UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877- 4626

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant has filed this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. The initial submission of the Certified Shareholder Report on Form N-CSR (accession #0001193125-12-494960) provides the information required by Item 1 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). This submission provides the information required by Item 1 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initial submission. Apart from Item 1, this submission is identical in all material respects to the initial submission.

Item 1. Reports to Stockholders.

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Filed under the previously filed companion submission on Form N-CSR:

•	PIMCO Funds—Asset Allocation Funds

•	PIMCO Funds—Credit Bond Funds

•	PIMCO Funds—Equity-Related Strategy Funds

•	PIMCO Funds—International Bond Funds

•	PIMCO Funds—Long Duration Strategy Funds

•	PIMCO Funds—PIMCO CommodityRealReturn Strategy Fund®

•	PIMCO Funds—PIMCO Real Return Fund

Filed under this submission on Form N-CSR:

•	PIMCO Funds—PIMCO Total Return Fund

•	PIMCO Funds—Real Return Strategy Funds

•	PIMCO Funds—Short Duration Strategy Funds

•	PIMCO Funds—Tax-Efficient Strategy Funds

•	PIMCO Funds—Private Account Portfolio Series

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2012

PIMCO Total Return Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C
■	R

	Page

Chairman’s Letter	2
Important Information About the PIMCO Total Return Fund	5
Fund Summary	8
Expense Example	10
Benchmark Descriptions	11
Financial Highlights	12
Statement of Assets and Liabilities	16
Statement of Operations	18
Statements of Changes in Net Assets	19
Summary Schedule of Investments	20	*
Notes to Financial Statements	60
Glossary	84
Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements	85

* This report includes a summary Schedule of Investments. A complete Schedule of Investments for the PIMCO Total Return Fund may be obtained, without charge, upon request, by contacting a PIMCO Funds representative at (888) 87-PIMCO and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

In the aftermath of the devastation that affected the eastern seaboard due to Hurricane Sandy, our thoughts go out to all who may have been directly or indirectly affected. The well-being of our clients, our shareholders, our employees, and their families is a paramount concern to all of us at PIMCO as the focus now is on rebuilding after the storm and managing the challenges that lay ahead.

After generally remaining on the sidelines during the first part of the reporting period, investor risk appetite returned in the latter part of the period as investors responded positively (though some skeptically) to additional monetary policy announcements by global central banks. Within the U.S., for example, the Federal Reserve (“Fed”) responded to weak employment data and below target inflation by voting in favor of a third round of quantitative easing, referred to as QE3. As part of this new bond buying program, the Fed will purchase an additional $40 billion of Agency mortgage-backed securities (“MBS”) per month. Unlike the Fed’s previous quantitative easing programs (such as QE1 and QE2, or Operation Twist which is scheduled to end at the end of 2012), QE3 has no fixed end date and is expected to continue until the Fed sees signs of significant improvement in the U.S. labor market. In addition, the Fed reiterated the need to keep the Federal Funds Rate range-bound between zero and 0.25% through at least the middle of 2015. Furthermore, signs of improving investor sentiment and positive U.S. housing starts also contributed to increased investor risk appetite, helping to drive the S&P 500 Index in September 2012 to its highest level in nearly five years.

In Europe, the European Central Bank (“ECB”) announced the Outright Monetary Transactions (“OMT”) program, which entails unlimited, but conditional, purchases of eurozone government bonds in the secondary market that have maturities of one to three years. As a result, peripheral European debt spreads over German bunds tightened amid renewed investor confidence in European policymakers’ ability and willingness to support the euro and the eurozone. In particular, yields on Spanish and Italian sovereign bonds declined, having risen in July 2012 to unsustainable levels.

A number of outstanding and unresolved issues, however, remain in the global economy, including ongoing structural problems in Europe, political polarization and the “fiscal cliff” in the U.S., and continuing social unrest in the Middle East and North Africa, among others. At PIMCO, we strive to understand the interconnectedness within and among numerous global macroeconomic factors to seek the best possible opportunities and potential outcomes for our clients. Our culture is to be “constructively paranoid” and by preparing for more scenarios than actually happen, we look to establish an action plan for different events which could be the key difference between investment success and failure.

Included below are highlights of the financial markets during our six-month reporting period:

■

U.S. Treasury yields beyond three month maturities ended the period lower, with prices on these securities therefore higher. The yield on the benchmark ten-year U.S. Treasury note was 1.63%, or 0.58% lower than on March 31, 2012, but higher compared to a

2	PIMCO TOTAL RETURN FUND

record low of 1.39% in July 2012. The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%. The Bank of England held its key lending rate at 0.50% and the ECB reduced its main policy rate to 0.75%. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.68% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted a return of 5.34%, as represented by the Barclays U.S. TIPS Index. Real yields fell across the majority of the maturity spectrum. Intermediate and longer-dated real yields were supported by continued accommodative Fed policies, which included the extension of Operation Twist and another round of QE (or QE3); however, the very front end of the real yield curve sold off. Nominal yields rallied slightly more than real yields, causing breakeven inflation levels (a proxy for inflation expectations) to narrow, especially at the front end. However, U.S. TIPS still outperformed nominal U.S. Treasuries as a result of strong inflation accruals earlier in the period. Diversified commodities, as represented by the Dow Jones-UBS Commodity Index Total Return, returned 4.70%.

■

Agency MBS outperformed like-duration U.S. Treasuries largely due to the Fed’s announcement of QE3, which includes additional monthly purchases of newly-issued lower coupon mortgages for an indefinite term. As a result, lower coupons outperformed higher coupons over the period. Mortgage credit assets also outperformed U.S. Treasuries over the period as the non-Agency MBS and commercial MBS sectors benefited from positive supply and increased investor appetite for risk assets. In addition, signs of a bottom in the U.S. housing market also provided support to the non-Agency MBS sector.

■

Investment grade and high yield corporate bonds outperformed like-duration U.S. Treasuries. From a relative standpoint, the financial sector outperformed the broader corporate bond sector due to strong capital levels, improving credit loss trends, and stability in the U.S. housing market. The rally in credit occurred despite weaker global economic growth, highlighting the resilience of corporate fundamentals and investor demand for higher yielding assets.

■

Municipal bonds, both tax-exempt and taxable, posted positive absolute returns over the period. The positive performance was driven primarily by technical factors as demand for municipals outpaced new issue supply. Primary market supply was up year-over-year; however, the majority of primary market issuance was refunding activity. Select lower quality municipal sectors outperformed higher grade sectors as investors reached for yield by moving further out the yield curve and down the credit spectrum, primarily in the industrial revenue and hospital sectors, which were the top performers over the reporting period.

■

Emerging markets (“EM”) fixed income assets performed well due to worldwide liquidity provisions that were announced by the various central banks, including the ECB and the Fed. In general, EM spreads tightened, EM yields fell, many EM currencies

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	3

Chairman’s Letter (Contd.)

appreciated, and EM fixed income asset classes provided positive returns. The investment climate was supportive of risk-taking and allowed high-yield EM securities to outperform investment grade EM securities, in aggregate.

■

U.S. equities, as measured by the S&P 500 Index, returned 3.43%. Global equities, as represented by the MSCI World Index, returned 1.30%. However, emerging market equities, as measured by the MSCI Emerging Markets Index, declined 1.84% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President, PIMCO Funds November 15, 2012

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO TOTAL RETURN FUND

Important Information About the PIMCO Total Return Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Fund may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk, short sale risk and convertible securities risk. A complete description of these and other risks is contained in the Fund’s prospectus. The use of derivatives may subject the Fund to greater volatility than investments in traditional securities. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On the Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a CDSC, which declines from 3.5% in the first year to 0% after the fifth year for shares purchased after 10/1/04. As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	5

Important Information About the PIMCO Total Return Fund (Cont.)

redeemed during the first 18 months after purchase. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the initial investment of $1,000,000 was made at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same Fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes.

The following table discloses the inception date of the Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class B	Class C	Class R
PIMCO Total Return Fund	05/11/87	05/11/87	04/30/08	09/08/94	04/08/98	01/13/97	01/13/97	01/13/97	12/31/02

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares, performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO TOTAL RETURN FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	7

PIMCO Total Return Fund

Cumulative Returns Through September 30, 2012

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Total Return Fund Institutional Class	6.03%	11.51%	8.92%	6.95%	8.39%
PIMCO Total Return Fund Class P	5.98%	11.40%	8.81%	6.84%	8.30%
PIMCO Total Return Fund Administrative Class	5.90%	11.23%	8.65%	6.68%	8.12%
PIMCO Total Return Fund Class D	5.88%	11.19%	8.60%	6.62%	8.07%
PIMCO Total Return Fund Class A	5.83%	11.08%	8.46%	6.47%	7.89%
PIMCO Total Return Fund Class A (adjusted)	1.86%	6.92%	7.63%	6.06%	7.70%
PIMCO Total Return Fund Class B	5.44%	10.26%	7.65%	5.92%	7.68%
PIMCO Total Return Fund Class B (adjusted)	1.94%	6.76%	7.58%	5.92%	7.68%
PIMCO Total Return Fund Class C	5.44%	10.26%	7.65%	5.68%	7.10%
PIMCO Total Return Fund Class C (adjusted)	4.44%	9.26%	7.65%	5.68%	7.10%
PIMCO Total Return Fund Class R	5.70%	10.81%	8.19%	6.20%	7.62%
Barclays U.S. Aggregate Index	3.68%	5.16%	6.53%	5.32%	7.26%	**
Lipper Intermediate Investment Grade Debt Funds Average	4.54%	7.51%	6.20%	5.09%	6.75%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.46% for Institutional Class shares, 0.56% for Class P shares, 0.71% for Administrative Class shares, 0.75% for Class D shares, 0.85% for Class A shares, 1.60% for Class B shares, 1.60% for Class C shares, and 1.10% for Class R shares.

8	PIMCO TOTAL RETURN FUND

Institutional Class - PTTRX	Class P - PTTPX	Administrative Class - PTRAX	Class D - PTTDX
Class A - PTTAX	Class B - PTTBX	Class C - PTTCX	Class R - PTRRX

Allocation Breakdown‡

U.S. Government Agencies	38.7%
Corporate Bonds & Notes	17.5%
U.S. Treasury Obligations	14.1%
Sovereign Issues	9.2%
Short-Term Instruments	8.8%
Mortgage-Backed Securities	5.4%
Other	6.3%

‡	% of Total Investments as of 09/30/12

Portfolio Insights

»

The PIMCO Total Return Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

An underweight to longer maturities, partially implemented via long-dated interest rate swaps, detracted from returns as the two- to thirty-year portion of the yield curve flattened amid a fall in thirty-year yields during the reporting period.

»	An overweight to Agency mortgage-backed securities added to returns as the sector outperformed like-duration U.S. Treasuries during the reporting period.
»	An underweight to investment grade corporate securities detracted from performance as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»

Within the investment grade corporate sector, a focus on bonds of financial companies added to returns as financials outperformed the overall investment grade corporate market during the reporting period.

»	An allocation to high yield corporate bonds added to performance as this sector outperformed like-duration U.S. Treasuries during the reporting period.

»

Duration exposure (or sensitivity to changes in market interest rates) to local debt in Brazil and Mexico, partially implemented via interest rate swaps, added to performance as interest rates in these countries fell during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	9

Expense Example

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held from April 1, 2012 to September 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period*	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period*	Net Annualized Expense Ratio
Institutional Class	$1,000.00	$1,060.30	$2.38	$1,000.00	$1,022.76	$2.33	0.46%
Class P	1,000.00	1,059.80	2.89	1,000.00	1,022.26	2.84	0.56
Administrative Class	1,000.00	1,059.00	3.66	1,000.00	1,021.51	3.60	0.71
Class D	1,000.00	1,058.80	3.87	1,000.00	1,021.31	3.80	0.75
Class A	1,000.00	1,058.30	4.39	1,000.00	1,020.81	4.31	0.85
Class B	1,000.00	1,054.40	8.24	1,000.00	1,017.05	8.09	1.60
Class C	1,000.00	1,054.40	8.24	1,000.00	1,017.05	8.09	1.60
Class R	1,000.00	1,057.00	5.67	1,000.00	1,019.55	5.57	1.10

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

10	PIMCO TOTAL RETURN FUND

Benchmark Descriptions

Index	Descriptions

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays U.S. TIPS Index	Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI Emerging Markets Index	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	11

Financial Highlights PIMCO Total Return Fund

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions
Institutional Class
04/01/2012 - 09/30/2012+	$11.09	$0.15	$0.51	$0.66	$(0.17)	$0.00	$(0.17)
03/31/2012	10.88	0.34	0.30	0.64	(0.43)	0.00	(0.43)
03/31/2011	11.04	0.33	0.41	0.74	(0.36)	(0.54)	(0.90)
03/31/2010	10.13	0.44	1.09	1.53	(0.51)	(0.11)	(0.62)
03/31/2009	10.91	0.56	(0.28)	0.28	(0.57)	(0.49)	(1.06)
03/31/2008	10.43	0.54	0.55	1.09	(0.54)	(0.07)	(0.61)
Class P
04/01/2012 - 09/30/2012+	11.09	0.15	0.51	0.66	(0.17)	0.00	(0.17)
03/31/2012	10.88	0.33	0.30	0.63	(0.42)	0.00	(0.42)
03/31/2011	11.04	0.32	0.41	0.73	(0.35)	(0.54)	(0.89)
03/31/2010	10.13	0.39	1.13	1.52	(0.50)	(0.11)	(0.61)
04/30/2008 - 03/31/2009	10.91	0.51	(0.29)	0.22	(0.51)	(0.49)	(1.00)
Administrative Class
04/01/2012 - 09/30/2012+	11.09	0.14	0.51	0.65	(0.16)	0.00	(0.16)
03/31/2012	10.88	0.31	0.30	0.61	(0.40)	0.00	(0.40)
03/31/2011	11.04	0.30	0.41	0.71	(0.33)	(0.54)	(0.87)
03/31/2010	10.13	0.41	1.10	1.51	(0.49)	(0.11)	(0.60)
03/31/2009	10.91	0.53	(0.28)	0.25	(0.54)	(0.49)	(1.03)
03/31/2008	10.43	0.52	0.55	1.07	(0.52)	(0.07)	(0.59)
Class D
04/01/2012 - 09/30/2012+	11.09	0.14	0.51	0.65	(0.16)	0.00	(0.16)
03/31/2012	10.88	0.31	0.30	0.61	(0.40)	0.00	(0.40)
03/31/2011	11.04	0.29	0.42	0.71	(0.33)	(0.54)	(0.87)
03/31/2010	10.13	0.40	1.10	1.50	(0.48)	(0.11)	(0.59)
03/31/2009	10.91	0.53	(0.28)	0.25	(0.54)	(0.49)	(1.03)
03/31/2008	10.43	0.51	0.55	1.06	(0.51)	(0.07)	(0.58)
Class A
04/01/2012 - 09/30/2012+	11.09	0.13	0.51	0.64	(0.15)	0.00	(0.15)
03/31/2012	10.88	0.30	0.30	0.60	(0.39)	0.00	(0.39)
03/31/2011	11.04	0.28	0.41	0.69	(0.31)	(0.54)	(0.85)
03/31/2010	10.13	0.39	1.10	1.49	(0.47)	(0.11)	(0.58)
03/31/2009	10.91	0.51	(0.28)	0.23	(0.52)	(0.49)	(1.01)
03/31/2008	10.43	0.49	0.55	1.04	(0.49)	(0.07)	(0.56)

Please see footnotes on page 14.

12	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate **

$11.58	6.03%	$169,726,371	0.46	%*	0.46	%*	0.46	%*	0.46	%*	2.70	%*	208%
11.09	5.99	151,703,994	0.46		0.46		0.46		0.46		3.11		584
10.88	6.86	136,538,305	0.46		0.46		0.46		0.46		2.92		430
11.04	15.49	126,335,186	0.47		0.47		0.46		0.46		4.07		402
10.13	2.96	87,105,803	0.63	(b)	0.63	(b)	0.45	(b)	0.45	(b)	5.37		300
10.91	10.81	77,276,018	0.49		0.49		0.43		0.43		5.15		226

11.58	5.98	12,021,674	0.56	*	0.56	*	0.56	*	0.56	*	2.58	*	208
11.09	5.88	9,917,236	0.56		0.56		0.56		0.56		3.00		584
10.88	6.75	8,184,067	0.56		0.56		0.56		0.56		2.83		430
11.04	15.38	5,469,785	0.57		0.57		0.56		0.56		3.62		402
10.13	2.42	286,850	0.77	*(c)	0.77	*(c)	0.55	*(c)	0.55	*(c)	5.47	*	300

11.58	5.90	33,163,396	0.71	*	0.71	*	0.71	*	0.71	*	2.45	*	208
11.09	5.72	31,608,990	0.71		0.71		0.71		0.71		2.85		584
10.88	6.59	32,792,128	0.71		0.71		0.71		0.71		2.67		430
11.04	15.20	32,158,676	0.72		0.72		0.71		0.71		3.85		402
10.13	2.70	24,596,373	0.88	(b)	0.88	(b)	0.70	(b)	0.70	(b)	5.10		300
10.91	10.54	25,200,225	0.74		0.74		0.68		0.68		4.91		226

11.58	5.88	19,493,109	0.75	*	0.75	*	0.75	*	0.75	*	2.41	*	208
11.09	5.68	17,905,432	0.75		0.75		0.75		0.75		2.81		584
10.88	6.55	17,422,193	0.75		0.75		0.75		0.75		2.63		430
11.04	15.16	16,162,579	0.76		0.76		0.75		0.75		3.69		402
10.13	2.65	8,557,627	0.93		0.93		0.75		0.75		5.09		300
10.91	10.45	5,619,632	0.81		0.81		0.75		0.75		4.82		226

11.58	5.83	27,384,640	0.85	*	0.85	*	0.85	*	0.85	*	2.32	*	208
11.09	5.57	26,837,998	0.85	(d)	0.85	(d)	0.85	(d)	0.85	(d)	2.71		584
10.88	6.39	26,070,979	0.90		0.90		0.90		0.90		2.48		430
11.04	14.99	25,941,564	0.91		0.91		0.90		0.90		3.61		402
10.13	2.49	17,656,880	1.08		1.08		0.90		0.90		4.92		300
10.91	10.29	13,154,435	0.96		0.96		0.90		0.90		4.68		226

Please see footnotes on page 14.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	13

Financial Highlights PIMCO Total Return Fund (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions
Class B
04/01/2012 - 09/30/2012+	$11.09	$0.09	$0.51	$0.60	$(0.11)	$0.00	$(0.11)
03/31/2012	10.88	0.22	0.29	0.51	(0.30)	0.00	(0.30)
03/31/2011	11.04	0.19	0.42	0.61	(0.23)	(0.54)	(0.77)
03/31/2010	10.13	0.32	1.09	1.41	(0.39)	(0.11)	(0.50)
03/31/2009	10.91	0.43	(0.28)	0.15	(0.44)	(0.49)	(0.93)
03/31/2008	10.43	0.42	0.54	0.96	(0.41)	(0.07)	(0.48)
Class C
04/01/2012 - 09/30/2012+	11.09	0.09	0.51	0.60	(0.11)	0.00	(0.11)
03/31/2012	10.88	0.21	0.30	0.51	(0.30)	0.00	(0.30)
03/31/2011	11.04	0.19	0.42	0.61	(0.23)	(0.54)	(0.77)
03/31/2010	10.13	0.29	1.12	1.41	(0.39)	(0.11)	(0.50)
03/31/2009	10.91	0.44	(0.29)	0.15	(0.44)	(0.49)	(0.93)
03/31/2008	10.43	0.41	0.55	0.96	(0.41)	(0.07)	(0.48)
Class R
04/01/2012 - 09/30/2012+	11.09	0.12	0.51	0.63	(0.14)	0.00	(0.14)
03/31/2012	10.88	0.27	0.30	0.57	(0.36)	0.00	(0.36)
03/31/2011	11.04	0.25	0.42	0.67	(0.29)	(0.54)	(0.83)
03/31/2010	10.13	0.35	1.11	1.46	(0.44)	(0.11)	(0.55)
03/31/2009	10.91	0.49	(0.28)	0.21	(0.50)	(0.49)	(0.99)
03/31/2008	10.43	0.47	0.55	1.02	(0.47)	(0.07)	(0.54)

+	Unaudited
*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude the PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the Class’s supervisory and administrative fee was increased by 0.03% to an annual rate of 0.21%.
(c)	Effective October 1, 2008, the Class’s supervisory and administrative fee was increased by 0.03% to an annual rate of 0.31%.
(d)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.35%.

14	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate **

$11.58	5.44%	$316,308	1.60	%*	1.60	%*	1.60	%*	1.60	%*	1.59	%*	208%
11.09	4.78	350,844	1.60	(d)	1.60	(d)	1.60	(d)	1.60	(d)	1.96		584
10.88	5.60	540,862	1.65		1.65		1.65		1.65		1.70		430
11.04	14.13	978,692	1.66		1.66		1.65		1.65		2.97		402
10.13	1.73	965,329	1.83		1.83		1.65		1.65		4.14		300
10.91	9.48	1,127,848	1.70		1.70		1.65		1.65		3.95		226

11.58	5.44	12,590,601	1.60	*	1.60	*	1.60	*	1.60	*	1.56	*	208
11.09	4.79	11,673,671	1.60	(d)	1.60	(d)	1.60	(d)	1.60	(d)	1.96		584
10.88	5.60	11,717,441	1.65		1.65		1.65		1.65		1.73		430
11.04	14.13	11,103,810	1.66		1.66		1.65		1.65		2.73		402
10.13	1.72	4,934,686	1.83		1.83		1.65		1.65		4.19		300
10.91	9.47	2,884,366	1.71		1.71		1.65		1.65		3.93		226

11.58	5.70	3,501,069	1.10	*	1.10	*	1.10	*	1.10	*	2.06	*	208
11.09	5.31	3,179,665	1.10	(d)	1.10	(d)	1.10	(d)	1.10	(d)	2.46		584
10.88	6.13	2,641,023	1.15		1.15		1.15		1.15		2.24		430
11.04	14.71	2,031,285	1.16		1.16		1.15		1.15		3.29		402
10.13	2.23	1,038,081	1.33		1.33		1.15		1.15		4.73		300
10.91	10.02	505,431	1.21		1.21		1.15		1.15		4.43		226

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	15

Statement of Assets and Liabilities PIMCO Total Return Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value	$332,911,334
Investments in Affiliates, at value	9,917,824
Repurchase agreements, at value	156,573
Cash	34,496
Deposits with counterparty	737
Foreign currency, at value	150,052
Receivable for investments sold	42,709,321
Receivable for cross-currency swap exchanges	298,305
Receivable for Fund shares sold	466,287
Interest and dividends receivable	1,935,150
Dividends receivable from Affiliates	5,951
Variation margin receivable on financial derivative instruments	49,253
OTC swap premiums paid	599,465
Unrealized appreciation on foreign currency contracts	249,528
Unrealized appreciation on OTC swap agreements	640,856
Other assets	107
390,125,239
Liabilities:
Payable for reverse repurchase agreements	$25,161
Payable for investments purchased	101,791,772
Payable for investments in Affiliates purchased	5,951
Payable for sale-buyback financing transactions	1,952,664
Payable for short sales	4,184,611
Deposits from counterparty	1,313,185
Payable for cross-currency swap exchanges	314,040
Payable for Fund shares redeemed	381,416
Dividends payable	47,556
Written options outstanding	245,500
Accrued investment advisory fees	50,897
Accrued supervisory and administrative fees	48,711
Accrued distribution fees	17,401
Accrued servicing fees	8,052
Variation margin payable on financial derivative instruments	1,254
OTC swap premiums received	523,154
Unrealized depreciation on foreign currency contracts	853,421
Unrealized depreciation on OTC swap agreements	163,296
Other liabilities	29
111,928,071
Net Assets	$278,197,168
Net Assets Consist of:
Paid in capital	$256,796,205
(Overdistributed) net investment income	(320,596)
Accumulated undistributed net realized gain	8,079,701
Net unrealized appreciation	13,641,858
$278,197,168
Cost of Investments	$318,862,328
Cost of Investments in Affiliates	$9,918,868
Cost of Repurchase Agreements	$156,573
Cost of Foreign Currency Held	$150,740
Proceeds Received on Short Sales	$4,181,795
Premiums Received on Written Options	$662,953

16	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2012

Net Assets:
Institutional Class	$169,726,371
Class P	12,021,674
Administrative Class	33,163,396
Class D	19,493,109
Class A	27,384,640
Class B	316,308
Class C	12,590,601
Class R	3,501,069
Shares Issued and Outstanding:
Institutional Class	14,656,379
Class P	1,038,108
Administrative Class	2,863,758
Class D	1,683,289
Class A	2,364,746
Class B	27,314
Class C	1,087,236
Class R	302,328
Net Asset Value and Redemption Price* Per Share Outstanding:
Institutional Class	$11.58
Class P	11.58
Administrative Class	11.58
Class D	11.58
Class A	11.58
Class B	11.58
Class C	11.58
Class R	11.58

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	17

Statement of Operations PIMCO Total Return Fund

Six Months Ended September 30, 2012 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$4,164,645
Dividends	10,123
Dividends from Affiliate investments	23,542
Total Income	4,198,310

Expenses:
Investment advisory fees	330,647
Supervisory and administrative fees	316,837
Distribution and/or servicing fees - Administrative Class	40,659
Distribution and/or servicing fees - Class D	23,321
Distribution fees - Class B	1,238
Distribution fees - Class C	45,199
Distribution fees - Class R	4,170
Servicing fees - Class A	33,685
Servicing fees - Class B	413
Servicing fees - Class C	15,066
Servicing fees - Class R	4,170
Trustees’ fees	154
Interest expense	154
Miscellaneous expense	3
Total Expenses	815,716

Net Investment Income	3,382,594

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	4,057,990
Net realized gain on Affiliate investments	2,158
Net realized gain on futures contracts	672,293
Net realized gain on written options	985,766
Net realized gain on swaps	531,328
Net realized gain on foreign currency transactions	745,942
Net change in unrealized appreciation on investments	7,183,441
Net change in unrealized (depreciation) on Affiliate investments	(1,035)
Net change in unrealized appreciation on futures contracts	431,462
Net change in unrealized (depreciation) on written options	(418,710)
Net change in unrealized (depreciation) on swaps	(1,386,230)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(850,058)
Net Gain	11,954,347

Net Increase in Net Assets Resulting from Operations	$15,336,941

* Foreign tax withholdings	$30

18	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Total Return Fund

(Amounts in thousands)	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012
Increase in Net Assets from:

Operations:
Net investment income	$3,382,594	$7,199,519
Net realized gain	6,993,319	5,623,341
Net realized gain (loss) on Affiliate investments	2,158	(4,306)
Net change in unrealized appreciation	4,959,905	971,455
Net change in unrealized (depreciation) on Affiliate investments	(1,035)	(10,943)
Net increase resulting from operations	15,336,941	13,779,066

Distributions to Shareholders:
From net investment income
Institutional Class	(2,469,929)	(5,650,266)
Class P	(163,373)	(353,070)
Administrative Class	(456,912)	(1,171,202)
Class D	(261,057)	(643,418)
Class A	(364,482)	(929,339)
Class B	(3,249)	(11,397)
Class C	(117,376)	(318,727)
Class R	(40,830)	(94,923)

Total Distributions	(3,877,208)	(9,172,342)

Fund Share Transactions:
Net increase resulting from Fund share transactions**	13,559,605	12,664,108

Total Increase in Net Assets	25,019,338	17,270,832

Net Assets:
Beginning of period	253,177,830	235,906,998
End of period*	$278,197,168	$253,177,830

*Including undistributed (overdistributed) net investment income of:	$(320,596)	$174,018

**	See note 12 in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	19

Summary Schedule of Investments PIMCO Total Return Fund

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
BANK LOAN OBLIGATIONS
Total Bank Loan Obligations (k) (Cost $1,607,606)			$	1,598,340	0.6%
CORPORATE BONDS & NOTES

BANKING & FINANCE
Ally Financial, Inc.
0.000% - 9.000% due 10/15/2012 - 11/01/2031 (l)	$	2,697,301		2,841,504	1.0%
American International Group, Inc.
8.175% due 05/15/2068		1,051,286		1,291,768	0.5%
8.250% due 08/15/2018		917,470		1,182,934	0.4%
0.446% - 8.625% due 10/22/2012 - 03/15/2087 (q)		8,912,496		3,607,803	1.3%
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (g)		1,200,372		1,348,405	0.5%
Other Banking & Finance ^(c)(g)(k)(l)(q)				38,202,210	13.7%

Total Banking & Finance				48,474,624	17.4%

INDUSTRIALS
Total Industrials ^(k)(l)(q)				7,513,372	2.7%
UTILITIES
Total Utilities (k)(l)				3,980,935	1.4%

Total Corporate Bonds & Notes (Cost $54,601,135)				59,968,931	21.5%

CONVERTIBLE BONDS & NOTES
Total Convertible Bonds & Notes (k) (Cost $11,491)				13,151	0.0%
MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes ^(c)(e)(k)(q) (Cost $12,229,536)				13,954,696	5.0%
U.S. GOVERNMENT AGENCIES
Fannie Mae
3.000% due 10/01/2027		1,519,900		1,611,094	0.6%
3.000% due 10/01/2042		5,599,000		5,910,444	2.1%
3.500% due 10/01/2027		2,573,000		2,738,235	1.0%
3.500% due 10/01/2042		8,086,939		8,673,278	3.1%
3.500% due 11/01/2042		15,616,500		16,707,215	6.0%
4.000% due 12/01/2039		1,275,404		1,375,058	0.5%
4.000% due 09/01/2040		2,120,998		2,288,880	0.8%
4.000% due 10/01/2040		1,291,237		1,393,739	0.5%
4.000% due 11/01/2040		3,031,921		3,272,285	1.2%
4.000% due 12/01/2040		1,540,934		1,663,543	0.6%
4.000% due 01/01/2041		1,289,933		1,392,852	0.5%
4.000% due 09/01/2041		1,054,654		1,138,676	0.4%
4.000% due 11/01/2041		1,139,402		1,229,906	0.4%
4.000% due 12/01/2041		1,482,028		1,599,747	0.6%
4.000% due 10/01/2042		14,170,500		15,270,929	5.5%
4.000% due 11/01/2042		5,525,800		5,948,869	2.1%
4.500% due 05/01/2041		1,218,276		1,324,556	0.5%
4.500% due 06/01/2041		1,203,299		1,308,722	0.5%
4.500% due 10/01/2042		1,594,000		1,725,007	0.6%
0.000% - 1,000.000% due 11/01/2012 - 01/25/2048 (a)(b)		39,714,864		43,029,016	15.4%

20	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2012

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
Freddie Mac
1.000% due 03/08/2017	$	1,788,100	$	1,812,905	0.7%
2.375% due 01/13/2022		1,234,800		1,298,382	0.5%
0.000% - 1,007.500% due 11/01/2012 - 07/01/2047 (a)(b)(c)		9,185,518		9,461,707	3.4%
Other U.S. Government Agencies ^(a)(k)				645,592	0.2%

Total U.S. Government Agencies (Cost $130,327,123)				132,820,637	47.7%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bonds
3.000% due 05/15/2042 (j)(m)(n)		2,230,738		2,316,831	0.8%
3.125% due 11/15/2041 - 02/15/2042 (j)(m)(n)		1,022,900		1,091,102	0.4%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022		2,714,762		2,964,181	1.1%
0.125% due 07/15/2022		1,720,844		1,882,307	0.7%
0.625% due 07/15/2021 (j)(m)(n)		4,981,920		5,705,076	2.1%
0.750% due 02/15/2042		2,410,458		2,627,399	0.9%
1.750% due 01/15/2028 (m)(n)		2,106,042		2,733,082	1.0%
2.000% due 01/15/2026 (m)(n)		1,828,407		2,406,212	0.9%
2.375% due 01/15/2025		1,939,132		2,636,615	0.9%
2.375% due 01/15/2027 (m)(n)		2,315,206		3,202,038	1.2%
2.500% due 01/15/2029 (m)(n)		2,754,047		3,947,109	1.4%
0.125% - 3.875% due 04/15/2017 - 02/15/2041 (j)(n)		2,658,385		3,529,688	1.3%
U.S. Treasury Notes
0.250% due 09/15/2015		2,000,000		1,996,876	0.7%
0.875% due 07/31/2019		1,203,700		1,193,074	0.4%
1.000% due 06/30/2019 (j)(n)		3,128,683		3,130,394	1.1%
1.000% due 08/31/2019		2,103,400		2,099,784	0.8%
1.000% due 09/30/2019 (c)		1,061,239		1,058,150	0.4%
1.750% due 05/15/2022 (n)		1,436,476		1,457,463	0.5%
0.250% - 3.625% due 09/30/2014 - 02/15/2020 (c)		2,170,639		2,309,372	0.8%

Total U.S. Treasury Obligations (Cost $46,064,286)				48,286,753	17.4%

MORTGAGE-BACKED SECURITIES
Total Mortgage-Backed Securities ^(a)(k)(q) (Cost $17,258,596)				18,454,720	6.6%
ASSET-BACKED SECURITIES
Total Asset-Backed Securities ^(k)(q) (Cost $5,626,702)				5,741,033	2.1%
SOVEREIGN ISSUES
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	9,975,825		5,097,052	1.8%
10.000% due 01/01//2014 - 01/01/2021		1,151,883		581,796	0.2%
Italy Buoni Poliennali Del Tesoro
4.500% due 07/15/2015	EUR	923,100		1,234,988	0.5%
2.000% - 6.000% due 02/01/2013 - 03/01/2026 (f)		6,155,475		8,075,603	2.9%
Mexico Government International Bond
10.000% due 12/05/2024	MXN	9,886,700		1,082,139	0.4%
4.250% - 9.000% due 12/20/2012 - 05/29/2031		27,231,070		2,284,438	0.8%
Province of Ontario
3.150% due 06/02/2022	CAD	1,008,300		1,067,516	0.4%
4.000% due 06/02/2021		1,234,800		1,400,645	0.5%
1.600% - 7.600% due 09/21/2016 - 06/02/2041		2,264,290		2,704,008	1.0%

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	21

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
Province of Quebec
4.500% due 12/01/2020	CAD	1,247,900	$	1,452,589	0.5%
2.750% - 7.500% due 12/01/2016 - 12/01/2041		2,196,963		2,478,153	0.9%
Other Sovereign Issues (g)(k)(l)				4,104,223	1.4%

Total Sovereign Issues (Cost $30,778,957)				31,563,150	11.3%

CONVERTIBLE PREFERRED SECURITIES
Total Convertible Preferred Securities (k) (Cost $177,927)				190,868	0.1%

		SHARES
PREFERRED SECURITIES

BANKING & FINANCE
Ally Financial, Inc.
7.250% - 7.350% due 03/09/2031 - 02/07/2033		4,745,833		116,781	0.1%
Other Banking & Finance (g)(k)				59,869	0.0%

Total Banking & Finance				176,650	0.1%

INDUSTRIALS
Total Industrials (k)				11,220	0.0%

Total Preferred Securities (Cost $184,236)				187,870	0.1%

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Total Certificates of Deposit (k)				1,652,848	0.6%
COMMERCIAL PAPER
Total Commercial Paper (k)				1,920,355	0.7%
REPURCHASE AGREEMENTS
Banc of America Securities LLC
0.220% due 10/01/2012 (Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.875% due 02/28/2017 valued at $2,552. Repurchase proceeds are $2,500.)	$	2,500		2,500	0.0%
Bank of Nova Scotia
0.280% due 10/01/2012 (Dated 09/28/2012. Collateralized by U.S. Treasury Notes 1.875% due 02/28/2014 valued at $102,084. Repurchase proceeds are $100,002.)		100,000		100,000	0.1%
Citigroup Global Markets, Inc.
0.210% due 10/01/2012 (Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.750% due 06/30/2017 valued at $11,634. Repurchase proceeds are $11,400)		11,400		11,400	0.0%

22	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2012

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
0.280% due 10/01/2012 (Dated 09/28/2012. Collateralized by Fannie Mae 0.790% due 04/24/2015 valued at $3,573. Repurchase proceeds are $3,500)	$	3,500	$	3,500	0.0%
Morgan Stanley & Co., Inc.
0.290% due 10/01/2012 (Dated 09/28/2012. Collateralized by Federal Home Loan Bank 5.250% due 06/18/2014 valued at $2,043. Repurchase proceeds are $2,000.)		2,000		2,000	0.0%
State Street Bank and Trust Co.
0.010% due 10/01/2012 (Dated 09/28/2012. Collateralized by Fannie Mae 0.750% -5.000% due 06/04/2015 - 03/15/2016 valued at $22,307 and U.S. Treasury Bonds 5.250% due 02/15/2029 valued at $5,410. Repurchase proceeds are $27,173.)		27,173		27,173	0.0%
TD Securities (USA) LLC
0.180% due 10/01/2012 (Dated 09/28/2012. Collateralized by U.S. Treasury Inflation Protected Securities 2.125% due 02/15/2040 valued at $10,957. Repurchase proceeds are $10,000.)		10,000		10,000	0.0%

Total Repurchase Agreements				156,573	0.1%

SHORT-TERM NOTES
Total Short-Term Notes (k)				96,029	0.1%
ITALY TREASURY BILLS
1.759% due 02/28/2013 - 09/13/2013 (d)	EUR	2,708,100		3,425,381	1.2%
JAPAN TREASURY BILLS
0.098% due 10/01/2012 - 11/05/2012 (d)	JPY	724,380,000		9,281,609	3.3%
MEXICO TREASURY BILLS
4.396% due 10/04/2012 - 01/10/2013 (d)	MXN	40,591,155		3,131,986	1.1%
SPAIN TREASURY BILLS
Total Spain Treasury Bills (k)				589,027	0.2%
U.S. TREASURY BILLS
0.128% due 01/31/2013 - 07/25/2013 (d)(j)(n)	$	33,971		33,950	0.0%

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (h)
PIMCO Short-Term Floating NAV Portfolio III		941,478,840		9,417,613	3.4%
Other PIMCO Short-Term Floating NAV Portfolios (k)				500,211	0.2%

Total PIMCO Short-Term Floating NAV Portfolios				9,917,824	3.6%

Total Short-Term Instruments (Cost $30,070,174)				30,205,582	10.9%

Total Investments (Cost $328,937,769)			$	342,985,731	123.3%

Written Options (p) (Premiums $662,953)				(245,500)	(0.1%)

Other Assets and Liabilities (Net)				(64,543,063)	(23.2%)

Net Assets			$	278,197,168	100.0%

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	23

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	The group contains securities in default.
(a)	The group contains interest only securities.
(b)	The group contains principal only securities.
(c)	The group contains when-issued securities.
(d)	Coupon represents a weighted average yield to maturity.
(e)	The group contains securities which become interest bearing at a future date.
(f)	The group contains securities in which the principal amount of a security is adjusted for inflation.
(g)	The group contains securities which have a perpetual maturity, date shown represents next contractual call date.
(h)	Affiliated to the Fund.
(i)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $1,020,259 at a weighted average interest rate of (0.133%).
(j)	Securities with an aggregate market value of $522,990 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(k)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2012.
(l)	Securities with an aggregate market value of $23,489 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate		Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BCY	(3.000%	)	08/23/2012	08/23/2014	$ 2,662	$(2,654)
	(3.000%	)	08/24/2012	08/23/2014	3,328	(3,318)
	(1.150%	)	05/04/2012	02/22/2014	985	(978)
	(1.000%	)	07/06/2012	04/19/2014	1,202	(1,197)
BRC	(0.250%	)	04/04/2012	04/03/2014	GBP 3,796	(6,125)
FOB	(2.250%	)	03/15/2012	03/15/2014	$ 2,836	(2,801)
	(1.750%	)	06/07/2012	06/06/2014	3,857	(3,835)
JPM	(0.500%	)	08/10/2012	08/08/2014	4,256	(4,253)

						$(25,161)

(m)	Securities with an aggregate market value of $212,215 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2014	1,134	$310
90-Day Euribor March Futures	Long	03/2015	1,383	400
90-Day Eurodollar December Futures	Long	12/2014	14,348	1,200
90-Day Eurodollar June Futures	Long	06/2015	134,794	74,446
90-Day Eurodollar March Futures	Long	03/2015	54,020	47,735
90-Day Eurodollar September Futures	Long	09/2015	6,573	9,932
Euro-Bund 10-Year Bond December Futures	Short	12/2012	7,796	(6,788)
U.S. Treasury 10-Year Note December Futures	Long	12/2012	54,342	26,182

				$153,417

24	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2012

(n)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $1,629,857 and cash of $737 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Unrealized (Depreciation)
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016	$	610,512	$(12,572)	$(23,738)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017		1,285,218	(10,144)	(63,292)
CDX.IG-17 5-Year Index	(1.000%)	12/20/2016		5,000	(42)	(40)
CDX.IG-18 5-Year Index	(1.000%)	06/20/2017		9,446,950	(43,904)	(10,917)

					$(66,662)	$(97,987)

Interest Rate Swaps
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$		5,292,900	$39,983	$40,135
Receive	3-Month USD-LIBOR	4.250%	06/15/2041			5,972,700	(2,207,596)	(502,133)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042			4,137,700	(160,885)	(306,878)
Receive	3-Month USD-LIBOR	2.500%	12/19/2042			650,000	18,585	17,420
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2018		AUD	250,000	2,503	1,646

							$(2,307,410)	$(749,810)

(o)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Avnet, Inc.	DUB	(1.000%	)	09/20/2016	1.623%	$	1,550	$36	$28	$8
Barclays Bank PLC	BPS	(3.000%	)	06/20/2021	4.099%		6,000	454	908	(454)
CRH America, Inc.	CBK	(2.590%	)	09/20/2018	2.358%		10,000	(134)	0	(134)
Deluxe Corp.	DUB	(1.000%	)	12/20/2014	2.312%		6,200	175	574	(399)
Domtar Corp.	SOG	(5.000%	)	09/20/2016	1.511%		31,500	(4,292)	(3,957)	(335)
Foster’s Finance Corp.	BRC	(2.140%	)	12/20/2014	0.186%		6,000	(266)	0	(266)
Gap, Inc.	BOA	(5.000%	)	06/20/2021	1.917%		27,000	(6,392)	(3,354)	(3,038)
Gap, Inc.	FBF	(1.000%	)	06/20/2021	1.917%		5,000	348	857	(509)
Gap, Inc.	GST	(5.000%	)	06/20/2021	1.917%		8,000	(1,894)	(940)	(954)
Hanson Building Materials, Inc.	BPS	(1.000%	)	09/20/2016	1.354%		33,000	440	1,130	(690)
Hanson Building Materials, Inc.	BPS	(1.000%	)	09/20/2016	1.398%		20,000	301	553	(252)
Hanson Ltd.	BRC	(1.000%	)	09/20/2016	1.398%		20,000	301	3,057	(2,756)
Intesa Sanpaolo SpA	JPM	(3.000%	)	09/20/2015	3.208%		6,000	30	192	(162)
iStar Financial, Inc.	MYC	(0.600%	)	12/20/2013	3.564%		10,000	350	0	350
Jones Group, Inc.	DUB	(1.000%	)	12/20/2014	1.685%		44,710	658	1,423	(765)
KB Home	DUB	(1.000%	)	03/20/2014	1.399%		3,000	17	249	(232)
KB Home	GST	(1.000%	)	03/20/2014	1.399%		7,000	39	329	(290)
Manpower, Inc.	GST	(2.500%	)	06/20/2013	0.411%	EUR	45,500	(939)	(2,683)	1,744
Marks & Spencer PLC	RYL	(0.950%	)	12/20/2017	2.490%	$	2,200	162	400	(238)
MDC Holdings, Inc.	BOA	(1.000%	)	12/20/2014	0.527%		3,000	(33)	0	(33)
MDC Holdings, Inc.	BPS	(1.250%	)	12/20/2014	0.538%		9,000	(146)	0	(146)
Office Depot, Inc.	BOA	(5.000%	)	09/20/2013	1.534%		7,000	(248)	(126)	(122)
Office Depot, Inc.	SOG	(5.000%	)	09/20/2013	1.534%		16,000	(566)	(849)	283

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	25

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pactiv LLC	MYC	(5.000%	)	06/20/2017	5.370%	$	9,800	$132	$(677)	$809
PulteGroup, Inc.	BPS	(1.000%	)	03/20/2014	0.711%		10,000	(46)	451	(497)
PulteGroup, Inc.	BRC	(5.000%	)	03/20/2014	0.711%		15,400	(999)	(200)	(799)
Rohm & Haas Co.	BOA	(1.000%	)	09/20/2017	0.400%		1,500	(45)	(17)	(28)
Rohm & Haas Co.	BOA	(0.700%	)	09/20/2017	0.409%		13,425	(195)	0	(195)
Rohm & Haas Co.	BPS	(1.600%	)	09/20/2017	0.409%		4,665	(275)	0	(275)
Rohm & Haas Co.	BPS	(1.000%	)	09/20/2017	0.400%		30,000	(894)	(437)	(457)
Rohm & Haas Co.	CBK	(0.540%	)	09/20/2017	0.409%		7,000	(46)	0	(46)
Rohm & Haas Co.	MYC	(1.000%	)	09/20/2017	0.400%		17,000	(506)	(527)	21
RPM International, Inc.	BOA	(1.030%	)	03/20/2018	1.155%		9,000	56	399	(343)
RPM International, Inc.	BRC	(1.460%	)	03/20/2018	1.155%		2,800	(46)	0	(46)
RPM International, Inc.	GST	(1.000%	)	03/20/2018	1.131%		15,000	98	219	(121)
Tate & Lyle International Finance PLC	BRC	(1.250%	)	12/20/2014	0.280%		12,000	(265)	0	(265)
Telefonica Emisiones S.A.U.	CBK	(1.000%	)	06/20/2016	2.895%		5,000	330	301	29
Telefonica Emisiones S.A.U.	CBK	(1.000%	)	09/20/2017	3.326%		10,000	1,035	730	305
Toll Brothers Finance Corp.	BOA	(1.000%	)	12/20/2019	1.523%		7,000	242	251	(9)
Toll Brothers Finance Corp.	BPS	(1.000%	)	06/20/2015	0.636%		10,000	(102)	262	(364)
Toll Brothers Finance Corp.	DUB	(1.000%	)	12/20/2019	1.523%		3,000	103	262	(159)
Universal Corp.	DUB	(1.000%	)	12/20/2014	0.537%		33,000	(351)	580	(931)
UST LLC	BRC	(0.700%	)	03/20/2018	0.358%		24,000	(448)	0	(448)
UST LLC	CBK	(1.000%	)	03/20/2018	0.351%		2,500	(88)	(133)	45
UST LLC	DUB	(1.000%	)	03/20/2018	0.351%		1,500	(53)	(74)	21

								$(13,962)	$(819)	$(13,143)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	0.893%	$	15,000	$164	$(50)	$214
Ally Financial, Inc.	DUB	5.000%	09/20/2013	1.083%		15,000	598	477	121
Ally Financial, Inc.	DUB	5.000%	12/20/2013	1.193%		25,000	1,202	734	468
Ally Financial, Inc.	DUB	5.000%	06/20/2014	1.802%		35,000	1,957	1,262	695
Ally Financial, Inc.	DUB	5.000%	09/20/2014	1.992%		5,000	299	229	70
Ally Financial, Inc.	DUB	5.000%	06/20/2015	2.520%		10,000	663	461	202
Ally Financial, Inc.	DUB	5.000%	12/20/2016	3.189%		2,400	170	(34)	204
Ally Financial, Inc.	DUB	5.000%	03/20/2017	3.250%		62,300	4,461	(3,894)	8,355
Ally Financial, Inc.	FBF	5.000%	09/20/2014	1.992%		10,000	598	586	12
Ally Financial, Inc.	GST	5.000%	12/20/2012	0.893%		10,000	110	(125)	235
Ally Financial, Inc.	GST	5.000%	09/20/2013	1.083%		15,000	597	443	154
Ally Financial, Inc.	GST	5.000%	12/20/2013	1.193%		15,000	721	504	217
Ally Financial, Inc.	GST	5.000%	06/20/2014	1.802%		45,000	2,516	1,871	645
Ally Financial, Inc.	GST	5.000%	09/20/2014	1.992%		30,000	1,793	1,827	(34)
American International Group, Inc.	GST	1.000%	12/20/2020	1.672%		6,600	(316)	(1,708)	1,392
American International Group, Inc.	MYC	1.000%	12/20/2020	1.672%		4,000	(192)	(988)	796
Argentine Republic Government International Bond	DUB	5.000%	09/20/2017	9.589%		25,000	(4,345)	(6,049)	1,704
Australia & New Zealand Banking Group Ltd.	DUB	1.000%	06/20/2017	1.317%		12,100	(171)	(516)	345
Australia Government Bond	BOA	1.000%	06/20/2017	0.499%		53,200	1,263	610	653
Australia Government Bond	BRC	1.000%	06/20/2017	0.499%		48,400	1,149	604	545

26	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2012

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	CBK	1.000%	06/20/2017	0.499%	$	12,700	$301	$144	$157
Australia Government Bond	DUB	1.000%	03/20/2015	0.213%		71,200	1,413	1,367	46
Australia Government Bond	DUB	1.000%	03/20/2016	0.320%		78,800	1,883	1,773	110
Australia Government Bond	DUB	1.000%	09/20/2016	0.380%		23,900	594	207	387
Australia Government Bond	DUB	1.000%	06/20/2017	0.499%		2,800	66	33	33
Australia Government Bond	GST	1.000%	06/20/2016	0.352%		7,400	180	178	2
Australia Government Bond	GST	1.000%	09/20/2016	0.380%		24,100	599	221	378
Australia Government Bond	GST	1.000%	06/20/2017	0.499%		43,600	1,034	457	577
Australia Government Bond	JPM	1.000%	06/20/2016	0.352%		25,000	610	570	40
Australia Government Bond	JPM	1.000%	09/20/2016	0.380%		22,500	559	411	148
Australia Government Bond	JPM	1.000%	06/20/2017	0.499%		35,000	831	347	484
Australia Government Bond	MYC	1.000%	06/20/2016	0.352%		22,000	536	525	11
Australia Government Bond	MYC	1.000%	06/20/2017	0.499%		25,000	594	274	320
Australia Government Bond	RYL	1.000%	06/20/2015	0.241%		14,200	299	385	(86)
Australia Government Bond	UAG	1.000%	03/20/2015	0.213%		50,000	992	693	299
Australia Government Bond	UAG	1.000%	06/20/2015	0.241%		900	19	24	(5)
Australia Government Bond	UAG	1.000%	09/20/2016	0.380%		8,100	201	148	53
Australia Government Bond	UAG	1.000%	06/20/2017	0.499%		42,900	1,018	526	492
Berkshire Hathaway Finance Corp.	BOA	1.000%	06/20/2013	0.361%		25,000	125	157	(32)
Berkshire Hathaway Finance Corp.	BOA	1.000%	09/20/2013	0.439%		5,000	29	32	(3)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.771%		162,200	964	(2,827)	3,791
Berkshire Hathaway Finance Corp.	BOA	1.000%	12/20/2015	0.889%		20,000	76	(298)	374
Berkshire Hathaway Finance Corp.	BOA	1.000%	06/20/2017	1.139%		25,500	(154)	(412)	258
Berkshire Hathaway Finance Corp.	BPS	1.000%	03/20/2015	0.771%		25,000	149	(468)	617
Berkshire Hathaway Finance Corp.	BRC	1.012%	09/20/2013	0.448%		20,000	117	0	117
Berkshire Hathaway Finance Corp.	BRC	1.000%	03/20/2015	0.771%		65,000	387	(1,169)	1,556
Berkshire Hathaway Finance Corp.	CBK	1.000%	03/20/2015	0.771%		25,000	149	(434)	583
Berkshire Hathaway Finance Corp.	CBK	1.000%	03/20/2016	0.939%		22,400	53	(253)	306
Berkshire Hathaway Finance Corp.	CBK	1.000%	06/20/2020	1.390%		4,400	(120)	(184)	64
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	0.439%		15,700	91	77	14
Berkshire Hathaway Finance Corp.	DUB	1.000%	12/20/2014	0.714%		25,000	166	(495)	661
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	0.771%		65,000	387	(932)	1,319
Berkshire Hathaway Finance Corp.	FBF	1.000%	06/20/2017	1.139%		25,000	(151)	(384)	233
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2015	0.771%		111,400	662	(1,718)	2,380
Berkshire Hathaway Finance Corp.	GST	1.000%	06/20/2015	0.818%		30,000	157	(962)	1,119
Berkshire Hathaway Finance Corp.	GST	1.000%	12/20/2015	0.889%		60,000	230	(1,275)	1,505
Berkshire Hathaway Finance Corp.	GST	1.000%	06/20/2017	1.139%		19,800	(120)	(469)	349

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	27

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2021	1.424%	$	25,000	$(796)	$(863)	$67
Berkshire Hathaway Finance Corp.	JPM	1.000%	06/20/2015	0.818%		20,000	105	(816)	921
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2015	0.889%		15,000	58	(463)	521
Berkshire Hathaway Finance Corp.	JPM	1.000%	06/20/2017	1.139%		30,000	(182)	(652)	470
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2017	1.176%		20,000	(162)	(496)	334
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2021	1.424%		5,900	(188)	(237)	49
Berkshire Hathaway Finance Corp.	MYC	1.000%	03/20/2015	0.771%		77,000	457	(1,445)	1,902
Berkshire Hathaway Finance Corp.	UAG	1.000%	03/20/2015	0.771%		3,300	19	(60)	79
BP Capital Markets America, Inc.	CBK	1.000%	06/20/2017	0.797%		12,000	116	0	116
BP Capital Markets America, Inc.	DUB	1.000%	12/20/2013	0.229%		900	9	8	1
BP Capital Markets America, Inc.	FBF	1.000%	06/20/2017	0.797%		10,500	102	(5)	107
Brazil Government International Bond	BOA	1.710%	05/20/2013	0.273%		15,000	234	0	234
Brazil Government International Bond	BOA	1.000%	09/20/2015	0.704%		34,600	314	(407)	721
Brazil Government International Bond	BOA	1.950%	04/20/2016	0.808%		300	15	0	15
Brazil Government International Bond	BOA	1.000%	06/20/2016	0.837%		24,600	156	(71)	227
Brazil Government International Bond	BOA	1.000%	03/20/2021	1.420%		7,800	(251)	(355)	104
Brazil Government International Bond	BOA	1.000%	09/20/2021	1.447%		15,000	(539)	(951)	412
Brazil Government International Bond	BPS	1.000%	06/20/2017	1.026%		56,200	(50)	(671)	621
Brazil Government International Bond	BRC	1.620%	03/20/2013	0.273%		20,900	145	0	145
Brazil Government International Bond	BRC	1.000%	03/20/2015	0.612%		75,000	742	(1,413)	2,155
Brazil Government International Bond	BRC	1.000%	06/20/2015	0.662%		127,100	1,206	(1,967)	3,173
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.704%		240,700	2,187	(2,853)	5,040
Brazil Government International Bond	BRC	1.000%	12/20/2015	0.738%		105,000	913	(514)	1,427
Brazil Government International Bond	BRC	1.000%	03/20/2016	0.791%		64,790	486	(514)	1,000
Brazil Government International Bond	BRC	1.000%	06/20/2016	0.837%		25,000	158	(60)	218
Brazil Government International Bond	BRC	1.000%	09/20/2016	0.877%		25,000	128	(719)	847
Brazil Government International Bond	BRC	1.000%	12/20/2016	0.912%		25,000	99	(871)	970
Brazil Government International Bond	BRC	1.000%	06/20/2017	1.026%		89,900	(80)	(1,036)	956

28	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2012

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.272%	$	13,000	$26	$35	$(9)
Brazil Government International Bond	CBK	1.000%	09/20/2015	0.704%		21,000	190	(330)	520
Brazil Government International Bond	CBK	1.000%	03/20/2016	0.791%		119,600	898	(943)	1,841
Brazil Government International Bond	CBK	1.000%	12/20/2016	0.912%		25,000	99	(871)	970
Brazil Government International Bond	CBK	1.000%	03/20/2021	1.420%		10,100	(326)	(448)	122
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.662%		61,800	587	(873)	1,460
Brazil Government International Bond	DUB	1.000%	09/20/2015	0.704%		110,000	999	(1,220)	2,219
Brazil Government International Bond	DUB	1.000%	12/20/2015	0.738%		75,000	652	(494)	1,146
Brazil Government International Bond	DUB	1.000%	06/20/2016	0.837%		100,000	632	(168)	800
Brazil Government International Bond	DUB	1.000%	12/20/2016	0.912%		22,900	91	(809)	900
Brazil Government International Bond	DUB	1.000%	06/20/2017	1.026%		65,000	(58)	(851)	793
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.375%		50,000	(1,329)	(1,656)	327
Brazil Government International Bond	FBF	1.000%	09/20/2015	0.704%		70,000	636	(777)	1,413
Brazil Government International Bond	FBF	2.090%	05/20/2016	0.823%		10,000	534	0	534
Brazil Government International Bond	FBF	1.000%	06/20/2020	1.375%		25,000	(665)	(789)	124
Brazil Government International Bond	GST	1.000%	12/20/2012	0.272%		5,700	11	15	(4)
Brazil Government International Bond	GST	1.000%	03/20/2015	0.612%		100,000	989	(1,931)	2,920
Brazil Government International Bond	GST	1.000%	06/20/2015	0.662%		30,800	292	(414)	706
Brazil Government International Bond	GST	1.000%	09/20/2016	0.877%		47,500	244	(289)	533
Brazil Government International Bond	GST	1.000%	06/20/2017	1.026%		20,000	(18)	(208)	190
Brazil Government International Bond	HUS	1.000%	12/20/2012	0.272%		500	1	1	0
Brazil Government International Bond	HUS	1.000%	06/20/2015	0.662%		248,900	2,361	(3,152)	5,513
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.704%		130,500	1,185	(1,332)	2,517
Brazil Government International Bond	HUS	1.000%	12/20/2015	0.738%		100,000	869	(756)	1,625
Brazil Government International Bond	HUS	1.000%	03/20/2016	0.791%		66,000	496	(523)	1,019
Brazil Government International Bond	HUS	1.000%	06/20/2017	1.026%		20,400	(18)	(369)	351
Brazil Government International Bond	HUS	1.000%	06/20/2020	1.375%		110,000	(2,923)	(3,489)	566
Brazil Government International Bond	JPM	1.000%	03/20/2015	0.612%		25,000	247	(506)	753

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	29

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.662%	$	40,000	$380	$(420)	$800
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.704%		107,000	972	(1,219)	2,191
Brazil Government International Bond	JPM	1.000%	06/20/2016	0.837%		50,000	316	(84)	400
Brazil Government International Bond	JPM	1.000%	09/20/2016	0.877%		99,000	509	(1,137)	1,646
Brazil Government International Bond	JPM	1.000%	06/20/2017	1.026%		55,700	(50)	(555)	505
Brazil Government International Bond	JPM	1.000%	06/20/2020	1.375%		25,000	(665)	(789)	124
Brazil Government International Bond	MYC	1.660%	03/20/2013	0.273%		47,000	336	0	336
Brazil Government International Bond	MYC	1.770%	09/20/2014	0.522%		15,000	380	0	380
Brazil Government International Bond	MYC	1.000%	06/20/2015	0.662%		31,500	299	(305)	604
Brazil Government International Bond	MYC	1.000%	09/20/2015	0.704%		25,000	227	(157)	384
Brazil Government International Bond	MYC	1.000%	12/20/2015	0.738%		100,000	869	(806)	1,675
Brazil Government International Bond	MYC	1.000%	03/20/2016	0.791%		75,000	563	(608)	1,171
Brazil Government International Bond	MYC	1.000%	12/20/2016	0.912%		25,000	99	(883)	982
Brazil Government International Bond	MYC	1.520%	01/20/2017	0.935%		6,000	167	0	167
Brazil Government International Bond	MYC	1.000%	06/20/2017	1.026%		35,000	(31)	(496)	465
Brazil Government International Bond	RYL	1.000%	03/20/2015	0.612%		50,000	494	(989)	1,483
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.704%		27,600	251	(261)	512
Brazil Government International Bond	UAG	1.000%	03/20/2016	0.791%		50,000	375	(481)	856
Brazil Government International Bond	UAG	1.000%	06/20/2017	1.026%		10,000	(9)	(105)	96
California State General Obligation Bonds, Series 2003	BOA	2.530%	03/20/2021	1.824%		25,000	1,241	0	1,241
California State General Obligation Bonds, Series 2003	CBK	2.100%	03/20/2021	1.824%		20,000	395	0	395
California State General Obligation Bonds, Series 2003	MYC	2.650%	12/20/2020	1.811%		25,000	1,444	0	1,444
California State General Obligation Notes, Series 2005	GST	0.610%	03/20/2018	1.600%		25,000	(1,231)	0	(1,231)
Canada Government Bond	GST	1.000%	03/20/2015	0.236%		10,000	193	243	(50)
Canadian Natural Resources Ltd.	FBF	1.000%	06/20/2017	1.122%		590	(3)	(23)	20
China Development Bank Corp.	BRC	1.000%	06/20/2016	0.975%		20,000	24	(97)	121
China Development Bank Corp.	CBK	1.000%	06/20/2017	1.241%		24,200	(260)	(1,227)	967

30	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2012

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
China Development Bank Corp.	JPM	1.000%	06/20/2016	0.975%	$	15,000	$18	$(131)	$149
China Development Bank Corp.	MYC	1.000%	06/20/2016	0.975%		50,000	61	(326)	387
China Government International Bond	BOA	0.780%	12/20/2014	0.310%		50,000	536	0	536
China Government International Bond	BOA	1.000%	06/20/2015	0.391%		126,600	2,139	1,811	328
China Government International Bond	BOA	1.000%	09/20/2015	0.422%		50,000	875	402	473
China Government International Bond	BOA	1.000%	12/20/2015	0.447%		25,000	452	362	90
China Government International Bond	BOA	1.000%	03/20/2016	0.510%		50,000	863	606	257
China Government International Bond	BPS	1.000%	06/20/2015	0.391%		25,000	422	384	38
China Government International Bond	BPS	1.000%	09/20/2015	0.422%		15,000	263	94	169
China Government International Bond	BPS	1.000%	03/20/2016	0.510%		42,000	725	509	216
China Government International Bond	BPS	1.000%	06/20/2016	0.564%		24,600	405	235	170
China Government International Bond	BPS	1.000%	06/20/2017	0.778%		10,500	112	(81)	193
China Government International Bond	BPS	1.000%	09/20/2017	0.831%		10,000	85	(145)	230
China Government International Bond	BRC	1.000%	03/20/2015	0.354%		50,000	815	520	295
China Government International Bond	BRC	1.000%	06/20/2015	0.391%		50,000	845	817	28
China Government International Bond	BRC	1.000%	12/20/2015	0.447%		75,000	1,357	1,074	283
China Government International Bond	BRC	1.000%	03/20/2016	0.510%		73,600	1,271	898	373
China Government International Bond	BRC	1.000%	06/20/2016	0.564%		146,900	2,414	1,613	801
China Government International Bond	BRC	1.000%	09/20/2016	0.611%		35,000	546	52	494
China Government International Bond	BRC	1.000%	06/20/2017	0.778%		2,700	29	(19)	48
China Government International Bond	CBK	1.000%	06/20/2015	0.391%		24,900	421	388	33
China Government International Bond	CBK	1.000%	03/20/2016	0.510%		1,000	18	(11)	29
China Government International Bond	CBK	1.000%	06/20/2016	0.564%		83,500	1,372	1,034	338
China Government International Bond	CBK	1.000%	09/20/2016	0.611%		50,000	781	235	546
China Government International Bond	CBK	1.000%	12/20/2016	0.653%		61,300	908	(1,924)	2,832
China Government International Bond	CBK	1.000%	09/20/2017	0.831%		17,800	152	(245)	397
China Government International Bond	DUB	1.000%	03/20/2015	0.354%		30,000	489	312	177
China Government International Bond	DUB	1.000%	12/20/2015	0.447%		25,000	452	349	103

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	31

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
China Government International Bond	DUB	1.000%	03/20/2016	0.510%	$	30,000	$518	$364	$154
China Government International Bond	DUB	1.000%	06/20/2016	0.564%		40,200	661	421	240
China Government International Bond	DUB	1.000%	09/20/2016	0.611%		55,100	860	304	556
China Government International Bond	DUB	1.000%	12/20/2016	0.653%		21,000	311	(1,061)	1,372
China Government International Bond	DUB	1.000%	09/20/2017	0.831%		10,000	85	(62)	147
China Government International Bond	FBF	1.000%	03/20/2015	0.354%		85,000	1,385	410	975
China Government International Bond	FBF	1.000%	06/20/2015	0.391%		25,000	423	136	287
China Government International Bond	FBF	1.000%	12/20/2016	0.653%		96,300	1,426	(4,622)	6,048
China Government International Bond	GST	1.000%	09/20/2015	0.422%		25,000	437	182	255
China Government International Bond	GST	1.000%	09/20/2016	0.611%		20,600	321	110	211
China Government International Bond	GST	1.000%	09/20/2017	0.831%		15,000	128	(210)	338
China Government International Bond	HUS	1.000%	06/20/2017	0.778%		2,800	30	(42)	72
China Government International Bond	JPM	1.000%	03/20/2015	0.354%		35,000	571	157	414
China Government International Bond	JPM	1.000%	06/20/2015	0.391%		60,000	1,014	494	520
China Government International Bond	JPM	1.000%	09/20/2015	0.422%		10,000	175	62	113
China Government International Bond	JPM	1.000%	12/20/2015	0.447%		25,000	452	349	103
China Government International Bond	JPM	1.000%	03/20/2016	0.510%		50,000	863	594	269
China Government International Bond	JPM	1.000%	06/20/2016	0.564%		75,000	1,233	765	468
China Government International Bond	JPM	1.000%	09/20/2016	0.611%		93,500	1,460	516	944
China Government International Bond	JPM	1.000%	12/20/2016	0.653%		70,500	1,044	(2,642)	3,686
China Government International Bond	JPM	1.000%	06/20/2017	0.778%		21,600	230	(155)	385
China Government International Bond	JPM	1.000%	09/20/2017	0.831%		25,000	214	(184)	398
China Government International Bond	MYC	1.000%	03/20/2015	0.354%		100,000	1,630	463	1,167
China Government International Bond	MYC	1.000%	12/20/2015	0.447%		50,000	905	712	193
China Government International Bond	MYC	1.000%	06/20/2016	0.564%		25,000	411	276	135
China Government International Bond	MYC	1.000%	09/20/2016	0.611%		74,300	1,160	416	744
China Government International Bond	MYC	1.000%	12/20/2016	0.653%		55,800	826	(2,648)	3,474
China Government International Bond	MYC	1.000%	09/20/2017	0.831%		20,100	172	(296)	468

32	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2012

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
China Government International Bond	RYL	1.000%	03/20/2015	0.354%	$	20,000	$326	$198	$128
China Government International Bond	RYL	1.000%	06/20/2015	0.391%		104,600	1,767	1,382	385
China Government International Bond	RYL	1.000%	12/20/2015	0.447%		25,000	452	362	90
China Government International Bond	RYL	1.000%	09/20/2016	0.611%		67,200	1,049	(8)	1,057
China Government International Bond	RYL	1.000%	12/20/2016	0.653%		51,700	766	(1,971)	2,737
China Government International Bond	UAG	1.000%	03/20/2015	0.354%		25,000	408	119	289
China Government International Bond	UAG	1.000%	06/20/2015	0.391%		25,000	422	396	26
China Government International Bond	UAG	1.000%	09/20/2015	0.422%		25,000	437	219	218
China Government International Bond	UAG	1.000%	09/20/2016	0.611%		31,900	498	(89)	587
China Government International Bond	UAG	1.000%	12/20/2016	0.653%		46,400	687	(1,425)	2,112
China Government International Bond	UAG	1.000%	06/20/2017	0.778%		49,300	523	(352)	875
China Government International Bond	UAG	1.000%	09/20/2017	0.831%		24,400	208	(336)	544
Colombia Government International Bond	BRC	1.000%	06/20/2017	0.942%		10,010	30	(159)	189
Dell, Inc.	BRC	1.000%	09/20/2013	0.613%		14,100	57	74	(17)
Dell, Inc.	CBK	1.000%	09/20/2013	0.613%		19,400	80	111	(31)
Dow Chemical Co.	GST	1.000%	06/20/2019	1.569%		10,000	(352)	(762)	410
Dow Chemical Co.	JPM	1.000%	06/20/2019	1.569%		10,000	(352)	(792)	440
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2014	0.438%		6,000	77	(154)	231
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	0.718%		9,500	95	(29)	124
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	12/20/2014	0.438%		5,000	64	(185)	249
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2016	0.718%		5,500	55	(42)	97
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	12/20/2014	0.438%		6,000	77	(154)	231
Emirate of Abu Dhabi Government International Bond	GST	1.000%	12/20/2014	0.438%		16,000	206	(453)	659
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	0.718%		2,000	20	(17)	37
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	12/20/2014	0.438%		5,000	64	(185)	249
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	12/20/2015	0.656%		25,000	284	(161)	445

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	33

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	03/20/2016	0.718%	$	5,000	$51	$(2)	$53
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2015	0.656%		25,000	284	(161)	445
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	03/20/2016	0.718%		5,000	50	(7)	57
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	12/20/2014	0.438%		17,000	218	(460)	678
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	0.718%		5,000	50	(5)	55
Enterprise Products Operating LLC	MYC	1.000%	03/20/2019	1.454%		5,000	(136)	(201)	65
Export-Import Bank of China	BPS	1.000%	06/20/2016	0.825%		15,000	102	(141)	243
Export-Import Bank of China	BRC	1.000%	06/20/2016	0.825%		30,000	202	(266)	468
Export-Import Bank of China	CBK	1.000%	06/20/2016	0.825%		10,000	67	(97)	164
Export-Import Bank of China	CBK	1.000%	06/20/2017	1.095%		10,000	(41)	(396)	355
Export-Import Bank of China	DUB	1.000%	06/20/2016	0.825%		10,000	68	(48)	116
Export-Import Bank of China	FBF	1.000%	06/20/2016	0.825%		5,000	33	(44)	77
Export-Import Bank of China	FBF	1.000%	12/20/2016	0.943%		10,000	27	(970)	997
Export-Import Bank of China	FBF	1.000%	06/20/2017	1.095%		11,300	(46)	(437)	391
Export-Import Bank of China	GST	1.000%	06/20/2016	0.825%		20,000	135	(184)	319
Export-Import Bank of China	HUS	1.000%	06/20/2016	0.825%		10,000	68	(53)	121
Export-Import Bank of China	HUS	1.000%	06/20/2017	1.095%		7,000	(29)	(271)	242
Export-Import Bank of China	JPM	1.000%	06/20/2016	0.825%		25,000	169	(193)	362
Export-Import Bank of China	MYC	1.000%	06/20/2016	0.825%		40,000	270	(232)	502
Florida State Board of Education General Obligation Notes, Series 2005	CBK	0.470%	03/20/2018	0.889%		10,000	(215)	0	(215)
Ford Motor Credit Co. LLC	GST	5.000%	03/20/2016	1.569%		10,000	1,161	1,024	137
France Government Bond	BOA	0.250%	12/20/2015	0.597%		32,100	(354)	(872)	518
France Government Bond	BOA	0.250%	03/20/2016	0.688%		116,200	(1,744)	(4,571)	2,827
France Government Bond	BOA	0.250%	09/20/2016	0.835%		15,000	(343)	(905)	562
France Government Bond	BRC	0.250%	03/20/2016	0.688%		224,000	(3,362)	(8,323)	4,961
France Government Bond	BRC	0.250%	09/20/2016	0.835%		35,400	(811)	(2,165)	1,354
France Government Bond	CBK	0.250%	06/20/2015	0.504%		79,600	(543)	(1,590)	1,047
France Government Bond	CBK	0.250%	12/20/2015	0.597%		19,700	(218)	(607)	389
France Government Bond	CBK	0.250%	03/20/2016	0.688%		40,000	(600)	(1,487)	887
France Government Bond	CBK	0.250%	06/20/2016	0.767%		120,400	(2,283)	(5,198)	2,915

34	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2012

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
France Government Bond	CBK	0.250%	09/20/2016	0.835%	$	139,500	$(3,193)	$(6,474)	$3,281
France Government Bond	DUB	0.250%	06/20/2015	0.504%		9,900	(68)	(182)	114
France Government Bond	DUB	0.250%	12/20/2015	0.597%		150,000	(1,656)	(4,004)	2,348
France Government Bond	DUB	0.250%	03/20/2016	0.688%		96,200	(1,444)	(3,894)	2,450
France Government Bond	DUB	0.250%	06/20/2016	0.767%		50,000	(948)	(1,153)	205
France Government Bond	GST	0.250%	03/20/2016	0.688%		100,000	(1,501)	(3,719)	2,218
France Government Bond	GST	0.250%	09/20/2016	0.835%		113,500	(2,598)	(5,910)	3,312
France Government Bond	HUS	0.250%	09/20/2016	0.835%		75,400	(1,726)	(3,715)	1,989
France Government Bond	HUS	0.250%	09/20/2017	1.098%		4,500	(184)	(300)	116
France Government Bond	JPM	0.250%	12/20/2015	0.597%		50,000	(552)	(1,393)	841
France Government Bond	JPM	0.250%	03/20/2016	0.688%		50,000	(751)	(1,998)	1,247
France Government Bond	MYC	0.250%	03/20/2016	0.688%		18,100	(271)	(616)	345
France Government Bond	MYC	0.250%	06/20/2016	0.767%		90,100	(1,709)	(3,950)	2,241
France Government Bond	MYC	0.250%	09/20/2016	0.835%		37,100	(849)	(1,752)	903
France Government Bond	RYL	0.250%	12/20/2015	0.597%		83,300	(920)	(1,778)	858
France Government Bond	RYL	0.250%	03/20/2016	0.688%		18,900	(284)	(635)	351
France Government Bond	UAG	0.250%	09/20/2015	0.554%		15,400	(138)	(408)	270
France Government Bond	UAG	0.250%	03/20/2016	0.688%		202,300	(3,036)	(8,185)	5,149
France Government Bond	UAG	0.250%	09/20/2016	0.835%		143,900	(3,294)	(6,324)	3,030
General Electric Capital Corp.	BOA	1.000%	06/20/2013	0.280%		30,100	168	177	(9)
General Electric Capital Corp.	BOA	1.000%	09/20/2013	0.358%		10,000	66	54	12
General Electric Capital Corp.	BOA	5.000%	06/20/2014	0.611%		70,500	5,455	2,605	2,850
General Electric Capital Corp.	BOA	1.000%	12/20/2014	0.725%		25,000	160	(1,123)	1,283
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.000%		76,000	23	(2,477)	2,500
General Electric Capital Corp.	BOA	1.000%	03/20/2016	1.059%		112,900	(194)	(1,444)	1,250
General Electric Capital Corp.	BOA	1.000%	06/20/2016	1.111%		10,500	(39)	(179)	140
General Electric Capital Corp.	BPS	4.700%	12/20/2013	0.412%		7,300	396	0	396
General Electric Capital Corp.	BPS	1.000%	12/20/2014	0.725%		34,400	221	(1,730)	1,951
General Electric Capital Corp.	BPS	1.000%	12/20/2015	1.000%		50,000	15	(1,903)	1,918
General Electric Capital Corp.	BPS	1.000%	03/20/2016	1.059%		25,000	(43)	(359)	316
General Electric Capital Corp.	BRC	0.640%	12/20/2012	0.286%		33,800	34	0	34
General Electric Capital Corp.	BRC	1.000%	12/20/2012	0.280%		20,600	40	(222)	262
General Electric Capital Corp.	BRC	0.910%	03/20/2013	0.286%		50,000	163	0	163
General Electric Capital Corp.	BRC	1.580%	03/20/2013	0.286%		25,000	167	0	167
General Electric Capital Corp.	BRC	1.280%	06/20/2013	0.286%		40,000	307	0	307
General Electric Capital Corp.	BRC	4.050%	12/20/2013	0.412%		25,000	1,152	0	1,152
General Electric Capital Corp.	BRC	4.800%	12/20/2013	0.412%		30,000	1,667	0	1,667
General Electric Capital Corp.	BRC	1.000%	12/20/2014	0.725%		50,000	320	(2,557)	2,877
General Electric Capital Corp.	BRC	1.000%	12/20/2015	1.000%		35,000	11	(683)	694
General Electric Capital Corp.	CBK	1.000%	06/20/2013	0.280%		21,100	118	(523)	641
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.412%		17,300	787	0	787
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.412%		57,300	2,841	0	2,841
General Electric Capital Corp.	CBK	4.800%	12/20/2013	0.412%		50,000	2,779	0	2,779
General Electric Capital Corp.	CBK	4.875%	12/20/2013	0.412%		46,900	2,651	0	2,651
General Electric Capital Corp.	CBK	3.800%	03/20/2014	0.534%		30,000	1,483	0	1,483
General Electric Capital Corp.	CBK	3.820%	03/20/2014	0.534%		50,000	2,487	0	2,487
General Electric Capital Corp.	CBK	3.850%	03/20/2014	0.534%		25,900	1,300	0	1,300
General Electric Capital Corp.	CBK	3.950%	03/20/2014	0.534%		15,000	775	0	775
General Electric Capital Corp.	CBK	4.000%	03/20/2014	0.534%		50,000	2,623	0	2,623
General Electric Capital Corp.	CBK	5.000%	09/20/2014	0.675%		50,000	4,350	1,187	3,163
General Electric Capital Corp.	CBK	1.000%	12/20/2014	0.725%		25,000	160	(1,123)	1,283
General Electric Capital Corp.	CBK	1.000%	09/20/2015	0.949%		25,000	46	(876)	922
General Electric Capital Corp.	CBK	1.000%	03/20/2016	1.059%		25,000	(43)	(190)	147
General Electric Capital Corp.	DUB	5.000%	06/20/2013	0.280%		55,000	1,985	1,269	716
General Electric Capital Corp.	DUB	5.000%	09/20/2013	0.358%		30,000	1,417	634	783
General Electric Capital Corp.	DUB	4.300%	12/20/2013	0.412%		24,700	1,217	0	1,217

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	35

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	DUB	4.800%	12/20/2013	0.412%	$	20,000	$1,112	$0	$1,112
General Electric Capital Corp.	DUB	4.900%	12/20/2013	0.412%		34,100	1,938	0	1,938
General Electric Capital Corp.	DUB	4.000%	03/20/2014	0.534%		10,000	525	0	525
General Electric Capital Corp.	DUB	4.050%	03/20/2014	0.534%		25,000	1,330	0	1,330
General Electric Capital Corp.	DUB	5.000%	06/20/2014	0.611%		29,800	2,306	1,011	1,295
General Electric Capital Corp.	DUB	1.000%	09/20/2015	0.949%		110,000	198	(4,219)	4,417
General Electric Capital Corp.	DUB	1.000%	12/20/2015	1.000%		90,000	27	(3,099)	3,126
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.059%		37,100	(63)	(2,466)	2,403
General Electric Capital Corp.	FBF	1.000%	06/20/2013	0.280%		350	2	1	1
General Electric Capital Corp.	GST	1.280%	06/20/2013	0.286%		10,000	77	0	77
General Electric Capital Corp.	GST	1.000%	06/20/2017	1.279%		25,000	(310)	(693)	383
General Electric Capital Corp.	JPM	1.000%	03/20/2014	0.523%		10,000	73	(263)	336
General Electric Capital Corp.	JPM	1.000%	12/20/2014	0.725%		75,000	481	(3,867)	4,348
General Electric Capital Corp.	JPM	1.000%	09/20/2015	0.949%		15,000	27	(526)	553
General Electric Capital Corp.	JPM	1.000%	12/20/2015	1.000%		125,000	38	(3,121)	3,159
General Electric Capital Corp.	JPM	0.280%	03/20/2016	1.082%		10,000	(273)	0	(273)
General Electric Capital Corp.	JPM	1.000%	06/20/2017	1.279%		25,000	(310)	(716)	406
General Electric Capital Corp.	MYC	1.000%	09/20/2013	0.358%		65,000	431	349	82
General Electric Capital Corp.	MYC	1.000%	12/20/2014	0.725%		50,000	320	(2,368)	2,688
General Electric Capital Corp.	MYC	1.000%	09/20/2015	0.949%		85,000	153	(3,104)	3,257
General Electric Capital Corp.	MYC	1.000%	12/20/2015	1.000%		10,000	3	(172)	175
General Electric Capital Corp.	MYC	1.000%	06/20/2016	1.111%		50,900	(191)	(255)	64
General Electric Capital Corp.	MYC	1.000%	03/20/2017	1.239%		2,900	(29)	(246)	217
General Electric Capital Corp.	MYC	1.000%	06/20/2018	1.398%		6,700	(142)	(676)	534
General Electric Capital Corp.	UAG	1.000%	12/20/2014	0.725%		65,000	416	(3,362)	3,778
Goldman Sachs Group, Inc.	FBF	1.000%	09/20/2013	0.714%		6,600	20	(22)	42
Goldman Sachs Group, Inc.	FBF	1.000%	09/20/2014	1.118%		11,200	(22)	(181)	159
Goldman Sachs Group, Inc.	UAG	1.000%	06/20/2013	0.603%		10,000	32	(188)	220
HCA, Inc.	GST	5.000%	09/20/2014	1.399%		20,000	1,443	1,230	213
Indonesia Government International Bond	BOA	1.000%	09/20/2015	0.766%		15,000	108	(435)	543
Indonesia Government International Bond	BOA	1.000%	12/20/2015	0.803%		50,000	330	(660)	990
Indonesia Government International Bond	BOA	1.000%	09/20/2017	1.425%		25,000	(501)	(957)	456
Indonesia Government International Bond	BPS	1.000%	09/20/2015	0.766%		35,000	253	(951)	1,204
Indonesia Government International Bond	BPS	1.000%	03/20/2016	0.902%		10,000	37	(149)	186
Indonesia Government International Bond	BRC	1.000%	09/20/2015	0.766%		45,000	325	(1,437)	1,762
Indonesia Government International Bond	BRC	1.000%	12/20/2015	0.803%		60,000	396	(891)	1,287
Indonesia Government International Bond	BRC	1.000%	03/20/2016	0.902%		10,000	37	(149)	186
Indonesia Government International Bond	BRC	1.000%	06/20/2021	2.036%		10,000	(783)	(671)	(112)
Indonesia Government International Bond	CBK	1.000%	09/20/2015	0.766%		12,100	88	(274)	362
Indonesia Government International Bond	CBK	1.000%	12/20/2015	0.803%		15,000	99	(218)	317
Indonesia Government International Bond	CBK	1.000%	06/20/2016	0.989%		5,000	4	(95)	99
Indonesia Government International Bond	DUB	1.000%	09/20/2015	0.766%		25,000	181	(619)	800
Indonesia Government International Bond	DUB	1.000%	12/20/2015	0.803%		15,000	99	(211)	310

36	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2012

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond	FBF	1.000%	09/20/2015	0.766%	$	10,000	$72	$(218)	$290
Indonesia Government International Bond	FBF	1.000%	12/20/2015	0.803%		20,000	132	(318)	450
Indonesia Government International Bond	FBF	1.000%	03/20/2016	0.902%		21,900	80	(496)	576
Indonesia Government International Bond	FBF	1.000%	06/20/2021	2.036%		25,000	(1,958)	(1,641)	(317)
Indonesia Government International Bond	GST	1.000%	09/20/2015	0.766%		10,000	72	(333)	405
Indonesia Government International Bond	HUS	1.000%	09/20/2015	0.766%		25,000	180	(792)	972
Indonesia Government International Bond	HUS	1.000%	03/20/2016	0.902%		25,000	91	(566)	657
Indonesia Government International Bond	HUS	1.000%	09/20/2016	1.064%		2,000	(4)	(39)	35
Indonesia Government International Bond	HUS	1.000%	06/20/2017	1.337%		15,000	(227)	(504)	277
Indonesia Government International Bond	HUS	1.000%	09/20/2017	1.425%		20,000	(401)	(747)	346
Indonesia Government International Bond	JPM	1.000%	09/20/2015	0.766%		35,000	252	(814)	1,066
Indonesia Government International Bond	JPM	1.000%	12/20/2015	0.803%		8,700	58	(138)	196
Indonesia Government International Bond	JPM	1.000%	03/20/2016	0.902%		10,000	37	(178)	215
Indonesia Government International Bond	JPM	1.000%	06/20/2016	0.989%		12,500	9	(232)	241
Indonesia Government International Bond	JPM	1.000%	09/20/2016	1.064%		5,000	(11)	(79)	68
Indonesia Government International Bond	JPM	1.000%	06/20/2017	1.337%		27,000	(408)	(948)	540
Indonesia Government International Bond	JPM	1.000%	09/20/2017	1.425%		10,000	(201)	(383)	182
Indonesia Government International Bond	JPM	1.000%	06/20/2021	2.036%		30,000	(2,351)	(2,045)	(306)
Indonesia Government International Bond	MYC	1.000%	09/20/2015	0.766%		25,000	180	(623)	803
Indonesia Government International Bond	MYC	1.000%	12/20/2015	0.803%		30,000	198	(449)	647
Indonesia Government International Bond	MYC	1.000%	03/20/2016	0.902%		20,000	73	(342)	415
Indonesia Government International Bond	MYC	1.000%	09/20/2017	1.425%		25,000	(501)	(957)	456
Indonesia Government International Bond	MYC	1.000%	06/20/2021	2.036%		10,000	(783)	(649)	(134)
Indonesia Government International Bond	RYL	1.000%	09/20/2015	0.766%		65,000	469	(1,465)	1,934
Indonesia Government International Bond	RYL	1.000%	03/20/2016	0.902%		46,900	171	(1,041)	1,212
Indonesia Government International Bond	RYL	1.000%	09/20/2016	1.064%		28,700	(63)	(506)	443
Indonesia Government International Bond	UAG	1.000%	09/20/2016	1.064%		13,600	(30)	(215)	185
Indonesia Government International Bond	UAG	1.000%	06/20/2017	1.337%		33,000	(498)	(1,131)	633

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	37

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.036%	$	5,000	$(392)	$(366)	$(26)
International Lease Finance Corp.	DUB	5.000%	06/20/2016	3.057%		6,000	410	(315)	725
International Lease Finance Corp.	FBF	5.000%	09/20/2014	2.108%		35,000	2,013	2,170	(157)
Italy Government International Bond	BRC	1.000%	09/20/2017	3.423%		50,000	(5,374)	(6,215)	841
Italy Government International Bond	GST	1.000%	09/20/2017	3.423%		25,000	(2,688)	(3,409)	721
Italy Government International Bond	MYC	1.000%	09/20/2017	3.423%		25,000	(2,687)	(3,390)	703
Japan Government International Bond	BOA	1.000%	03/20/2015	0.365%		69,600	1,116	507	609
Japan Government International Bond	BOA	1.000%	06/20/2015	0.403%		46,700	775	443	332
Japan Government International Bond	BOA	1.000%	09/20/2015	0.434%		125,000	2,144	2,043	101
Japan Government International Bond	BOA	1.000%	12/20/2015	0.459%		56,000	991	969	22
Japan Government International Bond	BOA	1.000%	03/20/2016	0.520%		62,100	1,051	892	159
Japan Government International Bond	BOA	1.000%	06/20/2016	0.572%		53,300	861	583	278
Japan Government International Bond	BOA	1.000%	09/20/2016	0.618%		25,000	384	(85)	469
Japan Government International Bond	BOA	1.000%	12/20/2016	0.658%		30,000	439	(580)	1,019
Japan Government International Bond	BOA	1.000%	03/20/2017	0.715%		251,900	3,243	(3,432)	6,675
Japan Government International Bond	BOA	1.000%	06/20/2017	0.767%		117,500	1,308	(229)	1,537
Japan Government International Bond	BOA	1.000%	09/20/2017	0.814%		30,000	282	59	223
Japan Government International Bond	BPS	1.000%	03/20/2016	0.520%		9,900	167	72	95
Japan Government International Bond	BPS	1.000%	06/20/2016	0.572%		25,000	404	261	143
Japan Government International Bond	BRC	1.000%	03/20/2015	0.365%		22,000	353	210	143
Japan Government International Bond	BRC	1.000%	03/20/2016	0.520%		16,000	271	196	75
Japan Government International Bond	DUB	1.000%	03/20/2015	0.365%		2,300	37	18	19
Japan Government International Bond	DUB	1.000%	06/20/2015	0.403%		20,000	332	177	155
Japan Government International Bond	DUB	1.000%	12/20/2015	0.459%		41,700	738	786	(48)
Japan Government International Bond	DUB	1.000%	09/20/2017	0.814%		20,000	188	35	153
Japan Government International Bond	GST	1.000%	03/20/2015	0.365%		180,500	2,894	1,549	1,345
Japan Government International Bond	GST	1.000%	06/20/2015	0.403%		44,900	746	53	693
Japan Government International Bond	GST	1.000%	09/20/2015	0.434%		50,000	858	806	52

38	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2012

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Japan Government International Bond	GST	1.000%	12/20/2015	0.459%	$	101,200	$1,792	$1,876	$(84)
Japan Government International Bond	GST	1.000%	03/20/2016	0.520%		50,000	846	391	455
Japan Government International Bond	GST	1.000%	06/20/2016	0.572%		75,000	1,211	486	725
Japan Government International Bond	GST	1.000%	09/20/2016	0.618%		74,100	1,138	(436)	1,574
Japan Government International Bond	GST	1.000%	12/20/2016	0.658%		25,000	365	(474)	839
Japan Government International Bond	GST	1.000%	03/20/2017	0.715%		143,000	1,841	(2,094)	3,935
Japan Government International Bond	GST	1.000%	06/20/2017	0.767%		20,700	230	(62)	292
Japan Government International Bond	HUS	1.000%	03/20/2017	0.715%		75,000	966	(1,199)	2,165
Japan Government International Bond	JPM	1.000%	09/20/2015	0.434%		75,000	1,287	1,220	67
Japan Government International Bond	JPM	1.000%	03/20/2016	0.520%		53,800	911	446	465
Japan Government International Bond	MYC	1.000%	06/20/2015	0.403%		25,000	415	82	333
Japan Government International Bond	MYC	1.000%	12/20/2015	0.459%		25,000	442	452	(10)
Japan Government International Bond	MYC	1.000%	03/20/2016	0.520%		25,000	423	178	245
Japan Government International Bond	MYC	1.000%	06/20/2016	0.572%		177,000	2,858	707	2,151
Japan Government International Bond	MYC	1.000%	09/20/2016	0.618%		35,000	538	(333)	871
Japan Government International Bond	MYC	1.000%	12/20/2016	0.658%		73,200	1,069	(1,462)	2,531
Japan Government International Bond	MYC	1.000%	03/20/2017	0.715%		98,200	1,264	(1,297)	2,561
Japan Government International Bond	MYC	1.000%	06/20/2017	0.767%		17,500	194	(48)	242
Japan Government International Bond	RYL	1.000%	06/20/2015	0.403%		30,100	499	246	253
Japan Government International Bond	RYL	1.000%	12/20/2015	0.459%		50,000	885	930	(45)
Japan Government International Bond	RYL	1.000%	03/20/2016	0.520%		35,000	592	342	250
Japan Government International Bond	RYL	1.000%	06/20/2016	0.572%		25,000	404	168	236
Japan Government International Bond	RYL	1.000%	09/20/2016	0.618%		25,000	385	(97)	482
Japan Government International Bond	RYL	1.000%	12/20/2016	0.658%		25,000	365	(480)	845
Japan Government International Bond	UAG	1.000%	06/20/2015	0.403%		35,000	581	463	118
Japan Government International Bond	UAG	1.000%	12/20/2016	0.658%		25,000	365	(474)	839
Japan Government International Bond	UAG	1.000%	03/20/2017	0.715%		20,000	257	(298)	555
Japan Government International Bond	UAG	1.000%	06/20/2017	0.767%		1,500	16	13	3

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	39

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	1.262%	$	15,000	$(130)	$(433)	$303
Kazakhstan Government International Bond	HUS	1.000%	09/20/2015	1.114%		25,000	(76)	(951)	875
Kazakhstan Government International Bond	MYC	1.000%	09/20/2015	1.114%		25,000	(76)	(985)	909
Kazakhstan Government International Bond	UAG	1.000%	09/20/2015	1.114%		25,000	(76)	(985)	909
Kinder Morgan Energy Partners LP	DUB	1.000%	03/20/2018	1.615%		25,000	(790)	(978)	188
Kinder Morgan Energy Partners LP	FBF	1.000%	03/20/2018	1.615%		2,100	(66)	(82)	16
Kohl’s Corp.	BPS	1.000%	12/20/2017	1.612%		20,500	(617)	(12)	(605)
Kohl’s Corp.	MYC	1.000%	12/20/2017	1.612%		20,000	(602)	(12)	(590)
Lincoln National Corp.	CBK	1.000%	03/20/2016	1.804%		12,700	(339)	(417)	78
Lloyds TSB Bank PLC	DUB	1.000%	06/20/2013	0.668%	EUR	3,900	14	(59)	73
MetLife, Inc.	BOA	1.000%	09/20/2013	0.551%	$	26,500	125	(1,434)	1,559
MetLife, Inc.	BOA	1.000%	12/20/2014	1.084%		9,100	(14)	(125)	111
MetLife, Inc.	BOA	1.000%	09/20/2015	1.420%		25,000	(298)	(1,584)	1,286
MetLife, Inc.	BOA	1.000%	03/20/2016	1.580%		46,200	(890)	(707)	(183)
MetLife, Inc.	BOA	1.000%	06/20/2016	1.653%		25,000	(581)	(414)	(167)
MetLife, Inc.	BOA	1.000%	09/20/2020	2.117%		10,000	(771)	(1,146)	375
MetLife, Inc.	CBK	1.000%	12/20/2014	1.084%		10,800	(17)	(272)	255
MetLife, Inc.	CBK	1.000%	06/20/2016	1.653%		20,000	(464)	(475)	11
MetLife, Inc.	DUB	1.000%	03/20/2016	1.580%		17,000	(328)	(404)	76
MetLife, Inc.	FBF	1.000%	09/20/2013	0.551%		20,000	94	(919)	1,013
MetLife, Inc.	FBF	1.000%	12/20/2014	1.084%		13,900	(21)	(271)	250
MetLife, Inc.	GST	1.000%	03/20/2015	1.217%		25,000	(125)	(1,561)	1,436
MetLife, Inc.	GST	1.000%	12/20/2015	1.496%		27,000	(414)	(1,638)	1,224
MetLife, Inc.	GST	1.000%	03/20/2016	1.580%		25,000	(481)	(622)	141
MetLife, Inc.	JPM	1.000%	09/20/2015	1.420%		25,000	(298)	(1,694)	1,396
MetLife, Inc.	JPM	1.000%	12/20/2015	1.496%		23,000	(352)	(1,415)	1,063
MetLife, Inc.	JPM	1.000%	03/20/2016	1.580%		15,000	(289)	(463)	174
MetLife, Inc.	SOG	1.000%	09/20/2013	0.551%		21,400	101	(1,004)	1,105
MetLife, Inc.	UAG	1.000%	09/20/2013	0.551%		10,000	47	(490)	537
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.601%		19,800	241	(280)	521
Mexico Government International Bond	BOA	1.000%	09/20/2017	0.974%		25,000	39	(358)	397
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.324%		11,000	(275)	(476)	201
Mexico Government International Bond	BPS	1.000%	03/20/2017	0.874%		25,000	147	(311)	458
Mexico Government International Bond	BPS	1.000%	06/20/2017	0.927%		17,200	64	(105)	169
Mexico Government International Bond	BPS	1.000%	09/20/2017	0.974%		48,800	76	(888)	964
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.512%		42,400	525	(916)	1,441
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.601%		61,000	742	(635)	1,377
Mexico Government International Bond	BRC	1.000%	12/20/2015	0.634%		50,000	602	(124)	726
Mexico Government International Bond	BRC	1.000%	03/20/2016	0.689%		50,000	551	(414)	965
Mexico Government International Bond	BRC	1.000%	12/20/2016	0.816%		23,500	188	(830)	1,018

40	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2012

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond	BRC	1.000%	03/20/2017	0.874%	$	30,000	$176	$(454)	$630
Mexico Government International Bond	BRC	1.000%	06/20/2017	0.927%		55,100	204	(617)	821
Mexico Government International Bond	BRC	1.000%	09/20/2017	0.974%		20,300	32	(456)	488
Mexico Government International Bond	BRC	1.000%	09/20/2021	1.350%		25,000	(707)	(1,986)	1,279
Mexico Government International Bond	CBK	1.000%	09/20/2015	0.601%		91,800	1,117	(808)	1,925
Mexico Government International Bond	CBK	1.000%	03/20/2016	0.689%		240,400	2,652	(2,214)	4,866
Mexico Government International Bond	CBK	1.000%	06/20/2016	0.737%		50,000	500	(48)	548
Mexico Government International Bond	CBK	1.000%	09/20/2016	0.779%		25,000	225	(707)	932
Mexico Government International Bond	CBK	1.000%	12/20/2016	0.816%		25,000	200	(871)	1,071
Mexico Government International Bond	CBK	1.000%	03/20/2021	1.324%		22,700	(566)	(964)	398
Mexico Government International Bond	DUB	1.000%	09/20/2015	0.601%		9,400	114	(118)	232
Mexico Government International Bond	DUB	1.000%	12/20/2015	0.634%		50,000	602	(456)	1,058
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.689%		150,000	1,655	(1,182)	2,837
Mexico Government International Bond	DUB	1.000%	12/20/2016	0.816%		25,000	200	(871)	1,071
Mexico Government International Bond	DUB	1.000%	03/20/2017	0.874%		15,000	88	(165)	253
Mexico Government International Bond	DUB	1.000%	06/20/2017	0.927%		46,275	171	(965)	1,136
Mexico Government International Bond	DUB	1.000%	09/20/2017	0.974%		62,100	97	(1,100)	1,197
Mexico Government International Bond	DUB	1.000%	03/20/2021	1.324%		50,000	(1,247)	(1,774)	527
Mexico Government International Bond	FBF	1.000%	09/20/2015	0.601%		25,000	304	(217)	521
Mexico Government International Bond	FBF	1.000%	06/20/2017	0.927%		27,700	103	(205)	308
Mexico Government International Bond	GST	1.000%	09/20/2016	0.779%		54,400	490	(485)	975
Mexico Government International Bond	GST	1.000%	03/20/2017	0.874%		75,000	439	(1,031)	1,470
Mexico Government International Bond	GST	1.000%	06/20/2017	0.927%		60,200	223	(1,058)	1,281
Mexico Government International Bond	GST	1.000%	09/20/2017	0.974%		25,000	39	(357)	396
Mexico Government International Bond	HUS	1.000%	03/20/2015	0.512%		22,300	276	(471)	747
Mexico Government International Bond	HUS	1.000%	12/20/2015	0.634%		50,000	602	(480)	1,082
Mexico Government International Bond	HUS	1.000%	03/20/2016	0.689%		10,000	110	(44)	154
Mexico Government International Bond	HUS	1.000%	06/20/2017	0.927%		50,500	186	(589)	775

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	41

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond	HUS	1.000%	09/20/2017	0.974%	$	48,500	$76	$(808)	$884
Mexico Government International Bond	HUS	1.000%	03/20/2021	1.324%		27,000	(674)	(1,271)	597
Mexico Government International Bond	HUS	1.000%	09/20/2022	1.392%		10,000	(346)	(465)	119
Mexico Government International Bond	JPM	0.920%	03/20/2016	0.690%		6,950	57	0	57
Mexico Government International Bond	JPM	1.000%	09/20/2016	0.779%		10,000	90	(46)	136
Mexico Government International Bond	JPM	1.000%	12/20/2016	0.816%		25,000	200	(889)	1,089
Mexico Government International Bond	JPM	1.000%	06/20/2017	0.927%		60,000	222	(1,179)	1,401
Mexico Government International Bond	JPM	1.000%	09/20/2017	0.974%		25,000	39	(332)	371
Mexico Government International Bond	MYC	1.000%	12/20/2015	0.634%		25,000	302	(356)	658
Mexico Government International Bond	MYC	1.000%	09/20/2016	0.779%		63,900	574	(506)	1,080
Mexico Government International Bond	MYC	1.000%	03/20/2017	0.874%		5,000	29	(55)	84
Mexico Government International Bond	MYC	1.000%	06/20/2017	0.927%		60,000	222	(1,243)	1,465
Mexico Government International Bond	MYC	1.000%	09/20/2017	0.974%		25,000	39	(332)	371
Mexico Government International Bond	RYL	1.000%	03/20/2015	0.512%		25,000	309	(529)	838
Mexico Government International Bond	RYL	1.000%	09/20/2016	0.779%		5,000	45	(139)	184
Mexico Government International Bond	UAG	1.000%	09/20/2015	0.601%		19,100	232	(270)	502
Mexico Government International Bond	UAG	1.000%	09/20/2016	0.779%		17,900	161	(79)	240
Mexico Government International Bond	UAG	1.000%	09/20/2017	0.974%		25,000	39	(338)	377
Morgan Stanley	BRC	1.000%	09/20/2014	1.658%		12,600	(158)	(360)	202
Morgan Stanley	CBK	1.000%	12/20/2013	1.194%		13,000	(27)	(125)	98
Morgan Stanley	DUB	1.000%	03/20/2013	0.919%		7,500	5	(333)	338
Morgan Stanley	DUB	1.000%	06/20/2013	0.919%		23,000	21	(697)	718
Morgan Stanley	FBF	1.000%	06/20/2013	0.919%		48,700	44	(1,235)	1,279
Morgan Stanley	FBF	1.000%	09/20/2014	1.658%		27,800	(348)	(746)	398
Morgan Stanley	GST	1.000%	06/20/2013	0.919%		23,000	20	(755)	775
NRG Energy, Inc.	GST	5.000%	06/20/2017	3.852%		200	10	(20)	30
Panama Government International Bond	DUB	1.170%	04/20/2017	0.911%		14,000	237	0	237
Panama Government International Bond	HUS	1.000%	06/20/2017	0.940%		14,000	43	(231)	274
Panama Government International Bond	MYC	1.000%	06/20/2017	0.940%		5,000	15	(37)	52
Petrobras International Finance Co.	MYC	1.000%	12/20/2012	0.489%		23,000	34	(127)	161
Philippines Government International Bond	BOA	1.000%	12/20/2015	0.634%		6,600	79	(140)	219
Pitney Bowes, Inc.	BRC	1.000%	03/20/2016	2.935%		6,300	(401)	(531)	130
Prudential Financial, Inc.	BOA	5.000%	09/20/2014	1.016%		10,000	799	(180)	979
Prudential Financial, Inc.	BOA	1.000%	03/20/2016	1.515%		10,000	(171)	(114)	(57)

42	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2012

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Prudential Financial, Inc.	BOA	1.000%	03/20/2018	1.901%	$	15,000	$(684)	$(424)	$(260)
Prudential Financial, Inc.	CBK	5.000%	09/20/2014	1.016%		5,000	399	(90)	489
Prudential Financial, Inc.	GST	2.250%	03/20/2013	0.485%		10,000	91	0	91
Prudential Financial, Inc.	GST	1.000%	03/20/2016	1.515%		20,000	(342)	(382)	40
Prudential Financial, Inc.	GST	1.000%	12/20/2017	1.877%		10,000	(426)	(950)	524
Prudential Financial, Inc.	GST	1.000%	03/20/2018	1.901%		15,000	(684)	(482)	(202)
Qatar Government International Bond	CBK	1.000%	03/20/2016	0.700%		3,000	32	(20)	52
Qatar Government International Bond	FBF	1.000%	03/20/2016	0.700%		11,000	118	(5)	123
Qatar Government International Bond	HUS	1.000%	03/20/2016	0.700%		6,000	64	(34)	98
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.700%		12,000	128	(21)	149
Qatar Government International Bond	RYL	1.000%	03/20/2016	0.700%		6,000	64	(6)	70
Republic of Germany	BOA	0.250%	06/20/2017	0.465%		58,000	(579)	(1,704)	1,125
Republic of Germany	BOA	0.250%	09/20/2017	0.503%		50,000	(618)	(1,761)	1,143
Republic of Germany	BRC	0.250%	12/20/2016	0.376%		150,000	(784)	(6,548)	5,764
Republic of Germany	BRC	0.250%	06/20/2017	0.465%		50,000	(499)	(1,529)	1,030
Republic of Germany	CBK	0.250%	06/20/2016	0.314%		50,000	(116)	(816)	700
Republic of Germany	CBK	0.250%	09/20/2016	0.347%		50,000	(189)	(868)	679
Republic of Germany	CBK	0.250%	06/20/2017	0.465%		37,500	(375)	(1,172)	797
Republic of Germany	FBF	0.250%	06/20/2017	0.465%		25,000	(250)	(763)	513
Republic of Germany	GST	0.250%	03/20/2016	0.276%		84,800	(70)	(1,287)	1,217
Republic of Germany	GST	0.250%	09/20/2016	0.347%		50,000	(189)	(807)	618
Republic of Germany	GST	0.250%	12/20/2016	0.376%		90,000	(470)	(3,964)	3,494
Republic of Germany	GST	0.250%	06/20/2017	0.465%		100,000	(999)	(3,031)	2,032
Republic of Germany	GST	0.250%	09/20/2017	0.503%		100,000	(1,235)	(3,545)	2,310
Republic of Germany	HUS	0.250%	09/20/2016	0.347%		50,000	(189)	(1,452)	1,263
Republic of Germany	HUS	0.250%	12/20/2016	0.376%		49,400	(259)	(2,106)	1,847
Republic of Germany	HUS	0.250%	06/20/2017	0.465%		23,000	(230)	(730)	500
Republic of Germany	HUS	0.250%	09/20/2017	0.503%		100,000	(1,235)	(3,545)	2,310
Republic of Germany	JPM	0.250%	09/20/2017	0.503%		24,800	(306)	(879)	573
Republic of Germany	MYC	0.250%	09/20/2016	0.347%		50,000	(189)	(1,468)	1,279
Republic of Germany	MYC	0.250%	06/20/2017	0.465%		25,000	(249)	(748)	499
Republic of Germany	MYC	0.250%	09/20/2017	0.503%		100,000	(1,235)	(3,569)	2,334
Republic of Germany	SOG	0.250%	06/20/2016	0.314%		127,700	(294)	(1,042)	748
Republic of Germany	UAG	0.250%	06/20/2016	0.314%		22,300	(52)	(188)	136
Republic of Germany	UAG	0.250%	09/20/2016	0.347%		382,400	(1,445)	(9,425)	7,980
Republic of Germany	UAG	0.250%	06/20/2017	0.465%		50,000	(499)	(1,520)	1,021
Republic of Korea	BRC	1.000%	06/20/2017	0.755%		2,700	31	(29)	60
Republic of Korea	BRC	1.000%	09/20/2017	0.805%		25,000	244	(209)	453
Republic of Korea	DUB	1.000%	09/20/2016	0.600%		10,000	160	(211)	371
Republic of Korea	DUB	1.000%	12/20/2016	0.638%		25,000	385	(705)	1,090
Republic of Korea	DUB	1.000%	06/20/2017	0.755%		9,900	115	(138)	253
Republic of Korea	DUB	1.000%	09/20/2017	0.805%		20,000	196	(157)	353
Republic of Korea	FBF	1.000%	09/20/2017	0.805%		25,000	244	(341)	585
Republic of Korea	GST	1.000%	09/20/2016	0.600%		10,000	160	(211)	371
Republic of Korea	GST	1.000%	12/20/2016	0.638%		25,000	385	(694)	1,079
Republic of Korea	GST	1.000%	06/20/2017	0.755%		8,500	99	(90)	189
Republic of Korea	GST	1.000%	09/20/2017	0.805%		25,000	244	(365)	609
Republic of Korea	HUS	1.000%	09/20/2016	0.600%		31,000	498	(68)	566
Republic of Korea	HUS	1.000%	06/20/2017	0.755%		1,200	14	(2)	16
Republic of Korea	HUS	1.000%	09/20/2017	0.805%		25,000	245	(184)	429
Republic of Korea	JPM	1.000%	12/20/2016	0.638%		35,000	540	(978)	1,518
Republic of Korea	JPM	1.000%	06/20/2017	0.755%		17,700	206	(178)	384

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	43

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Republic of Korea	JPM	1.000%	09/20/2017	0.805%	$	10,000	$98	$(74)	$172
Republic of Korea	MYC	1.000%	09/20/2016	0.600%		25,000	402	(243)	645
Republic of Korea	MYC	1.000%	12/20/2016	0.638%		15,000	231	(416)	647
Republic of Korea	MYC	1.000%	09/20/2017	0.805%		75,000	734	(1,106)	1,840
Republic of Korea	UAG	1.000%	09/20/2016	0.600%		20,000	321	(426)	747
Republic of Korea	UAG	1.000%	06/20/2017	0.755%		129,700	1,512	(1,380)	2,892
Republic of Korea	UAG	1.000%	09/20/2017	0.805%		25,000	244	(341)	585
Russia Government International Bond	GST	1.000%	03/20/2016	1.076%		25,000	(57)	(619)	562
Russia Government International Bond	HUS	1.000%	09/20/2016	1.205%		25,000	(192)	(1,309)	1,117
Russia Government International Bond	HUS	1.000%	12/20/2016	1.257%		100,000	(1,032)	(6,111)	5,079
Russia Government International Bond	MYC	1.000%	09/20/2016	1.205%		25,000	(193)	(1,321)	1,128
SLM Corp.	BOA	5.000%	03/20/2016	2.604%		5,000	404	17	387
SLM Corp.	CBK	5.000%	09/20/2015	2.273%		10,000	799	819	(20)
SLM Corp.	GST	5.000%	03/20/2016	2.604%		200	16	1	15
South Africa Government International Bond	BRC	1.000%	12/20/2015	0.974%		25,000	29	(184)	213
South Africa Government International Bond	DUB	1.000%	12/20/2015	0.974%		25,000	29	(184)	213
South Africa Government International Bond	JPM	1.000%	06/20/2017	1.369%		27,180	(452)	(945)	493
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	2.623%	JPY	2,663,100	(116)	(6,651)	6,535
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	2.624%		282,000	(41)	(699)	658
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	2.938%		571,000	(135)	(1,233)	1,098
U.S. Treasury Notes	BPS	0.250%	03/20/2015	0.127%	EUR	45,000	181	(219)	400
U.S. Treasury Notes	BPS	0.250%	09/20/2016	0.235%		25,000	21	(495)	516
U.S. Treasury Notes	BRC	0.250%	03/20/2015	0.127%		104,000	420	(1,467)	1,887
U.S. Treasury Notes	DUB	0.250%	03/20/2015	0.127%		25,000	101	(344)	445
U.S. Treasury Notes	DUB	0.250%	06/20/2015	0.143%		50,000	194	(526)	720
U.S. Treasury Notes	DUB	0.250%	09/20/2015	0.156%		50,000	185	(689)	874
U.S. Treasury Notes	DUB	0.250%	06/20/2016	0.216%		50,000	87	(951)	1,038
U.S. Treasury Notes	DUB	0.250%	09/20/2016	0.235%		50,000	43	(931)	974
U.S. Treasury Notes	FBF	0.250%	03/20/2016	0.193%		173,500	459	(2,143)	2,602
U.S. Treasury Notes	HUS	0.250%	03/20/2016	0.193%		100,000	265	(1,239)	1,504
U.S. Treasury Notes	HUS	0.250%	09/20/2016	0.235%		50,000	42	(1,084)	1,126
U.S. Treasury Notes	RYL	0.250%	03/20/2016	0.193%		62,000	164	(752)	916
U.S. Treasury Notes	RYL	0.250%	06/20/2016	0.216%		25,000	43	(429)	472
U.S. Treasury Notes	SOG	0.250%	06/20/2015	0.143%		25,000	97	(221)	318
U.S. Treasury Notes	SOG	0.250%	09/20/2015	0.156%		50,000	185	(689)	874
U.S. Treasury Notes	SOG	0.250%	06/20/2016	0.216%		100,000	174	(1,076)	1,250
U.S. Treasury Notes	SOG	0.250%	09/20/2016	0.235%		50,000	43	(1,095)	1,138
U.S. Treasury Notes	UAG	0.250%	03/20/2016	0.193%		35,500	94	(408)	502
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.216%		125,000	218	(2,169)	2,387
U.S. Treasury Notes	UAG	0.250%	09/20/2016	0.235%		175,700	149	(2,371)	2,520
UBS AG	BPS	0.760%	03/20/2013	0.532%	$	30	0	0	0
UBS AG	JPM	1.000%	06/20/2013	0.527%	EUR	4,000	20	3	17
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.197%	$	25,000	556	178	378
United Kingdom Gilt	BOA	1.000%	03/20/2016	0.270%		94,500	2,426	1,202	1,224
United Kingdom Gilt	BOA	1.000%	06/20/2016	0.306%		66,000	1,725	819	906
United Kingdom Gilt	BOA	1.000%	09/20/2016	0.337%		30,000	798	369	429

44	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2012

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
United Kingdom Gilt	BPS	1.000%	03/20/2015	0.176%	$	100,000	$2,078	$569	$1,509
United Kingdom Gilt	BPS	1.000%	06/20/2016	0.306%		50,000	1,307	1,134	173
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.197%		72,200	1,608	559	1,049
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.270%		99,200	2,547	1,307	1,240
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.306%		63,700	1,666	791	875
United Kingdom Gilt	CBK	1.000%	09/20/2016	0.337%		50,000	1,331	410	921
United Kingdom Gilt	DUB	1.000%	03/20/2015	0.176%		67,500	1,403	214	1,189
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.197%		175,000	3,896	1,560	2,336
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.270%		67,500	1,732	908	824
United Kingdom Gilt	DUB	1.000%	06/20/2016	0.306%		38,100	996	659	337
United Kingdom Gilt	DUB	1.000%	09/20/2016	0.337%		46,300	1,232	379	853
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.197%		50,000	1,113	538	575
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.229%		50,000	1,261	1,164	97
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.270%		20,500	527	396	131
United Kingdom Gilt	GST	1.000%	03/20/2015	0.176%		37,200	773	133	640
United Kingdom Gilt	GST	1.000%	06/20/2015	0.197%		25,000	556	172	384
United Kingdom Gilt	GST	1.000%	12/20/2015	0.229%		155,000	3,906	2,041	1,865
United Kingdom Gilt	GST	1.000%	03/20/2016	0.270%		419,100	10,758	7,141	3,617
United Kingdom Gilt	GST	1.000%	12/20/2016	0.364%		90,000	2,436	180	2,256
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.176%		33,700	700	273	427
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.197%		75,000	1,669	526	1,143
United Kingdom Gilt	JPM	1.000%	12/20/2015	0.229%		47,000	1,184	1,090	94
United Kingdom Gilt	MYC	0.250%	03/20/2015	0.176%		30,000	58	(339)	397
United Kingdom Gilt	MYC	1.000%	03/20/2015	0.176%		200,000	4,155	1,757	2,398
United Kingdom Gilt	MYC	1.000%	06/20/2015	0.197%		50,000	1,113	333	780
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.306%		23,100	604	400	204
United Kingdom Gilt	MYC	1.000%	12/20/2016	0.364%		47,500	1,285	47	1,238
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.176%		147,800	3,071	600	2,471
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.197%		50,000	1,113	527	586
United Kingdom Gilt	SOG	1.000%	06/20/2016	0.306%		127,200	3,325	2,201	1,124
United Kingdom Gilt	UAG	1.000%	06/20/2015	0.197%		100,000	2,226	1,202	1,024
United Kingdom Gilt	UAG	1.000%	12/20/2015	0.229%		37,300	940	858	82
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.306%		45,800	1,197	792	405
United Kingdom Gilt	UAG	1.000%	09/20/2016	0.337%		100,000	2,661	489	2,172
Venezuela Government International Bond	BPS	5.000%	09/20/2017	7.708%		10,000	(1,063)	(1,282)	219
Venezuela Government International Bond	BRC	5.000%	09/20/2017	7.708%		15,000	(1,594)	(1,908)	314
Verizon Communications, Inc.	BRC	1.000%	06/20/2013	0.082%		14,205	100	105	(5)
Verizon Communications, Inc.	CBK	1.000%	06/20/2013	0.082%		10,900	77	97	(20)
Verizon Communications, Inc.	JPM	1.000%	06/20/2013	0.082%		15,000	106	75	31
Wells Fargo & Co.	FBF	1.000%	09/20/2013	0.221%		1,500	12	(4)	16
Wells Fargo & Co.	SOG	1.000%	12/20/2012	0.204%		20,000	43	12	31

							$206,008	$(347,952)	$553,960

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	45

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe 16 Index	BOA	(1.000%	)	12/20/2016	EUR	760,200	$11,872	$14,767	$(2,895)
iTraxx Europe 16 Index	BRC	(1.000%	)	12/20/2016		5,700	89	146	(57)
iTraxx Europe 16 Index	CBK	(1.000%	)	12/20/2016		493,200	7,702	9,543	(1,841)
iTraxx Europe 16 Index	DUB	(1.000%	)	12/20/2016		963,200	15,042	19,151	(4,109)
iTraxx Europe 16 Index	FBF	(1.000%	)	12/20/2016		147,900	2,310	2,649	(339)
iTraxx Europe 16 Index	GST	(1.000%	)	12/20/2016		89,700	1,401	1,819	(418)
iTraxx Europe 16 Index	JPM	(1.000%	)	12/20/2016		697,200	10,889	12,562	(1,673)
iTraxx Europe 16 Index	MYC	(1.000%	)	12/20/2016		171,900	2,685	4,499	(1,814)
iTraxx Europe 17 Index	DUB	(1.000%	)	06/20/2017		50,000	945	2,401	(1,456)
iTraxx Europe 17 Index	JPM	(1.000%	)	06/20/2017		600,000	11,348	23,906	(12,558)

							$64,283	$91,443	$(27,160)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BRC	5.000%	12/20/2014	$	75,200	$5,605	$8,835	$(3,230)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014		99,900	7,446	11,676	(4,230)
CDX.EM-12 5-Year Index	GST	5.000%	12/20/2014		24,300	1,812	2,892	(1,080)
CDX.EM-12 5-Year Index	HUS	5.000%	12/20/2014		25,000	1,863	2,900	(1,037)
CDX.EM-12 5-Year Index	JPM	5.000%	12/20/2014		25,000	1,863	2,837	(974)
CDX.EM-12 5-Year Index	MYC	5.000%	12/20/2014		25,000	1,863	2,962	(1,099)
CDX.EM-12 5-Year Index	UAG	5.000%	12/20/2014		50,000	3,727	4,975	(1,248)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015		711,200	62,446	88,665	(26,219)
CDX.EM-13 5-Year Index	CBK	5.000%	06/20/2015		20,000	1,756	2,290	(534)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		526,500	46,229	66,005	(19,776)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015		32,400	2,845	4,200	(1,355)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015		50,700	4,452	6,337	(1,885)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		974,800	85,591	120,971	(35,380)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		68,100	5,980	7,866	(1,886)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		153,200	13,452	16,939	(3,487)
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015		900	90	108	(18)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015		34,400	3,433	4,214	(781)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		93,200	9,302	11,400	(2,098)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015		45,000	4,491	5,999	(1,508)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015		28,200	2,814	3,863	(1,049)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015		8,900	888	1,179	(291)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015		67,900	6,776	9,409	(2,633)
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012		50,000	123	0	123
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012		30,000	89	0	89
CDX.IG-9 5-Year Index 15-30%	GST	0.830%	12/20/2012		30,000	61	0	61
CDX.IG-9 5-Year Index 15-30%	GST	0.940%	12/20/2012		33,800	79	0	79
CDX.IG-9 5-Year Index 15-30%	MYC	0.963%	12/20/2012		102,700	245	0	245
CDX.IG-9 5-Year Index 30-100%	DUB	0.530%	12/20/2012		211,322	275	0	275
CDX.IG-9 5-Year Index 30-100%	DUB	0.695%	12/20/2012		96,450	167	0	167
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012		80,246	140	0	140
CDX.IG-9 5-Year Index 30-100%	DUB	0.705%	12/20/2012		9,838	17	0	17
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		13,889	24	0	24
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012		27,584	49	0	49
CDX.IG-9 5-Year Index 30-100%	DUB	0.770%	12/20/2012		163,965	316	0	316
CDX.IG-9 5-Year Index 30-100%	DUB	0.780%	12/20/2012		241,125	471	0	471
CDX.IG-9 5-Year Index 30-100%	GST	0.695%	12/20/2012		14,082	24	0	24
CDX.IG-9 5-Year Index 30-100%	GST	0.705%	12/20/2012		21,894	38	0	38
CDX.IG-9 5-Year Index 30-100%	MYC	0.711%	12/20/2012		385,799	684	0	684
CDX.IG-9 5-Year Index 30-100%	MYC	0.771%	12/20/2012		183,255	354	0	354
CDX.IG-9 10-Year Index 30-100%	GST	0.508%	12/20/2017		241,125	3,169	0	3,169

46	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2012

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	$	62,017	$942	$0	$942
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017		144,675	1,920	0	1,920
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		130,979	2,023	0	2,023
CDX.IG-10 5-Year Index 30-100%	BOA	0.461%	06/20/2013		241,125	800	0	800
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		132,136	508	0	508
CDX.IG-10 5-Year Index 30-100%	GST	0.463%	06/20/2013		163,579	544	0	544
CMBX.NA.AAA.2 Index	BOA	0.070%	03/15/2049		390	(15)	(16)	1
CMBX.NA.AAA.2 Index	FBF	0.070%	03/15/2049		17,655	(662)	(728)	66
CMBX.NA.AAA.2 Index	MYC	0.070%	03/15/2049		5,000	(188)	(219)	31
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049		34,000	(2,027)	(2,012)	(15)
CMBX.NA.AAA.3 Index	DUB	0.080%	12/13/2049		158,853	(9,473)	(9,430)	(43)
CMBX.NA.AAA.3 Index	GST	0.080%	12/13/2049		40,500	(2,415)	(2,455)	40
CMBX.NA.AAA.3 Index	JPM	0.080%	12/13/2049		33,350	(1,989)	(2,021)	32
CMBX.NA.AAA.3 Index	MYC	0.080%	12/13/2049		36,900	(2,200)	(2,214)	14
CMBX.NA.AAA.3 Index	UAG	0.080%	12/13/2049		11,850	(707)	(726)	19
CMBX.NA.AAA.4 Index	CBK	0.350%	02/17/2051		28,000	(1,755)	(1,864)	109
CMBX.NA.AAA.4 Index	DUB	0.350%	02/17/2051		14,300	(896)	(983)	87
CMBX.NA.AAA.4 Index	FBF	0.350%	02/17/2051		51,000	(3,195)	(3,300)	105
CMBX.NA.AAA.4 Index	GST	0.350%	02/17/2051		20,000	(1,253)	(1,425)	172
CMBX.NA.AAA.4 Index	MYC	0.350%	02/17/2051		24,100	(1,509)	(1,638)	129
CMBX.NA.AAA.4 Index	RYL	0.350%	02/17/2051		4,200	(264)	(284)	20
CMBX.NA.AAA.4 Index	UAG	0.350%	02/17/2051		25,000	(1,567)	(1,219)	(348)
CMBX.NA.AAA.5 Index	FBF	0.350%	02/15/2051		6,100	(324)	(370)	46
CMBX.NA.AAA.5 Index	JPM	0.350%	02/15/2051		10,100	(536)	(619)	83
MCDX-14 5-Year Index	GST	1.000%	06/20/2015		100,000	(308)	(4,866)	4,558
MCDX-15 5-Year Index	CBK	1.000%	12/20/2015		28,100	(220)	(1,092)	872
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015		25,000	(196)	(980)	784
MCDX-15 5-Year Index	GST	1.000%	12/20/2015		25,000	(196)	(972)	776
MCDX-15 5-Year Index	MYC	1.000%	12/20/2015		21,900	(172)	(866)	694
MCDX-15 10-Year Index	CBK	1.000%	12/20/2020		25,000	(1,231)	(1,424)	193
MCDX-15 10-Year Index	GST	1.000%	12/20/2020		25,000	(1,231)	(1,424)	193
MCDX-16 5-Year Index	DUB	1.000%	06/20/2016		25,000	(302)	(214)	(88)
MCDX-18 5-Year Index	CBK	1.000%	06/20/2017		50,000	(1,139)	(1,148)	9
MCDX-18 5-Year Index	MYC	1.000%	06/20/2017		25,000	(570)	(554)	(16)
MCDX-18 10-Year Index	MYC	1.000%	06/20/2022		25,000	(1,545)	(1,521)	(24)

						$249,701	$339,938	$(90,237)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	47

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps
Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Premiums (Received)	Unrealized Appreciation
Floating rate equal to 3-Month AUD-BBR-BBSW plus 0.213% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2016	BRC	AUD	250,000	$	261,700	$(1,726)	$(13,113)	$11,387
Floating rate equal to 3-Month AUD-BBR-BBSW plus 0.213% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2016	FBF		50,000		52,340	(345)	(2,622)	2,277

								$(2,071)	$(15,735)	$13,664

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	1,720,079	$2,303	$832	$1,471
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		3,248,200	4,351	530	3,821
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		2,098,700	2,811	852	1,959
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MYC		500,000	(419)	52	(471)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		1,020,000	915	(210)	1,125
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		8,268,300	7,415	(3,992)	11,407
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		2,009,300	1,802	(1,025)	2,827
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		3,033,000	2,720	(1,781)	4,501
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		3,355,000	3,009	(1,687)	4,696
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	UAG		175,000	157	(31)	188
Pay	28-Day MXN-TIIE	6.350%	06/02/2021	MYC		770,500	2,734	179	2,555
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	BRC		800,000	4,158	555	3,603
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		400,000	2,079	298	1,781
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	GLM		331,000	(664)	(122)	(542)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	UAG		350,000	(702)	(157)	(545)
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	BRC		156,000	(77)	64	(141)
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	BRC		466,000	472	(240)	712
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	MYC		1,098,000	1,113	(416)	1,529

							$34,177	$(6,299)	$40,476

48	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2012

(p)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013	$	3,725,700	$18,442	$(104)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		7,724,000	27,069	(2,119)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		3,745,900	21,371	(11)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.800%	09/15/2014		10,000,000	59,890	(5,910)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012		4,179,200	15,776	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		1,370,400	6,167	(10)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		2,627,000	18,541	(831)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		9,529,900	26,452	(71)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		4,628,000	35,685	(1,464)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		1,700,000	3,060	(6,892)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		1,700,000	1,551	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		1,748,800	3,498	(4,217)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		1,748,800	8,831	(4,310)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		1,000,000	23,000	(7,738)
Call - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		474,900	1,484	(1,925)
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		474,900	1,484	(175)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		2,000,000	4,098	0
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		1,000,000	23,050	(7,738)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		551,400	1,792	(2,235)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		551,400	1,792	(203)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.900%	10/11/2012		635,000	2,230	(3,992)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.900%	10/11/2012		635,000	2,230	(77)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		1,327,000	12,466	(298)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		709,100	957	(2,875)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		2,709,100	4,685	0
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		530,800	4,936	(13,481)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		530,800	10,244	(711)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	49

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012	$	1,661,800	$5,164	$(6,737)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		1,661,800	5,164	(611)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		1,681,400	2,716	(4,054)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		1,681,400	4,656	(2,251)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		448,900	1,386	(1,820)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		448,900	1,386	(165)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.900%	10/11/2012		1,335,300	4,607	(8,394)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.900%	10/11/2012		1,335,300	4,607	(161)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		4,275,200	23,240	(10,538)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		779,600	7,289	(19,801)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		779,600	15,124	(1,044)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		500,000	11,500	(3,869)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		12,558,500	17,678	(50,911)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		1,278,500	3,995	(470)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		7,280,000	11,221	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		1,388,500	7,047	(3,422)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013		2,829,000	20,987	(3,646)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		500,000	11,500	(3,869)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		1,702,700	3,068	(6,903)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		2,700	8	(1)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		1,700,000	1,573	0
Call - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013	EUR	308,600	1,361	(1,245)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		308,600	1,932	(1,984)
Call - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013		445,900	1,738	(1,799)
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		445,900	3,107	(2,867)
Call - OTC 5-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013		240,000	815	(968)
Put - OTC 5-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		240,000	2,280	(1,543)
Call - OTC 5-Year Interest Rate Swap	UAG	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013		120,000	423	(484)

50	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2012

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	UAG	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013	EUR	120,000	$1,128	$(772)
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.200%	10/11/2012	$	875,900	788	(2,492)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		875,900	3,591	(3)
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.150%	11/19/2012		1,152,400	1,844	(3,781)
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		1,152,400	2,708	(1,135)
Call - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		579,800	522	(1,649)
Put - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		579,800	2,406	(2)
Call - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		1,420,800	2,611	(4,041)
Put - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		1,420,800	2,611	(4)
Call - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		1,321,900	2,313	(3,760)
Put - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		1,321,900	3,834	(4)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,250,000	13,438	(945)
Put - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		246,500	2,416	(186)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		100,000	200	(76)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,000,000	11,650	(756)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.500%	05/30/2013		732,700	5,532	(5,845)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,753,500	20,516	(1,325)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	81,000	619	0

								$595,080	$(233,721)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$	1,757,700	$14,866	$(2,484)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020		4,179,400	37,277	(6,124)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020		483,000	6,231	(733)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020		631,100	4,733	(1,330)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020		486,300	4,766	(1,108)

							$67,873	$(11,779)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	51

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2012	0	$183,764,100	EUR	81,000	$1,405,490
Sales	73,578	104,832,100		2,229,000	320,135
Closing Buys	(73,578)	(120,642,200)		0	(985,774)
Expirations	0	0		0	0
Exercised	0	(31,246,000)		0	(76,898)

Balance at 09/30/2012	0	$136,708,000	EUR	2,310,000	$662,953

(q)	Restricted securities as of September 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
American International Group, Inc.	4.500%	12/20/2017	10/04/2010	$57,993	$68,899	0.03%
Chambers Descendants Trust	12.000%	08/15/2018	02/19/2010 - 11/29/2010	109,216	109,759	0.04%
Citigroup, Inc.	5.365%	03/06/2036	06/29/2012	883	1,002	0.00%
Continental Airlines, Inc.	6.920%	04/02/2013	10/21/2010	886	894	0.00%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	145	118	0.00%
Goldman Sachs Group, Inc.	0.860%	08/12/2015	12/01/2009	71,288	60,045	0.02%
Lehman Brothers Holdings, Inc.	4.850%	09/03/2013	10/10/2008	250	3,774	0.00%
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008	7.000%	10/01/2036	12/11/2008	80	106	0.00%
Royal Bank of Scotland Group PLC	2.014%	03/30/2015	01/06/2011 - 07/05/2011	31,903	30,158	0.01%
SLM Corp.	4.800%	02/13/2014	03/12/2010	9,284	9,699	0.00%

				$281,928	$284,454	0.10%

(r)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.000%	11/01/2042	189,000	$197,180	$(199,011)
Fannie Mae	5.000%	10/01/2042	908,000	988,130	(990,146)
Fannie Mae	5.000%	11/01/2042	2,313,500	2,523,190	(2,521,716)
Fannie Mae	6.000%	10/01/2042	407,900	450,162	(450,602)
Fannie Mae	6.000%	11/01/2042	19,000	20,995	(20,989)
Ginnie Mae	6.000%	10/01/2042	1,900	2,138	(2,147)

				$4,181,795	$(4,184,611)

(s)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	BRL	2,160,259	$	1,046,789	CBK	$0	$(18,821)	$(18,821)
10/2012		2,488,051		1,217,604	DUB	0	(9,700)	(9,700)
10/2012		3,957,122		1,927,715	JPM	0	(24,251)	(24,251)
10/2012		1,918,067		929,781	MSC	0	(16,361)	(16,361)
10/2012		1,252,704		610,962	UAG	0	(6,971)	(6,971)
10/2012	CAD	294		300	JPM	1	0	1
10/2012	EUR	100,000		121,243	BOA	0	(7,298)	(7,298)
10/2012		650,231		829,369	BPS	5,138	(11,385)	(6,247)
10/2012		1,067,699		1,343,703	BRC	0	(28,343)	(28,343)
10/2012		859,005		1,094,724	CBK	6,198	(15,338)	(9,140)
10/2012		791,708		965,052	DUB	0	(52,461)	(52,461)

52	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2012

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	EUR	761,260	$	934,405	FBF	$0	$(43,977)	$(43,977)
10/2012		1,041,633		1,314,531	HUS	0	(24,019)	(24,019)
10/2012		909,827		1,158,970	JPM	3,174	(13,377)	(10,203)
10/2012		1,267,919		1,649,350	RYL	20,219	(208)	20,011
10/2012		1,815,736		2,307,461	UAG	787	(26,638)	(25,851)
10/2012	GBP	674,974		1,068,535	BRC	0	(21,413)	(21,413)
10/2012		4,502		7,317	CBK	47	0	47
10/2012		388,959		613,816	DUB	0	(14,275)	(14,275)
10/2012		477,726		754,755	FBF	0	(16,676)	(16,676)
10/2012		13,427		21,743	JPM	61	0	61
10/2012		157,354		255,212	UAG	1,117	0	1,117
10/2012	JPY	62,410,000		799,058	BOA	0	(838)	(838)
10/2012		95,911,000		1,228,249	CBK	0	(1,018)	(1,018)
10/2012		146,012,000		1,861,577	FBF	0	(9,730)	(9,730)
10/2012		20,000,000		253,078	JPM	0	(3,216)	(3,216)
10/2012		65,029,976		830,889	RYL	2	(2,575)	(2,573)
10/2012		255,917,000		3,245,458	UAG	34	(34,224)	(34,190)
10/2012	MXN	2,851,261		206,007	CBK	0	(15,155)	(15,155)
10/2012		3,212,036		237,359	HUS	0	(12,070)	(12,070)
10/2012		2,783,183		200,994	JPM	0	(14,932)	(14,932)
10/2012	$	681,962	BRL	1,375,857	BRC	627	(3,908)	(3,281)
10/2012		245,761		500,000	DUB	879	0	879
10/2012		782,853		1,598,811	HUS	5,807	0	5,807
10/2012		784,645		1,594,398	JPM	1,839	0	1,839
10/2012		1,139,554		2,313,721	MSC	3,219	(1,462)	1,757
10/2012		2,160,806		4,393,415	UAG	6,374	0	6,374
10/2012		3,098,927	EUR	2,411,616	BOA	120	0	120
10/2012		3,053,639		2,372,680	BPS	0	(4,627)	(4,627)
10/2012		3,729,867		2,888,371	CBK	10,620	(28,713)	(18,093)
10/2012		2,479		2,016	DUB	112	0	112
10/2012		93,593		72,586	HUS	179	(484)	(305)
10/2012		45,593		35,327	JPM	0	(196)	(196)
10/2012		396		325	RBC	22	0	22
10/2012		8,950		7,299	RYL	431	0	431
10/2012		1,891,347	GBP	1,165,929	BOA	0	(8,605)	(8,605)
10/2012		3,091		1,903	BRC	0	(18)	(18)
10/2012		887,075		548,599	CBK	0	(1,199)	(1,199)
10/2012		267		167	JPM	2	0	2
10/2012		558		346	RYL	0	0	0
10/2012	ZAR	8,795	$	1,060	BRC	7	0	7
10/2012		308,722		37,178	DUB	208	0	208
10/2012		34,302		4,136	HUS	28	0	28
11/2012	AUD	1,952		2,032	JPM	12	0	12
11/2012		343,462		357,716	WST	2,354	0	2,354
11/2012	CHF	136,575		141,987	WST	0	(3,359)	(3,359)
11/2012	EUR	2,411,616		3,099,939	BOA	0	(48)	(48)
11/2012		2,800,815		3,604,958	BPS	4,679	0	4,679
11/2012		12,146		15,621	BRC	8	0	8
11/2012		2,685,371		3,480,569	CBK	28,687	0	28,687
11/2012		5,340		6,868	GLM	3	0	3
11/2012		181,742		227,615	JPM	509	(6,551)	(6,042)
11/2012		250,000		307,400	RBC	0	(14,024)	(14,024)
11/2012		12,996		16,839	UAG	134	0	134
11/2012	GBP	1,165,929		1,891,137	BOA	8,570	0	8,570
11/2012		548,599		886,988	CBK	1,194	(1)	1,193
11/2012		19,165		31,116	JPM	172	0	172
11/2012		17,919		28,930	RYL	12	(15)	(3)
11/2012		3,589		5,822	UAG	27	0	27
11/2012	HKD	405,243		52,270	JPM	8	0	8

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	53

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
11/2012	JPY	16,000,000	$	204,030	BRC	$0	$(1,050)	$(1,050)
11/2012		63,100,000		807,451	FBF	0	(1,334)	(1,334)
11/2012	MXN	2,074,078		155,473	CBK	0	(4,773)	(4,773)
11/2012		842,114		62,594	MSC	0	(2,499)	(2,499)
11/2012	$	2,809	AUD	2,694	CBK	0	(22)	(22)
11/2012		926	CHF	890	UAG	21	0	21
11/2012		61,657	EUR	50,000	BOA	2,624	0	2,624
11/2012		633	HKD	4,905	JPM	0	0	0
11/2012		35,303	SEK	235,619	BPS	514	0	514
12/2012	BRL	1,204,284	$	592,572	BRC	3,007	0	3,007
12/2012		500,000		243,593	DUB	0	(1,185)	(1,185)
12/2012		1,259,822		611,060	HUS	0	(5,694)	(5,694)
12/2012		1,594,398		777,338	JPM	0	(3,209)	(3,209)
12/2012		2,155,261		1,052,155	MSC	260	(3,226)	(2,966)
12/2012		3,460,967		1,687,818	UAG	0	(6,520)	(6,520)
12/2012	CAD	2,724,642		2,787,329	BPS	20,796	0	20,796
12/2012		1,053,445		1,087,624	CBK	17,982	0	17,982
12/2012		4,916,305		5,035,180	DUB	43,288	0	43,288
12/2012		713,377		732,360	HUS	8,015	0	8,015
12/2012	EUR	50,000		61,700	BOA	0	(2,617)	(2,617)
12/2012		203,000		250,481	CBK	0	(10,595)	(10,595)
12/2012	JPY	21,778,681		277,812	BRC	0	(1,428)	(1,428)
12/2012		78,369,066		993,032	FBF	0	(11,794)	(11,794)
12/2012		19,921,068		254,390	RBC	0	(1,033)	(1,033)
12/2012	MXN	42,940		3,230	BRC	0	(86)	(86)
12/2012		4,032,009		305,524	CBK	920	(6,355)	(5,435)
12/2012		7,947,235		597,385	DUB	0	(16,254)	(16,254)
12/2012		2,715,544		207,482	FBF	0	(1,888)	(1,888)
12/2012		6,618,763		493,060	HUS	0	(17,937)	(17,937)
12/2012		5,344,904		401,633	JPM	444	(11,191)	(10,747)
12/2012		19,924,359		1,487,973	MSC	0	(50,029)	(50,029)
12/2012		12,882,019		959,775	UAG	0	(34,371)	(34,371)
12/2012	$	67,900	BRL	139,047	HUS	171	0	171
12/2012		400		817	JPM	0	0	0
12/2012		71,500		146,262	MSC	135	(31)	104
12/2012		293,800		601,389	UAG	631	(18)	613
12/2012		21,444	CAD	20,963	BRC	0	(159)	(159)
12/2012		113,522		111,085	CBK	0	(729)	(729)
12/2012		299		294	JPM	0	(1)	(1)
12/2012		44,662		43,419	RYL	0	(576)	(576)
12/2012		605	JPY	47,555	BPS	5	0	5
12/2012		252,734		19,763,771	DUB	671	0	671
12/2012		38,632		2,989,996	RYL	0	(295)	(295)
12/2012		50,000	MXN	663,588	BRC	1,238	0	1,238
12/2012		49,900		656,144	GLM	789	(25)	764
12/2012		29,611		398,119	HUS	1,129	0	1,129
12/2012		210,960		2,796,933	MSC	5,007	(5)	5,002
12/2012		231,818		3,054,936	UAG	4,312	(246)	4,066
01/2013	EUR	147,150	$	182,400	DUB	0	(6,948)	(6,948)
01/2013		37,500		46,047	JPM	0	(2,207)	(2,207)
01/2013		220,000		270,176	RBC	0	(12,912)	(12,912)
01/2013		277,100		344,648	UAG	0	(11,915)	(11,915)
01/2013	MXN	842,679		64,055	CBK	0	(773)	(773)
02/2013	CNY	172,487		27,331	BRC	192	0	192
02/2013		314,121		49,900	FBF	477	0	477
02/2013		814,027		128,900	UAG	823	0	823
02/2013	EUR	255,400		327,175	BPS	0	(1,565)	(1,565)
02/2013		57,100		70,073	DUB	0	(3,403)	(3,403)
02/2013		207,800		254,595	UAG	0	(12,837)	(12,837)

54	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2012

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
02/2013	$	26,863	CNY	170,562	CBK	$0	$(27)	$(27)
02/2013		90,900		573,579	GST	0	(654)	(654)
02/2013		23,804		150,000	JPM	0	(203)	(203)
02/2013		64,400		406,493	UAG	0	(443)	(443)
06/2013	EUR	111,459	$	146,719	BPS	3,076	0	3,076
08/2013	CNY	61,799		9,781	HUS	122	0	122
08/2013	EUR	224,400		283,243	BPS	0	(6,122)	(6,122)
08/2013	$	9,915	CNY	61,799	GST	0	(255)	(255)
09/2013	EUR	657,900	$	826,586	BOA	0	(21,974)	(21,974)
09/2013		1,976,200		2,563,527	BRC	14,377	0	14,377
09/2013		794,965		1,015,816	UAG	3,975	(13,559)	(9,584)
11/2013		225,500		283,882	BOA	0	(7,149)	(7,149)
11/2013		324,100		408,172	BRC	0	(10,113)	(10,113)
11/2013		17,711		22,887	FBF	29	0	29
01/2014		21,800		27,520	BPS	0	(642)	(642)
04/2014	CNY	75,000		11,818	HUS	229	0	229
04/2014		209,365		33,002	UAG	648	0	648
04/2014	EUR	90,600		114,463	BPS	0	(2,655)	(2,655)
04/2014		70,800		89,728	CBK	0	(1,794)	(1,794)
04/2014		$10,899	CNY	66,994	JPM	0	(546)	(546)
04/2014		35,423		217,371	RYL	0	(1,832)	(1,832)
05/2014	EUR	51,900	$	65,627	BPS	0	(1,506)	(1,506)
05/2014		200,000		253,695	CBK	0	(5,007)	(5,007)
06/2014		129,600		163,883	BPS	0	(3,762)	(3,762)
06/2014		106,300		134,788	FBF	0	(2,716)	(2,716)
07/2014		85,700		108,411	BPS	0	(2,482)	(2,482)
08/2014		61,300		77,581	BPS	0	(1,765)	(1,765)

						$249,528	$(853,421)	$(603,893)

(t)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$1,527,697	$70,643	$1,598,340
Corporate Bonds & Notes
Banking & Finance	19,243	48,241,454	213,927	48,474,624
Industrials	0	7,401,234	112,138	7,513,372
Utilities	0	3,980,858	77	3,980,935
Convertible Bonds & Notes
Industrials	0	13,151	0	13,151
Municipal Bonds & Notes
Alabama	0	121,515	0	121,515
Arizona	0	12,879	0	12,879
Arkansas	0	1,373	0	1,373
California	0	5,194,311	0	5,194,311
Colorado	0	87,198	0	87,198
Connecticut	0	11,046	0	11,046
District of Columbia	0	122,071	0	122,071
Florida	0	104,023	0	104,023
Georgia	0	163,464	0	163,464
Illinois	0	913,658	0	913,658
Indiana	0	76,106	0	76,106

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	55

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Iowa	$0	$84,055	$0	$84,055
Kansas	0	29,456	0	29,456
Louisiana	0	113,732	0	113,732
Massachusetts	0	146,277	0	146,277
Michigan	0	64,562	0	64,562
Mississippi	0	12,147	0	12,147
Missouri	0	1,181	0	1,181
Nebraska	0	56,101	0	56,101
Nevada	0	489,153	0	489,153
New Jersey	0	468,180	0	468,180
New Mexico	0	9,640	0	9,640
New York	0	3,043,928	0	3,043,928
North Carolina	0	58,451	0	58,451
Ohio	0	899,054	63,439	962,493
Oregon	0	37,928	0	37,928
Pennsylvania	0	200,225	0	200,225
Puerto Rico	0	15,112	0	15,112
Rhode Island	0	189	0	189
South Carolina	0	68,463	0	68,463
Tennessee	0	23,629	0	23,629
Texas	0	618,602	0	618,602
Utah	0	2,364	0	2,364
Virginia	0	48,153	0	48,153
Washington	0	339,535	0	339,535
West Virginia	0	124,885	0	124,885
Wisconsin	0	128,611	0	128,611
U.S. Government Agencies	697,453	132,054,167	69,017	132,820,637
U.S. Treasury Obligations	0	48,286,753	0	48,286,753
Mortgage-Backed Securities	1,407	17,991,315	461,998	18,454,720
Asset-Backed Securities	0	5,292,851	448,182	5,741,033
Sovereign Issues	0	31,563,150	0	31,563,150
Convertible Preferred Securities
Banking & Finance	179,408	0	0	179,408
Industrials	0	0	0	0
Utilities	11,460	0	0	11,460
Preferred Securities
Banking & Finance	174,361	2,289	0	176,650
Industrials	11,220	0	0	11,220
Short-Term Instruments
Certificates of Deposit	0	1,652,848	0	1,652,848
Commercial Paper	957,815	962,540	0	1,920,355
Repurchase Agreements	0	156,573	0	156,573
Short-Term Notes	0	96,029	0	96,029
Italy Treasury Bills	0	3,425,381	0	3,425,381
Japan Treasury Bills	0	9,281,609	0	9,281,609
Mexico Treasury Bills	0	3,131,986	0	3,131,986
Spain Treasury Bills	0	589,027	0	589,027
U.S. Treasury Bills	0	33,950	0	33,950
PIMCO Short-Term Floating NAV Portfolios	9,917,824	0	0	9,917,824
	$11,970,191	$329,576,119	$1,439,421	$342,985,731

Short Sales, at value	$0	$(4,184,611)	$0	$(4,184,611)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	585,018	0	585,018
Foreign Exchange Contracts	0	263,192	0	263,192
Interest Rate Contracts	160,205	101,375	0	261,580
	$160,205	$949,585	$0	$1,109,790

56	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2012

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Liabilities
Credit Contracts	$0	$(259,584)	$0	$(259,584)
Foreign Exchange Contracts	0	(853,421)	0	(853,421)
Interest Rate Contracts	(6,788)	(1,044,431)	(11,779)	(1,062,998)
	$(6,788)	$(2,157,436)	$(11,779)	$(2,176,003)
Totals	$12,123,608	$324,183,657	$1,427,642	$337,734,907

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Bank Loan Obligations	$0	$70,706	$0	$332	$0	$(395)	$0	$0	$70,643	$(395)
Corporate Bonds & Notes
Banking & Finance	378,412	10,416	(1,025)	(130)	(22)	10,532	0	(184,256)	213,927	10,450
Industrials	138,021	0	(5,807)	(155)	(16)	1,228	0	(21,133)	112,138	1,281
Utilities	95	0	(14)	0	0	(4)	0	0	77	(4)
Municipal Bonds & Notes
Ohio	70,608	0	(8,400)	166	537	528	0	0	63,439	429
U.S. Government Agencies	3,122,410	(3,006,749)	(7,270)	(15)	6	1,756	8,182	(49,303)	69,017	421
Mortgage-Backed Securities	331,336	78	(22,306)	1,074	2,238	7,625	154,444	(12,491)	461,998	6,900
Asset-Backed Securities	408,069	132,552	(44,733)	990	(1,292)	2,683	3	(50,090)	448,182	1,765
Convertible Preferred Securities
Industrials	2,359	0	0	0	0	(2,359)	0	0	0	(2,359)

	$4,451,310	$(2,792,997)	$(89,555)	$2,262	$1,451	$21,594	$162,629	$(317,273)	$1,439,421	$18,488

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(13,550)	$0	$0	$0	$0	$1,771	$0	$0	$(11,779)	$1,771

Totals	$4,437,760	$(2,792,997)	$(89,555)	$2,262	$1,451	$23,365	$162,629	$(317,273)	$1,427,642	$20,259

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Bank Loan Obligations	$70,643	Benchmark Pricing	Base Price	89.00
Corporate Bonds & Notes
Banking & Finance	91,458	Benchmark Pricing	Base Price	23.52-117.15
	122,469	Third Party Vendor	Broker Quote	96.60-110.17

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	57

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Industrials	$10,279	Benchmark Pricing	Base Price	101.00-106.04
	768	Indicative Market Quotations	Broker Quote	55.00
	101,091	Third Party Vendor	Broker Quote	101.00-115.50
Utilities	77	Third Party Vendor	Broker Quote	91.00
Municipal Bonds & Notes Ohio	63,439	Benchmark Pricing	Base Price	93.29
U.S. Government Agencies	50,806	Benchmark Pricing	Base Price	96.39-119.31
	1,983	Other Valuation Techniques	—	—
	16,228	Third Party Vendor	Broker Quote	99.75
Mortgage-Backed Securities	110,802	Benchmark Pricing	Base Price	8.47-112.32
	351,196	Third Party Vendor	Broker Quote	59.00-102.07
Asset-Backed Securities	407,718	Benchmark Pricing	Base Price	66.99-100.50
	40,464	Third Party Vendor	Broker Quote	100.25

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(11,779)	Indicative Market Quotations	Broker Quote	0.14-0.23

Total	$1,427,642

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(u)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$2,867	$0	$0	$46,386	$49,253
Unrealized appreciation on foreign currency contracts	0	0	0	249,528	0	249,528
Unrealized appreciation on OTC swap agreements	0	585,017	0	13,664	42,175	640,856

	$0	$587,884	$0	$263,192	$88,561	$939,637

Liabilities:
Written options outstanding	$0	$0	$0	$0	$245,500	$245,500
Variation margin payable on financial derivative instruments (2)	0	0	0	0	1,254	1,254
Unrealized depreciation on foreign currency contracts	0	0	0	853,421	0	853,421
Unrealized depreciation on OTC swap agreements	0	161,597	0	0	1,699	163,296

	$0	$161,597	$0	$853,421	$248,453	$1,263,471

58	PIMCO TOTAL RETURN FUND	See Accompanying Notes

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The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain on futures contracts	$0	$0	$0	$0	$672,293	$672,293
Net realized gain on written options	0	0	0	0	985,766	985,766
Net realized gain (loss) on swaps	0	97,789	0	(812)	434,351	531,328
Net realized gain on foreign currency transactions	0	0	0	915,855	0	915,855

	$0	$97,789	$0	$915,043	$2,092,410	$3,105,242

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$431,462	$431,462
Net change in unrealized (depreciation) on written options	0	0	0	0	(418,710)	(418,710)
Net change in unrealized appreciation (depreciation) on swaps	0	154,675	0	(4,159)	(1,536,746)	(1,386,230)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(852,744)	0	(852,744)

	$0	$154,675	$0	$(856,903)	$(1,523,994)	$(2,226,222)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $153,417 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(847,797) as reported in the Notes to Schedule of Investments.

(v)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(33,618)	$41,468	$7,850
BPS	1,186	4,024	5,210
BRC	33,148	(22,920)	10,228
CBK	(22,717)	24,527	1,810
DUB	39,344	(45,020)	(5,676)
FBF	(101,707)	116,722	15,015
GLM	(24,225)	24,546	321
GST	34,966	(39,730)	(4,764)
HUS	53,435	(52,680)	755
JPM	(28,669)	26,482	(2,187)
MSC	(64,992)	64,299	(693)
MYC	(3,125)	(720)	(3,845)
RBC	(27,947)	29,898	1,951
RYL	(46,097)	48,221	2,124
SOG	3,000	(3,190)	(190)
UAG	(122,234)	142,802	20,568
WST	(1,005)	0	(1,005)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	59

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”). Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares of the PIMCO Total Return Fund (the “Fund”) offered by the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are

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translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective April 1, 2012, the Fund began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Fund may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and

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Notes to Financial Statements (Cont.)

International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for

62	PIMCO TOTAL RETURN FUND

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applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	63

Notes to Financial Statements (Cont.)

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange.

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Notes to Financial Statements (Cont.)

For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other

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borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of September 30, 2012, the Fund had no unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	67

Notes to Financial Statements (Cont.)

different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended September 30, 2012 are disclosed in the Notes to Schedule of Investments.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

68	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2012

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(f) When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and

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Notes to Financial Statements (Cont.)

Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Fund.

70	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2012

(a) Foreign Currency Contracts  The Fund may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included on the Fund’s

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Notes to Financial Statements (Cont.)

Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  The Fund may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  The Fund may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Fund may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to

72	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2012

compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

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Notes to Financial Statements (Cont.)

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount

74	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2012

equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2012 for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  The Fund may enter into cross-currency swap agreements to gain or mitigate exposure on currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

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Notes to Financial Statements (Cont.)

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Fund by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. The Fund may

76	PIMCO TOTAL RETURN FUND

(Unaudited)

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invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and select counterparties. The ISDA Master Agreements maintain provisions for general obligations,

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Notes to Financial Statements (Cont.)

representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	Administrative Class	Class D	A, B, C and R Classes
0.21%	0.31%	0.21%	0.25%	0.35%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class B, Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class B and Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class B, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	79

Notes to Financial Statements (Cont.)

Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended September 30, 2012, the Distributor received $10,132,582 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $135,000, plus $10,500 for each Board of Trustees quarterly meeting attended, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The

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procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2012, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$3,613,839	$1,748,259

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended September 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized Appreciation	Market Value 09/30/2012	Dividend Income
$8,130,550	$22,849,597	$(30,480,300)	$267	$97	$500,211	$7,897

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)	Market Value 09/30/2012	Dividend Income
$600,009	$35,971,945	$(27,155,100)	$1,891	$(1,132)	$9,417,613	$15,645

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	81

Notes to Financial Statements (Cont.)

11. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$612,660,314	$599,444,285	$49,625,244	$41,231,129

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Total Return Fund
	Six Months Ended 09/30/2012		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,169,301	$24,610,008	4,036,035	$44,329,801
Class P	277,639	3,140,914	498,571	5,468,273
Administrative Class	326,926	3,711,625	702,048	7,711,084
Class D	244,227	2,773,949	474,626	5,209,074
Class A	316,132	3,586,097	732,729	8,040,178
Class B	129	1,454	499	5,470
Class C	117,125	1,329,960	194,171	2,131,889
Class R	48,889	554,347	108,092	1,186,335

Issued as reinvestment of distributions
Institutional Class	197,528	2,246,804	462,227	5,067,021
Class P	9,121	103,819	16,493	180,734
Administrative Class	39,490	449,036	104,850	1,149,251
Class D	22,776	259,004	57,972	635,371
Class A	27,856	316,671	72,707	796,811
Class B	224	2,548	772	8,453
Class C	7,311	83,078	19,343	211,838
Class R	3,421	38,895	8,200	89,847

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(Unaudited)

September 30, 2012

	PIMCO Total Return Fund
	Six Months Ended 09/30/2012		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount

Cost of shares redeemed
Institutional Class	(1,390,070)	$(15,768,029)	(3,368,647)	$(36,931,536)
Class P	(142,920)	(1,618,583)	(373,040)	(4,093,594)
Administrative Class	(352,939)	(4,000,126)	(970,729)	(10,651,299)
Class D	(198,302)	(2,252,427)	(519,382)	(5,692,145)
Class A	(399,306)	(4,521,299)	(781,702)	(8,572,318)
Class B	(4,676)	(52,905)	(19,348)	(212,352)
Class C	(89,851)	(1,018,820)	(237,879)	(2,610,125)
Class R	(36,702)	(416,415)	(72,323)	(793,953)
Net increase resulting from Fund share transactions	1,193,329	$13,559,605	1,146,285	$12,664,108

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2012, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2009-2012, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$329,021,936	$14,989,604	$(1,025,809)	$13,963,795
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Fund’s financial statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	83

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GST	Goldman Sachs International
BOA	Bank of America N.A.	HUS	HSBC Bank USA N.A.
BPS	BNP Paribas S.A.	JPM	JPMorgan Chase Bank N.A.
BRC	Barclays Bank PLC	MSC	Morgan Stanley & Co., Inc.
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services, Inc.
DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
FBF	Credit Suisse International	RYL	Royal Bank of Scotland Group PLC
FOB	Credit Suisse Securities (USA) LLC	SOG	Societe Generale
GLM	Goldman Sachs Bank USA	UAG	UBS AG Stamford
GSC	Goldman Sachs & Co.	WST	Westpac Banking Corp.

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar
BRL	Brazilian Real	JPY	Japanese Yen
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	SEK	Swedish Krona
CNY	Chinese Renminbi	USD (or $)	United States Dollar
EUR	Euro	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CMBX	Commercial Mortgage-Backed Index
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.IG	Credit Derivatives Index - Investment Grade	MCDX	Municipal Bond Credit Derivative Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	GTD	Guaranteed
AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
CR	Custodial Receipts	PSF	Public School Fund
FGIC	Financial Guaranty Insurance Co.

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security
AID	Agency International Development	CMO	Collateralized Mortgage Obligation
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate
BABs	Build America Bonds	FDIC	Federal Deposit Insurance Corp.
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	MBS	Mortgage-Backed Security
CDO	Collateralized Debt Obligation	REIT	Real Estate Investment Trust
CLO	Collateralized Loan Obligation	TIIE	Tasa de Interés Interbancaria de Equilibrio

84	PIMCO TOTAL RETURN FUND

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements

(Unaudited)

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO California Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund and PIMCO Short Asset Investment Fund

At a meeting held on August 13-14, 2012, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2013. The Board also considered and approved for an additional one-year term through August 31, 2013, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2013; and (ii) Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS® TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUS® TR Fund, PIMCO International Fundamental IndexPLUS® TR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund, each a series of the Trust, for an additional one-year term through August 31, 2013.

At a meeting held on February 28, 2012, the Board, including all of the independent Trustees, approved the Investment Advisory Contract and Supervision and Administration Agreement (the “New Funds’ Agreements”) on behalf of PIMCO California Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund and PIMCO Short Asset Investment Fund (the “New Funds”).

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. Information Received

(a) Materials Reviewed:  During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds, and, if available, information about the fees charged and services provided to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	85

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of the New Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 13-14, 2012 meeting. The independent Trustees also met with counsel to the Trust on August 6, 2012 to discuss the materials presented. In addition, the independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to fund profitability and comparative performance information.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, term sheets detailing key features of the New Funds and comparative fee data for funds in the appropriate Lipper peer group. The Board also heard oral presentations on matters related to the New Funds’ Agreements at the February 28, 2012 meeting.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements and the approval of the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, Extent and Quality of Services

(a) PIMCO, RALLC, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment

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(Unaudited)

management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders; and its attention to matters that may involve conflicts of interest with the Trusts. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has allowed PIMCO to introduce innovative new funds over time, including the PIMCO All Asset suite, the PIMCO CommodityRealReturn Strategy Fund®, the PIMCO Emerging Markets Corporate Bond Fund, the PIMCO Global Advantage® Strategy Bond Fund, the PIMCO Global Multi-Asset Fund, the PIMCO RealRetirement® Funds, the PIMCO Real Return Fund and the PIMCO Unconstrained Bond Fund.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee. The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees considered that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2011, including, but not limited to, undertaking significant technology and outsourcing initiatives; expanding the quality management system for processes/activities; completing the implementation of a prospectus content management system; developing a “Pricing Portal” to streamline and automate certain pricing functions; continuing to implement fair valuation level assignments per FAS 157; migrating shareholder confirmation and first-dollar prospectus delivery to a new third-party service provider; streamlining processes to enable earlier daily net asset value delivery to major intermediary clients; working with another service provider to expand a unique quality assurance platform; implementing a proprietary application developed for cash flow reporting to portfolio managers; implementing new cost basis reporting; working with an accounting firm to analyze the impact of the Foreign Account Tax Compliance Act; and engaging in extensive preparation and testing to respond quickly in the event of a crisis involving the Eurozone.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS® TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUS® TR Fund, PIMCO International Fundamental IndexPLUS® TR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, RALLC’s principal, and the overall financial strength of the organization.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	87

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by RALLC under the Asset Allocation Agreement and Sub-Advisory Agreements are likely to benefit the Funds, the New Funds and their shareholders.

(b) Other Services:  The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays a unified fee. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. Investment Performance

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ year-to-date, one-, three-, five-, seven- and ten-year performance, as available, for the periods ended May 31, 2012 and other performance data, as available, for the period ended June 30, 2012 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2012 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report

88	PIMCO TOTAL RETURN FUND

(Unaudited)

and Lipper Report, which were provided in advance of the August 13-14, 2012 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods. The Board noted that, as of May 31, 2012, the Institutional Class of 77%, 79% and 62% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in the distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 5 years of performance history, 85% of the PIMCO Funds’ assets (based on Institutional Class Performance) have outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2012, as indicated in the PIMCO Report. The Board considered that, year-to-date through June 30, 2012, more than 90% of Funds (based on Institutional Class performance) have outperformed the relative benchmark indexes on a net-of-fees basis. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fee for PIMCO Emerging Markets Corporate Bond Fund by 0.10%, and historic fee reductions, including the supervisory and administrative fee reductions that took effect in May 2011.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the consideration of a number of factors, including: varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	89

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

4. Advisory Fees, Supervisory and Administrative Fees and Total Expenses

The Board considered that PIMCO seeks to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed 0.10% reduction in the advisory fee for PIMCO Emerging Markets Corporate Bond Fund. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management and longer-term net inflows provide evidence of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

With respect to the New Funds, the Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds. The Board compared the New Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the New Funds’ total expenses to be reasonable.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. The Trustees noted that the advisory fees for the Funds were equal to or lower than PIMCO separate account fees in 35 out of 49 strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

With respect to the New Funds, the Board considered the advisory fees to the standard fee rate PIMCO charges to separate accounts and other clients with similar investment strategies and found them to compare favorably to the separate account fees.

90	PIMCO TOTAL RETURN FUND

(Unaudited)

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Moreover, the Board considered that, in some instances, PIMCO believes the Lipper categories offer imperfect comparisons because they are overly broad or do not account for the impact of certain fee waivers. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

In connection with the approval of the New Funds’ Agreements, the Board also considered the Trust’s unified fee structure and the services to be provided under the New Funds’ Agreements. The Board concluded that the New Funds’ proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the New Funds and their shareholders. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of each New Fund’s expenses at competitive levels.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees for a

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	91

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

number of Funds in prior years. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. With respect to the New Funds, the Board also noted that PIMCO proposed to add the New Funds to the Expense Limitation Agreement currently in effect for certain other Funds.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the New Funds, are reasonable and approval of the New Funds’ Agreements would likely benefit each New Fund and its shareholders.

5. Adviser Costs, Level of Profits and Economies of Scale

As the New Funds are newly organized, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly lower than the previous year, and within the ranges, but above the median of publicly held investment management companies reported by Lipper and Strategic Insight. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Trustees also considered that the unified fee has provided inherent economies of scale by maintaining fixed fees even if a particular Fund’s operating costs rise. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. The Board

92	PIMCO TOTAL RETURN FUND

(Unaudited)

noted that, in general, fee rates for the Funds had been set competitively, had been reduced for some Funds over time including the proposed reduction for PIMCO Emerging Markets Corporate Bond Fund, had been held steady for most Funds as assets grew and continued to be competitive compared with peers. The Trustees noted that the absence of breakpoints in the Funds’ advisory fees has not harmed shareholders, noting in particular that breakpoints are a proxy for charging higher fees on lower asset levels and that when funds lose assets breakpoints may reverse, which causes expense ratios to increase. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets.

The Board concluded that the Funds’ cost structures and the New Funds’ proposed cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds and New Funds, to the benefit of Fund and New Fund shareholders.

6. Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. Conclusions

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreements, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on its review, including its consideration of each of the factors referred to above, the Board concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each New Fund, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	93

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF4009SAR_093012

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2012

Real Return Strategy Funds

PIMCO Real Income 2019 Fund®

PIMCO Real Income 2029 Fund®

PIMCO Real Return Asset Fund

PIMCO RealEstateRealReturn Strategy Fund

PIMCO CommoditiesPLUS® Short Strategy Fund

PIMCO CommoditiesPLUS® Strategy Fund

PIMCO Inflation Response Multi-Asset Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C
■	R

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		13
Benchmark Descriptions		15
Financial Highlights		18
Statements of Assets and Liabilities		26
Consolidated Statements of Assets and Liabilities		28
Statements of Operations		30
Consolidated Statements of Operations		31
Statements of Changes in Net Assets		32
Consolidated Statements of Changes in Net Assets		33
Statements of Cash Flows		34
Notes to Financial Statements		75
Glossary		97
Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements		98

Fund	Fund Summary	Schedule of Investments

PIMCO Real Income 2019 Fund®	6	35
PIMCO Real Income 2029 Fund®	7	36
PIMCO Real Return Asset Fund	8	37
PIMCO RealEstateRealReturn Strategy Fund	9	44
PIMCO CommoditiesPLUS® Short Strategy Fund	10	53
PIMCO CommoditiesPLUS® Strategy Fund	11	58
PIMCO Inflation Response Multi-Asset Fund	12	69

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

In the aftermath of the devastation that affected the eastern seaboard due to Hurricane Sandy, our thoughts go out to all who may have been directly or indirectly affected. The well-being of our clients, our shareholders, our employees, and their families is a paramount concern to all of us at PIMCO as the focus now is on rebuilding after the storm and managing the challenges that lay ahead.

After generally remaining on the sidelines during the first part of the reporting period, investor risk appetite returned in the latter part of the period as investors responded positively (though some skeptically) to additional monetary policy announcements by global central banks. Within the U.S., for example, the Federal Reserve (“Fed”) responded to weak employment data and below target inflation by voting in favor of a third round of quantitative easing, referred to as QE3. As part of this new bond buying program, the Fed will purchase an additional $40 billion of Agency mortgage-backed securities (“MBS”) per month. Unlike the Fed’s previous quantitative easing programs (such as QE1 and QE2, or Operation Twist which is scheduled to end at the end of 2012), QE3 has no fixed end date and is expected to continue until the Fed sees signs of significant improvement in the U.S. labor market. In addition, the Fed reiterated the need to keep the Federal Funds Rate range-bound between zero and 0.25% through at least the middle of 2015. Furthermore, signs of improving investor sentiment and positive U.S. housing starts also contributed to increased investor risk appetite, helping to drive the S&P 500 Index in September 2012 to its highest level in nearly five years.

In Europe, the European Central Bank (“ECB”) announced the Outright Monetary Transactions (“OMT”) program, which entails unlimited, but conditional, purchases of eurozone government bonds in the secondary market that have maturities of one to three years. As a result, peripheral European debt spreads over German bunds tightened amid renewed investor confidence in European policymakers’ ability and willingness to support the euro and the eurozone. In particular, yields on Spanish and Italian sovereign bonds declined, having risen in July 2012 to unsustainable levels.

A number of outstanding and unresolved issues, however, remain in the global economy, including ongoing structural problems in Europe, political polarization and the “fiscal cliff” in the U.S., and continuing social unrest in the Middle East and North Africa, among others. At PIMCO, we strive to understand the interconnectedness within and among numerous global macroeconomic factors to seek the best possible opportunities and potential outcomes for our clients. Our culture is to be “constructively paranoid” and by preparing for more scenarios than actually happen, we look to establish an action plan for different events which could be the key difference between investment success and failure.

Included below are highlights of the financial markets during our six-month reporting period:

■

U.S. Treasury yields beyond three month maturities ended the period lower, with prices on these securities therefore higher. The yield on the benchmark ten-year U.S. Treasury note was 1.63%, or 0.58% lower than on March 31, 2012, but higher compared to a record low of 1.39% in July 2012. The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%. The Bank of England held its key lending rate at 0.50% and the ECB reduced its main policy rate to 0.75%. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.68% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted a return of 5.34%, as represented by the Barclays U.S. TIPS Index. Real yields fell across the majority of the maturity spectrum. Intermediate and longer-dated real yields were supported by continued accommodative Fed policies, which included the extension of Operation Twist and another round of QE (or QE3); however, the very front end of the real yield curve sold off. Nominal yields rallied slightly more than real yields, causing breakeven inflation levels (a proxy for inflation expectations) to narrow, especially at the front end. However, U.S. TIPS still outperformed nominal U.S. Treasuries as a result of strong inflation accruals earlier in the period. Diversified commodities, as represented by the Dow Jones-UBS Commodity Index Total Return, returned 4.70%.

2	PIMCO REAL RETURN STRATEGY FUNDS

■

Agency MBS outperformed like-duration U.S. Treasuries largely due to the Fed’s announcement of QE3, which includes additional monthly purchases of newly-issued lower coupon mortgages for an indefinite term. As a result, lower coupons outperformed higher coupons over the period. Mortgage credit assets also outperformed U.S. Treasuries over the period as the non-Agency MBS and commercial MBS sectors benefited from positive supply and increased investor appetite for risk assets. In addition, signs of a bottom in the U.S. housing market also provided support to the non-Agency MBS sector.

■

Investment grade and high yield corporate bonds outperformed like-duration U.S. Treasuries. From a relative standpoint, the financial sector outperformed the broader corporate bond sector due to strong capital levels, improving credit loss trends, and stability in the U.S. housing market. The rally in credit occurred despite weaker global economic growth, highlighting the resilience of corporate fundamentals and investor demand for higher yielding assets.

■

Municipal bonds, both tax-exempt and taxable, posted positive absolute returns over the period. The positive performance was driven primarily by technical factors as demand for municipals outpaced new issue supply. Primary market supply was up year-over-year; however, the majority of primary market issuance was refunding activity. Select lower quality municipal sectors outperformed higher grade sectors as investors reached for yield by moving further out the yield curve and down the credit spectrum, primarily in the industrial revenue and hospital sectors, which were the top performers over the reporting period.

■

Emerging markets (“EM”) fixed income assets performed well due to worldwide liquidity provisions that were announced by the various central banks, including the ECB and the Fed. In general, EM spreads tightened, EM yields fell, many EM currencies appreciated, and EM fixed income asset classes provided positive returns. The investment climate was supportive of risk-taking and allowed high-yield EM securities to outperform investment grade EM securities, in aggregate.

■

U.S. equities, as measured by the S&P 500 Index, returned 3.43%. Global equities, as represented by the MSCI World Index, returned 1.30%. However, emerging market equities, as measured by the MSCI Emerging Markets Index, declined 1.84% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds November 15, 2012

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: allocation risk, acquired fund risk, value investing risk, interest rate risk, credit risk, high yield and distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, inverse correlation and compounding risk, smaller company risk, small-cap and mid-cap company risk, arbitrage risk, management risk, short sale risk, convertible securities risk, commodity risk, tax risk and subsidiary risk. A complete description of these and other risks is contained in each Fund’s prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund.

On each individual Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a CDSC, which declines from 3.5% (or 5% for certain Funds) in the first year to 0% at the end of the sixth year. As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

4	PIMCO REAL RETURN STRATEGY FUNDS

The PIMCO CommoditiesPLUS® Short Strategy Fund and PIMCO CommoditiesPLUS® Strategy Fund are intended for long-term investors and an investment in the Funds should be no more than a small part of a typical diversified portfolio. Each Fund’s share price is expected to be more volatile than that of other funds. Each Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

The PIMCO Real Income 2019 Fund® and PIMCO Real Income 2029 Fund® are designed to represent the portion of a retiree’s portfolio devoted to meeting required spending needs not covered by Social Security or defined benefit plans. The PIMCO Real Income 2019 Fund®’s and PIMCO Real Income 2029 Fund®’s portfolios are composed of mostly Treasury Inflation-Protected Securities (TIPS), with maturities structured over a predetermined time frame to generate systematic, inflation-adjusted distributions. These distributions are a combination of interest and principal, both of which are automatically adjusted to the rate of inflation; they are paid out monthly until the Fund reaches its final maturity date (either 2019 or 2029).

The PIMCO Inflation Response Multi-Asset Fund (“PIMCO Fund of Funds”) may invest its assets in Underlying PIMCO Funds. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds.

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class B	Class C	Class R
PIMCO Real Income 2019 Fund®	10/30/09	10/30/09	10/30/09	—	10/30/09	10/30/09	—	10/30/09	—
PIMCO Real Income 2029 Fund®	10/30/09	10/30/09	10/30/09	—	10/30/09	10/30/09	—	10/30/09	—
PIMCO Real Return Asset Fund	11/12/01	11/12/01	11/19/10	—	—	—	—	—	—
PIMCO RealEstateRealReturn Strategy Fund	10/30/03	10/30/03	04/30/08	—	10/30/03	10/30/03	10/30/03	10/30/03	—
PIMCO CommoditiesPLUS® Short Strategy Fund	08/17/10	08/17/10	08/17/10	—	08/17/10	09/30/10	—	09/30/10	—
PIMCO CommoditiesPLUS® Strategy Fund	05/28/10	05/28/10	05/28/10	—	05/28/10	05/28/10	—	05/28/10	05/28/10
PIMCO Inflation Response Multi-Asset Fund	08/31/11	08/31/11	08/31/11	—	08/31/11	08/31/11	—	08/31/11	08/31/11

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares, respectively.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	5

PIMCO Real Income 2019 Fund®

Institutional Class - PRIFX	Class A - PCIAX
Class P - PICPX	Class C - PRLCX
Class D - PRLDX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

U.S. Treasury Obligations	98.7%
Short-Term Instruments	1.3%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (10/30/2009)
PIMCO Real Income 2019 Fund® Institutional Class	1.95%	4.50%	5.56%
PIMCO Real Income 2019 Fund® Class P	1.92%	4.43%	5.49%
PIMCO Real Income 2019 Fund® Class D	1.71%	4.13%	5.17%
PIMCO Real Income 2019 Fund® Class A	1.70%	4.12%	5.27%
PIMCO Real Income 2019 Fund® Class A (adjusted)	-2.10%	0.26%	3.90%
PIMCO Real Income 2019 Fund® Class C	1.44%	3.71%	4.80%
PIMCO Real Income 2019 Fund® Class C (adjusted)	0.49%	2.79%	4.80%
Barclays US TIPS Real Income 2019 Index	1.67%	4.64%	5.70%	**
Lipper Retirement Income Funds Average	2.70%	13.83%	8.11%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 10/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.39% for Institutional Class shares, 0.49% for Class P shares, 0.79% for Class D shares, 0.79% for Class A shares, and 1.29% for Class C shares.

Portfolio Insights

»

The PIMCO Real Income 2019 Fund® seeks to provide consistent real (inflation-adjusted) distributions through its maturity date in 2019, by investing under normal circumstances at least 90% of its net assets in inflation-indexed bonds issued by the U.S. Treasury. The Fund also may invest in the following: U.S. Treasury bills, notes, bonds, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government and futures contracts on U.S. Treasury securities. Inflation-indexed bonds are fixed-income securities that are structured to provide protection from inflation.

»

The Fund is often used by retirees as a liquid source of baseline income to meet required spending needs not covered by Social Security benefits or pensions. However, the Fund can also be used to satisfy other needs for systematic, inflation-adjusted income for a defined term.

»

The Fund’s positioning in U.S. Treasury Inflation-Protected Securities (“TIPS”) maturing in 2019 or sooner, as represented by the Barclays U.S. TIPS Real Income 2019 Index, benefited total return performance as the Index returned 1.67% for the reporting period.

»	The distribution per share of the Fund was adjusted down to 1.52% during the reporting period due to a decline in the non-seasonally adjusted Consumer Price Index for three consecutive months.

6	PIMCO REAL RETURN STRATEGY FUNDS

PIMCO Real Income 2029 Fund®

Institutional Class - PRIIX	Class A - POIAX
Class P - PRQCX	Class C - PORCX
Class D - PORDX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

U.S. Treasury Obligations	94.0%
Short-Term Instruments	6.0%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (10/30/2009)
PIMCO Real Income 2029 Fund® Institutional Class	6.23%	9.73%	10.08%
PIMCO Real Income 2029 Fund® Class P	6.11%	9.59%	9.96%
PIMCO Real Income 2029 Fund® Class D	5.96%	9.25%	9.67%
PIMCO Real Income 2029 Fund® Class A	5.96%	9.35%	9.67%
PIMCO Real Income 2029 Fund® Class A (adjusted)	2.01%	5.26%	8.24%
PIMCO Real Income 2029 Fund® Class C	5.78%	8.75%	9.12%
PIMCO Real Income 2029 Fund® Class C (adjusted)	4.78%	7.75%	9.12%
Barclays US TIPS Real Income 2029 Index	5.57%	9.57%	9.86%	**
Lipper Retirement Income Funds Average	2.70%	13.83%	8.11%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 10/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.39% for Institutional Class shares, 0.49% for Class P shares, 0.79% for Class D shares, 0.79% for Class A shares, and 1.29% for Class C shares.

Portfolio Insights

»

The PIMCO Real Income 2029 Fund® seeks to provide consistent real (inflation-adjusted) distributions through its maturity date in 2029, by investing under normal circumstances at least 90% of its net assets in inflation-indexed bonds issued by the U.S. Treasury. The Fund also may invest in the following: U.S. Treasury bills, notes, bonds, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government and futures contracts on U.S. Treasury securities. Inflation-indexed bonds are fixed-income securities that are structured to provide protection from inflation.

»

The Fund is often used by retirees as a liquid source of baseline income to meet required spending needs not covered by Social Security benefits or pensions. However, the Fund can also be used to satisfy other needs for systematic, inflation-adjusted income for a defined term.

»

The Fund’s positioning in U.S. Treasury Inflation-Protected Securities (“TIPS”) maturing in 2029 or sooner, as represented by the Barclays U.S. TIPS Real Income 2029 Index, benefited total return performance as the Index returned 5.57% for the reporting period.

»	The distribution per share of the Fund was adjusted down to 1.52% during the reporting period due to a decline in the non-seasonally adjusted Consumer Price Index for three consecutive months.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	7

PIMCO Real Return Asset Fund

Institutional Class - PRAIX
Class P - PRTPX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

U.S. Treasury Obligations	68.8%
Short-Term Instruments	15.6%
Sovereign Issues	7.4%
Mortgage-Backed Securities	2.9%
Corporate Bonds & Notes	2.5%
Other	2.8%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (11/12/2001)
PIMCO Real Return Asset Fund Institutional Class	11.67%	17.42%	11.88%	9.42%	10.03%
PIMCO Real Return Asset Fund Class P	11.61%	17.31%	11.78%	9.36%	9.98%
Barclays U.S. Treasury Inflation Notes: 10+ Year Index	10.69%	15.50%	11.02%	8.88%	9.48%	**
Lipper Inflation-Protected Bond Funds Average	4.50%	8.09%	6.75%	6.29%	6.51%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 10/31/2001.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.58% for Institutional Class shares and 0.68% for Class P shares.

Portfolio Insights

»

The PIMCO Real Return Asset Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and corporations. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.

»

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted strong positive returns during the reporting period amid an aggressive rally in real yields on the back of an investor flight-to-quality and slower global growth expectations. However, an underweight to U.S. TIPS detracted from returns as U.S. real yields rallied.

»	Exposure to Australian real duration (or sensitivity to changes in real interest rates) contributed to performance as Australian real yields declined during the reporting period.

»	Exposure to select investment grade corporate securities, especially within the financials sector, contributed to returns as spreads over U.S. Treasuries narrowed.

»	Exposure to near-term Brazilian rates contributed to performance as the Brazilian yield curve fell during the reporting period.

»	Exposure to U.K. inflation-linked bonds detracted from performance as U.K. inflation-linked bonds fell during the reporting period.

»	Short exposure to the Japanese yen detracted from returns as the currency appreciated versus the U.S. dollar during the reporting period.

8	PIMCO REAL RETURN STRATEGY FUNDS

PIMCO RealEstateRealReturn Strategy Fund

Institutional Class - PRRSX	Class A - PETAX
Class P - PETPX	Class B - PETBX
Class D - PETDX	Class C - PETCX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

U.S. Treasury Obligations	76.2%
Short-Term Instruments	11.2%
Corporate Bonds & Notes	4.4%
Sovereign Issues	3.7%
Mortgage-Backed Securities	2.2%
Other	2.3%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	Fund Inception (10/30/2003)
PIMCO RealEstateRealReturn Strategy Fund Institutional Class	11.71%	48.24%	10.03%	15.17%
PIMCO RealEstateRealReturn Strategy Fund Class P	11.60%	47.89%	9.92%	15.05%
PIMCO RealEstateRealReturn Strategy Fund Class D	11.53%	47.46%	9.55%	14.66%
PIMCO RealEstateRealReturn Strategy Fund Class A	11.48%	47.46%	9.53%	14.65%
PIMCO RealEstateRealReturn Strategy Fund Class A (adjusted)	5.35%	39.35%	8.30%	13.92%
PIMCO RealEstateRealReturn Strategy Fund Class B	11.22%	46.54%	8.71%	13.85%
PIMCO RealEstateRealReturn Strategy Fund Class B (adjusted)	6.22%	41.54%	8.50%	13.85%
PIMCO RealEstateRealReturn Strategy Fund Class C	11.20%	46.39%	8.72%	13.78%
PIMCO RealEstateRealReturn Strategy Fund Class C (adjusted)	10.20%	45.39%	8.72%	13.78%
Dow Jones U.S. Select REIT Total Return Index	3.36%	32.06%	1.61%	9.73%	**
Lipper Real Estate Funds Average	4.14%	32.01%	1.74%	9.24%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 10/31/2003.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares, 5.00% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.78% for Institutional Class shares, 0.88% for Class P shares, 1.18% for Class D shares, 1.18% for Class A shares, 1.93% for Class B shares, and 1.93% for Class C shares.

Portfolio Insights

»

The PIMCO RealEstateRealReturn Strategy Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes.

»	Exposure to real estate investment trusts (“REITs”) benefited performance as REITs posted positive returns for the reporting period.

»

The portfolio’s construction, which uses primarily U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, benefited performance as U.S. TIPS outperformed the one-month LIBOR financing rate that is assumed in REIT index-linked derivatives.

»	Exposure to Australian real duration (or sensitivity to changes in real interest rates) contributed to performance as Australian real yields declined during the reporting period.

»	Exposure to select investment grade corporate securities, especially within the financials sector, contributed to returns as spreads over U.S. Treasuries narrowed.

»	Exposure to U.K. inflation-linked bonds detracted from performance as U.K. inflation-linked bonds fell during the reporting period

»	Short exposure to the Japanese yen detracted from returns as the currency appreciated versus the U.S. dollar over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	9

PIMCO CommoditiesPLUS® Short Strategy Fund

Institutional Class - PCPIX	Class A - PCCAX
Class P - PCSPX	Class C - PPSCX
Class D - PCSDX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Short-Term Instruments	84.5%
U.S. Government Agencies	7.1%
Corporate Bonds & Notes	5.1%
U.S. Treasury Obligations	1.7%
Asset-Backed Securities	1.2%
Other	0.4%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (08/17/2010)
PIMCO CommoditiesPLUS® Short Strategy Fund Institutional Class	-5.68%	-7.15%	-7.64%
PIMCO CommoditiesPLUS® Short Strategy Fund Class P	-5.79%	-7.39%	-7.75%
PIMCO CommoditiesPLUS® Short Strategy Fund Class D	-6.00%	-7.85%	-8.16%
PIMCO CommoditiesPLUS® Short Strategy Fund Class A	-5.92%	-7.67%	-8.05%
PIMCO CommoditiesPLUS® Short Strategy Fund Class A (adjusted)	-11.13%	-12.77%	-10.47%
PIMCO CommoditiesPLUS® Short Strategy Fund Class C	-6.30%	-8.39%	-8.81%
PIMCO CommoditiesPLUS® Short Strategy Fund Class C (adjusted)	-7.18%	-9.25%	-8.81%
Dow Jones-UBS Commodity Index Total Return	4.70%	5.99%	5.42%
Inverse of the Dow Jones-UBS Commodity Index Total Return	-5.66%	-7.89%	-7.81%
Lipper Commodities Specialty Funds Average	-4.19%	-10.24%	-9.84%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 08/31/2010.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.92% for Institutional Class shares, 1.02% for Class P shares, 1.42% for Class D shares, 1.42% for Class A shares, and 2.17% for Class C shares.

Portfolio Insights

»

The PIMCO CommoditiesPLUS® Short Strategy Fund seeks total return which exceeds that of the inverse return of its benchmark, consistent with prudent investment management, by investing under normal circumstances in short positions with respect to the Dow Jones-UBS Commodity Index Total Return (the “Index”), including commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of Fixed Income Instruments, such that the Fund’s net asset value may vary inversely with the value of the Index on a daily basis, subject to certain limitations as outlined in the Fund’s prospectus. However, the Fund is not designed or expected to produce returns which replicate the inverse of the performance of the Index, and the degree of variation could be substantial, particularly over longer periods. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will maintain short positions through the use of a combination of commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide short exposure to the investment returns of the commodities futures markets.

»	The Fund’s negative absolute performance was driven by the positive returns of the Index during the reporting period.

»	Exposure to U.S. nominal duration (or sensitivity to changes in market interest rates) added to performance as nominal yields rallied during the reporting period.

»	Exposure to select investment grade corporate securities, especially within the financials sector, contributed to returns as spreads over U.S. Treasuries narrowed.

»	Exposure to Australian duration added to relative performance as nominal yields rallied during the reporting period.

»	Short exposure to European investment grade corporates detracted from returns as spreads narrowed over the reporting period.

10	PIMCO REAL RETURN STRATEGY FUNDS

PIMCO CommoditiesPLUS® Strategy Fund

Institutional Class - PCLIX	Class A - PCLAX
Class P - PCLPX	Class C - PCPCX
Class D - PCLDX	Class R - PCPRX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Short-Term Instruments	55.6%
U.S. Government Agencies	21.7%
Corporate Bonds & Notes	6.4%
Mortgage-Backed Securities	6.4%
U.S. Treasury Obligations	6.0%
Other	3.9%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (05/28/2010)
PIMCO CommoditiesPLUS® Strategy Fund Institutional Class	0.63%	12.33%	13.66%
PIMCO CommoditiesPLUS® Strategy Fund Class P	0.60%	12.22%	13.53%
PIMCO CommoditiesPLUS® Strategy Fund Class D	0.45%	11.88%	13.13%
PIMCO CommoditiesPLUS® Strategy Fund Class A	0.41%	11.78%	13.10%
PIMCO CommoditiesPLUS® Strategy Fund Class A (adjusted)	-5.12%	5.63%	10.40%
PIMCO CommoditiesPLUS® Strategy Fund Class C	0.00%	10.98%	12.27%
PIMCO CommoditiesPLUS® Strategy Fund Class C (adjusted)	-1.00%	9.98%	12.27%
PIMCO CommoditiesPLUS® Strategy Fund Class R	0.27%	11.50%	12.78%
Credit Suisse Commodity Benchmark Index	0.21%	10.40%	11.41%	**
Lipper Commodities General Funds Average	-1.35%	5.11%	7.87%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 05/31/2010.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.88% for Institutional Class shares, 0.98% for Class P shares, 1.38% for Class D shares, 1.38% for Class A shares, 2.13% for Class C shares, and 1.63% for Class R shares.

Portfolio Insights

»

The PIMCO CommoditiesPLUS® Strategy Fund seeks total return which exceeds that of its benchmark, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund invests in commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide exposure to the investment returns of the commodities futures markets.

»

The Fund seeks to outperform the Credit Suisse Commodity Benchmark Index by actively managing its commodity exposure and by actively managing the collateral portfolio that backs the commodity-linked derivative instruments.

»

Active commodity strategies designed to combat the effects of contango (a condition in commodity futures markets where the forward price of a contract is greater than the current spot price) by holding futures contracts further out on the futures curves, detracted from returns as the deferred contract indexes underperformed front-month contract indexes.

»	Exposure to U.S. nominal duration (or sensitivity to changes in market interest rates) added to relative performance as nominal yields rallied during the reporting period.

»	Exposure to Australian duration added to relative performance as nominal yields rallied during the reporting period

»	Exposure to select investment grade corporate securities, especially within the financials sector, contributed to returns as spreads over U.S. Treasuries narrowed.

»	Exposure to residential mortgage-backed securities added to performance as spreads over U.S. Treasuries narrowed during the reporting period

»	Short exposure to the Japanese yen at the beginning of the reporting period detracted from returns as the currency appreciated versus the U.S. dollar.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	11

PIMCO Inflation Response Multi-Asset Fund

Institutional Class - PIRMX	Class A - PZRMX
Class P - PPRMX	Class C - PCRMX
Class D - PDRMX	Class R - PQRMX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

U.S. Treasury Obligations	38.0%
Short-Term Instruments	31.1%
Mutual Funds	15.2%
Sovereign Issues	8.8%
U.S. Government Agencies	2.4%
Other	4.5%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (08/31/2011)
PIMCO Inflation Response Mult-Asset Fund Institutional Class	6.81%	12.77%	6.37%
PIMCO Inflation Response Mult-Asset Fund Class P	6.71%	12.65%	6.26%
PIMCO Inflation Response Mult-Asset Fund Class D	6.48%	12.29%	5.95%
PIMCO Inflation Response Mult-Asset Fund Class A	6.52%	12.42%	5.86%
PIMCO Inflation Response Mult-Asset Fund Class A (adjusted)	0.69%	6.25%	0.48%
PIMCO Inflation Response Mult-Asset Fund Class C	6.08%	11.33%	5.01%
PIMCO Inflation Response Mult-Asset Fund Class C (adjusted)	5.08%	10.33%	5.01%
PIMCO Inflation Response Mult-Asset Fund Class R	6.44%	12.08%	5.66%
45% Barclays U.S. TIPS Index, 20% Dow Jones-UBS Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Dow Jones-UBS Gold Subindex Total Return Index	4.49%	10.29%	2.95%
Lipper Flexible Portfolio Funds Average	1.58%	13.14%	6.18%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 1.04% for Institutional Class shares, 1.14% for Class P shares, 1.49% for Class D shares, 1.49% for Class A shares, 2.24% for Class C shares, and 1.74% for Class R shares.

Portfolio Insights

»

The PIMCO Inflation Response Multi-Asset Fund seeks total return which exceeds that of its benchmark, by investing under normal circumstances in a combination of Fixed Income Instruments of varying maturities, equity securities, affiliated and unaffiliated investment companies, which may or may not be registered under the Investment Company Act of 1940, as amended, forwards and derivatives, such as options, futures contracts or swap agreements, of various asset classes in seeking to mitigate the negative effects of inflation. Such asset classes include, but are not limited to, inflation-linked bonds, commodities, emerging market currencies and real estate-related instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

The Fund’s blended benchmark index is comprised of 45% Barclays U.S. TIPS Index, 20% Dow Jones-UBS Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Dow Jones-UBS Gold Subindex Total Return Index.

»	An underweight to commodities for most of the reporting period detracted from returns as the Dow Jones-UBS Commodity Index Total Return posted positive returns for the reporting period.

»

A focus on the intermediate portion of the U.S. Treasury Inflation-Protected Securities (“TIPS”) yield curve added to performance as yields in this maturity range had better performance than other parts of the curve. However, an underweight to U.S. TIPS for most of the period detracted from performance as the Barclays U.S. TIPS Index gained over the reporting period.

»	Exposure to Australian inflation-linked bonds benefited performance as the Australian real yield curve rallied during the reporting period.

»	Exposure to U.K. inflation-linked bonds detracted from performance as U.K. inflation-linked bonds fell during the reporting period.

»	Exposure to select investment grade corporate securities, especially floating-rate notes within the financials sector, contributed to returns as spreads over U.S. Treasuries narrowed.

»	An overweight to gold for most of the reporting period contributed to returns as the Dow Jones-UBS Commodity Gold Subindex Total Return Index rallied.

»	An overweight to real estate investment trusts (“REITs”) contributed to returns as REITs posted positive returns during the reporting period.

12	PIMCO REAL RETURN STRATEGY FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2012 to September 30, 2012 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Net Annualized Expense Ratio **
PIMCO Real Income 2019 Fund®
Institutional Class	$1,000.00	$1,019.50	$1.97	$1,000.00	$1,023.11	$1.98	0.39%
Class P	1,000.00	1,019.20	2.48	1,000.00	1,022.61	2.48	0.49
Class D	1,000.00	1,017.10	3.99	1,000.00	1,021.11	4.00	0.79
Class A	1,000.00	1,017.00	3.99	1,000.00	1,021.11	4.00	0.79
Class C	1,000.00	1,014.40	6.51	1,000.00	1,018.60	6.53	1.29
PIMCO Real Income 2029 Fund®
Institutional Class	$1,000.00	$1,062.30	$2.02	$1,000.00	$1,023.11	$1.98	0.39%
Class P	1,000.00	1,061.10	2.53	1,000.00	1,022.61	2.48	0.49
Class D	1,000.00	1,059.60	4.08	1,000.00	1,021.11	4.00	0.79
Class A	1,000.00	1,059.60	4.08	1,000.00	1,021.11	4.00	0.79
Class C	1,000.00	1,057.80	6.65	1,000.00	1,018.60	6.53	1.29
PIMCO Real Return Asset Fund
Institutional Class	$1,000.00	$1,116.70	$3.34	$1,000.00	$1,021.91	$3.19	0.63%
Class P	1,000.00	1,116.10	3.87	1,000.00	1,021.41	3.70	0.73

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	13

Expense Examples (Cont.)

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Net Annualized Expense Ratio **
PIMCO RealEstateRealReturn Strategy Fund
Institutional Class	$1,000.00	$1,117.10	$4.14	$1,000.00	$1,021.16	$3.95	0.78%
Class P	1,000.00	1,116.00	4.67	1,000.00	1,020.66	4.46	0.88
Class D	1,000.00	1,115.30	6.26	1,000.00	1,019.15	5.97	1.18
Class A	1,000.00	1,114.80	6.26	1,000.00	1,019.15	5.97	1.18
Class B	1,000.00	1,112.20	10.22	1,000.00	1,015.39	9.75	1.93
Class C	1,000.00	1,112.00	10.22	1,000.00	1,015.39	9.75	1.93
PIMCO CommoditiesPLUS® Short Strategy Fund
Institutional Class	$1,000.00	$943.20	$3.90	$1,000.00	$1,021.06	$4.05	0.80%
Class P	1,000.00	942.10	4.38	1,000.00	1,020.56	4.56	0.90
Class D	1,000.00	940.00	6.32	1,000.00	1,018.55	6.58	1.30
Class A	1,000.00	940.80	6.32	1,000.00	1,018.55	6.58	1.30
Class C	1,000.00	937.00	9.95	1,000.00	1,014.79	10.35	2.05
PIMCO CommoditiesPLUS® Strategy Fund
Institutional Class	$1,000.00	$1,006.30	$3.72	$1,000.00	$1,021.36	$3.75	0.74%
Class P	1,000.00	1,006.00	4.22	1,000.00	1,020.86	4.26	0.84
Class D	1,000.00	1,004.50	6.23	1,000.00	1,018.85	6.28	1.24
Class A	1,000.00	1,004.10	6.23	1,000.00	1,018.85	6.28	1.24
Class C	1,000.00	1,000.00	9.98	1,000.00	1,015.09	10.05	1.99
Class R	1,000.00	1,002.70	7.48	1,000.00	1,017.60	7.54	1.49
PIMCO Inflation Response Multi-Asset Fund
Institutional Class	$1,000.00	$1,068.10	$3.47	$1,000.00	$1,021.71	$3.40	0.67%
Class P	1,000.00	1,067.10	3.99	1,000.00	1,021.21	3.90	0.77
Class D	1,000.00	1,064.80	5.80	1,000.00	1,019.45	5.67	1.12
Class A	1,000.00	1,065.20	5.80	1,000.00	1,019.45	5.67	1.12
Class C	1,000.00	1,060.80	9.66	1,000.00	1,015.69	9.45	1.87
Class R	1,000.00	1,064.40	7.09	1,000.00	1,018.20	6.93	1.37

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 9 in the Notes to Financial Statements.

14	PIMCO REAL RETURN STRATEGY FUNDS

Benchmark Descriptions

Index	Descriptions

45% Barclays U.S. TIPS Index, 20% Dow Jones-UBS Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Dow Jones-UBS Gold Subindex Total Return Index	The benchmark is a blend of 45% Barclays U.S. TIPS Index, 20% Dow Jones-UBS Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Spot Gold. Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. Prior to April 1st, 2009, this index was named Dow Jones Wilshire REIT Total Return Index. Dow Jones-UBS Gold Subindex Total Return Index reflects the return on fully collateralized positions in the underlying commodity futures. It is not possible to invest directly in an unmanaged index.

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays U.S. TIPS Index	Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Barclays U.S. Treasury Inflation Notes: 10+ Year Index	Barclays U.S. Treasury Inflation Notes: 10+ Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Protected securities with maturities of over 10 years. It is not possible to invest directly in an unmanaged index.

Barclays US TIPS Real Income 2019 Index	The Barclays US TIPS Real Income 2019 Index is designed to track the performance of a US TIPS based investment solution that provides investors with an explicit hedge against inflation by offering a stream of constant real cash flows until October 31, 2019. It is not possible to invest directly in an unmanaged index.

Barclays US TIPS Real Income 2029 Index	The Barclays US TIPS Real Income 2029 Index is designed to track the performance of a US TIPS based investment solution that provides investors with an explicit hedge against inflation by offering a stream of constant real cash flows until October 31, 2029. It is not possible to invest directly in an unmanaged index.

Credit Suisse Commodity Benchmark Index	The Credit Suisse Commodity Benchmark Index is an unmanaged index composed of futures contracts on 30 physical commodities. The objective of the benchmark is to gain exposure to the broad commodity universe while maintaining sufficient liquidity. Commodities were chosen based on world production levels, sufficient open interest, and volume of trading. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to directly invest into an unmanaged index.

Dow Jones U.S. Select REIT Total Return Index	The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. It is not possible to invest directly in the index. Prior to April 1st, 2009, this index was named Dow Jones Wilshire REIT Total Return Index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	15

Benchmark Descriptions (Cont.)

Index	Descriptions

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

Inverse of the Dow Jones-UBS Commodity Index Total Return	Inverse of the Dow Jones-UBS Commodity Index Total Return is the negative equivalent of the return of the Dow Jones-UBS Commodity Index Total Return. Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of exchange-traded futures contracts on 19 physical commodities, which are weighted to account for economic significance and market liquidity. It is not possible to invest directly in an unmanaged index.

MSCI Emerging Markets Index	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

16	PIMCO REAL RETURN STRATEGY FUNDS

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SEMIANNUAL REPORT	SEPTEMBER 30, 2012	17

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Real Income 2019 Fund®
Institutional Class
04/01/2012 - 09/30/2012+	$8.76	$0.06	$0.11	$0.17	$(0.56)	$0.00	$0.00	$(0.56)
03/31/2012	9.27	0.24	0.33	0.57	(0.25)	0.00	(0.83)	(1.08)
03/31/2011	9.71	0.15	0.45	0.60	(0.26)	0.00	(0.78)	(1.04)
10/30/2009 - 03/31/2010	10.00	0.05	0.09	0.14	(0.12)	0.00	(0.31)	(0.43)
Class P
04/01/2012 - 09/30/2012+	8.76	0.04	0.12	0.16	(0.55)	0.00	0.00	(0.55)
03/31/2012	9.27	0.16	0.41	0.57	(0.25)	0.00	(0.83)	(1.08)
03/31/2011	9.71	0.19	0.41	0.60	(0.26)	0.00	(0.78)	(1.04)
10/30/2009 - 03/31/2010	10.00	0.07	0.07	0.14	(0.12)	0.00	(0.31)	(0.43)
Class D
04/01/2012 - 09/30/2012+	8.73	0.04	0.11	0.15	(0.55)	0.00	0.00	(0.55)
03/31/2012	9.25	0.06	0.48	0.54	(0.23)	0.00	(0.83)	(1.06)
03/31/2011	9.70	0.15	0.42	0.57	(0.24)	0.00	(0.78)	(1.02)
10/30/2009 - 03/31/2010	10.00	0.03	0.09	0.12	(0.11)	0.00	(0.31)	(0.42)
Class A
04/01/2012 - 09/30/2012+	8.76	0.04	0.11	0.15	(0.55)	0.00	0.00	(0.55)
03/31/2012	9.28	0.10	0.44	0.54	(0.23)	0.00	(0.83)	(1.06)
03/31/2011	9.72	0.12	0.46	0.58	(0.24)	0.00	(0.78)	(1.02)
10/30/2009 - 03/31/2010	10.00	0.04	0.10	0.14	(0.11)	0.00	(0.31)	(0.42)
Class C
04/01/2012 - 09/30/2012+	8.72	0.02	0.10	0.12	(0.53)	0.00	0.00	(0.53)
03/31/2012	9.25	0.06	0.44	0.50	(0.20)	0.00	(0.83)	(1.03)
03/31/2011	9.72	0.06	0.47	0.53	(0.22)	0.00	(0.78)	(1.00)
10/30/2009 - 03/31/2010	10.00	0.04	0.09	0.13	(0.10)	0.00	(0.31)	(0.41)

PIMCO Real Income 2029 Fund®
Institutional Class
04/01/2012 - 09/30/2012+	$10.90	$0.08	$0.59	$0.67	$(0.30)	$0.00	$0.00	$(0.30)
03/31/2012	10.15	0.27	1.07	1.34	(0.33)	0.00	(0.26)	(0.59)
03/31/2011	9.87	0.22	0.63	0.85	(0.39)	0.00	(0.18)	(0.57)
10/30/2009 - 03/31/2010	10.00	0.08	0.03	0.11	(0.14)	0.00	(0.10)	(0.24)
Class P
04/01/2012 - 09/30/2012+	10.89	0.06	0.60	0.66	(0.30)	0.00	0.00	(0.30)
03/31/2012	10.15	0.18	1.15	1.33	(0.33)	0.00	(0.26)	(0.59)
03/31/2011	9.86	0.33	0.53	0.86	(0.39)	0.00	(0.18)	(0.57)
10/30/2009 - 03/31/2010	10.00	0.11	(0.02)	0.09	(0.13)	0.00	(0.10)	(0.23)
Class D
04/01/2012 - 09/30/2012+	10.86	0.06	0.58	0.64	(0.29)	0.00	0.00	(0.29)
03/31/2012	10.13	0.09	1.21	1.30	(0.31)	0.00	(0.26)	(0.57)
03/31/2011	9.86	0.21	0.61	0.82	(0.37)	0.00	(0.18)	(0.55)
10/30/2009 - 03/31/2010	10.00	0.07	0.02	0.09	(0.13)	0.00	(0.10)	(0.23)
Class A
04/01/2012 - 09/30/2012+	10.86	0.08	0.56	0.64	(0.29)	0.00	0.00	(0.29)
03/31/2012	10.13	0.11	1.19	1.30	(0.31)	0.00	(0.26)	(0.57)
03/31/2011	9.86	0.19	0.63	0.82	(0.37)	0.00	(0.18)	(0.55)
10/30/2009 - 03/31/2010	10.00	0.06	0.03	0.09	(0.13)	0.00	(0.10)	(0.23)
Class C
04/01/2012 - 09/30/2012+	10.78	0.03	0.59	0.62	(0.28)	0.00	0.00	(0.28)
03/31/2012	10.09	0.08	1.15	1.23	(0.28)	0.00	(0.26)	(0.54)
03/31/2011	9.85	0.11	0.65	0.76	(0.34)	0.00	(0.18)	(0.52)
10/30/2009 - 03/31/2010	10.00	0.05	0.02	0.07	(0.12)	0.00	(0.10)	(0.22)

Please see footnotes on page 24.

18	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate **

$8.37	1.95%	$3,756	0.39	%*	0.39	%*	0.39	%*	0.39	%*	1.30	%*	6%
8.76	6.37	4,202	0.39		0.39		0.39		0.39		2.63		57
9.27	6.48	6,280	0.39		0.48		0.39		0.48		1.62		193
9.71	1.41	3,491	0.39	*	1.89	*	0.39	*	1.89	*	1.20	*	445

8.37	1.92	1,810	0.49	*	0.49	*	0.49	*	0.49	*	1.04	*	6
8.76	6.30	1,952	0.49		0.49		0.49		0.49		1.79		57
9.27	6.42	871	0.49		0.57		0.49		0.57		2.02		193
9.71	1.39	35	0.49	*	4.36	*	0.49	*	4.36	*	1.69	*	445

8.33	1.71	4,183	0.79	*	0.79	*	0.79	*	0.79	*	0.95	*	6
8.73	6.02	4,629	0.79		0.79		0.79		0.79		0.67		57
9.25	6.15	972	0.79		0.87		0.79		0.87		1.57		193
9.70	1.22	100	0.79	*	2.92	*	0.79	*	2.92	*	0.84	*	445

8.36	1.70	10,599	0.79	*	0.79	*	0.79	*	0.79	*	0.90	*	6
8.76	6.01	11,522	0.79		0.79		0.79		0.79		1.13		57
9.28	6.24	6,245	0.79		0.87		0.79		0.87		1.28		193
9.72	1.42	1,874	0.79	*	3.52	*	0.79	*	3.52	*	0.87	*	445

8.31	1.44	6,770	1.29	*	1.29	*	1.29	*	1.29	*	0.43	*	6
8.72	5.61	6,881	1.29		1.29		1.29		1.29		0.64		57
9.25	5.64	2,773	1.29		1.37		1.29		1.37		0.65		193
9.72	1.32	1,146	1.29	*	4.63	*	1.29	*	4.63	*	1.03	*	445

$11.27	6.23%	$7,574	0.39	%*	0.39	%*	0.39	%*	0.39	%*	1.42	%*	9%
10.90	13.41	5,789	0.39		0.39		0.39		0.39		2.48		34
10.15	8.72	4,585	0.39		0.39		0.39		0.39		2.15		262
9.87	1.04	3,849	0.39	*	3.31	*	0.39	*	3.31	*	1.83	*	445

11.25	6.11	3,185	0.49	*	0.49	*	0.49	*	0.49	*	1.11	*	9
10.89	13.25	2,090	0.49		0.49		0.49		0.49		1.64		34
10.15	8.78	739	0.49		0.49		0.49		0.49		3.25		262
9.86	0.92	41	0.49	*	6.82	*	0.49	*	6.82	*	2.70	*	445

11.21	5.96	5,451	0.79	*	0.79	*	0.79	*	0.79	*	1.14	*	9
10.86	13.00	5,347	0.79		0.79		0.79		0.79		0.78		34
10.13	8.40	771	0.79		0.79		0.79		0.79		2.09		262
9.86	0.85	60	0.79	*	3.43	*	0.79	*	3.43	*	1.71	*	445

11.21	5.96	4,287	0.79	*	0.79	*	0.79	*	0.79	*	1.35	*	9
10.86	13.01	3,996	0.79		0.79		0.79		0.79		1.03		34
10.13	8.40	662	0.79		0.79		0.79		0.79		1.82		262
9.86	0.85	169	0.79	*	5.05	*	0.79	*	5.05	*	1.44	*	445

11.12	5.78	1,373	1.29	*	1.29	*	1.29	*	1.29	*	0.49	*	9
10.78	12.37	946	1.29		1.29		1.29		1.29		0.70		34
10.09	7.83	85	1.29		1.29		1.29		1.29		1.09		262
9.85	0.64	40	1.29	*	3.31	*	1.29	*	3.31	*	1.28	*	445

Please see footnotes on page 24.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Real Return Asset Fund
Institutional Class
04/01/2012 - 09/30/2012+	$11.45	$0.24	$1.09	$1.33	$(0.14)	$0.00	$0.00	$(0.14)
03/31/2012	11.27	0.41	1.87	2.28	(0.38)	(1.72)	0.00	(2.10)
03/31/2011	10.98	0.36	0.97	1.33	(0.33)	(0.71)	0.00	(1.04)
03/31/2010	10.26	0.41	0.79	1.20	(0.36)	(0.12)	0.00	(0.48)
03/31/2009	12.05	0.25	(1.12)	(0.87)	(0.29)	(0.63)	0.00	(0.92)
03/31/2008	11.19	0.61	1.05	1.66	(0.60)	(0.20)	0.00	(0.80)
Class P
04/01/2012 - 09/30/2012+	11.45	0.14	1.18	1.32	(0.13)	0.00	0.00	(0.13)
03/31/2012	11.27	0.20	2.07	2.27	(0.37)	(1.72)	0.00	(2.09)
11/19/2010 - 03/31/2011	12.29	0.16	(0.35)	(0.19)	(0.12)	(0.71)	0.00	(0.83)

PIMCO RealEstateRealReturn Strategy Fund
Institutional Class
04/01/2012 - 09/30/2012+	$5.10	$0.04	$0.55	$0.59	$(0.31)	$0.00	$0.00	$(0.31)
03/31/2012	4.76	0.10	1.17	1.27	(0.75)	(0.18)	0.00	(0.93)
03/31/2011	4.38	0.09	1.34	1.43	(1.05)	0.00	0.00	(1.05)
03/31/2010	2.08	0.19	2.83	3.02	(0.72)	0.00	0.00	(0.72)
03/31/2009	6.05	0.14	(4.11)	(3.97)	0.00	0.00	0.00	0.00
03/31/2008	7.61	0.28	(1.05)	(0.77)	(0.79)	0.00	0.00	(0.79)
Class P
04/01/2012 - 09/30/2012+	5.08	0.01	0.57	0.58	(0.31)	0.00	0.00	(0.31)
03/31/2012	4.75	0.08	1.18	1.26	(0.75)	(0.18)	0.00	(0.93)
03/31/2011	4.37	0.09	1.34	1.43	(1.05)	0.00	0.00	(1.05)
03/31/2010	2.08	0.14	2.88	3.02	(0.73)	0.00	0.00	(0.73)
04/30/2008 - 03/31/2009	6.29	0.14	(4.35)	(4.21)	0.00	0.00	0.00	0.00
Class D
04/01/2012 - 09/30/2012+	4.89	(0.01)	0.57	0.56	(0.31)	0.00	0.00	(0.31)
03/31/2012	4.61	0.07	1.13	1.20	(0.74)	(0.18)	0.00	(0.92)
03/31/2011	4.27	0.05	1.33	1.38	(1.04)	0.00	0.00	(1.04)
03/31/2010	2.04	0.15	2.80	2.95	(0.72)	0.00	0.00	(0.72)
03/31/2009	5.96	0.18	(4.10)	(3.92)	0.00	0.00	0.00	0.00
03/31/2008	7.52	0.33	(1.13)	(0.80)	(0.76)	0.00	0.00	(0.76)
Class A
04/01/2012 - 09/30/2012+	4.88	0.01	0.54	0.55	(0.30)	0.00	0.00	(0.30)
03/31/2012	4.60	0.08	1.12	1.20	(0.74)	(0.18)	0.00	(0.92)
03/31/2011	4.26	0.06	1.31	1.37	(1.03)	0.00	0.00	(1.03)
03/31/2010	2.04	0.13	2.81	2.94	(0.72)	0.00	0.00	(0.72)
03/31/2009	5.95	0.15	(4.06)	(3.91)	0.00	0.00	0.00	0.00
03/31/2008	7.51	0.32	(1.12)	(0.80)	(0.76)	0.00	0.00	(0.76)
Class B
04/01/2012 - 09/30/2012+	4.59	0.01	0.50	0.51	(0.27)	0.00	0.00	(0.27)
03/31/2012	4.37	0.07	1.03	1.10	(0.70)	(0.18)	0.00	(0.88)
03/31/2011	4.10	0.03	1.24	1.27	(1.00)	0.00	0.00	(1.00)
03/31/2010	1.98	0.12	2.71	2.83	(0.71)	0.00	0.00	(0.71)
03/31/2009	5.84	0.12	(3.98)	(3.86)	0.00	0.00	0.00	0.00
03/31/2008	7.39	0.28	(1.11)	(0.83)	(0.72)	0.00	0.00	(0.72)
Class C
04/01/2012 - 09/30/2012+	4.58	(0.01)	0.52	0.51	(0.29)	0.00	0.00	(0.29)
03/31/2012	4.37	0.05	1.05	1.10	(0.71)	(0.18)	0.00	(0.89)
03/31/2011	4.10	0.03	1.25	1.28	(1.01)	0.00	0.00	(1.01)
03/31/2010	1.98	0.11	2.72	2.83	(0.71)	0.00	0.00	(0.71)
03/31/2009	5.84	0.11	(3.97)	(3.86)	0.00	0.00	0.00	0.00
03/31/2008	7.39	0.28	(1.11)	(0.83)	(0.72)	0.00	0.00	(0.72)

Please see footnotes on page 24.

20	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate **

$12.64	11.67%	$551,953	0.63	%*	0.63	%*	0.55	%*	0.55	%*	3.88	%*	53%
11.45	20.86	2,429,237	0.58		0.58		0.55		0.55		3.38		239
11.27	12.29	2,727,648	0.56		0.56		0.55		0.55		3.12		335
10.98	11.83	4,189,326	0.59		0.59		0.55		0.55		3.82		467
10.26	(6.80)	3,081,472	0.73	(b)	0.73	(b)	0.57	(b)	0.57	(b)	2.32		936
12.05	15.55	2,261,394	0.61		0.61		0.60		0.60		5.44		874

12.64	11.61	17,034	0.73	*	0.73	*	0.65	*	0.65	*	2.32	*	53
11.45	20.75	15,545	0.68		0.68		0.65		0.65		1.70		239
11.27	(1.40)	944	0.66	*	0.66	*	0.65	*	0.65	*	4.11	*	335

$5.38	11.71%	$1,319,485	0.78	%*	0.78	%*	0.74	%*	0.74	%*	1.41	%*	41%
5.10	29.63	2,021,170	0.78		0.78		0.74		0.74		2.08		287
4.76	36.32	1,311,829	0.76		0.76		0.74		0.74		2.02		344
4.38	144.95	109,277	0.94		0.94		0.74		0.74		5.74		863
2.08	(65.62)	154,135	0.88		0.88		0.74		0.74		3.40		1,288
6.05	(9.66)	427,882	0.75		0.75		0.74		0.74		4.60		900

5.35	11.60	128,513	0.88	*	0.88	*	0.84	*	0.84	*	0.44	*	41
5.08	29.41	53,415	0.88		0.88		0.84		0.84		1.66		287
4.75	36.29	13,449	0.86		0.86		0.84		0.84		1.96		344
4.37	144.53	3,062	0.87		0.87		0.84		0.84		3.25		863
2.08	(66.93)	3	1.00	*	1.00	*	0.84	*	0.84	*	3.62	*	1,288

5.14	11.53	461,889	1.18	*	1.18	*	1.14	*	1.14	*	(0.20	)*	41
4.89	28.91	143,245	1.18		1.18		1.14		1.14		1.39		287
4.61	35.81	33,225	1.16		1.16		1.14		1.14		1.18		344
4.27	144.23	10,943	1.27		1.27		1.14		1.14		4.23		863
2.04	(65.77)	5,263	1.27	(c)	1.27	(c)	1.18	(c)	1.18	(c)	3.77		1,288
5.96	(10.14)	7,106	1.20		1.20		1.19		1.19		5.08		900

5.13	11.48	300,426	1.18	*	1.18	*	1.14	*	1.14	*	0.34	*	41
4.88	28.92	154,084	1.18	(d)	1.18	(d)	1.14	(d)	1.14	(d)	1.62		287
4.60	35.83	60,241	1.21		1.21		1.19		1.19		1.44		344
4.26	143.69	33,965	1.28		1.28		1.19		1.19		3.42		863
2.04	(65.71)	6,874	1.30		1.30		1.19		1.19		3.43		1,288
5.95	(10.18)	23,420	1.20		1.20		1.19		1.19		5.03		900

4.83	11.22	1,898	1.93	*	1.93	*	1.89	*	1.89	*	0.24	*	41
4.59	28.04	2,484	1.93	(d)	1.93	(d)	1.89	(d)	1.89	(d)	1.49		287
4.37	34.52	3,218	1.96		1.96		1.94		1.94		0.62		344
4.10	142.66	3,325	2.06		2.06		1.94		1.94		3.33		863
1.98	(66.10)	1,926	2.06		2.06		1.94		1.94		2.67		1,288
5.84	(10.81)	6,843	1.95		1.95		1.94		1.94		4.42		900

4.80	11.20	123,549	1.93	*	1.93	*	1.89	*	1.89	*	(0.47	)*	41
4.58	27.99	59,015	1.93	(d)	1.93	(d)	1.89	(d)	1.89	(d)	1.10		287
4.37	34.68	30,460	1.96		1.96		1.94		1.94		0.70		344
4.10	142.61	11,173	2.04		2.04		1.94		1.94		2.96		863
1.98	(66.10)	4,009	2.06		2.06		1.94		1.94		2.65		1,288
5.84	(10.79)	13,271	1.95		1.95		1.94		1.94		4.35		900

Please see footnotes on page 24.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO CommoditiesPLUS® Short Strategy Fund
Institutional Class
04/01/2012 - 09/30/2012+	$8.93	$(0.01)	$(0.44)	$(0.45)	$(0.60)	$0.00	$0.00	$(0.60)
03/31/2012	7.79	0.02	1.15	1.17	(0.03)	0.00	0.00	(0.03)
08/17/2010 - 03/31/2011	10.00	(0.01)	(2.20)	(2.21)	0.00	0.00	0.00	0.00
Class P
04/01/2012 - 09/30/2012+	8.92	(0.02)	(0.44)	(0.46)	(0.59)	0.00	0.00	(0.59)
03/31/2012	7.79	0.00	1.16	1.16	(0.03)	0.00	0.00	(0.03)
08/17/2010 - 03/31/2011	10.00	(0.01)	(2.20)	(2.21)	0.00	0.00	0.00	0.00
Class D
04/01/2012 - 09/30/2012+	8.88	(0.03)	(0.44)	(0.47)	(0.58)	0.00	0.00	(0.58)
03/31/2012	7.78	(0.06)	1.16	1.10	0.00	0.00	0.00	0.00
08/17/2010 - 03/31/2011	10.00	0.21	(2.43)	(2.22)	0.00	0.00	0.00	0.00
Class A
04/01/2012 - 09/30/2012+	8.88	(0.03)	(0.44)	(0.47)	(0.57)	0.00	0.00	(0.57)
03/31/2012	7.78	(0.01)	1.13	1.12	(0.02)	0.00	0.00	(0.02)
09/30/2010 - 03/31/2011	10.00	0.07	(2.29)	(2.22)	0.00	0.00	0.00	0.00
Class C
04/01/2012 - 09/30/2012+	8.78	(0.06)	(0.43)	(0.49)	(0.53)	0.00	0.00	(0.53)
03/31/2012	7.75	(0.08)	1.12	1.04	(0.01)	0.00	0.00	(0.01)
09/30/2010 - 03/31/2011	10.00	(0.01)	(2.24)	(2.25)	0.00	0.00	0.00	0.00

PIMCO CommoditiesPLUS® Strategy Fund
Institutional Class
04/01/2012 - 09/30/2012+	$11.14	$0.01	$0.06	$0.07	$(0.02)	$0.00	$0.00	$(0.02)
03/31/2012	14.55	0.04	(1.26)	(1.22)	(2.19)	0.00	0.00	(2.19)
05/28/2010 - 03/31/2011	10.00	0.04	4.58	4.62	(0.03)	(0.04)	0.00	(0.07)
Class P
04/01/2012 - 09/30/2012+	11.11	0.01	0.05	0.06	(0.01)	0.00	0.00	(0.01)
03/31/2012	14.53	0.02	(1.25)	(1.23)	(2.19)	0.00	0.00	(2.19)
05/28/2010 - 03/31/2011	10.00	0.03	4.57	4.60	(0.03)	(0.04)	0.00	(0.07)
Class D
04/01/2012 - 09/30/2012+	11.08	(0.01)	0.06	0.05	(0.00)^	0.00	0.00	(0.00)^
03/31/2012	14.50	(0.01)	(1.26)	(1.27)	(2.15)	0.00	0.00	(2.15)
05/28/2010 - 03/31/2011	10.00	(0.01)	4.57	4.56	(0.02)	(0.04)	0.00	(0.06)
Class A
04/01/2012 - 09/30/2012+	11.07	(0.02)	0.06	0.04	(0.00)^	0.00	0.00	(0.00)^
03/31/2012	14.50	(0.02)	(1.25)	(1.27)	(2.16)	0.00	0.00	(2.16)
05/28/2010 - 03/31/2011	10.00	(0.02)	4.58	4.56	(0.02)	(0.04)	0.00	(0.06)
Class C
04/01/2012 - 09/30/2012+	10.98	(0.05)	0.05	0.00	(0.00)^	0.00	0.00	(0.00)^
03/31/2012	14.43	(0.10)	(1.25)	(1.35)	(2.10)	0.00	0.00	(2.10)
05/28/2010 - 03/31/2011	10.00	(0.10)	4.57	4.47	(0.00)^	(0.04)	0.00	(0.04)
Class R
04/01/2012 - 09/30/2012+	11.04	(0.03)	0.06	0.03	(0.00)^	0.00	0.00	(0.00)^
03/31/2012	14.48	(0.04)	(1.26)	(1.30)	(2.14)	0.00	0.00	(2.14)
05/28/2010 - 03/31/2011	10.00	(0.04)	4.56	4.52	(0.00)^	(0.04)	0.00	(0.04)

PIMCO Inflation Response Multi-Asset Fund
Institutional Class
04/01/2012 - 09/30/2012+	$9.85	$0.03	$0.64	$0.67	$(0.05)	$0.00	$0.00	$(0.05)
08/31/2011 - 03/31/2012	10.00	0.00 ^	0.00	0.00 ^	(0.15)	0.00	0.00	(0.15)
Class P
04/01/2012 - 09/30/2012+	9.85	0.03	0.63	0.66	(0.04)	0.00	0.00	(0.04)
08/31/2011 - 03/31/2012	10.00	0.04	(0.04)	0.00	(0.15)	0.00	0.00	(0.15)
Class D
04/01/2012 - 09/30/2012+	9.85	0.01	0.63	0.64	(0.03)	0.00	0.00	(0.03)
08/31/2011 - 03/31/2012	10.00	(0.01)	0.00	(0.01)	(0.14)	0.00	0.00	(0.14)

Please see footnotes on page 24.

22	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate **

$7.88	(5.68)%	$9,707	0.80	%*	0.93	%*	0.79	%*	0.92	%*	(0.29	)%*	37%
8.93	15.00	2,873	0.79		0.92		0.79		0.92		0.19		83
7.79	(22.10)	3,399	0.79	*	1.36	*	0.79	*	1.36	*	(0.20	)*	94

7.87	(5.79)	29	0.90	*	1.03	*	0.89	*	1.02	*	(0.40	)*	37
8.92	14.83	10	0.89		1.02		0.89		1.02		0.00		83
7.79	(22.10)	8	0.89	*	1.66	*	0.89	*	1.66	*	(0.11	)*	94

7.83	(6.00)	968	1.30	*	1.43	*	1.29	*	1.42	*	(0.74	)*	37
8.88	14.17	312	1.29		1.42		1.29		1.42		(0.72)		83
7.78	(22.20)	1,284	1.29	*	10.39	*	1.29	*	10.39	*	4.26	*	94

7.84	(5.92)	725	1.30	*	1.43	*	1.29	*	1.42	*	(0.71	)*	37
8.88	14.42	406	1.29		1.42		1.29		1.42		(0.10)		83
7.78	(17.93)	152	1.29	*	5.33	*	1.29	*	5.33	*	1.64	*	94

7.76	(6.30)	113	2.05	*	2.18	*	2.04	*	2.17	*	(1.46	)*	37
8.78	13.41	104	2.04		2.17		2.04		2.17		(0.93)		83
7.75	(18.25)	32	2.04	*	3.79	*	2.04	*	3.79	*	(0.32	)*	94

$11.19	0.63%	$4,329,233	0.74	%*	0.88	%*	0.74	%*	0.88	%*	0.24	%*	36%
11.14	(8.28)	4,023,057	0.74		0.88		0.74		0.88		0.37		66
14.55	46.24	2,144,665	0.74	*	0.86	*	0.74	*	0.86	*	0.35	*	82

11.16	0.60	303,455	0.84	*	0.98	*	0.84	*	0.98	*	0.11	*	36
11.11	(8.35)	173,960	0.84		0.98		0.84		0.98		0.15		66
14.53	46.01	3,389	0.84	*	0.96	*	0.84	*	0.96	*	0.27	*	82

11.13	0.45	36,326	1.24	*	1.38	*	1.24	*	1.38	*	(0.23	)*	36
11.08	(8.74)	48,311	1.24		1.38		1.24		1.38		(0.10)		66
14.50	45.63	34,671	1.24	*	1.36	*	1.24	*	1.36	*	(0.12	)*	82

11.11	0.41	73,416	1.24	*	1.38	*	1.24	*	1.38	*	(0.29	)*	36
11.07	(8.74)	43,978	1.24		1.38		1.24		1.38		(0.13)		66
14.50	45.63	10,128	1.24	*	1.36	*	1.24	*	1.36	*	(0.13	)*	82

10.98	0.00	6,428	1.99	*	2.13	*	1.99	*	2.13	*	(0.95	)*	36
10.98	(9.41)	7,696	1.99		2.13		1.99		2.13		(0.81)		66
14.43	44.75	8,842	1.99	*	2.11	*	1.99	*	2.11	*	(0.88	)*	82

11.07	0.27	263	1.49	*	1.63	*	1.49	*	1.63	*	(0.52	)*	36
11.04	(8.99)	255	1.49		1.63		1.49		1.63		(0.35)		66
14.48	45.25	35	1.49	*	1.61	*	1.49	*	1.61	*	(0.39	)*	82

$10.47	6.81%	$71,887	0.67	%*	1.00	%*	0.67	%*	1.00	%*	0.63	%*	296%
9.85	0.09	35,497	0.67	*	1.16	*	0.67	*	1.16	*	0.00	*	235

10.47	6.71	362	0.77	*	1.10	*	0.77	*	1.10	*	0.65	*	296
9.85	0.08	298	0.77	*	1.26	*	0.77	*	1.26	*	0.77	*	235

10.46	6.48	3,399	1.12	*	1.45	*	1.12	*	1.45	*	0.15	*	296
9.85	(0.03)	1,398	1.12	*	1.61	*	1.12	*	1.61	*	(0.23	)*	235

Please see footnotes on page 24.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Inflation Response Multi-Asset Fund (Cont.)
Class A
04/01/2012 - 09/30/2012+	$9.83	$(0.00)^	$0.64	$0.64	$(0.03)	$0.00	$0.00	$(0.03)
08/31/2011 - 03/31/2012	10.00	(0.01)	(0.01)	(0.02)	(0.15)	0.00	0.00	(0.15)
Class C
04/01/2012 - 09/30/2012+	9.80	(0.03)	0.63	0.60	(0.01)	0.00	0.00	(0.01)
08/31/2011 - 03/31/2012	10.00	(0.06)	(0.01)	(0.07)	(0.13)	0.00	0.00	(0.13)
Class R
04/01/2012 - 09/30/2012+	9.85	0.00 ^	0.63	0.63	(0.01)	0.00	0.00	(0.01)
08/31/2011 - 03/31/2012	10.00	(0.04)	0.01	(0.03)	(0.12)	0.00	0.00	(0.12)

+	Unaudited
*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude the PIMCO Short-Term Floating NAV Portfolio.
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the Fund’s advisory fee was decreased to an annual rate of 0.30%.
(c)	Effective October 1, 2008, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.40%.
(d)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.40%.

24	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate **

$10.44	6.52%	$6,872	1.12	%*	1.45	%*	1.12	%*	1.45	%*	(0.04	)%*	296%
9.83	(0.16)	2,102	1.12	*	1.61	*	1.12	*	1.61	*	(0.26	)*	235

10.39	6.08	1,541	1.87	*	2.20	*	1.87	*	2.20	*	(0.53	)*	296
9.80	(0.61)	762	1.87	*	2.36	*	1.87	*	2.36	*	(1.14	)*	235

10.47	6.44	11	1.37	*	1.70	*	1.37	*	1.70	*	0.09	*	296
9.85	(0.28)	10	1.37	*	1.86	*	1.37	*	1.86	*	(0.71	)*	235

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	25

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Real Income 2019 Fund®	PIMCO Real Income 2029 Fund®	PIMCO Real Return Asset Fund	PIMCO RealEstate RealReturn Strategy Fund

Assets:
Investments, at value	$26,751	$21,641	$656,623	$2,805,625
Investments in Affiliates, at value	0	0	97,725	237,503
Repurchase agreements, at value	252	215	5,607	12,033
Cash	1	1	56	28
Deposits with counterparty	0	0	70	0
Foreign currency, at value	0	0	194	24
Receivable for investments sold	0	0	22,571	23,306
Receivable for Fund shares sold	273	0	1,535	11,373
Interest and dividends receivable	82	79	4,167	8,502
Dividends receivable from Affiliates	0	0	30	51
Variation margin receivable on financial derivative instruments	0	0	68	140
OTC swap premiums paid	0	0	432	1,003
Unrealized appreciation on foreign currency contracts	0	0	3,670	1,084
Unrealized appreciation on OTC swap agreements	0	0	353	4,715
Other assets	0	0	15	342
	27,359	21,936	793,116	3,105,729

Liabilities:
Payable for reverse repurchase agreements	$0	$0	$172,615	$486,920
Payable for investments purchased	0	0	3,019	2,991
Payable for investments in Affiliates purchased	0	0	29	51
Payable for sale-buyback financing transactions	0	0	34,662	196,334
Deposits from counterparty	0	0	5,040	4,196
Payable for Fund shares redeemed	167	45	734	22,679
Dividends payable	56	11	0	0
Written options outstanding	0	0	3,364	3,671
Accrued investment advisory fees	4	3	125	908
Accrued supervisory and administrative fees	7	4	106	566
Accrued distribution fees	3	2	0	148
Accrued servicing fees	3	1	0	75
Variation margin payable on financial derivative instruments	0	0	4	16
Reimbursement to PIMCO	1	0	0	0
OTC swap premiums received	0	0	25	74
Unrealized depreciation on foreign currency contracts	0	0	4,076	3,159
Unrealized depreciation on OTC swap agreements	0	0	330	48,181
	241	66	224,129	769,969

Net Assets	$27,118	$21,870	$568,987	$2,335,760

Net Assets Consist of:
Paid in capital	$27,372	$20,309	$264,490	$1,970,443
Undistributed (overdistributed) net investment income	(1,716)	(411)	9,719	(46,104)
Accumulated undistributed net realized gain	180	106	235,565	289,041
Net unrealized appreciation	1,282	1,866	59,213	122,380
	$27,118	$21,870	$568,987	$2,335,760

Cost of Investments	$25,469	$19,776	$597,442	$2,637,459
Cost of Investments in Affiliates	$0	$0	$97,689	$237,496
Cost of Repurchase Agreements	$252	$215	$5,607	$12,033
Cost of Foreign Currency Held	$0	$0	$191	$24
Premiums Received on Written Options	$0	$0	$3,417	$3,530

26	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(Amounts in thousands, except per share amounts)	PIMCO Real Income 2019 Fund®	PIMCO Real Income 2029 Fund®	PIMCO Real Return Asset Fund	PIMCO RealEstate RealReturn Strategy Fund

Net Assets:
Institutional Class	$3,756	$7,574	$551,953	$1,319,485
Class P	1,810	3,185	17,034	128,513
Class D	4,183	5,451	NA	461,889
Class A	10,599	4,287	NA	300,426
Class B	NA	NA	NA	1,898
Class C	6,770	1,373	NA	123,549

Shares Issued and Outstanding:
Institutional Class	449	673	43,683	245,279
Class P	216	283	1,348	24,014
Class D	502	486	NA	89,793
Class A	1,267	382	NA	58,527
Class B	NA	NA	NA	393
Class C	815	124	NA	25,743

Net Asset Value and Redemption Price* Per Share Outstanding:
Institutional Class	$8.37	$11.27	$12.64	$5.38
Class P	8.37	11.25	12.64	5.35
Class D	8.33	11.21	NA	5.14
Class A	8.36	11.21	NA	5.13
Class B	NA	NA	NA	4.83
Class C	8.31	11.12	NA	4.80

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	27

Consolidated Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO CommoditiesPLUS® Short Strategy Fund	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Inflation Response Multi-Asset Fund

Assets:
Investments, at value	$8,771	$3,607,921	$54,911
Investments in Affiliates, at value	3,010	1,247,124	28,016
Repurchase agreements, at value	228	111,774	1,667
Cash	100	0	1
Deposits with counterparty	35	0	56
Foreign currency, at value	20	8,782	84
Receivable for investments sold	167	137,121	336
Receivable for Fund shares sold	4	26,917	451
Interest and dividends receivable	3	3,943	108
Dividends receivable from Affiliates	1	446	17
Variation margin receivable on financial derivative instruments	6	3,518	34
Reimbursement receivable from PIMCO	1	623	6
OTC swap premiums paid	11	1,944	40
Unrealized appreciation on foreign currency contracts	9	7,757	57
Unrealized appreciation on OTC swap agreements	49	86,947	225
Other assets	0	5	0
	12,415	5,244,822	86,009

Liabilities:
Payable for reverse repurchase agreements	$0	$0	$0
Payable for investments purchased	312	240,941	308
Payable for investments in Affiliates purchased	1	447	519
Payable for sale-buyback financing transactions	0	23,270	0
Deposits from counterparty	395	29,011	310
Payable for Fund shares redeemed	0	26,503	5
Overdraft due to custodian	0	640	0
Written options outstanding	3	18,840	118
Accrued investment advisory fees	6	2,224	28
Accrued supervisory and administrative fees	3	1,130	17
Accrued distribution fees	0	10	1
Accrued servicing fees	0	15	1
Variation margin payable on financial derivative instruments	13	7,411	82
OTC swap premiums received	0	270	0
Unrealized depreciation on foreign currency contracts	5	4,950	163
Unrealized depreciation on OTC swap agreements	135	140,039	385
	873	495,701	1,937

Net Assets	$11,542	$4,749,121	$84,072

Net Assets Consist of:
Paid in capital	$11,874	$4,660,810	$79,600
Undistributed (overdistributed) net investment income	369	35,699	(53)
Accumulated undistributed net realized gain (loss)	(606)	67,269	3,229
Net unrealized appreciation (depreciation)	(95)	(14,657)	1,296
	$11,542	$4,749,121	$84,072

Cost of Investments	$8,768	$3,586,357	$53,666
Cost of Investments in Affiliates	$3,010	$1,247,028	$27,728
Cost of Repurchase Agreements	$228	$111,774	$1,667
Cost of Foreign Currency Held	$19	$8,796	$85
Premiums Received on Written Options	$8	$26,026	$309

28	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(Amounts in thousands, except per share amounts)	PIMCO CommoditiesPLUS® Short Strategy Fund	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Inflation Response Multi-Asset Fund

Net Assets:
Institutional Class	$9,707	$4,329,233	$71,887
Class P	29	303,455	362
Class D	968	36,326	3,399
Class A	725	73,416	6,872
Class C	113	6,428	1,541
Class R	NA	263	11

Shares Issued and Outstanding:
Institutional Class	1,231	386,844	6,869
Class P	4	27,192	35
Class D	124	3,264	325
Class A	92	6,609	658
Class C	15	585	148
Class R	NA	24	1

Net Asset Value and Redemption Price* Per Share Outstanding:
Institutional Class	$7.88	$11.19	$10.47
Class P	7.87	11.16	10.47
Class D	7.83	11.13	10.46
Class A	7.84	11.11	10.44
Class C	7.76	10.98	10.39
Class R	NA	11.07	10.47

*	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	29

Statements of Operations

Six Months Ended September 30, 2012 (Unaudited)
(Amounts in thousands)	PIMCO Real Income 2019 Fund®	PIMCO Real Income 2029 Fund®	PIMCO Real Return Asset Fund	PIMCO RealEstate RealReturn Strategy Fund

Investment Income:
Interest	$237	$185	$25,297	$25,970
Dividends from Affiliate investments	0	0	155	353
Total Income	237	185	25,452	26,323

Expenses:
Investment advisory fees	26	19	1,696	6,551
Supervisory and administrative fees	45	29	1,420	3,816
Distribution and/or servicing fees - Class D	6	7	0	332
Distribution fees - Class B	0	0	0	8
Distribution fees - Class C	16	3	0	324
Servicing fees - Class A	14	4	0	274
Servicing fees - Class B	0	0	0	3
Servicing fees - Class C	8	2	0	108
Trustees’ fees	0	0	1	1
Interest expense	0	0	434	527
Miscellaneous expense	1	0	0	0
Total Expenses	116	64	3,551	11,944

Net Investment Income	121	121	21,901	14,379

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	182	109	203,341	48,619
Net realized gain on Affiliate investments	0	0	15	111
Net realized gain (loss) on futures contracts	0	0	(176)	1,213
Net realized gain (loss) on written options	0	0	362	(92)
Net realized gain (loss) on swaps	0	0	(9)	266,576
Net realized gain on foreign currency transactions	0	0	3,257	4,072
Net change in unrealized appreciation (depreciation) on investments	175	881	(54,191)	142,734
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	5	(1)
Net change in unrealized (depreciation) on futures contracts	0	0	(97)	(469)
Net change in unrealized (depreciation) on written options	0	0	(676)	(291)
Net change in unrealized (depreciation) on swaps	0	0	(758)	(165,573)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	1,776	(7,370)
Net Gain	357	990	152,849	289,529

Net Increase in Net Assets Resulting from Operations	$478	$1,111	$174,750	$303,908

30	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statements of Operations

Six Months Ended September 30, 2012 (Unaudited)
(Amounts in thousands)	PIMCO CommoditiesPLUS® Short Strategy Fund	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Inflation Response Multi-Asset Fund

Investment Income:
Interest	$16	$20,009	$263
Dividends	0	0	9
Dividends from Affiliate investments	4	2,081	77
Miscellaneous income	0	1	0
Total Income	20	22,091	349

Expenses:
Investment advisory fees	24	13,540	197
Supervisory and administrative fees	14	6,884	83
Distribution and/or servicing fees - Class D	1	45	3
Distribution fees - Class C	1	25	4
Servicing fees - Class A	1	71	5
Servicing fees - Class C	0	8	1
Trustees’ fees	0	2	0
Interest expense	0	92	0
Miscellaneous expense	0	0	1
Total Expenses	41	20,667	294
Waiver and/or Reimbursement by PIMCO	(5)	(3,513)	(91)
Net Expenses	36	17,154	203

Net Investment Income (Loss)	(16)	4,937	146

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	4	(8,003)	1,097
Net realized gain (loss) on Affiliate investments	1	432	(11)
Net realized gain (loss) on futures contracts	20	(12,254)	285
Net realized gain on written options	0	4,647	61
Net realized gain (loss) on swaps	(530)	76,252	1,540
Net realized gain on foreign currency transactions	11	7,410	70
Net change in unrealized appreciation on investments	21	27,661	1,006
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	(286)	80
Net change in unrealized appreciation (depreciation) on futures contracts	(23)	6,799	(150)
Net change in unrealized appreciation on written options	2	1,513	187
Net change in unrealized (depreciation) on swaps	(85)	(20,677)	(366)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	3	316	(102)
Net Gain (Loss)	(576)	83,810	3,697

Net Increase (Decrease) in Net Assets Resulting from Operations	$(592)	$88,747	$3,843

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	31

Statements of Changes in Net Assets

	PIMCO Real Income 2019 Fund®		PIMCO Real Income 2029 Fund®		PIMCO Real Return Asset Fund		PIMCO RealEstateRealReturn Strategy Fund

(Amounts in thousands)	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$121	$320	$121	$203	$21,901	$95,976	$14,379	$35,279
Net realized gain	182	257	109	149	206,775	433,027	320,388	311,419
Net realized gain on Affiliate investments	0	0	0	0	15	90	111	131
Net change in unrealized appreciation (depreciation)	175	663	881	772	(53,946)	57,564	(30,969)	170,312
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	0	0	5	31	(1)	8
Net increase resulting from operations	478	1,240	1,111	1,124	174,750	586,688	303,908	517,149

Distributions to Shareholders:
From net investment income
Institutional Class	(261)	(137)	(176)	(162)	(18,075)	(93,242)	(100,476)	(241,691)
Class P	(115)	(52)	(73)	(37)	(135)	(114)	(6,249)	(4,254)
Class D	(288)	(76)	(150)	(80)	0	0	(20,732)	(14,080)
Class A	(699)	(220)	(92)	(65)	0	0	(14,581)	(17,085)
Class B	0	0	0	0	0	0	(109)	(423)
Class C	(414)	(103)	(32)	(15)	0	0	(5,982)	(6,680)
From net realized capital gains
Institutional Class	0	0	0	0	0	(329,404)	0	(64,207)
Class P	0	0	0	0	0	(1,226)	0	(868)
Class D	0	0	0	0	0	0	0	(3,179)
Class A	0	0	0	0	0	0	0	(3,983)
Class B	0	0	0	0	0	0	0	(103)
Class C	0	0	0	0	0	0	0	(1,565)
Tax basis return of capital
Institutional Class	0	(474)	0	(130)	0	0	0	0
Class P	0	(177)	0	(30)	0	0	0	0
Class D	0	(264)	0	(69)	0	0	0	0
Class A	0	(816)	0	(57)	0	0	0	0
Class B	0	0	0	0	0	0	0	0
Class C	0	(420)	0	(14)	0	0	0	0

Total Distributions	(1,777)	(2,739)	(523)	(659)	(18,210)	(423,986)	(148,129)	(358,118)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(769)	13,544	3,114	10,861	(2,032,335)	(446,512)	(253,432)	821,960

Total Increase (Decrease) in Net Assets	(2,068)	12,045	3,702	11,326	(1,875,795)	(283,810)	(97,653)	980,991

Net Assets:
Beginning of period	29,186	17,141	18,168	6,842	2,444,782	2,728,592	2,433,413	1,452,422
End of period*	$27,118	$29,186	$21,870	$18,168	$568,987	$2,444,782	$2,335,760	$2,433,413

*Including undistributed (overdistributed) net investment income of:	$(1,716)	$(60)	$(411)	$(9)	$9,719	$6,028	$(46,104)	$87,646

**	See note 15 in the Notes to Financial Statements.

32	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO CommoditiesPLUS® Short Strategy Fund		PIMCO CommoditiesPLUS® Strategy Fund		PIMCO Inflation Response Multi-Asset Fund

(Amounts in thousands)	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Period from August 31, 2011 to March 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$(16)	$(14)	$4,937	$7,854	$146	$(3)
Net realized gain (loss)	(495)	722	68,052	(23,661)	3,053	710
Net realized gain (loss) on Affiliate investments	1	(1)	432	47	(11)	(41)
Net change in unrealized appreciation (depreciation)	(82)	93	15,612	(77,551)	575	433
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	(286)	346	80	208
Net increase (decrease) resulting from operations	(592)	800	88,747	(92,965)	3,843	1,307

Distributions to Shareholders:
From net investment income
Institutional Class	(386)	(9)	(7,490)	(322,840)	(243)	(456)
Class P	(1)	0	(322)	(6,747)	(1)	(1)
Class D	(72)	0	(0)^	(6,660)	(6)	(6)
Class A	(51)	(1)	(27)	(4,992)	(12)	(6)
Class C	(10)	0	(0)^	(1,446)	(1)	(6)
Class R	0	0	(0)^	(25)	(0)	(0)^
From net realized capital gains
Institutional Class	0	0	0	0	0	(9)
Class P	0	0	0	0	0	(0)^
Class D	0	0	0	0	0	(0)^
Class A	0	0	0	0	0	(0)^
Class C	0	0	0	0	0	(0)^
Class R	0	0	0	0	0	(0)^

Total Distributions	(520)	(10)	(7,839)	(342,710)	(263)	(484)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	8,949	(1,960)	370,956	2,531,202	40,425	39,244

Total Increase (Decrease) in Net Assets	7,837	(1,170)	451,864	2,095,527	44,005	40,067

Net Assets:
Beginning of period	3,705	4,875	4,297,257	2,201,730	40,067	0
End of period*	$11,542	$3,705	$4,749,121	$4,297,257	$84,072	$40,067

*Including undistributed (overdistributed) net investment income of:	$369	$905	$35,699	$38,601	$(53)	$64

**	See note 15 in the Notes to Financial Statements.
^	Amount is less than $500.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	33

Statements of Cash Flows

Six Months Ended September 30, 2012 (Unaudited)
(Amounts in thousands)	PIMCO Real Return Asset Fund	PIMCO RealEstateRealReturn Strategy Fund

Cash flows provided by operating activities:

Net increase in net assets resulting from operations	$174,750	$303,908

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of long-term securities	(771,300)	(1,177,028)
Proceeds from sales of long-term securities	3,309,111	1,242,695
Purchases (proceeds from sales) of short-term portfolio investments, net	2,339	(114,705)
Increase in deposits with counterparty	(66)	0
Decrease in receivable for investments sold	47,180	12,198
Decrease in interest and dividends receivable	12,809	2,045
Decrease in OTC swap premiums received	1,149	1,441
Decrease in payable for investments purchased	(356,523)	(219,441)
Decrease in accrued investment advisory fees	0	(99)
Decrease in accrued supervisory and administrative fees	(992)	(27)
Increase in accrued distribution fee	0	111
Increase in accrued servicing fee	0	31
Proceeds from currency transactions	3,291	4,090
Increase (decrease) in variation margin receivable (payable) on financial derivative instruments	159	(1,429)
Net change in unrealized appreciation (depreciation) investments	54,191	(142,734)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(5)	1
Net change in unrealized (depreciation) on futures contracts	97	469
Net change in unrealized (depreciation) on written options	676	291
Net change in unrealized (depreciation) on swaps	758	165,573
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(1,776)	7,370
Net realized gain on investments	(206,975)	(52,710)
Net amortization on investments	6,887	13,731
Net cash provided by operating activities	2,275,760	45,781

Cash flows (used for) financing activities:
Proceeds from shares sold	146,106	938,483
Payment on shares redeemed	(2,203,202)	(1,320,044)
Cash dividend paid*	(37)	(4,846)
Net borrowing (repayment) of reverse repurchase agreements	(259,738)	238,590
Increase in payable for sale buyback financing transactions	34,662	196,334
Decrease in deposits from counterparty	(500)	(99,928)
Net cash (used for) financing activities	(2,282,709)	(51,411)

Net Decrease in Cash and Foreign Currency	(6,949)	(5,630)

Cash and Foreign Currency:
Beginning of year	7,199	5,682
End of period	$250	$52

* Reinvestment of dividends	$18,179	$143,282

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$434	$527

34	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Real Income 2019 Fund®

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 98.3%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016	$2,901	$3,076
0.125% due 01/15/2022	81	88
0.500% due 04/15/2015	1,290	1,356
0.625% due 04/15/2013	690	697
0.625% due 07/15/2021	335	384
1.250% due 04/15/2014	563	586
1.250% due 07/15/2020	368	440
1.375% due 07/15/2018	1,413	1,658
1.375% due 01/15/2020	501	600
1.625% due 01/15/2015	1,151	1,234
1.625% due 01/15/2018	2,603	3,049
1.875% due 07/15/2013	1,896	1,953
1.875% due 07/15/2015	1,573	1,731
1.875% due 07/15/2019	1,513	1,860

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 01/15/2014	$539	$564
2.000% due 07/15/2014	1,477	1,576
2.000% due 01/15/2016	860	965
2.125% due 01/15/2019	1,362	1,672
2.500% due 07/15/2016	1,169	1,357
2.625% due 07/15/2017	1,492	1,805

Total U.S. Treasury Obligations (Cost $25,369)		26,651

SHORT-TERM INSTRUMENTS 1.3%

REPURCHASE AGREEMENTS 0.9%
State Street Bank and Trust Co.
0.010% due 10/01/2012	252	252

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $258. Repurchase proceeds are $252.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.4%
0.160% due 08/22/2013	$100	$100

Total Short-Term Instruments (Cost $352)		352

Total Investments 99.6% (Cost $25,721)		$27,003

Other Assets and Liabilities (Net) 0.4%		115

Net Assets 100.0%		$27,118

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.
(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
U.S. Treasury Obligations	$0	$26,651	$0	$26,651
Short-Term Instruments
Repurchase Agreements	0	252	0	252
U.S. Treasury Bills	0	100	0	100
	$0	$27,003	$0	$27,003

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	35

Schedule of Investments PIMCO Real Income 2029 Fund®

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 93.9%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016	$659	$699
0.125% due 01/15/2022	921	1,006
0.125% due 07/15/2022	399	436
0.625% due 07/15/2021	752	861
1.125% due 01/15/2021	644	763
1.250% due 04/15/2014	325	338
1.250% due 07/15/2020	725	867
1.375% due 07/15/2018	473	555
1.375% due 01/15/2020	583	698
1.625% due 01/15/2015	444	476
1.625% due 01/15/2018	776	909
1.750% due 01/15/2028	957	1,242
1.875% due 07/15/2013	262	270
1.875% due 07/15/2015	501	551
1.875% due 07/15/2019	944	1,161
2.000% due 01/15/2014	378	395
2.000% due 07/15/2014	170	182
2.000% due 01/15/2016	156	175

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 01/15/2026	$939	$1,235
2.125% due 01/15/2019	465	571
2.375% due 01/15/2025	924	1,256
2.375% due 01/15/2027	823	1,138
2.500% due 07/15/2016	556	646
2.500% due 01/15/2029	832	1,193
2.625% due 07/15/2017	254	307
3.625% due 04/15/2028	900	1,430
3.875% due 04/15/2029	711	1,183

Total U.S. Treasury Obligations (Cost $18,677)		20,543

SHORT-TERM INSTRUMENTS 6.0%

REPURCHASE AGREEMENTS 1.0%
State Street Bank and Trust Co.
0.010% due 10/01/2012	215	215

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $224. Repurchase proceeds are $215.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 5.0%
0.161% due 07/25/2013 - 09/19/2013 (a)	$1,100	$1,098

Total Short-Term Instruments (Cost $1,314)		1,313

Total Investments 99.9% (Cost $19,991)		$21,856

Other Assets and Liabilities (Net) 0.1%		14

Net Assets 100.0%		$21,870

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
U.S. Treasury Obligations	$0	$20,543	$0	$20,543
Short-Term Instruments
Repurchase Agreements	0	215	0	215
U.S. Treasury Bills	0	1,098	0	1,098
	$0	$21,856	$0	$21,856

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

36	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Real Return Asset Fund

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 1.6%
AES Corp.
4.250% due 05/27/2018		$1,477	$1,487
Community Health Systems, Inc.
2.466% - 2.673% due 07/25/2014		64	65
Delphi Corp.
3.500% due 03/31/2017		1,139	1,145
HCA, Inc.
2.466% due 11/17/2013		1,500	1,503
2.716% due 05/02/2016		1,875	1,870
Kabel Deutschland GmbH
4.117% due 12/31/2016	EUR	500	646
SW Acquisitions Co., Inc.
4.000% due 08/16/2017		$453	455
Vodafone Americas Finance
6.875% due 08/17/2015		1,218	1,261
Weather Channel, Inc.
4.250% due 02/11/2017		488	492

Total Bank Loan Obligations (Cost $8,847)			8,924

CORPORATE BONDS & NOTES 3.4%

BANKING & FINANCE 0.4%
Everest Reinsurance Holdings, Inc.
5.400% due 10/15/2014		1,000	1,042
FCE Bank PLC
7.125% due 01/15/2013	EUR	500	653
ICICI Bank Ltd.
2.181% due 02/24/2014		$800	784

			2,479

INDUSTRIALS 3.0%
Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		2,000	2,027
Mohawk Industries, Inc.
6.375% due 01/15/2016		7,000	7,910
NXP BV
3.205% due 10/15/2013		118	118
3.247% due 10/15/2013	EUR	373	480
Pearson Dollar Finance PLC
5.700% due 06/01/2014		$2,500	2,682
Rexam PLC
6.750% due 06/01/2013		2,900	2,958
RZD Capital Ltd.
5.739% due 04/03/2017		500	555

			16,730

Total Corporate Bonds & Notes (Cost $17,925)			19,209

MUNICIPAL BONDS & NOTES 0.4%

CALIFORNIA 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		1,100	938

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,675	1,282

Total Municipal Bonds & Notes (Cost $2,615)			2,220

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 0.2%
Freddie Mac
0.497% due 09/25/2031		$79	$73
0.577% due 10/25/2029		608	596
5.000% due 11/15/2017		167	170
Small Business Administration
5.902% due 02/10/2018		436	484

Total U.S. Government Agencies (Cost $1,259)			1,323

U.S. TREASURY OBLIGATIONS 91.9%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 07/15/2022		21,620	23,649
0.750% due 02/15/2042 (d)(f)(g)		70,674	77,034
1.750% due 01/15/2028 (e)		23,384	30,347
2.000% due 07/15/2014 (d)(f)		1,459	1,557
2.125% due 02/15/2040		12,720	18,630
2.375% due 01/15/2027 (d)		34,359	47,520
2.500% due 01/15/2029 (g)		10,705	15,342
3.375% due 04/15/2032		51,043	84,915
3.625% due 04/15/2028 (e)		53,168	84,512
3.875% due 04/15/2029 (e)(f)		83,750	139,404

Total U.S. Treasury Obligations (Cost $467,330)			522,910

MORTGAGE-BACKED SECURITIES 3.9%
Adjustable Rate Mortgage Trust
2.996% due 11/25/2035		870	698
5.119% due 01/25/2036		609	572
Arran Residential Mortgages Funding PLC
1.545% due 05/16/2047	EUR	111	143
Banc of America Commercial Mortgage Trust
0.398% due 06/10/2049		$116	116
5.893% due 06/10/2049		116	116
Banc of America Funding Corp.
5.572% due 03/20/2036		806	676
Banc of America Large Loan Trust
0.731% due 08/15/2029		22	22
Banc of America Re-REMIC Trust
5.665% due 02/17/2051		800	899
Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035		291	294
2.812% due 01/25/2035		254	252
2.954% due 01/25/2035		819	819
Bear Stearns Alt-A Trust
2.865% due 08/25/2036^		2,148	582
2.921% due 11/25/2036		1,103	741
Citigroup Mortgage Loan Trust, Inc.
1.990% due 09/25/2035		137	136
2.230% due 09/25/2035		768	763
2.340% due 09/25/2035		838	814
2.600% due 05/25/2035		150	146
2.845% due 12/25/2035^		582	362
Countrywide Alternative Loan Trust
1.148% due 12/25/2035		717	504
2.897% due 02/25/2037^		474	361
6.000% due 01/25/2037^		725	550
Countrywide Home Loan Mortgage Pass-Through Trust
0.557% due 06/25/2035		388	332
2.910% due 04/20/2035		376	379
GMAC Mortgage Corp. Loan Trust
3.641% due 06/19/2035		1,166	1,083
4.915% due 11/19/2035		659	618
GSR Mortgage Loan Trust
2.646% due 09/25/2035		237	238

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Harborview Mortgage Loan Trust
0.349% due 04/19/2038		$2,624	$1,944
Homebanc Mortgage Trust
0.487% due 10/25/2035		119	87
JPMorgan Mortgage Trust
3.304% due 10/25/2035		672	621
4.840% due 04/25/2035		339	344
5.266% due 11/25/2035		592	585
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		120	139
Merrill Lynch Mortgage Investors Trust
2.499% due 04/25/2035		355	356
2.515% due 12/25/2034		333	344
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		200	227
Prime Mortgage Trust
5.000% due 02/25/2019		62	63
Residential Accredit Loans, Inc. Trust
0.397% due 06/25/2046		293	129
Residential Asset Securitization Trust
0.617% due 01/25/2046^		1,954	800
0.667% due 12/25/2036^		578	201
5.000% due 08/25/2019		314	319
6.250% due 10/25/2036^		556	400
Sovereign Commercial Mortgage Securities Trust
6.026% due 07/22/2030		436	446
Structured Adjustable Rate Mortgage Loan Trust
5.321% due 07/25/2035		457	413
Wachovia Mortgage Loan Trust LLC
5.359% due 10/20/2035		573	570
WaMu Mortgage Pass-Through Certificates
0.487% due 12/25/2045		213	195
0.507% due 07/25/2045		65	60
0.537% due 08/25/2045		157	144
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 01/25/2035		586	559
2.617% due 03/25/2036		860	783

Total Mortgage-Backed Securities (Cost $22,431)			21,945

ASSET-BACKED SECURITIES 1.4%
ACE Securities Corp.
0.277% due 10/25/2036		66	21
American Money Management Corp. CLO Ltd.
0.652% due 05/03/2018		377	373
Babson CLO Ltd.
0.759% due 06/15/2016		91	91
Bear Stearns Asset-Backed Securities Trust
1.217% due 10/25/2037		1,940	1,497
BlackRock Senior Income Series Corp.
0.695% due 04/20/2019		498	480
Citigroup Mortgage Loan Trust, Inc.
0.277% due 05/25/2037		338	330
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		69	72
Countrywide Asset-Backed Certificates
0.467% due 04/25/2036		268	253
1.117% due 10/25/2047		738	543
Credit-Based Asset Servicing and Securitization LLC
0.277% due 11/25/2036		35	15
Denali Capital CLO Ltd.
0.743% due 08/23/2016		7	7
Galaxy CLO Ltd.
0.691% due 04/25/2019		296	286
Harvest CLO S.A.
0.936% due 03/29/2017	EUR	265	338

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	37

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSI Asset Securitization Corp. Trust
0.487% due 02/25/2036		$500	$286
Hudson Straits CLO Ltd.
0.835% due 10/15/2016		31	31
Katonah Ltd.
0.874% due 05/18/2015		27	27
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036		1,022	612
Mountain View Funding CLO
0.715% due 04/15/2019		494	483
MSIM Peconic Bay Ltd.
0.735% due 07/20/2019		500	487
Navigare Funding CLO Ltd.
0.694% due 05/20/2019		501	494
Octagon Investment Partners Ltd.
0.727% due 11/28/2018		435	424
0.778% due 12/02/2016		119	119
Pacifica CDO Ltd.
0.789% due 05/13/2016		128	127
Popular ABS Mortgage Pass-Through Trust
0.307% due 06/25/2047		485	408
Soundview Home Loan Trust
0.277% due 11/25/2036		434	140
Wood Street CLO BV
0.696% due 03/29/2021	EUR	227	282

Total Asset-Backed Securities (Cost $8,830)			8,226

SOVEREIGN ISSUES 9.9%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	500	733
4.000% due 08/20/2015		13,500	25,521
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2017	BRL	2,500	3,033
Canada Government Bond
3.000% due 12/01/2036 (a)	CAD	2,654	4,430

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Instituto de Credito Oficial
4.500% due 03/07/2013	GBP	700	$1,125
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2016 (a)	EUR	3,717	4,729
2.100% due 09/15/2017 (a)		1,023	1,267
2.350% due 09/15/2019 (a)		217	265
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025	AUD	3,700	5,074
Qatar Government International Bond
5.250% due 01/20/2020		$5,800	6,888
United Kingdom Gilt
1.250% due 11/22/2017 (a)	GBP	687	1,275
1.250% due 11/22/2027 (a)		686	1,341
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$500	537

Total Sovereign Issues (Cost $53,670)			56,218

SHORT-TERM INSTRUMENTS 20.8%

CERTIFICATES OF DEPOSIT 1.1%
Dexia Credit Local
1.650% due 09/12/2013		1,200	1,200
Royal Bank of Scotland PLC
1.830% due 10/15/2012		5,200	5,201

			6,401

COMMERCIAL PAPER 0.5%
Santander Commercial Paper S.A
2.200% due 04/02/2013		2,900	2,868

REPURCHASE AGREEMENTS 1.0%
Morgan Stanley & Co., Inc.
0.280% due 10/01/2012		600	600
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $608. Repurchase proceeds are $600.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Street Bank and Trust Co.
0.010% due 10/01/2012	$5,007	$5,007
(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 06/04/2015 valued at $5,107. Repurchase proceeds are $5,007.)

		5,607

SHORT-TERM NOTES 1.0%
Bank of America Corp.
0.250% due 12/06/2012	4,300	5,809

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 17.2%
PIMCO Short-Term Floating NAV Portfolio	9,750,118	97,725

Total Short-Term Instruments (Cost $116,864)		118,410

PURCHASED OPTIONS (i) 0.1%
(Cost $967)		570

Total Investments 133.6% (Cost $700,738)		$759,955

Written Options (j) (0.6%) (Premiums $3,417)		(3,364)

Other Assets and Liabilities (Net) (33.0%)		(187,604)

Net Assets 100.0%		$568,987

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Principal amount of security is adjusted for inflation.
(b)	Affiliated to the Fund.
(c)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $373,809 at a weighted average interest rate of 0.226%.
(d)	Securities with an aggregate market value of $5,448 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(e)	Securities with an aggregate market value of $176,104 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
DEU	0.260%	06/05/2012	11/02/2012	$39,996	$(40,030)
FOB	0.250%	08/21/2012	10/12/2012	29,133	(29,141)
RDR	0.250%	05/30/2012	11/29/2012	44,222	(44,261)
	0.250%	08/22/2012	11/29/2012	59,167	(59,183)

					$(172,615)

(f)	Securities with an aggregate market value of $81 and cash of $46 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar March Futures	Long	03/2016	146	$39

38	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(g)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $2,795 and cash of $24 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.700%	03/20/2018	$	45,000	$1,744	$644
Receive	3-Month USD-LIBOR	2.500%	12/19/2042		13,600	389	(376)

						$2,133	$268

(h)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Everest Reinsurance Holdings, Inc.	BRC	(0.535%	)	12/20/2014	0.526%	$	1,000	$0	$0	$0
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	0.233%		2,000	(23)	0	(23)
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	0.235%		5,000	(44)	0	(44)
Mohawk Industries, Inc.	UAG	(1.550%	)	03/20/2016	0.861%		7,000	(169)	0	(169)
Pearson Dollar Finance PLC	MYC	(0.750%	)	06/20/2014	0.268%		2,500	(22)	0	(22)
Rexam PLC	BRC	(1.450%	)	06/20/2013	0.117%		2,900	(30)	0	(30)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	3.819%		1,000	19	(2)	21
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(2.370%	)	03/20/2013	0.198%		3,000	(33)	0	(33)

								$(302)	$(2)	$(300)

Credit Default Swaps on Corporate Issues - Sell Protection(2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums (Received)	Unrealized Appreciation
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	2.623%	JPY	8,500	$0	$(19)	$19

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS	BRL	24,600	$406	$110	$296
Pay	1-Year BRL-CDI	8.410%	01/02/2015	GLM		22,400	53	52	1
Pay	1-Year BRL-CDI	8.825%	01/02/2015	HUS		39,700	257	243	14
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BPS	$	3,200	(6)	(2)	(4)
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BRC		3,100	(6)	(2)	(4)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		2,800	20	19	1
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	DUB		1,300	9	8	1

							$733	$428	$305

Total Return Swaps on Indices
Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount		Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	DJUBS TR	2,151	3-Month U.S. Treasury Bill rate plus a specified spread	$	643	02/15/2013	DUB	$ (1)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	39

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

(i)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$	12,700	$646	$281

Straddle Options
Description	Counterparty	Exercise Level (5)	Expiration Date	Notional Amount		Cost (5)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	$	1,500	$127	$114
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	12/10/2012		1,700	144	129
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/10/2012		600	50	46

						$321	$289

(5)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(j)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$	14,200	$0	$(65)
Put - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		14,200	0	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		11,900	0	(55)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		11,900	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012		25,200	0	(347)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012		25,200	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012		30,000	0	(325)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		30,000	0	0
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		19,800	234	(781)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		19,800	372	(11)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		35,500	392	(1,400)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		35,500	678	(19)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		11,200	105	(2)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		53,300	640	(126)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		6,500	15	(16)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		6,500	17	(9)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		11,800	28	(28)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		11,800	28	(16)
Put - OTC 10-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	2.150%	01/07/2013	EUR	2,000	10	(9)

								$2,519	$(3,209)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$93,600	$834	$(137)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	8,500	64	(18)

						$898	$(155)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2012	0	$559,000	EUR	0	$4,682
Sales	102	89,900		2,000	792
Closing Buys	(102)	(172,500)		0	(2,057)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 09/30/2012	0	$476,400	EUR	2,000	$3,417

40	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(k)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	33,785	$	34,849	JPM	$0	$(171)	$(171)
10/2012	BRL	2,623		1,272	BRC	0	(22)	(22)
10/2012		1,227		594	MSC	0	(11)	(11)
10/2012		7,096		3,494	UAG	0	(7)	(7)
10/2012	EUR	848		1,111	BRC	22	0	22
10/2012		89		117	CBK	3	0	3
10/2012		541		697	DUB	2	0	2
10/2012		1,192		1,475	JPM	1	(58)	(57)
10/2012		3,899		5,024	RYL	13	0	13
10/2012		64,733		79,578	UAG	0	(3,618)	(3,618)
10/2012	GBP	2,085		3,297	GLM	0	(70)	(70)
10/2012	$	246	AUD	240	BRC	2	0	2
10/2012		272		260	RBC	0	(3)	(3)
10/2012		380		374	RYL	8	0	8
10/2012		2,905		2,803	UAG	0	0	0
10/2012		5,337	BRL	10,945	UAG	63	0	63
10/2012		9,017	CNY	57,343	CBK	95	0	95
10/2012		393	EUR	317	BPS	14	0	14
10/2012		389		299	CBK	0	(5)	(5)
10/2012		8,502		6,862	DUB	317	0	317
10/2012		2,147		1,706	HUS	48	(3)	45
10/2012		308		238	JPM	0	(2)	(2)
10/2012		1,204		972	MSC	45	0	45
10/2012		563		431	RBC	0	(9)	(9)
10/2012		44,355		36,105	RYL	2,049	(1)	2,048
10/2012		21,578		17,470	UAG	875	0	875
10/2012		210	GBP	132	BRC	3	0	3
10/2012		1,422		901	DUB	33	0	33
10/2012		1,694		1,052	HUS	7	(3)	4
10/2012		0	PHP	14	CBK	0	0	0
10/2012		0	SGD	1	RYL	0	0	0
11/2012	GBP	764	$	1,237	HUS	3	0	3
11/2012		1,632		2,647	UAG	12	0	12
12/2012	BRL	10,945		5,288	UAG	0	(70)	(70)
12/2012	CAD	4,751		4,870	DUB	46	0	46
12/2012	JPY	2,405		31	BPS	0	0	0
12/2012	MXN	407		30	HUS	0	(1)	(1)
12/2012	$	1,905	BRL	3,907	HUS	8	0	8
12/2012		505		1,035	UAG	1	0	1
02/2013	CNY	56,562	$	8,877	JPM	0	(22)	(22)

						$3,670	$(4,076)	$(406)

(l)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$8,924	$0	$8,924
Corporate Bonds & Notes
Banking & Finance	0	2,479	0	2,479
Industrials	0	16,730	0	16,730
Municipal Bonds & Notes
California	0	938	0	938
West Virginia	0	1,282	0	1,282
U.S. Government Agencies	0	1,323	0	1,323
U.S. Treasury Obligations	0	522,910	0	522,910
Mortgage-Backed Securities	0	21,046	899	21,945
Asset-Backed Securities	0	8,226	0	8,226
Sovereign Issues	0	56,218	0	56,218
Short-Term Instruments
Certificates of Deposit	0	6,401	0	6,401
Commercial Paper	2,868	0	0	2,868
Repurchase Agreements	0	5,607	0	5,607
Short-Term Notes	0	5,809	0	5,809
PIMCO Short-Term Floating NAV Portfolio	97,725	0	0	97,725

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Purchased Options
Interest Rate Contracts	$0	$281	$289	$570
	$100,593	$658,174	$1,188	$759,955

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	40	0	40
Foreign Exchange Contracts	0	3,670	0	3,670
Interest Rate Contracts	39	957	0	996
	$39	$4,667	$0	$4,706

Financial Derivative Instruments (2) - Liabilities
Commodity Contracts	0	(1)	0	(1)
Credit Contracts	0	(321)	0	(321)
Foreign Exchange Contracts	0	(4,076)	0	(4,076)
Interest Rate Contracts	0	(3,593)	(155)	(3,748)
	$0	$(7,991)	$(155)	$(8,146)

Totals	$100,632	$654,850	$1,033	$756,515

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	41

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Industrials	$525	$0	$(544)	$0	$44	$(25)	$0	$0	$0	$0
Mortgage-Backed Securities	0	0	0	0	0	0	899	0	899	0
Purchased Options
Interest Rate Contracts	0	322	0	0	0	(33)	0	0	289	(33)

	$525	$322	$(544)	$0	$44	$(58)	$899	$0	$1,188	$(33)

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(213)	$38	$0	$0	$160	$(140)	$0	$0	$(155)	$22

Totals	$312	$360	$(544)	$0	$204	$(198)	$899	$0	$1,033	$(11)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Mortgage-Backed Securities	$899	Benchmark Pricing	Base Price	112.32
Purchased Options
Interest Rate Contracts	289	Indicative Market Quotations	Broker Quote	7.60

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(155)	Indicative Market Quotations	Broker Quote	0.14-0.21

Total	$1,033

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(m)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$570	$570
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	68	68
Unrealized appreciation on foreign currency contracts	0	0	0	3,670	0	3,670
Unrealized appreciation on OTC swap agreements	0	40	0	0	313	353

	$0	$40	$0	$3,670	$951	$4,661

Liabilities:
Written options outstanding	$0	$0	$0	$0	$3,364	$3,364
Variation margin payable on financial derivative instruments (2)	0	0	0	0	4	4
Unrealized depreciation on foreign currency contracts	0	0	0	4,076	0	4,076
Unrealized depreciation on OTC swap agreements	1	321	0	0	8	330

	$1	$321	$0	$4,076	$3,376	$7,774

42	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(45)	$(45)
Net realized (loss) on futures contracts	0	0	0	0	(176)	(176)
Net realized gain on written options	0	0	0	0	362	362
Net realized gain (loss) on swaps	42	220	0	0	(271)	(9)
Net realized gain on foreign currency transactions	0	0	0	4,073	0	4,073

	$42	$220	$0	$4,073	$(130)	$4,205

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(397)	$(397)
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(97)	(97)
Net change in unrealized (depreciation) on written options	0	0	0	0	(676)	(676)
Net change in unrealized (depreciation) on swaps	(1)	(294)	0	0	(463)	(758)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	1,743	0	1,743

	$(1)	$(294)	$0	$1,743	$(1,633)	$(185)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $39 and open centrally cleared swaps cumulative appreciation/(depreciation) of $268 as reported in the Notes to Schedule of Investments.

(n)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(56)	$0	$(56)
BPS	27	(30)	(3)
BRC	(31)	51	20
CBK	(836)	783	(53)
DUB	(817)	691	(126)
GLM	113	(230)	(117)
GST	(65)	0	(65)
HUS	722	(610)	112
JPM	(332)	264	(68)
MSC	34	(140)	(106)
MYC	(648)	637	(11)
RBC	(12)	0	(12)
RYL	2,025	(2,060)	(35)
SOG	19	0	19
UAG	(2,913)	3,023	110

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	43

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%
Community Health Systems, Inc.
2.466% - 2.673% due 07/25/2014		$64	$65
Delphi Corp.
3.500% due 03/31/2017		651	654
HCA, Inc.
2.716% due 05/02/2016		1,875	1,870
Kabel Deutschland GmbH
4.117% due 12/31/2016	EUR	200	258
SW Acquisitions Co., Inc.
4.000% due 08/16/2017		$453	455
Vodafone Americas Finance
6.875% due 08/17/2015		332	344
Weather Channel, Inc.
4.250% due 02/11/2017		488	492

Total Bank Loan Obligations (Cost $4,119)			4,138

CORPORATE BONDS & NOTES 5.7%

BANKING & FINANCE 4.9%
Abbey National Treasury Services PLC
2.028% due 04/25/2014		200	199
Ally Financial, Inc.
2.618% due 12/01/2014		1,100	1,087
3.638% due 02/11/2014		1,800	1,820
3.779% due 06/20/2014		100	103
4.500% due 02/11/2014		600	615
6.750% due 12/01/2014		500	537
American International Group, Inc.
3.650% due 01/15/2014		1,800	1,854
8.175% due 05/15/2068		1,100	1,352
ASIF Global Financing
4.900% due 01/17/2013		300	302
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,300	1,384
Banco Santander Brasil S.A.
2.485% due 03/18/2014		6,600	6,494
4.250% due 01/14/2016		1,600	1,640
Bank of America Corp.
1.867% due 01/30/2014		1,500	1,511
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,300	1,431
BPCE S.A.
2.189% due 02/07/2014		9,000	9,068
Cie de Financement Foncier S.A.
2.125% due 04/22/2013		11,400	11,498
CIT Group, Inc.
5.250% due 04/01/2014		3,000	3,142
Citigroup, Inc.
1.906% due 01/13/2014		2,000	2,017
Credit Agricole Home Loan SFH
1.203% due 07/21/2014		2,800	2,774
Danske Bank A/S
1.505% due 04/14/2014		7,500	7,424
FCE Bank PLC
7.125% due 01/15/2013	EUR	500	653
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		$1,900	2,013
8.000% due 06/01/2014		500	552
GATX Financial Corp.
5.800% due 03/01/2016		300	329
ING Bank NV
1.439% due 03/15/2013		6,800	6,823
International Lease Finance Corp.
6.500% due 09/01/2014		300	324
6.750% due 09/01/2016		300	339
7.125% due 09/01/2018		600	702

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IPIC GMTN Ltd.
3.125% due 11/15/2015		$5,000	$5,210
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		2,000	2,031
Morgan Stanley
2.052% due 01/24/2014		9,200	9,234
RCI Banque S.A.
2.328% due 04/11/2014		7,500	7,350
SLM Corp.
5.050% due 11/14/2014		500	530
6.250% due 01/25/2016		5,600	6,104
Societe Generale S.A.
1.508% due 04/11/2014		8,000	7,973
Stone Street Trust
5.902% due 12/15/2015		7,000	7,367
Turkiye Garanti Bankasi A/S
2.955% due 04/20/2016		900	864

			114,650

INDUSTRIALS 0.7%
American Airlines, Inc.
10.500% due 10/15/2012^		4,600	5,094
Petroleos de Venezuela S.A.
5.000% due 10/28/2015		700	597
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		492	536
Volkswagen International Finance NV
0.911% due 10/01/2012		11,000	11,000

			17,227

UTILITIES 0.1%
AES Corp.
7.375% due 07/01/2021		300	343
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		300	321
7.343% due 04/11/2013		200	207
Petroleos Mexicanos
5.500% due 01/21/2021		400	471
Tokyo Electric Power Co., Inc.
1.500% due 05/30/2014	JPY	2,000	25
1.850% due 07/28/2014		2,000	25

			1,392

Total Corporate Bonds & Notes (Cost $130,547)			133,269

MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		$100	76

Total Municipal Bonds & Notes (Cost $94)			76

U.S. GOVERNMENT AGENCIES 0.8%
Fannie Mae
0.897% due 02/25/2041		2,040	2,056
1.348% due 09/01/2044 -10/01/2044		67	69
2.700% due 03/28/2022		8,400	8,511
Freddie Mac
0.821% due 12/15/2037		2,399	2,423
2.467% due 07/01/2036		240	258
2.549% due 09/01/2036		244	261
2.671% due 10/01/2036		173	187

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NCUA Guaranteed Notes
0.788% due 12/08/2020		$1,454	$1,465
2.650% due 10/29/2020		2,822	2,985

Total U.S. Government Agencies (Cost $17,893)			18,215

U.S. TREASURY OBLIGATIONS 99.7%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022 (f)		259,340	283,167
0.125% due 07/15/2022 (g)		166,904	182,564
0.625% due 07/15/2021 (f)(g)		168,139	192,545
0.750% due 02/15/2042 (h)		10,064	10,970
1.125% due 01/15/2021 (f)		184,622	218,719
1.250% due 07/15/2020 (f)(g)		189,218	226,396
1.375% due 01/15/2020		48,950	58,610
1.750% due 01/15/2028		46,513	60,361
1.875% due 07/15/2019		32,728	40,230
2.000% due 01/15/2014		5,456	5,701
2.000% due 07/15/2014 (f)		4,254	4,540
2.000% due 01/15/2026		114,975	151,309
2.125% due 01/15/2019		4,482	5,504
2.125% due 02/15/2040		85,227	124,818
2.125% due 02/15/2041		12,346	18,203
2.375% due 01/15/2025 (g)		162,112	220,422
2.375% due 01/15/2027 (f)(g)(h)(i)		194,651	269,211
2.500% due 01/15/2029		28,173	40,377
3.375% due 04/15/2032		16,393	27,272
3.625% due 04/15/2028 (h)		42,214	67,100
3.875% due 04/15/2029		72,964	121,450

Total U.S. Treasury Obligations (Cost $2,169,378)			2,329,469

MORTGAGE-BACKED SECURITIES 2.9%
Arran Residential Mortgages Funding PLC
1.539% due 11/19/2047	EUR	3,459	4,463
Banc of America Commercial Mortgage Trust
0.398% due 06/10/2049		$33	33
5.492% due 02/10/2051		210	247
5.893% due 06/10/2049		33	33
Banc of America Large Loan, Inc.
1.971% due 11/15/2015		5,554	5,561
BCAP LLC Trust
5.000% due 11/25/2036		705	706
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035		31	32
2.250% due 08/25/2035		59	58
2.570% due 03/25/2035		96	97
2.954% due 01/25/2035		410	410
3.078% due 03/25/2035		28	28
Chase Mortgage Finance Corp.
4.625% due 02/25/2034		180	180
5.212% due 12/25/2035		305	301
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035		39	39
2.340% due 09/25/2035		67	65
2.600% due 05/25/2035		30	29
2.901% due 03/25/2034		325	323
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		100	119
Countrywide Alternative Loan Trust
0.387% due 05/25/2047		6,203	4,447
Countrywide Home Loan Mortgage Pass-Through Trust
0.557% due 06/25/2035		249	214
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039		200	227

44	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Eclipse Ltd.
0.929% due 01/25/2020	GBP	3,059	$4,527
European Loan Conduit
0.495% due 05/15/2019	EUR	1,923	2,223
Extended Stay America Trust
2.951% due 11/05/2027		$2,897	2,914
Granite Master Issuer PLC
0.319% due 12/20/2054	EUR	1,046	1,318
GS Mortgage Securities Corp.
1.456% due 03/06/2020		$1,000	1,000
4.592% due 08/10/2043		1,100	1,291
GSR Mortgage Loan Trust
2.646% due 09/25/2035		237	238
2.705% due 01/25/2036		432	368
Holmes Master Issuer PLC
1.847% due 10/15/2054	EUR	5,000	6,507
Homebanc Mortgage Trust
0.487% due 10/25/2035		$398	290
JPMorgan Mortgage Trust
5.135% due 06/25/2035		1,597	1,629
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		210	244
Merrill Lynch Mortgage Investors Trust
1.986% due 10/25/2035		208	202
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	114
Morgan Stanley Capital Trust
6.076% due 06/11/2049		330	390
Permanent Master Issuer PLC
1.797% due 07/15/2042	EUR	800	1,041
RBSSP Resecuritization Trust
2.689% due 07/26/2045		$5,038	5,171
Residential Asset Securitization Trust
0.617% due 01/25/2046^		605	248
Structured Adjustable Rate Mortgage Loan Trust
5.306% due 03/25/2036^		760	602
5.500% due 12/25/2034		849	813
Thornburg Mortgage Securities Trust
6.118% due 09/25/2037		1,758	1,808
WaMu Mortgage Pass-Through Certificates
0.487% due 07/25/2045		2,234	2,113
0.527% due 01/25/2045		686	661
0.537% due 08/25/2045		10,868	9,952
1.218% due 01/25/2046		4,210	3,998
Wells Fargo Mortgage-Backed Securities Trust
2.617% due 03/25/2036		491	448
5.169% due 10/25/2035		238	238

Total Mortgage-Backed Securities (Cost $65,774)			67,960

ASSET-BACKED SECURITIES 2.1%
American Money Management Corp. CLO Ltd.
0.652% due 05/03/2018		315	311
ARES CLO Ltd.
0.632% due 03/12/2018		401	394
Babson CLO Ltd.
0.687% due 11/10/2019		1,064	1,033
0.755% due 11/15/2016		258	257
0.759% due 06/15/2016		91	91
BlackRock Senior Income Series Corp.
0.695% due 04/20/2019		498	480
Callidus Debt Partners CLO Fund Ltd.
0.715% due 04/17/2020		2,287	2,239
Citibank Omni Master Trust
2.971% due 08/15/2018		7,000	7,331

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Asset-Backed Certificates
0.397% due 07/25/2036		$683	$607
0.467% due 04/25/2036		191	181
Cumberland CLO Ltd.
0.687% due 11/10/2019		476	471
Denali Capital CLO Ltd.
0.743% due 08/23/2016		7	7
Duane Street CLO Ltd.
0.689% due 11/08/2017		360	357
Galaxy CLO Ltd.
0.691% due 04/25/2019		493	477
Gulf Stream Compass CLO Ltd.
0.815% due 07/15/2016		46	46
Harvest CLO S.A.
0.936% due 03/29/2017	EUR	147	188
Hillmark Funding
0.685% due 05/21/2021		$5,900	5,649
HSI Asset Securitization Corp. Trust
0.487% due 02/25/2036		500	286
Hudson Straits CLO Ltd.
0.835% due 10/15/2016		31	30
Katonah Ltd.
0.699% due 09/20/2016		734	729
0.874% due 05/18/2015		19	19
Magi Funding PLC
1.314% due 04/11/2021	EUR	1,208	1,500
Mountain View Funding CLO
0.715% due 04/15/2019		$494	483
MSIM Peconic Bay Ltd.
0.735% due 07/20/2019		500	487
Octagon Investment Partners Ltd.
0.727% due 11/28/2018		435	424
0.778% due 12/02/2016		119	118
Pacifica CDO Ltd.
0.789% due 05/13/2016		128	127
Park Place Securities, Inc.
0.897% due 12/25/2034		1,320	1,314
Plymouth Rock CLO Ltd.
1.937% due 02/16/2019		1,098	1,099
Saxon Asset Securities Trust
4.034% due 06/25/2033		270	271
SLC Student Loan Trust
4.750% due 06/15/2033		6,531	6,270
SLM Student Loan Trust
0.512% due 12/15/2023	EUR	5,343	6,627
0.522% due 09/15/2021		2,118	2,683
2.141% due 08/15/2016		$91	91
3.500% due 08/17/2043		4,388	4,265
Wind River CLO Ltd.
0.711% due 12/19/2016		477	466
Wood Street CLO BV
0.696% due 03/29/2021	EUR	189	235

Total Asset-Backed Securities (Cost $48,682)			47,643

SOVEREIGN ISSUES 4.8%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	3,100	4,544
4.000% due 08/20/2020		200	406
Canada Government Bond
1.500% due 12/01/2044 (b)	CAD	2,207	2,971
4.250% due 12/01/2021 (b)		16,527	23,984
Instituto de Credito Oficial
1.978% due 03/25/2014	EUR	8,800	11,005
4.500% due 03/07/2013	GBP	300	482

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2016 (b)	EUR	16,438	$20,916
2.100% due 09/15/2017 (b)		3,353	4,151
2.350% due 09/15/2019 (b)		974	1,191
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	2,500	3,261
2.750% due 11/20/2025		25,900	35,516
South Africa Government International Bond
2.750% due 01/31/2022 (b)	ZAR	23,431	3,193

Total Sovereign Issues (Cost $107,693)			111,620

SHORT-TERM INSTRUMENTS 14.6%

CERTIFICATES OF DEPOSIT 0.4%
Banco Bradesco S.A.
2.292% due 01/24/2013		$4,200	4,214
Dexia Credit Local
1.650% due 09/12/2013		5,300	5,297

			9,511

COMMERCIAL PAPER 0.1%
Santander Commercial Paper S.A
2.200% due 04/02/2013		3,000	2,967

REPURCHASE AGREEMENTS 0.5%
Morgan Stanley & Co., Inc.
0.280% due 10/01/2012		11,400	11,400
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $11,554. Repurchase proceeds are $11,400.)
State Street Bank and Trust Co.
0.010% due 10/01/2012		633	633
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 1.000% due 03/31/2017 valued at $646. Repurchase proceeds are $633.)

			12,033

JAPAN TREASURY BILLS 3.4%
0.099% due 10/22/2012 -11/05/2012 (a)	JPY	6,160,000	78,928

U.S. TREASURY BILLS 0.0%
0.137% due 02/14/2013 (d)		$790	790

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 10.2%
PIMCO Short-Term Floating NAV Portfolio		23,695,799	237,503

Total Short-Term Instruments (Cost $341,296)			341,732

PURCHASED OPTIONS (k) 0.0%
(Cost $1,512)			1,039

Total Investments 130.8% (Cost $2,886,988)			$3,055,161

Written Options (l) (0.2%) (Premiums $3,530)			(3,671)

Other Assets and Liabilities (Net) (30.6%)			(715,730)

Net Assets 100.0%			$2,335,760

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	45

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

46	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $790 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of September 30, 2012.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $412,802 at a weighted average interest rate of 0.227%.
(f)	Securities with an aggregate market value of $51,616 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	Securities with an aggregate market value of $492,952 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BPG	0.220%	08/08/2012	02/14/2013	$49,200	$(49,216)
BSN	0.230%	08/08/2012	11/08/2012	49,200	(49,217)
DEU	0.180%	09/20/2012	10/09/2012	980	(980)
	0.210%	09/21/2012	10/12/2012	36,264	(36,266)
	0.250%	05/16/2012	10/16/2012	33,933	(33,965)
	0.260%	06/05/2012	11/02/2012	147,063	(147,189)
FOB	0.230%	08/03/2012	11/05/2012	33,796	(33,809)
JPS	0.160%	08/22/2012	10/04/2012	59,009	(59,019)
	0.250%	09/24/2012	10/01/2012	22,759	(22,760)
	0.260%	09/25/2012	10/02/2012	23,192	(23,193)
	0.310%	09/25/2012	10/02/2012	20,394	(20,395)
	0.350%	09/28/2012	10/04/2012	10,911	(10,911)

					$(486,920)

(h)	Securities with an aggregate market value of $606 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar March Futures	Long	03/2016	663	$179
90-Day Eurodollar September Futures	Long	09/2015	332	86

				$265

(i)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $3,952 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.500%	12/19/2042	$	36,600	$1,047	$(721)

(j)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
GATX Financial Corp.	CBK	(1.070%	)	03/20/2016	1.049%	$	300	$0	$0	$0
Societe Generale S.A.	BRC	(1.000%	)	06/20/2014	1.393%		5,300	34	206	(172)
Societe Generale S.A.	FBF	(3.000%	)	06/20/2014	1.385%	EUR	2,000	(73)	13	(86)

								$(39)	$219	$(258)

September 30, 2012 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BRC	1.000%	06/20/2015	0.662%	$	500	$5	$(4)	$9
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.375%		600	(16)	(20)	4
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.662%		1,200	11	(14)	25
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	0.773%		1,000	9	(7)	16
Japan Government International Bond	GST	1.000%	12/20/2015	0.459%		1,100	19	24	(5)
Japan Government International Bond	HUS	1.000%	06/20/2016	0.572%		9,900	160	(4)	164
Japan Government International Bond	JPM	1.000%	12/20/2015	0.459%		400	7	8	(1)
Japan Government International Bond	RYL	1.000%	12/20/2015	0.459%		400	7	9	(2)
Qatar Government International Bond	MYC	1.000%	06/20/2016	0.750%		1,000	10	(7)	17
SLM Corp.	BOA	5.000%	03/20/2016	2.604%		700	57	(6)	63
SLM Corp.	GST	5.000%	03/20/2016	2.604%		1,500	120	5	115
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	2.623%	JPY	3,900	0	(9)	9
United Kingdom Gilt	BPS	1.000%	06/20/2016	0.306%	$	500	13	11	2
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.229%		800	21	19	2
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.229%		600	15	14	1

							$438	$19	$419

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.255%	01/02/2015	GLM	BRL	8,300	$8	$7	$1
Pay	1-Year BRL-CDI	8.260%	01/02/2015	UAG		109,800	105	131	(26)
Pay	1-Year BRL-CDI	8.410%	01/02/2015	GLM		2,500	6	6	0
Pay	1-Year BRL-CDI	8.630%	01/02/2015	MYC		28,100	127	147	(20)
Pay	1-Year BRL-CDI	8.825%	01/02/2015	HUS		55,900	361	340	21
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BPS	$	2,500	(5)	(1)	(4)
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BRC		2,200	(4)	(1)	(3)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		3,100	21	24	(3)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	DUB		5,200	36	38	(2)

							$655	$691	$(36)

Total Return Swaps on Indices
Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DWRTFT Index	124,975	1-Month USD-LIBOR plus a specified spread	$	785,778	10/31/2012	BOA	$(15,681)
Receive	DWRTFT Index	17,878	1-Month USD-LIBOR plus a specified spread		112,410	11/30/2012	BOA	(2,245)
Receive	DWRTFT Index	12,660	1-Month USD-LIBOR plus a specified spread		77,777	12/31/2012	BOA	250
Receive	DWRTFT Index	11,471	1-Month USD-LIBOR plus a specified spread		72,124	10/31/2012	RYL	(1,438)
Receive	DWRTFT Index	46,816	1-Month USD-LIBOR less a specified spread		294,355	01/31/2013	RYL	(5,844)
Receive	DWRTFT Index	10,000	1-Month USD-LIBOR less a specified spread		62,875	02/28/2013	RYL	(1,249)
Receive	DWRTFT Index	35,404	1-Month USD-LIBOR plus a specified spread		222,600	02/28/2013	RYL	(4,092)
Receive	DWRTFT Index	27,370	1-Month USD-LIBOR plus a specified spread		172,090	05/31/2013	RYL	(3,430)
Receive	DWRTFT Index	58,303	1-Month USD-LIBOR plus a specified spread		366,581	07/31/2013	RYL	(7,314)
Pay	DWRTFT Index	29,824	1-Month USD-LIBOR plus a specified spread		187,516	07/31/2013	RYL	3,742
Receive	DWRTFT Index	52,326	1-Month USD-LIBOR plus a specified spread		329,000	08/30/2013	RYL	(6,564)
Receive	DWRTFT Index	13,899	1-Month USD-LIBOR plus a specified spread		85,389	09/30/2013	RYL	274

								$(43,591)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	47

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

(k)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$	13,600	$692	$302

Straddle Options
Description	Counterparty	Exercise Level (5)	Expiration Date	Notional Amount		Cost (5)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	$	2,300	$196	$175
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	12/10/2012		3,900	331	296
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/10/2012		3,500	293	266

						$ 820	$737

(5)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(l)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$	4,300	$0	$(20)
Put - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		4,300	0	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		2,900	0	(13)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		2,900	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012		6,300	0	(87)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012		6,300	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012		7,300	0	(79)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		7,300	0	0
Call - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		24,100	55	(58)
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		24,100	64	(32)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		18,500	218	(730)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		18,500	348	(10)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		55,900	661	(2,204)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		55,900	1,088	(31)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		57,200	686	(135)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		58,200	138	(140)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		58,200	138	(78)
Put - OTC 10-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	2.150%	01/07/2013	EUR	8,500	45	(37)

								$3,441	$(3,654)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$4,300	$38	$(6)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	900	12	(2)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	4,000	39	(9)

						$89	$(17)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2012	0	$273,200	EUR	0	$3,212
Sales	160	221,800		8,500	1,212
Closing Buys	(160)	(73,600)		0	(894)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 09/30/2012	0	$421,400	EUR	8,500	$3,530

48	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(m)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	60,119	$	62,013	JPM	$0	$(305)	$(305)
10/2012	BRL	8,483		4,114	BRC	0	(70)	(70)
10/2012		3,117		1,509	MSC	0	(28)	(28)
10/2012	EUR	35,434		44,388	BRC	0	(1,146)	(1,146)
10/2012		6,952		9,047	CBK	114	0	114
10/2012		12,664		16,326	RYL	52	0	52
10/2012		7,975		9,826	UAG	0	(424)	(424)
10/2012	GBP	5,227		8,266	GLM	0	(174)	(174)
10/2012	JPY	1,570,000		19,980	CBK	0	(141)	(141)
10/2012		1,630,000		20,736	UAG	0	(154)	(154)
10/2012	$	7,972	AUD	7,788	BRC	101	0	101
10/2012		7,216		6,907	CBK	0	(57)	(57)
10/2012		1,132		1,081	RBC	0	(12)	(12)
10/2012		2,305		2,270	RYL	48	0	48
10/2012		1,017		981	UAG	0	0	0
10/2012		5,682	BRL	11,600	UAG	40	0	40
10/2012		1,480	EUR	1,186	BPS	44	0	44
10/2012		1,998		1,537	CBK	0	(23)	(23)
10/2012		3,130		2,425	HUS	0	(14)	(14)
10/2012		65,724		50,921	JPM	0	(288)	(288)
10/2012		3,159		2,418	RBC	0	(52)	(52)
10/2012		211		170	RYL	8	0	8
10/2012		5,589		4,369	UAG	26	0	26
10/2012		2,621	GBP	1,649	BRC	42	0	42
10/2012		799		506	DUB	19	0	19
10/2012		4,974		3,072	HUS	0	(13)	(13)
10/2012		1	PHP	26	CBK	0	0	0
10/2012		0	SGD	0	RYL	0	0	0
10/2012	ZAR	24,929	$	3,004	BRC	19	0	19
11/2012	EUR	3,300		4,242	BPS	0	0	0
11/2012		49,802		64,294	JPM	277	0	277
11/2012	GBP	3,072		4,974	HUS	13	0	13
11/2012	JPY	1,890,000		24,101	BRC	0	(124)	(124)
11/2012		1,070,000		13,636	CBK	0	(79)	(79)
11/2012	$	3,118	EUR	2,424	RYL	0	(3)	(3)
12/2012	BRL	6,601	$	3,189	UAG	0	(42)	(42)
12/2012	CAD	7,789		7,960	CBK	51	0	51
12/2012		17,085		17,513	DUB	165	0	165
12/2012		2,837		2,918	RYL	38	0	38
12/2012	$	630	BRL	1,290	HUS	2	0	2
12/2012		6,040		12,384	UAG	22	0	22
12/2012		73	MXN	984	HUS	3	0	3
02/2013	CNY	6,067	$	952	JPM	0	(2)	(2)
02/2013	$	949	CNY	5,984	BRC	0	(8)	(8)

						$1,084	$(3,159)	$(2,075)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$4,138	$0	$4,138
Corporate Bonds & Notes
Banking & Finance	0	114,650	0	114,650
Industrials	0	16,691	536	17,227
Utilities	0	1,392	0	1,392
Municipal Bonds & Notes
West Virginia	0	76	0	76
U.S. Government Agencies	0	13,765	4,450	18,215
U.S. Treasury Obligations	0	2,329,469	0	2,329,469
Mortgage-Backed Securities	0	67,960	0	67,960

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Asset-Backed Securities	$0	$41,994	$5,649	$47,643
Sovereign Issues	0	111,620	0	111,620
Short-Term Instruments
Certificates of Deposit	0	9,511	0	9,511
Commercial Paper	2,967	0	0	2,967
Repurchase Agreements	0	12,033	0	12,033
Japan Treasury Bills	0	78,928	0	78,928
U.S. Treasury Bills	0	790	0	790
PIMCO Short-Term Floating NAV Portfolio	237,503	0	0	237,503
Purchased Options
Interest Rate Contracts	0	302	737	1,039
	$240,470	$2,803,319	$11,372	$3,055,161

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	49

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$427	$0	$427
Equity Contracts	0	4,266	0	4,266
Foreign Exchange Contracts	0	1,084	0	1,084
Interest Rate Contracts	265	22	0	287
	$265	$5,799	$0	$6,064

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Liabilities
Credit Contracts	$0	$(266)	$0	$(266)
Equity Contracts	0	(47,857)	0	(47,857)
Foreign Exchange Contracts	0	(3,159)	0	(3,159)
Interest Rate Contracts	0	(4,433)	(17)	(4,450)
	$0	$(55,715)	$(17)	$(55,732)

Totals	$240,735	$2,753,403	$11,355	$3,005,493

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Industrials	$525	$0	$(8)	$0	$0	$19	$0	$0	$536	$19
U.S. Government Agencies	1,530	0	(77)	0	0	4	2,993	0	4,450	4
Asset-Backed Securities	7,843	0	(202)	32	11	204	0	(2,239)	5,649	129
Purchased Options
Interest Rate Contracts	0	820	0	0	0	(83)	0	0	737	(83)

	$9,898	$820	$(287)	$32	$11	$144	$2,993	$(2,239)	$11,372	$69

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(22)	$2	$0	$0	$9	$(6)	$0	$0	$(17)	$3

Totals	$9,876	$822	$(287)	$32	$20	$138	$2,993	$(2,239)	$11,355	$72

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Industrials	$536	Third Party Vendor	Broker Quote	109.00
U.S. Government Agencies	4,450	Third Party Vendor	Broker Quote	100.75-105.80
Asset-Backed Securities	5,649	Benchmark Pricing	Base Price	95.74
Purchased Options
Interest Rate Contracts	737	Indicative Market Quotations	Broker Quote	7.60

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(17)	Indicative Market Quotations	Broker Quote	0.14-0.23

Total	$11,355

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

50	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$1,039	$1,039
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	140	140
Unrealized appreciation on foreign currency contracts	0	0	0	1,084	0	1,084
Unrealized appreciation on OTC swap agreements	0	427	4,266	0	22	4,715

	$0	$427	$4,266	$1,084	$1,201	$6,978

Liabilities:
Written options outstanding	$0	$0	$0	$0	$3,671	$3,671
Variation margin payable on financial derivative instruments (2)	0	0	0	0	16	16
Unrealized depreciation on foreign currency contracts	0	0	0	3,159	0	3,159
Unrealized depreciation on OTC swap agreements	0	266	47,857	0	58	48,181

	$0	$266	$47,857	$3,159	$3,745	$55,027

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(126)	$(126)
Net realized gain on futures contracts	0	0	0	0	1,213	1,213
Net realized (loss) on written options	0	0	0	0	(92)	(92)
Net realized gain (loss) on swaps	0	(397)	264,173	0	2,800	266,576
Net realized gain on foreign currency transactions	0	0	0	3,606	0	3,606

	$0	$(397)	$264,173	$3,606	$3,795	$271,177

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(473)	$(473)
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(469)	(469)
Net change in unrealized (depreciation) on written options	0	0	0	0	(291)	(291)
Net change in unrealized appreciation (depreciation) on swaps	0	524	(164,802)	0	(1,295)	(165,573)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(7,386)	0	(7,386)

	$0	$524	$(164,802)	$(7,386)	$(2,528)	$(174,192)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $265 and open centrally cleared swaps cumulative (depreciation) of $(721) as reported in the Notes to Schedule of Investments.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	51

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

September 30, 2012 (Unaudited)

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(17,619)	$21,022	$3,403
BPS	(17)	0	(17)
BRC	(1,151)	1,438	287
CBK	(883)	876	(7)
DUB	(1,714)	1,577	(137)
FBF	(58)	0	(58)
GLM	136	(90)	46
GST	119	(70)	49
HUS	512	(650)	(138)
JPM	(314)	634	320
MSC	(28)	0	(28)
MYC	246	(220)	26
RBC	(63)	0	(63)
RYL	(25,983)	25,503	(430)
UAG	(427)	566	139

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

52	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Short Strategy Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 5.3%

BANKING & FINANCE 5.3%
Dexia Credit Local S.A.
0.814% due 03/05/2013	$150	$149
NIBC Bank NV
0.798% due 12/02/2014	150	150
SLM Corp. CPI Linked Bond
3.414% due 12/15/2014	84	83
3.464% due 06/15/2015	22	21
Stadshypotek AB
0.912% due 09/30/2013	100	100
Stone Street Trust
5.902% due 12/15/2015	100	105

Total Corporate Bonds & Notes (Cost $599)		608

U.S. GOVERNMENT AGENCIES 7.4%
Fannie Mae
0.000% due 10/09/2019	100	88
0.647% due 10/25/2036	110	111
2.500% due 10/01/2027	150	158
2.700% due 03/28/2022	100	101
Freddie Mac
0.601% due 07/15/2036	139	140
0.691% due 09/15/2042	100	101
0.821% due 12/15/2037	69	69
NCUA Guaranteed Notes
0.788% due 12/08/2020	86	86

Total U.S. Government Agencies (Cost $848)		854

U.S. TREASURY OBLIGATIONS 1.7%
U.S. Treasury Notes
0.250% due 05/31/2014	200	200

Total U.S. Treasury Obligations (Cost $200)		200

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 0.4%
Wells Fargo Mortgage-Backed Securities Trust
5.000% due 06/25/2033		$50	$50

Total Mortgage-Backed Securities (Cost $49)			50

ASSET-BACKED SECURITIES 1.2%
Driver One GmbH
0.818% due 02/21/2017	EUR	56	73
SLM Student Loan Trust
1.951% due 04/25/2023		$68	71

Total Asset-Backed Securities (Cost $152)			144

SHORT-TERM INSTRUMENTS 88.0%

CERTIFICATES OF DEPOSIT 2.6%
Abbey National Treasury Services PLC
1.758% due 06/10/2013		200	199
Dexia Credit Local
1.700% due 09/06/2013		100	100

			299

REPURCHASE AGREEMENTS 2.0%
State Street Bank and Trust Co.
0.010% due 10/01/2012		228	228

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $238. Repurchase proceeds are $228.)

SHORT-TERM NOTES 11.3%
Fannie Mae
0.162% due 02/20/2013		300	300

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac
0.142% due 03/05/2013	$200	$200
0.162% due 02/19/2013 - 02/25/2013	600	600
0.178% due 02/25/2013	200	200

		1,300

U.S. TREASURY BILLS 46.0%
0.167% due 02/07/2013 -08/22/2013 (a)(c)	5,320	5,314

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (b) 26.1%
PIMCO Short-Term Floating NAV Portfolio	180,444	1,809
PIMCO Short-Term Floating NAV Portfolio III	120,108	1,201

		3,010

Total Short-Term Instruments (Cost $10,151)		10,151

PURCHASED OPTIONS (f) 0.0%
(Cost $7)		2

Total Investments 104.0% (Cost $12,006)		$12,009

Written Options (g) (0.0%) (Premiums $8)		(3)

Other Assets and Liabilities (Net) (4.0%)		(464)

Net Assets 100.0%		$11,542

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Affiliated to the Fund.
(c)	Securities with an aggregate market value of $54 and cash of $24 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2016	4	$2
Euro-Mill Wheat January Futures	Long	01/2013	8	5
Euro-Mill Wheat November Futures	Long	11/2013	11	2
Wheat December Futures	Short	12/2012	3	(29)
Wheat December Futures	Short	12/2013	4	(3)

				$(23)

(d)	Centrally cleared swap agreements outstanding on September 30, 2012:

Cash of $11 has been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Pay	3-Month CAD Bank Bill	1.600%	06/16/2015	CAD	1,200	$1	$1

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	53

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Short Strategy Fund (Cont.)

(e)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Abbey National Treasury Services PLC	MYC	(3.000%	)	12/20/2013	1.536%	EUR	150	$(3)	$0	$(3)
American International Group, Inc.	GST	(1.000%	)	12/20/2015	1.028%	$	100	0	11	(11)

								$(3)	$11	$(14)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Total Return Swaps on Indices
Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	DJUBSTR Index	37,131	3-Month U.S. Treasury Bill rate plus a specified spread	$	11,107	02/15/2013	GLM	$15
Receive	DJUBSF1T Index	2,378	3-Month U.S. Treasury Bill rate plus a specified spread		1,330	02/15/2013	JPM	(29)
Receive	DJUBSTR Index	1,350	3-Month U.S. Treasury Bill rate plus a specified spread		413	02/15/2013	JPM	(9)
Pay	DJUBSTR Index	3,184	3-Month U.S. Treasury Bill rate plus a specified spread		973	02/15/2013	JPM	23
Receive	JMCU3A3T Index	2,980	3-Month U.S. Treasury Bill rate plus a specified spread		1,328	02/15/2013	JPM	(34)
Receive	JMCU3A5T Index	13,312	3-Month U.S. Treasury Bill rate plus a specified spread		1,999	02/15/2013	JPM	(47)
Receive	DJUBSTR Index	1,793	3-Month U.S. Treasury Bill rate plus a specified spread		536	02/15/2013	MYC	(1)
Pay	DJUBSTR Index	17,440	3-Month U.S. Treasury Bill rate plus a specified spread		5,217	02/15/2013	MYC	7

								$(75)

Variance Swaps

Pay/Receive Variance	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	CBOT Corn May Futures	$0.098	04/26/2013	JPM	$	10	$(1)	$0	$(1)
Pay	London Gold Market Fixing Ltd. PM	0.051	02/20/2013	JPM		60	0	0	0
Pay	London Gold Market Fixing Ltd. PM	0.052	02/20/2013	JPM		80	1	0	1
Pay	London Gold Market Fixing Ltd. PM	0.051	02/26/2013	GST		20	0	0	0
Pay	London Gold Market Fixing Ltd. PM	0.050	02/28/2013	GST		30	0	0	0
Pay	London Gold Market Fixing Ltd. PM	0.055	03/12/2013	BRC		20	0	0	0
Pay	London Gold Market Fixing Ltd. PM	0.063	05/24/2013	GST		10	0	0	0
Pay	London Gold Market Fixing Ltd. PM	0.068	05/31/2013	GST		10	0	0	0
Pay	London Gold Market Fixing Ltd. PM	0.076	09/30/2014	JPM		10	0	0	0
Receive	London Platinum Markets Fixing Ltd. PM	0.068	05/24/2013	GST		10	0	0	0
Receive	London Platinum Markets Fixing Ltd. PM	0.074	05/31/2013	GST		10	0	0	0
Pay	NYMEX WTI Crude November Futures	0.123	10/17/2012	DUB		10	1	0	1
Pay	S&P 500 Index	0.073	12/20/2013	GST		100	2	0	2

							$3	$0	$3

(f)	Purchased options outstanding on September 30, 2012:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC WTI Crude December Futures	DUB	$130.000	11/15/2013	$1	$7	$2

54	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(g)	Written options outstanding on September 30, 2012:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts/ Notional Amount	Premium	Market Value
Put - CBOT Wheat December Futures	—	$760.000	11/23/2012	1	$1	$0
Call - OTC Brent Crude December Futures	DUB	140.000	11/11/2013	$100	7	(3)

					$8	$(3)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2012	1	$400	$12
Sales	2	0	1
Closing Buys	(1)	(400)	(5)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2012	2	$0	$8

(h)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	EUR	217	$	280	JPM	$1	$0	$1
10/2012		69		85	UAG	0	(4)	(4)
10/2012	$	151	EUR	121	BRC	4	0	4
10/2012		120		96	GLM	4	0	4
11/2012		280		217	JPM	0	(1)	(1)

						$9	$(5)	$4

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$608	$0	$608
U.S. Government Agencies	0	667	187	854
U.S. Treasury Obligations	0	200	0	200
Mortgage-Backed Securities	0	50	0	50
Asset-Backed Securities	0	144	0	144
Short-Term Instruments
Certificates of Deposit	0	299	0	299
Repurchase Agreements	0	228	0	228
Short-Term Notes	0	1,300	0	1,300
U.S. Treasury Bills	0	5,314	0	5,314
PIMCO Short-Term Floating NAV Portfolios	3,010	0	0	3,010
Purchased Options
Commodity Contracts	0	2	0	2
	$3,010	$8,812	$187	$12,009

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Assets
Commodity Contracts	$7	$47	$0	$54
Equity Contracts	0	2	0	2
Foreign Exchange Contracts	0	9	0	9
Interest Rate Contracts	2	1	0	3
	$9	$59	$0	$68

Financial Derivative Instruments (2) - Liabilities
Commodity Contracts	(32)	(124)	0	(156)
Credit Contracts	0	(14)	0	(14)
Foreign Exchange Contracts	0	(5)	0	(5)
	$(32)	$(143)	$0	$(175)

Totals	$2,987	$8,728	$187	$11,902

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	55

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Short Strategy Fund (Cont.)

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (3)
Investments, at value
U.S. Government Agencies	$90	$100	$(4)	$0	$0	$1	$0	$0	$187	$0

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$100	Benchmark Pricing	Base Price	100.43
	87	Third Party Vendor	Broker Quote	100.75

Total	$187

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(j)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$2	$0	$0	$0	$0	$2
Variation margin receivable on financial derivative instruments (2)	6	0	0	0	0	6
Unrealized appreciation on foreign currency contracts	0	0	0	9	0	9
Unrealized appreciation on OTC swap agreements	49	0	0	0	0	49

	$57	$0	$0	$9	$0	$66

Liabilities:
Written options outstanding	$3	$0	$0	$0	$0	$3
Variation margin payable on financial derivative instruments (2)	13	0	0	0	0	13
Unrealized depreciation on foreign currency contracts	0	0	0	5	0	5
Unrealized depreciation on OTC swap agreements	121	14	0	0	0	135

	$137	$14	$0	$5	$0	$156

56	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain on futures contracts	$20	$0	$0	$0	$0	$20
Net realized gain (loss) on written options	1	0	0	0	(1)	0
Net realized gain (loss) on swaps	(528)	(3)	0	0	1	(530)
Net realized gain on foreign currency transactions	0	0	0	12	0	12

	$(507)	$(3)	$0	$12	$0	$(498)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$(2)	$0	$0	$0	$0	$(2)
Net change in unrealized appreciation (depreciation) on futures contracts	(25)	0	0	0	2	(23)
Net change in unrealized appreciation on written options	2	0	0	0	0	2
Net change in unrealized appreciation (depreciation) on swaps	(83)	(5)	2	0	1	(85)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	2	0	2

	$(108)	$(5)	$2	$2	$3	$(106)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(23) and open centrally cleared swaps cumulative appreciation of $1 as reported in the Notes to Consolidated Schedule of Investments.

(k)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
	PIMCO CommoditiesPLUS® Short Strategy Fund			PIMCO Cayman Commodity Fund IV, Ltd. (Subsidiary)
BRC	$0	$0	$0	$4	$0	$4
GLM	0	0	0	19	0	19
GST	0	0	0	2	0	2
JPM	0	0	0	(96)	0	(96)
MYC	(3)	0	(3)	6	0	6
UAG	(4)	0	(4)	0	0	0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The Fund and subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	57

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%
Fresenius Medical Care U.S. Finance, Inc.
1.591% due 03/31/2013		$493	$494
NRG Energy, Inc.
4.000% due 07/01/2018		2,963	2,982

Total Bank Loan Obligations (Cost $3,450)			3,476

CORPORATE BONDS & NOTES 6.7%

BANKING & FINANCE 6.2%
Achmea Hypotheekbank NV
3.200% due 11/03/2014		6,000	6,295
American Express Bank FSB
5.500% due 04/16/2013		500	514
American International Group, Inc.
3.650% due 01/15/2014		1,000	1,030
3.750% due 11/30/2013		9,500	9,755
ANZ National International Ltd.
6.200% due 07/19/2013		3,000	3,121
Banco do Brasil S.A.
3.284% due 07/02/2014		4,000	4,024
4.500% due 01/22/2015		900	949
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		2,000	2,130
Banco Santander Brasil S.A.
2.485% due 03/18/2014		9,900	9,741
BBVA Bancomer S.A.
4.500% due 03/10/2016		11,700	12,402
Cie de Financement Foncier S.A.
2.125% due 04/22/2013		9,600	9,683
Citigroup, Inc.
6.000% due 12/13/2013		2,760	2,928
6.500% due 08/19/2013		2,000	2,100
7.375% due 06/16/2014	EUR	1,100	1,555
Commonwealth Bank of Australia
1.119% due 03/17/2014		$5,900	5,927
2.900% due 09/17/2014		1,000	1,046
Credit Agricole S.A.
1.903% due 01/21/2014		10,800	10,838
Credit Suisse USA, Inc.
5.125% due 01/15/2014		3,100	3,260
Dexia Credit Local S.A.
0.814% due 03/05/2013		4,000	3,972
0.927% due 04/29/2014		2,000	1,944
1.160% due 09/18/2013	EUR	12,800	16,562
2.750% due 04/29/2014		$1,000	1,015
Export-Import Bank of Korea
5.875% due 01/14/2015		1,500	1,655
8.125% due 01/21/2014		500	546
FMS Wertmanagement AoR
2.250% due 07/14/2014	EUR	300	400
Goldman Sachs Group, Inc.
0.689% due 05/18/2015		4,000	4,982
1.439% due 02/07/2014		$5,000	4,999
4.750% due 07/15/2013		5,000	5,160
HSBC Bank PLC
1.625% due 07/07/2014		13,800	13,902
HSBC Finance Corp.
0.705% due 01/15/2014		18,000	17,891
ING Bank NV
3.900% due 03/19/2014		1,700	1,781
International Lease Finance Corp.
6.500% due 09/01/2014		4,000	4,320
Korea Development Bank
4.375% due 08/10/2015		400	434
8.000% due 01/23/2014		500	545

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Macquarie Bank Ltd.
3.300% due 07/17/2014		$1,900	$1,995
Merrill Lynch & Co., Inc.
0.675% due 01/31/2014	EUR	5,600	7,112
0.908% due 07/22/2014		10,000	12,654
5.450% due 02/05/2013		$3,000	3,046
Morgan Stanley
0.608% due 03/01/2013	EUR	2,300	2,953
2.052% due 01/24/2014		$15,800	15,858
2.937% due 05/14/2013		2,200	2,222
New York Life Global Funding
0.364% due 12/20/2013	EUR	800	1,018
NIBC Bank NV
0.798% due 12/02/2014		$7,050	7,049
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		10,000	10,385
Pacific Life Global Funding
5.150% due 04/15/2013		500	513
Royal Bank of Scotland Group PLC
1.108% due 03/09/2015		2,000	1,828
5.250% due 05/15/2013	EUR	1,500	1,986
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
9.000% due 06/11/2014		$400	445
SLM Corp.
5.050% due 11/14/2014		9,700	10,287
Stadshypotek AB
0.912% due 09/30/2013		4,400	4,411
State Bank of India
4.500% due 07/27/2015		2,000	2,082
Wachovia Bank N.A.
0.822% due 11/03/2014		2,027	2,011
Waha Aerospace BV
3.925% due 07/28/2020		1,600	1,724
Westpac Securities NZ Ltd.
3.450% due 07/28/2014		34,127	35,927

			292,912

INDUSTRIALS 0.2%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		500	535
Anglo American Capital PLC
9.375% due 04/08/2014		1,165	1,301
Boston Scientific Corp.
5.450% due 06/15/2014		2,620	2,807
Crown Castle Towers LLC
4.174% due 08/15/2037		1,000	1,102
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020		426	465
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		300	315
GTL Trade Finance, Inc.
7.250% due 10/20/2017		500	584
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		600	651
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		400	418
Noble Group Ltd.
4.875% due 08/05/2015		1,500	1,568
Rohm and Haas Co.
5.600% due 03/15/2013		1,030	1,052
UnitedHealth Group, Inc.
4.875% due 04/01/2013		1,000	1,021

			11,819

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 0.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	$200	$213
BP Capital Markets PLC
3.625% due 05/08/2014	1,900	1,993
5.250% due 11/07/2013	4,000	4,208
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015	200	234
Duke Energy Carolinas LLC
5.625% due 11/30/2012	500	504
Ipalco Enterprises, Inc.
5.000% due 05/01/2018	1,800	1,894
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	2,100	2,275
Petroleos Mexicanos
4.875% due 03/15/2015	400	431
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014	500	543
TNK-BP Finance S.A.
6.250% due 02/02/2015	400	437
7.500% due 03/13/2013	500	515

		13,247

Total Corporate Bonds & Notes (Cost $312,899)		317,978

U.S. GOVERNMENT AGENCIES 22.7%
Fannie Mae
0.000% due 10/09/2019	104,511	92,115
0.625% due 10/30/2014	50,000	50,361
0.647% due 09/25/2041	39,186	39,468
0.667% due 08/25/2037	5,579	5,625
0.767% due 02/25/2042	93,959	94,805
0.800% due 02/13/2015	95,200	95,921
0.817% due 01/25/2042	44,643	44,984
0.897% due 02/25/2041	2,640	2,661
2.500% due 10/01/2027 - 11/01/2027	73,350	77,004
2.700% due 03/28/2022	223,750	226,693
6.000% due 04/18/2036	5,995	7,009
Freddie Mac
0.000% due 03/15/2015	10,041	9,860
0.500% due 02/24/2015	19,000	19,039
0.550% due 02/13/2015	99,075	99,498
0.601% due 07/15/2036	1,393	1,400
0.671% due 05/15/2032	13,348	13,431
0.691% due 09/15/2042	47,003	47,203
0.721% due 02/15/2042	59,643	59,999
0.821% due 12/15/2037	6,855	6,923
0.841% due 10/15/2037	12,075	12,200
1.125% due 01/13/2016	38,545	38,884
2.500% due 10/02/2019 (b)	23,700	24,548
Ginnie Mae
1.679% due 10/16/2053 (a)	10,428	949
NCUA Guaranteed Notes
0.788% due 12/08/2020	1,796	1,810
Overseas Private Investment Corp.
0.000% due 06/10/2018	500	724
Small Business Administration
4.504% due 02/10/2014	38	40
4.840% due 05/01/2025	694	777
5.160% due 02/01/2028	252	289
5.310% due 05/01/2027	745	855
5.490% due 03/01/2028	234	271
5.510% due 11/01/2027	247	285
5.820% due 06/01/2026	766	887
6.020% due 08/01/2028	118	138

58	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.770% due 11/01/2028		$740	$871
8.500% due 01/01/2015		87	92

Total U.S. Government Agencies (Cost $1,070,062)			1,077,619

U.S. TREASURY OBLIGATIONS 6.3%
U.S. Treasury Inflation Protected Securities (d)
1.875% due 07/15/2015 (h)		2,474	2,722
2.000% due 07/15/2014 (h)		11,547	12,323
U.S. Treasury Notes
0.125% due 09/30/2013 (g)		133,300	133,232
0.250% due 05/31/2014 (g)(i)		149,200	149,276

Total U.S. Treasury Obligations (Cost $297,092)			297,553

MORTGAGE-BACKED SECURITIES 6.7%
Adjustable Rate Mortgage Trust
3.384% due 07/25/2035		1,422	1,236
Banc of America Commercial Mortgage Trust
0.398% due 06/10/2049		50	49
5.803% due 04/10/2049		500	586
5.893% due 06/10/2049		50	50
Banc of America Funding Corp.
5.447% due 05/20/2036		2,634	2,491
Banc of America Large Loan Trust
0.731% due 08/15/2029		131	129
0.971% due 08/15/2029		1,100	1,071
Banc of America Re-REMIC Trust
1.765% due 02/17/2040		133	133
Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035		25,601	25,917
2.722% due 04/25/2034		1,273	1,257
2.991% due 01/25/2035		1,781	1,654
3.078% due 03/25/2035		2,797	2,821
Bear Stearns Structured Products, Inc.
2.840% due 01/26/2036		284	179
Chase Mortgage Finance Corp.
2.940% due 02/25/2037		829	826
4.625% due 02/25/2034		129	129
5.500% due 12/25/2022		1,431	1,494
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035		4,018	3,723
4.900% due 11/25/2035		1,065	1,046
5.320% due 08/25/2035		3,187	3,203
Commercial Mortgage Pass-Through Certificates
0.321% due 12/15/2020		333	327
2.365% due 02/10/2029		5,400	5,686
Countrywide Home Loan Mortgage Pass-Through Trust
2.797% due 11/20/2034		1,817	1,734
Credit Suisse First Boston Mortgage Securities Corp.
2.707% due 04/25/2034		197	200
Credit Suisse Mortgage Capital Certificates
0.391% due 10/15/2021		3,365	3,274
5.866% due 06/15/2039		183	183
DECO Series
0.952% due 10/27/2014	GBP	3,500	5,639
Deutsche Mortgage Securities, Inc.
5.243% due 06/26/2035		$5,000	4,924
European Loan Conduit
0.495% due 05/15/2019	EUR	1,518	1,755
First Horizon Alternative Mortgage Securities
2.591% due 04/25/2035		$1,539	1,357
Fosse Master Issuer PLC
1.855% due 10/18/2054		4,457	4,527
Granite Master Issuer PLC
0.299% due 12/20/2054	EUR	1,197	1,509

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Greenwich Capital Commercial Funding Corp.
5.597% due 12/10/2049	$1,535	$1,580
GS Mortgage Securities Corp.
1.456% due 03/06/2020	8,000	8,000
2.006% due 03/06/2020	2,700	2,701
3.849% due 12/10/2043	5,454	5,961
4.608% due 01/10/2040	1,024	1,026
GSR Mortgage Loan Trust
2.623% due 11/25/2035	1,907	1,871
2.646% due 09/25/2035	7,822	7,860
2.647% due 09/25/2035	32,499	32,801
Harborview Mortgage Loan Trust
0.529% due 11/19/2035	2,158	1,596
0.559% due 06/20/2035	1,421	1,300
Indymac Mortgage Loan Trust
4.927% due 11/25/2035	1,654	1,571
JPMorgan Mortgage Trust
5.283% due 07/25/2035	1,293	1,304
MASTR Adjustable Rate Mortgages Trust
2.624% due 11/21/2034	1,500	1,539
Mellon Residential Funding Corp.
0.961% due 09/15/2030	582	580
Merrill Lynch Floating Trust
0.766% due 07/09/2021	12,170	12,008
Merrill Lynch Mortgage Investors Trust
1.986% due 10/25/2035	208	202
2.420% due 10/25/2035	245	244
2.515% due 12/25/2034	214	221
5.538% due 05/25/2036	271	274
Merrill Lynch Mortgage Investors, Inc.
2.574% due 06/25/2035	1,866	1,829
5.250% due 08/25/2036	8,300	8,595
Morgan Stanley Capital Trust
5.610% due 04/15/2049	983	1,037
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035	1,888	1,975
Morgan Stanley Re-REMIC Trust
5.983% due 08/15/2045	1,000	1,183
Permanent Master Issuer PLC
0.565% due 07/15/2033	1,000	1,000
RBSSP Resecuritization Trust
2.657% due 12/26/2036	575	580
2.689% due 07/26/2045	5,038	5,171
Residential Accredit Loans, Inc. Trust
0.517% due 01/25/2035	1,626	1,486
Structured Adjustable Rate Mortgage Loan Trust
2.762% due 06/25/2034	3,801	3,811
Thornburg Mortgage Securities Trust
5.800% due 03/25/2037	11,715	10,702
5.933% due 07/25/2036	46,022	46,426
6.118% due 09/25/2037	24,780	25,482
Vornado DP LLC Trust
2.970% due 09/13/2028	1,661	1,782
Wachovia Bank Commercial Mortgage Trust
0.301% due 06/15/2020	1,774	1,701
5.012% due 12/15/2035	995	1,035
5.275% due 11/15/2048	86	86
5.934% due 06/15/2049	346	360
WaMu Mortgage Pass-Through Certificates
0.477% due 11/25/2045	9,226	8,347
0.507% due 10/25/2045	15,827	14,427
1.218% due 01/25/2046	2,189	2,078
2.488% due 10/25/2035	10,600	9,741
Wells Fargo Mortgage-Backed Securities Trust
2.602% due 12/25/2034	170	172
2.672% due 03/25/2035	1,219	1,238
5.000% due 06/25/2033	248	249

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 03/25/2036		$165	$167
5.237% due 05/25/2035		570	576
5.500% due 12/25/2035		501	506
5.596% due 04/25/2036		3,635	3,618

Total Mortgage-Backed Securities (Cost $302,870)			317,108

ASSET-BACKED SECURITIES 2.8%
Aimco CLO
0.705% due 10/20/2019		9,834	9,506
American Money Management Corp. CLO Ltd.
0.652% due 05/03/2018		944	932
Asset-Backed Funding Certificates Trust
0.917% due 06/25/2034		7,327	5,819
Avalon Capital Ltd.
0.701% due 02/24/2019		1,057	1,038
Avenue CLO Fund Ltd.
0.785% due 02/15/2017		16,490	16,382
Babson CLO Ltd.
0.755% due 11/15/2016		362	359
Callidus Debt Partners CLO Fund Ltd.
0.715% due 04/17/2020		457	448
Citibank Omni Master Trust
2.971% due 08/15/2018		21,300	22,307
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		31	33
Countrywide Asset-Backed Certificates
0.607% due 11/25/2034		1,389	1,339
Duane Street CLO Ltd.
0.689% due 11/08/2017		541	536
EFS Volunteer LLC
1.301% due 10/26/2026		1,330	1,328
Franklin CLO Ltd.
0.649% due 06/15/2018		1,987	1,943
Galaxy CLO Ltd.
0.569% due 04/17/2017		1,320	1,307
Gallatin Funding Ltd.
0.685% due 08/15/2017		1,802	1,777
Gulf Stream Compass CLO Ltd.
0.815% due 07/15/2016		46	46
Harbourmaster CLO Ltd.
0.512% due 06/15/2020	EUR	2,096	2,622
Harvest CLO S.A.
0.936% due 03/29/2017		147	188
Katonah Ltd.
0.699% due 09/20/2016		$734	730
LCM Ltd.
0.606% due 03/21/2019		554	531
Long Beach Mortgage Loan Trust
0.767% due 06/25/2035		1,641	1,504
Magi Funding PLC
1.314% due 04/11/2021	EUR	465	577
Massachusetts Educational Financing Authority
1.401% due 04/25/2038		$4,281	4,291
Morgan Stanley ABS Capital
1.072% due 03/25/2034		5,938	5,165
Navigare Funding CLO Ltd.
0.694% due 05/20/2019		1,392	1,372
Nelnet Student Loan Trust
1.231% due 07/27/2048		3,796	3,828
North Carolina State Education Assistance Authority
1.038% due 07/25/2039		15,400	15,428
Oak Hill Credit Partners
0.685% due 05/17/2021		1,245	1,226
Panhandle-Plains Higher Education Authority, Inc.
0.860% due 10/01/2018		2,981	2,977

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	59

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Park Place Securities, Inc.
0.867% due 10/25/2034		$200	$182
0.937% due 03/25/2035		1,000	724
Sagamore CLO Ltd.
0.995% due 10/15/2015		1,108	1,101
SLM Student Loan Trust
0.451% due 07/25/2017		513	512
0.561% due 04/25/2017		314	314
0.951% due 10/25/2017		782	785
1.600% due 12/15/2016		50	50
1.951% due 04/25/2023		15,990	16,664
2.141% due 08/15/2016		152	152
3.500% due 08/17/2043		3,719	3,614
Venture CDO Ltd.
0.685% due 01/20/2022		3,400	3,255
Whitney CLO Ltd.
0.708% due 03/01/2017		1,726	1,719
Wind River CLO Ltd.
0.711% due 12/19/2016		477	467

Total Asset-Backed Securities (Cost $133,873)			135,078

SOVEREIGN ISSUES 1.0%
Instituto de Credito Oficial
1.978% due 03/25/2014	EUR	13,700	17,133
Kommunalbanken A/S
0.744% due 03/27/2017		$16,800	16,808
1.375% due 06/08/2017		1,900	1,939
Korea Housing Finance Corp.
4.125% due 12/15/2015		1,500	1,624
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025	AUD	6,500	8,913

Total Sovereign Issues (Cost $47,600)			46,417

SHORT-TERM INSTRUMENTS 58.1%

CERTIFICATES OF DEPOSIT 0.6%
Banco Bradesco S.A.
2.292% due 01/24/2013		$5,000	5,017
Dexia Credit Local
1.700% due 09/06/2013		25,500	25,500

			30,517

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 0.7%
Santander Commercial Paper S.A
2.200% due 04/02/2013	$13,800	$13,647
Standard Chartered Bank
0.950% due 09/26/2013	22,300	22,118

		35,765

REPURCHASE AGREEMENTS 2.4%
Banc of America Securities LLC
0.130% due 10/04/2012	56,500	56,500
(Dated 09/27/2012. Collateralized by U.S. Treasury Notes 1.000% due 03/31/2017 valued at $57,684. Repurchase proceeds are $56,501)
0.160% due 10/03/2012	8,900	8,900
(Dated 09/26/2012. Collateralized by U.S. Treasury Notes 2.000% due 02/15/2022 valued at $9,099. Repurchase proceeds are $8,900)
0.190% due 10/02/2012	38,100	38,100
(Dated 09/25/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $38,924. Repurchase proceeds are $38,101)
0.220% due 10/01/2012	3,000	3,000
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.875% due 02/28/2017 valued at $3,064. Repurchase proceeds are $3,000)
Credit Suisse Securities (USA) LLC
0.280% due 10/01/2012	2,600	2,600
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.250% due 02/28/2014 valued at $2,659. Repurchase proceeds are $2,600.)
State Street Bank and Trust Co.
0.010% due 10/01/2012	2,674	2,674
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $2,734. Repurchase proceeds are $2,674.)

		111,774

SHORT-TERM NOTES 7.4%
Fannie Mae
0.155% due 02/20/2013	10,600	10,598
0.162% due 02/20/2013	45,900	45,889
0.183% due 08/01/2013	166,900	166,703

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Federal Home Loan Bank
0.112% due 11/01/2012		$30,400	$30,397
Freddie Mac
0.142% due 03/05/2013		3,300	3,298
0.152% due 02/26/2013		18,300	18,296
0.162% due 02/19/2013		55,400	55,387
0.173% due 02/11/2013		12,800	12,797
0.178% due 02/19/2013		10,600	10,598

			353,963

MEXICO TREASURY BILLS 1.1%
4.386% due 11/22/2012 - 12/27/2012 (c)	MXN	684,360	52,695

U.S. TREASURY BILLS 19.6%
0.148% due 01/24/2013 - 09/19/2013 (c)(g)(h)(q)		$929,790	929,051

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 26.3%
PIMCO Short-Term Floating NAV Portfolio		74,866,284	750,385
PIMCO Short-Term Floating NAV Portfolio III		49,659,040	496,739

			1,247,124

Total Short-Term Instruments (Cost $2,759,442)			2,760,889

PURCHASED OPTIONS (k) 0.2%
(Cost $17,871)			10,701

Total Investments 104.6% (Cost $4,945,159)			$4,966,819

Written Options (l) (0.4%) (Premiums $26,026)			(18,840)

Other Assets and Liabilities (Net) (4.2%)			(198,858)

Net Assets 100.0%			$4,749,121

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $30,707 at a weighted average interest rate of 0.230%.
(g)	Securities with an aggregate market value of $149,019 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

60	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(h)	Securities with an aggregate market value of $66,971 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2016	1,534	$705
Brent Crude December Futures	Long	11/2012	300	1,239
Brent Crude December Futures	Short	11/2013	1,282	(681)
Brent Crude February Futures	Short	01/2013	195	(193)
Brent Crude March Futures	Short	02/2013	649	382
Brent Crude November Futures	Long	10/2012	785	489
Canola January Futures	Short	01/2013	2,932	993
Canola November Futures	Short	11/2012	1,213	(422)
Copper December Futures	Short	12/2012	38	35
Corn December Futures	Short	12/2012	598	(3,523)
Corn March Futures	Short	03/2013	400	(1)
Corn May Futures	Long	05/2013	400	10
Euro-Mill Wheat January Futures	Long	01/2013	6,579	7,011
Euro-Mill Wheat March Futures	Long	03/2013	185	223
Euro-Mill Wheat November Futures	Long	11/2012	772	(3)
Euro-Mill Wheat November Futures	Long	11/2013	3,699	1,574
Euro-Rapeseed February Futures	Long	02/2013	1,200	(1,358)
Euro-Rapeseed November Futures	Long	11/2012	461	(504)
Gas Oil February Futures	Long	02/2013	260	47
Gold 100 oz. December Futures	Short	12/2012	72	(36)
Heating Oil November Futures	Short	10/2012	138	262
Natural Gas April Futures	Long	03/2013	290	416
Natural Gas January Futures	Short	12/2012	290	(384)
Platinum January Futures	Long	01/2013	606	1,135
RBOB Gasoline December Futures	Short	11/2012	300	662
RBOB Gasoline March Futures	Long	02/2013	338	(74)
RBOB Gasoline November Futures	Short	10/2012	613	(1,356)
Red Spring Wheat December Futures	Long	12/2012	727	3,836
Soybean January Futures	Short	01/2013	230	693
Soybean March Futures	Long	03/2013	539	(459)
Soybean May Futures	Long	05/2013	594	4,823
Sugar No. 11 March Futures	Short	02/2013	977	108
Wheat December Futures	Long	12/2012	1,106	1,640
Wheat December Futures	Short	12/2012	4,139	(8,773)
Wheat December Futures	Short	12/2013	1,367	(2,098)
Wheat March Futures	Short	03/2013	986	(525)
Wheat May Futures	Long	05/2013	429	311
White Sugar March Futures	Long	02/2013	977	404
WTI Crude December Futures	Short	11/2012	474	1,854
WTI Crude December Futures	Long	11/2013	1,756	(1,985)

				$6,477

(i)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $1,280 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Pay	3-Month CAD Bank Bill	1.600%	06/16/2015	CAD	404,400	$301	$301

(j)	OTC swap agreements outstanding on September 30, 2012:

Commodity Forward Swaps

Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	Brent Crude December Futures	$111.700	12/31/2012	MYC	75,000	$0	$0	$0
Receive	CAL12LLS Index	12.000	12/31/2012	MYC	75,000	(64)	0	(64)
Pay	CBOT Soybean Oil December Futures	56.550	11/14/2012	AZD	27,669,366	1,076	0	1,076
Receive	CBOT Wheat December Futures	866.500	10/19/2012	DUB	1,380,000	497	0	497
Pay	CBOT Wheat December Futures	860.000	10/19/2012	DUB	550,000	(234)	0	(234)
Pay	CBOT Wheat December Futures	880.000	10/19/2012	DUB	365,000	(82)	0	(82)
Pay	CBOT Wheat December Futures	898.000	10/19/2012	DUB	185,000	(8)	0	(8)
Pay	CBOT Wheat December Futures	830.000	11/05/2012	AZD	459,250	(333)	0	(333)
Pay	CBOT Wheat December Futures	913.500	11/23/2012	AZD	7,705,000	847	0	847

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	61

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

Commodity Forward Swaps (Cont.)

Pay/Receive	Underlying Reference Commodity		Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	Crude Palm Oil January Futures	$	43.750	11/14/2012	AZD	5,623,122	$(288)	$0	$(288)
Receive	Crude Palm Oil January Futures		44.157	11/14/2012	AZD	22,046,244	(1,218)	0	(1,218)
Receive	DTDBRTCO CAL12 Index		0.000	12/31/2012	BRC	30,000	14	0	14
Receive	DTDBRTCO CAL12 Index		0.020	12/31/2012	MYC	63,000	28	0	28
Receive	DTDBRTCO CAL12 Index		0.080	12/31/2012	MYC	72,000	28	0	28
Receive	EUMARGIN 2H12 Index		5.750	12/31/2012	BRC	255,000	972	0	972
Receive	EUMARGIN 2H12 Index		5.950	12/31/2012	BRC	117,000	423	0	423
Receive	EUMARGIN 2H12 Index		5.950	12/31/2012	MYC	15,000	54	0	54
Pay	EUMARGIN CAL12 Index		5.100	12/31/2012	BRC	45,000	(201)	0	(201)
Pay	EUMARGIN CAL12 Index		5.150	12/31/2012	BRC	60,000	(265)	0	(265)
Pay	EUMARGIN CAL12 Index		5.250	12/31/2012	BRC	24,000	(103)	0	(103)
Pay	EUMARGIN CAL12 Index		5.450	12/31/2012	BRC	21,000	(86)	0	(86)
Pay	EUMARGIN CAL12 Index		5.550	12/31/2012	BRC	72,000	(289)	0	(289)
Pay	EUROBOBCO CAL12 Index		4.000	12/31/2012	MYC	15,750	(152)	0	(152)
Pay	EUROBOBCO CAL12 Index		4.150	12/31/2012	BRC	7,500	(71)	0	(71)
Pay	EUROBOBCO CAL12 Index		4.350	12/31/2012	MYC	18,000	(167)	0	(167)
Pay	EUROJETCOCAL12 Index		19.900	12/31/2012	BRC	3,000	(6)	0	(6)
Pay	EUROJETCOCAL12 Index		20.382	12/31/2012	MYC	6,300	(9)	0	(9)
Pay	EUROJETCOCAL12 Index		20.440	12/31/2012	MYC	7,200	(10)	0	(10)
Pay	GOCOCAL CAL12 Index		15.625	12/31/2012	MYC	18,900	(78)	0	(78)
Pay	GOCOCAL CAL12 Index		15.650	12/31/2012	BRC	9,000	(37)	0	(37)
Pay	GOCOCAL CAL12 Index		15.650	12/31/2012	MYC	21,600	(89)	0	(89)
Pay	Gold 100 oz. December Futures		1,770.800	12/28/2012	DUB	17,710	(55)	0	(55)
Receive	KCBT Hard Red Winter Wheat December Futures		925.750	11/23/2012	AZD	7,705,000	135	0	135
Pay	London Gold Market Fixing Ltd. PM		1,614.238	10/10/2012	GST	4,200	(679)	0	(679)
Receive	London Platinum Markets Fixing Ltd. PM		1,401.570	10/09/2012	DUB	10,000	2,664	0	2,664
Receive	London Platinum Markets Fixing Ltd. PM		1,397.638	10/10/2012	GST	600	162	0	162
Receive	London Platinum Markets Fixing Ltd. PM		1,403.595	10/10/2012	GST	4,200	1,110	0	1,110
Pay	LSFOCOCAL12 Index		8.150	12/31/2012	MYC	25,200	(98)	0	(98)
Pay	LSFOCOCAL12 Index		7.716	12/31/2012	MYC	22,050	(76)	0	(76)
Pay	LSFOCOCAL12 Index		7.635	12/31/2012	BRC	10,500	(36)	0	(36)
Receive	NGCAL19 Index		7.200	12/31/2019	DUB	660,000	(1,183)	0	(1,183)
Receive	NYMEX Platinum October Futures		1,424.500	10/29/2012	DUB	17,710	4,264	0	4,264
Receive	NYSE Liffe Euro-Mill Wheat November Futures	EUR	209.000	10/19/2012	DUB	15,000	1,094	0	1,094
Receive	NYSE Liffe Euro-Mill Wheat November Futures		213.000	10/19/2012	DUB	10,000	678	0	678
Receive	NYSE Liffe Euro-Mill Wheat November Futures		219.000	10/19/2012	DUB	7,500	451	0	451
Receive	NYSE Liffe Euro-Mill Wheat November Futures		222.000	10/19/2012	DUB	5,000	281	0	281
Pay	NYSE Liffe Euro-Mill Wheat November Futures		259.800	10/19/2012	DUB	37,500	(287)	0	(287)
Receive	NYSE Liffe Euro-Mill Wheat November Futures	$	276.450	11/05/2012	AZD	12,500	814	0	814

							$9,388	$0	$9,388

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Credit Agricole S.A.	MYC	(1.000%	)	03/20/2014	1.326%	$	10,800	$48	$424	$(376)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	3.819%		2,000	37	(4)	41

								$85	$420	$(335)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets America, Inc.	DUB	1.000%	12/20/2013	0.229%	$	1,800	$18	$16	$2
Japan Government International Bond	DUB	1.000%	12/20/2015	0.459%		200	4	4	0
Japan Government International Bond	GST	1.000%	12/20/2015	0.459%		2,100	37	45	(8)
Japan Government International Bond	HUS	1.000%	06/20/2016	0.572%		6,300	102	0	102
Japan Government International Bond	RYL	1.000%	12/20/2015	0.459%		400	7	9	(2)
Morgan Stanley	CBK	1.000%	06/20/2013	0.919%		1,200	1	(71)	72
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.041%		1,000	(1)	(32)	31
SLM Corp.	BOA	5.000%	03/20/2016	2.604%		1,400	113	5	108
SLM Corp.	GST	5.000%	03/20/2016	2.604%		600	48	2	46
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	2.623%	JPY	50,000	(2)	(96)	94
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.229%	$	3,300	83	78	5

							$410	$(40)	$450

62	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS	BRL	312,500	$5,164	$1,117	$4,047
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		13,400	245	52	193
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BRC	$	2,700	(5)	(2)	(3)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		20,900	145	127	18

							$5,549	$1,294	$4,255

Total Return Swaps on Indices
Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	CSIXTR Index	46,498	3-Month U.S. Treasury Bill rate plus a specified spread	$	277,870	10/10/2012	BRC	$5,648
Receive	CSIXTR Index	311,057	3-Month U.S. Treasury Bill rate plus a specified spread		1,921,198	02/15/2013	FBF	(24,706)
Pay	CSIXTR Index	14,159	3-Month U.S. Treasury Bill rate plus a specified spread		87,454	02/15/2013	FBF	1,124
Pay	DJUBSHG Index	18,947	0.000%		7,485	02/15/2013	FBF	67
Receive	SPGCICP Index	10,141	0.000%		7,463	02/15/2013	FBF	(79)
Receive	CSIXTR Index	118,045	3-Month U.S. Treasury Bill rate plus a specified spread		705,424	10/29/2012	GLM	14,354
Receive	CSIXTR Index	325,767	3-Month U.S. Treasury Bill rate plus a specified spread		2,052,938	02/15/2013	JPM	(66,753)
Pay	CSIXTR Index	11,114	3-Month U.S. Treasury Bill rate plus a specified spread		70,041	02/15/2013	JPM	1,450
Receive	DJUBSF1T Index	869,707	3-Month U.S. Treasury Bill rate plus a specified spread		486,609	02/15/2013	JPM	(10,488)
Pay	DJUBSTR Index	5,544,225	3-Month U.S. Treasury Bill rate plus a specified spread		1,695,375	02/15/2013	JPM	39,189
Receive	JMCU3A3T Index	960,078	3-Month U.S. Treasury Bill rate plus a specified spread		427,950	02/15/2013	JPM	(10,912)
Receive	JMCU3A5T Index	5,186,773	3-Month U.S. Treasury Bill rate plus a specified spread		779,041	02/15/2013	JPM	(18,422)
Pay	DJUBHGTR Index	35,764	3-Month U.S. Treasury Bill rate plus a specified spread		28,450	02/15/2013	MYC	255
Receive	MOTC3112 Index	5,642	3-Month U.S. Treasury Bill rate plus a specified spread		28,260	02/15/2013	MYC	(318)
Receive	DJUBSF3T Index	140,508	3-Month U.S. Treasury Bill rate plus a specified spread		89,997	02/15/2013	SOG	(210)
Pay	DJUBSTR Index	304,251	3-Month U.S. Treasury Bill rate plus a specified spread		91,009	02/15/2013	SOG	123

								$(69,677)

Variance Swaps

Pay/Receive Variance	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	CBOT Corn May Futures	$0.098	04/26/2013	DUB	$	4,790	$(138)	$0	$(138)
Receive	CBOT Corn May Futures	0.098	04/26/2013	JPM		3,200	(92)	0	(92)
Pay	DJUBS Index	0.036	11/29/2012	GST		10,500	74	0	74
Receive	LME Copper June Futures	0.111	06/04/2014	DUB		11,000	(303)	0	(303)
Pay	London Gold Market Fixing Ltd. PM	0.052	02/19/2013	MYC		51,940	537	0	537
Pay	London Gold Market Fixing Ltd. PM	0.051	02/20/2013	JPM		23,930	224	0	224
Pay	London Gold Market Fixing Ltd. PM	0.052	02/20/2013	GST		17,200	177	0	177
Pay	London Gold Market Fixing Ltd. PM	0.052	02/20/2013	JPM		21,810	232	0	232
Pay	London Gold Market Fixing Ltd. PM	0.051	02/26/2013	GST		16,010	129	0	129
Pay	London Gold Market Fixing Ltd. PM	0.055	02/26/2013	GST		6,320	80	0	80
Pay	London Gold Market Fixing Ltd. PM	0.052	03/07/2013	DUB		29,160	225	0	225
Pay	London Gold Market Fixing Ltd. PM	0.055	03/12/2013	BRC		12,900	126	0	126
Pay	London Gold Market Fixing Ltd. PM	0.063	05/24/2013	GST		14,560	352	0	352
Pay	London Gold Market Fixing Ltd. PM	0.063	05/28/2013	DUB		11,310	271	0	271
Pay	London Gold Market Fixing Ltd. PM	0.068	05/31/2013	GST		10,730	312	0	312
Pay	London Gold Market Fixing Ltd. PM	0.089	06/04/2014	DUB		12,310	369	0	369
Pay	London Gold Market Fixing Ltd. PM	0.076	09/30/2014	JPM		9,110	0	0	0
Receive	London Platinum Markets Fixing Ltd. PM	0.068	05/24/2013	GST		13,950	(190)	0	(190)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	63

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

Variance Swaps (Cont.)

Pay/Receive Variance	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	London Platinum Markets Fixing Ltd. PM	$0.069	05/28/2013	DUB	$	10,793	$(147)	$0	$(147)
Receive	London Platinum Markets Fixing Ltd. PM	0.074	05/31/2013	GST		10,220	(193)	0	(193)
Pay	NYMEX WTI Crude December Futures	0.137	11/13/2012	DUB		6,757	487	0	487
Pay	NYMEX WTI Crude November Futures	0.123	10/17/2012	DUB		4,960	283	0	283
Pay	S&P 500 Index	0.073	12/20/2013	GST		14,000	259	0	259
Pay	S&P 500 Index	0.075	12/20/2013	BRC		12,200	248	0	248
Receive	S&P GSCI Crude Oil Index	0.152	11/13/2012	DUB		6,410	(495)	0	(495)

							$2,827	$0	$2,827

(k)	Purchased options outstanding on September 30, 2012:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts/ Notional Amount	Cost	Market Value
Call - NYMEX Brent Crude December Futures	—	$117.000	11/15/2013	548	$2,062	$1,814
Call - NYMEX Brent Crude March Futures	—	130.000	02/08/2013	902	2,663	1,750
Call - OTC Brent Crude March Futures	JPM	130.000	02/08/2013	$7,500	206	132
Put - OTC Heating Oil December Futures	GST	250.000	11/27/2012	12,978	542	62
Put - OTC Heating Oil March Futures	BOA	250.000	02/25/2013	21,000	840	802
Put - OTC Heating Oil March Futures	JPM	250.000	02/25/2013	32,634	1,444	1,247
Put - OTC Heating Oil March Futures	MYC	250.000	02/25/2013	6,678	267	255
Put - OTC LME Copper May Future	DUB	7,250.000	05/01/2013	563	1,786	1,811
Call - OTC WTI Crude December Futures	DUB	130.000	11/15/2013	29,100	2,095	521
Call - OTC WTI Crude December Futures	FBF	120.000	11/17/2014	25,000	2,000	940
Call - OTC WTI Crude December Futures	JPM	130.000	11/15/2013	4,900	342	88
Call - OTC WTI Crude December Futures	SOG	130.000	11/17/2014	16,500	1,320	437
Call - OTC WTI Crude December Futures	UAG	130.000	11/15/2013	25,000	1,870	447

					$17,437	$10,306

Straddle Options
Description	Counterparty	Exercise Level (5)	Expiration Date	Notional Amount		Cost (5)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	$	5,200	$ 434	$395

(5)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(l)	Written options outstanding on September 30, 2012:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts/ Notional Amount	Premium	Market Value
Put - CBOT Corn December Futures	—	$650.000	11/23/2012	1,344	$1,181	$(160)
Call - CBOT Soybean March Futures	—	1,900.000	02/22/2013	330	874	(377)
Call - CBOT Soybean May Futures	—	1,600.000	04/26/2013	125	368	(491)
Put - CBOT Wheat December Futures	—	760.000	11/23/2012	262	197	(28)
Put - CMX Gold 100 oz. November Futures	—	1,680.000	10/25/2012	75	166	(32)
Call - CMX Gold 100 oz. November Futures	—	1,800.000	10/25/2012	74	151	(141)
Put - NYMEX Brent Crude December Futures	—	77.000	11/15/2013	548	2,651	(2,855)
Put - NYMEX Brent Crude June Futures	—	90.000	05/13/2013	450	2,040	(1,836)
Put - NYMEX Brent Crude March Futures	—	90.000	02/08/2013	902	2,692	(1,876)
Call - OTC Brent Crude December Futures	DUB	140.000	11/11/2013	$29,100	1,696	(722)
Call - OTC Brent Crude December Futures	FBF	126.000	11/10/2014	25,000	2,075	(1,295)
Put - OTC Brent Crude December Futures	GST	86.000	11/12/2012	30,900	650	(40)
Call - OTC Brent Crude December Futures	JPM	140.000	11/11/2013	4,900	353	(122)
Call - OTC Brent Crude December Futures	SOG	140.000	11/10/2014	16,500	1,336	(516)
Call - OTC Brent Crude December Futures	UAG	140.000	11/11/2013	25,000	1,940	(620)
Put - OTC Brent Crude March Futures	BOA	87.000	02/08/2013	50,000	1,020	(790)
Call - OTC Brent Crude March Futures	GST	130.000	02/08/2013	7,500	215	(132)
Put - OTC Brent Crude March Futures	JPM	87.000	02/08/2013	77,700	1,685	(1,228)
Put - OTC Brent Crude March Futures	MYC	87.000	02/08/2013	15,900	312	(251)
Call - OTC DJUBS Index October Futures	BOA	152.500	10/31/2012	1,930,000	135	(135)
Put - OTC Soybean November Futures	DUB	1,240.000	10/26/2012	240	318	0

					$22,055	$(13,647)

64	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$	4,000	$0	$(18)
Put - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		4,000	0	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		3,100	0	(14)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		3,100	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012		6,600	0	(91)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012		6,600	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012		7,800	0	(85)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		7,800	0	0
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		30,100	355	(1,187)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		30,100	566	(16)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		94,000	1,108	(3,706)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		94,000	1,832	(52)

								$3,861	$(5,169)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$	900	$12	$(1)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020		10,000	98	(23)

							$110	$(24)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount		Premium
Balance at 03/31/2012	18,027	$	438,500	$	20,168
Sales	109,754,109		0		22,932
Closing Buys	(90,454,961)		(136,400)		(16,204)
Expirations	0		0		0
Exercised	(10,000)		0		(870)

Balance at 09/30/2012	19,307,175	$	302,100	$	26,026

(m)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	8,837	$	9,115	BOA	$0	$(45)	$(45)
10/2012	BRL	8,256		4,069	UAG	0	(4)	(4)
10/2012	CAD	777		789	BPS	0	(1)	(1)
10/2012	EUR	47,442		60,963	BOA	0	(2)	(2)
10/2012		39,992		51,470	BPS	78	0	78
10/2012		13,960		17,989	BRC	50	0	50
10/2012		43,065		55,804	CBK	463	0	463
10/2012		24,306		30,407	GLM	0	(828)	(828)
10/2012		43,500		56,141	JPM	242	0	242
10/2012		30,512		39,472	RYL	262	0	262
10/2012		25,607		31,550	UAG	0	(1,361)	(1,361)
10/2012	GBP	4,182		6,614	GLM	0	(139)	(139)
10/2012	SGD	9		7	RYL	0	0	0
10/2012	$	4,026	BRL	8,256	UAG	47	0	47
10/2012		5,210	CAD	5,110	MSC	0	(12)	(12)
10/2012		99	EUR	76	BPS	0	(1)	(1)
10/2012		1,957		1,490	CBK	0	(42)	(42)
10/2012		5,509		4,403	DUB	149	0	149
10/2012		1,625		1,293	FBF	36	0	36
10/2012		225,257		179,501	HUS	5,410	0	5,410
10/2012		62,662		48,586	JPM	8	(235)	(227)
10/2012		1,773		1,406	RBC	35	(2)	33
10/2012		3,095		2,420	UAG	14	0	14
10/2012		6,771	GBP	4,182	HUS	0	(18)	(18)
11/2012	EUR	5,702	$	7,333	BRC	4	0	4
11/2012		37,047		47,827	JPM	206	0	206
11/2012	GBP	4,182		6,771	HUS	18	0	18
11/2012	MXN	133,763		10,074	CBK	0	(260)	(260)
11/2012		52,380		3,940	UAG	0	(106)	(106)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	65

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
11/2012	$	60,983	EUR	47,442	BOA	$1	$0	$1
11/2012		51,485		39,992	BPS	0	(78)	(78)
11/2012		55,820		43,065	CBK	0	(463)	(463)
11/2012		56,158		43,500	JPM	0	(241)	(241)
11/2012		4,472		3,451	UAG	0	(36)	(36)
12/2012	BRL	8,256	$	3,989	UAG	0	(53)	(53)
12/2012	CAD	1,224		1,248	BPS	6	0	6
12/2012		7,719		7,969	CBK	132	0	132
12/2012		29,749		30,463	DUB	257	0	257
12/2012		25,318		25,992	HUS	285	0	285
12/2012		1,251		1,287	RYL	17	0	17
12/2012	MXN	196,966		14,787	CBK	0	(404)	(404)
12/2012		8,005		601	FBF	0	(17)	(17)
12/2012		284,545		21,376	MSC	0	(563)	(563)
12/2012	$	2,729	CAD	2,674	BPS	0	(14)	(14)
12/2012		1,659		1,623	CBK	0	(11)	(11)
12/2012		1,021		998	DUB	0	(7)	(7)
12/2012		1,705		1,672	UAG	0	(7)	(7)
12/2012		813	MXN	11,004	HUS	37	0	37
02/2013	CNY	48	$	8	JPM	0	0	0

						$7,757	$(4,950)	$2,807

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$3,476	$0	$3,476
Corporate Bonds & Notes
Banking & Finance	0	288,888	4,024	292,912
Industrials	0	11,354	465	11,819
Utilities	0	13,247	0	13,247
U.S. Government Agencies	0	1,028,606	49,013	1,077,619
U.S. Treasury Obligations	0	297,553	0	297,553
Mortgage-Backed Securities	0	317,108	0	317,108
Asset-Backed Securities	0	132,604	2,474	135,078
Sovereign Issues	0	46,417	0	46,417
Short-Term Instruments
Certificates of Deposit	0	30,517	0	30,517
Commercial Paper	13,647	22,118	0	35,765
Repurchase Agreements	0	111,774	0	111,774
Short-Term Notes	0	353,963	0	353,963
Mexico Treasury Bills	0	52,695	0	52,695
U.S. Treasury Bills	0	929,051	0	929,051
PIMCO Short-Term Floating NAV Portfolios	1,247,124	0	0	1,247,124

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Purchased Options
Commodity Contracts	$3,564	$6,742	$0	$10,306
Interest Rate Contracts	0	0	395	395
	$1,264,335	$3,646,113	$56,371	$4,966,819

Financial Derivative Instruments (2) - Assets
Commodity Contracts	28,148	81,682	0	109,830
Credit Contracts	0	503	0	503
Equity Contracts	0	507	0	507
Foreign Exchange Contracts	0	7,754	0	7,754
Interest Rate Contracts	705	4,558	0	5,263
	$28,853	$95,004	$0	$123,857

Financial Derivative Instruments (2) - Liabilities
Commodity Contracts	(30,306)	(145,304)	(64)	(175,674)
Credit Contracts	0	(387)	0	(387)
Foreign Exchange Contracts	0	(4,947)	0	(4,947)
Interest Rate Contracts	0	(5,172)	(24)	(5,196)
	$(30,306)	$(155,810)	$(88)	$(186,204)

Totals	$1,262,882	$3,585,307	$56,283	$4,904,472

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

66	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$3,969	$0	$0	$(11)	$0	$66	$0	$0	$4,024	$66
Industrials	487	0	(24)	0	0	2	0	0	465	4
U.S. Government Agencies	1,890	47,209	(85)	0	0	(1)	0	0	49,013	0
Mortgage-Backed Securities	458	0	(500)	0	8	34	0	0	0	0
Asset-Backed Securities	27,540	2,624	(7,877)	41	92	139	0	(20,085)	2,474	1
Purchased Options
Commodity Contracts	6	0	0	0	(1,635)	1,629	0	0	0	0
Interest Rate Contracts	0	434	0	0	0	(39)	0	0	395	(39)

	$34,350	$50,267	$(8,486)	$30	$(1,535)	$1,830	$0	$(20,085)	$56,371	$32

Financial Derivative Instruments (2) - Liabilities
Commodity Contracts	140	1,179	0	0	1,106	(2,489)	0	0	(64)	(1,928)
Interest Rate Contracts	(30)	0	0	0	0	6	0	0	(24)	6

	$110	$1,179	$0	$0	$1,106	$(2,483)	$0	$0	$(88)	$(1,922)

Totals	$34,460	$51,446	$(8,486)	$30	$(429)	$(653)	$0	$(20,085)	$56,283	$(1,890)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$4,024	Benchmark Pricing	Base Price	100.63
Industrials	465	Third Party Vendor	Broker Quote	109.25
U.S. Government Agencies	47,203	Benchmark Pricing	Base Price	100.43
	1,810	Third Party Vendor	Broker Quote	100.75
Asset-Backed Securities	2,474	Benchmark Pricing	Base Price	95.77-97.80
Purchased Options
Interest Rate Contracts	395	Indicative Market Quotations	Broker Quote	7.60

Financial Derivative Instruments (2) - Liabilities
Commodity Contracts	(64)	Indicative Market Quotations	Broker Quote	(0.86)
Interest Rate Contracts	(24)	Indicative Market Quotations	Broker Quote	0.15-0.23

Total	$56,283

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$10,306	$0	$0	$0	$395	$10,701
Variation margin receivable on financial derivative instruments (2)	3,518	0	0	0	0	3,518
Unrealized appreciation on foreign currency contracts	0	0	0	7,757	0	7,757
Unrealized appreciation on OTC swap agreements	81,681	501	507	0	4,258	86,947

	$95,505	$501	$507	$7,757	$4,653	$108,923

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	67

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

September 30, 2012 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Liabilities:
Written options outstanding	$13,647	$0	$0	$0	$5,193	$18,840
Variation margin payable on financial derivative instruments (2)	7,332	0	0	0	79	7,411
Unrealized depreciation on foreign currency contracts	0	0	0	4,950	0	4,950
Unrealized depreciation on OTC swap agreements	139,650	386	0	0	3	140,039

	$160,629	$386	$0	$4,950	$5,275	$171,240

The Effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$(3,214)	$0	$0	$0	$(199)	$(3,413)
Net realized (loss) on futures contracts	(12,254)	0	0	0	0	(12,254)
Net realized gain (loss) on written options	4,840	0	0	0	(193)	4,647
Net realized gain on swaps	75,740	63	0	0	449	76,252
Net realized gain on foreign currency transactions	0	0	0	7,932	0	7,932

	$65,112	$63	$0	$7,932	$57	$73,164

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$(276)	$0	$0	$0	$(39)	$(315)
Net change in unrealized appreciation on futures contracts	6,094	0	0	0	705	6,799
Net change in unrealized appreciation (depreciation) on written options	3,019	0	0	0	(1,506)	1,513
Net change in unrealized appreciation (depreciation) on swaps	(25,107)	(39)	507	0	3,962	(20,677)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	303	0	303

	$(16,270)	$(39)	$507	$303	$3,122	$(12,377)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $6,477 and open centrally cleared swaps cumulative appreciation of $301 as reported in the Notes to Consolidated Schedule of Investments.

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
	PIMCO CommoditiesPLUS® Strategy Fund			PIMCO Cayman Commodity Fund III, Ltd. (Subsidiary)
AZD	$0	$0	$0	$1,033	$(1,690)	$(657)
BOA	(722)	980	258	666	(960)	(294)
BPS	145	0	145	(10)	0	(10)
BRC	44	0	44	6,343	(1,700)	4,643
CBK	(1,870)	1,699	(171)	80	0	80
DUB	(4,086)	3,845	(241)	11,363	(7,420)	3,943
FBF	(1,229)	1,234	5	(22,618)	36,311	13,693
GLM	(967)	982	15	14,354	20,239	34,593
GST	27	0	27	1,523	(2,500)	(977)
HUS	5,548	(5,300)	248	5,695	(5,930)	(235)
JPM	(1,077)	1,149	72	(64,412)	79,698	15,286
MSC	(575)	532	(43)	0	0	0
MYC	(129)	0	(129)	(155)	515	360
RBC	(2)	0	(2)	35	0	35
RYL	72	0	72	214	0	214
SOG	(42)	0	(42)	(87)	0	(87)
UAG	(1,650)	1,834	184	(29)	0	(29)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The Fund and subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

(q)	Securities with an aggregate market value of $320 have been pledged as collateral as of September 30, 2012 for repurchase agreements as governed by Master Repurchase Agreements.

68	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.6%

BANKING & FINANCE 0.6%
BNP Paribas S.A.
1.358% due 01/10/2014	$250	$250
HSBC Bank PLC
1.255% due 01/17/2014	250	251

Total Corporate Bonds & Notes (Cost $492)		501

U.S. GOVERNMENT AGENCIES 2.4%
Fannie Mae
0.500% due 05/27/2015	2,000	2,008

Total U.S. Government Agencies (Cost $1,995)		2,008

U.S. TREASURY OBLIGATIONS 38.2%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016	727	770
0.125% due 04/15/2017	5,952	6,415
0.125% due 01/15/2022	405	442
0.125% due 07/15/2022	10,561	11,552
0.625% due 07/15/2021 (g)	4,066	4,656
1.375% due 01/15/2020	1,060	1,269
2.375% due 01/15/2025 (h)	2,674	3,636
3.625% due 04/15/2028	2,125	3,378

Total U.S. Treasury Obligations (Cost $31,206)		32,118

MORTGAGE-BACKED SECURITIES 2.3%
Banc of America Commercial Mortgage Trust
5.893% due 06/10/2049	300	346
Banc of America Large Loan Trust
0.971% due 08/15/2029	300	292
Commercial Mortgage Pass-Through Certificates
2.365% due 02/10/2029	500	526
GS Mortgage Securities Corp.
4.608% due 01/10/2040	74	75
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	300	349
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	300	340

Total Mortgage-Backed Securities (Cost $1,897)		1,928

ASSET-BACKED SECURITIES 1.0%
Avalon Capital Ltd.
0.701% due 02/24/2019	294	289

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Galaxy CLO Ltd.
0.691% due 04/25/2019		$296	$286
Wood Street CLO BV
0.696% due 03/29/2021	EUR	227	282

Total Asset-Backed Securities (Cost $845)			857

SOVEREIGN ISSUES 8.9%
Australia Government CPI Linked Bond
1.250% due 02/21/2022	AUD	1,000	1,126
4.000% due 08/20/2015		1,000	1,890
Denmark Government International Bond
0.100% due 11/15/2023 (b)	DKK	3,065	563
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (b)	EUR	1,060	1,209
Mexico Government International Bond
2.500% due 12/10/2020 (b)	MXN	22,105	1,896
South Africa Government International Bond
2.750% due 01/31/2022 (b)	ZAR	5,579	760

Total Sovereign Issues (Cost $6,972)			7,444

		SHARES
MUTUAL FUNDS (c)(d) 15.3%
PIMCO Emerging Markets Currency Fund		1,227,133	12,873

Total Mutual Funds (Cost $12,584)			12,873

REAL ESTATE INVESTMENT TRUSTS 0.5%
Entertainment Properties Trust		4,830	215
ProLogis, Inc.		6,289	220

Total Real Estate Investment Trusts (Cost $400)			435

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 31.2%

COMMERCIAL PAPER 0.3%
Santander Commercial Paper S.A
2.200% due 04/02/2013		$300	297

REPURCHASE AGREEMENTS 2.0%
Credit Suisse Securities (USA) LLC
0.280% due 10/01/2012		700	700
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 3.125% due 01/31/2017 valued at $717. Repurchase proceeds are $700.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Street Bank and Trust Co.
0.010% due 10/01/2012	$967	$967
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $993. Repurchase proceeds are $967.)

		1,667

SHORT-TERM NOTES 5.3%
Fannie Mae
0.162% due 02/20/2013	1,700	1,700
0.178% due 02/20/2013	300	300
0.183% due 08/01/2013	300	300
Freddie Mac
0.162% due 02/19/2013 - 02/25/2013	2,200	2,199

		4,499

U.S. TREASURY BILLS 5.6%
0.153% due 02/14/2013 - 08/22/2013 (a)(f)(g)	4,700	4,695

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (c) 18.0%
PIMCO Short-Term Floating NAV Portfolio	2,759	28
PIMCO Short-Term Floating NAV Portfolio III	1,511,069	15,115

		15,143

Total Short-Term Instruments (Cost $26,300)		26,301

PURCHASED OPTIONS (j) 0.2%
(Cost $370)		129

Total Investments 100.6% (Cost $83,061)		$84,594

Written Options (k) (0.1%) (Premiums $309)		(118)

Other Assets and Liabilities (Net) (0.5%)		(404)

Net Assets 100.0%		$84,072

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Fund.
(d)	Institutional Class Shares of each Fund.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $398 at a weighted average interest rate of 0.208%.
(f)	Securities with an aggregate market value of $300 have been pledged as collateral as of September 30, 2012 for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	69

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

(g)	Securities with an aggregate market value of $600 and cash of $56 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Brent Crude December Futures	Short	11/2013	23	$56
Brent Crude March Futures	Short	02/2013	4	4
Corn December Futures	Short	12/2012	9	(58)
Euro-Mill Wheat January Futures	Long	01/2013	81	69
Euro-Mill Wheat November Futures	Long	11/2013	22	16
Gold 100 oz. December Futures	Long	12/2012	14	51
Natural Gas April Futures	Long	03/2013	1	2
Natural Gas January Futures	Short	12/2012	1	(1)
Platinum January Futures	Long	01/2013	17	33
Red Spring Wheat December Futures	Long	12/2012	12	83
Soybean May Futures	Long	05/2013	3	(14)
Soybean November Futures	Long	11/2012	4	(1)
Sugar No. 11 March Futures	Short	02/2013	8	0
Wheat December Futures	Long	12/2012	34	53
Wheat December Futures	Short	12/2012	72	(359)
Wheat December Futures	Short	12/2013	8	(21)
Wheat March Futures	Short	03/2013	4	(1)
White Sugar March Futures	Long	02/2013	8	4
WTI Crude December Futures	Long	11/2013	23	(65)

				$(149)

(h)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $197 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.500%	12/19/2042	$	1,500	$43	$(11)

(i)	OTC swap agreements outstanding on September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.825%	01/02/2015	HUS	BRL	5,000	$32	$29	$3
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS	$	1,500	10	11	(1)

							$42	$40	$2

Total Return Swaps on Indices (Commodities and Equities)
Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DWRTFT Index	126	1-Month USD-LIBOR plus a specified spread	$	790	11/30/2012	BOA	$(16)
Receive	DWRTFT Index	81	1-Month USD-LIBOR plus a specified spread		500	12/31/2012	BOA	(1)
Receive	ENHGD84T Index	2,333	3-Month U.S. Treasury Bill rate plus a specified spread		5,930	10/10/2012	BRC	121
Receive	DJUBSGC Index	27,172	0.160%		6,033	02/15/2013	DUB	63
Receive	JMCU3A3T Index	23,254	3-Month U.S. Treasury Bill rate plus a specified spread		10,365	02/15/2013	JPM	(230)
Receive	JMCU3A5T Index	5,157	3-Month U.S. Treasury Bill rate plus a specified spread		775	02/15/2013	JPM	(18)
Receive	DWRTFT Index	58	1-Month USD-LIBOR plus a specified spread		366	01/31/2013	RYL	(7)
Receive	DWRTFT Index	389	1-Month USD-LIBOR plus a specified spread		2,446	02/28/2013	RYL	(39)
Receive	DWRTFT Index	564	1-Month USD-LIBOR plus a specified spread		3,544	08/30/2013	RYL	(71)
Receive	DWRTFT Index	210	1-Month USD-LIBOR plus a specified spread		1,290	09/30/2013	RYL	4

								$(194)

Variance Swaps

Pay/Receive Variance	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	CBOT Corn May Futures	$0.098	04/26/2013	JPM	$	100	$(2)	$0	$(2)
Pay	DJUBS Index	0.036	11/29/2012	GST		100	1	0	1
Pay	London Gold Market Fixing Ltd. PM	0.051	02/20/2013	JPM		620	6	0	6
Pay	London Gold Market Fixing Ltd. PM	0.052	02/20/2013	JPM		700	7	0	7

70	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Variance Swaps (Cont.)

Pay/Receive Variance	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	London Gold Market Fixing Ltd. PM	$0.051	02/26/2013	GST	$	220	$2	$0	$2
Pay	London Gold Market Fixing Ltd. PM	0.050	02/28/2013	GST		310	2	0	2
Pay	London Gold Market Fixing Ltd. PM	0.052	03/07/2013	DUB		150	1	0	1
Pay	London Gold Market Fixing Ltd. PM	0.055	03/12/2013	BRC		490	5	0	5
Pay	London Gold Market Fixing Ltd. PM	0.076	09/30/2014	JPM		450	0	0	0
Pay	NYMEX WTI Crude November Futures	0.123	10/17/2012	DUB		80	5	0	5
Pay	S&P 500 Index	0.073	12/20/2013	GST		200	4	0	4
Pay	S&P 500 Index	0.075	12/20/2013	BRC		90	1	0	1

							$32	$0	$32

(j)	Purchased options outstanding on September 30, 2012:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts/ Notional Amount	Cost	Market Value
Call - NYMEX Brent Crude December Futures	—	$117.000	11/15/2013	7	$26	$23
Call - NYMEX Brent Crude March Futures	—	130.000	02/08/2013	10	30	20
Put - OTC Heating Oil March Futures	JPM	250.000	02/25/2013	$294	13	11
Put - OTC Heating Oil March Futures	MYC	250.000	02/25/2013	84	3	3
Put - OTC LME Copper May Future	DUB	7,250.000	05/01/2013	5	16	16

					$88	$73

Options on Exchange-Traded Futures Contracts
Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CME E-mini S&P 500 Index December Futures	1,250.000	12/21/2012	95	$256	$33

Straddle Options
Description	Counterparty	Exercise Level (1)	Expiration Date	Notional Amount		Cost (1)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	$	100	$9	$8
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012		200	17	15

						$26	$23

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(k)	Written options outstanding on September 30, 2012:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts/ Notional Amount	Premium	Market Value
Put - CBOT Corn December Futures	—	$650.000	11/23/2012	30	$27	$(4)
Call - CBOT Corn December Futures	—	900.000	11/23/2012	1	2	0
Put - CBOT Wheat December Futures	—	760.000	11/23/2012	3	2	0
Put - CMX Gold 100 oz. November Futures	—	1,680.000	10/25/2012	2	4	(1)
Call - CMX Gold 100 oz. November Futures	—	1,800.000	10/25/2012	5	10	(10)
Put - NYMEX Brent Crude December Futures	—	77.000	11/15/2013	7	34	(36)
Put - NYMEX Brent Crude June Futures	—	90.000	05/13/2013	4	18	(16)
Put - NYMEX Brent Crude March Futures	—	90.000	02/08/2013	10	30	(21)
Put - OTC Brent Crude March Futures	JPM	87.000	02/08/2013	$700	15	(11)
Put - OTC Brent Crude March Futures	MYC	87.000	02/08/2013	200	4	(3)
Call - OTC DJUBS Index October Futures	BOA	152.500	10/31/2012	20,000	2	(2)

					$148	$(104)

Options on Exchange-Traded Futures Contracts
Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CME E-mini S&P 500 Index December Futures	1,150.000	12/21/2012	95	$161	$(14)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	71

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Premium
Balance at 03/31/2012	180	$131
Sales	1,350,616	349
Closing Buys	(1,150,630)	(171)
Expirations	0	0
Exercised	0	0

Balance at 09/30/2012	200,166	$309

(l)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	2,957	$	3,050	BOA	$0	$(15)	$(15)
10/2012	BRL	542		263	BRC	0	(4)	(4)
10/2012		12		6	UAG	0	0	0
10/2012	EUR	351		451	BOA	0	0	0
10/2012		515		652	BPS	1	(11)	(10)
10/2012		318		412	CBK	3	0	3
10/2012		89		112	HUS	0	(2)	(2)
10/2012		322		416	JPM	2	0	2
10/2012		152		195	RYL	0	0	0
10/2012		2,291		2,920	UAG	0	(25)	(25)
10/2012	$	80	AUD	79	RYL	2	0	2
10/2012		270	BRL	553	UAG	3	0	3
10/2012		1,702	EUR	1,323	BPS	0	(2)	(2)
10/2012		807		643	CBK	19	0	19
10/2012		160		124	HUS	0	(1)	(1)
10/2012		808		643	JPM	18	0	18
10/2012		196		152	RYL	0	0	0
10/2012	ZAR	6,088	$	734	BRC	5	0	5
11/2012	DKK	1,622		272	BRC	0	(8)	(8)
11/2012		1,622		272	DUB	0	(8)	(8)
11/2012	EUR	41		53	CBK	0	0	0
11/2012	$	451	EUR	351	BOA	0	0	0
11/2012		380		295	BPS	0	(1)	(1)
11/2012		412		318	CBK	0	(3)	(3)
11/2012		416		322	JPM	0	(2)	(2)
12/2012	BRL	456	$	220	UAG	0	(3)	(3)
12/2012	CAD	18		18	UAG	0	0	0
12/2012	GBP	205		328	JPM	0	(3)	(3)
12/2012		20		32	RYL	0	0	0
12/2012	MXN	22,338		1,650	HUS	0	(75)	(75)
12/2012	$	328	GBP	205	UAG	3	0	3
12/2012		24	JPY	1,856	FBF	0	0	0
12/2012		17	MXN	234	UAG	1	0	1
01/2013		8	CLP	3,773	DUB	0	0	0
01/2013		10		4,930	HUS	0	0	0
02/2013	CNY	653	$	102	JPM	0	0	0

						$57	$(163)	$(106)

(m)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$501	$0	$501
U.S. Government Agencies	0	2,008	0	2,008
U.S. Treasury Obligations	0	32,118	0	32,118
Mortgage-Backed Securities	0	1,928	0	1,928
Asset-Backed Securities	0	857	0	857
Sovereign Issues	0	7,444	0	7,444
Mutual Funds	12,873	0	0	12,873
Real Estate Investment Trusts	435	0	0	435

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Short-Term Instruments
Commercial Paper	$297	$0	$0	$297
Repurchase Agreements	0	1,667	0	1,667
Short-Term Notes	0	4,499	0	4,499
U.S. Treasury Bills	0	4,695	0	4,695
PIMCO Short-Term Floating NAV Portfolios	15,143	0	0	15,143
Purchased Options
Commodity Contracts	43	30	0	73
Equity Contracts	33	0	0	33
Interest Rate Contracts	0	0	23	23
	$28,824	$55,747	$23	$84,594

72	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Assets
Commodity Contracts	$371	$212	$0	$583
Equity Contracts	0	10	0	10
Foreign Exchange Contracts	0	57	0	57
Interest Rate Contracts	0	3	0	3
	$371	$282	$0	$653

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Liabilities
Commodity Contracts	$(610)	$(265)	$0	$(875)
Equity Contracts	(14)	(133)	0	(147)
Foreign Exchange Contracts	0	(163)	0	(163)
Interest Rate Contracts	0	(12)	0	(12)
	$(624)	$(573)	$0	$(1,197)

Totals	$28,571	$55,456	$23	$84,050

(ii) As of September 30, 2012, assets and liabilities valued at $19 were transferred from Level 2 to Level 1 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (3)
Purchased Options
Interest Rate Contracts	$0	$26	$0	$0	$0	$(3)	$0	$0	$23	$(3)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Purchased Options
Interest Rate Contracts	$23	Indicative Market Quotations	Broker Quote	7.60

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(n)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$73	$0	$33	$0	$23	$129
Variation margin receivable on financial derivative instruments (2)	29	0	0	0	5	34
Unrealized appreciation on foreign currency contracts	0	0	0	57	0	57
Unrealized appreciation on OTC swap agreements	217	0	5	0	3	225

	$319	$0	$38	$57	$31	$445

Liabilities:
Written options outstanding	$104	$0	$14	$0	$0	$118
Variation margin payable on financial derivative instruments (2)	82	0	0	0	0	82
Unrealized depreciation on foreign currency contracts	0	0	0	163	0	163
Unrealized depreciation on OTC swap agreements	250	0	134	0	1	385

	$436	$0	$148	$163	$1	$748

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	73

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain (loss) on investments (purchased options)	$9	$0	$(40)	$0	$0	$(31)
Net realized gain (loss) on futures contracts	331	0	(129)	0	83	285
Net realized gain (loss) on written options	(8)	0	70	0	(1)	61
Net realized gain (loss) on swaps	1,227	(0)	449	0	(136)	1,540
Net realized gain on foreign currency transactions	0	0	0	17	0	17

	$1,559	$(0)	$350	$17	$(54)	$1,872

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$(15)	$0	$(144)	$0	$(3)	$(162)
Net change in unrealized (depreciation) on futures contracts	(150)	0	0	0	0	(150)
Net change in unrealized appreciation on written options	44	0	143	0	0	187
Net change in unrealized appreciation (depreciation) on swaps	(46)	0	(321)	0	1	(366)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(102)	0	(102)

	$(167)	$0	$(322)	$(102)	$(2)	$(593)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(149) and open centrally cleared swaps cumulative (depreciation) of $(11) as reported in the Notes to Consolidated Schedule of Investments.

(o)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
	PIMCO Inflation Response Multi-Asset Fund			PIMCO Cayman Commodity Fund VII, Ltd. (Subsidiary)
BOA	$(32)	$0	$(32)	$(1)	$0	$(1)
BPS	(2)	0	(2)	0	0	0
BRC	(8)	0	(8)	128	(310)	(182)
CBK	0	0	0	19	0	19
DUB	0	0	0	85	0	85
GST	0	0	0	8	0	8
HUS	(46)	0	(46)	0	0	0
JPM	(14)	0	(14)	(208)	300	92
RYL	(96)	0	(96)	0	0	0
UAG	(22)	0	(22)	0	0	0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The Fund and subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

74	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Notes to Financial Statements

September 30, 2012 (Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”). Information presented in these financial statements pertains to the Institutional Class, Class P, Class D, Class A, Class B, Class C and Class R shares of seven funds (each a “Fund” and collectively the “Funds”) offered by the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the PIMCO Real Income 2019 Fund®, PIMCO Real Income 2029 Fund® and the PIMCO Real Return Asset Fund, are declared and distributed to shareholders quarterly. Dividends from net investment income, if any, of the PIMCO Real Income 2019 Fund®, PIMCO Real Income 2029 Fund® and the PIMCO Real Return Asset Fund are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

The PIMCO Real Income 2019 Fund® and PIMCO Real Income 2029 Fund®s’ distribution strategy is designed to provide a monthly distribution adjusted for inflation until each Fund’s final maturity date. Each Fund’s monthly distribution will primarily consist of its net investment income and will likely include principal from the inflation-indexed bonds that have recently matured or proceeds from the sale of

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	75

Notes to Financial Statements (Cont.)

securities. A portion of a monthly distribution will likely consist of a return of capital to shareholders. This means that over the life of the Fund you will likely receive a portion of your investment back as part of each monthly distribution. This also means that, the closer a new or subsequent investment is to the maturity date of the Fund, the greater the monthly distribution rate will be for that investment. This is because you will receive a greater portion of that investment back in a monthly distribution due to the shorter time horizon.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements and sale-buyback financing transactions, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net assets to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective April 1, 2012, the Funds began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Funds may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedules of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation

76	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2012 (Unaudited)

reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of a Fund’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to Schedule of Investments for each respective Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	77

Notes to Financial Statements (Cont.)

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a

78	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2012 (Unaudited)

pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or

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interest expense, respectively, on the Statements of Operations. As of September 30, 2012, the Funds had no unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and

other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.

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FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(e) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Each Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities.

Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during

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the period as disclosed on the Statements of Operations serve as indicators of the volume of financial derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements.

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A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Commodity Futures Contracts  Certain Funds may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying commodity for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The settlement for a Commodity Option will not include actual delivery of the underlying commodity but will rather settle the amount of the difference directly into a Fund’s custody account. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Straddle Options  Certain Funds may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Fund may enter into commodity forward, credit default, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Commodity Forward Swap Agreements  Certain Funds may invest in commodity forward swap agreements (“Commodity Forwards”) to gain or mitigate exposure of the underlying reference commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price of the commodity with respect to the number of units. At the maturity date, a net cash flow is

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exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price variance of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying reference commodity exceeds or falls short of the offsetting payment obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2012 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest

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rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements to gain or mitigate exposure of the underlying reference. Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, a Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements to gain or mitigate exposure of the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

7. PRINCIPAL RISKS

In the normal course of business the Funds (or Underlying PIMCO Funds and/or Acquired Funds in the case of the PIMCO Fund of Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

PIMCO Fund of Funds  Because the PIMCO Fund of Funds invest substantially all of their respective assets in Underlying PIMCO Funds (or Acquired Funds), the risks associated with investing in the PIMCO Fund of Funds are closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds (or Acquired Funds). The ability of the PIMCO Fund of Funds to achieve their respective investment objectives will depend upon the ability of the Underlying PIMCO Funds (or Acquired Funds) to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund (or Acquired Fund) will be achieved. The net asset value of a PIMCO Fund of Funds will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds (or Acquired Funds) in which it invests. The extent to which the investment performance and risks associated with the PIMCO Fund of Funds correlate to those of a particular Underlying PIMCO Fund (or Acquired Fund) will depend upon the extent to which the assets of the PIMCO Fund of Funds are allocated from time to time for investment in the Underlying PIMCO Fund (or Acquired Fund), which will vary.

Investing in Underlying PIMCO Funds (or Acquired Funds) involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds (or Acquired Funds).

The investment performance depends upon how its assets are allocated and reallocated according to the PIMCO Fund of Fund’s asset allocation targets and ranges. A principal risk of investing in each PIMCO Fund of Funds is that the PIMCO Fund of Fund’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations

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for the Underlying PIMCO Funds (or Acquired Funds) that will provide consistent, quality performance for the PIMCO Fund of Funds, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund (or Acquired Fund) that performs poorly or underperforms other Underlying PIMCO Funds (or Acquired Funds) under various market conditions.

In the normal course of business the Underlying PIMCO Funds (or Acquired Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  A Fund’s (or Underlying PIMCO Fund’s and/or Acquired Fund’s in the case of the PIMCO Fund of Funds) investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds) invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds), or, in the case of hedging positions, that the Fund’s (or Underlying PIMCO Fund’s and/or Acquired Fund’s in the case of the PIMCO Fund of Funds) base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s (or Underlying PIMCO Fund’s and/or Acquired

Fund’s in the case of a PIMCO Fund of Funds) investments in foreign currency denominated securities may reduce the returns of the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds).

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s (or Underlying PIMCO Fund’s and/or Acquired Fund’s in the case of a PIMCO Fund of Funds) investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds) has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from

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counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds) in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds). A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) subsequently decreases, the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds) would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds).

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to Schedules of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman

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Notes to Financial Statements (Cont.)

Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain/(loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. BASIS FOR CONSOLIDATION FOR PIMCO COMMODITIESPLUS® SHORT STRATEGY FUND, PIMCO COMMODITIESPLUS® STRATEGY FUND AND PIMCO INFLATION RESPONSE MULTI-ASSET FUND (“Consolidated Funds”)

PIMCO Cayman Commodity Fund III, IV and VII (each a “Commodity Subsidiary”), Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the Consolidated Funds in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Consolidated Funds’ investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Consolidated Funds and their respective Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Consolidated Funds and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of September 30, 2012 of each Commodity Subsidiary to its respective Consolidated Fund (amounts in thousands).

Fund Name	Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO CommoditiesPLUS® Short Strategy Fund (the “CPSS Fund”)	PIMCO Cayman Commodity Fund IV Ltd. (the “CPSS Subsidiary”)	04/14/2010	05/07/2010	$11,542	$2,175	18.8%
PIMCO CommoditiesPLUS® Strategy Fund (the “CPS Fund”)	PIMCO Cayman Commodity Fund III Ltd. (the “CPS Subsidiary”)	04/14/2010	05/07/2010	4,749,121	1,168,769	24.6
PIMCO Inflation Response Multi-Asset Fund (the “IRMA Fund”)	PIMCO Cayman Commodity Fund VII Ltd. (the “IRMA Subsidiary”)	08/01/2011	08/31/2011	84,072	14,408	17.1

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Class P	Class D	A, B, C and R Classes
PIMCO Real Income 2019 Fund®	0.19%		0.20%	0.30%	0.35%	0.35%
PIMCO Real Income 2029 Fund®	0.19%		0.20%	0.30%	0.35%	0.35%
PIMCO Real Return Asset Fund	0.30%		0.25%	0.35%	N/A	N/A
PIMCO RealEstateRealReturn Strategy Fund	0.49%		0.25%	0.35%	0.40%	0.40%
PIMCO CommoditiesPLUS® Short Strategy Fund	0.54%		0.25%	0.35%	0.50%	0.50%
PIMCO CommoditiesPLUS® Strategy Fund	0.49%		0.25%	0.35%	0.50%	0.50%
PIMCO Inflation Response Multi-Asset Fund	0.65%	(1)	0.25%	0.35%	0.45%	0.45%

(1)	PIMCO has contractually agreed, through July 31, 2013, to waive 0.10% of the Investment Advisory Fee to 0.55%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class B, Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class B and Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class B, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
PIMCO RealEstateRealReturn Strategy, PIMCO CommoditiesPLUS® Short Strategy, PIMCO CommoditiesPLUS® Strategy and PIMCO Inflation Response Multi-Asset Funds	0.75%	0.25%
All other Funds	0.50%	0.25%
Class R
All Funds	0.25%	0.25%

Distribution and/or Servicing Fee
Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended September 30, 2012, the Distributor received $10,132,582 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which

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Notes to Financial Statements (Cont.)

include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has contractually agreed to waive a portion of the PIMCO Real Income 2019 Fund®, PIMCO Real Income 2029 Fund®, PIMCO CommoditiesPLUS® Short Strategy Fund and PIMCO Inflation Response Multi-Asset Funds’ Supervisory and Administrative Fees in each Fund’s first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of each Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at September 30, 2012, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO Real Income 2019 Fund®	$41
PIMCO Real Income 2029 Fund®	40
PIMCO CommoditiesPLUS® Short Strategy Fund	21
PIMCO Inflation Response Multi-Asset Fund	33

Each unaffiliated Trustee receives an annual retainer of $135,000, plus $10,500 for each Board of Trustees quarterly meeting attended, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Underlying PIMCO Fund expenses for the IRMA Fund are based upon an allocation of the IRMA Fund’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the IRMA Fund’s assets.

PIMCO has contractually agreed, through July 31, 2013, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the IRMA Fund in an amount equal to the expenses attributable to the management fees of Underlying PIMCO Funds indirectly incurred by the IRMA Fund in connection with its investments in Underlying PIMCO Funds, to the extent the IRMA Fund’s management fees are greater than or equal to the management fees of the Underlying PIMCO Funds. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2012, the amount was $34,270.

Each Commodity Subsidiary has entered into a separate contract with PIMCO for the management of each Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and Supervisory and Administrative Fees it receives from each Commodity Subsidiary in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by each Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with each Commodity Subsidiary is in place. The waiver is reflected in the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. During the period ended September 30, 2012, the Funds below waived the following fees (amounts in thousands):

Fund Name	Waived Fees
PIMCO CommoditiesPLUS® Short Strategy Fund	$5
PIMCO CommoditiesPLUS® Strategy Fund	3,513
PIMCO Inflation Response Multi-Asset Fund	30

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust.

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The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2012, the

Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Real Return Asset Fund	$161,615	$992,141
PIMCO RealEstateRealReturn Strategy Fund	106,592	186,143
PIMCO CommoditiesPLUS® Strategy Fund	6,398	4,729
PIMCO Inflation Response Multi-Asset Fund	1,232	6,128

The IRMA Fund may invest assets in Institutional Class shares of the Underlying PIMCO Funds. The Underlying PIMCO Funds are considered to be affiliated with the IRMA Fund. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2012 (amounts in thousands):

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO Emerging Markets Currency Fund	$5,908	$7,154	$(258)	$(17)	$86	$12,873	$53
PIMCO Short-Term Floating NAV Portfolio	10,120	22,606	(32,700)	7	(5)	28	7
PIMCO Short-Term Floating NAV Portfolio III	0	36,017	(20,900)	(1)	(1)	15,115	17
Totals	$16,028	$65,777	$(53,858)	$(11)	$80	$28,016	$77

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended September 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Fund Name	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO Real Return Asset Fund	$96,750	$1,136,755	$(1,135,800)	$15	$5	$97,725	$155
PIMCO RealEstateRealReturn Strategy Fund	139,540	1,990,053	(1,892,200)	111	(1)	237,503	353
PIMCO CommoditiesPLUS® Short Strategy Fund	906	2,802	(1,900)	1	0	1,809	2
PIMCO CommoditiesPLUS® Strategy Fund	1,065,897	680,436	(996,100)	432	(280)	750,385	1,336

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO CommoditiesPLUS® Short Strategy Fund	$0	$1,201	$0	$0	$0	$1,201	$2
PIMCO CommoditiesPLUS® Strategy Fund	0	496,745	0	0	(6)	496,739	745

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

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12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2012, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Real Income 2019 Fund®	$1,637	$3,917	$0	$0
PIMCO Real Income 2029 Fund®	3,324	1,792	0	0
PIMCO Real Return Asset Fund	706,842	2,913,463	51,671	411,879
PIMCO RealEstateRealReturn Strategy Fund	1,027,634	1,039,184	130,430	188,127
PIMCO CommoditiesPLUS® Short Strategy Fund	1,281	379	0	225
PIMCO CommoditiesPLUS® Strategy Fund	1,204,985	749,549	108,422	206,154
PIMCO Inflation Response Multi-Asset Fund	95,759	81,978	44,325	29,208

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2012, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2009-2012, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, each Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any Investments in its respective Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in its Subsidiary may otherwise be adversely affected by future legislation,

92	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2012 (Unaudited)

Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for Federal income tax purposes.

As of September 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO Real Income 2019 Fund®	$25,723	$1,280	$0	$1,280
PIMCO Real Income 2029 Fund®	19,992	1,864	0	1,864
PIMCO Real Return Asset Fund	701,666	62,316	(4,027)	58,289
PIMCO RealEstateRealReturn Strategy Fund	2,888,313	172,553	(5,705)	166,848
PIMCO CommoditiesPLUS® Short Strategy Fund	12,006	18	(15)	3
PIMCO CommoditiesPLUS® Strategy Fund	4,945,162	32,713	(11,056)	21,657
PIMCO Inflation Response Multi-Asset Fund	83,100	1,736	(242)	1,494

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	93

Notes to Financial Statements (Cont.)

15. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Real Income 2019 Fund®				PIMCO Real Income 2029 Fund® (1)
	Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	62	$536	230	$2,109	153	$1,714	101	$1,102
Class P	38	332	157	1,452	93	1,046	231	2,541
Class D	104	896	585	5,315	264	2,945	641	6,994
Class A	81	696	885	8,056	119	1,333	391	4,258
Class B	0	0	0	0	0	0	0	0
Class C	162	1,369	542	4,913	59	644	103	1,092
Class R	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	31	261	54	490	16	176	26	283
Class P	12	106	22	196	6	69	6	63
Class D	33	279	37	329	13	149	13	147
Class A	72	612	96	871	5	55	7	77
Class B	0	0	0	0	0	0	0	0
Class C	19	158	15	135	1	14	2	17
Class R	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(124)	(1,060)	(481)	(4,424)	(27)	(304)	(48)	(520)
Class P	(57)	(499)	(50)	(446)	(8)	(94)	(118)	(1,291)
Class D	(165)	(1,410)	(197)	(1,769)	(283)	(3,153)	(238)	(2,597)
Class A	(201)	(1,723)	(339)	(3,064)	(110)	(1,217)	(95)	(1,038)
Class B	0	0	0	0	0	0	0	0
Class C	(155)	(1,322)	(68)	(619)	(24)	(263)	(25)	(267)
Class R	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(88)	$(769)	1,488	$13,544	277	$3,114	997	$10,861

94	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2012 (Unaudited)

PIMCO Real Return Asset Fund (2)(7)				PIMCO RealEstateRealReturn Strategy Fund (3)(7)				PIMCO CommoditiesPLUS® Short Strategy Fund (4)
Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

11,118	$137,068	65,537	$778,226	46,183	$253,167	179,020	$863,213	910	$7,578	299	$2,500
757	9,290	1,897	22,899	15,159	82,246	9,412	46,835	31	260	2	19
0	0	0	0	68,177	361,080	29,797	144,611	202	1,877	1,541	12,712
0	0	0	0	34,808	181,993	29,509	142,697	86	763	163	1,369
0	0	0	0	57	279	92	423	0	0	0	0
0	0	0	0	13,515	66,175	8,212	37,602	12	104	20	176
0	0	0	0	0	0	0	0	0	0	0	0

1,492	18,047	36,848	421,925	18,786	100,070	63,158	305,358	22	198	1	9
11	132	118	1,340	811	4,338	693	3,347	0	1	0	0
0	0	0	0	3,988	20,555	3,677	17,149	8	72	0	0
0	0	0	0	2,594	13,298	3,968	18,448	6	51	0	1
0	0	0	0	22	107	106	465	0	0	0	0
0	0	0	0	1,024	4,914	1,489	6,530	1	10	0	0
0	0	0	0	0	0	0	0	0	0	0	0

(180,972)	(2,187,717)	(132,277)	(1,662,122)	(216,285)	(1,204,127)	(121,089)	(609,902)	(23)	(187)	(414)	(3,582)
(777)	(9,155)	(742)	(8,780)	(2,479)	(13,314)	(2,415)	(11,849)	(29)	(233)	(2)	(18)
0	0	0	0	(11,652)	(60,768)	(11,401)	(53,812)	(121)	(1,091)	(1,671)	(13,900)
0	0	0	0	(10,454)	(54,212)	(14,998)	(70,608)	(46)	(376)	(137)	(1,140)
0	0	0	0	(227)	(1,107)	(393)	(1,783)	0	0	0	0
0	0	0	0	(1,677)	(8,126)	(3,789)	(16,764)	(10)	(78)	(12)	(106)
0	0	0	0	0	0	0	0	0	0	0	0
(168,371)	$(2,032,335)	(28,619)	$(446,512)	(37,650)	$(253,432)	175,048	$821,960	1,049	$8,949	(210)	$(1,960)

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	95

Notes to Financial Statements (Cont.)

September 30, 2012 (Unaudited)

	PIMCO CommoditiesPLUS® Strategy Fund (5)(8)				PIMCO Inflation Response Multi-Asset Fund (6)
	Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Period from 08/31/2011 to 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	75,309	$785,341	271,761	$3,193,459	3,302	$33,664	3,591	$34,549
Class P	14,624	154,647	16,549	185,966	7	69	30	302
Class D	1,105	11,670	3,992	49,460	251	2,555	172	1,701
Class A	3,397	33,201	4,618	57,040	468	4,721	225	2,224
Class B	0	0	0	0	0	0	0	0
Class C	107	1,106	642	8,034	71	723	83	818
Class R	7	62	25	299	0	0	1	10
Issued as reinvestment of distributions
Institutional Class	722	7,317	28,193	319,743	24	241	49	465
Class P	1	16	65	715	0	1	0	1
Class D	0	0	561	6,507	1	5	0	5
Class A	1	10	263	3,043	1	9	1	6
Class B	0	0	0	0	0	0	0	0
Class C	0	0	114	1,346	0	1	1	6
Class R	0	0	2	25	0	0	0	0
Cost of shares redeemed
Institutional Class	(50,362)	(557,532)	(86,225)	(1,222,194)	(59)	(585)	(38)	(363)
Class P	(3,091)	(31,790)	(1,189)	(13,674)	(2)	(25)	0	0
Class D	(2,200)	(22,932)	(2,585)	(31,136)	(69)	(694)	(30)	(302)
Class A	(762)	(7,832)	(1,606)	(19,360)	(25)	(251)	(12)	(119)
Class B	0	0	0	0	0	0	0	0
Class C	(223)	(2,275)	(668)	(8,004)	(1)	(9)	(6)	(59)
Class R	(6)	(53)	(6)	(67)	0	0	0	0
Net increase resulting from Fund share transactions	38,629	$370,956	234,506	$2,531,202	3,969	$40,425	4,067	$39,244

(1)	As of September 30, 2012, 1 shareholder owned 10% or more of the total Fund’s outstanding shares comprising 18% of the Fund.
(2)	As of September 30, 2012, 1 shareholder owned 10% or more of the total Fund’s outstanding shares comprising 39% of the Fund.
(3)	As of September 30, 2012, 2 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 36% of the Fund.
(4)	As of September 30, 2012, 2 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 84% of the Fund.
(5)	As of September 30, 2012, 2 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 74% of the Fund.
(6)	As of September 30, 2012, 1 shareholder owned 10% or more of the total Fund’s outstanding shares comprising 33% of the Fund.
(7)

The PIMCO All Asset All Authority Fund, a related party to the Fund, owned 25% or more of the outstanding shares of beneficial interest of the Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act.

(8)

The PIMCO All Asset and PIMCO All Asset All Authority Funds, related parties to the Fund, owned 25% or more of the outstanding shares of beneficial interest of the Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act.

16. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Funds’ financial statements.

96	PIMCO REAL RETURN STRATEGY FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	JPS	JPMorgan Securities, Inc.
BOA	Bank of America N.A.	FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.
BPG	BNP Paribas Securities Corp.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RDR	RBC Dain Rausher, Inc.
BSN	Bank of Nova Scotia	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
DEU	Deutsche Bank Securities, Inc.	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	DKK	Danish Krone	PHP	Philippine Peso
BRL	Brazilian Real	EUR	Euro	SGD	Singapore Dollar
CAD	Canadian Dollar	GBP	British Pound	USD (or $)	United States Dollar
CLP	Chilean Peso	JPY	Japanese Yen	ZAR	South African Rand
CNY	Chinese Renminbi	MXN	Mexican Peso

Exchange Abbreviations:
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
COMEX	Commodity Exchange, Inc.	LME	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
CAL12LLS	2012 Calendar Light Louisiana Sweet Crude	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	GSCI	Goldman Sachs Commodity Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	DTDBRTCO CAL12	2012 Calendar Dated Brent Margin	JMCU3A3T	Dow Jones-UBS 3 Month Forward Total Return Pre Roll
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	JMCU3A5T	Dow Jones-UBS 5 Month Forward Total Return Pre Roll
DJUBHGTR	Dow Jones-UBS Copper Sub-Index Total Return	ENHGD84T	Dow Jones-AIG E84 Total Return	LSFOCOCAL12	2012 Calendar Margin Platts Northwest Europe 1% Fuel Oil Cargoes vs Brent
DJUBS	Dow Jones-UBS Commodity Index	EUMARGIN 2H12	Second Half of 2012 Calendar European Refined Margin	MOTC3112	S&P GSCI Copper Index
DJUBSF1T	Dow Jones-UBS Commodity Index 1 Month Forward Total Return	EUMARGIN CAL12	2012 Calendar European Refined Margin	NGCAL19	2019 Calendar Natural Gas
DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	EUROBOBCO CAL12	2012 Calendar Margin Eurobob Gasoline vs Brent	Q3LLS12	3rd Quarter of 2012 Light Louisiana Sweet Crude
DJUBSGC	Dow Jones-UBS Gold Sub-Index	EUROJETCOCAL12	2012 Calendar Margin NWE CIF Jet vs Brent	SPGCICP	S&P GSCI Copper Index Excess Return
DJUBSHG	Dow Jones-UBS Copper Sub-Index	GOCOCAL CAL12	2012 Calendar Margin ICE Gasoil vs Brent

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	oz.	Ounce
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	WTI	West Texas Intermediate
CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	97

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO California Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund and PIMCO Short Asset Investment Fund

At a meeting held on August 13-14, 2012, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2013. The Board also considered and approved for an additional one-year term through August 31, 2013, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2013; and (ii) Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS® TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUS® TR Fund, PIMCO International Fundamental IndexPLUS® TR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund, each a series of the Trust, for an additional one-year term through August 31, 2013.

At a meeting held on February 28, 2012, the Board, including all of the independent Trustees, approved the Investment Advisory Contract and Supervision and Administration Agreement (the “New Funds’ Agreements”) on behalf of PIMCO California Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund and PIMCO Short Asset Investment Fund (the “New Funds”).

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds, and, if available, information about the fees charged and services provided to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of the New Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 13-14, 2012 meeting. The independent Trustees also met with counsel to the Trust on August 6, 2012 to discuss the materials presented. In addition, the independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to fund profitability and comparative performance information.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, term sheets detailing key features of the New Funds and comparative fee data for funds in the appropriate Lipper peer group. The Board also heard oral presentations on matters related to the New Funds’ Agreements at the February 28, 2012 meeting.

98	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements and the approval of the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, RALLC, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders; and its attention to matters that may involve conflicts of interest with the Trusts. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has allowed PIMCO to introduce innovative new funds over time, including the PIMCO All Asset suite, the PIMCO CommodityRealReturn Strategy Fund®, the PIMCO Emerging Markets Corporate Bond Fund, the PIMCO Global Advantage® Strategy Bond Fund, the PIMCO Global Multi-Asset Fund, the PIMCO RealRetirement® Funds, the PIMCO Real Return Fund and the PIMCO Unconstrained Bond Fund.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee. The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees considered that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2011, including, but not limited to, undertaking significant technology and outsourcing initiatives; expanding the quality management system for processes/activities; completing the implementation of a prospectus content management system; developing a “Pricing Portal” to streamline and automate certain pricing functions; continuing to implement fair valuation level assignments per FAS 157; migrating shareholder confirmation and first-dollar prospectus delivery to a new third-party service provider; streamlining processes to enable earlier daily net asset value delivery to major intermediary clients; working with another service provider to expand a unique quality assurance platform; implementing a proprietary application developed for cash flow reporting to portfolio managers; implementing new cost basis reporting; working with an accounting firm to analyze the impact of the Foreign Account Tax Compliance Act; and engaging in extensive preparation and testing to respond quickly in the event of a crisis involving the Eurozone.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS® TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUS® TR Fund, PIMCO International Fundamental IndexPLUS® TR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, RALLC’s principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by RALLC under the Asset Allocation Agreement and Sub-Advisory Agreements are likely to benefit the Funds, the New Funds and their shareholders.

(b) Other Services:  The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of

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Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays a unified fee. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ year-to-date, one-, three-, five-, seven- and ten-year performance, as available, for the periods ended May 31, 2012 and other performance data, as available, for the period ended June 30, 2012 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2012 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 13-14, 2012 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods. The Board noted that, as of May 31, 2012, the Institutional Class of 77%, 79% and 62% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in the distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 5 years of performance history, 85% of the PIMCO Funds’ assets (based on Institutional Class Performance) have outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2012, as indicated in the PIMCO Report. The Board considered that, year-to-date through June 30, 2012, more than 90% of Funds (based on Institutional Class performance) have outperformed the relative benchmark indexes on a net-of-fees basis. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fee for PIMCO Emerging Markets Corporate Bond Fund by 0.10%, and historic fee reductions, including the supervisory and administrative fee reductions that took effect in May 2011.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the consideration of a number of factors, including: varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market.

100	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed 0.10% reduction in the advisory fee for PIMCO Emerging Markets Corporate Bond Fund. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management and longer-term net inflows provide evidence of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

With respect to the New Funds, the Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds. The Board compared the New Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the New Funds’ total expenses to be reasonable.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. The Trustees noted that the advisory fees for the Funds were equal to or lower than PIMCO separate account fees in 35 out of 49 strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

With respect to the New Funds, the Board considered the advisory fees to the standard fee rate PIMCO charges to separate accounts and other clients with similar investment strategies and found them to compare favorably to the separate account fees.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	101

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Moreover, the Board considered that, in some instances, PIMCO believes the Lipper categories offer imperfect comparisons because they are overly broad or do not account for the impact of certain fee waivers. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

In connection with the approval of the New Funds’ Agreements, the Board also considered the Trust’s unified fee structure and the services to be provided under the New Funds’ Agreements. The Board concluded that the New Funds’ proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the New Funds and their shareholders. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of each New Fund’s expenses at competitive levels.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. With respect to the New Funds, the Board also noted that PIMCO proposed to add the New Funds to the Expense Limitation Agreement currently in effect for certain other Funds.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the New Funds, are reasonable and approval of the New Funds’ Agreements would likely benefit each New Fund and its shareholders.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds are newly organized, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly lower than the previous year, and within the ranges, but above the median of publicly held investment management companies reported by Lipper and Strategic Insight. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Trustees also considered that the unified fee has provided inherent economies of scale by maintaining fixed fees even if a particular Fund’s operating costs rise. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional

102	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. The Board noted that, in general, fee rates for the Funds had been set competitively, had been reduced for some Funds over time including the proposed reduction for PIMCO Emerging Markets Corporate Bond Fund, had been held steady for most Funds as assets grew and continued to be competitive compared with peers. The Trustees noted that the absence of breakpoints in the Funds’ advisory fees has not harmed shareholders, noting in particular that breakpoints are a proxy for charging higher fees on lower asset levels and that when funds lose assets breakpoints may reverse, which causes expense ratios to increase. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets.

The Board concluded that the Funds’ cost structures and the New Funds’ proposed cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds and New Funds, to the benefit of Fund and New Fund shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreement and the Sub-

Advisory Agreements, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on its review, including its consideration of each of the factors referred to above, the Board concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each New Fund, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	103

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF4007SAR_093012

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2012

Short Duration Strategy Funds

PIMCO Government Money Market Fund

PIMCO Investment Grade Corporate Bond Fund

PIMCO Low Duration Fund

PIMCO Low Duration Fund II

PIMCO Low Duration Fund III

PIMCO Moderate Duration Fund

PIMCO Money Market Fund

PIMCO Short Asset Investment Fund

PIMCO Short-Term Fund

Share Classes

■	Institutional
■	M
■	P
■	Administrative
■	D
■	A
■	B
■	C
■	R

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		15
Benchmark Descriptions		17
Financial Highlights		18
Statements of Assets and Liabilities		30
Statements of Operations		34
Statements of Changes in Net Assets		36
Notes to Financial Statements		116
Glossary		136
Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements		137

Fund	Fund Summary	Schedule of Investments

PIMCO Government Money Market Fund	6	38
PIMCO Investment Grade Corporate Bond Fund	7	39
PIMCO Low Duration Fund	8	59
PIMCO Low Duration Fund II	9	74
PIMCO Low Duration Fund III	10	80
PIMCO Moderate Duration Fund	11	89
PIMCO Money Market Fund	12	99
PIMCO Short Asset Investment Fund	13	100
PIMCO Short-Term Fund	14	102

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

In the aftermath of the devastation that affected the eastern seaboard due to Hurricane Sandy, our thoughts go out to all who may have been directly or indirectly affected. The well-being of our clients, our shareholders, our employees, and their families is a paramount concern to all of us at PIMCO as the focus now is on rebuilding after the storm and managing the challenges that lay ahead.

After generally remaining on the sidelines during the first part of the reporting period, investor risk appetite returned in the latter part of the period as investors responded positively (though some skeptically) to additional monetary policy announcements by global central banks. Within the U.S., for example, the Federal Reserve (“Fed”) responded to weak employment data and below target inflation by voting in favor of a third round of quantitative easing, referred to as QE3. As part of this new bond buying program, the Fed will purchase an additional $40 billion of Agency mortgage-backed securities (“MBS”) per month. Unlike the Fed’s previous quantitative easing programs (such as QE1 and QE2, or Operation Twist which is scheduled to end at the end of 2012), QE3 has no fixed end date and is expected to continue until the Fed sees signs of significant improvement in the U.S. labor market. In addition, the Fed reiterated the need to keep the Federal Funds Rate range-bound between zero and 0.25% through at least the middle of 2015. Furthermore, signs of improving investor sentiment and positive U.S. housing starts also contributed to increased investor risk appetite, helping to drive the S&P 500 Index in September 2012 to its highest level in nearly five years.

In Europe, the European Central Bank (“ECB”) announced the Outright Monetary Transactions (“OMT”) program, which entails unlimited, but conditional, purchases of eurozone government bonds in the secondary market that have maturities of one to three years. As a result, peripheral European debt spreads over German bunds tightened amid renewed investor confidence in European policymakers’ ability and willingness to support the euro and the eurozone. In particular, yields on Spanish and Italian sovereign bonds declined, having risen in July 2012 to unsustainable levels.

A number of outstanding and unresolved issues, however, remain in the global economy, including ongoing structural problems in Europe, political polarization and the “fiscal cliff” in the U.S., and continuing social unrest in the Middle East and North Africa, among others. At PIMCO, we strive to understand the interconnectedness within and among numerous global macroeconomic factors to seek the best possible opportunities and potential outcomes for our clients. Our culture is to be “constructively paranoid” and by preparing for more scenarios than actually happen, we look to establish an action plan for different events which could be the key difference between investment success and failure.

Included below are highlights of the financial markets during our six-month reporting period:

■

U.S. Treasury yields beyond three month maturities ended the period lower, with prices on these securities therefore higher. The yield on the benchmark ten-year U.S. Treasury note was 1.63%, or 0.58% lower than on March 31, 2012, but higher compared to a record low of 1.39% in July 2012. The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%. The Bank of England held its key lending rate at 0.50% and the ECB reduced its main policy rate to 0.75%. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.68% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted a return of 5.34%, as represented by the Barclays U.S. TIPS Index. Real yields fell across the majority of the maturity spectrum. Intermediate and longer-dated real yields were supported by continued accommodative Fed policies, which included the extension of Operation Twist and another round of QE (or QE3); however, the very front end of the real yield curve sold off. Nominal yields rallied slightly more than real yields, causing breakeven inflation levels (a proxy for inflation expectations) to narrow, especially at the front end. However, U.S. TIPS still outperformed nominal U.S. Treasuries as a result of strong inflation accruals earlier in the period. Diversified commodities, as represented by the Dow Jones-UBS Commodity Index Total Return, returned 4.70%.

2	PIMCO SHORT DURATION STRATEGY FUNDS

■

Agency MBS outperformed like-duration U.S. Treasuries largely due to the Fed’s announcement of QE3, which includes additional monthly purchases of newly-issued lower coupon mortgages for an indefinite term. As a result, lower coupons outperformed higher coupons over the period. Mortgage credit assets also outperformed U.S. Treasuries over the period as the non-Agency MBS and commercial MBS sectors benefited from positive supply and increased investor appetite for risk assets. In addition, signs of a bottom in the U.S. housing market also provided support to the non-Agency MBS sector.

■

Investment grade and high yield corporate bonds outperformed like-duration U.S. Treasuries. From a relative standpoint, the financial sector outperformed the broader corporate bond sector due to strong capital levels, improving credit loss trends, and stability in the U.S. housing market. The rally in credit occurred despite weaker global economic growth, highlighting the resilience of corporate fundamentals and investor demand for higher yielding assets.

■

Municipal bonds, both tax-exempt and taxable, posted positive absolute returns over the period. The positive performance was driven primarily by technical factors as demand for municipals outpaced new issue supply. Primary market supply was up year-over-year; however, the majority of primary market issuance was refunding activity. Select lower quality municipal sectors outperformed higher grade sectors as investors reached for yield by moving further out the yield curve and down the credit spectrum, primarily in the industrial revenue and hospital sectors, which were the top performers over the reporting period.

■

Emerging markets (“EM”) fixed income assets performed well due to worldwide liquidity provisions that were announced by the various central banks, including the ECB and the Fed. In general, EM spreads tightened, EM yields fell, many EM currencies appreciated, and EM fixed income asset classes provided positive returns. The investment climate was supportive of risk-taking and allowed high-yield EM securities to outperform investment grade EM securities, in aggregate.

■

U.S. equities, as measured by the S&P 500 Index, returned 3.43%. Global equities, as represented by the MSCI World Index, returned 1.30%. However, emerging market equities, as measured by the MSCI Emerging Markets Index, declined 1.84% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds November 15, 2012

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a CDSC, which declines from 3.5% (or 5% for certain Funds) in the first year to 0% at the end of the sixth year. As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. (These charges do not apply to the PIMCO Government Money Market Fund or PIMCO Money Market Fund.) The Cumulative Returns Chart reflects only Institutional Class performance (or Class M in the case of the PIMCO Government Money Market Fund). Performance for Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares is typically lower than Institutional Class (or Class M) performance due to the lower expenses paid by Institutional Class (or Class M) shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the end of the month that the Institutional Class of the Fund (or Class M) commenced operations. The minimum initial investment amount for Institutional Class, Class M, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

4	PIMCO SHORT DURATION STRATEGY FUNDS

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class M	Class P	Administrative Class	Class D	Class A	Class B	Class C	Class R
PIMCO Government Money Market Fund	01/27/09	—	01/27/09	05/14/09	—	—	05/14/09	—	05/14/09	—
PIMCO Investment Grade Corporate Bond Fund	04/28/00	04/28/00	—	04/30/08	09/30/02	07/30/04	07/30/04	—	07/30/04	—
PIMCO Low Duration Fund	05/11/87	05/11/87	—	04/30/08	01/03/95	04/08/98	01/13/97	01/13/97	01/13/97	12/31/02
PIMCO Low Duration Fund II	10/31/91	10/31/91	—	12/31/09	02/02/98	—	—	—	—	—
PIMCO Low Duration Fund III	12/31/96	12/31/96	—	11/19/10	03/19/99	—	—	—	—	—
PIMCO Moderate Duration Fund	12/31/96	12/31/96	—	12/31/09	—	—	—	—	—	—
PIMCO Money Market Fund	03/01/91	03/01/91	—	—	01/25/95	—	01/13/97	01/13/97	01/13/97	—
PIMCO Short Asset Investment Fund	05/31/12	05/31/12	—	05/31/12	05/31/12	05/31/12	05/31/12	—	—	—
PIMCO Short-Term Fund	10/07/87	10/07/87	—	04/30/08	02/01/96	04/08/98	01/20/97	01/20/97	01/20/97	12/31/02

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares (or Class M shares in the case of the PIMCO Government Money Market Fund). The prior Institutional Class (or Class M) performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares, respectively.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	5

PIMCO Government Money Market Fund

Class M - PGFXX	Class A - AMAXX
Class P - PGPXX	Class C - AMGXX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Government Agency Repurchase Agreements	32.6%
Treasury Debt	24.5%
Treasury Repurchase Agreements	21.7%
Government Agency Debt	21.2%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	7-Day Yield	30-Day Yield	6 Months*	1 Year	Fund Inception (01/27/09)
PIMCO Government Money Market Fund Class M	0.03%	0.02%	0.02%	0.04%	0.09%
PIMCO Government Money Market Fund Class P	0.00%	0.01%	0.02%	0.03%	0.07%
PIMCO Government Money Market Fund Class A	0.00%	0.01%	0.02%	0.03%	0.05%
PIMCO Government Money Market Fund Class C	0.00%	0.01%	0.02%	0.03%	0.05%
Citigroup 3-Month Treasury Bill Index	—	—	0.04%	0.05%	0.11%	**
Lipper Institutional U.S. Government Money Markets Funds Average	—	—	0.01%	0.01%	0.04%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 01/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.18% for Class M shares, 0.28% for Class P shares, 0.43% for Class A shares, and 0.43% for Class C shares.

Money Market funds are not insured or guaranteed by FDIC or any other government agency and although such funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Money Market funds. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the portfolio than the total return quotation. Yields are computed by SEC-prescribed calculations and are subject to change.

Portfolio Insights

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The PIMCO Government Money Market Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities. The Fund may invest in the following: U.S. Treasury bills, notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities) and repurchase agreements secured by such obligations.

»	The Fund had a focus on high-quality and short-maturity assets.

»	The Fund’s weighted average maturity increased during the reporting period yet remained in compliance with the Fund’s guidelines.

»	The Fund increased its holdings of U.S. Treasury and Agency securities in order to maintain a stable net asset value and liquidity profile.

6	PIMCO SHORT DURATION STRATEGY FUNDS

PIMCO Investment Grade Corporate Bond Fund

Institutional Class - PIGIX	Class D - PBDDX
Class P - PBDPX	Class A - PBDAX
Administrative Class - PGCAX	Class C - PBDCX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Banking & Finance	26.5%
U.S. Treasury Obligations	19.6%
Industrials	18.0%
U.S. Government Agencies	9.2%
Utilities	6.0%
Sovereign Issues	5.5%
Short-Term Instruments	4.6%
Other	10.6%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/28/00)
PIMCO Investment Grade Corporate Bond Fund Institutional Class	8.59%	15.56%	10.87%	8.62%	9.07%
PIMCO Investment Grade Corporate Bond Fund Class P	8.54%	15.45%	10.76%	8.51%	8.97%
PIMCO Investment Grade Corporate Bond Fund Administrative Class	8.46%	15.28%	10.60%	8.35%	8.80%
PIMCO Investment Grade Corporate Bond Fund Class D	8.38%	15.11%	10.43%	8.19%	8.64%
PIMCO Investment Grade Corporate Bond Fund Class A	8.38%	15.11%	10.43%	8.19%	8.64%
PIMCO Investment Grade Corporate Bond Fund Class A (adjusted)	4.34%	10.77%	9.59%	7.78%	8.31%
PIMCO Investment Grade Corporate Bond Fund Class C	7.98%	14.26%	9.61%	7.38%	7.83%
PIMCO Investment Grade Corporate Bond Fund Class C (adjusted)	6.98%	13.26%	9.61%	7.38%	7.83%
Barclays U.S. Credit Index	6.09%	10.09%	7.89%	6.45%	7.32%	**
Lipper Intermediate Investment Grade Debt Funds Average	4.54%	7.51%	6.20%	5.09%	5.99%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares, 0.75% for Administrative Class shares, 0.90% for Class D shares, 0.90% for Class A shares, and 1.65% for Class C shares.

Portfolio Insights

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The PIMCO Investment Grade Corporate Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

Duration (or sensitivity to changes in market interest rates) and yield curve positioning were net negative for performance. During the reporting period, the Fund was underweight U.S. duration and tactically long European, U.K. and Australian government duration. Australian, European and U.K. positioning was positive for performance while U.S. exposure detracted from performance. Yield curve positioning designed to benefit from steepening yield curves in Europe and the U.K. and a flattening yield curve in the U.S. was net negative for performance.

»

An overweight to independent E&P (Exploration & Production) energy credits was negative for performance as the sector underperformed the Barclays U.S. Credit Index (the “Fund’s benchmark index”) during the reporting period.

»	An above-index allocation to brokerage companies was positive for performance as the sector outperformed the Fund’s benchmark index during the reporting period.

»	An overweight to the pipelines sector was positive for performance as the sector outperformed the Fund’s benchmark index during the reporting period.

»	An overweight to life insurance credits was positive for relative performance as the sector outperformed the Fund’s benchmark index during the reporting period.

»	An underweight to the technology sector was positive for performance as technology companies generally underperformed the Fund’s benchmark index during the reporting period.

»	An underweight to wireline telecommunications companies was negative for performance as wirelines outperformed the Fund’s benchmark index during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	7

PIMCO Low Duration Fund

Institutional Class - PTLDX	Class A - PTLAX
Class P - PLDPX	Class B - PTLBX
Administrative Class - PLDAX	Class C - PTLCX
Class D - PLDDX	Class R - PLDRX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

U.S. Government Agencies	44.9%
Short-Term Instruments	18.8%
Corporate Bonds & Notes	13.7%
Sovereign Issues	8.5%
U.S. Treasury Obligations	5.9%
Other	8.2%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Low Duration Fund Institutional Class	3.73%	6.76%	5.31%	4.43%	6.46%
PIMCO Low Duration Fund Class P	3.68%	6.65%	5.20%	4.32%	6.38%
PIMCO Low Duration Fund Administrative Class	3.60%	6.50%	5.05%	4.17%	6.19%
PIMCO Low Duration Fund Class D	3.58%	6.45%	5.00%	4.11%	6.15%
PIMCO Low Duration Fund Class A	3.56%	6.40%	4.91%	4.00%	5.98%
PIMCO Low Duration Fund Class A (adjusted)	1.23%	4.01%	4.43%	3.76%	5.86%
PIMCO Low Duration Fund Class B	3.17%	5.61%	4.13%	3.46%	5.77%
PIMCO Low Duration Fund Class B (adjusted)	-1.83%	0.61%	3.79%	3.46%	5.77%
PIMCO Low Duration Fund Class C	3.40%	6.09%	4.50%	3.54%	5.48%
PIMCO Low Duration Fund Class C (adjusted)	2.40%	5.09%	4.50%	3.54%	5.48%
PIMCO Low Duration Fund Class R	3.43%	6.14%	4.65%	3.74%	5.72%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	0.45%	0.56%	2.79%	2.80%	5.37%	**
Lipper Short Investment Grade Debt Funds Average	1.80%	3.65%	3.00%	3.05%	5.24%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares, 5.00% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.46% for Institutional Class shares, 0.56% for Class P shares, 0.71% for Administrative Class shares, 0.75% for Class D shares, 0.80% for Class A shares, 1.55% for Class B shares, 1.10% for Class C shares, and 1.05% for Class R shares.

Portfolio Insights

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The PIMCO Low Duration Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An overweight to U.S. duration (or sensitivity to changes in market interest rates) added to returns as the three-year U.S. Treasury yield fell during the reporting period.

»	Holdings of Agency mortgage pass-through securities added to returns as these high-quality assets outperformed like-duration U.S. Treasuries during the reporting period.

»	Allocations to investment-grade corporate securities added to returns as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»	Exposure to the high yield sector added to returns as high yield securities outperformed like-duration U.S. Treasuries during the reporting period.

»	Exposure to emerging market securities added to returns as the sector outperformed like-duration U.S. Treasuries during the reporting period.

8	PIMCO SHORT DURATION STRATEGY FUNDS

PIMCO Low Duration Fund II

Institutional Class - PLDTX	Administrative Class - PDFAX
Class P - PDRPX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

U.S. Government Agencies	62.0%
Short-Term Instruments	15.3%
Mortgage-Backed Securities	6.7%
Corporate Bonds & Notes	6.5%
Asset-Backed Securities	4.5%
Other	5.0%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/31/91)
PIMCO Low Duration Fund II Institutional Class	3.00%	5.08%	4.50%	3.73%	5.19%
PIMCO Low Duration Fund II Class P	2.95%	4.98%	4.40%	3.63%	5.08%
PIMCO Low Duration Fund II Administrative Class	2.87%	4.82%	4.24%	3.47%	4.93%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	0.45%	0.56%	2.79%	2.80%	4.60%
Lipper Short Investment Grade Debt Funds Average	1.80%	3.65%	3.00%	3.05%	4.64%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares, and 0.75% for Administrative Class shares.

Portfolio Insights

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The PIMCO Low Duration Fund II seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest only in investment grade U.S. dollar-denominated securities of U.S. issuers that are rated A or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality.

»	An overweight to U.S. duration (or sensitivity to changes in market interest rates) added to returns as the three-year U.S. Treasury yield fell during the reporting period.

»	Holdings of Agency mortgage pass-through securities added to returns as these high-quality assets outperformed like-duration U.S. Treasuries during the reporting period.

»	Allocations to investment-grade corporate securities added to returns as the sector outperformed like-duration U.S. Treasuries during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	9

PIMCO Low Duration Fund III

Institutional Class - PLDIX	Administrative Class - PDRAX
Class P - PLUPX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

U.S. Government Agencies	43.7%
Short-Term Instruments	18.7%
Corporate Bonds & Notes	15.7%
U.S. Treasury Obligations	6.9%
Sovereign Issues	6.8%
Other	8.2%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Low Duration Fund III Institutional Class	3.77%	6.89%	4.98%	4.18%	5.05%
PIMCO Low Duration Fund III Class P	3.72%	6.78%	4.87%	4.07%	4.94%
PIMCO Low Duration Fund III Administrative Class	3.66%	6.64%	4.72%	3.92%	4.79%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	0.45%	0.56%	2.79%	2.80%	4.16%
Lipper Short Investment Grade Debt Funds Average	1.80%	3.65%	3.00%	3.05%	4.05%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares, and 0.75% for Administrative Class shares.

Portfolio Insights

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The PIMCO Low Duration Fund III seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, with prohibitions on firms engaged in certain socially sensitive practices. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An overweight to U.S. duration (or sensitivity to changes in market interest rates) added to returns as the three-year U.S. Treasury yield fell during the reporting period.

»	Holdings of Agency mortgage pass-through securities added to returns as these high-quality assets outperformed like-duration U.S. Treasuries during the reporting period.

»	Allocations to investment-grade corporate securities added to returns as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»	Exposure to the high yield sector added to returns as high yield securities outperformed like-duration U.S. Treasuries during the reporting period.

»	Exposure to emerging market securities added to returns as the sector outperformed like-duration U.S. Treasuries during the reporting period.

10	PIMCO SHORT DURATION STRATEGY FUNDS

PIMCO Moderate Duration Fund

Institutional Class - PMDRX
Class P - PMOPX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

U.S. Government Agencies	29.5%
Corporate Bonds & Notes	22.5%
Short-Term Instruments	20.6%
U.S. Treasury Obligations	10.3%
Sovereign Issues	7.7%
Other	9.4%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Moderate Duration Fund Institutional Class	5.22%	9.29%	7.95%	6.25%	6.65%
PIMCO Moderate Duration Fund Class P	5.17%	9.18%	7.83%	6.13%	6.54%
Barclays Intermediate Government/Credit Index	2.90%	4.40%	5.71%	4.76%	5.77%
Lipper Short-Intermediate Investment Grade Debt Funds Average	2.85%	5.16%	4.97%	4.05%	4.96%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.46% for Institutional Class shares and 0.56% for Class P shares.

Portfolio Insights

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The PIMCO Moderate Duration Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed- Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	Exposure to non-U.S. developed country interest rates, particularly Canada, added to returns as ten-year Canadian yields fell during the reporting period.

»	Exposure to Agency mortgage-backed securities added to returns as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»	An underweight to investment grade corporate securities detracted from performance as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»

Within the investment grade corporate sector, a focus on bonds of financial companies added to returns as financials outperformed the overall investment grade corporate market during the reporting period.

»	An allocation to high yield corporate bonds added to performance as this sector outperformed like-duration U.S. Treasuries during the reporting period.

»	Exposure to emerging market external debt added to returns as this sector outperformed like-duration U.S. Treasuries during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	11

PIMCO Money Market Fund

Institutional Class - PMIXX	Class B - PYCXX
Administrative Class - PMAXX	Class C - PKCXX
Class A - PYAXX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Treasury Repurchase Agreements	30.5%
Government Agency Debt	28.4%
Treasury Debt	24.1%
Government Agency Repurchase Agreements	17.0%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	7-Day Yield	30-Day Yield	6 Months*	1 Year	5 Years	10 Years	Fund Inception (03/01/91)
PIMCO Money Market Fund Institutional Class	0.01%	0.02%	0.03%	0.07%	0.77%	1.75%	3.26%
PIMCO Money Market Fund Administrative Class	0.01%	0.02%	0.03%	0.07%	0.70%	1.59%	3.05%
PIMCO Money Market Fund Class A	0.01%	0.02%	0.03%	0.07%	0.70%	1.58%	3.03%
PIMCO Money Market Fund Class B	0.01%	0.02%	0.03%	0.07%	0.48%	1.23%	2.73%
PIMCO Money Market Fund Class C	0.01%	0.02%	0.03%	0.07%	0.70%	1.58%	3.04%
Citigroup 3-Month Treasury Bill Index	—	—	0.04%	0.05%	0.64%	1.73%	3.24%	**
Lipper Institutional Money Market Funds Average	—	—	0.03%	0.06%	0.84%	1.78%	3.36%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 02/28/1991.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.32% for Institutional Class shares, 0.57% for Administrative Class shares, 0.57% for Class A shares, 1.47% for Class B shares, and 0.57% for Class C shares.

Money Market funds are not insured or guaranteed by FDIC or any other government agency and although such funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Money Market funds. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the portfolio than the total return quotation. Yields are computed by SEC-prescribed calculations and are subject to change.

Portfolio Insights

»

The PIMCO Money Market Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by complying with the quality, maturity and diversification of securities requirements applicable to money market funds.

»	The Fund had a focus on high-quality and short-maturity assets.

»	The Fund’s weighted average maturity declined to help minimize the interest rate sensitivity of the portfolio as one- and three-month interest rates increased over the reporting period.

»	The Fund increased its holdings of U.S. Treasuries and U.S. Agency securities in order to maintain a stable net asset value and liquidity profile.

»	Exposure to U.S. Agency securities provided incremental yield above short-dated U.S. Treasuries.

12	PIMCO SHORT DURATION STRATEGY FUNDS

PIMCO Short Asset Investment Fund

Institutional Class - PAIDX	Class D - PAIUX
Class P - PAIPX	Class A - PAIAX
Administrative Class - PAIQX

Allocation Breakdown‡
Corporate Bonds & Notes	65.3%
U.S. Government Agencies	30.5%
Sovereign Issues	3.9%
Short-Term Instruments	0.3%
‡	% of Total Investments as of 09/30/12

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period ended September 30, 2012
Fund Inception (05/31/12)
PIMCO Short Asset Investment Fund Institutional Class	1.36%
PIMCO Short Asset Investment Fund Class P	1.32%
PIMCO Short Asset Investment Fund Administrative Class	1.28%
PIMCO Short Asset Investment Fund Class D	1.25%
PIMCO Short Asset Investment Fund Class A	1.25%
PIMCO Short Asset Investment Fund Class A (adjusted)	-1.03%
Citigroup 3-Month Treasury Bill Index	0.03%
Lipper Short Investment Grade Debt Funds Average	1.56%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.36% for Institutional Class shares, 0.46% for Class P shares, 0.61% for Administrative Class shares, 0.71% for Class D shares, and 0.71% for Class A shares.

Portfolio Insights

»

The PIMCO Short Asset Investment Fund seeks maximum current income, consistent with daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	The Fund commenced operations on May 31, 2012.

»

An above-benchmark U.S. duration (or sensitivity to changes in market interest rates) added to returns as interest rates moved lower at maturities of one to five years during the period since the Fund’s inception.

»	Exposure to the investment grade corporate sector benefited performance as the sector had positive performance due to narrowing credit spreads.

»	Exposure to U.S. Agencies added to performance as Agency yields declined during the period since the Fund’s inception.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	13

PIMCO Short-Term Fund

Institutional Class - PTSHX	Class A - PSHAX
Class P - PTSPX	Class B - PTSBX
Administrative Class - PSFAX	Class C - PFTCX
Class D - PSHDX	Class R - PTSRX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Corporate Bonds & Notes	50.4%
U.S. Government Agencies	18.6%
Sovereign Issues	9.0%
Short-Term Instruments	7.9%
Mortgage-Backed Securities	6.4%
Asset-Backed Securities	5.2%
Other	2.5%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/07/87)
PIMCO Short-Term Fund Institutional Class	1.41%	3.32%	2.84%	3.07%	4.93%
PIMCO Short-Term Fund Class P	1.36%	3.22%	2.73%	2.96%	4.84%
PIMCO Short-Term Fund Administrative Class	1.29%	3.06%	2.58%	2.81%	4.67%
PIMCO Short-Term Fund Class D	1.29%	3.06%	2.54%	2.77%	4.63%
PIMCO Short-Term Fund Class A	1.29%	3.06%	2.51%	2.71%	4.53%
PIMCO Short-Term Fund Class A (adjusted)	-0.99%	0.74%	2.04%	2.48%	4.45%
PIMCO Short-Term Fund Class B	0.93%	2.32%	1.78%	2.18%	4.31%
PIMCO Short-Term Fund Class B (adjusted)	-4.07%	-2.68%	1.40%	2.18%	4.31%
PIMCO Short-Term Fund Class C	1.14%	2.76%	2.20%	2.40%	4.22%
PIMCO Short-Term Fund Class C (adjusted)	0.14%	1.76%	2.20%	2.40%	4.22%
PIMCO Short-Term Fund Class R	1.16%	2.81%	2.25%	2.46%	4.37%
Citigroup 3-Month Treasury Bill Index	0.04%	0.05%	0.64%	1.73%	3.82%	**
Lipper Ultra-Short Obligation Funds Average	0.82%	1.86%	1.43%	2.18%	5.03%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 09/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares, 5.00% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.46% for Institutional Class shares, 0.56% for Class P shares, 0.71% for Administrative Class shares, 0.71% for Class D shares, 0.71% for Class A shares, 1.46% for Class B shares, 1.01% for Class C shares, and 0.96% for Class R shares.

Portfolio Insights

»

The PIMCO Short-Term Fund seeks maximum-current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

An above-benchmark U.S. duration (or sensitivity to changes in market interest rates) added to returns as interest rates moved lower across the yield curve at maturities of six months and beyond during the reporting period.

»	Holdings of Agency and non-Agency mortgages benefited performance as these securities posted positive performance during the reporting period.

»	Exposure to the corporate sector added to returns as these securities posted positive performance during the reporting period.

»	Exposure to the high yield sector added to returns as these securities posted positive performance during the reporting period.

»	Exposure to select emerging market securities added to returns as these securities posted positive performance during the reporting period.

»	An underweight position to the euro benefited performance as the euro depreciated against the U.S. dollar during the reporting period.

14	PIMCO SHORT DURATION STRATEGY FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2012 to September 30, 2012 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Net Annualized Expense Ratio **
PIMCO Government Money Market Fund
Class M	$1,000.00	$1,000.20	$0.85	$1,000.00	$1,024.22	$0.86	0.17%
Class P	1,000.00	1,000.20	0.95	1,000.00	1,024.12	0.96	0.19
Class A	1,000.00	1,000.20	0.95	1,000.00	1,024.12	0.96	0.19
Class C	1,000.00	1,000.20	0.95	1,000.00	1,024.12	0.96	0.19
PIMCO Investment Grade Corporate Bond Fund
Institutional Class	$1,000.00	$1,085.90	$2.61	$1,000.00	$1,022.56	$2.54	0.50%
Class P	1,000.00	1,085.40	3.14	1,000.00	1,022.06	3.04	0.60
Administrative Class	1,000.00	1,084.60	3.92	1,000.00	1,021.31	3.80	0.75
Class D	1,000.00	1,083.80	4.70	1,000.00	1,020.56	4.56	0.90
Class A	1,000.00	1,083.80	4.70	1,000.00	1,020.56	4.56	0.90
Class C	1,000.00	1,079.80	8.60	1,000.00	1,016.80	8.34	1.65

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	15

Expense Examples (Cont.)

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Net Annualized Expense Ratio **
PIMCO Low Duration Fund
Institutional Class	$1,000.00	$1,037.30	$2.35	$1,000.00	$1,022.76	$2.33	0.46%
Class P	1,000.00	1,036.80	2.86	1,000.00	1,022.26	2.84	0.56
Administrative Class	1,000.00	1,036.00	3.62	1,000.00	1,021.51	3.60	0.71
Class D	1,000.00	1,035.80	3.83	1,000.00	1,021.31	3.80	0.75
Class A	1,000.00	1,035.60	4.08	1,000.00	1,021.06	4.05	0.80
Class B	1,000.00	1,031.70	7.89	1,000.00	1,017.30	7.84	1.55
Class C	1,000.00	1,034.00	5.61	1,000.00	1,019.55	5.57	1.10
Class R	1,000.00	1,034.30	5.35	1,000.00	1,019.80	5.32	1.05
PIMCO Low Duration Fund II
Institutional Class	$1,000.00	$1,030.00	$2.54	$1,000.00	$1,022.56	$2.54	0.50%
Class P	1,000.00	1,029.50	3.05	1,000.00	1,022.06	3.04	0.60
Administrative Class	1,000.00	1,028.70	3.81	1,000.00	1,021.31	3.80	0.75
PIMCO Low Duration Fund III
Institutional Class	$1,000.00	$1,037.70	$2.55	$1,000.00	$1,022.56	$2.54	0.50%
Class P	1,000.00	1,037.20	3.06	1,000.00	1,022.06	3.04	0.60
Administrative Class	1,000.00	1,036.60	3.83	1,000.00	1,021.31	3.80	0.75
PIMCO Moderate Duration Fund
Institutional Class	$1,000.00	$1,052.20	$2.37	$1,000.00	$1,022.76	$2.33	0.46%
Class P	1,000.00	1,051.70	2.88	1,000.00	1,022.26	2.84	0.56
PIMCO Money Market Fund
Institutional Class	$1,000.00	$1,000.30	$0.75	$1,000.00	$1,024.32	$0.76	0.15%
Administrative Class	1,000.00	1,000.30	0.75	1,000.00	1,024.32	0.76	0.15
Class A	1,000.00	1,000.30	0.75	1,000.00	1,024.32	0.76	0.15
Class B	1,000.00	1,000.30	0.75	1,000.00	1,024.32	0.76	0.15
Class C	1,000.00	1,000.30	0.75	1,000.00	1,024.32	0.76	0.15
PIMCO Short Asset Investment Fund (a)
Institutional Class	$1,000.00	$1,013.60	$1.48	$1,000.00	$1,022.86	$2.23	0.44%
Class P	1,000.00	1,013.20	1.82	1,000.00	1,022.36	2.74	0.54
Administrative Class	1,000.00	1,012.80	2.32	1,000.00	1,021.61	3.50	0.69
Class D	1,000.00	1,012.50	2.66	1,000.00	1,021.11	4.00	0.79
Class A	1,000.00	1,012.50	2.66	1,000.00	1,021.11	4.00	0.79
PIMCO Short-Term Fund
Institutional Class	$1,000.00	$1,014.10	$2.27	$1,000.00	$1,022.81	$2.28	0.45%
Class P	1,000.00	1,013.60	2.78	1,000.00	1,022.31	2.79	0.55
Administrative Class	1,000.00	1,012.90	3.53	1,000.00	1,021.56	3.55	0.70
Class D	1,000.00	1,012.90	3.53	1,000.00	1,021.56	3.55	0.70
Class A	1,000.00	1,012.90	3.53	1,000.00	1,021.56	3.55	0.70
Class B	1,000.00	1,009.30	7.10	1,000.00	1,018.00	7.13	1.41
Class C	1,000.00	1,011.40	5.04	1,000.00	1,020.05	5.06	1.00
Class R	1,000.00	1,011.60	4.79	1,000.00	1,020.31	4.81	0.95

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 8 in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 5/31/12 for Actual Performance. Expenses paid in the Actual Performance section are equal to the net annualized expense ratio for the Fund, multiplied by the average account value over the period, multiplied by 122/365 for the PIMCO Short Asset Investment Fund (to reflect the period since the inception date of 5/31/12). Hypothetical expenses reflect an amount as if the classes had been operational for the entire fiscal half year.

16	PIMCO SHORT DURATION STRATEGY FUNDS

Benchmark Descriptions

Index	Description

Barclays Intermediate Government/Credit Index	Barclays Intermediate Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays U.S. Credit Index	Barclays U.S. Credit Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. This index was formerly known as the Barclays Credit Investment Grade Index. It is not possible to invest directly in an unmanaged index.

Barclays U.S. TIPS Index	Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

BofA Merrill Lynch 1-3 Year U.S. Treasury Index	The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI Emerging Markets Index	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	17

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)		Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO Government Money Market Fund
Class M
04/01/2012 - 09/30/2012+	$1.00	$0.00	^	$0.00	$0.00	^	$(0.00)^	$0.00	$(0.00)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2011	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2010	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
01/27/2009 - 03/31/2009	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
Class P
04/01/2012 - 09/30/2012+	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2011	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
05/14/2009 - 03/31/2010	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
Class A
04/01/2012 - 09/30/2012+	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2011	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
05/14/2009 - 03/31/2010	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
Class C
04/01/2012 - 09/30/2012+	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2011	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
05/14/2009 - 03/31/2010	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^

PIMCO Investment Grade Corporate Bond Fund
Institutional Class
04/01/2012 - 09/30/2012+	$10.60	$0.20		$0.70	$0.90		$(0.23)	$0.00	$(0.23)
03/31/2012	10.57	0.46		0.39	0.85		(0.52)	(0.30)	(0.82)
03/31/2011	11.18	0.56		0.51	1.07		(0.60)	(1.08)	(1.68)
03/31/2010	9.66	0.61		1.90	2.51		(0.65)	(0.34)	(0.99)
03/31/2009	10.44	0.52		(0.74)	(0.22)		(0.52)	(0.04)	(0.56)
03/31/2008	10.37	0.53		0.11	0.64		(0.54)	(0.03)	(0.57)
Class P
04/01/2012 - 09/30/2012+	10.60	0.20		0.70	0.90		(0.23)	0.00	(0.23)
03/31/2012	10.57	0.43		0.41	0.84		(0.51)	(0.30)	(0.81)
03/31/2011	11.18	0.54		0.52	1.06		(0.59)	(1.08)	(1.67)
03/31/2010	9.66	0.61		1.89	2.50		(0.64)	(0.34)	(0.98)
04/30/2008 - 03/31/2009	10.51	0.45		(0.80)	(0.35)		(0.46)	(0.04)	(0.50)
Administrative Class
04/01/2012 - 09/30/2012+	10.60	0.19		0.70	0.89		(0.22)	0.00	(0.22)
03/31/2012	10.57	0.40		0.42	0.82		(0.49)	(0.30)	(0.79)
03/31/2011	11.18	0.53		0.51	1.04		(0.57)	(1.08)	(1.65)
03/31/2010	9.66	0.59		1.89	2.48		(0.62)	(0.34)	(0.96)
03/31/2009	10.44	0.50		(0.74)	(0.24)		(0.50)	(0.04)	(0.54)
03/31/2008	10.37	0.50		0.11	0.61		(0.51)	(0.03)	(0.54)
Class D
04/01/2012 - 09/30/2012+	10.60	0.18		0.70	0.88		(0.21)	0.00	(0.21)
03/31/2012	10.57	0.41		0.40	0.81		(0.48)	(0.30)	(0.78)
03/31/2011	11.18	0.51		0.52	1.03		(0.56)	(1.08)	(1.64)
03/31/2010	9.66	0.57		1.90	2.47		(0.61)	(0.34)	(0.95)
03/31/2009	10.44	0.50		(0.76)	(0.26)		(0.48)	(0.04)	(0.52)
03/31/2008	10.37	0.48		0.12	0.60		(0.50)	(0.03)	(0.53)
Class A
04/01/2012 - 09/30/2012+	10.60	0.18		0.70	0.88		(0.21)	0.00	(0.21)
03/31/2012	10.57	0.41		0.40	0.81		(0.48)	(0.30)	(0.78)
03/31/2011	11.18	0.51		0.52	1.03		(0.56)	(1.08)	(1.64)
03/31/2010	9.66	0.57		1.90	2.47		(0.61)	(0.34)	(0.95)
03/31/2009	10.44	0.48		(0.74)	(0.26)		(0.48)	(0.04)	(0.52)
03/31/2008	10.37	0.49		0.10	0.59		(0.49)	(0.03)	(0.52)

Please see footnotes on page 28.

18	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$1.00	0.02%	$337,333	0.17	%*	0.18	%*	0.17	%*	0.18	%*	0.03	%*	NA
1.00	0.03	290,969	0.10		0.18		0.10		0.18		0.02		NA
1.00	0.06	665,082	0.18		0.18		0.18		0.18		0.04		NA
1.00	0.18	108,048	0.18		0.21		0.17		0.20		0.07		NA
1.00	0.05	53,161	0.18	*	1.19	*	0.18	*	1.19	*	0.15	*	NA

1.00	0.02	3,447	0.19	*	0.28	*	0.19	*	0.28	*	0.02	*	NA
1.00	0.03	520	0.13		0.28		0.13		0.28		0.02		NA
1.00	0.04	12	0.20		0.28		0.20		0.28		0.02		NA
1.00	0.12	10	0.24	*	0.33	*	0.23	*	0.32	*	0.05	*	NA

1.00	0.02	5,706	0.19	*	0.43	*	0.19	*	0.43	*	0.02	*	NA
1.00	0.03	6,006	0.10		0.43		0.10		0.43		0.02		NA
1.00	0.03	2,568	0.20		0.43		0.20		0.43		0.02		NA
1.00	0.11	200	0.21	*	0.44	*	0.20	*	0.43	*	0.02	*	NA

1.00	0.02	1,593	0.19	*	0.43	*	0.19	*	0.43	*	0.02	*	NA
1.00	0.03	1,879	0.10		0.43		0.10		0.43		0.02		NA
1.00	0.03	1,444	0.20		0.43		0.20		0.43		0.02		NA
1.00	0.11	342	0.19	*	0.44	*	0.18	*	0.43	*	0.03	*	NA

$11.27	8.59%	$4,472,131	0.50	%*	0.50	%*	0.50	%*	0.50	%*	3.66	%*	91%
10.60	8.29	4,404,375	0.50		0.50		0.50		0.50		4.31		124
10.57	10.04	4,132,194	0.50		0.50		0.50		0.50		4.98		325
11.18	26.70	4,687,510	0.50		0.50		0.50		0.50		5.65		248
9.66	(2.03)	3,117,364	0.50		0.50		0.50		0.50		5.28		348
10.44	6.35	48,596	0.57		0.57		0.50		0.50		5.10		115

11.27	8.54	517,762	0.60	*	0.60	*	0.60	*	0.60	*	3.57	*	91
10.60	8.19	392,153	0.60		0.60		0.60		0.60		4.09		124
10.57	9.93	147,668	0.60		0.60		0.60		0.60		4.86		325
11.18	26.58	137,987	0.60		0.60		0.60		0.60		5.52		248
9.66	(3.24)	10	0.60	*	0.60	*	0.60	*	0.60	*	4.97	*	348

11.27	8.46	202,375	0.75	*	0.75	*	0.75	*	0.75	*	3.42	*	91
10.60	8.03	172,288	0.75		0.75		0.75		0.75		3.83		124
10.57	9.76	45,160	0.75		0.75		0.75		0.75		4.76		325
11.18	26.39	55,024	0.75		0.75		0.75		0.75		5.38		248
9.66	(2.26)	6,183	0.75		0.75		0.75		0.75		5.10		348
10.44	6.04	619	0.83		0.83		0.75		0.75		4.79		115

11.27	8.38	845,017	0.90	*	0.90	*	0.90	*	0.90	*	3.27	*	91
10.60	7.86	573,259	0.90		0.90		0.90		0.90		3.86		124
10.57	9.60	336,201	0.90		0.90		0.90		0.90		4.54		325
11.18	26.21	306,182	0.90		0.90		0.90		0.90		5.24		248
9.66	(2.42)	191,774	0.90		0.90		0.90		0.90		5.13		348
10.44	5.93	5,482	0.98		0.98		0.90		0.90		4.67		115

11.27	8.38	1,598,556	0.90	*	0.90	*	0.90	*	0.90	*	3.27	*	91
10.60	7.86	1,236,863	0.90		0.90		0.90		0.90		3.85		124
10.57	9.60	727,685	0.90		0.90		0.90		0.90		4.55		325
11.18	26.21	621,321	0.90		0.90		0.90		0.90		5.24		248
9.66	(2.44)	376,473	0.90		0.90		0.90		0.90		4.92		348
10.44	5.92	33,922	0.97		0.97		0.90		0.90		4.70		115

Please see footnotes on page 28.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO Investment Grade Corporate Bond Fund (Cont.)
Class C
04/01/2012 - 09/30/2012+	$10.60	$0.14	$0.70	$0.84	$(0.17)	$0.00	$(0.17)
03/31/2012	10.57	0.33	0.40	0.73	(0.40)	(0.30)	(0.70)
03/31/2011	11.18	0.42	0.52	0.94	(0.47)	(1.08)	(1.55)
03/31/2010	9.66	0.49	1.90	2.39	(0.53)	(0.34)	(0.87)
03/31/2009	10.44	0.41	(0.74)	(0.33)	(0.41)	(0.04)	(0.45)
03/31/2008	10.37	0.41	0.11	0.52	(0.42)	(0.03)	(0.45)

PIMCO Low Duration Fund
Institutional Class
04/01/2012 - 09/30/2012+	$10.40	$0.08	$0.31	$0.39	$(0.13)	$0.00	$(0.13)
03/31/2012	10.44	0.19	0.05	0.24	(0.28)	0.00	(0.28)
03/31/2011	10.44	0.21	0.22	0.43	(0.24)	(0.19)	(0.43)
03/31/2010	9.30	0.27	1.18	1.45	(0.30)	(0.01)	(0.31)
03/31/2009	10.14	0.42	(0.71)	(0.29)	(0.42)	(0.13)	(0.55)
03/31/2008	9.95	0.47	0.27	0.74	(0.48)	(0.07)	(0.55)
Class P
04/01/2012 - 09/30/2012+	10.40	0.07	0.31	0.38	(0.12)	0.00	(0.12)
03/31/2012	10.44	0.18	0.05	0.23	(0.27)	0.00	(0.27)
03/31/2011	10.44	0.20	0.22	0.42	(0.23)	(0.19)	(0.42)
03/31/2010	9.30	0.23	1.21	1.44	(0.29)	(0.01)	(0.30)
04/30/2008 - 03/31/2009	10.13	0.37	(0.69)	(0.32)	(0.38)	(0.13)	(0.51)
Administrative Class
04/01/2012 - 09/30/2012+	10.40	0.07	0.30	0.37	(0.11)	0.00	(0.11)
03/31/2012	10.44	0.16	0.06	0.22	(0.26)	0.00	(0.26)
03/31/2011	10.44	0.18	0.22	0.40	(0.21)	(0.19)	(0.40)
03/31/2010	9.30	0.24	1.19	1.43	(0.28)	(0.01)	(0.29)
03/31/2009	10.14	0.39	(0.70)	(0.31)	(0.40)	(0.13)	(0.53)
03/31/2008	9.95	0.44	0.27	0.71	(0.45)	(0.07)	(0.52)
Class D
04/01/2012 - 09/30/2012+	10.40	0.06	0.31	0.37	(0.11)	0.00	(0.11)
03/31/2012	10.44	0.16	0.05	0.21	(0.25)	0.00	(0.25)
03/31/2011	10.44	0.18	0.22	0.40	(0.21)	(0.19)	(0.40)
03/31/2010	9.30	0.22	1.21	1.43	(0.28)	(0.01)	(0.29)
03/31/2009	10.14	0.39	(0.71)	(0.32)	(0.39)	(0.13)	(0.52)
03/31/2008	9.95	0.44	0.26	0.70	(0.44)	(0.07)	(0.51)
Class A
04/01/2012 - 09/30/2012+	10.40	0.06	0.31	0.37	(0.11)	0.00	(0.11)
03/31/2012	10.44	0.15	0.06	0.21	(0.25)	0.00	(0.25)
03/31/2011	10.44	0.17	0.21	0.38	(0.19)	(0.19)	(0.38)
03/31/2010	9.30	0.22	1.19	1.41	(0.26)	(0.01)	(0.27)
03/31/2009	10.14	0.38	(0.71)	(0.33)	(0.38)	(0.13)	(0.51)
03/31/2008	9.95	0.43	0.26	0.69	(0.43)	(0.07)	(0.50)
Class B
04/01/2012 - 09/30/2012+	10.40	0.02	0.31	0.33	(0.07)	0.00	(0.07)
03/31/2012	10.44	0.07	0.06	0.13	(0.17)	0.00	(0.17)
03/31/2011	10.44	0.08	0.23	0.31	(0.12)	(0.19)	(0.31)
03/31/2010	9.30	0.17	1.17	1.34	(0.19)	(0.01)	(0.20)
03/31/2009	10.14	0.31	(0.71)	(0.40)	(0.31)	(0.13)	(0.44)
03/31/2008	9.95	0.35	0.27	0.62	(0.36)	(0.07)	(0.43)
Class C
04/01/2012 - 09/30/2012+	10.40	0.05	0.30	0.35	(0.09)	0.00	(0.09)
03/31/2012	10.44	0.12	0.06	0.18	(0.22)	0.00	(0.22)
03/31/2011	10.44	0.14	0.21	0.35	(0.16)	(0.19)	(0.35)
03/31/2010	9.30	0.17	1.20	1.37	(0.22)	(0.01)	(0.23)
03/31/2009	10.14	0.33	(0.71)	(0.38)	(0.33)	(0.13)	(0.46)
03/31/2008	9.95	0.38	0.26	0.64	(0.38)	(0.07)	(0.45)

Please see footnotes on page 28.

20	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$11.27	7.98%	$875,731	1.65	%*	1.65	%*	1.65	%*	1.65	%*	2.52	%*	91%
10.60	7.06	660,637	1.65		1.65		1.65		1.65		3.11		124
10.57	8.79	438,435	1.65		1.65		1.65		1.65		3.80		325
11.18	25.27	350,334	1.65		1.65		1.65		1.65		4.47		248
9.66	(3.16)	121,602	1.65		1.65		1.65		1.65		4.16		348
10.44	5.14	9,060	1.72		1.72		1.65		1.65		3.95		115

$10.66	3.73%	$14,197,039	0.46	%*	0.46	%*	0.46	%*	0.46	%*	1.49	%*	293%
10.40	2.36	13,180,746	0.46		0.46		0.46		0.46		1.81		437
10.44	4.15	13,350,275	0.46		0.46		0.46		0.46		1.99		461
10.44	15.80	12,012,235	0.46		0.46		0.46		0.46		2.62		488
9.30	(2.85)	6,921,501	0.48	(b)	0.48	(b)	0.45	(b)	0.45	(b)	4.30		223
10.14	7.64	8,360,184	0.43		0.43		0.43		0.43		4.68		141

10.66	3.68	1,082,644	0.56	*	0.56	*	0.56	*	0.56	*	1.38	*	293
10.40	2.26	928,142	0.56		0.56		0.56		0.56		1.71		437
10.44	4.04	806,915	0.56		0.56		0.56		0.56		1.92		461
10.44	15.68	455,685	0.56		0.56		0.56		0.56		2.27		488
9.30	(3.18)	1,798	0.58	*(c)	0.58	*(c)	0.55	*(c)	0.55	*(c)	4.26	*	223

10.66	3.60	826,400	0.71	*	0.71	*	0.71	*	0.71	*	1.26	*	293
10.40	2.10	478,181	0.71		0.71		0.71		0.71		1.56		437
10.44	3.89	850,731	0.71		0.71		0.71		0.71		1.74		461
10.44	15.51	926,055	0.71		0.71		0.71		0.71		2.37		488
9.30	(3.09)	476,505	0.73	(b)	0.73	(b)	0.70	(b)	0.70	(b)	4.06		223
10.14	7.38	375,438	0.68		0.68		0.68		0.68		4.43		141

10.66	3.58	1,969,097	0.75	*	0.75	*	0.75	*	0.75	*	1.20	*	293
10.40	2.06	1,756,751	0.75		0.75		0.75		0.75		1.52		437
10.44	3.85	1,783,728	0.75		0.75		0.75		0.75		1.72		461
10.44	15.46	1,365,583	0.75		0.75		0.75		0.75		2.17		488
9.30	(3.15)	477,259	0.78		0.78		0.75		0.75		4.00		223
10.14	7.30	507,062	0.75		0.75		0.75		0.75		4.35		141

10.66	3.56	3,494,884	0.80	*	0.80	*	0.80	*	0.80	*	1.15	*	293
10.40	2.01	3,394,040	0.80	(d)	0.80	(d)	0.80	(d)	0.80	(d)	1.47		437
10.44	3.74	3,439,969	0.85		0.85		0.85		0.85		1.61		461
10.44	15.35	3,074,798	0.85		0.85		0.85		0.85		2.19		488
9.30	(3.24)	1,632,854	0.88		0.88		0.85		0.85		3.90		223
10.14	7.19	1,614,909	0.85		0.85		0.85		0.85		4.24		141

10.66	3.17	4,257	1.55	*	1.55	*	1.55	*	1.55	*	0.45	*	293
10.40	1.24	7,529	1.55	(d)	1.55	(d)	1.55	(d)	1.55	(d)	0.72		437
10.44	2.97	31,539	1.60		1.60		1.60		1.60		0.77		461
10.44	14.49	81,425	1.60		1.60		1.60		1.60		1.70		488
9.30	(3.96)	105,595	1.63		1.63		1.60		1.60		3.14		223
10.14	6.40	162,843	1.60		1.60		1.60		1.60		3.54		141

10.66	3.40	1,021,512	1.10	*	1.10	*	1.10	*	1.10	*	0.86	*	293
10.40	1.70	990,380	1.10	(d)	1.10	(d)	1.10	(d)	1.10	(d)	1.17		437
10.44	3.43	1,014,588	1.15		1.15		1.15		1.15		1.31		461
10.44	14.83	837,286	1.30	(e)	1.30	(e)	1.30	(e)	1.30	(e)	1.71		488
9.30	(3.72)	363,986	1.38		1.38		1.35		1.35		3.40		223
10.14	6.66	387,133	1.35		1.35		1.35		1.35		3.78		141

Please see footnotes on page 28.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO Low Duration Fund (Cont.)
Class R
04/01/2012 - 09/30/2012+	$10.40	$0.05	$0.31	$0.36	$(0.10)	$0.00	$(0.10)
03/31/2012	10.44	0.13	0.05	0.18	(0.22)	0.00	(0.22)
03/31/2011	10.44	0.15	0.21	0.36	(0.17)	(0.19)	(0.36)
03/31/2010	9.30	0.20	1.19	1.39	(0.24)	(0.01)	(0.25)
03/31/2009	10.14	0.35	(0.70)	(0.35)	(0.36)	(0.13)	(0.49)
03/31/2008	9.95	0.41	0.26	0.67	(0.41)	(0.07)	(0.48)

PIMCO Low Duration Fund II
Institutional Class
04/01/2012 - 09/30/2012+	$10.05	$0.04	$0.26	$0.30	$(0.11)	$0.00	$(0.11)
03/31/2012	9.97	0.12	0.15	0.27	(0.18)	(0.01)	(0.19)
03/31/2011	10.06	0.17	0.12	0.29	(0.23)	(0.15)	(0.38)
03/31/2010	9.28	0.24	0.82	1.06	(0.28)	0.00	(0.28)
03/31/2009	9.87	0.38	(0.59)	(0.21)	(0.38)	0.00	(0.38)
03/31/2008	9.58	0.44	0.29	0.73	(0.44)	0.00	(0.44)
Class P
04/01/2012 - 09/30/2012+	10.05	0.04	0.26	0.30	(0.11)	0.00	(0.11)
03/31/2012	9.97	0.11	0.15	0.26	(0.17)	(0.01)	(0.18)
03/31/2011	10.06	0.18	0.10	0.28	(0.22)	(0.15)	(0.37)
12/31/2009 - 03/31/2010	9.97	0.03	0.09	0.12	(0.03)	0.00	(0.03)
Administrative Class
04/01/2012 - 09/30/2012+	10.05	0.03	0.26	0.29	(0.10)	0.00	(0.10)
03/31/2012	9.97	0.10	0.15	0.25	(0.16)	(0.01)	(0.17)
03/31/2011	10.06	0.15	0.12	0.27	(0.21)	(0.15)	(0.36)
03/31/2010	9.28	0.13	0.91	1.04	(0.26)	0.00	(0.26)
03/31/2009	9.87	0.35	(0.59)	(0.24)	(0.35)	0.00	(0.35)
03/31/2008	9.58	0.42	0.29	0.71	(0.42)	0.00	(0.42)

PIMCO Low Duration Fund III
Institutional Class
04/01/2012 - 09/30/2012+	$9.91	$0.09	$0.28	$0.37	$(0.11)	$0.00	$(0.11)
03/31/2012	9.89	0.16	0.13	0.29	(0.20)	(0.07)	(0.27)
03/31/2011	9.74	0.17	0.26	0.43	(0.19)	(0.09)	(0.28)
03/31/2010	8.73	0.25	1.04	1.29	(0.28)	0.00	(0.28)
03/31/2009	10.03	0.47	(0.96)	(0.49)	(0.46)	(0.35)	(0.81)
03/31/2008	9.80	0.47	0.28	0.75	(0.47)	(0.05)	(0.52)
Class P
04/01/2012 - 09/30/2012+	9.91	0.08	0.29	0.37	(0.11)	0.00	(0.11)
03/31/2012	9.89	0.15	0.13	0.28	(0.19)	(0.07)	(0.26)
11/19/2010 - 03/31/2011	10.00	0.06	(0.01)	0.05	(0.07)	(0.09)	(0.16)
Administrative Class
04/01/2012 - 09/30/2012+	9.91	0.07	0.29	0.36	(0.10)	0.00	(0.10)
03/31/2012	9.89	0.14	0.12	0.26	(0.17)	(0.07)	(0.24)
03/31/2011	9.74	0.14	0.27	0.41	(0.17)	(0.09)	(0.26)
03/31/2010	8.73	0.17	1.10	1.27	(0.26)	0.00	(0.26)
03/31/2009	10.03	0.44	(0.96)	(0.52)	(0.43)	(0.35)	(0.78)
03/31/2008	9.80	0.45	0.28	0.73	(0.45)	(0.05)	(0.50)

PIMCO Moderate Duration Fund
Institutional Class
04/01/2012 - 09/30/2012+	$10.74	$0.12	$0.44	$0.56	$(0.14)	$0.00	$(0.14)
03/31/2012	10.69	0.23	0.25	0.48	(0.26)	(0.17)	(0.43)
03/31/2011	10.73	0.27	0.44	0.71	(0.32)	(0.43)	(0.75)
03/31/2010	9.67	0.36	1.30	1.66	(0.42)	(0.18)	(0.60)
03/31/2009	10.34	0.47	(0.49)	(0.02)	(0.51)	(0.14)	(0.65)
03/31/2008	9.99	0.48	0.42	0.90	(0.49)	(0.06)	(0.55)

Please see footnotes on page 28.

22	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$10.66	3.43%	$124,004	1.05	%*	1.05	%*	1.05	%*	1.05	%*	0.90	%*	293%
10.40	1.76	116,496	1.05	(d)	1.05	(d)	1.05	(d)	1.05	(d)	1.22		437
10.44	3.49	96,283	1.10		1.10		1.10		1.10		1.41		461
10.44	15.07	39,325	1.10		1.10		1.10		1.10		1.97		488
9.30	(3.49)	21,872	1.13		1.13		1.10		1.10		3.64		223
10.14	6.93	9,642	1.10		1.10		1.10		1.10		4.05		141

$10.24	3.00%	$627,172	0.50	%*	0.50	%*	0.50	%*	0.50	%*	0.84	%*	379%
10.05	2.74	825,256	0.50		0.50		0.50		0.50		1.19		1,022
9.97	2.96	463,238	0.50		0.50		0.50		0.50		1.68		718
10.06	11.59	518,316	0.50		0.50		0.50		0.50		2.44		598
9.28	(2.18)	356,284	0.50		0.50		0.50		0.50		3.94		112
9.87	7.86	286,922	0.51		0.51		0.50		0.50		4.59		50

10.24	2.95	969	0.60	*	0.60	*	0.60	*	0.60	*	0.72	*	379
10.05	2.64	700	0.60		0.60		0.60		0.60		1.10		1,022
9.97	2.86	817	0.60		0.60		0.60		0.60		1.84		718
10.06	1.18	10	0.60	*	0.60	*	0.60	*	0.60	*	1.10	*	598

10.24	2.87	20,014	0.75	*	0.75	*	0.75	*	0.75	*	0.54	*	379
10.05	2.49	24,904	0.75		0.75		0.75		0.75		0.95		1,022
9.97	2.70	13,815	0.75		0.75		0.75		0.75		1.45		718
10.06	11.31	13,973	0.75		0.75		0.75		0.75		1.34		598
9.28	(2.43)	998	0.75		0.75		0.75		0.75		3.69		112
9.87	7.60	881	0.76		0.76		0.75		0.75		4.33		50

$10.17	3.77%	$250,767	0.50	%*	0.50	%*	0.50	%*	0.50	%*	1.81	%*	316%
9.91	2.91	235,959	0.50		0.50		0.50		0.50		1.61		496
9.89	4.48	215,419	0.50		0.50		0.50		0.50		1.68		460
9.74	14.93	195,265	0.51		0.51		0.50		0.50		2.60		555
8.73	(4.88)	114,884	1.20		1.20		0.50		0.50		4.95		143
10.03	7.88	151,405	0.54		0.54		0.50		0.50		4.73		105

10.17	3.72	6,870	0.60	*	0.60	*	0.60	*	0.60	*	1.64	*	316
9.91	2.80	3,232	0.60		0.60		0.60		0.60		1.52		496
9.89	0.53	2,223	0.60	*	0.60	*	0.60	*	0.60	*	1.74	*	460

10.17	3.66	2,164	0.75	*	0.75	*	0.75	*	0.75	*	1.42	*	316
9.91	2.65	665	0.75		0.75		0.75		0.75		1.38		496
9.89	4.22	296	0.75		0.75		0.75		0.75		1.42		460
9.74	14.64	471	0.76		0.76		0.75		0.75		1.82		555
8.73	(5.12)	33	1.45		1.45		0.75		0.75		4.72		143
10.03	7.60	24	0.79		0.79		0.75		0.75		4.54		105

$11.16	5.22%	$2,673,745	0.46	%*	0.46	%*	0.46	%*	0.46	%*	2.25	%*	235%
10.74	4.54	2,505,387	0.46		0.46		0.46		0.46		2.17		391
10.69	6.68	2,333,258	0.46		0.46		0.46		0.46		2.52		325
10.73	17.48	2,034,711	0.47		0.47		0.46		0.46		3.51		844
9.67	(0.13)	1,589,238	0.54	(f)	0.54	(f)	0.46	(f)	0.46	(f)	4.78		302
10.34	9.32	1,593,066	0.45		0.45		0.45		0.45		4.77		151

Please see footnotes on page 28.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)		Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations		Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Total Distributions

PIMCO Moderate Duration Fund (Cont.)
Class P
04/01/2012 - 09/30/2012+	$10.74	$0.12		$0.43	$0.55		$(0.13)		$0.00	$(0.13)
03/31/2012	10.69	0.22		0.25	0.47		(0.25)		(0.17)	(0.42)
03/31/2011	10.73	0.27		0.43	0.70		(0.31)		(0.43)	(0.74)
12/31/2009 - 03/31/2010	10.48	0.06		0.26	0.32		(0.07)		0.00	(0.07)

PIMCO Money Market Fund
Institutional Class
04/01/2012 - 09/30/2012+	$1.00	$0.00	^	$0.00	$0.00	^	$(0.00	)^	$0.00	$(0.00	)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2011	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2010	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2009	1.00	0.01		0.00	0.01		(0.01)		0.00	(0.01)
03/31/2008	1.00	0.05		0.00	0.05		(0.05)		0.00	(0.05)
Administrative Class
04/01/2012 - 09/30/2012+	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2011	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2010	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2009	1.00	0.01		0.00	0.01		(0.01)		0.00	(0.01)
03/31/2008	1.00	0.04		0.00	0.04		(0.04)		0.00	(0.04)
Class A
04/01/2012 - 09/30/2012+	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2011	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2010	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2009	1.00	0.01		0.00	0.01		(0.01)		0.00	(0.01)
03/31/2008	1.00	0.04		0.00	0.04		(0.04)		0.00	(0.04)
Class B
04/01/2012 - 09/30/2012+	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2011	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2010	1.00	0.00		0.00	0.00		0.00		0.00	0.00
03/31/2009	1.00	0.01		0.00	0.01		(0.01)		0.00	(0.01)
03/31/2008	1.00	0.03		0.00	0.03		(0.03)		0.00	(0.03)
Class C
04/01/2012 - 09/30/2012+	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2011	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2010	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	(0.00	)^
03/31/2009	1.00	0.01		0.00	0.01		(0.01)		0.00	(0.01)
03/31/2008	1.00	0.04		0.00	0.04		(0.04)		0.00	(0.04)

PIMCO Short Asset Investment Fund
Institutional Class
05/31/2012 - 09/30/2012+	$10.00	$0.01		$0.13	$0.14		$(0.02)		$0.00	$(0.02)
Class P
05/31/2012 - 09/30/2012+	10.00	0.01		0.12	0.13		(0.01)		0.00	(0.01)
Administrative Class
05/31/2012 - 09/30/2012+	10.00	0.00	^	0.13	0.13		(0.01)		0.00	(0.01)
Class D
05/31/2012 - 09/30/2012+	10.00	(0.00	)^	0.13	0.13		(0.01)		0.00	(0.01)
Class A
05/31/2012 - 09/30/2012	10.00	(0.00	)^	0.12	0.12		(0.00	)^	0.00	(0.00	)^

Please see footnotes on page 28.

24	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$11.16	5.17%	$38,368	0.56	%*	0.56	%*	0.56	%*	0.56	%*	2.16	%*	235%
10.74	4.44	36,425	0.56		0.56		0.56		0.56		2.08		391
10.69	6.57	826	0.56		0.56		0.56		0.56		2.54		325
10.73	3.01	10	0.56	*	0.56	*	0.56	*	0.56	*	2.27	*	844

$1.00	0.03%	$317,967	0.15	%*	0.32	%*	0.15	%*	0.32	%*	0.04	%*	NA
1.00	0.06	376,987	0.10		0.32		0.10		0.32		0.04		NA
1.00	0.06	290,401	0.22		0.32		0.22		0.32		0.04		NA
1.00	0.10	171,696	0.32		0.34		0.32		0.34		0.06		NA
1.00	1.48	246,822	0.34		0.34		0.34		0.34		1.42		NA
1.00	4.69	217,989	0.32		0.32		0.32		0.32		4.54		NA

1.00	0.03	183,945	0.15	*	0.57	*	0.15	*	0.57	*	0.04	*	NA
1.00	0.06	182,873	0.09		0.57		0.09		0.57		0.04		NA
1.00	0.06	28,757	0.22		0.57		0.22		0.57		0.04		NA
1.00	0.09	38,358	0.32		0.59		0.32		0.59		0.05		NA
1.00	1.26	13,778	0.51		0.59		0.51		0.59		0.81		NA
1.00	4.42	6,891	0.57		0.57		0.57		0.57		4.36		NA

1.00	0.03	160,876	0.15	*	0.57	*	0.15	*	0.57	*	0.04	*	NA
1.00	0.06	171,555	0.09		0.57		0.09		0.57		0.04		NA
1.00	0.06	186,888	0.22		0.57		0.22		0.57		0.05		NA
1.00	0.09	152,737	0.32		0.59		0.32		0.59		0.05		NA
1.00	1.26	194,007	0.54		0.59		0.54		0.59		1.04		NA
1.00	4.43	108,430	0.57		0.57		0.57		0.57		4.28		NA

1.00	0.03	3,889	0.15	*	1.47	*	0.15	*	1.47	*	0.04	*	NA
1.00	0.06	5,860	0.09		1.47		0.09		1.47		0.04		NA
1.00	0.06	11,929	0.22		1.47		0.22		1.47		0.04		NA
1.00	0.09	33,102	0.32		1.49		0.32		1.49		0.05		NA
1.00	0.64	72,511	1.13		1.49		1.13		1.49		0.55		NA
1.00	3.50	56,818	1.47		1.47		1.47		1.47		3.40		NA

1.00	0.03	65,266	0.15	*	0.57	*	0.15	*	0.57	*	0.04	*	NA
1.00	0.06	79,279	0.09		0.57		0.09		0.57		0.04		NA
1.00	0.06	95,215	0.22		0.57		0.22		0.57		0.05		NA
1.00	0.09	62,857	0.32		0.59		0.32		0.59		0.05		NA
1.00	1.26	126,219	0.54		0.59		0.54		0.59		1.02		NA
1.00	4.44	71,946	0.57		0.57		0.57		0.57		4.30		NA

$10.12	1.36%	$4,485	0.44	%*	0.54	%*	0.24	%*	0.34	%*	0.29	%*	6,724%

10.12	1.32	10	0.54	*	0.64	*	0.34	*	0.44	*	0.19	*	6,724

10.12	1.28	44	0.69	*	0.79	*	0.49	*	0.59	*	0.14	*	6,724

10.12	1.25	319	0.79	*	0.89	*	0.59	*	0.69	*	(0.03	)*	6,724

10.12	1.25	126	0.79	*	0.89	*	0.59	*	0.69	*	(0.10	)*	6,724

Please see footnotes on page 28.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	25

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)		Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO Short-Term Fund
Institutional Class
04/01/2012 - 09/30/2012+	$9.80	$0.05		$0.09	$0.14	$(0.05)	$0.00	$(0.05)
03/31/2012	9.89	0.12		0.01	0.13	(0.13)	(0.09)	(0.22)
03/31/2011	9.87	0.10		0.07	0.17	(0.10)	(0.05)	(0.15)
03/31/2010	9.39	0.16		0.53	0.69	(0.18)	(0.03)	(0.21)
03/31/2009	9.81	0.38		(0.29)	0.09	(0.36)	(0.15)	(0.51)
03/31/2008	9.96	0.48		(0.12)	0.36	(0.48)	(0.03)	(0.51)
Class P
04/01/2012 - 09/30/2012+	9.80	0.04		0.09	0.13	(0.04)	0.00	(0.04)
03/31/2012	9.89	0.11		0.01	0.12	(0.12)	(0.09)	(0.21)
03/31/2011	9.87	0.09		0.07	0.16	(0.09)	(0.05)	(0.14)
03/31/2010	9.39	0.13		0.55	0.68	(0.17)	(0.03)	(0.20)
04/30/2008 - 03/31/2009	9.85	0.34		(0.33)	0.01	(0.32)	(0.15)	(0.47)
Administrative Class
04/01/2012 - 09/30/2012+	9.80	0.04		0.09	0.13	(0.04)	0.00	(0.04)
03/31/2012	9.89	0.10		0.00	0.10	(0.10)	(0.09)	(0.19)
03/31/2011	9.87	0.08		0.07	0.15	(0.08)	(0.05)	(0.13)
03/31/2010	9.39	0.15		0.51	0.66	(0.15)	(0.03)	(0.18)
03/31/2009	9.81	0.36		(0.29)	0.07	(0.34)	(0.15)	(0.49)
03/31/2008	9.96	0.46		(0.12)	0.34	(0.46)	(0.03)	(0.49)
Class D
04/01/2012 - 09/30/2012+	9.80	0.04		0.09	0.13	(0.04)	0.00	(0.04)
03/31/2012	9.89	0.10		0.00	0.10	(0.10)	(0.09)	(0.19)
03/31/2011	9.87	0.07		0.07	0.14	(0.07)	(0.05)	(0.12)
03/31/2010	9.39	0.13		0.53	0.66	(0.15)	(0.03)	(0.18)
03/31/2009	9.81	0.35		(0.28)	0.07	(0.34)	(0.15)	(0.49)
03/31/2008	9.96	0.45		(0.12)	0.33	(0.45)	(0.03)	(0.48)
Class A
04/01/2012 - 09/30/2012+	9.80	0.04		0.09	0.13	(0.04)	0.00	(0.04)
03/31/2012	9.89	0.10		0.00	0.10	(0.10)	(0.09)	(0.19)
03/31/2011	9.87	0.07		0.07	0.14	(0.07)	(0.05)	(0.12)
03/31/2010	9.39	0.12		0.53	0.65	(0.14)	(0.03)	(0.17)
03/31/2009	9.81	0.35		(0.29)	0.06	(0.33)	(0.15)	(0.48)
03/31/2008	9.96	0.45		(0.12)	0.33	(0.45)	(0.03)	(0.48)
Class B
04/01/2012 - 09/30/2012+	9.80	0.00	^	0.09	0.09	(0.00)^	0.00	(0.00)^
03/31/2012	9.89	0.02		0.01	0.03	(0.03)	(0.09)	(0.12)
03/31/2011	9.87	0.00	^	0.07	0.07	(0.00)^	(0.05)	(0.05)
03/31/2010	9.39	0.08		0.50	0.58	(0.07)	(0.03)	(0.10)
03/31/2009	9.81	0.28		(0.29)	(0.01)	(0.26)	(0.15)	(0.41)
03/31/2008	9.96	0.38		(0.13)	0.25	(0.37)	(0.03)	(0.40)
Class C
04/01/2012 - 09/30/2012+	9.80	0.02		0.09	0.11	(0.02)	0.00	(0.02)
03/31/2012	9.89	0.07		0.00	0.07	(0.07)	(0.09)	(0.16)
03/31/2011	9.87	0.04		0.07	0.11	(0.04)	(0.05)	(0.09)
03/31/2010	9.39	0.10		0.52	0.62	(0.11)	(0.03)	(0.14)
03/31/2009	9.81	0.32		(0.29)	0.03	(0.30)	(0.15)	(0.45)
03/31/2008	9.96	0.42		(0.12)	0.30	(0.42)	(0.03)	(0.45)
Class R
04/01/2012 - 09/30/2012+	9.80	0.02		0.09	0.11	(0.02)	0.00	(0.02)
03/31/2012	9.89	0.07		0.01	0.08	(0.08)	(0.09)	(0.17)
03/31/2011	9.87	0.04		0.07	0.11	(0.04)	(0.05)	(0.09)
03/31/2010	9.39	0.10		0.53	0.63	(0.12)	(0.03)	(0.15)
03/31/2009	9.81	0.32		(0.28)	0.04	(0.31)	(0.15)	(0.46)
03/31/2008	9.96	0.42		(0.12)	0.30	(0.42)	(0.03)	(0.45)

Please see footnotes on page 28.

26	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$9.89	1.41%	$6,276,262	0.45	%*	0.45	%*	0.45	%*	0.45	%*	0.97	%*	77%
9.80	1.28	5,669,635	0.46		0.46		0.45		0.45		1.24		307
9.89	1.77	6,500,992	0.45		0.45		0.45		0.45		1.03		182
9.87	7.31	5,643,399	0.45		0.45		0.45		0.45		1.61		446
9.39	1.01	1,954,753	0.50		0.50		0.45		0.45		3.98		582
9.81	3.72	1,871,326	0.46		0.46		0.45		0.45		4.87		191

9.89	1.36	722,050	0.55	*	0.55	*	0.55	*	0.55	*	0.87	*	77
9.80	1.18	506,161	0.56		0.56		0.55		0.55		1.13		307
9.89	1.67	289,593	0.55		0.55		0.55		0.55		0.93		182
9.87	7.21	263,898	0.55		0.55		0.55		0.55		1.29		446
9.39	0.19	11,963	0.60	*	0.60	*	0.55	*	0.55	*	3.92	*	582

9.89	1.29	2,838,508	0.70	*	0.70	*	0.70	*	0.70	*	0.72	*	77
9.80	1.03	2,911,630	0.71		0.71		0.70		0.70		0.99		307
9.89	1.52	2,589,004	0.70		0.70		0.70		0.70		0.78		182
9.87	7.05	2,813,466	0.70		0.70		0.70		0.70		1.52		446
9.39	0.76	1,669,707	0.75		0.75		0.70		0.70		3.72		582
9.81	3.47	1,514,603	0.71		0.71		0.70		0.70		4.64		191

9.89	1.29	416,300	0.70	*	0.70	*	0.70	*	0.70	*	0.73	*	77
9.80	1.02	411,209	0.72	(g)	0.72	(g)	0.71	(g)	0.71	(g)	0.99		307
9.89	1.47	513,448	0.75		0.75		0.75		0.75		0.73		182
9.87	7.00	532,652	0.75		0.75		0.75		0.75		1.29		446
9.39	0.71	138,124	0.80		0.80		0.75		0.75		3.68		582
9.81	3.41	75,692	0.76		0.76		0.75		0.75		4.56		191

9.89	1.29	1,221,178	0.70	*	0.70	*	0.70	*	0.70	*	0.72	*	77
9.80	1.02	1,035,520	0.72	(h)	0.72	(h)	0.71	(h)	0.71	(h)	0.98		307
9.89	1.42	1,322,742	0.80		0.80		0.80		0.80		0.68		182
9.87	6.94	1,560,419	0.80		0.80		0.80		0.80		1.19		446
9.39	0.66	382,308	0.85		0.85		0.80		0.80		3.62		582
9.81	3.34	201,097	0.84	(i)	0.84	(i)	0.83	(i)	0.83	(i)	4.52		191

9.89	0.93	817	1.41	*	1.45	*	1.41	*	1.45	*	0.01	*	77
9.80	0.27	1,083	1.47	(h)	1.47	(h)	1.46	(h)	1.46	(h)	0.24		307
9.89	0.77	2,698	1.43		1.55		1.43		1.55		0.04		182
9.87	6.17	4,977	1.53		1.55		1.53		1.55		0.86		446
9.39	(0.09)	8,359	1.60		1.60		1.55		1.55		2.90		582
9.81	2.57	9,485	1.59	(i)	1.59	(i)	1.58	(i)	1.58	(i)	3.78		191

9.89	1.14	202,067	1.00	*	1.00	*	1.00	*	1.00	*	0.43	*	77
9.80	0.72	220,406	1.02	(h)	1.02	(h)	1.01	(h)	1.01	(h)	0.68		307
9.89	1.11	279,411	1.10		1.10		1.10		1.10		0.38		182
9.87	6.62	298,079	1.10		1.10		1.10		1.10		1.00		446
9.39	0.36	124,847	1.15		1.15		1.10		1.10		3.34		582
9.81	3.03	100,746	1.14	(i)	1.14	(i)	1.13	(i)	1.13	(i)	4.22		191

9.89	1.16	10,914	0.95	*	0.95	*	0.95	*	0.95	*	0.48	*	77
9.80	0.77	8,753	0.97	(h)	0.97	(h)	0.96	(h)	0.96	(h)	0.73		307
9.89	1.16	9,462	1.05		1.05		1.05		1.05		0.44		182
9.87	6.67	7,689	1.05		1.05		1.05		1.05		1.02		446
9.39	0.41	2,583	1.10		1.10		1.05		1.05		3.35		582
9.81	3.07	948	1.08	(i)	1.08	(i)	1.07	(i)	1.07	(i)	4.20		191

Please see footnotes on page 28.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	27

Financial Highlights (Cont.)

+	Unaudited
*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude the PIMCO Short-Term Floating NAV Portfolio.
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the Class’s supervisory and administrative fee was increased by 0.03% to an annual rate of 0.21%.
(c)	Effective October 1, 2008, the Class’s supervisory and administrative fee was increased by 0.03% to an annual rate of 0.31%.
(d)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.55%.
(e)	Effective January 1, 2010, the Class’s distribution and/or service/12b-1 fees was decreased by 0.20% to an annual rate of 0.30%.
(f)	Effective October 1, 2008, the Class’s supervisory and administrative fee was increased by 0.01% to an annual rate of 0.21%.
(g)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.20%.
(h)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.20%.
(i)	Effective October 1, 2007, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.30%.

28	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	29

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Government Money Market Fund	PIMCO Investment Grade Corporate Bond Fund	PIMCO Low Duration Fund

Assets:
Investments, at value	$158,739	$8,741,541	$25,310,192
Investments in Affiliates, at value	0	262,255	4,118,294
Repurchase agreements, at value	188,924	30,464	55,503
Cash	1	4,638	4,125
Deposits with counterparty	0	47	20
Foreign currency, at value	0	1,278	195
Receivable for investments sold	0	186,416	5,498,346
Receivable for cross-currency swap exchanges	0	0	0
Receivable for Fund shares sold	453	65,957	76,730
Interest and dividends receivable	78	92,547	92,068
Dividends receivable from Affiliates	0	82	1,199
Variation margin receivable on financial derivative instruments	0	463	784
OTC swap premiums paid	0	59,807	59,754
Unrealized appreciation on foreign currency contracts	0	8,950	12,382
Unrealized appreciation on OTC swap agreements	0	91,441	46,746
Other assets	0	0	0
	348,195	9,545,886	35,276,338

Liabilities:
Payable for reverse repurchase agreements	$0	$11,687	$0
Payable for investments purchased	0	814,988	11,312,949
Payable for investments in Affiliates purchased	0	82	1,199
Payable for sale-buyback financing transactions	0	0	37,695
Payable for short sales	0	0	876,779
Deposits from counterparty	0	80,803	138,360
Payable for cross-currency swap exchanges	0	0	0
Payable for Fund shares redeemed	66	13,410	69,418
Dividends payable	2	3,265	3,081
Written options outstanding	0	29,767	9,418
Accrued investment advisory fees	31	1,518	4,154
Accrued supervisory and administrative fees	17	1,912	3,929
Accrued distribution fees	0	661	762
Accrued servicing fees	0	445	850
Variation margin payable on financial derivative instruments	0	1,570	6
OTC swap premiums received	0	43,794	41,367
Unrealized depreciation on foreign currency contracts	0	14,344	45,888
Unrealized depreciation on OTC swap agreements	0	16,060	10,646
Other liabilities	0	8	0
	116	1,034,314	12,556,501

Net Assets	$348,079	$8,511,572	$22,719,837

Net Assets Consist of:
Paid in capital	$348,052	$7,629,579	$21,991,070
(Overdistributed) net investment income	(30)	(45,331)	(114,592)
Accumulated undistributed net realized gain	57	257,645	376,048
Net unrealized appreciation	0	669,679	467,311
	$348,079	$8,511,572	$22,719,837

Cost of Investments	$158,739	$8,151,642	$24,866,174
Cost of Investments in Affiliates	$0	$262,250	$4,118,247
Cost of Repurchase Agreements	$188,924	$30,464	$55,503
Cost of Foreign Currency Held	$0	$1,276	$196
Proceeds Received on Short Sales	$0	$0	$876,023
Premiums Received on Written Options	$0	$31,116	$20,555

30	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

PIMCO Low Duration Fund II	PIMCO Low Duration Fund III	PIMCO Moderate Duration Fund	PIMCO Money Market Fund	PIMCO Short Asset Investment Fund	PIMCO Short-Term Fund

$636,838	$317,278	$2,895,956	$385,246	$4,836	$11,858,130
114,479	44,067	478,721	0	15	57
598	666	1,631	347,861	0	36,674
5	1	0	0	191	877
56	19	66	0	0	0
0	1,239	4,451	0	0	23
165,490	60,642	370,152	0	0	132,811
0	0	0	0	0	87,594
783	115	2,045	3,832	1	80,974
1,905	1,039	13,826	140	42	73,724
36	13	115	0	0	4
15	7	60	0	0	21
0	580	8,441	0	0	6,584
0	188	2,377	0	0	14,304
1,394	645	5,135	0	1	20,905
0	0	0	0	0	1
921,599	426,499	3,782,976	737,079	5,086	12,312,683

$0	$0	$0	$0	$0	$5,077
236,638	155,539	1,020,759	0	101	281,232
36	13	115	0	0	4
0	896	10,497	0	0	0
33,033	7,657	11,958	0	0	109,641
805	940	13,423	0	0	39,038
0	0	0	0	0	89,591
922	50	432	5,050	0	31,962
159	83	507	2	0	348
225	101	702	0	0	0
118	47	497	59	0	2,164
118	47	420	25	1	1,784
4	1	0	0	0	648
0	0	0	0	0	255
1	0	4	0	0	0
1,384	536	3,596	0	0	1,154
0	706	5,808	0	0	26,994
1	82	2,145	0	0	34,695
0	0	0	0	0	0
273,444	166,698	1,070,863	5,136	102	624,587

$648,155	$259,801	$2,712,113	$731,943	$4,984	$11,688,096

$626,838	$250,556	$2,539,449	$731,928	$4,935	$11,640,741
(4,083)	(122)	(2,679)	(60)	(2)	(19,826)
15,875	5,269	60,311	75	40	35,089
9,525	4,098	115,032	0	11	32,092
$648,155	$259,801	$2,712,113	$731,943	$4,984	$11,688,096

$629,233	$313,421	$2,781,944	$385,246	$4,826	$11,799,715
$114,480	$44,071	$478,733	$0	$15	$57
$598	$666	$1,631	$347,861	$0	$36,674
$0	$1,240	$4,457	$0	$0	$23
$33,081	$7,674	$11,991	$0	$0	$109,606
$389	$164	$1,456	$0	$0	$0

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	31

Statements of Assets and Liabilities (Cont.)

(Amounts in thousands, except per share amounts)	PIMCO Government Money Market Fund	PIMCO Investment Grade Corporate Bond Fund	PIMCO Low Duration Fund

Net Assets:
Institutional Class	NA	$4,472,131	$14,197,039
Class P	$3,447	517,762	1,082,644
Administrative Class	NA	202,375	826,400
Class D	NA	845,017	1,969,097
Class A	5,706	1,598,556	3,494,884
Class B	NA	NA	4,257
Class C	1,593	875,731	1,021,512
Class R	NA	NA	124,004
Class M	337,333	NA	NA

Shares Issued and Outstanding:
Institutional Class	NA	396,786	1,331,719
Class P	3,447	45,938	101,555
Administrative Class	NA	17,956	77,518
Class D	NA	74,973	184,706
Class A	5,706	141,830	327,830
Class B	NA	NA	399
Class C	1,593	77,698	95,820
Class R	NA	NA	11,632
Class M	337,307	NA	NA

Net Asset Value and Redemption Price* Per Share Outstanding:
Institutional Class	NA	$11.27	$10.66
Class P	$1.00	11.27	10.66
Administrative Class	NA	11.27	10.66
Class D	NA	11.27	10.66
Class A	1.00	11.27	10.66
Class B	NA	NA	10.66
Class C	1.00	11.27	10.66
Class R	NA	NA	10.66
Class M	1.00	NA	NA

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

32	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

PIMCO Low Duration Fund II	PIMCO Low Duration Fund III	PIMCO Moderate Duration Fund	PIMCO Money Market Fund	PIMCO Short Asset Investment Fund	PIMCO Short-Term Fund

$627,172	$250,767	$2,673,745	$317,967	$4,485	$6,276,262
969	6,870	38,368	NA	10	722,050
20,014	2,164	NA	183,945	44	2,838,508
NA	NA	NA	NA	319	416,300
NA	NA	NA	160,876	126	1,221,178
NA	NA	NA	3,889	NA	817
NA	NA	NA	65,266	NA	202,067
NA	NA	NA	NA	NA	10,914
NA	NA	NA	NA	NA	NA

61,239	24,650	239,630	317,971	443	634,487
95	675	3,439	NA	1	72,994
1,954	213	NA	183,949	4	286,953
NA	NA	NA	NA	32	42,085
NA	NA	NA	160,878	12	123,453
NA	NA	NA	3,889	NA	83
NA	NA	NA	65,268	NA	20,428
NA	NA	NA	NA	NA	1,103
NA	NA	NA	NA	NA	NA

$10.24	$10.17	$11.16	$1.00	$10.12	$9.89
10.24	10.17	11.16	NA	10.12	9.89
10.24	10.17	NA	1.00	10.12	9.89
NA	NA	NA	NA	10.12	9.89
NA	NA	NA	1.00	10.12	9.89
NA	NA	NA	1.00	NA	9.89
NA	NA	NA	1.00	NA	9.89
NA	NA	NA	NA	NA	9.89
NA	NA	NA	NA	NA	NA

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	33

Statements of Operations

Six Months Ended September 30, 2012 (Unaudited)
(Amounts in thousands)	PIMCO Government Money Market Fund	PIMCO Investment Grade Corporate Bond Fund	PIMCO Low Duration Fund

Investment Income:
Interest, net of foreign taxes*	$350	$160,247	$205,068
Dividends	0	1,544	3,576
Dividends from Affiliate investments	0	1,229	3,067
Miscellaneous income	0	1	0
Total Income	350	163,021	211,711

Expenses:
Investment advisory fees	203	9,729	27,010
Supervisory and administrative fees	108	12,067	25,585
Distribution and/or servicing fees - Administrative Class	0	250	1,080
Distribution and/or servicing fees - Class D	0	857	2,277
Distribution fees - Class B	0	0	21
Distribution fees - Class C	0	2,819	1,502
Distribution fees - Class R	0	0	150
Servicing fees - Class A	3	1,734	4,251
Servicing fees - Class B	0	0	7
Servicing fees - Class C	1	940	1,251
Servicing fees - Class R	0	0	150
Trustees’ fees	0	5	13
Interest expense	0	11	103
Miscellaneous expense	8	0	0
Total Expenses	323	28,412	63,400
Waiver and/or Reimbursement by PIMCO	(24)	0	0
Net Expenses	299	28,412	63,400

Net Investment Income	51	134,609	148,311

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	16	92,404	245,835
Net realized gain (loss) on Affiliate investments	0	522	181
Net realized gain on futures contracts	0	24,779	3,436
Net realized gain on written options	0	6,734	47,063
Net realized gain (loss) on swaps	0	56,213	59,100
Net realized gain (loss) on foreign currency transactions	0	17,058	10,390
Net change in unrealized appreciation on investments	0	298,534	305,096
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	(459)	49
Net change in unrealized appreciation (depreciation) on futures contracts	0	2,210	19,726
Net change in unrealized appreciation (depreciation) on written options	0	(4,184)	(31,054)
Net change in unrealized appreciation (depreciation) on swaps	0	8,571	(15,319)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(1,832)	(12,044)
Net Gain	16	500,550	632,459

Net Increase in Net Assets Resulting from Operations	$67	$635,159	$780,770

* Foreign tax withholdings	$0	$8	$0

(1)	Period from May 31, 2012 to September 30, 2012.

34	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

PIMCO Low Duration Fund II	PIMCO Low Duration Fund III	PIMCO Moderate Duration Fund	PIMCO Money Market Fund	PIMCO Short Asset Investment Fund (1)	PIMCO Short-Term Fund

$4,445	$2,765	$34,135	$774	$10	$79,513
72	9	979	0	1	46
148	33	425	0	0	126
0	0	0	0	0	0
4,665	2,807	35,539	774	11	79,685

871	303	3,257	479	3	13,931
872	306	2,754	979	2	11,431
27	2	0	231	0	3,649
0	0	0	0	0	508
0	0	0	19	0	3
0	0	0	0	0	318
0	0	0	0	0	12
0	0	0	83	0	1,330
0	0	0	6	0	1
0	0	0	37	0	265
0	0	0	0	0	12
1	0	2	1	0	7
3	1	6	0	3	22
0	0	0	20	0	0
1,774	612	6,019	1,855	8	31,489
0	0	0	(1,253)	(1)	0
1,774	612	6,019	602	7	31,489

2,891	2,195	29,520	172	4	48,196

11,874	3,986	30,666	75	40	(14,929)
0	2	(1)	0	0	21
272	38	6,205	0	0	898
1,059	430	7,461	0	0	5,571
(237)	695	8,773	0	0	798
0	(972)	(2,424)	0	0	46,278
4,738	2,822	56,823	0	10	108,053
(2)	(4)	(11)	0	0	(6)
733	251	4,508	0	0	(732)
(772)	(346)	(2,661)	0	0	0
295	(110)	(3,668)	0	1	(13,430)
0	61	(1,722)	0	0	(22,044)
17,960	6,853	103,949	75	51	110,478

$20,851	$9,048	$133,469	$247	$55	$158,674

$0	$0	$0	$0	$0	$0

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	35

Statements of Changes in Net Assets

	PIMCO Government Money Market Fund		PIMCO Investment Grade Corporate Bond Fund		PIMCO Low Duration Fund		PIMCO Low Duration Fund II

(Amounts in thousands)	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$51	$128	$134,609	$268,296	$148,311	$360,634	$2,891	$9,320
Net realized gain	16	91	197,188	257,641	365,824	316,548	12,968	15,598
Net realized gain (loss) on Affiliate investments	0	0	522	(37)	181	(2,397)	0	(83)
Net change in unrealized appreciation (depreciation)	0	0	303,299	(8,856)	266,405	(206,758)	4,994	(3,958)
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	(459)	414	49	(247)	(2)	(22)
Net increase resulting from operations	67	219	635,159	517,458	780,770	467,780	20,851	20,855

Distributions to Shareholders:
From net investment income
Institutional Class	0	0	(92,287)	(208,389)	(160,970)	(364,336)	(7,325)	(14,021)
Class P	(0)^	(0)^	(9,183)	(11,309)	(11,355)	(22,783)	(8)	(16)
Administrative Class	0	0	(4,006)	(6,174)	(9,239)	(13,060)	(200)	(392)
Class D	0	0	(13,254)	(19,185)	(19,190)	(44,085)	0	0
Class A	(1)	(1)	(26,816)	(41,622)	(35,121)	(82,799)	0	0
Class B	0	0	0	0	(39)	(212)	0	0
Class C	(0)^	(1)	(11,698)	(19,036)	(8,834)	(20,647)	0	0
Class R	0	0	0	0	(1,089)	(2,228)	0	0
Class M	(71)	(186)	0	0	0	0	0	0
From net realized capital gains
Institutional Class	0	0	0	(127,936)	0	(141)	0	(558)
Class P	0	0	0	(8,452)	0	(10)	0	(1)
Administrative Class	0	0	0	(7,952)	0	(5)	0	(17)
Class D	0	0	0	(12,761)	0	(19)	0	0
Class A	0	0	0	(28,269)	0	(37)	0	0
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	(15,019)	0	(11)	0	0
Class R	0	0	0	0	0	(1)	0	0
Class M	0	0	0	0	0	0	0	0

Total Distributions	(72)	(188)	(157,244)	(506,104)	(245,837)	(550,374)	(7,533)	(15,005)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	48,710	(369,763)	594,082	1,600,878	1,332,639	(439,169)	(216,023)	367,140

Total Increase (Decrease) in Net Assets	48,705	(369,732)	1,071,997	1,612,232	1,867,572	(521,763)	(202,705)	372,990

Net Assets:
Beginning of period	299,374	669,106	7,439,575	5,827,343	20,852,265	21,374,028	850,860	477,870
End of period*	$348,079	$299,374	$8,511,572	$7,439,575	$22,719,837	$20,852,265	$648,155	$850,860

*Including undistributed (overdistributed) net investment income of:	$(30)	$(9)	$(45,331)	$(22,696)	$(114,592)	$(17,066)	$(4,083)	$559

**	See note 12 in the Notes to Financial Statements.
^	Amount is less than $500.

36	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

PIMCO Low Duration Fund III		PIMCO Moderate Duration Fund		PIMCO Money Market Fund		PIMCO Short Asset Investment Fund		PIMCO Short-Term Fund

Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Period from May 31, 2012 to September 30, 2012 (Unaudited)		Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012

$2,195	$3,871	$29,520	$57,612	$172	$234	$4		$48,196	$126,319
4,177	5,121	50,681	64,399	75	134	40		38,616	51,078
2	(11)	(1)	(198)	0	0	0		21	494
2,678	(2,094)	53,280	(8,303)	0	0	11		71,847	(66,628)
(4)	(2)	(11)	(81)	0	0	0		(6)	(14)
9,048	6,885	133,469	113,429	247	368	55		158,674	111,249

(2,632)	(4,746)	(32,285)	(64,147)	(118)	(138)	(6)		(29,475)	(80,205)
(58)	(43)	(452)	(515)	0	0	(0	)^	(2,533)	(4,391)
(14)	(7)	0	0	(60)	(22)	(0	)^	(10,511)	(28,103)
0	0	0	0	0	0	(0	)^	(1,490)	(4,978)
0	0	0	0	(54)	(120)	(0	)^	(3,891)	(12,727)
0	0	0	0	(2)	(6)	0		0	(6)
0	0	0	0	(24)	(60)	0		(457)	(1,819)
0	0	0	0	0	0	0		(23)	(65)
0	0	0	0	0	0	0		0	0

0	(1,631)	0	(41,753)	0	0	0		0	(51,794)
0	(12)	0	(546)	0	0	0		0	(3,642)
0	(2)	0	0	0	0	0		0	(24,708)
0	0	0	0	0	0	0		0	(4,176)
0	0	0	0	0	0	0		0	(10,564)
0	0	0	0	0	0	0		0	(17)
0	0	0	0	0	0	0		0	(2,141)
0	0	0	0	0	0	0		0	(74)
0	0	0	0	0	0	0		0	0

(2,704)	(6,441)	(32,737)	(106,961)	(258)	(346)	(6)		(48,380)	(229,410)

13,601	21,474	69,569	201,260	(84,600)	203,342	4,935		813,405	(624,792)

19,945	21,918	170,301	207,728	(84,611)	203,364	4,984		923,699	(742,953)

239,856	217,938	2,541,812	2,334,084	816,554	613,190	0		10,764,397	11,507,350
$259,801	$239,856	$2,712,113	$2,541,812	$731,943	$816,554	$4,984		$11,688,096	$10,764,397

$(122)	$387	$(2,679)	$538	$(60)	$26	$(2)		$(19,826)	$(19,642)

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	37

Schedule of Investments PIMCO Government Money Market Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 99.9%

GOVERNMENT AGENCY DEBT 21.1%
Ally Financial, Inc.
2.200% due 12/19/2012 (a)	$1,000	$1,004
Fannie Mae
4.125% due 03/11/2013	4,900	4,984
Federal Home Loan Bank
0.170% due 07/12/2013	13,100	13,098
0.190% due 09/04/2013	40,400	40,396
0.230% due 04/17/2013	10,000	10,000
U.S. Central Federal Credit Union
1.900% due 10/19/2012	1,535	1,536
Western Corporate Federal Credit Union
1.750% due 11/02/2012	2,530	2,533

		73,551

GOVERNMENT AGENCY REPURCHASE AGREEMENTS 32.6%
Barclays Capital, Inc.
0.260% due 02/13/2013	7,800	7,800
(Dated 08/13/2012. Collateralized by Fannie Mae 4.500% due 08/01/2041 valued at $8,064. Repurchase proceeds are $7,803.)
BNP Paribas Securities Corp.
0.300% due 10/01/2012	34,700	34,700
(Dated 09/28/2012. Collateralized by Ginnie Mae 3.500% due 09/20/2042 valued at $35,948. Repurchase proceeds are $34,701.)
Citigroup Global Markets, Inc.
0.280% due 10/01/2012	17,300	17,300
(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 04/10/2015 valued at $17,624. Repurchase proceeds are $17,300.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Goldman Sachs Group, Inc.
0.210% due 10/01/2012	$15,500	$15,500
(Dated 09/28/2012. Collateralized by Freddie Mac 4.500% due 02/01/2041 valued at $16,077. Repurchase proceeds are $15,500.)
JPMorgan Securities, Inc.
0.280% due 10/01/2012	34,700	34,700
(Dated 09/28/2012. Collateralized by Freddie Mac 0.500% due 09/25/2015 valued at $35,507. Repurchase proceeds are $34,701.)
Morgan Stanley & Co., Inc.
0.290% due 10/01/2012	3,400	3,400
(Dated 09/28/2012. Collateralized by Freddie Mac 1.100% due 07/25/2017 valued at $3,479. Repurchase proceeds are $3,400.)

		113,400

TREASURY DEBT 24.5%
U.S. Treasury Bills
0.089% due 11/29/2012	85,200	85,188

TREASURY REPURCHASE AGREEMENTS 21.7%
HSBC Bank USA N.A.
0.280% due 10/01/2012	34,700	34,700
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.250% - 4.000% due 10/31/2013 - 02/15/2014 valued at $35,398. Repurchase proceeds are $34,701.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley & Co., Inc.
0.280% due 10/01/2012	$5,600	$5,600
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $5,676. Repurchase proceeds are $5,600.)
RBC Capital Markets LLC
0.290% due 10/01/2012	34,700	34,700
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.875% due 04/30/2017 valued at $35,403. Repurchase proceeds are $34,701.)
State Street Bank and Trust Co.
0.010% due 10/01/2012	524	524
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $537. Repurchase proceeds are $524.)

		75,524

Total Short-Term Instruments (Cost $347,663)		347,663

Total Investments 99.9% (Cost $347,663)		$347,663

Other Assets and Liabilities (Net) 0.1%		416

Net Assets 100.0%		$348,079

Notes to Schedule of Investments (amounts in thousands):

(a)	FDIC guaranteed through Treasury Liquidity Guarantee Program.
(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Short-Term Instruments
Government Agency Debt	$0	$73,551	$0	$73,551
Government Agency Repurchase Agreements	0	113,400	0	113,400
Treasury Debt	0	85,188	0	85,188
Treasury Repurchase Agreements	0	75,524	0	75,524
	$0	$347,663	$0	$347,663

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

38	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 3.2%
AES Corp.
4.250% due 05/27/2018	$10,638	$10,710
Ashland, Inc.
3.750% due 08/23/2018	2,960	2,986
Bausch & Lomb, Inc.
5.250% due 05/17/2019	5,047	5,109
Biomet, Inc.
3.216% - 3.369% due 03/25/2015	3,216	3,221
CCM Merger, Inc.
6.000% due 03/01/2017	3,602	3,638
Charter Communications, Inc.
3.470% due 09/06/2016	5,040	5,055
4.000% due 05/15/2019	1,592	1,603
Chrysler Group LLC
6.000% due 05/24/2017	1,086	1,110
Colfax Corp.
4.500% due 01/13/2019	1,638	1,650
Community Health Systems, Inc.
2.466% - 2.673% due 07/25/2014	863	864
CSC Holdings LLC
1.966% due 03/29/2016	7,313	7,310
Delphi Corp.
3.500% due 03/31/2017	6,482	6,514
Dollar General Corp.
2.966% due 07/07/2014	5,000	5,029
Endo Pharmaceuticals Holdings, Inc.
4.000% due 06/17/2018	3,053	3,067
Fresenius Medical Care U.S. Finance, Inc.
1.591% due 03/31/2013	508	508
3.500% due 09/10/2014	3,256	3,270
Goodyear Tire & Rubber Co.
4.750% due 04/30/2019	3,000	3,031
HCA, Inc.
2.466% due 11/17/2013	6,000	6,012
2.716% due 05/02/2016	8,438	8,416
3.466% due 05/01/2018	4,000	4,012
3.612% due 03/31/2017	5,000	5,017
Health Management Associates, Inc.
4.500% due 11/18/2018	2,382	2,403
Homeward Residential Holdings, Inc.
8.250% due 08/08/2017	2,825	2,869
IASIS Healthcare LLC
5.000% due 05/03/2018	10,244	10,289
Ineos U.S. Finance LLC
6.500% due 04/27/2018	7,960	8,052
Intelsat Jackson Holdings Ltd.
5.250% due 04/02/2018	16,000	16,000
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018	3,950	3,970
Las Vegas Sands LLC
3.500% due 11/23/2015	1,500	1,497
NRG Energy, Inc.
4.000% due 07/01/2018	13,134	13,221
NXP BV
4.500% due 03/04/2017	2,736	2,767
5.500% due 03/04/2017	2,178	2,221
Pharmaceutical Product Development, Inc.
6.250% due 12/05/2018	1,489	1,504
Residential Cap LLC
5.000% due 11/18/2013	11,430	11,494
Reynolds Group Holdings Ltd.
4.750% due 09/28/2018	8,100	8,143
RFC Borrower LLC
6.750% due 11/18/2013	2,500	2,539

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rockwood Holdings, Inc.
3.500% due 02/10/2018		$985	$991
RPI Finance Trust
4.000% due 05/10/2018 - 11/09/2018		17,216	17,307
Sealed Air Corp.
4.750% due 10/03/2018		4,900	4,939
Sensata Technologies BV
4.000% due 05/12/2018		988	994
Springleaf Financial Funding Co.
5.500% due 05/10/2017		37,600	36,886
Valeant Pharmaceuticals International, Inc.
4.250% due 02/13/2019		8,760	8,760
4.750% due 02/13/2019		8,738	8,803
Vodafone Americas Finance
6.250% due 07/24/2016		11,963	12,381
Warner Chilcott Co. LLC
3.750% due 03/17/2016		3,500	3,516
4.250% due 03/15/2018		1,970	1,975
WaveDivision Holdings LLC
5.500% due 08/15/2019		1,500	1,513

Total Bank Loan Obligations (Cost $270,383)			273,166

CORPORATE BONDS & NOTES 53.5%

BANKING & FINANCE 28.1%
Alleghany Corp.
5.625% due 09/15/2020		1,000	1,114
Ally Financial, Inc.
3.638% due 02/11/2014		1,735	1,754
3.779% due 06/20/2014		1,130	1,161
4.625% due 06/26/2015		4,700	4,823
6.000% due 02/15/2019		24	23
6.000% due 03/15/2019		21	21
6.050% due 08/15/2019		10	10
6.100% due 09/15/2019		6	6
6.125% due 10/15/2019		6	6
6.150% due 03/15/2016		401	395
6.150% due 08/15/2019		8	8
6.200% due 04/15/2019		13	13
6.500% due 05/15/2019		4	4
6.600% due 06/15/2019		11	11
6.650% due 06/15/2018		10	10
6.700% due 06/15/2019		6	6
6.750% due 12/01/2014		6,000	6,450
6.750% due 05/15/2019		6	6
6.750% due 06/15/2019		5	5
7.000% due 09/15/2018		1,986	1,967
7.150% due 09/15/2018		140	139
7.250% due 04/15/2018		177	176
7.250% due 08/15/2018		64	64
7.250% due 09/15/2018		40	40
7.300% due 01/15/2018		117	116
American Express Co.
6.150% due 08/28/2017		300	365
6.800% due 09/01/2066		4,700	5,047
American Express Credit Corp.
5.375% due 10/01/2014	GBP	3,100	5,390
American International Group, Inc.
4.375% due 04/26/2016	EUR	2,000	2,760
4.900% due 06/02/2014	CAD	2,000	2,117
5.050% due 10/01/2015		$4,100	4,496
5.450% due 05/18/2017		2,000	2,286
5.850% due 01/16/2018		12,920	15,024
6.250% due 05/01/2036		200	257
6.765% due 11/15/2017	GBP	896	1,667

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.797% due 11/15/2017	EUR	1,211	$1,846
8.000% due 05/22/2068		2,000	2,885
8.175% due 05/15/2068		$1,000	1,229
8.250% due 08/15/2018		29,500	38,036
8.625% due 05/22/2068	GBP	500	937
ANZ National International Ltd.
3.125% due 08/10/2015		$1,100	1,149
6.200% due 07/19/2013		1,700	1,768
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		3,000	3,240
5.750% due 01/18/2017		6,500	7,101
Banco Santander Brasil S.A.
2.485% due 03/18/2014		23,750	23,369
4.250% due 01/14/2016		2,500	2,562
4.500% due 04/06/2015		3,500	3,609
4.625% due 02/13/2017		13,200	13,662
Banco Santander Chile
2.055% due 01/19/2016		5,000	4,862
3.750% due 09/22/2015		15,582	16,175
3.875% due 09/20/2022		8,600	8,650
Banco Votorantim Ltd.
3.362% due 03/28/2014		7,000	6,984
Banco Votorantim S.A.
5.250% due 02/11/2016		9,500	10,117
Bank of America Corp.
4.750% due 08/01/2015		200	216
5.650% due 05/01/2018		26,000	29,685
5.750% due 08/15/2016		500	550
5.750% due 12/01/2017		6,900	7,950
7.625% due 06/01/2019		4,000	5,002
Bank of America N.A.
0.689% due 06/15/2017		5,170	4,760
Banque PSA Finance S.A.
2.361% due 04/04/2014		9,200	9,022
3.875% due 01/14/2015	EUR	1,100	1,340
Barclays Bank PLC
10.179% due 06/12/2021		$11,890	15,512
14.000% due 06/15/2019 (c)	GBP	7,250	14,721
BBVA Banco Continental S.A.
5.000% due 08/26/2022		$1,000	1,030
BBVA Bancomer S.A.
4.500% due 03/10/2016		20,000	21,200
6.500% due 03/10/2021		6,025	6,631
7.250% due 04/22/2020		8,350	9,081
Bear Stearns Cos. LLC
0.825% due 11/21/2016		2,100	2,047
5.700% due 11/15/2014		100	110
7.250% due 02/01/2018		29,050	36,300
BioMed Realty LP
4.250% due 07/15/2022		3,000	3,134
6.125% due 04/15/2020		5,500	6,398
BNP Paribas S.A.
1.358% due 01/10/2014		24,425	24,442
7.195% due 06/25/2037 (c)		2,725	2,590
7.781% due 07/02/2018 (c)	EUR	1,000	1,295
BPCE S.A.
2.189% due 02/07/2014		$11,700	11,789
5.250% due 07/30/2014 (c)	EUR	5,000	5,277
9.000% due 03/17/2015 (c)		200	255
Cantor Fitzgerald LP
7.875% due 10/15/2019		$14,000	14,657
Capital One Capital
8.875% due 05/15/2040		25,625	26,204
10.250% due 08/15/2039		4,000	4,140
Citigroup, Inc.
0.535% due 03/07/2014		3,000	2,971

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	39

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 09/15/2014		$13,240	$13,972
5.850% due 07/02/2013		4,800	4,975
6.000% due 08/15/2017		1,300	1,516
6.125% due 11/21/2017		15,125	17,821
6.125% due 05/15/2018		9,944	11,788
8.500% due 05/22/2019		22,050	29,205
Colonial Realty LP
5.500% due 10/01/2015		500	537
6.250% due 06/15/2014		2,500	2,683
Commonwealth Bank of Australia
5.000% due 03/19/2020		300	344
Countrywide Capital
8.050% due 06/15/2027 (g)		12,000	13,875
Countrywide Financial Corp.
6.250% due 05/15/2016		70	76
Credit Agricole S.A.
5.136% due 02/24/2016 (c)	GBP	1,000	1,175
7.589% due 01/30/2020 (c)		500	639
8.125% due 10/26/2019 (c)		400	571
Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (c)		$9,500	10,636
Digital Realty Trust LP
4.500% due 07/15/2015		2,900	3,105
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		15,100	15,704
Eksportfinans ASA
2.000% due 09/15/2015		4,800	4,491
2.375% due 05/25/2016		900	833
Export-Import Bank of Korea
3.750% due 10/20/2016		3,000	3,260
4.000% due 01/11/2017		9,200	10,119
5.875% due 01/14/2015		24,700	27,255
8.125% due 01/21/2014		2,900	3,164
Fairfax Financial Holdings Ltd.
5.800% due 05/15/2021		4,000	4,092
FIA Card Services N.A.
7.125% due 11/15/2012		45	45
Fidelity National Financial, Inc.
5.500% due 09/01/2022		11,800	12,677
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		2,350	2,398
3.984% due 06/15/2016		6,000	6,331
5.875% due 08/02/2021		100	113
7.000% due 10/01/2013		4,600	4,874
7.000% due 04/15/2015		24,250	27,221
8.000% due 06/01/2014		5,880	6,497
8.000% due 12/15/2016		13,750	16,473
8.700% due 10/01/2014		8,060	9,170
12.000% due 05/15/2015		500	624
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	10,000	12,651
6.500% due 09/15/2067	GBP	500	799
Goldman Sachs Group, Inc.
0.772% due 01/30/2017	EUR	4,600	5,494
0.823% due 03/22/2016		$28,769	27,674
0.839% due 02/02/2015	EUR	6,700	8,424
5.250% due 07/27/2021		$22,100	24,412
5.375% due 03/15/2020		18,600	20,793
5.950% due 01/18/2018		10,000	11,629
6.000% due 06/15/2020		30,000	34,652
6.150% due 04/01/2018		23,275	27,205
6.250% due 09/01/2017		5,700	6,690
7.500% due 02/15/2019		5,970	7,415
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		9,000	9,861
6.375% due 04/15/2021		3,800	4,179

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		$9,500	$10,894
HBOS Capital Funding LP
6.071% due 06/30/2014 (c)		9,555	7,477
6.461% due 11/30/2018 (c)	GBP	1,500	1,841
HBOS PLC
6.750% due 05/21/2018		$27,612	28,164
HCP, Inc.
5.375% due 02/01/2021		5,000	5,715
Hospitality Properties Trust
5.000% due 08/15/2022		5,400	5,685
5.625% due 03/15/2017		800	867
6.300% due 06/15/2016		2,015	2,198
6.700% due 01/15/2018		3,000	3,394
7.875% due 08/15/2014		2,000	2,162
HSBC Bank PLC
4.125% due 08/12/2020		5,100	5,627
4.750% due 01/19/2021		11,000	12,640
HSBC Bank USA N.A.
4.875% due 08/24/2020		8,490	9,168
HSBC Capital Funding LP
4.610% due 06/27/2013 (c)		11,430	11,379
HSBC Finance Corp.
0.705% due 01/15/2014		3,000	2,982
6.676% due 01/15/2021		13,800	16,033
HSBC Holdings PLC
4.875% due 01/14/2022		27,500	31,555
5.100% due 04/05/2021		1,500	1,736
7.350% due 11/27/2032		692	827
7.625% due 05/17/2032		800	999
Ineos Finance PLC
7.500% due 05/01/2020		900	918
8.375% due 02/15/2019		2,000	2,112
ING Bank NV
2.000% due 09/25/2015		10,000	10,022
ING Groep NV
5.140% due 03/17/2016 (c)	GBP	1,600	1,989
ING U.S., Inc.
5.500% due 07/15/2022		$5,500	5,750
International Lease Finance Corp.
6.500% due 09/01/2014		13,000	14,040
6.750% due 09/01/2016		15,700	17,721
7.125% due 09/01/2018		6,460	7,558
Intesa Sanpaolo SpA
2.831% due 02/24/2014		15,030	14,811
3.625% due 08/12/2015		13,000	12,749
6.500% due 02/24/2021		13,500	13,210
JPMorgan Chase & Co.
0.475% due 09/26/2013	EUR	500	643
3.150% due 07/05/2016		$1,800	1,906
3.450% due 03/01/2016		5,000	5,336
4.250% due 10/15/2020		34,200	37,438
4.625% due 05/10/2021		7,150	8,008
4.950% due 03/25/2020		30,000	34,326
6.000% due 01/15/2018		17,800	21,252
6.300% due 04/23/2019		25,200	31,027
7.900% due 04/30/2018 (c)		46,273	52,743
JPMorgan Chase Bank N.A.
0.729% due 06/13/2016		8,750	8,441
6.000% due 10/01/2017		4,350	5,154
Kilroy Realty LP
5.000% due 11/03/2015		5,000	5,445
Korea Development Bank
3.000% due 09/14/2022		15,300	15,359
3.500% due 08/22/2017		4,800	5,179
3.875% due 05/04/2017		22,700	24,761
8.000% due 01/23/2014		500	545

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Korea Exchange Bank
3.125% due 06/26/2017		$5,000	$5,208
Korea Finance Corp.
2.250% due 08/07/2017		20,500	20,780
Lazard Group LLC
6.850% due 06/15/2017		2,400	2,712
LBG Capital PLC
7.588% due 05/12/2020	GBP	4,612	7,249
7.625% due 12/09/2019		600	933
7.867% due 12/17/2019		3,100	4,906
7.869% due 08/25/2020		14,966	23,670
7.875% due 11/01/2020		$14,090	14,231
8.000% due 06/15/2020 (c)		5,000	4,822
9.125% due 07/15/2020	GBP	1,300	2,124
9.334% due 02/07/2020		1,334	2,216
Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014^		$300	78
6.875% due 05/02/2018^		3,403	902
Lloyds TSB Bank PLC
6.500% due 03/24/2020	EUR	1,000	1,298
7.625% due 04/22/2025	GBP	1,000	1,695
12.000% due 12/16/2024 (c)		$5,100	5,729
Marsh & McLennan Cos., Inc.
9.250% due 04/15/2019		2,000	2,755
MCE Finance Ltd.
10.250% due 05/15/2018		2,650	3,014
Merrill Lynch & Co., Inc.
0.590% due 05/30/2014	EUR	1,800	2,276
0.908% due 07/22/2014		1,000	1,265
6.150% due 04/25/2013		$2,300	2,368
6.400% due 08/28/2017		15,900	18,521
6.500% due 07/15/2018		23,671	27,981
6.875% due 04/25/2018		72,075	86,477
6.875% due 11/15/2018		4,600	5,563
7.750% due 04/30/2018	GBP	13,000	25,258
MetLife Institutional Funding
1.361% due 04/04/2014		$4,400	4,437
Morgan Stanley
0.905% due 10/18/2016		13,300	12,373
0.912% due 04/13/2016	EUR	27,600	32,820
0.935% due 10/15/2015		$2,000	1,907
5.375% due 10/15/2015		250	269
5.500% due 01/26/2020		18,900	20,607
5.500% due 07/24/2020		15,045	16,273
5.625% due 09/23/2019		16,256	17,788
5.750% due 01/25/2021		9,300	10,227
5.950% due 12/28/2017		6,600	7,424
6.000% due 04/28/2015		500	542
6.625% due 04/01/2018		20,000	23,011
7.300% due 05/13/2019		34,600	40,889
MUFG Capital Finance Ltd.
6.299% due 01/25/2017 (c)	GBP	710	1,235
Mutual of Omaha Insurance Co.
6.950% due 10/15/2040		$24,600	30,352
National City Bank
0.780% due 06/07/2017		2,600	2,488
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		9,500	13,168
Nile Finance Ltd.
5.250% due 08/05/2015		300	303
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		3,800	4,187
Pacific Life Global Funding
5.150% due 04/15/2013		500	513
Pacific Life Insurance Co.
9.250% due 06/15/2039		9,800	13,033

40	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Petrobras Global Finance BV
3.250% due 04/01/2019 (a)	EUR	4,500	$5,849
4.250% due 10/02/2023 (a)		10,000	12,985
PNC Preferred Funding Trust
8.700% due 03/15/2013 (c)		$8,600	8,756
Preferred Term Securities Ltd.
0.939% due 03/24/2034		75	48
Principal Financial Group, Inc.
8.875% due 05/15/2019		10,000	13,353
Principal Life Income Funding Trusts
5.300% due 04/24/2013		500	514
ProLogis LP
4.000% due 01/15/2018		2,000	2,094
6.625% due 12/01/2019		3,000	3,602
Provident Funding Associates LP
10.250% due 04/15/2017		500	540
Qatari Diar Finance QSC
3.500% due 07/21/2015		900	952
QBE Capital Funding Ltd.
7.250% due 05/24/2041		8,100	8,214
QNB Finance Ltd.
3.125% due 11/16/2015		500	521
Rabobank Group
6.875% due 03/19/2020	EUR	10,000	13,557
11.000% due 06/30/2019 (c)		$11,555	15,259
RBS Capital Trust
2.321% due 12/30/2012 (c)	EUR	325	249
Regions Financial Corp.
7.750% due 11/10/2014		$11,200	12,488
Royal Bank of Scotland Group PLC
6.934% due 04/09/2018	EUR	10,000	13,123
6.990% due 10/05/2017 (c)		$20,900	19,019
7.648% due 09/30/2031 (c)		12,299	12,053
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		10,000	10,627
6.299% due 05/15/2017		7,945	8,757
Santander Holdings USA, Inc.
3.000% due 09/24/2015		3,000	3,037
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		2,000	2,110
5.400% due 03/24/2017		17,600	18,935
5.499% due 07/07/2015		11,550	12,490
Scotland International Finance BV
4.250% due 05/23/2013		4,000	4,024
SL Green Realty Corp.
5.000% due 08/15/2018		6,000	6,442
SLM Corp.
0.751% due 01/27/2014		4,325	4,201
5.000% due 10/01/2013		1,500	1,562
5.375% due 01/15/2013		3,000	3,046
5.375% due 05/15/2014		1,600	1,691
5.625% due 08/01/2033		5,500	5,219
6.250% due 01/25/2016		22,000	23,980
8.000% due 03/25/2020		15,850	18,386
8.450% due 06/15/2018		1,200	1,412
8.780% due 09/15/2016	MXN	60,000	4,446
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (c)		$1,500	1,886
Springleaf Finance Corp.
5.850% due 06/01/2013		100	100
SSIF Nevada LP
1.155% due 04/14/2014		7,000	7,034
State Street Capital Trust
5.379% due 10/04/2012 (c)		9,500	9,507
Stone Street Trust
5.902% due 12/15/2015		3,100	3,262

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021	$13,300	$14,446
Vesey Street Investment Trust
4.404% due 09/01/2016	3,750	4,017
Wachovia Corp.
0.659% due 06/15/2017	11,000	10,749
0.787% due 10/28/2015	10,400	10,203
0.825% due 10/15/2016	1,400	1,356
Washington Real Estate Investment Trust
3.950% due 10/15/2022	4,100	4,164
Wells Fargo & Co.
7.980% due 03/15/2018 (c)	2,000	2,305
Wells Fargo Bank N.A.
0.647% due 05/16/2016	3,800	3,698
5.950% due 08/26/2036	300	388
Wells Operating Partnership LP
5.875% due 04/01/2018	6,700	7,037
Weyerhaeuser Co.
6.875% due 12/15/2033	445	519
7.375% due 10/01/2019	21,565	26,802
7.375% due 03/15/2032	10,725	12,773
7.950% due 03/15/2025	3,000	3,552
8.500% due 01/15/2025	5,000	6,597

		2,395,963

INDUSTRIALS 19.1%
ABB Finance USA, Inc.
1.625% due 05/08/2017	7,220	7,346
ADT Corp.
3.500% due 07/15/2022	7,000	7,289
Agrokor DD
8.875% due 02/01/2020 (a)	6,500	6,500
ALROSA Finance S.A.
7.750% due 11/03/2020	8,650	9,839
Altria Group, Inc.
9.250% due 08/06/2019	6,357	9,040
9.950% due 11/10/2038	10,000	16,884
American Airlines Pass-Through Trust
5.250% due 07/31/2022	3,173	3,308
7.000% due 07/31/2019	3,847	3,929
8.625% due 04/15/2023	15,528	16,712
10.375% due 01/02/2021	22,587	24,507
American Airlines, Inc.
7.500% due 03/15/2016^	11,000	11,110
American Tower Corp.
4.500% due 01/15/2018	6,000	6,630
7.000% due 10/15/2017	10,000	11,916
Amgen, Inc.
3.625% due 05/15/2022	9,000	9,510
3.875% due 11/15/2021	17,500	18,845
4.100% due 06/15/2021	5,317	5,800
4.850% due 11/18/2014	3,845	4,177
5.700% due 02/01/2019	5,128	6,073
6.150% due 06/01/2018	3,000	3,672
Anadarko Petroleum Corp.
6.450% due 09/15/2036	3,740	4,654
7.950% due 06/15/2039	4,600	6,665
8.700% due 03/15/2019	14,330	19,248
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022	7,650	7,807
Asciano Finance Ltd.
6.000% due 04/07/2023	17,000	18,878
Aviation Capital Group Corp.
7.125% due 10/15/2020	16,150	16,974
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	18,832	20,056

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BAA Funding Ltd.
2.500% due 06/25/2017	$13,400	$13,680
Boston Scientific Corp.
4.500% due 01/15/2015	698	747
BP AMI Leasing, Inc.
5.523% due 05/08/2019	200	237
Braskem Finance Ltd.
5.750% due 04/15/2021	11,300	12,034
7.000% due 05/07/2020	4,000	4,620
7.250% due 06/05/2018	900	1,049
7.375% due 10/04/2015 (c)	2,000	2,125
BRF - Brasil Foods S.A.
5.875% due 06/06/2022	10,800	11,826
Building Materials Corp. of America
6.750% due 05/01/2021	3,798	4,168
7.500% due 03/15/2020	225	248
Canadian National Railway Co.
4.400% due 03/15/2013	80	81
Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	100
Canadian Oil Sands Ltd.
7.750% due 05/15/2019	15,875	20,033
CenterPoint Energy Resources Corp.
4.500% due 01/15/2021	129	147
China Resources Gas Group Ltd.
4.500% due 04/05/2022	5,000	5,433
Cliffs Natural Resources, Inc.
4.800% due 10/01/2020	1,556	1,530
CNOOC Finance Ltd.
3.875% due 05/02/2022	1,000	1,063
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015	491	572
Comcast Cable Communications LLC
8.875% due 05/01/2017	35	46
Comcast Corp.
4.650% due 07/15/2042	47,400	50,977
CONSOL Energy, Inc.
8.250% due 04/01/2020	500	526
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	2,000	2,040
4.750% due 07/12/2022	2,863	3,056
7.250% due 05/10/2021	21,444	24,499
9.000% due 01/08/2018	5,929	6,848
Continental Airlines, Inc.
6.750% due 09/15/2015	10,450	11,012
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022	11,600	11,890
Corp. Nacional del Cobre de Chile
3.000% due 07/17/2022	3,900	3,941
Crown Castle Towers LLC
4.174% due 08/15/2037	5,500	6,059
5.495% due 01/15/2037	17,700	20,212
6.113% due 01/15/2040	13,620	16,431
CSN Islands Corp.
6.875% due 09/21/2019	7,600	8,512
CSN Resources S.A.
6.500% due 07/21/2020	2,000	2,165
CVS Pass-Through Trust
6.943% due 01/10/2030	6,213	7,589
7.507% due 01/10/2032	18,508	23,809
DCP Midstream Operating LP
3.250% due 10/01/2015	5,000	5,139
Delta Air Lines Pass-Through Trust
4.750% due 05/07/2021	4,000	4,160
4.950% due 11/23/2020	2,291	2,474
6.718% due 07/02/2024	1,300	1,430
7.750% due 06/17/2021	10,923	12,480

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	41

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019		$4,500	$4,635
Deutsche Telekom International Finance BV
2.250% due 03/06/2017		5,000	5,121
5.875% due 08/20/2013		5,375	5,616
Devon Energy Corp.
3.250% due 05/15/2022		2,900	3,024
DISH DBS Corp.
7.875% due 09/01/2019		4,200	4,903
Dolphin Energy Ltd.
5.500% due 12/15/2021		200	232
DP World Ltd.
6.850% due 07/02/2037		5,000	5,412
DP World Sukuk Ltd.
6.250% due 07/02/2017		2,500	2,734
El Paso Natural Gas Co.
8.375% due 06/15/2032		2,070	2,997
El Paso Pipeline Partners Operating Co. LLC
5.000% due 10/01/2021		4,960	5,489
Energy Transfer Equity LP
7.500% due 10/15/2020		6,500	7,410
Energy Transfer Partners LP
9.700% due 03/15/2019		7,467	9,881
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		41,000	46,098
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		1,000	1,078
7.500% due 05/04/2020		500	548
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		30,100	38,830
FMC Technologies, Inc.
3.450% due 10/01/2022		1,910	1,943
Freeport-McMoRan Corp.
9.500% due 06/01/2031		200	289
General Electric Co.
5.250% due 12/06/2017		8,570	10,154
Georgia-Pacific LLC
7.250% due 06/01/2028		820	1,041
7.375% due 12/01/2025		2,450	3,251
7.750% due 11/15/2029		12,915	17,122
8.000% due 01/15/2024		1,500	2,052
8.875% due 05/15/2031		10,000	14,844
GTL Trade Finance, Inc.
7.250% due 10/20/2017		11,500	13,426
Harvest Operations Corp.
6.875% due 10/01/2017		4,900	5,390
HD Supply, Inc.
8.125% due 04/15/2019		3,000	3,263
HeidelbergCement Finance BV
9.500% due 12/15/2018	EUR	10,650	16,578
Highmark, Inc.
4.750% due 05/15/2021		$600	617
Incitec Pivot Ltd.
4.000% due 12/07/2015		9,500	9,864
Kern River Funding Corp.
4.893% due 04/30/2018		40	44
Kerr-McGee Corp.
7.875% due 09/15/2031		3,500	4,716
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039		5,500	6,682
9.000% due 02/01/2019		5,380	7,144
Kraft Foods Group, Inc.
2.250% due 06/05/2017		2,670	2,752
3.500% due 06/06/2022		14,930	15,811
6.500% due 02/09/2040		2,600	3,498
Kraft Foods, Inc.
4.125% due 02/09/2016		1,649	1,812

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Limited Brands, Inc.
5.250% due 11/01/2014		$899	$955
Lukoil International Finance BV
7.250% due 11/05/2019		13,000	15,714
LVMH Moet Hennessy Louis Vuitton S.A.
1.625% due 06/29/2017		10,600	10,705
LyondellBasell Industries NV
5.000% due 04/15/2019		31,600	33,733
MGM Resorts International
11.125% due 11/15/2017		1,005	1,117
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		23,362	24,894
Mongolian Mining Corp.
8.875% due 03/29/2017		21,185	21,556
Nakilat, Inc.
6.067% due 12/31/2033		5,000	5,950
NBCUniversal Media LLC
2.875% due 01/15/2023 (a)		2,050	2,046
Newcrest Finance Pty. Ltd.
4.200% due 10/01/2022 (a)		8,500	8,577
Nokia OYJ
5.375% due 05/15/2019		2,550	2,148
Northwest Airlines Pass-Through Trust
1.184% due 11/20/2015		588	569
Northwest Pipeline GP
6.050% due 06/15/2018		30	36
OGX Austria GmbH
8.375% due 04/01/2022		20,975	18,301
8.500% due 06/01/2018		24,100	21,810
ONEOK Partners LP
3.375% due 10/01/2022		19,070	19,208
Penske Truck Leasing Co. LP
2.500% due 07/11/2014		2,200	2,219
3.375% due 03/15/2018		10,000	10,021
3.750% due 05/11/2017		7,000	7,190
Petrobras International Finance Co.
5.375% due 01/27/2021		2,500	2,830
5.750% due 01/20/2020		4,910	5,622
6.875% due 01/20/2040		5,600	7,075
PHH Corp.
7.375% due 09/01/2019		1,000	1,075
9.250% due 03/01/2016		200	231
Pioneer Natural Resources Co.
3.950% due 07/15/2022		12,150	12,935
6.650% due 03/15/2017		7,051	8,380
6.875% due 05/01/2018		20,985	25,515
7.200% due 01/15/2028		4,297	5,392
Pride International, Inc.
8.500% due 06/15/2019		34,000	45,249
Repsol International Finance BV
4.250% due 02/12/2016	EUR	4,000	5,262
Reynolds American, Inc.
7.250% due 06/01/2013		$2,050	2,135
7.750% due 06/01/2018		300	378
Reynolds Group Issuer, Inc.
6.875% due 02/15/2021		1,100	1,166
7.125% due 04/15/2019		16,100	17,066
7.750% due 10/15/2016		500	523
7.875% due 08/15/2019		550	597
8.250% due 02/15/2021		17,000	16,957
Rock-Tenn Co.
4.450% due 03/01/2019		3,000	3,171
4.900% due 03/01/2022		8,320	9,032
Rockies Express Pipeline LLC
5.625% due 04/15/2020		15,000	14,325
6.250% due 07/15/2013		38,745	39,714
6.850% due 07/15/2018		22,620	23,242

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ryder System, Inc.
6.000% due 03/01/2013		$3,000	$3,059
SandRidge Energy, Inc.
7.500% due 03/15/2021		4,500	4,657
8.125% due 10/15/2022		16,460	17,550
SBA Tower Trust
5.101% due 04/15/2042		10,000	11,194
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		4,000	4,296
9.750% due 07/29/2013		1,100	1,176
Southwestern Energy Co.
4.100% due 03/15/2022		33,300	35,422
Symantec Corp.
2.750% due 06/15/2017		3,300	3,397
3.950% due 06/15/2022		10,000	10,143
Teck Resources Ltd.
10.750% due 05/15/2019		2,025	2,443
Telefonica Emisiones S.A.U.
3.992% due 02/16/2016		2,000	1,995
4.674% due 02/07/2014	EUR	3,150	4,165
4.949% due 01/15/2015		$1,800	1,847
4.967% due 02/03/2016	EUR	2,000	2,648
5.431% due 02/03/2014		3,650	4,869
6.221% due 07/03/2017		$12,600	13,198
6.421% due 06/20/2016		10,775	11,408
Time Warner Cable, Inc.
8.250% due 04/01/2019		6,000	8,065
8.750% due 02/14/2019		2,750	3,750
Transocean, Inc.
7.375% due 04/15/2018		6,500	7,782
Tyson Foods, Inc.
4.500% due 06/15/2022		8,000	8,420
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		3,542	3,861
8.000% due 04/01/2021		2,700	2,781
UAL Pass-Through Trust
10.125% due 03/22/2015^		52	32
10.400% due 05/01/2018		26,315	30,328
Unitymedia Hessen GmbH & Co. KG
7.500% due 03/15/2019		1,000	1,103
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020		12,700	11,303
USG Corp.
8.375% due 10/15/2018		110	120
Verisk Analytics, Inc.
4.125% due 09/12/2022		2,650	2,699
WellPoint, Inc.
3.300% due 01/15/2023		3,000	3,042
Wesfarmers Ltd.
6.998% due 04/10/2013		14,900	15,344
Western Gas Partners LP
4.000% due 07/01/2022		14,550	15,201
Willamette Industries, Inc.
7.350% due 07/01/2026		2,000	2,330
Wynn Las Vegas LLC
5.375% due 03/15/2022 (g)		47,598	48,550

			1,621,457

UTILITIES 6.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		10,100	10,736
7.700% due 08/07/2013		420	442
8.700% due 08/07/2018		37,550	48,956
Ameren Illinois Co.
9.750% due 11/15/2018		488	685

42	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
British Telecommunications PLC
1.504% due 12/20/2013		$1,500	$1,510
Bruce Mansfield Unit
6.850% due 06/01/2034		92	99
Cia Energetica de Sao Paulo
9.750% due 01/15/2015	BRL	250	181
Coffeyville Resources LLC
9.000% due 04/01/2015		$450	483
Drill Rigs Holdings, Inc.
6.500% due 10/01/2017		2,750	2,740
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020		1,250	1,480
Energy Future Holdings Corp.
10.000% due 01/15/2020		3,500	3,876
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017		2,000	2,080
10.000% due 12/01/2020		56,320	63,642
Entergy Corp.
5.125% due 09/15/2020		9,900	10,716
Entergy New Orleans, Inc.
5.100% due 12/01/2020		10,000	10,949
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		14,000	14,962
7.288% due 08/16/2037		2,000	2,530
8.125% due 07/31/2014		14,200	15,698
8.146% due 04/11/2018		1,200	1,468
8.625% due 04/28/2034		3,100	4,355
9.250% due 04/23/2019		22,200	29,026
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		2,200	2,464
Ipalco Enterprises, Inc.
5.000% due 05/01/2018		500	526
7.250% due 04/01/2016		1,000	1,117
MarkWest Energy Partners LP
5.500% due 02/15/2023		4,775	5,014
6.250% due 06/15/2022		1,100	1,188
6.750% due 11/01/2020		1,000	1,088
Midwest Generation LLC
8.560% due 01/02/2016		594	541
NGPL PipeCo LLC
7.119% due 12/15/2017 (g)		75,510	80,607
Novatek OAO via Novatek Finance Ltd.
6.604% due 02/03/2021		20,200	23,711
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		13,677	15,448
Pennsylvania Electric Co.
5.200% due 04/01/2020		10,000	11,281
Plains All American Pipeline LP
3.650% due 06/01/2022		10,000	10,640
5.000% due 02/01/2021		2,500	2,959
Public Service Co. of Oklahoma
6.150% due 08/01/2016		150	177
Puget Energy, Inc.
6.500% due 12/15/2020		9,500	10,913
Qtel International Finance Ltd.
4.750% due 02/16/2021		8,500	9,448
Qwest Corp.
3.639% due 06/15/2013		100	101
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		420	474
Targa Resources Partners LP
6.375% due 08/01/2022		2,500	2,662
Telecom Italia Capital S.A.
5.250% due 11/15/2013		4,300	4,445
6.175% due 06/18/2014		12,800	13,504
Telefonos de Mexico S.A.B. de C.V.
5.500% due 11/15/2019		3,000	3,585

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Telstra Corp. Ltd.
4.800% due 10/12/2021		$13,800	$15,813
TNK-BP Finance S.A.
6.625% due 03/20/2017		450	515
7.250% due 02/02/2020		7,500	9,114
7.500% due 07/18/2016		21,200	24,603
7.875% due 03/13/2018		37,200	45,198
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	12,100	15,647

			539,397

Total Corporate Bonds & Notes (Cost $4,189,077)			4,556,817

CONVERTIBLE BONDS & NOTES 0.0%

INDUSTRIALS 0.0%
Transocean, Inc.
1.500% due 12/15/2037		$3,300	3,288

Total Convertible Bonds & Notes (Cost $3,053)			3,288

MUNICIPAL BONDS & NOTES 1.5%

CALIFORNIA 0.6%
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		7,200	9,497
7.550% due 04/01/2039		1,300	1,765
California State General Obligation Notes, Series 2009
5.250% due 04/01/2014		3,000	3,196
5.450% due 04/01/2015		14,000	15,487
5.950% due 04/01/2016		5,000	5,736
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014		3,600	3,611
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038		12,500	11,700

			50,992

COLORADO 0.1%
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.775% due 04/01/2029		7,500	9,346

LOUISIANA 0.0%
Louisiana State Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
3.000% due 05/01/2043		3,000	3,006

NEW YORK 0.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040		10,000	13,535

OHIO 0.0%
Hamilton County, Ohio Sewer System Revenue Bonds, (BABs), Series 2009
6.500% due 12/01/2034		2,500	2,942

TEXAS 0.6%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039		10,000	11,899
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042		18,000	21,873

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Texas State General Obligation Bonds, (BABs), Series 2009
6.072% due 10/01/2029		$10,000	$12,143

			45,915

WASHINGTON 0.0%
Spokane County, Washington Wastewater System Revenue Bonds, (BABs), Series 2009
6.474% due 12/01/2029		2,000	2,338

Total Municipal Bonds & Notes (Cost $109,750)			128,074

U.S. GOVERNMENT AGENCIES 9.8%
Fannie Mae
4.000% due 06/01/2029 - 11/01/2042		774,890	835,412

Total U.S. Government Agencies (Cost $817,427)			835,412

U.S. TREASURY OBLIGATIONS 20.8%
U.S. Treasury Bonds
3.000% due 05/15/2042 (h)(i)		63,600	66,055
3.125% due 02/15/2042		95,880	102,142
3.500% due 02/15/2039		20,900	24,028
4.250% due 11/15/2040		11,400	14,824
4.375% due 05/15/2040		65,250	86,436
4.375% due 05/15/2041		28,000	37,152
4.750% due 02/15/2041 (f)(h)(i)		218,150	306,160
5.500% due 08/15/2028 (i)		81,600	116,905
U.S. Treasury Notes
1.000% due 08/31/2016 (f)		17,300	17,672
1.625% due 08/15/2022		20,000	19,987
1.750% due 05/15/2022		17,250	17,502
2.000% due 11/15/2021		96,100	100,372
2.000% due 02/15/2022 (i)		567,600	590,659
2.125% due 08/15/2021		122,600	129,745
3.125% due 05/15/2021		125,400	143,426

Total U.S. Treasury Obligations (Cost $1,631,399)			1,773,065

MORTGAGE-BACKED SECURITIES 4.1%
Adjustable Rate Mortgage Trust
5.119% due 01/25/2036		2,398	2,253
American Home Mortgage Assets LLC
0.337% due 10/25/2046		6,057	3,764
0.848% due 02/25/2047		8,442	4,669
American Home Mortgage Investment Trust
2.405% due 11/25/2045^		2,357	1,877
Arran Residential Mortgages Funding PLC
1.539% due 11/19/2047	EUR	2,185	2,819
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		$110	129
5.920% due 02/10/2051		1,000	1,190
Banc of America Funding Corp.
0.409% due 10/20/2036		5,689	3,628
0.499% due 06/20/2047		2,000	998
0.617% due 05/25/2037		1,636	1,037
Banc of America Large Loan, Inc.
1.971% due 11/15/2015		35,453	35,499
BCAP LLC Trust
5.676% due 07/26/2035		2,141	2,161
Bear Stearns Adjustable Rate Mortgage Trust
2.648% due 10/25/2035		240	245
2.969% due 08/25/2035		688	620

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	43

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Alt-A Trust
0.377% due 08/25/2036		$1,942	$924
5.154% due 11/25/2034		212	205
Chaseflex Trust
0.557% due 08/25/2037		1,657	963
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049		1,300	1,511
5.888% due 12/10/2049		91	108
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035		191	177
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		200	232
5.886% due 11/15/2044		100	119
Countrywide Alternative Loan Trust
0.377% due 12/25/2046^		2,111	1,512
0.387% due 05/25/2047		17,651	12,655
0.407% due 08/25/2046		12,476	7,694
0.407% due 09/25/2046		9,677	6,397
0.409% due 09/20/2046		11,621	6,143
0.429% due 03/20/2046		2,475	1,492
0.429% due 09/20/2046		8,856	3,849
0.507% due 05/25/2036		29,852	15,736
0.567% due 05/25/2037^		2,622	1,499
1.017% due 12/25/2035		2,375	1,636
1.042% due 08/25/2046		5,772	3,779
6.000% due 01/25/2037^		104	79
6.000% due 08/25/2037		2,837	1,896
Countrywide Home Loan Mortgage Pass-Through Trust
2.910% due 04/20/2035		75	76
5.500% due 03/25/2035		2,500	2,598
5.750% due 07/25/2037		25,678	24,855
DBUBS Mortgage Trust
4.537% due 07/10/2044		300	348
Deutsche ALT-A Securities, Inc.
0.357% due 08/25/2037		22,390	16,170
0.417% due 02/25/2047		4,038	2,741
First Horizon Alternative Mortgage Securities
6.000% due 08/25/2036		3,255	2,716
First Horizon Mortgage Pass-Through Trust
3.040% due 11/25/2037		3,019	2,453
GS Mortgage Securities Corp.
5.560% due 11/10/2039		2,500	2,903
GSMPS Mortgage Loan Trust
0.567% due 03/25/2035		1,470	1,223
Harborview Mortgage Loan Trust
0.409% due 09/19/2037		6,568	4,606
0.469% due 01/19/2036		6,035	3,906
0.998% due 12/19/2036		5,452	3,651
Holmes Master Issuer PLC
1.847% due 10/15/2054	EUR	18,100	23,557
HSI Asset Loan Obligation Trust
6.000% due 09/25/2037		$757	772
Indymac Index Mortgage Loan Trust
0.457% due 06/25/2037		3,651	2,866
JPMorgan Alternative Loan Trust
6.310% due 08/25/2036		3,000	2,132
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		500	580
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		200	232
Lehman Mortgage Trust
6.000% due 07/25/2037		1,924	1,615
Luminent Mortgage Trust
0.457% due 04/25/2036		4,085	2,235
MASTR Asset Securitization Trust
6.000% due 10/25/2036		485	485

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch Mortgage Investors Trust
0.467% due 11/25/2035	$147	$135
1.986% due 10/25/2035	178	173
Merrill Lynch Mortgage Investors, Inc.
0.427% due 02/25/2036	412	350
2.552% due 05/25/2033	35	35
3.177% due 05/25/2033	26	26
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	2,000	2,293
5.700% due 09/12/2049	100	114
Morgan Stanley Capital Trust
5.569% due 12/15/2044	1,000	1,134
New Century Alternative Mortgage Loan Trust
6.167% due 07/25/2036	2,590	1,820
6.310% due 07/25/2036	7,412	5,209
OBP Depositor LLC Trust
4.646% due 07/15/2045	3,000	3,557
Residential Accredit Loans, Inc. Trust
0.397% due 05/25/2036	4,365	2,896
0.397% due 09/25/2036	1,956	1,322
0.407% due 08/25/2036	4,098	2,802
0.407% due 09/25/2036	3,717	2,514
0.948% due 09/25/2046^	2,178	1,013
3.325% due 07/25/2035	1,130	945
3.847% due 12/25/2035	7,814	5,456
3.937% due 01/25/2036^	4,879	3,443
4.170% due 09/25/2035	1,110	839
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 07/25/2037	1,372	1,285
Sequoia Mortgage Trust
0.419% due 05/20/2035	442	388
1.251% due 05/20/2034	2,710	2,600
Structured Adjustable Rate Mortgage Loan Trust
0.517% due 08/25/2036	4,396	2,937
2.756% due 02/25/2036	4,000	3,060
2.867% due 03/25/2034	70	72
5.321% due 07/25/2035	5,859	5,297
5.402% due 05/25/2036	6,883	5,611
5.526% due 07/25/2036	3,611	2,351
Structured Asset Mortgage Investments, Inc.
0.337% due 08/25/2036	3,069	1,895
0.427% due 08/25/2036	2,046	1,278
Thornburg Mortgage Securities Trust
6.118% due 09/25/2037	211	217
Wachovia Mortgage Loan Trust LLC
2.898% due 05/20/2036	3,269	2,565
2.919% due 10/20/2035	1,286	1,248
WaMu Mortgage Pass-Through Certificates
2.344% due 07/25/2047	3,157	2,313
2.484% due 08/25/2035	1,364	1,239
2.488% due 10/25/2035	2,700	2,514
4.909% due 12/25/2036^	7,232	6,510
5.174% due 06/25/2037	4,421	3,759
5.187% due 07/25/2037^	2,140	1,941
5.199% due 05/25/2037	3,615	3,491
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	971	807
6.000% due 06/25/2037^	1,083	973
6.250% due 07/25/2037^	14,173	11,871
6.250% due 11/25/2037	2,636	2,496
Wells Fargo Mortgage-Backed Securities Trust
2.614% due 07/25/2036^	6,741	5,786
2.615% due 01/25/2035	194	194
4.588% due 12/25/2033	150	154
5.724% due 04/25/2037	4,270	3,832

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024		$2,000	$2,071

Total Mortgage-Backed Securities (Cost $323,886)			349,046

ASSET-BACKED SECURITIES 1.9%
ACE Securities Corp.
0.417% due 12/25/2036		7,400	2,505
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		285	287
7.001% due 09/20/2022		22,300	21,803
Bear Stearns Asset-Backed Securities Trust
0.367% due 11/25/2036		4,348	2,700
0.377% due 08/25/2036		5,858	3,758
0.387% due 01/25/2037		3,300	1,194
0.457% due 06/25/2047		2,700	1,190
0.567% due 04/25/2037		4,900	1,155
1.467% due 08/25/2037		2,568	1,742
Citigroup Mortgage Loan Trust, Inc
0.487% due 05/25/2037		4,254	1,960
Countrywide Asset-Backed Certificates
0.357% due 07/25/2037		6,300	3,411
0.377% due 09/25/2046		22,340	14,797
0.387% due 05/25/2037		6,300	4,610
0.457% due 03/25/2037		3,800	1,017
0.567% due 03/25/2036		31,000	17,105
Galaxy CLO Ltd.
0.569% due 04/17/2017		455	451
GSAA Trust
5.552% due 03/25/2036		5,558	3,809
5.995% due 03/25/2046		3,528	2,645
HSI Asset Securitization Corp. Trust
0.397% due 04/25/2037		5,800	2,572
JPMorgan Mortgage Acquisition Corp.
0.407% due 03/25/2047		3,770	1,792
Lehman XS Trust
0.397% due 06/25/2036		2,194	1,321
0.417% due 08/25/2046		4,900	3,185
0.447% due 04/25/2046		8,387	4,832
Magi Funding PLC
1.314% due 04/11/2021	EUR	7,157	8,883
Merrill Lynch Mortgage Investors, Inc.
0.327% due 03/25/2037		$3,906	2,706
0.397% due 03/25/2037		6,789	2,999
0.477% due 03/25/2037		16,900	7,171
Morgan Stanley ABS Capital
0.367% due 12/25/2036		1,478	658
0.467% due 08/25/2036		10,600	4,363
0.467% due 03/25/2037		3,784	1,703
Morgan Stanley Home Equity Loan Trust
0.567% due 04/25/2037		2,000	917
Novastar Home Equity Loan
0.467% due 10/25/2036		2,200	831
Option One Mortgage Loan Trust
0.357% due 01/25/2037		7,700	3,644
Residential Asset Mortgage Products Trust
0.517% due 03/25/2036		3,000	1,749
Residential Asset Securities Corp. Trust
0.467% due 08/25/2036		3,900	2,202
SLM Student Loan Trust
1.951% due 04/25/2023		14,161	14,758
Specialty Underwriting & Residential Finance
0.367% due 06/25/2037		1,200	677
0.517% due 12/25/2036		8,100	4,643
Structured Asset Investment Loan Trust
0.367% due 09/25/2036		2,482	1,612

44	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp.
0.387% due 12/25/2036		$3,000	$1,656

Total Asset-Backed Securities (Cost $152,406)			161,013

SOVEREIGN ISSUES 5.8%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	10,821	5,477
Italy Buoni Poliennali Del Tesoro
2.500% due 03/01/2015	EUR	15,000	19,183
4.250% due 08/01/2014		205,900	273,967
Russia Government International Bond
4.500% due 04/04/2022		$5,000	5,594
Spain Government International Bond
3.300% due 10/31/2014	EUR	128,800	165,058
3.400% due 04/30/2014		8,550	11,032
3.750% due 10/31/2015		7,000	8,903
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$1,900	2,042
6.902% due 07/09/2020		1,100	1,302

Total Sovereign Issues (Cost $496,345)			492,558

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
Health Care REIT, Inc.
6.500% due 04/20/2018 (c)		84,000	4,630
Wells Fargo & Co.
7.500% due 03/15/2013 (c)		15,500	19,189

			23,819

UTILITIES 0.0%
PPL Corp.
8.750% due 05/01/2014		53,150	2,907

Total Convertible Preferred Securities (Cost $17,178)			26,726

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
Citigroup Capital
7.875% due 10/30/2040	48,000	$1,337
Farm Credit Bank
10.000% due 12/15/2020 (c)	13,000	15,226
SLM Corp. CPI Linked Security
3.664% due 03/15/2017	21,400	522

Total Preferred Securities (Cost $14,799)		17,085

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 4.9%

CERTIFICATES OF DEPOSIT 1.2%
Banco Bradesco S.A.
2.292% due 01/24/2013	$8,700	8,729
Banco do Brasil S.A.
0.000% due 03/26/2013	7,000	6,978
2.556% due 02/14/2014	25,000	24,976
Itau Unibanco Holding S.A.
0.000% due 03/26/2013	15,000	14,894
2.010% due 11/05/2012	25,000	24,961
2.010% due 11/13/2012	17,500	17,467

		98,005

COMMERCIAL PAPER 0.2%
Santander Commercial Paper S.A
2.750% due 07/02/2013	10,000	9,791
3.100% due 10/01/2013	10,000	9,687

		19,478

REPURCHASE AGREEMENTS 0.4%
Morgan Stanley & Co., Inc.
0.280% due 10/01/2012	28,800	28,800
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $29,190. Repurchase proceeds are $28,801.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Street Bank and Trust Co.
0.010% due 10/01/2012	$1,664	$1,664
(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $1,699. Repurchase proceeds are $1,664.)

		30,464

U.S. TREASURY BILLS 0.0%
0.135% due 03/14/2013 - 07/25/2013 (b)(f)(i)	1,122	1,121

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (d) 3.1%
PIMCO Short-Term Floating NAV Portfolio	26,160,251	262,204
PIMCO Short-Term Floating NAV Portfolio III	5,119	51

		262,255

Total Short-Term Instruments (Cost $411,192)		411,323

PURCHASED OPTIONS (k) 0.1%
(Cost $7,461)		6,687

Total Investments 106.1% (Cost $8,444,356)		$9,034,260

Written Options (l) (0.3%) (Premiums $31,116)		(29,767)

Other Assets and Liabilities (Net) (5.8%)		(492,921)

Net Assets 100.0%		$8,511,572

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Perpetual maturity, date shown represents next contractual call date.
(d)	Affiliated to the Fund.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $12,479 at a weighted average interest rate of (0.753%).
(f)	Securities with an aggregate market value of $6,853 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	Securities with an aggregate market value of 12,492 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BCY	(1.250%)	09/19/2012	09/19/2014	$2,284	$(2,283)
DEU	(0.750%)	09/28/2012	09/28/2014	3,652	(3,652)
FOB	(1.750%)	06/07/2012	06/06/2014	5,785	(5,752)

					$(11,687)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	45

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

(h)	Securities with an aggregate market value of $8,681 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2014	1,220	$1,104
90-Day Euribor June Futures	Long	06/2015	1,220	1,124
90-Day Euribor March Futures	Long	03/2015	1,220	1,144
90-Day Euribor September Futures	Long	09/2014	1,220	5,590
90-Day Eurodollar December Futures	Long	12/2015	6	7
U.S. Treasury 10-Year Note December Futures	Long	12/2012	2,457	1,641

				$10,610

(i)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $47,513 and cash of $47 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.HY-17 5-Year Index	(5.000%	)	12/20/2016	$6,672	$(137)	$(308)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017	191,417	(1,511)	(8,715)
CDX.HY-19 5-Year Index	(5.000%	)	12/20/2017	188,100	57	(811)

					$(1,591)	$(9,834)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.IG-16 5-Year Index	1.000%	06/20/2016	$156,700	$1,590	$1,344
CDX.IG-18 5-Year Index	1.000%	06/20/2017	1,065,600	4,952	6,732
CDX.IG-19 5-Year Index	1.000%	12/20/2017	397,500	248	13

				$6,790	$8,089

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	6-Month EUR-EURIBOR	1.750%	03/20/2023	EUR	160,800	$1,865	$(553)

(j)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	BPS	(1.300%	)	12/20/2018	0.850%	$	3,000	$(82)	$0	$(82)
American Electric Power Co., Inc.	BRC	(0.793%	)	06/20/2019	0.691%		36,000	(246)	0	(246)
American International Group, Inc.	GST	(5.000%	)	09/20/2018	1.550%		10,000	(1,926)	(927)	(999)
Black & Decker Corp.	BRC	(2.250%	)	06/20/2014	0.170%		4,000	(147)	0	(147)
Cardinal Health, Inc.	BOA	(0.580%	)	06/20/2013	0.096%		5,000	(19)	0	(19)
International Lease Finance Corp.	CBK	(5.000%	)	06/20/2016	3.057%		12,500	(854)	(1,156)	302
International Lease Finance Corp.	GST	(5.000%	)	06/20/2016	3.057%		15,000	(1,024)	(1,239)	215
Intesa Sanpaolo SpA	BOA	(1.000%	)	09/20/2016	3.454%	EUR	3,000	339	257	82
Intesa Sanpaolo SpA	BRC	(1.000%	)	09/20/2015	3.208%	$	13,000	796	259	537
Intesa Sanpaolo SpA	GST	(1.000%	)	09/20/2016	3.454%	EUR	750	85	65	20
Intesa Sanpaolo SpA	MYC	(1.000%	)	09/20/2016	3.454%		7,850	889	701	188
JPMorgan Chase & Co.	BOA	(1.000%	)	12/20/2016	1.041%	$	7,000	9	103	(94)
Limited Brands, Inc.	BPS	(1.000%	)	12/20/2014	0.786%		950	(5)	73	(78)
Marsh & McLennan Cos., Inc.	BOA	(0.900%	)	06/20/2019	0.644%		2,000	(34)	0	(34)
Motorola Solutions, Inc.	JPM	(1.000%	)	12/20/2012	0.157%		5,000	(11)	252	(263)
Newell Rubbermaid, Inc.	BOA	(0.660%	)	06/20/2013	0.130%		10,000	(41)	0	(41)
Ryder System, Inc.	CBK	(3.060%	)	03/20/2013	0.410%		3,000	(41)	0	(41)

								$(2,312)	$(1,612)	$(700)

46	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	CBK	5.000%	09/20/2016	2.931%	$	4,000	$316	$227	$89
AES Corp.	GST	5.000%	09/20/2016	2.931%		500	39	20	19
AES Corp.	MYC	5.000%	09/20/2016	2.931%		5,000	394	283	111
Alcoa, Inc.	CBK	1.000%	03/20/2016	2.188%		300	(12)	(11)	(1)
Alcoa, Inc.	DUB	1.000%	03/20/2016	2.188%		600	(24)	(16)	(8)
Alcoa, Inc.	GST	1.000%	03/20/2016	2.188%		1,700	(67)	(73)	6
Alcoa, Inc.	HUS	1.000%	03/20/2016	2.188%		3,100	(122)	(159)	37
Alcoa, Inc.	MYC	1.000%	03/20/2016	2.188%		2,100	(82)	(110)	28
Ally Financial, Inc.	GST	5.000%	06/20/2014	1.802%		15,000	838	675	163
Ally Financial, Inc.	GST	5.000%	09/20/2014	1.992%		10,000	598	653	(55)
Ally Financial, Inc.	JPM	5.000%	03/20/2017	3.250%		1,000	72	(45)	117
America Movil S.A.B. de C.V.	CBK	1.000%	12/20/2012	0.231%		8,600	18	37	(19)
America Movil S.A.B. de C.V.	DUB	1.000%	12/20/2012	0.231%		13,100	27	54	(27)
American Express Co.	JPM	2.750%	03/20/2014	0.300%		3,000	111	0	111
American International Group, Inc.	DUB	0.890%	12/20/2012	0.255%		100	0	0	0
American International Group, Inc.	DUB	0.900%	12/20/2012	0.255%		300	1	0	1
Anadarko Petroleum Corp.	BRC	1.000%	03/20/2019	1.889%		5,000	(261)	(378)	117
Anadarko Petroleum Corp.	CBK	1.000%	03/20/2017	1.565%		10,000	(238)	(245)	7
Anadarko Petroleum Corp.	UAG	1.000%	03/20/2017	1.565%		10,000	(239)	(241)	2
Anheuser-Busch InBev Worldwide, Inc.	BRC	1.000%	12/20/2015	0.552%	EUR	20,600	388	(220)	608
Anheuser-Busch InBev Worldwide, Inc.	BRC	1.000%	12/20/2015	0.552%	$	25,000	367	(150)	517
Anheuser-Busch InBev Worldwide, Inc.	DUB	1.000%	12/20/2015	0.552%	EUR	3,700	69	(37)	106
Anheuser-Busch InBev Worldwide, Inc.	GST	1.000%	12/20/2015	0.552%		3,300	63	(41)	104
ArcelorMittal	BOA	1.000%	12/20/2015	4.379%	$	1,700	(170)	(114)	(56)
ArcelorMittal	BRC	1.000%	12/20/2015	4.379%		7,000	(701)	(539)	(162)
ArcelorMittal	FBF	1.000%	12/20/2015	4.379%		14,500	(1,451)	(1,090)	(361)
ArcelorMittal	FBF	1.000%	03/20/2016	4.538%		5,100	(569)	(262)	(307)
ArcelorMittal	FBF	1.000%	03/20/2021	5.774%		2,500	(699)	(659)	(40)
ArcelorMittal	GST	1.000%	03/20/2016	4.538%		2,300	(257)	(105)	(152)
ArcelorMittal	HUS	1.000%	03/20/2016	4.538%		800	(89)	(35)	(54)
ArcelorMittal	JPM	1.000%	12/20/2015	4.379%		5,000	(501)	(334)	(167)
ArcelorMittal	JPM	1.000%	03/20/2016	4.538%		2,300	(257)	(90)	(167)
ArcelorMittal	MYC	1.000%	03/20/2016	4.538%		2,300	(257)	(141)	(116)
AT&T, Inc.	DUB	1.000%	09/20/2017	0.690%		18,000	277	85	192
AT&T, Inc.	FBF	1.000%	09/20/2017	0.690%		20,000	308	99	209
Australia Government Bond	DUB	1.000%	06/20/2016	0.352%		17,500	427	424	3
Australia Government Bond	UAG	1.000%	09/20/2015	0.265%		6,100	136	155	(19)
Australia Government Bond	UAG	1.000%	12/20/2015	0.284%		1,000	23	28	(5)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.771%		25,000	149	(502)	651
Berkshire Hathaway Finance Corp.	DUB	1.230%	12/20/2013	0.495%		5,000	47	0	47
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	0.771%		10,000	60	(83)	143
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2012	0.361%		6,600	12	33	(21)
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2015	0.771%		15,000	89	(187)	276
Berkshire Hathaway Finance Corp.	MYC	1.000%	03/20/2015	0.771%		25,000	149	(468)	617
BHP Billiton Finance USA Ltd.	DUB	1.000%	09/20/2015	0.500%		16,200	246	(71)	317
BHP Billiton Finance USA Ltd.	FBF	1.000%	09/20/2015	0.500%		8,500	128	(49)	177
BHP Billiton Finance USA Ltd.	FBF	1.000%	12/20/2015	0.532%		1,200	18	8	10
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	0.500%		800	12	(4)	16
BHP Billiton Finance USA Ltd.	MYC	1.000%	09/20/2015	0.500%		1,900	29	(11)	40
BHP Billiton Finance USA Ltd.	RYL	1.000%	09/20/2015	0.500%		3,500	53	(8)	61
BNP Paribas S.A.	DUB	3.000%	03/20/2016	2.823%	EUR	2,300	20	(211)	231
BNP Paribas S.A.	GST	3.000%	03/20/2016	2.823%		1,200	11	(113)	124
BP Capital Markets America, Inc.	DUB	1.000%	06/20/2015	0.504%	$	10,000	138	57	81
BP Capital Markets America, Inc.	FBF	1.000%	06/20/2015	0.504%		25,000	345	119	226
BP Capital Markets America, Inc.	GST	1.000%	03/20/2016	0.622%		5,000	67	22	45
BP Capital Markets America, Inc.	GST	1.000%	06/20/2016	0.660%		5,500	70	49	21
BP Capital Markets America, Inc.	MYC	1.000%	06/20/2015	0.504%		5,000	69	31	38
Brazil Government International Bond	BOA	1.000%	12/20/2015	0.738%		15,800	137	(133)	270
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.272%		3,000	6	4	2
Brazil Government International Bond	BPS	1.000%	09/20/2017	1.075%		24,500	(81)	(610)	529
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.704%		7,300	67	(62)	129
Brazil Government International Bond	BRC	1.000%	09/20/2017	1.075%		2,500	(8)	(48)	40
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.272%		2,000	4	3	1
Brazil Government International Bond	CBK	1.000%	03/20/2016	0.791%		19,800	149	(140)	289
Brazil Government International Bond	DUB	1.000%	12/20/2015	0.738%		11,600	101	(73)	174
Brazil Government International Bond	DUB	1.000%	09/20/2017	1.075%		15,400	(52)	(292)	240
Brazil Government International Bond	FBF	1.000%	06/20/2015	0.662%		1,150	11	(10)	21
Brazil Government International Bond	FBF	1.000%	09/20/2017	1.075%		6,500	(22)	(165)	143
Brazil Government International Bond	GST	1.000%	12/20/2012	0.272%		2,000	4	3	1
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.704%		2,500	23	(25)	48

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	47

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	HUS	1.000%	03/20/2016	0.791%	$	7,700	$58	$(47)	$105
Brazil Government International Bond	JPM	1.000%	12/20/2014	0.552%		400	4	(4)	8
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.662%		10,000	95	(129)	224
Brazil Government International Bond	JPM	1.000%	12/20/2015	0.738%		7,300	64	(54)	118
Brazil Government International Bond	JPM	1.000%	09/20/2017	1.075%		9,900	(33)	(238)	205
Brazil Government International Bond	MYC	1.000%	03/20/2016	0.791%		5,600	42	(38)	80
Brazil Government International Bond	MYC	1.000%	06/20/2017	1.026%		900	(1)	(31)	30
Brazil Government International Bond	MYC	1.000%	09/20/2017	1.075%		2,500	(8)	(48)	40
California State General Obligation Bonds, Series 2003	DUB	2.650%	03/20/2021	1.824%		1,100	64	0	64
Canadian Natural Resources Ltd.	RYL	1.000%	09/20/2015	0.706%		21,800	196	(98)	294
Caterpillar, Inc.	BOA	1.000%	03/20/2016	0.634%		14,300	185	198	(13)
Caterpillar, Inc.	BRC	1.000%	09/20/2017	0.901%		10,000	51	(64)	115
Caterpillar, Inc.	GST	1.000%	09/20/2017	0.901%		25,000	127	(222)	349
Caterpillar, Inc.	JPM	1.000%	03/20/2016	0.634%		5,200	67	71	(4)
Caterpillar, Inc.	JPM	1.000%	09/20/2017	0.901%		10,000	51	(64)	115
China Government International Bond	BOA	0.820%	12/20/2014	0.310%		1,300	15	0	15
China Government International Bond	BOA	1.000%	09/20/2017	0.831%		12,300	105	(90)	195
China Government International Bond	BRC	0.770%	12/20/2014	0.310%		5,350	56	0	56
China Government International Bond	BRC	1.000%	03/20/2016	0.510%		11,800	204	152	52
China Government International Bond	BRC	1.000%	09/20/2017	0.831%		2,100	18	2	16
China Government International Bond	CBK	1.000%	09/20/2017	0.831%		10,000	85	(57)	142
China Government International Bond	DUB	1.000%	09/20/2015	0.422%		13,000	228	117	111
China Government International Bond	DUB	1.000%	12/20/2015	0.447%		8,100	147	142	5
China Government International Bond	FBF	1.000%	12/20/2016	0.653%		700	10	(33)	43
China Government International Bond	FBF	1.000%	09/20/2017	0.831%		25,000	214	(256)	470
China Government International Bond	HUS	1.000%	06/20/2015	0.391%		10,000	169	194	(25)
China Government International Bond	JPM	1.000%	06/20/2015	0.391%		3,500	59	71	(12)
China Government International Bond	JPM	1.000%	09/20/2015	0.422%		19,500	341	194	147
China Government International Bond	JPM	1.000%	09/20/2017	0.831%		1,900	16	2	14
China Government International Bond	MYC	1.000%	12/20/2015	0.447%		3,000	54	41	13
China Government International Bond	MYC	1.000%	12/20/2016	0.653%		500	8	(24)	32
China Government International Bond	MYC	1.000%	06/20/2017	0.778%		940	10	(19)	29
China Government International Bond	MYC	1.000%	09/20/2017	0.831%		5,000	42	(30)	72
China Government International Bond	RYL	1.000%	06/20/2015	0.391%		10,000	169	194	(25)
China Government International Bond	RYL	1.000%	09/20/2017	0.831%		5,000	42	(30)	72
China Government International Bond	UAG	1.000%	09/20/2017	0.831%		1,000	9	0	9
China Government International Bond	UAG	1.000%	09/20/2022	1.274%		9,500	(227)	(323)	96
Citigroup, Inc.	DUB	1.000%	09/20/2017	1.672%		13,200	(414)	(1,048)	634
Citigroup, Inc.	FBF	1.000%	06/20/2017	1.633%		2,500	(70)	(157)	87
Comcast Corp.	BRC	1.610%	12/20/2013	0.210%		7,000	124	0	124
Comcast Corp.	DUB	1.000%	12/20/2015	0.467%		8,500	149	(8)	157
Daimler Finance North America LLC	GST	1.000%	12/20/2013	0.358%		2,800	23	27	(4)
Danone S.A.	DUB	1.000%	03/20/2016	0.502%		2,000	35	32	3
Danone S.A.	FBF	1.000%	12/20/2015	0.461%	EUR	400	9	8	1
Danone S.A.	JPM	1.000%	12/20/2015	0.461%		14,200	321	269	52
Denmark Government International Bond	BOA	0.250%	09/20/2016	0.308%	$	9,900	(22)	(310)	288
Denmark Government International Bond	DUB	0.250%	09/20/2016	0.308%		2,000	(4)	(67)	63
Denmark Government International Bond	GST	0.250%	09/20/2016	0.308%		3,400	(7)	(104)	97
Denmark Government International Bond	RYL	0.250%	09/20/2016	0.308%		900	(2)	(27)	25
Denmark Government International Bond	UAG	0.250%	09/20/2016	0.308%		2,900	(7)	(95)	88
DISH DBS Corp.	DUB	5.000%	09/20/2017	3.171%		3,000	255	252	3
DISH DBS Corp.	GST	5.000%	09/20/2017	3.171%		4,000	339	360	(21)
DISH DBS Corp.	UAG	5.000%	09/20/2017	3.171%		1,200	101	92	9
Dominion Resources, Inc.	CBK	0.670%	06/20/2015	0.191%		100	1	0	1
Dow Chemical Co.	BPS	1.000%	06/20/2017	1.199%		3,100	(27)	(71)	44
Dow Chemical Co.	CBK	1.000%	06/20/2017	1.199%		10,000	(88)	(187)	99
Dow Chemical Co.	DUB	1.000%	06/20/2017	1.199%		5,000	(44)	(100)	56
Dow Chemical Co.	JPM	1.000%	06/20/2017	1.199%		7,000	(62)	(168)	106
Dow Chemical Co.	MYC	1.000%	06/20/2017	1.199%		19,500	(172)	(421)	249
E.ON International Finance BV	HUS	1.000%	03/20/2016	0.671%		3,000	35	32	3
Egypt Government International Bond	JPM	1.000%	03/20/2016	3.918%		970	(92)	(122)	30
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	09/20/2015	0.616%		500	6	(3)	9
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2015	0.656%		4,000	45	(26)	71
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	0.718%		2,000	20	(13)	33
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	06/20/2015	0.567%		10,000	121	(53)	174
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	12/20/2015	0.656%		10,000	114	(59)	173
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	0.718%		1,000	10	(8)	18
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	09/20/2015	0.616%		4,600	54	(22)	76
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	0.718%		1,000	10	(8)	18
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	0.773%		1,000	9	(8)	17

48	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Encana Corp.	FBF	1.000%	03/20/2017	1.316%	$	21,000	$(281)	$(838)	$557
Encana Corp.	FBF	1.000%	09/20/2017	1.467%		1,500	(33)	(42)	9
EOG Resources, Inc.	DUB	1.000%	06/20/2017	0.664%		3,100	49	(3)	52
EOG Resources, Inc.	GST	1.000%	06/20/2017	0.664%		100	1	0	1
EOG Resources, Inc.	MYC	1.000%	06/20/2017	0.664%		5,000	80	0	80
EOG Resources, Inc.	UAG	1.000%	06/20/2017	0.664%		3,000	48	(3)	51
Exelon Corp.	JPM	1.000%	06/20/2016	0.528%		40,000	713	(38)	751
Ford Motor Co.	BOA	5.000%	09/20/2017	2.445%		5,000	597	397	200
Ford Motor Co.	DUB	5.000%	09/20/2014	1.253%		7,000	525	462	63
Ford Motor Co.	FBF	5.000%	09/20/2017	2.445%		11,100	1,325	1,128	197
Ford Motor Co.	GST	5.000%	09/20/2015	1.745%		3,500	336	265	71
Ford Motor Co.	GST	5.000%	09/20/2017	2.445%		10,000	1,195	799	396
Ford Motor Co.	JPM	5.000%	09/20/2014	1.253%		15,000	1,126	1,052	74
Ford Motor Co.	JPM	5.000%	09/20/2015	1.745%		12,500	1,200	983	217
Ford Motor Co.	JPM	5.000%	12/20/2015	1.840%		20,000	2,009	1,606	403
Ford Motor Co.	JPM	5.000%	12/20/2015	1.880%		5,900	577	568	9
Ford Motor Credit Co. LLC	DUB	5.000%	06/20/2017	1.902%		600	83	77	6
Forest Oil Corp.	BOA	5.000%	06/20/2015	3.799%		5,000	163	104	59
Forest Oil Corp.	CBK	5.000%	06/20/2015	3.799%		2,500	82	63	19
Forest Oil Corp.	FBF	5.000%	06/20/2015	3.799%		1,500	49	(6)	55
Forest Oil Corp.	GST	5.000%	06/20/2015	3.799%		6,500	212	126	86
Forest Oil Corp.	GST	5.000%	06/20/2017	5.709%		7,000	(189)	(193)	4
Forest Oil Corp.	JPM	5.000%	06/20/2017	5.709%		2,900	(79)	(80)	1
Freeport-McMoRan Copper & Gold, Inc.	BOA	1.000%	09/20/2017	1.315%		5,000	(75)	(95)	20
Freeport-McMoRan Copper & Gold, Inc.	GST	1.000%	09/20/2017	1.315%		3,000	(45)	(106)	61
Freeport-McMoRan Copper & Gold, Inc.	JPM	1.000%	03/20/2016	0.925%		5,000	14	(12)	26
Freeport-McMoRan Copper & Gold, Inc.	MYC	1.000%	09/20/2017	1.315%		8,000	(119)	(144)	25
Gazprom OAO Via Gazprom International S.A.	BRC	1.000%	12/20/2012	0.458%		1,000	2	(21)	23
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.458%		1,000	2	(20)	22
Gazprom OAO Via Gazprom International S.A.	UAG	1.000%	12/20/2012	0.458%		1,500	2	(31)	33
General Electric Capital Corp.	BOA	7.000%	06/20/2013	0.286%		4,800	246	0	246
General Electric Capital Corp.	BOA	5.000%	09/20/2014	0.675%		8,000	696	922	(226)
General Electric Capital Corp.	BOA	1.000%	03/20/2016	1.059%		500	(1)	(6)	5
General Electric Capital Corp.	BPS	4.750%	12/20/2013	0.412%		1,500	82	0	82
General Electric Capital Corp.	BPS	3.900%	03/20/2014	0.534%		10,000	509	0	509
General Electric Capital Corp.	BRC	0.630%	12/20/2012	0.286%		600	1	0	1
General Electric Capital Corp.	BRC	4.450%	12/20/2013	0.412%		4,000	205	0	205
General Electric Capital Corp.	CBK	1.310%	03/20/2013	0.286%		1,000	5	0	5
General Electric Capital Corp.	CBK	6.950%	03/20/2013	0.286%		2,425	83	0	83
General Electric Capital Corp.	CBK	4.200%	03/20/2014	0.534%		10,000	555	0	555
General Electric Capital Corp.	CBK	5.000%	09/20/2014	0.675%		5,000	435	178	257
General Electric Capital Corp.	DUB	1.070%	12/20/2012	0.286%		4,000	9	0	9
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.412%		2,000	110	0	110
General Electric Capital Corp.	GST	5.700%	12/20/2013	0.412%		5,000	335	0	335
General Electric Capital Corp.	GST	5.000%	09/20/2014	0.675%		4,000	348	160	188
General Electric Capital Corp.	JPM	5.000%	09/20/2014	0.675%		4,300	374	275	99
General Electric Capital Corp.	RYL	1.000%	03/20/2015	0.814%		1,300	7	(37)	44
Gilead Sciences, Inc.	GST	1.000%	06/20/2017	0.996%		5,000	3	(19)	22
HCA, Inc.	GST	5.000%	06/20/2016	2.936%		2,200	164	138	26
HCA, Inc.	MYC	5.000%	06/20/2016	2.936%		8,700	648	533	115
Italy Government International Bond	BPS	1.000%	12/20/2015	2.815%		2,900	(161)	(103)	(58)
Italy Government International Bond	GST	1.000%	09/20/2016	3.117%		5,200	(404)	(434)	30
Italy Government International Bond	RYL	1.000%	12/20/2015	2.815%		4,700	(260)	(164)	(96)
Japan Government International Bond	BOA	1.000%	09/20/2017	0.814%		8,700	82	43	39
Japan Government International Bond	BRC	1.000%	09/20/2017	0.814%		5,600	53	29	24
Japan Government International Bond	GST	1.000%	03/20/2015	0.365%		21,900	352	467	(115)
Japan Government International Bond	GST	1.000%	09/20/2015	0.434%		2,400	41	35	6
Japan Government International Bond	GST	1.000%	12/20/2015	0.459%		700	13	16	(3)
Japan Government International Bond	GST	1.000%	03/20/2016	0.520%		18,700	316	48	268
Japan Government International Bond	GST	1.000%	09/20/2017	0.814%		6,700	63	36	27
Japan Government International Bond	JPM	1.000%	12/20/2015	0.459%		300	6	7	(1)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.520%		5,600	95	(6)	101
Japan Government International Bond	MYC	1.000%	12/20/2015	0.459%		3,700	65	82	(17)
Japan Government International Bond	MYC	1.000%	03/20/2016	0.520%		800	14	(10)	24
Japan Government International Bond	MYC	1.000%	09/20/2017	0.814%		3,600	34	18	16
Japan Government International Bond	RYL	1.000%	12/20/2015	0.459%		2,000	35	45	(10)
Japan Government International Bond	RYL	1.000%	03/20/2016	0.520%		900	16	(10)	26
Masco Corp.	BPS	5.000%	09/20/2017	2.334%		10,000	1,256	950	306
Masco Corp.	GST	5.000%	09/20/2017	2.334%		10,000	1,257	940	317
Masco Corp.	JPM	5.000%	09/20/2017	2.334%		2,250	283	212	71

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	49

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
MetLife, Inc.	DUB	2.073%	03/20/2013	0.484%	$	1,000	$8	$0	$8
MetLife, Inc.	DUB	5.000%	06/20/2014	0.911%		9,000	648	(90)	738
MetLife, Inc.	DUB	5.000%	09/20/2014	1.009%		5,000	401	463	(62)
MetLife, Inc.	GST	1.000%	12/20/2014	1.084%		9,000	(14)	(504)	490
MetLife, Inc.	JPM	5.000%	06/20/2014	0.911%		6,000	432	(36)	468
MetLife, Inc.	JPM	5.000%	09/20/2014	1.009%		15,000	1,201	1,353	(152)
Metro AG	BPS	1.000%	09/20/2014	0.829%		10,000	37	(44)	81
Metro AG	CBK	1.000%	09/20/2014	0.829%		10,000	37	(31)	68
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.601%		9,800	119	(71)	190
Mexico Government International Bond	BRC	1.000%	12/20/2015	0.634%		8,850	106	(59)	165
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.210%		1,500	3	3	0
Mexico Government International Bond	DUB	1.000%	09/20/2017	0.974%		14,800	23	(160)	183
Mexico Government International Bond	GST	1.000%	12/20/2012	0.210%		1,500	3	4	(1)
Mexico Government International Bond	GST	1.000%	06/20/2017	0.927%		900	3	(27)	30
Mexico Government International Bond	HUS	1.690%	09/20/2014	0.426%		15,800	405	0	405
Mexico Government International Bond	HUS	1.000%	03/20/2016	0.689%		14,900	165	(49)	214
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.210%		3,500	8	9	(1)
Mexico Government International Bond	MYC	1.000%	09/20/2015	0.601%		3,600	43	(28)	71
Mexico Government International Bond	MYC	1.000%	03/20/2016	0.689%		13,200	146	(62)	208
Mexico Government International Bond	UAG	1.000%	09/20/2015	0.601%		9,800	119	(85)	204
MGM Resorts International	BOA	5.000%	06/20/2017	6.017%		1,500	(60)	(83)	23
MGM Resorts International	BRC	5.000%	09/20/2015	4.068%		10,000	278	(25)	303
MGM Resorts International	DUB	5.000%	06/20/2014	2.033%		10,000	522	300	222
MGM Resorts International	FBF	5.000%	06/20/2017	6.017%		10,550	(419)	(611)	192
MGM Resorts International	GST	5.000%	12/20/2013	1.160%		3,000	145	37	108
MGM Resorts International	GST	5.000%	03/20/2014	1.667%		1,000	51	18	33
MGM Resorts International	GST	5.000%	09/20/2015	4.068%		10,000	278	(75)	353
MGM Resorts International	GST	5.000%	06/20/2017	6.017%		3,100	(124)	(171)	47
Morgan Stanley	BOA	1.000%	03/20/2013	0.919%		10,000	7	(181)	188
New Jersey State General Obligation Bonds, Series 2001	DUB	2.000%	03/20/2021	1.442%		5,100	198	0	198
New Jersey State General Obligation Bonds, Series 2001	GST	1.970%	03/20/2021	1.442%		5,000	184	0	184
New Jersey State General Obligation Bonds, Series 2001	MYC	2.000%	03/20/2021	1.442%		1,400	54	0	54
New York State General Obligation Bonds, Series 2005	BOA	1.850%	03/20/2021	1.113%		1,100	59	0	59
NRG Energy, Inc.	BOA	5.000%	03/20/2017	3.652%		4,000	227	(290)	517
NRG Energy, Inc.	BRC	5.000%	03/20/2017	3.652%		2,000	114	(150)	264
NRG Energy, Inc.	CBK	5.000%	06/20/2015	2.084%		1,580	125	(33)	158
NRG Energy, Inc.	CBK	5.000%	06/20/2017	3.852%		4,500	228	(360)	588
NRG Energy, Inc.	GST	5.000%	12/20/2016	3.430%		5,400	341	(109)	450
NRG Energy, Inc.	GST	5.000%	03/20/2017	3.652%		3,000	170	(233)	403
NRG Energy, Inc.	GST	5.000%	06/20/2017	3.852%		12,930	656	(885)	1,541
NRG Energy, Inc.	JPM	5.000%	06/20/2017	3.852%		5,000	254	(350)	604
NRG Energy, Inc.	MYC	5.000%	03/20/2017	3.652%		1,100	63	(74)	137
NRG Energy, Inc.	MYC	5.000%	06/20/2017	3.852%		10,400	527	(598)	1,125
NRG Energy, Inc.	UAG	5.000%	06/20/2015	2.084%		3,000	237	(45)	282
NRG Energy, Inc.	UAG	5.000%	03/20/2017	3.652%		1,300	73	(111)	184
NRG Energy, Inc.	UAG	5.000%	06/20/2017	3.852%		10,100	512	(804)	1,316
Pacific Gas & Electric Co.	BRC	3.650%	03/20/2014	0.307%		8,000	405	0	405
Pacific Gas & Electric Co.	DUB	1.000%	09/20/2016	0.806%		20,000	158	(202)	360
Pacific Gas & Electric Co.	FBF	1.000%	09/20/2016	0.806%		5,000	40	(50)	90
Pacific Gas & Electric Co.	GST	1.000%	09/20/2016	0.806%		2,500	20	(25)	45
Pacific Gas & Electric Co.	RYL	1.000%	09/20/2016	0.806%		2,500	20	(26)	46
Petrobras International Finance Co.	HUS	1.000%	12/20/2012	0.489%		11,000	16	0	16
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.041%		5,000	(5)	(143)	138
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.041%		5,700	(6)	(182)	176
Pioneer Natural Resources Co.	BRC	1.000%	09/20/2017	1.344%		5,000	(81)	(254)	173
Plains All American Pipeline LP	DUB	1.000%	09/20/2017	1.066%		2,000	(6)	(59)	53
Plains All American Pipeline LP	FBF	1.000%	09/20/2017	1.066%		7,500	(22)	(214)	192
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.494%		2,600	43	(12)	55
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.494%		13,500	223	(17)	240
Potash Corp. of Saskatchewan, Inc.	FBF	1.000%	12/20/2015	0.494%		1,500	25	(11)	36
Prudential Financial, Inc.	DUB	1.000%	03/20/2016	1.515%		1,000	(17)	(19)	2
Prudential Financial, Inc.	GST	1.000%	03/20/2016	1.515%		25,000	(428)	(633)	205
Prudential Financial, Inc.	JPM	1.000%	12/20/2012	0.475%		13,000	20	65	(45)
Qatar Government International Bond	DUB	1.000%	03/20/2016	0.700%		1,000	11	(8)	19
Qatar Government International Bond	FBF	1.000%	03/20/2016	0.700%		400	4	0	4
Qatar Government International Bond	HUS	1.000%	03/20/2016	0.700%		3,500	37	(26)	63
Qatar Government International Bond	HUS	1.000%	06/20/2016	0.750%		1,000	10	(7)	17
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.700%		4,000	43	(8)	51
Qatar Government International Bond	RYL	1.000%	03/20/2016	0.700%		500	6	0	6
Republic of Germany	BOA	0.250%	06/20/2017	0.465%		42,150	(421)	(1,559)	1,138

50	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Republic of Germany	BOA	0.250%	09/20/2017	0.503%	$	15,400	$(190)	$(428)	$238
Republic of Germany	GST	0.250%	06/20/2017	0.465%		43,675	(436)	(1,615)	1,179
Republic of Korea	DUB	1.000%	12/20/2012	0.201%		7,500	16	(39)	55
Republic of Korea	FBF	1.000%	12/20/2012	0.201%		1,000	2	(5)	7
Republic of Korea	GST	1.000%	06/20/2017	0.755%		900	10	(21)	31
Republic of Korea	JPM	1.000%	12/20/2012	0.201%		1,000	2	(6)	8
Russia Government International Bond	BRC	1.000%	06/20/2017	1.395%		15,000	(268)	(1,001)	733
Russia Government International Bond	CBK	1.000%	12/20/2012	0.345%		3,900	7	(46)	53
Russia Government International Bond	CBK	1.000%	03/20/2016	1.076%		12,700	(29)	(137)	108
Russia Government International Bond	DUB	1.000%	12/20/2012	0.345%		2,800	5	(39)	44
Russia Government International Bond	DUB	1.000%	06/20/2017	1.395%		940	(17)	(70)	53
Russia Government International Bond	FBF	1.000%	12/20/2012	0.345%		1,000	2	(10)	12
Russia Government International Bond	GST	1.000%	09/20/2017	1.454%		4,600	(99)	(261)	162
Russia Government International Bond	HUS	1.000%	12/20/2012	0.345%		5,100	9	(60)	69
Russia Government International Bond	HUS	1.000%	03/20/2016	1.076%		3,400	(8)	(46)	38
Russia Government International Bond	HUS	1.000%	09/20/2017	1.454%		5,300	(115)	(298)	183
Russia Government International Bond	JPM	1.000%	12/20/2012	0.345%		4,100	7	(46)	53
Russia Government International Bond	JPM	1.000%	09/20/2017	1.454%		5,000	(108)	(276)	168
Russia Government International Bond	MYC	1.000%	12/20/2012	0.345%		1,000	2	(10)	12
Russia Government International Bond	MYC	1.000%	06/20/2016	1.145%		1,000	(5)	(13)	8
Russia Government International Bond	RYL	1.000%	03/20/2016	1.076%		10,000	(23)	(103)	80
Russia Government International Bond	UAG	1.000%	06/20/2015	0.891%		5,000	16	(76)	92
RZD Capital Ltd.	MYC	1.000%	03/20/2016	1.234%		600	(5)	(31)	26
RZD Capital Ltd.	RYL	1.000%	03/20/2016	1.234%		900	(7)	(47)	40
Shell International Finance BV	BOA	1.000%	03/20/2016	0.458%	EUR	3,800	93	103	(10)
Shell International Finance BV	DUB	1.000%	06/20/2016	0.489%	$	1,900	37	38	(1)
Shell International Finance BV	GST	1.000%	03/20/2016	0.463%		3,200	60	66	(6)
Shell International Finance BV	HUS	1.000%	06/20/2016	0.489%		2,000	38	38	0
Shell International Finance BV	JPM	1.000%	03/20/2016	0.463%		16,300	308	313	(5)
Shell International Finance BV	MYC	1.000%	06/20/2016	0.489%		16,800	323	315	8
Shell International Finance BV	SOG	1.000%	03/20/2016	0.458%	EUR	1,600	39	44	(5)
Shell International Finance BV	UAG	1.000%	03/20/2016	0.458%		3,500	86	96	(10)
SLM Corp.	FBF	5.000%	09/20/2017	3.284%	$	4,000	313	307	6
Statoil ASA	BRC	1.000%	06/20/2016	0.499%		8,600	163	168	(5)
Statoil ASA	FBF	1.000%	06/20/2016	0.499%		3,000	56	58	(2)
Statoil ASA	SOG	1.000%	06/20/2016	0.499%		8,600	163	164	(1)
Statoil ASA	UAG	1.000%	06/20/2016	0.499%		5,000	94	100	(6)
Teck Resources Ltd.	MYC	1.000%	03/20/2021	2.297%		10,000	(939)	(521)	(418)
Telefonica Emisiones S.A.U.	DUB	1.000%	12/20/2015	2.686%		3,000	(154)	(69)	(85)
Telefonica Emisiones S.A.U.	FBF	1.000%	03/20/2014	1.583%		7,500	(61)	(185)	124
Tesco PLC	HUS	1.000%	03/20/2016	0.701%		3,900	42	50	(8)
Texas State General Obligation Bonds, Series 2002	GST	1.000%	09/20/2018	0.722%		1,750	28	11	17
Time Warner Cable, Inc.	BRC	1.000%	12/20/2015	0.767%		4,000	31	(39)	70
Time Warner Cable, Inc.	UAG	1.000%	12/20/2015	0.767%		15,000	116	(88)	204
Tokyo Electric Power Co., Inc.	BOA	1.000%	09/20/2013	2.938%	JPY	470,000	(111)	(412)	301
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	2.623%		329,900	(15)	(755)	740
Tokyo Electric Power Co., Inc.	GST	1.000%	03/20/2014	3.382%		90,000	(39)	(108)	69
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.394%	$	18,000	276	24	252
Toyota Motor Corp.	BRC	1.000%	03/20/2015	0.394%		4,500	69	21	48
Toyota Motor Credit Corp.	CBK	1.000%	06/20/2016	0.992%		2,000	1	(5)	6
Toyota Motor Credit Corp.	FBF	1.000%	06/20/2016	0.992%		2,700	2	(11)	13
Toyota Motor Credit Corp.	HUS	1.000%	06/20/2016	0.992%		10,000	6	(60)	66
United Kingdom Gilt	CBK	1.000%	09/20/2017	0.490%		500	12	11	1
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.270%		10,000	257	128	129
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.270%		8,200	210	158	52
United Kingdom Gilt	GST	1.000%	12/20/2015	0.229%		4,500	113	104	9
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.176%		7,500	156	111	45
United Kingdom Gilt	MYC	1.000%	09/20/2017	0.490%		25,000	635	576	59
United Kingdom Gilt	UAG	1.000%	12/20/2015	0.229%		5,000	126	94	32
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.306%		9,300	243	161	82
UPC Holding BV	BRC	5.000%	09/20/2017	4.906%	EUR	10,000	71	(656)	727
UPC Holding BV	DUB	5.000%	06/20/2016	3.924%		11,100	549	(19)	568
UPC Holding BV	GST	5.000%	09/20/2017	4.906%		5,000	36	(299)	335
Whirlpool Corp.	BOA	1.000%	09/20/2017	1.553%	$	4,300	(112)	(181)	69
Whirlpool Corp.	FBF	1.000%	09/20/2017	1.553%		7,000	(183)	(262)	79

							$32,166	$(10,214)	$42,380

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	51

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe 17 Index	DUB	(1.000%	)	06/20/2017	EUR	190,000	$3,593	$7,100	$(3,507)
iTraxx Europe Senior Financials 17 Index	DUB	(1.000%	)	06/20/2017		60,000	3,976	5,704	(1,728)
iTraxx Europe Senior Financials 17 Index	MYC	(1.000%	)	06/20/2017		125,000	8,281	12,083	(3,802)

							$15,850	$24,887	$(9,037)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-16 5-Year Index	UAG	1.000%	06/20/2016	$	144,400	$1,460	$(1,483)	$2,943
CDX.IG-18 5-Year Index	FBF	1.000%	06/20/2017		1,365	8	(7)	15
CDX.IG-18 10-Year Index	BOA	1.000%	06/20/2022		5,600	(132)	(225)	93
CDX.IG-19 5-Year Index	CBK	1.000%	12/20/2017		3,100	3	5	(2)
MCDX-18 5-Year Index	CBK	1.000%	06/20/2017		55,000	(1,254)	(1,315)	61
MCDX-18 5-Year Index	DUB	1.000%	06/20/2017		41,925	(955)	(1,105)	150

						$(870)	$(4,130)	$3,260

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.115%	01/02/2015	HUS	BRL	854,800	$(370)	$(426)	$56
Pay	1-Year BRL-CDI	8.240%	01/02/2015	BPS		21,000	14	24	(10)
Pay	1-Year BRL-CDI	8.255%	01/02/2015	GLM		387,400	351	226	125
Pay	1-Year BRL-CDI	8.260%	01/02/2015	UAG		180,000	172	16	156
Pay	1-Year BRL-CDI	8.430%	01/02/2015	DUB		269,100	694	725	(31)
Pay	1-Year BRL-CDI	8.630%	01/02/2015	MYC		414,000	1,867	1,852	15
Pay	1-Year BRL-CDI	9.930%	01/02/2015	GLM		51,800	911	22	889
Pay	3-Month ZAR-JIBAR	5.610%	09/19/2017	JPM	ZAR	200,000	(130)	0	(130)
Pay	3-Month ZAR-JIBAR	5.660%	09/19/2017	JPM		120,000	(45)	17	(62)
Pay	3-Month ZAR-JIBAR	6.000%	09/19/2017	GLM		175,000	248	119	129
Pay	3-Month ZAR-JIBAR	6.000%	09/19/2017	HUS		80,000	113	38	75
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	JPM	AUD	3,700	376	(23)	399
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	CBK		85,000	10,560	170	10,390
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB		90,200	11,207	1,175	10,032
Receive	6-Month JPY-LIBOR	2.000%	06/15/2041	FBF	JPY	1,020,000	(1,213)	341	(1,554)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	1,053,700	1,411	(90)	1,501
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	CBK		91,000	122	105	17
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	GLM		956,700	1,281	(602)	1,883
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		1,404,200	1,881	(517)	2,398
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		6,400	8	(2)	10
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	UAG		170,500	228	80	148
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	BRC		27,000	141	28	113
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	GLM		5,800	30	8	22
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	HUS		175,000	910	158	752
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	JPM		10,000	52	6	46
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		269,000	1,398	213	1,185
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		689,100	6,798	1,406	5,392

52	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MYC	MXN	227,100	$2,241	$632	$1,609
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	BRC		68,000	389	139	250
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	HUS		228,000	1,303	335	968
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	BOA		40,000	222	65	157
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	BRC		14,400	79	21	58
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	HUS		313,900	1,740	440	1,300
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	MYC		283,300	1,571	381	1,190

							$46,560	$7,082	$39,478

(k)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	89,400	$7,087	$6,687
Put - OTC 30-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	3.500%	11/05/2012	EUR	8,300	374	0

								$7,461	$6,687

(l)	Written options outstanding on September 30, 2012:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT 10-Year Note December Futures	$131.000	10/26/2012	4,280	$1,202	$(257)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$	227,100	$804	$(1,028)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		227,100	804	(62)
Call - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.625%	06/17/2013		2,582,300	1,840	(2,126)
Put - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.625%	06/17/2013		2,582,300	1,840	(227)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		33,000	59	(134)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		33,000	30	0
Call - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		12,900	30	(31)
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		12,900	34	(17)
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		76,400	186	(310)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		76,400	211	(28)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		56,600	159	(230)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		56,600	159	(21)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		59,400	701	(2,342)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		59,400	1,117	(33)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		51,700	123	(125)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		51,700	123	(69)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		297,000	3,519	(11,711)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		297,000	5,605	(163)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		375,400	7,058	(6,432)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		53,600	107	(217)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		53,600	177	(20)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		12,900	28	(31)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		12,900	33	(17)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	10/11/2012		82,300	58	(1)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		53,600	107	(217)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		53,600	177	(20)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		12,900	30	(31)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		12,900	34	(17)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		155,000	367	(628)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		155,000	471	(57)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		29,200	412	(1,151)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		29,200	485	(16)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		210,000	232	(851)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		210,000	357	0
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		75,000	177	(181)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	53

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	$	75,000	$177	$(100)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		59,300	115	(240)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		26,300	87	(10)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		33,000	31	0
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		12,900	28	(31)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		12,900	33	(17)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	2.800%	11/05/2012	EUR	37,000	427	0
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.200%	10/11/2012	$	38,900	35	(111)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		38,900	159	0
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.150%	11/19/2012		41,500	66	(136)
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		41,500	98	(41)
Call - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		29,200	26	(83)
Put - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		29,200	121	0
Call - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		44,000	77	(125)
Put - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		44,000	128	0
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	19,800	139	0

								$29,401	$(29,438)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$27,900	$240	$(40)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	21,200	273	(32)

						$513	$(72)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Premium
Balance at 03/31/2012	1,863	$7,824,300	EUR 56,800	$22,585
Sales	6,198	2,891,900	0	17,620
Closing Buys	(3,781)	(1,128,000)	0	(8,084)
Expirations	0	0	0	0
Exercised	0	(632,600)	0	(1,005)

Balance at 09/30/2012	4,280	$8,955,600	EUR 56,800	$31,116

(m)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	81,002	$	83,527	RBC	$0	$(437)	$(437)
10/2012	BRL	33,273		16,111	MSC	0	(302)	(302)
10/2012		50,899		25,085	UAG	0	(23)	(23)
10/2012	CNY	500,103		79,511	BRC	45	0	45
10/2012		160,890		25,599	DUB	34	0	34
10/2012	EUR	22,438		28,409	BPS	27	(452)	(425)
10/2012		50,441		63,187	BRC	0	(1,632)	(1,632)
10/2012		103,745		131,449	CBK	82	(1,950)	(1,868)
10/2012		55,462		69,704	JPM	0	(1,567)	(1,567)
10/2012		220,299		284,161	RYL	1,066	0	1,066
10/2012		136,155		174,240	UAG	0	(726)	(726)
10/2012	GBP	26,414		41,684	DUB	0	(969)	(969)
10/2012		26,986		42,635	FBF	0	(942)	(942)
10/2012	INR	12,175		210	HUS	0	(21)	(21)
10/2012	$	18,560	BRL	37,821	DUB	96	0	96
10/2012		3,086		6,291	JPM	17	0	17
10/2012		19,620		40,061	UAG	142	0	142
10/2012		7,892	CNY	50,121	BRC	72	0	72
10/2012		25,334		160,890	DUB	231	0	231
10/2012		38,213		242,923	GST	387	0	387
10/2012		23,192		147,059	HUS	176	0	176
10/2012		9,424		60,000	RYL	110	0	110
10/2012		205,914	EUR	160,244	BOA	8	0	8
10/2012		173,852		135,083	BPS	0	(264)	(264)
10/2012		188,487		145,460	CBK	0	(1,564)	(1,564)
10/2012		190,708		147,753	JPM	0	(838)	(838)

54	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	$	10,488	GBP	6,527	BPS	$52	$0	$52
10/2012		75,896		46,873	HUS	0	(206)	(206)
10/2012		219	INR	12,175	HUS	12	0	12
10/2012		17,349	PHP	759,023	CBK	815	0	815
10/2012		380		15,937	UAG	1	0	1
10/2012		9,150	SGD	11,538	DUB	252	0	252
10/2012		9,185		11,538	JPM	216	0	216
10/2012		18,337		23,076	RYL	466	0	466
11/2012	EUR	160,244	$	205,981	BOA	0	(3)	(3)
11/2012		135,083		173,905	BPS	264	0	264
11/2012		145,460		188,542	CBK	1,562	0	1,562
11/2012		4,010		5,157	GLM	3	0	3
11/2012		1,302		1,675	HUS	2	0	2
11/2012		161,870		208,990	JPM	916	0	916
11/2012	GBP	46,873		75,887	HUS	204	0	204
11/2012	$	20,314	NOK	119,292	DUB	470	0	470
11/2012		19	TWD	570	BRC	0	0	0
12/2012	BRL	11,116	$	5,371	UAG	0	(71)	(71)
12/2012	$	25,000	BRL	51,238	BRC	84	0	84
12/2012		4,345		8,908	JPM	16	0	16
12/2012		52,565		107,339	UAG	97	(114)	(17)
12/2012		18,344	CAD	17,896	DUB	0	(173)	(173)
12/2012		1,017	JPY	79,513	UAG	2	0	2
12/2012		16,542	KRW	18,831,203	JPM	311	0	311
12/2012		130	MXN	1,768	CBK	7	0	7
12/2012		174		2,318	DUB	5	0	5
12/2012		9,635		130,497	HUS	441	0	441
12/2012		52		708	JPM	2	0	2
12/2012		2,664		35,673	MSC	91	0	91
12/2012		52		708	UAG	2	0	2
02/2013	CNY	163,248	$	25,807	BRC	156	(34)	122
02/2013		124,963		19,581	DUB	0	(81)	(81)
02/2013		147,059		23,123	HUS	0	(16)	(16)
02/2013		14,830		2,328	JPM	0	(6)	(6)
02/2013	$	25,900	CNY	163,248	BRC	0	(215)	(215)
02/2013		38,472		239,988	DUB	0	(713)	(713)
02/2013		2,140		13,651	JPM	8	0	8
08/2013	CNY	11,000	$	1,709	DUB	0	(10)	(10)
08/2013	$	1,756	CNY	11,000	DUB	0	(37)	(37)
08/2013		5,259		33,214	UAG	0	(68)	(68)
04/2014	CNY	60,000	$	9,179	RYL	0	(94)	(94)
04/2014	$	9,802	CNY	60,000	RYL	0	(530)	(530)
04/2016	CNY	13,651	$	2,014	JPM	0	(20)	(20)
04/2016	$	2,300	CNY	13,651	JPM	0	(266)	(266)

						$8,950	$(14,344)	$(5,394)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$273,166	$0	$273,166
Corporate Bonds & Notes
Banking & Finance	0	2,376,024	19,939	2,395,963
Industrials	8,546	1,474,658	138,253	1,621,457
Utilities	0	538,576	821	539,397
Convertible Bonds & Notes
Industrials	0	3,288	0	3,288
Municipal Bonds & Notes
California	0	50,992	0	50,992
Colorado	0	9,346	0	9,346
Louisiana	0	3,006	0	3,006
New York	0	13,535	0	13,535
Ohio	0	2,942	0	2,942
Texas	0	45,915	0	45,915
Washington	0	2,338	0	2,338
U.S. Government Agencies	0	835,412	0	835,412
U.S. Treasury Obligations	0	1,773,065	0	1,773,065

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Mortgage-Backed Securities	$0	$349,046	$0	$349,046
Asset-Backed Securities	0	138,923	22,090	161,013
Sovereign Issues	0	492,558	0	492,558
Convertible Preferred Securities
Banking & Finance	23,819	0	0	23,819
Utilities	2,907	0	0	2,907
Preferred Securities
Banking & Finance	1,859	15,226	0	17,085
Short-Term Instruments
Certificates of Deposit	0	98,005	0	98,005
Commercial Paper	19,478	0	0	19,478
Repurchase Agreements	0	30,464	0	30,464
U.S. Treasury Bills	0	1,121	0	1,121
PIMCO Short-Term Floating NAV Portfolios	262,255	0	0	262,255
Purchased Options
Interest Rate Contracts	0	6,687	0	6,687
	$318,864	$8,534,293	$181,103	$9,034,260

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	55

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Assets
Credit Contracts	$9	$58,256	$0	$58,265
Foreign Exchange Contracts	0	8,950	0	8,950
Interest Rate Contracts	10,610	41,265	0	51,875
	$10,619	$108,471	$0	$119,090

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Liabilities
Credit Contracts	$0	$(24,109)	$0	$(24,109)
Foreign Exchange Contracts	0	(14,344)	0	(14,344)
Interest Rate Contracts	0	(32,033)	(72)	(32,104)
	$0	$(70,486)	$(72)	$(70,558)

Totals	$329,483	$8,572,279	$181,031	$9,082,792

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$11,015	$15,272	$(2)	$(10)	$0	$648	$0	$(6,984)	$19,939	$619
Industrials	170,722	3,201	(25,477)	(178)	74	1,674	0	(11,763)	138,253	2,014
Utilities	955	0	(104)	(6)	0	(24)	0	0	821	(28)
Asset-Backed Securities	20,762	0	(43)	38	0	1,333	0	0	22,090	1,332

	$203,454	$18,473	$(25,626)	$(156)	$74	$3,631	$0	$(18,747)	$181,103	$3,937

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(82)	$0	$0	$0	$0	$10	$0	$0	$(72)	$10

Totals	$203,372	$18,473	$(25,626)	$(156)	$74	$3,641	$0	$(18,747)	$181,031	$3,947

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$19,939	Third Party Vendor	Broker Quote	63.00-110.17
Industrials	138,253	Third Party Vendor	Broker Quote	102.00-115.50
Utilities	183	Benchmark Pricing	Base Price	148.80
	638	Third Party Vendor	Broker Quote	91.00-106.62
Asset-Backed Securities	21,803	Benchmark Pricing	Base Price	97.77
	287	Third Party Vendor	Broker Quote	100.50

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(72)	Indicative Market Quotations	Broker Quote	0.14-0.15

Total	$181,031

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

56	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$6,687	$6,687
Variation margin receivable on financial derivative instruments (2)	0	32	0	0	431	463
Unrealized appreciation on foreign currency contracts	0	0	0	8,950	0	8,950
Unrealized appreciation on OTC swap agreements	0	50,176	0	0	41,265	91,441

	$0	$50,208	$0	$8,950	$48,383	$107,541

Liabilities:
Written options outstanding	$0	$0	$0	$0	$29,767	$29,767
Variation margin payable on financial derivative instruments (2)	0	361	0	0	1,209	1,570
Unrealized depreciation on foreign currency contracts	0	0	0	14,344	0	14,344
Unrealized depreciation on OTC swap agreements	0	14,277	0	0	1,783	16,060

	$0	$14,638	$0	$14,344	$32,759	$61,741

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on investments (purchased options)	$0	$0	$0	$515	$(3,301)	$(2,786)
Net realized gain (loss) on futures contracts	0	0	(193)	0	24,972	24,779
Net realized gain on written options	0	0	0	0	6,734	6,734
Net realized gain on swaps	0	1,684	0	0	54,529	56,213
Net realized gain on foreign currency transactions	0	0	0	17,799	0	17,799

	$0	$1,684	$(193)	$18,314	$82,934	$102,739

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$471	$510	$981
Net change in unrealized appreciation on futures contracts	0	0	0	0	2,210	2,210
Net change in unrealized (depreciation) on written options	0	0	0	0	(4,184)	(4,184)
Net change in unrealized appreciation (depreciation) on swaps	0	14,878	0	0	(6,307)	8,571
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(1,929)	0	(1,929)

	$0	$14,878	$0	$(1,458)	$(7,771)	$5,649

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $10,610 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(2,298) as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$2,022	$(1,820)	$202
BPS	1,127	(1,110)	17
BRC	2,134	(2,550)	(416)
CBK	6,625	(6,410)	215
DUB	11,144	(10,050)	1,094
FBF	(3,140)	3,421	281
GLM	2,823	(2,960)	(137)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	57

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

September 30, 2012 (Unaudited)

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
GST	$4,326	$(5,480)	$(1,154)
HUS	13,656	(14,100)	(444)
JPM	6,661	(5,660)	1,001
MSC	(211)	296	85
MYC	16,188	(16,330)	(142)
RBC	(437)	749	312
RYL	(2,215)	2,386	171
SOG	202	(260)	(58)
UAG	2,272	(1,410)	862

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

58	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Low Duration Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 1.1%
Biomet, Inc.
3.216% - 3.369% due 03/25/2015	$6,983	$6,994
Charter Communications, Inc.
3.470% due 09/06/2016	6,431	6,450
Community Health Systems, Inc.
2.466% - 2.673% due 07/25/2014	1,279	1,281
2.716% - 4.750% due 10/25/2016	8,442	8,413
CSC Holdings LLC
1.966% due 03/29/2016	20,000	19,975
DaVita, Inc.
4.000% due 08/24/2019	10,000	10,037
Dean Foods Co.
1.595% due 04/02/2014	4,987	4,970
HCA, Inc.
1.466% due 11/17/2012	922	923
2.466% due 11/17/2013	76,390	76,545
2.716% due 05/02/2016	24,375	24,314
3.466% due 05/01/2018	1,903	1,903
3.612% due 03/31/2017	9,300	9,331
Novelis, Inc.
4.000% due 03/10/2017	22,204	22,276
Springleaf Financial Funding Co.
5.500% due 05/10/2017	43,000	42,183
SunGard Data Systems, Inc.
1.966% - 1.977% due 02/28/2014	45	45
Vodafone Americas Finance
6.250% due 07/24/2016	13,509	13,982

Total Bank Loan Obligations (Cost $248,106)		249,622

CORPORATE BONDS & NOTES 17.8%

BANKING & FINANCE 13.5%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	19,100	19,657
Ally Financial, Inc.
2.618% due 12/01/2014	9,161	9,034
3.779% due 06/20/2014	1,300	1,336
4.500% due 02/11/2014	10,300	10,557
5.900% due 10/15/2019	18	18
6.000% due 02/15/2019	591	584
6.000% due 03/15/2019	2,865	2,819
6.050% due 08/15/2019	21	21
6.050% due 10/15/2019	951	935
6.100% due 09/15/2019	490	484
6.150% due 03/15/2016	531	523
6.250% due 12/15/2018	933	925
6.300% due 03/15/2016	185	182
6.400% due 12/15/2018	208	204
6.500% due 09/15/2016	210	206
6.500% due 10/15/2016	40	40
6.500% due 06/15/2018	1,215	1,208
6.500% due 11/15/2018	1,010	1,002
6.500% due 12/15/2018	843	834
6.600% due 05/15/2018	821	813
6.600% due 06/15/2019	38	38
6.650% due 04/15/2016	195	194
6.650% due 06/15/2018	97	97
6.650% due 10/15/2018	809	805
6.700% due 08/15/2016	100	99
6.700% due 06/15/2018	1,592	1,586
6.700% due 11/15/2018	562	560
6.750% due 12/01/2014	5,478	5,869
6.750% due 08/15/2016	2,172	2,150
6.750% due 09/15/2016	10	10
6.750% due 11/15/2016	25	25
6.750% due 03/15/2018	100	99

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.750% due 07/15/2018		$500	$499
6.750% due 09/15/2018		147	143
6.750% due 10/15/2018		50	50
6.750% due 11/15/2018		175	173
6.750% due 06/15/2019		75	75
6.800% due 09/15/2016		71	70
6.800% due 09/15/2018		824	823
6.800% due 10/15/2018		321	320
6.850% due 04/15/2016		389	386
6.875% due 08/15/2016		35	35
6.875% due 07/15/2018		835	823
6.900% due 07/15/2018		256	256
6.900% due 08/15/2018		156	156
7.000% due 07/15/2016		10	10
7.000% due 02/15/2018		506	503
7.000% due 03/15/2018		288	286
7.000% due 05/15/2018		1,141	1,125
7.000% due 08/15/2018		160	158
7.000% due 09/15/2018		956	947
7.050% due 03/15/2018		345	340
7.050% due 04/15/2018		374	373
7.150% due 09/15/2018		319	316
7.250% due 06/15/2016		178	176
7.250% due 01/15/2018		608	601
7.250% due 04/15/2018		100	100
7.250% due 08/15/2018		1,856	1,845
7.250% due 01/15/2025		3,495	3,448
7.300% due 01/15/2018		6,579	6,520
7.500% due 06/15/2016		117	116
7.500% due 12/15/2017		590	590
8.300% due 02/12/2015		5,000	5,550
American Express Bank FSB
5.500% due 04/16/2013		31,600	32,465
5.550% due 10/17/2012		8,500	8,517
American Express Credit Corp.
5.875% due 05/02/2013		6,100	6,292
7.300% due 08/20/2013		14,300	15,154
American International Group, Inc.
4.250% due 05/15/2013		7,815	7,981
4.900% due 06/02/2014	CAD	500	529
5.050% due 10/01/2015		$36,300	39,807
5.600% due 10/18/2016		1,900	2,167
6.765% due 11/15/2017	GBP	27,880	51,867
ANZ National International Ltd.
6.200% due 07/19/2013		$61,100	63,560
AvalonBay Communities, Inc.
6.125% due 11/01/2012		37	37
Banco Bradesco S.A.
2.537% due 05/16/2014		90,600	91,273
Banco do Brasil S.A.
4.500% due 01/22/2015		5,500	5,802
Banco Santander Brasil S.A.
4.625% due 02/13/2017		4,100	4,244
Banco Santander Chile
2.875% due 11/13/2012		600	601
3.750% due 09/22/2015		45,200	46,920
Bank of America Corp.
0.715% due 10/14/2016		37,400	35,641
0.765% due 08/15/2016		12,300	11,360
1.867% due 01/30/2014		5,500	5,541
4.000% due 03/28/2018	EUR	1,250	1,410
6.500% due 08/01/2016		$15,575	18,031
7.375% due 05/15/2014		27,100	29,678
Bank of America N.A.
0.669% due 06/15/2016		2,300	2,171
Bank of Montreal
1.300% due 10/31/2014		18,700	19,057
1.950% due 01/30/2018		70,000	73,451

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		$20,200	$21,392
Barclays Bank PLC
1.947% due 01/28/2015		13,000	12,911
BBVA Bancomer S.A.
4.500% due 03/10/2016		10,050	10,653
7.250% due 04/22/2020		3,300	3,589
Bear Stearns Cos. LLC
0.825% due 11/21/2016		10,000	9,747
BNP Paribas S.A.
0.860% due 04/08/2013		10,500	10,482
1.358% due 01/10/2014		25,700	25,717
BPCE S.A.
2.189% due 02/07/2014		3,700	3,728
2.375% due 10/04/2013		10,500	10,552
Caledonia Generating LLC
1.950% due 02/28/2022		23,317	23,713
Capital One Capital
10.250% due 08/15/2039		38,750	39,912
CIT Group, Inc.
4.750% due 02/15/2015		7,800	8,151
Citigroup, Inc.
0.678% due 06/09/2016		3,100	2,868
1.285% due 02/15/2013		13,500	13,528
1.906% due 01/13/2014		34,800	35,097
2.438% due 08/13/2013		4,300	4,358
3.625% due 11/30/2017	EUR	1,900	2,211
4.587% due 12/15/2015		$7,135	7,747
4.750% due 05/19/2015		1,200	1,293
4.750% due 02/10/2019	EUR	100	119
5.300% due 10/17/2012		$3,000	3,006
5.500% due 04/11/2013		66,760	68,404
5.850% due 07/02/2013		4,100	4,249
6.000% due 12/13/2013		580	615
6.010% due 01/15/2015		4,900	5,373
6.500% due 08/19/2013		11,700	12,284
CNA Financial Corp.
5.850% due 12/15/2014		38,500	41,794
Columbus International, Inc.
11.500% due 11/20/2014		5,000	5,600
Credit Agricole S.A.
1.903% due 01/21/2014		25,000	25,088
Credit Suisse
5.000% due 05/15/2013		9,745	10,007
Dexia Credit Local S.A.
2.750% due 01/10/2014		3,500	3,532
2.750% due 04/29/2014		40,900	41,533
Eksportfinans ASA
2.000% due 09/15/2015		11,300	10,573
2.375% due 05/25/2016		2,700	2,500
3.000% due 11/17/2014		6,000	5,898
5.500% due 06/26/2017		30,500	31,149
Export-Import Bank of India
2.512% due 03/30/2016		1,500	1,457
Export-Import Bank of Korea
2.176% due 03/21/2015		5,200	5,190
4.125% due 09/09/2015		2,000	2,164
5.875% due 01/14/2015		3,100	3,421
8.125% due 01/21/2014		107,200	116,959
First Horizon National Corp.
5.375% due 12/15/2015		15,600	17,080
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		20,000	20,410
7.000% due 10/01/2013		12,300	13,032
7.000% due 04/15/2015		12,300	13,807
8.000% due 06/01/2014		800	884
8.000% due 12/15/2016		3,600	4,313

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	59

Schedule of Investments PIMCO Low Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.700% due 10/01/2014		$6,900	$7,850
12.000% due 05/15/2015		5,000	6,237
Fragata Leasing LLC
1.732% due 09/18/2024		10,500	10,524
GATX Financial Corp.
5.800% due 03/01/2016		1,200	1,315
General Electric Capital Corp.
0.509% due 06/20/2014		10,000	9,777
0.529% due 12/28/2018		800	692
1.189% due 12/20/2017		7,900	7,515
Goldman Sachs Group, Inc.
0.668% due 05/23/2016	EUR	2,000	2,420
0.823% due 03/22/2016		$18,000	17,315
1.439% due 02/07/2014		26,000	25,995
HBOS PLC
1.112% due 09/06/2017		28,300	23,093
HCP, Inc.
5.650% due 12/15/2013		725	765
Hospitality Properties Trust
6.300% due 06/15/2016		7,500	8,182
HSBC Bank PLC
2.000% due 01/19/2014		1,200	1,212
HSBC USA Capital Trust
8.380% due 05/15/2027		700	707
HSBC USA, Inc.
2.375% due 02/13/2015		12,600	12,978
Industrial Bank of Korea
2.375% due 07/17/2017		39,200	39,953
3.750% due 09/29/2016		59,200	63,668
ING Bank NV
1.439% due 03/15/2013		17,800	17,860
1.808% due 06/09/2014		19,200	19,275
3.900% due 03/19/2014		22,700	23,788
International Lease Finance Corp.
5.625% due 09/20/2013		7,330	7,587
5.875% due 05/01/2013		2,000	2,055
8.625% due 09/15/2015		2,000	2,285
Intesa Sanpaolo SpA
2.831% due 02/24/2014		30,500	30,055
IPIC GMTN Ltd.
4.875% due 05/14/2016	EUR	1,700	2,412
John Deere Capital Corp.
0.605% due 07/15/2013		$1,200	1,202
JPMorgan Chase & Co.
0.475% due 09/26/2013	EUR	7,100	9,137
1.112% due 09/30/2013		$6,600	6,638
JPMorgan Chase Capital
1.393% due 01/15/2087		11,100	7,789
KFW
1.875% due 01/14/2013		460	462
Korea Development Bank
0.714% due 11/23/2012		2,200	2,198
3.250% due 03/09/2016		74,100	78,140
4.000% due 09/09/2016		10,000	10,900
4.375% due 08/10/2015		2,000	2,172
5.300% due 01/17/2013		3,000	3,039
8.000% due 01/23/2014		16,900	18,418
Korea Finance Corp.
3.250% due 09/20/2016		8,000	8,480
Loews Corp.
5.250% due 03/15/2016		7,000	7,896
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		2,184	2,446
Merrill Lynch & Co., Inc.
0.590% due 05/30/2014	EUR	10,000	12,646
0.675% due 01/31/2014		10,000	12,701
0.908% due 07/22/2014		9,500	12,021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.149% due 09/15/2026		$10,600	$7,838
5.450% due 02/05/2013		27,400	27,821
8.950% due 05/18/2017		180	209
Metropolitan Life Global Funding
5.125% due 04/10/2013		21,100	21,611
Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	102
Morgan Stanley
0.917% due 01/16/2017	EUR	2,900	3,381
0.935% due 10/15/2015		$8,800	8,391
1.427% due 04/29/2013		7,600	7,610
2.052% due 01/24/2014		7,800	7,829
2.937% due 05/14/2013		26,400	26,664
5.750% due 10/18/2016		7,600	8,365
6.250% due 08/28/2017		33,700	38,280
National Australia Bank Ltd.
5.350% due 06/12/2013		17,200	17,757
National Bank of Canada
1.500% due 06/26/2015		7,500	7,614
National City Bank
0.739% due 12/15/2016		8,090	7,786
0.780% due 06/07/2017		12,450	11,915
Nationwide Building Society
4.650% due 02/25/2015		2,600	2,752
Nationwide Life Global Funding
5.450% due 10/02/2012		700	700
New York Life Global Funding
4.650% due 05/09/2013		2,000	2,052
Pacific Life Global Funding
5.150% due 04/15/2013		100,278	102,791
PNC Preferred Funding Trust
2.039% due 03/15/2017 (d)		11,300	9,379
Preferred Term Securities Ltd.
0.939% due 03/24/2034		1,510	951
Pricoa Global Funding
0.564% due 09/27/2013		15,470	15,426
Principal Life Income Funding Trusts
5.300% due 04/24/2013		3,200	3,288
Prudential Covered Trust
2.997% due 09/30/2015		38,800	40,339
Qatari Diar Finance QSC
3.500% due 07/21/2015		65,300	69,055
5.000% due 07/21/2020		1,000	1,148
QNB Finance Ltd.
3.125% due 11/16/2015		2,000	2,083
3.375% due 02/22/2017		8,000	8,420
Regions Financial Corp.
7.750% due 11/10/2014		10,300	11,484
Royal Bank of Scotland Group PLC
1.235% due 10/14/2016		4,700	3,997
4.875% due 08/25/2014		51,400	54,641
5.000% due 05/17/2015		29,867	30,480
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		500	541
SLM Corp.
0.582% due 06/17/2013	EUR	8,000	10,127
0.751% due 01/27/2014		$3,000	2,914
5.000% due 10/01/2013		445	463
5.000% due 04/15/2015		20,735	22,006
5.050% due 11/14/2014		12,200	12,938
5.375% due 01/15/2013		15,425	15,659
5.375% due 05/15/2014		19,000	20,083
6.250% due 01/25/2016		46,100	50,249
SLM Corp. CPI Linked Bond
3.864% due 06/15/2013		2,000	2,006
3.992% due 11/01/2013		2,946	2,963

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Student Loan Trust
0.802% due 12/15/2033	EUR	949	$1,046
Sparebank Boligkreditt A/S
1.250% due 10/25/2014		$61,800	62,224
Springleaf Finance Corp.
3.250% due 01/16/2013	EUR	6,000	7,652
4.125% due 11/29/2013		20,500	25,659
5.375% due 10/01/2012		$15,484	15,484
5.850% due 06/01/2013		2,515	2,515
6.900% due 12/15/2017		1,125	962
Standard Chartered PLC
1.388% due 05/12/2014		9,300	9,305
State Street Capital Trust
5.379% due 10/04/2012 (d)		7,796	7,802
Tagua Leasing LLC
1.732% due 09/18/2024		20,500	20,546
Tayarra Ltd.
3.628% due 02/15/2022		21,184	23,355
TECO Finance, Inc.
6.750% due 05/01/2015		6,000	6,788
Tortola Leasing LLC
1.732% due 09/18/2024		19,000	19,062
UBS AG
1.447% due 01/28/2014		24,600	24,708
2.250% due 08/12/2013		26,400	26,748
USB Capital
3.500% due 10/29/2012 (d)		4,000	3,433
Wachovia Capital Trust
5.570% due 10/29/2012 (d)		19,100	18,957
Wachovia Corp.
0.659% due 06/15/2017		1,100	1,075
0.825% due 10/15/2016		46,970	45,493
5.500% due 05/01/2013		15,775	16,243
Waha Aerospace BV
3.925% due 07/28/2020		64,880	69,908
WCI Finance LLC
5.400% due 10/01/2012		3,500	3,500
Wells Fargo & Co.
1.500% due 07/01/2015		10,000	10,175
Westpac Banking Corp.
2.250% due 11/19/2012		1,000	1,003
3.585% due 08/14/2014		1,800	1,894

			3,050,818

INDUSTRIALS 2.9%
American Airlines, Inc.
10.500% due 10/15/2012^		9,500	10,521
Amgen, Inc.
1.875% due 11/15/2014		5,000	5,136
2.125% due 05/15/2017		500	517
AutoZone, Inc.
5.750% due 01/15/2015		12,900	14,260
Barry Callebaut Services NV
6.000% due 07/13/2017	EUR	1,250	1,885
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		$3,693	3,842
Canadian Natural Resources Ltd.
5.450% due 10/01/2012		2,000	2,000
Caterpillar, Inc.
0.605% due 05/21/2013		37,850	37,920
Colorado Interstate Gas Co. LLC
5.950% due 03/15/2015		4,260	4,649
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		7,752	8,029
Comcast Corp.
5.850% due 11/15/2015		2,100	2,415

60	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Computer Sciences Corp.
5.500% due 03/15/2013		$3,000	$3,067
Continental Airlines, Inc.
6.750% due 09/15/2015		3,250	3,425
COX Communications, Inc.
4.625% due 06/01/2013		5,000	5,139
5.450% due 12/15/2014		2,600	2,861
CSX Corp.
7.900% due 05/01/2017		17,000	21,681
Daimler Finance North America LLC
1.599% due 09/13/2013		1,400	1,410
6.500% due 11/15/2013		23,900	25,450
Delta Air Lines, Inc.
9.500% due 09/15/2014		2,032	2,139
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019		1,000	1,030
Deutsche Telekom International Finance BV
5.250% due 07/22/2013		4,000	4,148
DISH DBS Corp.
6.625% due 10/01/2014		1,600	1,740
Dow Chemical Co.
6.000% due 10/01/2012		23,025	23,025
Energy Transfer Partners LP
6.000% due 07/01/2013		1,090	1,129
Enterprise Products Operating LLC
5.650% due 04/01/2013		1,000	1,023
EOG Resources, Inc.
1.192% due 02/03/2014		94,500	95,337
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		25,300	26,569
Fresenius Finance BV
5.500% due 01/31/2016	EUR	2,300	3,089
Fresenius U.S. Finance, Inc.
8.750% due 07/15/2015		500	755
General Mills, Inc.
0.787% due 05/16/2014		$10,000	10,038
Gerdau Holdings, Inc.
7.000% due 01/20/2020		2,000	2,320
GTL Trade Finance, Inc.
7.250% due 10/20/2017		2,000	2,335
HCA, Inc.
6.500% due 02/15/2020		7,500	8,362
9.875% due 02/15/2017		8,369	9,039
Hewlett-Packard Co.
0.711% due 05/24/2013		500	500
0.823% due 05/30/2014		4,600	4,564
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		29,500	30,116
Intuit, Inc.
5.750% due 03/15/2017		17,000	19,763
Kraft Foods, Inc.
2.625% due 05/08/2013		21,900	22,159
5.250% due 10/01/2013		3,575	3,732
6.000% due 02/11/2013		18,492	18,843
Lennar Corp.
5.500% due 09/01/2014		8,800	9,284
Masco Corp.
5.850% due 03/15/2017		3,000	3,261
MGM Resorts International
9.000% due 03/15/2020		17,200	19,285
10.375% due 05/15/2014		6,200	7,006
11.125% due 11/15/2017		5,004	5,548
13.000% due 11/15/2013		2,600	2,945
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		3,592	3,682

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Olin Corp.
6.750% due 06/15/2016		$15,000	$16,406
PACCAR, Inc.
6.875% due 02/15/2014		19,900	21,579
Pearson Dollar Finance PLC
5.500% due 05/06/2013		4,200	4,315
Pemex Project Funding Master Trust
5.750% due 03/01/2018		500	588
7.500% due 12/18/2013	GBP	500	867
Petrobras International Finance Co.
3.875% due 01/27/2016		$8,700	9,248
Rockies Express Pipeline LLC
6.250% due 07/15/2013		3,500	3,588
RZD Capital Ltd.
7.487% due 03/25/2031	GBP	2,800	5,115
SABIC Capital BV
3.000% due 11/02/2015		$2,300	2,373
SABMiller PLC
5.700% due 01/15/2014		3,000	3,180
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		59,600	61,961
Steel Dynamics, Inc.
7.375% due 11/01/2012		3,700	3,718
Telefonica Emisiones S.A.U.
0.772% due 02/04/2013		5,095	5,078
Telesat LLC
12.500% due 11/01/2017		4,200	4,693
Total Capital Canada Ltd.
0.528% due 05/13/2013		3,000	3,004
Tyco Electronics Group S.A.
6.000% due 10/01/2012		10,972	10,972
UAL Pass-Through Trust
10.400% due 05/01/2018		1,238	1,426
Union Pacific Corp.
5.450% due 01/31/2013		948	964
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020		1,000	890
Vivendi S.A.
2.400% due 04/10/2015		2,100	2,129
Volkswagen International Finance NV
0.970% due 04/01/2014		2,900	2,912
Wynn Las Vegas LLC
7.875% due 11/01/2017		1,400	1,533

			663,512

UTILITIES 1.4%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		2,100	2,289
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		1,700	1,807
7.700% due 08/07/2013		89,600	94,234
8.700% due 08/07/2018		100	130
Arizona Public Service Co.
5.800% due 06/30/2014		1,265	1,376
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		2,700	3,231
Dominion Resources, Inc.
5.000% due 03/15/2013		12,610	12,868
Duke Energy Corp.
3.950% due 09/15/2014		2,100	2,227
5.650% due 06/15/2013		1,000	1,036
Gazprom OAO Via Gaz Capital S.A.
7.510% due 07/31/2013		44,800	47,208
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		20,500	21,229

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	$1,900	$2,126
10.500% due 03/25/2014	8,000	8,960
Kinder Morgan Kansas, Inc.
5.150% due 03/01/2015	775	827
Majapahit Holding BV
8.000% due 08/07/2019	5,000	6,338
NRG Energy, Inc.
8.250% due 09/01/2020	4,000	4,380
PSEG Power LLC
5.000% due 04/01/2014	2,000	2,121
Public Service Electric & Gas Co.
5.375% due 09/01/2013	5,000	5,223
Qtel International Finance Ltd.
3.375% due 10/14/2016	21,600	22,658
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014	3,000	3,256
5.832% due 09/30/2016	8,995	9,850
Shell International Finance BV
3.100% due 06/28/2015	58,100	62,146
Virginia Electric and Power Co.
4.750% due 03/01/2013	1,000	1,018
Vodafone Group PLC
5.000% due 12/16/2013	5,400	5,694

		322,232

Total Corporate Bonds & Notes (Cost $3,896,931)		4,036,562

CONVERTIBLE BONDS & NOTES 0.1%

INDUSTRIALS 0.1%
Bristol-Myers Squibb Co.
0.820% due 09/15/2023	18,950	18,972
Transocean, Inc.
1.500% due 12/15/2037	3,300	3,287

Total Convertible Bonds & Notes (Cost $20,084)		22,259

MUNICIPAL BONDS & NOTES 0.4%

DISTRICT OF COLUMBIA 0.1%
District of Columbia Revenue Bonds, (BHAC/CR/NPFGC Insured), Series 2007
5.000% due 10/01/2037	13,460	15,003

FLORIDA 0.1%
Broward County, Florida Airport System Revenue Notes, Series 2012
5.000% due 10/01/2016	600	697
Tallahassee, Florida Revenue Bonds, Series 2007
5.000% due 10/01/2037	14,500	16,374

		17,071

LOUISIANA 0.1%
Louisiana State Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
3.000% due 05/01/2043	36,500	36,576

MINNESOTA 0.0%
Tobacco Securitization Authority, Minnesota Revenue Notes, Series 2011
2.643% due 03/01/2014	5,000	5,086
3.093% due 03/01/2015	7,000	7,278

		12,364

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	61

Schedule of Investments PIMCO Low Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.389% due 06/15/2013	$13,400	$13,415

Total Municipal Bonds & Notes (Cost $93,761)		94,429

U.S. GOVERNMENT AGENCIES 58.2%
Fannie Mae
0.277% due 12/25/2036	3,056	3,035
0.337% due 06/25/2034	646	637
0.417% due 10/27/2037	107,500	106,983
0.567% due 03/25/2044	415	403
0.577% due 03/25/2037	1,066	1,072
0.597% due 07/25/2037	15,045	15,136
0.617% due 05/25/2031 - 09/25/2035	1,305	1,302
0.687% due 07/25/2037 - 12/25/2040	17,809	17,913
0.717% due 05/25/2039	16,617	16,684
0.817% due 05/25/2030	161	161
0.819% due 04/25/2022	7	7
0.867% due 05/25/2030	254	255
0.875% due 08/28/2017	4,600	4,629
0.917% due 10/25/2037	22,553	22,823
0.947% due 06/25/2040	4,015	4,050
0.957% due 03/25/2040	85,292	86,444
0.967% due 03/25/2038 - 01/25/2040	50,420	51,135
0.976% due 11/01/2021	4,400	4,442
1.067% due 02/25/2040	12,855	13,006
1.117% due 07/25/2039	13,091	13,262
1.125% due 04/27/2017	22,100	22,534
1.348% due 07/01/2042 - 07/01/2044	1,629	1,657
1.361% due 03/01/2035	763	782
1.375% due 01/01/2021	15	16
1.398% due 09/01/2041	113	116
1.548% due 10/01/2030 - 11/01/2039	1,046	1,085
1.640% due 11/01/2017	14	14
1.795% due 11/01/2018	2	2
1.872% due 07/01/2017	21	22
2.155% due 03/01/2035	6,508	6,866
2.184% due 10/01/2034	2,439	2,575
2.220% due 10/01/2035	3,553	3,798
2.224% due 11/01/2034	897	950
2.229% due 11/01/2027	30	31
2.253% due 08/01/2029	509	537
2.280% due 12/01/2033	223	233
2.300% due 01/01/2035 - 03/01/2035	6,269	6,639
2.301% due 06/01/2022	4	4
2.310% due 08/01/2022	1,300	1,337
2.360% due 08/01/2017	2	2
2.361% due 04/01/2024	77	82
2.368% due 07/01/2018	5	4
2.375% due 07/01/2017	15	15
2.419% due 02/01/2028	158	170
2.439% due 06/01/2017	5	4
2.474% due 01/01/2024	73	79
2.498% due 11/01/2017	13	14
2.500% due 03/01/2026 - 11/01/2027	485,036	509,715
2.573% due 07/01/2035	4,091	4,375
2.578% due 04/01/2034	824	882
2.585% due 11/01/2023	18	18

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.587% due 05/01/2035	$1,340	$1,427
2.596% due 09/01/2035	4,283	4,592
2.626% due 09/01/2035	201	215
2.638% due 05/01/2035	3,062	3,274
2.641% due 07/01/2035	3,841	4,126
2.714% due 10/01/2024	113	114
2.726% due 08/01/2035	5,684	6,107
2.744% due 03/01/2024	132	140
2.746% due 09/01/2032	913	979
2.758% due 06/01/2035	1,099	1,178
2.810% due 08/01/2035	1,521	1,635
3.000% due 10/01/2027 - 11/01/2042	489,502	518,070
3.095% due 12/01/2017	11	12
3.145% due 07/25/2017	211	209
3.192% due 06/01/2035	840	901
3.500% due 09/01/2013 - 11/01/2042	2,082,483	2,226,251
4.000% due 05/01/2013 - 11/01/2042	4,792,892	5,159,962
4.250% due 05/25/2033	3,328	3,641
4.398% due 02/01/2028	6	6
4.500% due 04/01/2013 - 11/01/2042	1,333,989	1,445,288
4.502% due 12/01/2036	150	159
4.509% due 01/01/2028	32	35
4.627% due 09/01/2034	136	148
5.000% due 02/13/2017 - 11/01/2042	713,703	782,866
5.170% due 04/01/2018	284	306
5.248% due 11/01/2035	101	110
5.375% due 06/12/2017	9,900	12,016
5.500% due 10/01/2017 - 11/01/2042	908,085	998,455
6.000% due 05/01/2016 - 07/01/2040	520,744	576,197
6.215% due 12/25/2042	2,630	3,048
6.284% due 02/25/2037 (a)	44,904	7,079
6.500% due 07/25/2023 - 03/01/2038	15,466	17,784
7.000% due 05/01/2026 - 04/01/2034	124	140
8.000% due 11/25/2023 - 11/01/2031	1,449	1,790
8.500% due 04/01/2025	89	110
8.800% due 01/25/2019	45	51
9.000% due 03/25/2021 - 04/25/2021	136	157
9.250% due 10/25/2018	2	2
9.500% due 03/25/2020 - 11/01/2025	383	457
10.000% due 08/01/2015 - 05/01/2022	1	1
10.500% due 07/01/2014 - 07/01/2021	1	0
11.000% due 11/01/2020	1	1
11.500% due 11/01/2019 - 02/01/2020	1	1
11.750% due 02/01/2016	2	2
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	53,987	56,889
Federal Housing Administration
7.430% due 10/01/2020 - 10/01/2023	2,049	2,022
Freddie Mac
0.371% due 07/15/2019 - 08/15/2019	21,178	21,215
0.477% due 08/25/2031	2,475	2,421

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.497% due 09/25/2031	$4,347	$4,023
0.521% due 05/15/2036	9,710	9,752
0.551% due 02/15/2037	780	784
0.561% due 02/15/2037	280	281
0.571% due 12/15/2030	693	694
0.621% due 06/15/2018	1,314	1,321
0.671% due 11/15/2030 - 12/15/2031	167	169
0.831% due 07/15/2037	669	676
0.921% due 08/15/2037	1,340	1,356
0.941% due 09/15/2037	15,123	15,308
1.000% due 06/29/2017 - 09/29/2017	32,700	33,123
1.071% due 12/15/2039	211	214
1.076% due 01/15/2038	18,289	18,532
1.200% due 10/15/2020	24	25
1.250% due 08/01/2019 - 03/15/2021	2,014	2,024
1.511% due 07/25/2044	745	762
1.625% due 01/01/2017 - 03/01/2017	12	13
1.750% due 05/30/2019	400	415
2.006% due 02/01/2020	89	90
2.200% due 10/01/2027	17	18
2.250% due 11/01/2022	163	170
2.331% due 06/01/2024	32	35
2.365% due 10/01/2023 - 11/01/2023	60	62
2.375% due 02/01/2023	1	1
2.384% due 12/01/2022	28	29
2.451% due 09/01/2023	7	7
2.467% due 10/01/2035	4,751	5,097
2.482% due 07/01/2027	48	52
2.560% due 01/01/2024	46	47
2.720% due 03/01/2035	3,680	3,943
2.734% due 04/01/2035	2,608	2,792
2.759% due 08/01/2035	9,467	10,160
2.825% due 07/01/2035	63	68
2.850% due 04/01/2035	4,777	5,119
2.863% due 03/01/2035	1,743	1,870
2.876% due 04/01/2035	845	906
2.984% due 04/01/2035	1,441	1,547
3.011% due 03/01/2035	613	658
3.088% due 02/01/2037	92	98
3.190% due 08/15/2032	364	380
3.750% due 03/27/2019	2,100	2,452
4.000% due 01/15/2024 (a)	1,245	151
4.000% due 10/01/2042	21,000	22,578
4.500% due 09/15/2018 - 10/01/2042	52,222	56,476
5.000% due 04/01/2013 - 10/01/2042	35,717	39,024
5.500% due 11/01/2013 - 01/01/2039	26,420	29,354
5.923% due 05/01/2037	222	241
6.000% due 02/01/2016 - 10/01/2035	2,957	3,171
6.249% due 07/15/2036 (a)	6,844	1,332
6.500% due 02/15/2014 - 07/25/2043	30,893	35,448
6.929% due 08/15/2036 (a)	29,969	4,859
7.000% due 01/01/2030 - 04/01/2032	37	43
7.500% due 07/15/2030	282	335
8.000% due 04/15/2021 - 12/01/2024	109	119
8.500% due 06/01/2022 - 11/01/2025	385	468

62	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.000% due 12/15/2020 - 08/01/2022	$139	$161
9.500% due 08/01/2016 - 09/01/2021	58	65
10.000% due 11/01/2016 - 05/15/2020	16	18
Ginnie Mae
0.771% due 12/16/2025	75	76
1.625% due 03/20/2017 - 07/20/2034	8,558	8,908
1.750% due 05/20/2022 - 05/20/2030	1,399	1,456
2.000% due 09/20/2024 - 02/20/2041	35,146	35,905
2.500% due 11/20/2026	6	6
3.000% due 04/20/2016	2	2
4.000% due 03/20/2019	13	14
5.000% due 06/20/2032	29	31
5.500% due 10/17/2022	50	55
6.500% due 01/15/2028	3	4
7.000% due 06/15/2024 - 06/15/2027	5	6
7.500% due 03/15/2022 - 09/15/2031	61	69
8.000% due 05/15/2016 - 06/20/2031	859	925
8.500% due 12/15/2021 - 05/15/2030	4	4
9.000% due 03/15/2017 - 09/15/2030	165	181
9.500% due 10/15/2016 - 06/15/2025	14	13
10.000% due 10/15/2013 - 11/15/2020	1	1
10.500% due 11/15/2019 - 02/15/2021	1	1
13.000% due 10/15/2013	1	1
Small Business Administration
4.310% due 04/01/2029	22,800	25,313
5.110% due 04/01/2025	503	565
5.640% due 04/01/2026	11,903	13,736
Vendee Mortgage Trust
6.500% due 05/15/2029	25,588	30,902

Total U.S. Government Agencies (Cost $13,052,862)		13,226,616

U.S. TREASURY OBLIGATIONS 7.7%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (g)(h)(i)	784,728	832,118
0.125% due 01/15/2022 (h)	355,111	387,737
0.125% due 07/15/2022	294,012	321,599
0.625% due 07/15/2021 (h)	140,590	160,998
1.125% due 01/15/2021	3,875	4,591
1.250% due 07/15/2020	2,416	2,891
1.375% due 01/15/2020	14,622	17,507
2.000% due 01/15/2026	5,772	7,596
2.125% due 01/15/2019	427	524
2.375% due 01/15/2025	2,067	2,810
2.375% due 01/15/2027	1,335	1,846
U.S. Treasury Notes
1.750% due 05/15/2022 (h)(i)	1,700	1,725

Total U.S. Treasury Obligations (Cost $1,703,942)		1,741,942

MORTGAGE-BACKED SECURITIES 4.9%
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034	1,240	1,263

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American Home Mortgage Assets LLC
0.427% due 10/25/2046	$21,813	$12,735
American Home Mortgage Investment Trust
2.155% due 09/25/2045	274	244
2.709% due 02/25/2045	98	96
Banc of America Commercial Mortgage Trust
5.893% due 06/10/2049	3,400	3,922
Banc of America Funding Corp.
0.280% due 07/25/2037	21,467	18,032
0.459% due 05/20/2035	5,772	4,823
2.614% due 05/25/2035	1,060	1,103
2.634% due 02/20/2036	4,361	4,353
Banc of America Large Loan, Inc.
1.971% due 11/15/2015	9,164	9,176
Banc of America Mortgage Trust
3.003% due 02/25/2035	780	783
3.116% due 09/25/2035	15,604	13,600
3.120% due 05/25/2033	163	164
6.500% due 10/25/2031	1,392	1,471
BCRR Trust
5.858% due 07/17/2040	1,450	1,591
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035	537	527
2.497% due 08/25/2033	3,057	3,163
2.570% due 03/25/2035	1,744	1,766
2.638% due 04/25/2033	2,822	2,857
2.735% due 01/25/2035	2,588	2,302
2.812% due 01/25/2035	14	14
2.834% due 10/25/2036	3,220	2,371
2.857% due 11/25/2030	48	49
2.911% due 02/25/2033	488	447
2.931% due 01/25/2034	42	43
2.969% due 08/25/2035	49,785	44,889
2.974% due 08/25/2035^	7,755	6,077
2.986% due 08/25/2033	726	701
3.078% due 03/25/2035	994	1,003
5.252% due 03/25/2035	521	517
5.606% due 02/25/2033	279	283
Bear Stearns Alt-A Trust
2.682% due 04/25/2035	18,167	15,504
2.713% due 09/25/2034	1,283	1,150
2.890% due 05/25/2035	705	647
3.006% due 09/25/2035	5,488	4,461
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	1,500	1,648
5.471% due 01/12/2045	4,200	4,907
5.588% due 09/11/2042	336	336
Bear Stearns Structured Products, Inc.
2.840% due 01/26/2036	10,991	6,940
CC Mortgage Funding Corp.
0.497% due 01/25/2035	1,830	1,487
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035	158	157
2.570% due 10/25/2035	38	35
2.901% due 03/25/2034	2,358	2,346
2.989% due 03/25/2036	19,028	15,722
Countrywide Alternative Loan Trust
0.397% due 05/25/2047	9,231	6,345
0.497% due 02/25/2037	10,834	6,795
0.617% due 06/25/2036^	1,420	783
Countrywide Home Loan Mortgage Pass-Through Trust
0.507% due 04/25/2035	3,077	2,324
2.610% due 02/20/2036	19,332	14,620
5.000% due 08/25/2019	1,667	1,715
Credit Suisse First Boston Mortgage Securities Corp.
0.888% due 03/25/2032	1,149	1,004
2.761% due 10/25/2033	235	225

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.499% due 11/15/2037		$1,565	$1,590
4.902% due 06/25/2032		58	59
Credit Suisse Mortgage Capital Certificates
0.341% due 02/15/2022		7,256	7,060
5.383% due 02/15/2040		4,500	4,973
5.448% due 01/15/2049		2,300	2,326
5.855% due 03/15/2039		1,400	1,570
DLJ Acceptance Trust
11.000% due 08/01/2019		30	35
EMF-NL
1.236% due 04/17/2041	EUR	198	253
1.336% due 04/17/2041		3,000	1,789
1.486% due 07/17/2041		7,300	5,957
Extended Stay America Trust
2.951% due 11/05/2027		$15,066	15,153
First Horizon Alternative Mortgage Securities
2.564% due 09/25/2034		719	710
2.603% due 09/25/2035		1,451	1,221
First Horizon Mortgage Pass-Through Trust
2.616% due 02/25/2035		700	700
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		28	27
Granite Master Issuer PLC
0.299% due 12/20/2054	EUR	9,223	11,623
0.319% due 12/20/2054		32,550	41,021
0.319% due 12/20/2054		$10,530	10,315
0.359% due 12/20/2054		60,167	58,934
0.401% due 12/17/2054		4,045	3,962
0.419% due 12/20/2054		41,115	40,272
0.479% due 12/20/2054		8,440	8,267
0.628% due 12/20/2054	GBP	5,230	8,279
0.630% due 12/17/2054		2,964	4,691
0.838% due 12/20/2054		10,577	16,741
Granite Mortgages PLC
1.011% due 09/20/2044		1,364	2,161
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		$500	539
5.224% due 04/10/2037		54,273	60,369
5.444% due 03/10/2039		6,800	7,807
6.065% due 07/10/2038		300	349
GS Mortgage Securities Corp.
1.103% due 03/06/2020		8,132	8,131
1.260% due 03/06/2020		14,900	14,896
5.396% due 08/10/2038		9,197	9,859
GSR Mortgage Loan Trust
3.087% due 07/25/2035		2,550	2,096
5.148% due 11/25/2035		7,369	6,743
6.000% due 03/25/2032		143	150
Harborview Mortgage Loan Trust
3.077% due 07/19/2035		8,063	6,704
Holmes Master Issuer PLC
1.847% due 10/15/2054	EUR	16,200	21,084
Imperial Savings Association
7.034% due 02/25/2018		$9	10
Indymac Index Mortgage Loan Trust
0.427% due 05/25/2046		4,030	2,946
JPMorgan Chase Commercial Mortgage Securities Corp.
0.596% due 07/15/2019		865	839
5.050% due 12/12/2034		3,538	3,539
5.420% due 01/15/2049		2,285	2,646
5.718% due 03/18/2051		33,895	35,712
6.003% due 06/15/2049		27,445	31,943
JPMorgan Mortgage Trust
2.903% due 04/25/2037		1,548	1,106
3.001% due 07/25/2035		1,185	1,207
3.029% due 08/25/2035^		15,023	13,121
5.165% due 02/25/2036		1	1

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	63

Schedule of Investments PIMCO Low Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LB-UBS Commercial Mortgage Trust
4.559% due 09/15/2027		$433	$433
5.713% due 09/15/2045		15,797	16,520
5.866% due 09/15/2045		6,455	7,746
MASTR Adjustable Rate Mortgages Trust
2.624% due 11/21/2034		800	821
MASTR Asset Securitization Trust
5.500% due 09/25/2033		6,957	7,361
Merrill Lynch Floating Trust
0.766% due 07/09/2021		29,730	29,335
Merrill Lynch Mortgage Investors Trust
0.467% due 11/25/2035		1,370	1,255
Merrill Lynch Mortgage Trust
6.042% due 06/12/2050		1,945	2,123
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		9,400	10,737
Morgan Stanley Capital Trust
5.809% due 12/12/2049		18,825	22,499
Morgan Stanley Mortgage Loan Trust
0.477% due 04/25/2035		18,612	16,506
0.487% due 11/25/2035		4,579	4,202
0.537% due 01/25/2035		2,382	2,048
2.691% due 08/25/2034		1,331	1,314
Morgan Stanley Re-REMIC Trust
5.983% due 08/12/2045		11,900	13,526
MortgageIT Trust
0.537% due 02/25/2035		2,391	2,245
Newgate Funding PLC
0.852% due 12/15/2050	EUR	2,500	2,794
Opera Finance PLC
0.989% due 04/25/2017	GBP	8,906	13,872
Opteum Mortgage Acceptance Corp.
0.497% due 12/25/2035		$13,410	10,878
Paine Webber CMO Trust
8.950% due 07/01/2018		5	5
Permanent Master Issuer PLC
2.197% due 07/15/2042	EUR	3,600	4,749
Prime Mortgage Trust
0.617% due 02/25/2019		$121	119
0.617% due 02/25/2034		2,238	2,032
Resecuritization Mortgage Trust
0.467% due 04/26/2021		23	22
Residential Funding Mortgage Securities, Inc. Trust
5.250% due 01/25/2036		299	278
Royal Bank of Scotland Capital Funding Trust
5.331% due 02/16/2044		5,000	5,269
6.068% due 02/17/2051		10,000	10,309
Sears Mortgage Securities
12.000% due 02/25/2014		1	1
Silverstone Master Issuer PLC
2.003% due 01/21/2055		10,000	10,314
Sovereign Commercial Mortgage Securities Trust
6.026% due 07/22/2030		184	188
Structured Adjustable Rate Mortgage Loan Trust
2.778% due 02/25/2034		173	175
Structured Asset Mortgage Investments, Inc.
0.347% due 03/25/2037		206	136
0.497% due 02/25/2036		4,731	3,113
0.879% due 09/19/2032		4,047	3,878
0.879% due 10/19/2034		438	418
9.159% due 06/25/2029		307	322
Structured Asset Securities Corp.
2.603% due 01/25/2032		102	86
2.712% due 06/25/2033		428	425
Suntrust Adjustable Rate Mortgage Loan Trust
3.022% due 01/25/2037		6,215	5,471

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Thornburg Mortgage Securities Trust
2.480% due 12/25/2045		$14,363	$13,060
2.616% due 10/25/2045		19,709	17,937
Wachovia Bank Commercial Mortgage Trust
0.301% due 06/15/2020		33,970	32,580
0.311% due 09/15/2021		11,246	10,890
4.380% due 10/15/2041		698	698
5.421% due 04/15/2047		12,582	13,061
5.509% due 04/15/2047		6,200	7,148
5.572% due 10/15/2048		16,500	19,069
5.934% due 06/15/2049		761	793
WaMu Mortgage Pass-Through Certificates
0.477% due 11/25/2045		2,636	2,385
0.487% due 12/25/2045		8,356	7,631
0.507% due 10/25/2045		207	189
0.527% due 01/25/2045		243	234
0.620% due 11/25/2034		9,607	9,260
0.878% due 01/25/2047		6,805	5,600
1.148% due 08/25/2046		168	130
1.348% due 11/25/2042		1,208	1,127
1.548% due 06/25/2042		1,976	1,854
1.548% due 08/25/2042		1,737	1,621
2.344% due 02/27/2034		108	110
2.344% due 01/25/2047		4,547	4,012
2.465% due 01/25/2036		689	633
2.468% due 12/25/2035		195	195
2.574% due 03/25/2034		2,264	2,304
2.616% due 09/25/2046		149	129
Washington Mutual MSC Mortgage Pass-Through Certificates
2.257% due 02/25/2033		23	22
2.600% due 02/25/2033		121	121
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 02/25/2035		1,144	1,140
2.614% due 07/25/2036^		15,213	13,056
2.615% due 01/25/2035		4,400	4,379
2.615% due 03/25/2035		905	912
2.617% due 03/25/2036		19,776	18,868
2.667% due 04/25/2036		487	443
2.675% due 04/25/2036		3,113	2,774
4.681% due 12/25/2033		1,452	1,495
5.500% due 12/25/2035		614	620

Total Mortgage-Backed Securities (Cost $1,087,409)			1,121,007

ASSET-BACKED SECURITIES 3.6%
Academic Loan Funding Trust
1.017% due 12/27/2022		3,320	3,328
Access Group, Inc.
1.751% due 10/27/2025		655	659
Accredited Mortgage Loan Trust
0.460% due 09/25/2035		617	606
0.567% due 04/25/2035		9,336	9,070
American Money Management Corp. CLO Ltd.
0.652% due 05/03/2018		11,952	11,806
Ameriquest Mortgage Securities, Inc.
0.519% due 11/25/2034		6,826	6,518
0.687% due 01/25/2035		687	673
1.567% due 02/25/2033		2,792	2,530
Amortizing Residential Collateral Trust
0.757% due 06/25/2032		69	58
0.797% due 07/25/2032		744	622
Asset-Backed Securities Corp. Home Equity
0.447% due 05/25/2037		30,073	12,142
0.741% due 06/15/2031		4	4
AUTO ABS SRL
0.582% due 10/25/2020	EUR	1,515	1,940

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Babson CLO Ltd.
0.755% due 11/15/2016		$15,062	$14,957
0.759% due 06/15/2016		2,011	2,002
Bank of America Auto Trust
2.670% due 12/15/2016		3,072	3,104
Bear Stearns Asset-Backed Securities Trust
0.277% due 01/25/2037		489	473
0.297% due 10/25/2036		576	546
0.717% due 06/25/2035		7,232	6,909
0.897% due 09/25/2035		1,516	1,482
1.217% due 10/25/2037		20,981	16,190
1.217% due 11/25/2042		914	819
1.417% due 03/25/2043		4,466	3,674
BNC Mortgage Loan Trust
0.337% due 11/25/2036		1,873	1,822
Callidus Debt Partners CLO Fund Ltd.
0.715% due 04/17/2020		22,873	22,387
Carrington Mortgage Loan Trust
0.317% due 06/25/2037		560	535
Centurion CDO Ltd.
0.817% due 01/30/2016		347	344
Citibank Omni Master Trust
2.971% due 08/15/2018		28,800	30,162
Concord Real Estate CDO Ltd.
0.497% due 12/25/2046		14,454	13,007
Countrywide Asset-Backed Certificates
0.347% due 06/25/2047		6,458	6,332
0.397% due 09/25/2036		510	483
0.477% due 05/25/2036		2,586	2,505
0.557% due 04/25/2036		7,900	5,667
Credit Suisse First Boston Mortgage Securities Corp.
0.917% due 07/25/2032		12	9
Dryden Leveraged Loan CDO
0.684% due 05/22/2017		32,590	31,921
Educational Services of America, Inc.
1.367% due 09/25/2040		46,268	46,905
Equifirst Mortgage Loan Trust
0.457% due 01/25/2034		688	635
First Franklin Mortgage Loan Trust
0.497% due 10/25/2035		876	864
1.042% due 05/25/2034		5,492	4,549
Ford Credit Auto Owner Trust
2.980% due 08/15/2014		3,839	3,876
Franklin CLO Ltd.
0.649% due 06/15/2018		95,338	93,236
Fremont Home Loan Trust
0.277% due 01/25/2037		326	143
Galaxy CLO Ltd.
0.715% due 10/20/2017		10,414	10,309
Gallatin Funding Ltd.
0.685% due 08/15/2017		8,465	8,350
Glacier Funding CDO Ltd.
0.768% due 11/12/2042		67,426	64,384
Global Senior Loan Index Fund
1.340% due 12/11/2023	EUR	7,900	9,488
GSAMP Trust
0.287% due 12/25/2036		$2,613	1,081
0.767% due 03/25/2034		3,180	3,134
0.797% due 11/25/2034		4,600	3,787
Gulf Stream Compass CLO Ltd.
0.712% due 01/24/2020		17,427	17,132
Gulf Stream Sextant CLO Ltd.
0.665% due 08/21/2020		8,576	8,417
Harbourmaster CLO Ltd.
0.512% due 06/15/2020	EUR	7,663	9,586
HSBC Home Equity Loan Trust
0.369% due 03/20/2036		$1,153	1,127
0.489% due 01/20/2035		1,880	1,828

64	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSI Asset Securitization Corp. Trust
0.267% due 10/25/2036		$73	$28
Hyundai Capital Auto Funding Ltd.
1.220% due 09/20/2016		7,100	7,063
Landmark CDO Ltd.
0.718% due 06/01/2017		5,595	5,480
Leopard CLO BV
1.283% due 04/21/2020	EUR	10,534	13,133
Long Beach Mortgage Loan Trust
0.767% due 06/25/2035		$3,283	3,009
0.777% due 10/25/2034		597	497
Massachusetts Educational Financing Authority
1.401% due 04/25/2038		1,256	1,259
Merrill Lynch Mortgage Investors, Inc.
0.417% due 08/25/2036		16,100	15,304
Mid-State Trust
4.864% due 07/15/2038		383	396
Morgan Stanley Investment Management Croton Ltd.
0.715% due 01/15/2018		16,435	16,017
Morgan Stanley IXIS Real Estate Capital Trust
0.267% due 11/25/2036		24	10
Nautique Funding Ltd.
0.705% due 04/15/2020		14,434	13,811
Navigare Funding CLO Ltd.
0.694% due 05/20/2019		5,567	5,488
NYLIM Flatiron CLO Ltd.
0.785% due 10/20/2016		107	107
Octagon Investment Partners Ltd.
0.778% due 12/02/2016		324	322
Panhandle-Plains Higher Education Authority, Inc.
1.490% due 10/01/2035		228	231
RAAC Series
0.567% due 03/25/2034		1,072	1,064
Renaissance Home Equity Loan Trust
0.837% due 03/25/2034		3,378	2,962
0.917% due 08/25/2032		40	32
Residential Asset Securities Corp. Trust
0.667% due 09/25/2035		6,285	5,727
0.677% due 06/25/2031		3	2
1.012% due 01/25/2035		1,956	1,717
Saxon Asset Securities Trust
0.537% due 09/25/2047		7,400	4,634
Securitized Asset-Backed Receivables LLC
0.277% due 12/25/2036^		4,302	1,092
0.347% due 05/25/2037^		1,107	588
SLM Student Loan Trust
0.522% due 09/15/2021	EUR	3,039	3,850
0.601% due 01/25/2021		$4,167	4,163
0.621% due 04/27/2020		1,580	1,576
0.692% due 10/25/2023	EUR	500	594
0.951% due 10/25/2017		$8,988	9,032
1.271% due 06/15/2023		56,318	56,698
1.321% due 12/15/2021		19,645	19,789
1.589% due 12/15/2033		760	751
1.600% due 12/15/2016		100	100
1.871% due 12/15/2017		23,317	23,367
Soundview Home Loan Trust
0.277% due 11/25/2036		1,833	591
South Carolina Student Loan Corp.
0.968% due 03/01/2018		336	336
1.168% due 03/02/2020		900	904
1.418% due 09/03/2024		3,500	3,528
Specialty Underwriting & Residential Finance
0.277% due 01/25/2038		1,223	1,163
Structured Asset Securities Corp.
0.517% due 02/25/2035		2,043	2,007
0.797% due 01/25/2033		479	427

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.930% due 01/25/2035		$482	$484
Summit Lake CLO Ltd.
0.661% due 02/24/2018		14,495	14,273
Venture CDO Ltd.
0.685% due 01/20/2022		30,500	29,204
0.975% due 11/26/2014		1,570	1,570
Wells Fargo Home Equity Trust
0.307% due 04/25/2037		966	944
Wood Street CLO BV
1.222% due 11/22/2021	EUR	21,696	27,145

Total Asset-Backed Securities (Cost $805,542)			806,586

SOVEREIGN ISSUES 11.0%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		$1,000	1,205
Hydro-Quebec
1.375% due 06/19/2017		10,000	10,159
2.000% due 06/30/2016		157,600	165,235
Indonesia Government International Bond
7.500% due 01/15/2016		1,400	1,652
Italy Buoni Poliennali Del Tesoro
2.250% due 11/01/2013	EUR	62,100	80,114
2.500% due 03/01/2015		12,200	15,602
3.000% due 04/01/2014		2,900	3,776
3.500% due 06/01/2014		4,400	5,770
3.750% due 12/15/2013		200,000	262,386
3.750% due 08/01/2015		38,800	50,952
4.250% due 07/01/2014		41,100	54,556
4.250% due 08/01/2014		82,400	109,640
4.500% due 07/15/2015		116,300	155,594
4.750% due 05/01/2017		78,000	103,846
4.750% due 06/01/2017		54,600	72,524
5.250% due 08/01/2017		34,400	46,745
Italy Certificati Di Credito Del Tesoro
0.000% due 04/30/2013		6,100	7,760
0.000% due 01/31/2014		77,600	97,018
0.000% due 05/30/2014		160,000	197,670
Kommunalbanken A/S
1.375% due 06/08/2017		$80,000	81,623
Korea Housing Finance Corp.
4.125% due 12/15/2015		2,500	2,706
Mexico Government International Bond
2.500% due 12/10/2020 (c)	MXN	324,474	27,824
6.250% due 06/16/2016		551,000	44,904
Province of British Columbia
1.200% due 04/25/2017		$22,000	22,501
Province of Ontario
1.375% due 01/27/2014		33,100	33,565
1.600% due 09/21/2016		500	518
2.450% due 06/29/2022		20,000	20,350
3.000% due 07/16/2018		15,000	16,439
3.150% due 06/02/2022	CAD	148,400	157,115
3.200% due 09/08/2016		9,700	10,448
4.000% due 10/07/2019		$94,500	109,671
4.000% due 06/02/2021	CAD	116,850	132,544
4.200% due 03/08/2018		1,000	1,135
4.200% due 06/02/2020		2,300	2,640
4.300% due 03/08/2017		129,000	145,469
4.400% due 06/02/2019		2,600	3,010
4.400% due 04/14/2020		$25,000	29,728
Province of Quebec
2.750% due 08/25/2021		10,400	10,912
3.500% due 07/29/2020		20,000	22,403
4.250% due 12/01/2021	CAD	29,200	33,418
4.500% due 12/01/2017		6,400	7,323
4.500% due 12/01/2018		2,500	2,885

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Republic of Korea
4.875% due 09/22/2014		$2,400	$2,587
5.125% due 12/07/2016		3,900	4,532
5.750% due 04/16/2014		4,000	4,298
Russia Government International Bond
3.250% due 04/04/2017		14,600	15,400
Spain Government International Bond
3.750% due 10/31/2015	EUR	70,100	89,127
4.250% due 01/31/2014		19,100	24,828
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$1,400	1,505

Total Sovereign Issues (Cost $2,425,539)			2,503,612

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		428,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.6%

BANKING & FINANCE 0.6%
Citigroup, Inc.
6.150% due 12/15/2012		1,431,993	2,755
DG Funding Trust
2.829% due 10/29/2012 (d)		10,254	76,418
Farm Credit Bank
10.000% due 12/15/2020 (d)		38,600	45,210

Total Preferred Securities (Cost $151,174)			124,383

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 24.4%

CERTIFICATES OF DEPOSIT 3.3%
Abbey National Treasury Services PLC
1.572% due 04/25/2013		$100	100
1.758% due 06/10/2013		25,200	25,105
Banco do Brasil S.A.
0.000% due 06/28/2013		79,200	78,923
Bank of Nova Scotia
0.865% due 10/18/2012		65,500	65,520
Dexia Credit Local
1.400% due 09/20/2013		36,600	36,493
1.500% due 09/27/2013		32,100	32,033
1.700% due 09/06/2013		287,900	287,895
Intesa Sanpaolo SpA
2.375% due 12/21/2012		104,900	103,659
Itau Unibanco Holding S.A.
0.000% due 11/05/2012		70,400	70,291
0.000% due 11/06/2012		50,000	49,921
0.000% due 11/13/2012		700	699
Royal Bank of Scotland PLC
1.830% due 10/15/2012		6,100	6,101

			756,740

COMMERCIAL PAPER 1.4%
BP Capital Markets PLC
0.648% due 01/11/2013		500	500
Ford Motor Credit Co.
0.950% due 10/01/2012		8,150	8,150
1.050% due 10/22/2012		54,150	54,117

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	65

Schedule of Investments PIMCO Low Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.140% due 11/01/2012	$5,300	$5,295
1.280% due 01/22/2013	13,300	13,253
Santander Commercial Paper S.A
2.200% due 04/02/2013	186,100	184,030
Standard Chartered Bank
0.950% due 09/26/2013	55,100	54,651

		319,996

REPURCHASE AGREEMENTS 0.2%
Morgan Stanley & Co., Inc.
0.280% due 10/01/2012	44,200	44,200
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $44,799. Repurchase proceeds are $44,201.)
State Street Bank and Trust Co.
0.010% due 10/01/2012	11,303	11,303
(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 06/04/2015 valued at $11,534. Repurchase proceeds are $11,303.)

		55,503

SHORT-TERM NOTES 0.1%
Export-Import Bank of Korea
2.300% due 10/21/2012	2,700	2,700

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pacific Gas & Electric Co.
0.884% due 11/20/2012		$6,500	$6,505

			9,205

ITALY TREASURY BILLS 0.1%
1.379% due 02/28/2013	EUR	10,000	12,781

JAPAN TREASURY BILLS 0.0%
0.099% due 10/29/2012	JPY	390,000	4,997

MEXICO TREASURY BILLS 1.1%
4.322% due 11/22/2012 - 12/27/2012 (b)	MXN	3,077,100	237,203

SPAIN TREASURY BILLS 0.1%
2.643% due 09/20/2013	EUR	27,600	34,328

U.S. TREASURY BILLS 0.0%
0.133% due 03/14/2013 - 08/22/2013 (b)(g)		$7,930	7,924

	SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 18.1%
PIMCO Short-Term Floating NAV Portfolio	298,767,411	$2,994,546
PIMCO Short-Term Floating NAV Portfolio III	112,341,140	1,123,748

		4,118,294

Total Short-Term Instruments (Cost $5,554,574)		5,556,971

Total Investments 129.8% (Cost $29,039,924)		$29,483,989

Written Options (k) (0.0%) (Premiums $20,555)		(9,418)

Other Assets and Liabilities (Net) (29.8%)		(6,754,734)

Net Assets 100.0%		$22,719,837

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.
(e)	Affiliated to the Fund.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $129,391 at a weighted average interest rate of 0.041%.
(g)	Securities with an aggregate market value of $42,969 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	Securities with an aggregate market value of $11,420 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2014	292	$80
90-Day Euribor March Futures	Long	03/2015	27	8
90-Day Eurodollar December Futures	Long	12/2014	10,730	5,234
90-Day Eurodollar June Futures	Long	06/2015	7,582	2,398
90-Day Eurodollar March Futures	Long	03/2015	4,179	1,648

				$9,368

(i)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $11,830 and cash of $20 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.IG-18 5-Year Index	(1.000%	)	06/20/2017	$693,700	$(3,224)	$274

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$	147,500	$1,114	$1,118

66	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(j)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Credit Agricole S.A.	CBK	(1.000%	)	03/20/2014	1.326%	$	4,900	$22	$137	$(115)
Credit Agricole S.A.	MYC	(1.000%	)	03/20/2014	1.326%		5,600	25	164	(139)
Hospitality Properties Trust	BOA	(5.000%	)	06/20/2016	1.402%		7,500	(991)	(902)	(89)

								$(944)	$(601)	$(343)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	GST	5.000%	06/20/2014	1.802%	$	21,100	$1,180	$817	$363
Australia Government Bond	BOA	1.000%	06/20/2017	0.499%		9,800	232	121	111
Australia Government Bond	CBK	1.000%	06/20/2017	0.499%		9,800	232	111	121
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2016	0.939%		15,600	38	(203)	241
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	0.448%		20,000	115	0	115
Berkshire Hathaway Finance Corp.	DUB	1.000%	06/20/2017	1.139%		11,700	(71)	(254)	183
Berkshire Hathaway Finance Corp.	FBF	1.000%	09/20/2017	1.176%		15,100	(123)	(152)	29
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2017	1.176%		9,000	(73)	(99)	26
Berkshire Hathaway Finance Corp.	UAG	1.000%	09/20/2017	1.176%		15,100	(123)	(166)	43
Brazil Government International Bond	BOA	1.000%	09/20/2015	0.704%		1,800	17	(16)	33
Brazil Government International Bond	BPS	1.000%	06/20/2017	1.026%		5,700	(5)	(88)	83
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.704%		19,800	179	(158)	337
Brazil Government International Bond	BRC	1.000%	06/20/2016	0.837%		75,000	474	(118)	592
Brazil Government International Bond	BRC	1.000%	09/20/2016	0.877%		13,000	67	(122)	189
Brazil Government International Bond	BRC	1.000%	06/20/2017	1.026%		15,000	(14)	(239)	225
Brazil Government International Bond	CBK	1.000%	09/20/2015	0.704%		2,600	23	(41)	64
Brazil Government International Bond	CBK	1.000%	03/20/2016	0.791%		5,000	37	(22)	59
Brazil Government International Bond	CBK	1.000%	06/20/2016	0.837%		33,500	211	(57)	268
Brazil Government International Bond	DUB	1.000%	06/20/2016	0.837%		20,000	127	(48)	175
Brazil Government International Bond	DUB	1.000%	06/20/2017	1.026%		32,800	(29)	(520)	491
Brazil Government International Bond	FBF	1.000%	09/20/2015	0.704%		25,000	228	(205)	433
Brazil Government International Bond	GST	1.000%	06/20/2017	1.026%		20,000	(18)	(284)	266
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.704%		41,600	378	(339)	717
Brazil Government International Bond	HUS	1.000%	03/20/2016	0.791%		21,300	160	(101)	261
Brazil Government International Bond	HUS	1.000%	06/20/2016	0.837%		65,100	412	(94)	506
Brazil Government International Bond	HUS	1.000%	06/20/2017	1.026%		11,100	(9)	(185)	176
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.704%		6,000	54	(57)	111
Brazil Government International Bond	JPM	1.000%	06/20/2017	1.026%		20,800	(19)	(322)	303
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.704%		1,900	17	(18)	35
Caterpillar, Inc.	BRC	1.000%	09/20/2013	0.199%		10,000	82	93	(11)
Caterpillar, Inc.	GST	1.000%	06/20/2014	0.321%		43,600	526	505	21
China Government International Bond	BRC	1.000%	06/20/2017	0.778%		10,000	106	(137)	243
China Government International Bond	CBK	1.000%	06/20/2016	0.564%		17,400	286	174	112
China Government International Bond	FBF	1.000%	06/20/2017	0.778%		8,000	85	(108)	193
China Government International Bond	JPM	1.000%	06/20/2016	0.564%		35,500	584	364	220
China Government International Bond	UAG	1.000%	06/20/2016	0.564%		18,100	297	194	103
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2015	0.656%		36,300	412	18	394
Export-Import Bank of China	DUB	1.000%	12/20/2016	0.943%		27,100	72	(2,192)	2,264
Export-Import Bank of Korea	DUB	1.000%	12/20/2016	0.722%		12,000	142	(767)	909
France Government Bond	BRC	0.250%	06/20/2017	1.037%		38,800	(1,405)	(3,256)	1,851
France Government Bond	CBK	0.250%	12/20/2015	0.597%		7,500	(82)	(195)	113
France Government Bond	CBK	0.250%	09/20/2016	0.835%		28,800	(659)	(1,657)	998
France Government Bond	GST	0.250%	09/20/2016	0.835%		50,000	(1,145)	(1,749)	604
France Government Bond	HUS	0.250%	09/20/2016	0.835%		72,800	(1,667)	(2,786)	1,119
France Government Bond	HUS	0.250%	06/20/2017	1.037%		38,500	(1,394)	(3,214)	1,820
France Government Bond	HUS	0.250%	09/20/2017	1.098%		4,200	(171)	(280)	109
France Government Bond	JPM	0.250%	09/20/2016	0.835%		46,700	(1,069)	(2,955)	1,886
France Government Bond	MYC	0.250%	09/20/2016	0.835%		53,300	(1,220)	(1,864)	644
France Government Bond	UAG	0.250%	06/20/2016	0.767%		25,000	(474)	(526)	52
France Government Bond	UAG	0.250%	09/20/2016	0.835%		31,200	(714)	(1,960)	1,246
General Electric Capital Corp.	BOA	1.000%	06/20/2016	1.111%		300	(1)	(4)	3
General Electric Capital Corp.	BPS	1.250%	03/20/2013	0.286%		2,000	10	0	10
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.412%		16,600	755	0	755
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.412%		10,200	506	0	506
General Electric Capital Corp.	JPM	1.000%	03/20/2014	0.523%		11,100	82	(322)	404
Goldman Sachs Group, Inc.	FBF	1.000%	09/20/2013	0.714%		500	1	(2)	3
Indonesia Government International Bond	DUB	1.000%	09/20/2015	0.766%		3,200	24	(75)	99

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	67

Schedule of Investments PIMCO Low Duration Fund (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Japan Government International Bond	BOA	1.000%	09/20/2015	0.434%	$	100,000	$1,716	$1,653	$63
Japan Government International Bond	BOA	1.000%	12/20/2015	0.459%		19,400	344	331	13
Japan Government International Bond	BOA	1.000%	03/20/2016	0.520%		34,400	582	476	106
Japan Government International Bond	BPS	1.000%	09/20/2015	0.434%		25,000	429	413	16
Japan Government International Bond	BPS	1.000%	12/20/2015	0.459%		50,000	885	316	569
Japan Government International Bond	BRC	1.000%	03/20/2015	0.365%		25,800	414	146	268
Japan Government International Bond	BRC	1.000%	06/20/2015	0.403%		16,600	276	258	18
Japan Government International Bond	BRC	1.000%	12/20/2015	0.459%		20,400	361	358	3
Japan Government International Bond	BRC	1.000%	03/20/2016	0.520%		19,600	332	240	92
Japan Government International Bond	GST	1.000%	03/20/2015	0.365%		53,600	860	516	344
Japan Government International Bond	GST	1.000%	06/20/2015	0.403%		10,000	166	150	16
Japan Government International Bond	GST	1.000%	06/20/2017	0.767%		18,600	207	9	198
Japan Government International Bond	JPM	1.000%	03/20/2016	0.520%		15,600	264	129	135
Japan Government International Bond	MYC	1.000%	12/20/2015	0.459%		19,100	339	326	13
Japan Government International Bond	MYC	1.000%	06/20/2016	0.572%		48,000	775	388	387
Japan Government International Bond	MYC	1.000%	06/20/2017	0.767%		20,400	227	(10)	237
Japan Government International Bond	RYL	1.000%	03/20/2016	0.520%		27,000	457	264	193
Japan Government International Bond	UAG	1.000%	12/20/2015	0.459%		19,400	343	311	32
MetLife, Inc.	BRC	1.000%	09/20/2013	0.551%		10,000	47	(417)	464
MetLife, Inc.	CBK	1.000%	03/20/2016	1.580%		12,700	(245)	(260)	15
MetLife, Inc.	GST	1.000%	09/20/2015	1.420%		10,000	(120)	(507)	387
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.601%		14,900	181	(115)	296
Mexico Government International Bond	BRC	1.000%	06/20/2017	0.927%		32,200	119	(471)	590
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.689%		44,400	490	(252)	742
Mexico Government International Bond	DUB	1.000%	06/20/2017	0.927%		12,700	47	(184)	231
Mexico Government International Bond	FBF	1.000%	09/20/2015	0.601%		25,000	304	(205)	509
Mexico Government International Bond	HUS	1.000%	09/20/2015	0.601%		33,600	408	(260)	668
Morgan Stanley	BRC	1.000%	09/20/2014	1.658%		4,200	(53)	(120)	67
Morgan Stanley	FBF	1.000%	06/20/2013	0.919%		4,100	4	(130)	134
Morgan Stanley	FBF	1.000%	09/20/2014	1.658%		6,200	(78)	(173)	95
NRG Energy, Inc.	GST	5.000%	03/20/2019	4.394%		2,800	96	(238)	334
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.041%		6,000	(5)	(171)	166
Republic of Germany	BRC	0.250%	06/20/2017	0.465%		43,000	(430)	(1,236)	806
Republic of Germany	CBK	0.250%	06/20/2017	0.465%		31,800	(318)	(994)	676
Republic of Germany	GST	0.250%	06/20/2017	0.465%		35,000	(349)	(1,003)	654
Republic of Korea	BRC	1.000%	06/20/2017	0.755%		7,500	87	(91)	178
Republic of Korea	HUS	1.000%	06/20/2017	0.755%		25,000	291	(296)	587
Republic of Korea	JPM	1.000%	06/20/2017	0.755%		10,000	116	(117)	233
Republic of Korea	UAG	1.000%	06/20/2017	0.755%		16,000	186	(188)	374
Russia Government International Bond	CBK	1.000%	03/20/2016	1.076%		31,400	(73)	(778)	705
Russia Government International Bond	HUS	1.000%	12/20/2012	0.345%		11,500	21	(139)	160
Russia Government International Bond	JPM	1.000%	12/20/2012	0.345%		800	1	(9)	10
Shell International Finance BV	FBF	1.000%	09/20/2015	0.409%		11,300	202	188	14
Toyota Motor Credit Corp.	BOA	1.000%	06/20/2014	0.546%		10,000	81	76	5
Toyota Motor Credit Corp.	DUB	1.000%	06/20/2014	0.546%		10,000	81	76	5
United Kingdom Gilt	BPS	1.000%	03/20/2015	0.176%		22,300	463	136	327
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.270%		16,700	429	220	209
United Kingdom Gilt	CBK	1.000%	09/20/2016	0.337%		50,000	1,331	367	964
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.270%		14,000	359	270	89
United Kingdom Gilt	GST	1.000%	03/20/2015	0.176%		5,600	117	33	84
United Kingdom Gilt	GST	1.000%	03/20/2016	0.270%		39,300	1,009	656	353
United Kingdom Gilt	GST	1.000%	09/20/2016	0.337%		105,100	2,796	1,365	1,431
United Kingdom Gilt	GST	1.000%	06/20/2017	0.452%		40,000	1,038	698	340
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.176%		24,000	499	126	373
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.306%		200	6	4	2
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.337%		113,000	3,007	1,213	1,794
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.306%		29,900	781	517	264
United Kingdom Gilt	UAG	1.000%	09/20/2016	0.337%		50,000	1,331	416	915
Vodafone Group PLC	GST	1.000%	09/20/2015	0.456%		10,000	165	83	82
Wells Fargo & Co.	GST	1.000%	06/20/2013	0.204%		18,200	112	(15)	127

							$21,177	$(21,211)	$42,388

68	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe 16 Index	BOA	(1.000%	)	12/20/2016	EUR	3,900	$60	$85	$(25)
iTraxx Europe 16 Index	CBK	(1.000%	)	12/20/2016		13,200	207	256	(49)
iTraxx Europe 16 Index	DUB	(1.000%	)	12/20/2016		188,100	2,938	3,832	(894)
iTraxx Europe 16 Index	GST	(1.000%	)	12/20/2016		1,700	27	35	(8)
iTraxx Europe 16 Index	JPM	(1.000%	)	12/20/2016		7,700	120	141	(21)

							$3,352	$4,349	$(997)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BRC	5.000%	12/20/2014	$	27,600	$2,057	$2,760	$(703)
CDX.EM-12 5-Year Index	UAG	5.000%	12/20/2014		15,300	1,140	1,522	(382)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015		159,300	13,987	17,973	(3,986)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		39,300	3,451	4,664	(1,213)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015		400	36	46	(10)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015		5,500	483	687	(204)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		56,300	4,944	6,358	(1,414)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		6,100	535	689	(154)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		18,200	1,598	2,168	(570)
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015		500	50	32	18
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		5,300	529	684	(155)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015		4,600	459	600	(141)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015		12,600	1,257	1,613	(356)
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012		21,412	37	0	37
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012		38,869	69	0	69
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017		4,437	67	0	67
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		9,549	147	0	147
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		10,899	42	0	42
CDX.IG-10 5-Year Index 30-100%	GST	0.463%	06/20/2013		13,696	46	0	46
CMBX.NA.AAA.1 Index	DUB	0.100%	10/12/2052		4,978	(120)	(212)	92
CMBX.NA.AAA.2 Index	BOA	0.070%	03/15/2049		57,000	(2,134)	(2,316)	182
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049		4,600	(274)	(276)	2
CMBX.NA.AAA.3 Index	DUB	0.080%	12/13/2049		8,500	(506)	(499)	(7)

						$27,900	$36,493	$(8,593)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA	MXN	1,136,000	$1,018	$(336)	$1,354
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		641,000	575	(188)	763
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		310,000	278	(62)	340
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		917,100	823	(80)	903
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		343,000	308	23	285

							$3,002	$(643)	$3,645

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	69

Schedule of Investments PIMCO Low Duration Fund (Cont.)

(k)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	$	684,000	$2,397	$(188)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		42,300	190	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		293,500	815	(2)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		410,000	3,161	(130)
Call - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		25,100	79	(102)
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		25,100	79	(9)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		49,000	159	(199)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		49,000	159	(18)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		72,900	685	(16)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		50,800	165	(206)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		50,800	165	(19)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		137,000	221	(330)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		137,000	379	(183)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		49,900	154	(202)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		49,900	154	(18)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		792,900	774	(3,214)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		104,300	326	(38)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		688,600	1,377	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		1,384,500	7,773	(3,413)
Call - OTC 5-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013	EUR	68,800	428	(278)
Put - OTC 5-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		68,800	428	(442)
Call - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013		18,500	74	(75)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		18,500	154	(119)
Call - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013		20,700	82	(84)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		20,700	177	(133)

								$20,555	$(9,418)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2012	0	$7,150,400	EUR	0	$53,395
Sales	7,597	5,334,800		216,000	18,668
Closing Buys	(7,597)	(5,239,000)		0	(47,063)
Expirations	0	0		0	0
Exercised	0	(2,149,600)		0	(4,445)

Balance at 09/30/2012	0	$5,096,600	EUR	216,000	$20,555

(l)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	10/01/2027	$679,800	$726,420	$(727,280)
Fannie Mae	6.000%	10/01/2042	101,000	111,609	(111,573)
Freddie Mac	5.000%	10/01/2042	35,000	37,994	(37,926)

				$876,023	$(876,779)

(m)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	BRL	21,414	$	10,441	UAG	$0	$(122)	$(122)
10/2012	CNY	119,648		18,950	UAG	0	(62)	(62)
10/2012	EUR	161,505		204,071	BPS	0	(3,471)	(3,471)
10/2012		66,758		83,663	BRC	0	(2,125)	(2,125)
10/2012		148,858		190,033	CBK	1,062	(2,319)	(1,257)
10/2012		50,060		62,588	FBF	0	(1,742)	(1,742)
10/2012		19,952		25,780	HUS	140	0	140
10/2012		71,795		90,232	JPM	0	(2,029)	(2,029)
10/2012		6,209		7,873	UAG	0	(106)	(106)
10/2012	GBP	62,565		98,945	GLM	0	(2,084)	(2,084)
10/2012		2,528		4,100	UAG	18	0	18
10/2012	JPY	138,380		1,773	CBK	0	(1)	(1)
10/2012		138,380		1,773	FBF	0	0	0

70	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	JPY	113,240	$	1,451	UAG	$0	$0	$0
10/2012	$	10,500	BRL	21,414	MSC	63	0	63
10/2012		18,826	CNY	119,648	UAG	186	0	186
10/2012		246,815	EUR	192,074	BOA	10	0	10
10/2012		208,383		161,914	BPS	0	(316)	(316)
10/2012		72,192		57,696	DUB	1,951	0	1,951
10/2012		144,944		112,291	JPM	0	(644)	(644)
10/2012		491		376	RBC	0	(8)	(8)
10/2012		1,019		786	RYL	0	(9)	(9)
10/2012		323	GBP	199	CBK	0	(2)	(2)
10/2012		105,076		64,894	HUS	0	(285)	(285)
11/2012	EUR	192,074	$	246,896	BOA	0	(4)	(4)
11/2012		161,914		208,447	BPS	316	0	316
11/2012		471		606	GLM	0	0	0
11/2012		189,906		245,261	JPM	1,148	0	1,148
11/2012	GBP	64,894		105,063	HUS	282	0	282
11/2012	$	90,028	EUR	70,000	BRC	0	(47)	(47)
11/2012		533		414	RYL	0	0	0
11/2012		679		524	UAG	0	(5)	(5)
11/2012		472	GBP	291	UAG	0	(2)	(2)
12/2012	CAD	58,617	$	60,519	CBK	1,001	0	1,001
12/2012		228,737		234,225	DUB	1,971	0	1,971
12/2012		195,407		200,607	HUS	2,195	0	2,195
12/2012	JPY	2,320,207		29,595	BRC	0	(154)	(154)
12/2012		8,440,000		107,778	RBC	0	(438)	(438)
12/2012	MXN	504,612		37,343	BOA	0	(1,620)	(1,620)
12/2012		619,845		47,567	CBK	0	(184)	(184)
12/2012		903,910		68,341	JPM	0	(1,417)	(1,417)
12/2012	$	30,000	BRL	61,323	BRC	21	0	21
12/2012		12,100		24,780	HUS	31	0	31
12/2012		15,400		31,537	MSC	42	(3)	39
12/2012		40,146		82,433	UAG	215	(5)	210
12/2012		44,184	JPY	3,486,959	FBF	525	0	525
12/2012		7,400	MXN	98,239	BRC	185	0	185
12/2012		4,400		58,424	HUS	111	0	111
12/2012		19		261	JPM	1	0	1
12/2012		9,019		119,642	MSC	219	0	219
12/2012		30,469		400,348	UAG	493	(49)	444
01/2013	EUR	9,600	$	11,900	DUB	0	(453)	(453)
01/2013		65,410		80,376	UAG	0	(3,791)	(3,791)
02/2013	CNY	26,164		4,146	BRC	29	0	29
02/2013		38,400		6,100	FBF	58	0	58
02/2013		107,358		17,000	UAG	109	0	109
02/2013	$	17,537	CNY	111,326	CBK	0	(21)	(21)
02/2013		9,600		60,595	UAG	0	(66)	(66)
05/2013	EUR	143,800	$	182,150	JPM	0	(3,096)	(3,096)
09/2013		205,700		258,441	BOA	0	(6,870)	(6,870)
12/2013		262,100		330,823	BOA	0	(7,608)	(7,608)
01/2014		77,600		97,961	BPS	0	(2,287)	(2,287)
04/2014		2,900		3,675	CBK	0	(73)	(73)
05/2014		77,800		98,377	BPS	0	(2,258)	(2,258)
06/2014		4,400		5,579	FBF	0	(112)	(112)

						$12,382	$(45,888)	$(33,506)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$249,622	$0	$249,622
Corporate Bonds & Notes
Banking & Finance	0	2,996,568	54,250	3,050,818
Industrials	0	662,086	1,426	663,512
Utilities	0	322,232	0	322,232
Convertible Bonds & Notes
Industrials	0	22,259	0	22,259

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Municipal Bonds & Notes
District of Columbia	$0	$15,003	$0	$15,003
Florida	0	17,071	0	17,071
Louisiana	0	36,576	0	36,576
Minnesota	0	12,364	0	12,364
New Jersey	0	13,415	0	13,415
U.S. Government Agencies	0	13,224,594	2,022	13,226,616
U.S. Treasury Obligations	0	1,741,942	0	1,741,942

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	71

Schedule of Investments PIMCO Low Duration Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Mortgage-Backed Securities	$0	$1,085,246	$35,761	$1,121,007
Asset-Backed Securities	0	578,663	227,923	806,586
Sovereign Issues	0	2,503,612	0	2,503,612
Preferred Securities
Banking & Finance	0	47,965	76,418	124,383
Short-Term Instruments
Certificates of Deposit	0	756,740	0	756,740
Commercial Paper	184,030	135,966	0	319,996
Repurchase Agreements	0	55,503	0	55,503
Short-Term Notes	0	9,208	0	9,208
Italy Treasury Bills	0	12,781	0	12,781
Japan Treasury Bills	0	4,997	0	4,997
Mexico Treasury Bills	0	237,203	0	237,203
Spain Treasury Bills	0	34,328	0	34,328
U.S. Treasury Bills	0	7,924	0	7,924
PIMCO Short-Term Floating NAV Portfolios	4,118,294	0	0	4,118,294
	$4,302,324	$24,783,865	$397,800	$29,483,989

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Short Sales, at value	$0	$(876,779)	$0	$(876,779)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	43,375	0	43,375
Foreign Exchange Contracts	0	12,382	0	12,382
Interest Rate Contracts	9,368	4,763	0	14,131
	$9,368	$60,520	$0	$69,888

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(10,646)	0	(10,646)
Foreign Exchange Contracts	0	(45,888)	0	(45,888)
Interest Rate Contracts	0	(9,418)	0	(9,418)
	$0	$(65,952)	$0	$(65,952)

Totals	$4,311,692	$23,901,654	$397,800	$28,611,146

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$6,091	$53,200	$(417)	$9	$12	$545	$0	$(5,190)	$54,250	$549
Industrials	1,488	0	(68)	(2)	(2)	10	0	0	1,426	17
U.S. Government Agencies	2,098	0	(76)	0	0	0	0	0	2,022	(1)
Mortgage-Backed Securities	32	0	(5)	0	0	0	35,734	0	35,761	0
Asset-Backed Securities	71,433	187,844	(12,813)	348	337	2,820	46,905	(68,951)	227,923	1,103
Convertible Preferred Securities
Industrials	107	0	0	0	0	(107)	0	0	0	(107)
Preferred Securities
Banking & Finance	76,768	0	0	0	0	(350)	0	0	76,418	(350)

Totals	$158,017	$241,044	$(13,379)	$355	$347	$2,918	$82,639	$(74,141)	$397,800	$1,211

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$53,299	Benchmark Pricing	Base Price	100.00-101.40
	951	Third Party Vendor	Broker Quote	63.00
Industrials	1,426	Third Party Vendor	Broker Quote	115.25
U.S. Government Agencies	2,022	Benchmark Pricing	Base Price	98.70
Mortgage-Backed Securities	35,740	Benchmark Pricing	Base Price	98.70-105.17
	21	Third Party Vendor	Broker Quote	94.50
Asset-Backed Securities	170,626	Benchmark Pricing	Base Price	89.99-97.80
	57,297	Third Party Vendor	Broker Quote	99.48-101.38
Preferred Securities
Banking & Finance	76,418	Benchmark Pricing	Base Price	0.75

Total	$397,800

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

72	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$156	$0	$0	$628	$784
Unrealized appreciation on foreign currency contracts	0	0	0	12,382	0	12,382
Unrealized appreciation on OTC swap agreements	0	43,101	0	0	3,645	46,746

	$0	$43,257	$0	$12,382	$4,273	$59,912

Liabilities:
Written options outstanding	$0	$0	$0	$0	$9,418	$9,418
Variation margin payable on financial derivative instruments (2)	0	0	0	0	6	6
Unrealized depreciation on foreign currency contracts	0	0	0	45,888	0	45,888
Unrealized depreciation on OTC swap agreements	0	10,646	0	0	0	10,646

	$0	$10,646	$0	$45,888	$9,424	$65,958

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives:
Net realized gain on futures contracts	$0	$0	$0	$0	$3,436	$3,436
Net realized gain on written options	0	0	0	0	47,063	47,063
Net realized gain on swaps	0	17,267	0	0	41,833	59,100
Net realized gain on foreign currency transactions	0	0	0	11,573	0	11,573

	$0	$17,267	$0	$11,573	$92,332	$121,172

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$19,726	$19,726
Net change in unrealized (depreciation) on written options	0	0	0	0	(31,054)	(31,054)
Net change in unrealized appreciation (depreciation) on swaps	0	31,173	0	0	(46,492)	(15,319)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(11,418)	0	(11,418)

	$0	$31,173	$0	$(11,418)	$(57,820)	$(38,065)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $9,368 and open centrally cleared swaps cumulative appreciation of $1,392 as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(16,312)	$18,471	$2,159
BPS	(6,345)	6,976	631
BRC	15,207	(15,000)	207
CBK	1,908	(2,200)	(292)
DUB	10,674	(11,000)	(326)
FBF	(253)	405	152
GLM	(2,544)	2,830	286
GST	7,263	(7,360)	(97)
HUS	7,129	(7,050)	79
JPM	(5,021)	6,659	1,638
MSC	321	(240)	81
MYC	6,732	(7,000)	(268)
RBC	(446)	949	503
RYL	(6,217)	5,999	(218)
UAG	(533)	682	149

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	73

Schedule of Investments PIMCO Low Duration Fund II

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 7.5%

BANKING & FINANCE 6.3%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$400	$412
American International Group, Inc.
4.250% due 05/15/2013	1,795	1,833
Bank of America Corp.
1.867% due 01/30/2014	3,000	3,022
7.375% due 05/15/2014	700	767
Bank One Corp.
5.250% due 01/30/2013	1,900	1,931
Caledonia Generating LLC
1.950% due 02/28/2022	689	700
Citigroup, Inc.
1.285% due 02/15/2013	11,540	11,564
Goldman Sachs Group, Inc.
1.439% due 02/07/2014	2,300	2,299
JPMorgan Chase & Co.
1.139% due 05/02/2014	2,900	2,922
JPMorgan Chase Bank N.A.
0.729% due 06/13/2016	700	675
Merrill Lynch & Co., Inc.
1.149% due 09/15/2026	400	296
5.450% due 02/05/2013	700	711
Morgan Stanley
0.935% due 10/15/2015	1,300	1,240
2.937% due 05/14/2013	3,000	3,030
5.375% due 10/15/2015	3,100	3,341
Pacific Life Global Funding
5.150% due 04/15/2013	2,300	2,358
Principal Life Income Funding Trusts
5.300% due 04/24/2013	300	308
Prudential Covered Trust
2.997% due 09/30/2015	1,600	1,663
Wachovia Corp.
0.825% due 10/15/2016	1,600	1,550
5.500% due 05/01/2013	200	206

		40,828

INDUSTRIALS 0.9%
Caterpillar, Inc.
0.605% due 05/21/2013	1,900	1,904
EOG Resources, Inc.
1.192% due 02/03/2014	1,600	1,614
Hewlett-Packard Co.
0.711% due 05/24/2013	2,200	2,200
PACCAR, Inc.
6.875% due 02/15/2014	100	109

		5,827

UTILITIES 0.3%
Georgia Power Co.
0.709% due 03/15/2013	2,200	2,201

Total Corporate Bonds & Notes (Cost $48,196)		48,856

MUNICIPAL BONDS & NOTES 1.8%

CALIFORNIA 1.1%
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 07/01/2028	5,345	6,036
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2030	1,000	1,178

		7,214

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW JERSEY 0.5%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.389% due 06/15/2013	$2,800	$2,803

NEW YORK 0.2%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038	1,200	1,361

Total Municipal Bonds & Notes (Cost $11,363)		11,378

U.S. GOVERNMENT AGENCIES 71.9%
Fannie Mae
0.567% due 07/25/2037	1,439	1,447
0.667% due 10/25/2030	78	79
0.797% due 06/25/2041	5,923	5,966
0.875% due 08/28/2017	100	101
0.937% due 06/25/2037	1,588	1,604
0.957% due 03/25/2040	2,714	2,750
1.125% due 04/27/2017	3,700	3,773
1.348% due 07/01/2042	178	181
1.398% due 09/01/2041	553	570
1.548% due 08/01/2030	123	127
2.250% due 01/01/2024	103	110
2.300% due 01/01/2035	214	226
2.492% due 11/01/2034	1,049	1,127
2.500% due 11/01/2027	7,000	7,342
2.573% due 07/01/2035	182	195
3.000% due 10/01/2027 - 11/01/2042	51,700	54,763
3.192% due 06/01/2035	1,749	1,876
3.500% due 11/01/2042	18,000	19,257
3.581% due 12/01/2034	567	602
4.000% due 05/01/2014 - 12/01/2041	10,640	11,388
4.412% due 09/01/2028	113	122
4.500% due 11/01/2013 - 05/01/2041	16,535	17,865
4.989% due 06/01/2015	2,651	2,886
5.000% due 02/13/2017 - 11/01/2042	78,664	86,055
5.375% due 06/12/2017	200	243
5.500% due 01/01/2025 - 11/01/2042	59,381	65,238
5.700% due 08/01/2018	977	1,050
6.000% due 11/01/2016 - 10/01/2042	43,832	48,531
6.215% due 12/25/2042	135	156
7.000% due 05/01/2029 - 04/01/2035	12,256	14,656
8.000% due 11/25/2023	93	107
9.250% due 10/25/2018	2	2
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	1,320	1,391
Freddie Mac
0.000% due 05/15/2037 (a)	7,119	6,894
0.371% due 07/15/2019 - 08/15/2019	669	670
0.571% due 12/15/2030	31	31
0.621% due 06/15/2018	54	54
0.771% due 07/15/2041	5,460	5,495
0.831% due 07/15/2037	15,853	16,006
0.921% due 08/15/2037	2,287	2,313
0.941% due 05/15/2037	1,245	1,253
1.000% due 03/08/2017 - 09/29/2017	10,400	10,538

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.348% due 02/25/2045	$524	$511
1.750% due 05/30/2019	41,600	43,165
2.465% due 07/01/2023	66	67
2.825% due 07/01/2035	278	299
3.000% due 08/01/2019	21,300	21,755
5.000% due 02/15/2020	32	32
5.263% due 03/01/2035	368	399
5.500% due 08/23/2017 - 07/01/2038	993	1,098
6.000% due 02/01/2016 - 01/01/2038	355	390
6.500% due 07/25/2043	989	1,139
8.500% due 06/01/2025	5	7
Ginnie Mae
0.719% due 09/20/2030	25	25
1.625% due 07/20/2023 - 07/20/2030	684	711
1.750% due 04/20/2022 - 05/20/2027	499	519
7.000% due 11/15/2022	59	68
7.500% due 02/15/2022 - 03/15/2024	119	128
7.750% due 01/17/2030	14	17
8.000% due 03/15/2023 - 05/15/2024	24	26
9.000% due 07/20/2016 - 08/15/2030	64	70
Small Business Administration
4.310% due 04/01/2029	820	910

Total U.S. Government Agencies (Cost $459,589)		466,376

U.S. TREASURY OBLIGATIONS 3.4%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (f)(g)(h)	14,117	14,969
0.125% due 07/15/2022	4,185	4,577
0.625% due 07/15/2021	1,525	1,746
1.125% due 01/15/2021	209	248
1.375% due 01/15/2020	424	508

Total U.S. Treasury Obligations (Cost $21,652)		22,048

MORTGAGE-BACKED SECURITIES 7.8%
American Home Mortgage Investment Trust
2.533% due 10/25/2034	858	862
2.709% due 02/25/2045	315	307
Banc of America Funding Corp.
2.614% due 05/25/2035	2,244	2,336
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035	982	1,000
2.911% due 02/25/2033	27	25
2.931% due 01/25/2034	183	186
3.078% due 03/25/2035	201	203
5.375% due 02/25/2036	159	153
5.580% due 04/25/2033	304	306
5.606% due 02/25/2033	14	14
Bear Stearns Alt-A Trust
2.890% due 05/25/2035	822	741
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	110
5.471% due 01/12/2045	200	234
Citigroup Mortgage Loan Trust, Inc.
0.567% due 05/25/2037	412	400
2.230% due 09/25/2035	295	294
2.340% due 09/25/2035	335	325

74	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Home Loan Mortgage Pass-Through Trust
2.610% due 02/20/2036	$820	$620
2.657% due 11/25/2034	262	240
2.722% due 02/20/2035	481	441
4.181% due 11/19/2033	148	149
Credit Suisse First Boston Mortgage Securities Corp.
0.888% due 03/25/2032	69	60
4.902% due 06/25/2032	2	2
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	200	221
5.855% due 03/15/2039	100	112
5.866% due 06/15/2039	1,075	1,075
First Horizon Alternative Mortgage Securities
2.585% due 06/25/2034	520	518
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	108
5.444% due 03/10/2039	3,500	4,018
GS Mortgage Securities Corp.
1.103% due 03/06/2020	487	486
2.716% due 02/10/2021	1,699	1,735
GSR Mortgage Loan Trust
2.647% due 09/25/2035	1,996	2,014
2.749% due 06/25/2034	441	439
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	100	116
JPMorgan Mortgage Trust
5.003% due 02/25/2035	28	28
MASTR Adjustable Rate Mortgages Trust
2.624% due 11/21/2034	3,100	3,181
Mellon Residential Funding Corp.
0.651% due 08/15/2032	6,157	6,207
Merrill Lynch Floating Trust
0.766% due 07/09/2021	5,636	5,561
Merrill Lynch Mortgage Investors, Inc.
2.530% due 02/25/2035	675	669
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	400	457
Morgan Stanley Capital Trust
5.809% due 12/12/2049	100	120
Morgan Stanley Re-REMIC Trust
5.983% due 08/12/2045	7,000	8,278
Prime Mortgage Trust
0.617% due 02/25/2019	6	6
0.617% due 02/25/2034	113	102
Structured Asset Mortgage Investments, Inc.
0.347% due 03/25/2037	568	374
0.469% due 07/19/2035	273	267
0.879% due 09/19/2032	224	215
9.159% due 06/25/2029	191	200
Structured Asset Securities Corp.
2.453% due 07/25/2032	4	4
2.843% due 10/28/2035	127	115
Wachovia Bank Commercial Mortgage Trust
0.301% due 06/15/2020	1,064	1,021
0.311% due 09/15/2021	192	186

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WaMu Mortgage Pass-Through Certificates
0.487% due 07/25/2045	$207	$196
0.487% due 12/25/2045	239	220
0.507% due 10/25/2045	161	147
0.878% due 01/25/2047	209	172
1.218% due 01/25/2046	1,033	980
1.348% due 11/25/2042	39	37
1.548% due 06/25/2042	79	75
2.344% due 02/27/2034	506	516
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 01/25/2035	1,207	1,209

Total Mortgage-Backed Securities (Cost $48,895)		50,393

ASSET-BACKED SECURITIES 5.2%
Accredited Mortgage Loan Trust
0.567% due 04/25/2035	7,623	7,405
Amortizing Residential Collateral Trust
0.797% due 07/25/2032	43	36
Asset-Backed Funding Certificates Trust
0.697% due 06/25/2035	159	158
Asset-Backed Securities Corp. Home Equity
0.492% due 09/25/2034	151	145
1.466% due 08/15/2033	904	811
1.871% due 03/15/2032	342	289
Bear Stearns Asset-Backed Securities Trust
0.277% due 01/25/2037	98	95
1.217% due 10/25/2037	685	528
Citibank Omni Master Trust
2.971% due 08/15/2018	4,200	4,399
Countrywide Asset-Backed Certificates
0.267% due 07/25/2037	24	24
0.397% due 09/25/2036	1,021	966
0.697% due 12/25/2031	107	65
0.747% due 05/25/2035	3,317	3,282
Credit-Based Asset Servicing and Securitization LLC
0.277% due 11/25/2036	25	10
Educational Services of America, Inc.
1.367% due 09/25/2040	1,869	1,894
Fremont Home Loan Trust
0.277% due 01/25/2037	12	5
GSAMP Trust
0.287% due 12/25/2036	83	34
HSI Asset Loan Obligation Trust
0.277% due 12/25/2036	126	40
HSI Asset Securitization Corp. Trust
0.267% due 12/25/2036	51	51
Long Beach Mortgage Loan Trust
0.777% due 10/25/2034	19	15
Panhandle-Plains Higher Education Authority, Inc.
1.490% due 10/01/2035	759	771
Park Place Securities, Inc.
0.937% due 03/25/2035	500	362
Securitized Asset-Backed Receivables LLC
0.277% due 12/25/2036^	122	31

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLC Student Loan Trust
4.750% due 06/15/2033	$726	$697
SLM Student Loan Trust
1.321% due 12/15/2021	762	768
1.321% due 08/15/2023	7,519	7,575
1.871% due 12/15/2017	664	666
2.350% due 04/15/2039	532	536
3.500% due 08/17/2043	818	795
Structured Asset Securities Corp.
0.797% due 01/25/2033	30	27
Vanderbilt Mortgage Finance
0.878% due 05/07/2026	1,599	1,505

Total Asset-Backed Securities (Cost $34,438)		33,985

	SHARES
PREFERRED SECURITIES 0.6%

BANKING & FINANCE 0.6%
DG Funding Trust
2.829% due 10/29/2012 (c)	510	3,802

Total Preferred Securities (Cost $5,100)		3,802

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 17.8%

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 10/01/2012	$598	598

(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 06/04/2015 valued at $612. Repurchase proceeds are $598.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (d) 17.7%
PIMCO Short-Term Floating NAV Portfolio	8,233,036	82,519
PIMCO Short-Term Floating NAV Portfolio III	3,195,017	31,960

		114,479

Total Short-Term Instruments (Cost $115,078)		115,077

Total Investments 116.0% (Cost $744,311)		$751,915

Written Options (j) (0.0%) (Premiums $389)		(225)

Other Assets and Liabilities (Net) (16.0%)		(103,535)

Net Assets 100.0%		$648,155

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Principal only security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity, date shown represents next contractual call date.
(d)	Affiliated to the Fund.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $11,437 at a weighted average interest rate of 0.084%.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	75

Schedule of Investments PIMCO Low Duration Fund II (Cont.)

(f)	Securities with an aggregate market value of $33 have been pledged as collateral as of September 30, 2012 for OTC swap agreements and swaptions as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	Securities with an aggregate market value of $247 and cash of $8 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2014	302	$129
90-Day Eurodollar March Futures	Long	03/2015	159	96

				$225

(h)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $75 and cash of $48 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$	12,300	$93	$93

(i)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Berkshire Hathaway Finance Corp.	FBF	1.000%	09/20/2017	1.176%	$	400	$(3)	$(4)	$1
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2015	0.857%		10,000	45	(259)	304
Berkshire Hathaway Finance Corp.	UAG	1.000%	09/20/2017	1.176%		400	(3)	(4)	1
General Electric Capital Corp.	BOA	1.000%	09/20/2015	0.949%		10,000	18	(381)	399
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.412%		300	14	0	14
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.412%		300	15	0	15
General Electric Capital Corp.	CBK	4.850%	12/20/2013	0.412%		400	22	0	22
General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.412%		300	14	0	14
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.412%		400	22	0	22
Goldman Sachs Group, Inc.	FBF	1.000%	09/20/2013	0.714%		2,900	9	(10)	19
MetLife, Inc.	JPM	1.000%	09/20/2013	0.551%		2,300	11	(129)	140
MetLife, Inc.	JPM	1.000%	09/20/2015	1.420%		10,000	(119)	(562)	443

							$45	$(1,349)	$1,394

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049	$	100	$(6)	$(6)	$0
CMBX.NA.AAA.3 Index	DUB	0.080%	12/13/2049		500	(30)	(29)	(1)

						$(36)	$(35)	$(1)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

76	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(j)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	$	1,100	$5	$0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		7,700	21	0
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		1,400	5	(6)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		1,400	5	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		2,700	25	(1)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		1,500	5	(6)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		1,500	5	(1)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		3,900	6	(9)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		3,900	11	(5)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		22,300	22	(90)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		3,000	9	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		19,300	39	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		38,900	218	(96)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		2,100	6	(8)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		2,100	7	(1)

								$389	$(225)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount		Premium
Balance at 03/31/2012	0	$	112,300	$1,046
Sales	214		171,800	548
Closing Buys	(214)		(110,400)	(1,059)
Expirations	0		0	0
Exercised	0		(60,900)	(146)

Balance at 09/30/2012	0	$	112,800	$389

(k)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Market Value
Fannie Mae	5.500%	10/01/2042	$	13,000	$14,296	$(14,253)
Fannie Mae	6.000%	10/01/2042		8,000	8,840	(8,838)
Fannie Mae	6.000%	11/01/2042		9,000	9,945	(9,942)

					$33,081	$(33,033)

(l)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$40,128	$700	$40,828
Industrials	0	5,827	0	5,827
Utilities	0	2,201	0	2,201
Municipal Bonds & Notes
California	0	7,214	0	7,214
New Jersey	0	2,803	0	2,803
New York	0	1,361	0	1,361
U.S. Government Agencies	0	466,376	0	466,376
U.S. Treasury Obligations	0	22,048	0	22,048
Mortgage-Backed Securities	0	48,658	1,735	50,393
Asset-Backed Securities	0	32,091	1,894	33,985
Preferred Securities
Banking & Finance	0	0	3,802	3,802
Short-Term Instruments
Repurchase Agreements	0	598	0	598

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
PIMCO Short-Term Floating NAV Portfolios	$114,479	$0	$0	$114,479
	$114,479	$629,305	$8,131	$751,915

Short Sales, at value	$0	$(33,033)	$0	$(33,033)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	1,394	0	1,394
Interest Rate Contracts	225	93	0	318
	$225	$1,487	$0	$1,712

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(1)	0	(1)
Interest Rate Contracts	0	(225)	0	(225)
	$0	$(226)	$0	$(226)

Totals	$114,704	$597,533	$8,131	$720,368

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	77

Schedule of Investments PIMCO Low Duration Fund II (Cont.)

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$700	$(11)	$0	$0	$11	$0	$0	$700	$11
Mortgage-Backed Securities	1,730	0	0	0	0	5	0	0	1,735	5
Asset-Backed Securities	0	0	(69)	0	0	0	1,963	0	1,894	0
Preferred Securities
Banking & Finance	3,818	0	0	0	0	(16)	0	0	3,802	(16)
Totals	$5,548	$700	$(80)	$0	$0	$0	$1,963	$0	$8,131	$0

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$700	Benchmark Pricing	Base Price	101.40
Mortgage-Backed Securities	1,735	Third Party Vendor	Broker Quote	102.07
Asset-Backed Securities	1,894	Third Party Vendor	Broker Quote	101.38
Preferred Securities
Banking & Finance	3,802	Benchmark Pricing	Base Price	0.75

Total	$8,131

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(m)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$15	$15
Unrealized appreciation on OTC swap agreements	0	1,394	0	0	0	1,394

	$0	$1,394	$0	$0	$15	$1,409

Liabilities:
Written options outstanding	$0	$0	$0	$0	$225	$225
Variation margin payable on financial derivative instruments (2)	0	0	0	0	1	1
Unrealized depreciation on OTC swap agreements	0	1	0	0	0	1

	$0	$1	$0	$0	$226	$227

78	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain on futures contracts	$0	$0	$0	$0	$272	$272
Net realized gain on written options	0	0	0	0	1,059	1,059
Net realized gain (loss) on swaps	0	367	0	0	(604)	(237)

	$0	$367	$0	$0	$727	$1,094

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$733	$733
Net change in unrealized (depreciation) on written options	0	0	0	0	(772)	(772)
Net change in unrealized appreciation on swaps	0	173	0	0	122	295

	$0	$173	$0	$0	$83	$256

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $225 and open centrally cleared swaps cumulative appreciation of $93 as reported in the Notes to Schedule of Investments.

(n)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$12	$0	$12
CBK	44	0	44
DUB	5	0	5
FBF	6	0	6
GLM	(21)	0	(21)
JPM	(63)	0	(63)
RYL	(187)	33	(154)
UAG	(12)	0	(12)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	79

Schedule of Investments PIMCO Low Duration Fund III

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.4%
Springleaf Financial Funding Co.
5.500% due 05/10/2017		$1,200	$1,177

Total Bank Loan Obligations (Cost $1,195)			1,177

CORPORATE BONDS & NOTES 21.9%

BANKING & FINANCE 15.3%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		200	206
Ally Financial, Inc.
2.618% due 12/01/2014		600	593
3.638% due 02/11/2014		100	101
7.500% due 12/31/2013		100	106
American International Group, Inc.
0.645% due 07/19/2013	EUR	1,200	1,535
Australia & New Zealand Banking Group Ltd.
1.289% due 05/08/2013		$700	701
Banco Bradesco S.A.
2.537% due 05/16/2014		200	201
Banco do Brasil S.A.
4.500% due 01/22/2015		100	105
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		200	213
Banco Santander Chile
2.875% due 11/13/2012		800	802
3.750% due 09/22/2015		400	415
Bank of America Corp.
0.765% due 08/15/2016		100	92
7.375% due 05/15/2014		200	219
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		300	318
Banque PSA Finance S.A.
2.361% due 04/04/2014		300	294
Bear Stearns Cos. LLC
4.000% due 12/07/2012	AUD	100	104
BNP Paribas S.A.
0.860% due 04/08/2013		$1,200	1,198
BPCE S.A.
2.375% due 10/04/2013		100	100
CIT Group, Inc.
4.750% due 02/15/2015		100	105
Citigroup, Inc.
1.285% due 02/15/2013		2,800	2,806
1.906% due 01/13/2014		300	303
5.500% due 04/11/2013		700	717
Dexia Credit Local S.A.
0.927% due 04/29/2014		600	583
2.750% due 04/29/2014		2,000	2,031
DNB Bank ASA
3.200% due 04/03/2017		200	209
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		700	728
Eksportfinans ASA
5.500% due 05/25/2016		600	613
5.500% due 06/26/2017		400	409
Export-Import Bank of Korea
2.176% due 03/21/2015		200	200
8.125% due 01/21/2014		1,100	1,200
First Horizon National Corp.
5.375% due 12/15/2015		100	109
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		400	449
8.700% due 10/01/2014		1,800	2,048
Goldman Sachs Group, Inc.
0.772% due 01/30/2017	EUR	600	717

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSBC Finance Corp.
0.900% due 04/05/2013	EUR	1,000	$1,285
Industrial Bank of Korea
2.375% due 07/17/2017		$400	408
3.750% due 09/29/2016		800	860
ING Bank NV
1.439% due 03/15/2013		700	702
1.808% due 06/09/2014		200	201
3.900% due 03/19/2014		300	314
International Lease Finance Corp.
6.500% due 09/01/2014		1,600	1,728
Intesa Sanpaolo SpA
2.831% due 02/24/2014		300	296
Korea Development Bank
3.250% due 03/09/2016		700	738
Merrill Lynch & Co., Inc.
1.149% due 09/15/2026		100	74
5.450% due 02/05/2013		700	711
5.571% due 10/04/2012		1,100	1,100
Morgan Stanley
2.937% due 05/14/2013		2,400	2,424
Pacific Life Global Funding
5.150% due 04/15/2013		1,200	1,230
PNC Preferred Funding Trust
2.039% due 03/15/2017 (d)		200	166
Prudential Covered Trust
2.997% due 09/30/2015		500	520
Qatari Diar Finance QSC
3.500% due 07/21/2015		600	634
Royal Bank of Scotland Group PLC
1.235% due 10/14/2016		100	85
6.990% due 10/05/2017 (d)		700	637
SLM Corp.
0.582% due 06/17/2013	EUR	150	190
SLM Corp. CPI Linked Bond
3.312% due 04/01/2014		$100	99
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/2015		1,300	1,314
Tayarra Ltd.
3.628% due 02/15/2022		824	909
Wachovia Corp.
0.825% due 10/15/2016		500	484
Waha Aerospace BV
3.925% due 07/28/2020		640	690
Westpac Banking Corp.
2.250% due 11/19/2012		1,300	1,303

			39,632

INDUSTRIALS 5.2%
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		200	207
Daimler Finance North America LLC
1.599% due 09/13/2013		200	202
Deutsche Telekom International Finance BV
5.250% due 07/22/2013		900	933
EOG Resources, Inc.
1.192% due 02/03/2014		900	908
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		200	210
General Mills, Inc.
6.470% due 10/15/2022		2,000	2,008
Hewlett-Packard Co.
0.711% due 05/24/2013		1,000	1,000
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		2,000	2,042

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kraft Foods, Inc.
2.625% due 05/08/2013	$1,200	$1,214
PACCAR, Inc.
6.875% due 02/15/2014	700	759
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017	700	728
Time Warner Cable, Inc.
6.200% due 07/01/2013	2,000	2,085
Volkswagen International Finance NV
0.911% due 10/01/2012	700	700
WM Wrigley Jr. Co.
3.050% due 06/28/2013	500	508

		13,504

UTILITIES 1.4%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013	1,100	1,157
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	100	120
Gazprom OAO Via Gaz Capital S.A.
7.510% due 07/31/2013	500	527
Gazprom OAO Via RBS AG
9.625% due 03/01/2013	800	828
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	200	224
NRG Energy, Inc.
8.250% due 09/01/2020	500	547
Qtel International Finance Ltd.
3.375% due 10/14/2016	300	315

		3,718

Total Corporate Bonds & Notes (Cost $56,178)		56,854

MUNICIPAL BONDS & NOTES 0.7%

FLORIDA 0.1%
Broward County, Florida Airport System Revenue Notes, Series 2012
5.000% due 10/01/2018	100	120

LOUISIANA 0.2%
Louisiana State Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
3.000% due 05/01/2043	400	401

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.389% due 06/15/2013	100	100

NEW YORK 0.4%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038	1,000	1,134

Total Municipal Bonds & Notes (Cost $1,729)		1,755

U.S. GOVERNMENT AGENCIES 60.8%
Fannie Mae
0.000% due 07/01/2036 (a)	1,599	1,572
0.317% due 01/25/2021	138	138
0.417% due 10/27/2037	1,900	1,891
0.567% due 07/25/2037 - 09/25/2042	1,111	1,116
0.617% due 05/25/2031	21	21
0.669% due 06/25/2021	6	6

80	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.797% due 06/25/2041	$1,799	$1,813
0.947% due 06/25/2040	785	791
0.957% due 03/25/2040	921	933
0.967% due 01/25/2040	1,374	1,390
1.119% due 06/25/2021 - 09/25/2021	34	35
1.125% due 04/27/2017	800	816
1.250% due 01/30/2017	800	822
1.348% due 07/01/2042	33	33
1.398% due 09/01/2041	100	104
1.548% due 09/01/2040	17	18
2.053% due 11/01/2035	22	24
2.224% due 11/01/2034	25	27
2.300% due 03/01/2035	8	8
2.573% due 07/01/2035	33	35
2.587% due 05/01/2035	36	39
2.588% due 11/01/2035	86	92
2.810% due 08/01/2035	232	250
3.000% due 10/01/2027 - 10/01/2042	5,600	5,932
3.232% due 08/01/2029	105	112
3.500% due 11/01/2042	2,000	2,140
4.000% due 01/01/2014 - 11/01/2042	55,303	59,566
4.500% due 09/01/2040 - 11/01/2042	19,590	21,261
5.000% due 06/01/2033 - 11/01/2042	17,983	19,687
5.375% due 06/12/2017	1,900	2,306
5.500% due 01/01/2025 - 11/01/2042	15,485	16,972
5.750% due 10/25/2035	75	86
5.799% due 02/01/2031	31	34
6.000% due 03/01/2017 - 10/01/2042	2,473	2,728
6.215% due 12/25/2042	12	14
FDIC Structured Sale Guaranteed Notes
0.732% due 11/29/2037	989	986
2.980% due 12/06/2020	556	586
Freddie Mac
0.257% due 12/25/2036	201	199
0.371% due 07/15/2019 - 08/15/2019	242	243
0.571% due 12/15/2030	4	4
0.621% due 06/15/2018	15	15
0.671% due 11/15/2030	7	7
0.931% due 10/15/2037	336	339
1.000% due 07/28/2017 - 09/29/2017	700	709
1.348% due 02/25/2045	75	73
2.375% due 08/01/2035	184	197
2.739% due 06/01/2035	164	176
2.825% due 07/01/2035	60	64
4.500% due 10/01/2042	9,000	9,681
5.000% due 12/01/2025 - 10/01/2033	103	114
5.500% due 08/23/2017 - 07/01/2038	1,081	1,196
6.000% due 03/01/2016 - 08/01/2016	19	20
6.500% due 07/25/2043	121	140
Ginnie Mae
0.771% due 12/16/2025	5	5
1.625% due 02/20/2032	25	26
1.750% due 06/20/2027	22	23
2.000% due 05/20/2030 - 02/20/2041	406	415

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.500% due 10/20/2026		$8	$9

Total U.S. Government Agencies (Cost $156,366)			158,039

U.S. TREASURY OBLIGATIONS 9.6%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (g)(h)(i)		13,702	14,529
0.125% due 07/15/2022		4,185	4,577
0.625% due 07/15/2021		915	1,048
1.125% due 01/15/2021		105	124
U.S. Treasury Notes
0.500% due 07/31/2017		3,800	3,783
0.750% due 06/30/2017 (h)		900	907

Total U.S. Treasury Obligations (Cost $24,674)			24,968

MORTGAGE-BACKED SECURITIES 5.4%
American Home Mortgage Investment Trust
2.533% due 10/25/2034		155	156
2.709% due 02/25/2045		39	38
Banc of America Funding Corp.
0.280% due 07/25/2037		269	226
2.614% due 05/25/2035		997	1,038
Banc of America Large Loan, Inc.
1.971% due 11/15/2015		93	93
Banc of America Mortgage Trust
3.011% due 03/25/2033		734	731
3.109% due 08/25/2034		601	587
Bear Stearns Adjustable Rate Mortgage Trust
2.911% due 02/25/2033		3	2
2.931% due 01/25/2034		28	29
2.974% due 08/25/2035^		100	78
5.580% due 04/25/2033		37	38
5.606% due 02/25/2033		1	1
Bear Stearns Alt-A Trust
2.890% due 05/25/2035		147	132
3.006% due 09/25/2035		35	28
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		100	110
5.471% due 01/12/2045		300	351
Citigroup Mortgage Loan Trust, Inc.
0.287% due 01/25/2037		131	70
2.570% due 10/25/2035		38	35
2.600% due 05/25/2035		60	58
Countrywide Home Loan Mortgage Pass-Through Trust
2.610% due 02/20/2036		130	98
2.657% due 11/25/2034		101	92
2.722% due 02/20/2035		177	162
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		300	332
5.448% due 01/15/2049		26	26
5.855% due 03/15/2039		100	112
Deutsche Mortgage Securities, Inc.
5.243% due 06/26/2035		200	197
GMAC Mortgage Corp. Loan Trust
3.257% due 11/19/2035		60	54
Granite Master Issuer PLC
0.319% due 12/20/2054		105	103
0.359% due 12/20/2054		732	717
0.838% due 12/20/2054	GBP	139	221
Granite Mortgages PLC
1.011% due 09/20/2044		58	92
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		$100	108
5.444% due 03/10/2039		300	344

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GS Mortgage Securities Corp.
1.103% due 03/06/2020		$185	$185
GSR Mortgage Loan Trust
2.647% due 09/25/2035		299	302
2.749% due 06/25/2034		63	62
5.138% due 11/25/2035		457	459
JPMorgan Mortgage Trust
5.750% due 01/25/2036		116	108
Mellon Residential Funding Corp.
0.661% due 12/15/2030		279	279
Merrill Lynch Floating Trust
0.766% due 07/09/2021		408	403
Merrill Lynch Mortgage Investors Trust
0.467% due 11/25/2035		23	21
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		300	343
Morgan Stanley Capital Trust
5.809% due 12/12/2049		100	120
Opera Finance PLC
0.989% due 04/25/2017	GBP	82	127
Opteum Mortgage Acceptance Corp.
0.497% due 12/25/2035		$163	132
Prime Mortgage Trust
0.617% due 02/25/2019		1	1
0.617% due 02/25/2034		13	11
Structured Adjustable Rate Mortgage Loan Trust
1.636% due 01/25/2035		103	72
2.778% due 02/25/2034		146	148
2.819% due 08/25/2034		203	201
Structured Asset Mortgage Investments, Inc.
0.347% due 03/25/2037		206	136
0.469% due 07/19/2035		85	82
0.497% due 02/25/2036		45	30
Structured Asset Securities Corp.
2.603% due 01/25/2032		3	2
2.843% due 10/28/2035		715	647
UBS Commercial Mortgage Trust
1.139% due 07/15/2024		29	28
Wachovia Bank Commercial Mortgage Trust
0.301% due 06/15/2020		355	340
0.311% due 09/15/2021		329	319
5.012% due 12/15/2035		159	166
WaMu Mortgage Pass-Through Certificates
0.487% due 12/25/2045		43	40
0.507% due 10/25/2045		277	252
0.620% due 11/25/2034		141	136
0.878% due 01/25/2047		52	43
1.344% due 05/25/2041		10	11
1.548% due 06/25/2042		38	36
2.616% due 09/25/2046		100	86
Washington Mutual MSC Mortgage Pass-Through Certificates
2.257% due 02/25/2033		4	4
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 06/25/2035		431	442
2.656% due 10/25/2035		1,609	1,596
4.637% due 01/25/2034		102	103

Total Mortgage-Backed Securities (Cost $13,336)			13,932

ASSET-BACKED SECURITIES 4.8%
Atrium CDO Corp.
0.878% due 06/27/2015		176	174
Avalon Capital Ltd.
0.701% due 02/24/2019		528	519
Babson CLO Ltd.
0.755% due 11/15/2016		258	256

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	81

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Asset-Backed Securities Trust
0.277% due 01/25/2037		$28	$27
1.217% due 10/25/2037		285	220
Countrywide Asset-Backed Certificates
0.587% due 12/25/2034		2,779	2,558
0.697% due 12/25/2031		18	11
Dryden Leveraged Loan CDO
0.684% due 05/22/2017		428	419
Educational Services of America, Inc.
1.367% due 09/25/2040		534	541
Franklin CLO Ltd.
0.649% due 06/15/2018		993	971
GE-WMC Mortgage Securities LLC
0.257% due 08/25/2036		4	2
Gulf Stream Compass CLO Ltd.
0.712% due 01/24/2020		2,075	2,040
Halcyon Structured Asset Management Long/Short Ltd.
0.664% due 08/07/2021		1,100	1,077
Long Beach Mortgage Loan Trust
0.777% due 10/25/2034		6	5
Morgan Stanley ABS Capital
0.267% due 07/25/2036		23	7
Morgan Stanley Investment Management Croton Ltd.
0.715% due 01/15/2018		397	387
Panhandle-Plains Higher Education Authority, Inc.
1.490% due 10/01/2035		303	308
Securitized Asset-Backed Receivables LLC
0.277% due 12/25/2036^		61	16
SLC Student Loan Trust
4.750% due 06/15/2033		290	279
SLM Student Loan Trust
0.512% due 12/15/2023	EUR	534	663
0.529% due 03/15/2017		$50	50
0.692% due 10/25/2023	EUR	800	950
1.321% due 12/15/2021		$254	256
South Carolina Student Loan Corp.
1.168% due 03/02/2020		300	301
Structured Asset Investment Loan Trust
0.577% due 10/25/2035		70	63
Wood Street CLO BV
1.222% due 11/22/2021	EUR	260	326

Total Asset-Backed Securities (Cost $12,480)			12,426

SOVEREIGN ISSUES 9.5%
Hydro-Quebec
2.000% due 06/30/2016		$1,800	1,887
Italy Buoni Poliennali Del Tesoro
2.500% due 03/01/2015	EUR	100	128
3.000% due 04/01/2014		100	130
3.500% due 06/01/2014		100	131
3.750% due 08/01/2015		1,000	1,313
4.250% due 07/01/2014		400	531

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.250% due 08/01/2014	EUR	600	$798
4.500% due 07/15/2015		3,000	4,014
4.750% due 05/01/2017		1,100	1,465
4.750% due 06/01/2017		400	531
5.250% due 08/01/2017		400	544
Italy Certificati Di Credito Del Tesoro
0.000% due 04/30/2013		200	254
0.000% due 01/31/2014		800	1,000
0.000% due 05/30/2014		1,600	1,977
Kommunalbanken A/S
1.375% due 06/08/2017		$900	918
Mexico Government International Bond
6.250% due 06/16/2016	MXN	6,000	489
Province of Ontario
0.950% due 05/26/2015		$2,200	2,228
3.150% due 06/02/2022	CAD	1,000	1,059
3.200% due 09/08/2016		200	215
4.000% due 06/02/2021		300	340
4.300% due 03/08/2017		1,300	1,466
4.400% due 06/02/2019		100	116
Province of Quebec
4.250% due 12/01/2021		300	343
Spain Government International Bond
3.750% due 10/31/2015	EUR	1,900	2,416
4.250% due 01/31/2014		400	520

Total Sovereign Issues (Cost $24,235)			24,813

		SHARES
PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
DG Funding Trust
2.829% due 10/29/2012 (d)		65	484

Total Preferred Securities (Cost $687)			484

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 26.0%

CERTIFICATES OF DEPOSIT 1.9%
Bank of Nova Scotia
0.865% due 10/18/2012		$600	600
Dexia Credit Local
1.400% due 09/20/2013		400	399
1.500% due 09/27/2013		400	399
1.700% due 09/06/2013		1,100	1,100
Intesa Sanpaolo SpA
2.375% due 12/21/2012		1,200	1,186
Itau Unibanco Holding S.A.
2.010% due 11/05/2012		800	799
2.010% due 11/06/2012		400	399

			4,882

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 1.1%
Ford Motor Credit Co.
1.050% due 10/22/2012		$100	$100
Santander Commercial Paper S.A
2.200% due 04/02/2013		2,100	2,077
Standard Chartered Bank
0.950% due 09/26/2013		600	595

			2,772

REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 10/01/2012		666	666

(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $682. Repurchase proceeds are $666.)

ITALY TREASURY BILLS 0.1%
2.210% due 08/14/2013	EUR	200	253

JAPAN TREASURY BILLS 2.8%
0.099% due 10/29/2012 - 11/05/2012 (b)	JPY	580,000	7,433

MEXICO TREASURY BILLS 2.7%
4.462% due 10/04/2012 - 12/27/2012 (b)	MXN	91,900	7,117

SPAIN TREASURY BILLS 0.1%
2.697% due 09/20/2013	EUR	300	373

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 17.0%
PIMCO Short-Term Floating NAV Portfolio		3,139,148	31,463
PIMCO Short-Term Floating NAV Portfolio III		1,260,001	12,604

			44,067

Total Short-Term Instruments (Cost $67,278)			67,563

Total Investments 139.3% (Cost $358,158)			$362,011

Written Options (k) (0.0%) (Premiums $164)			(101)

Other Assets and Liabilities (Net) (39.3%)			(102,109)

Net Assets 100.0%			$259,801

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Principal only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.
(e)	Affiliated to the Fund.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $7,292 at a weighted average interest rate of 0.057%.

82	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(g)	Securities with an aggregate market value of $622 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	Securities with an aggregate market value of $155 and cash of $6 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2014	4	$1
90-Day Eurodollar December Futures	Long	12/2014	122	60
90-Day Eurodollar June Futures	Long	06/2015	85	27
90-Day Eurodollar March Futures	Long	03/2015	41	14

				$102

(i)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $20 and cash of $13 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$	2,800	$21	$21

(j)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Ally Financial, Inc.	GST	5.000%	06/20/2014	1.802%	$	200	$11	$8	$3
Australia Government Bond	BOA	1.000%	06/20/2017	0.499%		100	2	1	1
Australia Government Bond	CBK	1.000%	06/20/2017	0.499%		100	2	1	1
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2016	0.939%		200	0	(3)	3
Berkshire Hathaway Finance Corp.	DUB	1.000%	06/20/2017	1.139%		100	0	(2)	2
Berkshire Hathaway Finance Corp.	FBF	1.000%	09/20/2017	1.176%		200	(2)	(2)	0
Berkshire Hathaway Finance Corp.	UAG	1.000%	09/20/2017	1.176%		200	(1)	(2)	1
Brazil Government International Bond	BRC	1.000%	06/20/2016	0.837%		600	4	(1)	5
Brazil Government International Bond	DUB	1.000%	06/20/2016	0.837%		200	2	0	2
Brazil Government International Bond	DUB	1.000%	06/20/2017	1.026%		500	0	(8)	8
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.704%		600	5	(6)	11
Brazil Government International Bond	HUS	1.000%	03/20/2016	0.791%		200	1	(1)	2
Brazil Government International Bond	HUS	1.000%	06/20/2016	0.837%		700	4	(1)	5
Brazil Government International Bond	HUS	1.000%	06/20/2017	1.026%		300	0	(4)	4
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.704%		100	1	(1)	2
Brazil Government International Bond	JPM	1.000%	06/20/2017	1.026%		300	(1)	(5)	4
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.704%		500	4	(5)	9
China Government International Bond	CBK	1.000%	06/20/2016	0.564%		200	3	2	1
China Government International Bond	FBF	1.000%	06/20/2017	0.778%		200	2	(3)	5
China Government International Bond	JPM	1.000%	06/20/2016	0.564%		400	7	4	3
China Government International Bond	UAG	1.000%	06/20/2016	0.564%		200	3	2	1
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2015	0.656%		400	4	0	4
Export-Import Bank of China	DUB	1.000%	12/20/2016	0.943%		300	1	(24)	25
France Government Bond	BRC	0.250%	06/20/2017	1.037%		600	(21)	(50)	29
France Government Bond	CBK	0.250%	12/20/2015	0.597%		100	(1)	(3)	2
France Government Bond	CBK	0.250%	09/20/2016	0.835%		300	(7)	(17)	10
France Government Bond	DUB	0.250%	09/20/2016	0.835%		900	(21)	(57)	36
France Government Bond	HUS	0.250%	09/20/2016	0.835%		700	(16)	(27)	11
France Government Bond	HUS	0.250%	06/20/2017	1.037%		600	(22)	(50)	28
France Government Bond	MYC	0.250%	09/20/2016	0.835%		1,200	(28)	(43)	15
Gazprom OAO Via Gazprom International S.A.	BRC	1.000%	12/20/2012	0.458%		100	0	(2)	2
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.458%		100	0	(2)	2
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	0.458%		200	0	(4)	4
General Electric Capital Corp.	BPS	1.250%	03/20/2013	0.286%		100	1	0	1
General Electric Capital Corp.	BPS	1.300%	03/20/2013	0.286%		100	1	0	1
General Electric Capital Corp.	BRC	4.400%	12/20/2013	0.412%		100	5	0	5
General Electric Capital Corp.	BRC	4.700%	12/20/2013	0.412%		200	11	0	11
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.412%		300	14	0	14
General Electric Capital Corp.	CBK	4.200%	12/20/2013	0.412%		300	14	0	14
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.412%		200	10	0	10
General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.412%		300	15	0	15
Japan Government International Bond	BOA	1.000%	12/20/2015	0.459%		500	9	9	0
Japan Government International Bond	BOA	1.000%	03/20/2016	0.520%		900	16	13	3

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	83

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Japan Government International Bond	BRC	1.000%	06/20/2015	0.403%	$	400	$6	$6	$0
Japan Government International Bond	BRC	1.000%	03/20/2016	0.520%		1,200	20	16	4
Japan Government International Bond	GST	1.000%	06/20/2017	0.767%		200	2	0	2
Japan Government International Bond	JPM	1.000%	03/20/2016	0.520%		1,200	20	10	10
Japan Government International Bond	MYC	1.000%	12/20/2015	0.459%		400	7	7	0
Japan Government International Bond	MYC	1.000%	06/20/2017	0.767%		200	2	0	2
Japan Government International Bond	UAG	1.000%	12/20/2015	0.459%		500	9	8	1
MetLife, Inc.	BOA	1.000%	12/20/2014	1.084%		900	(1)	(16)	15
MetLife, Inc.	CBK	1.000%	12/20/2014	1.084%		100	(1)	(2)	1
Mexico Government International Bond	BRC	1.000%	06/20/2017	0.927%		300	2	(4)	6
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.689%		500	5	(3)	8
Mexico Government International Bond	DUB	1.000%	06/20/2017	0.927%		100	1	(1)	2
Republic of Germany	BRC	0.250%	06/20/2017	0.465%		900	(9)	(26)	17
Republic of Germany	CBK	0.250%	09/20/2016	0.347%		1,800	(7)	(39)	32
Republic of Germany	MYC	0.250%	09/20/2016	0.347%		2,200	(8)	(63)	55
Republic of Korea	BRC	1.000%	06/20/2017	0.755%		200	3	(2)	5
Republic of Korea	JPM	1.000%	12/20/2012	0.201%		400	0	(3)	3
Republic of Korea	UAG	1.000%	06/20/2017	0.755%		400	4	(5)	9
U.S. Treasury Notes	BPS	0.250%	09/20/2016	0.235%	EUR	900	1	(17)	18
United Kingdom Gilt	BPS	1.000%	03/20/2015	0.176%	$	300	6	2	4
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.270%		500	12	6	6
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.270%		400	10	7	3
United Kingdom Gilt	GST	1.000%	03/20/2015	0.176%		100	3	1	2
United Kingdom Gilt	GST	1.000%	03/20/2016	0.270%		300	8	5	3
United Kingdom Gilt	GST	1.000%	09/20/2016	0.337%		600	16	10	6
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.176%		700	14	3	11
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.337%		2,700	72	26	46
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.306%		700	18	12	7

							$249	$(343)	$592

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$	1,400	$123	$137	$(14)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015		200	17	25	(8)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		700	62	78	(16)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		900	78	113	(35)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015		300	30	39	(9)
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015		300	31	26	5
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		1,061	2	0	2
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		96	2	0	2
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049		100	(6)	(6)	0
CMBX.NA.AAA.3 Index	DUB	0.080%	12/13/2049		300	(17)	(17)	0

						$322	$395	$(73)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

84	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA	MXN	12,000	$12	$(4)	$16
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		5,000	4	(1)	5
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		10,000	9	(2)	11
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		9,600	8	(1)	9
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		4,000	3	0	3

							$36	$(8)	$44

(k)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	$	400	$2	$0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		2,800	8	0
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		500	2	(2)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		500	2	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		800	7	0
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		600	2	(2)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		600	2	0
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		1,500	2	(4)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		1,500	4	(2)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		8,900	9	(36)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		1,200	4	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		7,700	15	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		15,300	86	(38)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		800	2	(3)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		800	2	0
Call - OTC 5-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013	EUR	800	5	(3)
Put - OTC 5-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		800	5	(5)
Call - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013		400	2	(2)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		400	3	(3)

								$164	$(101)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount in $		Notional Amount in EUR		Premium
Balance at 03/31/2012	0	$	41,400	EUR	0	$434
Sales	85		58,100		2,400	201
Closing Buys	(85)		(38,600)		0	(430)
Expirations	0		0		0	0
Exercised	0		(17,000)		0	(41)

Balance at 09/30/2012	0	$	43,900	EUR	2,400	$164

(l)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	10/01/2042	$3,000	$3,276	$(3,271)
Fannie Mae	5.500%	10/01/2042	4,000	4,398	(4,386)

				$7,674	$(7,657)

(m)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	125	$	129	RBC	$0	$(1)	$(1)
10/2012	EUR	124		160	JPM	1	0	1
10/2012	JPY	120,000		1,536	BOA	0	(2)	(2)
10/2012		550,000		7,090	RYL	44	(3)	41
10/2012	MXN	42,582		3,141	JPM	0	(167)	(167)
10/2012	$	159	EUR	123	JPM	0	(1)	(1)
11/2012	JPY	40,000	$	512	FBF	0	(1)	(1)
11/2012		310,000		3,943	JPM	0	(30)	(30)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	85

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
11/2012	MXN	35,527	$	2,613	UAG	$0	$(139)	$(139)
12/2012	CAD	1,790		1,848	CBK	31	0	31
12/2012		1,640		1,679	DUB	14	0	14
12/2012	EUR	5		6	BPS	0	0	0
12/2012		4,166		5,271	BRC	0	(87)	(87)
12/2012		1,853		2,411	CBK	28	0	28
12/2012		4,750		6,079	HUS	3	(33)	(30)
12/2012		208		269	JPM	1	0	1
12/2012		123		157	UAG	0	(1)	(1)
12/2012	GBP	263		420	RYL	0	(4)	(4)
12/2012	JPY	23,598		301	BRC	0	(1)	(1)
12/2012	MXN	12,765		980	CBK	0	(4)	(4)
12/2012		8,861		654	HUS	0	(30)	(30)
12/2012		689		50	UAG	0	(3)	(3)
12/2012	$	200	BRL	409	BRC	0	0	0
12/2012		400		818	JPM	0	0	0
12/2012		300		616	MSC	1	0	1
12/2012		100		204	UAG	0	0	0
12/2012		4,873	JPY	384,547	FBF	58	0	58
12/2012		700	MXN	9,053	GLM	0	(1)	(1)
12/2012		700		9,049	UAG	0	(1)	(1)
01/2013	EUR	100	$	124	DUB	0	(5)	(5)
01/2013		670		823	UAG	0	(39)	(39)
02/2013	CNY	1,050		166	BRC	1	0	1
02/2013		1,259		200	FBF	2	0	2
02/2013		3,789		600	UAG	4	0	4
02/2013	$	962	CNY	6,098	DUB	0	(3)	(3)
05/2013	EUR	1,600	$	2,027	JPM	0	(34)	(34)
08/2013		200		252	BPS	0	(5)	(5)
09/2013		1,800		2,262	BOA	0	(60)	(60)
01/2014		800		1,010	BPS	0	(24)	(24)
04/2014		100		127	CBK	0	(2)	(2)
05/2014		800		1,012	BPS	0	(23)	(23)
06/2014		100		127	FBF	0	(2)	(2)

						$188	$(706)	$(518)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$1,177	$0	$1,177
Corporate Bonds & Notes
Banking & Finance	0	38,904	728	39,632
Industrials	0	13,504	0	13,504
Utilities	0	3,718	0	3,718
Municipal Bonds & Notes
Florida	0	120	0	120
Louisiana	0	401	0	401
New Jersey	0	100	0	100
New York	0	1,134	0	1,134
U.S. Government Agencies	0	157,053	986	158,039
U.S. Treasury Obligations	0	24,968	0	24,968
Mortgage-Backed Securities	0	13,932	0	13,932
Asset-Backed Securities	0	10,914	1,512	12,426
Sovereign Issues	0	24,813	0	24,813
Preferred Securities
Banking & Finance	0	0	484	484
Short-Term Instruments
Certificates of Deposit	0	4,882	0	4,882
Commercial Paper	2,077	695	0	2,772
Repurchase Agreements	0	666	0	666
Italy Treasury Bills	0	253	0	253

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Japan Treasury Bills	$0	$7,433	$0	$7,433
Mexico Treasury Bills	0	7,117	0	7,117
Spain Treasury Bills	0	373	0	373
PIMCO Short-Term Floating NAV Portfolios	44,067	0	0	44,067
	$46,144	$312,157	$3,710	$362,011

Short Sales, at value	$0	$(7,657)	$0	$(7,657)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	601	0	601
Foreign Exchange Contracts	0	188	0	188
Interest Rate Contracts	102	65	0	167
	$102	$854	$0	$956

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(82)	0	(82)
Foreign Exchange Contracts	0	(706)	0	(706)
Interest Rate Contracts	0	(101)	0	(101)
	$0	$(889)	$0	$(889)

Totals	$46,246	$304,465	$3,710	$354,421

86	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$200	$700	$0	$0	$0	$28	$0	$(200)	$728	$28
U.S. Government Agencies	1,120	0	(137)	0	0	3	0	0	986	3
Asset-Backed Securities	227	1,049	(200)	0	3	0	561	(128)	1,512	(1)
Preferred Securities
Banking & Finance	487	0	0	0	0	(3)	0	0	484	(3)

Totals	$2,034	$1,749	$(337)	$0	$3	$28	$561	$(328)	$3,710	$27

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$728	Third Party Vendor	Broker Quote	104.00
U.S. Government Agencies	986	Third Party Vendor	Broker Quote	99.75
Asset-Backed Securities	971	Benchmark Pricing	Base Price	97.79
	541	Third Party Vendor	Broker Quote	101.38
Preferred Securities
Banking & Finance	484	Benchmark Pricing	Base Price	0.75

Total	$3,710

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$7	$7
Unrealized appreciation on foreign currency contracts	0	0	0	188	0	188
Unrealized appreciation on OTC swap agreements	0	601	0	0	44	645

	$0	$601	$0	$188	$51	$840

Liabilities:
Written options outstanding	$0	$0	$0	$0	$101	$101
Unrealized depreciation on foreign currency contracts	0	0	0	706	0	706
Unrealized depreciation on OTC swap agreements	0	82	0	0	0	82

	$0	$82	$0	$706	$101	$889

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	87

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain on futures contracts	$0	$0	$0	$0	$38	$38
Net realized gain on written options	0	0	0	0	430	430
Net realized gain on swaps	0	258	0	0	437	695
Net realized (loss) on foreign currency transactions	0	0	0	(886)	0	(886)

	$0	$258	$0	$(886)	$905	$277

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$251	$251
Net change in unrealized (depreciation) on written options	0	0	0	0	(346)	(346)
Net change in unrealized appreciation (depreciation) on swaps	0	350	0	0	(460)	(110)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	65	0	65

	$0	$350	$0	$65	$(555)	$(140)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $102 and open centrally cleared swaps cumulative appreciation of $21 as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(8)	$0	$(8)
BPS	(43)	0	(43)
BRC	91	0	91
CBK	91	0	91
DUB	0	0	0
FBF	57	0	57
GLM	2	0	2
GST	57	(260)	(203)
HUS	(18)	0	(18)
JPM	(187)	274	87
MSC	1	0	1
MYC	131	0	131
RBC	(1)	0	(1)
RYL	(38)	0	(38)
UAG	(145)	347	203

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

88	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Moderate Duration Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%
Novelis, Inc.
4.000% due 03/10/2017	$2,358	$2,366

Total Bank Loan Obligations (Cost $2,341)		2,366

CORPORATE BONDS & NOTES 28.1%

BANKING & FINANCE 22.5%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	2,100	2,161
Ally Financial, Inc.
3.638% due 02/11/2014	900	910
4.500% due 02/11/2014	4,500	4,612
4.625% due 06/26/2015	3,100	3,181
6.000% due 02/15/2019	12	12
6.000% due 03/15/2019	51	50
6.100% due 09/15/2019	52	51
6.150% due 08/15/2019	85	85
6.150% due 09/15/2019	37	36
6.200% due 04/15/2019	84	83
6.250% due 07/15/2019	30	30
6.350% due 02/15/2016	60	60
6.350% due 07/15/2019	10	10
6.400% due 12/15/2018	15	15
6.500% due 06/15/2018	30	30
6.600% due 05/15/2018	14	14
6.650% due 08/15/2016	10	10
6.700% due 06/15/2018	27	27
6.700% due 06/15/2019	20	20
6.750% due 08/15/2016	20	20
6.750% due 11/15/2016	10	10
6.750% due 07/15/2018	41	41
6.750% due 10/15/2018	10	10
6.750% due 05/15/2019	84	84
6.750% due 06/15/2019	38	38
6.800% due 09/15/2016	62	62
6.800% due 10/15/2018	35	35
6.875% due 07/15/2018	21	21
6.900% due 06/15/2017	25	25
6.900% due 07/15/2018	107	107
6.900% due 08/15/2018	17	17
7.000% due 08/15/2016	22	22
7.000% due 11/15/2016	27	27
7.000% due 12/15/2016	20	20
7.000% due 07/15/2017	59	58
7.000% due 02/15/2018	26	26
7.000% due 05/15/2018	51	50
7.000% due 08/15/2018	11	11
7.000% due 09/15/2018	15	15
7.050% due 03/15/2018	49	49
7.050% due 04/15/2018	11	11
7.200% due 10/15/2017	10	10
7.250% due 09/15/2017	214	214
7.250% due 08/15/2018	53	53
7.300% due 01/15/2018	10	10
7.375% due 11/15/2016	56	56
7.375% due 04/15/2018	21	21
7.500% due 12/15/2017	10	10
8.000% due 11/01/2031	10,000	11,556
American Express Bank FSB
0.528% due 06/12/2017	18,000	17,398
5.500% due 04/16/2013	400	411
American Express Centurion Bank
5.550% due 10/17/2012	3,200	3,206
American International Group, Inc.
3.650% due 01/15/2014	32,200	33,169
5.450% due 05/18/2017	5,100	5,828
5.850% due 01/16/2018	100	116

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.400% due 12/15/2020		$600	$732
8.175% due 05/15/2068		600	737
8.250% due 08/15/2018		6,650	8,574
ANZ National International Ltd.
6.200% due 07/19/2013		2,600	2,705
Australia & New Zealand Banking Group Ltd.
1.289% due 05/08/2013		4,700	4,707
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		20,000	21,300
Banco Santander Brasil S.A.
2.485% due 03/18/2014		500	492
Bank of America Corp.
0.765% due 08/15/2016		900	831
5.650% due 05/01/2018		35	40
7.375% due 05/15/2014		13,700	15,003
Bank of America N.A.
0.669% due 06/15/2016		17,500	16,515
Banque PSA Finance S.A.
2.361% due 04/04/2014		3,400	3,334
Barclays Bank PLC
10.179% due 06/12/2021		11,920	15,551
Bear Stearns Cos. LLC
7.250% due 02/01/2018		12,630	15,782
BNP Paribas S.A.
0.860% due 04/08/2013		7,900	7,887
5.000% due 01/15/2021		3,700	4,102
BPCE S.A.
2.375% due 10/04/2013		600	603
Citigroup, Inc.
0.678% due 06/09/2016		26,300	24,328
1.906% due 01/13/2014		3,700	3,732
5.500% due 04/11/2013		14,853	15,219
6.000% due 12/13/2013		200	212
6.500% due 08/19/2013		886	930
8.500% due 05/22/2019		5,948	7,878
Credit Suisse
5.000% due 05/15/2013		300	308
Dexia Credit Local S.A.
0.814% due 03/05/2013		14,600	14,497
0.927% due 04/29/2014		6,800	6,608
Export Credit Bank of Turkey
5.875% due 04/24/2019		2,200	2,427
Export-Import Bank of Korea
4.125% due 09/09/2015		100	108
5.875% due 01/14/2015		5,300	5,848
8.125% due 01/21/2014		500	546
FCE Bank PLC
7.250% due 07/15/2013	EUR	1,150	1,545
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		$500	567
7.000% due 10/01/2013		3,800	4,026
8.000% due 12/15/2016		1,100	1,318
General Electric Capital Corp.
6.500% due 09/15/2067	GBP	800	1,278
Goldman Sachs Group, Inc.
0.853% due 07/22/2015		$10,349	10,023
5.000% due 10/01/2014		4,215	4,516
5.250% due 07/27/2021		3,100	3,424
6.750% due 10/01/2037		7,209	7,755
7.500% due 02/15/2019		20,000	24,840
HCP, Inc.
5.625% due 02/28/2013		2,400	2,446
5.650% due 12/15/2013		5,000	5,279
Hyundai Capital Services, Inc.
6.000% due 05/05/2015		1,000	1,101
Industrial Bank of Korea
3.750% due 09/29/2016		500	538

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ING Bank NV
1.808% due 06/09/2014		$2,100	$2,108
Intesa Sanpaolo SpA
2.831% due 02/24/2014		3,300	3,252
JPMorgan Chase & Co.
1.139% due 05/02/2014		21,000	21,158
JPMorgan Chase Bank N.A.
0.729% due 06/13/2016		7,900	7,621
JPMorgan Chase Capital
1.312% due 09/30/2034		110	84
Korea Development Bank
3.250% due 03/09/2016		8,000	8,436
8.000% due 01/23/2014		2,500	2,724
Korea Exchange Bank
4.875% due 01/14/2016		700	763
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (c)		7,600	8,537
Macquarie Bank Ltd.
6.625% due 04/07/2021		3,100	3,323
Merrill Lynch & Co., Inc.
0.590% due 05/30/2014	EUR	3,600	4,553
1.149% due 09/15/2026		$1,400	1,035
5.450% due 02/05/2013		300	305
6.875% due 04/25/2018		2,050	2,460
6.875% due 11/15/2018		18,000	21,768
8.680% due 05/02/2017		95	111
8.950% due 05/18/2017		95	110
Morgan Stanley
1.427% due 04/29/2013		7,500	7,509
2.937% due 05/14/2013		1,800	1,818
3.450% due 11/02/2015		18,300	18,767
5.375% due 10/15/2015		12,700	13,689
6.625% due 04/01/2018		500	575
National Australia Bank Ltd.
1.178% due 04/11/2014		12,500	12,584
Pricoa Global Funding
5.400% due 10/18/2012		10,890	10,911
Principal Life Income Funding Trusts
5.300% due 04/24/2013		1,900	1,952
Regions Financial Corp.
7.750% due 11/10/2014		9,600	10,704
Royal Bank of Scotland Group PLC
5.000% due 11/12/2013		100	103
7.640% due 09/29/2017 (c)		9,400	7,778
SLM Corp.
0.582% due 06/17/2013	EUR	1,150	1,456
5.050% due 11/14/2014		$1,200	1,273
6.250% due 01/25/2016		7,800	8,502
8.450% due 06/15/2018		10,000	11,765
8.780% due 09/15/2016	MXN	131,600	9,751
Springleaf Finance Corp.
6.900% due 12/15/2017		$3,900	3,334
SSIF Nevada LP
1.155% due 04/14/2014		20,100	20,199
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/2015		11,300	11,423
UBS AG
5.875% due 12/20/2017		1,650	1,956
Wachovia Corp.
0.825% due 10/15/2016		5,200	5,036
5.500% due 05/01/2013		700	721
Weyerhaeuser Co.
7.500% due 03/01/2013		6,000	6,143

			610,703

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	89

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 3.3%
Abbott Laboratories
5.150% due 11/30/2012	$20	$20
America Movil S.A.B. de C.V.
5.750% due 01/15/2015	75	83
Amgen, Inc.
6.150% due 06/01/2018	6,200	7,588
BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	90	92
Caterpillar, Inc.
0.605% due 05/21/2013	300	301
Continental Airlines Pass-Through Trust
8.048% due 05/01/2022	27	31
COX Communications, Inc.
7.125% due 10/01/2012	17	17
Daimler Finance North America LLC
1.599% due 09/13/2013	1,600	1,612
Dow Chemical Co.
6.000% due 10/01/2012	6,914	6,914
HCA, Inc.
6.500% due 02/15/2020	100	112
JetBlue Airways Pass-Through Trust
0.764% due 12/15/2013	101	99
Limited Brands, Inc.
6.900% due 07/15/2017	1,600	1,848
Marks & Spencer PLC
6.250% due 12/01/2017	1,600	1,776
Petrobras International Finance Co.
7.875% due 03/15/2019	400	505
Philip Morris International, Inc.
4.875% due 05/16/2013	5,100	5,241
RR Donnelley & Sons Co.
5.500% due 05/15/2015	3	3
Tennessee Gas Pipeline Co. LLC
7.000% due 03/15/2027	7,800	10,404
Teva Pharmaceutical Finance Co. BV
1.339% due 11/08/2013	23,200	23,424
Time Warner, Inc.
5.875% due 11/15/2016	1,600	1,899
UAL Pass-Through Trust
10.400% due 05/01/2018	85	98
United Technologies Corp.
0.688% due 12/02/2013	25,800	25,911

		87,978

UTILITIES 2.3%
BellSouth Corp.
4.020% due 04/26/2021	15,200	15,489
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015	5,000	5,838
DTE Energy Co.
1.118% due 06/03/2013	1,400	1,404
Gazprom OAO Via Gaz Capital S.A.
8.625% due 04/28/2034	7,900	11,100
Gazprom OAO Via RBS AG
9.625% due 03/01/2013	130	135
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	14,000	15,662
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	10,200	11,052
Nevada Power Co.
7.125% due 03/15/2019	1,130	1,474
Southern California Edison Co.
5.000% due 01/15/2014	50	53

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Southwestern Electric Power Co.
6.450% due 01/15/2019	$135	$166

		62,373

Total Corporate Bonds & Notes (Cost $718,702)		761,054

MUNICIPAL BONDS & NOTES 0.9%

CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.918% due 04/01/2040	100	139
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	132
7.550% due 04/01/2039	700	950
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	103
California State General Obligation Notes, Series 2009
6.200% due 10/01/2019	100	118
Contra Costa Community College District, California General Obligation Bonds, (BABs), Series 2010
6.504% due 08/01/2034	500	621
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	200	205
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	200	270

		2,538

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,100	1,336
Cook County, Illinois Township High School District No. 21 J. Sterling Morton General Obligation Bonds, (AGM/CR/AMBAC Insured), Series 2004
0.000% due 12/01/2015	3,000	2,714
0.000% due 12/01/2017	2,500	2,086
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
0.406% due 01/01/2019	250	261

		6,397

NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.389% due 06/15/2013	9,300	9,310
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	100	143

		9,453

NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	1,000	1,290
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
8.946% due 12/15/2013	345	409
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.008% due 08/01/2027	600	702
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	100	123

		2,524

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 0.1%
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
5.999% due 12/01/2044	$2,000	$2,753

WISCONSIN 0.0%
Wisconsin State Revenue Bonds, (AGM Insured), Series 2008
5.050% due 05/01/2018	800	933

Total Municipal Bonds & Notes (Cost $22,914)		24,598

U.S. GOVERNMENT AGENCIES 36.7%
Fannie Mae
0.277% due 07/25/2037	1,181	1,136
0.527% due 04/25/2037	1,172	1,177
0.617% due 11/25/2032	1	1
0.647% due 11/25/2040	2,695	2,704
0.697% due 11/25/2040	2,359	2,372
0.767% due 06/25/2041	17,061	17,194
0.875% due 08/28/2017	900	906
0.897% due 02/25/2041	780	786
1.250% due 01/30/2017	6,000	6,166
1.348% due 10/01/2044	72	74
2.043% due 04/01/2027	5	5
2.310% due 08/01/2022	200	206
2.500% due 03/01/2027 - 11/01/2027	99,691	104,690
2.609% due 02/01/2035	47	51
2.634% due 10/01/2037	44	48
2.840% due 06/01/2035	4,549	4,889
3.000% due 10/01/2027 - 11/01/2042	12,000	12,689
3.500% due 11/01/2042	15,000	16,048
4.000% due 04/01/2023 - 11/01/2042	215,201	231,892
4.500% due 05/01/2018 - 11/01/2042	175,354	189,858
4.761% due 01/01/2027	35	36
4.993% due 03/01/2034	67	73
5.000% due 02/13/2017 - 11/01/2042	78,407	85,530
5.246% due 11/01/2035	42	45
5.375% due 06/12/2017	500	607
5.500% due 09/01/2024 - 11/01/2042	55,990	61,523
5.646% due 05/01/2037	101	109
5.725% due 06/01/2036	66	72
5.795% due 05/01/2037	96	105
5.844% due 02/01/2037	62	67
6.000% due 09/25/2016 - 01/01/2039	6,584	7,335
6.215% due 12/25/2042	257	298
6.236% due 09/01/2036	67	73
6.500% due 01/01/2013 - 06/25/2044	17,894	22,913
7.000% due 06/01/2016 - 05/01/2032	90	104
7.500% due 03/01/2015 - 07/25/2041	90	100
8.000% due 06/01/2015 - 08/01/2031	22	26
8.400% due 08/25/2019	1	1
Freddie Mac
0.371% due 07/15/2019 - 08/15/2019	3,183	3,189
0.451% due 02/15/2019	101	101

90	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.721% due 10/15/2040	$3,160	$3,180
0.821% due 12/15/2037	2,056	2,077
1.000% due 03/08/2017 - 09/29/2017	14,700	14,898
1.250% due 08/01/2019	200	201
1.750% due 05/30/2019	2,300	2,387
2.375% due 01/13/2022	1,600	1,682
3.060% due 05/01/2035	77	82
3.750% due 03/27/2019	200	233
4.500% due 05/01/2030 - 10/01/2042	110,888	119,454
5.000% due 10/01/2033 - 07/01/2041	716	786
5.500% due 06/01/2017 - 07/01/2038	3,149	3,476
5.923% due 05/01/2037	118	128
6.000% due 09/01/2013 - 11/01/2037	807	896
6.500% due 12/01/2021 - 07/25/2043	259	290
7.000% due 04/01/2032 - 01/01/2033	74	88
8.400% due 08/15/2021	1	2
8.500% due 04/15/2025	152	176
Ginnie Mae
0.671% due 10/16/2030	13	13
0.821% due 02/16/2030	339	345
0.871% due 02/16/2030	211	215
1.625% due 11/20/2025 - 07/20/2034	239	248
1.750% due 06/20/2032	4	4
2.125% due 11/20/2034	6	6
2.500% due 11/20/2017	12	12
3.000% due 03/20/2020	4	4
3.500% due 12/20/2017	9	9
5.500% due 01/15/2017 - 11/20/2032	17,111	19,900
5.750% due 08/20/2037	20	25
6.500% due 01/20/2034 - 08/20/2034	42	50
7.000% due 07/15/2031 - 12/15/2032	42	50
7.500% due 01/15/2031	13	13
8.000% due 04/15/2017 - 11/15/2022	346	372
9.000% due 10/15/2017	1	1
9.500% due 08/15/2021 - 12/15/2021	8	10
Small Business Administration
4.340% due 03/01/2024	35	39
4.504% due 02/10/2014	9	9
4.727% due 02/10/2019	28,029	30,325
4.750% due 07/01/2025	9,397	10,485
5.130% due 09/01/2023	8	9
U.S. Department of Housing and Urban Development
5.070% due 08/01/2015	2,000	2,069
5.290% due 08/01/2017	5,000	5,206

Total U.S. Government Agencies (Cost $976,239)		994,654

U.S. TREASURY OBLIGATIONS 12.8%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016	519	550
0.125% due 01/15/2022	6,782	7,405
0.125% due 07/15/2022	1,494	1,635
0.625% due 07/15/2021 (h)(i)	86,509	99,067
1.125% due 01/15/2021	943	1,117

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.250% due 07/15/2020	$3,467	$4,148
1.750% due 01/15/2028	437	568
2.000% due 01/15/2026	46,752	61,526
2.375% due 01/15/2025	14,100	19,171
2.500% due 01/15/2029	1,494	2,141
U.S. Treasury Notes
0.750% due 06/30/2017 (g)(h)(i)	95,700	96,463
1.000% due 06/30/2019 (h)	420	420
1.000% due 09/30/2019 (a)	5,200	5,185
1.125% due 05/31/2019	10,500	10,607
1.500% due 08/31/2018	30,200	31,396
2.625% due 04/30/2018	400	441
2.875% due 03/31/2018	400	447
3.500% due 02/15/2018	4,700	5,393
3.625% due 02/15/2020	900	1,061

Total U.S. Treasury Obligations (Cost $327,755)		348,741

MORTGAGE-BACKED SECURITIES 5.9%
Adjustable Rate Mortgage Trust
5.266% due 10/25/2035	250	237
American Home Mortgage Investment Trust
2.155% due 09/25/2045	5,142	4,579
2.709% due 02/25/2045	1,064	1,036
Banc of America Funding Corp.
0.459% due 05/20/2035	6,927	5,788
2.614% due 05/25/2035	1,558	1,622
2.634% due 02/20/2036	920	919
Banc of America Large Loan, Inc.
1.971% due 11/15/2015	6,480	6,488
Banc of America Mortgage Trust
2.965% due 02/25/2034	217	217
5.500% due 07/25/2035	487	490
Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035	727	736
2.638% due 04/25/2033	47	47
2.735% due 01/25/2035	145	129
2.911% due 02/25/2033	50	46
2.959% due 02/25/2034	146	145
3.078% due 03/25/2035	272	275
3.101% due 07/25/2034	110	106
5.606% due 02/25/2033	35	35
Bear Stearns Alt-A Trust
0.487% due 08/25/2035	6,443	5,478
2.568% due 10/25/2033	45	41
2.890% due 05/25/2035	2,819	2,542
3.006% due 09/25/2035	979	796
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	110
5.471% due 01/12/2045	300	351
Chase Mortgage Finance Corp.
3.011% due 02/25/2037	1,004	1,001
6.000% due 03/25/2037^	1,291	1,114
Citicorp Mortgage Securities, Inc.
5.500% due 04/25/2035	306	312
5.500% due 12/25/2036	7,898	8,023
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035	7,521	7,475
2.901% due 03/25/2034	122	121
3.109% due 09/25/2037^	56	42
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	145	166
Countrywide Alternative Loan Trust
0.387% due 05/25/2047	1,241	889
1.148% due 12/25/2035	163	115

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Home Loan Mortgage Pass-Through Trust
0.507% due 04/25/2035		$225	$158
2.657% due 11/25/2034		1,410	1,292
2.722% due 02/20/2035		2,455	2,249
5.000% due 08/25/2019		138	142
5.124% due 03/25/2034		1,849	1,844
Credit Suisse First Boston Mortgage Securities Corp.
0.888% due 03/25/2032		35	30
Credit Suisse Mortgage Capital Certificates
0.391% due 10/15/2021		871	847
5.311% due 12/15/2039		145	166
5.383% due 02/15/2040		395	437
5.855% due 03/15/2039		100	112
5.866% due 06/15/2039		55	55
6.407% due 02/15/2041		12,100	14,163
CW Capital Cobalt Commercial Mortgage Trust
5.223% due 08/15/2048		145	164
First Horizon Alternative Mortgage Securities
2.603% due 09/25/2035		118	99
First Horizon Mortgage Pass-Through Trust
5.500% due 01/25/2035		718	708
Granite Master Issuer PLC
0.319% due 12/20/2054		1,186	1,161
0.319% due 12/20/2054	EUR	1,569	1,977
0.339% due 12/20/2054		3,870	4,878
0.838% due 12/20/2054	GBP	1,186	1,876
Granite Mortgages PLC
0.844% due 01/20/2044	EUR	211	268
1.011% due 09/20/2044	GBP	1,132	1,793
1.163% due 01/20/2044		192	306
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		$100	108
5.444% due 03/10/2039		200	230
GS Mortgage Securities Corp.
1.103% due 03/06/2020		2,247	2,247
GSR Mortgage Loan Trust
2.646% due 09/25/2035		474	476
Harborview Mortgage Loan Trust
0.409% due 01/19/2038		8,868	6,399
Indymac Adjustable Rate Mortgage Trust
1.717% due 01/25/2032		31	29
Indymac Index Mortgage Loan Trust
0.467% due 02/25/2037		10,900	3,514
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		315	365
5.918% due 02/12/2049		60	71
JPMorgan Mortgage Trust
4.761% due 02/25/2034		195	199
5.003% due 02/25/2035		544	556
Mall Funding PLC
1.455% due 04/22/2017	GBP	6,564	10,016
MASTR Reperforming Loan Trust
8.000% due 07/25/2035		$240	250
Mellon Residential Funding Corp.
0.651% due 08/15/2032		407	410
Merrill Lynch Mortgage Investors Trust
0.467% due 11/25/2035		226	207
Merrill Lynch Mortgage Investors, Inc.
0.427% due 02/25/2036		1,083	920
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		235	269
5.485% due 03/12/2051		400	457
5.810% due 06/12/2050		150	168
Morgan Stanley Capital Trust
5.610% due 04/15/2049		268	283
5.692% due 04/15/2049		4,400	5,062
5.809% due 12/12/2049		310	371

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	91

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Mortgage Loan Trust
2.541% due 06/25/2036	$377	$344
Morgan Stanley Re-REMIC Trust
5.983% due 08/15/2045	15,000	17,739
Prime Mortgage Trust
0.617% due 02/25/2019	13	12
0.617% due 02/25/2034	231	210
Residential Funding Mortgage Securities, Inc. Trust
3.338% due 09/25/2035	541	430
3.601% due 09/25/2035	2,336	2,051
Structured Adjustable Rate Mortgage Loan Trust
2.788% due 07/25/2034	430	423
Structured Asset Mortgage Investments, Inc.
0.469% due 07/19/2035	2,544	2,473
1.059% due 10/19/2033	59	54
Structured Asset Securities Corp.
2.514% due 02/25/2032	16	16
Wachovia Bank Commercial Mortgage Trust
0.301% due 06/15/2020	2,281	2,187
5.509% due 04/15/2047	300	346
WaMu Mortgage Pass-Through Certificates
0.507% due 10/25/2045	714	651
0.537% due 01/25/2045	210	199
1.348% due 11/25/2042	179	167
2.344% due 02/27/2034	4	4
Washington Mutual MSC Mortgage Pass-Through Certificates
6.500% due 08/25/2034	115	119
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 11/25/2034	5,812	5,827
2.615% due 01/25/2035	4,549	4,557
2.617% due 03/25/2036	2,784	2,673
2.620% due 06/25/2035	315	321
2.644% due 03/25/2035	544	537

Total Mortgage-Backed Securities (Cost $146,737)		160,143

ASSET-BACKED SECURITIES 3.7%
ACE Securities Corp.
0.707% due 08/25/2035	6,700	6,142
Babson CLO Ltd.
0.687% due 11/10/2019	2,805	2,724
Bayview Financial Acquisition Trust
5.660% due 12/28/2036	1,414	1,452
Carrington Mortgage Loan Trust
0.317% due 05/25/2036	24	23
Centex Home Equity
4.670% due 09/25/2034	378	368
Conseco Finance
7.550% due 04/15/2032	11	12
First Franklin Mortgage Loan Trust
0.327% due 11/25/2036	6,420	6,286
First NLC Trust
0.917% due 12/25/2035	18	18
Fremont Home Loan Owner Trust
1.007% due 12/25/2029	118	89
Galaxy CLO Ltd.
0.691% due 04/25/2019	9,863	9,537
Hillmark Funding
0.685% due 05/21/2021	6,800	6,510
HSBC Home Equity Loan Trust
0.479% due 01/20/2035	15	15
0.509% due 01/20/2034	1,735	1,697
Long Beach Mortgage Loan Trust
0.777% due 10/25/2034	87	72

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nelnet Student Loan Trust
1.151% due 07/25/2018		$154	$155
Panhandle-Plains Higher Education Authority, Inc.
1.490% due 10/01/2035		3,869	3,930
Penta CLO S.A.
1.166% due 06/04/2024	EUR	32,826	38,882
SLM Student Loan Trust
0.531% due 04/26/2021		$154	154
1.321% due 08/15/2023		9,964	10,039
3.500% due 08/17/2043		9,296	9,035
South Carolina Student Loan Corp.
0.901% due 01/25/2021		102	102
Structured Asset Securities Corp.
0.447% due 07/25/2035		59	58
1.715% due 04/25/2035		2,274	2,175

Total Asset-Backed Securities (Cost $95,673)			99,475

SOVEREIGN ISSUES 9.5%
Canada Housing Trust
3.750% due 03/15/2020	CAD	3,400	3,890
3.800% due 06/15/2021		300	347
Hydro-Quebec
0.750% due 03/28/2013 (c)		$5,000	3,526
Indonesia Government International Bond
7.500% due 01/15/2016		2,900	3,422
Italy Buoni Poliennali Del Tesoro
2.250% due 11/01/2013	EUR	38,300	49,410
2.500% due 03/01/2015		8,700	11,126
3.000% due 04/01/2014		500	651
3.500% due 06/01/2014		800	1,049
4.250% due 08/01/2013		14,800	19,415
4.250% due 08/01/2014		200	266
4.500% due 07/15/2015		10,400	13,914
4.750% due 05/01/2017		2,000	2,663
4.750% due 06/01/2017		2,300	3,055
Italy Certificati Di Credito Del Tesoro
0.000% due 09/30/2013		5,000	6,311
0.000% due 01/31/2014		6,600	8,252
0.000% due 09/30/2014		6,700	8,174
Korea Housing Finance Corp.
4.125% due 12/15/2015		$5,000	5,411
Mexico Government International Bond
6.250% due 06/16/2016	MXN	200,000	16,299
Panama Government International Bond
7.250% due 03/15/2015		$700	803
Province of British Columbia
3.250% due 12/18/2021	CAD	100	108
4.300% due 06/18/2042		200	245
Province of Ontario
0.950% due 05/26/2015		$24,400	24,706
3.150% due 06/02/2022	CAD	19,900	21,069
3.200% due 09/08/2016		1,200	1,293
4.000% due 06/02/2021		3,600	4,084
4.200% due 03/08/2018		100	113
4.200% due 06/02/2020		200	230
4.300% due 03/08/2017		600	677
4.400% due 06/02/2019		1,100	1,274
5.500% due 06/02/2018		300	361
Province of Quebec
3.500% due 12/01/2022		2,000	2,150
4.250% due 12/01/2021		20,200	23,118
4.500% due 12/01/2016		100	113
4.500% due 12/01/2017		900	1,030
4.500% due 12/01/2018		400	462
4.875% due 05/05/2014		$220	236
5.125% due 11/14/2016		25	29

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Republic of Korea
4.250% due 06/01/2013	$135	$138
4.875% due 09/22/2014	900	970
7.125% due 04/16/2019	2,200	2,864
Russia Government International Bond
7.500% due 03/31/2030	7,970	10,077
Turkey Government International Bond
7.500% due 07/14/2017	4,200	5,050
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	300	322

Total Sovereign Issues (Cost $251,163)		258,703

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.8%

BANKING & FINANCE 0.8%
Wells Fargo & Co.
7.500% due 03/15/2013 (c)	16,800	20,798

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032	4,000	0

Total Convertible Preferred Securities (Cost $12,938)		20,798

PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.4%
Citigroup, Inc.
6.150% due 12/15/2012	148,000	284
DG Funding Trust
2.829% due 10/29/2012 (c)	912	6,797
Farm Credit Bank
10.000% due 12/15/2020 (c)	4,000	4,685

Total Preferred Securities (Cost $14,019)		11,766

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 25.6%

CERTIFICATES OF DEPOSIT 1.7%
Bank of Nova Scotia
0.755% due 10/18/2012	$700	701
Dexia Credit Local
1.500% due 09/27/2013	3,800	3,792
1.700% due 09/06/2013	18,900	18,900
Itau Unibanco Holding S.A.
0.000% due 11/05/2012	22,600	22,565

		45,958

COMMERCIAL PAPER 0.9%
Ford Motor Credit Co.
0.950% due 10/01/2012	2,000	2,000
1.050% due 10/22/2012	4,500	4,497
1.140% due 11/01/2012	1,600	1,599
1.280% due 01/22/2013	1,600	1,594
Santander Commercial Paper S.A
2.200% due 04/02/2013	1,900	1,879
3.100% due 10/01/2013	7,700	7,459
Standard Chartered Bank
0.950% due 09/26/2013	6,700	6,645

		25,673

92	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 10/01/2012		$1,631	$1,631

(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $1,664. Repurchase proceeds are $1,631.)

ITALY TREASURY BILLS 0.4%
1.815% due 09/13/2013	EUR	8,900	11,244

JAPAN TREASURY BILLS 3.7%
0.099% due 11/26/2012	JPY	7,950,000	101,855

MEXICO TREASURY BILLS 0.4%
4.289% due 12/27/2012	MXN	134,500	10,344

SPAIN TREASURY BILLS 0.7%
2.869% due 09/20/2013 (d)	EUR	14,700	18,284

U.S. TREASURY BILLS 0.0%
0.125% due 03/07/2013 (g)		$300	300

	SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 17.7%
PIMCO Short-Term Floating NAV Portfolio	34,345,922	$344,249
PIMCO Short-Term Floating NAV Portfolio III	13,443,184	134,472

		478,721

Total Short-Term Instruments (Cost $693,827)		694,010

Total Investments 124.5% (Cost $3,262,308)		$3,376,308

Written Options (j) (0.0%) (Premiums $1,456)		(702)

Other Assets and Liabilities (Net) (24.5%)		(663,493)

Net Assets 100.0%		$2,712,113

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity, date shown represents next contractual call date.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Affiliated to the Fund.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $34,536 at a weighted average interest rate of (0.068%).
(g)	Securities with an aggregate market value of $4,020 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	Securities with an aggregate market value of $827 and cash of $53 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2014	37	$10
90-Day Euribor March Futures	Long	03/2015	1	0
90-Day Eurodollar December Futures	Long	12/2014	875	486
90-Day Eurodollar June Futures	Long	06/2015	234	76
90-Day Eurodollar March Futures	Long	03/2015	15	3
90-Day Eurodollar September Futures	Long	09/2015	65	98
U.S. Treasury 10-Year Note December Futures	Long	12/2012	154	97

				$770

(i)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $1,798 and cash of $13 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.IG-18 5-Year Index	(1.000%	)	06/20/2017	$93,600	$(435)	$(489)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$	48,300	$365	$366

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	93

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

(j)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.704%	$	25,000	$227	$(310)	$537
Brazil Government International Bond	BRC	1.000%	03/20/2016	0.791%		20,000	150	(77)	227
Brazil Government International Bond	CBK	1.000%	09/20/2015	0.704%		1,000	9	(16)	25
Brazil Government International Bond	FBF	1.000%	06/20/2015	0.662%		3,400	32	(39)	71
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.704%		1,200	11	(12)	23
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.704%		200	2	(2)	4
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.704%		500	4	(5)	9
China Government International Bond	RYL	1.000%	03/20/2015	0.354%		10,000	163	137	26
China Government International Bond	UAG	1.000%	03/20/2015	0.354%		25,000	407	355	52
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	0.718%		4,000	40	(30)	70
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2014	0.438%		30,000	385	(1,100)	1,485
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2015	0.656%		3,900	44	2	42
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	0.718%		3,000	30	(24)	54
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	12/20/2014	0.438%		10,000	128	(367)	495
France Government Bond	CBK	0.250%	12/20/2015	0.597%		800	(9)	(21)	12
France Government Bond	CBK	0.250%	09/20/2016	0.835%		3,100	(70)	(178)	108
France Government Bond	HUS	0.250%	09/20/2016	0.835%		7,700	(177)	(295)	118
General Electric Capital Corp.	BRC	1.670%	03/20/2013	0.286%		12,100	86	0	86
General Electric Capital Corp.	BRC	1.270%	06/20/2013	0.286%		15,000	114	0	114
General Electric Capital Corp.	RYL	1.270%	06/20/2013	0.286%		10,000	76	0	76
Goldman Sachs Group, Inc.	FBF	1.000%	12/20/2014	1.180%		10,000	(37)	(210)	173
Indonesia Government International Bond	BPS	1.000%	06/20/2021	2.036%		2,600	(204)	(180)	(24)
Indonesia Government International Bond	BRC	1.000%	06/20/2016	0.989%		3,300	3	(55)	58
Indonesia Government International Bond	DUB	1.000%	06/20/2021	2.036%		1,500	(118)	(102)	(16)
Indonesia Government International Bond	FBF	1.000%	03/20/2016	0.902%		1,200	5	(27)	32
Indonesia Government International Bond	HUS	1.000%	06/20/2016	0.989%		1,300	1	(22)	23
Indonesia Government International Bond	RYL	1.000%	03/20/2016	0.902%		1,200	4	(27)	31
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.036%		1,300	(102)	(89)	(13)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.520%		400	7	6	1
Japan Government International Bond	JPM	1.000%	03/20/2016	0.520%		700	12	6	6
MetLife, Inc.	CBK	1.000%	12/20/2014	1.084%		5,800	(9)	(148)	139
MetLife, Inc.	FBF	1.000%	12/20/2014	1.084%		1,200	(1)	(18)	17
Morgan Stanley	FBF	1.000%	06/20/2013	0.919%		2,400	3	(76)	79
Qatar Government International Bond	HUS	1.000%	03/20/2016	0.700%		5,000	53	(38)	91
Qatar Government International Bond	MYC	1.000%	03/20/2016	0.700%		3,000	32	(24)	56
Rio Tinto Finance USA Ltd.	DUB	1.000%	12/20/2012	0.281%		6,728	14	23	(9)
U.S. Treasury Notes	BPS	0.250%	03/20/2016	0.193%	EUR	4,900	13	(69)	82
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.270%	$	2,000	51	26	25
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.270%		900	23	17	6
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.176%		1,800	38	9	29
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.306%		200	5	4	1
United Kingdom Gilt	UAG	1.000%	12/20/2015	0.229%		50,000	1,259	749	510
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.306%		2,200	58	38	20

							$2,763	$(2,188)	$4,951

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$	3,800	$334	$275	$59
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015		600	52	79	(27)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		45,800	4,021	5,885	(1,864)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		600	53	68	(15)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		1,200	105	134	(29)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015		1,100	110	144	(34)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015		3,700	369	483	(114)
CDX.IG-9 5-Year Index 30-100%	BRC	0.758%	12/20/2012		12,635	24	0	24
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		8,198	15	0	15
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017		193	3	0	3
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		579	9	0	9
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		1,640	7	0	7
CDX.IG-10 5-Year Index 30-100%	GST	0.463%	06/20/2013		2,025	7	0	7
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049		600	(36)	(34)	(2)

						$5,072	$7,033	$(1,961)

94	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	$	4,500	$20	$0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		31,100	86	0
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		5,800	19	(24)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		5,800	19	(2)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		8,600	81	(2)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		6,100	20	(25)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		6,100	20	(2)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		16,500	27	(40)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		16,500	46	(22)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		32,600	52	(132)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		12,500	39	(5)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		20,100	40	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		165,900	931	(409)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		9,000	28	(36)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		9,000	28	(3)

								$1,456	$(702)

Transactions in written call and put options for the period ended September 30, 2012:

	Notional Amount	Premium
Balance at 03/31/2012	$571,000	$4,711
Sales	1,305,900	4,206
Closing Buys	(1,526,800)	(7,461)
Expirations	0	0
Exercised	0	0

Balance at 09/30/2012	$350,100	$1,456

(l)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	10/01/2042	$10,000	$10,996	$(10,964)
Fannie Mae	6.000%	10/01/2042	900	995	(994)

				$11,991	$(11,958)

(m)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	EUR	24,957	$	31,572	BRC	$0	$(499)	$(499)
10/2012		32,131		41,358	CBK	504	(436)	68
10/2012		5		6	DUB	0	0	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	95

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	EUR	14,188	$	17,831	JPM	$0	$(401)	$(401)
10/2012		9,528		12,301	RYL	57	0	57
10/2012		289		368	UAG	0	(3)	(3)
10/2012	GBP	9,315		14,732	GLM	0	(310)	(310)
10/2012		245		397	JPM	1	0	1
10/2012	$	104,665	EUR	81,098	JPM	0	(450)	(450)
10/2012		15,479	GBP	9,560	HUS	0	(42)	(42)
11/2012	EUR	6,306	$	8,106	BPS	0	0	0
11/2012		46		59	GLM	0	0	0
11/2012		81,098		104,697	JPM	450	0	450
11/2012	GBP	9,560		15,478	HUS	42	0	42
11/2012	JPY	2,940,000		37,468	BOA	0	(221)	(221)
11/2012		5,010,000		63,801	UAG	0	(426)	(426)
11/2012	$	166	EUR	128	UAG	0	(1)	(1)
11/2012		161	GBP	99	UAG	0	(1)	(1)
12/2012	CAD	30,153	$	31,131	CBK	515	0	515
12/2012		27,151		27,802	DUB	234	0	234
12/2012		1,888		1,942	RYL	25	0	25
12/2012	JPY	873,683		11,149	BRC	0	(53)	(53)
12/2012	MXN	133,093		10,214	CBK	0	(39)	(39)
12/2012		365,515		26,799	JPM	0	(1,424)	(1,424)
12/2012	$	100	BRL	204	BRC	0	0	0
12/2012		4,700		9,637	HUS	18	0	18
12/2012		5,100		10,423	JPM	3	0	3
12/2012		400		817	MSC	0	0	0
12/2012		1,300		2,662	UAG	3	0	3
12/2012		8	MXN	113	FBF	0	0	0
12/2012		59		804	JPM	3	0	3
12/2012		2,802		36,187	MSC	0	(8)	(8)
12/2012		8,096		106,581	UAG	141	(8)	133
01/2013	EUR	1,200	$	1,487	DUB	0	(57)	(57)
01/2013		7,900		9,707	UAG	0	(458)	(458)
02/2013	CNY	11,999		1,901	BRC	13	0	13
02/2013		16,367		2,600	FBF	25	0	25
02/2013		46,732		7,400	UAG	48	0	48
02/2013	$	6,511	CNY	41,312	CBK	0	(11)	(11)
02/2013		600		3,786	GST	0	(4)	(4)
02/2013		4,727		30,000	HUS	0	(7)	(7)
09/2013	EUR	11,077	$	14,549	UAG	260	0	260
11/2013		21,525		27,815	FBF	35	0	35
12/2013		31,300		39,507	BOA	0	(909)	(909)
04/2014		500		634	CBK	0	(13)	(13)
06/2014		800		1,014	FBF	0	(21)	(21)
08/2014		200		253	BPS	0	(6)	(6)

						$2,377	$(5,808)	$(3,431)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$2,366	$0	$2,366
Corporate Bonds & Notes
Banking & Finance	0	610,592	111	610,703
Industrials	0	87,849	129	87,978
Utilities	0	62,373	0	62,373
Municipal Bonds & Notes
California	0	2,538	0	2,538
Illinois	0	6,397	0	6,397
New Jersey	0	9,453	0	9,453
New York	0	2,524	0	2,524
Texas	0	2,753	0	2,753
Wisconsin	0	933	0	933
U.S. Government Agencies	0	994,654	0	994,654
U.S. Treasury Obligations	0	348,741	0	348,741
Mortgage-Backed Securities	0	160,143	0	160,143
Asset-Backed Securities	0	92,965	6,510	99,475

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Sovereign Issues	$0	$258,703	$0	$258,703
Convertible Preferred Securities
Banking & Finance	20,798	0	0	20,798
Preferred Securities
Banking & Finance	0	4,969	6,797	11,766
Short-Term Instruments
Certificates of Deposit	0	45,958	0	45,958
Commercial Paper	9,338	16,335	0	25,673
Repurchase Agreements	0	1,631	0	1,631
Italy Treasury Bills	0	11,244	0	11,244
Japan Treasury Bills	0	101,855	0	101,855
Mexico Treasury Bills	0	10,344	0	10,344
Spain Treasury Bills	0	18,284	0	18,284
U.S. Treasury Bills	0	300	0	300
PIMCO Short-Term Floating NAV Portfolios	478,721	0	0	478,721
	$508,857	$2,853,904	$13,547	$3,376,308

Short Sales, at value	$0	$(11,958)	$0	$(11,958)

96	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$5,136	$0	$5,136
Foreign Exchange Contracts	0	2,376	0	2,376
Interest Rate Contracts	770	367	0	1,137
	$770	$7,879	$0	$8,649

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Liabilities
Credit Contracts	$0	$(2,635)	$0	$(2,635)
Foreign Exchange Contracts	0	(5,807)	0	(5,807)
Interest Rate Contracts	0	(702)	0	(702)
	$0	$(9,144)	$0	$(9,144)

Totals	$509,627	$2,840,681	$13,547	$3,363,855

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$0	$0	$0	$0	$111	$0	$111	$0
Industrials	133	0	(5)	0	0	1	0	0	129	1
U.S. Government Agencies	70,218	(70,246)	0	0	0	28	0	0	0	0
Asset-Backed Securities	6,335	0	0	27	0	148	0	0	6,510	148
Convertible Preferred Securities
Industrials	1	0	0	0	0	(1)	0	0	0	0
Preferred Securities
Banking & Finance	6,828	0	0	0	0	(31)	0	0	6,797	(31)

	$83,515	$(70,246)	$(5)	$27	$0	$145	$111	$0	$13,547	$118

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$111	Benchmark Pricing	Base Price	117.00
Industrials	129	Third Party Vendor	Broker Quote	114.25-115.25
Asset-Backed Securities	6,510	Benchmark Pricing	Base Price	95.74
Preferred Securities
Banking & Finance	6,797	Benchmark Pricing	Base Price	0.75

Total	$13,547

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$21	$0	$0	$39	$60
Unrealized appreciation on foreign currency contracts	0	0	0	2,377	0	2,377
Unrealized appreciation on OTC swap agreements	0	5,135	0	0	0	5,135

	$0	$5,156	$0	$2,377	$39	$7,572

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	97

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

September 30, 2012 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Liabilities:
Written options outstanding	$0	$0	$0	$0	$702	$702
Variation margin payable on financial derivative instruments (2)	0	0	0	0	4	4
Unrealized depreciation on foreign currency contracts	0	0	0	5,808	0	5,808
Unrealized depreciation on OTC swap agreements	0	2,145	0	0	0	2,145

	$0	$2,145	$0	$5,808	$706	$8,659

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain on futures contracts	$0	$0	$0	$0	$6,205	$6,205
Net realized gain on written options	0	0	0	0	7,461	7,461
Net realized gain on swaps	0	2,785	0	0	5,988	8,773
Net realized (loss) on foreign currency transactions	0	0	0	(828)	0	(828)

	$0	$2,785	$0	$(828)	$19,654	$21,611

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$4,508	$4,508
Net change in unrealized (depreciation) on written options	0	0	0	0	(2,661)	(2,661)
Net change in unrealized appreciation (depreciation) on swaps	0	1,194	0	0	(4,862)	(3,668)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(1,763)	0	(1,763)

	$0	$1,194	$0	$(1,763)	$(3,015)	$(3,584)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $770 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(122) as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(1,049)	$1,408	$359
BPS	(197)	300	103
BRC	399	(270)	129
CBK	466	(570)	(104)
DUB	114	0	114
FBF	94	0	94
GLM	(399)	275	(124)
GST	6	0	6
HUS	4,329	(4,380)	(51)
JPM	(1,704)	1,748	44
MSC	(8)	0	(8)
MYC	602	(560)	42
RYL	(221)	289	68
UAG	1,270	(1,170)	100

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

98	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Money Market Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 100.2%

GOVERNMENT AGENCY DEBT 28.5%
Ally Financial, Inc.
2.200% due 12/19/2012 (b)	$13,862	$13,921
Fannie Mae
0.152% due 02/14/2013	49,800	49,772
Federal Home Loan Bank
0.170% due 07/12/2013	38,000	37,992
0.180% due 07/12/2013	7,400	7,399
0.190% due 07/25/2013 - 09/04/2013	73,800	73,797
Freddie Mac
0.142% due 01/09/2013	25,500	25,490

		208,371

GOVERNMENT AGENCY REPURCHASE AGREEMENTS 17.0%
Barclays Capital, Inc.
0.260% due 02/13/2013	24,400	24,400
(Dated 08/13/2012. Collateralized by Fannie Mae 4.500% due 08/01/2041 valued at $25,212. Repurchase proceeds are $24,409.)
BNP Paribas Securities Corp.
0.300% due 10/01/2012	5,700	5,700
(Dated 09/28/2012. Collateralized by Ginnie Mae 3.500% due 09/20/2042 valued at $5,905. Repurchase proceeds are $5,700.)
Citigroup Global Markets, Inc.
0.280% due 10/01/2012	36,700	36,700
(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 04/10/2015 valued at $37,388. Repurchase proceeds are $36,701.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Securities, Inc.
0.280% due 10/01/2012	$50,000	$50,000
(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 04/10/2015 valued at $9,025 and Freddie Mac 0.500% due 09/25/2015 valued at $42,112. Repurchase proceeds are $50,001.)
Morgan Stanley & Co., Inc.
0.290% due 10/01/2012	7,300	7,300
(Dated 09/28/2012. Collateralized by Freddie Mac 1.100% due 07/25/2017 valued at $7,471. Repurchase proceeds are $7,300.)

		124,100

TREASURY DEBT 24.1%
U.S. Treasury Bills
0.096% due 11/29/2012 - 12/06/2012 (a)	176,900	176,875

TREASURY REPURCHASE AGREEMENTS 30.6%
Credit Suisse Securities (USA) LLC
0.280% due 10/01/2012	73,400	73,400
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.250% due 02/28/2014 valued at $75,073. Repurchase proceeds are $73,402.)
HSBC Bank USA N.A.
0.280% due 10/01/2012	73,400	73,400
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.250% due 08/15/2015 valued at $74,876. Repurchase proceeds are $73,402.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley & Co., Inc.
0.280% due 10/01/2012	$3,100	$3,100
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $3,142. Repurchase proceeds are $3,100.)
RBC Capital Markets LLC
0.290% due 10/01/2012	73,400	73,400
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.875% due 04/30/2017 valued at $74,886. Repurchase proceeds are $73,402.)
State Street Bank and Trust Co.
0.010% due 10/01/2012	461	461
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 1.000% due 03/31/2017 valued at $472. Repurchase proceeds are $461.)

		223,761

Total Short-Term Instruments (Cost $733,107)		733,107

Total Investments 100.2% (Cost $733,107)		$733,107

Other Assets and Liabilities (Net) (0.2%)		(1,164)

Net Assets 100.0%		$731,943

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.
(b)	FDIC guaranteed through Treasury Liquidity Guarantee Program.
(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Short-Term Instruments
Government Agency Debt	$0	$208,371	$0	$208,371
Government Agency Repurchase Agreements	0	124,100	0	124,100
Treasury Debt	0	176,875	0	176,875
Treasury Repurchase Agreements	0	223,761	0	223,761
	$0	$733,107	$0	$733,107

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	99

Schedule of Investments PIMCO Short Asset Investment Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 63.6%

BANKING & FINANCE 27.2%
Achmea Hypotheekbank NV
3.200% due 11/03/2014	$100	$105
American Express Credit Corp.
5.875% due 05/02/2013	85	88
Bank of America Corp.
4.900% due 05/01/2013	90	92
Citigroup, Inc.
1.285% due 02/15/2013	85	85
CME Group, Inc.
5.400% due 08/01/2013	90	94
General Electric Capital Corp.
1.875% due 09/16/2013	90	91
Goldman Sachs Group, Inc.
1.439% due 02/07/2014	85	85
HSBC Finance Corp.
6.375% due 11/27/2012	90	91
Inter-American Development Bank
4.750% due 10/19/2012	100	100
John Deere Capital Corp.
5.100% due 01/15/2013	90	91
MetLife, Inc.
1.692% due 08/06/2013	100	101
Morgan Stanley
1.427% due 04/29/2013	90	90
Stadshypotek AB
0.912% due 09/30/2013	90	90
Svensk Exportkredit AB
0.922% due 08/06/2015	150	151

		1,354

INDUSTRIALS 34.7%
Amgen, Inc.
2.500% due 11/15/2016	30	32
Boeing Co.
5.125% due 02/15/2013	25	25
Campbell Soup Co.
0.743% due 08/01/2014	90	90
Covidien International Finance S.A.
1.875% due 06/15/2013	85	86

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CSX Corp.
5.750% due 03/15/2013	$115	$118
Dow Chemical Co.
7.600% due 05/15/2014	75	83
Enterprise Products Operating LLC
5.650% due 04/01/2013	80	82
Genentech, Inc.
4.750% due 07/15/2015	90	100
GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013	80	82
HJ Heinz Co.
5.350% due 07/15/2013	85	88
International Business Machines Corp.
0.875% due 10/31/2014	100	101
Kellogg Co.
5.125% due 12/03/2012	85	86
Kimberly-Clark Corp.
5.000% due 08/15/2013	50	52
Kraft Foods, Inc.
6.000% due 02/11/2013	85	87
Reynolds American, Inc.
7.250% due 06/01/2013	85	89
SABMiller PLC
5.500% due 08/15/2013	85	88
Shell International Finance BV
4.000% due 03/21/2014	85	89
Teva Pharmaceutical Finance Co. BV
1.339% due 11/08/2013	90	91
Time Warner Cable, Inc.
6.200% due 07/01/2013	85	89
Tyco Electronics Group S.A.
6.000% due 10/01/2012	90	90
Walgreen Co.
0.899% due 03/13/2014	80	80

		1,728

UTILITIES 1.7%
Great Plains Energy, Inc.
2.750% due 08/15/2013	85	86

Total Corporate Bonds & Notes (Cost $3,159)		3,168

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 29.6%
Fannie Mae
2.000% due 06/28/2016	$75	$76
Federal Farm Credit Bank
1.300% due 12/23/2013	100	101
Federal Home Loan Bank
0.220% due 11/15/2013	170	170
0.375% due 01/29/2014	300	301
3.125% due 12/13/2013	525	543
4.875% due 12/14/2012	10	10
5.500% due 12/11/2013	260	277

Total U.S. Government Agencies (Cost $1,477)		1,478

SOVEREIGN ISSUES 3.8%
Kommunalbanken A/S
0.744% due 03/27/2017	100	100
Province of Ontario
0.510% due 04/01/2015	90	90

Total Sovereign Issues (Cost $190)		190

	SHARES
SHORT-TERM INSTRUMENTS 0.3%

PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (a) 0.3%
PIMCO Short-Term Floating NAV Portfolio	1,017	10
PIMCO Short-Term Floating NAV Portfolio III	508	5

Total Short-Term Instruments (Cost $15)		15

Total Investments 97.3% (Cost $4,841)		$4,851

Other Assets and Liabilities (Net) 2.7%		133

Net Assets 100.0%		$4,984

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Fund.
(b)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $470 at a weighted average interest rate of 0.232%.
(c)	OTC swap agreements outstanding on September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.783%	07/10/2016	GLM	$	500	$1	$0	$1

100	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(d)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$1,354	$0	$1,354
Industrials	0	1,728	0	1,728
Utilities	0	86	0	86
U.S. Government Agencies	0	1,478	0	1,478
Sovereign Issues	0	190	0	190

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Short-Term Instruments
PIMCO Short-Term Floating NAV Portfolios	$15	$0	$0	$15
	$15	$4,836	$0	$4,851

Financial Derivative Instruments (2) - Assets
Interest Rate Contracts	$0	$1	$0	$1

Totals	$15	$4,837	$0	$4,852

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(e)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on OTC swap agreements	$0	$0	$0	$0	$1	$1

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation on Derivatives:
Net change in unrealized appreciation on swaps	$0	$0	$0	$0	$1	$1

(1)	See note 6 in the Notes to Financial Statements for additional information.

(f)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
GLM	$1	$0	$1

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	101

Schedule of Investments PIMCO Short-Term Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%
CSC Holdings LLC
1.966% due 03/29/2016		$2,062	$2,065
Fresenius Medical Care U.S. Finance, Inc.
1.591% due 03/31/2013		2,961	2,964
HCA, Inc.
1.466% due 11/17/2012		410	410
2.466% due 11/17/2013		51,466	51,571
2.716% due 05/02/2016		18,030	17,985
3.612% due 03/31/2017		1,645	1,650
Las Vegas Sands LLC
1.720% due 05/23/2014		13,747	13,756
Springleaf Financial Funding Co.
5.500% due 05/10/2017		2,000	1,962

Total Bank Loan Obligations (Cost $91,949)			92,363

CORPORATE BONDS & NOTES 51.3%

BANKING & FINANCE 28.8%
Abbey National Treasury Services PLC
2.028% due 04/25/2014		25,900	25,715
Achmea Hypotheekbank NV
3.200% due 11/03/2014		29,451	30,898
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		150	154
Ally Financial, Inc.
0.000% due 12/01/2012		500	498
3.638% due 02/11/2014		15,600	15,774
7.500% due 12/31/2013		1,750	1,851
American Express Bank FSB
5.500% due 04/16/2013		2,898	2,977
American Express Co.
7.250% due 05/20/2014		3,500	3,865
American Express Credit Corp.
1.504% due 06/12/2015		36,000	36,751
American Honda Finance Corp.
0.785% due 06/18/2014		31,000	31,068
0.809% due 11/07/2012		1,000	1,000
0.889% due 05/08/2014		23,400	23,464
1.000% due 08/11/2015		34,950	35,045
1.450% due 02/27/2015		3,838	3,902
1.850% due 09/19/2014		2,253	2,298
2.125% due 02/28/2017		3,000	3,105
2.600% due 09/20/2016		3,225	3,403
3.500% due 03/16/2015		3,254	3,458
American International Group, Inc.
3.650% due 01/15/2014		10,000	10,301
3.800% due 03/22/2017		290	312
4.250% due 05/15/2013		16,124	16,467
4.250% due 09/15/2014		4,125	4,361
4.900% due 06/02/2014	CAD	5,000	5,293
ANZ National International Ltd.
6.200% due 07/19/2013		$2,300	2,393
ASIF Global Financing
4.900% due 01/17/2013		1,749	1,758
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		700	721
Bank of Montreal
1.300% due 10/31/2014		40,100	40,866
Bank of Nova Scotia
1.250% due 11/07/2014		7,800	7,941
1.450% due 07/26/2014		428,840	433,010
1.950% due 01/30/2017		1,400	1,469
Banque PSA Finance S.A.
2.361% due 04/04/2014		42,250	41,434
3.375% due 04/04/2014		1,105	1,073

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BPCE S.A.
2.375% due 10/04/2013		$17,640	$17,728
BRFkredit A/S
0.705% due 04/15/2013		11,800	11,802
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		14,400	15,331
Canadian Imperial Bank of Commerce
0.900% due 09/19/2014		47,000	47,237
1.500% due 12/12/2014		66,150	67,734
2.600% due 07/02/2015		17,050	18,036
2.750% due 01/27/2016		6,000	6,428
CIT Group, Inc.
5.250% due 04/01/2014		5,000	5,238
Citigroup Funding, Inc.
0.479% due 09/20/2014		5,700	5,410
Citigroup, Inc.
1.906% due 01/13/2014		400	403
2.438% due 08/13/2013		22,900	23,211
6.000% due 12/13/2013		2,600	2,758
6.500% due 08/19/2013		14,800	15,539
CME Group, Inc.
5.400% due 08/01/2013		5,175	5,390
Commonwealth Bank of Australia
0.669% due 09/17/2014		78,933	79,269
0.788% due 12/10/2012		1,600	1,601
0.869% due 06/25/2014		25,000	25,200
0.878% due 07/12/2013		3,000	3,010
2.900% due 09/17/2014		24,600	25,741
Corp. Andina de Fomento
3.110% due 05/29/2014		5,650	5,759
Credit Agricole S.A.
2.625% due 01/21/2014		1,100	1,110
DanFin Funding Ltd.
1.155% due 07/16/2013		49,750	49,954
Dexia Credit Local S.A.
0.814% due 03/05/2013		35,100	34,853
0.927% due 04/29/2014		23,300	22,644
2.000% due 03/05/2013		20,000	20,043
2.750% due 04/29/2014		12,500	12,703
DNB Boligkreditt A/S
2.100% due 10/14/2016		75,380	78,261
2.900% due 03/29/2017		2,070	2,208
Eksportfinans ASA
0.660% due 10/07/2013		4,700	4,545
0.661% due 04/05/2013		20,400	20,082
1.320% due 03/21/2013		1,000	987
1.600% due 03/20/2014	JPY	89,000	1,124
1.875% due 04/02/2013		$9,605	9,558
2.000% due 09/15/2015		5,460	5,109
3.000% due 11/17/2014		7,600	7,471
EnCana Holdings Finance Corp.
5.800% due 05/01/2014		7,898	8,469
Export-Import Bank of Korea
1.401% due 07/26/2013		33,500	33,500
2.176% due 03/21/2015		18,000	17,966
FIH Erhvervsbank A/S
0.769% due 06/13/2013		18,900	18,800
1.750% due 12/06/2012		2,500	2,506
FMS Wertmanagement AoR
0.717% due 06/30/2015 (b)		11,000	11,017
Ford Motor Credit Co. LLC
2.500% due 01/15/2016		1,400	1,418
3.875% due 01/15/2015		25,000	26,142
7.000% due 10/01/2013		59,185	62,709
8.000% due 06/01/2014		22,300	24,638
8.700% due 10/01/2014		9,665	10,996

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
General Electric Capital Corp.
1.188% due 08/11/2015		$7,950	$7,965
Goldman Sachs Group, Inc.
0.675% due 02/04/2013	EUR	17,500	22,477
0.950% due 10/04/2012		5,000	6,425
0.962% due 09/29/2014		$13,950	13,807
1.439% due 02/07/2014		4,545	4,544
4.150% due 12/05/2014		10,000	10,075
4.750% due 07/15/2013		3,335	3,442
5.250% due 10/15/2013		22,306	23,286
5.450% due 11/01/2012		4,000	4,016
Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015		2,800	2,805
2.700% due 03/15/2017		300	311
HSBC Bank PLC
1.255% due 01/17/2014		1,150	1,156
1.625% due 07/07/2014		23,500	23,673
HSBC Capital Funding LP
4.610% due 06/27/2013 (d)		150	149
HSBC Finance Corp.
0.705% due 01/15/2014		32,704	32,507
0.848% due 06/01/2016		691	661
4.750% due 07/15/2013		36,001	37,055
6.000% due 04/15/2013		2,200	2,244
ICICI Bank Ltd.
6.625% due 10/03/2012		11,250	11,250
ING Bank NV
3.900% due 03/19/2014		2,000	2,096
International Lease Finance Corp.
5.625% due 09/20/2013		10,665	11,038
5.875% due 05/01/2013		32,731	33,631
6.375% due 03/25/2013		19,825	20,296
6.625% due 11/15/2013		16,000	16,800
Intesa Sanpaolo SpA
2.831% due 02/24/2014		10,800	10,643
Korea Development Bank
4.375% due 08/10/2015		1,000	1,086
5.300% due 01/17/2013		200	203
Macquarie Bank Ltd.
3.300% due 07/17/2014		46,570	48,895
4.100% due 12/17/2013		11,170	11,668
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		36,162	36,718
MetLife Institutional Funding
1.361% due 04/04/2014		2,405	2,425
Metropolitan Life Global Funding
2.500% due 01/11/2013		5,690	5,722
5.125% due 04/10/2013		67,418	69,051
Monumental Global Funding Ltd.
0.655% due 01/15/2014		4,240	4,185
Morgan Stanley
1.427% due 04/29/2013		3,050	3,054
2.052% due 01/24/2014		15,450	15,507
2.937% due 05/14/2013		17,405	17,579
National Australia Bank Ltd.
3.375% due 07/08/2014		1,500	1,576
National Bank of Canada
1.500% due 06/26/2015		9,400	9,543
1.650% due 01/30/2014		79,050	80,417
2.200% due 10/19/2016		6,000	6,352
National City Bank
0.780% due 06/07/2017		1,800	1,723
Nederlandse Waterschapsbank NV
0.650% due 05/08/2013		2,900	2,903
0.714% due 05/23/2015		8,800	8,805
Network Rail Infrastructure Finance PLC
0.414% due 06/14/2013		3,300	3,299

102	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York Life Global Funding
0.364% due 12/20/2013	EUR	22,800	$29,004
NIBC Bank NV
0.798% due 12/02/2014		$2,020	2,020
2.800% due 12/02/2014		49,850	52,038
Nordea Bank AB
1.750% due 10/04/2013		9,600	9,704
Nordea Eiendomskreditt A/S
0.880% due 04/07/2014		82,800	82,768
PACCAR Financial Corp.
0.664% due 06/05/2014		6,700	6,720
Pricoa Global Funding
0.564% due 09/27/2013		1,100	1,097
Principal Life Global Funding
1.080% due 07/09/2014		3,500	3,500
Prudential Covered Trust
2.997% due 09/30/2015		38,100	39,611
RCI Banque S.A.
2.328% due 04/11/2014		23,990	23,510
3.400% due 04/11/2014		2,500	2,529
Regions Financial Corp.
4.875% due 04/26/2013		1,000	1,023
Royal Bank of Canada
1.200% due 09/19/2017		53,000	53,411
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		300	273
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		900	955
Santander U.S. Debt S.A.U.
2.485% due 01/18/2013		6,600	6,568
2.991% due 10/07/2013		2,100	2,097
SLM Corp.
5.000% due 10/01/2013		5,000	5,206
6.250% due 01/25/2016		19,800	21,582
Societe Generale SCF S.A.
1.159% due 06/19/2013		10,100	10,121
Sparebank Boligkreditt A/S
1.250% due 10/25/2014		30,025	30,231
Springleaf Finance Corp.
5.375% due 10/01/2012		3,300	3,300
SSIF Nevada LP
1.155% due 04/14/2014		9,900	9,949
Stadshypotek AB
0.910% due 09/30/2013		5,250	5,263
0.912% due 09/30/2013		59,200	59,343
1.450% due 09/30/2013		74,400	75,110
1.875% due 10/02/2019 (b)		11,500	11,523
Standard Chartered PLC
1.388% due 05/12/2014		16,350	16,358
3.200% due 05/12/2016		10,813	11,297
3.850% due 04/27/2015		11,000	11,610
5.500% due 11/18/2014		27,168	29,461
State Street Bank and Trust Co.
0.608% due 12/08/2015		5,700	5,588
State Street Capital Trust
5.379% due 10/04/2012 (d)		14,000	14,010
Sun Life Financial Global Funding LP
0.710% due 10/06/2013		53,750	53,382
Suncorp-Metway Ltd.
0.685% due 10/19/2012		180	180
Svensk Exportkredit AB
0.922% due 08/06/2015		5,500	5,515
1.058% due 03/09/2015		40,400	40,615
1.750% due 10/20/2015		10,000	10,275
Swedbank AB
0.905% due 01/14/2013		49,700	49,709

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Swedbank Hypotek AB
0.812% due 03/28/2014		$100,300	$100,186
2.950% due 03/28/2016		9,900	10,562
TIAA Global Markets, Inc.
5.125% due 10/10/2012		6,515	6,521
Toronto-Dominion Bank
0.875% due 09/12/2014 (h)		28,850	29,140
1.500% due 03/13/2017		39,600	40,772
1.625% due 09/14/2016		6,000	6,210
Trafford Centre Finance Ltd.
0.948% due 07/28/2015	GBP	243	386
UBS Preferred Funding Trust
6.243% due 05/15/2016 (d)		$4,700	4,677
UFJ Finance Aruba AEC
6.750% due 07/15/2013		7,384	7,728
Union Bank N.A.
2.125% due 12/16/2013		1,400	1,426
WCI Finance LLC
5.400% due 10/01/2012		22,335	22,335
Westpac Banking Corp.
0.584% due 12/14/2012		1,000	1,000
0.688% due 09/10/2014		8,900	8,874
0.935% due 07/16/2014		4,300	4,324
2.900% due 09/10/2014		3,260	3,410
Westpac Securities NZ Ltd.
3.450% due 07/28/2014		29,300	30,845

			3,372,178

INDUSTRIALS 20.4%
Altria Group, Inc.
4.125% due 09/11/2015		2,450	2,684
7.750% due 02/06/2014		21,743	23,743
8.500% due 11/10/2013		27,324	29,661
American Airlines, Inc.
10.500% due 10/15/2012^		15,000	16,613
Amgen, Inc.
1.875% due 11/15/2014		75,401	77,450
2.125% due 05/15/2017		1,100	1,137
2.300% due 06/15/2016		2,500	2,610
4.850% due 11/18/2014		33,070	35,929
Anadarko Petroleum Corp.
5.750% due 06/15/2014		3,400	3,655
7.625% due 03/15/2014		4,875	5,330
Anglo American Capital PLC
2.150% due 09/27/2013		27,140	27,320
2.625% due 04/03/2017		1,500	1,519
9.375% due 04/08/2014		66,070	73,765
Anheuser-Busch InBev Worldwide, Inc.
0.998% due 01/27/2014		67,650	68,152
1.097% due 03/26/2013		1,990	1,998
3.625% due 04/15/2015		6,050	6,501
4.125% due 01/15/2015		6,350	6,852
5.375% due 11/15/2014		6,700	7,375
ArcelorMittal
5.375% due 06/01/2013		33,519	34,381
ArcelorMittal USA LLC
6.500% due 04/15/2014		34,525	35,957
BAA Funding Ltd.
2.500% due 06/25/2017		4,500	4,594
Barrick Gold Corp.
1.750% due 05/30/2014		14,490	14,711
Barrick Gold Financeco LLC
6.125% due 09/15/2013		9,800	10,311
BAT International Finance PLC
1.400% due 06/05/2015		2,125	2,143
2.125% due 06/07/2017		11,540	11,821

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Boston Scientific Corp.
4.500% due 01/15/2015	$44,374	$47,471
5.450% due 06/15/2014	52,225	55,956
Broadcom Corp.
1.500% due 11/01/2013	11,290	11,422
Burlington Northern Santa Fe LLC
7.000% due 02/01/2014	1,990	2,159
Campbell Soup Co.
0.743% due 08/01/2014	12,300	12,362
Canadian Natural Resources Ltd.
5.150% due 02/01/2013	5,125	5,204
5.450% due 10/01/2012	8,900	8,900
Canadian Oil Sands Ltd.
5.800% due 08/15/2013	175	183
Case New Holland, Inc.
7.750% due 09/01/2013	23,115	24,300
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	531	549
Clorox Co.
5.000% due 03/01/2013	119	121
Comcast Cable Communications LLC
7.125% due 06/15/2013	2,925	3,061
Comcast Cable Holdings LLC
7.875% due 08/01/2013	3,258	3,454
Comcast Corp.
5.300% due 01/15/2014	26,342	27,908
5.900% due 03/15/2016	5,160	6,002
6.500% due 01/15/2015	1,725	1,944
Corp. Nacional del Cobre de Chile
5.500% due 10/15/2013	1,410	1,477
Covidien International Finance S.A.
1.350% due 05/29/2015	35,025	35,500
1.875% due 06/15/2013	10,340	10,443
2.800% due 06/15/2015	2,025	2,133
COX Communications, Inc.
4.625% due 06/01/2013	3,085	3,171
7.125% due 10/01/2012	20,163	20,163
CRH America, Inc.
5.300% due 10/15/2013	1,687	1,756
Crown Castle Towers LLC
4.523% due 01/15/2035	11,300	12,018
CSN Islands Corp.
9.750% due 12/16/2013	31,500	34,217
CSX Corp.
5.500% due 08/01/2013	9,245	9,622
5.750% due 03/15/2013	14,698	15,047
Daimler Finance North America LLC
0.972% due 03/28/2014	20,950	20,997
Deutsche Telekom International Finance BV
4.875% due 07/08/2014	4,000	4,259
5.250% due 07/22/2013	7,700	7,985
5.875% due 08/20/2013	2,000	2,090
Devon Energy Corp.
5.625% due 01/15/2014	4,453	4,736
Dow Chemical Co.
5.900% due 02/15/2015	9,075	10,116
6.000% due 10/01/2012	19,541	19,541
7.600% due 05/15/2014	69,449	76,767
Ecolab, Inc.
1.000% due 08/09/2015	5,000	5,026
2.375% due 12/08/2014	3,000	3,113
3.000% due 12/08/2016	3,300	3,552
Encana Corp.
4.750% due 10/15/2013	1,250	1,298
Energy Transfer Partners LP
6.000% due 07/01/2013	600	621

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	103

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ensco PLC
3.250% due 03/15/2016	$7,125	$7,609
Enterprise Products Operating LLC
1.250% due 08/13/2015	2,750	2,779
5.600% due 10/15/2014	3,750	4,099
5.650% due 04/01/2013	3,250	3,323
5.900% due 04/15/2013	36,275	37,289
6.125% due 02/01/2013	3,600	3,660
6.375% due 02/01/2013	1,085	1,104
9.750% due 01/31/2014	12,635	14,079
EOG Resources, Inc.
1.192% due 02/03/2014	10,280	10,371
6.125% due 10/01/2013	500	528
ERAC USA Finance LLC
5.800% due 10/15/2012	1,800	1,803
FBG Finance Ltd.
5.125% due 06/15/2015	2,150	2,387
Georgia-Pacific LLC
7.700% due 06/15/2015	4,770	5,531
8.250% due 05/01/2016	21,624	23,274
Gilead Sciences, Inc.
3.050% due 12/01/2016	5,500	5,918
Harley-Davidson Funding Corp.
5.250% due 12/15/2012	8,125	8,189
5.750% due 12/15/2014	7,957	8,679
Hewlett-Packard Co.
0.711% due 05/24/2013	9,000	9,002
1.250% due 09/13/2013	29,220	29,316
HP Enterprise Services LLC
6.000% due 08/01/2013	900	938
Hutchison Whampoa International Ltd.
6.250% due 01/24/2014	14,500	15,486
6.500% due 02/13/2013	29,997	30,623
Johnson Controls, Inc.
0.852% due 02/04/2014	60,430	60,684
Kellogg Co.
4.250% due 03/06/2013	7,815	7,942
5.125% due 12/03/2012	100	101
Kraft Foods, Inc.
2.625% due 05/08/2013	23,119	23,392
5.250% due 10/01/2013	13,659	14,260
6.000% due 02/11/2013	13,961	14,226
Louisiana Land & Exploration
7.625% due 04/15/2013	3,000	3,108
Merck & Co., Inc.
5.300% due 12/01/2013	11,596	12,248
MGM Resorts International
5.875% due 02/27/2014	5,000	5,225
6.750% due 04/01/2013	13,725	14,085
11.125% due 11/15/2017	9,030	10,035
13.000% due 11/15/2013	19,150	21,687
NBCUniversal Media LLC
2.100% due 04/01/2014	3,400	3,473
3.650% due 04/30/2015	14,634	15,663
Newell Rubbermaid, Inc.
2.000% due 06/15/2015	3,000	3,042
5.500% due 04/15/2013	6,510	6,667
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017	27,000	27,278
3.250% due 01/30/2013	1,900	1,914
4.500% due 01/30/2015	5,305	5,694
Pearson Dollar Finance PLC
5.500% due 05/06/2013	2,000	2,055
Pearson Funding PLC
4.000% due 05/17/2016	2,550	2,752
Pemex Project Funding Master Trust
1.018% due 12/03/2012	5,100	5,091

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Penske Truck Leasing Co. LP
2.500% due 07/11/2014	$6,700	$6,757
2.500% due 03/15/2016	21,300	21,312
3.125% due 05/11/2015	8,456	8,657
3.750% due 05/11/2017	8,000	8,217
PepsiCo, Inc.
0.800% due 08/25/2014	7,090	7,135
Petrobras International Finance Co.
3.875% due 01/27/2016	39,200	41,669
Philip Morris International, Inc.
2.500% due 05/16/2016	419	443
4.875% due 05/16/2013	30,000	30,828
6.875% due 03/17/2014	21,253	23,228
Phillips 66
1.950% due 03/05/2015	10,760	11,016
2.950% due 05/01/2017	3,275	3,469
Potash Corp. of Saskatchewan, Inc.
5.250% due 05/15/2014	3,700	3,979
Reed Elsevier Capital, Inc.
7.750% due 01/15/2014	11,400	12,361
Reynolds American, Inc.
7.250% due 06/01/2013	23,855	24,849
7.625% due 06/01/2016	3,305	3,986
Roche Holdings, Inc.
5.000% due 03/01/2014	2,297	2,437
Rockies Express Pipeline LLC
6.250% due 07/15/2013	67,555	69,244
Rogers Communications, Inc.
6.250% due 06/15/2013	17,024	17,684
6.375% due 03/01/2014	5,990	6,469
6.750% due 03/15/2015	8,836	10,066
Rohm and Haas Co.
5.600% due 03/15/2013	10,360	10,586
SABMiller Holdings, Inc.
1.850% due 01/15/2015	3,800	3,892
2.450% due 01/15/2017	11,900	12,462
SABMiller PLC
5.500% due 08/15/2013	14,790	15,351
5.700% due 01/15/2014	6,000	6,360
6.500% due 07/01/2016	6,600	7,736
Sanofi
0.672% due 03/28/2014	9,650	9,698
2.625% due 03/29/2016	22,140	23,455
Spectra Energy Capital LLC
6.250% due 02/15/2013	10,000	10,203
Steel Dynamics, Inc.
7.375% due 11/01/2012	73,260	73,626
Takeda Pharmaceutical Co. Ltd.
1.625% due 03/17/2017	9,750	9,873
Telefonica Emisiones S.A.U.
0.772% due 02/04/2013	45,257	45,103
2.582% due 04/26/2013	4,485	4,502
Tesco PLC
2.000% due 12/05/2014	5,125	5,228
2.700% due 01/05/2017	7,000	7,306
5.500% due 11/15/2017	3,832	4,489
Teva Pharmaceutical Finance BV
0.876% due 03/21/2014	14,205	14,285
3.000% due 06/15/2015	3,335	3,547
Teva Pharmaceutical Finance Co. BV
1.339% due 11/08/2013	57,791	58,349
2.400% due 11/10/2016	29,000	30,505
Thermo Fisher Scientific, Inc.
2.050% due 02/21/2014	9,200	9,381
2.250% due 08/15/2016	3,664	3,807
3.200% due 05/01/2015	1,026	1,084

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.200% due 03/01/2016	$1,000	$1,067
3.250% due 11/20/2014	2,325	2,447
Time Warner Entertainment Co. LP
8.875% due 10/01/2012	900	900
Total Capital Canada Ltd.
0.835% due 01/17/2014	26,040	26,179
Tyco Electronics Group S.A.
1.600% due 02/03/2015	4,200	4,266
5.950% due 01/15/2014	5,338	5,692
6.000% due 10/01/2012	1,261	1,261
Union Pacific Corp.
5.125% due 02/15/2014	2,860	3,027
5.450% due 01/31/2013	3,925	3,990
United Technologies Corp.
0.688% due 12/02/2013	4,000	4,017
0.918% due 06/01/2015	4,350	4,405
Veolia Environnement S.A.
5.250% due 06/03/2013	3,054	3,130
Verizon Wireless Capital LLC
5.550% due 02/01/2014	45,729	48,660
7.375% due 11/15/2013	29,616	31,835
Vivendi S.A.
2.400% due 04/10/2015	7,300	7,401
Volkswagen International Finance NV
1.625% due 08/12/2013	4,500	4,545
Volvo Treasury AB
5.950% due 04/01/2015	1,480	1,622
Walgreen Co.
0.899% due 03/13/2014	13,920	13,943
Waste Management, Inc.
6.375% due 11/15/2012	6,300	6,343
Watson Pharmaceuticals, Inc.
1.875% due 10/01/2017 (b)	6,000	6,075
Wesfarmers Ltd.
2.983% due 05/18/2016	200	209
WM Wrigley Jr. Co.
3.050% due 06/28/2013	3,300	3,349
WMC Finance USA Ltd.
5.125% due 05/15/2013	40	41
Woodside Finance Ltd.
5.000% due 11/15/2013	1,500	1,561
Xerox Corp.
1.799% due 09/13/2013	4,026	4,054
XTO Energy, Inc.
6.250% due 04/15/2013	100	103

		2,384,221

UTILITIES 2.1%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	12,050	12,809
7.700% due 08/07/2013	19,200	20,193
BP Capital Markets PLC
1.008% due 03/11/2014	46,282	46,640
3.875% due 03/10/2015	6,416	6,900
5.250% due 11/07/2013	350	368
British Telecommunications PLC
1.504% due 12/20/2013	5,300	5,336
2.000% due 06/22/2015	4,000	4,115
Carolina Power & Light Co.
5.125% due 09/15/2013	800	836
CMS Energy Corp.
2.750% due 05/15/2014	2,100	2,141
Consumers Energy Co.
5.500% due 08/15/2016	10,540	12,151
Dayton Power & Light Co.
5.125% due 10/01/2013	900	941

104	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dominion Resources, Inc.
1.400% due 09/15/2017	$6,700	$6,728
Duke Energy Carolinas LLC
1.750% due 12/15/2016	660	684
Duke Energy Corp.
6.300% due 02/01/2014	84	90
Gazprom OAO Via RBS AG
9.625% due 03/01/2013	32,690	33,852
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	4,350	4,867
10.500% due 03/25/2014	16,890	18,918
Great Plains Energy, Inc.
2.750% due 08/15/2013	1,965	1,993
Korea Electric Power Corp.
7.750% due 04/01/2013	250	258
KT Corp.
5.875% due 06/24/2014	700	753
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	820	820
NextEra Energy Capital Holdings, Inc.
1.200% due 06/01/2015	1,650	1,662
2.550% due 11/15/2013	505	514
Pacific Gas & Electric Co.
4.800% due 03/01/2014	250	264
Plains All American Pipeline LP
3.950% due 09/15/2015	1,000	1,087
5.250% due 06/15/2015	8,000	8,745
5.625% due 12/15/2013	7,950	8,421
5.875% due 08/15/2016	1,000	1,135
6.125% due 01/15/2017	1,576	1,882
Public Service Co. of Colorado
5.500% due 04/01/2014	80	86
Qwest Corp.
3.639% due 06/15/2013	12,785	12,856
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014	12,235	13,280
RWE Finance BV
2.000% due 02/11/2013	1,100	1,106
TNK-BP Finance S.A.
6.250% due 02/02/2015	3,700	4,038
Virginia Electric and Power Co.
5.100% due 11/30/2012	4,841	4,877

		241,346

Total Corporate Bonds & Notes (Cost $5,949,074)		5,997,745

CONVERTIBLE BONDS & NOTES 0.3%

INDUSTRIALS 0.3%
Transocean, Inc.
1.500% due 12/15/2037	36,400	36,264

Total Convertible Bonds & Notes (Cost $35,634)		36,264

MUNICIPAL BONDS & NOTES 1.4%

ARKANSAS 0.1%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.327% due 11/25/2043	7,591	7,544

CALIFORNIA 0.6%
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	10,100	10,356
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	10,090	11,162

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State General Obligation Notes, Series 2010
3.950% due 11/01/2015	$6,000	$6,522
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014	8,900	8,929
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	4,500	4,543
University of California Revenue Bonds, Series 2011
0.811% due 07/01/2041	26,750	26,785

		68,297

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.389% due 06/15/2013	12,500	12,514
New Jersey Economic Development Authority Revenue Notes, Series 2012
1.000% due 02/01/2015 (b)	4,000	4,000
New Jersey State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
4.252% due 01/01/2016	15,000	15,716

		32,230

NEW YORK 0.5%
New York City, New York General Obligation Bonds, Series 2003
5.000% due 10/15/2014	5,400	5,887
New York City, New York General Obligation Notes, Series 2007
5.000% due 10/01/2014	14,335	15,591
5.125% due 10/01/2015	27,645	31,255
New York City, New York General Obligation Notes, Series 2011
1.520% due 08/01/2013	3,325	3,360

		56,093

Total Municipal Bonds & Notes (Cost $163,383)		164,164

U.S. GOVERNMENT AGENCIES 18.9%
Fannie Mae
0.277% due 07/25/2037	1,418	1,363
0.305% due 12/25/2036	294	281
0.337% due 03/25/2034	89	88
0.347% due 03/25/2036	210	196
0.367% due 08/25/2034	538	531
0.417% due 10/27/2037	1,000	995
0.517% due 12/25/2028 - 03/25/2036	3,436	3,456
0.537% due 06/25/2036	391	393
0.540% due 09/26/2014	3,950	3,959
0.550% due 12/04/2014	23,850	23,886
0.557% due 11/25/2036	371	374
0.567% due 04/25/2036 - 03/25/2044	2,117	2,094
0.587% due 03/25/2036	316	318
0.600% due 08/20/2015	30,000	30,022
0.617% due 02/25/2018 - 01/25/2038	18,451	18,478
0.620% due 05/18/2032	280	282
0.621% due 03/17/2032	1,259	1,268
0.647% due 07/25/2036	233	235
0.667% due 10/25/2030 - 06/25/2042	20,920	21,030
0.700% due 09/17/2027	7	7
0.717% due 04/25/2042	6,603	6,645

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.719% due 02/25/2022 - 12/25/2022	$17	$17
0.720% due 05/18/2032	345	349
0.750% due 11/28/2014 - 07/18/2027	122,304	122,515
0.757% due 07/25/2037	322	325
0.767% due 09/25/2041	28,283	28,528
0.817% due 10/25/2017	123	123
0.819% due 08/25/2022	7	7
0.847% due 04/25/2031	316	318
0.869% due 12/25/2022	9	9
0.897% due 12/25/2037 - 02/25/2041	9,304	9,410
0.919% due 09/25/2022	5	5
0.946% due 01/01/2021	13,035	13,188
1.067% due 07/25/2038	101	102
1.069% due 02/25/2023	3	3
1.117% due 04/25/2032 - 11/25/2049	146	148
1.217% due 11/25/2049	143	145
1.250% due 06/20/2016	38,150	38,394
1.348% due 06/01/2043 - 10/01/2044	7,070	7,287
1.369% due 09/25/2023	67	69
1.437% due 10/25/2038	262	269
1.750% due 02/27/2019	19,000	19,112
2.000% due 03/21/2019	3,500	3,525
2.090% due 06/01/2033	13	13
2.118% due 12/01/2035	53	56
2.124% due 09/01/2035	35	38
2.207% due 11/01/2035	268	283
2.210% due 05/01/2035	72	73
2.220% due 08/01/2026	13	13
2.250% due 07/01/2031	7	7
2.251% due 07/01/2029	136	145
2.271% due 09/01/2034	73	78
2.300% due 09/01/2034 - 01/01/2036	298	314
2.332% due 06/01/2035	64	68
2.338% due 11/01/2027	8	9
2.340% due 02/01/2033	24	25
2.342% due 08/01/2024	2	2
2.351% due 12/01/2040	205	219
2.359% due 08/01/2029	1,014	1,089
2.360% due 02/01/2018 - 04/01/2029	18	18
2.366% due 05/01/2021 - 04/01/2029	146	147
2.389% due 09/01/2034	859	907
2.438% due 01/01/2032	303	322
2.492% due 11/01/2034	362	389
2.593% due 07/01/2034 - 12/01/2036	62	66
2.597% due 06/01/2034	10	11
2.612% due 09/01/2035	213	228
2.644% due 12/01/2036	42	46
2.648% due 02/01/2034	117	125
2.665% due 05/01/2034	66	71
2.700% due 03/28/2022 (g)(i)	113,300	114,790
2.700% due 05/09/2022	46,400	46,509
2.729% due 05/01/2035	259	277
2.741% due 09/01/2034	77	83
2.790% due 04/01/2033	17	18
2.810% due 08/01/2034	19	21
2.820% due 02/01/2035	18	18
3.192% due 06/01/2035	450	483
3.257% due 05/01/2036	6,501	6,751
3.305% due 06/25/2019	1,307	1,388

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	105

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.624% due 11/01/2024	$9	$9
3.919% due 05/01/2036	118	126
4.081% due 11/01/2025	7	7
4.125% due 04/15/2014 (g)	87,000	92,205
4.200% due 07/01/2035	1,163	1,196
4.367% due 07/01/2028	17	18
4.478% due 10/01/2035	134	144
4.518% due 06/01/2017	886	913
4.762% due 09/01/2035	139	149
4.839% due 07/01/2018	1,053	1,104
5.022% due 05/01/2035	196	211
5.105% due 07/01/2035	81	88
5.158% due 08/01/2035	175	189
5.228% due 12/01/2035	108	117
5.258% due 08/01/2035	195	211
5.274% due 10/01/2035	170	184
5.287% due 10/01/2035	212	229
5.310% due 08/25/2033	105	108
5.332% due 01/01/2036	183	198
5.340% due 11/01/2035	235	254
5.348% due 01/01/2036	256	277
5.352% due 11/01/2035	277	300
5.410% due 01/13/2023	440	470
5.500% due 03/01/2038 - 11/01/2042	101,505	111,244
5.531% due 03/01/2036	235	255
5.609% due 03/01/2036	161	174
5.693% due 01/01/2036	126	136
5.794% due 06/01/2036	48	52
6.492% due 10/25/2042	668	760
8.735% due 06/25/2032	183	184
FDIC Structured Sale Guaranteed Notes
0.732% due 11/29/2037	2,549	2,543
Federal Farm Credit Bank
2.200% due 01/23/2020	25,000	25,126
Federal Home Loan Bank
0.250% due 02/14/2014 (g)	150,000	150,087
0.330% due 01/03/2014 - 01/17/2014	208,550	208,889
0.500% due 12/13/2013	19,300	19,347
Federal Housing Administration
6.896% due 07/01/2020	186	182
7.350% due 04/01/2019	112	111
7.430% due 07/01/2021 - 09/01/2022	80	79
7.435% due 02/01/2019	121	120
Freddie Mac
0.257% due 12/25/2036	10,452	10,387
0.451% due 02/15/2019	20,147	20,212
0.471% due 07/15/2034	394	395
0.500% due 08/28/2015	25,000	25,092
0.521% due 02/15/2035	1,490	1,491
0.571% due 02/15/2018 - 12/15/2030	347	349
0.621% due 07/15/2023 - 07/15/2034	40,735	40,888
0.641% due 04/15/2041	10,595	10,662
0.650% due 01/30/2015 - 01/15/2022	3,701	3,721
0.671% due 12/15/2031 - 09/15/2041	13,692	13,831
0.701% due 11/15/2036	160	161
0.721% due 07/15/2039 - 02/15/2041	21,163	21,353
0.771% due 06/15/2031	30	31
0.821% due 06/15/2031 - 12/15/2037	2,821	2,850
0.900% due 03/15/2020	2	2

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.921% due 03/15/2032	$11	$11
1.000% due 02/10/2016 - 03/15/2023	1,009	1,016
1.221% due 10/15/2049	151	153
1.306% due 10/25/2044	5,996	6,049
1.348% due 02/25/2045	2,189	2,137
1.511% due 07/25/2044	9,077	9,280
1.625% due 08/01/2017	38	39
2.000% due 07/17/2017	90,800	91,999
2.000% due 10/09/2019 (b)	11,300	11,446
2.234% due 02/01/2023	2	2
2.250% due 06/20/2017 - 07/03/2017	129,001	131,335
2.311% due 04/01/2025	13	14
2.375% due 05/01/2034	60	64
2.386% due 07/01/2033	107	113
2.838% due 09/01/2035	565	607
2.856% due 10/01/2033 - 08/01/2035	310	334
2.973% due 08/01/2034	112	121
3.000% due 07/10/2019 - 08/08/2019	317,450	324,239
4.500% due 07/15/2023	81	82
5.000% due 01/15/2018 - 08/15/2035	6,267	6,766
5.100% due 08/01/2035	115	124
5.308% due 12/01/2035	132	143
5.400% due 03/17/2021	15,950	18,465
5.438% due 11/01/2035	102	110
5.500% due 08/15/2030	9	11
6.500% due 07/25/2043	364	420
6.750% due 08/15/2023	148	148
Ginnie Mae
0.621% due 02/16/2032 - 03/16/2032	355	359
0.721% due 02/16/2030	113	114
0.794% due 04/20/2062	22,142	22,306
0.814% due 04/20/2062	13,929	14,046
0.821% due 02/16/2030	77	78
0.871% due 02/16/2030	136	138
0.944% due 02/20/2062	45,406	46,130
1.169% due 03/20/2031	490	501
1.221% due 08/16/2039	179	183
1.294% due 02/20/2062	34,810	35,984
1.625% due 12/20/2021 - 12/20/2033	3,734	3,885
1.750% due 04/20/2024 - 05/20/2032	1,871	1,949
2.000% due 04/20/2025 - 02/20/2030	208	217
2.500% due 10/20/2017 - 01/20/2022	42	44
4.000% due 02/20/2019	11	11
7.500% due 02/20/2030	82	87
Israel Government AID Bond
0.000% due 11/01/2012 - 09/15/2014	5,047	5,022
NCUA Guaranteed Notes
0.578% due 12/07/2020	11,921	11,961
0.598% due 11/06/2017	92,824	93,056
0.608% due 03/06/2020	2,704	2,707
0.678% due 10/07/2020	11,619	11,672
0.788% due 12/08/2020	36,394	36,667
1.600% due 10/29/2020	11,273	11,471
Overseas Private Investment Corp.
0.000% due 05/02/2016	135	140
Small Business Administration
1.250% due 12/25/2017	31	31

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.340% due 03/01/2024		$233	$257
4.524% due 02/10/2013		19	19
5.370% due 04/01/2028		322	371
5.490% due 03/01/2028		176	203

Total U.S. Government Agencies (Cost $2,201,615)			2,209,107

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
0.250% due 05/31/2014 (g)		5,734	5,737

Total U.S. Treasury Obligations (Cost $5,719)			5,737

MORTGAGE-BACKED SECURITIES 6.5%
Adjustable Rate Mortgage Trust
2.821% due 02/25/2035		5,304	5,299
American Home Mortgage Assets LLC
0.407% due 05/25/2046		2,940	1,857
0.407% due 09/25/2046		1,232	773
1.068% due 11/25/2046		12	6
American Home Mortgage Investment Trust
2.155% due 09/25/2045		842	750
2.533% due 10/25/2034		1,196	1,202
2.709% due 02/25/2045		138	136
Arkle Master Issuer PLC
1.585% due 05/17/2060		13,400	13,450
Arran Residential Mortgages Funding PLC
1.545% due 05/16/2047	EUR	2,816	3,624
1.637% due 05/16/2047		$195	195
1.745% due 05/16/2047	EUR	15,000	19,648
Banc of America Commercial Mortgage Trust
0.398% due 06/10/2049		$561	561
5.414% due 09/10/2047		12,315	14,054
5.893% due 06/10/2049		561	561
Banc of America Funding Corp.
2.634% due 02/20/2036		4,241	4,233
5.630% due 01/20/2047^		268	191
Banc of America Large Loan Trust
0.731% due 08/15/2029		108	107
0.971% due 08/15/2029		1,700	1,656
Banc of America Mortgage Trust
3.000% due 02/25/2036		264	210
3.109% due 08/25/2033		7,230	7,294
3.626% due 07/20/2032		155	157
5.500% due 11/25/2031		1,074	1,073
6.500% due 09/25/2033		291	308
Banc of America Re-REMIC Trust
1.765% due 02/17/2040		182	182
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.580% due 11/10/2038		10,000	10,443
4.877% due 07/10/2042		3,085	3,283
5.343% due 11/10/2042		2,000	2,204
BCAP LLC Trust
2.647% due 11/26/2035		9,900	9,686
2.768% due 11/26/2035		1,154	1,161
2.962% due 10/26/2035		521	525
3.117% due 05/26/2047		6,176	6,137
3.141% due 09/26/2035		7,951	7,813
5.187% due 07/26/2037		2,427	2,516
BCRR Trust
4.230% due 12/22/2032		7	7
4.230% due 05/22/2034		163	164
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035		65	67
2.570% due 03/25/2035		3,946	3,995

106	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.647% due 11/25/2034	$1,498	$1,331
2.648% due 10/25/2035	400	409
2.735% due 01/25/2035	211	188
2.764% due 08/25/2033	4,700	4,809
2.847% due 07/25/2033	15,747	16,279
2.857% due 11/25/2030	119	122
2.931% due 01/25/2034	134	136
2.994% due 01/25/2034	422	425
3.078% due 03/25/2035	296	298
3.117% due 05/25/2047^	2,812	2,160
3.136% due 11/25/2034	12,715	11,665
Bear Stearns Alt-A Trust
0.377% due 02/25/2034	1,499	1,416
0.917% due 09/25/2034	7,781	7,598
2.694% due 01/25/2036^	3,284	1,995
2.890% due 05/25/2035	440	425
2.921% due 11/25/2036	4,211	2,831
3.006% due 09/25/2035	5,558	4,518
Bear Stearns Commercial Mortgage Securities
4.680% due 08/13/2039	2,229	2,293
4.735% due 09/11/2042	2,998	3,080
4.825% due 11/11/2041	1,400	1,512
5.186% due 05/11/2039	1,266	1,306
5.405% due 12/11/2040	3,100	3,499
6.540% due 06/16/2030	3,994	4,041
Bear Stearns Structured Products, Inc.
2.837% due 12/26/2046	5,966	3,476
2.840% due 01/26/2036	12,160	7,678
CC Mortgage Funding Corp.
0.347% due 05/25/2048	2,802	1,867
0.467% due 08/25/2035	492	376
Chase Mortgage Finance Corp.
2.914% due 03/25/2037	961	840
Citigroup Mortgage Loan Trust, Inc.
0.287% due 01/25/2037	593	315
1.990% due 09/25/2035	137	136
2.530% due 10/25/2035	440	402
2.600% due 05/25/2035	1,049	1,021
2.679% due 08/25/2035	2,884	2,890
2.895% due 07/25/2046^	729	562
2.901% due 03/25/2034	193	191
3.109% due 09/25/2037^	5,068	3,818
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	2,347	2,392
5.393% due 07/15/2044	3,000	3,369
Commercial Mortgage Pass-Through Certificates
0.321% due 12/15/2020	383	376
0.401% due 06/15/2022	2,737	2,611
2.365% due 02/10/2029	23,000	24,218
Countrywide Alternative Loan Trust
0.377% due 02/25/2047	295	218
0.397% due 05/25/2047	5,250	3,609
0.399% due 02/20/2047	6,822	3,826
0.407% due 09/25/2046	2,359	1,559
0.414% due 12/20/2046	4,767	2,946
0.427% due 07/25/2046	504	365
0.429% due 07/20/2046^	3,193	1,522
1.148% due 12/25/2035	1,367	962
1.148% due 02/25/2036	580	443
2.897% due 02/25/2037^	2,428	1,852
6.000% due 04/25/2037^	308	223
6.250% due 12/25/2033	1,281	1,333
Countrywide Home Loan Mortgage Pass-Through Trust
0.447% due 05/25/2035	425	330
0.507% due 04/25/2035	82	57
0.537% due 03/25/2035	686	435
0.557% due 06/25/2035	7,346	6,285
2.125% due 07/19/2031	5	5

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.116% due 11/19/2033		$172	$170
3.729% due 09/25/2047^		500	366
6.500% due 01/25/2034		19	19
Credit Suisse First Boston Mortgage Securities Corp.
0.888% due 03/25/2032		86	75
2.120% due 05/25/2032		1	1
6.133% due 04/15/2037		959	963
Credit Suisse Mortgage Capital Certificates
0.451% due 10/15/2021		3,976	3,854
5.002% due 07/27/2037		3,144	3,208
5.448% due 01/15/2049		366	370
5.866% due 06/15/2039		1,045	1,045
DBRR Trust
0.946% due 09/25/2045		67,600	67,589
DECO Series
1.022% due 10/27/2014	GBP	2,000	3,211
Deutsche Mortgage Securities, Inc.
1.484% due 06/28/2047		$213	212
European Loan Conduit
0.495% due 05/15/2019	EUR	4,580	5,294
Extended Stay America Trust
3.330% due 01/05/2013 (a)		$63,739	357
First Horizon Mortgage Pass-Through Trust
2.614% due 08/25/2035		1,252	1,191
First Republic Mortgage Loan Trust
0.521% due 08/15/2032		5,191	5,206
0.571% due 11/15/2031		412	410
0.697% due 06/25/2030		325	321
Fosse Master Issuer PLC
1.855% due 10/18/2054		22,644	23,028
GE Capital Commercial Mortgage Corp. Trust
5.543% due 12/10/2049		1,800	2,055
GMAC Mortgage Corp. Loan Trust
5.325% due 08/19/2034		3,786	3,919
Gracechurch Mortgage Financing PLC
0.534% due 11/20/2056		2,106	2,106
Greenpoint Mortgage Funding Trust
0.437% due 06/25/2045		466	362
0.447% due 06/25/2045		227	158
0.487% due 11/25/2045		517	367
Greenwich Capital Acceptance, Inc.
3.046% due 06/25/2024		6	7
Greenwich Capital Commercial Funding Corp.
4.915% due 01/05/2036		1,500	1,549
5.381% due 03/10/2039		1,306	1,349
5.444% due 03/10/2039		11,900	13,663
5.597% due 12/10/2049		1,535	1,580
GS Mortgage Securities Corp.
1.103% due 03/06/2020		6,556	6,556
1.731% due 03/06/2020		5,500	5,500
4.608% due 01/10/2040		465	466
GSR Mortgage Loan Trust
2.647% due 09/25/2035		6,087	6,144
2.705% due 01/25/2036		1,190	1,013
2.920% due 04/25/2036		595	535
Harborview Mortgage Loan Trust
0.349% due 04/19/2038		1,493	1,106
0.399% due 07/19/2046		2,880	1,643
0.439% due 05/19/2035		2,081	1,536
0.459% due 03/19/2036		5,347	3,309
0.959% due 02/19/2034		315	315
5.322% due 08/19/2036^		390	327
Impac CMB Trust
1.117% due 10/25/2033		40	40
Indymac Adjustable Rate Mortgage Trust
1.717% due 01/25/2032		1	1
1.815% due 01/25/2032		4	4

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Indymac Index Mortgage Loan Trust
0.407% due 09/25/2046	$1,942	$1,310
0.417% due 06/25/2047	1,039	654
0.427% due 05/25/2046	329	241
0.457% due 07/25/2035	307	232
2.671% due 12/25/2034	64	56
Indymac Mortgage Loan Trust
0.397% due 07/25/2047	1,120	685
JPMorgan Chase Commercial Mortgage Securities Corp.
0.596% due 07/15/2019	5,873	5,696
1.525% due 07/15/2046	2,420	2,450
1.875% due 02/15/2046	2,128	2,167
4.654% due 01/12/2037	934	957
4.678% due 07/15/2042	855	867
4.959% due 08/15/2042	402	408
5.130% due 01/12/2043	1,352	1,356
5.247% due 01/12/2043	1,960	1,967
5.289% due 05/15/2045	2,599	2,603
5.349% due 12/15/2044	655	685
5.440% due 06/12/2047	4,310	4,995
JPMorgan Mortgage Trust
3.121% due 04/25/2035	7,081	6,386
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.341% due 09/15/2021	357	351
Luminent Mortgage Trust
0.387% due 12/25/2036	1,451	1,000
0.397% due 12/25/2036	583	382
0.417% due 10/25/2046	482	370
Mach One Trust Commercial Mortgage-Backed
5.220% due 05/28/2040	197	197
MASTR Adjustable Rate Mortgages Trust
0.427% due 04/25/2046	917	610
2.624% due 11/21/2034	3,682	3,787
MASTR Alternative Loans Trust
5.000% due 04/25/2019	309	319
6.000% due 08/25/2033	164	176
MASTR Asset Securitization Trust
5.500% due 09/25/2033	441	467
MASTR Seasoned Securities Trust
6.210% due 09/25/2017	89	93
Mellon Residential Funding Corp.
0.661% due 12/15/2030	2,351	2,351
0.921% due 11/15/2031	2,732	2,711
2.610% due 10/20/2029	1,647	1,679
Merrill Lynch Floating Trust
0.766% due 07/09/2021	28,567	28,023
Merrill Lynch Mortgage Investors Trust
0.467% due 11/25/2035	3,810	3,473
1.231% due 10/25/2035	5,677	5,530
1.986% due 10/25/2035	3,445	3,351
Merrill Lynch Mortgage Investors, Inc.
0.427% due 02/25/2036	8,613	7,317
2.225% due 12/25/2032	15	16
Merrill Lynch Mortgage Trust
6.042% due 06/12/2050	486	531
Merrill Lynch Mortgage-Backed Securities Trust
5.145% due 04/25/2037^	1,075	825
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	8,600	9,860
Morgan Stanley Capital Trust
5.383% due 11/14/2042	3,000	3,355
5.450% due 10/28/2033	391	392
5.610% due 04/15/2049	2,414	2,545
5.759% due 04/12/2049	1,041	1,078
Morgan Stanley Dean Witter Capital
4.740% due 11/13/2036	2,466	2,476

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	107

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Mortgage Loan Trust
0.437% due 02/25/2047	$970	$132
2.541% due 06/25/2036	262	239
MortgageIT Trust
0.587% due 12/25/2034	199	192
RBSSP Resecuritization Trust
0.537% due 08/26/2045	14,453	12,540
0.717% due 09/26/2036	7,622	7,381
0.717% due 10/26/2036	10,188	9,354
2.579% due 10/26/2036	10,521	10,700
2.657% due 12/26/2036	9,986	10,070
Residential Accredit Loans, Inc. Trust
0.427% due 04/25/2046	289	144
0.467% due 08/25/2037	799	565
0.517% due 08/25/2035	1,497	1,074
1.508% due 09/25/2045	931	679
Residential Asset Securitization Trust
2.775% due 12/25/2034	6,298	6,341
5.750% due 02/25/2036^	270	220
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	57	60
Sequoia Mortgage Trust
0.569% due 07/20/2033	3,263	3,228
0.979% due 10/20/2027	1,300	1,301
2.625% due 04/20/2035	709	714
2.743% due 01/20/2047	462	383
Structured Adjustable Rate Mortgage Loan Trust
1.636% due 01/25/2035	93	65
2.778% due 02/25/2034	186	188
2.817% due 08/25/2035	1,170	1,047
Structured Asset Mortgage Investments, Inc.
0.347% due 03/25/2037	1,290	850
0.407% due 07/25/2046	3,405	2,220
0.437% due 05/25/2036	8,753	5,798
0.437% due 05/25/2046	1,287	575
0.447% due 05/25/2045	718	518
0.469% due 07/19/2035	8,159	7,957
0.497% due 02/25/2036	46	30
0.799% due 07/19/2034	46	45
0.879% due 09/19/2032	62	60
0.919% due 03/19/2034	631	615
0.919% due 04/19/2035	2,222	2,090
Structured Asset Securities Corp.
2.453% due 07/25/2032	111	110
2.514% due 02/25/2032	139	142
2.603% due 01/25/2032	10	9
2.843% due 10/28/2035	429	388
4.550% due 02/25/2034	215	220
UBS Commercial Mortgage Trust
0.796% due 07/15/2024	3,000	2,912
1.139% due 07/15/2024	86	82
Wachovia Bank Commercial Mortgage Trust
0.301% due 06/15/2020	1,470	1,410
0.311% due 09/15/2021	7,731	7,486
3.989% due 06/15/2035	1,624	1,646
5.275% due 11/15/2048	61	61
5.421% due 04/15/2047	1,771	1,839
5.934% due 06/15/2049	2,145	2,235
WaMu Mortgage Pass-Through Certificates
0.477% due 11/25/2045	190	172
0.487% due 12/25/2045	347	319
0.507% due 10/25/2045	771	702
0.527% due 01/25/2045	283	273
0.848% due 02/25/2047	3,593	2,496
0.848% due 03/25/2047	2,939	2,047
0.878% due 01/25/2047	680	560
0.888% due 01/25/2047	1,457	1,031

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.908% due 04/25/2047		$2,110	$1,744
0.958% due 12/25/2046		2,707	2,325
0.968% due 12/25/2046		1,374	1,037
1.148% due 02/25/2046		3,261	2,917
1.148% due 08/25/2046		19,218	14,845
1.348% due 11/25/2042		538	502
1.548% due 06/25/2042		708	665
1.548% due 08/25/2042		808	754
2.120% due 03/25/2033		121	122
2.140% due 01/25/2037^		878	666
2.314% due 12/25/2036^		557	446
2.344% due 02/27/2034		127	129
2.344% due 01/25/2047		371	328
2.422% due 04/25/2037		583	436
2.449% due 09/25/2033		3,935	4,029
2.534% due 02/25/2037^		1,485	1,089
2.544% due 09/25/2033		1,675	1,728
2.583% due 06/25/2034		3,095	3,164
2.594% due 07/25/2046		374	333
2.594% due 08/25/2046		9,465	8,284
2.594% due 12/25/2046		1,435	1,224
2.616% due 09/25/2046		697	603
2.616% due 11/25/2046		264	229
2.704% due 02/25/2037		3,516	2,751
2.741% due 09/25/2036		972	748
4.764% due 05/25/2037^		1,387	1,054
5.098% due 02/25/2037		1,885	1,526
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.118% due 05/25/2046		709	436
Washington Mutual MSC Mortgage Pass-Through Certificates
2.257% due 02/25/2033		48	47
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 12/25/2034		3,047	3,151
2.614% due 07/25/2036^		1,242	1,066
2.616% due 09/25/2034		433	446
2.616% due 06/25/2035		4,653	4,770
2.617% due 03/25/2036		327	314
WF-RBS Commercial Mortgage Trust
1.607% due 06/15/2044		8,389	8,544

Total Mortgage-Backed Securities (Cost $770,692)			755,819

ASSET-BACKED SECURITIES 5.2%
ACE Securities Corp.
0.277% due 10/25/2036		24	8
Aimco CLO
0.705% due 10/20/2019		3,737	3,612
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		970	974
Ally Auto Receivables Trust
0.650% due 03/17/2014		2,220	2,222
American Money Management Corp. CLO Ltd.
0.652% due 05/03/2018		3,271	3,231
Amortizing Residential Collateral Trust
0.797% due 07/25/2032		63	53
0.917% due 10/25/2031		391	308
0.917% due 08/25/2032		407	327
Amresco Residential Securities Mortgage Loan Trust
1.157% due 06/25/2029		99	84
ARES CLO Ltd.
0.681% due 02/24/2018		2,117	2,091
1.057% due 11/25/2020		15,800	15,519
Asset-Backed European Securitisation Transaction SRL
1.018% due 09/21/2020	EUR	8,600	11,085

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Asset-Backed Funding Certificates Trust
0.917% due 06/25/2034		$873	$693
Asset-Backed Securities Corp. Home Equity
0.297% due 05/25/2037		165	132
0.492% due 09/25/2034		445	428
Avalon Capital Ltd.
0.701% due 02/24/2019		2,524	2,481
Avenue CLO Fund Ltd.
0.785% due 02/15/2017		4,811	4,780
Babson CLO Ltd.
0.755% due 11/15/2016		3,307	3,284
Bavarian Sky S.A.
0.970% due 01/15/2018	EUR	382	492
Bear Stearns Asset-Backed Securities Trust
0.287% due 12/25/2036		$199	190
0.297% due 10/25/2036		40	38
0.877% due 10/25/2032		562	506
1.017% due 10/27/2032		82	74
1.217% due 10/25/2037		3,138	2,422
1.217% due 11/25/2042		50	45
Carrington Mortgage Loan Trust
0.537% due 10/25/2035		363	353
Chase Funding Mortgage Loan Asset-Backed Certificates
0.857% due 08/25/2032		38	30
CIT Group Home Equity Loan Trust
0.487% due 06/25/2033		36	32
Citibank Omni Master Trust
2.971% due 08/15/2018		136,000	142,430
4.900% due 11/15/2018		25,143	27,421
5.350% due 08/15/2018		10,000	10,891
Citigroup Mortgage Loan Trust, Inc.
0.257% due 12/25/2036		43	43
0.277% due 07/25/2045		894	701
0.327% due 08/25/2036		121	119
Collegiate Funding Services Education Loan Trust
0.462% due 12/28/2021		1,091	1,084
Contimortgage Home Equity Trust
0.901% due 03/15/2027		1	1
Countrywide Asset-Backed Certificates
0.267% due 07/25/2037		31	31
0.317% due 08/25/2037		8,997	8,712
0.397% due 09/25/2036		1,021	966
0.407% due 06/25/2036		613	593
0.697% due 12/25/2031		47	29
0.957% due 05/25/2032		239	203
1.077% due 05/25/2033		21	17
Countrywide Home Equity Loan Trust
0.361% due 01/15/2037		57	44
Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 01/25/2032		3	3
Credit-Based Asset Servicing and Securitization LLC
0.277% due 11/25/2036		74	31
0.337% due 07/25/2037		632	412
Delta Funding Home Equity Loan Trust
1.041% due 09/15/2029		34	28
Diamond Lake CLO Ltd.
5.509% due 12/01/2012		263	264
EMC Mortgage Loan Trust
0.587% due 05/25/2040		79	71
0.917% due 01/25/2041		1,352	1,138
Equity One ABS, Inc.
0.517% due 04/25/2034		607	459
0.777% due 11/25/2032		555	476
First CLO Ltd.
0.704% due 12/14/2016		177	176
First Franklin Mortgage Loan Trust
0.587% due 12/25/2034		10	10

108	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
First NLC Trust
0.287% due 08/25/2037		$684	$285
Ford Auto Securitization Trust
1.748% due 04/15/2014	CAD	19,184	19,624
1.960% due 07/15/2015		10,000	10,249
Franklin CLO Ltd.
0.649% due 06/15/2018		$14,358	14,041
Fraser Sullivan CLO Ltd.
0.649% due 03/15/2020		1,587	1,566
Galaxy CLO Ltd.
0.715% due 10/20/2017		4,450	4,406
GCO Education Loan Funding Trust
0.507% due 11/25/2020		558	557
Gracechurch Card Funding PLC
0.921% due 02/15/2017		73,000	73,265
Greenpoint Home Equity Loan Trust
0.581% due 01/15/2030		238	167
GSAMP Trust
0.287% due 12/25/2036		496	205
GSRPM Mortgage Loan Trust
0.917% due 01/25/2032		48	48
Harvest CLO S.A.
0.936% due 03/29/2017	EUR	222	283
Home Equity Asset Trust
0.277% due 05/25/2037		$85	84
1.137% due 02/25/2033		1	1
HSBC Home Equity Loan Trust
0.509% due 01/20/2034		1,186	1,160
HSI Asset Loan Obligation Trust
0.277% due 12/25/2036		145	46
Hyundai Capital Auto Funding Ltd.
1.220% due 09/20/2016		3,500	3,482
Illinois Student Assistance Commission
0.931% due 04/25/2017		1,773	1,775
Irwin Home Equity Corp.
0.757% due 07/25/2032		145	97
JPMorgan Mortgage Acquisition Corp.
0.277% due 03/25/2047		238	222
0.297% due 03/25/2037		124	123
Katonah Ltd.
0.699% due 09/20/2016		8,340	8,290
0.874% due 05/18/2015		409	409
Lafayette CLO Ltd.
1.635% due 09/06/2022		12,200	12,199
Lehman ABS Mortgage Loan Trust
0.307% due 06/25/2037		575	272
Lehman XS Trust
0.367% due 04/25/2037		2,301	1,466
Leopard CLO BV
1.283% due 04/21/2020	EUR	4,433	5,526
Long Beach Mortgage Loan Trust
0.777% due 10/25/2034		$359	299
0.917% due 03/25/2032		65	54
Louisiana Public Facilities Authority
0.951% due 04/26/2021		2,811	2,814
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	17,411	22,467
Massachusetts Educational Financing Authority
1.401% due 04/25/2038		$3,767	3,776
MASTR Asset-Backed Securities Trust
0.267% due 11/25/2036		92	36
0.267% due 01/25/2037		464	108
0.297% due 05/25/2037		117	114
Merrill Lynch Mortgage Investors, Inc.
0.297% due 09/25/2037		7	2
0.337% due 02/25/2037		446	160

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley ABS Capital
0.277% due 05/25/2037		$340	$255
0.317% due 09/25/2036		40	33
1.017% due 07/25/2037		692	660
Morgan Stanley IXIS Real Estate Capital Trust
0.267% due 11/25/2036		13	5
Nautique Funding Ltd.
0.705% due 04/15/2020		1,925	1,841
Nelnet Education Loan Funding, Inc.
0.567% due 08/26/2019		2,819	2,806
Nelnet Student Loan Trust
1.151% due 07/25/2018		2,573	2,582
New Century Home Equity Loan Trust
0.397% due 05/25/2036		782	449
0.477% due 06/25/2035		82	81
Nissan Auto Receivables Owner Trust
0.540% due 10/15/2014		4,550	4,559
Oak Hill Credit Partners
0.685% due 05/17/2021		2,324	2,288
Option One Mortgage Loan Trust
0.277% due 07/25/2037		127	126
0.757% due 06/25/2032		30	25
0.757% due 08/25/2032		198	157
Panhandle-Plains Higher Education Authority, Inc.
1.490% due 10/01/2035		1,669	1,695
Park Place Securities, Inc.
0.477% due 09/25/2035		617	597
Plymouth Rock CLO Ltd.
1.937% due 02/16/2019		3,981	3,984
Popular ABS Mortgage Pass-Through Trust
0.307% due 06/25/2047		848	713
Renaissance Home Equity Loan Trust
0.577% due 11/25/2034		261	207
0.657% due 08/25/2033		1,018	895
0.717% due 12/25/2033		471	420
Residential Asset Mortgage Products Trust
0.777% due 06/25/2032		7	5
Residential Asset Securities Corp. Trust
0.717% due 07/25/2032^		98	63
SACO, Inc.
0.337% due 05/25/2036		22	22
SC Germany Auto
0.251% due 07/10/2019	EUR	1,737	2,231
Securitized Asset-Backed Receivables LLC
0.257% due 01/25/2037		$86	76
Shasta CLO Ltd.
0.705% due 04/20/2013		420	418
SLC Student Loan Trust
4.750% due 06/15/2033		5,732	5,504
SLM Student Loan Trust
0.451% due 07/25/2017		1,179	1,177
0.521% due 04/27/2020		11,496	11,445
0.521% due 04/25/2022		22,700	22,666
0.531% due 07/25/2019		4,094	4,080
0.531% due 04/25/2023		4,922	4,911
0.541% due 04/25/2022		1,127	1,127
0.571% due 01/27/2025		7,000	6,959
0.581% due 04/25/2019		560	560
0.591% due 07/25/2018		3,624	3,624
0.591% due 01/27/2020		381	380
0.601% due 01/25/2021		11,267	11,256
0.917% due 01/25/2029		13,530	13,635
1.271% due 06/15/2023		1,593	1,604
1.321% due 12/15/2021		5,927	5,971
1.551% due 10/25/2016		1,052	1,059
1.951% due 04/25/2023		18,408	19,184

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.350% due 04/15/2039		$2,597	$2,617
3.500% due 08/17/2043		18,072	17,564
South Carolina Student Loan Corp.
0.901% due 01/25/2021		5,338	5,341
Specialty Underwriting & Residential Finance
0.277% due 01/25/2038		216	205
0.897% due 01/25/2034		90	74
Structured Asset Securities Corp.
0.297% due 01/25/2037		33	33
0.317% due 01/25/2037		355	242
0.797% due 01/25/2033		1,148	1,024
1.715% due 04/25/2035		2,247	2,149
Volkswagen Car Lease
0.798% due 06/21/2016	EUR	2,191	2,821
Washington Mutual Asset-Backed Certificates Trust
0.277% due 10/25/2036		$96	61
Whitney CLO Ltd.
0.708% due 03/01/2017		1,090	1,086

Total Asset-Backed Securities (Cost $623,473)			617,077

SOVEREIGN ISSUES 9.2%
Bank of England Euro Note
1.375% due 03/07/2014		4,700	4,776
Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014		2,100	2,262
Israel Government International Bond
4.625% due 06/15/2013		375	385
Kommunalbanken A/S
0.528% due 03/10/2014		24,100	24,102
0.553% due 10/21/2013		35,600	35,597
0.560% due 04/01/2015		12,750	12,785
0.744% due 03/27/2017		62,100	62,130
1.000% due 02/09/2015		39,720	40,190
1.000% due 09/26/2017		15,300	15,327
1.750% due 10/05/2015		15,000	15,514
2.375% due 01/19/2016		6,350	6,705
2.750% due 05/05/2015		46,200	48,799
2.875% due 10/27/2014		6,000	6,297
Kommunekredit
1.000% due 05/05/2015		20,000	20,246
Kommuninvest Sverige AB
0.608% due 04/11/2014		16,850	16,862
Mexico Government International Bond
6.250% due 06/16/2016	MXN	4,194,140	341,806
Province of Ontario
0.510% due 04/01/2015		$15,110	15,111
0.950% due 05/26/2015		30,400	30,781
1.375% due 01/27/2014		147,700	149,773
1.600% due 09/21/2016		15,100	15,629
2.700% due 06/16/2015		40,712	43,099
2.950% due 02/05/2015		76,800	81,331
4.100% due 06/16/2014		64,100	68,197
Qatar Government International Bond
5.150% due 04/09/2014		8,200	8,733
Republic of Korea
4.250% due 06/01/2013		4,240	4,340

Total Sovereign Issues (Cost $1,048,251)			1,070,777

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	109

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
DG Funding Trust
2.829% due 10/29/2012 (d)	328	$2,445

Total Preferred Securities (Cost $3,489)		2,445

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.1%

CERTIFICATES OF DEPOSIT 2.1%
Abbey National Treasury Services PLC
1.758% due 06/10/2013	$27,900	27,795
Banco Bradesco S.A.
1.955% due 01/24/2013	250	251
2.292% due 01/24/2013	48,000	48,162
Banco do Brasil S.A.
0.000% due 03/26/2013	300	299
2.010% due 03/26/2013	18,400	18,342
Dexia Credit Local
1.700% due 09/06/2013	111,850	111,848
Itau Unibanco Holding S.A.
0.000% due 11/13/2012	500	499
2.010% due 03/26/2013	29,000	28,795
Standard Chartered Bank
0.658% due 04/12/2013	5,000	4,960
Svenska Handelsbanken AB
0.753% due 01/18/2013	500	501

		241,452

COMMERCIAL PAPER 4.0%
AMCOR Ltd.
0.460% due 10/24/2012	18,720	18,714
BAT International Finance PLC
0.440% due 10/10/2012	2,840	2,840
0.480% due 11/19/2012	5,194	5,191
0.480% due 11/26/2012	13,160	13,150
British Telecommunications PLC
1.130% due 10/29/2012	11,550	11,540
1.600% due 05/15/2013	14,225	14,135
1.640% due 05/15/2013	59,300	58,925
Duke Energy Corp.
0.470% due 01/02/2013	19,820	19,796

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Holcim U.S. Finance SARL & Cie SCS
0.490% due 10/01/2012	$15,000	$15,000
0.500% due 11/01/2012	5,600	5,597
Kinder Morgan Energy Partners LP
0.490% due 10/02/2012	5,300	5,300
0.500% due 10/02/2012	10,000	10,000
0.500% due 10/10/2012	13,585	13,583
0.500% due 10/16/2012	7,049	7,047
0.520% due 10/24/2012	10,000	9,997
Newell Rubbermaid, Inc.
1.500% due 10/03/2012	13,000	12,999
1.500% due 10/26/2012	8,070	8,062
Sempra Energy
0.430% due 10/03/2012	6,500	6,500
Spectra Energy Capital
0.440% due 10/09/2012	10,000	9,999
Standard Chartered Bank
0.950% due 09/26/2013	42,000	41,658
VF Corp.
0.500% due 12/14/2012	45,000	44,958
Virginia Electric & Power Co.
0.420% due 10/22/2012	9,000	8,998
Vodafone Group PLC
0.980% due 09/09/2013	7,700	7,625
1.023% due 06/14/2013	2,000	1,987
1.070% due 06/14/2013	7,000	6,956
1.200% due 06/11/2013	31,000	30,809
Volvo Group Treasury N.A.
0.540% due 10/11/2012	25,000	24,996
Xstrata Finance Canada Ltd.
0.470% due 10/03/2012	9,860	9,860
0.480% due 10/05/2012	24,410	24,409
0.520% due 10/09/2012	15,000	14,998

		465,629

REPURCHASE AGREEMENTS 0.3%
Morgan Stanley & Co., Inc.
0.280% due 10/01/2012	30,800	30,800
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $31,217. Repurchase proceeds are $30,801.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Street Bank and Trust Co.
0.010% due 10/01/2012		$5,874	$5,874
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 5.250% due 02/15/2029 valued at $5,997. Repurchase proceeds are $5,874.)

			36,674

SHORT-TERM NOTES 0.6%
Appalachian Power Co.
0.810% due 08/16/2013		1,900	1,902
Holmes Master Issuer PLC
0.421% due 01/15/2013		24,400	24,423
Pacific Gas & Electric Co.
0.884% due 11/20/2012		38,860	38,860

			65,185

JAPAN TREASURY BILLS 0.8%
0.099% due 12/17/2012	JPY	7,500,000	96,089

U.S. TREASURY BILLS 0.3%
0.135% due 01/31/2013 - 09/19/2013 (c)(g)		$38,307	38,277

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 0.0%
PIMCO Short-Term Floating NAV Portfolio		4,508	45
PIMCO Short-Term Floating NAV Portfolio III		1,188	12

			57

Total Short-Term Instruments (Cost $943,167)			943,363

Total Investments 101.8% (Cost $11,836,446)			$11,894,861

Other Assets and Liabilities (Net) (1.8%)			(206,765)

Net Assets 100.0%			$11,688,096

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Perpetual maturity, date shown represents next contractual call date.
(e)	Affiliated to the Fund.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $82,867 at a weighted average interest rate of (0.010%).
(g)	Securities with an aggregate market value of $45,443 have been pledged as collateral as of September 30, 2012 for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	Securities with an aggregate market value of $5,252 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BCY	(1.000%)	06/26/2012	06/05/2014	$1,163	$(1,159)
	(1.000%)	07/24/2012	07/24/2014	3,925	(3,918)

					$(5,077)

110	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(i)	Securities with an aggregate market value of $317 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Mortgage-Backed Securities DTCC GCF Repo Index January Futures	Long	01/2013	500	$62
U.S. Treasury DTCC GCF Repo Index January Futures	Short	01/2013	500	(32)

				$30

(j)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Abbey National Treasury Services PLC	JPM	(3.000%	)	03/20/2014	1.693%	$	25,400	$(508)	$(423)	$(85)
Credit Agricole S.A.	MYC	(1.000%	)	03/20/2014	1.326%		2,300	10	67	(57)
Intesa Sanpaolo SpA	BRC	(3.000%	)	03/20/2014	2.731%		11,100	(53)	682	(735)

								$(551)	$326	$(877)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	CBK	1.000%	12/20/2013	0.159%	$	1,000	$10	$12	$(2)
Anheuser-Busch InBev Worldwide, Inc.	CBK	1.000%	09/20/2015	0.523%		10,000	145	127	18
Anheuser-Busch InBev Worldwide, Inc.	JPM	1.000%	12/20/2012	0.187%		13,100	28	28	0
BHP Billiton Finance USA Ltd.	DUB	1.000%	12/20/2013	0.202%		10,000	102	123	(21)
BHP Billiton Finance USA Ltd.	MYC	1.000%	12/20/2013	0.202%		10,000	102	72	30
BP Capital Markets America, Inc.	BOA	1.000%	09/20/2015	0.545%		25,000	345	181	164
BP Capital Markets America, Inc.	CBK	5.000%	06/20/2015	0.504%		600	74	11	63
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.504%		2,100	260	(48)	308
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	0.545%		1,100	147	18	129
BP Capital Markets America, Inc.	HUS	1.000%	09/20/2015	0.545%		25,000	345	157	188
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.504%		3,000	372	21	351
Caterpillar, Inc.	CBK	1.000%	09/20/2015	0.541%		11,000	154	105	49
Citigroup, Inc.	FBF	1.000%	12/20/2012	0.408%		49,300	82	89	(7)
Emirate of Abu Dhabi Government International Bond	BRC	1.000%	03/20/2014	0.348%		25,000	249	155	94
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2014	0.348%		10,500	105	41	64
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	03/20/2014	0.348%		10,500	104	53	51
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2014	0.348%		11,100	111	83	28
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	03/20/2014	0.348%		25,000	249	75	174
Freeport-McMoRan Copper & Gold, Inc.	BPS	1.000%	03/20/2013	0.217%		19,200	78	258	(180)
Goldman Sachs Group, Inc.	JPM	1.000%	06/20/2013	0.603%		7,705	25	(140)	165
Goldman Sachs Group, Inc.	UAG	1.000%	09/20/2013	0.714%		10,000	31	(36)	67
John Deer Capital Corp.	BOA	1.000%	09/20/2014	0.264%		25,000	373	403	(30)
Rio Tinto Finance USA Ltd.	DUB	1.000%	12/20/2012	0.281%		10,672	21	36	(15)
Rio Tinto Finance USA Ltd.	GST	1.000%	12/20/2012	0.281%		8,850	17	30	(13)
Shell International Finance BV	CBK	1.000%	12/20/2012	0.116%		10,000	23	73	(50)
Shell International Finance BV	CBK	1.000%	09/20/2015	0.409%		23,560	421	344	77
Teck Resources Ltd.	CBK	1.000%	03/20/2013	0.395%		19,600	63	257	(194)
Teck Resources Ltd.	MYC	1.000%	03/20/2013	0.395%		30,000	96	393	(297)

							$4,132	$2,921	$1,211

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	111

Schedule of Investments PIMCO Short-Term Fund (Cont.)

Cross-Currency Swaps
Receive	Pay	Maturity Date (5)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR less 0.214% based on the notional amount of currency received	04/15/2013	JPM	$	13,828	EUR	9,800	$1,237	$6	$1,231
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR less 0.231% based on the notional amount of currency received	12/20/2013	JPM		29,219		22,002	951	(139)	1,090
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR less 0.261% based on the notional amount of currency received	02/04/2013	JPM		16,550		12,500	494	(1,146)	1,640
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR less 0.280% based on the notional amount of currency received	02/04/2013	JPM		6,314		4,800	149	(481)	630
Floating rate equal to 3-Month USD-LIBOR plus 0.475% based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR plus 0.260% based on the notional amount of currency received	01/31/2014	FBF		10,857		7,700	970	(103)	1,073
Floating rate equal to 3-Month USD-LIBOR plus 0.504% based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR plus 0.300% based on the notional amount of currency received	05/30/2014	FBF		10,826		7,700	932	(134)	1,066

								$4,733	$(1,997)	$6,730

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.180%	03/20/2013	BRC	$21,210,400	$3,037	$0	$3,037
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.783%	07/10/2016	DUB	2,000,000	3,242	174	3,068
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.783%	07/10/2016	GLM	1,753,500	2,842	311	2,531
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.783%	07/10/2016	JPM	500,000	810	(57)	867
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.783%	07/10/2016	MYC	2,000,000	3,242	590	2,652
Receive	3-Month USD-LIBOR	0.520%	03/20/2013	BRC	22,687,800	(11,637)	(105)	(11,532)
Receive	3-Month USD-LIBOR	0.520%	03/20/2013	CBK	9,819,500	(5,036)	(216)	(4,820)
Receive	3-Month USD-LIBOR	0.520%	03/20/2013	GLM	9,843,900	(5,049)	1,486	(6,535)
Receive	3-Month USD-LIBOR	0.520%	03/20/2013	UAG	3,769,700	(1,934)	0	(1,934)
Receive	3-Month USD-LIBOR	0.645%	06/19/2013	BRC	5,000,000	(4,094)	0	(4,094)
Receive	3-Month USD-LIBOR	0.645%	06/19/2013	GLM	5,000,000	(4,094)	0	(4,094)

						$(18,671)	$2,183	$(20,854)

(k)	Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2012	0	$0	$0
Sales	30,000	49,784,400	6,586
Closing Buys	(30,000)	(49,784,400)	(6,586)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2012	0	$0	$0

(l)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	10/01/2042	$100,000	$109,606	$(109,641)

112	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(m)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	166,490	$	174,395	RBC	$1,817	$0	$1,817
10/2012	BRL	2,134		1,052	UAG	0	(1)	(1)
10/2012	CNY	91,458		14,568	HUS	35	0	35
10/2012	EUR	15		19	CBK	0	(1)	(1)
10/2012		233,412		286,500	FBF	0	(13,484)	(13,484)
10/2012		19		23	HUS	0	(1)	(1)
10/2012		80,690		99,047	RYL	0	(4,657)	(4,657)
10/2012	GBP	507		800	DUB	0	(19)	(19)
10/2012	$	1,041	BRL	2,134	UAG	12	0	12
10/2012		14,381	CNY	91,458	CBK	151	0	151
10/2012		657	EUR	536	BPS	32	0	32
10/2012		3,343		2,712	DUB	143	0	143
10/2012		144		117	FBF	6	0	6
10/2012		4,421		3,513	HUS	94	0	94
10/2012		157,356		127,011	MSC	5,880	0	5,880
10/2012		4,076		3,289	RBC	157	(6)	151
10/2012		306		236	RYL	0	(3)	(3)
10/2012		2,278		1,758	UAG	0	(18)	(18)
11/2012		1,595	DKK	9,502	BPS	45	0	45
12/2012	BRL	2,134	$	1,031	UAG	0	(14)	(14)
12/2012	CAD	43,102		44,094	BPS	329	0	329
12/2012	JPY	7,500,000		96,475	UAG	302	0	302
12/2012	MXN	322,075		25,000	BRC	131	0	131
12/2012		554,996		43,100	HUS	247	0	247
12/2012		1,374,388		106,700	MSC	578	0	578
12/2012		2,275,641		169,105	UAG	0	(6,607)	(6,607)
12/2012	$	3,515	CAD	3,440	CBK	0	(23)	(23)
12/2012		45,410		44,300	DUB	0	(428)	(428)
12/2012		5,372	MXN	73,000	HUS	264	0	264
12/2012		48		644	UAG	2	0	2
01/2013	DKK	407,291	$	69,198	BPS	0	(1,152)	(1,152)
01/2013		86,224		14,573	DUB	0	(320)	(320)
01/2013	$	80,287	DKK	485,100	HUS	3,503	0	3,503
02/2013	CNY	60,735	$	9,676	HUS	121	0	121
02/2013		181,499		28,700	JPM	143	0	143
02/2013	$	10,730	CNY	67,909	DUB	0	(45)	(45)
02/2013		12,609		80,000	JPM	0	(22)	(22)
02/2013		14,852		94,325	RYL	0	(11)	(11)
03/2013	CAD	37,624	$	38,282	BRC	155	0	155
08/2013	CNY	60,000		9,536	HUS	157	0	157
08/2013	$	3,831	CNY	24,000	DUB	0	(80)	(80)
08/2013		2,703		17,000	RYL	0	(45)	(45)
08/2013		3,027		19,000	UAG	0	(57)	(57)

						$14,304	$(26,994)	$(12,690)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$92,363	$0	$92,363
Corporate Bonds & Notes
Banking & Finance	0	3,361,161	11,017	3,372,178
Industrials	0	2,384,221	0	2,384,221
Utilities	0	241,346	0	241,346
Convertible Bonds & Notes
Industrials	0	36,264	0	36,264
Municipal Bonds & Notes
Arkansas	0	7,544	0	7,544
California	0	68,297	0	68,297
New Jersey	0	32,230	0	32,230
New York	0	56,093	0	56,093
U.S. Government Agencies	0	2,038,538	170,569	2,209,107
U.S. Treasury Obligations	0	5,737	0	5,737
Mortgage-Backed Securities	0	688,033	67,786	755,819

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Asset-Backed Securities	$0	$563,914	$53,163	$624,621
Sovereign Issues	0	1,070,777	0	1,070,777
Preferred Securities
Banking & Finance	0	0	2,445	2,445
Short-Term Instruments
Certificates of Deposit	0	241,452	0	241,452
Commercial Paper	49,802	415,827	0	465,629
Repurchase Agreements	0	36,674	0	36,674
Short-Term Notes	0	65,185	0	65,185
Japan Treasury Bills	0	96,089	0	96,089
U.S. Treasury Bills	0	38,277	0	38,277
PIMCO Short-Term Floating NAV Portfolios	57	0	0	57
	$49,859	$11,540,022	$304,980	$11,894,861

Short Sales, at value	$0	$(109,641)	$0	$(109,641)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	113

Schedule of Investments PIMCO Short-Term Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$2,020	$0	$2,020
Foreign Exchange Contracts	0	21,034	0	21,034
Interest Rate Contracts	62	12,155	0	12,217
	$62	$35,209	$0	$35,271

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Liabilities
Credit Contracts	$0	$(1,686)	$0	$(1,686)
Foreign Exchange Contracts	0	(26,994)	0	(26,994)
Interest Rate Contracts	(32)	(33,009)	0	(33,041)
	$(32)	$(61,689)	$0	$(61,721)

Totals	$49,889	$11,403,901	$304,980	$11,758,770

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$18,947	$11,018	$0	$18	$0	$(13)	$0	$(18,953)	$11,017	$(1)
Industrials	17,436	0	(17,263)	(60)	(379)	266	0	0	0	0
U.S. Government Agencies	173,740	1,633	(16,653)	0	0	379	11,470	0	170,569	388
Mortgage-Backed Securities	286	67,581	(382)	0	6	29	266	0	67,786	8
Asset-Backed Securities	39,723	27,777	(6,732)	42	(95)	(513)	0	(7,039)	53,163	(589)
Preferred Securities
Banking & Finance	2,456	0	0	0	0	(11)	0	0	2,445	(11)
	$252,588	$108,009	$(41,030)	$0	$(468)	$137	$11,736	$(25,992)	$304,980	$(205)

Financial Derivative Instruments (2) - Assets
Interest Rate Contracts	$281	$0	$0	$0	$0	$(16,634)	$0	$16,353	$0	$0

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(5)	$0	$0	$0	$0	$(1,929)	$0	$1,934	$0	$0

Totals	$252,864	$108,009	$(41,030)	$0	$(468)	$(18,426)	$11,736	$(7,705)	$304,980	$(205)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$11,017	Benchmark Pricing	Base Price	100.16
U.S. Government Agencies	492	Benchmark Pricing	Base Price	97.98-98.70
	170,077	Third Party Vendor	Broker Quote	99.75-101.75
Mortgage-Backed Securities	67,589	Benchmark Pricing	Base Price	99.98
	197	Third Party Vendor	Broker Quote	100.00
Asset-Backed Securities	48,706	Benchmark Pricing	Base Price	97.79-100.50
	4,457	Third Party Vendor	Broker Quote	99.48-100.50
Preferred Securities
Banking & Finance	2,445	Benchmark Pricing	Base Price	0.75

Total	$304,980

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

114	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$21	$21
Unrealized appreciation on foreign currency contracts	0	0	0	14,304	0	14,304
Unrealized appreciation on OTC swap agreements	0	2,020	0	6,730	12,155	20,905

	$0	$2,020	$0	$21,034	$12,176	$35,230

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$0	$0	$26,994	$0	$26,994
Unrealized depreciation on OTC swap agreements	0	1,686	0	0	33,009	34,695

	$0	$1,686	$0	$26,994	$33,009	$61,689

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(2,078)	$(2,078)
Net realized gain on futures contracts	0	0	0	0	898	898
Net realized gain on written options	0	0	0	0	5,571	5,571
Net realized gain (loss) on swaps	0	(247)	0	(86)	1,131	798
Net realized gain on foreign currency transactions	0	0	0	47,912	0	47,912

	$0	$(247)	$0	$47,826	$5,522	$53,101

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(732)	$(732)
Net change in unrealized appreciation (depreciation) on swaps	0	2,670	0	3,897	(19,997)	(13,430)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(22,126)	0	(22,126)

	$0	$2,670	$0	$(18,229)	$(20,729)	$(36,288)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $30 as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$718	$(810)	$(92)
BPS	(668)	719	51
BRC	(12,212)	11,066	(1,146)
CBK	(4,019)	3,602	(417)
DUB	2,721	(3,180)	(459)
FBF	(11,390)	11,910	520
GLM	(6,301)	5,053	(1,248)
GST	424	(280)	144
HUS	4,876	(5,110)	(234)
JPM	3,679	(3,820)	(141)
MSC	6,458	(6,880)	(422)
MYC	3,450	(4,040)	(590)
RBC	1,968	(1,350)	618
RYL	(4,467)	4,592	125
UAG	(8,284)	8,502	218

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	115

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”). Information presented in these financial statements pertains to the Institutional Class, Class M, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares of nine funds (each a “Fund” and collectively the “Funds”) offered by the Trust. As of September 30, 2012, the PIMCO Government Money Market Fund is the only fund in the Trust to offer Class M shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital

116	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2012 (Unaudited)

gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective April 1, 2012, the Funds began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Funds may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedules of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of a Fund’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	117

Notes to Financial Statements (Cont.)

require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar

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valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair

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values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2012, the Funds had no unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental

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issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal

Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(e) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Each Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to

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resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statements of Operations serve as indicators of the volume of financial derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and

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Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the

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over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Fund may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit

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default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2012 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Certain Funds may enter into cross-currency swap agreements to gain or mitigate exposure on currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given

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minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant

126	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2012 (Unaudited)

transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA

Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to Schedules of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain/(loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the

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Notes to Financial Statements (Cont.)

Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Class M	Class P	Administrative Class	Class D	A, B, C and R Classes
PIMCO Government Money Market Fund	0.12%		N/A	0.06%	0.16%	N/A	N/A	0.21%
PIMCO Investment Grade Corporate Bond Fund	0.25%		0.25%	N/A	0.35%	0.25%	0.40%	0.40%
PIMCO Low Duration Fund	0.25%		0.21%	N/A	0.31%	0.21%	0.25%	0.30%
PIMCO Low Duration Fund II	0.25%		0.25%	N/A	0.35%	0.25%	N/A	N/A
PIMCO Low Duration Fund III	0.25%		0.25%	N/A	0.35%	0.25%	N/A	N/A
PIMCO Moderate Duration Fund	0.25%		0.21%	N/A	0.31%	N/A	N/A	N/A
PIMCO Money Market Fund	0.12%		0.20%	N/A	N/A	0.20%	N/A	0.35%
PIMCO Short Asset Investment Fund	0.20%	(1)	0.14%	N/A	0.24%	0.14%	0.24%	0.24%
PIMCO Short-Term Fund	0.25%		0.20%	N/A	0.30%	0.20%	0.20%	0.20%

(1)	PIMCO has contractually agreed, through July 31, 2014, to waive 0.10% of the Investment Advisory Fee to 0.10%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class B, Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class B and Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class B, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class sares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
PIMCO Government Money Market and PIMCO Money Market Funds	—	0.10%
All other Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
PIMCO Government Money Market and PIMCO Money Market Funds	—	0.10%
PIMCO Low Duration, PIMCO Short Asset Investment and PIMCO Short-Term Funds	0.30%	0.25%
All other Funds	0.75%	0.25%
Class R
PIMCO Government Money Market Fund	—	0.25%
All Other Funds	0.25%	0.25%

Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%
Class D
All Funds	0.25%

128	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2012 (Unaudited)

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended September 30, 2012, the Distributor received $10,132,582 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

To maintain certain net yields for the PIMCO Government Money Market and PIMCO Money Market Funds, PIMCO and the Trust’s Distributor have entered into a fee and expense limitation agreement with such funds (the “Agreement”) pursuant to which PIMCO or the Distributor may temporarily and voluntarily waive, reduce or reimburse all or any portion of a Fund’s Supervisory and Administrative Fee, any service fees applicable to a class of a Fund, or to the extent necessary, a Fund’s Investment Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or the Distributor.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from a Fund any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1)

together with any recoupment of organizational expenses and pro rata trustee fees pursuant to the Expense Limitation Agreement between PIMCO and the Trust, exceed the Expense Limit; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of a Fund to maintain a net negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Funds will not reimburse PIMCO or its affiliates for any portion of the distribution and/or service (12b-1) fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Funds will maintain a positive net yield. As of September 30, 2012, the recoverable amount to PIMCO for the PIMCO Government Money Market and PIMCO Money Market Funds was $546,501 and $4,120,378, respectively.

Each unaffiliated Trustee receives an annual retainer of $135,000, plus $10,500 for each Board of Trustees quarterly meeting attended, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the

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Notes to Financial Statements (Cont.)

current market price. During the period ended September 30, 2012, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Government Money Market Fund	$0	$908
PIMCO Investment Grade Corporate Bond Fund	37,939	71,339
PIMCO Low Duration Fund	829,906	915,386
PIMCO Low Duration Fund II	18,948	105,954
PIMCO Low Duration Fund III	61	5,949
PIMCO Moderate Duration Fund	72,850	66,560
PIMCO Money Market Fund	0	3,830
PIMCO Short-Term Fund	1,353,684	1,656,163

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term

Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended September 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio
Fund Name	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO Investment Grade Corporate Bond Fund	$1,203,863	$1,236,894	$(2,178,600)	$506	$(459)	$262,204	$894
PIMCO Low Duration Fund	479,697	10,582,560	(8,068,000)	206	83	2,994,546	2,060
PIMCO Low Duration Fund II	72,246	495,364	(485,100)	0	9	82,519	82
PIMCO Low Duration Fund III	31,436	141,224	(141,200)	3	0	31,463	25
PIMCO Moderate Duration Fund	190,704	1,508,103	(1,354,600)	40	2	344,249	303
PIMCO Short Asset Investment Fund	0	2,100	(2,090)	0	0	10	0
PIMCO Short-Term Fund	397,205	3,161,325	(3,558,500)	20	(5)	45	126

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO Investment Grade Corporate Bond Fund	$0	$460,335	$(460,300)	$16	$0	$51	$335
PIMCO Low Duration Fund	0	1,360,207	(236,400)	(25)	(34)	1,123,748	1,007
PIMCO Low Duration Fund II	42,305	62,366	(72,700)	0	(11)	31,960	66
PIMCO Low Duration Fund III	0	23,609	(11,000)	(1)	(4)	12,604	8
PIMCO Moderate Duration Fund	203	353,923	(219,600)	(41)	(13)	134,472	122
PIMCO Short Asset Investment Fund	0	100	(95)	0	0	5	0
PIMCO Short-Term Fund	5,012	0	(5,000)	1	(1)	12	0

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves

130	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2012 (Unaudited)

correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2012, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Investment Grade Corporate Bond Fund	$5,980,482	$5,510,453	$2,651,961	$1,422,832
PIMCO Low Duration Fund	70,406,385	71,073,896	4,459,313	3,061,672
PIMCO Low Duration Fund II	3,434,139	3,721,941	65,725	53,192
PIMCO Low Duration Fund III	910,649	905,548	50,014	34,702
PIMCO Moderate Duration Fund	6,047,107	5,989,341	362,399	355,266
PIMCO Short Asset Investment Fund	140,952	139,486	34,333	30,976
PIMCO Short-Term Fund	4,243,073	5,671,851	5,476,552	3,042,004

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Notes to Financial Statements (Cont.)

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Government Money Market Fund (1)				PIMCO Investment Grade Corporate Bond Fund				PIMCO Low Duration Fund
	Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	0	$0	0	$0	89,678	$988,384	178,128	$1,891,682	284,565	$2,993,588	578,656	$6,036,327
Class M	341,693	341,693	340,485	340,484	0	0	0	0	0	0	0	0
Class P	6,323	6,323	1,886	1,885	17,235	188,524	30,122	318,947	32,823	345,552	53,619	557,674
Administrative Class	0	0	0	0	6,944	75,302	26,927	283,258	50,198	523,508	23,635	246,402
Class D	0	0	0	0	28,038	307,833	38,779	410,998	38,955	410,227	62,192	649,080
Class A	1,730	1,730	6,368	6,369	39,640	434,362	73,735	780,799	73,352	771,789	146,877	1,531,569
Class B	0	0	0	0	0	0	0	0	12	129	68	716
Class C	649	649	5,767	5,767	19,649	215,415	28,231	298,593	11,693	122,985	23,681	246,739
Class R	0	0	0	0	0	0	0	0	2,730	28,725	6,070	63,104
Issued as reinvestment of distributions
Institutional Class	0	0	0	0	7,397	81,277	26,997	283,340	13,845	145,811	30,715	319,058
Class M	59	59	176	176	0	0	0	0	0	0	0	0
Class P	0	0	0	0	549	6,044	1,080	11,302	701	7,382	1,334	13,848
Administrative Class	0	0	0	0	358	3,938	1,339	13,954	859	9,045	1,209	12,575
Class D	0	0	0	0	1,194	13,152	2,997	31,440	1,812	19,081	4,195	43,560
Class A	1	1	1	1	2,152	23,688	5,694	59,688	2,973	31,297	7,033	73,024
Class B	0	0	0	0	0	0	0	0	3	34	18	187
Class C	0	0	1	1	799	8,797	2,305	24,133	610	6,426	1,367	14,193
Class R	0	0	0	0	0	0	0	0	103	1,085	214	2,223
Cost of shares redeemed
Institutional Class	0	0	0	0	(115,720)	(1,267,018)	(180,652)	(1,904,510)	(233,709)	(2,455,922)	(621,428)	(6,470,215)
Class M	(295,383)	(295,383)	(714,804)	(714,804)	0	0	0	0	0	0	0	0
Class P	(3,396)	(3,396)	(1,378)	(1,378)	(8,835)	(96,317)	(8,184)	(86,612)	(21,189)	(223,011)	(43,043)	(447,753)
Administrative Class	0	0	0	0	(5,597)	(61,319)	(16,288)	(171,596)	(19,507)	(205,270)	(60,384)	(632,400)
Class D	0	0	0	0	(8,330)	(91,244)	(19,514)	(206,590)	(24,932)	(262,079)	(68,413)	(711,675)
Class A	(2,031)	(2,031)	(2,931)	(2,931)	(16,625)	(181,427)	(31,614)	(335,055)	(74,754)	(786,061)	(157,231)	(1,635,804)
Class B	0	0	0	0	0	0	0	0	(340)	(3,568)	(2,384)	(24,895)
Class C	(935)	(935)	(5,333)	(5,333)	(5,063)	(55,309)	(9,705)	(102,893)	(11,685)	(122,861)	(27,053)	(281,817)
Class R	0	0	0	0	0	0	0	0	(2,399)	(25,253)	(4,311)	(44,889)
Net increase (decrease) resulting from Fund share transactions	48,710	$48,710	(369,762)	$(369,763)	53,463	$594,082	150,377	$1,600,878	126,719	$1,332,639	(43,364)	$(439,169)

132	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2012 (Unaudited)

PIMCO Low Duration Fund II				PIMCO Low Duration Fund III (2)				PIMCO Moderate Duration Fund
Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

10,071	$102,336	52,518	$525,131	3,444	$34,721	7,395	$73,188	19,448	$213,362	64,231	$691,495
0	0	0	0	0	0	0	0	0	0	0	0
54	553	65	652	515	5,161	185	1,821	323	3,532	3,733	40,265
266	2,699	1,272	12,691	150	1,496	37	366	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0

605	6,148	1,256	12,577	189	1,896	580	5,727	2,511	27,551	8,669	92,453
0	0	0	0	0	0	0	0	0	0	0	0
1	8	2	16	5	55	5	54	41	452	100	1,061
20	200	40	407	1	14	1	9	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0

(31,548)	(319,462)	(18,140)	(181,331)	(2,788)	(27,964)	(5,956)	(58,803)	(15,696)	(171,842)	(57,731)	(618,483)
0	0	0	0	0	0	0	0	0	0	0	0
(30)	(307)	(79)	(793)	(171)	(1,724)	(89)	(879)	(318)	(3,486)	(517)	(5,531)
(810)	(8,198)	(220)	(2,210)	(5)	(54)	(1)	(9)	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
(21,371)	$(216,023)	36,714	$367,140	1,340	$13,601	2,157	$21,474	6,309	$69,569	18,485	$201,260

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	133

Notes to Financial Statements (Cont.)

	PIMCO Money Market Fund				PIMCO Short Asset Investment Fund (3)(4)		PIMCO Short-Term Fund
	Six Months Ended 09/30/2012		Year Ended 03/31/2012		Period from 05/31/2012 to 09/30/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,040,681	$1,040,681	1,468,099	$1,468,099	455	$4,557	304,749	$2,994,550	397,173	$3,903,827
Class M	0	0	0	0	0	0	0	0	0	0
Class P	0	0	0	0	1	10	85,898	353,459	44,721	437,265
Administrative Class	220,498	220,498	188,318	188,318	4	44	5,306	544,026	146,180	1,432,525
Class D	0	0	0	0	54	539	12,412	122,038	22,915	225,304
Class A	57,575	57,576	229,410	229,410	14	147	43,675	429,901	70,852	695,553
Class B	977	977	3,314	3,314	0	0	3	30	107	1,055
Class C	33,051	33,051	148,834	148,834	0	0	1,462	14,368	4,430	43,425
Class R	0	0	0	0	0	0	407	4,020	462	4,537
Issued as reinvestment of distributions
Institutional Class	110	110	120	120	1	6	2,834	27,890	12,732	124,260
Class M	0	0	0	0	0	0	0	0	0	0
Class P	0	0	0	0	0	0	232	2,285	647	6,305
Administrative Class	60	60	22	22	0	0	1,068	10,507	5,388	52,516
Class D	0	0	0	0	0	0	149	1,470	929	9,062
Class A	51	51	109	109	0	0	360	3,540	2,168	21,137
Class B	1	1	5	5	0	0	0	0	2	20
Class C	23	22	53	53	0	0	37	365	311	3,035
Class R	0	0	0	0	0	0	2	16	9	85
Cost of shares redeemed
Institutional Class	(1,099,807)	(1,099,807)	(1,381,644)	(1,381,644)	(13)	(125)	(251,843)	(2,475,541)	(488,251)	(4,790,871)
Class M	0	0	0	0	0	0	0	0	0	0
Class P	0	0	0	0	0	0	(14,804)	(145,676)	(22,971)	(225,019)
Administrative Class	(219,483)	(219,483)	(34,224)	(34,224)	0	0	(66,635)	(655,685)	(116,039)	(1,137,624)
Class D	0	0	0	0	(22)	(221)	(12,451)	(122,367)	(33,766)	(330,737)
Class A	(68,304)	(68,304)	(244,858)	(244,858)	(2)	(22)	(26,286)	(258,407)	(101,013)	(989,659)
Class B	(2,948)	(2,948)	(9,389)	(9,389)	0	0	(31)	(306)	(271)	(2,670)
Class C	(47,084)	(47,085)	(164,827)	(164,827)	0	0	(3,570)	(35,106)	(10,484)	(102,892)
Class R	0	0	0	0	0	0	(200)	(1,972)	(533)	(5,231)
Net increase (decrease) resulting from Fund share transactions	(84,599)	$(84,600)	203,342	$203,342	492	$4,935	82,774	$813,405	(64,302)	$(624,792)

(1)	As of September 30, 2012, 4 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 66% of the Fund.
(2)	As of September 30, 2012, 2 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 29% of the Fund.
(3)	As of September 30, 2012, 1 shareholder owned 10% or more of the total Fund’s outstanding shares comprising 61% of the Fund.
(4)

Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Fund, owned 25% or more of the outstanding shares of beneficial interest of the Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2012, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

134	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2012 (Unaudited)

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2009-2012, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
PIMCO Government Money Market Fund	$347,663	$0	$0	$0
PIMCO Investment Grade Corporate Bond Fund	8,448,115	611,572	(25,427)	586,145
PIMCO Low Duration Fund	29,041,048	529,827	(86,886)	442,941
PIMCO Low Duration Fund II	744,371	10,284	(2,740)	7,544
PIMCO Low Duration Fund III	358,163	5,354	(1,506)	3,848
PIMCO Moderate Duration Fund	3,262,439	122,156	(8,287)	113,869
PIMCO Money Market Fund	733,107	0	0	0
PIMCO Short Asset Investment Fund	4,841	10	0	10
PIMCO Short-Term Fund	11,836,960	110,780	(52,879)	57,901

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Funds’ financial statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	135

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	GST	Goldman Sachs International	SOG	Societe Generale
DEU	Deutsche Bank Securities, Inc.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	PHP	Philippine Peso
BRL	Brazilian Real	INR	Indian Rupee	SGD	Singapore Dollar
CAD	Canadian Dollar	JPY	Japanese Yen	TWD	Taiwanese Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	USD (or $)	United States Dollar
DKK	Danish Krone	MXN	Mexican Peso	ZAR	South African Rand
EUR	Euro	NOK	Norwegian Krone

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.HY	Credit Derivatives Index - High Yield	CMBX	Commercial Mortgage-Backed Index	MCDX	Municipal Bond Credit Derivative Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	BHAC	Berkshire Hathaway Assurance Corporation	FGIC	Financial Guaranty Insurance Co.
AMBAC	American Municipal Bond Assurance Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	JIBAR	Johannesburg Interbank Agreed Rate
AID	Agency International Development	CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	CMO	Collateralized Mortgage Obligation	NCUA	National Credit Union Administration
BABs	Build America Bonds	DTCC GCF	The Depository Trust & Clearing Corporation General Collateral Finance	OIS	Overnight Index Swap
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
BBSW	Bank Bill Swap Reference Rate	FDIC	Federal Deposit Insurance Corp.	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate

136	PIMCO SHORT DURATION STRATEGY FUNDS

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements

(Unaudited)

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO California Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund and PIMCO Short Asset Investment Fund

At a meeting held on August 13-14, 2012, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2013. The Board also considered and approved for an additional one-year term through August 31, 2013, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2013; and (ii) Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS® TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUS® TR Fund, PIMCO International Fundamental IndexPLUS® TR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund, each a series of the Trust, for an additional one-year term through August 31, 2013.

At a meeting held on February 28, 2012, the Board, including all of the independent Trustees, approved the Investment Advisory Contract and Supervision and Administration Agreement (the “New Funds’ Agreements”) on behalf of PIMCO California Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund and PIMCO Short Asset Investment Fund (the “New Funds”).

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board

also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds, and, if available, information about the fees charged and services provided to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of the New Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 13-14, 2012 meeting. The independent Trustees also met with counsel to the Trust on August 6, 2012 to discuss the materials presented. In addition, the independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to fund profitability and comparative performance information.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, term sheets detailing key features of the New Funds and comparative fee data for funds in the appropriate Lipper peer group. The Board also heard oral presentations on matters related to the New Funds’ Agreements at the February 28, 2012 meeting.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	137

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements and the approval of the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, RALLC, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders; and its attention to matters that may involve conflicts of interest with the Trusts. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has allowed PIMCO to introduce innovative new funds over time, including the PIMCO All Asset suite, the PIMCO CommodityRealReturn Strategy Fund®, the PIMCO Emerging Markets Corporate Bond Fund, the PIMCO Global Advantage® Strategy Bond Fund, the PIMCO Global Multi-Asset Fund, the PIMCO RealRetirement® Funds, the PIMCO Real Return Fund and the PIMCO Unconstrained Bond Fund.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee. The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees considered that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2011, including, but not limited to, undertaking significant technology and outsourcing initiatives; expanding the quality management system for processes/activities; completing the implementation of a prospectus content management system; developing a “Pricing Portal” to streamline and automate certain pricing functions; continuing to implement fair valuation level assignments per FAS 157; migrating shareholder confirmation and first-dollar prospectus delivery to a new third-party service provider; streamlining processes to enable earlier daily net asset value delivery to major intermediary clients; working with another service provider to expand a unique quality assurance platform; implementing a proprietary application developed for cash flow reporting to portfolio managers; implementing new cost basis reporting; working with an accounting firm to analyze the impact of the Foreign Account Tax Compliance Act; and engaging in extensive preparation and testing to respond quickly in the event of a crisis involving the Eurozone.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS® TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUS® TR Fund, PIMCO International Fundamental IndexPLUS® TR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, RALLC’s principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by RALLC under the Asset Allocation Agreement and Sub-Advisory Agreements are likely to benefit the Funds, the New Funds and their shareholders.

(b) Other Services:  The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of

138	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays a unified fee. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ year-to-date, one-, three-, five-, seven- and ten-year performance, as available, for the periods ended May 31, 2012 and other performance data, as available, for the period ended June 30, 2012 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2012 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 13-14, 2012 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods. The Board noted that, as of May 31, 2012, the Institutional Class of 77%, 79% and 62% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in the distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 5 years of performance history, 85% of the PIMCO Funds’ assets (based on Institutional Class Performance) have outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2012, as indicated in the PIMCO Report. The Board considered that, year-to-date through June 30, 2012, more than 90% of Funds (based on Institutional Class performance) have outperformed the relative benchmark indexes on a net-of-fees basis. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fee for PIMCO Emerging Markets Corporate Bond Fund by 0.10%, and historic fee reductions, including the supervisory and administrative fee reductions that took effect in May 2011.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	139

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the consideration of a number of factors, including: varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed 0.10% reduction in the advisory fee for PIMCO Emerging Markets Corporate Bond Fund. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management and longer-term net inflows provide evidence of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

With respect to the New Funds, the Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds. The Board compared the New Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the New Funds’ total expenses to be reasonable.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. The Trustees noted that the advisory fees for the Funds were equal to or lower than PIMCO separate account fees in 35 out of 49 strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

With respect to the New Funds, the Board considered the advisory fees to the standard fee rate PIMCO charges to separate accounts and other clients with similar investment strategies and found them to compare favorably to the separate account fees.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of

140	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Moreover, the Board considered that, in some instances, PIMCO believes the Lipper categories offer imperfect comparisons because they are overly broad or do not account for the impact of certain fee waivers. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

In connection with the approval of the New Funds’ Agreements, the Board also considered the Trust’s unified fee structure and the services to be provided under the New Funds’ Agreements. The Board concluded that the New Funds’ proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the New Funds and their shareholders. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of each New Fund’s expenses at competitive levels.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. With respect to the New Funds, the Board also noted that PIMCO proposed to add the New Funds to the Expense Limitation Agreement currently in effect for certain other Funds.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the New Funds, are reasonable and approval of the New Funds’ Agreements would likely benefit each New Fund and its shareholders.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds are newly organized, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly lower than the previous year, and within the ranges, but above the median of publicly held investment management companies reported by Lipper and Strategic Insight. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through fee reductions or waivers, the pricing of Funds to scale from inception and the

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	141

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

(Unaudited)

enhancement of services provided to the Funds in return for fees paid. The Trustees also considered that the unified fee has provided inherent economies of scale by maintaining fixed fees even if a particular Fund’s operating costs rise. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. The Board noted that, in general, fee rates for the Funds had been set competitively, had been reduced for some Funds over time including the proposed reduction for PIMCO Emerging Markets Corporate Bond Fund, had been held steady for most Funds as assets grew and continued to be competitive compared with peers. The Trustees noted that the absence of breakpoints in the Funds’ advisory fees has not harmed shareholders, noting in particular that breakpoints are a proxy for charging higher fees on lower asset levels and that when funds lose assets breakpoints may reverse, which causes expense ratios to increase. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets.

The Board concluded that the Funds’ cost structures and the New Funds’ proposed cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds and New Funds, to the benefit of Fund and New Fund shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreements, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on its review, including its consideration of each of the factors referred to above, the Board concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each New Fund, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

142	PIMCO SHORT DURATION STRATEGY FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF4004SAR_093012

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2012

Tax-Efficient Strategy Funds

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Municipal Bond Fund

PIMCO California Short Duration Municipal Income Fund

PIMCO High Yield Municipal Bond Fund

PIMCO Municipal Bond Fund

PIMCO National Intermediate Municipal Bond Fund

PIMCO New York Municipal Bond Fund

PIMCO Short Duration Municipal Income Fund

PIMCO Tax Managed Real Return Fund

PIMCO Unconstrained Tax Managed Bond Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		16
Benchmark Descriptions		18
Financial Highlights		20
Statements of Assets and Liabilities		32
Statements of Operations		36
Statements of Changes in Net Assets		38
Notes to Financial Statements		88
Glossary		108
Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements		109

Fund	Fund Summary	Schedule of Investments

PIMCO California Intermediate Municipal Bond Fund	6	40
PIMCO California Municipal Bond Fund	7	44
PIMCO California Short Duration Municipal Income Fund	8	45
PIMCO High Yield Municipal Bond Fund	9	49
PIMCO Municipal Bond Fund	10	55
PIMCO National Intermediate Municipal Bond Fund	11	60
PIMCO New York Municipal Bond Fund	12	62
PIMCO Short Duration Municipal Income Fund	13	65
PIMCO Tax Managed Real Return Fund	14	70
PIMCO Unconstrained Tax Managed Bond Fund	15	74

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

In the aftermath of the devastation that affected the eastern seaboard due to Hurricane Sandy, our thoughts go out to all who may have been directly or indirectly affected. The well-being of our clients, our shareholders, our employees, and their families is a paramount concern to all of us at PIMCO as the focus now is on rebuilding after the storm and managing the challenges that lay ahead.

After generally remaining on the sidelines during the first part of the reporting period, investor risk appetite returned in the latter part of the period as investors responded positively (though some skeptically) to additional monetary policy announcements by global central banks. Within the U.S., for example, the Federal Reserve (“Fed”) responded to weak employment data and below target inflation by voting in favor of a third round of quantitative easing, referred to as QE3. As part of this new bond buying program, the Fed will purchase an additional $40 billion of Agency mortgage-backed securities (“MBS”) per month. Unlike the Fed’s previous quantitative easing programs (such as QE1 and QE2, or Operation Twist which is scheduled to end at the end of 2012), QE3 has no fixed end date and is expected to continue until the Fed sees signs of significant improvement in the U.S. labor market. In addition, the Fed reiterated the need to keep the Federal Funds Rate range-bound between zero and 0.25% through at least the middle of 2015. Furthermore, signs of improving investor sentiment and positive U.S. housing starts also contributed to increased investor risk appetite, helping to drive the S&P 500 Index in September 2012 to its highest level in nearly five years.

In Europe, the European Central Bank (“ECB”) announced the Outright Monetary Transactions (“OMT”) program, which entails unlimited, but conditional, purchases of eurozone government bonds in the secondary market that have maturities of one to three years. As a result, peripheral European debt spreads over German bunds tightened amid renewed investor confidence in European policymakers’ ability and willingness to support the euro and the eurozone. In particular, yields on Spanish and Italian sovereign bonds declined, having risen in July 2012 to unsustainable levels.

A number of outstanding and unresolved issues, however, remain in the global economy, including ongoing structural problems in Europe, political polarization and the “fiscal cliff” in the U.S., and continuing social unrest in the Middle East and North Africa, among others. At PIMCO, we strive to understand the interconnectedness within and among numerous global macroeconomic factors to seek the best possible opportunities and potential outcomes for our clients. Our culture is to be “constructively paranoid” and by preparing for more scenarios than actually happen, we look to establish an action plan for different events which could be the key difference between investment success and failure.

Included below are highlights of the financial markets during our six-month reporting period:

■

U.S. Treasury yields beyond three month maturities ended the period lower, with prices on these securities therefore higher. The yield on the benchmark ten-year U.S. Treasury note was 1.63%, or 0.58% lower than on March 31, 2012, but higher compared to a record low of 1.39% in July 2012. The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%. The Bank of England held its key lending rate at 0.50% and the ECB reduced its main policy rate to 0.75%. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.68% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted a return of 5.34%, as represented by the Barclays U.S. TIPS Index. Real yields fell across the majority of the maturity spectrum. Intermediate and longer-dated real yields were supported by continued accommodative Fed policies, which included the extension of Operation Twist and another round of QE (or QE3); however, the very front end of the real yield curve sold off. Nominal yields rallied slightly more than real yields, causing breakeven inflation levels (a proxy for inflation expectations) to narrow, especially at the front end. However, U.S. TIPS still outperformed nominal U.S. Treasuries as a result of strong inflation accruals earlier in the period. Diversified commodities, as represented by the Dow Jones-UBS Commodity Index Total Return, returned 4.70%.

2	PIMCO TAX-EFFICIENT STRATEGY FUNDS

■

Agency MBS outperformed like-duration U.S. Treasuries largely due to the Fed’s announcement of QE3, which includes additional monthly purchases of newly-issued lower coupon mortgages for an indefinite term. As a result, lower coupons outperformed higher coupons over the period. Mortgage credit assets also outperformed U.S. Treasuries over the period as the non-Agency MBS and commercial MBS sectors benefited from positive supply and increased investor appetite for risk assets. In addition, signs of a bottom in the U.S. housing market also provided support to the non-Agency MBS sector.

■

Investment grade and high yield corporate bonds outperformed like-duration U.S. Treasuries. From a relative standpoint, the financial sector outperformed the broader corporate bond sector due to strong capital levels, improving credit loss trends, and stability in the U.S. housing market. The rally in credit occurred despite weaker global economic growth, highlighting the resilience of corporate fundamentals and investor demand for higher yielding assets.

■

Municipal bonds, both tax-exempt and taxable, posted positive absolute returns over the period. The positive performance was driven primarily by technical factors as demand for municipals outpaced new issue supply. Primary market supply was up year-over-year; however, the majority of primary market issuance was refunding activity. Select lower quality municipal sectors outperformed higher grade sectors as investors reached for yield by moving further out the yield curve and down the credit spectrum, primarily in the industrial revenue and hospital sectors, which were the top performers over the reporting period.

■

Emerging markets (“EM”) fixed income assets performed well due to worldwide liquidity provisions that were announced by the various central banks, including the ECB and the Fed. In general, EM spreads tightened, EM yields fell, many EM currencies appreciated, and EM fixed income asset classes provided positive returns. The investment climate was supportive of risk-taking and allowed high-yield EM securities to outperform investment grade EM securities, in aggregate.

■

U.S. equities, as measured by the S&P 500 Index, returned 3.43%. Global equities, as represented by the MSCI World Index, returned 1.30%. However, emerging market equities, as measured by the MSCI Emerging Markets Index, declined 1.84% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds November 15, 2012

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, issuer non-diversification risk, leveraging risk, California state-specific risk, New York state-specific risk, municipal project-specific risk, management risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond portfolio will, at times, incur a tax liability, as income from such a portfolio may be subject to state and local taxes and, where applicable, the alternative minimum tax.

Income from the PIMCO Unconstrained Tax Managed Bond Fund and the PIMCO Tax Managed Real Return Fund may be subject to Federal and state income taxes.

On each individual Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. However, the Average Annual Total Return table for the PIMCO Unconstrained Tax Managed Bond Fund and the PIMCO Tax Managed Real Return Fund each disclose returns after taxes on Fund distributions. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a CDSC, which declines from 3.5% (or 5% for certain Funds) in the first year to 0% at the end of the sixth year. As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class B and Class C shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. Each Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

4	PIMCO TAX-EFFICIENT STRATEGY FUNDS

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class B	Class C
PIMCO California Intermediate Municipal Bond Fund	08/31/99	08/31/99	04/30/08	—	01/31/00	10/19/99	—	08/31/09
PIMCO California Municipal Bond Fund	05/31/12	05/31/12	05/31/12	—	05/31/12	05/31/12	—	05/31/12
PIMCO California Short Duration Municipal Income Fund	08/31/06	08/31/06	05/30/08	—	08/31/06	08/31/06	—	08/31/09
PIMCO High Yield Municipal Bond Fund	07/31/06	07/31/06	04/30/08	—	07/31/06	07/31/06	—	12/29/06
PIMCO Municipal Bond Fund	12/31/97	12/31/97	04/30/08	09/30/98	04/08/98	04/01/98	04/01/98	04/01/98
PIMCO National Intermediate Municipal Bond Fund	05/31/12	05/31/12	05/31/12	—	05/31/12	05/31/12	—	05/31/12
PIMCO New York Municipal Bond Fund	08/31/99	08/31/99	11/19/10	—	01/31/00	10/19/99	—	08/31/09
PIMCO Short Duration Municipal Income Fund	08/31/99	08/31/99	04/30/08	10/22/02	01/31/00	03/28/02	—	03/28/02
PIMCO Tax Managed Real Return Fund	10/30/09	10/30/09	10/30/09	—	10/30/09	10/30/09	—	10/30/09
PIMCO Unconstrained Tax Managed Bond Fund	01/30/09	01/30/09	09/10/09	—	01/30/09	01/30/09	—	01/30/09

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, and Class C shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, and Class C shares, respectively.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	5

PIMCO California Intermediate Municipal Bond Fund

Institutional Class - PCIMX	Class A - PCMBX
Class P - PCIPX	Class C - PCFCX
Class D - PCIDX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

California	94.9%
Short-Term Instruments	5.0%
New Jersey	0.1%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO California Intermediate Municipal Bond Fund Institutional Class	3.28%	7.97%	4.24%	3.40%	4.41%
PIMCO California Intermediate Municipal Bond Fund Class P	3.23%	7.87%	4.13%	3.31%	4.32%
PIMCO California Intermediate Municipal Bond Fund Class D	3.11%	7.62%	3.89%	3.04%	4.04%
PIMCO California Intermediate Municipal Bond Fund Class A	3.11%	7.62%	3.89%	3.03%	4.03%
PIMCO California Intermediate Municipal Bond Fund Class A (adjusted)	-0.76%	3.58%	3.26%	2.71%	3.79%
PIMCO California Intermediate Municipal Bond Fund Class C	2.73%	6.82%	3.12%	2.30%	3.31%
PIMCO California Intermediate Municipal Bond Fund Class C (adjusted)	1.73%	5.82%	3.12%	2.30%	3.31%
Barclays California Intermediate Municipal Bond Index	3.95%	7.78%	6.59%	4.97%	5.67%
Lipper California Intermediate Municipal Debt Funds Average	3.37%	6.90%	4.77%	3.65%	4.64%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.445% for the Institutional Class shares, 0.545% for Class P shares, 0.775% for Class D shares, 0.775% for Class A shares, and 1.525% for Class C shares.

Portfolio Insights

»

The PIMCO California Intermediate Municipal Bond Fund seeks high current income exempt from federal and California income tax, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index throughout most of the reporting period, which detracted from performance as municipal bond yields moved lower during the reporting period.

»	An overweight to healthcare and water and sewer utility municipal bonds contributed to performance as these segments outperformed the general municipal bond market during the reporting period.

»	A neutral position to the housing sector detracted from performance as the segment underperformed the general municipal bond market during the reporting period.

»	An underweight to U.S. Treasuries, through futures and swap contracts, detracted from returns as U.S. Treasury rates generally fell during the reporting period.

»

The Fund’s Institutional Class 30 Day SEC Yield[1] after fees at September 30, 2012 was 1.87%. The yield was 3.22% on a fully tax adjusted basis assuming a federal tax rate of 35.00% and an effective CA state tax rate of 6.86%, or 2.10% assuming a federal tax rate of 10.00% and an effective CA state tax rate of 1.125%. Your tax-adjusted yield may differ depending on your tax bracket.

[1]

The 30 Day SEC Yield is a yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

6	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO California Municipal Bond Fund

Institutional Class - PCTIX	Class A - PCTTX
Class P - PCTPX	Class C - PCTGX
Class D - PCTDX

Allocation Breakdown‡
California	100.0%
‡	% of Total Investments as of 09/30/12

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period ended September 30, 2012
Fund Inception (05/31/12)
PIMCO California Municipal Bond Fund Institutional Class	3.22%
PIMCO California Municipal Bond Fund Class P	3.19%
PIMCO California Municipal Bond Fund Class D	3.11%
PIMCO California Municipal Bond Fund Class A	3.11%
PIMCO California Municipal Bond Fund Class A (adjusted)	-0.76%
PIMCO California Municipal Bond Fund Class C	2.89%
PIMCO California Municipal Bond Fund Class C (adjusted)	1.89%
Barclays California Municipal Bond Index	2.59%
Lipper California Municipal Debt Funds Average	2.80%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.51% for the Institutional Class shares, 0.61% for Class P shares, 0.86% for Class D shares, 0.86% for Class A shares, and 1.61% for Class C shares.

Portfolio Insights

»

The PIMCO California Municipal Bond Fund seeks high current income exempt from federal and California income tax, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

»	The Fund commenced operations on May 31, 2012.

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed above its benchmark index throughout the reporting period, which contributed to performance as municipal yields moved lower during the reporting period.

»	An overweight to healthcare securities contributed to performance as the segment outperformed the general municipal bond market during the reporting period.

»	Security selection within the transportation municipal bond sector detracted from returns as these selected issues underperformed the general municipal bond market during the reporting period.

»	An underweight to general obligation municipal bonds detracted from returns as general obligation municipal bonds outperformed the general municipal bond market during the reporting period.

»

The Fund’s Institutional Class 30 Day SEC Yield[1] after fees at September 30, 2012 was 1.86%. The yield was 3.20% on a fully tax adjusted basis assuming a federal tax rate of 35.00% and an effective CA state tax rate of 6.86%, or 2.20% assuming a federal tax rate of 10.00% and an effective CA state tax rate of 1.125%. Your tax-adjusted yield may differ depending on your tax bracket.

[1]

The 30 Day SEC Yield is a yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	7

PIMCO California Short Duration Municipal Income Fund

Institutional Class - PCDIX	Class A - PCDAX
Class P - PCDPX	Class C - PCSCX
Class D - PCDDX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

California	84.7%
Short-Term Instruments	14.3%
Pennsylvania	0.4%
New York	0.3%
Other	0.3%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	Fund Inception (08/31/06)
PIMCO California Short Duration Municipal Income Fund Institutional Class	0.41%	1.24%	2.12%	2.33%
PIMCO California Short Duration Municipal Income Fund Class P	0.36%	1.14%	2.02%	2.23%
PIMCO California Short Duration Municipal Income Fund Class D	0.21%	0.84%	1.71%	1.92%
PIMCO California Short Duration Municipal Income Fund Class A	0.21%	0.84%	1.71%	1.92%
PIMCO California Short Duration Municipal Income Fund Class A (adjusted)	-2.04%	-1.43%	1.24%	1.54%
PIMCO California Short Duration Municipal Income Fund Class C	0.06%	0.54%	1.37%	1.59%
PIMCO California Short Duration Municipal Income Fund Class C (adjusted)	-0.93%	-0.46%	1.37%	1.59%
Barclays California 1 Year Municipal Bond Index	0.41%	1.01%	2.58%	2.77%
Lipper California Short/Intermediate Municipal Debt Funds Average	1.63%	3.68%	3.44%	3.39%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.33% for the Institutional Class shares, 0.43% for Class P shares, 0.73% for Class D shares, 0.73% for Class A shares, and 1.03% for Class C shares.

Portfolio Insights

»

The PIMCO California Short Duration Municipal Income Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax.

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index throughout the reporting period, which detracted from performance as short California municipal bond yields moved lower during the reporting period.

»	An overweight to healthcare and special tax municipal bonds contributed to performance as these sectors outperformed the broader municipal bond index during the reporting period.

»	An underweight to education bonds detracted from performance as the segment outperformed the broader municipal bond index during the reporting period.

»

The Fund’s Institutional Class 30 Day SEC Yield[1] after fees at September 30, 2012 was 0.33%. The yield was 0.57% on a fully tax adjusted basis assuming a federal tax rate of 35.00% and an effective CA state tax rate 6.86%, or 0.37% assuming a federal tax rate of 10.00% and an effective state tax rate of 1.125%. Your tax-adjusted yield may differ depending on your tax bracket.

[1]

The 30 Day SEC Yield is a yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

8	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO High Yield Municipal Bond Fund

Institutional Class - PHMIX	Class A - PYMAX
Class P - PYMPX	Class C - PYMCX
Class D - PYMDX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

California	14.3%
Texas	13.8%
New York	7.8%
Short-Term Instruments	5.9%
Florida	4.5%
Other	53.7%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	Fund Inception (07/31/06)
PIMCO High Yield Municipal Bond Fund Institutional Class	6.25%	15.17%	2.93%	3.36%
PIMCO High Yield Municipal Bond Fund Class P	6.20%	15.06%	2.83%	3.26%
PIMCO High Yield Municipal Bond Fund Class D	6.11%	14.87%	2.67%	3.07%
PIMCO High Yield Municipal Bond Fund Class A	6.11%	14.87%	2.67%	3.07%
PIMCO High Yield Municipal Bond Fund Class A (adjusted)	2.13%	10.57%	1.73%	2.56%
PIMCO High Yield Municipal Bond Fund Class C	5.71%	14.03%	1.91%	2.31%
PIMCO High Yield Municipal Bond Fund Class C (adjusted)	4.71%	13.03%	1.91%	2.31%
60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index	6.52%	12.17%	5.35%	5.18%
Lipper High Yield Municipal Debt Funds Average	6.81%	13.69%	3.95%	3.79%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.55% for the Institutional Class shares, 0.65% for Class P shares, 0.80% for Class D shares, 0.85% for Class A shares, and 1.60% for Class C shares.

Portfolio Insights

»

The PIMCO High Yield Municipal Bond Fund seeks high current income exempt from federal income tax, with total return as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index throughout most of the reporting period, which detracted from performance as municipal bond yields moved lower during the reporting period.

»	An overweight to the healthcare and lease-backed sectors enhanced returns as these sectors outperformed the broader municipal bond index during the reporting period.

»	An underweight to the special-tax and high yield tobacco sectors detracted from performance as these sectors outperformed the broader municipal bond index during the reporting period.

»

The Fund’s Institutional Class 30 Day SEC Yield[1] after fees at September 30, 2012 was 3.79%. The yield was 5.83% on a fully tax adjusted basis assuming a federal tax rate of 35.00%, or 4.21% assuming a federal tax rate of 10.00%. Your tax-adjusted yield may differ depending on your tax bracket.

[1]

The 30 Day SEC Yield is a yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	9

PIMCO Municipal Bond Fund

Institutional Class - PFMIX	Class A - PMLAX
Class P - PMUPX	Class B - PMLBX
Administrative Class - PMNAX	Class C - PMLCX
Class D - PMBDX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

New York	26.4%
California	13.8%
Georgia	5.2%
Short-Term Instruments	5.1%
Texas	4.3%
Other	45.2%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/97)
PIMCO Municipal Bond Fund Institutional Class	4.52%	11.96%	3.40%	3.51%	4.33%
PIMCO Municipal Bond Fund Class P	4.47%	11.84%	3.29%	3.39%	4.20%
PIMCO Municipal Bond Fund Administrative Class	4.54%	11.84%	3.18%	3.27%	4.08%
PIMCO Municipal Bond Fund Class D	4.36%	11.61%	3.08%	3.17%	3.98%
PIMCO Municipal Bond Fund Class A	4.36%	11.61%	3.08%	3.16%	3.97%
PIMCO Municipal Bond Fund Class A (adjusted)	0.44%	7.43%	2.46%	2.85%	3.75%
PIMCO Municipal Bond Fund Class B	3.97%	10.79%	2.31%	2.62%	3.60%
PIMCO Municipal Bond Fund Class B (adjusted)	-1.03%	5.79%	1.96%	2.62%	3.60%
PIMCO Municipal Bond Fund Class C	4.10%	11.06%	2.57%	2.65%	3.45%
PIMCO Municipal Bond Fund Class C (adjusted)	3.10%	10.06%	2.57%	2.65%	3.45%
Barclays Municipal Bond Index	4.24%	8.32%	6.06%	5.03%	5.46%
Lipper General & Insured Municipal Debt Funds Average	5.02%	10.26%	5.17%	4.27%	4.56%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 5.00% CDSC on Class B one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.44% for the Institutional Class shares, 0.54% for Class P shares, 0.69% for Administrative Class shares, 0.75% for Class D shares, 0.75% for Class A shares, 1.50% for Class B shares, and 1.25% for Class C shares.

Portfolio Insights

»

The PIMCO Municipal Bond Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed above its benchmark index for most of the reporting period, which contributed to performance as municipal bond yields moved lower during the reporting period.

»	An overweight exposure to the corporate-backed and healthcare sectors added to performance as these sectors outperformed the general municipal bond market over the reporting period.

»	Exposure to the electric utility sector detracted from returns as the sector lagged the general municipal bond market over the reporting period.

»	A short U.S. Treasury positioning, through swaps and futures, detracted from returns as rates fell across the majority of the U.S. Treasury yield curve during the reporting period.

»

The Fund’s Institutional Class 30 Day SEC Yield[1] after fees at September 30, 2012 was 2.75%. The yield was 4.23% on a fully tax adjusted basis assuming a federal tax rate of 35.00%, or 3.06% assuming a federal tax rate of 10.00%. Your tax-adjusted yield may differ depending on your tax bracket.

[1]

The 30 Day SEC Yield is a yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

10	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO National Intermediate Municipal Bond Fund

Institutional Class - PMNIX	Class A - PMNTX
Class P - PMNPX	Class C - PMNNX
Class D - PMNDX

Allocation Breakdown‡
New York	18.5%
Texas	14.3%
North Carolina	10.0%
Florida	8.6%
Wisconsin	6.1%
Ohio	5.8%
Washington	5.7%
Other	31.0%
‡	% of Total Investments as of 09/30/12

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period ended September 30, 2012
Fund Inception (05/31/12)
PIMCO National Intermediate Municipal Bond Fund Institutional Class	3.25%
PIMCO National Intermediate Municipal Bond Fund Class P	3.21%
PIMCO National Intermediate Municipal Bond Fund Class D	3.15%
PIMCO National Intermediate Municipal Bond Fund Class A	3.15%
PIMCO National Intermediate Municipal Bond Fund Class A (adjusted)	-0.72%
PIMCO National Intermediate Municipal Bond Fund Class C	3.01%
PIMCO National Intermediate Municipal Bond Fund Class C (adjusted)	2.01%
Barclays Municipal Bond 1-20 Year Blend (1-22) Index	1.95%
Lipper General & Insured Municipal Debt Funds Average	2.73%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.52% for the Institutional Class shares, 0.62% for Class P shares, 0.87% for Class D shares, 0.87% for Class A shares, and 1.37% for Class C shares.

Portfolio Insights

»

The PIMCO National Intermediate Municipal Bond Fund seeks maximum tax exempt income, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

»	The Fund commenced operations on May 31, 2012.

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed above its benchmark index for most of the reporting period, which contributed to performance as municipal bond yields moved lower during the reporting period.

»	An overweight to healthcare securities contributed to performance as the segment outperformed the general municipal bond market over the reporting period.

»	An overweight to the water and sewer utility municipal sector contributed to performance as the sector outperformed the general municipal bond market over the reporting period.

»	Security selection within the general obligation municipal bond sector detracted from returns as these selected issues underperformed the general municipal bond market over the reporting period.

»	Security selection within the transportation municipal bond sector detracted from returns as these selected issues underperformed the general municipal bond market over the reporting period.

»

The Fund’s Institutional Class 30 Day SEC Yield[1] after fees at September 30, 2012 was 1.59%. The yield was 2.45% on a fully tax adjusted basis assuming a federal tax rate of 35.00%, or 1.77% assuming a federal tax rate of 10.00%. Your tax-adjusted yield may differ depending on your tax bracket.

[1]

The 30 Day SEC Yield is a yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	11

PIMCO New York Municipal Bond Fund

Institutional Class - PNYIX	Class A - PNYAX
Class P - PNYPX	Class C - PBFCX
Class D - PNYDX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

New York	95.1%
Short-Term Instruments	4.8%
California	0.1%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO New York Municipal Bond Fund Institutional Class	3.68%	8.66%	5.10%	4.35%	5.53%
PIMCO New York Municipal Bond Fund Class P	3.63%	8.55%	4.99%	4.26%	5.44%
PIMCO New York Municipal Bond Fund Class D	3.51%	8.30%	4.75%	3.98%	5.16%
PIMCO New York Municipal Bond Fund Class A	3.51%	8.30%	4.75%	3.97%	5.15%
PIMCO New York Municipal Bond Fund Class A (adjusted)	-0.37%	4.24%	4.12%	3.66%	4.91%
PIMCO New York Municipal Bond Fund Class C	3.13%	7.50%	3.97%	3.24%	4.42%
PIMCO New York Municipal Bond Fund Class C (adjusted)	2.13%	6.50%	3.97%	3.24%	4.42%
Barclays New York Insured Municipal Bond Index	3.12%	6.37%	5.50%	4.80%	5.75%
Lipper New York Municipal Debt Funds Average	4.65%	9.10%	5.10%	4.27%	4.97%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.445% for the Institutional Class shares, 0.545% for Class P shares, 0.775% for Class D shares, 0.775% for Class A shares, and 1.525% for Class C shares.

Portfolio Insights

»

The PIMCO New York Municipal Bond Fund seeks high current income exempt from federal and New York income tax, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index throughout the reporting period, which detracted from performance as New York municipal bond yields moved lower over the reporting period.

»	An overweight to education and corporate-backed securities contributed to performance as these segments outperformed the general New York municipal bond market during the reporting period.

»	An underweight exposure to the transportation sector detracted from returns as the segment generally outperformed the general New York municipal bond market during the reporting period.

»	Short U.S. Treasury positioning, through interest rate swaps and futures, detracted from performance as U.S. Treasury rates fell across the majority of the yield curve during the reporting period.

»

The Fund’s Institutional Class 30 Day SEC Yield[1] after fees at September 30, 2012 was 2.01%. The yield was 3.40% on a fully tax adjusted basis assuming a federal tax rate of 35.00% and an effective New York state tax rate of 5.83%, or 3.54% for a New York City resident assuming an effective tax rate of 8.20%. The yield was 2.33% on a fully tax adjusted basis assuming a federal tax rate of 10.00% and an effective New York state tax rate of 3.60%, or 2.40% for a New York City resident assuming an effective tax rate of 6.22% .Your tax-adjusted yield may differ depending on your tax bracket.

[1]

The 30 Day SEC Yield is a yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

12	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO Short Duration Municipal Income Fund

Institutional Class - PSDIX	Class D - PSDDX
Class P - PSDPX	Class A - PSDAX
Administrative Class - PSDMX	Class C - PSDCX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

New York	16.5%
California	11.0%
Washington	6.8%
Texas	6.2%
Illinois	5.9%
Florida	5.7%
Pennsylvania	5.6%
Short-Term Instruments	5.5%
Other	36.8%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Institutional Class	0.92%	2.00%	-0.64%	0.84%	1.74%
PIMCO Short Duration Municipal Income Fund Class P	0.87%	1.89%	-0.75%	0.72%	1.62%
PIMCO Short Duration Municipal Income Fund Administrative Class	0.85%	1.79%	-0.88%	0.60%	1.50%
PIMCO Short Duration Municipal Income Fund Class D	0.72%	1.59%	-1.04%	0.45%	1.34%
PIMCO Short Duration Municipal Income Fund Class A	0.72%	1.59%	-1.04%	0.44%	1.33%
PIMCO Short Duration Municipal Income Fund Class A (adjusted)	-1.60%	-0.64%	-1.49%	0.20%	1.15%
PIMCO Short Duration Municipal Income Fund Class C	0.57%	1.29%	-1.33%	0.14%	0.94%
PIMCO Short Duration Municipal Income Fund Class C (adjusted)	-0.43%	0.29%	-1.33%	0.14%	0.94%
Barclays 1 Year Municipal Bond Index	0.39%	0.94%	2.58%	2.40%	2.99%
Lipper Short Municipal Debt Funds Average	0.92%	1.80%	2.35%	2.18%	2.94%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.33% for the Institutional Class shares, 0.43% for Class P shares, 0.58% for Administrative Class shares, 0.73% for Class D shares, 0.73% for Class A shares, and 1.03% for Class C shares.

Portfolio Insights

»

The PIMCO Short Duration Municipal Income Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed above its benchmark index throughout most of the reporting period, which contributed to performance as municipal bond yields moved lower during the reporting period.

»	An overweight to special tax and healthcare securities contributed to performance as these sectors generally outperformed the broader municipal bond market during the reporting period.

»	An underweight to general obligation municipal bonds contributed to performance as the sector generally underperformed the broader municipal bond market during the reporting period.

»

The Fund’s Institutional Class 30 Day SEC Yield[1] after fees at September 30, 2012 was 0.48%. The yield was 0.74% on a fully tax adjusted basis assuming a federal tax rate of 35.00%, or 0.53% assuming a federal tax rate of 10.00%. Your tax-adjusted yield may differ depending on your tax bracket.

[1]

The 30 Day SEC Yield is a yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	13

PIMCO Tax Managed Real Return Fund

Institutional Class - PTMIX	Class A - PTXAX
Class P - PTMPX	Class C - PXMCX
Class D - PXMDX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Municipal Bonds & Notes	98.9%
Short-Term Instruments	1.1%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (10/30/09)
PIMCO Tax Managed Real Return Fund Institutional Class	2.08%	6.64%	5.43%
PIMCO Tax Managed Real Return Fund Institutional Class Shares After Taxes on Distributions	2.08%	6.63%	5.36%
PIMCO Tax Managed Real Return Fund Institutional Class Shares After Taxes on Distributions and Sale of Fund Shares	1.63%	4.92%	4.86%
PIMCO Tax Managed Real Return Fund Class P	2.03%	6.54%	5.33%
PIMCO Tax Managed Real Return Fund Class P Shares After Taxes on Distributions	2.03%	6.52%	5.26%
PIMCO Tax Managed Real Return Fund Class P Shares After Taxes on Distributions and Sale of Fund Shares	1.58%	4.82%	4.76%
PIMCO Tax Managed Real Return Fund Class D	1.87%	6.22%	5.01%
PIMCO Tax Managed Real Return Fund Class D Shares After Taxes on Distributions	1.87%	6.21%	4.94%
PIMCO Tax Managed Real Return Fund Class D Shares After Taxes on Distributions and Sale of Fund Shares	1.42%	4.50%	4.44%
PIMCO Tax Managed Real Return Fund Class A	1.87%	6.22%	5.01%
PIMCO Tax Managed Real Return Fund Class A (adjusted)	-1.90%	2.24%	3.64%
PIMCO Tax Managed Real Return Fund Class A (w/Sales Charge and After Taxes on Distributions)	-1.90%	2.22%	3.58%
PIMCO Tax Managed Real Return Fund Class A (w/Sales Charge and After Taxes on Distributions and Sale of Fund Shares)	-1.04%	1.90%	3.26%
PIMCO Tax Managed Real Return Fund Class C	1.62%	5.69%	4.49%
PIMCO Tax Managed Real Return Fund Class C (adjusted)	0.62%	4.69%	4.49%
PIMCO Tax Managed Real Return Fund Class C (w/Sales Charge and After Taxes on Distributions)	0.62%	4.68%	4.43%
PIMCO Tax Managed Real Return Fund Class C (w/Sales Charge and After Taxes on Distributions and Sale of Fund Shares)	0.52%	3.33%	3.92%
Barclays Municipal Bond 1-10 Year Blend (1-12) Index	2.70%	5.14%	5.21%	**
Lipper Intermediate Municipal Debt Funds Average	3.45%	6.93%	5.78%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 10/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.45% for the Institutional Class shares, 0.55% for Class P shares, 0.85% for Class D shares, 0.85% for Class A shares, and 1.35% for Class C shares.

Portfolio Insights

»

The PIMCO Tax Managed Real Return Fund seeks to provide after-tax inflation-protected return, consistent with prudent investment management, by investing under normal circumstances at least 50% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax, with the remainder of the Fund’s assets invested in inflation-indexed bonds of varying maturities issued by the U.S. government, its agencies or instrumentalities, such as Treasury Inflation-Protected Securities, and other types of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, such as CPI swaps. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index throughout most of the reporting period, which detracted from performance as municipal bond yields moved lower during the reporting period.

»	Inflation swap exposure contributed to performance given positive inflation accruals for most of the reporting period and as breakeven inflation levels widened.

»

An overweight to water and sewer municipal bonds and special tax revenue municipal bonds contributed to performance as these sectors outperformed the broader municipal bond index during the reporting period.

»	An underweight exposure to transportation bonds detracted from performance as the sector outperformed the broader municipal bond index during the reporting period.

14	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO Unconstrained Tax Managed Bond Fund

Institutional Class - PUTIX	Class A - ATMAX
Class P - PUTPX	Class C - ATMCX
Class D - ATMDX

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Municipal Bonds & Notes	65.2%
U.S. Treasury Obligations	9.9%
Asset-Backed Securities	7.6%
Corporate Bonds & Notes	5.8%
Short-Term Instruments	4.3%
Other	7.2%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (01/30/09)
PIMCO Unconstrained Tax Managed Bond Fund Institutional Class	4.44%	7.83%	4.02%
PIMCO Unconstrained Tax Managed Bond Fund Institutional Class Shares After Taxes on Distributions	4.42%	7.63%	3.56%
PIMCO Unconstrained Tax Managed Bond Fund Institutional Class Shares After Taxes on Distributions and Sale of Fund Shares	3.13%	5.51%	3.26%
PIMCO Unconstrained Tax Managed Bond Fund Class P	4.38%	7.72%	3.92%
PIMCO Unconstrained Tax Managed Bond Fund Class P Shares After Taxes on Distributions	4.37%	7.53%	3.48%
PIMCO Unconstrained Tax Managed Bond Fund Class P Shares After Taxes on Distributions and Sale of Fund Shares	3.08%	5.41%	3.18%
PIMCO Unconstrained Tax Managed Bond Fund Class D	4.23%	7.40%	3.61%
PIMCO Unconstrained Tax Managed Bond Fund Class D Shares After Taxes on Distributions	4.22%	7.24%	3.24%
PIMCO Unconstrained Tax Managed Bond Fund Class D Shares After Taxes on Distributions and Sale of Fund Shares	2.93%	5.12%	2.94%
PIMCO Unconstrained Tax Managed Bond Fund Class A	4.23%	7.40%	3.60%
PIMCO Unconstrained Tax Managed Bond Fund Class A (adjusted)	0.36%	3.33%	2.53%
PIMCO Unconstrained Tax Managed Bond Fund Class A (w/Sales Charge and After Taxes on Distributions)	0.35%	3.18%	2.17%
PIMCO Unconstrained Tax Managed Bond Fund Class A (w/Sales Charge and After Taxes on Distributions and Sale of Fund Shares)	0.41%	2.47%	2.01%
PIMCO Unconstrained Tax Managed Bond Fund Class C	3.89%	6.68%	2.86%
PIMCO Unconstrained Tax Managed Bond Fund Class C (adjusted)	2.89%	5.68%	2.86%
PIMCO Unconstrained Tax Managed Bond Fund Class C (w/Sales Charge and After Taxes on Distributions)	2.89%	5.58%	2.65%
PIMCO Unconstrained Tax Managed Bond Fund Class C (w/Sales Charge and After Taxes on Distributions and Sale of Fund Shares)	1.96%	3.82%	2.35%
3 Month USD LIBOR After Tax	0.17%	0.32%	0.33%	**
Lipper General Bond Funds Average	5.47%	8.89%	9.52%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 01/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.70% for the Institutional Class shares, 0.80% for Class P shares, 1.10% for Class D shares, 1.10% for Class A shares, and 1.85% for Class C shares.

Portfolio Insights

»

The PIMCO Unconstrained Tax Managed Bond Fund seeks maximum long-term after tax return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	Net long exposure to the securitized sector, driven by residential mortgage-backed securities (“RMBS”), added to returns as these securities posted positive performance for the reporting period.

»

Exposure to emerging markets (“EM”) benefited performance, driven primarily by long exposure to interest rates in Brazil and Mexico, as rates fell in both countries over the reporting period, for all maturities of two years and above.

»

Duration (or sensitivity to changes in market interest rates) positioning was net negative, driven by duration hedging in the U.S., as U.S. dollar swap rates fell along the entire curve. Long positioning in Australia offset a portion of these losses, as Australian swap rates of all maturities fell over the reporting period.

»

Currency positions were a net detractor from performance, driven primarily by the Fund’s short exposure to the Australian dollar (which experienced positive total return over the period) and Japanese yen (which appreciated), as well as long exposure to the Indian rupee (which depreciated).

»	Exposure to tax-exempt municipal bonds contributed to performance as the segment posted positive absolute returns over the reporting period.

»	A focus on revenue municipal bonds contributed to performance as revenue municipal bonds outperformed the general municipal bond market over the reporting period.

»	A modest exposure to taxable municipal bonds and Build America Bonds (“BABs”) added to returns as the segment posted positive absolute returns over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	15

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2012 to September 30, 2012 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Net Annualized Expense Ratio **
PIMCO California Intermediate Municipal Bond Fund
Institutional Class	$1,000.00	$1,032.80	$2.27	$1,000.00	$1,022.84	$2.26	0.445%
Class P	1,000.00	1,032.30	2.78	1,000.00	1,022.34	2.76	0.545
Class D	1,000.00	1,031.10	3.95	1,000.00	1,021.18	3.93	0.775
Class A	1,000.00	1,031.10	3.95	1,000.00	1,021.18	3.93	0.775
Class C	1,000.00	1,027.30	7.75	1,000.00	1,017.42	7.71	1.525
PIMCO California Municipal Bond Fund(a)
Institutional Class	$1,000.00	$1,032.20	$1.39	$1,000.00	$1,023.01	$2.08	0.41%
Class P	1,000.00	1,031.90	1.70	1,000.00	1,022.56	2.54	0.50
Class D	1,000.00	1,031.10	2.65	1,000.00	1,021.16	3.95	0.78
Class A	1,000.00	1,031.10	2.65	1,000.00	1,021.16	3.95	0.78
Class C	1,000.00	1,028.90	5.02	1,000.00	1,017.65	7.49	1.48
PIMCO California Short Duration Municipal Income Fund
Institutional Class	$1,000.00	$1,004.10	$1.66	$1,000.00	$1,023.41	$1.67	0.33%
Class P	1,000.00	1,003.60	2.16	1,000.00	1,022.91	2.18	0.43
Class D	1,000.00	1,002.10	3.66	1,000.00	1,021.41	3.70	0.73
Class A	1,000.00	1,002.10	3.66	1,000.00	1,021.41	3.70	0.73
Class C	1,000.00	1,000.60	5.17	1,000.00	1,019.90	5.22	1.03

16	PIMCO TAX-EFFICIENT STRATEGY FUNDS

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Net Annualized Expense Ratio **
PIMCO High Yield Municipal Bond Fund
Institutional Class	$1,000.00	$1,062.50	$2.79	$1,000.00	$1,022.36	$2.74	0.54%
Class P	1,000.00	1,062.00	3.31	1,000.00	1,021.86	3.24	0.64
Class D	1,000.00	1,061.10	4.19	1,000.00	1,021.01	4.10	0.81
Class A	1,000.00	1,061.10	4.19	1,000.00	1,021.01	4.10	0.81
Class C	1,000.00	1,057.10	8.04	1,000.00	1,017.25	7.89	1.56
PIMCO Municipal Bond Fund
Institutional Class	$1,000.00	$1,045.20	$2.26	$1,000.00	$1,022.86	$2.23	0.44%
Class P	1,000.00	1,044.70	2.77	1,000.00	1,022.36	2.74	0.54
Administrative Class	1,000.00	1,045.40	3.54	1,000.00	1,021.61	3.50	0.69
Class D	1,000.00	1,043.60	3.84	1,000.00	1,021.31	3.80	0.75
Class A	1,000.00	1,043.60	3.84	1,000.00	1,021.31	3.80	0.75
Class B	1,000.00	1,039.70	7.67	1,000.00	1,017.55	7.59	1.50
Class C	1,000.00	1,041.00	6.40	1,000.00	1,018.80	6.33	1.25
PIMCO National Intermediate Municipal Bond Fund(a)
Institutional Class	$1,000.00	$1,032.50	$1.32	$1,000.00	$1,023.11	$1.98	0.39%
Class P	1,000.00	1,032.10	1.83	1,000.00	1,022.36	2.74	0.54
Class D	1,000.00	1,031.50	2.68	1,000.00	1,021.11	4.00	0.79
Class A	1,000.00	1,031.50	2.68	1,000.00	1,021.11	4.00	0.79
Class C	1,000.00	1,030.10	4.31	1,000.00	1,018.70	6.43	1.27
PIMCO New York Municipal Bond Fund
Institutional Class	$1,000.00	$1,036.80	$2.27	$1,000.00	$1,022.84	$2.26	0.445%
Class P	1,000.00	1,036.30	2.78	1,000.00	1,022.34	2.76	0.545
Class D	1,000.00	1,035.10	3.95	1,000.00	1,021.18	3.93	0.775
Class A	1,000.00	1,035.10	3.95	1,000.00	1,021.18	3.93	0.775
Class C	1,000.00	1,031.30	7.77	1,000.00	1,017.42	7.71	1.525
PIMCO Short Duration Municipal Income Fund
Institutional Class	$1,000.00	$1,009.20	$1.66	$1,000.00	$1,023.41	$1.67	0.33%
Class P	1,000.00	1,008.70	2.17	1,000.00	1,022.91	2.18	0.43
Administrative Class	1,000.00	1,008.50	2.92	1,000.00	1,022.16	2.94	0.58
Class D	1,000.00	1,007.20	3.67	1,000.00	1,021.41	3.70	0.73
Class A	1,000.00	1,007.20	3.67	1,000.00	1,021.41	3.70	0.73
Class C	1,000.00	1,005.70	5.18	1,000.00	1,019.90	5.22	1.03
PIMCO Tax Managed Real Return Fund
Institutional Class	$1,000.00	$1,020.80	$2.28	$1,000.00	$1,022.81	$2.28	0.45%
Class P	1,000.00	1,020.30	2.79	1,000.00	1,022.31	2.79	0.55
Class D	1,000.00	1,018.70	4.30	1,000.00	1,020.81	4.31	0.85
Class A	1,000.00	1,018.70	4.30	1,000.00	1,020.81	4.31	0.85
Class C	1,000.00	1,016.20	6.82	1,000.00	1,018.30	6.83	1.35
PIMCO Unconstrained Tax Managed Bond Fund
Institutional Class	$1,000.00	$1,044.40	$3.69	$1,000.00	$1,021.46	$3.65	0.72%
Class P	1,000.00	1,043.80	4.20	1,000.00	1,020.96	4.15	0.82
Class D	1,000.00	1,042.30	5.73	1,000.00	1,019.45	5.67	1.12
Class A	1,000.00	1,042.30	5.73	1,000.00	1,019.45	5.67	1.12
Class C	1,000.00	1,038.90	9.10	1,000.00	1,016.14	9.00	1.78

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 8 in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 5/31/12 for Actual Performance. Expenses paid in the Actual Performance section are equal to the net annualized expense ratio for the Fund, multiplied by the average account value over the period, multiplied by 122/365 for the PIMCO California Municipal Bond Fund and the PIMCO National Intermediate Municipal Bond Fund (to reflect the period since the inception date of 5/31/12). Hypothetical expenses reflect an amount as if the classes had been operational for the entire fiscal half year.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	17

Benchmark Descriptions

Index	Description

3 Month USD LIBOR After Tax	3 Month USD LIBOR After Tax. LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index	60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index. The Barclays High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Barclays Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays 1 Year Municipal Bond Index	Barclays 1 Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. It is not possible to invest directly in an unmanaged index.

Barclays California 1 Year Municipal Bond Index	Barclays California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having a maturity of at least one year and less than two years. It is not possible to invest directly in an unmanaged index.

Barclays California Intermediate Municipal Bond Index	Barclays California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays California Municipal Bond Index	The Barclays California Municipal Bond Index is the California component of the Barclays Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Municipal Bond 1-10 Year Blend (1-12) Index	Barclays Municipal Bond 1-10 Year Blend (1-12) Index consists of a broad selection of investment-grade general obligation bonds, revenue bonds, insured bonds (including all insured bonds with a Aaa/AAA rating), and prerefunded bonds with maturities of at least 1 year and less than 12 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Municipal Bond Index	Barclays Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays New York Insured Municipal Bond Index	Barclays New York Insured Municipal Bond Index is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years. It is not possible to invest directly in an unmanaged index.

Barclays Municipal Bond 1-20 Year Blend (1-22) Index	Barclays Municipal Bond 1-20 Year Blend (1-22) Index is the 1-20 Year Blend (1-22) component of the Barclays Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 22 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

18	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Index	Description

Barclays U.S. TIPS Index	Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI Emerging Markets Index	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	19

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO California Intermediate Municipal Bond Fund
Institutional Class
04/01/2012 - 09/30/2012+	$9.67	$0.14	$0.18	$0.32	$(0.14)	$0.00	$(0.14)
03/31/2012	9.29	0.32	0.39	0.71	(0.33)	0.00	(0.33)
03/31/2011	9.39	0.36	(0.10)	0.26	(0.36)	0.00	(0.36)
03/31/2010	8.72	0.37	0.67	1.04	(0.37)	0.00	(0.37)
03/31/2009	9.47	0.39	(0.73)	(0.34)	(0.41)	0.00	(0.41)
03/31/2008	9.93	0.41	(0.47)	(0.06)	(0.40)	0.00	(0.40)
Class P
04/01/2012 - 09/30/2012+	9.67	0.14	0.17	0.31	(0.13)	0.00	(0.13)
03/31/2012	9.29	0.30	0.40	0.70	(0.32)	0.00	(0.32)
03/31/2011	9.39	0.35	(0.10)	0.25	(0.35)	0.00	(0.35)
03/31/2010	8.72	0.36	0.67	1.03	(0.36)	0.00	(0.36)
04/30/2008 - 03/31/2009	9.50	0.36	(0.77)	(0.41)	(0.37)	0.00	(0.37)
Class D
04/01/2012 - 09/30/2012+	9.67	0.12	0.18	0.30	(0.12)	0.00	(0.12)
03/31/2012	9.29	0.28	0.40	0.68	(0.30)	0.00	(0.30)
03/31/2011	9.39	0.33	(0.10)	0.23	(0.33)	0.00	(0.33)
03/31/2010	8.72	0.34	0.67	1.01	(0.34)	0.00	(0.34)
03/31/2009	9.47	0.37	(0.74)	(0.37)	(0.38)	0.00	(0.38)
03/31/2008	9.93	0.38	(0.47)	(0.09)	(0.37)	0.00	(0.37)
Class A
04/01/2012 - 09/30/2012+	9.67	0.12	0.18	0.30	(0.12)	0.00	(0.12)
03/31/2012	9.29	0.28	0.40	0.68	(0.30)	0.00	(0.30)
03/31/2011	9.39	0.33	(0.10)	0.23	(0.33)	0.00	(0.33)
03/31/2010	8.72	0.34	0.67	1.01	(0.34)	0.00	(0.34)
03/31/2009	9.47	0.37	(0.74)	(0.37)	(0.38)	0.00	(0.38)
03/31/2008	9.93	0.38	(0.47)	(0.09)	(0.37)	0.00	(0.37)
Class C
04/01/2012 - 09/30/2012+	9.67	0.09	0.17	0.26	(0.08)	0.00	(0.08)
03/31/2012	9.29	0.21	0.40	0.61	(0.23)	0.00	(0.23)
03/31/2011	9.39	0.25	(0.09)	0.16	(0.26)	0.00	(0.26)
08/31/2009 - 03/31/2010	9.15	0.14	0.25	0.39	(0.15)	0.00	(0.15)

PIMCO California Municipal Bond Fund
Institutional Class
05/31/2012 - 09/30/2012+	$10.00	$0.07	$0.25	$0.32	$(0.07)	$0.00	$(0.07)
Class P
05/31/2012 - 09/30/2012+	10.00	0.07	0.25	0.32	(0.07)	0.00	(0.07)
Class D
05/31/2012 - 09/30/2012+	10.00	0.07	0.24	0.31	(0.06)	0.00	(0.06)
Class A
05/31/2012 - 09/30/2012+	10.00	0.05	0.26	0.31	(0.06)	0.00	(0.06)
Class C
05/31/2012 - 09/30/2012+	10.00	0.04	0.25	0.29	(0.04)	0.00	(0.04)

PIMCO California Short Duration Municipal Income Fund
Institutional Class
04/01/2012 - 09/30/2012+	$10.02	$0.06	$(0.02)	$0.04	$(0.06)	$0.00	$(0.06)
03/31/2012	10.10	0.14	(0.07)	0.07	(0.15)	0.00	(0.15)
03/31/2011	10.13	0.15	(0.03)	0.12	(0.15)	0.00	(0.15)
03/31/2010	9.99	0.20	0.14	0.34	(0.20)	0.00	(0.20)
03/31/2009	9.99	0.28	0.02	0.30	(0.30)	0.00	(0.30)
03/31/2008	10.04	0.35	(0.05)	0.30	(0.35)	0.00	(0.35)
Class P
04/01/2012 - 09/30/2012+	10.02	0.06	(0.02)	0.04	(0.06)	0.00	(0.06)
03/31/2012	10.10	0.13	(0.07)	0.06	(0.14)	0.00	(0.14)
03/31/2011	10.13	0.14	(0.03)	0.11	(0.14)	0.00	(0.14)
03/31/2010	9.99	0.17	0.16	0.33	(0.19)	0.00	(0.19)
05/30/2008 - 03/31/2009	9.99	0.21	0.03	0.24	(0.24)	0.00	(0.24)

Please see footnotes on page 30.

20	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$9.85	3.28%	$50,224	0.44	5%*	0.44	5%*	0.44	5%*	0.44	5%*	2.88	%*	3%
9.67	7.81	44,760	0.44	5	0.44	5	0.44	5	0.44	5	3.33		32
9.29	2.75	46,484	0.44	5	0.44	5	0.44	5	0.44	5	3.77		22
9.39	12.12	46,641	0.44	5	0.44	5	0.44	5	0.44	5	4.06		47
8.72	(3.67)	65,751	0.44	5	0.44	5	0.44	5	0.44	5	4.34		72
9.47	(0.60)	106,867	0.44	5	0.44	5	0.44	5	0.44	5	4.24		37

9.85	3.23	11,607	0.54	5*	0.54	5*	0.545	*	0.54	5*	2.78	*	3
9.67	7.70	7,150	0.54	5	0.54	5	0.54	5	0.54	5	3.18		32
9.29	2.65	3,676	0.54	5	0.54	5	0.54	5	0.54	5	3.69		22
9.39	12.01	1,562	0.54	5	0.54	5	0.54	5	0.54	5	3.86		47
8.72	(4.40)	9	0.54	5*	0.54	5*	0.54	5*	0.54	5*	4.37	*	72

9.85	3.11	4,843	0.77	5*	0.77	5*	0.77	5*	0.77	5*	2.55	*	3
9.67	7.45	5,197	0.77	5	0.77	5	0.77	5	0.77	5	2.99		32
9.29	2.41	5,637	0.77	5	0.77	5	0.77	5	0.77	5	3.46		22
9.39	11.76	5,096	0.77	5	0.77	5	0.77	5	0.77	5	3.69		47
8.72	(3.99)	2,958	0.77	5	0.77	5	0.77	5	0.77	5	4.05		72
9.47	(0.95)	1,961	0.79	5(b)	0.79	5(b)	0.79	5(b)	0.79	5(b)	3.87		37

9.85	3.11	64,827	0.77	5*	0.77	5*	0.77	5*	0.77	5*	2.55	*	3
9.67	7.45	60,685	0.77	5	0.77	5	0.77	5	0.77	5	2.95		32
9.29	2.41	37,061	0.77	5	0.77	5	0.77	5	0.77	5	3.45		22
9.39	11.75	32,593	0.77	5	0.77	5	0.77	5	0.77	5	3.73		47
8.72	(3.99)	39,954	0.77	5	0.77	5	0.77	5	0.77	5	4.05		72
9.47	(0.95)	33,277	0.79	5(b)	0.79	5(b)	0.79	5(b)	0.79	5(b)	3.90		37

9.85	2.73	12,890	1.52	5*	1.52	5*	1.52	5*	1.52	5*	1.80	*	3
9.67	6.65	10,810	1.52	5	1.52	5	1.52	5	1.52	5	2.19		32
9.29	1.65	5,819	1.52	5	1.52	5	1.52	5	1.52	5	2.67		22
9.39	4.33	419	1.52	5*	1.52	5*	1.52	5*	1.52	5*	2.64	*	47

$10.25	3.22%	$3,418	0.41	%*	0.44	%*	0.41	%*	0.44	%*	2.12	%*	15%

10.25	3.19	10	0.50	*	0.54	*	0.50	*	0.54	*	2.02	*	15

10.25	3.11	145	0.78	*	0.79	*	0.78	*	0.79	*	2.01	*	15

10.25	3.11	1,130	0.78	*	0.79	*	0.78	*	0.79	*	1.60	*	15

10.25	2.89	61	1.48	*	1.54	*	1.48	*	1.54	*	1.30	*	15

$10.00	0.41%	$63,470	0.33	%*	0.33	%*	0.33	%*	0.33	%*	1.24	%*	15%
10.02	0.72	73,010	0.33		0.33		0.33		0.33		1.42		19
10.10	1.22	79,778	0.33		0.33		0.33		0.33		1.49		64
10.13	3.46	106,163	0.33	(c)	0.33	(c)	0.33	(c)	0.33	(c)	1.98		59
9.99	3.03	88,779	0.35		0.35		0.35		0.35		2.81		173
9.99	3.05	10,825	0.35		0.35		0.35		0.35		3.45		92

10.00	0.36	26,471	0.43	*	0.43	*	0.43	*	0.43	*	1.14	*	15
10.02	0.62	29,552	0.43		0.43		0.43		0.43		1.33		19
10.10	1.12	32,047	0.43		0.43		0.43		0.43		1.39		64
10.13	3.36	24,454	0.44	(c)	0.44	(c)	0.44	(c)	0.44	(c)	1.64		59
9.99	2.48	3,978	0.45	*	0.45	*	0.45	*	0.45	*	2.58	*	173

Please see footnotes on page 30.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO California Short Duration Municipal Income Fund (Cont.)
Class D
04/01/2012 - 09/30/2012+	$10.02	$0.04	$(0.02)	$0.02	$(0.04)	$0.00	$(0.04)
03/31/2012	10.10	0.10	(0.07)	0.03	(0.11)	0.00	(0.11)
03/31/2011	10.13	0.11	(0.03)	0.08	(0.11)	0.00	(0.11)
03/31/2010	9.99	0.16	0.14	0.30	(0.16)	0.00	(0.16)
03/31/2009	9.99	0.24	0.02	0.26	(0.26)	0.00	(0.26)
03/31/2008	10.04	0.29	(0.03)	0.26	(0.31)	0.00	(0.31)
Class A
04/01/2012 - 09/30/2012+	10.02	0.04	(0.02)	0.02	(0.04)	0.00	(0.04)
03/31/2012	10.10	0.10	(0.07)	0.03	(0.11)	0.00	(0.11)
03/31/2011	10.13	0.11	(0.03)	0.08	(0.11)	0.00	(0.11)
03/31/2010	9.99	0.15	0.15	0.30	(0.16)	0.00	(0.16)
03/31/2009	9.99	0.24	0.02	0.26	(0.26)	0.00	(0.26)
03/31/2008	10.04	0.30	(0.04)	0.26	(0.31)	0.00	(0.31)
Class C
04/01/2012 - 09/30/2012+	10.02	0.03	(0.02)	0.01	(0.03)	0.00	(0.03)
03/31/2012	10.10	0.07	(0.07)	0.00	(0.08)	0.00	(0.08)
03/31/2011	10.13	0.08	(0.02)	0.06	(0.09)	0.00	(0.09)
08/31/2009 - 03/31/2010	10.07	0.06	0.04	0.10	(0.04)	0.00	(0.04)

PIMCO High Yield Municipal Bond Fund
Institutional Class
04/01/2012 - 09/30/2012+	$8.40	$0.19	$0.33	$0.52	$(0.19)	$0.00	$(0.19)
03/31/2012	7.73	0.43	0.69	1.12	(0.45)	0.00	(0.45)
03/31/2011	8.07	0.44	(0.34)	0.10	(0.44)	0.00	(0.44)
03/31/2010	6.76	0.44	1.31	1.75	(0.44)	0.00	(0.44)
03/31/2009	9.03	0.51	(2.27)	(1.76)	(0.51)	0.00	(0.51)
03/31/2008	10.63	0.50	(1.61)	(1.11)	(0.49)	0.00	(0.49)
Class P
04/01/2012 - 09/30/2012+	8.40	0.19	0.33	0.52	(0.19)	0.00	(0.19)
03/31/2012	7.73	0.42	0.69	1.11	(0.44)	0.00	(0.44)
03/31/2011	8.07	0.43	(0.33)	0.10	(0.44)	0.00	(0.44)
03/31/2010	6.76	0.42	1.32	1.74	(0.43)	0.00	(0.43)
04/30/2008 - 03/31/2009	9.15	0.46	(2.38)	(1.92)	(0.47)	0.00	(0.47)
Class D
04/01/2012 - 09/30/2012+	8.40	0.18	0.33	0.51	(0.18)	0.00	(0.18)
03/31/2012	7.73	0.41	0.69	1.10	(0.43)	0.00	(0.43)
03/31/2011	8.07	0.42	(0.34)	0.08	(0.42)	0.00	(0.42)
03/31/2010	6.76	0.41	1.32	1.73	(0.42)	0.00	(0.42)
03/31/2009	9.03	0.49	(2.27)	(1.78)	(0.49)	0.00	(0.49)
03/31/2008	10.63	0.46	(1.59)	(1.13)	(0.47)	0.00	(0.47)
Class A
04/01/2012 - 09/30/2012+	8.40	0.18	0.33	0.51	(0.18)	0.00	(0.18)
03/31/2012	7.73	0.41	0.69	1.10	(0.43)	0.00	(0.43)
03/31/2011	8.07	0.42	(0.34)	0.08	(0.42)	0.00	(0.42)
03/31/2010	6.76	0.42	1.31	1.73	(0.42)	0.00	(0.42)
03/31/2009	9.03	0.49	(2.27)	(1.78)	(0.49)	0.00	(0.49)
03/31/2008	10.63	0.46	(1.59)	(1.13)	(0.47)	0.00	(0.47)
Class C
04/01/2012 - 09/30/2012+	8.40	0.15	0.33	0.48	(0.15)	0.00	(0.15)
03/31/2012	7.73	0.35	0.68	1.03	(0.36)	0.00	(0.36)
03/31/2011	8.07	0.36	(0.34)	0.02	(0.36)	0.00	(0.36)
03/31/2010	6.76	0.36	1.32	1.68	(0.37)	0.00	(0.37)
03/31/2009	9.03	0.43	(2.27)	(1.84)	(0.43)	0.00	(0.43)
03/31/2008	10.63	0.39	(1.60)	(1.21)	(0.39)	0.00	(0.39)

Please see footnotes on page 30.

22	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$10.00	0.21%	$5,160	0.73	%*	0.73	%*	0.73	%*	0.73	%*	0.84	%*	15%
10.02	0.31	5,583	0.73		0.73		0.73		0.73		1.02		19
10.10	0.81	6,655	0.73		0.73		0.73		0.73		1.10		64
10.13	3.05	8,608	0.74	(c)	0.74	(c)	0.74	(c)	0.74	(c)	1.54		59
9.99	2.62	4,812	0.75		0.75		0.75		0.75		2.40		173
9.99	2.60	871	0.77	(b)	0.77	(b)	0.77	(b)	0.77	(b)	2.88		92

10.00	0.21	163,692	0.73	*	0.73	*	0.73	*	0.73	*	0.83	*	15
10.02	0.31	152,566	0.73		0.73		0.73		0.73		1.02		19
10.10	0.81	164,222	0.73		0.73		0.73		0.73		1.09		64
10.13	3.05	142,556	0.73	(c)	0.73	(c)	0.73	(c)	0.73	(c)	1.47		59
9.99	2.61	30,946	0.75		0.75		0.75		0.75		2.44		173
9.99	2.60	9,343	0.77	(b)	0.77	(b)	0.77	(b)	0.77	(b)	3.00		92

10.00	0.06	3,186	1.03	*	1.03	*	1.03	*	1.03	*	0.53	*	15
10.02	0.01	3,178	1.03		1.03		1.03		1.03		0.72		19
10.10	0.58	2,333	1.03		1.03		1.03		1.03		0.81		64
10.13	0.96	639	1.04	*(c)	1.04	*(c)	1.04	*(c)	1.04	*(c)	0.98	*	59

$8.73	6.25%	$118,886	0.54	%*	0.55	%*	0.54	%*	0.55	%*	4.50	%*	11%
8.40	14.83	105,682	0.54		0.55		0.54		0.55		5.37		33
7.73	1.18	65,829	0.54		0.55		0.54		0.55		5.42		25
8.07	26.44	80,986	0.54		0.55		0.54		0.55		5.73		76
6.76	(20.02)	70,598	0.54		0.55		0.54		0.55		6.29		140
9.03	(10.67)	118,066	0.54		0.55		0.54		0.55		5.06		160

8.73	6.20	33,259	0.64	*	0.65	*	0.64	*	0.65	*	4.39	*	11
8.40	14.72	17,072	0.64		0.65		0.64		0.65		5.19		33
7.73	1.08	6,462	0.64		0.65		0.64		0.65		5.38		25
8.07	26.31	3,134	0.64		0.65		0.64		0.65		5.40		76
6.76	(21.48)	8	0.64	*	0.65	*	0.64	*	0.65	*	6.38	*	140

8.73	6.11	36,296	0.81	*	0.85	*	0.81	*	0.85	*	4.24	*	11
8.40	14.55	27,948	0.79		0.85		0.79		0.85		5.15		33
7.73	0.93	20,504	0.79		0.85		0.79		0.85		5.15		25
8.07	26.13	27,561	0.79		0.85		0.79		0.85		5.35		76
6.76	(20.22)	11,834	0.79		0.85		0.79		0.85		6.09		140
9.03	(10.94)	7,605	0.84	(d)	0.90	(d)	0.84	(d)	0.90	(d)	4.65		160

8.73	6.11	202,191	0.81	*	0.85	*	0.81	*	0.85	*	4.22	*	11
8.40	14.55	151,515	0.79		0.85		0.79		0.85		5.09		33
7.73	0.93	79,844	0.79		0.85		0.79		0.85		5.18		25
8.07	26.13	92,096	0.79		0.85		0.79		0.85		5.44		76
6.76	(20.22)	57,044	0.79		0.85		0.79		0.85		6.17		140
9.03	(10.93)	42,761	0.84	(d)	0.90	(d)	0.84	(d)	0.90	(d)	4.65		160

8.73	5.71	67,148	1.56	*	1.60	*	1.56	*	1.60	*	3.49	*	11
8.40	13.70	53,374	1.54		1.60		1.54		1.60		4.39		33
7.73	0.18	38,972	1.54		1.60		1.54		1.60		4.43		25
8.07	25.19	44,149	1.54		1.60		1.54		1.60		4.68		76
6.76	(20.82)	25,229	1.54		1.60		1.54		1.60		5.42		140
9.03	(11.62)	19,087	1.59	(d)	1.65	(d)	1.59	(d)	1.65	(d)	4.00		160

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	23

Please see footnotes on page 30.

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO Municipal Bond Fund
Institutional Class
04/01/2012 - 09/30/2012+	$9.39	$0.17	$0.25	$0.42	$(0.16)	$0.00	$(0.16)
03/31/2012	8.68	0.38	0.71	1.09	(0.38)	0.00	(0.38)
03/31/2011	8.89	0.39	(0.21)	0.18	(0.39)	0.00	(0.39)
03/31/2010	7.85	0.38	1.04	1.42	(0.38)	0.00	(0.38)
03/31/2009	9.67	0.43	(1.81)	(1.38)	(0.44)	0.00	(0.44)
03/31/2008	10.31	0.43	(0.63)	(0.20)	(0.44)	0.00	(0.44)
Class P
04/01/2012 - 09/30/2012+	9.39	0.16	0.26	0.42	(0.16)	0.00	(0.16)
03/31/2012	8.68	0.35	0.73	1.08	(0.37)	0.00	(0.37)
03/31/2011	8.89	0.38	(0.21)	0.17	(0.38)	0.00	(0.38)
03/31/2010	7.85	0.36	1.05	1.41	(0.37)	0.00	(0.37)
04/30/2008 - 03/31/2009	9.81	0.39	(1.95)	(1.56)	(0.40)	0.00	(0.40)
Administrative Class
04/01/2012 - 09/30/2012+	9.39	0.17	0.25	0.42	(0.16)	0.00	(0.16)
03/31/2012	8.68	0.36	0.71	1.07	(0.36)	0.00	(0.36)
03/31/2011	8.89	0.37	(0.21)	0.16	(0.37)	0.00	(0.37)
03/31/2010	7.85	0.35	1.04	1.39	(0.35)	0.00	(0.35)
03/31/2009	9.67	0.41	(1.81)	(1.40)	(0.42)	0.00	(0.42)
03/31/2008	10.31	0.41	(0.64)	(0.23)	(0.41)	0.00	(0.41)
Class D
04/01/2012 - 09/30/2012+	9.39	0.15	0.26	0.41	(0.15)	0.00	(0.15)
03/31/2012	8.68	0.35	0.71	1.06	(0.35)	0.00	(0.35)
03/31/2011	8.89	0.36	(0.21)	0.15	(0.36)	0.00	(0.36)
03/31/2010	7.85	0.35	1.04	1.39	(0.35)	0.00	(0.35)
03/31/2009	9.67	0.41	(1.82)	(1.41)	(0.41)	0.00	(0.41)
03/31/2008	10.31	0.40	(0.64)	(0.24)	(0.40)	0.00	(0.40)
Class A
04/01/2012 - 09/30/2012+	9.39	0.15	0.26	0.41	(0.15)	0.00	(0.15)
03/31/2012	8.68	0.34	0.72	1.06	(0.35)	0.00	(0.35)
03/31/2011	8.89	0.36	(0.21)	0.15	(0.36)	0.00	(0.36)
03/31/2010	7.85	0.35	1.04	1.39	(0.35)	0.00	(0.35)
03/31/2009	9.67	0.40	(1.81)	(1.41)	(0.41)	0.00	(0.41)
03/31/2008	10.31	0.40	(0.64)	(0.24)	(0.40)	0.00	(0.40)
Class B
04/01/2012 - 09/30/2012+	9.39	0.12	0.25	0.37	(0.11)	0.00	(0.11)
03/31/2012	8.68	0.29	0.71	1.00	(0.29)	0.00	(0.29)
03/31/2011	8.89	0.30	(0.22)	0.08	(0.29)	0.00	(0.29)
03/31/2010	7.85	0.29	1.03	1.32	(0.28)	0.00	(0.28)
03/31/2009	9.67	0.34	(1.81)	(1.47)	(0.35)	0.00	(0.35)
03/31/2008	10.31	0.32	(0.63)	(0.31)	(0.33)	0.00	(0.33)
Class C
04/01/2012 - 09/30/2012+	9.39	0.13	0.25	0.38	(0.12)	0.00	(0.12)
03/31/2012	8.68	0.30	0.72	1.02	(0.31)	0.00	(0.31)
03/31/2011	8.89	0.32	(0.21)	0.11	(0.32)	0.00	(0.32)
03/31/2010	7.85	0.31	1.04	1.35	(0.31)	0.00	(0.31)
03/31/2009	9.67	0.36	(1.81)	(1.45)	(0.37)	0.00	(0.37)
03/31/2008	10.31	0.35	(0.64)	(0.29)	(0.35)	0.00	(0.35)

PIMCO National Intermediate Municipal Bond Fund
Institutional Class
05/31/2012 - 09/30/2012+	$10.00	$0.04	$0.28	$0.32	$(0.04)	$0.00	$(0.04)
Class P
05/31/2012 - 09/30/2012+	10.00	0.05	0.27	0.32	(0.04)	0.00	(0.04)
Class D
05/31/2012 - 09/30/2012+	10.00	0.04	0.27	0.31	(0.03)	0.00	(0.03)
Class A
05/31/2012 - 09/30/2012+	10.00	0.04	0.27	0.31	(0.03)	0.00	(0.03)
Class C
05/31/2012 - 09/30/2012+	10.00	0.03	0.27	0.30	(0.02)	0.00	(0.02)

Please see footnotes on page 30.

24	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$9.65	4.52%	$121,896	0.44	%*	0.44	%*	0.44	%*	0.44	%*	3.48	%*	18%
9.39	12.83	116,980	0.44		0.44		0.44		0.44		4.16		76
8.68	1.97	91,383	0.44		0.44		0.44		0.44		4.35		22
8.89	18.28	200,010	0.45	(e)	0.45	(e)	0.45	(e)	0.45	(e)	4.42		51
7.85	(14.59)	276,813	0.46	5	0.46	5	0.46	5	0.46	5	4.85		100
9.67	(2.04)	335,883	0.54	5	0.54	5	0.46	5	0.46	5	4.31		64

9.65	4.47	78,169	0.54	*	0.54	*	0.54	*	0.54	*	3.37	*	18
9.39	12.72	45,437	0.54		0.54		0.54		0.54		3.83		76
8.68	1.87	3,160	0.54		0.54		0.54		0.54		4.27		22
8.89	18.16	2,191	0.55	(e)	0.55	(e)	0.55	(e)	0.55	(e)	4.17		51
7.85	(16.19)	8	0.56	6*	0.56	6*	0.56	6*	0.56	6*	4.83	*	100

9.65	4.54	579	0.69	*	0.69	*	0.69	*	0.69	*	3.48	*	18
9.39	12.56	388	0.69		0.69		0.69		0.69		4.02		76
8.68	1.71	1,029	0.69		0.69		0.69		0.69		4.12		22
8.89	17.99	934	0.70	(e)	0.70	(e)	0.70	(e)	0.70	(e)	4.11		51
7.85	(14.81)	791	0.71	5	0.71	5	0.71	5	0.71	5	4.62		100
9.67	(2.28)	757	0.79	5	0.79	5	0.71	5	0.71	5	4.05		64

9.65	4.36	19,958	0.75	*	0.75	*	0.75	*	0.75	*	3.17	*	18
9.39	12.49	16,002	0.75		0.75		0.75		0.75		3.85		76
8.68	1.65	11,471	0.75		0.75		0.75		0.75		4.04		22
8.89	17.92	18,255	0.76	(e)	0.76	(e)	0.76	(e)	0.76	(e)	4.12		51
7.85	(14.86)	19,516	0.77	5	0.77	5	0.77	5	0.77	5	4.49		100
9.67	(2.37)	44,413	0.88	5(b)	0.88	5(b)	0.80	5(b)	0.80	5(b)	3.96		64

9.65	4.36	286,497	0.75	*	0.75	*	0.75	*	0.75	*	3.17	*	18
9.39	12.48	247,869	0.75		0.75		0.75		0.75		3.79		76
8.68	1.65	99,479	0.75		0.75		0.75		0.75		4.05		22
8.89	17.92	119,541	0.76	(e)	0.76	(e)	0.76	(e)	0.76	(e)	4.05		51
7.85	(14.86)	87,958	0.77	5	0.77	5	0.77	5	0.77	5	4.55		100
9.67	(2.36)	72,205	0.88	5(b)	0.88	5(b)	0.80	5(b)	0.80	5(b)	3.96		64

9.65	3.97	1,110	1.50	*	1.50	*	1.50	*	1.50	*	2.43	*	18
9.39	11.65	1,447	1.50		1.50		1.50		1.50		3.20		76
8.68	0.89	3,611	1.50		1.50		1.50		1.50		3.30		22
8.89	17.02	10,332	1.51	(e)	1.51	(e)	1.51	(e)	1.51	(e)	3.34		51
7.85	(15.50)	13,727	1.52	6	1.52	6	1.52	6	1.52	6	3.76		100
9.67	(3.09)	23,379	1.63	5(b)	1.63	5(b)	1.65	5(b)	1.65	5(b)	3.21		64

9.65	4.10	124,535	1.25	*	1.25	*	1.25	*	1.25	*	2.67	*	18
9.39	11.92	104,218	1.25		1.25		1.25		1.25		3.31		76
8.68	1.15	56,714	1.25		1.25		1.25		1.25		3.55		22
8.89	17.33	64,500	1.26	(e)	1.26	(e)	1.26	(e)	1.26	(e)	3.56		51
7.85	(15.28)	53,405	1.27	5	1.27	5	1.27	5	1.27	5	4.05		100
9.67	(2.85)	60,036	1.38	5(b)	1.38	5(b)	1.30	5(b)	1.30	5(b)	3.46		64

$10.28	3.25%	$3,299	0.39	%*	0.45	%*	0.39	%*	0.45	%*	1.31	%*	40%

10.28	3.21	171	0.54	*	0.55	*	0.54	*	0.55	*	1.48	*	40

10.28	3.15	142	0.79	*	0.80	*	0.79	*	0.80	*	1.20	*	40

10.28	3.15	372	0.79	*	0.80	*	0.79	*	0.80	*	1.26	*	40

10.28	3.01	261	1.27	*	1.30	*	1.27	*	1.30	*	0.76	*	40

Please see footnotes on page 30.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	25

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO New York Municipal Bond Fund
Institutional Class
04/01/2012 - 09/30/2012+	$11.13	$0.19	$0.22	$0.41	$(0.19)	$0.00	$(0.19)
03/31/2012	10.58	0.41	0.57	0.98	(0.43)	0.00	(0.43)
03/31/2011	10.79	0.40	(0.21)	0.19	(0.40)	0.00	(0.40)
03/31/2010	10.13	0.41	0.66	1.07	(0.41)	0.00	(0.41)
03/31/2009	10.68	0.40	(0.51)	(0.11)	(0.42)	(0.02)	(0.44)
03/31/2008	10.88	0.41	(0.19)	0.22	(0.40)	(0.02)	(0.42)
Class P
04/01/2012 - 09/30/2012+	11.13	0.19	0.21	0.40	(0.18)	0.00	(0.18)
03/31/2012	10.58	0.40	0.57	0.97	(0.42)	0.00	(0.42)
11/19/2010 - 03/31/2011	10.87	0.15	(0.30)	(0.15)	(0.14)	0.00	(0.14)
Class D
04/01/2012 - 09/30/2012+	11.13	0.18	0.21	0.39	(0.17)	0.00	(0.17)
03/31/2012	10.58	0.38	0.56	0.94	(0.39)	0.00	(0.39)
03/31/2011	10.79	0.36	(0.21)	0.15	(0.36)	0.00	(0.36)
03/31/2010	10.13	0.38	0.66	1.04	(0.38)	0.00	(0.38)
03/31/2009	10.68	0.36	(0.51)	(0.15)	(0.38)	(0.02)	(0.40)
03/31/2008	10.88	0.37	(0.18)	0.19	(0.37)	(0.02)	(0.39)
Class A
04/01/2012 - 09/30/2012+	11.13	0.18	0.21	0.39	(0.17)	0.00	(0.17)
03/31/2012	10.58	0.38	0.56	0.94	(0.39)	0.00	(0.39)
03/31/2011	10.79	0.36	(0.21)	0.15	(0.36)	0.00	(0.36)
03/31/2010	10.13	0.38	0.66	1.04	(0.38)	0.00	(0.38)
03/31/2009	10.68	0.36	(0.51)	(0.15)	(0.38)	(0.02)	(0.40)
03/31/2008	10.88	0.37	(0.18)	0.19	(0.37)	(0.02)	(0.39)
Class C
04/01/2012 - 09/30/2012+	11.13	0.13	0.22	0.35	(0.13)	0.00	(0.13)
03/31/2012	10.58	0.29	0.57	0.86	(0.31)	0.00	(0.31)
03/31/2011	10.79	0.28	(0.21)	0.07	(0.28)	0.00	(0.28)
08/31/2009 - 03/31/2010	10.59	0.16	0.21	0.37	(0.17)	0.00	(0.17)

PIMCO Short Duration Municipal Income Fund
Institutional Class
04/01/2012 - 09/30/2012+	$8.48	$0.05	$0.03	$0.08	$(0.05)	$0.00	$(0.05)
03/31/2012	8.55	0.13	(0.06)	0.07	(0.14)	0.00	(0.14)
03/31/2011	8.55	0.14	0.00	0.14	(0.14)	0.00	(0.14)
03/31/2010	8.20	0.16	0.35	0.51	(0.16)	0.00	(0.16)
03/31/2009	9.54	0.35	(1.33)	(0.98)	(0.36)	0.00	(0.36)
03/31/2008	9.95	0.38	(0.41)	(0.03)	(0.38)	0.00	(0.38)
Class P
04/01/2012 - 09/30/2012+	8.48	0.04	0.03	0.07	(0.04)	0.00	(0.04)
03/31/2012	8.55	0.12	(0.06)	0.06	(0.13)	0.00	(0.13)
03/31/2011	8.55	0.13	0.00	0.13	(0.13)	0.00	(0.13)
03/31/2010	8.20	0.15	0.35	0.50	(0.15)	0.00	(0.15)
04/30/2008 - 03/31/2009	9.64	0.30	(1.42)	(1.12)	(0.32)	0.00	(0.32)
Administrative Class
04/01/2012 - 09/30/2012+	8.48	0.04	0.03	0.07	(0.04)	0.00	(0.04)
03/31/2012	8.55	0.11	(0.07)	0.04	(0.11)	0.00	(0.11)
03/31/2011	8.55	0.12	0.00	0.12	(0.12)	0.00	(0.12)
03/31/2010	8.20	0.15	0.34	0.49	(0.14)	0.00	(0.14)
03/31/2009	9.54	0.33	(1.34)	(1.01)	(0.33)	0.00	(0.33)
03/31/2008	9.95	0.37	(0.42)	(0.05)	(0.36)	0.00	(0.36)
Class D
04/01/2012 - 09/30/2012+	8.48	0.03	0.03	0.06	(0.03)	0.00	(0.03)
03/31/2012	8.55	0.10	(0.07)	0.03	(0.10)	0.00	(0.10)
03/31/2011	8.55	0.10	0.00	0.10	(0.10)	0.00	(0.10)
03/31/2010	8.20	0.14	0.34	0.48	(0.13)	0.00	(0.13)
03/31/2009	9.54	0.31	(1.33)	(1.02)	(0.32)	0.00	(0.32)
03/31/2008	9.95	0.34	(0.41)	(0.07)	(0.34)	0.00	(0.34)

Please see footnotes on page 30.

26	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$11.35	3.68%	$82,903	0.44	5%*	0.44	5%*	0.44	5%*	0.44	5%*	3.44	%*	6%
11.13	9.38	79,191	0.44	5	0.44	5	0.44	5	0.44	5	3.78		26
10.58	1.72	84,926	0.44	5	0.44	5	0.44	5	0.44	5	3.65		25
10.79	10.75	95,753	0.44	5	0.44	5	0.44	5	0.44	5	3.88		29
10.13	(1.10)	78,007	0.44	5	0.44	5	0.44	5	0.44	5	3.89		121
10.68	2.10	34,736	0.44	5	0.44	5	0.44	5	0.44	5	3.77		44

11.35	3.63	3,190	0.54	5*	0.54	5*	0.54	5*	0.54	5*	3.34	*	6
11.13	9.27	2,508	0.54	5	0.54	5	0.54	5	0.54	5	3.67		26
10.58	(1.35)	2,049	0.54	5*	0.54	5*	0.54	5*	0.54	5*	3.86	*	25

11.35	3.51	22,433	0.77	5*	0.77	5*	0.77	5*	0.77	5*	3.11	*	6
11.13	9.02	22,181	0.77	5	0.77	5	0.77	5	0.77	5	3.45		26
10.58	1.39	24,239	0.77	5	0.77	5	0.77	5	0.77	5	3.32		25
10.79	10.38	28,404	0.77	5	0.77	5	0.77	5	0.77	5	3.55		29
10.13	(1.42)	23,562	0.77	5	0.77	5	0.77	5	0.77	5	3.50		121
10.68	1.74	15,386	0.79	5(b)	0.79	5(b)	0.79	5(b)	0.79	5(b)	3.41		44

11.35	3.51	55,820	0.77	5*	0.77	5*	0.77	5*	0.77	5*	3.11	*	6
11.13	9.02	51,788	0.77	5	0.77	5	0.77	5	0.77	5	3.44		26
10.58	1.39	37,823	0.77	5	0.77	5	0.77	5	0.77	5	3.32		25
10.79	10.38	43,833	0.77	5	0.77	5	0.77	5	0.77	5	3.54		29
10.13	(1.42)	28,996	0.77	5	0.77	5	0.77	5	0.77	5	3.49		121
10.68	1.74	23,010	0.79	5(b)	0.79	5(b)	0.79	5(b)	0.79	5(b)	3.40		44

11.35	3.13	9,223	1.52	5*	1.52	5*	1.52	5*	1.52	5*	2.36	*	6
11.13	8.20	7,737	1.52	5	1.52	5	1.52	5	1.52	5	2.65		26
10.58	0.62	3,068	1.52	5	1.52	5	1.52	5	1.52	5	2.57		25
10.79	3.48	977	1.52	5*	1.52	5	1.52	5*	1.52	5*	2.56	*	29

$8.51	0.92%	$191,379	0.33	%*	0.33	%*	0.33	%*	0.33	%*	1.11	%*	22%
8.48	0.77	180,819	0.33		0.33		0.33		0.33		1.54		29
8.55	1.60	165,264	0.33		0.33		0.33		0.33		1.63		56
8.55	6.29	112,045	0.34	(c)	0.34	(c)	0.34	(c)	0.34	(c)	1.90		73
8.20	(10.56)	57,918	0.35		0.35		0.35		0.35		3.86		155
9.54	(0.35)	90,525	0.35		0.35		0.35		0.35		3.86		35

8.51	0.87	16,031	0.43	*	0.43	*	0.43	*	0.43	*	1.02	*	22
8.48	0.67	12,610	0.43		0.43		0.43		0.43		1.43		29
8.55	1.50	11,648	0.43		0.43		0.43		0.43		1.55		56
8.55	6.19	6,713	0.44	(c)	0.44	(c)	0.44	(c)	0.44	(c)	1.78		73
8.20	(11.85)	9	0.45	*	0.45	*	0.45	*	0.45	*	3.67	*	155

8.51	0.85	1	0.58	*	0.58	*	0.58	*	0.58	*	0.89	*	22
8.48	0.52	3,762	0.58		0.58		0.58		0.58		1.31		29
8.55	1.35	3,704	0.58		0.58		0.58		0.58		1.37		56
8.55	6.02	4,167	0.59	(c)	0.59	(c)	0.59	(c)	0.59	(c)	1.75		73
8.20	(10.78)	5,947	0.60		0.60		0.60		0.60		3.61		155
9.54	(0.57)	7,991	0.60		0.60		0.60		0.60		3.88		35

8.51	0.72	4,222	0.73	*	0.73	*	0.73	*	0.73	*	0.71	*	22
8.48	0.37	4,038	0.73		0.73		0.73		0.73		1.18		29
8.55	1.20	7,242	0.73		0.73		0.73		0.73		1.22		56
8.55	5.86	10,265	0.74	(c)	0.74	(c)	0.74	(c)	0.74	(c)	1.70		73
8.20	(10.92)	23,026	0.75		0.75		0.75		0.75		3.40		155
9.54	(0.77)	28,867	0.77	(b)	0.77	(b)	0.77	(b)	0.77	(b)	3.42		35

Please see footnotes on page 30.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	27

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO Short Duration Municipal Income Fund (Cont.)
Class A
04/01/2012 - 09/30/2012+	$8.48	$0.03	$0.03	$0.06	$(0.03)	$0.00	$(0.03)
03/31/2012	8.55	0.10	(0.07)	0.03	(0.10)	0.00	(0.10)
03/31/2011	8.55	0.10	0.00	0.10	(0.10)	0.00	(0.10)
03/31/2010	8.20	0.13	0.35	0.48	(0.13)	0.00	(0.13)
03/31/2009	9.54	0.31	(1.33)	(1.02)	(0.32)	0.00	(0.32)
03/31/2008	9.95	0.34	(0.41)	(0.07)	(0.34)	0.00	(0.34)
Class C
04/01/2012 - 09/30/2012+	8.48	0.02	0.03	0.05	(0.02)	0.00	(0.02)
03/31/2012	8.55	0.07	(0.06)	0.01	(0.08)	0.00	(0.08)
03/31/2011	8.55	0.08	0.00	0.08	(0.08)	0.00	(0.08)
03/31/2010	8.20	0.11	0.34	0.45	(0.10)	0.00	(0.10)
03/31/2009	9.54	0.27	(1.32)	(1.05)	(0.29)	0.00	(0.29)
03/31/2008	9.95	0.31	(0.41)	(0.10)	(0.31)	0.00	(0.31)

PIMCO Tax Managed Real Return Fund
Institutional Class
04/01/2012 - 09/30/2012+	$10.90	$0.08	$0.15	$0.23	$(0.09)	$0.00	$(0.09)
03/31/2012	10.38	0.19	0.53	0.72	(0.19)	(0.01)	(0.20)
03/31/2011	10.21	0.19	0.22	0.41	(0.19)	(0.05)	(0.24)
10/30/2009 - 03/31/2010	10.00	0.07	0.20	0.27	(0.06)	0.00	(0.06)
Class P
04/01/2012 - 09/30/2012+	10.90	0.08	0.14	0.22	(0.08)	0.00	(0.08)
03/31/2012	10.38	0.18	0.53	0.71	(0.18)	(0.01)	(0.19)
03/31/2011	10.21	0.21	0.19	0.40	(0.18)	(0.05)	(0.23)
10/30/2009 - 03/31/2010	10.00	0.06	0.21	0.27	(0.06)	0.00	(0.06)
Class D
04/01/2012 - 09/30/2012+	10.90	0.06	0.14	0.20	(0.06)	0.00	(0.06)
03/31/2012	10.38	0.15	0.53	0.68	(0.15)	(0.01)	(0.16)
03/31/2011	10.21	0.15	0.22	0.37	(0.15)	(0.05)	(0.20)
10/30/2009 - 03/31/2010	10.00	0.05	0.21	0.26	(0.05)	0.00	(0.05)
Class A
04/01/2012 - 09/30/2012+	10.90	0.06	0.14	0.20	(0.06)	0.00	(0.06)
03/31/2012	10.38	0.14	0.54	0.68	(0.15)	(0.01)	(0.16)
03/31/2011	10.21	0.16	0.21	0.37	(0.15)	(0.05)	(0.20)
10/30/2009 - 03/31/2010	10.00	0.05	0.21	0.26	(0.05)	0.00	(0.05)
Class C
04/01/2012 - 09/30/2012+	10.90	0.04	0.14	0.18	(0.04)	0.00	(0.04)
03/31/2012	10.38	0.09	0.54	0.63	(0.10)	(0.01)	(0.11)
03/31/2011	10.21	0.10	0.22	0.32	(0.10)	(0.05)	(0.15)
10/30/2009 - 03/31/2010	10.00	0.03	0.21	0.24	(0.03)	0.00	(0.03)

PIMCO Unconstrained Tax Managed Bond Fund
Institutional Class
04/01/2012 - 09/30/2012+	$10.39	$0.17	$0.29	$0.46	$(0.08)	$0.00	$(0.08)
03/31/2012	10.47	0.30	(0.21)	0.09	(0.17)	0.00	(0.17)
03/31/2011	10.41	0.19	0.03	0.22	(0.15)	(0.01)	(0.16)
03/31/2010	9.77	0.22	0.71	0.93	(0.25)	(0.04)	(0.29)
01/30/2009 - 03/31/2009	10.00	0.03	(0.23)	(0.20)	(0.03)	0.00	(0.03)
Class P
04/01/2012 - 09/30/2012+	10.39	0.17	0.28	0.45	(0.07)	0.00	(0.07)
03/31/2012	10.47	0.29	(0.21)	0.08	(0.16)	0.00	(0.16)
03/31/2011	10.41	0.18	0.03	0.21	(0.14)	(0.01)	(0.15)
09/10/2009 - 03/31/2010	10.32	0.10	0.15	0.25	(0.12)	(0.04)	(0.16)
Class D
04/01/2012 - 09/30/2012+	10.39	0.15	0.29	0.44	(0.06)	0.00	(0.06)
03/31/2012	10.47	0.26	(0.21)	0.05	(0.13)	0.00	(0.13)
03/31/2011	10.41	0.15	0.03	0.18	(0.11)	(0.01)	(0.12)
03/31/2010	9.77	0.19	0.70	0.89	(0.21)	(0.04)	(0.25)
01/30/2009 - 03/31/2009	10.00	0.02	(0.23)	(0.21)	(0.02)	0.00	(0.02)

Please see footnotes on page 30.

28	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$8.51	0.72%	$169,539	0.73	%*	0.73	%*	0.73	%*	0.73	%*	0.71	%*	22%
8.48	0.37	152,343	0.73		0.73		0.73		0.73		1.14		29
8.55	1.20	123,696	0.73		0.73		0.73		0.73		1.22		56
8.55	5.86	190,080	0.74	(c)	0.74	(c)	0.74	(c)	0.74	(c)	1.50		73
8.20	(10.92)	88,621	0.75		0.75		0.75		0.75		3.40		155
9.54	(0.77)	62,549	0.78	(b)	0.78	(b)	0.78	(b)	0.78	(b)	3.43		35

8.51	0.57	17,633	1.03	*	1.03	*	1.03	*	1.03	*	0.42	*	22
8.48	0.07	18,859	1.03		1.03		1.03		1.03		0.86		29
8.55	0.90	22,373	1.03		1.03		1.03		1.03		0.93		56
8.55	5.55	24,771	1.04	(c)	1.04	(c)	1.04	(c)	1.04	(c)	1.27		73
8.20	(11.18)	18,915	1.05		1.05		1.05		1.05		3.07		155
9.54	(1.07)	19,764	1.08	(b)	1.08	(b)	1.08	(b)	1.08	(b)	3.13		35

$11.04	2.08%	$43,835	0.45	%*	0.45	%*	0.45	%*	0.45	%*	1.55	%*	22%
10.90	6.97	58,373	0.45		0.45		0.45		0.45		1.78		70
10.38	4.01	33,670	0.45		0.45		0.45		0.45		1.89		350
10.21	2.74	11,405	0.45	*	1.68	*	0.45	*	1.68	*	1.56	*	447

11.04	2.03	2,248	0.55	*	0.55	*	0.55	*	0.55	*	1.46	*	22
10.90	6.87	1,702	0.55		0.55		0.55		0.55		1.67		70
10.38	3.91	298	0.55		0.55		0.55		0.55		2.05		350
10.21	2.70	10	0.55	*	1.35	*	0.55	*	1.35	*	1.43	*	447

11.04	1.87	4,156	0.85	*	0.85	*	0.85	*	0.85	*	1.16	*	22
10.90	6.55	3,926	0.85		0.85		0.85		0.85		1.38		70
10.38	3.60	2,463	0.85		0.85		0.85		0.85		1.47		350
10.21	2.57	1,199	0.85	*	2.64	*	0.85	*	2.64	*	1.13	*	447

11.04	1.87	11,359	0.85	*	0.85	*	0.85	*	0.85	*	1.16	*	22
10.90	6.54	10,727	0.85		0.85		0.85		0.85		1.33		70
10.38	3.59	2,451	0.85		0.85		0.85		0.85		1.53		350
10.21	2.57	333	0.85	*	3.06	*	0.85	*	3.06	*	1.13	*	447

11.04	1.62	3,535	1.35	*	1.35	*	1.35	*	1.35	*	0.67	*	22
10.90	6.01	2,993	1.35		1.35		1.35		1.35		0.86		70
10.38	3.08	605	1.35		1.35		1.35		1.35		0.94		350
10.21	2.36	259	1.35	*	2.59	*	1.35	*	2.59	*	0.63	*	447

$10.77	4.44%	$147,987	0.72	%*	0.72	%*	0.70	%*	0.70	%*	3.25	%*	39%
10.39	0.90	126,997	0.70		0.70		0.70		0.70		2.90		249
10.47	2.08	135,096	0.78		0.78		0.70		0.70		1.82		401
10.41	9.63	80,104	0.70		0.73		0.70		0.73		2.18		318
9.77	(2.02)	5,773	0.70	*	4.12	*	0.70	*	4.12	*	1.78	*	0

10.77	4.38	48,234	0.82	*	0.82	*	0.80	*	0.80	*	3.15	*	39
10.39	0.79	35,337	0.80		0.80		0.80		0.80		2.77		249
10.47	1.98	45,713	0.88		0.88		0.80		0.80		1.76		401
10.41	2.52	9,341	0.80	*	0.80	*	0.80	*	0.80	*	1.78	*	318

10.77	4.23	18,662	1.12	*	1.12	*	1.10	*	1.10	*	2.85	*	39
10.39	0.49	18,176	1.10		1.10		1.10		1.10		2.52		249
10.47	1.67	17,166	1.18		1.18		1.10		1.10		1.44		401
10.41	9.20	11,201	1.10		1.15		1.10		1.15		1.82		318
9.77	(2.08)	441	1.10	*	8.35	*	1.10	*	8.35	*	1.10	*	0

Please see footnotes on page 30.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	29

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO Unconstrained Tax Managed Bond Fund (Cont.)
Class A
04/01/2012 - 09/30/2012+	$10.39	$0.15	$0.29	$0.44	$(0.06)	$0.00	$(0.06)
03/31/2012	10.47	0.26	(0.21)	0.05	(0.13)	0.00	(0.13)
03/31/2011	10.41	0.15	0.03	0.18	(0.11)	(0.01)	(0.12)
03/31/2010	9.77	0.18	0.71	0.89	(0.21)	(0.04)	(0.25)
01/30/2009 - 03/31/2009	10.00	0.02	(0.23)	(0.21)	(0.02)	0.00	(0.02)
Class C
04/01/2012 - 09/30/2012+	10.39	0.12	0.28	0.40	(0.02)	0.00	(0.02)
03/31/2012	10.47	0.18	(0.20)	(0.02)	(0.06)	0.00	(0.06)
03/31/2011	10.41	0.07	0.03	0.10	(0.03)	(0.01)	(0.04)
03/31/2010	9.77	0.09	0.72	0.81	(0.13)	(0.04)	(0.17)
01/30/2009 - 03/31/2009	10.00	0.01	(0.23)	(0.22)	(0.01)	0.00	(0.01)

+	Unaudited
*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude the PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2007, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.30%.
(c)	Effective October 1, 2009, the Fund’s advisory fee was decreased by 0.02% to an annual rate of 0.18%.
(d)	Effective October 1, 2007, the Class’s supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.30%.
(e)	Effective October 1, 2009, the Fund’s advisory fee was decreased by 0.025% to an annual rate of 0.20%.

30	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$10.77	4.23%	$51,679	1.12	%*	1.12	%*	1.10	%*	1.10	%*	2.85	%*	39%
10.39	0.49	60,905	1.10		1.10		1.10		1.10		2.48		249
10.47	1.67	84,494	1.18		1.18		1.10		1.10		1.45		401
10.41	9.19	27,531	1.10		1.13		1.10		1.13		1.72		318
9.77	(2.08)	1,384	1.10	*	9.29	*	1.10	*	9.29	*	1.11	*	0

10.77	3.89	17,523	1.78	*	1.87	*	1.76	*	1.85	*	2.20	*	39
10.39	(0.22)	19,416	1.81		1.85		1.81		1.85		1.77		249
10.47	0.91	26,906	1.93		1.93		1.85		1.85		0.70		401
10.41	8.35	9,809	1.85		1.87		1.85		1.87		0.89		318
9.77	(2.18)	174	1.85	*	9.16	*	1.85	*	9.16	*	0.49	*	0

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	31

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund

Assets:
Investments, at value	$137,431	$4,816	$224,344
Repurchase agreements, at value	7,265	0	37,290
Cash	0	1,638	0
Deposits with counterparty	958	0	0
Foreign currency, at value	0	0	0
Receivable for investments sold	0	0	0
Receivable for Fund shares sold	43	7	2,958
Interest and dividends receivable	1,658	42	2,416
Variation margin receivable on financial derivative instruments	35	0	0
OTC swap premiums paid	142	0	0
Unrealized appreciation on foreign currency contracts	0	0	0
Unrealized appreciation on OTC swap agreements	0	0	0
Other assets	1	0	0
	147,533	6,503	267,008

Liabilities:
Payable for reverse repurchase agreements	$0	$0	$0
Payable for investments purchased	1,829	1,736	3,603
Payable for sale-buyback financing transactions	0	0	0
Payable for short sales	0	0	0
Deposits from counterparty	0	0	0
Payable for Fund shares redeemed	1,170	1	1,282
Dividends payable	27	0	27
Written options outstanding	0	0	0
Accrued investment advisory fees	24	1	35
Accrued supervisory and administrative fees	29	1	50
Accrued distribution fees	8	0	1
Accrued servicing fees	14	0	31
Variation margin payable on financial derivative instruments	0	0	0
Reimbursement to PIMCO	0	0	0
OTC swap premiums received	0	0	0
Unrealized depreciation on foreign currency contracts	0	0	0
Unrealized depreciation on OTC swap agreements	41	0	0
	3,142	1,739	5,029

Net Assets	$144,391	$4,764	$261,979

Net Assets Consist of:
Paid in capital	$149,639	$4,682	$263,743
Undistributed net investment income	400	0	47
Accumulated undistributed net realized gain (loss)	(14,431)	(3)	(4,138)
Net unrealized appreciation	8,783	85	2,327
	$144,391	$4,764	$261,979

Cost of Investments	$128,022	$4,731	$222,017
Cost of Repurchase Agreements	$7,265	$0	$37,290
Cost of Foreign Currency Held	$0	$0	$0
Proceeds Received on Short Sales	$0	$0	$0
Premiums Received on Written Options	$0	$0	$0

32	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

PIMCO High Yield Municipal Bond Fund	PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund	PIMCO Tax Managed Real Return Fund	PIMCO Unconstrained Tax Managed Bond Fund

$425,421	$593,083	$4,165	$162,175	$381,195	$63,854	$296,913
25,529	31,076	0	8,162	22,092	539	11,394
1	0	161	0	0	0	378
2,941	4,324	0	1,345	0	0	4,576
0	0	0	0	0	0	625
794	0	0	0	0	1,054	749
1,585	2,427	0	170	981	19	381
6,482	7,674	37	1,871	3,395	589	2,889
115	170	0	51	0	0	200
394	590	0	185	0	403	2,540
0	0	0	0	0	0	472
0	0	0	0	0	202	3,676
0	0	0	0	0	0	5
463,262	639,344	4,363	173,959	407,663	66,660	324,798

$0	$0	$0	$0	$0	$0	$2,926
3,127	4,122	116	0	7,693	0	1,427
0	0	0	0	0	0	21,841
0	0	0	0	0	0	715
0	650	0	0	0	695	6,995
958	819	0	240	995	137	1,076
241	205	0	14	12	1	19
0	0	0	0	0	0	2,144
102	93	1	28	53	13	80
98	136	1	33	66	12	73
43	50	0	9	5	2	8
48	75	0	12	34	3	13
0	0	0	0	0	0	141
0	0	0	0	0	2	0
0	0	0	0	0	167	990
0	0	0	0	0	0	827
865	450	0	54	0	495	1,438
5,482	6,600	118	390	8,858	1,527	40,713

$457,780	$632,744	$4,245	$173,569	$398,805	$65,133	$284,085

$477,527	$672,838	$4,147	$164,372	$453,874	$61,514	$275,224
399	1,937	1	86	309	0	3,038
(38,044)	(79,348)	14	(6,851)	(58,469)	603	(10,158)
17,898	37,317	83	15,962	3,091	3,016	15,981
$457,780	$632,744	$4,245	$173,569	$398,805	$65,133	$284,085

$404,877	$552,677	$4,082	$145,373	$378,105	$60,546	$272,034
$25,529	$31,076	$0	$8,162	$22,092	$539	$11,394
$0	$0	$0	$0	$0	$0	$625
$0	$0	$0	$0	$0	$0	$700
$0	$0	$0	$0	$0	$0	$1,236

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	33

Statements of Assets and Liabilities (Cont.)

	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund

Net Assets:
Institutional Class	$50,224	$3,418	$63,470
Class P	11,607	10	26,471
Administrative Class	NA	NA	NA
Class D	4,843	145	5,160
Class A	64,827	1,130	163,692
Class B	NA	NA	NA
Class C	12,890	61	3,186

Shares Issued and Outstanding:
Institutional Class	5,097	333	6,346
Class P	1,178	1	2,647
Administrative Class	NA	NA	NA
Class D	492	14	516
Class A	6,579	110	16,366
Class B	NA	NA	NA
Class C	1,308	6	318

Net Asset Value and Redemption Price* Per Share Outstanding
Institutional Class	$9.85	$10.25	$10.00
Class P	9.85	10.25	10.00
Administrative Class	NA	NA	NA
Class D	9.85	10.25	10.00
Class A	9.85	10.25	10.00
Class B	NA	NA	NA
Class C	9.85	10.25	10.00

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

34	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

PIMCO High Yield Municipal Bond Fund	PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund	PIMCO Tax Managed Real Return Fund	PIMCO Unconstrained Tax Managed Bond Fund

$118,886	$121,896	$3,299	$82,903	$191,379	$43,835	$147,987
33,259	78,169	171	3,190	16,031	2,248	48,234
NA	579	NA	NA	1	NA	NA
36,296	19,958	142	22,433	4,222	4,156	18,662
202,191	286,497	372	55,820	169,539	11,359	51,679
NA	1,110	NA	NA	NA	NA	NA
67,148	124,535	261	9,223	17,633	3,535	17,523

13,625	12,633	321	7,304	22,491	3,969	13,734
3,812	8,101	17	281	1,884	204	4,477
NA	60	NA	NA	0	NA	NA
4,160	2,068	14	1,976	496	376	1,732
23,172	29,692	36	4,918	19,924	1,028	4,796
NA	115	NA	NA	NA	NA	NA
7,696	12,907	25	813	2,072	320	1,626

$8.73	$9.65	$10.28	$11.35	$8.51	$11.04	$10.77
8.73	9.65	10.28	11.35	8.51	11.04	10.77
NA	9.65	NA	NA	8.51	NA	NA
8.73	9.65	10.28	11.35	8.51	11.04	10.77
8.73	9.65	10.28	11.35	8.51	11.04	10.77
NA	9.65	NA	NA	NA	NA	NA
8.73	9.65	10.28	11.35	8.51	11.04	10.77

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	35

Statements of Operations

Six Months Ended September 30, 2012 (Unaudited)
(Amounts in thousands)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund (1)	PIMCO California Short Duration Municipal Income Fund

Investment Income:
Interest	$2,294	$29	$2,017
Total Income	2,294	29	2,017

Expenses:
Investment advisory fees	154	2	232
Supervisory and administrative fees	188	3	331
Distribution and/or servicing fees - Administrative Class	0	0	0
Distribution and/or servicing fees - Class D	6	0	7
Distribution fees - Class B	0	0	0
Distribution fees - Class C	45	0	5
Servicing fees - Class A	81	0	196
Servicing fees - Class B	0	0	0
Servicing fees - Class C	15	0	4
Interest expense	0	0	0
Miscellaneous expense	0	0	0
Total Expenses	489	5	775
Waiver by PIMCO	0	0	0
Net Expenses	489	5	775

Net Investment Income	1,805	24	1,242

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	31	(3)	(57)
Net realized gain (loss) on futures contracts	(316)	0	(64)
Net realized gain on written options	0	0	0
Net realized gain (loss) on swaps	(31)	0	0
Net realized gain on foreign currency transactions	0	0	0
Net change in unrealized appreciation (depreciation) on investments	3,393	85	(427)
Net change in unrealized appreciation (depreciation) on futures contracts	(27)	0	57
Net change in unrealized (depreciation) on written options	0	0	0
Net change in unrealized (depreciation) on swaps	(566)	0	0
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0
Net Gain (Loss)	2,484	82	(491)

Net Increase in Net Assets Resulting from Operations	$4,289	$106	$751

(1)	Period from May 31, 2012 to September 30, 2012.

36	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

PIMCO High Yield Municipal Bond Fund	PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund (1)	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund	PIMCO Tax Managed Real Return Fund	PIMCO Unconstrained Tax Managed Bond Fund

$10,316	$11,579	$23	$3,240	$2,783	$786	$5,224
10,316	11,579	23	3,240	2,783	786	5,224

611	588	3	187	346	98	524
588	857	3	217	429	93	480
0	1	0	0	4	0	0
41	24	1	28	6	5	23
0	5	0	0	0	0	0
226	284	0	31	27	8	70
214	336	0	66	194	14	65
0	1	0	0	0	0	0
76	142	0	10	23	4	23
0	0	0	0	0	0	24
0	0	0	0	0	2	0
1,756	2,238	7	539	1,029	224	1,209
(55)	0	(1)	0	0	0	(9)
1,701	2,238	6	539	1,029	224	1,200

8,615	9,341	17	2,701	1,754	562	4,024

1,956	3,284	14	199	(88)	444	1,395
(2,191)	(3,300)	0	(1,109)	(86)	0	2,101
0	0	0	0	0	0	392
(46)	(110)	0	(40)	0	44	959
0	0	0	0	0	0	662
17,619	18,323	83	4,760	1,549	1,002	10,887
18	41	0	23	76	0	761
0	0	0	0	0	0	(666)
(1,803)	(2,495)	0	(708)	0	(544)	(8,574)
0	0	0	0	0	0	(606)
15,553	15,743	97	3,125	1,451	946	7,311

$24,168	$25,084	$114	$5,826	$3,205	$1,508	$11,335

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	37

Statements of Changes in Net Assets

	PIMCO California Intermediate Municipal Bond Fund		PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund		PIMCO High Yield Municipal Bond Fund

(Amounts in thousands)	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Period from May 31, 2012 to September 30, 2012 (Unaudited)	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$1,805	$3,334	$24	$1,242	$3,166	$8,615	$13,681
Net realized gain (loss)	(316)	(1,626)	(3)	(121)	(3,138)	(281)	(7,540)
Net change in unrealized appreciation (depreciation)	2,800	6,009	85	(370)	1,081	15,834	30,790
Net increase resulting from operations	4,289	7,717	106	751	1,109	24,168	36,931

Distributions to Shareholders:
From net investment income
Institutional Class	(655)	(1,505)	(23)	(405)	(1,136)	(2,571)	(4,876)
Class P	(118)	(155)	(0)^	(147)	(394)	(577)	(508)
Administrative Class	0	0	0	0	0	0	0
Class D	(61)	(175)	(0)^	(23)	(69)	(686)	(1,271)
Class A	(789)	(1,514)	(1)	(651)	(1,787)	(3,553)	(5,372)
Class B	0	0	0	0	0	0	0
Class C	(101)	(184)	(0)^	(9)	(22)	(1,029)	(1,923)
From net realized capital gains
Institutional Class	0	0	0	0	0	0	0
Class P	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0
Class D	0	0	0	0	0	0	0
Class A	0	0	0	0	0	0	0
Class B	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0

Total Distributions	(1,724)	(3,533)	(24)	(1,235)	(3,408)	(8,416)	(13,950)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	13,224	25,741	4,682	(1,426)	(18,847)	86,437	120,999

Total Increase (Decrease) in Net Assets	15,789	29,925	4,764	(1,910)	(21,146)	102,189	143,980

Net Assets:
Beginning of period	128,602	98,677	0	263,889	285,035	355,591	211,611
End of period*	$144,391	$128,602	$4,764	$261,979	$263,889	$457,780	$355,591

*Including undistributed (overdistributed) net investment income of:	$400	$319	$0	$47	$40	$399	$200

**	See note 14 in the Notes to Financial Statements.
^	Amount is less than $500.

38	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

PIMCO Municipal Bond Fund		PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund		PIMCO Short Duration Municipal Income Fund		PIMCO Tax Managed Real Return Fund		PIMCO Unconstrained Tax Managed Bond Fund

Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Period from May 31, 2012 to September 30, 2012 (Unaudited)	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012

$9,341	$14,148	$17	$2,701	$5,601	$1,754	$4,632	$562	$1,147	$4,024	$8,009
(126)	1,193	14	(950)	(1,334)	(174)	(5,701)	488	173	5,509	(18,011)
15,869	29,690	83	4,075	9,609	1,625	3,043	458	2,062	1,802	10,779
25,084	45,031	114	5,826	13,876	3,205	1,974	1,508	3,382	11,335	777

(2,084)	(4,446)	(14)	(1,336)	(3,266)	(1,060)	(2,832)	(445)	(998)	(979)	(2,215)
(1,021)	(618)	(0)^	(45)	(83)	(77)	(177)	(16)	(19)	(287)	(620)
(7)	(21)	0	0	0	(13)	(49)	0	0	0	0
(295)	(537)	(1)	(333)	(830)	(16)	(57)	(25)	(42)	(99)	(254)
(4,140)	(6,064)	(1)	(792)	(1,484)	(565)	(1,468)	(65)	(71)	(291)	(1,011)
(15)	(72)	0	0	0	0	0	0	0	0	0
(1,464)	(2,496)	(0)^	(93)	(141)	(39)	(184)	(11)	(17)	(43)	(124)

0	0	0	0	0	0	0	0	(25)	0	0
0	0	0	0	0	0	0	0	(1)	0	0
0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	(2)	0	0
0	0	0	0	0	0	0	0	(2)	0	0
0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	(1)	0	0

(9,026)	(14,254)	(16)	(2,599)	(5,804)	(1,770)	(4,767)	(562)	(1,178)	(1,699)	(4,224)

84,345	234,717	4,147	6,937	3,228	24,939	41,297	(13,534)	36,030	13,618	(45,097)

100,403	265,494	4,245	10,164	11,300	26,374	38,504	(12,588)	38,234	23,254	(48,544)

532,341	266,847	0	163,405	152,105	372,431	333,927	77,721	39,487	260,831	309,375
$632,744	$532,341	$4,245	$173,569	$163,405	$398,805	$372,431	$65,133	$77,721	$284,085	$260,831

$1,937	$1,622	$1	$86	$(16)	$309	$325	$0	$0	$3,038	$713

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	39

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 95.2%

CALIFORNIA 95.1%
Alum Rock Union Elementary School District, California General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	$265	$314
Bay Area Toll Authority, California Revenue Bonds, Series 2006
1.450% due 04/01/2045	2,000	2,034
Bay Area Toll Authority, California Revenue Bonds, Series 2009
5.000% due 04/01/2020	500	609
Bay Area Toll Authority, California Revenue Bonds, Series 2012
5.000% due 04/01/2027 (a)	825	1,001
Burlingame Financing Authority, California Revenue Notes, Series 2010
5.000% due 07/01/2018	250	293
Cajon Valley Union School District, California General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,564
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	1,000
California Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2013	570	595
California Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	813
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	500	614
California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	2,000	2,245
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 11/15/2029	3,000	3,255
California Health Facilities Financing Authority Revenue Notes, Series 2008
6.000% due 10/01/2018	250	316
California Municipal Finance Authority Revenue Bonds, Series 2011
6.000% due 11/01/2026	400	467
California Municipal Finance Authority Revenue Notes, Series 2007
5.000% due 04/01/2016	435	483
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2001
5.250% due 04/01/2026	955	964
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	3,000	3,005
California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2020	1,000	1,254
California State Department of Water Resources Revenue Notes, Series 2011
5.000% due 05/01/2015	2,000	2,235
5.000% due 05/01/2020	4,000	5,016
California State General Obligation Notes, Series 2008
5.000% due 04/01/2016	1,300	1,488
California State General Obligation Notes, Series 2010
5.000% due 11/01/2018	1,750	2,124
5.000% due 11/01/2019	500	611

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	$1,000	$1,149
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 10/01/2031	1,200	1,345
5.125% due 10/01/2031	3,000	3,361
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2001
5.000% due 10/01/2018	1,340	1,342
California Statewide Communities Development Authority Revenue Bonds, (SGI Insured), Series 2006
4.100% due 04/01/2028	1,000	1,018
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2020	555	642
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.125% due 05/15/2031	4,000	4,362
California Statewide Communities Development Authority Revenue Notes, Series 2011
4.000% due 08/15/2017	1,000	1,138
Campbell Union High School District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2029	270	323
Capistrano Unified School District, California Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	715
5.375% due 09/01/2017	800	816
Contra Costa Water District, California Revenue Notes, Series 2010
4.000% due 10/01/2015	250	275
El Camino Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	1,000	1,254
Encinitas Public Financing Authority, California Revenue Notes, Series 2010
5.000% due 04/01/2015	140	154
5.000% due 04/01/2016	150	170
Encinitas Union School District, California General Obligation Bonds, (NPFGC Insured), Series 1996
0.000% due 08/01/2018	1,500	1,290
Fresno, California Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	848
Irvine, California Special Assessment Notes, Series 2012
4.000% due 09/02/2021	1,550	1,688
Lafayette Elementary School District, California General Obligation Notes, Series 2010
5.000% due 08/01/2016	155	180
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.250% due 11/15/2018	1,000	1,136
5.250% due 11/15/2019	500	573
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2012
5.000% due 11/01/2026	1,680	1,955
Long Beach Unified School District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	200	240
Long Beach, California Special Tax Bonds, Series 2008
5.375% due 10/01/2022	250	259
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2010
4.000% due 07/01/2015	200	217
5.000% due 06/01/2018	1,415	1,728

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles County, California Schools Regionalized Business Services Corp. Certificates of Participation Notes, (AGM Insured), Series 2010
5.000% due 06/01/2018	$640	$757
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
4.500% due 05/15/2022	250	297
Los Angeles Department of Airports, California Revenue Notes, Series 2010
5.000% due 05/15/2019	650	798
Los Angeles Department of Water & Power, California Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 07/01/2016	1,000	1,034
Los Angeles Municipal Improvement Corp., California Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	289
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	2,500	3,034
M-S-R Public Power Agency, California Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2019	1,000	1,178
Metropolitan Water District of Southern California Revenue Bonds, Series 2012
5.000% due 10/01/2026	3,435	4,322
Modesto Irrigation District, California Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	1,545	1,702
Morgan Hill Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	468
Mount San Antonio Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2016	1,000	956
Mount San Antonio Community College District, California General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,000	979
Mountain House Public Financing Authority, California Revenue Notes, Series 2007
5.000% due 12/01/2015	640	670
Newport Beach, California Revenue Notes, Series 2011
5.000% due 12/01/2017	240	286
Northern California Power Agency Revenue Bonds, Series 2012
5.000% due 07/01/2026	1,000	1,199
Ohlone Community College District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2031	3,000	3,485
Palomar Pomerado Health, California Certificates of Participation Bonds, Series 2010
5.250% due 11/01/2021	1,000	1,104
Pasadena Area Community College District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	250	296
Rancho Santiago Community College District, California General Obligation Bonds, Series 2012
5.000% due 09/01/2023	1,800	2,252
Riverbank Redevelopment Agency, California Tax Allocation Notes, Series 2007
4.100% due 08/01/2013	255	127
Ross Valley School District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2024	180	222
5.000% due 08/01/2037	700	813
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,159

40	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sacramento County, California Sanitation Districts Financing Authority Revenue Notes, Series 2010
4.000% due 08/01/2016	$230	$258
Sacramento Municipal Utility District, California Revenue Bonds, Series 1983
9.000% due 04/01/2013	130	136
Sacramento Municipal Utility District, California Revenue Bonds, Series 2011
5.000% due 08/15/2025	5,000	6,028
San Buenaventura Public Facilities Financing Authority, California Revenue Bonds, Series 2012
5.000% due 02/01/2025	1,515	1,775
5.000% due 02/01/2026	1,535	1,789
San Diego Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	2,000	2,539
San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,393
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
5.000% due 07/01/2017	815	953
San Diego County, California Water Authority Revenue Bonds, Series 2011
5.000% due 05/01/2028	2,000	2,374
San Diego Public Facilities Financing Authority Sewer, California Revenue Notes, Series 2009
5.000% due 05/15/2017	500	596
San Diego Redevelopment Agency, California Tax Allocation Bonds, (SGI Insured), Series 2004
5.250% due 09/01/2016	1,000	1,052
San Fernando Redevelopment Agency, California Tax Allocation Bonds, Series 2006
4.500% due 09/15/2017	1,425	1,465
San Francisco, California City & County Airports Commission, San Francisco International Airport Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
5.250% due 05/01/2019	2,960	3,609
San Francisco, California City & County Airports Commission, San Francisco International Airport Revenue Bonds, Series 2011
5.000% due 05/01/2027	50	59
San Francisco, California City & County Public Utilities Commission Water Revenue Bonds, Series 2010
5.000% due 11/01/2022	1,000	1,238

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Francisco, California City & County Public Utilities Commission Water Revenue Notes, Series 2009
4.000% due 11/01/2018	$1,000	$1,161
San Jose Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2017	1,000	1,022
San Jose Redevelopment Agency, California Tax Allocation Bonds, Series 2008
6.500% due 08/01/2019	1,000	1,100
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	750	869
San Mateo Union High School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 09/01/2020	2,300	1,822
San Ramon Valley Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 07/01/2018	2,000	1,722
Santa Clara Unified School District, California General Obligation Bonds, Series 2010
5.000% due 07/01/2027	325	379
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,184
Santaluz Community Facilities District No. 2, California Special Tax Bonds, Series 2011
5.000% due 09/01/2028	830	881
5.000% due 09/01/2029	715	758
5.100% due 09/01/2030	465	494
Sonoma County, California Junior College District General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2018	1,250	1,480
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2023	1,000	1,223
5.000% due 03/01/2026	50	60
Southwestern Community College District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 08/01/2016	400	467
Torrance, California Revenue Notes, Series 2010
3.000% due 09/01/2016	200	209

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
University of California Revenue Bonds, (AGM Insured), Series 2005
5.000% due 05/15/2016	$1,640	$1,704
University of California Revenue Bonds, Series 2008
5.000% due 05/15/2018	350	410
University of California Revenue Notes, Series 2008
5.000% due 05/15/2017	2,000	2,330
Upper Santa Clara Valley Joint Powers Authority, California Revenue Bonds, Series 2011
5.250% due 08/01/2027	2,000	2,428
West Basin Municipal Water District, California Revenue Bonds, Series 2011
5.000% due 08/01/2026	1,000	1,200
West Contra Costa Unified School District, California General Obligation Notes, (AGC Insured), Series 2009
5.000% due 08/01/2017	1,000	1,158

		137,230

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	180	201

Total Municipal Bonds & Notes (Cost $128,022)		137,431

SHORT-TERM INSTRUMENTS 5.0%

REPURCHASE AGREEMENTS 5.0%
State Street Bank and Trust Co.
0.010% due 10/01/2012	7,265	7,265

(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 1.000% due 03/31/2017 valued at $7,410. Repurchase proceeds are $7,265.)

Total Short-Term Instruments (Cost $7,265)		7,265

Total Investments 100.2% (Cost $135,287)		$144,696

Other Assets and Liabilities (Net) (0.2%)		(305)

Net Assets 100.0%		$144,391

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Cash of $134 has been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond December Futures	Short	12/2012	30	$(30)

(c)	Centrally cleared swap agreements outstanding on September 30, 2012:

Cash of $824 has been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	$	8,000	$(311)	$(555)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	41

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)

(d)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Premiums Paid	Unrealized (Depreciation)
MCDX 5-Year Index	CBK	(1.000%	)	12/20/2016	$	1,900	$33	$44	$(11)
MCDX 5-Year Index	JPM	(1.000%	)	12/20/2016		4,000	68	98	(30)

							$101	$142	$(41)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Municipal Bonds & Notes
California	$0	$137,230	$0	$137,230
New Jersey	0	201	0	201
Short-Term Instruments
Repurchase Agreements	0	7,265	0	7,265
	$0	$144,696	$0	$144,696

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Liabilities
Credit Contracts	$0	$(41)	$0	$(41)
Interest Rate Contracts	(30)	(555)	0	(585)
	$(30)	$(596)	$0	$(626)

Totals	$(30)	$144,100	$0	$144,070

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(f)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$35	$35

Liabilities:
Unrealized depreciation on OTC swap agreements	$0	$41	$0	$0	$0	$41

42	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized (Loss) on Derivatives:
Net realized (loss) on futures contracts	$0	$0	$0	$0	$(316)	$(316)
Net realized (loss) on swaps	0	(30)	0	0	(1)	(31)

	$0	$(30)	$0	$0	$(317)	$(347)

Net Change in Unrealized (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(27)	$(27)
Net change in unrealized (depreciation) on swaps	0	(11)	0	0	(555)	(566)

	$0	$(11)	$0	$0	$(582)	$(593)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative (depreciation) of $(30) and open centrally cleared swaps cumulative (depreciation) of $(555) as reported in the Notes to Schedule of Investments.

(g)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
CBK	$33	$0	$33
JPM	68	0	68

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	43

Schedule of Investments PIMCO California Municipal Bond Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 101.1%

CALIFORNIA 101.1%
Bay Area Toll Authority, California Revenue Bonds, Series 2012
5.000% due 04/01/2027 (a)	$175	$212
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.000% due 08/15/2039	100	109
California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.250% due 03/01/2041	190	210
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2042	130	146
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2012
5.000% due 04/01/2042 (a)	175	190
California State Department of Water Resources Revenue Bonds, Series 2010
5.000% due 05/01/2021	125	154
California State General Obligation Bonds, Series 2011
5.000% due 09/01/2041	200	221
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 08/15/2032	200	227
5.000% due 04/01/2042	100	110
Campbell Union High School District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2029	175	209
El Dorado Irrigation District-El Dorado County, California Water Agency Revenue Bonds, (AGM Insured), Series 2012
5.000% due 03/01/2028	100	114

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	$125	$137
Irvine, California Special Assessment Bonds, Series 2012
5.000% due 09/02/2026	100	112
Long Beach, California Revenue Bonds, Series 2010
5.000% due 06/01/2040	100	108
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2012
5.000% due 07/01/2021	150	189
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2043	100	116
Los Angeles, California Wastewater System Revenue Bonds, Series 2012
5.000% due 06/01/2024	200	251
Los Rios Community College District, California General Obligation Bonds, Series 2010
5.000% due 08/01/2026	150	180
Pasadena Unified School District, California General Obligation Bonds, Series 2012
5.000% due 05/01/2034	125	145
Ross Valley School District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2042	125	144
Sacramento Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012
5.000% due 07/01/2031	200	226
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2012
5.000% due 04/01/2038	100	116

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Francisco, California City & County Airports Commission, San Francisco International Airport Revenue Bonds, Series 2011
5.000% due 05/01/2027	$175	$205
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2034	100	116
Santa Clara Unified School District, California General Obligation Bonds, Series 2010
5.000% due 07/01/2027	175	204
Santa Maria, California Water & Wastewater Revenue Bonds, Series 2012
5.000% due 02/01/2036	200	222
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2026	150	180
Turlock Irrigation District, California Revenue Bonds, Series 2011
5.500% due 01/01/2041	100	114
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2029	125	149

Total Municipal Bonds & Notes (Cost $4,731)		4,816

Total Investments 101.1% (Cost $4,731)		$4,816

Other Assets and Liabilities (Net) (1.1%)		(52)

Net Assets 100.0%		$4,764

Notes to Schedule of Investments (amounts in thousands):

(a)	When-issued security.
(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Municipal Bonds & Notes
California	$180	$4,636	$0	$4,816

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

44	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO California Short Duration Municipal Income Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 85.7%

CALIFORNIA 84.6%
Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	$495	$562
Atascadero Public Financing Authority, California Revenue Notes, Series 2010
3.000% due 10/01/2014	110	114
Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.086% due 04/01/2045	2,500	2,506
Bay Area Toll Authority, California Revenue Notes, Series 2006
5.000% due 04/01/2015	100	111
Beverly Hills Public Financing Authority, California Revenue Notes, Series 2010
4.000% due 06/01/2013	800	820
Brea Public Financing Authority, California Revenue Notes, Series 2010
3.000% due 07/01/2013	250	254
Brentwood Union School District, California General Obligation Notes, (NPFGC/FGIC Insured), Series 2007
5.250% due 08/01/2016	135	152
Calaveras Unified School District, California General Obligation Notes, (AGC Insured), Series 2009
3.000% due 08/01/2013	460	469
California Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	540
5.000% due 10/01/2014	500	532
California Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2013	525	550
California Educational Facilities Authority Revenue Notes, Series 2009
4.000% due 11/01/2013	50	52
5.000% due 04/01/2013	175	179
California Educational Facilities Authority Revenue Notes, Series 2010
0.980% due 10/01/2015	3,620	3,636
2.000% due 02/01/2013	165	166
3.000% due 10/01/2012	1,315	1,315
4.000% due 02/01/2014	250	262
California Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	645	689
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	250	307
California Health Facilities Financing Authority Revenue Notes, Series 2008
5.000% due 08/15/2014	1,000	1,082
California Health Facilities Financing Authority Revenue Notes, Series 2009
5.000% due 03/01/2014	250	265
5.000% due 08/15/2014	350	378
California Health Facilities Financing Authority Revenue Notes, Series 2010
3.000% due 11/15/2013	750	771
5.000% due 11/15/2012	1,000	1,006
California Health Facilities Financing Authority Revenue Notes, Series 2012
5.000% due 08/15/2017	1,000	1,187
California Housing Finance Agency Revenue Notes, Series 2010
2.375% due 08/01/2014	3,170	3,176
California Infrastructure & Economic Development Bank Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 10/01/2013	1,250	1,311

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California Infrastructure & Economic Development Bank Revenue Notes, Series 2008
5.000% due 02/01/2014	$750	$795
California Infrastructure & Economic Development Bank Revenue Notes, Series 2010
3.000% due 12/01/2012	600	603
3.000% due 05/15/2013	415	421
California Municipal Finance Authority Revenue Notes, Series 2010
3.000% due 07/01/2013	350	357
California Pollution Control Financing Authority Revenue Bonds, Series 1996
0.160% due 11/01/2026	4,000	4,000
California Pollution Control Financing Authority Revenue Bonds, Series 2009
2.600% due 12/01/2046	2,500	2,590
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Notes, (CM Insured), Series 2010
4.000% due 09/01/2015	750	801
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Notes, Series 2012
3.000% due 04/01/2014 (a)	1,500	1,548
California State Department of Water Resources Revenue Notes, Series 2008
4.000% due 12/01/2012	855	860
California State Department of Water Resources Revenue Notes, Series 2010
4.000% due 05/01/2014	2,600	2,751
5.000% due 05/01/2013	305	313
California State Department of Water Resources Revenue Notes, Series 2011
5.000% due 05/01/2013	4,000	4,110
California State Enterprise Development Authority Revenue Notes, Series 2010
4.000% due 09/01/2013	200	207
4.000% due 09/01/2014	220	233
California State General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.250% due 07/01/2014	80	87
California State General Obligation Notes, (AGM/CR Insured), Series 2004
5.250% due 07/01/2013	1,500	1,556
California State General Obligation Notes, Series 2008
5.000% due 04/01/2015	450	498
California State General Obligation Notes, Series 2009
5.000% due 07/01/2019	80	99
California State General Obligation Notes, Series 2010
4.000% due 11/01/2013	500	520
California State General Obligation Notes, Series 2012
5.000% due 02/01/2015	2,500	2,750
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 01/01/2019	150	164
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	270	310
California State Public Works Board Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
5.250% due 10/01/2017	380	451
California State Public Works Board Revenue Notes, Series 2003
5.500% due 06/01/2013	750	774
California State Public Works Board Revenue Notes, Series 2010
4.000% due 03/01/2013	2,680	2,722
4.000% due 03/01/2014	3,630	3,797

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2015	$80	$89
California State University Revenue Notes, (AGM Insured), Series 2004
3.500% due 11/01/2012	2,565	2,572
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	250	289
California Statewide Communities Development Authority Revenue Bonds, (SGI Insured), Series 2006
4.100% due 04/01/2028	3,000	3,054
California Statewide Communities Development Authority Revenue Bonds, Series 2001
3.900% due 08/01/2031	1,050	1,108
California Statewide Communities Development Authority Revenue Bonds, Series 2008
0.200% due 08/15/2027	3,200	3,200
California Statewide Communities Development Authority Revenue Notes, (AGM Insured), Series 2007
5.000% due 07/01/2014	750	794
California Statewide Communities Development Authority Revenue Notes, (FHA Insured), Series 2009
5.500% due 08/01/2014	2,610	2,800
California Statewide Communities Development Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 05/01/2015	150	160
California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	878
California Statewide Communities Development Authority Revenue Notes, Series 2006
4.500% due 11/15/2012	370	372
California Statewide Communities Development Authority Revenue Notes, Series 2009
4.000% due 06/15/2013	700	718
5.000% due 04/01/2013	4,510	4,616
5.000% due 06/15/2013	4,040	4,173
California Statewide Communities Development Authority Revenue Notes, Series 2010
3.000% due 11/01/2012	250	250
Calleguas-Las Virgenes Public Financing Authority, California Revenue Notes, Series 2009
4.000% due 11/01/2013	400	414
Capistrano Unified School District Community Facilities District No. 87-1, California Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2014	1,100	1,179
Cardiff School District, California General Obligation Notes, Series 2010
3.000% due 08/01/2013	500	511
Carlsbad Unified School District, California General Obligation Notes, Series 2011
0.000% due 08/01/2013	500	497
Castaic Lake Water Agency, California Certificates of Participation Notes, Series 2010
4.000% due 08/01/2015	130	140
Chino Hills, California Special Tax Notes, (AGM Insured), Series 2010
3.000% due 09/01/2013	200	203
Citrus Heights Water District, California Certificates of Participation Notes, Series 2010
2.000% due 10/01/2012	220	220
4.000% due 10/01/2017	250	277
4.000% due 10/01/2019	100	111

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	45

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cucamonga Valley Water District, California Certificates of Participation Notes, (NPFGC Insured), Series 2006
4.000% due 09/01/2014	$250	$263
Desert Sands Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	1,000	983
East Side Union High School District, California General Obligation Bonds, (NPFGC Insured), Series 2003
4.900% due 02/01/2015	150	163
East Side Union High School District, California General Obligation Notes, (AGC Insured), Series 2008
5.000% due 08/01/2016	575	658
El Dorado Union High School District, California Certificates of Participation Notes, Series 2009
0.000% due 12/01/2013	460	448
El Monte Union High School District, California General Obligation Notes, (NPFGC/FGIC Insured), Series 2006
0.000% due 06/01/2013	500	495
0.000% due 06/01/2014	1,345	1,311
Encinitas Public Financing Authority, California Revenue Notes, Series 2010
3.000% due 04/01/2013	535	542
Escondido, California General Obligation Notes, (NPFGC Insured), Series 2006
5.000% due 09/01/2015	730	805
Fremont Unified School District/Alameda County, California General Obligation Notes, Series 2009
4.000% due 08/01/2013	700	722
Fresno Unified School District, California General Obligation Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2014	300	318
Fullerton Joint Union High School District, California General Obligation Notes, Series 2010
4.000% due 08/01/2015	150	163
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2038	1,185	1,222
5.000% due 06/01/2043	100	103
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2003
5.625% due 06/01/2038	100	104
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (SGI/ICR Insured), Series 2003
5.500% due 06/01/2043	1,735	1,796
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	800	828
5.500% due 06/01/2043	2,655	2,748
6.250% due 06/01/2033	3,865	4,018
6.625% due 06/01/2040	2,020	2,106
7.875% due 06/01/2042	105	110
Hawthorne School District, California General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2013	115	113
Huntington Beach Public Financing Authority, California Revenue Notes, Series 2010
4.000% due 09/01/2013	225	233
Industry, California General Obligation Notes, Series 2009
5.000% due 07/01/2013	750	775
Irvine, California Special Assessment Bonds, Series 1994
0.170% due 09/02/2020	203	203
Irvine, California Special Assessment Notes, Series 2012
3.000% due 09/02/2015	1,160	1,217
La Habra Utility Authority, California Revenue Notes, Series 2010
3.000% due 11/01/2012	175	175

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lake Arrowhead Community Services District, California Certificates of Participation Notes, Series 2009
3.000% due 10/01/2012	$300	$300
Lincoln Unified School District, California Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	198
Long Beach Bond Finance Authority, California Revenue Notes, Series 2012
4.000% due 11/01/2016	500	559
4.000% due 11/01/2017	250	283
Long Beach, California Harbor Revenue Notes, Series 2010
4.000% due 05/15/2013	2,000	2,047
Long Beach, California Revenue Notes, Series 2009
4.000% due 06/01/2013	110	113
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2009
3.000% due 07/01/2013	2,910	2,970
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2012
2.000% due 07/01/2014	2,000	2,058
Los Angeles Department of Airports, California Revenue Notes, Series 2009
5.000% due 05/15/2013	250	257
Los Angeles Department of Airports, California Revenue Notes, Series 2010
3.000% due 05/15/2013	690	702
Los Angeles Department of Water & Power, California Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2013	500	518
Los Angeles Municipal Improvement Corp., California Revenue Notes, (NPFGC/FGIC Insured), Series 2007
5.000% due 08/01/2013	1,000	1,036
Los Angeles Municipal Improvement Corp., California Revenue Notes, Series 2010
3.000% due 11/01/2012	545	546
Los Angeles Solid Waste Resources, California Revenue Notes, (AMBAC Insured), Series 2006
4.500% due 02/01/2013	250	254
Los Angeles Solid Waste Resources, California Revenue Notes, Series 2009
4.000% due 02/01/2013	1,985	2,009
Los Angeles Unified School District, California Certificates of Participation Notes, Series 2010
3.000% due 12/01/2012	2,205	2,214
Los Angeles Unified School District, California Certificates of Participation Notes, Series 2012
4.000% due 10/01/2015	2,000	2,170
Los Angeles Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2003
4.750% due 01/01/2028	4,000	4,135
Los Angeles Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2016	200	232
Los Angeles Unified School District, California General Obligation Notes, Series 2011
4.000% due 07/01/2014	5,045	5,368
Los Angeles, California Revenue Notes, (FHLMC Insured), Series 2010
1.125% due 08/01/2013	750	749
Los Rios Community College District, California General Obligation Notes, Series 2010
4.000% due 08/01/2014	100	107
M-S-R Public Power Agency, California Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 07/01/2014	1,090	1,166

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Menlo Park City School District, California General Obligation Notes, Series 2010
0.000% due 07/01/2013	$150	$149
Metropolitan Water District of Southern California Revenue Bonds, Series 2004
0.180% due 07/01/2023	4,810	4,810
Metropolitan Water District of Southern California Revenue Bonds, Series 2011
0.330% due 07/01/2036	1,500	1,500
Mission Viejo Community Development Financing Authority, California Revenue Notes, Series 2009
5.000% due 05/01/2013	530	543
Monterey County, California Certificates of Participation Notes, (AGM Insured), Series 2009
4.000% due 08/01/2013	1,455	1,498
Mount San Antonio Community College District, California General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,935	1,894
Newport Beach, California Revenue Bonds, Series 2009
5.000% due 12/01/2038	1,500	1,524
Norco Redevelopment Agency, California Tax Allocation Notes, Series 2010
3.000% due 03/01/2013	125	125
Northern California Power Agency Revenue Notes, Series 2009
5.000% due 07/01/2014	420	451
Northern California Power Agency Revenue Notes, Series 2010
3.000% due 06/01/2013	2,850	2,895
Norwalk Redevelopment Agency, California Tax Allocation Notes, (NPFGC Insured), Series 2005
5.000% due 10/01/2012	720	720
Norwalk-La Mirada Unified School District, California General Obligation Notes, (AGM Insured), Series 2009
4.000% due 08/01/2013	880	905
Oak Grove School District, California General Obligation Notes, (NPFGC Insured), Series 2005
5.250% due 08/01/2013	50	52
Oakland-Alameda County, California Coliseum Authority Revenue Notes, Series 2012
5.000% due 02/01/2016	1,750	1,963
Ocean View School District/Orange County, California Certificates of Participation Notes, (AGM Insured), Series 2010
3.500% due 03/01/2013	300	304
Ohlone Community College District, California General Obligation Notes, Series 2010
4.000% due 08/01/2015	150	165
4.000% due 08/01/2016	200	226
Ohlone Community College District, California General Obligation Notes, Series 2011
3.000% due 08/01/2013	925	946
Orange County, California Local Transportation Authority Revenue Notes, Series 2010
3.000% due 02/15/2013	500	505
Orange County, California Public Financing Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 07/01/2014	250	269
Orange County, California Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 06/01/2013	720	741
Orange County, California Sanitation District Certificates of Participation Notes, (AGM Insured), Series 2007
4.000% due 02/01/2013	90	91
Orange County, California Transportation Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 08/15/2013	100	103

46	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pasadena Unified School District, California General Obligation Notes, Series 2012
4.000% due 05/01/2015	$300	$327
Pittsburg Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2002
5.250% due 08/01/2013	100	102
Pleasanton Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2004
5.000% due 08/01/2015	150	166
Pleasanton Unified School District, California General Obligation Notes, (NPFGC Insured), Series 2004
5.375% due 08/01/2013	125	130
Riverside, California Electric Revenue Bonds, (NPFGC Insured), Series 2004
5.000% due 10/01/2014	500	540
Riverside, California Electric Revenue Notes, Series 2009
5.000% due 10/01/2013	2,000	2,085
Roseville Electric System Revenue, California Certificates of Participation Notes, Series 2009
3.000% due 02/01/2013	1,065	1,073
Roseville Finance Authority, California Revenue Notes, Series 2010
2.000% due 02/01/2013	330	331
Sacramento City Financing Authority, California Revenue Bonds, (AGM Insured), Series 2002
5.375% due 12/01/2021	150	151
Sacramento County, California Airport System Revenue Notes, Series 2009
5.000% due 07/01/2013	500	517
Sacramento County, California Airport System Revenue Notes, Series 2010
2.000% due 07/01/2013	300	304
3.000% due 07/01/2016	995	1,062
Sacramento County, California Sanitation Districts Financing Authority Revenue Notes, Series 2010
3.000% due 08/01/2013	300	307
Sacramento County, California Water Financing Authority Revenue Notes, (NPFGC/FGIC Insured), Series 2007
5.000% due 06/01/2014	1,000	1,066
Sacramento Municipal Utility District, California Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 11/15/2013	1,375	1,445
Sacramento Unified School District, California General Obligation Notes, Series 2012
4.000% due 07/01/2015	1,215	1,318
San Bernardino County, California Certificates of Participation Notes, Series 2009
5.000% due 08/01/2013	1,000	1,022
San Diego County, California Certificates of Participation Notes, Series 2009
4.000% due 10/01/2012	2,800	2,800
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
3.000% due 07/01/2013	150	153
3.000% due 07/01/2014	400	415
3.000% due 07/01/2015	600	632
4.000% due 07/01/2014	700	733
San Diego County, California Water Authority Certificates of Participation Notes, (NPFGC/FGIC Insured), Series 2005
5.250% due 05/01/2013	675	694
San Diego Public Facilities Financing Authority Water, California Revenue Notes, Series 2012
5.000% due 08/01/2016	1,000	1,172
San Francisco State Building Authority, California Revenue Notes, Series 2005
5.000% due 12/01/2012	500	504

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Francisco Unified School District, California General Obligation Notes, Series 2010
4.000% due 06/15/2013	$1,300	$1,334
San Francisco, California City & County Airports Commission, San Francisco International Airport Revenue Notes, Series 2010
3.000% due 05/01/2016	300	322
San Francisco, California City & County Finance Corp. Revenue Bonds, Series 2008
0.180% due 04/01/2030	740	740
San Francisco, California City & County General Obligation Notes, Series 2011
5.000% due 06/15/2016	5,000	5,812
San Francisco, California City & County Public Utilities Commission Water Revenue Notes, Series 2009
5.000% due 11/01/2012	2,250	2,258
San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2007
5.000% due 08/01/2013	475	487
San Francisco, California State Building Authority Revenue Notes, Series 2005
5.000% due 12/01/2015	1,800	2,026
San Jose Evergreen Community College District, California General Obligation Notes, Series 2012
3.000% due 08/01/2013	1,500	1,535
San Jose Redevelopment Agency, California Tax Allocation Notes, (AMBAC Insured), Series 2005
5.000% due 08/01/2014	1,225	1,264
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	250	290
San Mateo Joint Powers Financing Authority, California Revenue Notes, Series 2008
5.000% due 07/15/2014	150	160
San Rafael Redevelopment Agency, California Tax Allocation Notes, (AGC Insured), Series 2009
5.000% due 12/01/2013	965	1,008
Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	198
Santa Clara Valley Transportation Authority, California Revenue Bonds, Series 2008
0.200% due 04/01/2036	705	705
Santa Clara Valley Water District, California Certificates of Participation Notes, Series 2007
5.000% due 02/01/2016	150	172
Santa Margarita-Dana Point Authority, California Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 08/01/2015	225	244
Santa Monica Community College District, California General Obligation Notes, (NPFGC/FGIC Insured), Series 2007
0.000% due 08/01/2013	225	224
Santaluz Community Facilities District No. 2, California Special Tax Notes, Series 2011
3.000% due 09/01/2016	2,170	2,247
Solano County, California Certificates of Participation Notes, Series 2009
5.000% due 11/15/2012	1,930	1,940
South Coast Water District Financing Authority, California Revenue Notes, Series 2010
3.000% due 02/01/2013	100	101
South Orange County, California Public Financing Authority Special Tax Bonds, (NPFGC Insured), Series 2003
5.000% due 09/01/2013	125	130
South San Francisco Unified School District, California Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 09/15/2014	250	271

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Southern California Public Power Authority Revenue Bonds, Series 1989
6.750% due 07/01/2013	$2,700	$2,826
Southern California Public Power Authority Revenue Notes, Series 2010
4.000% due 07/01/2014	750	797
4.000% due 07/01/2015	1,165	1,278
5.000% due 07/01/2014	700	756
Southern California Public Power Authority Revenue Notes, Series 2011
4.000% due 07/01/2015	1,000	1,096
Southern California Public Power Authority Revenue Notes, Series 2012
5.000% due 07/01/2016	1,150	1,340
St. Helena Unified School District, California General Obligation Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2014	490	530
Stockton Public Financing Authority, California Revenue Notes, Series 2009
4.000% due 10/01/2012	1,925	1,925
University of California Revenue Bonds, (AGM Insured), Series 2005
5.000% due 05/15/2033	2,500	2,599
University of California Revenue Bonds, (NPFGC Insured), Series 2007
0.901% due 05/15/2030	1,000	814
University of California Revenue Notes, (AGM Insured), Series 2007
5.000% due 05/15/2015	45	50
5.000% due 05/15/2016	810	914
University of California Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 05/15/2014	270	290
University of California Revenue Notes, Series 2008
4.000% due 05/15/2013	100	102
University of California Revenue Notes, Series 2009
5.000% due 05/15/2013	265	272
University of California Revenue Notes, Series 2010
2.000% due 05/15/2013	500	505
3.000% due 05/15/2014	500	522
5.000% due 05/15/2016	1,000	1,156
West Basin Municipal Water District, California Revenue Notes, Series 2012
4.000% due 08/01/2015	500	545
West Hollywood Public Financing Authority, California Revenue Notes, Series 2009
5.000% due 02/01/2013	1,145	1,161
Western Placer Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2009
3.000% due 08/01/2013	350	357

		221,678

NEW YORK 0.3%
New York State Dormitory Authority Revenue Notes, Series 2011
5.000% due 05/01/2015	700	771

PENNSYLVANIA 0.4%
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, (FHA Insured), Series 2010
5.000% due 08/01/2013	885	918

PUERTO RICO 0.2%
Puerto Rico Electric Power Authority Revenue Notes, Series 2010
5.000% due 07/01/2013	550	567

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	47

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. VIRGIN ISLANDS 0.2%
U.S. Virgin Islands Public Finance Authority Revenue Notes, Series 2010
4.000% due 10/01/2013	$400	$410

Total Municipal Bonds & Notes (Cost $222,017)		224,344

SHORT-TERM INSTRUMENTS 14.2%

REPURCHASE AGREEMENTS 14.2%
State Street Bank and Trust Co.
0.010% due 10/01/2012	37,290	37,290

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $38,039. Repurchase proceeds are $37,290.)

Total Short-Term Instruments (Cost $37,290)		37,290

Total Investments 99.9% (Cost $259,307)		$261,634

Other Assets and Liabilities (Net) 0.1%		345

Net Assets 100.0%		$261,979

Notes to Schedule of Investments (amounts in thousands):

(a)	When-issued security.
(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Municipal Bonds & Notes
California	$0	$221,678	$0	$221,678
New York	0	771	0	771
Pennsylvania	0	918	0	918
Puerto Rico	0	567	0	567
U.S. Virgin Islands	0	410	0	410
Short-Term Instruments
Repurchase Agreements	0	37,290	0	37,290
	$0	$261,634	$0	$261,634

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

(c)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized (Loss) on Derivatives:
Net realized (loss) on futures contracts	$0	$0	$0	$0	$(64)	$(64)

Net Change in Unrealized Appreciation on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$57	$57

(1)	See note 6 in the Notes to Financial Statements for additional information.

48	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO High Yield Municipal Bond Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 92.7%

ALABAMA 3.1%
Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority, Alabama Revenue Bonds, Series 2005
5.000% due 11/15/2030	$2,000	$2,002
Colbert County-Northwest Alabama Health Care Authority Revenue Bonds, Series 2003
5.750% due 06/01/2027	670	654
Montgomery Medical Clinic Board, Alabama Revenue Bonds, Series 2006
5.250% due 03/01/2031	250	258
5.250% due 03/01/2036	500	512
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2011
5.375% due 12/01/2035	9,800	10,715

		14,141

ALASKA 0.1%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036^	1,400	462

ARIZONA 3.5%
Arizona Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	4,750	4,335
Arizona Health Facilities Authority Revenue Bonds, Series 2012
5.000% due 02/01/2042	5,000	5,243
Mohave County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
8.000% due 05/01/2025	1,100	1,367
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,600	1,599
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	948
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
6.375% due 09/01/2029	1,850	1,875
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2009
4.950% due 10/01/2020	750	838

		16,205

CALIFORNIA 14.1%
California Health Facilities Financing Authority Revenue Bonds, Series 2007
5.250% due 11/15/2046	7,445	7,879
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,500	1,757
California Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	654
7.000% due 10/01/2039	500	479
California Municipal Finance Authority Revenue Bonds, Series 2011
6.500% due 11/01/2041	1,000	1,166
7.750% due 04/01/2031	950	1,123
California Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	1,000	1,065

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009
6.250% due 08/01/2039	$500	$592
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 10/01/2028	3,000	3,364
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 04/01/2033	7,000	7,764
5.000% due 04/01/2037	5,500	6,022
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	365	419
California Statewide Communities Development Authority Revenue Bonds, Series 2008
5.250% due 11/15/2048	6,190	6,663
Chino Public Financing Authority, California Special Tax Bonds, Series 2012
5.000% due 09/01/2025	790	841
5.000% due 09/01/2026	1,225	1,295
5.000% due 09/01/2030	1,000	1,042
5.000% due 09/01/2034	1,800	1,848
5.000% due 09/01/2038	625	635
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,182
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
4.500% due 06/01/2027	10,000	8,754
5.000% due 06/01/2033	1,000	816
5.750% due 06/01/2047	2,500	2,131
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	3,240	4,223
Poway Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2039	5,445	1,444
Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	500	525
Windsor Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2035	2,130	702

		64,385

COLORADO 2.5%
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.700% due 05/01/2037	755	724
5.750% due 05/15/2037	805	719
Colorado Health Facilities Authority Revenue Bonds, Series 2007
5.300% due 07/01/2037	2,350	2,262
5.900% due 08/01/2037	1,000	1,004
Colorado Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,000	1,075
Confluence Metropolitan District, Colorado Revenue Bonds, Series 2007
5.400% due 12/01/2027	500	425
5.450% due 12/01/2034	1,000	807
Copperleaf Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	394
Madre Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	699
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,666

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	$750	$878

		11,653

CONNECTICUT 2.0%
Connecticut State Health & Educational Facility Authority Revenue Bonds, (AGM/CR Insured), Series 2011
5.000% due 07/01/2041	5,000	5,450
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2012
5.000% due 07/01/2042	2,500	2,719
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.000% due 04/01/2022	956	1,065

		9,234

DELAWARE 0.5%
Delaware State Economic Development Authority Revenue Bonds, Series 2012
4.625% due 09/01/2032	1,650	1,709
5.000% due 09/01/2042	675	705

		2,414

FLORIDA 4.4%
Alachua County, Florida Health Facilities Authority Revenue Bonds, Series 2012
8.000% due 10/01/2042	1,000	1,191
8.000% due 10/01/2046	1,250	1,477
Beacon Lakes Community Development District, Florida Special Assessment Bonds, Series 2007
6.000% due 05/01/2038	420	424
Florida Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	229
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	300	338
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2006
5.250% due 10/01/2041	1,000	1,047
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.125% due 05/15/2037	1,000	955
Jacksonville Economic Development Commission, Florida Revenue Bonds, Series 2007
5.300% due 05/01/2037	1,500	1,500
Jacksonville, Florida Revenue Bonds, Series 2012
5.000% due 10/01/2027	3,650	4,290
Lee County Industrial Development Authority, Florida Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	1,514
Martin County, Florida Health Facilities Authority Revenue Bonds, Series 2012
5.500% due 11/15/2042	3,000	3,307
Sarasota County, Florida Health Facilities Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,780	1,417
St. Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2010
5.875% due 08/01/2040	1,500	1,673
University Square Community Development District, Florida Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	770	786

		20,148

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	49

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GEORGIA 1.4%
Atlanta, Georgia Airport Revenue Bonds, Series 2012
5.000% due 01/01/2042	$3,000	$3,375
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.300% due 10/01/2032	250	255
DeKalb County Hospital Authority, Georgia Revenue Bonds, Series 2010
6.125% due 09/01/2040	1,000	1,159
Fulton County, Georgia Residential Care Facilities for the Elderly Authority Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	240
Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,500	1,454

		6,483

HAWAII 0.2%
Hawaii State Department of Budget & Finance Revenue Bonds, Series 2012
5.250% due 11/15/2037	1,000	1,064

IDAHO 0.3%
Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	1,200	1,205

ILLINOIS 2.5%
Belleville, Illinois Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	1,008
Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,184
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	1,940
Illinois Finance Authority Revenue Bonds, Series 1993
5.950% due 08/15/2026	800	802
Illinois Finance Authority Revenue Bonds, Series 2007
5.375% due 11/15/2039	1,215	1,143
6.000% due 03/01/2037^	1,775	596
6.100% due 12/01/2041	675	604
Illinois Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035^	1,000	20
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	542
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	2,000	2,346
Southwestern Illinois Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	1,044

		11,229

INDIANA 3.6%
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	100
Indiana Finance Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	375	400
Indiana Finance Authority Revenue Bonds, Series 2012
5.000% due 06/01/2039	5,000	5,298
Indiana Health Facility Financing Authority Revenue Bonds, Series 2010
5.000% due 10/01/2026	1,000	1,104
Indiana Municipal Power Agency Revenue Bonds, Series 2009
5.750% due 01/01/2034	1,000	1,056
6.000% due 01/01/2039	1,000	1,184

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 2009
5.750% due 01/01/2038	$2,500	$2,838
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,750	1,790
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	2,100	2,740

		16,510

IOWA 0.8%
Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	1,000	1,087
Iowa Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	900	849
5.500% due 11/15/2037	1,650	1,488

		3,424

KANSAS 0.1%
Manhattan, Kansas Revenue Bonds, Series 2007
5.500% due 08/01/2021	250	228
Olathe, Kansas Tax Allocation Bonds, Series 2007
5.500% due 09/01/2026	200	141

		369

KENTUCKY 0.1%
Ohio County, Kentucky Revenue Bonds, Series 2010
6.000% due 07/15/2031	500	532

LOUISIANA 1.6%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	1,000	1,198
Louisiana State Citizens Property Insurance Corp. Revenue Bonds, (AGC Insured), Series 2009
6.125% due 06/01/2025	2,250	2,656
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	593
Tobacco Settlement Financing Corp., Louisiana Revenue Bonds, Series 2001
5.875% due 05/15/2039	3,000	3,070

		7,517

MAINE 1.1%
Finance Authority of Maine Revenue Bonds, Series 2005
6.250% due 01/01/2025	5,000	5,094

MARYLAND 0.2%
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 09/01/2025	250	273
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.300% due 01/01/2037	400	370
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	304

		947

MASSACHUSETTS 1.4%
Massachusetts Development Finance Agency Revenue Bonds, Series 2007
6.750% due 10/15/2037	1,250	1,318

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Massachusetts Development Finance Agency Revenue Bonds, Series 2012
5.250% due 07/01/2042	$1,200	$1,297
Massachusetts Educational Financing Authority Revenue Bonds, Series 2009
6.000% due 01/01/2028	1,240	1,429
Massachusetts Port Authority Revenue Bonds, Series 2012
5.000% due 07/01/2042	2,000	2,225

		6,269

MICHIGAN 4.0%
Detroit Water and Sewerage Department, Michigan Revenue Bonds, Series 2012
5.000% due 07/01/2032	7,500	8,000
Detroit, Michigan General Obligation Bonds, (AMBAC Insured), Series 2005
5.150% due 04/01/2025	430	280
Detroit, Michigan General Obligation Bonds, Series 2010
5.250% due 11/01/2035	1,000	1,100
Doctor Charles Drew Academy, Michigan Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	445	347
East Lansing Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2037	735	735
Global Preparatory Academy, Michigan Revenue Bonds, Series 2007
5.250% due 11/01/2036	250	198
Grand Traverse Academy, Michigan Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	1,032
Meridian Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2026	860	860
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037	1,000	668
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008
7.000% due 10/01/2036 (f)	225	227
Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	1,000	1,052
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	644
Wayne County, Michigan Airport Authority Revenue Bonds, Series 2012
5.000% due 12/01/2042	3,000	3,274

		18,417

MINNESOTA 0.7%
Falcon Heights, Minnesota Revenue Bonds, Series 2007
6.000% due 11/01/2037	400	387
Faribault, Minnesota Revenue Bonds, Series 2010
6.750% due 05/01/2036	640	695
Minneapolis, Minnesota Revenue Bonds, Series 2007
5.400% due 04/01/2028	725	653
Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	1,159
Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	506

		3,400

50	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MISSOURI 0.7%
Branson Regional Airport Transportation Development District, Missouri Revenue Bonds, Series 2007
6.000% due 07/01/2037^	$750	$165
Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	252
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	192
5.550% due 10/01/2036	45	34
Joplin Industrial Development Authority, Missouri Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,556
Kansas City, Missouri Tax Allocation Notes, Series 2011
5.000% due 06/01/2021	315	328
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	250	267
Thirty-Ninth Street Transportation Development District, Missouri Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	502

		3,296

MONTANA 0.1%
Hardin, Montana Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (a)	830	653

NEW HAMPSHIRE 0.7%
New Hampshire Business Finance Authority Revenue Bonds, Series 1992
5.850% due 12/01/2022	3,000	3,000

NEW JERSEY 4.1%
New Jersey Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	60
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	4,200	3,462
5.000% due 06/01/2041	18,455	15,352

		18,874

NEW MEXICO 0.1%
Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650	571

NEW YORK 7.7%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	3,500	4,041
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	153
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	7,675	8,553
5.750% due 02/15/2047	5,000	5,909
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2042	2,500	2,806
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	395	272
6.700% due 01/01/2043	1,500	1,031
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031^	150	158

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	$10,000	$11,794
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	586

		35,303

NORTH CAROLINA 0.9%
Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	140
Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	60
North Carolina Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	50	51
North Carolina Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	1,001
North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	813
6.000% due 04/01/2038	500	524
North Carolina Medical Care Commission Revenue Bonds, Series 2010
6.000% due 01/01/2039	575	625
Northern Hospital District of Surry County, North Carolina Revenue Bonds, Series 2008
6.250% due 10/01/2038	800	868

		4,082

OHIO 3.2%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2030	1,000	827
5.875% due 06/01/2047	4,250	3,431
6.500% due 06/01/2047	750	663
Butler County, Ohio Revenue Bonds, Series 2010
5.500% due 11/01/2040	500	545
Hamilton County, Ohio Revenue Bonds, Series 2012
5.500% due 06/01/2042	5,000	5,445
Ohio Air Quality Development Authority Revenue Bonds, Series 2009
5.700% due 08/01/2020	3,000	3,511

		14,422

OREGON 0.1%
Oregon State Facilities Authority Revenue Bonds, Series 2010
6.375% due 09/01/2040	200	222

PENNSYLVANIA 2.6%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	816
Cambridge Area Joint Authority, Pennsylvania Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	542
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	531
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2010
6.000% due 01/01/2030	3,000	3,195
Harrisburg Authority, Pennsylvania Revenue Bonds, Series 2007
6.000% due 09/01/2036^	500	395

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2008
6.250% due 07/01/2026	$250	$269
6.375% due 07/01/2030	1,000	1,074
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
6.250% due 01/01/2032	500	572
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.000% due 07/01/2043	400	451
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2042	2,000	2,125
Susquehanna Area Regional Airport Authority, Pennsylvania Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,495	1,587
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	530	543

		12,100

RHODE ISLAND 1.3%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 1998
5.400% due 07/01/2013	25	25
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2002
6.250% due 06/01/2042	6,000	6,124

		6,149

SOUTH CAROLINA 0.7%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,958
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2012
0.000% due 11/15/2047	611	23
6.000% due 11/15/2042	1,426	1,056

		3,037

TENNESSEE 2.3%
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.375% due 10/01/2034	1,000	1,127
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	500	580
Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037^	67	1
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	8,000	8,585

		10,293

TEXAS 13.6%
Brazos River Authority, Texas Revenue Bonds, Series 2001
8.250% due 05/01/2033	1,300	205
Brazos River Authority, Texas Revenue Bonds, Series 2003
6.300% due 07/01/2032	515	63
Brazos River Authority, Texas Revenue Bonds, Series 2006
5.000% due 03/01/2041	2,000	197
Central Texas Regional Mobility Authority Revenue Bonds, Series 2011
6.000% due 01/01/2041	1,000	1,168

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	51

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2010
6.125% due 12/01/2040	$500	$564
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.750% due 08/15/2041	1,000	1,114
Guadalupe-Blanco River Authority Industrial Development Corp., Texas Revenue Notes, Series 2008
5.625% due 10/01/2017	775	885
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2012
4.750% due 11/15/2046	10,000	10,120
5.000% due 11/15/2037	10,000	10,825
Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	938
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
6.500% due 05/15/2031	450	534
Houston, Texas Airport System Revenue Bonds, Series 1997
6.125% due 07/15/2027	1,545	1,545
Houston, Texas Airport System Revenue Bonds, Series 2001
6.750% due 07/01/2029	7,215	7,241
Houston, Texas Airport System Revenue Bonds, Series 2011
6.625% due 07/15/2038	3,500	3,916
Love Field Airport Modernization Corp., Texas Revenue Bonds, Series 2010
5.250% due 11/01/2040	500	541
Lubbock Health Facilities Development Corp., Texas Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	273
Lufkin Health Facilities Development Corp., Texas Revenue Bonds, Series 2007
5.500% due 02/15/2037	750	774
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	170
5.750% due 01/01/2033	350	387
North Texas Tollway Authority Revenue Bonds, Series 2009
6.250% due 01/01/2039	2,000	2,293
North Texas Tollway Authority Revenue Bonds, Series 2010
6.250% due 02/01/2023	1,000	1,140
Pharr Higher Education Finance Authority, Texas Revenue Bonds, Series 2009
6.500% due 08/15/2039	500	572
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	1,130

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2023	$1,150	$1,281
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,600	1,965
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2010
7.000% due 06/30/2040	4,810	5,888
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds, Series 2007
5.375% due 02/15/2037	5,115	5,260
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,158

		62,147

UTAH 1.5%
Spanish Fork City, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	502
5.700% due 11/15/2036	1,000	1,000
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	2,423
5.875% due 06/15/2037	1,750	1,744
Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	659
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	437

		6,765

VIRGINIA 3.4%
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2007
5.500% due 07/01/2037	570	471
Lewistown Commerce Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.050% due 03/01/2027	1,250	815
Peninsula Town Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.450% due 09/01/2037	993	1,065
Virginia Small Business Financing Authority Revenue Bonds, Series 2012
5.000% due 01/01/2040	3,500	3,652
5.500% due 01/01/2042	8,750	9,651

		15,654

WASHINGTON 0.5%
Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	1,084
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	309

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	$850	$851

		2,244

WEST VIRGINIA 0.3%
West Virginia Economic Development Authority Revenue Bonds, Series 2010
3.125% due 03/01/2043	500	522
West Virginia Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041	500	608

		1,130

WISCONSIN 0.7%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, Series 2007
5.650% due 08/01/2037^	1,250	450
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2033	250	260
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.000% due 12/01/2038	1,000	1,132
6.625% due 02/15/2032	1,450	1,576

		3,418

Total Municipal Bonds & Notes (Cost $403,917)		424,462

SHORT-TERM INSTRUMENTS 5.8%

REPURCHASE AGREEMENTS 5.6%
State Street Bank and Trust Co.
0.010% due 10/01/2012	25,529	25,529

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $26,044. Repurchase proceeds are $25,529.)

U.S. TREASURY BILLS 0.2%
0.137% due 03/07/2013 (b)	960	959

Total Short-Term Instruments (Cost $26,489)		26,488

Total Investments 98.5% (Cost $430,406)		$450,950

Other Assets and Liabilities (Net) 1.5%		6,830

Net Assets 100.0%		$457,780

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security becomes interest bearing at a future date.
(b)	Securities with an aggregate market value of $710 have been pledged as collateral as of September 30, 2012 for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(c)	Cash of $582 has been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond December Futures	Short	12/2012	190	$(187)

52	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(d)	Centrally cleared swap agreements outstanding on September 30, 2012:

Cash of $2,359 has been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	$	23,000	$(895)	$(1,594)

(e)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
MCDX 5-Year Index	CBK	(1.000%	)	12/20/2016	$	5,500	$94	$126	$(32)
MCDX 5-Year Index	JPM	(1.000%	)	12/20/2016		10,900	185	268	(83)

							$279	$394	$(115)

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007	GST	1.500%	06/20/2018	5.878%	$	5,000	$(750)	$0	$(750)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Restricted securities as of September 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008	7.000%	10/01/2036	07/30/2008	$225	$227	0.05%

(g)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Municipal Bonds & Notes
Alabama	$0	$14,141	$0	$14,141
Alaska	0	462	0	462
Arizona	0	16,205	0	16,205
California	0	64,385	0	64,385
Colorado	0	11,653	0	11,653
Connecticut	0	9,234	0	9,234
Delaware	0	2,414	0	2,414
Florida	0	20,148	0	20,148

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Georgia	$0	$6,483	$0	$6,483
Hawaii	0	1,064	0	1,064
Idaho	0	1,205	0	1,205
Illinois	0	11,229	0	11,229
Indiana	0	16,510	0	16,510
Iowa	0	3,424	0	3,424
Kansas	0	369	0	369
Kentucky	0	532	0	532
Louisiana	0	7,517	0	7,517
Maine	0	5,094	0	5,094

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	53

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

September 30, 2012 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Maryland	$0	$947	$0	$947
Massachusetts	0	6,269	0	6,269
Michigan	0	18,417	0	18,417
Minnesota	0	3,400	0	3,400
Missouri	0	3,296	0	3,296
Montana	0	653	0	653
New Hampshire	0	3,000	0	3,000
New Jersey	0	18,874	0	18,874
New Mexico	0	571	0	571
New York	0	35,303	0	35,303
North Carolina	0	4,082	0	4,082
Ohio	0	14,422	0	14,422
Oregon	0	222	0	222
Pennsylvania	0	12,100	0	12,100
Rhode Island	0	6,149	0	6,149
South Carolina	0	3,037	0	3,037
Tennessee	0	10,293	0	10,293
Texas	0	62,147	0	62,147

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Utah	$0	$6,765	$0	$6,765
Virginia	0	15,654	0	15,654
Washington	0	2,244	0	2,244
West Virginia	0	1,130	0	1,130
Wisconsin	0	3,418	0	3,418
Short-Term Instruments
Repurchase Agreements	0	25,529	0	25,529
U.S. Treasury Bills	0	959	0	959
	$0	$450,950	$0	$450,950

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(865)	0	(865)
Interest Rate Contracts	(187)	(1,594)	0	(1,781)
	$(187)	$(2,459)	$0	$(2,646)

Totals	$(187)	$448,491	$0	$448,304

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(h)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$115	$115

Liabilities:
Unrealized depreciation on OTC swap agreements	$0	$865	$0	$0	$0	$865

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized (Loss) on Derivatives:
Net realized (loss) on futures contracts	$0	$0	$0	$0	$(2,191)	$(2,191)
Net realized (loss) on swaps	0	(46)	0	0	0	(46)

	$0	$(46)	$0	$0	$(2,191)	$(2,237)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$18	$18
Net change in unrealized (depreciation) on swaps	0	(209)	0	0	(1,594)	(1,803)

	$0	$(209)	$0	$0	$(1,576)	$(1,785)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative (depreciation) of $(187) and open centrally cleared swaps cumulative (depreciation) of $(1,594) as reported in the Notes to Schedule of Investments.

(i)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
CBK	$94	$0	$94
GST	(750)	710	(40)
JPM	185	(260)	(75)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

54	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Municipal Bond Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 93.6%

ALABAMA 1.1%
Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority, Alabama Revenue Bonds, Series 2005
5.000% due 11/15/2030	$3,000	$3,003
Jefferson County, Alabama Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	3,304
Jefferson County, Alabama Revenue Notes, Series 2004
5.250% due 01/01/2013	600	601

		6,908

CALIFORNIA 13.6%
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	5,495	5,965
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,171
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	2,000	2,211
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,565	2,569
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2012
5.000% due 04/01/2042 (a)	825	894
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 04/01/2034	10,000	11,067
5.000% due 04/01/2037	9,000	9,854
California Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 11/15/2043	8,000	8,480
California Statewide Communities Development Authority Revenue Bonds, Series 2008
5.250% due 11/15/2048	6,300	6,781
Culver Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	640
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2036	7,000	7,822
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	3,815	4,974
7.000% due 11/01/2034	1,000	1,358
Morgan Hill Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,748
Mount San Antonio Community College District, California General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,000	979
Port of Oakland, California Revenue Bonds, Series 2011
5.000% due 05/01/2029	2,250	2,512
5.125% due 05/01/2030	1,500	1,687
5.125% due 05/01/2031	1,500	1,685
Poway Unified School District, California Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	975
4.800% due 09/01/2017	875	907
Poway Unified School District, California Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	436

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Francisco, California City & County Airports Commission, San Francisco International Airport Revenue Bonds, Series 2011
5.000% due 05/01/2022	$950	$1,150
San Ramon Valley Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	2,054
Southern California Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	4,000	4,374
University of California Revenue Bonds, (AGM Insured), Series 2005
5.000% due 05/15/2016	1,500	1,558
University of California Revenue Bonds, Series 2012
5.000% due 05/15/2042	1,000	1,150

		86,001

COLORADO 2.4%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	1,375	1,552
Colorado Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	1,052
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	9,930	12,708

		15,312

CONNECTICUT 1.2%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2031	2,000	2,215
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2012
5.000% due 07/01/2042	5,000	5,438

		7,653

FLORIDA 3.9%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2012
5.000% due 06/01/2019	3,000	3,514
Florida Municipal Power Agency Revenue Bonds, Series 2012
5.000% due 10/01/2026	6,900	8,222
Florida State Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	6,700	8,208
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	750	857
Miami-Dade County, Florida Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 10/01/2035	3,000	3,143
Tampa, Florida Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	600	663

		24,607

GEORGIA 5.2%
Atlanta, Georgia Airport Revenue Bonds, Series 2012
5.000% due 01/01/2042	12,515	14,081
DeKalb County, Georgia Revenue Bonds, Series 2011
5.250% due 10/01/2041	15,000	17,123
Medical Center Hospital Authority, Georgia Revenue Notes, (AGM Insured), Series 2010
5.000% due 08/01/2016	695	776

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
4.000% due 01/01/2018	$560	$634

		32,614

ILLINOIS 2.3%
Chicago, Illinois O’Hare International Airport Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,642
Cook Kane Lake & McHenry Counties Community College District No. 512, Illinois General Obligation Bonds, Series 2009
5.000% due 12/01/2019	150	191
Illinois Finance Authority Revenue Bonds, Series 2009
5.750% due 07/01/2033	1,800	2,172
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	542
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	2,400	2,621
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2017	1,000	1,188
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 11/01/2019	2,945	2,462

		14,818

INDIANA 1.4%
Indiana Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,674
Indiana Finance Authority Revenue Bonds, Series 2012
5.000% due 06/01/2039	5,000	5,298
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 1992
6.750% due 02/01/2014	470	493
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	590
Tri-Creek High School Building Corp., Indiana Revenue Bonds, (AGM Insured), Series 2007
4.250% due 07/15/2020	1,000	1,068

		9,123

KANSAS 1.1%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	583
Kansas Development Finance Authority Revenue Bonds, Series 2012
5.000% due 11/15/2034	5,000	5,744
Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	598

		6,925

LOUISIANA 0.9%
St. Tammany Parish, Louisiana Revenue Notes, Series 2010
5.000% due 08/01/2016	615	699
5.000% due 08/01/2018	505	587
Tobacco Settlement Financing Corp., Louisiana Revenue Bonds, Series 2001
5.875% due 05/15/2039	4,030	4,123

		5,409

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	55

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MARYLAND 0.1%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 10/01/2039	$500	$574

MASSACHUSETTS 0.8%
Commonwealth of Massachusetts Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
0.058% due 01/01/2016	250	263
Massachusetts College Building Authority Revenue Bonds, Series 2012
5.000% due 05/01/2026	3,910	4,832

		5,095

MICHIGAN 3.1%
Detroit Water and Sewerage Department, Michigan Revenue Bonds, Series 2012
5.250% due 07/01/2039	15,000	16,025
Detroit, Michigan Water Supply System Revenue Bonds, Series 2011
5.000% due 07/01/2036	2,500	2,595
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	1,315	1,162

		19,782

MISSOURI 1.0%
Kansas City, Missouri General Obligation Bonds, Series 2012
5.000% due 02/01/2023	1,555	1,953
Missouri Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	2,167
Missouri Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2014	1,035	1,106
5.000% due 11/01/2015	540	591
Missouri Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	150	150
Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 05/15/2017	100	111
Strother Interchange Transportation Development District, Missouri Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	494

		6,572

NEBRASKA 3.2%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.000% due 09/01/2042	2,000	2,097
5.250% due 09/01/2037	17,000	18,277

		20,374

NEW HAMPSHIRE 0.4%
New Hampshire Health & Education Facilities Authority Revenue Notes, Series 2007
5.000% due 07/01/2015	1,000	1,096
5.000% due 07/01/2017	1,075	1,227

		2,323

NEW JERSEY 1.5%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.000% due 11/01/2028	2,500	2,500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 04/01/2018	$535	$598
6.500% due 04/01/2031	500	597
New Jersey Economic Development Authority Revenue Bonds, Series 2012
5.000% due 06/15/2023	1,500	1,705
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.250% due 07/01/2035	3,500	3,904

		9,304

NEW MEXICO 0.6%
New Mexico Mortgage Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2008
5.000% due 07/01/2025	3,475	3,736

NEW YORK 26.1%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	5,000	5,773
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	9,000	10,030
5.750% due 02/15/2047	16,195	19,139
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	14,000	15,719
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2030	6,250	7,316
5.000% due 11/15/2047	12,000	13,306
Monroe County Industrial Development Corp., New York Revenue Notes, (FHA Insured), Series 2010
5.000% due 08/15/2017	800	939
New York City, New York General Obligation Bonds, Series 1993
0.170% due 08/01/2016	2,800	2,800
New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	4,300	5,134
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,000	2,385
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2023	5,300	6,621
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	4,145	4,375
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
0.180% due 06/15/2033	5,000	5,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2012
5.000% due 06/15/2045	17,000	19,349
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2027	5,990	7,179
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	5,000	5,653
5.000% due 11/15/2044	2,000	2,213
5.750% due 11/15/2051	15,000	17,691
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	620	622
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2025	2,500	3,062
5.000% due 03/15/2042	5,000	5,742

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2029	$4,000	$4,861

		164,909

NORTH CAROLINA 3.3%
New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	5,000	5,546
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2035	7,500	8,554
5.000% due 06/01/2036	2,500	2,759
5.000% due 10/01/2038	2,000	2,230
North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,800	2,116

		21,205

OHIO 4.1%
Hamilton County, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2042	13,500	14,306
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2029	6,245	7,083
University of Cincinnati, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2023	3,665	4,504

		25,893

OREGON 0.5%
Portland, Oregon Tax Allocation Bonds, Series 2011
4.750% due 06/15/2028	650	702
5.000% due 06/15/2029	1,000	1,102
5.000% due 06/15/2030	1,000	1,098
5.000% due 06/15/2031	500	546

		3,448

PENNSYLVANIA 3.5%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	625	643
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
2.700% due 04/01/2035	2,800	2,806
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012
5.000% due 11/01/2044	6,000	6,583
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2008
4.000% due 10/01/2023	1,000	1,052
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2015	765	794
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	1,057
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2042	3,000	3,188
Philadelphia, Pennsylvania Water & Sewer Revenue Bonds, Series 2011
5.000% due 01/01/2041	5,000	5,563
Wilkes-Barre Finance Authority, Pennsylvania Revenue Notes, Series 2010
4.000% due 11/01/2015	560	606

		22,292

56	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PUERTO RICO 0.2%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2011
5.000% due 08/01/2043	$1,000	$1,040

RHODE ISLAND 0.3%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,175	2,220

SOUTH CAROLINA 0.5%
Greenville County, South Carolina School District Revenue Bonds, (AGM Insured), Series 2006
5.000% due 12/01/2020	2,395	2,795
Piedmont Municipal Power Agency, South Carolina Revenue Notes, Series 2009
5.000% due 01/01/2015	250	271

		3,066

TENNESSEE 2.3%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,290
5.000% due 02/01/2024	1,400	1,499
5.000% due 02/01/2027	8,000	8,585

		14,374

TEXAS 4.2%
Alliance Airport Authority, Texas Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	1,078
Godley Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
5.250% due 02/15/2028	3,000	3,399
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.200% due 09/01/2031	1,200	1,200
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.875% due 05/15/2021	250	286
Houston, Texas Airport System Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	1,004
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	800	917

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
North Texas Health Facilities Development Corp. Revenue Bonds, (AGM Insured), Series 2007
5.000% due 09/01/2020	$895	$1,003
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	1,500	1,822
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,397
5.250% due 12/15/2022	3,000	3,349
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
5.625% due 12/15/2017	2,500	2,770
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2010
7.000% due 06/30/2040	3,000	3,672
Texas Water Development Board Revenue Bonds, Series 2007
0.220% due 07/15/2019	2,275	2,275
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (f)	1,400	1,613

		26,785

UTAH 0.8%
Murray, Utah Revenue Bonds, Series 2005
0.190% due 05/15/2037	4,920	4,920

VIRGINIA 2.0%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2012
5.000% due 05/15/2040	6,490	7,313
Prince William County, Virginia Industrial Development Authority Revenue Bonds, Series 2011
5.125% due 09/01/2041	2,000	2,197
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2012
5.000% due 03/15/2025	2,535	3,161

		12,671

WASHINGTON 1.6%
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032	4,220	4,385
Washington Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	830	842

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2025	$3,000	$3,718
Yakima County, Washington School District No. 28 West Valley General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2023	1,220	1,359

		10,304

WISCONSIN 0.4%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2032	580	630
Wisconsin Housing & Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2002
4.700% due 11/01/2012	190	190
5.350% due 11/01/2022	700	701
Wisconsin State General Obligation Notes, Series 2008
4.750% due 05/01/2018	755	766

		2,287

Total Municipal Bonds & Notes (Cost $552,138)		592,544

SHORT-TERM INSTRUMENTS 5.0%

REPURCHASE AGREEMENTS 4.9%
State Street Bank and Trust Co.
0.010% due 10/01/2012	31,076	31,076

(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 06/04/2015 valued at $31,702. Repurchase proceeds are $31,076.)

U.S. TREASURY BILLS 0.1%
0.189% due 08/22/2013 (b)	540	539

Total Short-Term Instruments (Cost $31,615)		31,615

Total Investments 98.6% (Cost $583,753)		$624,159

Other Assets and Liabilities (Net) 1.4%		8,585

Net Assets 100.0%		$632,744

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Securities with an aggregate market value of $539 have been pledged as collateral as of September 30, 2012 for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(c)	Cash of $848 has been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond December Futures	Short	12/2012	285	$(281)

(d)	Centrally cleared swap agreements outstanding on September 30, 2012:

Cash of $3,476 has been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	$	34,000	$(1,322)	$(2,357)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	57

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)

(e)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
MCDX 5-Year Index	CBK	(1.000%	)	12/20/2016	$	8,300	$141	$190	$(49)
MCDX 5-Year Index	JPM	(1.000%	)	12/20/2016		16,300	277	400	(123)

							$418	$590	$(172)

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2005	GST	0.650%	06/20/2018	1.799%	$	5,000	$(278)	$0	$(278)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Restricted securities as of September 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,475	$1,613	0.25%

(g)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Municipal Bonds & Notes
Alabama	$0	$6,908	$0	$6,908
California	0	86,001	0	86,001
Colorado	0	15,312	0	15,312
Connecticut	0	7,653	0	7,653
Florida	0	24,607	0	24,607
Georgia	0	32,614	0	32,614
Illinois	0	14,818	0	14,818
Indiana	0	9,123	0	9,123
Kansas	0	6,925	0	6,925
Louisiana	0	5,409	0	5,409
Maryland	0	574	0	574
Massachusetts	0	5,095	0	5,095
Michigan	0	19,782	0	19,782
Missouri	0	6,572	0	6,572
Nebraska	0	20,374	0	20,374
New Hampshire	0	2,323	0	2,323
New Jersey	0	9,304	0	9,304

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
New Mexico	$0	$3,736	$0	$3,736
New York	0	164,909	0	164,909
North Carolina	0	21,205	0	21,205
Ohio	0	25,893	0	25,893
Oregon	0	3,448	0	3,448
Pennsylvania	0	22,292	0	22,292
Puerto Rico	0	1,040	0	1,040
Rhode Island	0	2,220	0	2,220
South Carolina	0	3,066	0	3,066
Tennessee	0	14,374	0	14,374
Texas	0	26,785	0	26,785
Utah	0	4,920	0	4,920
Virginia	0	12,671	0	12,671
Washington	0	10,304	0	10,304
Wisconsin	0	2,287	0	2,287
Short-Term Instruments
Repurchase Agreements	0	31,076	0	31,076
U.S. Treasury Bills	0	539	0	539
	$0	$624,159	$0	$624,159

58	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Liabilities
Credit Contracts	$0	$(450)	$0	$(450)
Interest Rate Contracts	(281)	(2,357)	0	(2,638)
	$(281)	$(2,807)	$0	$(3,088)

Totals	$(281)	$621,352	$0	$621,071

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(h)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$170	$170

Liabilities:
Unrealized depreciation on OTC swap agreements	$0	$450	$0	$0	$0	$450

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized (Loss) on Derivatives:
Net realized (loss) on futures contracts	$0	$0	$0	$0	$(3,300)	$(3,300)
Net realized (loss) on swaps	0	(110)	0	0	0	(110)

	$0	$(110)	$0	$0	$(3,300)	$(3,410)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$41	$41
Net change in unrealized (depreciation) on swaps	0	(138)	0	0	(2,357)	(2,495)

	$0	$(138)	$0	$0	$(2,316)	$(2,454)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative (depreciation) of $(281) and open centrally cleared swaps cumulative (depreciation) of $(2,357) as reported in the Notes to Schedule of Investments.

(i)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
CBK	$141	$(260)	$(119)
GST	(278)	539	261
JPM	277	(390)	(113)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	59

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 98.1%

ARIZONA 2.9%
Tucson, Arizona Revenue Bonds, Series 2012
5.000% due 07/01/2024	$100	$121

CALIFORNIA 2.6%
Irvine, California Special Assessment Notes, Series 2012
4.000% due 09/02/2021	100	109

FLORIDA 8.4%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2012
5.000% due 06/01/2019	200	234
Palm Beach County, Florida Revenue Bonds, Series 2012
5.000% due 06/01/2023	100	124

		358

ILLINOIS 2.5%
Illinois State Revenue Notes, Series 2012
5.000% due 06/15/2014	100	108

INDIANA 2.9%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, Series 2010
5.000% due 01/15/2019	100	121

MICHIGAN 2.9%
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2019	100	125

MINNESOTA 2.8%
Northern Municipal Power Agency, Minnesota Revenue Notes, (AGC Insured), Series 2008
5.000% due 01/01/2018	100	120

MISSOURI 2.9%
Missouri Development Finance Board Revenue Notes, Series 2012
5.000% due 12/01/2020	100	122

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW HAMPSHIRE 2.8%
Merrimack County, New Hampshire General Obligation Bonds, Series 2012
5.000% due 12/01/2022	$100	$119

NEW YORK 18.1%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2030	100	117
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2023	100	125
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2012
1.350% due 01/01/2036	200	202
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2023	100	126
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 03/15/2032	170	200

		770

NORTH CAROLINA 9.8%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 10/01/2027	200	233
North Carolina State Revenue Bonds, Series 2011
5.000% due 05/01/2026	150	183

		416

OHIO 5.7%
American Municipal Power Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	200	241

OKLAHOMA 2.8%
Grand River Dam Authority, Oklahoma Revenue Notes, (BHAC Insured), Series 2008
5.000% due 06/01/2017	100	118

PENNSYLVANIA 2.4%
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
2.700% due 04/01/2035	100	100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 14.0%
Harris County, Texas Metropolitan Transit Authority Revenue Notes, Series 2011
5.000% due 11/01/2018	$100	$123
Katy Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2020	100	124
North Central Texas Health Facility Development Corp. Revenue Bonds, Series 2012
5.000% due 08/15/2027	200	233
North Texas Tollway Authority Revenue Bonds, Series 2012
5.000% due 01/01/2028 (a)	100	116

		596

VIRGINIA 3.0%
Virginia Resources Authority Revenue Bonds, Series 2012
5.000% due 11/01/2023	100	128

WASHINGTON 5.6%
Central Puget Sound Regional Transit Authority, Washington Revenue Notes, Series 2012
5.000% due 11/01/2021	100	127
Washington State General Obligation Notes, (AMBAC Insured), Series 2005
5.000% due 01/01/2015	100	110

		237

WISCONSIN 6.0%
Wisconsin State General Obligation Notes, Series 2011
5.000% due 05/01/2020	100	125
Wisconsin State Revenue Bonds, Series 2012
5.000% due 06/01/2023	100	131

		256

Total Municipal Bonds & Notes (Cost $4,082)		4,165

Total Investments 98.1% (Cost $4,082)		$4,165

Other Assets and Liabilities (Net) 1.9%		80

Net Assets 100.0%		$4,245

60	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Notes to Schedule of Investments (amounts in thousands):

(a)	When-issued security.
(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Municipal Bonds & Notes
Arizona	$0	$121	$0	$121
California	0	109	0	109
Florida	0	358	0	358
Illinois	0	108	0	108
Indiana	0	121	0	121
Michigan	0	125	0	125
Minnesota	0	120	0	120
Missouri	0	122	0	122

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
New Hampshire	$0	$119	$0	$119
New York	0	770	0	770
North Carolina	0	416	0	416
Ohio	0	241	0	241
Oklahoma	0	118	0	118
Pennsylvania	0	100	0	100
Texas	0	596	0	596
Virginia	0	128	0	128
Washington	0	237	0	237
Wisconsin	0	256	0	256
	$0	$4,165	$0	$4,165

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	61

Schedule of Investments PIMCO New York Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 93.4%

CALIFORNIA 0.1%
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	$215	$247

NEW YORK 93.3%
Amherst Development Corp., New York Revenue Notes, (AGM Insured), Series 2010
4.000% due 10/01/2016	1,135	1,235
Babylon Industrial Development Agency, New York Revenue Notes, Series 2009
5.000% due 01/01/2018	1,000	1,118
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.375% due 07/15/2043	750	870
Buffalo Fiscal Stability Authority, New York Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 09/01/2014	1,040	1,119
Build NYC Resource Corp., New York Revenue Bonds, Series 2012
5.000% due 08/01/2032	1,000	1,140
5.000% due 08/01/2042	2,000	2,230
East Rochester Housing Authority, New York Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	96
Erie County, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2004
5.750% due 05/01/2025	1,000	1,086
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2011
4.625% due 07/01/2036	1,700	1,814
5.000% due 07/01/2041	1,500	1,640
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	7,000	8,273
Long Island Power Authority, New York Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 09/01/2023	1,000	1,132
Long Island Power Authority, New York Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,451
Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,779
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	1,000	1,220
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	1,063
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2009
5.000% due 11/15/2034	2,500	2,823
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,368
Monroe County Industrial Development Corp., New York Revenue Notes, (FHA Insured), Series 2010
5.000% due 02/15/2016	1,335	1,504
Nassau County, New York Interim Finance Authority Revenue Bonds, Series 2009
5.000% due 11/15/2020	2,000	2,385
New Rochelle City School District, New York General Obligation Notes, (AGC Insured), Series 2010
5.000% due 12/01/2017	1,000	1,197
New York City, New York General Obligation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2018	500	570

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City, New York General Obligation Bonds, Series 2005
5.000% due 08/01/2022	$1,770	$1,970
New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	1,146
New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,188
5.000% due 10/01/2019	2,300	2,746
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2021	500	605
5.000% due 08/01/2023	2,200	2,624
New York City, New York Health & Hospital Corp. Revenue Notes, Series 2010
5.000% due 02/15/2019	1,000	1,188
New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	605
New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 01/01/2046	500	509
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	750	792
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	835	858
5.500% due 01/01/2016	1,000	1,094
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008
5.875% due 06/15/2035	1,000	1,232
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2027	3,500	4,195
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
5.000% due 04/01/2028	2,540	2,959
New York City, New York Trust for Cultural Resources Revenue Notes, Series 2010
5.000% due 10/01/2017	1,000	1,201
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	1,920	2,269
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,106
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,000	8,256
New York Local Government Assistance Corp. Revenue Bonds, Series 2008
5.000% due 04/01/2019	2,500	3,024
New York Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	562
New York State Dormitory Authority Revenue Bonds, (BHAC/CR Insured), Series 2001
5.000% due 01/15/2026	1,000	1,107
New York State Dormitory Authority Revenue Bonds, (BHAC/CR/NPFGC Insured), Series 2007
5.000% due 02/15/2027	1,000	1,251
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 10/01/2030	750	753
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 07/01/2021	1,000	1,233

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	$750	$809
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,186
5.000% due 07/01/2026	500	544
New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,141
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	2,500	2,822
5.000% due 07/01/2038	1,000	1,102
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,145
5.500% due 05/01/2037	400	456
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2035	500	567
5.500% due 07/01/2040	1,000	1,147
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	5,000	5,416
6.000% due 07/01/2040	500	586
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 07/01/2042	5,500	6,298
New York State Dormitory Authority Revenue Notes, (SONYMA Insured) Series 2010
4.000% due 07/01/2016	845	916
New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,863
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 07/01/2015	1,000	1,122
New York State Dormitory Authority Revenue Notes, Series 2009
5.000% due 07/01/2018	1,000	1,198
New York State Dormitory Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	1,000	1,119
5.000% due 07/01/2019	750	875
New York State Environmental Facilities Corp. Revenue Bonds, Series 2004
5.000% due 06/15/2023	2,000	2,138
New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,640
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	3,200	3,784
New York State Housing Finance Agency Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	1,096
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2005
4.750% due 01/01/2029	2,000	2,153
New York State Urban Development Corp. Revenue Bonds, (AGM Insured), Series 2007
5.000% due 01/01/2019	2,000	2,345
New York State Urban Development Corp. Revenue Notes, Series 2009
5.000% due 12/15/2015	1,000	1,143
Niagara County, New York Industrial Development Agency Revenue Bonds, (GNMA/FHA Insured), Series 2006
5.000% due 07/20/2038	490	502

62	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Oneida County, New York Industrial Development Agency Revenue Bonds, Series 2008
5.000% due 09/15/2028	$2,640	$3,001
Onondaga County, New York Revenue Notes, Series 2010
5.000% due 12/01/2019	250	302
Port Authority of New York & New Jersey Revenue Bonds, (AGM Insured), Series 2006
4.750% due 12/01/2026	3,000	3,248
Port Authority of New York & New Jersey Revenue Notes, Series 2010
5.000% due 12/01/2020	1,000	1,133
Rensselaer Municipal Leasing Corp., New York Revenue Notes, Series 2009
5.000% due 06/01/2019	1,000	1,047
Sales Tax Asset Receivable Corp., New York Revenue Bonds, (NPFGC Insured), Series 2004
5.250% due 10/15/2018	1,000	1,099
Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	400	467
St. Lawrence County, New York Industrial Development Agency Revenue Notes, Series 2009
4.000% due 10/01/2014	1,500	1,583

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tobacco Settlement Financing Corp., New York Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 06/01/2022	$1,000	$1,033
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2008
5.000% due 11/15/2021	1,860	2,222
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	4,000	4,885
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	5,000	5,528
Troy Industrial Development Authority, New York Revenue Bonds, Series 2002
5.200% due 04/01/2037	2,750	3,098
TSASC, Inc. New York Revenue Bonds, Series 2006
5.000% due 06/01/2034	2,000	1,583

		161,928

Total Municipal Bonds & Notes (Cost $145,373)		162,175

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.7%

REPURCHASE AGREEMENTS 4.7%
State Street Bank and Trust Co.
0.010% due 10/01/2012	$8,162	$8,162

(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 1.000% due 03/31/2017 valued at $8,328. Repurchase proceeds are $8,162.)

Total Short-Term Instruments (Cost $8,162)		8,162

Total Investments 98.1% (Cost $153,535)		$170,337

Other Assets and Liabilities (Net) 1.9%		3,232

Net Assets 100.0%		$173,569

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Cash of $316 has been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond December Futures	Short	12/2012	95	$(94)

(b)	Centrally cleared swap agreements outstanding on September 30, 2012:

Cash of $1,029 has been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	$10,000	$(389)	$(693)

(c)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Premiums Paid	Unrealized (Depreciation)
MCDX 5-Year Index	CBK	(1.000%	)	12/20/2016	$	2,600	$45	$60	$(15)
MCDX 5-Year Index	JPM	(1.000%	)	12/20/2016		5,100	86	125	(39)

							$131	$185	$(54)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	63

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)

September 30, 2012 (Unaudited)

(d)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Municipal Bonds & Notes
California	$0	$247	$0	$247
New York	0	161,928	0	161,928
Short-Term Instruments
Repurchase Agreements	0	8,162	0	8,162

	$0	$170,337	$0	$170,337

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Liabilities
Credit Contracts	$0	$(54)	$0	$(54)
Interest Rate Contracts	(94)	(693)	0	(787)

	$(94)	$(747)	$0	$(841)

Totals	$(94)	$169,590	$0	$169,496

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(e)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$51	$51

Liabilities:
Unrealized depreciation on OTC swap agreements	$0	$54	$0	$0	$0	$54

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized (Loss) on Derivatives:
Net realized (loss) on futures contracts	$0	$0	$0	$0	$(1,109)	$(1,109)
Net realized (loss) on swaps	0	(40)	0	0	0	(40)

	$0	$(40)	$0	$0	$(1,109)	$(1,149)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$23	$23
Net change in unrealized (depreciation) on swaps	0	(15)	0	0	(693)	(708)

	$0	$(15)	$0	$0	$(670)	$(685)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative (depreciation) of $(94) and open centrally cleared swaps cumulative (depreciation) of $(693) as reported in the Notes to Schedule of Investments.

(f)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
CBK	$45	$0	$45
JPM	86	0	86

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

64	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Short Duration Municipal Income Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 95.6%

ALABAMA 0.2%
Jefferson County, Alabama Revenue Notes, Series 2004
5.250% due 01/01/2013	$700	$700

ARIZONA 3.6%
Arizona Sports & Tourism Authority Revenue Notes, Series 2012
4.000% due 07/01/2016	1,105	1,220
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Notes, Series 2011
4.000% due 12/01/2014	12,400	13,354

		14,574

ARKANSAS 0.4%
University of Arkansas Revenue Notes, Series 2009
3.000% due 11/01/2012	200	200
University of Arkansas Revenue Notes, Series 2010
3.000% due 12/01/2012	1,295	1,301

		1,501

CALIFORNIA 11.1%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.086% due 04/01/2045	2,500	2,506
California Educational Facilities Authority Revenue Notes, Series 2010
0.980% due 10/01/2015	910	914
California Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	750	801
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	1,095	1,189
California Pollution Control Financing Authority Revenue Bonds, Series 1996
0.160% due 11/01/2026	3,300	3,300
California State Department of Water Resources Revenue Notes, Series 2011
5.000% due 05/01/2015	3,000	3,352
California State General Obligation Notes, Series 2007
5.000% due 11/01/2013	1,010	1,061
California State General Obligation Notes, Series 2010
4.000% due 11/01/2013	500	520
California Statewide Communities Development Authority Revenue Notes, Series 2009
5.000% due 06/15/2013	1,150	1,188
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	410	424
6.250% due 06/01/2033	2,015	2,095
Irvine, California Special Assessment Bonds, Series 1994
0.170% due 09/02/2020	178	178
Los Angeles Unified School District, California General Obligation Notes, Series 2011
4.000% due 07/01/2014	6,000	6,384
Metropolitan Water District of Southern California Revenue Bonds, Series 2004
0.180% due 07/01/2023	2,105	2,105
Morgan Hill Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	3,490
San Francisco, California City & County Public Utilities Commission Water Revenue Notes, Series 2009
5.000% due 11/01/2012	3,000	3,011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2007
5.000% due 08/01/2013	$480	$492
San Jose Evergreen Community College District, California General Obligation Notes, Series 2012
3.000% due 08/01/2013	1,500	1,535
San Mateo Joint Powers Financing Authority, California Revenue Notes, Series 2009
5.000% due 07/15/2013	1,000	1,037
Santaluz Community Facilities District No. 2, California Special Tax Notes, Series 2011
3.000% due 09/01/2014	1,000	1,029
3.000% due 09/01/2015	1,115	1,153
South Placer Wastewater Authority, California Revenue Notes, Series 2011
1.010% due 11/01/2014	3,400	3,404
University of California Revenue Notes, Series 2010
5.000% due 05/15/2016	1,000	1,156
Visalia Unified School District, California General Obligation Notes, Series 2010
4.000% due 08/01/2013	1,765	1,811

		44,135

COLORADO 1.0%
Colorado Educational & Cultural Facilities Authority Revenue Notes, Series 2010
5.000% due 09/01/2013	2,145	2,227
Colorado Health Facilities Authority Revenue Bonds, Series 2009
5.000% due 07/01/2039	300	301
Denver Health & Hospital Authority, Colorado Revenue Notes, Series 2010
4.000% due 12/01/2012	425	427
El Paso County, Colorado Revenue Notes, Series 2010
5.000% due 02/01/2013	1,200	1,218

		4,173

CONNECTICUT 1.4%
Connecticut State Development Authority Revenue Bonds, Series 2011
1.250% due 09/01/2028	4,000	4,022
Connecticut State General Obligation Notes, (NPFGC Insured), Series 2004
5.000% due 12/01/2013	625	659
Connecticut State Health & Educational Facility Authority Revenue Notes, Series 2012
3.000% due 07/01/2017	500	540
University of Connecticut Revenue Notes, (NPFGC Insured), Series 2004
5.000% due 01/15/2013	550	558

		5,779

DISTRICT OF COLUMBIA 0.1%
District of Columbia Certificates of Participation Notes, (NPFGC/FGIC Insured), Series 2006
5.000% due 01/01/2013	150	151
District of Columbia Revenue Notes, Series 2011
3.000% due 04/01/2014	250	259

		410

FLORIDA 5.8%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2010
1.930% due 06/01/2013	3,000	3,019

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2012
5.000% due 06/01/2016	$5,000	$5,636
Florida Municipal Power Agency Revenue Notes, Series 2011
2.125% due 04/01/2014	175	179
2.250% due 04/01/2013	250	252
3.000% due 10/01/2013	175	179
3.000% due 10/01/2014	125	130
Florida State Department of Transportation Revenue Notes, Series 2007
5.000% due 07/01/2013	1,000	1,032
JEA Electric System, Florida Revenue Notes, Series 2009
5.000% due 10/01/2013	1,500	1,570
Lakeland, Florida Energy System Revenue Notes, Series 2012
0.930% due 10/01/2017	7,000	6,990
Miami-Dade County, Florida General Obligation Notes, Series 2010
5.000% due 07/01/2014	1,000	1,079
Orlando Utilities Commission, Florida Revenue Notes, Series 2010
5.000% due 10/01/2013	1,000	1,046
Palm Beach County, Florida Revenue Notes, Series 2012
5.000% due 06/01/2016	1,600	1,848

		22,960

GEORGIA 3.4%
Atlanta, Georgia General Obligation Notes, (AGC Insured), Series 2009
5.000% due 12/01/2012	1,450	1,460
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.300% due 10/01/2032	1,500	1,532
Burke County, Georgia Development Authority Revenue Bonds, Series 2008
1.400% due 11/01/2048	4,000	4,042
Burke County, Georgia Development Authority Revenue Bonds, Series 2012
1.750% due 12/01/2049	3,000	3,042
DeKalb County Hospital Authority, Georgia Revenue Notes, Series 2010
3.500% due 09/01/2013	35	36
4.000% due 09/01/2014	40	42
Monroe County, Georgia Development Authority Revenue Bonds, Series 2010
2.125% due 06/01/2049	3,000	3,025
Municipal Electric Authority of Georgia Revenue Notes, Series 2011
3.000% due 01/01/2014	225	232

		13,411

HAWAII 0.1%
Hawaii Pacific Health Revenue Notes, Series 2010
5.000% due 07/01/2014	475	509

ILLINOIS 6.0%
Chicago Board of Education, Illinois General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 12/01/2015	2,500	2,385
Chicago Board of Education, Illinois General Obligation Notes, (AGM Insured), Series 2006
5.000% due 12/01/2014	300	327
Chicago, Illinois General Obligation Bonds, Series 2003
0.200% due 01/01/2034	2,770	2,770

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	65

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chicago, Illinois General Obligation Notes, (AGM Insured), Series 2005
5.000% due 01/01/2015	$200	$218
Chicago, Illinois O’Hare International Airport Revenue Notes, Series 2010
4.000% due 01/01/2013	400	404
Chicago, Illinois O’Hare International Airport Revenue Notes, Series 2011
3.000% due 01/01/2015	1,000	1,048
Chicago, Illinois Waterworks Revenue Notes, Series 2012
5.000% due 11/01/2017	1,000	1,195
5.000% due 11/01/2018	1,160	1,410
Illinois Finance Authority Revenue Bonds, Series 2010
2.125% due 03/01/2030	500	510
Illinois Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,005
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	1,000	1,155
Illinois State Revenue Notes, Series 2012
5.000% due 06/15/2014	4,400	4,740
Illinois State Toll Highway Authority Revenue Notes, (AGM Insured), Series 2005
5.000% due 01/01/2014	500	525
Kane County, Illinois Community Unit School District No. 34 Geneva General Obligation Notes, (NPFGC/FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	981
Kendall, Kane & Will Counties Community Unit School District No. 308, Illinois General Obligation Notes, (AGM Insured), Series 2003
0.000% due 10/01/2012	2,000	2,000
Melrose Park Village, Illinois General Obligation Bonds, (NPFGC Insured), Series 2004
6.750% due 12/15/2016	100	116
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
4.000% due 06/01/2013	2,250	2,300
Rockford Park District, Illinois General Obligation Notes, Series 2010
2.000% due 12/15/2012	185	186
2.000% due 12/30/2012	150	151
University of Illinois Revenue Notes, Series 2010
4.000% due 04/01/2013	525	534

		23,960

INDIANA 0.7%
Boone County, Indiana Hospital Association Revenue Notes, Series 2010
4.000% due 01/15/2013	450	454
Indiana Finance Authority Revenue Notes, Series 2010
2.000% due 10/01/2012	455	455
3.000% due 10/01/2013	640	653
Indiana University Revenue Notes, Series 2010
4.000% due 08/01/2013	430	443
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, Series 2010
2.000% due 01/15/2013	1,000	1,005

		3,010

IOWA 0.4%
Iowa State University of Science & Technology Revenue Notes, Series 2009
3.000% due 01/01/2013	1,775	1,778

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KANSAS 0.2%
Kansas Development Finance Authority Revenue Notes, Series 2010
2.000% due 11/01/2012	$200	$200
Kansas Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	500	522

		722

KENTUCKY 0.7%
Kentucky Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 07/01/2013	500	520
Kentucky Turnpike Authority Revenue Notes, Series 2010
2.500% due 07/01/2013	1,075	1,093
Pikeville, Kentucky Revenue Notes, Series 2011
4.000% due 03/01/2014	1,220	1,261

		2,874

LOUISIANA 0.9%
Jefferson Parish Finance Authority, Louisiana Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
5.700% due 06/01/2039	2,405	2,617
Louisiana Public Facilities Authority Revenue Notes, Series 2010
3.000% due 11/01/2013	840	851

		3,468

MAINE 0.4%
Maine Health & Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2013	1,395	1,419

MARYLAND 0.8%
University System of Maryland Revenue Bonds, Series 2003
1.500% due 07/01/2023	3,000	3,023

MASSACHUSETTS 3.9%
Commonwealth of Massachusetts General Obligation Bonds, (AGM Insured), Series 2006
2.288% due 11/01/2019	1,500	1,556
Commonwealth of Massachusetts General Obligation Notes, Series 2007
5.000% due 11/01/2015	1,980	2,254
Commonwealth of Massachusetts General Obligation Notes, Series 2010
4.000% due 06/01/2013	2,000	2,051
Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
5.250% due 01/01/2025	250	265
Commonwealth of Massachusetts Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
0.058% due 01/01/2016	2,700	2,843
Massachusetts Development Finance Agency Revenue Notes, Series 2012
2.000% due 10/01/2014	1,425	1,456
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2000
2.200% due 11/01/2030	2,100	2,120
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2005
0.230% due 07/01/2040	2,925	2,925

		15,470

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MICHIGAN 3.5%
Hamilton Community School District, Michigan General Obligation Notes, (AGM/Q-SBLF Insured), Series 2005
5.000% due 05/01/2013	$650	$667
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2017	5,000	6,004
Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	680	683
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	5,000	5,073
Michigan State Trunk Line Revenue Notes, Series 2012
5.000% due 11/15/2017	500	599
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	580	513
Royal Oak Hospital Finance Authority, Michigan Revenue Notes, Series 2009
4.000% due 08/01/2013	500	510

		14,049

MINNESOTA 1.0%
Dilworth Glyndon Felton Independent School District No. 2164, Minnesota General Obligation Notes, Series 2007
4.000% due 02/01/2013	215	218
Minnesota Higher Education Facilities Authority Revenue Notes, Series 2010
3.000% due 10/01/2012	200	200
3.000% due 10/01/2013	750	765
4.000% due 03/01/2013	205	208
4.000% due 03/01/2014	210	219
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	2,150	2,489

		4,099

MISSISSIPPI 0.1%
De Soto County, Mississippi General Obligation Notes, Series 2009
3.000% due 11/01/2012	250	251

MISSOURI 0.7%
Missouri Development Finance Board Revenue Notes, Series 2012
4.000% due 12/01/2016	1,000	1,122
Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2010
4.000% due 11/15/2012	1,750	1,756

		2,878

NEVADA 0.1%
Clark County, Nevada School District General Obligation Notes, (NPFGC/FGIC Insured), Series 2005
5.000% due 06/15/2013	250	258

NEW HAMPSHIRE 0.3%
Merrimack County, New Hampshire General Obligation Notes, Series 2012
4.000% due 12/01/2016	1,020	1,128

NEW JERSEY 1.5%
New Jersey Building Authority Revenue Notes, Series 2011
5.000% due 06/15/2016	1,500	1,729

66	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Jersey Economic Development Authority Revenue Notes, (AGM Insured), Series 2008
5.000% due 03/01/2014	$500	$532
New Jersey Economic Development Authority Revenue Notes, Series 2010
4.000% due 06/01/2013	1,290	1,321
New Jersey Economic Development Authority Revenue Notes, Series 2012
5.000% due 06/15/2014	750	798
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2001
5.750% due 12/15/2014	1,465	1,628

		6,008

NEW YORK 16.7%
Build NYC Resource Corp., New York Revenue Notes, Series 2012
4.000% due 08/01/2014	940	994
4.000% due 08/01/2015	700	756
5.000% due 08/01/2016	800	910
5.000% due 08/01/2017	650	753
Long Island Power Authority, New York Revenue Notes, (NPFGC Insured), Series 2006
0.000% due 09/01/2015	5,000	5,133
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002
5.250% due 11/15/2012	90	91
Metropolitan Transportation Authority, New York Revenue Notes, Series 2006
5.000% due 11/15/2013	1,205	1,268
5.000% due 11/15/2015	140	158
New York City, New York General Obligation Bonds, Series 1993
0.170% due 08/01/2020	2,200	2,200
0.170% due 08/01/2021	1,375	1,375
New York City, New York General Obligation Notes, Series 2009
5.000% due 08/01/2015	7,680	8,658
New York City, New York General Obligation Notes, Series 2010
2.500% due 08/01/2013	3,000	3,057
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.248% due 03/01/2022	8,000	7,329
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
0.180% due 06/15/2043	2,725	2,725
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2002
0.220% due 11/01/2022	3,455	3,455
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Notes, Series 2005
5.000% due 11/01/2013	2,000	2,103
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2012
1.350% due 01/01/2036	4,400	4,447
New York Liberty Development Corp. Revenue Bonds, Series 2011
0.250% due 12/01/2049	5,000	5,000
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 03/15/2013	1,400	1,430
New York State Dormitory Authority Revenue Notes, Series 2010
3.500% due 10/01/2013	150	155
3.750% due 10/01/2014	295	313
5.000% due 07/01/2013	1,100	1,138

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York State Dormitory Authority Revenue Notes, Series 2012
3.000% due 05/15/2014	$1,000	$1,042
New York State Energy Research & Development Authority Revenue Notes, Series 2011
2.125% due 03/15/2015	4,500	4,614
New York State General Obligation Notes, Series 2003
4.000% due 06/15/2013	500	513
New York State Thruway Authority Revenue Bonds, Series 2007
5.000% due 04/01/2017	100	118
New York State Thruway Authority Revenue Notes, Series 2012
4.000% due 04/01/2015	2,000	2,174
New York State Urban Development Corp. Revenue Notes, Series 2009
5.000% due 12/15/2013	1,000	1,057
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2010
4.000% due 11/15/2038	1,000	1,004
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2012
4.000% due 11/15/2016	500	566
Westchester County Healthcare Corp., New York Revenue Notes, Series 2010
5.000% due 11/01/2012	2,000	2,007

		66,543

NORTH CAROLINA 1.4%
Charlotte, North Carolina Certificates of Participation Notes, Series 2009
4.000% due 06/01/2014	300	318
Durham County, North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue Notes, Series 2010
3.000% due 02/01/2013	1,085	1,093
North Carolina Eastern Municipal Power Agency Revenue Notes, Series 2009
3.000% due 01/01/2013	1,040	1,046
North Carolina Eastern Municipal Power Agency Revenue Notes, Series 2012
5.000% due 01/01/2016	1,340	1,524
North Carolina Medical Care Commission Revenue Notes, Series 2010
3.000% due 10/01/2012	600	600
Raleigh Durham Airport Authority, North Carolina Revenue Notes, Series 2010
3.000% due 05/01/2013	1,000	1,016

		5,597

OHIO 3.5%
Allen County, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2013	1,000	1,042
American Municipal Power Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2017	1,000	1,157
American Municipal Power, Inc. Ohio Revenue Notes, Series 2007
5.000% due 02/01/2013	1,800	1,825
Bowling Green State University, Ohio Revenue Notes, Series 2010
3.000% due 06/01/2014	500	520
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2030	940	777
Cleveland, Ohio General Obligation Notes, Series 2012
4.000% due 12/01/2015	1,000	1,096

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hamilton County, Ohio General Obligation Notes, Series 2005
5.000% due 12/01/2013	$630	$662
Kent State University, Ohio Revenue Notes, Series 2012
4.000% due 05/01/2016	1,000	1,104
Ohio Higher Educational Facility Commission Revenue Notes, Series 2009
5.000% due 10/01/2014	1,060	1,151
Ohio Higher Educational Facility Commission Revenue Notes, Series 2012
5.000% due 01/01/2017	2,000	2,339
Ohio State Building Authority Revenue Notes, Series 2011
5.000% due 10/01/2014	2,035	2,207

		13,880

OREGON 0.2%
Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	435	435
Oregon State Facilities Authority Revenue Notes, Series 2010
5.000% due 03/15/2013	500	510

		945

PENNSYLVANIA 5.7%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2010
1.230% due 05/15/2038	2,000	2,005
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
5.000% due 05/15/2014	1,000	1,072
Beaver County, Pennsylvania Hospital Authority Revenue Notes, Series 2012
5.000% due 05/15/2017	1,460	1,693
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2006
2.200% due 01/01/2035	3,500	3,501
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
2.700% due 04/01/2035	2,100	2,104
Centre County, Pennsylvania Hospital Authority Revenue Notes, Series 2011
3.000% due 11/15/2013	135	138
Chester County, Pennsylvania Health & Education Facilities Authority Revenue Notes, Series 2010
3.000% due 05/15/2013	1,450	1,473
Commonwealth of Pennsylvania General Obligation Notes, Series 2007
5.000% due 08/01/2013	5,000	5,198
Delaware County, Pennsylvania Authority Revenue Bonds, (NPFGC Insured), Series 1998
5.500% due 12/01/2013	395	417
Delaware County, Pennsylvania Authority Revenue Notes, Series 2010
3.000% due 10/01/2012	350	350
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2009
3.000% due 06/15/2013	800	815
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2010
2.250% due 07/01/2013	225	228
4.000% due 07/01/2013	535	546
Philadelphia, Pennsylvania Airport Revenue Notes, Series 2010
5.000% due 06/15/2014	945	1,014

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	67

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Philadelphia, Pennsylvania Water & Sewer Revenue Notes, Series 2010
4.000% due 06/15/2013	$2,000	$2,051

		22,605

SOUTH CAROLINA 0.5%
South Carolina State General Obligation Notes, Series 2012
5.000% due 04/01/2016	1,750	2,025

TENNESSEE 2.2%
Memphis, Tennessee General Obligation Notes, Series 2010
5.000% due 05/01/2013	1,000	1,028
Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facilities Board Revenue Notes, Series 2012
4.000% due 10/01/2013	2,400	2,490
5.000% due 10/01/2017	2,000	2,421
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 09/01/2015	2,450	2,665

		8,604

TEXAS 6.3%
Arlington, Texas Water & Wastewater System Revenue Notes, Series 2010
4.000% due 06/01/2013	1,000	1,025
Austin, Texas Electric Utility Revenue Notes, Series 2010
2.000% due 11/15/2012	1,000	1,002
Brazosport Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2004
4.000% due 02/15/2013	150	152
Clifton Higher Education Finance Corp., Texas Revenue Notes, Series 2010
2.900% due 12/01/2012	455	456
3.200% due 12/01/2013	600	610
Comal Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2006
4.000% due 02/01/2013	100	101
Dallas-Fort Worth International Airport Facilities Improvement Corp., Texas Revenue Notes, Series 2009
4.000% due 11/01/2012	1,000	1,003
5.000% due 11/01/2013	900	945
Harris County, Texas Metropolitan Transit Authority Revenue Notes, Series 2011
5.000% due 11/01/2015	5,560	6,310
Harrison County, Texas Health Facilities Development Corp. Revenue Notes, Series 2010
4.000% due 07/01/2013	500	510
Houston Community College System, Texas General Obligation Notes, Series 2011
4.000% due 02/15/2014	1,500	1,574
Houston, Texas Airport System Revenue Notes, (NPFGC/FGIC Insured), Series 2007
4.000% due 07/01/2013	250	256
Houston, Texas Utility System Revenue Notes, Series 2011
5.000% due 11/15/2014	2,000	2,193
Laredo Community College District, Texas Revenue Notes, (AGM Insured), Series 2010
3.000% due 08/01/2013	175	178
Laredo, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 02/15/2013	815	826

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lower Colorado River Authority, Texas Revenue Notes, Series 2010
4.000% due 05/15/2013	$500	$512
5.000% due 05/15/2015	550	613
North Central Texas Health Facility Development Corp. Revenue Notes, Series 2012
5.000% due 08/15/2017	1,000	1,177
Northside Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2010
1.200% due 08/01/2040	5,000	5,019
South San Antonio Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2010
5.000% due 08/15/2013	635	661

		25,123

U.S. VIRGIN ISLANDS 0.1%
U.S. Virgin Islands Public Finance Authority Revenue Notes, Series 2010
4.000% due 10/01/2012	340	340

UTAH 0.2%
Utah State Board of Regents Revenue Notes, Series 2010
4.000% due 08/01/2013	310	319
Utah Water Finance Agency Revenue Notes, (AMBAC Insured), Series 2004
5.000% due 07/01/2013	500	516

		835

VERMONT 0.1%
University of Vermont & State Agricultural College Revenue Notes, Series 2010
4.000% due 10/01/2012	600	600

VIRGINIA 2.4%
Portsmouth, Virginia General Obligation Notes, (AGM Insured), Series 2003
5.000% due 07/01/2013	1,030	1,067
Roanoke Economic Development Authority, Virginia Revenue Notes, (AGM Insured), Series 2005
5.000% due 07/01/2013	1,000	1,033
Virginia Housing Development Authority Revenue Notes, Series 2010
0.700% due 10/01/2012	205	205
0.950% due 10/01/2013	340	340
Virginia Public School Authority Revenue Bonds, Series 2005
5.250% due 08/01/2016	5,000	5,883
Virginia Resources Authority Revenue Notes, Series 2012
5.000% due 11/01/2017	1,000	1,203

		9,731

WASHINGTON 6.9%
Chelan County, Washington Public Utility District No. 1 Revenue Notes, Series 2008
5.000% due 07/01/2013	530	549
Energy Northwest, Washington Revenue Notes, (NPFGC Insured), Series 2004
5.250% due 07/01/2013	115	119
Energy Northwest, Washington Revenue Notes, Series 2007
5.000% due 07/01/2015	2,115	2,378
Energy Northwest, Washington Revenue Notes, Series 2008
5.250% due 07/01/2016	3,800	4,458

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Energy Northwest, Washington Revenue Notes, Series 2012
5.000% due 07/01/2017	$2,500	$2,994
King County, Washington Public Hospital District No. 2 General Obligation Notes, Series 2010
3.000% due 12/01/2012	1,000	1,004
Port of Seattle, Washington Revenue Notes, Series 2010
4.000% due 06/01/2013	2,000	2,049
Washington Health Care Facilities Authority Revenue Notes, Series 2011
3.000% due 10/01/2013	1,325	1,359
Washington Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	500	507
Washington State General Obligation Notes, (AMBAC Insured), Series 2005
5.000% due 07/01/2013	2,000	2,071
Washington State General Obligation Notes, Series 2012
5.000% due 07/01/2017	1,125	1,347
Washington State Revenue Notes, Series 2012
5.000% due 09/01/2015	2,250	2,542
5.000% due 09/01/2017	5,000	6,004

		27,381

WEST VIRGINIA 0.4%
West Virginia Economic Development Authority Revenue Bonds, Series 2010
3.125% due 03/01/2043	1,500	1,565

WISCONSIN 0.4%
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2010
3.500% due 06/01/2013	140	143
Wisconsin State General Obligation Notes, Series 2010
5.000% due 05/01/2013	1,500	1,541

		1,684

WYOMING 0.3%
Campbell County, Wyoming Hospital District Revenue Notes, Series 2009
4.000% due 12/01/2013	1,155	1,190

Total Municipal Bonds & Notes (Cost $378,105)		381,195

SHORT-TERM INSTRUMENTS 5.5%

REPURCHASE AGREEMENTS 5.5%
State Street Bank and Trust Co.
0.010% due 10/01/2012	22,092	22,092

(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 06/04/2015 valued at $22,536. Repurchase proceeds are $22,092.)

Total Short-Term Instruments (Cost $22,092)		22,092

Total Investments 101.1% (Cost $400,197)		$403,287

Other Assets and Liabilities (Net) (1.1%)		(4,482)

Net Assets 100.0%		$398,805

68	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Municipal Bonds & Notes
Alabama	$0	$700	$0	$700
Arizona	0	14,574	0	14,574
Arkansas	0	1,501	0	1,501
California	0	44,135	0	44,135
Colorado	0	4,173	0	4,173
Connecticut	0	5,779	0	5,779
District of Columbia	0	410	0	410
Florida	0	22,960	0	22,960
Georgia	0	13,411	0	13,411
Hawaii	0	509	0	509
Illinois	0	23,960	0	23,960
Indiana	0	3,010	0	3,010
Iowa	0	1,778	0	1,778
Kansas	0	722	0	722
Kentucky	0	2,874	0	2,874
Louisiana	0	3,468	0	3,468
Maine	0	1,419	0	1,419
Maryland	0	3,023	0	3,023
Massachusetts	0	15,470	0	15,470
Michigan	0	14,049	0	14,049
Minnesota	0	4,099	0	4,099

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Mississippi	$0	$251	$0	$251
Missouri	0	2,878	0	2,878
Nevada	0	258	0	258
New Hampshire	0	1,128	0	1,128
New Jersey	0	6,008	0	6,008
New York	0	66,543	0	66,543
North Carolina	0	5,597	0	5,597
Ohio	0	13,880	0	13,880
Oregon	0	945	0	945
Pennsylvania	0	22,605	0	22,605
South Carolina	0	2,025	0	2,025
Tennessee	0	8,604	0	8,604
Texas	0	25,123	0	25,123
U.S. Virgin Islands	0	340	0	340
Utah	0	835	0	835
Vermont	0	600	0	600
Virginia	0	9,731	0	9,731
Washington	0	27,381	0	27,381
West Virginia	0	1,565	0	1,565
Wisconsin	0	1,684	0	1,684
Wyoming	0	1,190	0	1,190
Short-Term Instruments
Repurchase Agreements	0	22,092	0	22,092
	$0	$403,287	$0	$403,287

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

(b)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized (Loss) on Derivatives:
Net realized (loss) on futures contracts	$0	$0	$0	$0	$(86)	$(86)

Net Change in Unrealized Appreciation on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$76	$76

(1)	See note 6 in the Notes to Financial Statements for additional information.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	69

Schedule of Investments PIMCO Tax Managed Real Return Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 97.8%

ARIZONA 2.8%
Arizona Health Facilities Authority Revenue Notes, Series 2008
5.000% due 01/01/2016	$300	$341
Mesa, Arizona Revenue Bonds, (NPFGC/FGIC Insured), Series 2002
5.250% due 07/01/2017	250	302
Pima County, Arizona Regional Transportation Authority Revenue Notes, Series 2011
5.000% due 06/01/2017	1,000	1,173

		1,816

CALIFORNIA 8.8%
California Pollution Control Financing Authority Revenue Bonds, Series 1996
0.160% due 11/01/2026	1,000	1,000
California State Department of Water Resources Revenue Bonds, Series 2010
5.000% due 05/01/2022	350	429
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2022	250	288
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	1,450	1,776
Los Angeles Department of Airports, California Revenue Bonds, Series 2008
5.000% due 05/15/2019	500	584
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	250	290
Orange County, California Public Financing Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 07/01/2016	20	23
San Francisco, California City & County Airports Commission, San Francisco International Airport Revenue Bonds, Series 2011
5.500% due 05/01/2021	55	69
Southern California Public Power Authority Revenue Notes, Series 2011
5.000% due 07/01/2019	500	621
University of California Revenue Bonds, Series 2012
5.000% due 05/15/2023	520	648

		5,728

COLORADO 1.5%
Colorado Health Facilities Authority Revenue Notes, Series 2010
5.000% due 01/01/2016	575	649
Colorado State Board of Governors Revenue Notes, Series 2010
4.000% due 03/01/2017	300	340

		989

CONNECTICUT 1.5%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2005
0.170% due 07/01/2035	1,000	1,000

DISTRICT OF COLUMBIA 1.8%
District of Columbia Revenue Notes, Series 2011
4.000% due 12/01/2017	1,000	1,161

FLORIDA 4.4%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2012
5.000% due 06/01/2016	1,000	1,127

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2022	$1,000	$1,259
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	250	286
Miami-Dade County, Florida Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2018	150	181

		2,853

GEORGIA 0.9%
Atlanta, Georgia Revenue Notes, Series 2010
5.000% due 01/01/2019	500	605

ILLINOIS 0.5%
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	300	352

INDIANA 4.3%
Indiana Finance Authority Revenue Notes, Series 2011
5.000% due 10/01/2020	1,000	1,238
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 2009
5.000% due 02/01/2020	300	365
Purdue University, Indiana Certificates of Participation Bonds, Series 2006
5.250% due 07/01/2017	500	589
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	500	608

		2,800

IOWA 0.4%
University of Iowa Facilities Corp. Revenue Notes, Series 2009
5.000% due 06/01/2017	240	285

LOUISIANA 1.3%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	250	287
Louisiana State General Obligation Notes, Series 2009
5.000% due 05/01/2018	445	543

		830

MASSACHUSETTS 4.4%
Commonwealth of Massachusetts General Obligation Bonds, (SGI Insured), Series 2003
1.560% due 12/01/2014	400	414
Commonwealth of Massachusetts General Obligation Bonds, Series 2000
0.200% due 12/01/2030	500	500
Commonwealth of Massachusetts General Obligation Notes, (SGI Insured), Series 2003
1.552% due 12/01/2012	200	200
Commonwealth of Massachusetts Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
4.041% due 01/01/2018	500	510
Massachusetts Water Resources Authority Revenue Bonds, Series 2009
5.000% due 08/01/2021	1,000	1,215

		2,839

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MICHIGAN 3.4%
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2017	$1,000	$1,201
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	1,000	1,014

		2,215

MISSISSIPPI 0.7%
Mississippi Development Bank Revenue Notes, Series 2010
5.000% due 08/01/2016	400	455

MISSOURI 4.0%
Missouri Highway & Transportation Commission Revenue Notes, Series 2007
5.000% due 05/01/2017	350	418
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
0.190% due 09/01/2030	800	800
0.200% due 09/01/2030	400	400
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2008
0.160% due 05/15/2038	1,000	1,000

		2,618

NEW JERSEY 5.1%
New Jersey Building Authority Revenue Notes, Series 2007
5.000% due 06/15/2016	450	515
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 07/01/2023	1,000	1,182
New Jersey Higher Education Student Assistance Authority Revenue Notes, Series 2010
5.000% due 12/01/2014	300	327
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2004
5.500% due 12/15/2017	500	615
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 12/15/2016	605	686

		3,325

NEW MEXICO 0.9%
New Mexico State Revenue Notes, Series 2010
5.000% due 07/01/2017	500	599

NEW YORK 16.7%
Long Island Power Authority, New York Revenue Notes, Series 2010
4.000% due 05/01/2014	205	216
Monroe County Industrial Development Corp., New York Revenue Notes, (FHA Insured), Series 2010
5.000% due 02/15/2016	375	423
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2020	700	857
5.250% due 03/01/2021	1,000	1,226
New York City, New York General Obligation Bonds, Series 2012
0.180% due 04/01/2042	1,000	1,000
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.298% due 03/01/2027	450	388

70	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2011
5.000% due 06/15/2020	$500	$622
New York City, New York Transitional Finance Authority Building Aid Revenue Notes, Series 2009
5.000% due 01/15/2018	300	358
New York State Dormitory Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.500% due 07/01/2018	500	622
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 03/15/2023	750	922
New York State Urban Development Corp. Revenue Bonds, (AMBAC Insured), Series 2004
5.500% due 03/15/2017	500	605
New York State Urban Development Corp. Revenue Bonds, Series 2010
5.000% due 01/01/2021	1,350	1,613
New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 01/01/2019	1,000	1,204
5.000% due 03/15/2019	250	309
Onondaga County, New York Revenue Notes, Series 2011
3.000% due 12/01/2017	450	486

		10,851

NORTH CAROLINA 3.3%
North Carolina Medical Care Commission Revenue Notes, Series 2010
5.000% due 06/01/2018	250	300
5.000% due 07/01/2018	500	587
North Carolina Turnpike Authority Revenue Bonds, Series 2011
5.000% due 07/01/2024	1,000	1,230

		2,117

OHIO 10.0%
Akron University, Ohio Revenue Notes, (AGM Insured), Series 2010
5.000% due 01/01/2019	1,000	1,192
American Municipal Power Inc., Ohio Revenue Bonds, Series 2012
5.000% due 02/15/2024	540	644
Cincinnati City School District, Ohio General Obligation Notes, Series 2010
5.000% due 06/01/2016	500	574
Greene County, Ohio General Obligation Notes, Series 2010
5.000% due 12/01/2018	125	151
Kent State University, Ohio Revenue Bonds, Series 2012
5.000% due 05/01/2023	600	733
Miami University/Oxford, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2016	400	461
Ohio State Building Authority Revenue Notes, Series 2011
5.000% due 10/01/2019	1,000	1,223
Ohio State General Obligation Notes, Series 2012
5.000% due 09/15/2020	1,000	1,252
Ohio State Water Development Authority Revenue Notes, Series 2010
5.000% due 12/01/2016	250	295

		6,525

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OREGON 0.5%
Portland, Oregon Sewer System Revenue Notes, Series 2010
5.000% due 03/01/2019	$250	$307

PENNSYLVANIA 2.2%
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2002
0.200% due 07/01/2025	1,000	1,000
Philadelphia, Pennsylvania Water & Sewer Revenue Notes, (AGM Insured), Series 2010
5.000% due 08/01/2016	400	463

		1,463

SOUTH CAROLINA 0.4%
Lexington County School District No. 1, South Carolina General Obligation Bonds, (SCSDE Insured) Series 2001
5.125% due 03/01/2020	200	232

TEXAS 11.9%
Austin, Texas Water & Wastewater System Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 11/15/2015	500	577
Austin, Texas Water & Wastewater System Revenue Notes, Series 2009
5.000% due 11/15/2013	200	211
Fort Bend Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2010
5.000% due 08/15/2016	500	584
Garland Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2021	1,000	1,267
Houston, Texas General Obligation Bonds, Series 2010
5.000% due 03/01/2021	1,000	1,230
Houston, Texas Utility System Revenue Bonds, Series 2011
5.000% due 11/15/2021	750	942
Houston, Texas Utility System Revenue Notes, Series 2011
5.000% due 11/15/2017	1,000	1,205
Katy Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2020	1,000	1,238
Texas A&M University Revenue Notes, Series 2010
5.000% due 05/15/2016	250	289
University of North Texas Revenue Notes, Series 2009
5.000% due 04/15/2015	200	222

		7,765

UTAH 0.9%
Herriman City, Utah Special Assessment Notes, Series 2010
3.000% due 11/01/2013	355	358
Utah County, Utah Revenue Notes, (AGC Insured), Series 2009
2.500% due 12/01/2013	200	204

		562

VIRGINIA 1.5%
Henrico County, Virginia General Obligation Bonds, Series 2011
3.000% due 08/01/2024	750	790

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Virginia Resources Authority Revenue Notes, Series 2009
5.000% due 10/01/2018	$150	$186

		976

WASHINGTON 3.2%
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2011
5.000% due 02/01/2024	225	276
Seattle, Washington Municipal Light & Power Revenue Notes, Series 2010
5.000% due 02/01/2020	1,000	1,241
Snohomish County, Washington School District No. 15 Edmonds General Obligation Bonds, (NPFGC/FGIC Insured), Series 2006
5.000% due 12/01/2018	300	349
Washington State General Obligation Notes, Series 2008
5.000% due 01/01/2017	200	236

		2,102

WISCONSIN 0.5%
Milwaukee, Wisconsin General Obligation Notes, Series 2010
5.000% due 02/01/2018	250	301

		301

Total Municipal Bonds & Notes (Cost $60,363)		63,671

SHORT-TERM INSTRUMENTS 1.1%

REPURCHASE AGREEMENTS 0.8%
State Street Bank and Trust Co.
0.010% due 10/01/2012	539	539

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $551. Repurchase proceeds are $539.)

U.S. TREASURY BILLS 0.3%
0.138% due 02/14/2013	183	183

Total Short-Term Instruments (Cost $722)		722

Total Investments 98.9% (Cost $61,085)		$64,393

Other Assets and Liabilities (Net) 1.1%		740

Net Assets 100.0%		$65,133

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	71

Schedule of Investments PIMCO Tax Managed Real Return Fund (Cont.)

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	OTC swap agreements outstanding on September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-CPURNSA Index	1.600%	11/01/2012	MYC	$	1,500	$2	$6	$(4)
Receive	3-Month USD-CPURNSA Index	1.566%	11/01/2012	BRC		61	1	0	1
Receive	3-Month USD-CPURNSA Index	1.566%	11/01/2012	MYC		5,293	104	27	77
Receive	3-Month USD-CPURNSA Index	1.818%	11/01/2013	BRC		61	1	0	1
Receive	3-Month USD-CPURNSA Index	1.818%	11/01/2013	MYC		6,793	64	30	34
Receive	3-Month USD-CPURNSA Index	2.023%	11/01/2014	BRC		61	0	0	0
Receive	3-Month USD-CPURNSA Index	2.023%	11/01/2014	MYC		6,793	4	30	(26)
Receive	3-Month USD-CPURNSA Index	2.181%	11/01/2015	BRC		61	0	0	0
Receive	3-Month USD-CPURNSA Index	2.181%	11/01/2015	MYC		6,793	(48)	31	(79)
Receive	3-Month USD-CPURNSA Index	2.301%	11/01/2016	BRC		61	(1)	0	(1)
Receive	3-Month USD-CPURNSA Index	2.301%	11/01/2016	MYC		6,793	(77)	31	(108)
Receive	3-Month USD-CPURNSA Index	2.392%	11/01/2017	BRC		61	(1)	0	(1)
Receive	3-Month USD-CPURNSA Index	2.392%	11/01/2017	MYC		4,293	(48)	21	(69)
Receive	3-Month USD-CPURNSA Index	2.460%	11/01/2018	BRC		61	(1)	0	(1)
Receive	3-Month USD-CPURNSA Index	2.460%	11/01/2018	MYC		6,793	(92)	31	(123)
Receive	3-Month USD-CPURNSA Index	2.512%	11/01/2019	BRC		61	(1)	0	(1)
Receive	3-Month USD-CPURNSA Index	2.512%	11/01/2019	MYC		6,793	(95)	(13)	(82)
Receive	3-Month USD-CPURNSA Index	2.515%	11/01/2020	BRC		1,311	9	1	8
Receive	3-Month USD-CPURNSA Index	2.515%	11/01/2020	MYC		5,543	38	35	3
Receive	3-Month USD-CPURNSA Index	2.385%	11/01/2021	BRC		5,354	65	0	65
Receive	3-Month USD-CPURNSA Index	2.385%	11/01/2021	MYC		1,500	19	6	13

							$(57)	$236	$(293)

(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Municipal Bonds & Notes
Arizona	$0	$1,816	$0	$1,816
California	0	5,728	0	5,728
Colorado	0	989	0	989
Connecticut	0	1,000	0	1,000
District of Columbia	0	1,161	0	1,161
Florida	0	2,853	0	2,853
Georgia	0	605	0	605
Illinois	0	352	0	352
Indiana	0	2,800	0	2,800
Iowa	0	285	0	285
Louisiana	0	830	0	830
Massachusetts	0	2,839	0	2,839
Michigan	0	2,215	0	2,215
Mississippi	0	455	0	455
Missouri	0	2,618	0	2,618
New Jersey	0	3,325	0	3,325
New Mexico	0	599	0	599
New York	0	10,851	0	10,851
North Carolina	0	2,117	0	2,117
Ohio	0	6,525	0	6,525

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Oregon	$0	$307	$0	$307
Pennsylvania	0	1,463	0	1,463
South Carolina	0	232	0	232
Texas	0	7,765	0	7,765
Utah	0	562	0	562
Virginia	0	976	0	976
Washington	0	2,102	0	2,102
Wisconsin	0	301	0	301
Short-Term Instruments
Repurchase Agreements	0	539	0	539
U.S. Treasury Bills	0	183	0	183
	$0	$64,393	$0	$64,393

Financial Derivative Instruments (2) - Assets
Interest Rate Contracts	$0	$202	$0	$202

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$0	$(495)	$0	$(495)

Totals	$0	$64,100	$0	$64,100

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

72	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(c)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on OTC swap agreements	$0	$0	$0	$0	$202	$202

Liabilities:
Unrealized depreciation on OTC swap agreements	$0	$0	$0	$0	$495	$495

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives:
Net realized gain on swaps	$0	$0	$0	$0	$44	$44

Net Change in Unrealized (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on swaps	$0	$0	$0	$0	$(544)	$(544)

(1)	See note 6 in the Notes to Financial Statements for additional information.

(d)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (1)
BRC	$72	$(260)	$(188)
MYC	(129)	0	(129)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	73

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%
DaVita, Inc.
4.000% due 08/24/2019		$200	$201
Del Monte Foods Co.
4.500% due 02/16/2018		575	576
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018		988	992

Total Bank Loan Obligations (Cost $1,751)			1,769

CORPORATE BONDS & NOTES 6.3%

BANKING & FINANCE 3.7%
Abbey National Treasury Services PLC
4.000% due 04/27/2016		1,300	1,353
AGFC Capital Trust
6.000% due 01/15/2067		100	57
Banco Santander Chile
2.875% due 11/13/2012		900	902
Capital One Capital
8.875% due 05/15/2040		200	205
Citigroup, Inc.
3.953% due 06/15/2016		200	214
4.587% due 12/15/2015		100	109
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		300	312
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (f)		1,100	1,236
Merrill Lynch & Co., Inc.
5.000% due 01/15/2015		100	107
6.400% due 08/28/2017		100	116
6.750% due 05/21/2013	EUR	100	133
Morgan Stanley
5.950% due 12/28/2017		$600	675
QBE Capital Funding Ltd.
7.250% due 05/24/2041		600	608
Royal Bank of Scotland Group PLC
4.625% due 09/22/2021	EUR	900	1,007
6.666% due 10/05/2017 (f)	CAD	100	76
6.990% due 10/05/2017 (f)		$2,050	1,866
7.640% due 09/29/2017 (f)		100	83
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		400	425
SLM Corp.
5.375% due 05/15/2014		50	53
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	100	125
5.750% due 09/15/2016		$100	87
Stone Street Trust
5.902% due 12/15/2015		500	526
Weyerhaeuser Co.
7.375% due 10/01/2019		200	249

			10,524

INDUSTRIALS 1.1%
America Movil S.A.B. de C.V.
3.125% due 07/16/2022		600	620
Barrick North America Finance LLC
4.400% due 05/30/2021		300	327
CVS Pass-Through Trust
7.507% due 01/10/2032		853	1,097
Del Monte Corp.
7.625% due 02/15/2019		150	155
Petrobras International Finance Co.
7.875% due 03/15/2019		100	126
RZD Capital Ltd.
5.739% due 04/03/2017		500	555

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UAL Pass-Through Trust
10.400% due 05/01/2018	$218	$252

		3,132

UTILITIES 1.5%
Embarq Corp.
7.995% due 06/01/2036	2,600	2,935
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	100	118
8.146% due 04/11/2018	200	245
Petroleos Mexicanos
5.500% due 01/21/2021	900	1,060

		4,358

Total Corporate Bonds & Notes (Cost $16,144)		18,014

MUNICIPAL BONDS & NOTES 70.8%

ALASKA 1.7%
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2021	4,000	4,790

ARIZONA 1.1%
Mesa, Arizona General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.000% due 07/01/2018	500	604
University of Arizona Revenue Bonds, Series 2011
5.000% due 08/01/2025	2,095	2,513

		3,117

CALIFORNIA 12.2%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.086% due 04/01/2045	5,000	5,011
Bay Area Toll Authority, California Revenue Bonds, Series 2012
5.000% due 04/01/2024 (b)	1,000	1,234
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 11/15/2040	7,500	8,953
California State Department of Water Resources Revenue Bonds, Series 2010
5.000% due 05/01/2022	3,000	3,680
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	400	523
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	1,000	1,196
California State General Obligation Bonds, Series 2008
5.000% due 04/01/2018	2,500	2,993
California State General Obligation Notes, Series 2008
5.000% due 04/01/2015	125	138
California State General Obligation Notes, Series 2009
5.500% due 04/01/2018	500	612
Escondido Union High School District, California General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2025	3,000	1,842
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
7.875% due 06/01/2042	250	263
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	500	426

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hartnell Community College District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (d)	$1,000	$723
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2009
5.250% due 07/01/2024	500	600
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2019	125	154
Newport Beach, California Revenue Bonds, Series 2011
6.000% due 12/01/2040	1,800	2,188
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	1,500	1,742
San Francisco, California City & County Public Utilities Commission Water Revenue Bonds, Series 2009
5.000% due 11/01/2021	1,000	1,221
Santa Clara Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2022	450	520
Windsor Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2036	2,500	771

		34,790

COLORADO 3.0%
Colorado Springs, Colorado Utilities System Revenue Notes, Series 2012
5.000% due 11/15/2020	2,000	2,528
Denver, Colorado City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	700	792
Denver, Colorado City & County Revenue Bonds, Series 2011
5.250% due 11/15/2022	4,500	5,330

		8,650

FLORIDA 3.4%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2020	2,500	2,937
Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2025	4,000	4,979
Florida State General Obligation Notes, Series 2010
5.000% due 06/01/2020	1,000	1,247
Miami-Dade County, Florida Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2018	400	482

		9,645

GEORGIA 1.5%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	2,000	2,306
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
5.000% due 11/01/2019	1,580	1,960

		4,266

ILLINOIS 2.4%
Chicago, Illinois Waterworks Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 11/01/2036	3,000	3,279
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	1,250	1,465

74	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cook Kane Lake & McHenry Counties Community College District No. 512, Illinois General Obligation Bonds, Series 2009
5.000% due 12/01/2019	$100	$127
Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	1,000	1,131
Regional Transportation Authority, Illinois Revenue Bonds, (AGM Insured), Series 2004
5.750% due 06/01/2034	500	667

		6,669

INDIANA 2.6%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
5.966% due 01/15/2030	200	249
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	590
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, Series 2009
5.000% due 02/01/2015	500	552
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	5,000	6,081

		7,472

IOWA 0.7%
Iowa State Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 08/15/2020	1,500	1,931

KANSAS 0.1%
Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	350	418

MARYLAND 0.3%
University System of Maryland Revenue Notes, Series 2006
5.000% due 10/01/2015	825	941

MASSACHUSETTS 1.8%
Commonwealth of Massachusetts General Obligation Bonds, (NPFGC/IBC Insured), Series 2002
5.500% due 08/01/2019	150	192
Commonwealth of Massachusetts General Obligation Notes, Series 2010
5.000% due 06/01/2017	1,000	1,197
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2006
5.250% due 07/01/2020	1,150	1,473
Massachusetts Educational Financing Authority Revenue Notes, Series 2010
5.500% due 01/01/2017	2,000	2,298

		5,160

MICHIGAN 1.3%
Michigan State Building Authority Revenue Bonds, Series 2011
5.000% due 10/15/2024	3,000	3,611

MINNESOTA 0.5%
Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	1,200	1,368

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEBRASKA 0.2%
Omaha, Nebraska General Obligation Bonds, Series 2000
6.500% due 12/01/2030	$300	$461

NEW JERSEY 4.6%
New Jersey Economic Development Authority Revenue Bonds, Series 2011
5.500% due 09/01/2021	5,000	6,287
New Jersey Economic Development Authority Revenue Notes, Series 2010
5.000% due 12/15/2016	2,500	2,910
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.500% due 12/15/2020	3,000	3,788

		12,985

NEW YORK 17.7%
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2029	1,000	1,200
New York City, New York General Obligation Notes, Series 2011
5.000% due 08/01/2018	2,700	3,290
5.000% due 08/01/2019	5,000	6,187
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.250% due 06/15/2040	500	582
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2026	3,000	3,625
5.250% due 06/15/2044	4,300	5,016
5.375% due 06/15/2043	3,000	3,562
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2012
4.000% due 06/15/2045	1,000	1,024
5.000% due 06/15/2022	4,000	5,057
5.000% due 06/15/2045	1,600	1,831
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (AGM Insured), Series 2003
5.250% due 02/01/2014	125	127
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2007
5.000% due 11/01/2021	500	591
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 02/01/2042	2,000	2,288
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	500	591
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 07/01/2021	1,000	1,189
New York State Dormitory Authority Revenue Notes, Series 2011
5.000% due 03/15/2021	2,730	3,436
New York State Urban Development Corp. Revenue Bonds, Series 2008
5.500% due 01/01/2019	1,000	1,234
Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	100	112
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.000% due 07/15/2021	2,700	3,156

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2008
5.000% due 11/15/2021	$1,500	$1,792
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2011
5.000% due 01/01/2023	3,500	4,342

		50,232

NORTH CAROLINA 0.5%
North Carolina Infrastructure Finance Corp. Certificates of Participation Bonds, (AGM Insured), Series 2006
5.000% due 02/01/2021	500	581
North Carolina Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	700	777

		1,358

OHIO 2.9%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	500	403
6.500% due 06/01/2047	5,100	4,512
Miami University/Oxford, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2016	2,715	3,133
Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	100	119

		8,167

OKLAHOMA 0.6%
Oklahoma Municipal Power Authority Revenue Bonds, (AGM Insured), Series 2010
5.000% due 01/01/2021	1,525	1,817

OREGON 0.2%
Washington County, Oregon School District No. 1 West Union General Obligation Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 06/15/2018	500	618

PENNSYLVANIA 0.5%
Commonwealth of Pennsylvania General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	613
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 09/01/2017	625	753

		1,366

TENNESSEE 0.2%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	500	557

TEXAS 7.7%
Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 03/01/2018	150	173
Dallas-Fort Worth International Airport Facilities Improvement Corp., Texas Revenue Notes, Series 2011
5.000% due 11/01/2019	1,000	1,200
5.000% due 11/01/2020	1,000	1,212

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	75

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2012
5.000% due 11/01/2028	$2,000	$2,220
Fort Worth, Texas Water & Sewer System Revenue Notes, Series 2010
4.250% due 02/15/2020	1,000	1,194
Houston, Texas Utility System Revenue Bonds, (AGC Insured), Series 2009
5.250% due 11/15/2033	250	290
Houston, Texas Utility System Revenue Bonds, Series 2012
0.780% due 05/15/2034	2,500	2,502
Laredo Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2005
5.000% due 08/01/2022	1,800	2,022
Leander Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2011
4.000% due 08/15/2020	3,290	3,879
Lone Star College System, Texas General Obligation Notes, Series 2010
5.000% due 08/15/2018	1,500	1,837
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	500	573
San Antonio, Texas Revenue Notes, Series 2009
5.000% due 02/01/2019	500	617
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	800	896
5.000% due 04/01/2019	1,000	1,228
Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2023	125	151
Texas State General Obligation Notes, Series 2010
5.000% due 10/01/2017	1,500	1,814
Williamson County, Texas General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 02/15/2018	100	120

		21,928

VIRGINIA 0.2%
Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2009
5.000% due 10/01/2017	410	490

WASHINGTON 2.4%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	1,000	1,086
King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036	250	285
5.250% due 01/01/2039	500	572
Seattle, Washington Municipal Light & Power Revenue Notes, Series 2010
5.000% due 02/01/2019	2,500	3,070
Washington State General Obligation Bonds, Series 2009
5.000% due 01/01/2020	1,000	1,244
Yakima County, Washington School District No. 7 Yakima General Obligation Bonds, Series 2009
5.000% due 12/01/2020	500	610

		6,867

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	195	149

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 0.4%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033		$900	$994
Wisconsin State General Obligation Bonds, Series 2008
5.000% due 05/01/2019		125	152

			1,146

Total Municipal Bonds & Notes (Cost $181,003)			200,969

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
0.337% due 03/25/2034		74	74
1.117% due 04/25/2032		81	83
Freddie Mac
1.740% due 10/25/2021 (a)		697	76

Total U.S. Government Agencies (Cost $219)			233

U.S. TREASURY OBLIGATIONS 10.7%
U.S. Treasury Bonds
3.125% due 02/15/2042		600	639
6.125% due 11/15/2027 (k)		16	24
7.125% due 02/15/2023 (j)(k)		600	917
7.875% due 02/15/2021 (k)		25	38
8.125% due 05/15/2021 (k)		92	143
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (j)(k)		7,088	7,739
0.125% due 07/15/2022 (i)		4,089	4,473
0.625% due 07/15/2021		5,188	5,941
0.750% due 02/15/2042 (k)		1,725	1,880
2.125% due 02/15/2041 (j)(k)		942	1,388
U.S. Treasury Notes
1.000% due 06/30/2019 (k)		500	500
1.500% due 07/31/2016		2,800	2,913
2.125% due 12/31/2015 (k)		600	634
2.625% due 08/15/2020 (j)(k)		44	49
3.250% due 07/31/2016		2,800	3,101

Total U.S. Treasury Obligations (Cost $28,936)			30,379

MORTGAGE-BACKED SECURITIES 3.9%
American Home Mortgage Assets LLC
1.108% due 09/25/2046		54	31
Banc of America Funding Corp.
3.035% due 06/20/2032		93	94
5.630% due 01/20/2047^		89	64
Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035		478	484
2.959% due 02/25/2034		233	231
5.252% due 03/25/2035		526	521
Countrywide Alternative Loan Trust
0.399% due 02/20/2047		598	336
Countrywide Home Loan Mortgage Pass-Through Trust
3.012% due 08/25/2034		63	53
Credit Suisse First Boston Mortgage Securities Corp.
2.605% due 07/25/2033		62	62
EMF-NL
1.286% due 04/17/2041	EUR	100	104
Eurosail PLC
1.236% due 10/17/2040		111	133
GSR Mortgage Loan Trust
2.749% due 06/25/2034		$111	111
5.750% due 01/25/2037		95	95

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Indymac Index Mortgage Loan Trust
0.517% due 07/25/2035		$3,478	$2,568
MASTR Adjustable Rate Mortgages Trust
2.541% due 05/25/2034		235	234
Mellon Residential Funding Corp.
0.651% due 08/15/2032		750	756
0.701% due 06/15/2030		186	188
Merrill Lynch Mortgage Investors Trust
1.231% due 10/25/2035		59	57
Merrill Lynch Mortgage Investors, Inc.
0.427% due 02/25/2036		120	102
Prudential Commercial Mortgage Trust
3.669% due 02/11/2036		30	30
Residential Asset Securitization Trust
6.000% due 07/25/2037		405	323
Structured Asset Mortgage Investments, Inc.
0.437% due 05/25/2036		640	424
0.469% due 07/19/2035		112	98
Thornburg Mortgage Securities Trust
1.467% due 06/25/2037		249	234
5.750% due 06/25/2037		1,380	1,346
WaMu Mortgage Pass-Through Certificates
1.548% due 08/25/2042		66	61
4.853% due 03/25/2037		2,366	1,974
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 01/25/2035		345	346

Total Mortgage-Backed Securities (Cost $10,147)			11,060

ASSET-BACKED SECURITIES 8.2%
Citigroup Mortgage Loan Trust, Inc
0.357% due 08/25/2036		187	94
Countrywide Asset-Backed Certificates
0.357% due 07/25/2037		11,100	6,010
0.357% due 08/25/2037		1,000	591
0.367% due 01/25/2037		2,664	2,110
0.367% due 06/25/2047		7,400	5,134
0.497% due 09/25/2036		3,350	1,307
Credit-Based Asset Servicing and Securitization LLC
5.303% due 12/25/2035		687	638
IXIS Real Estate Capital Trust
0.447% due 01/25/2037		185	79
JPMorgan Mortgage Acquisition Corp.
0.357% due 10/25/2036		1,000	579
Option One Mortgage Loan Trust
5.611% due 01/25/2037^		1,490	906
Plymouth Rock CLO Ltd.
1.937% due 02/16/2019		480	481
Residential Asset Mortgage Products Trust
0.417% due 03/25/2036		613	580
Residential Asset Securities Corp. Trust
0.397% due 04/25/2036		406	337
0.477% due 07/25/2036		3,700	874
6.228% due 04/25/2032		20	20
Sierra Madre Funding Ltd.
0.628% due 09/07/2039		4,813	3,224
WaMu Asset-Backed Certificates
0.367% due 01/25/2037		953	441

Total Asset-Backed Securities (Cost $20,669)			23,405

SOVEREIGN ISSUES 2.3%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	52	26
10.000% due 01/01/2014		258	131
10.000% due 01/01/2017		1,965	1,004

76	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mexico Government International Bond
6.500% due 06/10/2021	MXN	10,650	$905
10.000% due 12/05/2024		20,950	2,293
Province of Ontario
3.150% due 06/02/2022	CAD	1,600	1,694
Qatar Government International Bond
5.250% due 01/20/2020		$500	594

Total Sovereign Issues (Cost $6,386)			6,647

SHORT-TERM INSTRUMENTS 4.7%

REPURCHASE AGREEMENTS 4.0%
State Street Bank and Trust Co.
0.010% due 10/01/2012		11,394	11,394

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $11,628. Repurchase proceeds are $11,394.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.7%
0.145% due 10/18/2012 - 09/19/2013 (c)(h)(j)(k)	$1,908	$1,907

Total Short-Term Instruments (Cost $13,301)		13,301

PURCHASED OPTIONS (m) 0.9%
(Cost $4,872)		2,530

Total Investments 108.5% (Cost $283,428)		$308,307

Written Options (n) (0.8%) (Premiums $1,236)		(2,144)

Other Assets and Liabilities (Net) (7.7%)		(22,078)

Net Assets 100.0%		$284,085

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Security becomes interest bearing at a future date.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity, date shown represents next contractual call date.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $16,943 at a weighted average interest rate of 0.229%.
(h)	Securities with an aggregate market value of $829 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(i)	Securities with an aggregate market value of $2,942 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
JPS	0.260%	09/25/2012	10/02/2012	$2,926	$(2,926)

(j)	Securities with an aggregate market value of $639 and cash of $634 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Bond December Futures	Short	12/2012	4	$(2)
Euro-OAT France Government 10-Year Bond December Futures	Short	12/2012	69	(40)
Japan Government 10-Year Bond December Futures	Short	12/2012	1	(3)
U.S. Treasury 2-Year Note December Futures	Short	12/2012	55	(14)
U.S. Treasury 5-Year Note December Futures	Short	12/2012	163	(176)
U.S. Treasury 30-Year Bond December Futures	Long	12/2012	83	82
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2012	184	(233)

				$(386)

(k)	Centrally cleared swap agreements outstanding on September 30, 2012:
Securities with an aggregate market value of $6,005 and cash of $3,942 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-14 5-Year Index	(5.000%	)	06/20/2015	$1,248	$(71)	$(90)
CDX.HY-15 5-Year Index	(5.000%	)	12/20/2015	17,952	(941)	(1,786)
CDX.HY-17 5-Year Index	(5.000%	)	12/20/2016	1,728	(36)	(169)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017	1,584	(12)	(72)
CDX.HY-19 5-Year Index	(5.000%	)	12/20/2017	3,800	1	(10)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	77

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

Credit Default Swaps on Credit Indices - Buy Protection (1) (Cont.)
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.IG-12 5-Year Index	(1.000%)		06/20/2014	$99	$(1)	$(1)
CDX.IG-14 5-Year Index	(1.000%)		06/20/2015	20,900	(274)	(360)
CDX.IG-15 5-Year Index	(1.000%)		12/20/2015	6,500	(81)	(120)
CDX.IG-19 5-Year Index	(1.000%	)	12/20/2017	1,200	(1)	1

					$(1,416)	$(2,607)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	2.000%	06/16/2016		CAD	2,500	$18	$26
Pay	3-Month CAD Bank Bill	3.400%	12/15/2021			300	11	11
Pay	3-Month CAD Bank Bill	3.000%	06/15/2022			800	11	10
Receive	3-Month CAD Bank Bill	2.480%	12/15/2041			300	(4)	(2)
Receive	3-Month CAD Bank Bill	2.400%	03/17/2042			800	(7)	(4)
Receive	3-Month USD-LIBOR	1.000%	06/20/2015	$		23,800	(413)	(231)
Receive	3-Month USD-LIBOR	1.500%	06/20/2017			13,500	(538)	(381)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022			79,600	(4,742)	(4,317)
Receive	3-Month USD-LIBOR	1.750%	12/19/2022			62,400	96	(1,075)
Receive	3-Month USD-LIBOR	2.500%	06/20/2027			600	(27)	(36)
Receive	3-Month USD-LIBOR	2.750%	06/20/2032			12,700	(778)	(756)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042			7,700	(299)	(328)
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2018		AUD	1,400	30	24
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023			1,300	33	28
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023			2,300	107	100
Receive	6-Month EUR-EURIBOR	1.750%	03/20/2023		EUR	5,900	68	(45)
Receive	6-Month EUR-EURIBOR	3.143%	12/20/2040			22,600	(1,188)	174
Receive	6-Month EUR-EURIBOR	2.900%	12/20/2040			3,300	(111)	27
Receive	6-Month EUR-EURIBOR	2.500%	03/20/2043			1,300	(58)	(64)
Receive	6-Month JPY-LIBOR	2.000%	12/21/2041		JPY	360,000	(382)	(34)

							$(8,173)	$(6,873)

(l)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BPS	(1.000%	)	06/20/2016	2.343%	$	300	$14	$8	$6
Alcoa, Inc.	MYC	(1.000%	)	06/20/2016	2.343%		200	9	5	4
Arrow Electronics, Inc.	DUB	(1.000%	)	03/20/2017	1.407%		200	4	1	3
AT&T, Inc.	BOA	(1.000%	)	03/20/2017	0.624%		300	(5)	(2)	(3)
AT&T, Inc.	MYC	(1.000%	)	12/20/2016	0.585%		300	(6)	(3)	(3)
BNP Paribas S.A.	DUB	(1.000%	)	03/20/2017	1.647%	EUR	300	11	14	(3)
BNP Paribas S.A.	JPM	(1.000%	)	06/20/2017	1.705%		400	16	42	(26)
BNP Paribas S.A.	MYC	(1.000%	)	03/20/2017	1.647%		300	10	13	(3)
BNP Paribas S.A.	MYC	(1.000%	)	06/20/2017	1.705%		200	8	21	(13)
Carnival Corp.	BOA	(1.000%	)	03/20/2016	0.681%	$	300	(3)	0	(3)
Carnival Corp.	BOA	(1.000%	)	09/20/2017	1.003%		200	0	2	(2)
Carnival Corp.	BPS	(1.000%	)	09/20/2016	0.797%		200	(2)	1	(3)
Carnival Corp.	BPS	(1.000%	)	09/20/2017	1.003%		300	0	(1)	1
Carnival Corp.	GST	(1.000%	)	09/20/2016	0.797%		300	(2)	2	(4)
Caterpillar, Inc.	BOA	(1.000%	)	09/20/2016	0.725%		600	(6)	(3)	(3)
Costco Wholesale Corp.	BOA	(1.000%	)	03/20/2017	0.371%		600	(17)	(15)	(2)
Costco Wholesale Corp.	BOA	(1.000%	)	03/20/2021	0.605%		300	(10)	(10)	0
COX Communications, Inc.	FBF	(1.000%	)	09/20/2017	0.455%		100	(3)	(2)	(1)
COX Communications, Inc.	GST	(1.000%	)	09/20/2017	0.455%		200	(5)	(4)	(1)
DDR Corp.	BOA	(1.000%	)	06/20/2016	1.354%		300	4	8	(4)
DDR Corp.	BOA	(1.000%	)	09/20/2017	1.765%		600	21	26	(5)
DDR Corp.	BOA	(1.000%	)	12/20/2017	1.832%		100	4	4	0
DDR Corp.	GST	(1.000%	)	06/20/2016	1.354%		300	4	9	(5)
FedEx Corp.	BOA	(1.000%	)	03/20/2021	1.148%		300	3	6	(3)
General Electric Capital Corp.	DUB	(1.000%	)	09/20/2016	1.156%		300	2	4	(2)
General Electric Capital Corp.	MYC	(1.000%	)	09/20/2016	1.156%		900	5	13	(8)
Generali Finance B.V.	CBK	(1.000%	)	09/20/2016	2.699%	EUR	300	24	27	(3)
Generali Finance B.V.	SOG	(1.000%	)	09/20/2016	2.699%		300	24	22	2
Goodrich Corp.	FBF	(1.000%	)	09/20/2016	0.118%	$	300	(11)	(7)	(4)

78	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Halliburton Co.	BRC	(1.000%	)	09/20/2016	0.475%	$	300	$(6)	$(5)	$(1)
Home Depot, Inc.	BOA	(1.000%	)	09/20/2016	0.361%		300	(8)	(6)	(2)
Home Depot, Inc.	BOA	(1.000%	)	03/20/2021	0.712%		300	(7)	(1)	(6)
Home Depot, Inc.	CBK	(1.000%	)	06/20/2021	0.723%		300	(7)	(1)	(6)
Home Depot, Inc.	DUB	(1.000%	)	06/20/2017	0.439%		500	(13)	(14)	1
Home Depot, Inc.	GST	(1.000%	)	12/20/2016	0.381%		100	(3)	(2)	(1)
Honeywell International, Inc.	DUB	(1.000%	)	09/20/2017	0.338%		300	(10)	(10)	0
Honeywell International, Inc.	FBF	(1.000%	)	09/20/2016	0.271%		300	(9)	(9)	0
Ingersoll-Rand Co.	FBF	(1.000%	)	09/20/2016	0.315%		300	(8)	(9)	1
Kimco Realty Corp.	BOA	(1.000%	)	09/20/2017	1.201%		300	3	5	(2)
Kimco Realty Corp.	JPM	(1.000%	)	09/20/2017	1.201%		200	2	3	(1)
Kimco Realty Corp.	MYC	(1.000%	)	06/20/2016	0.905%		300	(1)	(1)	0
Kohl’s Corp.	BOA	(1.000%	)	06/20/2016	1.175%		300	2	(3)	5
Kroger Co.	BOA	(1.000%	)	12/20/2016	1.157%		600	4	(2)	6
Limited Brands, Inc.	BOA	(1.000%	)	03/20/2017	1.742%		600	19	32	(13)
Limited Brands, Inc.	DUB	(1.000%	)	03/20/2017	1.742%		100	4	6	(2)
Lockheed Martin Corp.	BPS	(1.000%	)	09/20/2017	0.654%		100	(2)	(2)	0
Lockheed Martin Corp.	CBK	(1.000%	)	06/20/2017	0.624%		200	(4)	(4)	0
Lockheed Martin Corp.	CBK	(1.000%	)	09/20/2017	0.654%		100	(2)	(2)	0
Lockheed Martin Corp.	FBF	(1.000%	)	09/20/2016	0.528%		300	(6)	(9)	3
Lockheed Martin Corp.	FBF	(1.000%	)	09/20/2017	0.654%		200	(3)	(3)	0
Lockheed Martin Corp.	JPM	(1.000%	)	06/20/2017	0.624%		400	(7)	(7)	0
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	03/20/2017	1.032%		2,200	3	15	(12)
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	06/20/2017	1.098%		300	1	0	1
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	12/20/2016	0.960%		100	0	1	(1)
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	03/20/2017	1.032%		300	0	4	(4)
Macy’s Retail Holdings, Inc.	GST	(1.000%	)	06/20/2017	1.098%		300	1	1	0
Marriott International, Inc.	BOA	(1.000%	)	03/20/2016	0.630%		300	(4)	(2)	(2)
Marriott International, Inc.	BOA	(1.000%	)	09/20/2016	0.728%		600	(7)	10	(17)
Marriott International, Inc.	BOA	(1.000%	)	03/20/2017	0.824%		1,200	(10)	(5)	(5)
Marriott International, Inc.	BOA	(1.000%	)	06/20/2017	0.875%		600	(4)	(5)	1
Marriott International, Inc.	GST	(1.000%	)	09/20/2016	0.728%		100	(2)	2	(4)
Marriott International, Inc.	GST	(1.000%	)	09/20/2017	0.921%		300	(1)	3	(4)
Marriott International, Inc.	UAG	(1.000%	)	03/20/2017	0.824%		300	(2)	(2)	0
McDonald’s Corp.	FBF	(1.000%	)	09/20/2017	0.250%		400	(15)	(14)	(1)
McDonald’s Corp.	GST	(1.000%	)	09/20/2017	0.250%		300	(11)	(10)	(1)
Newell Rubbermaid, Inc.	GST	(1.000%	)	09/20/2017	0.846%		200	(2)	1	(3)
Noble Corp.	FBF	(1.000%	)	03/20/2017	1.044%		200	0	0	0
Nordstrom, Inc.	BOA	(1.000%	)	09/20/2016	0.576%		100	(1)	0	(1)
Nordstrom, Inc.	FBF	(1.000%	)	09/20/2016	0.576%		200	(4)	(1)	(3)
Norfolk Southern Corp.	CBK	(1.000%	)	09/20/2017	0.364%		300	(9)	(9)	0
Northrop Grumman Systems Corp.	DUB	(1.000%	)	09/20/2017	0.459%		300	(8)	(8)	0
Northrop Grumman Systems Corp.	JPM	(1.000%	)	06/20/2017	0.435%		400	(11)	(13)	2
Rabobank Group	CBK	(1.000%	)	03/20/2017	0.935%	EUR	300	(1)	4	(5)
Raytheon Co.	CBK	(1.000%	)	06/20/2017	0.439%	$	300	(7)	(9)	2
Raytheon Co.	FBF	(1.000%	)	09/20/2016	0.376%		300	(8)	(9)	1
Raytheon Co.	JPM	(1.000%	)	06/20/2017	0.439%		400	(11)	(13)	2
Ryder System, Inc.	BOA	(1.000%	)	03/20/2016	1.151%		600	3	5	(2)
Ryder System, Inc.	BPS	(1.000%	)	09/20/2016	1.308%		300	4	2	2
Ryder System, Inc.	MYC	(1.000%	)	09/20/2016	1.308%		300	4	2	2
Ryder System, Inc.	UAG	(1.000%	)	06/20/2016	1.235%		100	1	1	0
Sempra Energy	BRC	(1.100%	)	03/20/2014	0.174%		100	(1)	0	(1)
Southwest Airlines Co.	BOA	(1.000%	)	03/20/2016	1.026%		300	0	4	(4)
Standard Chartered PLC	BOA	(1.000%	)	06/20/2017	1.249%	EUR	100	1	3	(2)
Standard Chartered PLC	CBK	(1.000%	)	06/20/2017	1.249%		200	3	7	(4)
Standard Chartered PLC	GST	(1.000%	)	06/20/2017	1.249%		200	3	7	(4)
Stanley Black & Decker, Inc.	GST	(1.000%	)	09/20/2017	0.798%	$	200	(2)	(3)	1
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%	)	03/20/2017	0.912%		200	(1)	1	(2)
Starwood Hotels & Resorts Worldwide, Inc.	FBF	(1.000%	)	03/20/2017	0.912%		300	(2)	1	(3)
Starwood Hotels & Resorts Worldwide, Inc.	GST	(1.000%	)	03/20/2016	0.742%		200	(2)	1	(3)
Starwood Hotels & Resorts Worldwide, Inc.	GST	(1.000%	)	03/20/2017	0.912%		100	0	1	(1)
Sweden Government Bond	BOA	(0.250%	)	09/20/2021	0.503%		900	20	17	3
Sweden Government Bond	BPS	(0.250%	)	09/20/2021	0.503%		300	6	5	1
Target Corp.	BOA	(1.000%	)	09/20/2016	0.320%		300	(8)	(6)	(2)
Target Corp.	BOA	(1.000%	)	03/20/2017	0.363%		1,500	(43)	(36)	(7)
Target Corp.	BOA	(1.000%	)	06/20/2017	0.386%		300	(9)	(9)	0
Target Corp.	BOA	(1.000%	)	09/20/2017	0.406%		500	(15)	(14)	(1)
Target Corp.	FBF	(1.000%	)	06/20/2017	0.386%		300	(9)	(9)	0
Target Corp.	JPM	(1.000%	)	09/20/2016	0.320%		400	(11)	(9)	(2)
Target Corp.	MYC	(1.000%	)	06/20/2016	0.300%		300	(8)	(7)	(1)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	79

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Telefonaktiebolaget LM Ericsson	BPS	(1.000%	)	09/20/2017	1.524%	EUR	100	$3	$3	$0
Telefonaktiebolaget LM Ericsson	FBF	(1.000%	)	09/20/2017	1.524%		200	7	7	0
Turkey Government International Bond	CBK	(1.000%	)	03/20/2021	2.029%	$	500	39	37	2
Union Pacific Corp.	FBF	(1.000%	)	09/20/2016	0.274%		300	(9)	(9)	0
Union Pacific Corp.	UAG	(1.000%	)	09/20/2017	0.346%		200	(6)	(6)	0
United Parcel Service of America, Inc.	BPS	(1.000%	)	09/20/2017	0.352%		100	(3)	(3)	0
United Parcel Service of America, Inc.	FBF	(1.000%	)	09/20/2016	0.275%		300	(9)	(9)	0
United Parcel Service of America, Inc.	JPM	(1.000%	)	03/20/2021	0.592%		100	(3)	(3)	0
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2017	0.307%		600	(20)	(19)	(1)
Wal-Mart Stores, Inc.	BOA	(1.000%	)	03/20/2021	0.499%		300	(12)	(9)	(3)
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2021	0.507%		300	(12)	(7)	(5)
Wells Fargo & Co.	BOA	(1.000%	)	09/20/2016	0.685%		400	(5)	4	(9)
Wells Fargo & Co.	BOA	(1.000%	)	12/20/2016	0.721%		300	(3)	7	(10)
Wells Fargo & Co.	DUB	(1.000%	)	09/20/2016	0.685%		800	(11)	8	(19)
Wells Fargo & Co.	DUB	(1.000%	)	12/20/2016	0.721%		300	(4)	7	(11)
Wells Fargo & Co.	MYC	(1.000%	)	12/20/2016	0.721%		400	(5)	10	(15)
Williams Cos., Inc.	BRC	(1.000%	)	09/20/2016	1.044%		300	0	7	(7)

								$(201)	$67	$(268)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Ally Financial, Inc.	DUB	5.000%	12/20/2020	3.606%	$	600	$53	$26	$27
BP Capital Markets America, Inc.	DUB	5.000%	06/20/2015	0.504%		200	25	7	18
Brazil Government International Bond	BRC	1.000%	09/20/2021	1.447%		600	(22)	(26)	4
Brazil Government International Bond	HUS	1.000%	09/20/2021	1.447%		500	(17)	(21)	4
Brazil Government International Bond	JPM	1.000%	09/20/2021	1.447%		700	(25)	(31)	6
China Government International Bond	CBK	1.000%	12/20/2016	0.653%		200	3	(10)	13
Ensco PLC	FBF	1.000%	03/20/2014	0.447%		500	4	(4)	8
Michigan State General Obligation Bonds, Series 2003	CBK	1.000%	09/20/2022	1.473%		300	(11)	(14)	3
SLM Corp.	BOA	5.000%	03/20/2016	2.604%		300	24	0	24

							$34	$(73)	$107

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe 9 10-Year Index 22-100%	UAG	(0.250%	)	06/20/2018	EUR	6,100	$150	$48	$102
iTraxx Europe 9 Index	MYC	(1.750%	)	06/20/2018		3,700	(6)	107	(113)
iTraxx Europe 12 Index	GST	(1.000%	)	12/20/2014		600	(1)	(10)	9
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016		2,200	165	291	(126)
iTraxx Europe 16 Index	BOA	(1.000%	)	12/20/2016		1,700	26	37	(11)
iTraxx Europe 17 Index	DUB	(1.000%	)	06/20/2017		3,500	66	39	27
iTraxx Europe 17 Index	MYC	(1.000%	)	06/20/2017		88,400	1,672	1,162	510
iTraxx Europe Crossover 17 Index	DUB	(5.000%	)	06/20/2017		1,800	(4)	7	(11)
iTraxx Europe Crossover 17 Index	UAG	(5.000%	)	06/20/2017		600	(1)	(10)	9
iTraxx Europe Senior Financials 16 Index	MYC	(1.000%	)	12/20/2016		700	44	49	(5)
iTraxx Europe Senior Financials 17 Index	MYC	(1.000%	)	06/20/2017		1,800	119	92	27
iTraxx Japan 16 5-Year Index	BOA	(1.000%	)	12/20/2016	JPY	30,000	14	16	(2)
iTraxx Japan 16 5-Year Index	BRC	(1.000%	)	12/20/2016		10,000	4	5	(1)
iTraxx Japan 16 5-Year Index	FBF	(1.000%	)	12/20/2016		20,000	8	10	(2)
iTraxx Japan 16 5-Year Index	GST	(1.000%	)	12/20/2016		20,000	8	10	(2)

							$2,264	$1,853	$411

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums (Received)	Unrealized Appreciation
ABX.HE.AAA.6-1 Index	FBF	0.180%	07/25/2045	$	231	$(13)	$(33)	$20
ABX.HE.AAA.6-1 Index	JPM	0.180%	07/25/2045		404	(25)	(59)	34
iTraxx Europe 9 10-Year Index 22-100%	MYC	0.250%	06/20/2018	EUR	6,100	(149)	(223)	74

						$(187)	$(315)	$128

80	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day EUR-EONIA Compounded-OIS	0.348%	03/20/2013	MYC	EUR	37,100	$37	$0	$37
Pay	1-Day EUR-EONIA Compounded-OIS	0.350%	03/20/2013	GLM		36,800	37	0	37
Pay	1-Day EUR-EONIA Compounded-OIS	0.370%	03/20/2013	DUB		71,200	76	0	76
Receive	1-Day EUR-EONIA Compounded-OIS	0.570%	03/19/2014	DUB		71,200	(98)	0	(98)
Receive	1-Day EUR-EONIA Compounded-OIS	0.568%	03/19/2014	GLM		36,800	(50)	0	(50)
Receive	1-Day EUR-EONIA Compounded-OIS	0.515%	03/19/2014	MYC		37,100	(44)	0	(44)
Pay	1-Year BRL-CDI	8.440%	01/02/2015	BOA	BRL	2,800	8	0	8
Pay	1-Year BRL-CDI	9.930%	01/02/2015	MYC		15,600	274	11	263
Pay	1-Year BRL-CDI	9.930%	01/02/2015	UAG		1,300	23	1	22
Pay	1-Year BRL-CDI	9.940%	01/02/2015	GLM		1,700	30	0	30
Pay	1-Year BRL-CDI	9.980%	01/02/2015	JPM		1,100	20	0	20
Pay	1-Year BRL-CDI	10.135%	01/02/2015	HUS		8,100	159	26	133
Pay	1-Year BRL-CDI	10.605%	01/02/2015	MYC		8,600	208	40	168
Receive	3-Month EUR-EURIBOR	0.705%	03/20/2013	MYC	EUR	37,100	(62)	0	(62)
Receive	3-Month EUR-EURIBOR	0.760%	03/20/2013	GLM		36,800	(68)	0	(68)
Receive	3-Month EUR-EURIBOR	0.805%	03/20/2013	DUB		71,200	(142)	0	(142)
Pay	3-Month EUR-EURIBOR	0.840%	03/19/2014	MYC		37,100	67	0	67
Pay	3-Month EUR-EURIBOR	0.910%	03/19/2014	GLM		36,800	75	0	75
Pay	3-Month EUR-EURIBOR	0.935%	03/19/2014	DUB		71,200	150	0	150
Pay	3-Month SEK-STIBOR	2.500%	09/15/2016	BRC	SEK	15,100	85	(6)	91
Pay	6-Month AUD-BBR-BBSW	4.750%	12/14/2017	UAG	AUD	3,300	239	15	224
Pay	6-Month AUD-BBR-BBSW	4.750%	12/15/2017	UAG		3,300	240	24	216
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	BRC		4,600	324	23	301
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	FBF		4,500	317	22	295
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	RYL		4,800	338	(15)	353
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	BOA		400	11	2	9
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	BOA		400	20	2	18
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	BRC		900	44	3	41
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	FBF	JPY	110,000	(53)	(13)	(40)
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	RYL		940,000	(457)	(116)	(341)
Pay	28-Day MXN-TIIE	6.500%	03/05/2013	MYC	MXN	63,600	39	(1)	40

							$1,847	$18	$1,829

Variance Swaps
Pay/Receive Variance	Reference Entity	Strike Price		Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	S&P 500 Index	$	0.073	12/20/2013	GST	$	900	$17	$0	$17
Pay	S&P 500 Index		0.075	12/20/2013	BRC		710	14	0	14

								$31	$0	$31

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	81

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

(m)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$	3,900	$9	$0
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	7.000%	12/13/2013		13,000	208	1
Put - OTC 30-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.905%	03/07/2013		2,300	185	64
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.650%	12/13/2013		8,200	929	34
Put - OTC 30-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	2.735%	12/19/2012		2,900	112	73
Put - OTC 30-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	2.745%	12/21/2012		2,300	86	58
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	2.885%	01/07/2013		6,100	275	110
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		3,600	287	269
Put - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	3.500%	11/05/2012	EUR	500	30	0
Put - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	3.800%	12/18/2013		3,300	410	38
Put - OTC 30-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	3.500%	11/05/2012		1,000	51	0
Put - OTC 30-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	3.800%	12/18/2013		1,900	208	22

								$2,790	$669

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC CDX.HY-18 5-Year Index	BOA	Buy	98.000%	12/19/2012	$	3,300	$44	$42

Foreign Currency Options
Description	Counterparty	Exercise Price			Expiration Date	Notional Amount			Cost	Market Value
Put - OTC AUD versus USD	DUB	$		1.014	12/06/2012		AUD	2,203	$47	$21
Put - OTC EUR versus USD	DUB			1.284	12/11/2012		EUR	2,200	50	42
Call - OTC USD versus CNY	BRC		CNY	6.450	12/13/2012	$		3,800	11	2
Call - OTC USD versus CNY	JPM			6.450	12/13/2012			1,300	3	1
Call - OTC USD versus CNY	DUB			6.450	12/13/2012			1,400	3	1
Call - OTC USD versus CNY	DUB			6.533	01/08/2013			1,900	13	1
Call - OTC USD versus CNY	DUB			6.545	01/09/2013			1,484	10	1
Call - OTC USD versus CNY	DUB			6.548	01/09/2013			1,485	10	1
Call - OTC USD versus CNY	DUB			6.445	03/06/2013			1,250	7	3
Call - OTC USD versus CNY	HUS			6.450	03/06/2013			1,250	7	3
Call - OTC USD versus CNY	DUB			6.336	04/11/2013			4,700	60	40
Call - OTC USD versus CNY	JPM			6.420	09/11/2013			1,100	11	10
Call - OTC USD versus CNY	FBF			6.420	09/11/2013			1,100	11	10
Put - OTC USD versus CNY	FBF			6.420	09/11/2013			1,100	11	12
Put - OTC USD versus CNY	JPM			6.420	09/11/2013			1,100	11	12

									$265	$160

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	1,460.000	12/22/2012	7	$30	$19

Straddle Options
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Cost (6)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	BOA	0.000%	12/19/2012	$	3,900	$299	$286
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/19/2012		3,400	266	250
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	BOA	0.000%	12/10/2012		2,500	201	190
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012		900	76	69
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	12/10/2012		400	34	30
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/10/2012		800	67	61
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/10/2012		2,800	225	213
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012		900	76	68
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	11/21/2012		2,100	233	221
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	11/21/2012		2,400	266	252

						$1,743	$1,640

(6)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

82	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(n)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$	3,900	$22	$0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		900	6	(23)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		900	21	(1)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		12,400	80	(315)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		12,400	305	(17)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		15,100	287	(259)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	2.800%	11/05/2012	EUR	2,100	31	0
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	2.800%	11/05/2012		4,300	56	0
Call - OTC 10-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	3.000%	03/11/2013		4,200	86	(583)
Call - OTC 10-Year Interest Rate Swap	JPM	6-Month EUR-EURIBOR	Receive	3.000%	03/11/2013		1,100	19	(153)
Call - OTC 10-Year Interest Rate Swap	MYC	6-Month EUR-EURIBOR	Receive	3.000%	03/11/2013		1,600	28	(222)
Call - OTC 10-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Receive	3.000%	03/11/2013		2,700	52	(375)
Call - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	2.150%	01/07/2013		2,500	54	(67)
Call - OTC 30-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	2.150%	01/07/2013		500	11	(13)
Call - OTC 30-Year Interest Rate Swap	UAG	6-Month EUR-EURIBOR	Receive	2.050%	01/07/2013		2,200	46	(9)

								$1,104	$(2,037)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-17 5-Year Index	JPM	Buy	1.000%	12/19/2012	$	4,200	$17	$(31)
Put - OTC CDX.IG-17 5-Year Index	JPM	Sell	2.000%	12/19/2012		4,200	32	0
Call - OTC CDX.IG-18 5-Year Index	BOA	Buy	0.850%	12/19/2012		9,600	24	(16)
Put - OTC CDX.IG-18 5-Year Index	BOA	Sell	1.050%	12/19/2012		16,500	44	(41)

							$117	$(88)

Options on Securities
Description	Counterparty	Strike Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC Fannie Mae 3.500% due 11/01/2042	FBF	$	105.906	11/07/2012	$	800	$4	$(9)
Call - OTC Fannie Mae 3.500% due 11/01/2042	RYM		105.906	11/07/2012		700	3	(8)
Put - OTC Fannie Mae 3.500% due 11/01/2042	FBF		105.906	11/07/2012		800	4	(1)
Put - OTC Fannie Mae 3.500% due 11/01/2042	RYM		105.906	11/07/2012		700	4	(1)

							$15	$(19)

Transactions in written call and put options for the period ended September 30, 2012:

	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2012	$118,800	EUR	25,200	$1.189
Sales	47,200		9,200	676
Closing Buys	(82,900)		(13,200)	(629)
Expirations	0		0	0
Exercised	0		0	0

Balance at 09/30/2012	$83,100	EUR	21,200	$1,236

(o)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (7)
U.S. Treasury Notes	1.750%	05/15/2022	$(700)	$700	$(715)

(7)	Market value includes $5 of interest payable on short sales.

(p)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	BRL	4,536	$	2,235	UAG	$0	$(2)	$(2)
10/2012	EUR	3,746		4,597	DUB	0	(218)	(218)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	83

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	EUR	598	$	769	HUS	$1	$0	$1
10/2012		3,275		4,085	UAG	14	(138)	(124)
10/2012	GBP	2,517		3,981	GLM	0	(84)	(84)
10/2012	INR	2,842		49	HUS	0	(5)	(5)
10/2012	MYR	45		14	UAG	0	(1)	(1)
10/2012	TRY	4,002		2,200	BRC	0	(20)	(20)
10/2012	$	2,212	BRL	4,536	UAG	26	0	26
10/2012		414	EUR	334	RYL	15	0	15
10/2012		889		686	UAG	0	(7)	(7)
10/2012		4,076	GBP	2,517	HUS	0	(11)	(11)
10/2012		51	INR	2,842	HUS	3	0	3
10/2012		15	MYR	45	UAG	0	0	0
10/2012		1	SGD	1	RYL	0	0	0
11/2012	AUD	10,507	$	10,943	WST	72	0	72
11/2012	GBP	2,517		4,075	HUS	11	0	11
11/2012	HUF	244,446		1,078	JPM	0	(17)	(17)
11/2012	TWD	27,863		935	CBK	0	(15)	(15)
11/2012		63,056		2,116	UAG	0	(35)	(35)
11/2012	$	201	AUD	193	UAG	0	(1)	(1)
11/2012		1,200	BRL	2,381	MSC	0	(31)	(31)
11/2012		587		1,165	UAG	0	(15)	(15)
11/2012		0	HKD	2	JPM	0	0	0
11/2012		3,104	TWD	91,466	BRC	16	0	16
12/2012	BRL	4,536	$	2,191	UAG	0	(29)	(29)
12/2012	CAD	1,642		1,680	BRC	13	0	13
12/2012		83		85	UAG	1	0	1
12/2012	MXN	11,183		864	FBF	0	0	0
12/2012		11,511		850	HUS	0	(39)	(39)
12/2012	$	2,200	BRL	4,547	BRC	26	0	26
12/2012		3,017	JPY	238,069	FBF	36	0	36
12/2012		15	MXN	197	DUB	0	0	0
12/2012		15		197	FBF	1	0	1
12/2012		322		4,263	MSC	7	0	7
12/2012		78		1,059	UAG	4	0	4
01/2013	MYR	45	$	14	UAG	0	0	0
02/2013	CNY	36,608		5,735	BOA	0	(25)	(25)
02/2013	$	2,845	CNY	17,953	DUB	0	(20)	(20)
02/2013		572		3,588	GST	0	(7)	(7)
02/2013		3,938		25,028	JPM	8	(8)	0
02/2013		11,524		72,644	UAG	0	(95)	(95)
03/2013		709	BRL	1,480	MSC	6	0	6
03/2013		1,493		3,126	UAG	19	0	19
08/2013		283	CNY	1,790	UAG	0	(4)	(4)
10/2016	JPY	253,014	$	3,576	DUB	193	0	193

						$472	$(827)	$(355)

(q)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$1,769	$0	$1,769
Corporate Bonds & Notes
Banking & Finance	0	10,212	312	10,524
Industrials	0	2,880	252	3,132
Utilities	0	4,358	0	4,358
Municipal Bonds & Notes
Alaska	0	4,790	0	4,790
Arizona	0	3,117	0	3,117
California	0	34,790	0	34,790
Colorado	0	8,650	0	8,650
Florida	0	9,645	0	9,645
Georgia	0	4,266	0	4,266
Illinois	0	6,669	0	6,669
Indiana	0	7,472	0	7,472
Iowa	0	1,931	0	1,931
Kansas	0	418	0	418

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Maryland	$0	$941	$0	$941
Massachusetts	0	5,160	0	5,160
Michigan	0	3,611	0	3,611
Minnesota	0	1,368	0	1,368
Nebraska	0	461	0	461
New Jersey	0	12,985	0	12,985
New York	0	50,232	0	50,232
North Carolina	0	1,358	0	1,358
Ohio	0	8,167	0	8,167
Oklahoma	0	1,817	0	1,817
Oregon	0	618	0	618
Pennsylvania	0	1,366	0	1,366
Tennessee	0	557	0	557
Texas	0	21,928	0	21,928
Virginia	0	490	0	490
Washington	0	6,867	0	6,867
West Virginia	0	149	0	149

84	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Wisconsin	$0	$1,146	$0	$1,146
U.S. Government Agencies	0	233	0	233
U.S. Treasury Obligations	0	30,379	0	30,379
Mortgage-Backed Securities	0	11,060	0	11,060
Asset-Backed Securities	0	20,181	3,224	23,405
Sovereign Issues	0	6,647	0	6,647
Short-Term Instruments
Repurchase Agreements	0	11,394	0	11,394
U.S. Treasury Bills	0	1,907	0	1,907
Purchased Options
Credit Contracts	0	42	0	42
Equity Contracts	19	0	0	19
Foreign Exchange Contracts	0	160	0	160
Interest Rate Contracts	0	669	1,640	2,309
	$19	$302,860	$5,428	$308,307

Short Sales, at value	$0	$(715)	$0	$(715)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$972	$0	$972
Equity Contracts	0	31	0	31
Foreign Exchange Contracts	0	472	0	472
Interest Rate Contracts	82	3,074	0	3,156
	$82	$4,549	$0	$4,631

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(3,289)	0	(3,289)
Foreign Exchange Contracts	0	(827)	0	(827)
Interest Rate Contracts	(468)	(10,174)	0	(10,642)
	$(468)	$(14,290)	$0	$(14,758)

Totals	$(367)	$292,404	$5,428	$297,465

(ii) As of September 30, 2012, assets valued at $22 were transferred from Level 1 to Level 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$300	$0	$0	$0	$12	$0	$0	$312	$12
Industrials	262	0	(11)	0	0	1	0	0	252	3
Asset-Backed Securities	0	3,153	(102)	9	36	128	0	0	3,224	128
Purchased Options
Interest Rate Contracts	1,477	1,743	(1,516)	0	(92)	28	0	0	1,640	(103)
	$1,739	$5,196	$(1,629)	$9	$(56)	$169	$0	$0	$5,428	$40

Financial Derivative Instruments (2) - Assets
Interest Rate Contracts	$48	$0	$0	$0	$0	$(48)	$0	$0	$0	$0

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(140)	$0	$0	$0	$0	$160	$0	$(20)	$0	$0
Totals	$1,647	$5,196	$(1,629)	$9	$(56)	$281	$0	$(20)	$5,428	$40

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$312	Third Party Vendor	Broker Quote	104.00
Industrials	252	Third Party Vendor	Broker Quote	115.25
Asset-Backed Securities	3,224	Benchmark Pricing	Base Price	66.99
Purchased Options
Interest Rate Contracts	1,640	Indicative Market Quotations	Broker Quote	7.34-10.51

Total	$5,428

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	85

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

(r)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$42	$19	$160	$2,309	$2,530
Variation margin receivable on financial derivative instruments (2)	0	9	0	0	191	200
Unrealized appreciation on foreign currency contracts	0	0	0	472	0	472
Unrealized appreciation on OTC swap agreements	0	971	31	0	2,674	3,676

	$0	$1,022	$50	$632	$5,174	$6,878

Liabilities:
Written options outstanding	$0	$88	$0	$0	$2,056	$2,144
Variation margin payable on financial derivative instruments (2)	0	19	0	0	122	141
Unrealized depreciation on foreign currency contracts	0	0	0	827	0	827
Unrealized depreciation on OTC swap agreements	0	593	0	0	845	1,438

	$0	$700	$0	$827	$3,023	$4,550

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$(55)	$(253)	$(105)	$(940)	$(1,353)
Net realized gain on futures contracts	0	0	51	0	2,050	2,101
Net realized gain on written options	0	320	0	0	72	392
Net realized gain (loss) on swaps	0	(1,459)	0	0	2,418	959
Net realized gain on foreign currency transactions	0	0	0	906	0	906

	$0	$(1,194)	$(202)	$801	$3,600	$3,005

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$(9)	$173	$(14)	$(556)	$(406)
Net change in unrealized appreciation on futures contracts	0	0	0	0	761	761
Net change in unrealized (depreciation) on written options	0	(91)	0	0	(575)	(666)
Net change in unrealized appreciation (depreciation) on swaps	0	216	31	0	(8,821)	(8,574)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(604)	0	(604)

	$0	$116	$204	$(618)	$(9,191)	$(9,489)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(386) and open centrally cleared swaps cumulative appreciation/(depreciation) of $(9,480) as reported in the Notes to Schedule of Investments.

86	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2012 (Unaudited)

(s)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$394	$(280)	$114
BPS	20	0	20
BRC	450	(300)	150
CBK	14	0	14
DUB	(111)	290	179
FBF	223	(270)	(47)
GLM	(306)	280	(26)
GST	(5)	(50)	(55)
HUS	105	(340)	(235)
JPM	(199)	260	61
MSC	(18)	0	(18)
MYC	2,813	(2,810)	3
RYL	(39)	0	(39)
RYM	(9)	0	(9)
SOG	24	0	24
UAG	372	(250)	122
WST	72	0	72

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	87

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”). Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, and Class C shares of ten funds (each a “Fund” and collectively the “Funds”) offered by the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income,

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accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective April 1, 2012, the Funds began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Funds may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedules of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of a Fund’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

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Notes to Financial Statements (Cont.)

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These

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securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market

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Notes to Financial Statements (Cont.)

quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2012, the Funds had no unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool

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of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended September 30, 2012 are disclosed in the Notes to Schedules of Investments.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a

government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(f) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Each Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

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Notes to Financial Statements (Cont.)

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statements of Operations serve as indicators of the volume of financial derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of

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the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Credit Default Swaptions  Certain Funds may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  Certain Funds may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns for a Fund or to hedge an existing position or future investment.

Options on Securities  Certain Funds may write or purchase options on securities (“Equity Option”). An Equity Option uses a specified equity security as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns for a Fund or to hedge an existing position or future investment.

Straddle Options  Certain Funds may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the

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Notes to Financial Statements (Cont.)

same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Fund may enter into credit default, interest rate, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

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Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2012 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

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Notes to Financial Statements (Cont.)

Variance Swap Agreements  Certain Funds may invest in variance swap agreements to gain or mitigate exposure of the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

7. PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically

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pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master

Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to Schedules of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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Notes to Financial Statements (Cont.)

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Class P	Administrative Class	Class D		A, B and C Classes
PIMCO California Intermediate Municipal Bond Fund	0.225%		0.22%	0.32%	N/A	0.30%		0.30%
PIMCO California Municipal Bond Fund	0.21%		0.23%	0.33%	N/A	0.33%		0.33%
PIMCO California Short Duration Municipal Income Fund	0.18%		0.15%	0.25%	N/A	0.30%		0.30%
PIMCO High Yield Municipal Bond Fund	0.30	%(1)	0.25%	0.35%	N/A	0.30%	(2)	0.30%	(2)
PIMCO Municipal Bond Fund	0.20%		0.24%	0.34%	0.24%	0.30%		0.30%
PIMCO National Intermediate Municipal Bond Fund	0.22%		0.23%	0.33%	N/A	0.33%		0.33%
PIMCO New York Municipal Bond Fund	0.225%		0.22%	0.32%	N/A	0.30%		0.30%
PIMCO Short Duration Municipal Income Fund	0.18%		0.15%	0.25%	0.15%	0.30%		0.30%
PIMCO Tax Managed Real Return Fund	0.25%		0.20%	0.30%	N/A	0.35%		0.35%
PIMCO Unconstrained Tax Managed Bond Fund	0.40%		0.30%	0.40%	N/A	0.45%		0.45%

(1)	PIMCO contractually agreed, through July 31, 2012, to waive 0.01% of the Investment Advisory Fee to 0.29%.
(2)	PIMCO contractually agreed, through July 31, 2012, to waive 0.05% of the Supervisory and Administrative Fee to 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class B and Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class B and Class C shares, and in connection with personal services rendered to Class A, Class B and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class B and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the

Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
PIMCO California Short Duration Municipal Income and PIMCO Short Duration Municipal Income Funds	0.30%	0.25%
PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond and PIMCO Tax Managed Real Return Funds	0.50%	0.25%
All other Funds	0.75%	0.25%

Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%
Class D
All Funds	0.25%

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The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended September 30, 2012, the Distributor received $10,132,582 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the PIMCO Tax Managed Real Return Fund’s Supervisory and Administrative Fees in the Fund’s first fiscal year, to the extent that the payment of the Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of the Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at September 30, 2012, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO Tax Managed Real Return Fund	$36

Each unaffiliated Trustee receives an annual retainer of $135,000, plus $10,500 for each Board of Trustees quarterly meeting attended, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2012, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO California Short Duration Municipal Income Fund	$2,645	$0
PIMCO High Yield Municipal Bond Fund	3,127	4,577
PIMCO Municipal Bond Fund	8,953	4,442
PIMCO Short Duration Municipal Income Fund	2,096	1,520
PIMCO Unconstrained Tax Managed Bond Fund	7,983	5,331

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	101

Notes to Financial Statements (Cont.)

of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2012, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO California Intermediate Municipal Bond Fund	$0	$0	$17,358	$4,350
PIMCO California Municipal Bond Fund	0	0	5,166	426
PIMCO California Short Duration Municipal Income Fund	0	0	36,611	54,939
PIMCO High Yield Municipal Bond Fund	0	0	115,599	42,159
PIMCO Municipal Bond Fund	0	0	191,469	100,421
PIMCO National Intermediate Municipal Bond Fund	0	0	5,329	1,245
PIMCO New York Municipal Bond Fund	0	0	14,297	9,121
PIMCO Short Duration Municipal Income Fund	0	0	115,248	80,860
PIMCO Tax Managed Real Return Fund	0	0	14,501	14,604
PIMCO Unconstrained Tax Managed Bond Fund	41,988	51,866	64,631	60,563

12. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2012, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2009-2012, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

102	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2012 (Unaudited)

As of September 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
PIMCO California Intermediate Municipal Bond Fund	$135,287	$9,542	$(133)	$9,409
PIMCO California Municipal Bond Fund	4,731	86	(1)	85
PIMCO California Short Duration Municipal Income Fund	259,307	2,658	(331)	2,327
PIMCO High Yield Municipal Bond Fund	430,451	32,432	(11,933)	20,499
PIMCO Municipal Bond Fund	583,753	40,618	(212)	40,406
PIMCO National Intermediate Municipal Bond Fund	4,082	84	(1)	83
PIMCO New York Municipal Bond Fund	153,535	16,823	(21)	16,802
PIMCO Short Duration Municipal Income Fund	400,197	4,002	(912)	3,090
PIMCO Tax Managed Real Return Fund	61,085	3,309	(1)	3,308
PIMCO Unconstrained Tax Managed Bond Fund	283,504	27,247	(2,444)	24,803

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	103

Notes to Financial Statements (Cont.)

14. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO California Intermediate Municipal Bond Fund				PIMCO California Municipal Bond Fund (1)(4)
	Six Months Ended 09/30/2012		Year Ended 03/31/2012		Period from 05/31/2012 to 09/30/2012
	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	958	$9,339	2,083	$19,969	331	$3,320
Class P	612	5,985	430	4,119	1	10
Administrative Class	0	0	0	0	0	0
Class D	137	1,340	310	2,970	15	159
Class A	1,195	11,675	3,013	28,637	110	1,126
Class B	0	0	0	0	0	0
Class C	305	2,978	704	6,722	6	60
Issued as reinvestment of distributions
Institutional Class	66	650	155	1,474	2	22
Class P	7	58	6	58	0	0
Administrative Class	0	0	0	0	0	0
Class D	6	54	16	161	0	0
Class A	72	705	132	1,253	0	1
Class B	0	0	0	0	0	0
Class C	8	81	13	126	0	0
Cost of shares redeemed
Institutional Class	(556)	(5,419)	(2,611)	(24,809)	0	(1)
Class P	(180)	(1,757)	(92)	(875)	0	0
Administrative Class	0	0	0	0	0	0
Class D	(188)	(1,834)	(396)	(3,794)	(1)	(15)
Class A	(964)	(9,429)	(857)	(8,119)	0	0
Class B	0	0	0	0	0	0
Class C	(123)	(1,202)	(225)	(2,151)	0	0
Net increase (decrease) resulting from Fund share transactions	1,355	$13,224	2,681	$25,741	464	$4,682

104	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2012 (Unaudited)

PIMCO California Short Duration Municipal Income Fund				PIMCO High Yield Municipal Bond Fund				PIMCO Municipal Bond Fund
Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

1,471	$14,726	4,789	$48,143	6,817	$58,266	11,744	$94,460	3,373	$32,108	9,454	$86,103
473	4,732	1,964	19,741	2,104	17,955	1,901	15,493	3,748	35,596	4,782	43,756
0	0	0	0	0	0	0	0	26	254	1,131	10,132
26	258	90	904	2,356	20,114	3,220	26,238	990	9,386	1,868	17,113
4,424	44,295	8,027	80,753	7,519	64,332	11,008	89,146	5,954	56,478	17,979	162,940
0	0	0	0	0	0	0	0	12	111	16	151
83	838	653	6,544	1,694	14,497	2,099	17,070	2,231	21,188	5,964	54,107

39	383	106	1,066	279	2,391	563	4,544	207	1,965	470	4,263
6	64	13	133	22	183	23	184	91	866	50	462
0	0	0	0	0	0	0	0	1	7	2	21
2	22	6	66	79	677	154	1,242	30	289	58	525
56	564	164	1,646	351	3,007	516	4,174	375	3,564	529	4,822
0	0	0	0	0	0	0	0	1	11	5	45
1	6	1	16	82	705	147	1,186	115	1,091	183	1,666

(2,450)	(24,528)	(5,506)	(55,350)	(6,058)	(51,896)	(8,237)	(66,798)	(3,403)	(32,399)	(7,999)	(73,806)
(781)	(7,829)	(2,200)	(22,137)	(347)	(2,972)	(727)	(5,961)	(576)	(5,478)	(358)	(3,311)
0	0	0	0	0	0	0	0	(8)	(80)	(1,211)	(10,806)
(69)	(693)	(198)	(1,992)	(1,604)	(13,706)	(2,698)	(22,020)	(656)	(6,213)	(1,544)	(14,227)
(3,339)	(33,434)	(9,221)	(92,681)	(2,743)	(23,354)	(3,809)	(30,503)	(3,031)	(28,804)	(3,578)	(32,405)
0	0	0	0	0	0	0	0	(52)	(492)	(283)	(2,534)
(83)	(830)	(568)	(5,699)	(437)	(3,762)	(931)	(7,456)	(536)	(5,103)	(1,586)	(14,300)
(141)	$(1,426)	(1,880)	$(18,847)	10,114	$86,437	14,973	$120,999	8,892	$84,345	25,932	$234,717

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	105

Notes to Financial Statements (Cont.)

	PIMCO National Intermediate Municipal Bond Fund (2)(4)		PIMCO New York Municipal Bond Fund
	Period from 05/31/2012 to 09/30/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	344	$3,450	476	$5,335	1,184	$12,930
Class P	17	169	71	795	63	689
Administrative Class	0	0	0	0	0	0
Class D	59	589	148	1,654	346	3,772
Class A	37	378	699	7,845	2,006	22,007
Class B	0	0	0	0	0	0
Class C	25	259	199	2,229	448	4,891
Issued as reinvestment of distributions
Institutional Class	1	14	119	1,334	296	3,235
Class P	0	0	4	45	7	83
Administrative Class	0	0	0	0	0	0
Class D	0	1	28	323	73	793
Class A	0	1	64	720	115	1,262
Class B	0	0	0	0	0	0
Class C	0	0	8	88	11	121
Cost of shares redeemed
Institutional Class	(24)	(249)	(402)	(4,505)	(2,394)	(26,265)
Class P	0	0	(19)	(215)	(39)	(428)
Administrative Class	0	0	0	0	0	0
Class D	(45)	(454)	(192)	(2,153)	(717)	(7,806)
Class A	(1)	(11)	(496)	(5,565)	(1,044)	(11,464)
Class B	0	0	0	0	0	0
Class C	0	0	(89)	(993)	(54)	(592)
Net increase (decrease) resulting from Fund share transactions	413	$4,147	618	$6,937	301	$3,228

106	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2012 (Unaudited)

PIMCO Short Duration Municipal Income Fund				PIMCO Tax Managed Real Return Fund				PIMCO Unconstrained Tax Managed Bond Fund (3)
Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

8,885	$75,458	9,520	$80,675	495	$5,410	5,300	$56,500	2,709	$28,817	8,367	$86,205
1,053	8,947	1,328	11,247	66	721	165	1,770	1,538	16,251	2,395	24,841
50	431	209	1,777	0	0	0	0	0	0	0	0
415	3,520	199	1,692	92	1,007	390	4,169	184	1,951	1,315	13,597
6,484	55,112	11,088	94,014	184	2,018	965	10,379	632	6,716	2,830	29,461
0	0	0	0	0	0	0	0	0	0	0	0
148	1,263	716	6,071	60	661	256	2,746	75	797	450	4,670

122	1,034	326	2,766	40	440	95	1,012	85	900	181	1,871
6	48	11	93	2	16	2	20	15	162	30	310
2	13	6	48	0	0	0	0	0	0	0	0
2	16	6	50	2	25	4	42	9	98	24	250
64	547	154	1,306	6	63	7	70	16	169	56	574
0	0	0	0	0	0	0	0	0	0	0	0
4	31	16	131	1	11	2	17	2	26	7	70

(7,847)	(66,632)	(7,836)	(66,466)	(1,921)	(21,059)	(3,283)	(34,537)	(1,282)	(13,547)	(9,228)	(94,850)
(663)	(5,627)	(1,213)	(10,296)	(20)	(218)	(40)	(423)	(477)	(5,053)	(3,390)	(34,946)
(496)	(4,215)	(204)	(1,735)	0	0	0	0	0	0	0	0
(397)	(3,369)	(576)	(4,891)	(78)	(858)	(271)	(2,900)	(210)	(2,222)	(1,229)	(12,701)
(4,596)	(39,048)	(7,731)	(65,661)	(146)	(1,596)	(224)	(2,392)	(1,714)	(18,056)	(5,093)	(52,502)
0	0	0	0	0	0	0	0	0	0	0	0
(305)	(2,590)	(1,122)	(9,524)	(16)	(175)	(41)	(443)	(320)	(3,391)	(1,158)	(11,947)
2,931	$24,939	4,897	$41,297	(1,233)	$(13,534)	3,327	$36,030	1,262	$13,618	(4,443)	$(45,097)

(1)	As of September 30, 2012, 1 shareholder owned 10% or more of the total Fund’s outstanding shares comprising 65% of the Fund.
(2)	As of September 30, 2012, 1 shareholder owned 10% or more of the total Fund’s outstanding shares comprising 73% of the Fund.
(3)	As of September 30, 2012, 1 shareholder owned 10% or more of the total Fund’s outstanding shares comprising 15% of the Fund.
(4)

Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Fund, owned 25% or more of the outstanding shares of beneficial interest of the Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Funds’ financial statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	107

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MSC	Morgan Stanley & Co., Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	MYC	Morgan Stanley Capital Services, Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
FBF	Credit Suisse International	JPS	JPMorgan Securities, Inc.	WST	Westpac Banking Corp.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MYR	Malaysian Ringgit
BRL	Brazilian Real	HKD	Hong Kong Dollar	SEK	Swedish Krona
CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar
CNY	Chinese Renminbi	JPY	Japanese Yen	TWD	Taiwanese Dollar
EUR	Euro	MXN	Mexican Peso	USD (or $)	United States Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	MCDX	Municipal Bond Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FNMA	Federal National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	SCSDE	South Carolina State Department of Education
CM	California Mortgage Insurance	GTD	Guaranteed	SGI	Syncora Guarantee, Inc.
CR	Custodial Receipts	IBC	Insured Bond Certificate	SONYMA	The State of New York Mortgage Agency
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts

Other Abbreviations:
BABs	Build America Bonds	CLO	Collateralized Loan Obligation	M-S-R	Mechanical Systems Review
BBR	Bank Bill Rate	EONIA	Euro OverNight Index Average	OIS	Overnight Index Swap
BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio

108	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements

(Unaudited)

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO California Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund and PIMCO Short Asset Investment Fund

At a meeting held on August 13-14, 2012, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2013. The Board also considered and approved for an additional one-year term through August 31, 2013, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2013; and (ii) Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS® TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUS® TR Fund, PIMCO International Fundamental IndexPLUS® TR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund, each a series of the Trust, for an additional one-year term through August 31, 2013.

At a meeting held on February 28, 2012, the Board, including all of the independent Trustees, approved the Investment Advisory Contract and Supervision and Administration Agreement (the “New Funds’ Agreements”) on behalf of PIMCO California Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund and PIMCO Short Asset Investment Fund (the “New Funds”).

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset

Allocation Agreement, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds, and, if available, information about the fees charged and services provided to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of the New Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 13-14, 2012 meeting. The independent Trustees also met with counsel to the Trust on August 6, 2012 to discuss the materials presented. In addition, the independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to fund profitability and comparative performance information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	109

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, term sheets detailing key features of the New Funds and comparative fee data for funds in the appropriate Lipper peer group. The Board also heard oral presentations on matters related to the New Funds’ Agreements at the February 28, 2012 meeting.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements and the approval of the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, RALLC, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders; and its attention to matters that may involve conflicts of interest with the Trusts. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has allowed PIMCO to introduce innovative new funds over time, including the PIMCO All Asset suite, the PIMCO CommodityRealReturn Strategy Fund®, the PIMCO Emerging Markets Corporate Bond Fund, the PIMCO Global Advantage® Strategy Bond Fund, the PIMCO Global Multi-Asset Fund, the PIMCO RealRetirement® Funds, the PIMCO Real Return Fund and the PIMCO Unconstrained Bond Fund.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee. The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees considered that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2011, including, but not limited to, undertaking significant technology and outsourcing initiatives; expanding the quality management system for processes/activities; completing the implementation of a prospectus content management system; developing a “Pricing Portal” to streamline and automate certain pricing functions; continuing to implement fair valuation level assignments per FAS 157; migrating shareholder confirmation and first-dollar prospectus delivery to a new third-party service provider; streamlining processes to enable earlier daily net asset value delivery to major intermediary clients; working with another service provider to expand a unique quality assurance platform; implementing a proprietary application developed for cash flow reporting to portfolio managers; implementing new cost basis reporting; working with an accounting firm to analyze the impact of the Foreign Account Tax Compliance Act; and engaging in extensive preparation and testing to respond quickly in the event of a crisis involving the Eurozone.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS® TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUS® TR Fund, PIMCO International Fundamental IndexPLUS® TR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, RALLC’s principal, and the overall financial strength of the organization.

110	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by RALLC under the Asset Allocation Agreement and Sub-Advisory Agreements are likely to benefit the Funds, the New Funds and their shareholders.

(b) Other Services:  The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays a unified fee. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ year-to-date, one-, three-, five-, seven- and ten-year performance, as available, for the periods ended May 31, 2012 and other performance data, as available, for the period ended June 30, 2012 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2012 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 13-14, 2012 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods. The Board noted that, as of May 31, 2012, the Institutional Class of 77%, 79% and 62% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in the distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 5 years of performance history, 85% of the PIMCO Funds’ assets (based on Institutional Class Performance) have outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2012, as indicated in the PIMCO Report. The Board considered that, year-to-date through June 30, 2012, more than 90%

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Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements

of Funds (based on Institutional Class performance) have outperformed the relative benchmark indexes on a net-of-fees basis. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fee for PIMCO Emerging Markets Corporate Bond Fund by 0.10%, and historic fee reductions, including the supervisory and administrative fee reductions that took effect in May 2011.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the consideration of a number of factors, including: varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed 0.10% reduction in the advisory fee for PIMCO Emerging Markets Corporate Bond Fund. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management and longer-term net inflows provide evidence of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

With respect to the New Funds, the Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds. The Board compared the New Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the New Funds’ total expenses to be reasonable.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. The Trustees noted that the advisory fees for the Funds were equal to or lower than PIMCO separate account fees in 35 out of 49 strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

With respect to the New Funds, the Board considered the advisory fees to the standard fee rate PIMCO charges to separate accounts and other clients with similar investment strategies and found them to compare favorably to the separate account fees.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become

112	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Moreover, the Board considered that, in some instances, PIMCO believes the Lipper categories offer imperfect comparisons because they are overly broad or do not account for the impact of certain fee waivers. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

In connection with the approval of the New Funds’ Agreements, the Board also considered the Trust’s unified fee structure and the services to be provided under the New Funds’ Agreements. The Board concluded that the New Funds’ proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the New Funds and their shareholders. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of each New Fund’s expenses at competitive levels.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. With respect to the New Funds, the Board also noted that PIMCO proposed to add the New Funds to the Expense Limitation Agreement currently in effect for certain other Funds.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the New Funds, are reasonable and approval of the New Funds’ Agreements would likely benefit each New Fund and its shareholders.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds are newly organized, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly lower than the previous year, and within the ranges, but above the median of publicly held investment management companies reported by Lipper and Strategic Insight. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	113

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements

(Unaudited)

personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Trustees also considered that the unified fee has provided inherent economies of scale by maintaining fixed fees even if a particular Fund’s operating costs rise. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. The Board noted that, in general, fee rates for the Funds had been set competitively, had been reduced for some Funds over time including the proposed reduction for PIMCO Emerging Markets Corporate Bond Fund, had been held steady for most Funds as assets grew and continued to be competitive compared with peers. The Trustees noted that the absence of breakpoints in the Funds’ advisory fees has not harmed shareholders, noting in particular that breakpoints are a proxy for charging higher fees on lower asset levels and that when funds lose assets breakpoints may reverse, which causes expense ratios to increase. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets.

The Board concluded that the Funds’ cost structures and the New Funds’ proposed cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds and New Funds, to the benefit of Fund and New Fund shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreements, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on its review, including its consideration of each of the factors referred to above, the Board concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each New Fund, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

114	PIMCO TAX-EFFICIENT STRATEGY FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF4002SAR_093012

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2012

Private Account Portfolio Series

PIMCO Asset-Backed Securities Portfolio

PIMCO Developing Local Markets Portfolio

PIMCO Emerging Markets Portfolio

PIMCO FX Strategy Portfolio

PIMCO High Yield Portfolio

PIMCO Investment Grade Corporate Portfolio

PIMCO Long Duration Corporate Bond Portfolio

PIMCO Low Duration Portfolio

PIMCO Moderate Duration Portfolio

PIMCO Mortgage Portfolio

PIMCO Municipal Sector Portfolio

PIMCO Real Return Portfolio

PIMCO Senior Floating Rate Portfolio

PIMCO Short-Term Portfolio

PIMCO Short-Term Floating NAV Portfolio

PIMCO Short-Term Floating NAV Portfolio II

PIMCO U.S. Government Sector Portfolio

PIMCO International Portfolio

PIMCO Short-Term Floating NAV Portfolio III

		Page

Chairman’s Letter		2
Important Information About the Portfolios		4
Expense Examples		24
Benchmark Descriptions		26
Financial Highlights		28
Statements of Assets and Liabilities		34
Consolidated Statements of Assets and Liabilities		36
Statements of Operations		37
Consolidated Statements of Operations		40
Statements of Changes in Net Assets		41
Consolidated Statements of Changes in Net Assets		45
Statements of Cash Flows		46
Notes to Financial Statements		172
Glossary		192
Approval of Renewal of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement		193

Portfolio	Portfolio Summary	Schedule of Investments

PIMCO Asset-Backed Securities Portfolio	5	47
PIMCO Developing Local Markets Portfolio	6	57
PIMCO Emerging Markets Portfolio	7	61
PIMCO FX Strategy Portfolio	8	67
PIMCO High Yield Portfolio	9	70
PIMCO Investment Grade Corporate Portfolio	10	80
PIMCO Long Duration Corporate Bond Portfolio	11	91
PIMCO Low Duration Portfolio	12	111
PIMCO Moderate Duration Portfolio	13	114
PIMCO Mortgage Portfolio	14	117
PIMCO Municipal Sector Portfolio	15	126
PIMCO Real Return Portfolio	16	130
PIMCO Senior Floating Rate Portfolio	17	136
PIMCO Short-Term Portfolio	18	139
PIMCO Short-Term Floating NAV Portfolio	19	148
PIMCO Short-Term Floating NAV Portfolio II	20	153
PIMCO U.S. Government Sector Portfolio	21	156
PIMCO International Portfolio	22	160
PIMCO Short-Term Floating NAV Portfolio III	23	166

Chairman’s Letter

Dear Shareholder,

In the aftermath of the devastation that affected the eastern seaboard due to Hurricane Sandy, our thoughts go out to all who may have been directly or indirectly affected. The well-being of our clients, our shareholders, our employees, and their families is a paramount concern to all of us at PIMCO as the focus now is on rebuilding after the storm and managing the challenges that lay ahead.

After generally remaining on the sidelines during the first part of the reporting period, investor risk appetite returned in the latter part of the period as investors responded positively (though some skeptically) to additional monetary policy announcements by global central banks. Within the U.S., for example, the Federal Reserve (“Fed”) responded to weak employment data and below target inflation by voting in favor of a third round of quantitative easing, referred to as QE3. As part of this new bond buying program, the Fed will purchase an additional $40 billion of Agency mortgage-backed securities (“MBS”) per month. Unlike the Fed’s previous quantitative easing programs (such as QE1 and QE2, or Operation Twist which is scheduled to end at the end of 2012), QE3 has no fixed end date and is expected to continue until the Fed sees signs of significant improvement in the U.S. labor market. In addition, the Fed reiterated the need to keep the Federal Funds Rate range-bound between zero and 0.25% through at least the middle of 2015. Furthermore, signs of improving investor sentiment and positive U.S. housing starts also contributed to increased investor risk appetite, helping to drive the S&P 500 Index in September 2012 to its highest level in nearly five years.

In Europe, the European Central Bank (“ECB”) announced the Outright Monetary Transactions (“OMT”) program, which entails unlimited, but conditional, purchases of eurozone government bonds in the secondary market that have maturities of one to three years. As a result, peripheral European debt spreads over German bunds tightened amid renewed investor confidence in European policymakers’ ability and willingness to support the euro and the eurozone. In particular, yields on Spanish and Italian sovereign bonds declined, having risen in July 2012 to unsustainable levels.

A number of outstanding and unresolved issues, however, remain in the global economy, including ongoing structural problems in Europe, political polarization and the “fiscal cliff” in the U.S., and continuing social unrest in the Middle East and North Africa, among others. At PIMCO, we strive to understand the interconnectedness within and among numerous global macroeconomic factors to seek the best possible opportunities and potential outcomes for our clients. Our culture is to be “constructively paranoid” and by preparing for more scenarios than actually happen, we look to establish an action plan for different events which could be the key difference between investment success and failure.

Included below are highlights of the financial markets during our six-month reporting period:

■

U.S. Treasury yields beyond three month maturities ended the period lower, with prices on these securities therefore higher. The yield on the benchmark ten-year U.S. Treasury note was 1.63%, or 0.58% lower than on March 31, 2012, but higher compared to a record low of 1.39% in July 2012. The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%. The Bank of England held its key lending rate at 0.50% and the ECB reduced its main policy rate to 0.75%. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.68% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted a return of 5.34%, as represented by the Barclays U.S. TIPS Index. Real yields fell across the majority of the maturity spectrum. Intermediate and longer-dated real yields were supported by continued accommodative Fed policies, which included the extension of Operation Twist and another round of QE (or QE3); however, the very front end of the real yield curve sold off. Nominal yields rallied slightly more than real yields, causing breakeven inflation levels (a proxy for inflation expectations) to narrow, especially at the front end. However, U.S. TIPS still outperformed nominal U.S. Treasuries as a result of strong inflation accruals earlier in the period. Diversified commodities, as represented by the Dow Jones-UBS Commodity Index Total Return, returned 4.70%.

2	PRIVATE ACCOUNT PORTFOLIO SERIES

■

Agency MBS outperformed like-duration U.S. Treasuries largely due to the Fed’s announcement of QE3, which includes additional monthly purchases of newly-issued lower coupon mortgages for an indefinite term. As a result, lower coupons outperformed higher coupons over the period. Mortgage credit assets also outperformed U.S. Treasuries over the period as the non-Agency MBS and commercial MBS sectors benefited from positive supply and increased investor appetite for risk assets. In addition, signs of a bottom in the U.S. housing market also provided support to the non-Agency MBS sector.

■

Investment grade and high yield corporate bonds outperformed like-duration U.S. Treasuries. From a relative standpoint, the financial sector outperformed the broader corporate bond sector due to strong capital levels, improving credit loss trends, and stability in the U.S. housing market. The rally in credit occurred despite weaker global economic growth, highlighting the resilience of corporate fundamentals and investor demand for higher yielding assets.

■

Municipal bonds, both tax-exempt and taxable, posted positive absolute returns over the period. The positive performance was driven primarily by technical factors as demand for municipals outpaced new issue supply. Primary market supply was up year-over-year; however, the majority of primary market issuance was refunding activity. Select lower quality municipal sectors outperformed higher grade sectors as investors reached for yield by moving further out the yield curve and down the credit spectrum, primarily in the industrial revenue and hospital sectors, which were the top performers over the reporting period.

■

Emerging markets (“EM”) fixed income assets performed well due to worldwide liquidity provisions that were announced by the various central banks, including the ECB and the Fed. In general, EM spreads tightened, EM yields fell, many EM currencies appreciated, and EM fixed income asset classes provided positive returns. The investment climate was supportive of risk-taking and allowed high-yield EM securities to outperform investment grade EM securities, in aggregate.

■

U.S. equities, as measured by the S&P 500 Index, returned 3.43%. Global equities, as represented by the MSCI World Index, returned 1.30%. However, emerging market equities, as measured by the MSCI Emerging Markets Index, declined 1.84% for the reporting period.

On the following pages of this Semiannual Report for the Private Account Portfolio Series (the “Portfolios”), the separate portfolios of the PIMCO Funds, please find specific details as to each Portfolio’s investment performance and a discussion of those factors that most affected performance.

Thank you again for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager. We also invite you to visit our website at www.pimco.com/investments to learn more about our views and for expanded market commentary.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds November 15, 2012

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	3

Important Information About the Portfolios

We believe that bond portfolios have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond portfolios, and fixed-income securities held by a Portfolio are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Portfolio.

Bond portfolios and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolios may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: senior debt risk, interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, California state-specific risk, New York state-specific risk, municipal project-specific risk and short sale risk. A complete description of these and other risks is contained in each Portfolio’s offering memorandum. The use of derivatives may subject the Portfolios to greater volatility than investments in traditional securities. The Portfolios may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a portfolio could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Portfolio. For example, a small investment in a derivative instrument may have a significant impact on a Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. A Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. A Portfolio may invest a significant portion of its assets in these types of instruments. If it does, a Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. A non-diversified portfolio may have additional risk and volatility compared to a diversified portfolio. Shareholders of a municipal bond portfolio will, at times, incur a tax liability, as income from such a portfolio may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return Investment Performance table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the end of the month that the Portfolio commenced operations.

An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolios.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 927-4648 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling (800) 927-4648. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Asset-Backed Securities Portfolio

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Asset-Backed Securities	32.5%
Mortgage-Backed Securities	29.4%
U.S. Treasury Obligations	23.1%
U.S. Government Agencies	10.6%
Short-Term Instruments	1.6%
Other	2.8%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/31/00)
PIMCO Asset-Backed Securities Portfolio	9.66%	14.23%	9.73%	7.05%	8.07%
Citigroup 3-Month Treasury Bill Index	0.04%	0.05%	0.64%	1.73%	1.99%
Barclays Asset-Backed Securities Index	2.58%	3.67%	4.46%	3.97%	5.09%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Asset-Backed Securities Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of asset-backed securities (“ABS”) of varying maturities, which may be represented by options, futures contracts, or swap agreements. Assets not invested in ABS may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	Exposure to non-Agency mortgage-backed securities (“MBS”) and subprime ABS contributed to performance due to positive income and price appreciation on non-Agency MBS and subprime ABS securities.

»	Exposure to commercial mortgage-backed securities (“CMBS”) added to performance as the CMBS sector outperformed the Barclays Asset-Backed Securities Index during the reporting period.

»	An allocation to Agency MBS detracted from performance as these securities underperformed the Barclays Asset-Backed Securities Index during the reporting period.

»	An allocation to student loan ABS detracted from performance as the sector underperformed the Barclays Asset-Backed Securities Index during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	5

PIMCO Developing Local Markets Portfolio

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Brazil	69.8%
Short-Term Instruments	20.3%
United States	8.9%
Mexico	0.5%
Tunisia	0.4%
Egypt	0.1%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	Fund Inception (07/30/04)
PIMCO Developing Local Markets Portfolio	10.19%	16.82%	3.28%	6.92%
Citigroup 3-Month Treasury Bill Index	0.04%	0.05%	0.64%	1.87%	**
Custom JPM ELMI+ Benchmark	0.09%	5.67%	4.38%	7.33%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 07/31/2004.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Developing Local Markets Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in currencies of, or in Fixed Income Instruments denominated in the currencies of, developing markets. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high-income Organization for Economic Cooperation and Development economies for the past five consecutive years. The Portfolio’s investments in currencies or Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	A tactical allocation to local rates in Brazil benefited performance as Brazilian local rates rallied amid multiple policy interest rate cuts by the country’s central bank over the reporting period.

»	Short exposure to the euro throughout much of the reporting period detracted from performance as the euro outperformed the Portfolio’s secondary benchmark index over the reporting period.

»	An underweight to the Mexican peso throughout much of the reporting period detracted from returns as the Mexican peso outperformed the Portfolio’s secondary benchmark index over the reporting period.

6	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Emerging Markets Portfolio

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Short-Term Instruments	34.5%
Brazil	25.4%
Mexico	13.9%
South Korea	3.8%
Virgin Islands (British)	3.7%
Other	18.7%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/03/98)
PIMCO Emerging Markets Portfolio	7.04%	20.50%	6.21%	10.80%	10.18%
Citigroup 3-Month Treasury Bill Index	0.04%	0.05%	0.64%	1.73%	2.55%	**
Custom JPM ELMI+ Benchmark	0.09%	5.67%	4.00%	8.25%	7.75%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 03/31/1998.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Emerging Markets Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of Fixed Income Instruments that economically are tied to emerging market countries, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”), or asset-backed securities (“ABS”). “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	A tactical allocation to local rates in Brazil benefited performance as Brazilian local rates rallied amid multiple policy interest rate cuts by the country’s central bank over the reporting period.

»	An underweight to the Brazilian real benefited performance as the real depreciated versus the U.S. dollar over the reporting period.

»	An underweight to the Indonesian rupiah benefited performance as the rupiah depreciated versus the U.S. dollar over the reporting period.

»	An underweight to external debt in Turkey, which outperformed the Portfolio’s secondary benchmark index, detracted from performance.

»	An underweight to external debt in South Africa, which outperformed the Portfolio’s secondary benchmark index, detracted from performance.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	7

PIMCO FX Strategy Portfolio

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Short-Term Instruments	98.9%
Purchased Options	1.1%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (10/05/10)
PIMCO FX Strategy Portfolio	4.94%	9.57%	-0.04%
BofA Merrill Lynch 3-Month Treasury Bill Index	0.06%	0.07%	0.11%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 09/30/2010.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO FX Strategy Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances in foreign (non-U.S.) currency positions backed by a portfolio of money market securities. The Portfolio may invest up to 50% of its total assets in positions related to a single foreign (non-U.S.) currency. The Portfolio’s investments may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Portfolio may, but is not required to, hedge its exposure to foreign (non-U.S.) currencies.

»	A short position in the euro contributed to performance as the currency depreciated relative to the U.S. dollar between March 2012 and May 2012.

»	A short position in the Swiss franc contributed to performance as the currency depreciated relative to the U.S. dollar between March 2012 and May 2012.

»	A short position in the British pound contributed to performance as the currency depreciated relative to the U.S. dollar between March 2012 and May 2012.

»	A short position in the euro detracted from performance as the currency appreciated relative to the U.S. dollar between June 2012 and September 2012.

»	A short position in the British pound detracted from performance as the currency appreciated relative to the U.S. dollar in September 2012.

»	A short position in the Australian dollar detracted from performance as the currency appreciated relative to the U.S. dollar between July 2012 and September 2012.

8	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO High Yield Portfolio

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Industrials	40.0%
Banking & Finance	22.4%
Bank Loan Obligations	13.9%
Utilities	10.1%
Short-Term Instruments	2.2%
Other	11.4%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/08/00)
PIMCO High Yield Portfolio	7.97%	21.11%	9.36%	11.27%	8.17%
Citigroup 3-Month Treasury Bill Index	0.04%	0.05%	0.64%	1.73%	1.96%	**
BofA Merrill Lynch U.S. High Yield, BB-B Rated Index	6.55%	17.80%	8.27%	9.68%	8.19%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 11/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO High Yield Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, and which are rated below-investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality.

»	An overweight to the financial services sector benefited returns as the sector outperformed the broader high yield bond market over the reporting period.

»	An overweight to the insurance sector benefited returns as the sector outperformed the broader high yield bond market over the reporting period.

»	An overweight to the healthcare sector benefited returns as the sector outperformed the broader high yield bond market over the reporting period.

»	An overweight to the chemicals sector detracted from returns as the sector underperformed the broader high yield bond market over the reporting period.

»	An overweight to the transportation sector detracted from returns as the sector underperformed the broader high yield bond market over the reporting period.

»	An underweight to the telecommunications sector detracted from returns as the sector outperformed the broader high yield bond market over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	9

PIMCO Investment Grade Corporate Portfolio

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Banking & Finance	52.0%
Short-Term Instruments	20.5%
Industrials	16.8%
Utilities	7.2%
Bank Loan Obligations	1.2%
Other	2.3%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/26/00)
PIMCO Investment Grade Corporate Portfolio	8.00%	17.25%	8.68%	9.65%	9.05%
Citigroup 3-Month Treasury Bill Index	0.04%	0.05%	0.64%	1.73%	2.22%	**
Barclays Credit Investment Grade Index (Ex-Aa3 and Higher)	6.70%	11.48%	8.22%	6.80%	7.37%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 01/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Investment Grade Corporate Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of investment grade corporate fixed income investments of varying maturities, which may be represented by options, futures contracts, and/or swap agreements.

»

Duration (or sensitivity to changes in market interest rates) and yield curve positioning was positive for returns. An overweight to U.S. duration was positive for performance as U.S. yields fell. An underweight to duration in the U.K. and Europe was slightly negative for returns as yields fell in these regions.

»	An overweight exposure to the pipelines sector benefited performance as the sector outperformed during the reporting period.

»	An overweight to independent E&P (Exploration & Production) energy credits detracted from performance as the sector underperformed during the reporting period.

»	An overweight exposure to the metals and mining sector detracted from returns as the sector underperformed during the reporting period.

»	An overweight to media cable companies benefited performance as the sector outperformed during the reporting period.

»	An underweight to life insurance issuers detracted from relative performance as the sector outperformed during the reporting period.

»	An underweight to non-captive diversified finance companies benefited performance as the sector underperformed during the reporting period.

10	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Long Duration Corporate Bond Portfolio

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Corporate Bonds & Notes	67.9%
U.S. Treasury Obligations	14.0%
Municipal Bonds & Notes	8.9%
Sovereign Issues	6.3%
Short-Term Instruments	2.2%
Other	0.7%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (12/22/08)
PIMCO Long Duration Corporate Bond Portfolio	12.36%	18.95%	13.71%
Barclays U.S. Long Credit Index	10.45%	14.91%	14.94%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 12/31/2008.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Long Duration Corporate Bond Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of corporate Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

Duration (or sensitivity to changes in market interest rates) and yield curve positioning was negative for performance. An underweight to U.S. duration and European duration, and long exposure to U.K. and Australian duration, was negative for performance as the positive relative return impact of U.K. and Australian positioning was outweighed by the negative relative return impact of U.S. and European positioning. Yield curve positioning designed to benefit from the steepening of the U.S., U.K. and European yield curves were net negative for the reporting period.

»	An overweight to banks was positive for performance as the sector outperformed during the reporting period.

»	An above-index allocation to the metals and mining sector was negative for performance as the sector underperformed during the reporting period.

»	An overweight to life insurance credits was positive for relative performance as the sector outperformed during the reporting period.

»	An underweight to utilities was positive for performance as the sector underperformed during the reporting period.

»	An underweight to retailers was negative for returns as this sector outperformed during the reporting period.

»	An underweight to insurance P&C (Property & Casualty) companies was negative for performance as the sector outperformed during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	11

PIMCO Low Duration Portfolio

Allocation Breakdown‡

Short-Term Instruments	58.5%
U.S. Treasury Obligations	15.7%
U.S. Government Agencies	10.2%
Corporate Bonds & Notes	9.5%
Asset-Backed Securities	4.3%
Other	1.8%
‡	% of Total Investments as of 09/30/12

A line graph is not included since the Portfolio has less than six months of performance.

Cumulative Total Return for the period ended September 30, 2012
Fund Inception (05/31/12)
PIMCO Low Duration Portfolio	0.58%
Barclays 1-3 Year Government/Credit Index	0.56%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Low Duration Fixed Income Portfolio seeks to provide income, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	The Portfolio commenced operations on May 31, 2012.

»

An overweight to U.S. duration (or sensitivity to changes in market interest rates) added to returns as the three-year U.S. Treasury yield fell during the period since the Portfolio’s inception to the end of the reporting period.

»	Holdings of Agency mortgage pass-through securities added to returns as these assets outperformed like-duration U.S. Treasuries.

»	An underweight to investment-grade corporate securities detracted from returns as the sector outperformed like-duration U.S. Treasuries.

12	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Moderate Duration Portfolio

Allocation Breakdown‡

Short-Term Instruments	41.3%
U.S. Treasury Obligations	25.4%
U.S. Government Agencies	18.6%
Corporate Bonds & Notes	13.5%
Municipal Bonds & Notes	1.2%
‡	% of Total Investments as of 09/30/12

A line graph is not included since the Portfolio has less than six months of performance.

Cumulative Total Return for the period ended September 30, 2012
Fund Inception (07/31/12)
PIMCO Moderate Duration Portfolio	0.18%
Barclays Intermediate Government/Credit Index	0.43%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Moderate Duration Portfolio seeks to provide income, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	The Portfolio commenced operations on July 31, 2012.

»

An average overweight to U.S. duration (or sensitivity to changes in market interest rates) detracted from returns as ten-year U.S. Treasury rates rose during the period since the Portfolio’s inception to the end of the reporting period.

»

A focus on seven- to ten-year maturities of the yield curve, while maintaining an underweight to the front to intermediate portion of the yield curve, detracted from returns as the yeild curve steepened during the period since the Portfolio’s inception to the end of the reporting period.

»

Exposure to Agency mortgage-backed securities added to returns as the sector outperformed like-duration U.S. Treasuries during the period since the Portfolio’s inception to the end of the reporting period.

»

An underweight to investment grade corporate securities detracted from performance as the sector outperformed like-duration U.S. Treasuries during the period since the Portfolio’s inception to the end of the reporting period.

»

Modest exposure to taxable Build America Bonds added to returns as the sector outperformed like-duration U.S. Treasuries during the period since the Portfolio’s inception to the end of the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	13

PIMCO Mortgage Portfolio

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

U.S. Government Agencies	85.4%
Mortgage-Backed Securities	6.5%
Short-Term Instruments	4.9%
Asset-Backed Securities	3.2%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/31/00)
PIMCO Mortgage Portfolio	3.29%	4.91%	7.74%	6.12%	7.31%
Citigroup 3-Month Treasury Bill Index	0.04%	0.05%	0.64%	1.73%	2.22%
Barclays U.S. MBS Fixed Rate Index	2.26%	3.74%	6.43%	5.28%	6.33%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Mortgage Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related securities of varying maturities, which may be represented by options, futures contracts, swap agreements, or asset-backed securities (“ABS”).

»

An overweight to thirty-year GNMA 3.5% coupon securities relative to thirty-year conventional 3.5% coupon securities added to returns as thirty-year GNMA 3.5% coupon securities performed well during the reporting period.

»	Exposure to non-Agency mortgage-backed securities (“MBS”) added to performance as income and price appreciation on non-Agency MBS were substantial during the reporting period.

»

An overweight to mortgage spread duration (or sensitivity to the change in the spread between mortgage rates and the rate of U.S. Treasuries) added to returns as mortgage spreads tightened over the reporting period.

»	An underweight to interest rate duration (or sensitivity to changes in market interest rates) for most of the reporting period detracted from performance as U.S. Treasury rates declined.

14	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Municipal Sector Portfolio

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

California	17.4%
New York	17.1%
Illinois	11.1%
New Jersey	9.4%
Texas	6.7%
Arizona	6.1%
Other	32.2%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/21/00)
PIMCO Municipal Sector Portfolio	5.33%	13.46%	3.18%	3.70%	4.70%
Citigroup 3-Month Treasury Bill Index	0.04%	0.05%	0.64%	1.73%	2.05%	**
Barclays Long Municipal Bond Index	5.97%	12.21%	6.21%	5.67%	6.42%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 08/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

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The PIMCO Municipal Sector Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of fixed income securities of varying maturities issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities (“Municipal Securities”), or in instruments that provide exposure to the Municipal Securities sector, such as options, futures contracts, or swap agreements.

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index throughout most of the reporting period, which detracted from performance as municipal bond yields moved lower.

»	An overweight to the corporate and lease-backed municipal sectors contributed to performance as these sectors outperformed the broad municipal bond index over the reporting period.

»	An underweight exposure to the education sector detracted from returns as this sector outperformed the broad municipal bond index over the reporting period.

»	Short positioning to U.S. Treasuries, through swaps and futures, detracted from returns as U.S. Treasury yields moved lower during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	15

PIMCO Real Return Portfolio

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

U.S. Treasury Obligations	90.7%
Sovereign Issues	6.5%
Short-Term Instruments	2.2%
Corporate Bonds & Notes	0.4%
Bank Loan Obligations	0.1%
Other	0.1%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/28/00)
PIMCO Real Return Portfolio	5.91%	9.52%	7.87%	6.83%	8.36%
Citigroup 3-Month Treasury Bill Index	0.04%	0.05%	0.64%	1.73%	2.15%	**
Barclays U.S. TIPS Index	5.34%	9.10%	7.93%	6.64%	7.81%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

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The PIMCO Real Return Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by options, futures contracts, or swap agreements.

»

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns during the reporting period amid an aggressive rally in real yields. However, an underweight to U.S. TIPS detracted from returns as U.S. real yields rallied.

»	Exposure to Australian real duration (or sensitivity to changes in real interest rates) contributed to performance as Australian real yields fell during the reporting period.

»	Short exposure to the euro contributed to returns as the currency depreciated relative to the U.S. dollar during the reporting period.

»	Exposure to U.K. inflation-linked bonds detracted from performance as U.K. inflation-linked bonds fell during the reporting period.

16	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Senior Floating Rate Portfolio

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Bank Loan Obligations	87.9%
Short-Term Instruments	12.1%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (04/29/11)
PIMCO Senior Floating Rate Portfolio	2.86%	8.39%	4.36%
Credit Suisse Institutional Leveraged Loan Index	3.65%	9.77%	4.71%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/2011.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

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The PIMCO Senior Floating Rate Portfolio seeks a high level of current income, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of floating or adjustable rate senior secured loans, senior corporate debt and other senior Fixed Income Instruments that effectively enable the Portfolio to achieve a floating rate of income. “Fixed Income Instruments” include bank loans, bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An overweight to the manufacturing sector benefited performance as the sector outperformed the broader loan market during the reporting period.

»	An underweight to the energy sector benefited performance as the sector underperformed the broader loan market during the reporting period.

»	An underweight to the technology sector benefited performance as the sector underperformed the broader loan market during the reporting period.

»	An overweight to the metals and mining sector detracted from performance as the sector underperformed the broader loan market during the reporting period.

»	An underweight to the utilities sector detracted from performance as the sector outperformed the broader loan market during the reporting period.

»	An underweight to the housing sector detracted from performance as the sector outperformed the broader loan market during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	17

PIMCO Short-Term Portfolio

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Mortgage-Backed Securities	59.2%
Asset-Backed Securities	19.6%
Corporate Bonds & Notes	10.0%
U.S. Government Agencies	9.4%
Short-Term Instruments	1.6%
Other	0.2%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/20/00)
PIMCO Short-Term Portfolio	6.15%	11.79%	4.69%	4.01%	4.42%
Citigroup 3-Month Treasury Bill Index	0.04%	0.05%	0.64%	1.73%	2.15%	**
3 Month USD LIBOR Index	0.23%	0.47%	1.35%	2.25%	2.64%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

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The PIMCO Short-Term Portfolio seeks maximum total return, consistent with preservation of capital and liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

An above-benchmark U.S. duration (or sensitivity to changes in market interest rates) added to returns as interest rates moved lower across the yield curve at maturities of six months and greater during the reporting period.

»	Holdings of Agency and non-Agency mortgages benefited performance as these securities posted positive performance during the reporting period.

»	Exposure to the corporate sector added to returns as these securities posted positive performance during the reporting period.

»	Exposure to the high yield sector added to returns as these securities posted positive performance during the reporting period.

18	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Short-Term Floating NAV Portfolio

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Repurchase Agreements	41.6%
U.S. Government Agencies	26.7%
Corporate Bonds & Notes	12.3%
Short-Term Notes	9.0%
Commercial Paper	7.6%
Other	2.8%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (10/17/08)
PIMCO Short-Term Floating NAV Portfolio	0.17%	0.42%	0.45%
Citigroup 3-Month Treasury Bill Index	0.04%	0.05%	0.14%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 10/31/2008.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

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The PIMCO Short-Term Floating NAV Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed-Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	The Portfolio had a focus on high-quality and short-maturity assets.

»	The Portfolio’s weighted average maturity decreased over the reporting period to minimize the interest rate sensitivity as rates increased at one- and three-month maturities.

»	Exposure to the corporate sector added to returns and was as a source of incremental yield over U.S. Treasuries.

»	An allocation to longer-maturity securities helped provide a yield advantage over three-month U.S. Treasury bills as the yield curve was positively sloped for the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	19

PIMCO Short-Term Floating NAV Portfolio II

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Short-Term Notes	25.3%
U.S. Government Agencies	23.6%
Repurchase Agreements	19.1%
Corporate Bonds & Notes	15.0%
Commercial Paper	9.2%
Other	7.8%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	Fund Inception (06/09/09)
PIMCO Short-Term Floating NAV Portfolio II	0.14%	0.38%	0.33%
Citigroup 3-Month Treasury Bill Index	0.04%	0.05%	0.10%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 05/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Short-Term Floating NAV Portfolio II seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	The Portfolio had a focus on high-quality and short-maturity assets.

»	The Portfolio’s weighted average maturity declined to help minimize the interest rate sensitivity of the portfolio as one- and three-month rates increased over the reporting period.

»	Exposure to the corporate sector added to returns and was a source of incremental yield over U.S. Treasuries.

»	An allocation to longer-maturity securities helped provide a yield advantage over three-month U.S. Treasury bills as the yield curve was positively sloped for the reporting period.

20	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO U.S. Government Sector Portfolio

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

U.S. Treasury Obligations	58.8%
U.S. Government Agencies	21.1%
Short-Term Instruments	11.5%
Mortgage-Backed Securities	5.9%
Corporate Bonds & Notes	2.0%
Other	0.7%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/31/00)
PIMCO U.S. Government Sector Portfolio	8.15%	8.58%	12.91%	8.42%	9.96%
Citigroup 3-Month Treasury Bill Index	0.04%	0.05%	0.64%	1.73%	2.22%
Barclays Government Bond Index	3.24%	2.95%	6.01%	4.74%	6.16%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

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The PIMCO U.S. Government Sector Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities of varying maturities, or in securities that provide exposure to the U.S. government securities sector, such as options, futures contracts, swap agreements, or mortgage-backed securities.

»

An above benchmark duration (or sensitivity to changes in market interest rates) was a positive contributor to performance as U.S. Treasury yields fell across most maturities over the reporting period.

»	The Portfolio’s emphasis on the short-term portion of the yield curve negatively impacted performance as the two- to thirty-year yield spread flattened over the reporting period.

»	A small out-of-benchmark allocation to municipal bonds detracted from performance as municipal bonds underperformed like-duration U.S. Treasuries over the reporting period.

»	A small underweight exposure to long-term Agencies added to performance as they underperformed like-duration U.S. Treasuries over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	21

PIMCO International Portfolio

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

Italy	28.6%
Canada	21.8%
United States	9.4%
Netherlands	7.4%
PIMCO Short-Term Floating NAV Portfolios	6.2%
Japan Treasury Bills	5.3%
Short-Term Notes	5.2%
Other	16.1%
‡	% of Total Investments as of 09/30/12

Average Annual Total Return for the period ended September 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/13/89)
PIMCO International Portfolio	4.51%	12.02%	10.62%	9.14%	8.69%
Citigroup 3-Month Treasury Bill Index	0.04%	0.05%	0.64%	1.73%	3.48%	**
JPMorgan GBI Global ex-US Index Hedged in USD	2.87%	4.93%	4.86%	4.47%	6.52%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 11/30/1989.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

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The PIMCO International Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in a portfolio of Fixed Income Instruments of non-U.S. issuers, representing at least three non-U.S. countries or currencies, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”), or asset-backed securities (“ABS”). “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

An underweight to Italy and Spain early in the reporting period benefited performance as spreads widened over German bunds, which more than offset losses from an underweight to Italy and Spain late in the reporting period as spreads narrowed over German bunds during that time period.

»	Positions in high-quality non-Agency MBS contributed to relative performance as spreads on these securities narrowed over U.S. Treasuries during the reporting period.

»	An overweight to duration (or sensitivity to changes in market interest rates) in Canada contributed to relative performance as Canadian government yields fell during the reporting period.

»

A tactical underweight to the euro early in the reporting period contributed to relative performance as the currency depreciated; a slight overweight to the euro late in the reporting period contributed to relative performance as the currency appreciated.

»	An underweight to duration in Europe detracted from relative performance as government yields in Europe fell during the reporting period.

»	An underweight to the Japanese yen detracted from performance as the currency appreciated relative to the U.S. dollar during the reporting period.

22	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Short-Term Floating NAV Portfolio III

Cumulative Returns Through September 30, 2012

Allocation Breakdown‡

U.S. Government Agencies	30.0%
Repurchase Agreements	23.9%
Corporate Bonds & Notes	13.6%
Mexico Treasury Bills	9.3%
Commercial Paper	8.2%
Japan Treasury Bills	6.6%
Other	8.4%
‡	% of Total Investments as of 09/30/12

Cumulative Total Return for the period ended September 30, 2012
	6 Months	Fund Inception (03/12/12)
PIMCO Short-Term Floating NAV Portfolio III	0.22%	0.28%
Citigroup 3-Month Treasury Bill Index	0.04%	0.04%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Short-Term Floating NAV Portfolio III seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed-Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	The Portfolio commenced operations on March 12, 2012.

»	The Portfolio had a focus on high-quality and short-maturity assets.

»	The Portfolio’s weighted average maturity remained under the maximum of 180 days and added to performance as yields outside of one- and three-month maturities fell over the reporting period.

»	Exposure to the corporate sector added to returns and was a source of incremental yield over U.S. Treasuries.

»	An allocation to longer-maturity securities helped provide a yield advantage over three-month U.S. Treasury bills as the yield curve was positively sloped over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	23

Expense Examples

Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Portfolios is from April 1, 2012 to September 30, 2012 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

24	PRIVATE ACCOUNT PORTFOLIO SERIES

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Beginning Account Value (04/01/12)	Ending Account Value (09/30/12)	Expenses Paid During Period *	Net Annualized Expense Ratio **
PIMCO Asset-Backed Securities Portfolio	$1,000.00	$1,096.60	$0.53	$1,000.00	$1,024.57	$0.51	0.10%
PIMCO Developing Local Markets Portfolio	1,000.00	1,101.90	0.69	1,000.00	1,024.42	0.66	0.13
PIMCO Emerging Markets Portfolio	1,000.00	1,070.40	0.67	1,000.00	1,024.42	0.66	0.13
PIMCO FX Strategy Portfolio	1,000.00	1,049.40	0.26	1,000.00	1,024.82	0.25	0.05
PIMCO High Yield Portfolio	1,000.00	1,079.70	1.62	1,000.00	1,023.51	1.57	0.31
PIMCO Investment Grade Corporate Portfolio	1,000.00	1,080.00	0.26	1,000.00	1,024.82	0.25	0.05
PIMCO Long Duration Corporate Bond Portfolio	1,000.00	1,123.60	0.32	1,000.00	1,024.77	0.30	0.06
PIMCO Low Duration Portfolio (a)	1,000.00	1,005.80	0.17	1,000.00	1,024.82	0.25	0.05
PIMCO Moderate Duration Portfolio (b)	1,000.00	1,001.80	0.08	1,000.00	1,024.82	0.25	0.05
PIMCO Mortgage Portfolio	1,000.00	1,032.90	0.25	1,000.00	1,024.82	0.25	0.05
PIMCO Municipal Sector Portfolio	1,000.00	1,053.30	1.03	1,000.00	1,024.07	1.01	0.20	***
PIMCO Real Return Portfolio	1,000.00	1,059.10	0.26	1,000.00	1,024.82	0.25	0.05
PIMCO Senior Floating Rate Portfolio	1,000.00	1,028.60	0.25	1,000.00	1,024.82	0.25	0.05
PIMCO Short-Term Portfolio	1,000.00	1,061.50	0.41	1,000.00	1,024.67	0.41	0.08
PIMCO Short-Term Floating NAV Portfolio	1,000.00	1,001.70	0.00	1,000.00	1,025.07	0.00	0.00
PIMCO Short-Term Floating NAV Portfolio II	1,000.00	1,001.40	0.25	1,000.00	1,024.82	0.25	0.05
PIMCO U.S. Government Sector Portfolio	1,000.00	1,081.50	0.26	1,000.00	1,024.82	0.25	0.05
PIMCO International Portfolio	1,000.00	1,045.10	0.72	1,000.00	1,024.37	0.71	0.14
PIMCO Short-Term Floating NAV Portfolio III	1,000.00	1,002.20	0.00	1,000.00	1,025.07	0.00	0.00

* Expenses Paid During Period are equal to the net annualized expense ratio for the Portfolio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 9 in the Notes to Financial Statements.

*** The Net Annualized Expense Ratio reflected in the expense example above includes 0.15% of non-cash interest expense as shown in the Financial Statements. If the example excluded non-cash interest expense, Expense Paid During Period would have been $0.26 for Actual Performance and $0.25 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Portfolio, but instead is offset by additional interest income recorded by the Portfolio in Residual Interest Bonds (“RIBs”) transaction accounted for as secured borrowing. Refer to note 4(e) in the Notes to Financial Statements for additional information regarding RIBs.

(a) The Beginning Account Value is reflective as of 5/31/12 for Actual Performance. Expenses paid in the Actual Performance section are equal to the net annualized expense ratio for the Portfolio, multiplied by the average account value over the period, multiplied by 122/365 for the PIMCO Low Duration Portfolio (to reflect the period since the inception date of 5/31/12). Hypothetical expenses reflect an amount as if the Portfolio had been operational for the entire fiscal half year.

(b) The Beginning Account Value is reflective as of 7/31/12 for Actual Performance. Expenses paid in the Actual Performance section are equal to the net annualized expense ratio for the Portfolio, multiplied by the average account value over the period, multiplied by 61/365 for the PIMCO Moderate Duration Portfolio (to reflect the period since the inception date of 7/31/12). Hypothetical expenses reflect an amount as if the Portfolio had been operational for the entire fiscal half year.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	25

Benchmark Descriptions

Index	Description

3 Month USD LIBOR Index	3 Month USD LIBOR Index. LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

Barclays 1-3 Year Government/Credit Index	The Barclays 1-3 Year Government/Credit Index is the 1-3 Yr component of the U.S. Government/Credit index. The Barclays Government/Credit Index includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. It is not possible to invest directly in an unmanaged index

Barclays Asset-Backed Securities Index	Barclays Asset-Backed Securities Index has 5 subsectors: credit and charge cards, autos, home equity loans, utility, and manufactured housing. The index includes pass-through, bullet, and controlled amortization structures. It includes only the senior class of each ABS issue; subordinate tranches are not included. It is not possible to invest directly in an unmanaged index.

Barclays Credit Investment Grade Index (Ex-Aa3 and Higher)	Barclays Credit Investment Grade Index (Ex-Aa3 and Higher) consists of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in an unmanaged index.

Barclays Government Bond Index	Barclays Government Bond Index consists of securities issued by the U.S. Government with a maturity of one year or more. It is not possible to invest directly in an unmanaged index.

Barclays Intermediate Government/Credit Index	Barclays Intermediate Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

Barclays Long Municipal Bond Index	Barclays Long Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. It is not possible to invest directly in an unmanaged index.

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays U.S. Long Credit Index	Barclays U.S. Long Credit Index includes both corporate and non-corporate sectors with maturities equal to or greater than 10 years. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government. It is not possible to invest directly in an unmanaged index.

Barclays U.S. MBS Fixed Rate Index	Barclays U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. It is not possible to invest directly in an unmanaged index.

Barclays U.S. TIPS Index	Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

BofA Merrill Lynch 3-Month Treasury Bill Index	The BofA Merrill Lynch US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. While the index will often hold the Treasury Bill issued at the most recent 3-month auction, it is also possible for a seasoned 6-month Bill to be selected. It is not possible to invest directly in an unmanaged index.

26	PRIVATE ACCOUNT PORTFOLIO SERIES

Index	Description

BofA Merrill Lynch U.S. High Yield, BB-B Rated Index	BofA Merrill Lynch U.S. High Yield, BB-B Rated Index is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Prior to 1/97, data represents that of BofA Merrill Lynch High Yield Cash Pay, BB-B rated. BofA Merrill Lynch High Yield Cash Pay, BB-B rated. is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Excludes pay-in-kind bonds and deferred interest bonds that are not yet accruing a coupon. It is not possible to invest directly in an unmanaged index.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Credit Suisse Institutional Leveraged Loan Index	The Credit Suisse Institutional Leveraged Loan Index is a sub-index of the Credit Suisse Leveraged Loan Index and is designed to more closely reflect the investment criteria of institutional investors by sampling a lower volatility component of the market. The Index is formed by excluding the following facilities from the Credit Suisse Leveraged Loan Index: facility types TL and TLa, facilities priced 90 or lower at the beginning of the month and facilities rated CC, C or Default. The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the $US-denominated leveraged loan market. It is not possible to invest directly in an unmanaged index.

Custom JPM ELMI+ Benchmark	Custom JPM ELMI+ Benchmark consists of custom weights of selected countries within the JPMorgan Emerging Local Markets Index Plus. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-US Index Hedged in USD	JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

MSCI Emerging Markets Index	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	27

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Asset-Backed Securities Portfolio
04/01/2012 - 09/30/2012+	$10.67	$0.22	$0.80	$1.02	$(0.22)	$0.00	$0.00	$(0.22)
03/31/2012	10.90	0.44	0.21	0.65	(0.60)	(0.28)	0.00	(0.88)
03/31/2011	9.69	0.54	1.28	1.82	(0.61)	0.00	0.00	(0.61)
03/31/2010	7.14	0.41	2.65	3.06	(0.33)	(0.18)	0.00	(0.51)
03/31/2009	10.80	0.62	(2.91)	(2.29)	(0.80)	(0.57)	0.00	(1.37)
03/31/2008	10.66	0.59	0.06	0.65	(0.51)	0.00	0.00	(0.51)

PIMCO Developing Local Markets Portfolio
04/01/2012 - 09/30/2012+	$4.99	$0.15	$0.36	$0.51	$(0.07)	$0.00	$0.00	$(0.07)
03/31/2012	5.75	0.17	(0.21)	(0.04)	(0.61)	0.00	(0.11)	(0.72)
03/31/2011	5.67	0.18	0.51	0.69	(0.61)	0.00	0.00	(0.61)
03/31/2010	4.75	0.19	1.14	1.33	(0.41)	0.00	0.00	(0.41)
03/31/2009	11.99	0.46	(3.99)	(3.53)	(0.34)	(3.37)	0.00	(3.71)
03/31/2008	11.55	0.64	1.12	1.76	(0.91)	(0.41)	0.00	(1.32)

PIMCO Emerging Markets Portfolio
04/01/2012 - 09/30/2012+	$10.55	$0.24	$0.50	$0.74	$(0.12)	$0.00	$0.00	$(0.12)
03/31/2012	10.60	0.56	0.23	0.79	(0.71)	0.00	(0.13)	(0.84)
03/31/2011	10.02	0.57	0.63	1.20	(0.62)	0.00	0.00	(0.62)
03/31/2010	8.39	0.56	1.09	1.65	(0.01)	0.00	(0.01)	(0.02)
03/31/2009	10.77	0.74	(2.46)	(1.72)	(0.54)	(0.12)	0.00	(0.66)
03/31/2008	11.20	0.65	(0.01)	0.64	(0.95)	(0.12)	0.00	(1.07)

PIMCO FX Strategy Portfolio
04/01/2012 - 09/30/2012+	$9.32	$0.01	$0.45	$0.46	$0.00	$0.00	$0.00	$0.00
03/31/2012	10.13	0.02	(0.63)	(0.61)	(0.19)	0.00	(0.01)	(0.20)
10/05/2010 - 03/31/2011	10.00	0.01	0.13	0.14	(0.01)	0.00	0.00	(0.01)

PIMCO High Yield Portfolio
04/01/2012 - 09/30/2012+	$7.52	$0.39	$0.20	$0.59	$(0.42)	$0.00	$0.00	$(0.42)
03/31/2012	8.02	0.76	(0.37)	0.39	(0.89)	0.00	0.00	(0.89)
03/31/2011	7.48	0.57	0.52	1.09	(0.55)	0.00	0.00	(0.55)
03/31/2010	5.14	0.59	2.37	2.96	(0.62)	0.00	0.00	(0.62)
03/31/2009	8.06	0.64	(2.58)	(1.94)	(0.65)	(0.33)	0.00	(0.98)
03/31/2008	8.55	0.63	(0.45)	0.18	(0.62)	(0.05)	0.00	(0.67)

PIMCO Investment Grade Corporate Portfolio
04/01/2012 - 09/30/2012+	$10.79	$0.25	$0.60	$0.85	$(0.27)	$0.00	$0.00	$(0.27)
03/31/2012	10.73	0.56	0.11	0.67	(0.61)	0.00	0.00	(0.61)
03/31/2011	10.30	0.58	0.48	1.06	(0.63)	0.00	0.00	(0.63)
03/31/2010	7.74	0.60	2.61	3.21	(0.65)	0.00	0.00	(0.65)
03/31/2009	9.86	0.57	(2.28)	(1.71)	(0.41)	0.00	0.00	(0.41)
03/31/2008	10.03	0.58	(0.20)	0.38	(0.53)	(0.02)	0.00	(0.55)

PIMCO Long Duration Corporate Bond Portfolio
04/01/2012 - 09/30/2012+	$11.74	$0.30	$1.14	$1.44	$(0.32)	$0.00	$0.00	$(0.32)
03/31/2012	10.73	0.62	1.24	1.86	(0.61)	(0.24)	0.00	(0.85)
03/31/2011	10.47	0.64	0.46	1.10	(0.61)	(0.23)	0.00	(0.84)
03/31/2010	8.71	0.62	1.68	2.30	(0.44)	(0.10)	0.00	(0.54)
12/22/2008 - 03/31/2009	10.00	0.14	(1.40)	(1.26)	(0.03)	0.00	0.00	(0.03)

PIMCO Low Duration Portfolio
05/31/2012 - 09/30/2012+	$10.00	$0.02	$0.04	$0.06	$(0.01)	$0.00	$0.00	$(0.01)

PIMCO Moderate Duration Portfolio
07/31/2012 - 09/30/2012+	$10.00	$0.01	$0.01	$0.02	$(0.01)	$0.00	$0.00	$(0.01)

Please see footnotes on page 32.

28	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$11.47	9.66%	$685,258	0.10	%*	0.10	%*	0.05	%*	0.05	%*	4.06	%*	36%
10.67	6.39	613,568	0.06		0.06		0.05		0.05		4.09		380
10.90	19.09	628,555	0.13		0.13		0.05		0.05		5.13		430
9.69	43.84	567,843	0.24		0.24		0.05		0.05		4.81		297
7.14	(22.39)	510,881	0.72		0.72		0.05		0.05		6.51		173
10.80	6.21	1,102,173	0.82		0.82		0.05		0.05		5.39		87

$5.43	10.19%	$167,167	0.13	%*	0.13	%*	0.12	%*	0.12	%*	5.68	%*	2%
4.99	(0.77)	194,481	0.12		0.12		0.12		0.12		3.03		63
5.75	12.86	827,935	0.12		0.12		0.12		0.12		3.15		53
5.67	28.36	734,025	0.12		0.12		0.12		0.12		3.48		528
4.75	(30.04)	76,274	0.17		0.17		0.12		0.12		4.58		230
11.99	15.76	865,101	0.12		0.12		0.12		0.12		5.28		144

$11.17	7.04%	$1,210,966	0.13	%*	0.13	%*	0.12	%*	0.12	%*	4.44	%*	13%
10.55	7.90	1,133,534	0.12		0.12		0.12		0.12		5.27		27
10.60	12.20	1,214,298	0.13		0.13		0.12		0.12		5.46		43
10.02	19.63	691,903	0.12		0.12		0.12		0.12		6.04		306
8.39	(16.30)	688,397	0.12		0.12		0.12		0.12		7.77		297
10.77	6.10	1,734,503	0.13		0.13		0.12		0.12		5.93		333

$9.78	4.94%	$32,642	0.05	%*	0.05	%*	0.05	%*	0.05	%*	0.18	%*	0%
9.32	(6.09)	34,540	0.05		0.05		0.05		0.05		0.24		100
10.13	1.40	7,915	0.11	*	1.47	*	0.05	*	1.41	*	0.23	*	0

$7.69	7.97%	$579,179	0.31	%*	0.31	%*	0.05	%*	0.05	%*	10.01	%*	25%
7.52	5.55	560,971	0.30		0.30		0.05		0.05		9.89		78
8.02	15.24	1,027,941	0.05		0.05		0.05		0.05		7.31		89
7.48	59.39	364,866	0.06		0.06		0.05		0.05		8.90		118
5.14	(24.62)	377,688	0.06		0.06		0.05		0.05		9.11		385
8.06	2.18	1,311,402	0.05		0.05		0.05		0.05		7.58		263

$11.37	8.00%	$4,388,826	0.05	%*	0.05	%*	0.05	%*	0.05	%*	4.47	%*	18%
10.79	6.53	3,961,321	0.05		0.05		0.05		0.05		5.26		58
10.73	10.55	4,693,406	0.05		0.05		0.05		0.05		5.47		76
10.30	42.17	4,735,767	0.05		0.05		0.05		0.05		6.25		103
7.74	(17.61)	3,700,135	0.08		0.08		0.05		0.05		6.49		164
9.86	3.92	3,750,811	0.05		0.05		0.05		0.05		5.83		93

$12.86	12.36%	$13,429,160	0.06	%*	0.06	%*	0.05	%*	0.05	%*	4.79	%*	10%
11.74	17.80	10,987,742	0.05		0.05		0.05		0.05		5.40		145
10.73	10.81	7,352,561	0.05		0.05		0.05		0.05		5.91		236
10.47	26.73	3,886,734	0.05		0.05		0.05		0.05		6.07		200
8.71	(12.64)	267,186	0.10	*	0.17	*	0.05	*	0.12	*	5.67	*	73

$10.05	0.58%	$258,212	0.05	%*	0.05	%*	0.05	%*	0.05	%*	0.52	%*	143%

$10.01	0.18%	$128,398	0.05	%*	0.05	%*	0.05	%*	0.05	%*	0.76	%*	77%

Please see footnotes on page 32.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	29

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Mortgage Portfolio
04/01/2012 - 09/30/2012+	$11.00	$0.10	$0.26	$0.36	$(0.19)	$0.00	$0.00	$(0.19)
03/31/2012	10.85	0.27	0.45	0.72	(0.39)	(0.18)	0.00	(0.57)
03/31/2011	10.85	0.31	0.37	0.68	(0.36)	(0.32)	0.00	(0.68)
03/31/2010	10.28	0.63	0.73	1.36	(0.78)	(0.01)	0.00	(0.79)
03/31/2009	10.63	0.75	(0.38)	0.37	(0.72)	0.00	0.00	(0.72)
03/31/2008	10.45	0.60	0.15	0.75	(0.57)	0.00	0.00	(0.57)

PIMCO Municipal Sector Portfolio
04/01/2012 - 09/30/2012+	$8.68	$0.20	$0.26	$0.46	$(0.18)	$0.00	$0.00	$(0.18)
03/31/2012	7.66	0.45	0.98	1.43	(0.41)	0.00	0.00	(0.41)
03/31/2011	8.08	0.45	(0.36)	0.09	(0.51)	0.00	0.00	(0.51)
03/31/2010	7.41	0.43	0.68	1.11	(0.44)	0.00	0.00	(0.44)
03/31/2009	9.40	0.40	(1.92)	(1.52)	(0.47)	0.00	0.00	(0.47)
03/31/2008	10.53	0.48	(1.06)	(0.58)	(0.45)	(0.10)	0.00	(0.55)

PIMCO Real Return Portfolio
04/01/2012 - 09/30/2012+	$9.56	$0.07	$0.49	$0.56	$(0.09)	$0.00	$0.00	$(0.09)
03/31/2012	9.18	0.18	0.91	1.09	(0.28)	(0.43)	0.00	(0.71)
03/31/2011	8.94	0.22	0.45	0.67	(0.19)	(0.24)	0.00	(0.43)
03/31/2010	8.55	0.46	0.52	0.98	(0.59)	0.00	0.00	(0.59)
03/31/2009	11.35	0.26	(1.23)	(0.97)	(0.26)	(1.57)	0.00	(1.83)
03/31/2008	10.49	0.67	0.84	1.51	(0.65)	0.00	0.00	(0.65)

PIMCO Senior Floating Rate Portfolio
04/01/2012 - 09/30/2012+	$10.09	$0.22	$0.07	$0.29	$(0.22)	$0.00	$0.00	$(0.22)
04/29/2011 - 03/31/2012	10.00	0.35	(0.03)	0.32	(0.23)	0.00	0.00	(0.23)

PIMCO Short-Term Portfolio
04/01/2012 - 09/30/2012+	$9.13	$0.17	$0.39	$0.56	$(0.19)	$0.00	$0.00	$(0.19)
03/31/2012	9.33	0.37	(0.12)	0.25	(0.45)	0.00	0.00	(0.45)
03/31/2011	8.82	0.41	0.47	0.88	(0.37)	0.00	0.00	(0.37)
03/31/2010	7.36	0.39	1.43	1.82	(0.36)	0.00	0.00	(0.36)
03/31/2009	9.19	0.43	(1.69)	(1.26)	(0.57)	0.00	0.00	(0.57)
03/31/2008	9.81	0.50	(0.61)	(0.11)	(0.51)	0.00	0.00	(0.51)

PIMCO Short-Term Floating NAV Portfolio
04/01/2012 - 09/30/2012+	$10.02	$0.02	$0.00	$0.02	$(0.02)	$0.00	$0.00	$(0.02)
03/31/2012	10.02	0.03	0.00	0.03	(0.03)	0.00	0.00	(0.03)
03/31/2011	10.01	0.03	0.01	0.04	(0.03)	0.00	0.00	(0.03)
03/31/2010	10.01	0.03	0.01	0.04	(0.04)	0.00	0.00	(0.04)
10/17/2008 - 03/31/2009	10.00	0.02	0.04	0.06	(0.05)	0.00	0.00	(0.05)

PIMCO Short-Term Floating NAV Portfolio II
04/01/2012 - 09/30/2012+	$10.01	$0.01	$0.00	$0.01	$(0.01)	$0.00	$0.00	$(0.01)
03/31/2012	10.01	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)
03/31/2011	10.01	0.03	0.00	0.03	(0.03)	0.00	0.00	(0.03)
06/09/2009 - 03/31/2010	10.00	0.02	0.01	0.03	(0.02)	0.00	0.00	(0.02)

PIMCO U.S. Government Sector Portfolio
04/01/2012 - 09/30/2012+	$8.80	$0.07	$0.65	$0.72	$(0.08)	$0.00	$0.00	$(0.08)
03/31/2012	8.80	0.13	(0.04)	0.09	(0.09)	0.00	0.00	(0.09)
03/31/2011	9.54	0.22	0.74	0.96	(0.25)	(1.45)	0.00	(1.70)
03/31/2010	9.29	0.27	1.02	1.29	(0.53)	(0.51)	0.00	(1.04)
03/31/2009	12.96	0.45	0.53	0.98	(0.51)	(4.14)	0.00	(4.65)
03/31/2008	10.59	0.56	2.45	3.01	(0.64)	0.00	0.00	(0.64)

Please see footnotes on page 32.

30	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$11.17	3.29%	$7,743,056	0.05	%*	0.05	%*	0.05	%*	0.05	%*	1.80	%*	523%
11.00	6.61	7,525,827	0.05		0.05		0.05		0.05		2.42		1,051
10.85	6.34	8,309,643	0.05		0.05		0.05		0.05		2.84		1,257
10.85	13.66	5,554,742	0.13		0.13		0.05		0.05		5.84		1,105
10.28	3.75	10,215,177	0.97		0.97		0.05		0.05		7.28		1,002
10.63	7.40	13,802,040	1.25		1.25		0.05		0.05		5.72		604

$8.96	5.33%	$402,664	0.20	%*	0.20	%*	0.05	%*	0.05	%*	4.52	%*	10%
8.68	19.03	399,627	0.23		0.23		0.05		0.05		5.49		85
7.66	1.03	331,088	0.24		0.24		0.05		0.05		5.51		36
8.08	15.17	828,575	0.13		0.13		0.05		0.05		5.35		42
7.41	(16.34)	958,402	0.48		0.48		0.05		0.05		4.92		77
9.40	(5.67)	389,284	1.43		1.43		0.05		0.05		4.81		46

$10.03	5.91%	$3,688,791	0.05	%*	0.05	%*	0.05	%*	0.05	%*	1.49	%*	24%
9.56	12.01	3,002,858	0.05		0.05		0.05		0.05		1.90		202
9.18	7.58	1,331,349	0.05		0.05		0.05		0.05		2.40		356
8.94	11.80	282,676	0.08		0.08		0.05		0.05		5.31		594
8.55	(7.59)	950,253	0.10		0.10		0.05		0.05		2.70		1,242
11.35	15.04	700,395	0.05		0.05		0.05		0.05		6.31		954

$10.16	2.86%	$9,064	0.05	%*	0.05	%*	0.05	%*	0.05	%*	4.28	%*	28%
10.09	3.30	8,818	0.05	*	0.51	*	0.05	*	0.51	*	3.84	*	112

$9.50	6.15%	$943,453	0.08	%*	0.08	%*	0.05	%*	0.05	%*	3.68	%*	5%
9.13	2.88	978,608	0.11		0.11		0.05		0.05		4.03		16
9.33	10.10	1,310,011	0.13		0.13		0.05		0.05		4.53		32
8.82	25.14	1,217,876	0.09		0.09		0.05		0.05		4.72		146
7.36	(13.94)	1,436,199	0.39		0.39		0.05		0.05		5.01		202
9.19	(1.21)	3,464,321	0.53		0.53		0.05		0.05		5.20		317

$10.02	0.17%	$24,248,396	0.00	%*	0.00	%*	0.00	%*	0.00	%*	0.30	%*	90%
10.02	0.34	30,750,639	0.00		0.00		0.00		0.00		0.27		84
10.02	0.41	59,498,485	0.00		0.00		0.00		0.00		0.34		40
10.01	0.46	35,523,113	0.00		0.00		0.00		0.00		0.31		125
10.01	0.41	5,586,486	0.00	*	0.00	*	0.00	*	0.00	*	0.35	*	NA

$10.01	0.14%	$4,214,471	0.05	%*	0.05	%*	0.05	%*	0.05	%*	0.24	%*	68%
10.01	0.26	3,733,115	0.05		0.05		0.05		0.05		0.24		100
10.01	0.39	4,658,383	0.05		0.05		0.05		0.05		0.33		117
10.01	0.30	2,794,627	0.05	*	0.05	*	0.05	*	0.05	*	0.24	*	82

$9.44	8.15%	$3,788,943	0.05	%*	0.05	%*	0.05	%*	0.05	%*	1.49	%*	33%
8.80	1.07	4,074,397	0.05		0.05		0.05		0.05		1.42		569
8.80	9.99	4,877,476	0.06		0.06		0.05		0.05		2.22		333
9.54	14.35	4,016,293	0.06		0.06		0.05		0.05		2.83		656
9.29	9.05	3,188,005	0.11		0.11		0.05		0.05		3.92		664
12.96	29.67	4,146,692	0.11		0.11		0.05		0.05		5.06		533

Please see footnotes on page 32.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	31

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)		Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO International Portfolio
04/01/2012 - 09/30/2012+	$5.12	$0.04		$0.19	$0.23	$(0.39)	$0.00	$0.00	$(0.39)
03/31/2012	4.48	0.07		0.76	0.83	(0.19)	0.00	0.00	(0.19)
03/31/2011	4.49	0.07		0.22	0.29	(0.30)	0.00	0.00	(0.30)
03/31/2010	4.57	0.10		0.51	0.61	(0.69)	0.00	0.00	(0.69)
03/31/2009	4.58	0.14		0.00	0.14	(0.15)	0.00	0.00	(0.15)
03/31/2008	4.53	0.21		0.10	0.31	(0.26)	0.00	0.00	(0.26)

PIMCO Short-Term Floating NAV Portfolio III
04/01/2012 - 09/30/2012+	$10.01	$0.03		$(0.02)	$0.01	$(0.02)	$0.00	$0.00	$(0.02)
03/12/2012 - 03/31/2012	10.00	0.00	^	0.01	0.01	0.00	0.00	0.00	0.00

+	Unaudited
*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude the PIMCO Short-Term Floating NAV Portfolio.
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

32	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$4.96	4.51%	$2,059,408	0.14	%*	0.14	%*	0.12	%*	0.12	%*	1.38	%*	96%
5.12	18.88	2,153,299	0.12		0.12		0.12		0.12		1.54		419
4.48	6.46	2,178,538	0.12		0.12		0.12		0.12		1.51		413
4.49	14.96	2,673,135	0.12		0.12		0.12		0.12		2.31		336
4.57	3.45	1,839,174	0.12		0.12		0.12		0.12		3.33		779
4.58	7.12	3,292,982	0.12		0.12		0.12		0.12		4.70		591

$10.00	0.22%	$15,637,956	0.00	%*	0.00	%*	0.00	%*	0.00	%*	0.52	%*	187%
10.01	0.06	856,978	0.00	*	0.00	*	0.00	*	0.00	*	0.25	*	0

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	33

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Asset-Backed Securities Portfolio	PIMCO Developing Local Markets Portfolio	PIMCO Emerging Markets Portfolio	PIMCO FX Strategy Portfolio	PIMCO High Yield Portfolio	PIMCO Investment Grade Corporate Portfolio	PIMCO Long Duration Corporate Bond Portfolio

Assets:
Investments, at value	$866,969	$136,413	$799,610	$24,151	$774,253	$3,611,895	$14,557,130
Investments in Affiliates, at value	13,148	33,841	409,240	8,117	12,138	815,798	302,043
Repurchase agreements, at value	540	271	664	179	301	7,545	21,257
Cash	55	0	1	106	0	4,644	38
Deposits with counterparty	12	0	1,441	0	16,974	8,766	11
Foreign currency, at value	0	90	283	0	1,291	9	2,937
Receivable for investments sold	20,515	1,552	6,900	92	9,461	19,285	9,107
Receivable for Portfolio shares sold	300	0	440	0	270	2,520	47,000
Interest and dividends receivable	3,665	2,971	13,548	0	15,392	48,471	176,122
Dividends receivable from Affiliates	1	8	92	2	2	241	51
Variation margin receivable on financial derivative instruments	31	0	26	0	268	296	613
OTC swap premiums paid	33	0	23,423	0	2,773	18,766	28,109
Unrealized appreciation on foreign currency contracts	0	9,483	4,511	799	638	0	12,756
Unrealized appreciation on OTC swap agreements	5,525	94	31,622	0	1,064	16,644	80,995
Other assets	6	0	0	0	0	0	162
	910,800	184,723	1,291,801	33,446	834,825	4,554,880	15,238,331

Liabilities:
Payable for reverse repurchase agreements	$114,704	$0	$0	$0	$221,525	$8,435	$987,007
Payable for investments purchased	60,579	0	136	0	14,483	92,728	273,942
Payable for investments in Affiliates purchased	1	8	92	2	2	241	52
Payable for sale-buyback financing transactions	28,885	0	2,298	0	0	0	367,828
Payable for short sales	0	0	0	0	3,731	0	0
Deposits from counterparty	3,465	13,666	42,357	0	1,345	15,323	70,122
Payable for floating rate notes issued	0	0	0	0	0	0	0
Payable for Portfolio shares redeemed	2,590	0	4,080	0	6,002	21,710	4,850
Dividends payable	0	0	0	0	0	0	0
Overdraft due to custodian	0	0	0	0	4	0	0
Written options outstanding	0	0	0	631	204	7,206	45,832
Accrued investment advisory fees	10	3	18	0	9	64	194
Accrued supervisory and administrative fees	15	12	88	1	13	95	290
Variation margin payable on financial derivative instruments	26	0	6	0	365	424	896
OTC swap premiums received	12,244	0	12,629	0	3,115	17,388	42,970
Unrealized depreciation on foreign currency contracts	0	3,867	12,416	170	1,582	0	10,355
Unrealized depreciation on OTC swap agreements	3,023	0	6,715	0	3,266	2,426	4,806
Other liabilities	0	0	0	0	0	14	27
	225,542	17,556	80,835	804	255,646	166,054	1,809,171

Net Assets	$685,258	$167,167	$1,210,966	$32,642	$579,179	$4,388,826	$13,429,160

Net Assets Consist of:
Paid in capital	$711,109	$251,468	$1,138,585	$30,737	$722,182	$3,902,184	$11,379,775
Undistributed (overdistributed) net investment income	7,519	(5,383)	(31,048)	830	24,362	9,332	31,949
Accumulated undistributed net realized gain (loss)	1,463	(69,951)	29,734	742	(167,947)	55,725	347,704
Net unrealized appreciation (depreciation)	(34,833)	(8,967)	73,695	333	582	421,585	1,669,732
	$685,258	$167,167	$1,210,966	$32,642	$579,179	$4,388,826	$13,429,160

Shares Issued and Outstanding	59,749	30,780	108,417	3,339	75,313	386,048	1,043,870

Net Asset Value and Redemption Price Per Share Outstanding	$11.47	$5.43	$11.17	$9.78	$7.69	$11.37	$12.86

Cost of Investments	$906,114	$151,096	$739,925	$24,444	$757,334	$3,214,840	$12,989,675
Cost of Investments in Affiliates	$13,148	$33,838	$409,175	$8,116	$12,138	$815,745	$302,029
Cost of Repurchase Agreements	$540	$271	$664	$179	$301	$7,545	$21,257
Cost of Foreign Currency Held	$0	$89	$286	$0	$1,305	$8	$2,938
Proceeds Received on Short Sales	$0	$0	$0	$0	$3,011	$0	$0
Premiums Received on Written Options	$0	$0	$0	$627	$0	$9,128	$48,818

34	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

PIMCO Low Duration Portfolio	PIMCO Moderate Duration Portfolio	PIMCO Mortgage Portfolio	PIMCO Municipal Sector Portfolio	PIMCO Real Return Portfolio	PIMCO Senior Floating Rate Portfolio	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government Sector Portfolio

$212,605	$106,579	$10,356,651	$388,110	$3,689,889	$8,720	$1,049,622	$14,813,085	$3,366,606	$3,534,612
73,085	0	520,188	12,445	62,937	1,003	12,394	0	0	186
534	51,343	5,294	1,588	693	199	4,220	10,556,839	796,592	237,603
0	1	0	0	25	1	10	0	0	21
0	0	0	3,272	122	0	824	0	0	0
0	0	0	0	7	0	0	0	3	0
2,693	807	5,218,133	0	3,010	129	1,361	0	0	44,644
0	0	4,370	150	1,950	0	280	0	54,800	1,950
374	362	21,172	5,302	11,819	37	3,640	36,646	9,206	18,128
18	0	331	1	29	0	2	0	0	0
5	0	0	128	132	0	0	0	0	39
1	7	29,891	491	173	0	0	0	0	0
0	0	0	0	2,123	0	0	0	0	0
26	15	24,616	0	79	0	2,417	0	0	0
0	0	0	0	0	0	0	0	0	0
289,341	159,114	16,180,646	411,487	3,772,988	10,089	1,074,770	25,406,570	4,227,207	3,837,183

$0	$0	$0	$0	$0	$0	$125,519	$0	$0	$0
31,012	30,702	7,415,291	0	55,707	1,024	0	1,158,163	12,560	460
18	0	331	1	29	1	2	0	0	0
0	0	0	0	1,199	0	0	0	0	0
0	0	878,470	0	0	0	0	0	0	29,115
0	0	76,583	330	2,510	0	1,530	0	0	0
0	0	0	7,059	0	0	0	0	0	0
0	0	37,600	1,250	17,100	0	2,540	0	0	18,470
0	0	0	0	0	0	0	0	10	0
35	0	513	0	0	0	0	11	0	0
1	0	0	0	4,305	0	0	0	0	0
4	2	113	6	54	0	14	0	66	56
6	3	169	9	80	0	21	0	100	85
0	0	0	0	26	0	41	0	0	54
53	6	14,989	0	4	0	175	0	0	0
0	0	0	0	3,165	0	0	0	0	0
0	3	13,531	143	18	0	1,475	0	0	0
0	0	0	25	0	0	0	0	0	0
31,129	30,716	8,437,590	8,823	84,197	1,025	131,317	1,158,174	12,736	48,240

$258,212	$128,398	$7,743,056	$402,664	$3,688,791	$9,064	$943,453	$24,248,396	$4,214,471	$3,788,943

$257,019	$128,239	$7,614,036	$346,804	$3,400,183	$8,902	$1,312,369	$24,229,493	$4,212,931	$3,737,522
245	61	(21,294)	9,542	(13,926)	70	10,267	184	(5)	9,412
(285)	(519)	121,433	(482)	59,014	2	(375,158)	12,586	337	(30,241)
1,233	617	28,881	46,800	243,520	90	(4,025)	6,133	1,208	72,250
$258,212	$128,398	$7,743,056	$402,664	$3,688,791	$9,064	$943,453	$24,248,396	$4,214,471	$3,788,943

25,702	12,824	692,916	44,918	367,627	892	99,341	2,419,232	420,923	401,399

$10.05	$10.01	$11.17	$8.96	$10.03	$10.16	$9.50	$10.02	$10.01	$9.44

$211,422	$105,976	$10,339,197	$340,486	$3,445,480	$8,630	$1,053,782	$14,806,952	$3,365,397	$3,473,212
$73,075	$0	$520,290	$12,445	$62,937	$1,003	$12,394	$0	$0	$185
$534	$51,343	$5,294	$1,588	$693	$199	$4,220	$10,556,839	$796,592	$237,603
$0	$0	$0	$0	$7	$0	$0	$0	$3	$0
$0	$0	$878,917	$0	$0	$0	$0	$0	$0	$28,912
$5	$2	$0	$0	$3,855	$0	$0	$0	$0	$0

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	35

Consolidated Statements of Assets and Liabilities

September 30, 2012 (Unaudited)

(Amounts in thousands, except per share amounts)	PIMCO International Portfolio	PIMCO Short-Term Floating NAV Portfolio III

Assets:
Investments, at value	$2,272,497	$12,023,780
Investments in Affiliates, at value	149,552	0
Repurchase agreements, at value	1,014	3,767,106
Cash	1	10,122
Deposits with counterparty	7,667	0
Foreign currency, at value	4,269	408
Receivable for investments sold	61,775	580
Receivable for Portfolio shares sold	1,110	0
Interest and dividends receivable	21,892	38,108
Dividends receivable from Affiliates	25	0
Reimbursement receivable from PIMCO	6	0
OTC swap premiums paid	1,054	0
Unrealized appreciation on foreign currency contracts	12,579	6,389
Unrealized appreciation on OTC swap agreements	344	0
Other assets	205	0
	2,533,990	15,846,493

Liabilities:
Payable for investments purchased	$114,953	$159,292
Payable for investments in Affiliates purchased	25	0
Payable for sale-buyback financing transactions	300,479	0
Deposits from counterparty	5,135	3,625
Payable for Portfolio shares redeemed	15,676	0
Accrued investment advisory fees	32	0
Accrued supervisory and administrative fees	159	0
Variation margin payable on financial derivative instruments	781	0
OTC swap premiums received	70	0
Unrealized depreciation on foreign currency contracts	35,665	45,620
Unrealized depreciation on OTC swap agreements	1,607	0
	474,582	208,537

Net Assets	$2,059,408	$15,637,956

Net Assets Consist of:
Paid in capital	$2,000,745	$15,636,934
Undistributed (overdistributed) net investment income	85,280	(35)
Accumulated undistributed net realized (loss)	(52,193)	(738)
Net unrealized appreciation	25,576	1,795
	$2,059,408	$15,637,956

Shares Issued and Outstanding	415,267	1,563,266

Net Asset Value and Redemption Price Per Share Outstanding	$4.96	$10.00

Cost of Investments	$2,233,128	$11,982,852
Cost of Investments in Affiliates	$149,552	$0
Cost of Repurchase Agreements	$1,014	$3,767,106
Cost of Foreign Currency Held	$4,276	$408

36	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2012 (Unaudited)
(Amounts in thousands)	PIMCO Asset-Backed Securities Portfolio	PIMCO Developing Local Markets Portfolio	PIMCO Emerging Markets Portfolio	PIMCO FX Strategy Portfolio	PIMCO High Yield Portfolio

Investment Income:
Interest, net of foreign taxes*	$13,315	$5,866	$25,869	$15	$28,612
Dividends	0	0	0	0	1,012
Dividends from Affiliate investments	7	104	523	23	31
Total Income	13,322	5,970	26,392	38	29,655

Expenses:
Investment advisory fees	64	21	115	3	57
Supervisory and administrative fees	96	102	575	5	86
Dividends on short sales	0	0	0	0	52
Trustees’ fees	0	0	1	0	0
Interest expense	150	13	39	1	692
Total Expenses	310	136	730	9	887

Net Investment Income	13,012	5,834	25,662	29	28,768

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	1,120	(1,922)	4,160	(1,942)	(8,810)
Net realized gain on Affiliate investments	2	8	106	15	5
Net realized (loss) on futures contracts	0	0	0	0	(40)
Net realized gain on written options	0	0	0	1,261	0
Net realized gain (loss) on swaps	490	14	34,516	0	(9,311)
Net realized (loss) on short sales	0	0	0	0	(283)
Net realized gain on foreign currency transactions	0	30,898	29,530	1,420	3,743
Net change in unrealized appreciation (depreciation) on investments	41,268	(9,377)	12,636	(255)	31,707
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	3	(33)	(12)	0
Net change in unrealized appreciation on futures contracts	307	0	0	0	1,392
Net change in unrealized (depreciation) on written options	0	0	0	(380)	(67)
Net change in unrealized appreciation (depreciation) on swaps	3,325	(2)	(10,118)	0	(1,608)
Net change in unrealized (depreciation) on short sales	0	0	0	0	(694)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(5,726)	(18,365)	1,430	(561)
Net Gain	46,512	13,896	52,432	1,537	15,473

Net Increase in Net Assets Resulting from Operations	$59,524	$19,730	$78,094	$1,566	$44,241

* Foreign tax withholdings	$0	$0	$1	$0	$0

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	37

Statements of Operations (Cont.)

Six Months Ended September 30, 2012 (Unaudited)
(Amounts in thousands)	PIMCO Investment Grade Corporate Portfolio	PIMCO Long Duration Corporate Bond Portfolio	PIMCO Low Duration Portfolio (1)	PIMCO Moderate Duration Portfolio (2)	PIMCO Mortgage Portfolio

Investment Income:
Interest, net of foreign taxes*	$91,067	$297,249	$417	$172	$68,819
Dividends	1,127	7	0	0	0
Dividends from Affiliate investments	1,017	262	71	0	1,170
Miscellaneous income	0	2	0	0	0
Total Income	93,211	297,520	488	172	69,989

Expenses:
Investment advisory fees	410	1,220	17	4	751
Supervisory and administrative fees	614	1,829	26	7	1,126
Trustees’ fees	2	7	0	0	4
Interest expense	1	365	0	0	44
Total Expenses	1,027	3,421	43	11	1,925

Net Investment Income	92,184	294,099	445	161	68,064

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	28,017	96,943	(163)	(568)	85,157
Net realized gain on Affiliate investments	108	55	4	0	142
Net realized gain (loss) on futures contracts	958	20,372	0	0	0
Net realized gain (loss) on written options	2,256	15,774	0	0	0
Net realized gain (loss) on swaps	8,667	108,855	(126)	49	2,403
Net realized gain on foreign currency transactions	0	12,091	0	0	0
Net change in unrealized appreciation on investments	176,541	851,376	1,183	603	93,565
Net change in unrealized appreciation (depreciation) on Affiliate investments	(32)	11	10	0	(105)
Net change in unrealized appreciation (depreciation) on futures contracts	470	5,885	0	0	0
Net change in unrealized appreciation (depreciation) on written options	631	(6,035)	4	2	0
Net change in unrealized appreciation (depreciation) on swaps	9,479	18,703	36	12	86
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	859	0	0	0
Net Gain	227,095	1,124,889	948	98	181,248

Net Increase in Net Assets Resulting from Operations	$319,279	$1,418,988	$1,393	$259	$249,312

* Foreign tax withholdings	$14	$26	$0	$0	$0

(1)	Period from May 31, 2012 to September 30, 2012.
(2)	Period from July 31, 2012 to September 30, 2012.

38	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Municipal Sector Portfolio	PIMCO Real Return Portfolio	PIMCO Senior Floating Rate Portfolio	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government Sector Portfolio

$9,483	$26,112	$192	$18,151	$39,000	$5,947	$31,843
0	0	0	37	0	0	0
14	474	1	47	0	0	1
0	0	0	0	0	0	0
9,497	26,586	193	18,235	39,000	5,947	31,844

40	344	1	96	0	402	411
60	515	1	145	0	602	617
0	2	0	1	0	2	2
306	6	0	168	38	14	18
406	867	2	410	38	1,020	1,048

9,091	25,719	191	17,825	38,962	4,927	30,796

1,624	43,045	11	183	1,750	95	31,586
2	96	0	26	0	0	0
(2,722)	1,157	0	0	0	0	112,477
0	(104)	0	0	0	0	5,300
(105)	(1,327)	0	(56)	0	0	(4,978)
0	2,887	0	0	0	0	0
14,994	121,380	48	41,328	1,960	806	127,041
0	0	0	(10)	0	0	0
34	(371)	0	0	0	0	55,122
0	(947)	0	0	0	0	(3,934)
(1,771)	(336)	0	(1,703)	0	0	(32,791)
0	(3,246)	0	0	0	0	0
12,056	162,234	59	39,768	3,710	901	289,823

$21,147	$187,953	$250	$57,593	$42,672	$5,828	$320,619

$0	$0	$0	$0	$0	$0	$0

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	39

Consolidated Statements of Operations

Six Months Ended September 30, 2012 (Unaudited)
(Amounts in thousands)	PIMCO International Portfolio	PIMCO Short-Term Floating NAV Portfolio III

Investment Income:
Interest	$15,959	$23,974
Dividends from Affiliate investments	337	0
Total Income	16,296	23,974

Expenses:
Investment advisory fees	216	0
Supervisory and administrative fees	1,081	0
Trustees’ fees	2	0
Interest expense	192	11
Total Expenses	1,491	11
Waiver and/or Reimbursement by PIMCO	(19)	0
Net Expenses	1,472	11

Net Investment Income	14,824	23,963

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(16,024)	27,052
Net realized gain on Affiliate investments	69	0
Net realized gain on futures contracts	5,210	0
Net realized gain on swaps	11,383	0
Net realized gain (loss) on foreign currency transactions	27,332	(27,790)
Net change in unrealized appreciation on investments	63,178	41,010
Net change in unrealized (depreciation) on futures contracts	(2,698)	0
Net change in unrealized appreciation on swaps	9,593	0
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(20,964)	(39,272)
Net Gain	77,079	1,000

Net Increase in Net Assets Resulting from Operations	$91,903	$24,963

40	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO Asset-Backed Securities Portfolio		PIMCO Developing Local Markets Portfolio		PIMCO Emerging Markets Portfolio		PIMCO FX Strategy Portfolio

(Amounts in thousands)	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$13,012	$25,248	$5,834	$18,656	$25,662	$63,534	$29	$67
Net realized gain (loss)	1,610	25,643	28,990	(7,340)	68,206	(7,429)	739	(861)
Net realized gain (loss) on Affiliate investments	2	6	8	(3)	106	(18)	15	(9)
Net change in unrealized appreciation (depreciation)	44,900	(13,127)	(15,105)	(21,194)	(15,847)	30,962	795	(758)
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	3	(47)	(33)	98	(12)	13
Net increase resulting from operations	59,524	37,770	19,730	(9,928)	78,094	87,147	1,566	(1,548)

Distributions to Shareholders:
From net investment income	(12,960)	(34,000)	(2,454)	(36,794)	(12,758)	(77,649)	0	(364)
From net realized capital gains	0	(15,447)	0	0	0	0	0	0
Tax basis return of capital	0	0	0	(11,607)	0	(14,851)	0	(18)

Total Distributions	(12,960)	(49,447)	(2,454)	(48,401)	(12,758)	(92,500)	0	(382)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	25,126	(3,310)	(44,590)	(575,125)	12,096	(75,411)	(3,464)	28,555

Total Increase (Decrease) in Net Assets	71,690	(14,987)	(27,314)	(633,454)	77,432	(80,764)	(1,898)	26,625

Net Assets:
Beginning of period	613,568	628,555	194,481	827,935	1,133,534	1,214,298	34,540	7,915
End of period*	$685,258	$613,568	$167,167	$194,481	$1,210,966	$1,133,534	$32,642	$34,540

*Including undistributed (overdistributed) net investment income of:	$7,519	$7,467	$(5,383)	$(8,763)	$(31,048)	$(43,952)	$830	$801

**	See note 13 in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	41

Statements of Changes in Net Assets (Cont.)

	PIMCO High Yield Portfolio		PIMCO Investment Grade Corporate Portfolio		PIMCO Long Duration Corporate Bond Portfolio		PIMCO Low Duration Portfolio

(Amounts in thousands)	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Period from May 31, 2012 to September 30, 2012 (Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$28,768	$71,734	$92,184	$235,374	$294,099	$512,741	$445
Net realized gain (loss)	(14,701)	22,552	39,898	110,514	254,035	384,839	(289)
Net realized gain (loss) on Affiliate investments	5	25	108	30	55	115	4
Net change in unrealized appreciation (depreciation)	30,169	(63,577)	187,121	(105,797)	870,788	585,613	1,223
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	(32)	84	11	4	10
Net increase resulting from operations	44,241	30,734	319,279	240,205	1,418,988	1,483,312	1,393

Distributions to Shareholders:
From net investment income	(30,963)	(78,500)	(102,744)	(253,600)	(319,259)	(514,701)	(200)
From net realized capital gains	0	0	0	0	0	(205,337)	0

Total Distributions	(30,963)	(78,500)	(102,744)	(253,600)	(319,259)	(720,038)	(200)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	4,930	(419,204)	210,970	(718,690)	1,341,689	2,871,907	257,019

Total Increase (Decrease) in Net Assets	18,208	(466,970)	427,505	(732,085)	2,441,418	3,635,181	258,212

Net Assets:
Beginning of period	560,971	1,027,941	3,961,321	4,693,406	10,987,742	7,352,561	0
End of period*	$579,179	$560,971	$4,388,826	$3,961,321	$13,429,160	$10,987,742	$258,212

*Including undistributed (overdistributed) net investment income of:	$24,362	$26,557	$9,332	$19,892	$31,949	$57,109	$245

**	See note 13 in the Notes to Financial Statements.

42	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Moderate Duration Portfolio	PIMCO Mortgage Portfolio		PIMCO Municipal Sector Portfolio		PIMCO Real Return Portfolio		PIMCO Senior Floating Rate Portfolio

Period from July 31, 2012 to September 30, 2012 (Unaudited)	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Period from April 29, 2011 to March 31, 2012

$161	$68,064	$173,916	$9,091	$24,032	$25,719	$50,122	$191	$268
(519)	87,560	305,430	(1,203)	11,668	45,658	130,259	11	(9)
0	142	324	2	2	96	125	0	0
617	93,651	(42,035)	13,257	38,501	116,480	103,740	48	42
0	(105)	3	0	0	0	1	0	0
259	249,312	437,638	21,147	74,203	187,953	284,247	250	301

(100)	(127,521)	(250,004)	(7,974)	(22,250)	(33,795)	(60,501)	(189)	(200)
0	0	(117,057)	0	0	0	(113,437)	0	0

(100)	(127,521)	(367,061)	(7,974)	(22,250)	(33,795)	(173,938)	(189)	(200)

128,239	95,438	(854,393)	(10,136)	16,586	531,775	1,561,200	185	8,717

128,398	217,229	(783,816)	3,037	68,539	685,933	1,671,509	246	8,818

0	7,525,827	8,309,643	399,627	331,088	3,002,858	1,331,349	8,818	0
$128,398	$7,743,056	$7,525,827	$402,664	$399,627	$3,688,791	$3,002,858	$9,064	$8,818

$61	$(21,294)	$38,163	$9,542	$8,425	$(13,926)	$(5,850)	$70	$68

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	43

Statements of Changes in Net Assets (Cont.)

	PIMCO Short-Term Portfolio		PIMCO Short-Term Floating NAV Portfolio		PIMCO Short-Term Floating NAV Portfolio II		PIMCO U.S. Government Sector Portfolio

(Amounts in thousands)	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$17,825	$43,927	$38,962	$152,376	$4,927	$10,345	$30,796	$66,605
Net realized gain (loss)	127	(52,488)	1,750	16,454	95	452	144,385	(52,086)
Net realized gain (loss) on Affiliate investments	26	(9)	0	0	0	0	0	(2)
Net change in unrealized appreciation (depreciation)	39,625	25,583	1,960	(15,366)	806	(1,182)	145,438	26,557
Net change in unrealized appreciation (depreciation) on Affiliate investments	(10)	10	0	0	0	0	0	(12)
Net increase resulting from operations	57,593	17,023	42,672	153,464	5,828	9,615	320,619	41,062

Distributions to Shareholders:
From net investment income	(18,938)	(50,102)	(38,974)	(152,321)	(4,930)	(10,340)	(31,734)	(48,009)
From net realized capital gains	0	0	0	(10,132)	0	(634)	0	0

Total Distributions	(18,938)	(50,102)	(38,974)	(162,453)	(4,930)	(10,974)	(31,734)	(48,009)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(73,810)	(298,324)	(6,505,941)	(28,738,857)	480,458	(923,909)	(574,339)	(796,132)

Total Increase (Decrease) in Net Assets	(35,155)	(331,403)	(6,502,243)	(28,747,846)	481,356	(925,268)	(285,454)	(803,079)

Net Assets:
Beginning of period	978,608	1,310,011	30,750,639	59,498,485	3,733,115	4,658,383	4,074,397	4,877,476
End of period*	$943,453	$978,608	$24,248,396	$30,750,639	$4,214,471	$3,733,115	$3,788,943	$4,074,397

*Including undistributed (overdistributed) net investment income of:	$10,267	$11,380	$184	$196	$(5)	$(2)	$9,412	$10,350

**	See note 13 in the Notes to Financial Statements.

44	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO International Portfolio		PIMCO Short-Term Floating NAV Portfolio III

(Amounts in thousands)	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Period from March 12, 2012 to March 31, 2012

Increase in Net Assets from:

Operations:
Net investment income	$14,824	$34,715	$23,963	$52
Net realized gain (loss)	27,901	372,930	(738)	(41)
Net realized gain on Affiliate investments	69	144	0	0
Net change in unrealized appreciation (depreciation)	49,109	(16,483)	1,738	57
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	(54)	0	0
Net increase resulting from operations	91,903	391,252	24,963	68

Distributions to Shareholders:
From net investment income	(155,540)	(88,191)	(23,956)	(52)

Total Distributions	(155,540)	(88,191)	(23,956)	(52)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(30,254)	(328,300)	14,779,971	856,962

Total Increase (Decrease) in Net Assets	(93,891)	(25,239)	14,780,978	856,978

Net Assets:
Beginning of period	2,153,299	2,178,538	856,978	0
End of period*	$2,059,408	$2,153,299	$15,637,956	$856,978

*Including undistributed (overdistributed) net investment income of:	$85,280	$225,996	$(35)	$(42)

**	See note 13 in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	45

Statements of Cash Flows

Six Months Ended September 30, 2012 (Unaudited)
(Amounts in thousands)	PIMCO Asset-Backed Securities Portfolio	PIMCO High Yield Portfolio

Cash flows provided by operating activities:

Net increase in net assets resulting from operations	$59,524	$44,241

Adjustments to reconcile net increase in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term securities	(377,651)	(199,100)
Proceeds from sales of long-term securities	343,584	211,122
Purchases (proceeds from sales) of short-term portfolio investments, net	(7,380)	14,497
Increase in deposits with counterparty	(7)	(2,927)
Increase (decrease) in receivable for investments sold	(12,379)	4,096
Decrease in interest and dividends receivable	168	214
Increase in OTC swap premiums received (paid)	(5,724)	(22)
Increase (decrease) in payable for investments purchased	(70,462)	1,271
Decrease in accrued investment advisory fees	(1)	(3)
Decrease in accrued supervisory and administrative fees	(1)	0
Increase (decrease) in variation receivable (payable) on financial derivative instruments	2,035	(886)
Proceeds from currency transactions	0	3,747
Net change in unrealized appreciation investments	(41,268)	(31,707)
Net change in unrealized appreciation on futures contracts	(307)	(1,392)
Net change in unrealized (depreciation) on written options	0	67
Net change in unrealized appreciation (depreciation) on swaps	(3,325)	1,608
Net change in unrealized (depreciation) on short sales	0	694
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	561
Net realized gain (loss) on investments	(1,122)	5,345
Net premium (amortization) on investments	465	(283)
Net cash provided by (used for) operating activities	(113,851)	51,143

Cash flows received from (used for) financing activities:
Proceeds from shares sold	53,100	26,540
Payment on shares redeemed	(36,915)	(46,809)
Cash dividend paid*	(174)	(427)
Net borrowing (repayment) of reverse repurchase agreements	70,126	(30,162)
Increase in payable for sale-buyback financing transactions	28,885	0
Increase (decrease) in overdraft due to custodian	(1,300)	4
Decrease in payable to counterparty	0	(11)
Net cash provided by (used for) financing activities	113,722	(50,865)

Net Increase (Decrease) in Cash and Foreign Currency	(129)	278

Cash and Foreign Currency:
Beginning of period	184	1,013
End of period	$55	$1,291

* Reinvestment of dividends	$12,786	$30,562

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$150	$692

46	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Asset-Backed Securities Portfolio

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 2.6%

BANKING & FINANCE 1.1%
Citigroup, Inc.
1.906% due 01/13/2014	$5,600	$5,648
Preferred Term Securities Ltd.
0.939% due 03/24/2034	1,698	1,070
Prudential Financial, Inc.
6.625% due 12/01/2037	1,000	1,250

		7,968

INDUSTRIALS 1.5%
CVS Pass-Through Trust
5.880% due 01/10/2028	1,638	1,845
Times Square Hotel Trust
8.528% due 08/01/2026	6,317	6,746
UAL Pass-Through Trust
6.636% due 01/02/2024	1,516	1,584

		10,175

Total Corporate Bonds & Notes (Cost $17,817)		18,143

MUNICIPAL BONDS & NOTES 0.6%

TEXAS 0.2%
North Texas Higher Education Authority Revenue Bonds, Series 2011
1.561% due 04/01/2040	1,181	1,200

WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,725	2,853

Total Municipal Bonds & Notes (Cost $4,687)		4,053

U.S. GOVERNMENT AGENCIES 13.7%
Fannie Mae
0.277% due 07/25/2037	5,959	5,728
0.347% due 03/25/2036	121	114
0.457% due 08/25/2031 - 05/25/2032	305	281
0.650% due 09/17/2027	5	5
0.667% due 02/25/2033	303	307
0.669% due 06/25/2021 - 10/25/2021	52	52
0.719% due 01/25/2020 - 03/25/2022	97	97
0.769% due 12/25/2021	17	17
0.820% due 11/18/2031	11	11
0.867% due 11/25/2031	195	198
0.919% due 04/25/2022	14	14
0.969% due 05/25/2022	29	29
1.069% due 05/25/2018 - 10/25/2020	76	77
1.119% due 08/25/2023	39	40
1.180% due 12/25/2021	6	6
1.217% due 04/25/2032	23	24
1.219% due 12/25/2023	50	51
1.348% due 03/01/2044 - 10/01/2044	181	185
1.369% due 10/25/2022 - 09/25/2023	34	35
1.548% due 11/01/2030 - 10/01/2040	114	117
1.627% due 02/01/2033	432	453

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 12/25/2023	$62	$64
2.021% due 11/01/2035	8	8
2.123% due 02/01/2035	40	43
2.130% due 03/01/2030	13	13
2.162% due 09/01/2033	72	76
2.165% due 06/01/2033	46	48
2.171% due 03/01/2035	72	76
2.172% due 12/01/2035	40	42
2.182% due 05/01/2036	32	34
2.200% due 08/01/2033	63	68
2.215% due 11/01/2032	140	147
2.220% due 10/01/2031	33	34
2.229% due 05/01/2034	103	110
2.245% due 09/01/2030	31	32
2.250% due 03/01/2029 - 12/01/2036	143	150
2.251% due 10/01/2032	44	46
2.258% due 04/01/2018	7	7
2.260% due 08/01/2032	20	21
2.273% due 11/01/2034	6	6
2.291% due 09/01/2033	25	27
2.305% due 01/01/2035	34	37
2.315% due 03/01/2027 - 07/01/2035	133	142
2.325% due 08/01/2033	126	135
2.334% due 02/01/2035	58	61
2.337% due 10/01/2034	21	23
2.355% due 07/01/2033	38	41
2.366% due 10/01/2026 - 11/01/2040	130	134
2.375% due 09/01/2032	23	23
2.390% due 04/01/2036	10	11
2.400% due 01/01/2033	32	32
2.424% due 04/01/2034	12	12
2.465% due 05/01/2031	12	12
2.480% due 06/01/2033	27	27
2.487% due 03/01/2035	62	66
2.493% due 10/01/2033	12	13
2.535% due 11/01/2034	78	83
2.570% due 11/01/2024	77	79
2.574% due 12/01/2033	2	2
2.593% due 12/01/2036	71	77
2.643% due 07/01/2033	42	45
2.644% due 12/01/2036	68	73
2.655% due 07/01/2034	54	55
2.660% due 09/01/2033	36	39
2.675% due 05/25/2035	1,161	1,241
2.715% due 05/01/2033	145	154
2.718% due 05/01/2025	5	5
2.728% due 03/01/2033	4	4
2.742% due 04/01/2033	34	36
2.743% due 03/01/2035	28	30
2.793% due 01/01/2037	45	48
2.821% due 09/01/2033	77	82
2.838% due 06/01/2033	140	146
2.875% due 09/01/2015 - 09/01/2033	161	167
3.000% due 09/01/2033	4	5
3.105% due 08/01/2035	72	77
3.644% due 05/01/2036	79	81
3.683% due 01/01/2015	6	6
3.930% due 02/01/2018	5	5
4.000% due 11/25/2033 - 11/01/2042	32,451	34,961
4.080% due 12/01/2017	8	8
4.220% due 11/01/2019	19	19
4.250% due 10/01/2027 - 03/25/2033	11	11

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 09/25/2018 - 05/01/2040	$20,177	$22,820
4.790% due 12/01/2014	3	3
4.865% due 03/01/2019	6	6
5.000% due 06/25/2023 - 11/25/2032	474	528
5.370% due 08/25/2043	389	401
5.500% due 04/25/2017 - 09/25/2035	2,368	2,842
5.508% due 04/01/2036	78	84
6.000% due 03/25/2016	10	10
6.440% due 07/01/2036	714	880
6.500% due 06/25/2028	61	68
6.510% due 08/01/2036	1,016	1,256
6.554% due 05/25/2037 (a)	6,229	1,281
6.770% due 01/18/2029	89	90
7.000% due 02/01/2019 - 07/25/2042	37	40
7.500% due 08/25/2021 - 07/25/2022	75	88
7.875% due 11/01/2018	8	9
8.500% due 05/01/2017 - 04/01/2032	280	314
9.375% due 04/01/2016	66	73
15.381% due 08/25/2021	40	54
Freddie Mac
0.471% due 10/15/2032	35	35
0.477% due 08/25/2031	140	137
0.571% due 12/15/2029	31	32
0.577% due 10/25/2029	2	2
0.671% due 12/15/2031	12	12
0.700% due 02/15/2024	4	4
0.771% due 08/15/2031	43	44
0.800% due 04/15/2022	8	8
0.900% due 03/15/2020	26	26
0.950% due 06/15/2022	30	31
1.020% due 10/15/2022	19	20
1.090% due 09/25/2023	655	666
1.200% due 02/15/2021	12	12
1.201% due 05/15/2023	50	51
1.306% due 10/25/2044	6,624	6,682
1.348% due 02/25/2045	42	41
1.350% due 05/15/2023	17	17
1.511% due 07/25/2044	1,530	1,565
1.625% due 02/01/2017	3	3
2.232% due 10/01/2034	60	63
2.233% due 02/01/2035	62	66
2.261% due 03/01/2028	9	9
2.275% due 09/01/2028	24	24
2.276% due 11/01/2027	91	91
2.310% due 02/01/2022	10	10
2.317% due 08/01/2029	1	1
2.331% due 10/01/2033	8	8
2.333% due 04/01/2032	159	162
2.348% due 04/01/2033	7	7
2.355% due 12/01/2033 - 04/01/2034	296	314
2.362% due 11/01/2034	105	110
2.363% due 01/01/2035	17	19
2.365% due 11/01/2023 - 09/01/2033	144	154
2.372% due 02/01/2035	115	124
2.375% due 08/01/2032 - 11/01/2034	127	133
2.376% due 02/01/2026	10	10
2.421% due 09/01/2035	31	33
2.481% due 08/01/2023	24	25
2.516% due 03/01/2032	115	124

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	47

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.520% due 02/01/2036	$52	$55
2.541% due 03/01/2030	33	34
2.558% due 01/01/2035	63	67
2.576% due 02/01/2035	34	37
2.602% due 08/01/2030	54	55
2.612% due 01/01/2035	42	43
2.673% due 02/01/2035	67	72
2.870% due 01/01/2032	7	8
2.899% due 07/01/2037	73	78
2.929% due 09/01/2035	60	65
3.097% due 04/01/2035	177	181
3.100% due 03/01/2033	11	11
4.000% due 10/15/2033	286	312
4.500% due 08/15/2017 - 09/15/2018	138	149
5.000% due 08/15/2019 - 02/15/2036	751	873
5.432% due 05/01/2026	32	33
5.500% due 05/15/2036	142	158
5.593% due 04/01/2036	60	64
5.812% due 08/01/2031	157	165
6.500% due 10/15/2013 - 07/25/2043	971	1,118
7.000% due 06/15/2029	88	93
7.500% due 02/15/2023 - 01/15/2031	31	37
8.000% due 03/15/2023	51	51
9.250% due 11/15/2019	8	9
9.500% due 04/15/2020	11	12
16.759% due 09/15/2014	2	3
Ginnie Mae
0.619% due 02/20/2029	3	3
1.625% due 01/20/2023 - 10/20/2033	436	452
1.750% due 05/20/2030 - 05/20/2032	115	120
2.000% due 04/20/2017 - 07/20/2030	185	194
2.125% due 01/20/2034	49	51
3.000% due 04/20/2018 - 04/20/2019	23	25
4.000% due 04/20/2016 - 04/20/2019	17	18

Total U.S. Government Agencies (Cost $88,576)		93,569

U.S. TREASURY OBLIGATIONS 29.6%
U.S. Treasury Bonds
9.875% due 11/15/2015 (d)(f)(g)	14,800	19,178
U.S. Treasury Notes
1.250% due 08/31/2015 (d)(g)	37,000	38,012
2.125% due 12/31/2015 (e)	42,000	44,408
2.375% due 08/31/2014 (d)	1,600	1,665
3.125% due 10/31/2016 (e)	90,100	99,772

Total U.S. Treasury Obligations (Cost $201,467)		203,035

MORTGAGE-BACKED SECURITIES 37.8%
American Home Mortgage Investment Trust
2.655% due 06/25/2045	193	174
2.709% due 02/25/2045	276	269
Banc of America Funding Corp.
2.364% due 01/26/2037	192	189
5.630% due 01/20/2047^	45	32
Banc of America Mortgage Trust
2.747% due 12/25/2033	354	351

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.791% due 11/25/2033	$97	$100
2.834% due 11/25/2034	265	231
2.940% due 10/25/2035	2,537	2,261
2.997% due 05/25/2033	160	162
2.998% due 07/25/2033	341	341
3.106% due 06/25/2034	297	292
3.196% due 02/25/2033	109	108
Bear Stearns Adjustable Rate Mortgage Trust
2.470% due 10/25/2035	364	343
2.631% due 02/25/2036	550	408
2.764% due 08/25/2033	53	54
2.857% due 11/25/2030	24	24
2.862% due 04/25/2034	235	227
2.870% due 04/25/2034	1,806	1,701
2.911% due 02/25/2033	18	16
2.931% due 01/25/2034	176	179
2.959% due 02/25/2034	2,489	2,467
2.999% due 10/25/2034	206	172
3.008% due 05/25/2033	641	394
3.077% due 10/25/2034	212	204
3.101% due 07/25/2034	2	2
3.117% due 05/25/2047^	2,114	1,625
3.189% due 05/25/2034	57	56
3.229% due 05/25/2034	21	21
Bear Stearns Alt-A Trust
2.676% due 12/25/2033	1,176	1,192
2.682% due 04/25/2035	221	189
2.694% due 01/25/2036^	1,470	893
2.863% due 02/25/2036^	32	18
2.890% due 05/25/2035	645	582
2.937% due 08/25/2036^	1,304	806
5.493% due 08/25/2036^	3,386	2,349
Bear Stearns Commercial Mortgage Securities
0.871% due 03/15/2019	1,833	1,774
Bear Stearns Mortgage Securities, Inc.
3.510% due 06/25/2030	62	62
Bear Stearns Structured Products, Inc.
2.837% due 12/26/2046	1,576	918
2.840% due 01/26/2036	2,500	1,579
Bella Vista Mortgage Trust
0.469% due 05/20/2045	105	71
CBA Commercial Small Balance Commercial Mortgage
0.497% due 12/25/2036	490	388
CC Mortgage Funding Corp.
0.739% due 01/25/2035	1,154	409
Charlotte Gateway Village LLC
6.410% due 12/01/2016	964	979
Chase Mortgage Finance Corp.
5.096% due 01/25/2036^	29	1
Citigroup Mortgage Loan Trust, Inc.
0.547% due 12/25/2034	653	625
1.017% due 08/25/2035	543	344
2.570% due 10/25/2035	306	284
2.600% due 05/25/2035	120	117
2.679% due 08/25/2035	498	499
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	320	260
Commercial Mortgage Pass-Through Certificates
0.451% due 02/05/2019	269	263
5.665% due 02/05/2019	3,000	2,998
Commercial Mortgage Pass-Through Certificates Trust
2.445% due 05/15/2045 (a)	15,934	2,208
7.968% due 08/15/2033	546	545
Community Program Loan Trust
4.500% due 04/01/2029	490	497
Countrywide Alternative Loan Trust
0.407% due 09/25/2046	1,638	1,083

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.407% due 11/25/2046	$132	$87
0.414% due 12/20/2046	5,931	3,666
0.419% due 07/20/2046^	2,712	1,340
0.429% due 03/20/2046	935	564
0.429% due 07/20/2046^	2,363	1,127
0.467% due 05/25/2035	365	141
0.487% due 02/25/2036	360	235
0.497% due 12/25/2035	458	381
0.507% due 11/25/2035	133	83
0.527% due 10/25/2035	189	126
0.539% due 11/20/2035	959	628
0.547% due 10/25/2035	168	105
0.617% due 03/25/2034	21	21
0.717% due 05/25/2035	1,131	871
0.717% due 09/25/2047^	40	2
0.987% due 11/25/2035	6,362	4,432
1.042% due 08/25/2046	4,063	2,660
1.148% due 02/25/2036	1,407	1,074
1.697% due 08/25/2035	4,369	3,309
5.418% due 08/25/2036	267	273
5.500% due 03/25/2036	141	95
5.750% due 03/25/2037^	1,296	1,010
6.000% due 10/25/2032	4	4
6.250% due 12/25/2033	304	316
6.250% due 08/25/2037^	735	536
6.500% due 11/25/2031	289	305
Countrywide Home Loan Mortgage Pass-Through Trust
0.507% due 04/25/2035	125	88
0.517% due 03/25/2035	100	73
0.537% due 03/25/2035	7,291	5,171
0.557% due 02/25/2035	243	209
0.607% due 02/25/2035	348	209
0.617% due 08/25/2018	46	44
0.677% due 09/25/2034	497	198
0.757% due 02/25/2035	536	489
1.933% due 06/19/2031	8	8
2.610% due 02/20/2036	475	359
2.706% due 02/19/2034	54	27
2.722% due 02/20/2035	10	9
2.737% due 02/19/2034	61	62
2.809% due 02/20/2036	707	603
2.836% due 04/25/2035	365	50
2.925% due 07/19/2033	191	192
2.965% due 05/19/2033	36	36
3.012% due 08/25/2034	465	403
3.086% due 02/25/2034	300	290
4.500% due 10/25/2018	199	203
5.000% due 11/25/2018	78	81
5.500% due 08/25/2033	551	519
Credit Suisse First Boston Mortgage Securities Corp.
0.888% due 03/25/2032	95	83
2.460% due 06/25/2033	714	708
2.605% due 07/25/2033	75	75
2.761% due 10/25/2033	485	464
2.962% due 12/25/2032	89	80
5.500% due 11/25/2035	638	544
5.750% due 04/25/2033	75	79
6.250% due 07/25/2035	1,067	1,145
6.500% due 04/25/2033	36	39
7.000% due 02/25/2033	43	46
Credit Suisse Mortgage Capital Certificates
0.401% due 04/15/2022	7,752	7,335
0.451% due 10/15/2021	7,405	7,177
3.019% due 07/27/2036	602	608
3.034% due 08/27/2037	189	189
5.383% due 02/15/2040	500	553
5.509% due 04/15/2047	2,000	2,314

48	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CW Capital Cobalt Commercial Mortgage Trust
5.484% due 04/15/2047	$500	$576
DBUBS Mortgage Trust
3.642% due 08/10/2044	1,100	1,207
Downey Savings & Loan Association Mortgage Loan Trust
1.088% due 04/19/2047	1,545	1,119
Drexel Burnham Lambert CMO Trust
0.965% due 05/01/2016	15	15
First Horizon Alternative Mortgage Securities
2.585% due 06/25/2034	4,462	4,443
2.589% due 11/25/2035^	3,794	2,980
2.625% due 03/25/2035	460	361
First Horizon Mortgage Pass-Through Trust
2.616% due 02/25/2035	404	404
First Republic Mortgage Loan Trust
0.571% due 11/15/2031	574	571
0.697% due 06/25/2030	65	65
GMAC Mortgage Corp. Loan Trust
3.691% due 05/25/2035	66	61
Greenpoint Mortgage Funding Trust
0.427% due 04/25/2036	506	308
0.447% due 06/25/2045	440	307
Greenpoint Mortgage Pass-Through Certificates
3.177% due 10/25/2033	371	365
Greenwich Capital Acceptance, Inc.
3.046% due 06/25/2024	42	42
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	50	56
GS Mortgage Securities Corp.
2.202% due 03/06/2020	4,500	4,501
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043	1,564	1,589
8.000% due 09/19/2027	717	744
GSR Mortgage Loan Trust
0.567% due 01/25/2034	42	40
2.613% due 09/25/2035	64	63
2.646% due 09/25/2035	1,067	1,072
2.705% due 01/25/2036	1,062	926
Harborview Mortgage Loan Trust
0.399% due 07/19/2046	1,926	1,099
0.409% due 02/19/2046	889	634
0.439% due 05/19/2035	543	401
0.459% due 03/19/2036	625	387
0.569% due 01/19/2035	82	58
0.959% due 02/19/2034	47	47
2.256% due 11/19/2034	71	69
2.898% due 12/19/2035	74	61
2.913% due 08/19/2034	444	391
2.966% due 06/19/2045	160	94
HSI Asset Securitization Corp. Trust
0.537% due 07/25/2035	328	300
Impac CMB Trust
1.117% due 10/25/2033	397	397
Impac Secured Assets Trust
0.567% due 05/25/2036	244	243
0.647% due 08/25/2036	1,650	1,647
1.157% due 11/25/2034	72	72
Indymac Adjustable Rate Mortgage Trust
1.815% due 01/25/2032	18	17
Indymac Index Mortgage Loan Trust
0.407% due 09/25/2046	1,300	877
0.457% due 04/25/2035	386	306
0.457% due 07/25/2035	395	299
0.497% due 03/25/2035	303	236
0.517% due 06/25/2037^	268	105
0.537% due 02/25/2035	1,560	1,217

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.437% due 09/25/2034	$298	$197
2.671% due 12/25/2034	2,434	2,129
Indymac Residential Mortgage-Backed Trust
0.437% due 10/25/2013^	37	13
JP Morgan Resecuritization Trust
2.608% due 07/27/2037	134	133
5.367% due 01/27/2047	420	430
5.830% due 04/20/2036	505	519
6.000% due 02/27/2037	1,061	1,089
JPMorgan Alternative Loan Trust
0.716% due 06/27/2037	9,024	6,926
JPMorgan Chase Commercial Mortgage Securities Corp.
0.671% due 07/15/2019	3,000	2,836
JPMorgan Mortgage Trust
2.949% due 06/25/2035	401	355
3.183% due 10/25/2035	500	480
3.304% due 10/25/2035	187	172
4.840% due 04/25/2035	94	95
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	19	21
LB Mortgage Trust
8.509% due 01/20/2017	85	85
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	100	115
MASTR Adjustable Rate Mortgages Trust
0.547% due 12/25/2034	1,620	1,365
2.585% due 12/25/2033	150	137
3.124% due 01/25/2034	2	2
MASTR Asset Securitization Trust
5.500% due 06/25/2033	396	416
5.500% due 09/25/2033	1,286	1,319
Mellon Residential Funding Corp.
0.701% due 06/15/2030	323	326
0.921% due 11/15/2031	357	354
Merrill Lynch Mortgage Investors Trust
0.837% due 08/25/2028	45	45
0.857% due 10/25/2028	567	550
0.957% due 03/25/2028	94	92
1.986% due 10/25/2035	1,760	1,712
2.323% due 01/25/2029	114	116
2.499% due 04/25/2035	118	119
Merrill Lynch Mortgage Investors, Inc.
2.689% due 08/25/2033	544	123
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	500	567
Morgan Stanley Capital Trust
5.383% due 11/14/2042	1,090	1,219
5.439% due 02/12/2044	10,000	10,543
5.692% due 04/15/2049	500	575
5.731% due 07/12/2044	3,000	3,474
Morgan Stanley Mortgage Loan Trust
0.487% due 09/25/2035	45	43
2.828% due 10/25/2034	219	217
Morgan Stanley Re-REMIC Trust
5.983% due 08/15/2045	2,900	3,430
Nomura Asset Acceptance Corp.
7.500% due 03/25/2034	1,232	1,315
Ocwen Residential MBS Corp.
6.746% due 06/25/2039^	23	2
Prudential Securities Secured Financing Corp.
0.000% due 05/25/2022	67	69
RBSSP Resecuritization Trust
2.657% due 12/26/2036	4,778	4,819
Residential Accredit Loans, Inc. Trust
0.407% due 04/25/2046	2,534	1,684
0.427% due 04/25/2046	165	82
0.617% due 03/25/2033	86	83

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.554% due 09/25/2034	$29	$29
Residential Asset Mortgage Products Trust
7.000% due 06/25/2032	21	22
Residential Asset Securitization Trust
0.567% due 10/25/2018	71	69
0.667% due 02/25/2034	153	146
Residential Funding Mortgage Securities, Inc. Trust
0.617% due 07/25/2018	61	60
5.500% due 12/25/2034	1,300	1,281
5.574% due 02/25/2036^	186	147
6.500% due 03/25/2032	2	2
Royal Bank of Scotland Capital Funding Trust
6.068% due 09/17/2039	1,266	1,466
S2 Hospitality LLC
4.500% due 04/15/2025	3,083	3,102
SACO, Inc.
7.000% due 08/25/2036	18	18
Salomon Brothers Mortgage Securities, Inc.
0.717% due 05/25/2032	79	71
3.076% due 09/25/2033	21	21
8.500% due 05/25/2032	416	438
Sequoia Mortgage Trust
0.449% due 02/20/2035	454	441
0.529% due 11/20/2034	122	119
0.919% due 10/19/2026	137	137
0.979% due 10/20/2027	70	70
1.019% due 10/20/2027	129	129
1.251% due 05/20/2034	1,469	1,409
1.328% due 02/20/2034	812	770
1.579% due 10/20/2027	531	529
2.103% due 08/20/2034	513	523
2.157% due 06/20/2034	145	141
2.331% due 09/20/2032	93	94
Structured Adjustable Rate Mortgage Loan Trust
0.557% due 08/25/2035	1,558	1,436
0.707% due 06/25/2034	980	868
1.636% due 01/25/2035	709	499
2.778% due 02/25/2034	438	423
2.828% due 04/25/2034	366	354
2.867% due 03/25/2034	335	340
Structured Asset Mortgage Investments, Inc.
0.497% due 02/25/2036	631	415
0.527% due 12/25/2035	666	435
0.819% due 07/19/2034	2,141	1,581
0.919% due 03/19/2034	692	495
1.059% due 10/19/2033	164	150
2.985% due 05/02/2030	97	65
Structured Asset Securities Corp.
2.118% due 02/25/2032	32	32
2.562% due 06/25/2033	498	483
2.580% due 10/25/2031	32	31
2.836% due 06/25/2033	910	922
2.877% due 07/25/2032	14	14
3.089% due 06/25/2032	10	4
6.858% due 11/25/2032	10	10
7.500% due 10/25/2036	2,477	2,285
Travelers Mortgage Services, Inc.
2.372% due 09/25/2018	46	34
UBS Commercial Mortgage Trust
0.796% due 07/15/2024	1,200	1,165
1.139% due 07/15/2024	371	357
Wachovia Bank Commercial Mortgage Trust
0.301% due 06/15/2020	51	49
0.311% due 09/15/2021	509	492
0.341% due 09/15/2021	1,000	958
1.078% due 10/15/2041 (a)	67,646	1,031

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	49

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wachovia Mortgage Loan Trust LLC
5.359% due 10/20/2035	$2,051	$2,042
WaMu Mortgage Pass-Through Certificates
0.477% due 11/25/2045	8,655	7,830
0.487% due 12/25/2045	11,267	10,364
0.507% due 07/25/2045	900	829
0.507% due 10/25/2045	5,680	5,177
0.527% due 01/25/2045	1,646	1,588
0.537% due 07/25/2045	5,316	5,046
0.610% due 11/25/2034	408	406
0.620% due 11/25/2034	621	598
0.640% due 10/25/2044	1,873	1,732
0.670% due 06/25/2044	170	141
0.670% due 07/25/2044	134	126
0.740% due 10/25/2044	2,601	2,320
0.750% due 07/25/2044	107	58
1.148% due 02/25/2046	733	656
1.218% due 01/25/2046	1,931	1,834
1.344% due 05/25/2041	259	266
1.398% due 11/25/2041	130	125
1.548% due 06/25/2042	659	619
1.548% due 08/25/2042	770	719
1.548% due 04/25/2044	1,601	1,486
1.876% due 12/19/2039	513	341
2.120% due 03/25/2033	502	507
2.344% due 02/27/2034	1,144	1,166
2.369% due 04/25/2033	324	229
2.396% due 01/25/2033	348	352
2.413% due 11/25/2041	12	11
2.453% due 06/25/2033	15	15
2.462% due 08/25/2033	46	30
2.501% due 09/25/2035	300	284
2.583% due 06/25/2034	325	332
2.704% due 02/25/2037	2,769	2,166
5.098% due 02/25/2037	1,352	1,095
Washington Mutual MSC Mortgage Pass-Through Certificates
0.750% due 01/25/2018	35	34
2.257% due 02/25/2033	31	30
2.497% due 11/25/2030	78	78
2.604% due 12/25/2032	564	575
5.750% due 03/25/2033	384	400
6.000% due 03/25/2033	194	203
Wells Fargo Mortgage-Backed Securities Trust
0.717% due 07/25/2037	1,543	1,252
2.614% due 07/25/2036^	938	805
2.616% due 01/25/2035	465	470
2.617% due 03/25/2036	3,070	2,948
2.636% due 05/25/2035	458	418
4.446% due 11/25/2033	285	295
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024	5,000	5,178

Total Mortgage-Backed Securities (Cost $256,321)		258,992

ASSET-BACKED SECURITIES 41.8%
Aames Mortgage Investment Trust
1.017% due 10/25/2035	130	130
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	1,745	1,237
Access Group, Inc.
1.751% due 10/27/2025	1,769	1,781
Accredited Mortgage Loan Trust
0.427% due 12/25/2035	13	13
ACE Securities Corp.
1.267% due 12/25/2033	975	855

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AFC Home Equity Loan Trust
0.487% due 04/25/2028	$286	$252
0.817% due 06/25/2028	699	549
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	570	573
American Home Mortgage Investment Trust
0.397% due 08/25/2035	24	6
American Money Management Corp. CLO Ltd.
0.614% due 08/08/2017	4,952	4,849
American Residential Eagle Certificate Trust
1.217% due 05/25/2028	231	224
Ameriquest Mortgage Securities, Inc.
0.437% due 01/25/2036	68	66
0.827% due 01/25/2035	793	364
1.567% due 02/25/2033	1,865	1,690
Amortizing Residential Collateral Trust
0.497% due 01/25/2032	39	30
0.757% due 06/25/2032	46	39
0.797% due 07/25/2032	20	17
0.917% due 08/25/2032	16	13
Amresco Residential Securities Mortgage Loan Trust
0.712% due 06/25/2028	94	85
0.772% due 06/25/2027	187	179
0.772% due 09/25/2027	330	296
Argent Securities, Inc.
0.707% due 10/25/2035	1,000	463
1.267% due 10/25/2033	2,143	2,008
Asset-Backed Funding Certificates Trust
0.637% due 03/25/2035	4,791	3,884
0.897% due 04/25/2033	1,014	878
0.917% due 06/25/2034	5,205	4,134
1.237% due 03/25/2032	1,097	864
Asset-Backed Securities Corp. Home Equity
0.741% due 06/15/2031	100	97
0.847% due 09/25/2034	606	427
1.571% due 04/15/2033	106	95
Avalon Capital Ltd.
0.701% due 02/24/2019	7,044	6,923
Bayview Financial Acquisition Trust
5.500% due 12/28/2035	105	107
Bayview Financial Asset Trust
0.617% due 12/25/2039	312	247
Bear Stearns Asset-Backed Securities Trust
0.287% due 12/25/2036	259	247
0.297% due 10/25/2036	82	77
0.337% due 05/25/2037	96	89
0.667% due 12/25/2033	1,391	1,212
0.707% due 06/25/2036	1,059	915
0.717% due 09/25/2034	265	205
0.807% due 06/25/2043	1,241	1,190
0.877% due 10/25/2032	73	66
0.897% due 09/25/2035	1,674	1,636
1.017% due 10/27/2032	24	21
1.217% due 10/25/2037	5,397	913
1.217% due 11/25/2042	327	293
1.417% due 10/25/2032	233	210
1.467% due 08/25/2037	4,192	2,843
1.717% due 11/25/2042	208	183
1.817% due 10/25/2037	1,500	415
3.000% due 10/25/2036	2,390	1,670
3.161% due 07/25/2036	1,809	410
5.500% due 01/25/2034	111	114
5.500% due 06/25/2034	1,376	1,413
5.500% due 12/25/2035	405	345
5.750% due 10/25/2033	1,246	1,320
Bear Stearns Second Lien Trust
1.017% due 12/25/2036	5,000	1,568

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Structured Products, Inc.
1.217% due 03/25/2037	$576	$533
Capital Trust Re CDO Ltd.
5.267% due 06/25/2035	2,000	2,009
Carrington Mortgage Loan Trust
0.697% due 10/25/2035	2,500	1,627
CDC Mortgage Capital Trust
0.837% due 01/25/2033	42	36
1.267% due 01/25/2033	815	661
Centex Home Equity
0.697% due 06/25/2034	8	6
0.907% due 09/25/2034	257	137
5.160% due 09/25/2034	1,170	970
Chase Funding Mortgage Loan Asset-Backed Certificates
0.757% due 04/25/2033	2	2
0.797% due 11/25/2034	3	2
4.515% due 02/25/2014	55	55
4.537% due 09/25/2032	7	5
CIT Group Home Equity Loan Trust
0.867% due 12/25/2031	610	506
CIT Mortgage Loan Trust
1.467% due 10/25/2037	400	379
Citibank Omni Master Trust
2.971% due 08/15/2018	10,800	11,311
Citigroup Mortgage Loan Trust, Inc.
0.297% due 01/25/2037	67	30
0.327% due 08/25/2036	169	166
5.550% due 08/25/2035	500	421
5.629% due 08/25/2035	2,777	2,354
Conseco Finance
0.921% due 08/15/2033	161	140
Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	1,576	1,178
Conseco Financial Corp.
6.180% due 04/01/2030	725	753
6.220% due 03/01/2030	2,340	2,569
6.240% due 12/01/2028	129	134
6.530% due 04/01/2030	518	546
6.760% due 03/01/2030	204	225
6.810% due 12/01/2028	2,446	2,633
6.860% due 03/15/2028	11	12
6.860% due 07/15/2029	134	140
6.870% due 04/01/2030	32	34
7.070% due 01/15/2029	22	24
7.140% due 03/15/2028	237	260
7.140% due 01/15/2029	99	107
7.290% due 03/15/2028	92	96
7.360% due 02/15/2029	14	15
7.550% due 01/15/2029	1,024	1,111
7.620% due 06/15/2028	56	60
Countrywide Asset-Backed Certificates
0.267% due 07/25/2037	17	17
0.397% due 09/25/2036	893	845
0.407% due 06/25/2036	647	626
0.447% due 09/25/2034	25	24
0.557% due 05/25/2036	13	9
0.587% due 12/25/2034	44	40
0.587% due 04/25/2036	579	163
0.607% due 11/25/2034	2,401	2,315
0.677% due 05/25/2046	2,271	1,562
0.687% due 11/25/2033	42	41
0.697% due 12/25/2031	128	78
0.777% due 04/25/2034	8	8
0.817% due 11/25/2033	24	20
0.837% due 09/25/2033	211	189
0.867% due 10/25/2034	5,946	3,256
0.867% due 06/25/2035	750	670

50	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.897% due 06/25/2033	$14	$12
1.117% due 05/25/2032	274	243
1.217% due 09/25/2032	189	164
5.125% due 12/25/2034	3,873	1,507
5.413% due 01/25/2034	142	116
5.484% due 05/25/2036^	462	167
Credit Suisse First Boston Mortgage Securities Corp.
0.577% due 05/25/2044	56	54
0.837% due 01/25/2032	12	10
Credit-Based Asset Servicing and Securitization LLC
0.277% due 04/25/2037	927	461
0.647% due 01/25/2036^	748	3
0.657% due 04/25/2036	173	162
1.117% due 11/25/2033	1,583	1,397
5.028% due 08/25/2035	197	195
5.303% due 12/25/2035	277	257
5.970% due 10/25/2036	2,497	2,569
6.280% due 05/25/2035	489	446
Denver Arena Trust
6.940% due 11/15/2019	825	842
EFS Volunteer LLC
1.097% due 07/26/2027	1,907	1,925
EMC Mortgage Loan Trust
0.667% due 12/25/2042	1,533	1,249
0.967% due 08/25/2040	781	616
Equifirst Mortgage Loan Trust
4.250% due 09/25/2033	774	751
Equity One ABS, Inc.
0.467% due 07/25/2034	72	52
0.517% due 04/25/2034	1,282	969
0.557% due 07/25/2034	5	3
FBR Securitization Trust
0.977% due 09/25/2035	357	342
First Alliance Mortgage Loan Trust
0.639% due 09/20/2027	8	5
2.500% due 10/25/2024	1	1
8.020% due 03/20/2031	10	9
First Franklin Mortgage Loan Trust
0.277% due 10/25/2036	232	231
0.327% due 12/25/2037	424	251
0.837% due 11/25/2031	153	126
First NLC Trust
0.287% due 08/25/2037	329	137
Fremont Home Loan Trust
0.327% due 02/25/2036	10	10
Galaxy CLO Ltd.
0.691% due 04/25/2019	690	668
Gia Investment Grade CDO Ltd.
1.081% due 04/01/2013	10	10
GMAC Mortgage Corp. Loan Trust
0.967% due 02/25/2031	437	388
Goldman Sachs Asset Management CLO PLC
0.665% due 08/01/2022	2,317	2,216
Greenpoint Manufactured Housing
7.590% due 11/15/2028	1	1
GSAA Trust
0.487% due 06/25/2035	389	383
GSAMP Trust
0.367% due 10/25/2036	6,557	805
0.567% due 01/25/2045	203	185
0.707% due 09/25/2035	2,000	1,308
1.042% due 03/25/2034	2,056	1,747
1.192% due 08/25/2033	38	22
GSRPM Mortgage Loan Trust
0.917% due 01/25/2032	79	78
Home Equity Asset Trust
0.277% due 05/25/2037	245	243

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.307% due 08/25/2037	$25	$25
0.597% due 01/25/2036	12,103	11,662
0.817% due 11/25/2032	1	1
1.012% due 07/25/2034	726	557
1.137% due 02/25/2033	1	1
Home Equity Mortgage Trust
0.397% due 05/25/2036	153	152
5.300% due 05/25/2036	135	97
5.821% due 04/25/2035	316	310
HSBC Home Equity Loan Trust
0.369% due 03/20/2036	2,450	2,394
0.379% due 01/20/2036	112	109
0.399% due 01/20/2036	922	888
0.509% due 01/20/2034	263	258
0.749% due 01/20/2034	560	526
HSI Asset Loan Obligation Trust
0.277% due 12/25/2036	17	5
HSI Asset Securitization Corp. Trust
0.267% due 12/25/2036	98	97
IMC Home Equity Loan Trust
7.310% due 11/20/2028	59	59
Indymac Home Equity Loan Asset-Backed Trust
2.242% due 07/25/2034	1,000	777
Indymac Residential Asset-Backed Trust
0.377% due 07/25/2037	197	106
0.667% due 08/25/2035	700	596
Irwin Home Equity Corp.
1.567% due 02/25/2029	479	395
JPMorgan Mortgage Acquisition Corp.
0.277% due 05/25/2037	360	349
0.287% due 01/25/2037	1,190	1,155
0.297% due 08/25/2036	3	1
0.327% due 08/25/2036	2,016	884
L.A. Arena Funding LLC
7.656% due 12/15/2026	2,232	2,475
Lehman XS Trust
0.367% due 04/25/2037	176	112
Long Beach Mortgage Loan Trust
0.547% due 01/25/2046	47	22
0.687% due 08/25/2035	2,738	2,657
0.777% due 10/25/2034	229	191
0.917% due 03/25/2032	1	1
1.072% due 07/25/2034	700	575
1.267% due 10/25/2034	179	142
1.642% due 03/25/2032	532	453
Loomis Sayles CLO Ltd.
0.678% due 10/26/2020	2,955	2,840
Madison Avenue Manufactured Housing Contract
1.667% due 03/25/2032	465	462
Massachusetts Educational Financing Authority
1.401% due 04/25/2038	2,055	2,060
MASTR Asset-Backed Securities Trust
0.297% due 05/25/2037	1,025	1,005
0.367% due 05/25/2037	500	316
0.717% due 12/25/2034^	1,000	908
1.042% due 10/25/2034	1,234	1,009
MASTR Specialized Loan Trust
1.067% due 05/25/2037	630	23
Merrill Lynch First Franklin Mortgage Loan Trust
1.717% due 10/25/2037	658	426
Merrill Lynch Mortgage Investors, Inc.
0.277% due 10/25/2037	361	81
0.297% due 09/25/2037	118	28
0.307% due 06/25/2037	568	200
Mid-State Trust
6.005% due 08/15/2037	3,318	3,533
8.330% due 04/01/2030	475	498

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley ABS Capital
0.277% due 05/25/2037	$314	$236
0.317% due 11/25/2036	3,090	1,578
0.367% due 06/25/2036	193	133
0.397% due 01/25/2036	762	741
0.537% due 11/25/2035	6,392	6,185
0.677% due 06/25/2034	265	245
1.147% due 06/25/2034	567	479
1.417% due 06/25/2033	858	757
1.817% due 08/25/2034	661	424
2.217% due 07/25/2037	1,250	54
Morgan Stanley Dean Witter Capital
1.567% due 02/25/2033	226	192
2.692% due 01/25/2032	761	439
Morgan Stanley IXIS Real Estate Capital Trust
0.327% due 11/25/2036	2,785	1,137
Morgan Stanley Mortgage Loan Trust
0.377% due 11/25/2036	2,118	374
Mountain View Funding CLO
0.715% due 04/15/2019	296	290
MSIM Peconic Bay Ltd.
0.735% due 07/20/2019	500	487
New Century Home Equity Loan Trust
0.397% due 05/25/2036	638	366
0.477% due 06/25/2035	9	9
0.667% due 06/25/2035	1,000	781
1.869% due 06/20/2031	1,669	1,597
Newcastle Investment Trust
4.500% due 07/10/2035	2,391	2,446
Nomura Asset Acceptance Corp.
0.527% due 01/25/2036	1,696	1,008
Novastar Home Equity Loan
0.317% due 03/25/2037	37	37
0.997% due 05/25/2033	6	6
Oakwood Mortgage Investors, Inc.
0.596% due 03/15/2018	267	232
Octagon Investment Partners Ltd.
0.727% due 11/28/2018	697	679
Option One Mortgage Loan Trust
0.617% due 02/25/2035	110	103
0.719% due 08/20/2030	8	6
0.737% due 02/25/2035	818	378
0.757% due 06/25/2032	4	3
0.817% due 04/25/2033	34	30
1.012% due 05/25/2034	35	29
Origen Manufactured Housing Contract Trust
0.461% due 05/15/2032	5	5
4.750% due 08/15/2021	489	490
Pacifica CDO Ltd.
0.708% due 01/26/2020	765	742
Park Place Securities, Inc.
0.807% due 02/25/2035	316	315
0.917% due 10/25/2034	2,500	1,508
People’s Choice Home Loan Securities Trust
0.647% due 05/25/2035	910	873
Plymouth Rock CLO Ltd.
1.937% due 02/16/2019	1,991	1,992
Popular ABS Mortgage Pass-Through Trust
0.307% due 06/25/2047	2,333	1,961
5.146% due 01/25/2036	208	141
Prima Capital CDO Ltd.
5.417% due 12/28/2048	1,311	1,324
RAAC Series
0.617% due 06/25/2047	1,500	980
1.417% due 09/25/2047	1,091	937
Renaissance Home Equity Loan Trust
0.717% due 12/25/2033	189	169

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	51

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.317% due 09/25/2037	$958	$566
1.417% due 08/25/2032	1,136	884
1.457% due 03/25/2033	28	25
4.934% due 08/25/2035	140	122
Residential Asset Mortgage Products Trust
0.997% due 02/25/2033	7	4
5.622% due 07/25/2034^	1,973	1,474
5.707% due 08/25/2034^	2,990	1,861
5.942% due 04/25/2034	1,394	1,125
Residential Asset Securities Corp. Trust
0.647% due 03/25/2035	5,962	5,183
0.797% due 06/25/2033	132	103
1.012% due 01/25/2035	123	108
5.120% due 12/25/2033	486	421
7.140% due 04/25/2032^	268	11
Residential Funding Mortgage Securities, Inc. Trust
0.507% due 12/25/2032	5	4
6.230% due 06/25/2037	5,000	1,972
6.920% due 04/25/2031	17	17
8.350% due 03/25/2025	23	22
SACO, Inc.
0.337% due 05/25/2036	3	3
0.577% due 05/25/2036	2,001	826
0.637% due 03/25/2036	1,197	725
0.737% due 06/25/2036^	436	406
0.967% due 07/25/2035	2,645	1,865
Salomon Brothers Mortgage Securities, Inc.
0.697% due 03/25/2028	134	128
Saxon Asset Securities Trust
0.717% due 03/25/2032	475	399
0.737% due 08/25/2032	10	10
0.757% due 03/25/2035	33	25
Securitized Asset-Backed Receivables LLC
0.267% due 10/25/2036^	1,572	520
0.547% due 10/25/2035	193	186
Silverado CLO Ltd.
0.715% due 04/11/2020	4,000	3,878
SLC Student Loan Trust
1.289% due 06/15/2021	5,400	5,469
4.750% due 06/15/2033	4,354	4,180
SLM Student Loan Trust
1.080% due 03/15/2028	600	597
1.110% due 03/15/2028	800	796

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.201% due 04/25/2023	$2,800	$2,814
1.351% due 07/25/2023	14,600	14,633
1.589% due 12/15/2033	3,802	3,754
1.751% due 03/15/2028	500	497
1.849% due 09/15/2028	6,000	5,994
1.871% due 12/15/2017	4,501	4,511
1.951% due 04/25/2023	5,318	5,542
2.151% due 07/25/2023	5,000	5,279
2.871% due 12/16/2019	4,900	4,971
Soundview Home Loan Trust
0.407% due 02/25/2036	27	25
0.477% due 12/25/2035	2,669	2,590
0.517% due 11/25/2035	75	73
0.867% due 11/25/2033	232	216
South Carolina Student Loan Corp.
1.418% due 09/03/2024	600	605
Specialty Underwriting & Residential Finance
0.717% due 09/25/2036	1,000	433
1.417% due 10/25/2035	416	231
Structured Asset Investment Loan Trust
0.657% due 04/25/2035	2,000	1,443
0.697% due 09/25/2035	2,000	1,073
0.727% due 08/25/2035	1,500	441
1.192% due 09/25/2034	174	104
1.492% due 12/25/2034	217	113
Structured Asset Securities Corp.
0.267% due 02/25/2037	168	165
0.297% due 01/25/2037	79	79
0.307% due 06/25/2037	1,171	994
0.567% due 12/25/2034	231	229
0.617% due 05/25/2034	16	15
0.797% due 01/25/2033	1,309	1,168
0.867% due 05/25/2034	72	65
1.715% due 04/25/2035	562	537
1.792% due 01/25/2033	95	70
3.375% due 08/25/2031	244	240
Trapeza CDO LLC
1.381% due 11/16/2034	1,000	362
Truman Capital Mortgage Loan Trust
0.967% due 12/25/2032	300	249
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	1,008
Vanderbilt Mortgage Finance
5.840% due 02/07/2026	137	141

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.210% due 05/07/2026	$646	$675
7.905% due 02/07/2026	31	32
8.220% due 10/07/2029	888	918
Veritas CLO Ltd.
0.784% due 09/05/2016	504	501
Washington Mutual Asset-Backed Certificates Trust
0.277% due 10/25/2036	167	107
Wells Fargo Home Equity Trust
0.847% due 04/25/2034	210	145
WMC Mortgage Loan Pass-Through Certificates
1.044% due 03/20/2029	20	19

Total Asset-Backed Securities (Cost $334,748)		286,471

SOVEREIGN ISSUES 0.4%
Korea Housing Finance Corp.
4.125% due 12/15/2015	2,500	2,706

Total Sovereign Issues (Cost $2,498)		2,706

SHORT-TERM INSTRUMENTS 2.0%

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 10/01/2012	540	540

(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 06/04/2015 valued at $552. Repurchase proceeds are $540.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 1.9%
PIMCO Short-Term Floating NAV Portfolio	1,311,751	13,148

Total Short-Term Instruments (Cost $13,688)		13,688

Total Investments 128.5% (Cost $919,802)		$880,657

Other Assets and Liabilities (Net) (28.5%)		(195,399)

Net Assets 100.0%		$685,258

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Affiliated to the Portfolio.
(c)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $133,137 at a weighted average interest rate of 0.218%.
(d)	Securities with an aggregate market value of $12,997 have been pledged as collateral as of September 30, 2012 for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(e)	Securities with an aggregate market value of $113,729 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
SAL	0.260%	09/21/2012	10/12/2012	$114,695	$(114,704)

(f)	Securities with an aggregate market value of $227 and cash of $10 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2012	614	$437

52	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

(g)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $1,172 and cash of $2 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Pay	3-Month USD-LIBOR	2.250%	06/20/2022	$	27,100	$1,614	$1,367

(h)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 1.860% due 01/25/2034	RYL	(1.730%	)	01/25/2034	$	926	$467	$0	$467
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.100% due 05/25/2033	RYL	(0.700%	)	05/25/2033		2,500	567	0	567
CIFC Funding Ltd. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CBK	(2.150%	)	10/20/2020		1,000	177	0	177
Home Equity Mortgage Loan Asset-Backed Trust 1-Month USD-LIBOR plus 0.630% due 06/25/2030	JPM	(0.450%	)	06/25/2030		1,097	242	0	242
LB-UBS Commercial Mortgage Trust 5.652% due 09/15/2040	JPM	(1.170%	)	09/15/2040		1,000	605	0	605
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.400% due 02/25/2034	BRC	(1.190%	)	02/25/2034		145	60	0	60
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.250% due 07/25/2032	FBF	(3.375%	)	07/25/2032		328	259	33	226
Merrill Lynch Mortgage Trust 5.390% due 11/12/2037	JPM	(1.150%	)	11/12/2037		1,000	848	0	848
Morgan Stanley ABS Capital 1-Month USD-LIBOR plus 1.700% due 12/27/2033	MYC	(1.390%	)	12/27/2033		136	50	0	50
Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.250% due 05/25/2035	DUB	(1.100%	)	05/25/2035		129	128	0	128
Race Point CLO Ltd. 3-Month USD-LIBOR plus 1.650% due 04/15/2020	WNA	(1.950%	)	04/15/2020		2,000	399	0	399
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.300% due 02/25/2035	BRC	(1.240%	)	02/25/2035		147	123	0	123
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%	)	10/11/2021		500	97	0	97

							$4,022	$33	$3,989

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ACE Securities Corp. 1-Month USD-LIBOR plus 0.700% due 07/25/2034	GST	1.050%	07/25/2034	$	396	$(115)	$(99)	$(16)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	GST	0.960%	09/25/2034		1,000	(142)	(340)	198
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 1.860% due 01/25/2034	GST	2.790%	01/25/2034		926	(454)	0	(454)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.100% due 05/25/2033	GST	3.150%	05/25/2033		2,500	(411)	0	(411)
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.800% due 08/25/2034	GST	0.800%	08/25/2034		1,000	(329)	(330)	1
Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.650% due 06/25/2035	GST	0.650%	06/25/2035		250	(31)	(75)	44
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.460% due 07/25/2035	GST	0.690%	07/25/2035		994	(354)	(348)	(6)
Home Equity Mortgage Loan Asset-Backed Trust 1-Month USD-LIBOR plus 0.630% due 06/25/2030	MYC	1.815%	06/25/2030		1,097	(226)	0	(226)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.250% due 07/25/2032	MYC	3.375%	07/25/2032		328	(261)	(39)	(222)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 3.500% due 07/25/2033	BOA	6.250%	07/25/2033		376	(298)	0	(298)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.650% due 10/25/2034	GST	0.650%	10/25/2034		1,000	(205)	(300)	95
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.740% due 12/25/2034	GST	0.740%	12/25/2034		1,000	(125)	(320)	195
Residential Asset Mortgage Products Trust 1-Month USD-LIBOR plus 0.620% due 11/25/2034	GST	0.620%	11/25/2034		588	(25)	(165)	140
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.950% due 04/25/2034	GST	1.425%	04/25/2034		69	(40)	(27)	(13)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.300% due 11/25/2034	GST	1.950%	11/25/2034		25	(24)	(24)	0

						$(3,040)	$(2,067)	$(973)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	53

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
American International Group, Inc.	BOA	0.850%	12/20/2012	0.255%	$	10,000	$16	$0	$16
MetLife, Inc.	BOA	1.000%	09/20/2015	1.420%		3,000	(35)	(201)	166

							$(19)	$(201)	$182

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-5 7-Year Index 10-15%	MYC	(0.140%	)	12/20/2012	$	11,200	$(1)	$0	$(1)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.AA.6-2 Index	DUB	0.170%	05/25/2046	$	209	$(187)	$(84)	$(103)
ABX.HE.AA.7-1 Index	FBF	0.150%	08/25/2037		9,737	(9,279)	(8,277)	(1,002)
ABX.HE.AAA.6-1 Index	RYL	0.180%	07/25/2045		16,147	(977)	(1,615)	638
CDX.HY-9 5-Year Index 35-100%	BOA	1.140%	12/20/2012		9,417	26	0	26
CDX.HY-9 5-Year Index 35-100%	BOA	1.443%	12/20/2012		4,709	17	0	17
CDX.IG-5 10-Year Index 10-15%	MYC	0.460%	12/20/2015		8,000	(271)	0	(271)

						$(10,671)	$(9,976)	$(695)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$6,898	$1,070	$7,968
Industrials	0	8,591	1,584	10,175
Municipal Bonds & Notes
Texas	0	1,200	0	1,200
West Virginia	0	2,853	0	2,853
U.S. Government Agencies	0	93,479	90	93,569
U.S. Treasury Obligations	0	203,035	0	203,035
Mortgage-Backed Securities	0	257,894	1,098	258,992
Asset-Backed Securities	0	274,424	12,047	286,471
Sovereign Issues	0	2,706	0	2,706
Short-Term Instruments
Repurchase Agreements	0	540	0	540

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
PIMCO Short-Term Floating NAV Portfolio	$13,148	$0	$0	$13,148
	$13,148	$851,620	$15,889	$880,657

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	4,949	576	5,525
Interest Rate Contracts	437	1,367	0	1,804
	$437	$6,316	$576	$7,329

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	$0	$(3,023)	$0	$(3,023)
Totals	$13,585	$854,913	$16,465	$884,963

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

54	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,007	$0	$(37)	$0	$0	$100	$0	$0	$1,070	$85
Industrials	1,652	0	(42)	0	0	(26)	0	0	1,584	(23)
U.S. Government Agencies	103	0	(13)	0	0	0	0	0	90	0
Mortgage-Backed Securities	97	0	(12)	(1)	(1)	2	1,013	0	1,098	1
Asset-Backed Securities	7,966	8,523	(727)	13	0	150	0	(3,878)	12,047	60

	$10,825	$8,523	$(831)	$12	$(1)	$226	$1,013	$(3,878)	$15,889	$123

Financial Derivative Instruments (2) - Assets
Credit Contracts	$686	$0	$0	$0	$0	$(110)	$0	$0	$576	$(109)

Totals	$11,511	$8,523	$(831)	$12	$(1)	$116	$1,013	$(3,878)	$16,465	$14

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,070	Third Party Vendor	Broker Quote	63.00
Industrials	1,584	Third Party Vendor	Broker Quote	104.50
U.S. Government Agencies	90	Third Party Vendor	Broker Quote	100.44
Mortgage-Backed Securities	1,098	Benchmark Pricing	Base Price	74.65-101.50
Asset-Backed Securities	11,474	Benchmark Pricing	Base Price	78.99-101.13
	573	Third Party Vendor	Broker Quote	100.50

Financial Derivative Instruments (2) - Assets
Credit Contracts	576	Indicative Market Quotations	Broker Quote	18.12-20.37

Total	$16,465

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(j)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$31	$31
Unrealized appreciation on OTC swap agreements	0	5,525	0	0	0	5,525

	$0	$5,525	$0	$0	$31	$5,556

Liabilities:
Variation margin payable on financial derivative instruments (2)	$0	$0	$0	$0	$26	$26
Unrealized depreciation on OTC swap agreements	0	3,023	0	0	0	3,023

	$0	$3,023	$0	$0	$26	$3,049

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	55

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives:
Net realized gain on swaps	$0	$490	$0	$0	$0	$490

Net Change in Unrealized Appreciation on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$307	$307
Net change in unrealized appreciation on swaps	0	1,418	0	0	1,907	3,325

	$0	$1,418	$0	$0	$2,214	$3,632

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $437 and open centrally cleared swaps cumulative appreciation of $1,367 as reported in the Notes to Schedule of Investments.

(k)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(274)	$352	$78
BRC	183	(200)	(17)
CBK	177	(180)	(3)
DUB	(59)	(280)	(339)
FBF	(9,020)	9,742	722
GST	(2,158)	1,720	(438)
JPM	1,695	(2,190)	(495)
MYC	(709)	1,184	475
RYL	57	0	57
WNA	399	(470)	(71)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

56	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Developing Local Markets Portfolio

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BRAZIL 71.3%

SOVEREIGN ISSUES 71.3%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	230,795	$114,660
10.000% due 01/01/2014		8,797	4,453

Total Brazil (Cost $131,569)			119,113

EGYPT 0.1%

BANK LOAN OBLIGATIONS 0.1%
Petroleum Export Ltd.
3.379% due 12/20/2012		$181	169

Total Egypt (Cost $181)			169

MEXICO 0.5%

CORPORATE BONDS & NOTES 0.5%
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	10,000	841

Total Mexico (Cost $923)			841

TUNISIA 0.4%

SOVEREIGN ISSUES 0.4%
Banque Centrale de Tunisie S.A.
6.250% due 02/20/2013	EUR	500	655

Total Tunisia (Cost $665)			655

UNITED STATES 9.0%

ASSET-BACKED SECURITIES 0.9%
ACE Securities Corp.
0.267% due 08/25/2036		$4	3
Asset-Backed Funding Certificates Trust
0.917% due 06/25/2034		259	206
Bear Stearns Asset-Backed Securities Trust
1.217% due 10/25/2037		685	528
Citigroup Mortgage Loan Trust, Inc.
0.277% due 05/25/2037		17	17
0.277% due 07/25/2045		60	47
Countrywide Asset-Backed Certificates
0.397% due 09/25/2036		64	60
Credit-Based Asset Servicing and Securitization LLC
0.277% due 11/25/2036		4	2
0.337% due 07/25/2037		219	143
First NLC Trust
0.287% due 08/25/2037		208	87
GE-WMC Mortgage Securities LLC
0.257% due 08/25/2036		4	2
GSAMP Trust
0.287% due 12/25/2036		10	4
Home Equity Asset Trust
0.277% due 05/25/2037		4	4
HSI Asset Securitization Corp. Trust
0.267% due 10/25/2036		3	1
0.267% due 12/25/2036		2	2
JPMorgan Mortgage Acquisition Corp.
0.277% due 03/25/2047		55	51
0.297% due 08/25/2036		3	1
0.297% due 03/25/2037		12	12
0.327% due 08/25/2036		288	126
Lehman ABS Mortgage Loan Trust
0.307% due 06/25/2037		58	27
Long Beach Mortgage Loan Trust
0.777% due 10/25/2034		62	52

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASTR Asset-Backed Securities Trust
0.297% due 05/25/2037		$12	$12
Merrill Lynch Mortgage Investors, Inc.
0.297% due 09/25/2037		11	3
Morgan Stanley ABS Capital
0.277% due 05/25/2037		21	16
New Century Home Equity Loan Trust
0.397% due 05/25/2036		49	28
Popular ABS Mortgage Pass-Through Trust
0.307% due 06/25/2047		48	41
Securitized Asset-Backed Receivables LLC
0.277% due 12/25/2036^		41	10
0.297% due 11/25/2036^		19	6
Washington Mutual Asset-Backed Certificates Trust
0.277% due 10/25/2036		7	5

			1,496

CORPORATE BONDS & NOTES 0.2%
JPMorgan Chase & Co.
0.475% due 09/26/2013	EUR	300	386

MORTGAGE-BACKED SECURITIES 5.0%
Adjustable Rate Mortgage Trust
3.113% due 09/25/2035		$194	176
American Home Mortgage Investment Trust
2.155% due 09/25/2045		32	28
Banc of America Funding Corp.
5.630% due 01/20/2047^		268	191
Banc of America Mortgage Trust
2.998% due 07/25/2034		86	85
Bear Stearns Adjustable Rate Mortgage Trust
2.959% due 02/25/2034		194	193
3.109% due 04/25/2034		75	74
3.117% due 05/25/2047^		89	68
Bear Stearns Alt-A Trust
0.377% due 02/25/2034		37	35
2.694% due 01/25/2036^		490	298
Bear Stearns Structured Products, Inc.
2.837% due 12/26/2046		675	394
2.840% due 01/26/2036		1,193	753
Chase Mortgage Finance Corp.
2.914% due 03/25/2037		38	33
Citigroup Mortgage Loan Trust, Inc.
1.990% due 09/25/2035		137	136
2.895% due 07/25/2046^		35	27
2.679% due 08/25/2035		172	94
Credit Suisse First Boston Mortgage Securities Corp.
2.460% due 06/25/2033		325	323
First Horizon Mortgage Pass-Through Trust
2.614% due 08/25/2035		209	199
Greenpoint Mortgage Pass-Through Certificates
3.177% due 10/25/2033		233	230
GSR Mortgage Loan Trust
2.705% due 01/25/2036		43	37
Harborview Mortgage Loan Trust
3.111% due 07/19/2035		390	363
5.322% due 08/19/2036^		10	9
Indymac Index Mortgage Loan Trust
2.671% due 12/25/2034		150	131
Luminent Mortgage Trust
0.397% due 12/25/2036		37	24
Merrill Lynch Mortgage Investors Trust
0.467% due 11/25/2035		169	155
1.231% due 10/25/2035		255	248

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch Mortgage Investors, Inc.
0.427% due 02/25/2036	$1,131	$961
Merrill Lynch Mortgage-Backed Securities Trust
5.145% due 04/25/2037^	34	26
Provident Funding Mortgage Loan Trust
2.497% due 08/25/2033	143	147
Residential Funding Mortgage Securities, Inc. Trust
3.338% due 09/25/2035	246	195
Sequoia Mortgage Trust
2.625% due 04/20/2035	204	206
2.743% due 01/20/2047	19	15
Structured Adjustable Rate Mortgage Loan Trust
2.788% due 07/25/2034	645	635
2.809% due 01/25/2035	240	215
2.817% due 08/25/2035	146	131
Structured Asset Mortgage Investments, Inc.
0.469% due 07/19/2035	1,084	1,056
WaMu Mortgage Pass-Through Certificates
2.314% due 12/25/2036^	21	17
2.422% due 04/25/2037	22	17
2.453% due 06/25/2033	123	127
2.574% due 03/25/2034	176	179
2.657% due 12/25/2036^	69	54
2.741% due 09/25/2036	30	23
4.764% due 05/25/2037^	46	35
Wells Fargo Mortgage-Backed Securities Trust
2.614% due 07/25/2036^	47	41

		8,384

U.S. GOVERNMENT AGENCIES 2.9%
Freddie Mac
0.497% due 09/25/2031	149	138
5.000% due 07/15/2014	4,400	4,772

		4,910

Total United States (Cost $17,299)		15,176

SHORT-TERM INSTRUMENTS 20.7%

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 10/01/2012	$271	271

(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 06/04/2015 valued at $281. Repurchase proceeds are $271.)

U.S. TREASURY BILLS 0.3%
0.177% due 09/19/2013 (a)(d)	460	459

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 20.2%
PIMCO Short-Term Floating NAV Portfolio	3,376,346	33,841

Total Short-Term Instruments (Cost $34,568)		34,571

Total Investments 102.0% (Cost $185,205)		$170,525

Other Assets and Liabilities (Net) (2.0%)		(3,358)

Net Assets 100.0%		$167,167

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	57

Schedule of Investments PIMCO Developing Local Markets Portfolio (Cont.)

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Affiliated to the Portfolio.
(c)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $2,356 at a weighted average interest rate of 0.244%.
(d)	Securities with an aggregate market value of $459 have been pledged as collateral as of September 30, 2012 for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(e)	OTC swap agreements outstanding on September 30, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	9.920%	08/12/2015	MYC	MXN	4,000	$42	$0	$42
Pay	28-Day MXN-TIIE	8.770%	08/03/2016	CBK		2,550	26	0	26
Pay	28-Day MXN-TIIE	8.780%	08/03/2016	BRC		2,550	26	0	26

							$94	$0	$94

(f)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	BRL	11,964	$	5,800	BRC	$0	$(102)	$(102)
10/2012		240,278		116,366	MSC	0	(2,158)	(2,158)
10/2012		30,489		15,000	UAG	0	(40)	(40)
10/2012	CNY	636,738		101,000	BRC	0	(177)	(177)
10/2012		348,413		55,000	CBK	16	(378)	(362)
10/2012		286,040		45,446	DUB	0	(5)	(5)
10/2012		372,630		59,300	HUS	120	(31)	89
10/2012		251,800		40,000	JPM	25	(36)	(11)
10/2012	EUR	1,384		1,731	GLM	0	(47)	(47)
10/2012	JPY	692,434		8,863	DUB	0	(12)	(12)
10/2012		692,435		8,795	GLM	0	(79)	(79)
10/2012		1,384,869		17,885	RYL	137	0	137
10/2012	SGD	77		61	JPM	0	(1)	(1)
10/2012	$	17,000	BRL	34,689	BRC	111	0	111
10/2012		4,000		8,130	GLM	10	0	10
10/2012		65,523		133,850	HUS	503	0	503
10/2012		2,000		4,090	MSC	17	0	17
10/2012		50,000		101,973	UAG	301	0	301
10/2012		25,000	CNY	157,075	HUS	0	(41)	(41)
10/2012		271,076		1,738,545	UAG	5,178	0	5,178
10/2012		1,786	EUR	1,384	JPM	0	(8)	(8)
10/2012		61	SGD	77	RYL	2	0	2
11/2012	EUR	1,384	$	1,787	JPM	8	0	8
11/2012	HKD	116,318		15,000	FBF	0	(1)	(1)
11/2012		400,442		51,632	HUS	0	(11)	(11)
11/2012	$	66,654	HKD	516,760	JPM	0	(10)	(10)
12/2012	BRL	113,433	$	55,019	HUS	0	(513)	(513)
12/2012	MXN	56,829		4,197	HUS	0	(191)	(191)
12/2012	$	3,200	MXN	42,937	CBK	115	0	115
12/2012		8		100	DUB	0	0	0
12/2012		62,833		834,037	MSC	1,566	0	1,566
12/2012		48,000		637,301	UAG	1,209	0	1,209
02/2013	CNY	107,162	$	17,026	DUB	165	0	165
02/2013	$	16,887	CNY	107,162	CBK	0	(26)	(26)

						$9,483	$(3,867)	$5,616

58	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

(g)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Brazil
Sovereign Issues	$0	$119,113	$0	$119,113
Egypt
Bank Loan Obligations	0	169	0	169
Mexico
Corporate Bonds & Notes	0	841	0	841
Tunisia
Sovereign Issues	0	655	0	655
United States
Asset-Backed Securities	0	1,496	0	1,496
Corporate Bonds & Notes	0	386	0	386
Mortgage-Backed Securities	0	8,384	0	8,384
U.S. Government Agencies	0	4,910	0	4,910
Short-Term Instruments
Repurchase Agreements	0	271	0	271

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
U.S. Treasury Bills	$0	$459	$0	$459
PIMCO Short-Term Floating NAV Portfolio	33,841	0	0	33,841
	$33,841	$136,684	$0	$170,525

Financial Derivative Instruments (2) - Assets
Foreign Exchange Contracts	0	9,483	0	9,483
Interest Rate Contracts	0	94	0	94
	$0	$9,577	$0	$9,577

Financial Derivative Instruments (2) - Liabilities
Foreign Exchange Contracts	$0	$(3,867)	$0	$(3,867)
Totals	$33,841	$142,394	$0	$176,235

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(h)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$9,483	$0	$9,483
Unrealized appreciation on OTC swap agreements	0	0	0	0	94	94

	$0	$0	$0	$9,483	$94	$9,577

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$0	$0	$3,867	$0	$3,867

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(34)	$0	$(34)
Net realized gain on swaps	0	0	0	0	14	14
Net realized gain on foreign currency transactions	0	0	0	32,804	0	32,804

	$0	$0	$0	$32,770	$14	$32,784

Net Change in Unrealized (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$(36)	$0	$(36)
Net change in unrealized (depreciation) on swaps	0	0	0	0	(2)	(2)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(5,809)	0	(5,809)

	$0	$0	$0	$(5,845)	$(2)	$(5,847)

(1)	See note 6 in the Notes to Financial Statements for additional information.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	59

Schedule of Investments PIMCO Developing Local Markets Portfolio (Cont.)

September 30, 2012 (Unaudited)

(i)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BRC	$(142)	$(600)	$(742)
CBK	(247)	0	(247)
DUB	148	(660)	(512)
FBF	(1)	0	(1)
GLM	(116)	0	(116)
HUS	(164)	(230)	(394)
JPM	(22)	(380)	(402)
MSC	(575)	459	(116)
MYC	42	0	42
RYL	139	0	139
UAG	6,648	(4,620)	2,028

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

60	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets Portfolio

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BERMUDA 1.3%

CORPORATE BONDS & NOTES 1.3%
Noble Group Ltd.
6.625% due 08/05/2020		$7,750	$8,099
Qtel International Finance Ltd.
3.375% due 10/14/2016		600	629
4.750% due 02/16/2021		500	556
7.875% due 06/10/2019		5,000	6,475

Total Bermuda (Cost $15,003)			15,759

BRAZIL 25.4%

CORPORATE BONDS & NOTES 5.3%
CSN Islands Corp.
6.875% due 09/21/2019		$10,000	11,200
CSN Resources S.A.
6.500% due 07/21/2020		3,000	3,247
Petrobras International Finance Co.
5.375% due 01/27/2021		360	408
5.750% due 01/20/2020		15,149	17,346
5.875% due 03/01/2018		10,000	11,445
7.875% due 03/15/2019		15,810	19,941
Vale Overseas Ltd.
6.250% due 01/23/2017		260	302

			63,889

SOVEREIGN ISSUES 20.1%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	10,424	5,179
10.000% due 01/01/2014		54,826	27,752
10.000% due 01/01/2017		411,005	209,999

			242,930

Total Brazil (Cost $297,372)			306,819

CAYMAN ISLANDS 0.6%

CORPORATE BONDS & NOTES 0.6%
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		$2,200	2,376
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		4,300	5,106

Total Cayman Islands (Cost $6,909)			7,482

CHILE 0.8%

CORPORATE BONDS & NOTES 0.8%
Banco Santander Chile
5.375% due 12/09/2014		$1,500	1,588
Corp. Nacional del Cobre de Chile
3.750% due 11/04/2020		7,750	8,415

Total Chile (Cost $8,881)			10,003

COLOMBIA 0.4%

SOVEREIGN ISSUES 0.4%
Colombia Government International Bond
7.375% due 03/18/2019		$4,000	5,310

Total Colombia (Cost $4,427)			5,310

GERMANY 0.7%

CORPORATE BONDS & NOTES 0.7%
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		$8,100	8,388

Total Germany (Cost $8,155)			8,388

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HONG KONG 0.7%

CORPORATE BONDS & NOTES 0.7%
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		$7,500	$8,417

Total Hong Kong (Cost $7,848)			8,417

INDIA 0.5%

CORPORATE BONDS & NOTES 0.5%
Bank of India
4.750% due 09/30/2015		$925	964
State Bank of India
4.500% due 07/27/2015		5,400	5,623

Total India (Cost $6,457)			6,587

INDONESIA 0.5%

SOVEREIGN ISSUES 0.5%
Indonesia Government International Bond
6.625% due 02/17/2037		$4,000	5,330
10.375% due 05/04/2014		500	570

Total Indonesia (Cost $5,226)			5,900

IRELAND 0.4%

CORPORATE BONDS & NOTES 0.4%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$100	106
RZD Capital Ltd.
5.739% due 04/03/2017		4,300	4,776

			4,882

SOVEREIGN ISSUES 0.0%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		200	215

Total Ireland (Cost $4,730)			5,097

LUXEMBOURG 2.8%

CORPORATE BONDS & NOTES 2.8%
Gazprom OAO Via Gaz Capital S.A.
8.625% due 04/28/2034		$5,000	7,025
9.250% due 04/23/2019		2,550	3,334
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		300	331
7.175% due 05/16/2013		2,050	2,118
7.750% due 05/29/2018		8,400	9,933
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		2,091	2,201
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		8,600	8,641
6.875% due 05/29/2018		500	539

Total Luxembourg (Cost $31,891)			34,122

MALAYSIA 0.0%

SOVEREIGN ISSUES 0.0%
Malaysia Government International Bond
3.210% due 05/31/2013	MYR	131	43

Total Malaysia (Cost $39)			43

MEXICO 13.9%

CORPORATE BONDS & NOTES 3.2%
America Movil S.A.B. de C.V.
5.000% due 10/16/2019		$3,000	3,521

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 03/30/2020		$5,000	$5,880
6.125% due 11/15/2037		5,000	6,481
6.375% due 03/01/2035		5,000	6,577
Petroleos Mexicanos
8.000% due 05/03/2019		11,480	15,079
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	10,000	841

			38,379

SOVEREIGN ISSUES 10.7%
Mexico Government International Bond
6.050% due 01/11/2040		$4,000	5,350
6.250% due 06/16/2016	MXN	347,200	28,296
6.500% due 06/10/2021		435,000	36,975
6.750% due 09/27/2034		$263	376
8.300% due 08/15/2031		6,100	9,821
8.500% due 12/13/2018	MXN	470	43
9.500% due 12/18/2014		1,155	99
10.000% due 12/05/2024		441,000	48,269

			129,229

Total Mexico (Cost $146,478)			167,608

NETHERLANDS 0.6%

CORPORATE BONDS & NOTES 0.6%
Waha Aerospace BV
3.925% due 07/28/2020		$6,400	6,896

Total Netherlands (Cost $6,438)			6,896

PANAMA 0.9%

CORPORATE BONDS & NOTES 0.3%
AES El Salvador Trust
6.750% due 02/01/2016		$3,750	3,806

SOVEREIGN ISSUES 0.6%
Panama Government International Bond
6.700% due 01/26/2036		100	141
7.250% due 03/15/2015		6,000	6,885

			7,026

Total Panama (Cost $10,251)			10,832

PERU 0.2%

SOVEREIGN ISSUES 0.2%
Peru Government International Bond
6.900% due 08/12/2037	PEN	4,000	1,857
8.750% due 11/21/2033		$100	175

Total Peru (Cost $1,627)			2,032

POLAND 0.0%

SOVEREIGN ISSUES 0.0%
Poland Government International Bond
5.500% due 10/25/2019	PLN	96	32

Total Poland (Cost $29)			32

QATAR 0.7%

CORPORATE BONDS & NOTES 0.4%
Nakilat, Inc.
6.267% due 12/31/2033		$3,839	4,547

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	61

Schedule of Investments PIMCO Emerging Markets Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.3%
Qatar Government International Bond
4.000% due 01/20/2015		$200	$213
6.550% due 04/09/2019		2,400	3,004

			3,217

Total Qatar (Cost $7,018)			7,764

RUSSIA 2.6%

CORPORATE BONDS & NOTES 0.0%
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		$202	207

SOVEREIGN ISSUES 2.6%
Russia Government International Bond
7.500% due 03/31/2030		25,301	31,993
12.750% due 06/24/2028		100	194

			32,187

Total Russia (Cost $29,879)			32,394

SINGAPORE 0.9%

CORPORATE BONDS & NOTES 0.9%
Temasek Financial Ltd.
4.300% due 10/25/2019		$10,000	11,415

SOVEREIGN ISSUES 0.0%
Singapore Government Bond
2.500% due 06/01/2019	SGD	70	63

Total Singapore (Cost $9,990)			11,478

SOUTH KOREA 3.8%

CORPORATE BONDS & NOTES 3.8%
Export-Import Bank of Korea
4.000% due 01/29/2021		$20,200	22,114
5.125% due 06/29/2020		13,250	15,562
Industrial Bank of Korea
3.750% due 09/29/2016		380	409
Korea Exchange Bank
4.875% due 01/14/2016		5,000	5,450
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		2,590	2,807

Total South Korea (Cost $40,691)			46,342

TUNISIA 0.1%

SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie S.A.
6.250% due 02/20/2013	EUR	800	1,048

Total Tunisia (Cost $1,064)			1,048

UNITED ARAB EMIRATES 0.4%

CORPORATE BONDS & NOTES 0.4%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$4,002	4,552

Total United Arab Emirates (Cost $4,275)			4,552

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 3.4%

ASSET-BACKED SECURITIES 0.0%
GSAA Trust
0.517% due 03/25/2037		$507	$297
Morgan Stanley Mortgage Loan Trust
0.577% due 04/25/2037		461	209

			506

CORPORATE BONDS & NOTES 2.7%
American International Group, Inc.
6.765% due 11/15/2017	GBP	364	677
8.625% due 05/22/2068		400	749
Bank of America N.A.
0.669% due 06/15/2016		$900	849
Gerdau Holdings, Inc.
7.000% due 01/20/2020		20,000	23,200
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		2,400	2,880
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	2,100	3,049
SLM Corp.
5.375% due 05/15/2014		$200	212
Wachovia Corp.
5.750% due 02/01/2018		900	1,088

			32,704

MORTGAGE-BACKED SECURITIES 0.5%
Banc of America Mortgage Trust
3.000% due 02/25/2036		60	48
Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035		3,115	3,154
Chase Mortgage Finance Corp.
2.914% due 03/25/2037		114	100
Citigroup Mortgage Loan Trust, Inc.
2.895% due 07/25/2046^		70	54
2.901% due 03/25/2034		22	22
Countrywide Home Loan Mortgage Pass-Through Trust
3.729% due 09/25/2047^		47	35
5.102% due 10/20/2035		365	286
Harborview Mortgage Loan Trust
5.322% due 08/19/2036^		41	35
Luminent Mortgage Trust
0.397% due 12/25/2036		74	48
MASTR Adjustable Rate Mortgages Trust
0.457% due 05/25/2037		290	170
Merrill Lynch Alternative Note Asset
0.517% due 03/25/2037		483	220
3.050% due 06/25/2037^		383	233
Merrill Lynch Mortgage-Backed Securities Trust
5.145% due 04/25/2037^		113	86
Morgan Stanley Capital Trust
5.692% due 04/15/2049		1,000	1,150
Morgan Stanley Mortgage Loan Trust
2.541% due 06/25/2036		31	28
Sequoia Mortgage Trust
2.743% due 01/20/2047		46	38

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WaMu Mortgage Pass-Through Certificates
2.140% due 01/25/2037^	$89	$67
2.314% due 12/25/2036^	53	42
2.422% due 04/25/2037	56	42
2.657% due 12/25/2036^	206	162
2.741% due 09/25/2036	98	76
4.764% due 05/25/2037^	137	104

		6,200

U.S. GOVERNMENT AGENCIES 0.2%
Freddie Mac
5.000% due 01/30/2014 (d)(e)	400	425
5.000% due 07/15/2014	2,100	2,278

		2,703

Total United States (Cost $37,249)		42,113

VIRGIN ISLANDS (BRITISH) 3.7%

CORPORATE BONDS & NOTES 3.7%
Gerdau Trade, Inc.
5.750% due 01/30/2021	$6,700	7,303
GTL Trade Finance, Inc.
7.250% due 10/20/2017	5,000	5,838
TNK-BP Finance S.A.
6.625% due 03/20/2017	11,710	13,393
7.500% due 03/13/2013	100	103
7.500% due 07/18/2016	2,900	3,365
7.875% due 03/13/2018	12,000	14,580

Total Virgin Islands (British) (Cost $39,988)		44,582

SHORT-TERM INSTRUMENTS 34.6%

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 10/01/2012	$664	664

(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $682. Repurchase proceeds are $664.)

U.S. TREASURY BILLS 0.7%
0.133% due 10/04/2012 - 09/19/2013 (a)(d)	8,016	8,010

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 33.8%
PIMCO Short-Term Floating NAV Portfolio	40,830,056	409,240

Total Short-Term Instruments (Cost $417,849)		417,914

Total Investments 99.9% (Cost $1,149,764)		$1,209,514

Other Assets and Liabilities (Net) 0.1%		1,452

Net Assets 100.0%		$1,210,966

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Affiliated to the Portfolio.

62	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

(c)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $4,783 at a weighted average interest rate of 0.262%.
(d)	Securities with an aggregate market value of $8,250 have been pledged as collateral as of September 30, 2012 for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(e)	Centrally cleared swap agreements outstanding on September 30, 2012: Securities with an aggregate market value of $186 and cash of $1,441 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.000%	06/20/2019	$	38,000	$(2,338)	$(1,735)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		27,000	(1,609)	(1,383)

						$(3,947)	$(3,118)

(f)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (1)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BRC	1.000%	12/20/2016	0.912%	$	8,000	$32	$(411)	$443
Brazil Government International Bond	BRC	1.000%	06/20/2021	1.434%		37,000	(1,263)	(1,788)	525
Brazil Government International Bond	CBK	1.000%	06/20/2021	1.434%		20,000	(683)	(901)	218
Brazil Government International Bond	DUB	1.000%	12/20/2016	0.912%		7,000	28	(356)	384
Brazil Government International Bond	DUB	1.000%	09/20/2021	1.447%		16,000	(575)	(770)	195
Brazil Government International Bond	JPM	1.000%	09/20/2021	1.447%		6,000	(216)	(265)	49
China Government International Bond	CBK	1.000%	12/20/2016	0.653%		6,000	89	(248)	337
China Government International Bond	CBK	1.000%	06/20/2021	1.210%		11,000	(180)	(154)	(26)
China Government International Bond	CBK	1.000%	09/20/2021	1.225%		12,500	(224)	(302)	78
China Government International Bond	DUB	1.000%	12/20/2016	0.653%		5,600	83	(174)	257
China Government International Bond	DUB	1.000%	09/20/2021	1.225%		38,000	(683)	(1,747)	1,064
China Government International Bond	JPM	1.000%	12/20/2016	0.653%		8,000	118	(256)	374
China Government International Bond	RYL	1.000%	12/20/2016	0.653%		4,000	59	(130)	189
China Government International Bond	UAG	1.000%	12/20/2016	0.653%		12,500	185	(275)	460
Colombia Government International Bond	UAG	1.000%	09/20/2015	0.622%		6,500	75	(147)	222
Gazprom Via Gaz Capital S.A.	FBF	1.580%	06/20/2016	1.612%		5,000	17	0	17
Gazprom Via Gaz Capital S.A.	GST	1.000%	03/20/2015	1.107%		50,000	(117)	(2,678)	2,561
Gazprom Via Gaz Capital S.A.	MYC	1.390%	05/20/2016	1.578%		1,700	(3)	0	(3)
Indonesia Government International Bond	BRC	2.320%	12/20/2016	1.129%		2,600	130	0	130
Indonesia Government International Bond	JPM	1.000%	03/20/2015	0.668%		3,225	27	(123)	150
Indonesia Government International Bond	MYC	1.000%	03/20/2016	0.902%		35,000	128	(459)	587
Indonesia Government International Bond	UAG	1.000%	03/20/2015	0.668%		3,225	27	(130)	157
Mexico Government International Bond	BRC	1.000%	09/20/2017	0.974%		25,000	39	(260)	299
Mexico Government International Bond	CBK	1.000%	12/20/2016	0.816%		20,000	160	(512)	672
Mexico Government International Bond	CBK	1.000%	06/20/2021	1.337%		6,000	(159)	(218)	59
Republic of Korea	BOA	1.000%	09/20/2017	0.805%		16,900	165	(74)	239

							$(2,741)	$(12,378)	$9,637

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid	Unrealized (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$	1,200	$106	$149	$(43)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		25,000	2,195	3,150	(955)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015		12,700	1,115	1,581	(466)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015		1,300	114	162	(48)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		66,500	5,839	8,363	(2,524)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015		11,700	1,168	1,451	(283)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015		50,000	4,990	7,075	(2,085)

						$15,527	$21,931	$(6,404)

(1)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	63

Schedule of Investments PIMCO Emerging Markets Portfolio (Cont.)

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM	BRL	205,000	$3,027	$(207)	$3,234
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		458,600	8,586	436	8,150
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		180,000	6,065	406	5,659
Pay	28-Day MXN-TIIE	9.920%	08/12/2015	MYC	MXN	38,000	399	0	399
Pay	28-Day MXN-TIIE	8.770%	08/03/2016	CBK		5,700	58	0	58
Pay	28-Day MXN-TIIE	8.780%	08/03/2016	BRC		5,700	59	0	59
Pay	28-Day MXN-TIIE	8.720%	09/05/2016	CBK		3,000	30	7	23
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC		200,000	268	(44)	312
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		475,000	636	85	551
Pay	28-Day MXN-TIIE	8.865%	09/12/2016	GLM		45,000	479	0	479
Pay	28-Day MXN-TIIE	8.850%	09/21/2016	JPM		80,000	846	0	846
Pay	28-Day MXN-TIIE	8.900%	09/22/2016	CBK		52,250	560	0	560
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		280,000	251	41	210
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		650,000	583	50	533
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	BRC		225,000	1,169	286	883
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	BRC		217,000	(101)	181	(282)

							$22,915	$1,241	$21,674

(g)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	BRL	529,874	$	256,969	BRC	$0	$(4,407)	$(4,407)
10/2012		13,767		6,700	UAG	0	(91)	(91)
10/2012	MYR	37		11	UAG	0	(1)	(1)
10/2012	SGD	117		93	RYL	0	(2)	(2)
10/2012	$	9,600	BRL	19,589	BRC	63	0	63
10/2012		6,000		12,195	GLM	16	0	16
10/2012		3,000		6,125	HUS	21	0	21
10/2012		230,715		468,853	JPM	560	0	560
10/2012		3,700		7,566	MSC	32	0	32
10/2012		14,400		29,313	UAG	60	0	60
10/2012		8,585	EUR	6,968	UAG	370	0	370
10/2012		12	MYR	37	UAG	0	0	0
10/2012		95	SGD	117	GLM	0	0	0
11/2012		1,368	HKD	10,604	JPM	0	0	0
11/2012		228	PLN	786	UAG	16	0	16
12/2012	BRL	464,139	$	226,288	JPM	0	(934)	(934)
12/2012		617		300	UAG	0	(2)	(2)
12/2012	GBP	403		644	RYL	0	(6)	(6)
12/2012	MXN	1,651,472		122,214	BOA	0	(5,304)	(5,304)
12/2012		74,937		5,500	CBK	0	(286)	(286)
12/2012		44,207		3,300	JPM	0	(114)	(114)
12/2012	PEN	4,176		1,553	HUS	0	(47)	(47)
12/2012	$	9,305	BRL	18,982	BRC	0	(13)	(13)
12/2012		3,245		6,658	FBF	14	0	14
12/2012		600		1,229	HUS	2	0	2
12/2012		2,500		5,112	UAG	3	0	3
12/2012		11,500	MXN	152,668	BRC	288	0	288
12/2012		5,500		72,835	CBK	124	0	124
12/2012		968		12,868	DUB	26	0	26
12/2012		5,336		71,573	FBF	191	0	191
12/2012		3,731		50,957	HUS	204	0	204
12/2012		1,300		17,017	JPM	14	0	14
12/2012		19,741		262,026	MSC	495	(4)	491
12/2012		36,829		489,103	UAG	937	0	937
01/2013	MYR	37	$	12	UAG	0	0	0
01/2013	SGD	117		95	GLM	0	0	0
02/2013	CNY	403,483		64,000	BRC	517	0	517
02/2013		125,750		20,000	CBK	215	0	215
02/2013		222,526		35,355	DUB	343	0	343

64	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
02/2013	$	16,021	CNY	100,500	BRC	$0	$(209)	$(209)
02/2013		43,429		273,007	CBK	0	(475)	(475)
02/2013		28,060		176,758	JPM	0	(249)	(249)
02/2013		12,233		77,694	RYL	0	(9)	(9)
02/2013		19,742		123,800	UAG	0	(263)	(263)

						$4,511	$(12,416)	$(7,905)

(h)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bermuda
Corporate Bonds & Notes	$0	$15,759	$0	$15,759
Brazil
Corporate Bonds & Notes	0	63,889	0	63,889
Sovereign Issues	0	242,930	0	242,930
Cayman Islands
Corporate Bonds & Notes	0	7,482	0	7,482
Chile
Corporate Bonds & Notes	0	10,003	0	10,003
Colombia
Sovereign Issues	0	5,310	0	5,310
Germany
Corporate Bonds & Notes	0	8,388	0	8,388
Hong Kong
Corporate Bonds & Notes	0	8,417	0	8,417
India
Corporate Bonds & Notes	0	6,587	0	6,587
Indonesia
Sovereign Issues	0	5,900	0	5,900
Ireland
Corporate Bonds & Notes	0	4,882	0	4,882
Sovereign Issues	0	215	0	215
Luxembourg
Corporate Bonds & Notes	0	34,122	0	34,122
Malaysia
Sovereign Issues	0	43	0	43
Mexico
Corporate Bonds & Notes	0	38,379	0	38,379
Sovereign Issues	0	129,229	0	129,229
Netherlands
Corporate Bonds & Notes	0	6,896	0	6,896
Panama
Corporate Bonds & Notes	0	3,806	0	3,806
Sovereign Issues	0	7,026	0	7,026
Peru
Sovereign Issues	0	2,032	0	2,032
Poland
Sovereign Issues	0	32	0	32
Qatar
Corporate Bonds & Notes	0	4,547	0	4,547
Sovereign Issues	0	3,217	0	3,217

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Russia
Corporate Bonds & Notes	$0	$207	$0	$207
Sovereign Issues	0	32,187	0	32,187
Singapore
Corporate Bonds & Notes	0	11,415	0	11,415
Sovereign Issues	0	63	0	63
South Korea
Corporate Bonds & Notes	0	46,342	0	46,342
Tunisia
Sovereign Issues	0	1,048	0	1,048
United Arab Emirates
Corporate Bonds & Notes	0	4,552	0	4,552
United States
Asset-Backed Securities	0	506	0	506
Corporate Bonds & Notes	0	32,704	0	32,704
Mortgage-Backed Securities	0	6,200	0	6,200
U.S. Government Agencies	0	2,703	0	2,703
Virgin Islands (British)
Corporate Bonds & Notes	0	44,582	0	44,582
Short-Term Instruments
Repurchase Agreements	0	664	0	664
U.S. Treasury Bills	0	8,010	0	8,010
PIMCO Short-Term Floating NAV Portfolio	409,240	0	0	409,240
	$409,240	$800,274	$0	$1,209,514

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	9,667	0	9,667
Foreign Exchange Contracts	0	4,511	0	4,511
Interest Rate Contracts	0	21,955	0	21,955
	$0	$36,133	$0	$36,133

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(6,433)	0	(6,433)
Foreign Exchange Contracts	0	(12,416)	0	(12,416)
Interest Rate Contracts	0	(3,400)	0	(3,400)
	$0	$(22,249)	$0	$(22,249)

Totals	$409,240	$814,158	$0	$1,223,398

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	65

Schedule of Investments PIMCO Emerging Markets Portfolio (Cont.)

September 30, 2012 (Unaudited)

(i)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$26	$26
Unrealized appreciation on foreign currency contracts	0	0	0	4,511	0	4,511
Unrealized appreciation on OTC swap agreements	0	9,666	0	0	21,956	31,622

	$0	$9,666	$0	$4,511	$21,982	$36,159

Liabilities:
Variation margin payable on financial derivative instruments (2)	$0	$0	$0	$0	$6	$6
Unrealized depreciation on foreign currency contracts	0	0	0	12,416	0	12,416
Unrealized depreciation on OTC swap agreements	0	6,433	0	0	282	6,715

	$0	$6,433	$0	$12,416	$288	$19,137

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives:
Net realized gain on swaps	$0	$7,503	$0	$0	$27,013	$34,516
Net realized gain on foreign currency transactions	0	0	0	30,195	0	30,195

	$0	$7,503	$0	$30,195	$27,013	$64,711

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on swaps	$0	$4,052	$0	$0	$(14,170)	$(10,118)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(18,611)	0	(18,611)

	$0	$4,052	$0	$(18,611)	$(14,170)	$(28,729)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative (depreciation) of $(3,118) as reported in the Notes to Schedule of Investments.

(j)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(4,888)	$4,852	$(36)
BRC	(3,322)	2,604	(718)
CBK	(771)	795	24
DUB	1,417	(1,710)	(293)
FBF	1,337	(1,400)	(63)
GLM	3,522	(3,430)	92
GST	(3)	(10)	(13)
HUS	6,655	(6,730)	(75)
JPM	52	(200)	(148)
MSC	523	(490)	33
MYC	16,926	(17,200)	(274)
RYL	42	0	42
UAG	6,306	(6,030)	276

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

66	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO FX Strategy Portfolio

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 98.3%

REPURCHASE AGREEMENTS 0.5%
State Street Bank and Trust Co.
0.010% due 10/01/2012	$179	$179

(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 06/04/2015 valued at $186. Repurchase proceeds are $179.)

SHORT-TERM NOTES 25.7%
Fannie Mae
0.178% due 02/20/2013	1,600	1,600
0.183% due 08/01/2013	1,600	1,598
Federal Home Loan Bank
0.167% due 02/20/2013	1,700	1,699
Freddie Mac
0.142% due 03/05/2013	400	400
0.152% due 02/26/2013	500	500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.162% due 01/22/2013 - 02/19/2013	$1,700	$1,700
0.173% due 02/11/2013	400	400
0.178% due 02/25/2013	500	500

		8,397

U.S. TREASURY BILLS 47.2%
0.157% due 01/24/2013 - 08/22/2013 (a)	15,400	15,386

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 24.9%
PIMCO Short-Term Floating NAV Portfolio	809,864	8,117

Total Short-Term Instruments (Cost $32,072)		32,079

MARKET VALUE (000S)
PURCHASED OPTIONS (c) 1.1%
(Cost $667)	$368

Total Investments 99.4% (Cost $32,739)	$32,447

Written Options (d) (1.9%) (Premiums $627)	(631)

Other Assets and Liabilities (Net) 2.5%	826

Net Assets 100.0%	$32,642

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Affiliated to the Portfolio.
(c)	Purchased options outstanding on September 30, 2012:

Foreign Currency Options
Description	Counterparty	Exercise Price			Expiration Date	Notional Amount			Cost	Market Value
Call - OTC EUR versus USD	DUB	$		1.314	10/18/2012		EUR	50,200	$227	$84
Call - OTC GBP versus USD	BOA			1.641	10/18/2012		GBP	20,100	85	29
Put - OTC NZD versus USD	BRC			0.806	10/18/2012		NZD	15,700	51	16
Call - OTC USD versus BRL	UAG		BRL	2.065	10/18/2012	$		4,000	15	9
Call - OTC USD versus CAD	RBC		CAD	0.993	10/18/2012			39,000	106	99
Call - OTC USD versus JPY	DUB		JPY	79.000	10/18/2012			39,000	106	86
Call - OTC USD versus MXN	HUS		MXN	13.240	10/18/2012			4,000	20	11
Call - OTC USD versus SEK	BRC		SEK	6.701	10/18/2012			13,000	57	34

									$667	$368

(d)	Written options outstanding on September 30, 2012:

Foreign Currency Options
Description	Counterparty	Exercise Price			Expiration Date	Notional Amount			Premium	Market Value
Put - OTC EUR versus USD	DUB	$		1.273	10/18/2012		EUR	50,200	$238	$(276)
Put - OTC GBP versus USD	BOA			1.603	10/18/2012		GBP	20,100	82	(98)
Call - OTC NZD versus USD	BRC			0.833	10/18/2012		NZD	15,700	42	(71)
Put - OTC USD versus BRL	UAG		BRL	2.004	10/18/2012	$		4,000	12	(7)
Put - OTC USD versus CAD	RBC		CAD	0.970	10/18/2012			39,000	93	(51)
Put - OTC USD versus JPY	DUB		JPY	77.090	10/18/2012			39,000	94	(70)
Put - OTC USD versus MXN	HUS		MXN	12.740	10/18/2012			4,000	16	(17)
Put - OTC USD versus SEK	BRC		SEK	6.473	10/18/2012			13,000	50	(41)

									$627	$(631)

Transactions in written call and put options for the period ended September 30, 2012:

	Notional Amount	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Notional Amount in NZD		Premium
Balance at 03/31/2012	$103,600	AUD	17,500	EUR	36,800	GBP	19,200	NZD	14,900	$824
Sales	175,400		0		95,000		38,500		30,000	1,363
Closing Buys	(151,600)		(17,500)		(35,800)		(37,600)		(29,200)	(1,163)
Expirations	0		0		0		0		0	0
Exercised	(28,400)		0		(45,800)		0		0	(397)

Balance at 09/30/2012	$99,000	AUD	0	EUR	50,200	GBP	20,100	NZD	15,700	$627

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	67

Schedule of Investments PIMCO FX Strategy Portfolio (Cont.)

(e)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	EUR	7,200	$	9,312	BOA	$58	$0	$58
10/2012		32,300		41,781	DUB	266	0	266
10/2012		7,200		9,313	RBC	59	0	59
10/2012		3,500		4,526	UAG	28	0	28
10/2012	GBP	15,000		24,335	BOA	114	0	114
10/2012		5,100		8,274	RBC	39	0	39
10/2012	JPY	674,271		8,700	BOA	59	0	59
10/2012	$	4,000	BRL	8,126	UAG	0	(2)	(2)
10/2012		9,750	CAD	9,562	CBK	0	(28)	(28)
10/2012		9,750		9,567	HUS	0	(22)	(22)
10/2012		19,500		19,129	RBC	0	(49)	(49)
10/2012		8,700	EUR	6,725	GLM	0	(57)	(57)
10/2012		19,500	JPY	1,521,055	BRC	0	(6)	(6)
10/2012		19,500		1,521,084	DUB	0	(6)	(6)
10/2012		4,000	MXN	51,893	HUS	24	0	24
10/2012		1,762	NZD	2,150	BOA	17	0	17
10/2012		6,432		7,850	BRC	65	0	65
10/2012		4,670		5,700	HUS	47	0	47
10/2012		13,000	SEK	85,593	BRC	23	0	23

						$799	$(170)	$629

(f)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Short-Term Instruments
Repurchase Agreements	$0	$179	$0	$179
Short-Term Notes	0	8,397	0	8,397
U.S. Treasury Bills	0	15,386	0	15,386
PIMCO Short-Term Floating NAV Portfolio	8,117	0	0	8,117
Purchased Options
Foreign Exchange Contracts	0	368	0	368
	$8,117	$24,330	$0	$32,447

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Assets
Foreign Exchange Contracts	$0	$799	$0	$799

Financial Derivative Instruments (2) - Liabilities
Foreign Exchange Contracts	$0	$(801)	$0	$(801)
Totals	$8,117	$24,328	$0	$32,445

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(g)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$368	$0	$368
Unrealized appreciation on foreign currency contracts	0	0	0	799	0	799

	$0	$0	$0	$1,167	$0	$1,167

Liabilities:
Written options outstanding	$0	$0	$0	$631	$0	$631
Unrealized depreciation on foreign currency contracts	0	0	0	170	0	170

	$0	$0	$0	$801	$0	$801

68	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(1,942)	$0	$(1,942)
Net realized gain on written options	0	0	0	1,261	0	1,261
Net realized gain on foreign currency transactions	0	0	0	737	0	737

	$0	$0	$0	$56	$0	$56

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$(260)	$0	$(260)
Net change in unrealized (depreciation) on written options	0	0	0	(380)	0	(380)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	1,430	0	1,430

	$0	$0	$0	$790	$0	$790

(1)	See note 6 in the Notes to Financial Statements for additional information.

(h)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$179	$0	$179
BRC	20	0	20
CBK	(28)	0	(28)
DUB	84	0	84
GLM	(57)	0	(57)
HUS	43	0	43
RBC	97	0	97
UAG	28	0	28

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	69

Schedule of Investments PIMCO High Yield Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 18.8%
AMR Corp.
0.000% due 02/27/2013	$500	$500
Chrysler Group LLC
6.000% due 05/24/2017	4,683	4,784
Colfax Corp.
4.500% due 01/13/2019	397	400
DaVita, Inc.
4.000% due 08/24/2019	1,000	1,004
Delos Aircraft, Inc.
4.750% due 04/12/2016	3,900	3,944
Freedom Group, Inc.
5.500% - 6.500% due 04/19/2019	11,000	11,085
HCA, Inc.
2.466% due 11/17/2013	4,000	4,008
2.716% due 05/02/2016	7,031	7,014
3.612% due 03/31/2017	1,000	1,003
Health Management Associates, Inc.
4.500% due 11/18/2018	893	901
Homeward Residential Holdings, Inc.
8.250% due 08/08/2017	500	508
Ineos U.S. Finance LLC
6.500% due 04/27/2018	746	755
Intelsat Jackson Holdings Ltd.
5.250% due 04/02/2018	2,000	2,000
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018	1,975	1,985
iStar Financial, Inc.
5.000% due 06/28/2013	2,504	2,511
LIN Television Corp.
7.750% due 05/04/2020	2,200	2,189
Neiman Marcus Group, Inc.
4.750% due 05/16/2018	2,750	2,770
Newsday LLC
10.500% due 08/01/2013	2,500	2,512
NRG Energy, Inc.
4.000% due 07/01/2018	2,963	2,982
NXP BV
4.500% due 03/04/2017	4,925	4,980
Par Pharmaceutical Cos., Inc.
0.000% due 08/02/2013	1,250	1,241
Pharmaceutical Product Development, Inc.
6.250% due 12/05/2018	893	902
Pinafore LLC
4.250% due 09/29/2016	2,230	2,247
Quintiles Transnational Corp.
5.000% due 06/08/2018	4,444	4,476
Residential Cap LLC
5.000% due 11/18/2013	1,000	1,006
Reynolds Group Holdings Ltd.
4.750% due 09/28/2018	3,000	3,016
Springleaf Financial Funding Co.
5.500% due 05/10/2017	26,950	26,438
Vodafone Americas Finance
6.250% due 07/24/2016	5,156	5,337
6.875% due 08/17/2015	2,215	2,292
Walter Investment Management Corp.
7.750% due 06/30/2016	1,275	1,291
12.500% due 12/31/2016	1,000	1,040
Warner Chilcott Co. LLC
4.250% due 03/15/2018	1,970	1,975

Total Bank Loan Obligations (Cost $107,132)		109,096

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 98.4%

BANKING & FINANCE 30.4%
AGFC Capital Trust
6.000% due 01/15/2067 (j)		$24,500	$13,842
Ally Financial, Inc.
0.000% due 12/01/2012		1,700	1,693
3.638% due 02/11/2014 (j)		4,130	4,176
6.250% due 01/15/2019		761	747
6.500% due 03/15/2016		379	376
6.500% due 11/15/2018		578	573
6.750% due 12/01/2014 (j)		5,000	5,375
7.000% due 11/15/2024		265	262
7.250% due 09/15/2017		2,800	2,783
8.000% due 11/01/2031		950	1,098
Amsouth Bank
4.850% due 04/01/2013		5,100	5,183
Bank One Capital
8.750% due 09/01/2030 (j)		250	348
Boats Investments Netherlands BV
11.000% due 03/31/2017 (b)	EUR	5,160	3,479
BPCE S.A.
12.500% due 09/30/2019 (e)		$1,425	1,618
Caisse Centrale du Credit Immobilier de France S.A.
3.750% due 01/22/2015	EUR	1,000	1,264
Checkout Holding Corp.
0.000% due 11/15/2015		$375	223
CIT Group, Inc.
4.250% due 08/15/2017 (j)		3,925	4,094
5.000% due 05/15/2017		6,350	6,810
5.000% due 08/15/2022		1,900	1,987
Columbus International, Inc.
11.500% due 11/20/2014 (j)		7,250	8,120
11.500% due 11/20/2014		500	560
E*TRADE Financial Corp.
12.500% due 11/30/2017		1,725	1,969
Eksportfinans ASA
2.000% due 09/15/2015		150	140
5.500% due 05/25/2016		125	128
5.500% due 06/26/2017		300	306
FCE Bank PLC
9.375% due 01/17/2014	EUR	3,000	4,234
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		$875	992
8.700% due 10/01/2014		1,200	1,365
GMAC International Finance BV
7.500% due 04/21/2015	EUR	5,000	6,947
Governor & Co. of the Bank of Ireland
4.625% due 04/08/2013		500	639
HBOS Capital Funding LP
6.461% due 11/30/2018 (e)	GBP	1,350	1,657
HBOS PLC
6.750% due 05/21/2018		$220	224
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018^		653	75
Hub International Ltd.
8.125% due 10/15/2018		1,200	1,221
Ineos Finance PLC
7.500% due 05/01/2020		1,575	1,606
8.375% due 02/15/2019		275	290
9.250% due 05/15/2015	EUR	1,500	2,082
ING U.S., Inc.
5.500% due 07/15/2022 (j)		$550	575
International Lease Finance Corp.
5.875% due 08/15/2022		1,675	1,734
6.500% due 09/01/2014		1,275	1,377
6.750% due 09/01/2016		1,275	1,439

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.125% due 09/01/2018		$1,275	$1,492
Jaguar Holding Co.
9.500% due 12/01/2019		1,775	2,001
LBG Capital PLC
6.385% due 05/12/2020	EUR	2,000	2,365
6.439% due 05/23/2020		1,000	1,174
7.375% due 03/12/2020		50	60
7.625% due 12/09/2019	GBP	538	837
7.875% due 11/01/2020		$250	253
15.000% due 12/21/2019	EUR	1,100	1,841
Marina District Finance Co., Inc.
9.500% due 10/15/2015 (j)		$7,500	7,603
Morgan Stanley
6.375% due 07/24/2042 (j)		2,500	2,766
Nationstar Mortgage LLC
7.875% due 10/01/2020		675	690
9.625% due 05/01/2019		3,550	3,878
Nuveen Investments, Inc.
9.125% due 10/15/2017		2,000	1,995
Oppenheimer Holdings, Inc.
8.750% due 04/15/2018 (j)		3,850	3,946
Provident Funding Associates LP
10.125% due 02/15/2019 (j)		14,475	14,982
10.250% due 04/15/2017 (j)		9,000	9,720
Regions Financial Corp.
7.375% due 12/10/2037		2,775	2,928
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019		600	640
Royal Bank of Scotland Group PLC
1.108% due 03/09/2015		925	846
SLM Corp.
0.751% due 01/27/2014		500	486
5.375% due 05/15/2014		1,000	1,057
5.625% due 08/01/2033 (j)		3,500	3,321
8.450% due 06/15/2018		3,000	3,529
Springleaf Finance Corp.
5.400% due 12/01/2015		7,494	6,768
6.900% due 12/15/2017		200	171
Stone Street Trust
5.902% due 12/15/2015 (j)		1,000	1,052
Towergate Finance PLC
8.500% due 02/15/2018	GBP	1,400	2,227
10.500% due 02/15/2019		300	458
Wind Acquisition Finance S.A.
11.750% due 07/15/2017 (j)		$3,600	3,411

			176,108

INDUSTRIALS 54.2%
Advanced Micro Devices, Inc.
7.500% due 08/15/2022		750	728
Aguila S.A.
7.875% due 01/31/2018		1,350	1,424
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		4,050	4,435
Alere, Inc.
8.625% due 10/01/2018		2,150	2,268
Alliance Data Systems Corp.
6.375% due 04/01/2020		1,500	1,627
Alliance One International, Inc.
10.000% due 07/15/2016 (j)		4,350	4,524
American Airlines Pass-Through Trust
7.000% due 07/31/2019		1,432	1,462
American Renal Holdings Co., Inc.
8.375% due 05/15/2018		575	610
Ameristar Casinos, Inc.
7.500% due 04/15/2021		600	648

70	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Antero Resources Finance Corp.
7.250% due 08/01/2019		$600	$653
ARD Finance S.A.
11.125% due 06/01/2018 (b)		447	431
Avaya, Inc.
7.000% due 04/01/2019		2,050	1,917
Aviation Capital Group Corp.
7.125% due 10/15/2020 (j)		9,225	9,696
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016 (j)		6,386	6,801
Basell Finance Co. BV
8.100% due 03/15/2027		2,000	2,720
Basic Energy Services, Inc.
7.750% due 02/15/2019		450	464
BE Aerospace, Inc.
5.250% due 04/01/2022		600	626
Berry Plastics Corp.
5.205% due 02/15/2015 (j)		7,175	7,197
9.500% due 05/15/2018		2,300	2,536
9.750% due 01/15/2021		3,425	3,922
Beverage Packaging Holdings Luxembourg S.A.
8.000% due 12/15/2016	EUR	75	96
Biomet, Inc.
6.500% due 08/01/2020		$2,475	2,571
10.000% due 10/15/2017		1,000	1,056
11.625% due 10/15/2017		1,595	1,701
Cablevision Systems Corp.
8.000% due 04/15/2020		125	140
Caesars Entertainment Operating Co., Inc.
11.250% due 06/01/2017		2,000	2,160
Calumet Specialty Products Partners LP
9.375% due 05/01/2019		1,350	1,458
Catalina Marketing Corp.
10.500% due 10/01/2015		1,450	1,464
CCO Holdings LLC
7.875% due 04/30/2018		550	598
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		5,425	5,452
Chemtura Corp.
7.875% due 09/01/2018		725	792
Citgo Petroleum Corp.
11.500% due 07/01/2017		1,625	1,877
CityCenter Holdings LLC
10.750% due 01/15/2017		770	808
CMA CGM S.A.
8.500% due 04/15/2017		500	353
8.875% due 04/15/2019	EUR	1,500	1,306
CommScope, Inc.
8.250% due 01/15/2019		$625	678
Community Health Systems, Inc.
5.125% due 08/15/2018		575	598
Constellation Brands, Inc.
4.625% due 03/01/2023		950	974
6.000% due 05/01/2022		875	1,000
Conti-Gummi Finance BV
7.500% due 09/15/2017	EUR	2,000	2,764
Continental Airlines, Inc.
6.750% due 09/15/2015		$3,350	3,530
Continental Resources, Inc.
5.000% due 09/15/2022		425	445
Continental Rubber Of America Corp.
4.500% due 09/15/2019		625	640
Cooper Standard Automotive, Inc.
8.500% due 05/01/2018		2,300	2,501
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020		2,500	2,600

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CPI International, Inc.
8.000% due 02/15/2018		$350	$335
Delhaize Group S.A.
5.700% due 10/01/2040 (j)		764	683
Dex One Corp.
14.000% due 01/29/2017 (b)		20	7
Digicel Ltd.
8.250% due 09/01/2017		3,000	3,270
DISH DBS Corp.
6.750% due 06/01/2021		2,700	2,956
DJO Finance LLC
9.750% due 10/15/2017		3,300	2,821
10.875% due 11/15/2014		1,000	1,040
El Paso LLC
7.250% due 06/01/2018		300	347
El Paso Natural Gas Co.
8.375% due 06/15/2032		175	253
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		250	298
Eldorado Resorts LLC
8.625% due 06/15/2019		1,275	1,269
Energy Transfer Equity LP
7.500% due 10/15/2020 (j)		3,500	3,990
Enterprise Products Operating LLC
7.034% due 01/15/2068		1,160	1,301
8.375% due 08/01/2066 (j)		4,405	4,971
Equinix, Inc.
8.125% due 03/01/2018		1,150	1,282
Euramax International, Inc.
9.500% due 04/01/2016		3,000	2,760
FGI Operating Co. LLC
7.875% due 05/01/2020		5,275	5,737
First Data Corp.
6.750% due 11/01/2020		875	874
Florida East Coast Railway Corp.
8.125% due 02/01/2017		650	687
Ford Motor Co.
9.215% due 09/15/2021 (j)		800	1,020
Global Geophysical Services, Inc.
10.500% due 05/01/2017 (j)		14,050	13,488
Graphic Packaging International, Inc.
7.875% due 10/01/2018		375	417
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	1,250	1,319
Grifols, Inc.
8.250% due 02/01/2018		$875	971
Hapag-Lloyd AG
9.750% due 10/15/2017		2,175	2,153
9.750% due 10/15/2017 (j)		7,580	7,504
HCA, Inc.
6.500% due 02/15/2016		1,200	1,326
6.500% due 02/15/2020		2,875	3,206
7.250% due 09/15/2020		650	731
8.500% due 04/15/2019 (j)		4,775	5,408
HD Supply, Inc.
8.125% due 04/15/2019		475	517
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		400	409
Hughes Satellite Systems Corp.
6.500% due 06/15/2019		300	323
IASIS Healthcare LLC
8.375% due 05/15/2019		2,150	2,064
Immucor, Inc.
11.125% due 08/15/2019		900	1,021
INEOS Group Holdings S.A.
7.875% due 02/15/2016	EUR	3,500	4,194

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.500% due 02/15/2016		$7,050	$6,697
Inmet Mining Corp.
8.750% due 06/01/2020		1,450	1,508
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		3,500	3,780
Interactive Data Corp.
10.250% due 08/01/2018		275	309
Intergen NV
9.000% due 06/30/2017 (j)		4,030	3,899
Iron Mountain, Inc.
5.750% due 08/15/2024		1,075	1,083
Jaguar Land Rover PLC
7.750% due 05/15/2018		250	271
8.125% due 05/15/2021		250	273
Laredo Petroleum, Inc.
9.500% due 02/15/2019		3,525	4,010
Lender Processing Services, Inc.
5.750% due 04/15/2023 (a)		750	750
Level 3 Financing, Inc.
8.125% due 07/01/2019		1,500	1,601
LIN Television Corp.
8.375% due 04/15/2018		25	27
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		400	418
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017 (j)		6,715	6,581
McClatchy Co.
11.500% due 02/15/2017 (j)		4,125	4,455
MGM Resorts International
6.625% due 07/15/2015		1,500	1,612
6.875% due 04/01/2016		300	315
7.500% due 06/01/2016		250	269
8.625% due 02/01/2019		1,000	1,095
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		1,000	815
Mongolian Mining Corp.
8.875% due 03/29/2017		200	204
Mylan, Inc.
7.625% due 07/15/2017		475	528
Navios Maritime Acquisition Corp.
8.625% due 11/01/2017 (j)		16,225	15,535
Navios Maritime Holdings, Inc.
8.875% due 11/01/2017		200	206
NCR Corp.
5.000% due 07/15/2022		225	228
Novasep Holding S.A.S.
8.000% due 12/15/2016		9,499	7,789
Oasis Petroleum, Inc.
6.500% due 11/01/2021		300	318
OGX Austria GmbH
8.375% due 04/01/2022		350	305
8.500% due 06/01/2018 (j)		4,750	4,299
OI European Group BV
6.875% due 03/31/2017	EUR	300	399
Ono Finance PLC
10.875% due 07/15/2019		$3,000	2,565
Packaging Dynamics Corp.
8.750% due 02/01/2016		625	663
Palace Entertainment Holdings LLC
8.875% due 04/15/2017		725	770
PetroBakken Energy Ltd.
8.625% due 02/01/2020		675	704
PHH Corp.
7.375% due 09/01/2019		2,150	2,311
9.250% due 03/01/2016 (j)		4,925	5,676

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	71

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Plains Exploration & Production Co.
6.750% due 02/01/2022		$600	$612
Ply Gem Industries, Inc.
8.250% due 02/15/2018 (j)		600	629
Quality Distribution LLC
9.875% due 11/01/2018 (j)		4,000	4,380
Quebecor Media, Inc.
7.750% due 03/15/2016		2,125	2,194
Rain CII Carbon LLC
8.000% due 12/01/2018		725	743
Regal Entertainment Group
9.125% due 08/15/2018		800	898
Reynolds Group Issuer, Inc.
7.125% due 04/15/2019 (j)		775	822
7.875% due 08/15/2019		1,200	1,302
8.250% due 02/15/2021		2,375	2,369
8.500% due 05/15/2018		1,000	1,020
Rockies Express Pipeline LLC
6.875% due 04/15/2040		1,700	1,496
Samson Investment Co.
9.750% due 02/15/2020		3,675	3,790
SandRidge Energy, Inc.
7.500% due 03/15/2021		1,400	1,449
Santos Finance Ltd.
8.250% due 09/22/2070	EUR	3,000	3,956
Sappi Papier Holding GmbH
7.750% due 07/15/2017		$1,100	1,181
Schaeffler Finance BV
7.750% due 02/15/2017		550	611
8.500% due 02/15/2019		425	478
Seminole Indian Tribe of Florida
7.750% due 10/01/2017		250	276
Seneca Gaming Corp.
8.250% due 12/01/2018		1,525	1,609
Seven Seas Cruises S. de R.L. LLC
9.125% due 05/15/2019		250	261
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		200	202
Steel Dynamics, Inc.
6.125% due 08/15/2019		325	340
6.375% due 08/15/2022		200	208
Syniverse Holdings, Inc.
9.125% due 01/15/2019		225	243
Tenet Healthcare Corp.
8.875% due 07/01/2019		1,700	1,929
Tennessee Gas Pipeline Co. LLC
8.375% due 06/15/2032 (j)		375	540
Thermon Industries, Inc.
9.500% due 05/01/2017		58	65
Tomkins LLC
9.000% due 10/01/2018		260	291
TransUnion Holding Co., Inc.
9.625% due 06/15/2018		525	575
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		500	529
Unit Corp.
6.625% due 05/15/2021		400	415
Unitymedia Hessen GmbH & Co. KG
5.500% due 09/15/2022	EUR	1,000	1,266
Univision Communications, Inc.
6.875% due 05/15/2019		$1,475	1,527
UPC Holding BV
9.875% due 04/15/2018		2,000	2,210
UPCB Finance Ltd.
6.875% due 01/15/2022		1,500	1,597
7.625% due 01/15/2020	EUR	750	1,038

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Valeant Pharmaceuticals International
6.500% due 07/15/2016 (j)		$8,450	$8,904
6.875% due 12/01/2018		1,900	2,009
Windstream Corp.
7.750% due 10/15/2020		700	754
WMG Acquisition Corp.
9.500% due 06/15/2016		2,450	2,684
Wynn Las Vegas LLC
5.375% due 03/15/2022		1,400	1,428

			314,301

UTILITIES 13.8%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020 (j)		9,900	10,791
AES Corp.
7.375% due 07/01/2021		950	1,088
AES Ironwood LLC
8.857% due 11/30/2025		4,932	5,697
AES Red Oak LLC
8.540% due 11/30/2019		497	533
9.200% due 11/30/2029		2,100	2,278
Coffeyville Resources LLC
9.000% due 04/01/2015 (j)		5,858	6,283
10.875% due 04/01/2017 (j)		13,825	15,553
Cricket Communications, Inc.
10.000% due 07/15/2015		200	211
Energy Future Holdings Corp.
9.750% due 10/15/2019		1,350	1,451
10.000% due 01/15/2020 (j)		10,325	11,435
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017		800	832
9.750% due 10/15/2019		3,444	3,702
Frontier Communications Corp.
7.125% due 01/15/2023		500	522
7.450% due 07/01/2035		325	301
9.000% due 08/15/2031		1,450	1,555
Ipalco Enterprises, Inc.
7.250% due 04/01/2016		1,200	1,341
MarkWest Energy Partners LP
5.500% due 02/15/2023		700	735
Midwest Generation LLC
8.560% due 01/02/2016		1,188	1,081
NRG Energy, Inc.
7.375% due 01/15/2017		1,000	1,041
NSG Holdings LLC
7.750% due 12/15/2025 (j)		4,450	4,650
Sprint Capital Corp.
8.750% due 03/15/2032		1,350	1,404
Tenaska Alabama Partners LP
7.000% due 06/30/2021		1,707	1,801
Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018		300	332
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	500	647
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		$1,500	1,583
7.748% due 02/02/2021		1,500	1,607
Westmoreland Coal Co.
10.750% due 02/01/2018		1,000	975
Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (o)		327	331

			79,760

Total Corporate Bonds & Notes (Cost $552,373)			570,169

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 1.2%

CALIFORNIA 0.2%
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039	$100	$131
7.550% due 04/01/2039	100	136
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	1,000	1,058

		1,325

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	300	443

NEW YORK 0.6%
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	3,000	3,538

PENNSYLVANIA 0.3%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2011
5.500% due 12/01/2041	1,500	1,744

Total Municipal Bonds & Notes (Cost $6,161)		7,050

MORTGAGE-BACKED SECURITIES 3.4%
Adjustable Rate Mortgage Trust
2.771% due 10/25/2035	226	191
American Home Mortgage Assets LLC
0.447% due 09/25/2046^	419	53
1.068% due 11/25/2046	991	510
6.250% due 06/25/2037	515	310
Banc of America Alternative Loan Trust
0.617% due 05/25/2035	139	100
Banc of America Funding Corp.
3.040% due 03/20/2036^	431	348
Bear Stearns Adjustable Rate Mortgage Trust
2.648% due 10/25/2035	240	245
Bear Stearns Alt-A Trust
2.651% due 01/25/2035	11	8
Citigroup Mortgage Loan Trust, Inc.
4.900% due 11/25/2035	1,253	1,231
Countrywide Alternative Loan Trust
0.397% due 05/25/2047	58	40
0.429% due 03/20/2046	87	52
0.477% due 07/25/2046	492	106
1.148% due 12/25/2035	167	118
5.276% due 10/25/2035^	120	90
Countrywide Home Loan Mortgage Pass-Through Trust
0.537% due 03/25/2035	414	307
6.000% due 05/25/2036^	238	207
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036	785	549
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	226	235
Downey Savings & Loan Association Mortgage Loan Trust
0.469% due 03/19/2045	63	49
First Horizon Alternative Mortgage Securities
2.603% due 09/25/2035	853	718
6.000% due 05/25/2036	213	180
GMAC Mortgage Corp. Loan Trust
3.886% due 04/19/2036	630	497

72	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Granite Mortgages PLC
1.355% due 01/20/2044	$6,966	$6,599
GSR Mortgage Loan Trust
2.623% due 11/25/2035	278	273
2.804% due 04/25/2035	7	6
3.053% due 05/25/2035	1,778	1,492
Harborview Mortgage Loan Trust
0.409% due 01/19/2038	51	37
0.459% due 03/19/2036	862	534
Indymac Index Mortgage Loan Trust
4.802% due 09/25/2035	168	141
JPMorgan Mortgage Trust
2.567% due 07/27/2037	809	619
2.925% due 04/25/2035	329	326
6.000% due 08/25/2037	295	266
Nomura Asset Acceptance Corp.
6.138% due 03/25/2047	374	354
Residential Accredit Loans, Inc. Trust
0.547% due 03/25/2037	643	203
5.500% due 02/25/2036^	691	483
Residential Asset Securitization Trust
6.000% due 05/25/2037^	224	200
Structured Asset Mortgage Investments, Inc.
0.437% due 05/25/2036	53	35
WaMu Mortgage Pass-Through Certificates
0.918% due 05/25/2047	662	512
5.187% due 07/25/2037	468	432
5.714% due 10/25/2036	440	360
Wells Fargo Mortgage-Backed Securities Trust
2.644% due 03/25/2035	725	716

Total Mortgage-Backed Securities (Cost $18,062)		19,732

ASSET-BACKED SECURITIES 4.1%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	1,844	1,853
7.001% due 09/20/2022	19,200	18,772
Argent Securities, Inc.
1.267% due 12/25/2033	322	301
Carrington Mortgage Loan Trust
0.367% due 08/25/2036	100	41
Credit-Based Asset Servicing and Securitization LLC
5.057% due 01/25/2037	1,244	513
GSAMP Trust
0.367% due 08/25/2036	100	52
Mid-State Trust
7.791% due 03/15/2038	24	24
Morgan Stanley ABS Capital
0.357% due 05/25/2037	200	92
Option One Mortgage Loan Trust
1.192% due 08/25/2033	136	90

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Securities Corp. Trust
0.367% due 08/25/2036	$97	$69
6.980% due 09/25/2031	1,805	1,761

Total Asset-Backed Securities (Cost $22,559)		23,568

	SHARES
COMMON STOCKS 2.6%

CONSUMER DISCRETIONARY 0.0%
Dex One Corp. (c)	126,000	157

ENERGY 0.0%
Lone Pine Resources, Inc. (c)	114,862	179

FINANCIALS 1.1%
CIT Group, Inc. (c)	110,481	4,352
Hipotecaria Su Casita S.A. de C.V. (c)	78,886	0
Oppenheimer Holdings, Inc. ‘A’	47,000	750
PHH Corp. (c)	61,000	1,241
PMI Group, Inc. (c)	658,337	11

		6,354

HEALTH CARE 1.0%
Novasep, Inc. (o)	586,278	8
NVHL S.A. ‘A’ (o)	200,400	580
NVHL S.A. ‘B’ (o)	200,400	580
NVHL S.A. ‘C’ (o)	200,400	580
NVHL S.A. ‘D’ (o)	200,400	580
NVHL S.A. ‘E’ (o)	200,400	579
NVHL S.A. ‘F’ (o)	200,400	579
NVHL S.A. ‘G’ (o)	200,400	579
NVHL S.A. ‘H’ (o)	200,400	579
NVHL S.A. ‘I’ (o)	200,400	579
NVHL S.A. ‘J’ (o)	200,400	579

		5,802

INFORMATION TECHNOLOGY 0.3%
Advanced Micro Devices, Inc. (c)	409,800	1,381

TELECOMMUNICATION SERVICES 0.2%
Level 3 Communications, Inc. (c)	47,176	1,084

Total Common Stocks (Cost $24,588)		14,957

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
Health Care REIT, Inc.
6.500% due 04/20/2018 (e)	22,000	$1,213

Total Convertible Preferred Securities (Cost $1,100)		1,213

PREFERRED SECURITIES 4.0%

BANKING & FINANCE 4.0%
Farm Credit Bank
10.000% due 12/15/2020 (e)	12,000	14,055
FelCor Lodging Trust, Inc.
8.000% due 10/29/2012 (e)	20,000	535
First Industrial Realty Trust, Inc.
6.915% due 10/29/2012 (e)	5,000	4,634
GMAC Capital Trust
8.125% due 02/15/2040	160,000	4,018

Total Preferred Securities (Cost $20,133)		23,242

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.1%

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 10/01/2012	$301	301

(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 06/04/2015 valued at $311. Repurchase proceeds are $301.)

U.S. TREASURY BILLS 0.9%
0.146% due 10/11/2012 - 08/22/2013 (d)(i)(k)(l)	5,230	5,226

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 2.1%
PIMCO Short-Term Floating NAV Portfolio	1,211,000	12,138

Total Short-Term Instruments (Cost $17,665)		17,665

Total Investments 135.8% (Cost $769,773)		$786,692

Written Options (n) (0.0%) (Premiums $0)		(204)

Other Assets and Liabilities (Net) (35.8%)		(207,309)

Net Assets 100.0%		$579,179

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Payment in-kind bond security.
(c)	Non-income producing security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Perpetual maturity, date shown represents next contractual call date.
(f)	Affiliated to the Portfolio.
(g)	Cash of $5,089 has been pledged as collateral as of September 30, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $201,955 at a weighted average interest rate of 0.504%.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	73

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

(i)	Securities with an aggregate market value of $4,589 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(j)	Securities with an aggregate market value of $242,638 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BCY	(5.000%)	05/10/2012	05/10/2014	$4,445	$(4,356)
	0.450%	09/07/2012	10/04/2012	2,431	(2,432)
	0.450%	09/12/2012	10/12/2012	9,994	(9,996)
	0.450%	09/20/2012	10/22/2012	1,376	(1,376)
	0.650%	09/07/2012	10/04/2012	15,731	(15,738)
	0.650%	09/12/2012	10/12/2012	81,287	(81,315)
	0.650%	09/20/2012	10/22/2012	6,070	(6,071)
DEU	(5.000%)	05/01/2012	04/30/2014	2,628	(2,572)
	(1.500%)	03/28/2012	03/27/2014	583	(579)
	0.770%	09/17/2012	12/17/2012	6,494	(6,496)
	0.800%	07/11/2012	10/11/2012	4,089	(4,096)
	0.800%	08/09/2012	11/08/2012	7,945	(7,954)
	0.800%	08/17/2012	11/16/2012	9,648	(9,658)
	0.800%	09/06/2012	12/06/2012	34,192	(34,211)
	0.800%	09/10/2012	12/06/2012	774	(774)
FOB	0.600%	09/11/2012	10/11/2012	19,462	(19,469)
	0.650%	09/11/2012	11/15/2012	13,437	(13,442)
ULW	0.530%	07/26/2012	10/26/2012	989	(990)

					$(221,525)

(k)	Securities with an aggregate market value of $317 and cash of $1,024 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar March Futures	Long	03/2013	136	$280
E-mini S&P 500 Index December Futures	Short	12/2012	270	240
U.S. Treasury 10-Year Note December Futures	Long	12/2012	308	233

				$753

(l)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $321 and cash of $10,861 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Unrealized (Depreciation)
CDX.HY-16 5-Year Index	(5.000%	)	06/20/2016	$	35,520	$(1,403)	$(2,912)
CDX.HY-17 5-Year Index	(5.000%	)	12/20/2016		65,568	(1,350)	(6,432)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017		26,136	(206)	(1,458)
CDX.HY-19 5-Year Index	(5.000%	)	12/20/2017		67,200	20	(169)

						$(2,939)	$(10,971)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Unrealized Appreciation
CDX.HY-17 5-Year Index	5.000%	12/20/2016	$	36,960	$761	$29

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022	$	38,200	$(2,276)	$(2,086)

74	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

(m)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	GST	(1.000%	)	12/20/2016	0.377%	$	3,000	$(79)	$(45)	$(34)
Barclays Bank PLC	GST	(1.000%	)	03/20/2017	1.789%	EUR	3,000	128	166	(38)
Barclays Bank PLC	MYC	(1.000%	)	06/20/2017	1.844%		2,000	96	98	(2)
Berkshire Hathaway Finance Corp.	CBK	(1.000%	)	09/20/2016	1.021%	$	2,500	1	23	(22)
Best Buy Co., Inc.	BPS	(5.000%	)	09/20/2014	4.214%		3,000	(49)	4	(53)
Credit Agricole S.A.	CBK	(1.000%	)	06/20/2017	2.240%	EUR	2,000	139	252	(113)
Gannett Co., Inc.	DUB	(5.000%	)	06/20/2016	1.752%	$	15,000	(1,783)	(1,288)	(495)
JPMorgan Chase & Co.	BOA	(1.000%	)	12/20/2016	1.041%		3,000	4	62	(58)
JPMorgan Chase & Co.	BRC	(1.000%	)	12/20/2016	1.041%		3,000	4	87	(83)
JPMorgan Chase & Co.	MYC	(1.000%	)	09/20/2016	0.998%		8,000	(3)	110	(113)
Knight Ridder, Inc.	GST	(5.000%	)	12/20/2013	3.096%		4,000	(98)	440	(538)
Lockheed Martin Corp.	FBF	(1.000%	)	06/20/2017	0.624%		5,000	(89)	(78)	(11)
Telefonaktiebolaget LM Ericsson	BOA	(1.000%	)	09/20/2017	1.524%	EUR	5,000	156	147	9
Wells Fargo & Co.	MYC	(1.000%	)	09/20/2016	0.685%	$	10,000	(127)	72	(199)

								$(1,700)	$50	$(1,750)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)			Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Advanced Micro Devices, Inc.	MYC	5.000%	03/20/2016	5.279%	$		3,000	$(22)	$101	$(123)
Assured Guaranty Corp.	GST	5.000%	03/20/2013	4.105%			15,500	89	(388)	477
Berkshire Hathaway Finance Corp.	CBK	1.000%	06/20/2020	1.390%			1,000	(27)	(42)	15
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2021	1.424%			1,500	(47)	(60)	13
GenOn Energy, Inc.	MYC	5.000%	12/20/2014	2.641%			300	16	(30)	46
NRG Energy, Inc.	GST	5.000%	06/20/2017	3.852%			2,000	101	(120)	221
Rallye S.A.	DUB	5.000%	12/20/2012	0.750%		EUR	3,000	44	236	(192)
Sprint Nextel Corp.	UAG	1.000%	06/20/2019	5.199%	$		2,800	(632)	(507)	(125)
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	2.623%		JPY	107,700	(5)	(226)	221
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	2.624%			48,000	(7)	(69)	62
Urbi Desarrollos Urbanos S.A.B. de C.V.	DUB	5.000%	03/20/2016	10.563%	$		6,500	(731)	(263)	(468)

								$(1,221)	$(1,368)	$147

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016	EUR	5,000	$377	$976	$(599)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	75

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

(n)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$	6,600	$0	$(31)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		6,600	0	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		6,600	0	(30)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		6,600	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012		13,200	0	(143)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		13,200	0	0

								$0	$(204)

Transactions in written call and put options for the period ended September 30, 2012:

	Notional Amount	Premium
Balance at 03/31/2012	$52,800	$0
Sales	0	0
Closing Buys	0	0
Expirations	0	0
Exercised	0	0

Balance at 09/30/2012	$52,800	$0

(o)	Restricted securities as of September 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	—	—	03/09/2012	$652	$580	0.10%
NVHL S.A. ‘B’	—	—	03/09/2012	652	580	0.10%
NVHL S.A. ‘C’	—	—	03/09/2012	652	580	0.10%
NVHL S.A. ‘D’	—	—	03/09/2012	652	580	0.10%
NVHL S.A. ‘E’	—	—	03/09/2012	652	579	0.10%
NVHL S.A. ‘F’	—	—	03/09/2012	652	579	0.10%
NVHL S.A. ‘G’	—	—	03/09/2012	652	579	0.10%
NVHL S.A. ‘H’	—	—	03/09/2012	652	579	0.10%
NVHL S.A. ‘I’	—	—	03/09/2012	652	579	0.10%
NVHL S.A. ‘J’	—	—	03/09/2012	652	579	0.10%
Novasep, Inc.	—	—	12/13/2011	7	8	0.00%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	12/08/2000	327	331	0.06%

				$6,854	$6,133	1.06%

(p)	Short sales outstanding on September 30, 2012:

Description	Shares	Proceeds	Market Value (6)
Kraft Foods, Inc.	89,600	$3,011	$(3,731)

(6)	Market value includes $26 of dividends payable on short sales.

(q)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	EUR	29,611	$	37,094	BRC	$0	$(958)	$(958)
10/2012		8,740		11,265	CBK	131	(98)	33
10/2012		14		18	DUB	0	0	0
10/2012		195		256	JPM	5	0	5
10/2012		5,704		7,380	RYL	50	0	50
10/2012		4,914		6,150	UAG	0	(165)	(165)
10/2012	GBP	2,636		4,169	GLM	0	(88)	(88)
10/2012	$	12,337	EUR	9,601	BOA	0	0	0
10/2012		10,417		8,094	BPS	0	(16)	(16)
10/2012		11,464		8,854	CBK	7	(94)	(87)
10/2012		11,523		8,928	JPM	0	(50)	(50)
10/2012		17,350		13,510	RYL	111	(101)	10

76	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	$	238	EUR	191	UAG	$7	$0	$7
10/2012		4,268	GBP	2,636	HUS	0	(12)	(12)
11/2012	AUD	9,768	$	10,173	WST	67	0	67
11/2012	EUR	9,601		12,341	BOA	0	0	0
11/2012		8,094		10,420	BPS	16	0	16
11/2012		8,716		11,298	CBK	94	0	94
11/2012		8,804		11,366	JPM	49	0	49
11/2012	GBP	2,636		4,268	HUS	12	0	12
12/2012	CAD	4,938		5,062	DUB	48	0	48
12/2012	$	3,425	JPY	270,335	FBF	41	0	41

						$638	$(1,582)	$(944)

(r)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$109,096	$0	$109,096
Corporate Bonds & Notes
Banking & Finance	0	176,108	0	176,108
Industrials	750	311,560	1,991	314,301
Utilities	0	78,348	1,412	79,760
Municipal Bonds & Notes
California	0	1,325	0	1,325
New Jersey	0	443	0	443
New York	0	3,538	0	3,538
Pennsylvania	0	1,744	0	1,744
Mortgage-Backed Securities	0	19,732	0	19,732
Asset-Backed Securities	0	2,943	20,625	23,568
Common Stocks
Consumer Discretionary	157	0	0	157
Energy	179	0	0	179
Financials	6,354	0	0	6,354
Health Care	0	0	5,802	5,802
Information Technology	1,381	0	0	1,381
Telecommunication Services	1,084	0	0	1,084
Convertible Preferred Securities
Banking & Finance	1,213	0	0	1,213
Preferred Securities
Banking & Finance	4,553	18,689	0	23,242

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Short-Term Instruments
Repurchase Agreements	$0	$301	$0	$301
U.S. Treasury Bills	0	5,226	0	5,226
PIMCO Short-Term Floating NAV Portfolio	12,138	0	0	12,138
	$27,809	$729,053	$29,830	$786,692

Short Sales, at value	$(3,731)	$0	$0	$(3,731)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	1,093	0	1,093
Equity Contracts	240	0	0	240
Foreign Exchange Contracts	0	638	0	638
Interest Rate Contracts	513	0	0	513
	$753	$1,731	$0	$2,484

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(13,769)	(468)	(14,237)
Foreign Exchange Contracts	0	(1,582)	0	(1,582)
Interest Rate Contracts	0	(2,290)	0	(2,290)
	$0	$(17,641)	$(468)	$(18,109)

Totals	$24,831	$713,143	$29,362	$767,336

(ii) As of September 30, 2012, assets valued at $4,634 were transferred from Level 1 to Level 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Bank Loan Obligations	$500	$0	$0	$0	$0	$0	$0	$(500)	$0	$0
Corporate Bonds & Notes
Industrials	1,459	500	(57)	0	0	89	0	0	1,991	88
Utilities	1,178	386	(129)	(4)	(4)	(15)	0	0	1,412	(21)
Asset-Backed Securities	19,689	0	(280)	34	1	1,181	0	0	20,625	1,178
Common Stocks
Health Care	8	6,519	0	0	0	(725)	0	0	5,802	(725)

	$22,834	$7,405	$(466)	$30	$(3)	$530	$0	$(500)	$29,830	$520

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	$(390)	$0	$0	$0	$0	$(78)	$0	$0	$(468)	$(78)

Totals	$22,444	$7,405	$(466)	$30	$(3)	$452	$0	$(500)	$29,362	$442

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	77

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Industrials	$1,991	Third Party Vendor	Broker Quote	102.13-105.75
Utilities	331	Benchmark Pricing	Base Price	101.50
	1,081	Third Party Vendor	Broker Quote	91.00
Asset-Backed Securities	18,772	Benchmark Pricing	Base Price	97.77
	1,853	Third Party Vendor	Broker Quote	100.50
Common Stocks
Health Care	5,794	Market Comparable Companies	EBITDA multiples Revenue multiple Discount for lack of marketability Control Premium	6.00-8.00 0.80-1.20 15.00-25.00 5.00-10.00
	8	Other Valuation Techniques	—	—

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	(468)	Indicative Market Quotations	Broker Quote	(11.40)

Total	$29,362

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(s)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$131	$93	$0	$44	$268
Unrealized appreciation on foreign currency contracts	0	0	0	638	0	638
Unrealized appreciation on OTC swap agreements	0	1,064	0	0	0	1,064

	$0	$1,195	$93	$638	$44	$1,970

Liabilities:
Written options outstanding	$0	$0	$0	$0	$204	$204
Variation margin payable on financial derivative instruments (2)	0	365	0	0	0	365
Unrealized depreciation on foreign currency contracts	0	0	0	1,582	0	1,582
Unrealized depreciation on OTC swap agreements	0	3,266	0	0	0	3,266

	$0	$3,631	$0	$1,582	$204	$5,417

78	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain (loss) on futures contracts	$0	$0	$(1,177)	$0	$1,137	$(40)
Net realized (loss) on swaps	0	(9,311)	0	0	0	(9,311)
Net realized gain on foreign currency transactions	0	0	0	4,339	0	4,339

	$0	$(9,311)	$(1,177)	$4,339	$1,137	$(5,012)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$577	$0	$815	$1,392
Net change in unrealized (depreciation) on written options	0	0	0	0	(67)	(67)
Net change in unrealized appreciation (depreciation) on swaps	0	1,079	0	0	(2,687)	(1,608)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(553)	0	(553)

	$0	$1,079	$577	$(553)	$(1,939)	$(836)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $753 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(13,028) as reported in the Notes to Schedule of Investments.

(t)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$160	$0	$160
BPS	(49)	0	(49)
BRC	(954)	979	25
CBK	141	0	141
DUB	(2,422)	2,398	(24)
FBF	(48)	100	52
GLM	(119)	0	(119)
GST	141	(180)	(39)
JPM	(73)	260	187
MYC	194	(240)	(46)
RYL	60	(270)	(210)
UAG	(790)	851	61
WST	67	0	67

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	79

Schedule of Investments PIMCO Investment Grade Corporate Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 1.2%
CSC Holdings LLC
1.966% due 03/29/2016	$23,283	$23,302
Delphi Corp.
3.500% due 03/31/2017	3,906	3,925
Dollar General Corp.
2.966% due 07/07/2014	1,000	1,006
Fresenius Medical Care U.S. Finance, Inc.
1.591% due 03/31/2013	3,448	3,451
3.500% due 09/10/2014	1,974	1,982
NRG Energy, Inc.
4.000% due 07/01/2018	7,900	7,952
Rockwood Holdings, Inc.
3.500% due 02/10/2018	1,174	1,181
RPI Finance Trust
4.000% due 05/10/2018	4,437	4,453
Valeant Pharmaceuticals International, Inc.
4.750% due 02/13/2019	4,988	5,028
Warner Chilcott Co. LLC
4.250% due 03/15/2018	1,970	1,975

Total Bank Loan Obligations (Cost $54,138)		54,255

CORPORATE BONDS & NOTES 76.8%

BANKING & FINANCE 52.5%
Abbey National Treasury Services PLC
2.028% due 04/25/2014	3,100	3,078
AGFC Capital Trust
6.000% due 01/15/2067	3,080	1,740
AgriBank FCB
9.125% due 07/15/2019	500	665
Ally Financial, Inc.
6.750% due 12/01/2014	100	107
American Express Co.
6.150% due 08/28/2017	4,180	5,091
6.800% due 09/01/2066	3,405	3,656
7.000% due 03/19/2018	30,000	38,022
7.250% due 05/20/2014	1,000	1,104
American Express Credit Corp.
7.300% due 08/20/2013	4,600	4,875
American International Group, Inc.
4.250% due 05/15/2013	1,000	1,021
5.050% due 10/01/2015	1,000	1,097
5.450% due 05/18/2017	9,390	10,731
5.850% due 01/16/2018	40,785	47,428
6.820% due 11/15/2037	10,000	13,140
8.175% due 05/15/2068	117,100	143,887
8.250% due 08/15/2018	5,000	6,447
ANZ National International Ltd.
3.125% due 08/10/2015	10,000	10,444
6.200% due 07/19/2013	23,000	23,926
AXA S.A.
6.463% due 12/14/2018 (d)	10,000	9,275
Banco Bradesco S.A.
2.537% due 05/16/2014	2,500	2,519
Banco do Brasil S.A.
5.875% due 01/19/2023	5,500	5,954
Banco Santander Brasil S.A.
4.625% due 02/13/2017	31,825	32,939
Banco Santander Chile
3.875% due 09/20/2022	7,500	7,544
Bank of America Corp.
0.715% due 10/14/2016	4,100	3,907
5.625% due 10/14/2016	450	507
5.650% due 05/01/2018	17,215	19,655

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 12/01/2017	$13,105	$15,099
6.000% due 09/01/2017	23,800	27,565
6.500% due 08/01/2016	3,440	3,983
7.625% due 06/01/2019	915	1,144
Bank of America N.A.
0.669% due 06/15/2016	3,600	3,397
Bank One Capital
8.750% due 09/01/2030	75	104
Barclays Bank PLC
6.050% due 12/04/2017	20,000	21,622
6.750% due 05/22/2019	900	1,101
10.179% due 06/12/2021	33,910	44,239
BBVA Bancomer S.A.
6.500% due 03/10/2021	1,000	1,101
Bear Stearns Cos. LLC
4.650% due 07/02/2018	11,837	13,420
5.550% due 01/22/2017	7,630	8,686
6.400% due 10/02/2017	32,795	39,483
7.250% due 02/01/2018	27,100	33,863
BNP Paribas
6.950% due 07/22/2013	3,850	4,013
BNP Paribas S.A.
1.358% due 01/10/2014	5,000	5,003
7.195% due 06/25/2037 (d)	5,600	5,323
BPCE S.A.
2.189% due 02/07/2014	6,300	6,348
2.375% due 10/04/2013	1,700	1,708
Cantor Fitzgerald LP
7.875% due 10/15/2019	13,140	13,757
Capital One Bank USA N.A.
8.800% due 07/15/2019	10,900	14,408
Capital One Capital
8.875% due 05/15/2040	4,000	4,090
Capital One Financial Corp.
5.500% due 06/01/2015	10,000	11,212
CBA Capital Trust
6.024% due 03/15/2016 (d)	8,665	8,673
Citigroup, Inc.
0.722% due 11/05/2014	5,000	4,925
2.135% due 05/15/2018	4,080	4,032
4.750% due 05/19/2015	3,800	4,093
5.000% due 09/15/2014	12,000	12,663
5.850% due 12/11/2034	3,000	3,558
5.875% due 05/29/2037	100	118
6.000% due 08/15/2017	12,000	13,996
6.125% due 11/21/2017	5,710	6,728
6.125% due 05/15/2018	17,990	21,326
8.125% due 07/15/2039	8,000	11,932
8.500% due 05/22/2019	624	826
CNA Financial Corp.
5.850% due 12/15/2014	2,000	2,171
Colonial Realty LP
6.250% due 06/15/2014	1,600	1,717
Danske Bank A/S
5.914% due 06/16/2014 (d)(h)	10,100	9,645
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	1,000	1,040
Duke Realty LP
8.250% due 08/15/2019	4,100	5,191
Export-Import Bank of Korea
4.000% due 01/11/2017	2,800	3,080
4.000% due 01/29/2021	6,700	7,335
4.125% due 09/09/2015	2,400	2,597
5.875% due 01/14/2015	200	221
FIA Card Services N.A.
7.125% due 11/15/2012	1,300	1,310

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ford Motor Credit Co. LLC
3.984% due 06/15/2016	$2,000	$2,110
4.207% due 04/15/2016	17,496	18,560
5.625% due 09/15/2015	9,500	10,408
6.625% due 08/15/2017	12,500	14,517
General Electric Capital Corp.
0.499% due 06/20/2013	12,400	12,283
6.750% due 03/15/2032	9,900	12,732
Genworth Global Funding Trusts
0.645% due 04/15/2014	100	96
Goldman Sachs Group, Inc.
0.823% due 03/22/2016	6,700	6,445
0.958% due 01/12/2015	500	491
5.250% due 07/27/2021	1,800	1,988
5.950% due 01/18/2018	11,875	13,809
6.150% due 04/01/2018	69,000	80,650
6.250% due 09/01/2017	17,245	20,240
6.450% due 05/01/2036	4,700	4,945
6.750% due 10/01/2037	10,000	10,757
7.500% due 02/15/2019	30,000	37,260
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020	7,200	7,889
6.375% due 04/15/2021	2,000	2,199
Hanover Insurance Group, Inc.
6.375% due 06/15/2021	2,000	2,294
HBOS Capital Funding LP
6.071% due 06/30/2014 (d)	14,500	11,346
HBOS PLC
6.000% due 11/01/2033	1,265	1,085
6.750% due 05/21/2018	32,280	32,926
HCP, Inc.
5.650% due 12/15/2013	400	422
6.300% due 09/15/2016	250	287
HSBC Bank USA N.A.
7.000% due 01/15/2039	5,600	7,354
HSBC Capital Funding LP
4.610% due 06/27/2013 (d)	10,000	9,955
HSBC Finance Corp.
0.848% due 06/01/2016	800	765
6.676% due 01/15/2021	6,100	7,087
HSBC Holdings PLC
5.100% due 04/05/2021	21,300	24,655
6.500% due 05/02/2036	5,100	6,000
6.500% due 09/15/2037	8,225	9,771
7.625% due 05/17/2032	1,230	1,536
ING Bank NV
2.000% due 09/25/2015	2,000	2,004
International Lease Finance Corp.
5.250% due 01/10/2013	5,000	5,069
6.500% due 09/01/2014	10,000	10,800
6.750% due 09/01/2016	13,030	14,708
7.125% due 09/01/2018	7,500	8,775
Intesa Sanpaolo SpA
2.831% due 02/24/2014	20,000	19,708
JPMorgan Chase & Co.
4.250% due 10/15/2020	3,000	3,284
4.500% due 01/24/2022	8,300	9,227
4.625% due 05/10/2021	10,000	11,200
5.150% due 10/01/2015	200	221
7.900% due 04/30/2018 (d)	23,800	27,128
JPMorgan Chase Bank N.A.
0.729% due 06/13/2016	25,750	24,840
5.875% due 06/13/2016	2,150	2,475
6.000% due 10/01/2017	19,000	22,514
JPMorgan Chase Capital
1.312% due 09/30/2034	3,000	2,304

80	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Korea Development Bank
3.500% due 08/22/2017		$11,000	$11,868
3.875% due 05/04/2017		700	764
Korea Finance Corp.
2.250% due 08/07/2017		24,500	24,834
3.250% due 09/20/2016		7,700	8,162
LBG Capital PLC
7.875% due 11/01/2020		8,800	8,888
8.500% due 12/17/2021 (d)		20,000	18,600
Lehman Brothers Holdings, Inc.
5.875% due 11/15/2017^		8,150	2,119
6.875% due 05/02/2018^		16,693	4,424
7.020% due 05/12/2014^		5,190	1,246
7.875% due 05/08/2018^	GBP	16,500	7,287
Loews Corp.
5.250% due 03/15/2016		$2,000	2,256
Macquarie Group Ltd.
7.300% due 08/01/2014		6,050	6,519
MassMutual Global Funding
2.875% due 04/21/2014		100	104
Merrill Lynch & Co., Inc.
5.000% due 01/15/2015		500	537
5.571% due 10/04/2012		9,100	9,102
5.700% due 05/02/2017		210	230
6.400% due 08/28/2017		44,800	52,186
6.875% due 04/25/2018		65,000	77,988
6.875% due 11/15/2018		1,200	1,451
MetLife, Inc.
5.000% due 11/24/2013		700	736
6.400% due 12/15/2066		30	32
6.750% due 06/01/2016		1,565	1,875
Morgan Stanley
0.760% due 01/09/2014		21,100	20,824
0.905% due 10/18/2016		13,250	12,326
0.935% due 10/15/2015		8,498	8,103
4.100% due 01/26/2015		400	414
5.450% due 01/09/2017		24,715	26,985
5.500% due 07/24/2020		15,000	16,225
5.550% due 04/27/2017		2,630	2,887
5.625% due 09/23/2019		3,900	4,268
5.750% due 01/25/2021		8,850	9,732
5.950% due 12/28/2017		325	366
6.000% due 04/28/2015		10,000	10,844
6.250% due 08/28/2017		17,390	19,753
6.625% due 04/01/2018		48,000	55,226
7.250% due 04/01/2032		6,000	7,260
7.300% due 05/13/2019		10,000	11,818
MUFG Capital Finance Ltd.
6.346% due 07/25/2016 (d)		7,080	7,723
National City Bank
5.250% due 12/15/2016		3,000	3,397
Nordea Bank AB
3.125% due 03/20/2017		17,310	18,125
3.700% due 11/13/2014		390	409
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		200	220
Pacific Life Insurance Co.
9.250% due 06/15/2039		12,000	15,959
PPF Funding, Inc.
5.125% due 06/01/2015		5,049	5,238
5.700% due 04/15/2017		3,500	3,717
QBE Capital Funding Ltd.
7.250% due 05/24/2041		5,000	5,071
Rabobank Group
11.000% due 06/30/2019 (d)		22,000	29,067
RCI Banque S.A.
2.328% due 04/11/2014		4,900	4,802

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.600% due 04/12/2016	$12,500	$12,780
Regions Bank
6.450% due 06/26/2037	750	769
Regions Financial Corp.
4.875% due 04/26/2013	4,700	4,806
7.375% due 12/10/2037	1,000	1,055
Resona Bank Ltd.
5.850% due 04/15/2016 (d)	6,900	7,397
Royal Bank of Scotland Group PLC
1.158% due 04/11/2016	9,500	8,147
2.854% due 08/23/2013	2,700	2,733
4.875% due 08/25/2014	200	213
5.000% due 05/17/2015	5,061	5,165
6.400% due 10/21/2019	450	518
6.990% due 10/05/2017 (d)	26,135	23,783
7.640% due 09/29/2017 (d)	600	497
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017	5,000	5,314
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017	10,000	10,758
SL Green Realty Corp.
5.000% due 08/15/2018	6,000	6,442
SLM Corp.
0.751% due 01/27/2014	3,454	3,355
5.000% due 10/01/2013	8,700	9,059
5.000% due 04/15/2015	300	318
5.050% due 11/14/2014	500	530
5.375% due 05/15/2014	18,500	19,555
5.625% due 08/01/2033	2,000	1,898
6.250% due 01/25/2016	19,600	21,364
8.000% due 03/25/2020	10,000	11,600
8.450% due 06/15/2018	22,780	26,800
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (d)	14,000	17,605
State Street Capital Trust
1.389% due 06/01/2077	15,500	11,541
5.379% due 10/04/2012 (d)	5,981	5,985
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017	2,263	2,331
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021	7,100	7,712
Tiers Trust
8.125% due 09/15/2017	412	450
UBS AG
5.750% due 04/25/2018	30,000	35,404
5.875% due 12/20/2017	14,000	16,595
UBS Preferred Funding Trust
6.243% due 05/15/2016 (d)	15,000	14,925
USB Capital
3.500% due 10/29/2012 (d)	14,250	12,228
Wachovia Capital Trust
5.570% due 10/29/2012 (d)	25,010	24,822
Wachovia Corp.
0.659% due 06/15/2017	10,000	9,771
0.787% due 10/28/2015	5,250	5,150
Wells Fargo & Co.
7.980% due 03/15/2018 (d)	17,800	20,514
Wells Fargo Bank N.A.
0.647% due 05/16/2016	8,000	7,785
Wells Fargo Capital
5.950% due 12/01/2086	9,000	9,225
Weyerhaeuser Co.
7.375% due 10/01/2019	2,900	3,604
7.375% due 03/15/2032	24,000	28,583

		2,304,777

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 17.0%
Altria Group, Inc.
9.250% due 08/06/2019	$4,054	$5,765
9.950% due 11/10/2038	10,056	16,978
10.200% due 02/06/2039	19,200	33,038
American Airlines Pass-Through Trust
5.250% due 07/31/2022	6,868	7,160
8.625% due 04/15/2023	1,553	1,671
American Tower Corp.
4.500% due 01/15/2018	500	553
7.250% due 05/15/2019	1,800	2,200
Anadarko Petroleum Corp.
6.200% due 03/15/2040	10,000	12,312
6.375% due 09/15/2017	2,400	2,897
7.950% due 06/15/2039	3,000	4,347
8.700% due 03/15/2019	7,000	9,402
Anheuser-Busch Cos. LLC
4.375% due 01/15/2013	550	555
Asciano Finance Ltd.
4.625% due 09/23/2020	4,005	4,103
Aviation Capital Group Corp.
7.125% due 10/15/2020	14,500	15,240
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	1,969	2,097
BG Energy Capital PLC
4.000% due 10/15/2021	8,000	8,870
BP AMI Leasing, Inc.
5.523% due 05/08/2019	1,650	1,952
Burlington Northern Santa Fe LLC
4.100% due 06/01/2021	5,000	5,554
5.650% due 05/01/2017	1,960	2,346
8.125% due 04/15/2020	7,000	9,482
Cameron International Corp.
1.351% due 06/02/2014	2,000	1,999
Canadian Oil Sands Ltd.
7.750% due 05/15/2019	2,800	3,533
Cigna Corp.
6.150% due 11/15/2036	50	60
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015	49	57
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	40	60
Comcast Corp.
5.850% due 11/15/2015	125	144
6.300% due 11/15/2017	225	278
6.500% due 01/15/2017	1,477	1,792
7.050% due 03/15/2033	5,000	6,586
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026 (a)	3,500	3,598
4.750% due 07/12/2022 (h)	13,361	14,263
6.000% due 07/12/2020	1,509	1,502
7.250% due 05/10/2021	812	927
7.707% due 10/02/2022	31	34
Corp. Nacional del Cobre de Chile
3.000% due 07/17/2022	2,100	2,122
Covidien International Finance S.A.
6.000% due 10/15/2017	175	215
COX Communications, Inc.
5.500% due 10/01/2015	125	142
5.875% due 12/01/2016	100	117
Crown Castle Towers LLC
6.113% due 01/15/2040	200	241
CVS Pass-Through Trust
6.943% due 01/10/2030	13,015	15,898
7.507% due 01/10/2032	190	244
DCP Midstream Operating LP
3.250% due 10/01/2015	3,000	3,084

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	81

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020	$639	$698
7.750% due 06/17/2021	14,595	16,675
8.021% due 02/10/2024	404	437
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	6,000	9,056
9.250% due 06/01/2032	12,000	18,991
Dow Chemical Co.
7.375% due 11/01/2029	275	367
8.550% due 05/15/2019	4,442	5,965
9.400% due 05/15/2039	3,000	4,878
El Paso LLC
7.800% due 08/01/2031	41,285	48,218
8.050% due 10/15/2030	9,200	10,902
El Paso Natural Gas Co.
8.375% due 06/15/2032	150	217
Encana Corp.
6.625% due 08/15/2037	8,000	9,730
Energy Transfer Partners LP
8.500% due 04/15/2014	3,848	4,242
9.000% due 04/15/2019	3,482	4,495
9.700% due 03/15/2019	2,820	3,732
Enterprise Products Operating LLC
6.500% due 01/31/2019	3,000	3,726
7.550% due 04/15/2038	200	269
EOG Resources, Inc.
2.625% due 03/15/2023	5,000	5,067
ERAC USA Finance LLC
2.250% due 01/10/2014	2,100	2,128
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020	5,000	5,766
7.900% due 05/15/2019	4,000	5,160
FMC Technologies, Inc.
3.450% due 10/01/2022	5,000	5,088
Georgia-Pacific LLC
5.400% due 11/01/2020	10,000	11,742
7.700% due 06/15/2015	150	174
8.250% due 05/01/2016	8,000	8,610
Gerdau Holdings, Inc.
7.000% due 01/20/2020	5,200	6,032
Gerdau Trade, Inc.
5.750% due 01/30/2021	700	763
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	10,800	11,005
Incitec Pivot Ltd.
4.000% due 12/07/2015	7,000	7,268
International Paper Co.
7.500% due 08/15/2021	210	276
Kerr-McGee Corp.
7.875% due 09/15/2031	1,360	1,833
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039	7,000	8,504
7.300% due 08/15/2033	5,500	6,965
Kraft Foods Group, Inc.
3.500% due 06/06/2022	9,550	10,114
Lorillard Tobacco Co.
8.125% due 06/23/2019	2,100	2,712
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	29,100	31,009
Newcrest Finance Pty. Ltd.
4.200% due 10/01/2022 (a)	4,700	4,742
Northwest Pipeline GP
5.950% due 04/15/2017	990	1,148
ONEOK Partners LP
3.375% due 10/01/2022	4,455	4,487
Penske Truck Leasing Co. LP
2.500% due 07/11/2014	2,300	2,319

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.375% due 03/15/2018	$4,500	$4,510
3.750% due 05/11/2017	2,710	2,784
Petrobras International Finance Co.
7.875% due 03/15/2019	3,500	4,414
Philip Morris International, Inc.
2.500% due 08/22/2022	2,200	2,210
Pioneer Natural Resources Co.
3.950% due 07/15/2022	2,050	2,183
7.500% due 01/15/2020	1,100	1,372
Pride International, Inc.
6.875% due 08/15/2020	15,000	19,023
8.500% due 06/15/2019	7,700	10,248
Reed Elsevier Capital, Inc.
8.625% due 01/15/2019	230	296
Reynolds American, Inc.
6.750% due 06/15/2017	14,800	17,937
7.250% due 06/15/2037	7,000	8,887
Roche Holdings, Inc.
5.000% due 03/01/2014	127	135
Rockies Express Pipeline LLC
3.900% due 04/15/2015	150	149
5.625% due 04/15/2020	39,025	37,269
6.250% due 07/15/2013	6,180	6,334
6.850% due 07/15/2018	7,295	7,496
Rohm and Haas Co.
6.000% due 09/15/2017	10,740	12,855
Southwestern Energy Co.
4.100% due 03/15/2022	10,000	10,637
7.500% due 02/01/2018	1,000	1,207
Symantec Corp.
3.950% due 06/15/2022	3,300	3,347
TCI Communications, Inc.
8.750% due 08/01/2015	127	154
Telefonica Emisiones S.A.U.
2.582% due 04/26/2013	2,000	2,008
4.949% due 01/15/2015	12,000	12,315
Time Warner, Inc.
7.625% due 04/15/2031	505	708
7.700% due 05/01/2032	185	261
TransCanada PipeLines Ltd.
6.350% due 05/15/2067	500	535
Transocean, Inc.
4.950% due 11/15/2015	1,800	1,972
6.000% due 03/15/2018	3,200	3,742
6.500% due 11/15/2020	15,044	17,998
6.800% due 03/15/2038	4,400	5,314
7.375% due 04/15/2018	3,364	4,027
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	2,853	3,110
UAL Equipment Trust AB
10.850% due 02/19/2015^	552	237
UAL Pass-Through Trust
9.750% due 07/15/2018	1,674	1,917
10.020% due 03/22/2014^	449	242
10.125% due 03/22/2015^	1,192	745
Universal Health Services, Inc.
7.125% due 06/30/2016	500	571
Vivendi S.A.
6.625% due 04/04/2018	12,175	14,209
WellPoint, Inc.
5.250% due 01/15/2016	250	281
Wesfarmers Ltd.
2.983% due 05/18/2016	3,900	4,080
Williams Cos., Inc.
7.875% due 09/01/2021	113	148
Woodside Finance Ltd.
4.600% due 05/10/2021	16,000	17,598

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.750% due 03/01/2019	$100	$132
Wynn Las Vegas LLC
5.375% due 03/15/2022 (h)	10,000	10,200
7.750% due 08/15/2020	2,500	2,794

		747,519

UTILITIES 7.3%
AEP Texas Central Co.
6.650% due 02/15/2033	300	389
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	4,800	5,102
7.700% due 08/07/2013	1,760	1,851
8.700% due 08/07/2018	12,600	16,427
AT&T Corp.
8.000% due 11/15/2031	905	1,396
AT&T, Inc.
6.150% due 09/15/2034	8,000	10,218
6.550% due 02/15/2039	300	409
BellSouth Corp.
6.550% due 06/15/2034	8,000	9,711
BP Capital Markets PLC
5.250% due 11/07/2013	50	53
British Telecommunications PLC
9.625% due 12/15/2030	3,300	5,390
Bruce Mansfield Unit
6.850% due 06/01/2034	1,572	1,677
BVPS Funding Corp.
8.890% due 06/01/2017	947	1,055
Cedar Brakes LLC
9.875% due 09/01/2013	121	125
Consumers Energy Co.
5.500% due 08/15/2016	1,730	1,994
Dominion Resources, Inc.
6.000% due 11/30/2017	500	609
Duke Energy Ohio, Inc.
6.900% due 06/01/2025	2,821	3,724
Entergy Corp.
5.125% due 09/15/2020	3,900	4,221
Entergy Louisiana LLC
6.500% due 09/01/2018	360	441
Entergy Texas, Inc.
7.125% due 02/01/2019	3,981	4,906
FirstEnergy Corp.
7.375% due 11/15/2031	288	379
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016	130	145
6.510% due 03/07/2022	650	767
8.146% due 04/11/2018	10,000	12,232
9.250% due 04/23/2019	8,900	11,637
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	12,345	13,811
10.500% due 03/25/2014	17,750	19,881
GG1C Funding Corp.
5.129% due 01/15/2014	819	831
Indiana Michigan Power Co.
7.000% due 03/15/2019	5,175	6,464
Jersey Central Power & Light Co.
7.350% due 02/01/2019	3,000	3,855
Kentucky Power Co.
6.000% due 09/15/2017	18,600	21,867
Korea Electric Power Corp.
3.000% due 10/05/2015	1,700	1,777
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	800	867
Metropolitan Edison Co.
7.700% due 01/15/2019	155	195

82	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	$240	$240
Nevada Power Co.
7.125% due 03/15/2019	2,000	2,609
NGPL PipeCo LLC
7.119% due 12/15/2017	41,295	44,082
7.768% due 12/15/2037	4,000	4,020
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,453
Pacific Bell Telephone Co.
7.125% due 03/15/2026	8,029	10,913
Plains All American Pipeline LP
8.750% due 05/01/2019	3,700	4,983
PNPP Funding Corp.
9.120% due 05/30/2016	713	751
PSEG Power LLC
5.320% due 09/15/2016	16,000	18,215
8.625% due 04/15/2031	6,400	9,451
Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,200	2,866
Qtel International Finance Ltd.
3.375% due 10/14/2016	500	524
4.750% due 02/16/2021	1,500	1,667
Sierra Pacific Power Co.
6.750% due 07/01/2037	1,300	1,811
Telecom Italia Capital S.A.
5.250% due 11/15/2013	800	827
Telstra Corp. Ltd.
4.800% due 10/12/2021	7,000	8,021
TNK-BP Finance S.A.
7.250% due 02/02/2020	9,300	11,302
7.500% due 07/18/2016	4,200	4,874
7.875% due 03/13/2018	21,250	25,819
Utility Contract Funding LLC
7.944% due 10/01/2016	332	355
Williams Partners LP
7.250% due 02/01/2017	350	426

		319,615

Total Corporate Bonds & Notes (Cost $2,990,984)		3,371,911

MUNICIPAL BONDS & NOTES 0.5%

CALIFORNIA 0.2%
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	5,000	5,897

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	5,050	6,134

NEW JERSEY 0.0%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	795	1,174

NEW YORK 0.0%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	620	930

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 0.1%
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	$3,500	$4,049

UTAH 0.0%
Utah Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	725	966

Total Municipal Bonds & Notes (Cost $16,302)		19,150

U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
4.000% due 09/01/2040 - 12/01/2040	22,265	24,025
Freddie Mac
5.000% due 01/30/2014 (i)(j)	1,800	1,914
5.000% due 07/15/2014 (j)	600	651
Ginnie Mae
8.500% due 08/15/2030	34	43

Total U.S. Government Agencies (Cost $25,753)		26,633

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Inflation Protected Securities (c)
2.500% due 01/15/2029 (g)(i)(j)	1,067	1,529

Total U.S. Treasury Obligations (Cost $1,252)		1,529

MORTGAGE-BACKED SECURITIES 0.2%
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.482% due 01/15/2046	2,600	2,942
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024	6,000	6,214

Total Mortgage-Backed Securities (Cost $8,636)		9,156

ASSET-BACKED SECURITIES 0.0%
Denver Arena Trust
6.940% due 11/15/2019	800	817
MASTR Asset-Backed Securities Trust
0.297% due 05/25/2037	31	30

Total Asset-Backed Securities (Cost $777)		847

SOVEREIGN ISSUES 0.0%
Korea Housing Finance Corp.
4.125% due 12/15/2015	1,400	1,515

Total Sovereign Issues (Cost $1,418)		1,515

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.8%

BANKING & FINANCE 0.8%
Wells Fargo & Co.
7.500% due 03/15/2013 (d)	27,300	33,797

Total Convertible Preferred Securities (Cost $21,287)		33,797

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Citigroup Capital
7.875% due 10/30/2040	8,000	$223
Goldman Sachs Group, Inc.
3.750% due 10/29/2012 (d)	200,000	3,976

Total Preferred Securities (Cost $5,208)		4,199

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 20.8%

CERTIFICATES OF DEPOSIT 0.6%
Banco do Brasil S.A.
0.000% due 06/28/2013	$5,000	4,983
Dexia Credit Local
1.400% due 09/20/2013	20,000	19,941

		24,924

COMMERCIAL PAPER 1.3%
Santander Commercial Paper S.A
2.750% due 07/02/2013	32,000	31,333
Standard Chartered Bank
0.950% due 10/01/2013	24,150	23,950

		55,283

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 10/01/2012	7,545	7,545

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $7,698. Repurchase proceeds are $7,545.)

U.S. TREASURY BILLS 0.1%
0.160% due 03/07/2013 - 09/19/2013 (b)(g)	5,194	5,188

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 18.6%
PIMCO Short-Term Floating NAV Portfolio	59,788,884	599,264
PIMCO Short-Term Floating NAV Portfolio III	21,646,881	216,534

		815,798

Total Short-Term Instruments (Cost $908,657)		908,738

PURCHASED OPTIONS (l) 0.1%
(Cost $3,718)		3,508

Total Investments 101.1% (Cost $4,038,130)		$4,435,238

Written Options (m) (0.2%) (Premiums $9,128)		(7,206)

Other Assets and Liabilities (Net) (0.9%)		(39,206)

Net Assets 100.0%		$4,388,826

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	83

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.
(e)	Affiliated to the Portfolio.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $9,152 at a weighted average interest rate of (1.077%).
(g)	Securities with an aggregate market value of $5,949 have been pledged as collateral as of September 30, 2012 for OTC swap agreements and swaptions as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	Securities with an aggregate market value of $8,788 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BCY	(1.750%)	08/10/2012	08/10/2014	$2,277	$(2,271)
DEU	(1.500%)	08/01/2012	07/31/2014	2,002	(1,997)
	(1.500%)	08/10/2012	08/10/2014	3,187	(3,180)
	(0.750%)	09/28/2012	09/28/2014	987	(987)

					$(8,435)

(i)	Securities with an aggregate market value of $354 and cash of $356 have been pledged as collateral for futures contracts on September 30, 2012. On September 30, 2012, there were no open futures contracts.

(j)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $2,979 and cash of $8,410 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.IG-16 5-Year Index	1.000%	06/20/2016	$	259,000	$2,628	$4,747
CDX.IG-18 5-Year Index	1.000%	06/20/2017		263,000	1,222	3,590
CDX.IG-19 5-Year Index	1.000%	12/20/2017		88,200	55	(2)

					$3,905	$8,335

(k)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	RYL	(0.810%	)	12/20/2015	0.261%	$	2,500	$(45)	$0	$(45)
Burlington Northern Santa Fe LLC	BOA	(0.500%	)	06/20/2017	0.158%		1,000	(16)	19	(35)
CNA Financial Corp.	CBK	(0.470%	)	12/20/2014	0.648%		2,000	8	0	8
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.384%		2,000	7	0	7
Universal Health Services, Inc.	BOA	(0.787%	)	06/20/2016	1.346%		500	10	33	(23)

								$(36)	$52	$(88)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	JPM	2.750%	03/20/2014	0.300%	$	400	$15	$0	$15
American International Group, Inc.	BRC	1.150%	06/20/2013	0.256%		7,100	49	0	49
American International Group, Inc.	DUB	1.920%	03/20/2013	0.255%		7,000	60	0	60
American International Group, Inc.	DUB	1.430%	06/20/2013	0.256%		25,000	226	0	226
American International Group, Inc.	RYL	1.200%	06/20/2013	0.256%		1,700	12	0	12
ArcelorMittal	BPS	1.000%	03/20/2016	4.538%		2,100	(235)	(102)	(133)
ArcelorMittal	BRC	1.000%	03/20/2016	4.538%		6,200	(692)	(304)	(388)
ArcelorMittal	FBF	1.000%	03/20/2016	4.538%		5,600	(624)	(286)	(338)
ArcelorMittal	GST	1.000%	03/20/2016	4.538%		500	(56)	(27)	(29)

84	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BOA	1.000%	12/20/2017	1.208%	$	35,000	$(355)	$(192)	$(163)
Berkshire Hathaway Finance Corp.	DUB	1.000%	12/20/2017	1.208%		25,000	(253)	(100)	(153)
Berkshire Hathaway Finance Corp.	FBF	1.000%	09/20/2015	0.857%		10,000	45	(433)	478
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2015	0.771%		5,000	30	(62)	92
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2015	0.857%		20,000	91	(563)	654
BHP Billiton Finance USA Ltd.	FBF	1.000%	09/20/2015	0.500%		1,700	25	(10)	35
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	0.500%		600	9	(3)	12
BHP Billiton Finance USA Ltd.	MYC	1.000%	09/20/2015	0.500%		10,300	156	(42)	198
BHP Billiton Finance USA Ltd.	RYL	1.000%	09/20/2015	0.500%		5,500	83	(13)	96
BP Capital Markets America, Inc.	DUB	1.000%	03/20/2016	0.622%		1,900	26	4	22
BP Capital Markets America, Inc.	GST	1.000%	03/20/2016	0.622%		2,300	30	4	26
BP Capital Markets America, Inc.	GST	1.000%	06/20/2016	0.660%		10,700	137	94	43
BP Capital Markets America, Inc.	JPM	1.000%	03/20/2016	0.622%		2,700	36	5	31
Brazil Government International Bond	BOA	1.000%	12/20/2015	0.738%		10,600	92	(89)	181
Brazil Government International Bond	BPS	1.000%	09/20/2017	1.075%		9,200	(30)	(207)	177
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.704%		5,100	46	(44)	90
Brazil Government International Bond	BRC	1.000%	09/20/2017	1.075%		2,500	(8)	(48)	40
Brazil Government International Bond	DUB	1.000%	12/20/2015	0.738%		13,700	119	(129)	248
Brazil Government International Bond	DUB	1.000%	09/20/2017	1.075%		7,000	(24)	(133)	109
Brazil Government International Bond	FBF	1.000%	09/20/2017	1.075%		4,200	(14)	(108)	94
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.662%		5,100	48	(31)	79
Brazil Government International Bond	JPM	1.000%	12/20/2015	0.738%		4,900	43	(36)	79
Brazil Government International Bond	JPM	1.000%	09/20/2017	1.075%		2,000	(7)	(48)	41
Brazil Government International Bond	MYC	1.000%	09/20/2017	1.075%		2,500	(8)	(48)	40
Brazil Government International Bond	RYL	1.000%	06/20/2015	0.662%		14,000	133	(160)	293
Brazil Government International Bond	UAG	1.000%	06/20/2015	0.662%		3,150	30	(38)	68
Canadian Natural Resources Ltd.	GST	1.000%	12/20/2015	0.748%		3,000	25	9	16
Canadian Natural Resources Ltd.	HUS	1.000%	09/20/2015	0.706%		2,100	19	(7)	26
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	0.706%		4,100	36	(14)	50
Canadian Natural Resources Ltd.	MYC	1.000%	12/20/2015	0.748%		1,800	15	6	9
Canadian Natural Resources Ltd.	RYL	1.000%	09/20/2015	0.706%		8,500	77	(40)	117
Canadian Natural Resources Ltd.	SOG	1.000%	12/20/2015	0.748%		100	1	1	0
Caterpillar, Inc.	BOA	1.000%	03/20/2016	0.634%		3,400	44	47	(3)
Caterpillar, Inc.	JPM	1.000%	03/20/2016	0.634%		2,200	28	30	(2)
China Government International Bond	BRC	1.000%	06/20/2015	0.391%		2,000	34	38	(4)
China Government International Bond	CBK	1.000%	09/20/2015	0.422%		8,600	151	107	44
China Government International Bond	CBK	1.000%	09/20/2017	0.831%		5,200	44	(37)	81
China Government International Bond	DUB	1.000%	09/20/2015	0.422%		12,000	210	108	102
China Government International Bond	DUB	1.000%	12/20/2015	0.447%		600	11	11	0
China Government International Bond	DUB	1.000%	09/20/2017	0.831%		5,000	42	(30)	72
China Government International Bond	HUS	1.000%	06/20/2015	0.391%		2,100	36	37	(1)
China Government International Bond	HUS	1.000%	09/20/2015	0.422%		2,000	35	26	9
China Government International Bond	JPM	1.000%	09/20/2017	0.831%		4,000	34	4	30
China Government International Bond	MYC	1.000%	09/20/2017	0.831%		5,000	42	(30)	72
China Government International Bond	RYL	1.000%	06/20/2015	0.391%		10,000	169	194	(25)
China Government International Bond	UAG	1.000%	06/20/2015	0.391%		9,000	152	175	(23)
China Government International Bond	UAG	1.000%	09/20/2017	0.831%		1,000	9	0	9
Citigroup, Inc.	BOA	1.000%	09/20/2017	1.672%		10,000	(314)	(749)	435
Citigroup, Inc.	MYC	1.500%	06/20/2013	0.417%		1,500	13	0	13
Emirate of Abu Dhabi Government International Bond	BRC	1.000%	09/20/2015	0.616%		3,400	40	(16)	56
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	06/20/2016	0.773%		2,400	21	0	21
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	09/20/2015	0.616%		4,000	47	(23)	70
Emirate of Abu Dhabi Government International Bond	GST	1.000%	09/20/2015	0.616%		1,000	12	(4)	16
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	09/20/2015	0.616%		2,000	23	(8)	31
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	09/20/2015	0.616%		8,200	96	(44)	140
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	0.718%		200	2	(2)	4
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	03/20/2016	0.718%		400	4	(1)	5
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	0.718%		500	5	0	5
Encana Corp.	FBF	1.000%	03/20/2017	1.316%		20,000	(268)	(951)	683
Encana Corp.	UAG	1.000%	03/20/2017	1.316%		12,700	(169)	(577)	408
Ensco PLC	FBF	1.000%	03/20/2014	0.447%		7,000	59	(52)	111
Ford Motor Co.	BRC	5.000%	12/20/2015	1.840%		5,000	502	411	91
Ford Motor Co.	BRC	5.000%	09/20/2017	2.445%		10,000	1,194	1,252	(58)
Ford Motor Co.	BRC	5.000%	12/20/2017	2.507%		30,000	3,642	3,863	(221)
Ford Motor Co.	DUB	5.000%	09/20/2017	2.445%		10,000	1,194	1,255	(61)
Ford Motor Co.	DUB	5.000%	12/20/2017	2.507%		20,000	2,428	2,477	(49)
Ford Motor Credit Co. LLC	DUB	5.000%	09/20/2017	1.961%		35,000	4,937	4,050	887
Ford Motor Credit Co. LLC	MYC	5.000%	09/20/2017	1.961%		10,000	1,410	1,130	280
Ford Motor Credit Co. LLC	UAG	5.000%	09/20/2017	1.961%		5,000	706	564	142
Freeport-McMoRan Copper & Gold, Inc.	CBK	1.000%	06/20/2016	1.000%		9,500	3	(102)	105

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	85

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	BOA	7.000%	06/20/2013	0.286%	$	200	$10	$0	$10
General Electric Capital Corp.	BPS	1.500%	03/20/2013	0.286%		25,000	157	0	157
General Electric Capital Corp.	BRC	0.630%	12/20/2012	0.286%		4,200	4	0	4
General Electric Capital Corp.	BRC	1.450%	03/20/2013	0.286%		4,500	27	0	27
General Electric Capital Corp.	BRC	1.280%	06/20/2013	0.286%		25,000	192	0	192
General Electric Capital Corp.	BRC	4.450%	12/20/2013	0.412%		13,000	665	0	665
General Electric Capital Corp.	CBK	1.310%	03/20/2013	0.286%		12,000	64	0	64
General Electric Capital Corp.	DUB	1.070%	12/20/2012	0.286%		5,430	12	0	12
General Electric Capital Corp.	DUB	4.820%	12/20/2013	0.412%		24,500	1,368	0	1,368
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.059%		1,300	(2)	(105)	103
Goldman Sachs Group, Inc.	BOA	1.000%	09/20/2017	1.807%		25,000	(938)	(736)	(202)
Goldman Sachs Group, Inc.	RYL	1.600%	03/20/2013	0.616%		4,600	24	0	24
Italy Government International Bond	CBK	1.000%	09/20/2017	3.423%		5,000	(538)	(484)	(54)
Italy Government International Bond	HUS	1.000%	12/20/2017	3.484%		15,000	(1,739)	(1,744)	5
JPMorgan Chase & Co.	BOA	1.000%	09/20/2017	1.163%		8,500	(63)	(20)	(43)
JPMorgan Chase & Co.	MYC	1.000%	12/20/2017	1.195%		17,000	(161)	(169)	8
JPMorgan Chase & Co.	RYL	1.050%	03/20/2013	0.280%		4,500	18	0	18
Masco Corp.	BPS	5.000%	12/20/2017	2.427%		19,700	2,490	2,585	(95)
MetLife, Inc.	BOA	1.000%	09/20/2015	1.420%		35,000	(418)	(2,615)	2,197
MetLife, Inc.	BRC	1.000%	09/20/2017	1.920%		10,000	(428)	(781)	353
MetLife, Inc.	DUB	1.000%	09/20/2015	1.420%		15,000	(179)	(855)	676
MetLife, Inc.	FBF	1.000%	09/20/2015	1.420%		10,000	(120)	(858)	738
MetLife, Inc.	JPM	1.000%	09/20/2015	1.420%		1,000	(12)	(59)	47
MetLife, Inc.	UAG	1.000%	03/20/2016	1.580%		10,400	(200)	(162)	(38)
Mexico Government International Bond	BRC	1.000%	06/20/2015	0.561%		2,000	24	(1)	25
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.601%		12,700	154	(162)	316
Mexico Government International Bond	BRC	1.000%	12/20/2015	0.634%		7,800	94	(123)	217
Mexico Government International Bond	CBK	1.000%	06/20/2015	0.561%		10,000	123	(48)	171
Mexico Government International Bond	CBK	1.000%	09/20/2017	0.974%		4,700	8	(67)	75
Mexico Government International Bond	DUB	1.000%	09/20/2015	0.601%		2,200	27	(22)	49
Mexico Government International Bond	FBF	1.000%	09/20/2017	0.974%		7,700	12	(88)	100
Mexico Government International Bond	GST	1.000%	09/20/2017	0.974%		3,000	5	(43)	48
Mexico Government International Bond	HUS	1.000%	09/20/2017	0.974%		2,800	5	(39)	44
Mexico Government International Bond	JPM	1.000%	09/20/2015	0.601%		300	4	(4)	8
Mexico Government International Bond	JPM	1.000%	09/20/2017	0.974%		3,700	5	(48)	53
Mexico Government International Bond	UAG	1.000%	06/20/2015	0.561%		5,100	62	(32)	94
Mexico Government International Bond	UAG	1.000%	09/20/2017	0.974%		10,000	15	(104)	119
Pioneer Natural Resources Co.	MYC	1.000%	12/20/2017	1.397%		5,000	(98)	(91)	(7)
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.494%		3,600	59	(15)	74
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.494%		6,600	109	(21)	130
Prudential Financial, Inc.	BOA	1.000%	03/20/2016	1.515%		13,000	(223)	(203)	(20)
Prudential Financial, Inc.	BOA	1.000%	12/20/2017	1.877%		10,000	(426)	(293)	(133)
Prudential Financial, Inc.	DUB	1.000%	03/20/2016	1.515%		1,000	(17)	(19)	2
Qatar Government International Bond	FBF	1.000%	03/20/2016	0.700%		400	4	0	4
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.700%		2,000	21	0	21
Rogers Communications, Inc.	DUB	1.000%	06/20/2016	0.483%		1,800	35	13	22
Russia Government International Bond	JPM	1.000%	06/20/2015	0.891%		6,800	22	(110)	132
Russia Government International Bond	JPM	1.000%	09/20/2017	1.454%		10,000	(216)	(521)	305
Russia Government International Bond	MYC	1.000%	06/20/2015	0.891%		1,700	5	(26)	31
Shell International Finance BV	DUB	1.000%	06/20/2016	0.489%		1,400	27	28	(1)
Shell International Finance BV	JPM	1.000%	03/20/2016	0.463%		6,900	130	132	(2)
Teck Resources Ltd.	BRC	1.000%	12/20/2015	1.201%		3,300	(20)	(49)	29
Teck Resources Ltd.	BRC	1.000%	03/20/2016	1.311%		8,000	(82)	(19)	(63)
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.394%		4,200	65	26	39
Toyota Motor Corp.	BRC	1.000%	03/20/2015	0.394%		3,300	51	16	35
Verizon Communications, Inc.	BRC	1.000%	06/20/2013	0.082%		795	6	6	0
Verizon Communications, Inc.	CBK	1.000%	06/20/2013	0.082%		200	2	2	0
Wells Fargo & Co.	BOA	1.000%	12/20/2016	0.721%		800	10	(36)	46

							$16,271	$1,995	$14,276

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-18 5-Year Index	BOA	1.000%	06/20/2017	$	1,500	$7	$(5)	$12
CDX.IG-19 5-Year Index	CBK	1.000%	12/20/2017		3,400	3	6	(3)
MCDX-18 5-Year Index	CBK	1.000%	06/20/2017		17,800	(405)	(394)	(11)
MCDX-18 5-Year Index	DUB	1.000%	06/20/2017		10,700	(244)	(276)	32

						$(639)	$(669)	$30

86	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	46,900	$3,718	$3,508

(m)	Written options outstanding on September 30, 2012:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT 10-Year Note December Futures	$131.000	10/26/2012	1,560	$438	$(94)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$	37,800	$134	$(171)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		37,800	134	(10)
Call - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.625%	06/17/2013		1,844,200	1,314	(1,518)
Put - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.625%	06/17/2013		1,844,200	1,314	(162)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		16,700	30	(68)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		16,700	15	0
Call - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		6,800	16	(16)
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		6,800	18	(9)
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		33,800	87	(137)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		33,800	92	(13)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		19,200	54	(78)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		19,200	54	(7)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		27,300	65	(66)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		27,300	65	(37)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		197,100	3,705	(3,377)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		19,500	39	(79)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		19,500	64	(7)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		6,800	15	(16)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		6,800	17	(9)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	10/11/2012		37,300	26	0
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		19,500	39	(79)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		19,500	64	(7)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		6,800	16	(16)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		6,800	18	(9)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		69,100	171	(280)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		69,100	209	(25)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		109,300	120	(443)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		109,300	186	0
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		27,300	65	(66)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		27,300	65	(37)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		26,300	50	(107)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		9,600	32	(4)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		16,700	15	0
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		6,800	15	(16)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	87

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	$	6,800	$18	$(9)
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		20,800	19	(59)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		20,800	85	0
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.150%	11/19/2012		15,100	24	(50)
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		15,100	35	(15)
Call - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		15,600	14	(44)
Put - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		15,600	65	0
Call - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		23,000	40	(66)
Put - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		23,000	67	0

								$8,690	$(7,112)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2012	1,542	$3,893,200	$3,658
Sales	1,560	1,370,900	8,630
Closing Buys	(1,542)	(261,700)	(3,502)
Expirations	0	0	0
Exercised	0	(64,600)	(108)

Balance at 09/30/2012	1,560	$4,937,800	$9,128

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$54,255	$0	$54,255
Corporate Bonds & Notes
Banking & Finance	0	2,303,517	1,260	2,304,777
Industrials	0	699,125	48,394	747,519
Utilities	0	317,938	1,677	319,615
Municipal Bonds & Notes
California	0	5,897	0	5,897
Illinois	0	6,134	0	6,134
New Jersey	0	1,174	0	1,174
New York	0	930	0	930
Texas	0	4,049	0	4,049
Utah	0	966	0	966
U.S. Government Agencies	0	26,633	0	26,633
U.S. Treasury Obligations	0	1,529	0	1,529
Mortgage-Backed Securities	0	9,156	0	9,156
Asset-Backed Securities	0	847	0	847
Sovereign Issues	0	1,515	0	1,515
Convertible Preferred Securities
Banking & Finance	33,797	0	0	33,797
Preferred Securities
Banking & Finance	4,199	0	0	4,199

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Short-Term Instruments
Certificates of Deposit	$0	$24,924	$0	$24,924
Commercial Paper	31,333	23,950	0	55,283
Repurchase Agreements	0	7,545	0	7,545
U.S. Treasury Bills	0	5,188	0	5,188
PIMCO Short-Term Floating NAV Portfolios	815,798	0	0	815,798
Purchased Options
Interest Rate Contracts	0	3,508	0	3,508
	$885,127	$3,498,780	$51,331	$4,435,238

Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$24,976	$5	$24,981

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(2,428)	0	(2,428)
Interest Rate Contracts	0	(7,206)	0	(7,206)
	$0	$(9,634)	$0	$(9,634)

Totals	$885,127	$3,514,122	$51,336	$4,450,585

88	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$211	$1,015	$0	$(1)	$0	$35	$0	$0	$1,260	$35
Industrials	44,625	4,700	(1,840)	(65)	(102)	639	437	0	48,394	706
Utilities	1,762	0	(76)	0	0	(9)	0	0	1,677	(4)

	$46,598	$5,715	$(1,916)	$(66)	$(102)	$665	$437	$0	$51,331	$737

Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$0	$0	$0	$0	$5	$0	$0	$5	$5

Totals	$46,598	$5,715	$(1,916)	$(66)	$(102)	$670	$437	$0	$51,336	$742

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,260	Third Party Vendor	Broker Quote	104.00-110.17
Industrials	48,394	Third Party Vendor	Broker Quote	99.50-114.50
Utilities	1,677	Third Party Vendor	Broker Quote	106.62

Financial Derivative Instruments (2) - Assets
Credit Contracts	5	Indicative Market Quotations	Broker Quote	(11.49)

Total	$51,336

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$3,508	$3,508
Variation margin receivable on financial derivative instruments (2)	0	296	0	0	0	296
Unrealized appreciation on OTC swap agreements	0	16,644	0	0	0	16,644

	$0	$16,940	$0	$0	$3,508	$20,448

Liabilities:
Written options outstanding	$0	$0	$0	$0	$7,206	$7,206
Variation margin payable on financial derivative instruments (2)	0	424	0	0	0	424
Unrealized depreciation on OTC swap agreements	0	2,426	0	0	0	2,426

	$0	$2,850	$0	$0	$7,206	$10,056

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	89

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(1,369)	$(1,369)
Net realized gain on futures contracts	0	0	0	0	958	958
Net realized gain on written options	0	0	0	0	2,256	2,256
Net realized gain on swaps	0	8,617	0	0	50	8,667

	$0	$8,617	$0	$0	$1,895	$10,512

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(66)	$(66)
Net change in unrealized appreciation on futures contracts	0	0	0	0	470	470
Net change in unrealized appreciation on written options	0	0	0	0	631	631
Net change in unrealized appreciation on swaps	0	9,479	0	0	0	9,479

	$0	$9,479	$0	$0	$1,035	$10,514

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative appreciation/(depreciation) of $8,335 as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(2,583)	$2,594	$11
BPS	2,356	0	2,356
BRC	5,345	(5,390)	(45)
CBK	(604)	699	95
DUB	10,122	(7,660)	2,462
FBF	(1,035)	1,117	82
GST	154	(100)	54
HUS	(1,622)	0	(1,622)
JPM	34	0	34
MYC	1,102	(1,330)	(228)
RYL	(1,751)	1,539	(212)
SOG	1	0	1
UAG	473	(400)	73

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

90	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio

September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%
Delos Aircraft, Inc.
4.750% due 04/12/2016		$2,300	$2,326
Delphi Corp.
3.500% due 03/31/2017		814	818

Total Bank Loan Obligations (Cost $3,102)			3,144

CORPORATE BONDS & NOTES 75.2%

BANKING & FINANCE 24.4%
Allstate Corp.
6.500% due 05/15/2067		7,425	7,870
American Express Co.
6.800% due 09/01/2066		4,500	4,832
8.125% due 05/20/2019		1,000	1,355
8.150% due 03/19/2038		34,906	56,240
American International Group, Inc.
4.250% due 05/15/2013		225	230
5.600% due 10/18/2016		1,500	1,711
5.850% due 01/16/2018		2,524	2,935
8.175% due 05/15/2068		10,000	12,287
8.250% due 08/15/2018		4,300	5,544
Anadarko Finance Co.
7.500% due 05/01/2031		11,024	14,815
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	4,000	5,455
6.000% due 01/22/2020		$20,000	23,750
Banco Santander Brasil S.A.
4.500% due 04/06/2015		700	722
4.625% due 02/13/2017		300	310
Banco Santander Chile
3.875% due 09/20/2022		27,000	27,158
Bank of America Corp.
5.625% due 07/01/2020		7,700	8,796
5.650% due 05/01/2018		32,100	36,649
5.750% due 12/01/2017		5,000	5,761
5.875% due 01/05/2021		3,700	4,277
5.875% due 02/07/2042		10,250	12,041
6.000% due 09/01/2017		7,610	8,814
6.500% due 08/01/2016		1,610	1,864
7.375% due 05/15/2014		900	986
7.625% due 06/01/2019		23,260	29,090
Bank of Scotland PLC
6.375% due 08/16/2019	GBP	2,900	4,721
Bank One Corp.
8.000% due 04/29/2027		$3,600	4,955
Barclays Bank PLC
6.050% due 12/04/2017		1,700	1,838
10.179% due 06/12/2021		10,940	14,272
14.000% due 06/15/2019 (c)	GBP	800	1,624
Barrick International Barbados Corp.
6.350% due 10/15/2036		$1,300	1,549
BBVA Bancomer S.A.
6.500% due 03/10/2021		24,585	27,056
6.750% due 09/30/2022		17,800	19,491
Bear Stearns Cos. LLC
4.650% due 07/02/2018		2,000	2,267
6.400% due 10/02/2017		20,000	24,079
7.250% due 02/01/2018		14,200	17,744
Bellsouth Capital Funding Corp.
7.875% due 02/15/2030		7,000	9,433
Berkshire Hathaway Finance Corp.
4.400% due 05/15/2042		8,200	8,486
BNP Paribas S.A.
5.186% due 06/29/2015 (c)		6,100	5,673
7.195% due 06/25/2037 (c)		17,300	16,444
7.781% due 07/02/2018 (c)	EUR	4,000	5,181

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BPCE S.A.
5.250% due 07/30/2014 (c)	EUR	4,150	$4,380
Cantor Fitzgerald LP
7.875% due 10/15/2019		$10,090	10,564
Capital One Bank USA N.A.
8.800% due 07/15/2019		10,500	13,879
Capital One Capital
8.875% due 05/15/2040		36,025	36,839
10.250% due 08/15/2039		6,769	7,006
Caterpillar Financial Australia Ltd.
4.340% due 06/14/2013	AUD	4,000	4,148
CBA Capital Trust
6.024% due 03/15/2016 (c)		$4,000	4,004
Chubb Corp.
6.375% due 03/29/2067		1,000	1,070
6.500% due 05/15/2038		200	287
Citigroup, Inc.
0.977% due 08/25/2036		1,000	686
5.850% due 12/11/2034		8,500	10,082
5.875% due 05/29/2037		4,527	5,348
6.000% due 08/15/2017		10,000	11,663
6.125% due 11/21/2017		3,000	3,535
6.625% due 06/15/2032		900	1,035
8.125% due 07/15/2039		124,787	186,115
8.500% due 05/22/2019		11,000	14,569
Countrywide Capital
8.050% due 06/15/2027 (g)		2,680	3,099
Credit Agricole S.A.
5.136% due 02/24/2016 (c)	GBP	5,000	5,873
7.589% due 01/30/2020 (c)		100	128
8.125% due 10/26/2019 (c)		100	143
8.375% due 10/13/2019 (c)		$4,970	4,858
DNB Bank ASA
3.200% due 04/03/2017		2,160	2,259
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		10,000	10,400
Export-Import Bank of Korea
4.000% due 01/11/2017		39,485	43,431
5.375% due 10/04/2016		5,800	6,643
5.875% due 01/14/2015		500	552
8.125% due 01/21/2014		2,000	2,182
Fairfax Financial Holdings Ltd.
5.800% due 05/15/2021		15,000	15,347
Fidelity National Financial, Inc.
5.500% due 09/01/2022		15,000	16,115
First Union Capital
7.950% due 11/15/2029		1,000	1,128
Ford Motor Credit Co. LLC
3.984% due 06/15/2016		9,800	10,348
4.207% due 04/15/2016		3,200	3,395
7.000% due 04/15/2015		6,400	7,184
General Electric Capital Corp.
0.650% due 10/06/2015		600	591
0.822% due 05/05/2026		2,300	1,952
0.915% due 08/15/2036		4,000	2,964
3.800% due 06/18/2019		1,800	1,903
5.875% due 01/14/2038		86,663	103,756
6.150% due 08/07/2037		8,385	10,321
6.250% due 12/15/2022 (c)		17,000	18,020
6.875% due 01/10/2039		34,764	46,663
General Electric Capital Services, Inc.
7.500% due 08/21/2035		5,368	7,374
Goldman Sachs Group, Inc.
5.250% due 07/27/2021		1,700	1,878
5.375% due 03/15/2020		15,000	16,769
5.950% due 01/15/2027		210	221
6.000% due 06/15/2020		300	346

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.125% due 02/15/2033		$7,400	$8,350
6.150% due 04/01/2018		4,700	5,494
6.250% due 09/01/2017		23,600	27,699
6.250% due 02/01/2041		12,150	14,123
6.450% due 05/01/2036		4,000	4,208
6.750% due 10/01/2037		47,600	51,203
7.500% due 02/15/2019		90,300	112,153
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		8,400	9,203
HBOS PLC
0.897% due 03/29/2016	EUR	1,054	1,146
1.062% due 09/30/2016		$1,000	850
6.000% due 11/01/2033		3,500	3,003
6.750% due 05/21/2018		20,623	21,035
HCP, Inc.
6.750% due 02/01/2041		4,700	6,126
Health Care REIT, Inc.
6.500% due 03/15/2041		30,000	35,243
HSBC Bank USA N.A.
7.000% due 01/15/2039		8,600	11,294
HSBC Capital Funding LP
4.610% due 06/27/2013 (c)		5,800	5,774
10.176% due 06/30/2030 (c)		2,122	2,907
HSBC Finance Capital Trust
5.911% due 11/30/2035		4,300	4,252
HSBC Finance Corp.
6.676% due 01/15/2021		19,400	22,540
HSBC Holdings PLC
5.100% due 04/05/2021		46,600	53,940
6.100% due 01/14/2042		29,550	39,060
6.500% due 05/02/2036		13,300	15,647
6.500% due 09/15/2037		2,100	2,495
6.800% due 06/01/2038		7,900	9,688
7.350% due 11/27/2032		2,500	2,989
7.625% due 05/17/2032		7,700	9,613
International Lease Finance Corp.
7.125% due 09/01/2018		30,700	35,919
Intesa Sanpaolo SpA
2.831% due 02/24/2014		1,100	1,084
6.500% due 02/24/2021		10,000	9,785
Itau Unibanco Holding S.A.
5.500% due 08/06/2022		9,400	9,729
JPMorgan Chase & Co.
4.250% due 10/15/2020		25,000	27,367
4.400% due 07/22/2020		14,200	15,657
4.625% due 05/10/2021		25,100	28,113
4.950% due 03/25/2020		6,100	6,980
5.400% due 01/06/2042		32,400	37,861
5.600% due 07/15/2041		31,450	37,907
6.000% due 01/15/2018		1,000	1,194
6.300% due 04/23/2019		15,575	19,176
6.400% due 05/15/2038		32,174	41,805
7.900% due 04/30/2018 (c)		27,587	31,444
JPMorgan Chase Bank N.A.
0.729% due 06/13/2016		2,400	2,315
JPMorgan Chase Capital
1.312% due 09/30/2034		2,000	1,536
Korea Development Bank
3.500% due 08/22/2017		7,200	7,768
3.875% due 05/04/2017		2,000	2,182
4.000% due 09/09/2016		5,800	6,322
8.000% due 01/23/2014		2,000	2,180
Korea Finance Corp.
2.250% due 08/07/2017		14,115	14,308
3.250% due 09/20/2016		1,000	1,060
Lloyds TSB Bank PLC
5.750% due 07/09/2025	GBP	1,550	2,196

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	91

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 03/24/2020	EUR	4,381	$5,688
7.625% due 04/22/2025	GBP	4,150	7,034
9.625% due 04/06/2023		2,200	4,264
Macquarie Bank Ltd.
6.625% due 04/07/2021		$37,200	39,881
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		2,400	3,556
Merrill Lynch & Co., Inc.
0.590% due 05/30/2014	EUR	6,200	7,841
6.400% due 08/28/2017		$13,045	15,196
6.875% due 04/25/2018		86,140	103,352
6.875% due 11/15/2018		2,500	3,023
7.750% due 05/14/2038		15,700	19,799
MetLife Capital Trust
9.250% due 04/08/2068		12,700	16,827
MetLife, Inc.
6.375% due 06/15/2034		250	328
Morgan Stanley
0.912% due 04/13/2016	EUR	450	535
5.375% due 08/10/2020		3,500	4,848
5.500% due 07/24/2020		$17,700	19,145
5.625% due 09/23/2019		29,500	32,281
5.750% due 01/25/2021		10,000	10,997
6.375% due 07/24/2042		65,200	72,142
6.625% due 04/01/2018		17,200	19,789
7.300% due 05/13/2019		42,010	49,646
Mutual of Omaha Insurance Co.
6.950% due 10/15/2040		9,590	11,833
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		3,150	4,821
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		16,000	22,177
New York Life Insurance Co.
6.750% due 11/15/2039		9,750	13,586
Nordea Bank AB
3.125% due 03/20/2017		2,690	2,817
4.875% due 01/27/2020		700	793
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		29,900	38,450
Ohio National Life Insurance Co.
6.875% due 06/15/2042		400	418
Pacific Life Insurance Co.
9.250% due 06/15/2039		88,256	117,376
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		4,000	5,165
Petrobras Global Finance BV
4.250% due 10/02/2023 (a)	EUR	4,000	5,194
5.375% due 10/01/2029 (a)	GBP	14,000	22,890
Prudential Financial, Inc.
5.700% due 12/14/2036		$3,500	3,930
5.800% due 11/16/2041		5,000	5,794
5.875% due 09/15/2042		20,500	21,089
6.200% due 11/15/2040		10,800	12,962
6.625% due 12/01/2037		3,000	3,752
6.625% due 06/21/2040		1,015	1,273
Qatari Diar Finance QSC
5.000% due 07/21/2020		9,600	11,016
QBE Capital Funding Ltd.
7.250% due 05/24/2041		10,000	10,141
Rabobank Capital Funding Trust
5.254% due 10/21/2016 (c)		500	490
Rabobank Group
5.250% due 05/24/2041		39,500	46,129
6.875% due 03/19/2020	EUR	17,300	23,454
11.000% due 06/30/2019 (c)		$24,800	32,765
Regions Bank
6.450% due 06/26/2037		15,395	15,780

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Regions Financial Corp.
7.375% due 12/10/2037		$5,470	$5,771
Royal Bank of Scotland Group PLC
4.875% due 08/25/2014		5,000	5,315
5.000% due 05/17/2015		10,038	10,244
5.500% due 03/23/2020	EUR	7,200	10,931
6.934% due 04/09/2018		16,359	21,467
7.500% due 04/29/2024	GBP	4,000	8,393
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		$10,700	11,371
6.299% due 05/15/2017		3,200	3,527
7.750% due 05/29/2018		5,600	6,622
SAFG Retirement Services, Inc.
5.600% due 07/31/2097		17,600	16,617
Santander Issuances S.A.U.
5.750% due 01/31/2018	GBP	4,000	4,999
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		$2,500	2,690
5.499% due 07/07/2015		5,850	6,326
Simon Property Group LP
6.750% due 02/01/2040		5,000	6,975
SLM Corp.
0.582% due 06/17/2013	EUR	3,800	4,810
0.751% due 01/27/2014		$200	194
4.280% due 01/26/2015 (m)	HKD	15,000	1,938
4.875% due 12/17/2012	GBP	600	974
5.000% due 10/01/2013		$3,320	3,457
5.375% due 01/15/2013		2,200	2,233
5.375% due 05/15/2014		8,525	9,011
5.625% due 08/01/2033		25,045	23,768
6.250% due 01/25/2016		3,800	4,142
8.000% due 03/25/2020		9,300	10,788
8.450% due 06/15/2018		10,200	12,000
State Street Capital Trust
5.379% due 10/04/2012 (c)		200	200
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		57,805	79,755
Temasek Financial Ltd.
3.375% due 07/23/2042		1,000	978
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	387	734
UBS AG
4.875% due 08/04/2020		$5,500	6,163
5.750% due 04/25/2018		22,725	26,819
5.875% due 12/20/2017		4,600	5,453
UBS Preferred Funding Trust
6.243% due 05/15/2016 (c)		800	796
Wachovia Bank N.A.
5.850% due 02/01/2037		5,901	7,456
6.600% due 01/15/2038		6,302	8,801
Wachovia Corp.
0.787% due 10/28/2015		8,000	7,848
0.825% due 10/15/2016		1,500	1,453
WEA Finance LLC
6.750% due 09/02/2019		2,500	3,036
Wells Fargo & Co.
5.375% due 02/07/2035		4,900	6,019
Wells Fargo Bank N.A.
5.950% due 08/26/2036		1,500	1,941
Wells Fargo Capital
5.950% due 12/01/2086		2,100	2,152
Weyerhaeuser Co.
6.875% due 12/15/2033		7,850	9,154
6.950% due 10/01/2027		4,500	4,891
7.375% due 10/01/2019		13,000	16,157
7.375% due 03/15/2032		85,252	101,532

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.950% due 03/15/2025	$800	$947

		3,280,396

INDUSTRIALS 39.0%
ADT Corp.
2.250% due 07/15/2017	800	825
4.875% due 07/15/2042	39,100	42,554
Alcoa, Inc.
5.900% due 02/01/2027	9,300	9,750
5.950% due 02/01/2037	12,081	12,137
Altria Group, Inc.
2.850% due 08/09/2022	1,000	1,000
4.250% due 08/09/2042	7,600	7,596
9.250% due 08/06/2019	270	384
9.700% due 11/10/2018	1,993	2,859
9.950% due 11/10/2038	26,845	45,325
10.200% due 02/06/2039	67,415	116,001
America Movil S.A.B. de C.V.
4.375% due 07/16/2042	84,300	87,761
6.125% due 03/30/2040	40,400	53,034
American Airlines Pass-Through Trust
5.250% due 07/31/2022	8,853	9,229
8.625% due 04/15/2023	1,941	2,089
10.375% due 01/02/2021	35,673	38,705
Amgen, Inc.
4.950% due 10/01/2041	5,050	5,354
5.150% due 11/15/2041	118,390	132,609
5.375% due 05/15/2043	17,900	20,853
5.650% due 06/15/2042	12,760	15,310
6.375% due 06/01/2037	4,110	5,141
6.400% due 02/01/2039	21,700	27,418
6.900% due 06/01/2038	3,000	3,992
Anadarko Holding Co.
7.150% due 05/15/2028	14,050	17,000
Anadarko Petroleum Corp.
6.200% due 03/15/2040	33,450	41,184
6.375% due 09/15/2017	4,200	5,070
6.450% due 09/15/2036	11,303	14,066
7.000% due 11/15/2027	1,000	1,105
7.950% due 06/15/2039	36,000	52,160
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	400	567
Anheuser-Busch InBev Worldwide, Inc.
8.200% due 01/15/2039	20,890	35,062
Apache Corp.
5.100% due 09/01/2040	2,100	2,533
ArcelorMittal
7.250% due 10/15/2039	41,295	37,916
10.100% due 06/01/2019	600	692
Archer-Daniels-Midland Co.
5.765% due 03/01/2041	20,500	26,680
Asciano Finance Ltd.
6.000% due 04/07/2023	22,900	25,429
Aviation Capital Group Corp.
7.125% due 10/15/2020	20,100	21,126
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	4,023	4,285
Barrick Gold Corp.
5.250% due 04/01/2042	19,200	21,360
Barrick Gold Finance Co.
5.800% due 11/15/2034	4,455	4,920
Barrick North America Finance LLC
5.700% due 05/30/2041	30,576	35,186
7.500% due 09/15/2038	6,200	8,458
Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039	14,469	16,893

92	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BG Energy Capital PLC
5.125% due 10/15/2041	$4,600	$5,446
Boston Scientific Corp.
5.450% due 06/15/2014	4,500	4,822
6.000% due 01/15/2020	5,100	6,072
7.000% due 11/15/2035	39,807	52,135
7.375% due 01/15/2040	48,582	66,722
Braskem Finance Ltd.
5.750% due 04/15/2021	3,775	4,020
7.000% due 05/07/2020	1,200	1,386
7.375% due 10/04/2015 (c)	5,000	5,313
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	37,450	39,844
5.050% due 03/01/2041	11,900	13,824
5.750% due 05/01/2040	12,720	16,012
6.530% due 07/15/2037	2,500	3,297
7.290% due 06/01/2036	800	1,114
7.950% due 08/15/2030	600	858
Cameron International Corp.
5.950% due 06/01/2041	12,800	15,575
7.000% due 07/15/2038	16,804	22,137
Canadian National Railway Co.
6.375% due 11/15/2037	100	143
Canadian Natural Resources Ltd.
6.250% due 03/15/2038	10,700	14,042
6.500% due 02/15/2037	2,500	3,324
6.750% due 02/01/2039	18,600	25,728
Canadian Oil Sands Ltd.
4.500% due 04/01/2022	20,400	21,935
6.000% due 04/01/2042	3,700	4,278
Caterpillar, Inc.
3.803% due 08/15/2042	168	170
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021	1,500	1,591
Cenovus Energy, Inc.
6.750% due 11/15/2039	24,900	33,803
Cliffs Natural Resources, Inc.
6.250% due 10/01/2040	28,045	27,561
CNOOC Finance Ltd.
3.875% due 05/02/2022	13,300	14,138
5.000% due 05/02/2042	8,100	9,355
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	10,900	12,833
Comcast Corp.
4.650% due 07/15/2042	43,289	46,556
5.650% due 06/15/2035	10,000	11,762
6.400% due 05/15/2038	500	643
6.400% due 03/01/2040	62,500	81,892
6.450% due 03/15/2037	7,300	9,445
6.550% due 07/01/2039	53,960	70,927
6.950% due 08/15/2037	26,300	35,965
7.050% due 03/15/2033	6,000	7,903
ConocoPhillips
6.500% due 02/01/2039	100	145
Continental Airlines Pass-Through Trust
4.750% due 07/12/2022	6,442	6,877
6.000% due 07/12/2020	1,776	1,767
7.250% due 05/10/2021	6,943	7,933
9.000% due 01/08/2018	6,002	6,932
Corning, Inc.
5.750% due 08/15/2040	6,800	8,299
COX Communications, Inc.
6.450% due 12/01/2036	1,781	2,201
8.375% due 03/01/2039	42,240	64,596
Crown Castle Towers LLC
6.113% due 01/15/2040	44,300	53,444

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CSN Islands Corp.
6.875% due 09/21/2019	$9,700	$10,864
CSN Resources S.A.
6.500% due 07/21/2020	10,200	11,041
CSX Corp.
5.500% due 04/15/2041	16,449	19,913
6.220% due 04/30/2040	5,560	7,315
CVS Caremark Corp.
6.125% due 09/15/2039	10,000	13,101
CVS Pass-Through Trust
5.773% due 01/10/2033	8,615	9,876
5.880% due 01/10/2028	3,379	3,804
5.926% due 01/10/2034	27,037	31,968
6.036% due 12/10/2028	2,547	2,966
6.943% due 01/10/2030	8,600	10,505
7.507% due 01/10/2032	23,053	29,655
8.353% due 07/10/2031	8,901	12,075
Daimler Finance North America LLC
8.500% due 01/18/2031	100	159
Deere & Co.
3.900% due 06/09/2042	6,000	6,242
Delta Air Lines Pass-Through Trust
4.950% due 11/23/2020 (g)	3,253	3,513
6.200% due 01/02/2020	1,278	1,396
7.750% due 06/17/2021	13,330	15,229
Deutsche Telekom International Finance BV
4.875% due 03/06/2042	3,000	3,243
6.750% due 08/20/2018	1,100	1,383
8.750% due 06/15/2030	73,250	110,563
Devon Energy Corp.
3.250% due 05/15/2022	2,000	2,086
4.750% due 05/15/2042	25,150	27,093
7.950% due 04/15/2032	12,900	19,118
Devon Financing Corp. ULC
7.875% due 09/30/2031	7,347	10,716
Diageo Investment Corp.
4.250% due 05/11/2042	6,750	7,385
Diamond Offshore Drilling, Inc.
5.700% due 10/15/2039	11,000	14,550
DIRECTV Holdings LLC
6.000% due 08/15/2040	4,400	4,927
6.375% due 03/01/2041	22,200	26,111
Discovery Communications LLC
3.300% due 05/15/2022	600	625
4.375% due 06/15/2021	8,000	8,994
5.625% due 08/15/2019	300	363
Dolphin Energy Ltd.
5.500% due 12/15/2021	300	348
Dow Chemical Co.
5.250% due 11/15/2041	14,000	15,968
9.400% due 05/15/2039	45,009	73,181
Ecolab, Inc.
5.500% due 12/08/2041	15,600	19,504
El Paso Natural Gas Co.
8.375% due 06/15/2032	12,400	17,950
Encana Corp.
5.150% due 11/15/2041	22,050	23,100
6.500% due 08/15/2034	1,900	2,267
6.500% due 02/01/2038	32,550	39,608
6.625% due 08/15/2037	16,982	20,654
Energy Transfer Partners LP
6.625% due 10/15/2036	7,000	7,958
7.500% due 07/01/2038	20,600	24,522
8.500% due 04/15/2014	802	884
9.000% due 04/15/2019	47	61
9.700% due 03/15/2019	886	1,172

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Enterprise Products Operating LLC
4.450% due 02/15/2043	$75,200	$74,787
6.125% due 10/15/2039	5,000	6,038
7.550% due 04/15/2038	4,000	5,388
FedEx Corp.
2.625% due 08/01/2022	1,500	1,501
3.875% due 08/01/2042	10,500	10,339
Georgia-Pacific LLC
5.400% due 11/01/2020	6,600	7,750
7.375% due 12/01/2025	400	531
8.250% due 05/01/2016	3,000	3,229
8.875% due 05/15/2031	2,750	4,082
Gerdau Holdings, Inc.
7.000% due 01/20/2020	7,300	8,468
Gerdau Trade, Inc.
5.750% due 01/30/2021	20,200	22,018
Gilead Sciences, Inc.
5.650% due 12/01/2041	17,130	21,537
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	20,000	20,380
GTL Trade Finance, Inc.
7.250% due 10/20/2017	9,500	11,091
Hess Corp.
6.000% due 01/15/2040	3,500	4,268
Hewlett-Packard Co.
2.625% due 12/09/2014	1,000	1,027
6.000% due 09/15/2041	450	477
HJ Heinz Finance Co.
6.750% due 03/15/2032	5,025	6,455
7.125% due 08/01/2039	26,900	37,394
Home Depot, Inc.
5.400% due 09/15/2040	15,400	19,610
Hospira, Inc.
5.600% due 09/15/2040	900	955
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019	2,750	3,266
Intel Corp.
4.800% due 10/01/2041	500	588
International Paper Co.
6.000% due 11/15/2041	7,400	9,062
7.300% due 11/15/2039	5,000	6,648
8.700% due 06/15/2038	8,000	11,970
Juniper Networks, Inc.
5.950% due 03/15/2041	46,478	52,125
Kerr-McGee Corp.
7.875% due 09/15/2031	3,000	4,042
Kimberly-Clark Corp.
6.625% due 08/01/2037	200	296
Kinder Morgan Energy Partners LP
5.000% due 08/15/2042	18,700	19,517
5.625% due 02/15/2015	100	110
5.800% due 03/15/2035	8,742	9,892
6.500% due 02/01/2037	6,219	7,520
6.500% due 09/01/2039	26,200	31,831
6.550% due 09/15/2040	26,500	32,727
6.950% due 01/15/2038	20,950	26,907
7.400% due 03/15/2031	500	635
Kraft Foods Group, Inc.
5.000% due 06/04/2042	16,000	17,945
6.500% due 02/09/2040	103,822	139,661
Kraft Foods, Inc.
6.875% due 02/01/2038	7,030	9,693
7.000% due 08/11/2037	4,000	5,545
Kroger Co.
5.400% due 07/15/2040	35	38
6.900% due 04/15/2038	5,000	6,333
7.500% due 04/01/2031	150	197

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	93

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lockheed Martin Corp.
4.850% due 09/15/2041		$2,700	$3,075
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026		8,555	9,743
Masco Corp.
6.500% due 08/15/2032		2,102	2,185
Massachusetts Institute of Technology
5.600% due 07/01/2111		1,668	2,424
McKesson Corp.
6.000% due 03/01/2041		2,600	3,570
6.500% due 02/15/2014		400	431
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040		4,300	3,537
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		14,000	14,918
Molson Coors Brewing Co.
5.000% due 05/01/2042		29,492	33,125
Nakilat, Inc.
6.067% due 12/31/2033		1,600	1,904
NBCUniversal Media LLC
4.450% due 01/15/2043 (a)		27,200	27,107
5.950% due 04/01/2041		52,400	64,504
6.400% due 04/30/2040		12,700	16,197
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041		39,650	40,885
Newmont Mining Corp.
4.875% due 03/15/2042		1,200	1,236
5.875% due 04/01/2035		395	448
6.250% due 10/01/2039		30,700	36,439
News America, Inc.
6.150% due 02/15/2041		49,100	61,425
6.650% due 11/15/2037		19,131	24,385
6.900% due 08/15/2039		5,229	6,816
7.750% due 12/01/2045		4,773	6,427
Nokia OYJ
6.625% due 05/15/2039		2,700	2,180
Norfolk Southern Corp.
2.903% due 02/15/2023		8,046	8,183
3.950% due 10/01/2042		27,000	27,032
4.837% due 10/01/2041		1,424	1,645
Northern Natural Gas Co.
4.100% due 09/15/2042		15,000	15,173
Northwest Airlines Pass-Through Trust
1.184% due 11/20/2015		12,808	12,379
Northwest Pipeline GP
6.050% due 06/15/2018		725	877
ONEOK Partners LP
6.125% due 02/01/2041		9,800	11,828
6.650% due 10/01/2036		2,900	3,471
6.850% due 10/15/2037		11,550	14,195
Penske Truck Leasing Co. LP
4.875% due 07/11/2022		900	900
Pernod-Ricard S.A.
5.750% due 04/07/2021		15,300	18,238
Petrobras International Finance Co.
3.875% due 01/27/2016		2,500	2,657
5.375% due 01/27/2021		6,300	7,132
5.750% due 01/20/2020		2,300	2,634
5.875% due 03/01/2018		4,900	5,608
5.875% due 03/07/2022	EUR	1,200	1,767
6.750% due 01/27/2041		$32,700	40,795
6.875% due 01/20/2040		6,150	7,769
7.875% due 03/15/2019		7,600	9,586
Pfizer, Inc.
7.200% due 03/15/2039		5,800	9,135
Philip Morris International, Inc.
3.875% due 08/21/2042		675	682

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.375% due 11/15/2041		$22,400	$24,311
6.375% due 05/16/2038		9,235	12,854
Pioneer Natural Resources Co.
3.950% due 07/15/2022		14,590	15,533
6.650% due 03/15/2017		8,812	10,473
6.875% due 05/01/2018		4,154	5,051
7.200% due 01/15/2028		4,105	5,151
7.500% due 01/15/2020		8,872	11,065
Potash Corp. of Saskatchewan, Inc.
5.625% due 12/01/2040		22,000	28,214
PPG Industries, Inc.
5.500% due 11/15/2040		3,600	4,346
Pride International, Inc.
6.875% due 08/15/2020		6,800	8,624
7.875% due 08/15/2040		46,900	68,614
8.500% due 06/15/2019		4,235	5,636
Rio Tinto Alcan, Inc.
7.250% due 03/15/2031		1,110	1,531
Rio Tinto Finance USA Ltd.
7.125% due 07/15/2028		5,998	8,105
Rio Tinto Finance USA PLC
4.750% due 03/22/2042		13,500	14,669
Roche Holdings, Inc.
7.000% due 03/01/2039		4,965	7,518
Rock-Tenn Co.
4.000% due 03/01/2023		8,350	8,508
4.450% due 03/01/2019		4,380	4,629
Rockies Express Pipeline LLC
5.625% due 04/15/2020		23,150	22,108
6.850% due 07/15/2018		2,000	2,055
6.875% due 04/15/2040		46,550	40,964
7.500% due 07/15/2038		25,890	24,078
Rohm and Haas Co.
7.850% due 07/15/2029		7,163	9,637
RZD Capital Ltd.
5.739% due 04/03/2017		14,000	15,548
7.487% due 03/25/2031	GBP	6,100	11,144
SABMiller Holdings, Inc.
3.750% due 01/15/2022		$58,100	63,232
4.950% due 01/15/2042		10,000	11,701
Schlumberger Investment S.A.
3.300% due 09/14/2021		18,470	19,711
Sealed Air Corp.
6.875% due 07/15/2033		2,000	1,890
Sinochem Overseas Capital Co. Ltd.
6.300% due 11/12/2040		200	234
Southern Natural Gas Co. LLC
8.000% due 03/01/2032		4,346	6,175
Statoil ASA
4.250% due 11/23/2041		5,000	5,561
5.100% due 08/17/2040		10,000	12,476
Target Corp.
6.500% due 10/15/2037		1,500	2,116
7.000% due 01/15/2038		12,300	18,127
TCI Communications, Inc.
7.875% due 02/15/2026		105	152
Teck Resources Ltd.
5.400% due 02/01/2043		22,300	21,865
6.000% due 08/15/2040		16,600	17,571
6.125% due 10/01/2035		7,300	7,868
6.250% due 07/15/2041		20,000	21,867
Telefonica Emisiones S.A.U.
3.406% due 03/24/2015	EUR	1,000	1,292
4.797% due 02/21/2018		3,100	3,990
4.949% due 01/15/2015		$2,200	2,258
5.375% due 02/02/2018	GBP	2,700	4,383
5.496% due 04/01/2016	EUR	6,500	8,745

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.221% due 07/03/2017	$500	$524
6.421% due 06/20/2016	17,082	18,086
7.045% due 06/20/2036	19,300	18,914
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	5,400	7,167
Time Warner Cable, Inc.
4.500% due 09/15/2042	32,200	32,286
6.750% due 06/15/2039	51,900	67,955
7.300% due 07/01/2038	7,200	9,839
Time Warner, Inc.
4.875% due 03/15/2020	1,000	1,157
4.900% due 06/15/2042	3,000	3,309
5.375% due 10/15/2041	5,000	5,720
6.100% due 07/15/2040	26,100	32,523
6.200% due 03/15/2040	10,000	12,511
6.250% due 03/29/2041	14,850	18,906
6.500% due 11/15/2036	7,500	9,559
7.700% due 05/01/2032	21,050	29,675
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	1,484	2,023
7.250% due 08/15/2038	2,000	2,972
7.625% due 01/15/2039	3,500	5,440
Transcontinental Gas Pipe Line Co. LLC
4.450% due 08/01/2042	2,600	2,673
Transocean, Inc.
6.000% due 03/15/2018	300	351
6.500% due 11/15/2020	10,600	12,681
6.800% due 03/15/2038	48,700	58,817
7.500% due 04/15/2031	4,550	5,640
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	5,018	5,470
UAL Pass-Through Trust
9.750% due 07/15/2018	31,774	36,381
10.400% due 05/01/2018	6,916	7,971
Union Pacific Corp.
4.300% due 06/15/2042	2,300	2,467
5.780% due 07/15/2040	10,000	12,705
United Technologies Corp.
4.500% due 06/01/2042	27,700	31,221
UnitedHealth Group, Inc.
4.375% due 03/15/2042	20,000	21,483
4.625% due 11/15/2041	14,000	15,199
5.950% due 02/15/2041	4,700	6,044
6.625% due 11/15/2037	2,600	3,507
Vale Overseas Ltd.
6.875% due 11/21/2036	30,950	36,027
6.875% due 11/10/2039	42,440	49,765
8.250% due 01/17/2034	11,300	14,758
Vale S.A.
5.625% due 09/11/2042	3,200	3,275
Wal-Mart Stores, Inc.
4.875% due 07/08/2040	190	229
6.200% due 04/15/2038	6,800	9,420
6.500% due 08/15/2037	9,836	14,159
Watson Pharmaceuticals, Inc.
3.250% due 10/01/2022 (a)	15,000	15,228
4.625% due 10/01/2042 (a)	10,000	10,293
WEA Finance LLC
4.625% due 05/10/2021	5,000	5,469
7.125% due 04/15/2018	12,900	15,792
Weatherford International Ltd.
6.750% due 09/15/2040	7,600	8,612
WellPoint, Inc.
4.625% due 05/15/2042	21,600	21,921
4.650% due 01/15/2043	41,000	42,046
Williams Cos., Inc.
7.500% due 01/15/2031	11,127	13,995

94	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.875% due 09/01/2021	$916	$1,203
8.750% due 03/15/2032	29,088	40,497
Williams Partners LP
6.300% due 04/15/2040	20,750	26,100
Woodside Finance Ltd.
4.600% due 05/10/2021	6,800	7,479
Wyeth LLC
5.950% due 04/01/2037	500	681
Wynn Las Vegas LLC
5.375% due 03/15/2022	7,800	7,956
Xstrata Finance Canada Ltd.
6.000% due 11/15/2041	25,000	26,120
6.900% due 11/15/2037	1,500	1,725

		5,234,365

UTILITIES 11.8%
AEP Texas Central Co.
6.650% due 02/15/2033	500	648
AGL Capital Corp.
5.875% due 03/15/2041	7,500	9,902
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	9,000	9,567
8.700% due 08/07/2018	19,700	25,684
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039	17,800	18,874
Appalachian Power Co.
6.375% due 04/01/2036	4,350	5,538
6.700% due 08/15/2037	2,100	2,805
7.000% due 04/01/2038	1,293	1,812
7.950% due 01/15/2020	400	541
AT&T Corp.
8.000% due 11/15/2031	2,619	4,041
AT&T, Inc.
5.350% due 09/01/2040	108,798	131,629
5.550% due 08/15/2041	1,000	1,251
6.300% due 01/15/2038	26,830	35,386
6.400% due 05/15/2038	37,035	49,156
6.450% due 06/15/2034	2,300	3,011
6.500% due 09/01/2037	17,904	23,946
6.550% due 02/15/2039	3,500	4,767
BellSouth Corp.
6.875% due 10/15/2031	4,200	5,259
British Telecommunications PLC
9.625% due 12/15/2030	10,200	16,660
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	3,900	4,668
Cleco Power LLC
6.000% due 12/01/2040	17,400	21,057
Cleveland Electric Illuminating Co.
5.950% due 12/15/2036	7,000	8,163
Consolidated Edison Co. of New York, Inc.
5.300% due 03/01/2035	900	1,118
5.500% due 12/01/2039	3,400	4,420
5.700% due 06/15/2040	5,000	6,689
6.300% due 08/15/2037	4,000	5,654
6.750% due 04/01/2038	9,950	14,859
Detroit Edison Co.
3.950% due 06/15/2042	500	525
Dominion Resources, Inc.
4.050% due 09/15/2042	10,000	10,348
5.950% due 06/15/2035	10,000	12,659
Duke Energy Carolinas LLC
4.250% due 12/15/2041	16,400	17,386
EDF S.A.
6.950% due 01/26/2039	11,650	15,534

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Entergy Arkansas, Inc.
5.660% due 02/01/2025	$4,000	$4,224
Entergy Corp.
5.125% due 09/15/2020	8,400	9,092
Exelon Generation Co. LLC
5.600% due 06/15/2042	11,146	12,023
6.250% due 10/01/2039	8,890	10,332
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	55,524	61,545
Florida Power Corp.
5.650% due 04/01/2040	7,400	9,450
6.400% due 06/15/2038	50	69
France Telecom S.A.
8.500% due 03/01/2031	10,650	16,097
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	11,400	11,400
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	400	428
6.510% due 03/07/2022	1,600	1,889
7.288% due 08/16/2037	26,100	33,016
8.125% due 07/31/2014	100	111
8.146% due 04/11/2018	8,700	10,642
8.625% due 04/28/2034	14,850	20,864
9.250% due 04/23/2019	28,400	37,133
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020	672	762
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	5,700	6,377
Idaho Power Co.
4.850% due 08/15/2040	9,000	10,306
Interstate Power & Light Co.
6.250% due 07/15/2039	5,000	6,606
Jersey Central Power & Light Co.
6.150% due 06/01/2037	6,200	7,786
7.350% due 02/01/2019	200	257
Kentucky Utilities Co.
5.125% due 11/01/2040	17,600	22,017
Koninklijke KPN NV
8.375% due 10/01/2030	28,590	38,371
MidAmerican Energy Co.
5.800% due 10/15/2036	3,000	3,893
MidAmerican Energy Holdings Co.
5.950% due 05/15/2037	1,500	1,889
6.125% due 04/01/2036	10,725	13,784
6.500% due 09/15/2037	24,750	33,296
NGPL PipeCo LLC
7.119% due 12/15/2017	1,000	1,068
7.768% due 12/15/2037	63,605	63,923
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	2,000	2,140
6.604% due 02/03/2021	8,700	10,212
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021	15,908	17,968
Oglethorpe Power Corp.
5.250% due 09/01/2050	25,000	30,049
Ohio Edison Co.
8.250% due 10/15/2038	1,000	1,582
Ohio Power Co.
6.375% due 07/15/2033	1,500	1,539
Oncor Electric Delivery Co. LLC
5.250% due 09/30/2040	15,100	16,182
5.300% due 06/01/2042	600	659
7.250% due 01/15/2033	3,400	4,275
7.500% due 09/01/2038	4,615	6,050
Pacific Gas & Electric Co.
4.450% due 04/15/2042	5,150	5,660

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.800% due 03/01/2037	$8,600	$11,041
6.050% due 03/01/2034	5,200	6,864
6.250% due 03/01/2039	9,900	13,446
6.350% due 02/15/2038	1,000	1,368
Pennsylvania Electric Co.
6.150% due 10/01/2038	500	607
Plains All American Pipeline LP
5.150% due 06/01/2042	50,000	57,174
6.650% due 01/15/2037	25,389	32,805
6.700% due 05/15/2036	1,570	2,014
PPL Electric Utilities Corp.
5.200% due 07/15/2041	5,500	6,916
Progress Energy, Inc.
7.750% due 03/01/2031	400	566
PSEG Power LLC
8.625% due 04/15/2031	6,000	8,860
Public Service Co. of Oklahoma
6.625% due 11/15/2037	5,450	7,100
Puget Sound Energy, Inc.
5.764% due 07/15/2040	9,000	11,955
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	1,680	1,898
5.832% due 09/30/2016	1,742	1,908
5.838% due 09/30/2027	16,700	19,455
6.332% due 09/30/2027	10,450	12,753
6.750% due 09/30/2019	3,000	3,772
Shell International Finance BV
3.625% due 08/21/2042	5,000	5,103
Southern California Edison Co.
6.000% due 01/15/2034	400	532
6.050% due 03/15/2039	4,630	6,394
6.650% due 04/01/2029	600	801
Southern Power Co.
6.375% due 11/15/2036	3,500	3,733
Southwestern Electric Power Co.
6.200% due 03/15/2040	3,000	3,848
Southwestern Public Service Co.
6.000% due 10/01/2036	2,000	2,529
Telecom Italia Capital S.A.
6.999% due 06/04/2018	500	554
7.200% due 07/18/2036	7,845	7,727
7.721% due 06/04/2038	14,650	14,796
Telstra Corp. Ltd.
4.800% due 10/12/2021	9,000	10,313
TNK-BP Finance S.A.
6.250% due 02/02/2015	5,000	5,456
6.625% due 03/20/2017	11,900	13,610
7.250% due 02/02/2020	26,750	32,508
7.500% due 07/18/2016	9,050	10,503
7.875% due 03/13/2018	50,020	60,774
Toledo Edison Co.
6.150% due 05/15/2037	11,490	14,427
Union Electric Co.
3.900% due 09/15/2042	9,000	9,188
8.450% due 03/15/2039	600	1,031
Verizon Communications, Inc.
6.000% due 04/01/2041	15,617	20,792
6.400% due 02/15/2038	14,600	19,770
6.900% due 04/15/2038	19,085	27,366
7.350% due 04/01/2039	14,992	22,552
Verizon Global Funding Corp.
7.750% due 06/15/2032	1,165	1,739
Virginia Electric and Power Co.
6.000% due 05/15/2037	400	541
8.875% due 11/15/2038	14,129	24,433

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	95

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Vodafone Group PLC
6.150% due 02/27/2037	$29,938	$40,461
6.250% due 11/30/2032	2,400	3,181

		1,583,687

Total Corporate Bonds & Notes (Cost $8,892,738)		10,098,448

CONVERTIBLE BONDS & NOTES 0.0%

INDUSTRIALS 0.0%
Transocean, Inc.
1.500% due 12/15/2037	1,300	1,295

Total Convertible Bonds & Notes (Cost $1,167)		1,295

MUNICIPAL BONDS & NOTES 9.9%

ARIZONA 0.0%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	3,000	3,528

CALIFORNIA 4.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	9,400	13,239
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	700	893
6.907% due 10/01/2050	28,945	41,582
6.918% due 04/01/2040	1,600	2,224
7.043% due 04/01/2050	29,670	42,982
Burbank, California Water Revenue Bonds, (BABs), Series 2010
5.797% due 06/01/2040	2,220	2,801
California Educational Facilities Authority Revenue Bonds, Series 2009
5.000% due 10/01/2039	80	91
California Educational Facilities Authority Revenue Bonds, Series 2010
5.250% due 04/01/2040	415	591
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,500	5,556
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	11,400	14,909
7.350% due 11/01/2039	1,000	1,316
7.500% due 04/01/2034	5,580	7,360
7.550% due 04/01/2039	7,685	10,433
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	20,220	27,758
7.625% due 03/01/2040	2,200	2,995
7.700% due 11/01/2030	2,400	2,910
7.950% due 03/01/2036	27,000	32,287
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035	8,700	10,161
7.804% due 03/01/2035	9,010	10,540
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,398
East Bay Municipal Utility District, California Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040	12,500	16,663
Foothill-De Anza Community College District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2040	95	110

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	$10,000	$14,150
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	360	485
6.750% due 08/01/2049	34,095	46,475
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	5,000	6,248
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,000	19,307
Los Angeles Department of Airports, California Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	6,100	7,915
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	5,000	6,390
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.574% due 07/01/2045	1,170	1,690
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	1,800	2,104
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2043	20,000	23,156
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	250	295
5.755% due 07/01/2029	170	198
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	18,585	24,458
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	7,500	9,620
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.813% due 06/01/2040	300	367
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039	2,000	2,337
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	2,000	2,650
Newport Beach, California Revenue Bonds, Series 2011
5.875% due 12/01/2030	2,000	2,445
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	9,850	12,209
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	17,000	23,709
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	10,000	13,677
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	10,000	13,394
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	7,500	9,986
San Francisco, California City & County Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.000% due 11/01/2040	2,675	3,279

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2034	$130	$150
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	3,500	4,028
6.583% due 05/15/2049	6,600	8,788
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	1,000	1,245
6.398% due 05/15/2031	10,000	12,366
6.548% due 05/15/2048	23,200	30,501
University of California Revenue Bonds, Series 2012
4.053% due 05/15/2041	5,000	4,899

		558,320

COLORADO 0.0%
Aurora, Colorado Water Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 08/01/2039	105	119

DISTRICT OF COLUMBIA 0.0%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	4,000	4,813

FLORIDA 0.1%
Florida State Department of Transportation Revenue Bonds, (BABs), Series 2009
6.800% due 07/01/2039	7,400	8,811

GEORGIA 0.1%
Georgia State Road & Tollway Authority Revenue Bonds, Series 2011
5.000% due 10/01/2021	95	123
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	5,240	6,091
6.655% due 04/01/2057	3,780	4,359

		10,573

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	900	1,023
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	3,200	3,887
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,800	3,375

		8,285

INDIANA 0.1%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	5,000	6,231

IOWA 0.0%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	4,100	4,880

LOUISIANA 0.0%
Louisiana State Gasoline & Fuels Tax Revenue Bonds, Series 2010
5.000% due 05/01/2045	100	114

96	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASSACHUSETTS 0.1%
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2009
5.500% due 11/15/2036	$35	$43
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	3,500	4,034
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.573% due 05/01/2039	7,000	8,059

		12,136

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,400	4,292

NEW JERSEY 0.4%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	9,890	14,604
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	28,405	40,579
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	578
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.500% due 06/15/2041	315	369

		56,130

NEW YORK 2.3%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	500	604
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	5,800	7,482
6.668% due 11/15/2039	300	400
6.687% due 11/15/2040	550	735
6.814% due 11/15/2040	11,485	15,545
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.698% due 03/01/2027	1,600	1,991
5.968% due 03/01/2036	12,015	15,560
6.246% due 06/01/2035	11,500	13,395
6.271% due 12/01/2037	4,965	6,621
6.646% due 12/01/2031	20,000	24,258
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	1,750	2,233
5.790% due 06/15/2041	10,800	12,261
5.882% due 06/15/2044	10,000	13,588
6.011% due 06/15/2042	200	274
6.124% due 06/15/2042	12,300	14,236
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2043	425	483
5.000% due 06/15/2044	24,550	28,004
5.375% due 06/15/2043	55	65
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	8,284
5.572% due 11/01/2038	14,000	17,489
5.932% due 11/01/2036	15,500	17,791

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	$300	$355
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	1,935	2,280
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	9,410	11,576
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	200	225
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062 (a)	74,600	74,600
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	17,500	21,712

		312,047

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	3,000	3,499

OHIO 1.0%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2009
6.053% due 02/15/2043	7,500	8,832
6.449% due 02/15/2044	1,000	1,209
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	18,700	21,845
6.270% due 02/15/2050	3,100	3,617
7.834% due 02/15/2041	1,050	1,483
8.084% due 02/15/2050	50,025	73,054
American Municipal Power, Inc. Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033	4,925	6,696
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2012
5.000% due 01/01/2032	16,995	19,528

		136,264

PENNSYLVANIA 0.2%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	14,083
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	3,000	3,791
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2010
5.511% due 12/01/2045	6,000	7,117
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040	2,300	2,847

		27,838

TENNESSEE 0.1%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	1,800	2,006
Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027	12,000	13,825

		15,831

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 1.1%
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	$7,200	$8,329
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	1,200	1,388
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048	24,630	30,536
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2008
5.250% due 12/01/2043	25	29
5.250% due 12/01/2048	170	196
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
5.621% due 08/15/2044	500	646
Fort Bend County, Texas Grand Parkway Toll Road Authority, Revenue Bonds, Series 2012
5.000% due 03/01/2032	1,775	2,107
5.000% due 03/01/2037	4,050	4,692
5.000% due 03/01/2042	5,000	5,766
Houston, Texas Utility System Revenue Bonds, (AGM Insured), Series 2005
4.750% due 11/15/2030	2,300	2,459
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	7,100	9,639
San Antonio, Texas General Obligation Bonds, (BABs), Series 2010
6.038% due 08/01/2040	1,500	1,728
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.718% due 02/01/2041	9,300	12,105
5.808% due 02/01/2041	2,000	2,603
6.308% due 02/01/2037	4,300	4,881
Texas State General Obligation Bonds, (BABs), Series 2009
5.517% due 04/01/2039	3,575	4,663
Texas State General Obligation Bonds, (BABs), Series 2010
4.631% due 04/01/2033	14,800	17,220
4.681% due 04/01/2040	4,700	5,482
Texas Transportation Commission Revenue Bonds, Series 2010
5.178% due 04/01/2030	20,900	25,379

		139,848

WASHINGTON 0.1%
Energy Northwest, Washington Revenue Bonds, (BABs), Series 2010
5.710% due 07/01/2024	5,400	6,605
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	800	869
King County, Washington Sewer Revenue Bonds, Series 2009
5.000% due 01/01/2039	30	34
King County, Washington Sewer Revenue Bonds, Series 2010
5.000% due 01/01/2045	225	252
Washington State General Obligation Bonds, (BABs), Series 2009
5.481% due 08/01/2039	4,000	5,050

		12,810

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	97

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 0.0%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033		$3,600	$3,976

Total Municipal Bonds & Notes (Cost $1,094,032)			1,330,345

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
4.000% due 10/01/2040		1,950	2,104
6.000% due 01/01/2023 - 06/01/2038		293	324
7.000% due 11/01/2026		41	48
8.500% due 08/01/2026		3	4
Freddie Mac
3.190% due 08/15/2032		182	190
Ginnie Mae
4.500% due 09/15/2033		33	37
6.500% due 02/15/2017		10	11
8.500% due 09/15/2030		13	14
9.000% due 12/15/2017		5	5

Total U.S. Government Agencies (Cost $2,681)			2,737

U.S. TREASURY OBLIGATIONS 15.5%
U.S. Treasury Bonds
2.750% due 08/15/2042		20,000	19,700
3.000% due 05/15/2042		24,700	25,653
3.125% due 11/15/2041 (g)(i)		144,020	153,651
3.125% due 02/15/2042 (f)(i)		179,865	191,613
3.500% due 02/15/2039 (f)(i)		55,100	63,348
3.750% due 08/15/2041 (f)(g)(h)(i)		711,200	851,551
4.250% due 11/15/2040		42,900	55,784
4.750% due 02/15/2041 (f)(g)(i)		200,205	280,975
U.S. Treasury Notes
1.625% due 08/15/2022		20,970	20,957
1.750% due 05/15/2022		77,620	78,754
2.000% due 11/15/2021 (f)		3,300	3,447
2.000% due 02/15/2022 (g)		322,200	335,289
U.S. Treasury Strips
0.000% due 08/15/2040		4,000	1,758
0.000% due 02/15/2042		50	20

Total U.S. Treasury Obligations (Cost $1,989,547)			2,082,500

MORTGAGE-BACKED SECURITIES 0.3%
Banc of America Large Loan, Inc.
1.971% due 11/15/2015		43,090	43,146

Total Mortgage-Backed Securities (Cost $40,880)			43,146

ASSET-BACKED SECURITIES 0.1%
Hyde Park CDO BV
1.187% due 06/14/2022	EUR	10,858	13,523

Total Asset-Backed Securities (Cost $12,899)			13,523

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 7.0%
Australia Government CPI Linked Bond
4.000% due 08/20/2020	AUD	22,400	$45,472
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		$1,400	1,666
Brazil Government International Bond
5.625% due 01/07/2041		1,800	2,313
7.125% due 01/20/2037		10,800	16,335
8.250% due 01/20/2034		28,850	47,819
8.750% due 02/04/2025		1,000	1,622
10.250% due 01/10/2028	BRL	3,240	2,098
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013		688	342
10.000% due 01/01/2014		3,459	1,751
10.000% due 01/01/2017		26,739	13,662
Colombia Government International Bond
6.125% due 01/18/2041		$200	272
Italy Buoni Poliennali Del Tesoro
2.500% due 03/01/2015	EUR	52,000	66,501
3.000% due 04/15/2015		13,000	16,794
3.500% due 06/01/2014		75,250	98,682
4.250% due 08/01/2014		113,000	150,356
4.500% due 07/15/2015		80,850	108,167
Mexico Government International Bond
5.750% due 10/12/2110		$350	421
6.050% due 01/11/2040		1,920	2,568
6.750% due 09/27/2034		7,500	10,717
7.500% due 04/08/2033		11,600	17,719
8.300% due 08/15/2031		700	1,127
Qatar Government International Bond
6.400% due 01/20/2040		9,000	12,330
Russia Government International Bond
4.500% due 04/04/2022		5,000	5,594
5.625% due 04/04/2042		34,200	41,129
Spain Government International Bond
3.000% due 04/30/2015	EUR	23,000	29,018
3.300% due 10/31/2014		33,400	42,802
3.750% due 10/31/2015		15,000	19,077
4.000% due 07/30/2015		57,000	73,508
4.400% due 01/31/2015		24,000	31,442
4.750% due 07/30/2014		59,100	77,755
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$2,700	2,902

Total Sovereign Issues (Cost $908,674)			941,961

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 03/15/2013 (c)		200	248

Total Convertible Preferred Securities (Cost $204)			248

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Reinsurance Group of America, Inc.
6.200% due 09/15/2042	587,000	$15,485

Total Preferred Securities (Cost $14,675)		15,485

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.5%

CERTIFICATES OF DEPOSIT 0.1%
Banco do Brasil S.A.
0.000% due 06/28/2013	$3,500	3,488

REPURCHASE AGREEMENTS 0.2%
Banc of America Securities LLC
0.220% due 10/01/2012	21,000	21,000
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.875% due 02/28/2017 valued at $21,444. Repurchase proceeds are $21,000.)
State Street Bank and Trust Co.
0.010% due 10/01/2012	257	257
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $265. Repurchase proceeds are $257.)

		21,257

U.S. TREASURY BILLS 0.0%
0.131% due 02/14/2013 - 07/25/2013 (b)(f)	1,381	1,380

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 2.2%
PIMCO Short-Term Floating NAV Portfolio	30,135,012	302,043

Total Short-Term Instruments (Cost $328,115)		328,168

PURCHASED OPTIONS (k) 0.1%
(Cost $24,247)		19,430

Total Investments 110.8% (Cost $13,312,961)		$14,880,430

Written Options (l) (0.3%) (Premiums $48,818)		(45,832)

Other Assets and Liabilities (Net) (10.5%)		(1,405,438)

Net Assets 100.0%		$13,429,160

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Perpetual maturity, date shown represents next contractual call date.

98	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

(d)	Affiliated to the Portfolio.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $272,195 at a weighted average interest rate of 0.215%.
(f)	Securities with an aggregate market value of $16,597 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	Securities with an aggregate market value of $1,009,650 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BCY	(1.250%)	09/20/2012	09/20/2014	$1,713	$(1,712)
DEU	(0.750%)	10/20/2011	10/20/2013	1,431	(1,421)
RBS	0.220%	08/23/2012	10/04/2012	38,529	(38,538)
RDR	0.240%	09/11/2012	12/11/2012	35,850	(35,855)
	0.240%	09/17/2012	10/10/2012	229,956	(229,979)
	0.240%	09/18/2012	10/03/2012	23,472	(23,474)
	0.250%	09/19/2012	10/03/2012	196,212	(196,229)
	0.270%	09/21/2012	10/05/2012	78,493	(78,498)
	0.280%	09/25/2012	10/02/2012	168,834	(168,842)
	0.300%	09/26/2012	10/03/2012	69,450	(69,453)
SAL	0.260%	09/21/2012	10/12/2012	142,996	(143,006)

					$(987,007)

(h)	Securities with an aggregate market value of $7,371 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2014	603	$829
90-Day Euribor June Futures	Long	06/2015	603	606
90-Day Euribor March Futures	Long	03/2015	603	565
90-Day Euribor September Futures	Long	09/2014	603	2,761
90-Day Eurodollar December Futures	Long	12/2015	1,059	1,205
U.S. Treasury 10-Year Note December Futures	Long	12/2012	1,909	1,275

				$7,241

(i)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $59,152 and cash of $11 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Unrealized Appreciation
CDX.IG-16 5-Year Index	1.000%	06/20/2016	$	60,000	$609	$515
CDX.IG-18 5-Year Index	1.000%	06/20/2017		1,692,450	7,865	9,139
CDX.IG-19 5-Year Index	1.000%	12/20/2017		647,760	405	115

					$8,879	$9,769

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	400	$10	$7
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		92,000	4,295	4,073
Receive	6-Month EUR-EURIBOR	1.750%	03/20/2023	EUR	165,100	1,915	(568)

						$6,220	$3,512

(j)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BPS	1.000%	03/20/2021	3.640%	$	5,000	$(887)	$(436)	$(451)
Alcoa, Inc.	CBK	1.000%	03/20/2021	3.640%		2,800	(497)	(242)	(255)
Alcoa, Inc.	HUS	1.000%	03/20/2016	2.188%		4,400	(173)	(225)	52
Alcoa, Inc.	MYC	1.000%	06/20/2015	1.751%		1,400	(28)	(156)	128
Alcoa, Inc.	MYC	1.000%	03/20/2016	2.188%		450	(18)	(24)	6

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	99

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	RYL	1.000%	06/20/2021	3.656%	$	2,600	$(473)	$(232)	$(241)
American International Group, Inc.	GST	1.000%	09/20/2021	1.697%		15,000	(799)	(1,601)	802
Anadarko Petroleum Corp.	FBF	1.000%	09/20/2017	1.668%		700	(22)	(20)	(2)
Anadarko Petroleum Corp.	MYC	1.000%	06/20/2017	1.620%		20,500	(564)	(1,076)	512
Anadarko Petroleum Corp.	MYC	1.000%	09/20/2017	1.668%		11,000	(342)	(284)	(58)
ArcelorMittal	GST	1.000%	03/20/2016	4.538%		8,400	(937)	(325)	(612)
ArcelorMittal	HUS	1.000%	03/20/2016	4.538%		900	(101)	(40)	(61)
ArcelorMittal	MYC	1.000%	03/20/2016	4.538%		6,400	(714)	(392)	(322)
Australia Government Bond	DUB	1.000%	06/20/2016	0.352%		24,300	592	588	4
Australia Government Bond	UAG	1.000%	09/20/2015	0.265%		5,500	123	140	(17)
Bank of America Corp.	DUB	1.000%	03/20/2013	0.375%		9,500	31	(145)	176
Bank of America Corp.	FBF	1.000%	09/20/2017	1.694%		3,200	(104)	(243)	139
BHP Billiton Finance USA Ltd.	DUB	1.000%	09/20/2015	0.500%		16,100	244	(81)	325
BHP Billiton Finance USA Ltd.	FBF	1.000%	09/20/2015	0.500%		1,600	24	(9)	33
BHP Billiton Finance USA Ltd.	FBF	1.000%	12/20/2015	0.532%		200	3	1	2
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	0.500%		4,700	71	(43)	114
BHP Billiton Finance USA Ltd.	MYC	1.000%	09/20/2015	0.500%		7,800	118	(25)	143
BHP Billiton Finance USA Ltd.	MYC	1.000%	12/20/2015	0.532%		5,700	87	14	73
BHP Billiton Finance USA Ltd.	RYL	1.000%	09/20/2015	0.500%		1,500	22	(4)	26
BHP Billiton Finance USA Ltd.	RYL	1.000%	09/20/2016	0.670%		900	12	10	2
BNP Paribas S.A.	DUB	3.000%	03/20/2016	2.823%	EUR	5,100	45	(468)	513
BNP Paribas S.A.	GST	3.000%	03/20/2016	2.823%		2,600	23	(245)	268
BP Capital Markets America, Inc.	BOA	1.000%	06/20/2015	0.504%	$	3,000	42	21	21
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.504%		13,500	186	32	154
BP Capital Markets America, Inc.	DUB	1.000%	03/20/2016	0.622%		1,500	20	3	17
BP Capital Markets America, Inc.	GST	1.000%	06/20/2015	0.504%		5,000	69	12	57
BP Capital Markets America, Inc.	GST	1.000%	03/20/2016	0.622%		2,500	34	5	29
BP Capital Markets America, Inc.	GST	1.000%	06/20/2016	0.660%		8,700	112	78	34
BP Capital Markets America, Inc.	JPM	1.000%	06/20/2015	0.504%		2,600	36	5	31
BP Capital Markets America, Inc.	JPM	1.000%	03/20/2016	0.622%		19,200	256	137	119
Brazil Government International Bond	BOA	1.000%	12/20/2015	0.738%		14,700	127	(124)	251
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.272%		3,000	6	4	2
Brazil Government International Bond	BPS	1.000%	09/20/2017	1.075%		600	(2)	(13)	11
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.704%		7,500	68	(64)	132
Brazil Government International Bond	BRC	1.000%	06/20/2017	1.026%		35,000	(31)	(497)	466
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.272%		2,000	4	3	1
Brazil Government International Bond	CBK	1.000%	06/20/2015	0.662%		5,000	47	(97)	144
Brazil Government International Bond	CBK	1.000%	03/20/2016	0.791%		39,800	299	(275)	574
Brazil Government International Bond	DUB	1.000%	12/20/2015	0.738%		3,500	30	(33)	63
Brazil Government International Bond	DUB	1.000%	06/20/2017	1.026%		59,300	(53)	(834)	781
Brazil Government International Bond	DUB	1.000%	06/20/2021	1.434%		7,600	(259)	(314)	55
Brazil Government International Bond	GST	1.000%	12/20/2012	0.272%		2,000	4	3	1
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.704%		3,400	31	(34)	65
Brazil Government International Bond	HUS	1.000%	03/20/2016	0.791%		25,000	188	(153)	341
Brazil Government International Bond	HUS	1.000%	06/20/2017	1.026%		26,700	(24)	(384)	360
Brazil Government International Bond	HUS	1.000%	06/20/2021	1.434%		8,400	(286)	(349)	63
Brazil Government International Bond	JPM	1.000%	12/20/2014	0.552%		2,800	29	(25)	54
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.704%		8,500	78	(80)	158
Brazil Government International Bond	JPM	1.000%	12/20/2015	0.738%		6,100	53	(45)	98
Brazil Government International Bond	UAG	1.000%	06/20/2015	0.662%		2,000	19	(24)	43
Canadian Natural Resources Ltd.	DUB	1.000%	12/20/2015	0.845%		25,000	131	123	8
Canadian Natural Resources Ltd.	GST	1.000%	12/20/2015	0.748%		6,000	50	18	32
Canadian Natural Resources Ltd.	HUS	1.000%	09/20/2015	0.706%		5,100	46	(17)	63
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	0.706%		5,100	46	(17)	63
Canadian Natural Resources Ltd.	MYC	1.000%	12/20/2015	0.748%		3,600	30	12	18
Caterpillar, Inc.	BOA	1.000%	03/20/2016	0.634%		12,500	161	173	(12)
Caterpillar, Inc.	BPS	1.000%	03/20/2016	0.634%		9,200	119	126	(7)
Caterpillar, Inc.	JPM	1.000%	03/20/2016	0.634%		5,200	67	71	(4)
China Government International Bond	BOA	1.000%	09/20/2017	0.831%		13,700	117	(98)	215
China Government International Bond	BRC	1.000%	06/20/2016	0.564%		10,200	167	154	13
China Government International Bond	CBK	1.000%	12/20/2016	0.653%		1,600	24	(77)	101
China Government International Bond	CBK	1.000%	09/20/2017	0.831%		17,400	149	(109)	258
China Government International Bond	DUB	1.000%	12/20/2015	0.447%		10,000	181	175	6
China Government International Bond	DUB	1.000%	12/20/2016	0.653%		200	3	(10)	13
China Government International Bond	DUB	1.000%	09/20/2022	1.274%		2,200	(53)	(75)	22
China Government International Bond	FBF	1.000%	12/20/2016	0.653%		9,600	143	(469)	612
China Government International Bond	FBF	1.000%	09/20/2017	0.831%		15,000	128	(154)	282
China Government International Bond	FBF	1.000%	09/20/2022	1.274%		8,600	(206)	(293)	87
China Government International Bond	HUS	1.000%	06/20/2015	0.391%		6,700	113	124	(11)
China Government International Bond	HUS	1.000%	09/20/2015	0.422%		4,500	79	58	21

100	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
China Government International Bond	JPM	0.820%	12/20/2014	0.310%	$	12,000	$140	$0	$140
China Government International Bond	JPM	1.000%	09/20/2015	0.422%		3,000	52	29	23
China Government International Bond	JPM	1.000%	12/20/2016	0.653%		7,600	113	(370)	483
China Government International Bond	MYC	1.000%	06/20/2015	0.391%		17,000	287	298	(11)
China Government International Bond	MYC	1.000%	12/20/2016	0.653%		1,700	25	(81)	106
China Government International Bond	MYC	1.000%	09/20/2017	0.831%		10,000	85	(59)	144
China Government International Bond	RYL	0.750%	12/20/2014	0.310%		4,000	40	0	40
China Government International Bond	RYL	1.000%	06/20/2016	0.564%		14,500	238	152	86
China Government International Bond	RYL	1.000%	12/20/2016	0.653%		7,400	110	(344)	454
China Government International Bond	RYL	1.000%	09/20/2017	0.831%		10,000	85	(59)	144
China Government International Bond	UAG	1.000%	12/20/2016	0.653%		4,000	59	(186)	245
China Government International Bond	UAG	1.000%	09/20/2017	0.831%		19,300	165	(201)	366
Citigroup, Inc.	DUB	1.000%	09/20/2017	1.672%		1,800	(57)	(143)	86
Comcast Corp.	RYL	1.000%	12/20/2015	0.467%		1,200	21	0	21
Danone S.A.	DUB	1.000%	03/20/2016	0.502%		2,100	37	34	3
Denmark Government International Bond	BOA	0.250%	09/20/2016	0.308%		10,300	(22)	(320)	298
Denmark Government International Bond	DUB	0.250%	09/20/2016	0.308%		3,200	(7)	(107)	100
Denmark Government International Bond	GST	0.250%	09/20/2016	0.308%		7,000	(15)	(219)	204
Denmark Government International Bond	RYL	0.250%	09/20/2016	0.308%		1,200	(2)	(36)	34
Denmark Government International Bond	UAG	0.250%	09/20/2016	0.308%		3,500	(8)	(114)	106
E.ON International Finance BV	CBK	1.000%	03/20/2017	0.811%		17,700	152	77	75
E.ON International Finance BV	HUS	1.000%	03/20/2016	0.671%		1,000	12	11	1
Emirate of Abu Dhabi Government International Bond	BRC	1.000%	09/20/2015	0.616%		5,000	58	(24)	82
Emirate of Abu Dhabi Government International Bond	BRC	1.000%	12/20/2015	0.656%		1,700	19	(7)	26
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2015	0.656%		5,000	57	(32)	89
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	06/20/2016	0.773%		1,100	10	0	10
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	12/20/2015	0.656%		1,800	20	(4)	24
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	06/20/2016	0.773%		5,000	44	10	34
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	09/20/2015	0.616%		2,000	23	(8)	31
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	12/20/2015	0.656%		1,300	15	5	10
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	09/20/2015	0.616%		1,600	18	(8)	26
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	0.773%		3,000	26	1	25
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	06/20/2015	0.567%		10,000	121	(53)	174
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	09/20/2015	0.616%		3,000	35	(14)	49
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	12/20/2015	0.656%		2,000	23	8	15
Export-Import Bank of China	FBF	1.000%	12/20/2012	0.227%		1,000	2	(14)	16
Ford Motor Co.	BRC	5.000%	12/20/2015	1.840%		1,400	140	117	23
Ford Motor Co.	DUB	5.000%	09/20/2017	2.445%		6,700	800	774	26
Ford Motor Co.	FBF	5.000%	09/20/2017	2.445%		2,900	346	328	18
Ford Motor Credit Co. LLC	BRC	5.000%	09/20/2017	1.961%		15,000	2,115	1,725	390
Ford Motor Credit Co. LLC	DUB	5.000%	09/20/2017	1.961%		10,000	1,411	1,190	221
Ford Motor Credit Co. LLC	GST	5.000%	09/20/2017	1.961%		10,000	1,411	1,149	262
Ford Motor Credit Co. LLC	UAG	5.000%	09/20/2017	1.961%		5,000	706	590	116
Freeport-McMoRan Copper & Gold, Inc.	CBK	1.000%	06/20/2016	1.000%		1,500	1	(16)	17
Freeport-McMoRan Copper & Gold, Inc.	GST	1.000%	06/20/2016	1.000%		7,100	2	(77)	79
Freeport-McMoRan Copper & Gold, Inc.	RYL	1.000%	03/20/2016	0.925%		12,500	36	(48)	84
Gazprom OAO Via Gazprom International S.A.	BRC	1.000%	12/20/2012	0.458%		1,000	2	(21)	23
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.458%		1,000	2	(20)	22
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	0.458%		500	1	(10)	11
Gazprom OAO Via Gazprom International S.A.	UAG	1.000%	12/20/2012	0.458%		1,000	1	(21)	22
Gazprom Via Gaz Capital S.A.	DUB	1.000%	03/20/2013	0.458%		8,400	25	(14)	39
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.000%		14,400	4	(420)	424
General Electric Capital Corp.	CBK	1.000%	09/20/2016	1.156%		500	(3)	(10)	7
General Electric Capital Corp.	CBK	1.000%	09/20/2019	1.494%		1,000	(32)	(102)	70
Italy Government International Bond	CBK	1.000%	09/20/2017	3.423%		18,400	(1,978)	(1,780)	(198)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.520%		600	10	(6)	16
Japan Government International Bond	BOA	1.000%	09/20/2017	0.814%		27,100	255	134	121
Japan Government International Bond	BRC	1.000%	09/20/2017	0.814%		17,700	166	90	76
Japan Government International Bond	GST	1.000%	06/20/2015	0.403%		12,500	207	227	(20)
Japan Government International Bond	GST	1.000%	09/20/2015	0.434%		8,000	138	118	20
Japan Government International Bond	GST	1.000%	03/20/2016	0.520%		12,300	208	(127)	335
Japan Government International Bond	GST	1.000%	09/20/2017	0.814%		20,200	190	107	83
Japan Government International Bond	JPM	1.000%	03/20/2016	0.520%		500	9	(6)	15
Japan Government International Bond	MYC	1.000%	03/20/2016	0.520%		2,000	34	(25)	59
Japan Government International Bond	MYC	1.000%	09/20/2017	0.814%		11,200	105	55	50
JPMorgan Chase & Co.	BOA	1.000%	09/20/2017	1.163%		5,000	(38)	(29)	(9)
JPMorgan Chase & Co.	BOA	1.000%	12/20/2017	1.195%		6,790	(65)	(51)	(14)
JPMorgan Chase & Co.	BOA	1.000%	03/20/2018	1.214%		1,400	(15)	(12)	(3)
Lafarge S.A.	BOA	1.000%	09/20/2016	2.643%		500	(31)	(38)	7
Lafarge S.A.	FBF	1.000%	06/20/2016	2.534%		10,200	(551)	(686)	135

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	101

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Lafarge S.A.	MYC	1.000%	06/20/2016	2.534%	$	1,700	$(92)	$(119)	$27
Merrill Lynch & Co., Inc.	JPM	1.000%	03/20/2013	0.343%		14,500	50	(315)	365
Merrill Lynch & Co., Inc.	MYC	1.000%	03/20/2013	0.343%		9,500	33	(187)	220
Merrill Lynch & Co., Inc.	UAG	1.000%	06/20/2018	1.698%		4,000	(148)	(423)	275
MetLife, Inc.	BOA	1.000%	12/20/2015	1.496%		12,500	(191)	(698)	507
MetLife, Inc.	BOA	1.000%	03/20/2016	1.580%		2,600	(50)	(78)	28
MetLife, Inc.	BOA	1.000%	06/20/2021	2.146%		25,000	(2,117)	(1,593)	(524)
MetLife, Inc.	CBK	1.000%	03/20/2016	1.580%		3,400	(66)	(70)	4
MetLife, Inc.	CBK	1.000%	09/20/2016	1.716%		600	(16)	(18)	2
MetLife, Inc.	DUB	1.000%	12/20/2014	1.084%		15,000	(23)	(840)	817
MetLife, Inc.	DUB	1.000%	03/20/2016	1.580%		1,600	(31)	(39)	8
MetLife, Inc.	DUB	5.000%	09/20/2019	2.070%		1,100	203	134	69
MetLife, Inc.	FBF	1.000%	09/20/2017	1.920%		20,000	(855)	(1,708)	853
MetLife, Inc.	GST	1.000%	03/20/2015	1.217%		2,100	(11)	(118)	107
MetLife, Inc.	GST	1.000%	12/20/2015	1.496%		16,600	(254)	(758)	504
MetLife, Inc.	JPM	1.000%	12/20/2015	1.496%		4,300	(65)	(192)	127
MetLife, Inc.	JPM	1.000%	03/20/2016	1.580%		1,400	(27)	(33)	6
MetLife, Inc.	UAG	1.000%	12/20/2015	1.496%		7,500	(115)	(370)	255
Mexico Government International Bond	BOA	1.000%	06/20/2016	0.737%		7,100	71	7	64
Mexico Government International Bond	BPS	1.000%	09/20/2017	0.974%		21,200	33	(287)	320
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.601%		3,800	47	(48)	95
Mexico Government International Bond	BRC	1.000%	12/20/2015	0.634%		4,200	51	(66)	117
Mexico Government International Bond	BRC	1.000%	09/20/2022	1.392%		10,700	(370)	(501)	131
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.210%		1,500	3	3	0
Mexico Government International Bond	CBK	1.000%	06/20/2016	0.737%		9,400	94	(31)	125
Mexico Government International Bond	CBK	1.000%	09/20/2017	0.974%		7,600	12	(109)	121
Mexico Government International Bond	DUB	1.000%	12/20/2014	0.454%		2,500	31	(49)	80
Mexico Government International Bond	DUB	1.000%	09/20/2015	0.601%		6,000	73	(60)	133
Mexico Government International Bond	DUB	1.000%	06/20/2016	0.737%		6,000	60	0	60
Mexico Government International Bond	DUB	1.000%	06/20/2017	0.927%		9,500	35	(47)	82
Mexico Government International Bond	DUB	1.000%	09/20/2017	0.974%		23,200	36	(278)	314
Mexico Government International Bond	DUB	1.000%	09/20/2022	1.392%		10,100	(349)	(461)	112
Mexico Government International Bond	FBF	1.000%	09/20/2017	0.974%		5,200	8	(78)	86
Mexico Government International Bond	GST	1.000%	12/20/2012	0.210%		1,500	3	4	(1)
Mexico Government International Bond	GST	1.000%	09/20/2017	0.974%		8,400	13	(125)	138
Mexico Government International Bond	HUS	1.000%	03/20/2016	0.689%		23,000	254	(76)	330
Mexico Government International Bond	HUS	1.000%	06/20/2016	0.737%		6,000	60	6	54
Mexico Government International Bond	HUS	1.000%	09/20/2017	0.974%		5,500	9	(77)	86
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.210%		3,500	8	9	(1)
Mexico Government International Bond	JPM	1.000%	06/20/2015	0.561%		800	10	0	10
Mexico Government International Bond	JPM	1.000%	06/20/2016	0.737%		19,000	190	(9)	199
Mexico Government International Bond	JPM	1.000%	09/20/2017	0.974%		24,500	38	(254)	292
Mexico Government International Bond	MYC	1.000%	03/20/2016	0.689%		27,000	298	(89)	387
Mexico Government International Bond	MYC	1.000%	06/20/2017	0.927%		10,000	37	(42)	79
Mexico Government International Bond	UAG	1.000%	06/20/2017	0.927%		500	2	(2)	4
Morgan Stanley	BPS	1.000%	03/20/2013	0.919%		12,200	8	(224)	232
Pacific Gas & Electric Co.	BRC	3.650%	03/20/2014	0.307%		800	41	0	41
Pacific Gas & Electric Co.	DUB	1.000%	06/20/2021	1.407%		2,000	(63)	(88)	25
Petrobras International Finance Co.	HUS	1.000%	03/20/2013	0.489%		7,000	19	(2)	21
Petrobras International Finance Co.	HUS	1.000%	12/20/2013	0.673%		8,800	39	(27)	66
Petrobras International Finance Co.	MYC	1.000%	12/20/2012	0.489%		5,000	7	(28)	35
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.041%		1,900	(2)	(61)	59
Pfizer, Inc.	DUB	1.000%	09/20/2017	0.531%		7,700	179	116	63
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.494%		1,600	26	(4)	30
Potash Corp. of Saskatchewan, Inc.	CBK	1.000%	12/20/2015	0.494%		5,000	82	(37)	119
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.494%		3,100	51	(11)	62
Potash Corp. of Saskatchewan, Inc.	FBF	1.000%	12/20/2015	0.494%		2,500	42	(18)	60
Prudential Financial, Inc.	FBF	1.000%	09/20/2017	1.836%		20,000	(778)	(1,267)	489
Republic of Germany	BOA	0.250%	09/20/2017	0.503%		57,500	(710)	(1,688)	978
Republic of Germany	GST	0.250%	09/20/2017	0.503%		23,000	(285)	(515)	230
Republic of Germany	JPM	0.250%	09/20/2017	0.503%		23,500	(291)	(748)	457
Republic of Germany	MYC	0.250%	09/20/2017	0.503%		72,900	(901)	(2,073)	1,172
Republic of Korea	BPS	1.000%	06/20/2017	0.755%		900	10	(7)	17
Republic of Korea	CBK	1.000%	06/20/2017	0.755%		10,000	116	(74)	190
Republic of Korea	DUB	1.000%	12/20/2012	0.201%		7,500	16	(39)	55
Republic of Korea	JPM	1.000%	12/20/2012	0.201%		4,600	9	(29)	38
Republic of Korea	JPM	1.000%	06/20/2017	0.755%		15,000	175	(109)	284
Rio Tinto Finance USA Ltd.	BRC	1.000%	09/20/2015	0.739%		1,900	15	(4)	19
Rogers Communications, Inc.	DUB	1.000%	06/20/2016	0.483%		100	2	1	1
Rogers Communications, Inc.	FBF	1.000%	06/20/2016	0.483%		3,000	58	20	38

102	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Rogers Communications, Inc.	JPM	1.000%	06/20/2016	0.483%	$	3,700	$72	$25	$47
Russia Government International Bond	BRC	1.000%	12/20/2012	0.345%		1,700	4	(23)	27
Russia Government International Bond	CBK	1.000%	12/20/2012	0.345%		1,500	2	(21)	23
Russia Government International Bond	CBK	1.000%	06/20/2015	0.891%		9,500	31	(135)	166
Russia Government International Bond	CBK	1.000%	03/20/2016	1.076%		21,900	(50)	(236)	186
Russia Government International Bond	DUB	1.000%	03/20/2013	0.345%		4,000	14	5	9
Russia Government International Bond	FBF	1.000%	12/20/2012	0.345%		1,000	2	(10)	12
Russia Government International Bond	GST	1.000%	09/20/2017	1.454%		12,100	(261)	(688)	427
Russia Government International Bond	HUS	1.000%	12/20/2012	0.345%		1,000	2	(10)	12
Russia Government International Bond	HUS	1.000%	03/20/2016	1.076%		14,600	(34)	(199)	165
Russia Government International Bond	HUS	1.000%	09/20/2017	1.454%		5,400	(116)	(303)	187
Russia Government International Bond	JPM	1.000%	09/20/2017	1.454%		19,500	(420)	(998)	578
Russia Government International Bond	MYC	1.000%	12/20/2012	0.345%		1,000	2	(10)	12
Russia Government International Bond	MYC	1.000%	12/20/2014	0.738%		1,500	9	(56)	65
Russia Government International Bond	MYC	1.000%	06/20/2016	1.145%		10,100	(51)	(136)	85
Russia Government International Bond	RYL	1.000%	03/20/2016	1.076%		22,000	(50)	(227)	177
Russia Government International Bond	UAG	1.000%	06/20/2015	0.891%		10,000	32	(152)	184
Russia Government International Bond	UAG	1.000%	06/20/2016	1.145%		9,000	(46)	(117)	71
RZD Capital Ltd.	MYC	1.000%	03/20/2016	1.234%		300	(3)	(16)	13
RZD Capital Ltd.	RYL	1.000%	03/20/2016	1.234%		400	(3)	(21)	18
Shell International Finance BV	BOA	1.000%	03/20/2017	0.560%		100	2	1	1
Shell International Finance BV	BRC	1.000%	09/20/2015	0.409%		32,700	585	377	208
Shell International Finance BV	DUB	1.000%	09/20/2015	0.409%		13,700	245	157	88
Shell International Finance BV	FBF	1.000%	12/20/2015	0.433%		2,400	45	41	4
Shell International Finance BV	FBF	1.000%	09/20/2016	0.511%		300	6	6	0
Shell International Finance BV	JPM	1.000%	03/20/2016	0.463%		14,000	265	269	(4)
SLM Corp.	BOA	5.000%	03/20/2016	2.604%		1,100	89	(10)	99
SLM Corp.	GST	5.000%	12/20/2016	3.023%		2,200	174	(86)	260
Teck Resources Ltd.	BRC	1.000%	12/20/2015	1.201%		3,600	(22)	(54)	32
Teck Resources Ltd.	CBK	1.000%	09/20/2016	1.489%		1,500	(27)	(32)	5
Telecom Italia SpA	FBF	1.000%	12/20/2015	2.778%	EUR	3,600	(250)	(184)	(66)
Telecom Italia SpA	HUS	1.000%	09/20/2015	2.654%		5,000	(301)	(235)	(66)
Telecom Italia SpA	JPM	1.000%	12/20/2015	2.778%		8,600	(599)	(577)	(22)
Telefonica Emisiones S.A.U.	DUB	1.000%	12/20/2015	2.686%	$	4,400	(227)	(102)	(125)
Tesco PLC	HUS	1.000%	03/20/2016	0.701%		4,100	44	52	(8)
Total Capital S.A.	JPM	1.000%	09/20/2015	0.348%		4,800	95	67	28
Total Capital S.A.	MYC	1.000%	09/20/2015	0.348%		7,500	148	111	37
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.394%		5,500	84	13	71
Toyota Motor Corp.	BRC	1.000%	03/20/2015	0.394%		2,000	31	10	21
Toyota Motor Credit Corp.	CBK	1.000%	06/20/2016	0.992%		2,000	1	(5)	6
Toyota Motor Credit Corp.	FBF	1.000%	06/20/2016	0.992%		7,900	5	(33)	38
Toyota Motor Credit Corp.	HUS	1.000%	06/20/2016	0.992%		11,000	7	(65)	72
United Kingdom Gilt	BPS	1.000%	09/20/2015	0.215%		800	18	12	6
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.197%		3,000	66	33	33
United Kingdom Gilt	DUB	1.000%	09/20/2017	0.490%		17,800	452	419	33
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.176%		6,700	139	99	40
United Kingdom Gilt	JPM	1.000%	09/20/2017	0.490%		50,000	1,269	1,177	92
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.306%		2,600	68	45	23
United Kingdom Gilt	MYC	1.000%	09/20/2017	0.490%		15,200	386	342	44
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.306%		8,300	217	144	73
Wells Fargo & Co.	BOA	1.000%	12/20/2016	0.721%		400	4	(18)	22
Xstrata Finance Canada Ltd.	BRC	1.000%	03/20/2016	1.178%	EUR	3,600	(27)	(90)	63
Xstrata Finance Canada Ltd.	MYC	1.000%	03/20/2016	1.178%		5,500	(41)	(134)	93

							$2,841	$(26,162)	$29,003

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe 17 Index	DUB	(1.000%	)	06/20/2017	EUR	60,000	$1,135	$2,242	$(1,107)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	103

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-17 5-Year Index	BOA	1.000%	12/20/2016	$	60	$0	$0	$0
CDX.IG-17 5-Year Index	BPS	1.000%	12/20/2016		53,100	446	229	217
CDX.IG-17 5-Year Index	BRC	1.000%	12/20/2016		7,100	60	14	46
CDX.IG-17 5-Year Index	FBF	1.000%	12/20/2016		28,600	240	111	129
CDX.IG-18 5-Year Index	BOA	1.000%	06/20/2017		4,600	22	(14)	36
CDX.IG-18 5-Year Index	FBF	1.000%	06/20/2017		4,500	22	(14)	36
CDX.IG-18 5-Year Index	GST	1.000%	06/20/2017		11,200	55	(100)	155
CDX.IG-18 5-Year Index	UAG	1.000%	06/20/2017		42,170	204	10	194
CDX.IG-18 10-Year Index	BOA	1.000%	06/20/2022		8,500	(201)	(342)	141
CDX.IG-19 5-Year Index	CBK	1.000%	12/20/2017		137,100	117	224	(107)
MCDX-18 5-Year Index	CBK	1.000%	06/20/2017		52,600	(1,198)	(1,165)	(33)
MCDX-18 5-Year Index	DUB	1.000%	06/20/2017		32,300	(736)	(832)	96

						$(969)	$(1,879)	$910

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.115%	01/02/2015	HUS	BRL	687,400	$(298)	$(274)	$(24)
Pay	1-Year BRL-CDI	8.190%	01/02/2015	JPM		243,400	58	47	11
Pay	1-Year BRL-CDI	8.240%	01/02/2015	BPS		530,000	373	224	149
Pay	1-Year BRL-CDI	8.255%	01/02/2015	GLM		597,300	540	159	381
Pay	1-Year BRL-CDI	8.260%	01/02/2015	UAG		325,200	311	166	145
Pay	1-Year BRL-CDI	8.430%	01/02/2015	DUB		556,200	1,435	1,468	(33)
Pay	1-Year BRL-CDI	8.630%	01/02/2015	MYC		500,000	2,255	1,999	256
Pay	1-Year BRL-CDI	9.930%	01/02/2015	GLM		78,900	1,386	33	1,353
Pay	1-Year BRL-CDI	9.930%	01/02/2015	UAG		4,000	70	13	57
Pay	3-Month ZAR-JIBAR	5.610%	09/19/2017	JPM	ZAR	273,200	(174)	0	(174)
Pay	3-Month ZAR-JIBAR	5.660%	09/19/2017	JPM		140,000	(53)	21	(74)
Pay	3-Month ZAR-JIBAR	6.000%	09/19/2017	GLM		196,000	277	133	144
Pay	3-Month ZAR-JIBAR	6.000%	09/19/2017	HUS		87,300	123	41	82
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	JPM	AUD	42,500	4,335	(263)	4,598
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	BRC		12,600	1,569	209	1,360
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	CBK		19,500	2,428	99	2,329
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB		32,200	4,010	391	3,619
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	JPM		29,200	3,637	93	3,544
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	1,264,200	1,693	116	1,577
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	CBK		165,000	221	191	30
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	GLM		272,500	365	(24)	389
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		2,173,000	2,910	20	2,890
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	JPM		114,100	153	(7)	160
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	UAG		240,200	322	113	209
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	MYC		225,000	(292)	(163)	(129)
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	BRC		291,000	1,512	315	1,197
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	HUS		229,000	1,191	207	984
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	JPM		62,000	323	38	285
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		336,000	1,747	267	1,480
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		1,048,900	10,349	2,219	8,130
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	JPM		8,500	84	15	69

104	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MYC	MXN	204,600	$2,018	$569	$1,449
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	BRC		812,200	4,644	329	4,315
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	HUS		288,000	1,647	399	1,248
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	BRC		420,400	2,330	625	1,705
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	HUS		244,300	1,354	275	1,079
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	MYC		445,300	2,482	598	1,884
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	UAG		178,000	986	277	709

							$58,321	$10,938	$47,383

(k)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	2.980%	12/24/2012	$	200,000	$2,800	$2,230
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		134,100	10,630	10,031
Put - OTC 30-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	3.038%	12/21/2012		200,000	2,855	1,748
Put - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	3.500%	11/05/2012	EUR	10,600	630	0
Put - OTC 30-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	3.500%	11/05/2012		23,600	1,306	0

								$18,221	$14,009

Straddle Options
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Cost (6)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	$	15,300	$1,296	$1,163
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	12/10/2012		10,300	876	783
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/10/2012		22,000	1,850	1,673
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012		23,700	2,004	1,802

						$6,026	$5,421

(6)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(l)	Written options outstanding on September 30, 2012:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT 10-Year Note December Futures	$131.000	10/26/2012	5,720	$1,606	$(343)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$	335,700	$1,188	$(1,520)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		335,700	1,188	(92)
Call - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.625%	06/17/2013		3,810,700	2,686	(3,137)
Put - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.625%	06/17/2013		3,810,700	2,687	(334)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		52,000	94	(211)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		52,000	47	0
Call - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		31,200	72	(75)
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		31,200	83	(42)
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		111,400	279	(452)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		111,400	305	(41)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		58,000	163	(235)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		58,000	163	(21)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		87,800	1,036	(3,462)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		87,800	1,651	(48)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		82,400	197	(199)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		82,400	197	(110)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		439,900	5,208	(17,345)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		439,900	8,305	(241)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		563,200	10,588	(9,649)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		71,400	143	(290)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		71,400	236	(26)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		31,200	69	(75)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	105

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	$	31,200	$80	$(42)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	10/11/2012		135,000	94	(1)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		71,400	143	(289)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		71,400	236	(26)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		31,200	72	(75)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		31,200	81	(42)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		206,600	489	(838)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		206,600	628	(76)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		51,400	725	(2,027)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		51,400	853	(28)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		338,700	375	(1,373)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		338,700	576	0
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		100,000	236	(241)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		100,000	236	(134)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		87,000	167	(353)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		35,000	115	(13)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		52,000	48	0
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		40,000	88	(97)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		40,000	103	(54)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	2.800%	11/05/2012	EUR	47,200	707	0
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	2.800%	11/05/2012		98,300	1,362	0
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.200%	10/11/2012	$	62,400	56	(178)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		62,400	256	0
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.150%	11/19/2012		55,400	89	(182)
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		55,400	130	(55)
Call - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		46,900	42	(133)
Put - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		46,900	195	0
Call - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		70,000	122	(199)
Put - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		70,000	203	0

								$45,092	$(44,061)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-18 5-Year Index	FBF	Buy	1.100%	12/19/2012	$	150,000	$529	$(1,273)
Put - OTC CDX.IG-18 5-Year Index	FBF	Sell	1.400%	12/19/2012		150,000	1,160	(95)

							$1,689	$(1,368)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$21,500	$178	$(30)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	19,600	253	(30)

						$431	$(60)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2012	2,904	$11,948,900	EUR	145,500	$35,800
Sales	8,836	5,545,800		0	32,329
Closing Buys	(6,020)	(2,949,100)		0	(17,783)
Expirations	0	0		0	0
Exercised	0	(960,900)		0	(1,528)

Balance at 09/30/2012	5,720	$13,584,700	EUR	145,500	$48,818

(m)	Restricted securities as of September 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
SLM Corp.	4.280%	01/26/2015	08/03/2010	$1,718	$1,938	0.01%

106	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

(n)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	1,483	$	1,547	JPM	$10	$0	$10
10/2012		56,332		58,088	RBC	0	(304)	(304)
10/2012	BRL	163,962		79,389	MSC	0	(1,490)	(1,490)
10/2012	EUR	79,393		101,459	BPS	533	(1,097)	(564)
10/2012		25,682		32,133	BRC	0	(870)	(870)
10/2012		141,738		184,885	CBK	3,467	(722)	2,745
10/2012		5,107		6,267	HUS	0	(297)	(297)
10/2012		27,243		34,115	JPM	0	(894)	(894)
10/2012		347,408		451,069	RYL	4,742	(110)	4,632
10/2012		2,655		3,271	UAG	0	(141)	(141)
10/2012	GBP	2,596		4,219	CBK	27	0	27
10/2012		35,523		56,179	GLM	0	(1,183)	(1,183)
10/2012	$	1,728	AUD	1,654	CBK	0	(14)	(14)
10/2012		2,835		2,782	HUS	49	0	49
10/2012		3,000	BRL	6,137	BOA	27	0	27
10/2012		11,400		23,312	DUB	99	0	99
10/2012		3,000		6,094	FBF	6	0	6
10/2012		5,000		10,192	HUS	27	0	27
10/2012		5,000		10,215	MSC	39	0	39
10/2012		52,888		108,012	UAG	392	0	392
10/2012		207,151	EUR	161,207	BOA	8	0	8
10/2012		176,047		136,789	BPS	0	(266)	(266)
10/2012		211,771		163,429	CBK	0	(1,757)	(1,757)
10/2012		217		168	HUS	0	(1)	(1)
10/2012		198,120		153,510	JPM	0	(852)	(852)
10/2012		1,390		1,127	RBC	59	0	59
10/2012		10,118	GBP	6,297	BPS	50	0	50
10/2012		51,526		31,822	HUS	0	(140)	(140)
11/2012	EUR	161,207	$	207,219	BOA	0	(3)	(3)
11/2012		135,895		174,950	BPS	265	0	265
11/2012		163,429		211,833	CBK	1,755	0	1,755
11/2012		12,694		16,326	GLM	8	0	8
11/2012		158,770		204,977	JPM	888	0	888
11/2012	GBP	31,822		51,520	HUS	138	0	138
11/2012		13,646		22,156	JPM	122	0	122
11/2012	HKD	11,134		1,436	JPM	0	0	0
11/2012	$	33	HKD	259	JPM	0	0	0
12/2012	BRL	19,870	$	9,600	UAG	0	(127)	(127)
12/2012	MXN	25,743		1,901	HUS	0	(87)	(87)
12/2012	$	196	MXN	2,664	CBK	10	0	10
12/2012		272		3,614	DUB	7	0	7
12/2012		81		1,088	JPM	4	0	4
12/2012		876		11,607	MSC	20	0	20
12/2012		80		1,088	UAG	4	0	4

						$12,756	$(10,355)	$2,401

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$3,144	$0	$3,144
Corporate Bonds & Notes
Banking & Finance	0	3,269,996	10,400	3,280,396
Industrials	27,107	5,063,766	143,492	5,234,365
Utilities	0	1,583,687	0	1,583,687
Convertible Bonds & Notes
Industrials	0	1,295	0	1,295
Municipal Bonds & Notes
Arizona	0	3,528	0	3,528
California	0	558,320	0	558,320
Colorado	0	119	0	119
District of Columbia	0	4,813	0	4,813
Florida	0	8,811	0	8,811
Georgia	0	10,573	0	10,573

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Illinois	$0	$8,285	$0	$8,285
Indiana	0	6,231	0	6,231
Iowa	0	4,880	0	4,880
Louisiana	0	114	0	114
Massachusetts	0	12,136	0	12,136
Mississippi	0	4,292	0	4,292
New Jersey	0	56,130	0	56,130
New York	0	312,047	0	312,047
North Carolina	0	3,499	0	3,499
Ohio	0	136,264	0	136,264
Pennsylvania	0	27,838	0	27,838
Tennessee	0	15,831	0	15,831
Texas	0	139,848	0	139,848
Washington	0	12,810	0	12,810
Wisconsin	0	3,976	0	3,976

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	107

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
U.S. Government Agencies	$0	$2,737	$0	$2,737
U.S. Treasury Obligations	0	2,082,500	0	2,082,500
Mortgage-Backed Securities	0	43,146	0	43,146
Asset-Backed Securities	0	13,523	0	13,523
Sovereign Issues	0	941,961	0	941,961
Convertible Preferred Securities
Banking & Finance	248	0	0	248
Preferred Securities
Banking & Finance	15,485	0	0	15,485
Short-Term Instruments
Certificates of Deposit	0	3,488	0	3,488
Repurchase Agreements	0	21,257	0	21,257
U.S. Treasury Bills	0	1,380	0	1,380
PIMCO Short-Term Floating NAV Portfolio	302,043	0	0	302,043
Purchased Options
Interest Rate Contracts	0	14,009	5,421	19,430
	$344,883	$14,376,234	$159,313	$14,880,430

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Assets
Credit Contracts	$7	$42,940	$0	$42,947
Foreign Exchange Contracts	0	12,756	0	12,756
Interest Rate Contracts	7,241	51,897	0	59,138
	$7,248	$107,593	$0	$114,841

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(5,740)	0	(5,740)
Foreign Exchange Contracts	0	(10,355)	0	(10,355)
Interest Rate Contracts	0	(45,406)	(60)	(45,466)
	$0	$(61,501)	$(60)	$(61,561)

Totals	$352,131	$14,422,326	$159,253	$14,933,710

(ii) As of September 30, 2012, assets valued at $57 were transferred from Level 1 to Level 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$10,078	$0	$0	$0	$322	$0	$0	$10,400	$322
Industrials	161,096	1,751	(7,640)	(183)	(260)	1,107	0	(12,379)	143,492	1,126
Purchased Options
Interest Rate Contracts	10,209	6,026	(10,057)	0	(984)	227	0	0	5,421	(605)

	$171,305	$17,855	$(17,697)	$(183)	$(1,244)	$1,656	$0	$(12,379)	$159,313	$843

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(69)	$0	$0	$0	$0	$9	$0	$0	$(60)	$9

Totals	$171,236	$17,855	$(17,697)	$(183)	$(1,244)	$1,665	$0	$(12,379)	$159,253	$852

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$10,400	Third Party Vendor	Broker Quote	104.00
Industrials	143,492	Third Party Vendor	Broker Quote	99.50-115.50
Purchased Options
Interest Rate Contracts	5,421	Indicative Market Quotations	Broker Quote	7.60

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(60)	Indicative Market Quotations	Broker Quote	0.14-0.15

Total	$159,253

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

108	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

(p)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$19,430	$19,430
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	613	613
Unrealized appreciation on foreign currency contracts	0	0	0	12,756	0	12,756
Unrealized appreciation on OTC swap agreements	0	33,178	0	0	47,817	80,995

	$0	$33,178	$0	$12,756	$67,860	$113,794

Liabilities:
Written options outstanding	$0	$1,368	$0	$0	$44,464	$45,832
Variation margin payable on financial derivative instruments (2)	0	523	0	0	373	896
Unrealized depreciation on foreign currency contracts	0	0	0	10,355	0	10,355
Unrealized depreciation on OTC swap agreements	0	4,372	0	0	434	4,806

	$0	$9,013	$0	$10,355	$45,271	$64,639

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(5,651)	$(5,651)
Net realized gain on futures contracts	0	0	0	0	20,372	20,372
Net realized gain on written options	0	5,644	0	0	10,130	15,774
Net realized gain on swaps	0	24,369	0	0	84,486	108,855
Net realized gain on foreign currency transactions	0	0	0	13,130	0	13,130

	$0	$30,013	$0	$13,130	$109,337	$152,480

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(1,923)	$(1,923)
Net change in unrealized appreciation on futures contracts	0	0	0	0	5,885	5,885
Net change in unrealized appreciation (depreciation) on written options	0	366	0	0	(6,401)	(6,035)
Net change in unrealized appreciation (depreciation) on swaps	0	31,036	0	0	(12,333)	18,703
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	815	0	815

	$0	$31,402	$0	$815	$(14,772)	$17,445

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $7,241 and open centrally cleared swaps cumulative appreciation/(depreciation) of $13,281 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	109

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

September 30, 2012 (Unaudited)

(q)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(2,782)	$3,181	$399
BPS	(507)	860	353
BRC	13,690	(14,280)	(590)
CBK	(1,077)	1,450	373
DUB	(4,494)	5,189	695
FBF	(3,576)	3,978	402
GLM	3,923	(3,640)	283
GST	132	(300)	(168)
HUS	16,855	(17,640)	(785)
JPM	7,480	(7,320)	160
MSC	(1,431)	1,480	49
MYC	5,761	(6,290)	(529)
RBC	(245)	460	215
RYL	1,430	(1,381)	49
UAG	2,512	(2,420)	92

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

110	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Low Duration Portfolio

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 10.5%

BANKING & FINANCE 8.8%
American International Group, Inc.
4.250% due 05/15/2013	$300	$306
Bank of America Corp.
7.625% due 06/01/2019	1,400	1,751
Bank of America N.A.
0.669% due 06/15/2016	500	472
Citigroup, Inc.
1.285% due 02/15/2013	2,300	2,305
5.500% due 10/15/2014	250	270
Export-Import Bank of Korea
4.375% due 09/15/2021	700	788
5.000% due 04/11/2022	1,700	2,006
Ford Motor Credit Co. LLC
2.500% due 01/15/2016	2,500	2,533
Goldman Sachs Group, Inc.
1.439% due 02/07/2014	1,000	1,000
JPMorgan Chase & Co.
1.139% due 05/02/2014	1,300	1,310
3.150% due 07/05/2016	500	529
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	200	237
Merrill Lynch & Co., Inc.
6.875% due 11/15/2018	1,600	1,935
Morgan Stanley
5.375% due 10/15/2015	1,400	1,509
6.000% due 04/28/2015	400	434
Qatari Diar Finance QSC
3.500% due 07/21/2015	100	106
5.000% due 07/21/2020	2,300	2,639
Waha Aerospace BV
3.925% due 07/28/2020	2,400	2,586

		22,716

INDUSTRIALS 1.2%
Altria Group, Inc.
10.200% due 02/06/2039	300	516
Caterpillar, Inc.
0.605% due 05/21/2013	800	802
EOG Resources, Inc.
1.192% due 02/03/2014	700	706
Hewlett-Packard Co.
0.711% due 05/24/2013	900	900

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Southwestern Energy Co.
4.100% due 03/15/2022	$100	$106

		3,030

UTILITIES 0.5%
Qtel International Finance Ltd.
4.750% due 02/16/2021	1,300	1,445

Total Corporate Bonds & Notes (Cost $26,638)		27,191

MUNICIPAL BONDS & NOTES 1.0%

WASHINGTON 1.0%
Energy Northwest, Washington Revenue Notes, Series 2012
2.653% due 07/01/2020	2,500	2,560

Total Municipal Bonds & Notes (Cost $2,500)		2,560

U.S. GOVERNMENT AGENCIES 11.3%
Fannie Mae
4.500% due 10/01/2042	8,000	8,658
5.500% due 10/01/2042	18,000	19,735
Freddie Mac
1.306% due 10/25/2044	785	792

Total U.S. Government Agencies (Cost $29,106)		29,185

U.S. TREASURY OBLIGATIONS 17.4%
U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2021	1,423	1,630
2.375% due 01/15/2027	3,295	4,557
2.500% due 01/15/2029	5,015	7,188
U.S. Treasury Notes
0.250% due 08/31/2014	12,900	12,906
0.625% due 09/30/2017 (a)	2,700	2,700
1.000% due 08/31/2019	5,000	4,991
1.625% due 08/15/2022	11,000	10,993

Total U.S. Treasury Obligations (Cost $44,557)		44,965

ASSET-BACKED SECURITIES 4.7%
Chase Issuance Trust
1.889% due 09/15/2015	2,700	2,740

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nelnet Student Loan Trust
1.151% due 07/25/2018	$772	$775
SLM Student Loan Trust
0.451% due 07/25/2017	513	512
0.589% due 03/15/2019	2,292	2,286
0.917% due 01/25/2029	1,793	1,807
1.551% due 10/25/2016	858	864
1.951% due 04/25/2023	2,381	2,482
South Carolina Student Loan Corp.
1.168% due 03/02/2020	800	803

Total Asset-Backed Securities (Cost $12,240)		12,269

SOVEREIGN ISSUES 1.0%
Qatar Government International Bond
4.000% due 01/20/2015	2,400	2,554

Total Sovereign Issues (Cost $2,513)		2,554

SHORT-TERM INSTRUMENTS 64.9%

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 10/01/2012	534	534

(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 06/04/2015 valued at $547. Repurchase proceeds are $534.)

U.S. TREASURY BILLS 36.4%
0.167% due 02/21/2013 - 09/19/2013 (b)(e)(f)	94,000	93,881

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 28.3%
PIMCO Short-Term Floating NAV Portfolio	7,291,734	73,085

Total Short-Term Instruments (Cost $167,477)		167,500

Total Investments 110.8% (Cost $285,031)		$286,224

Written Options (h) (0.0%) (Premiums $5)		(1)

Other Assets and Liabilities (Net) (10.8%)		(28,011)

Net Assets 100.0%		$258,212

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $60 have been pledged as collateral for futures contracts on September 30, 2012. On September 30, 2012, there were no open futures contracts.
(f)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $166 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.500%	12/19/2042	$	1,200	$34	$10

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	111

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

(g)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (2)	Notional Amount (3)		Market Value	Premiums (Received)	Unrealized Appreciation
Brazil Government International Bond	DUB	1.000%	09/20/2022	1.490%	$	400	$(17)	$(23)	$6
Brazil Government International Bond	HUS	1.000%	09/20/2022	1.490%		500	(21)	(30)	9

							$(38)	$(53)	$15

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid	Unrealized Appreciation
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.783%	07/10/2016	GLM	$	7,800	$12	$1	$11

(h)	Written options outstanding on September 30, 2012:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT 5-Year Note December Futures	$123.000	10/26/2012	75	$5	$(1)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Premium
Balance at 05/31/2012	0	$0
Sales	75	5
Closing Buys	0	0
Expirations	0	0
Exercised	0	0

Balance at 09/30/2012	75	$5

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$22,716	$0	$22,716
Industrials	0	3,030	0	3,030
Utilities	0	1,445	0	1,445
Municipal Bonds & Notes
Washington	0	2,560	0	2,560
U.S. Government Agencies	0	29,185	0	29,185
U.S. Treasury Obligations	0	44,965	0	44,965
Asset-Backed Securities	0	12,269	0	12,269
Sovereign Issues	0	2,554	0	2,554
Short-Term Instruments
Repurchase Agreements	0	534	0	534
U.S. Treasury Bills	0	93,881	0	93,881

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
PIMCO Short-Term Floating NAV Portfolio	$73,085	$0	$0	$73,085
	$73,085	$213,139	$0	$286,224

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	15	0	15
Interest Rate Contracts	0	21	0	21
	$0	$36	$0	$36

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$0	$(1)	$0	$(1)

Totals	$73,085	$213,174	$0	$286,259

112	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(j)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$5	$5
Unrealized appreciation on OTC swap agreements	0	15	0	0	11	26

	$0	$15	$0	$0	$16	$31

Liabilities:
Written options outstanding	$0	$0	$0	$0	$1	$1

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain (loss) on swaps	$0	$1	$0	$0	$(127)	$(126)

Net Change in Unrealized Appreciation on Derivatives:
Net change in unrealized appreciation on written options	$0	$0	$0	$0	$4	$4
Net change in unrealized appreciation on swaps	0	15	0	0	21	36

	$0	$15	$0	$0	$25	$40

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative appreciation of $10 as reported in the Notes to Schedule of Investments.

(k)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
DUB	$(17)	$0	$(17)
GLM	12	0	12
HUS	(21)	0	(21)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	113

Schedule of Investments PIMCO Moderate Duration Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 16.6%

BANKING & FINANCE 8.4%
Bank of America Corp.
3.625% due 03/17/2016	$1,700	$1,794
Citigroup, Inc.
4.587% due 12/15/2015	1,700	1,846
Export-Import Bank of Korea
4.375% due 09/15/2021	300	338
5.000% due 04/11/2022	900	1,062
Fidelity National Financial, Inc.
5.500% due 09/01/2022	1,100	1,182
Ford Motor Credit Co. LLC
2.500% due 01/15/2016	1,200	1,216
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	1,200	1,422
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017	100	116
Vesey Street Investment Trust
4.404% due 09/01/2016	1,700	1,821

		10,797

INDUSTRIALS 8.2%
ADT Corp.
3.500% due 07/15/2022	1,200	1,250
Altria Group, Inc.
10.200% due 02/06/2039	500	860
American Airlines Pass-Through Trust
5.250% due 07/31/2022	474	494
Amgen, Inc.
3.875% due 11/15/2021	1,100	1,185
Celgene Corp.
1.900% due 08/15/2017	1,200	1,219
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026 (a)	600	617
Google, Inc.
3.625% due 05/19/2021	1,200	1,353
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026	1,000	1,057
Verisk Analytics, Inc.
4.125% due 09/12/2022	1,200	1,222

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Walgreen Co.
1.800% due 09/15/2017	$1,200	$1,215

		10,472

Total Corporate Bonds & Notes (Cost $20,864)		21,269

MUNICIPAL BONDS & NOTES 1.5%

NEW YORK 0.5%
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.968% due 03/01/2036	500	648

WASHINGTON 1.0%
Energy Northwest, Washington Revenue Notes, Series 2012
2.147% due 07/01/2018	1,200	1,228

Total Municipal Bonds & Notes (Cost $1,846)		1,876

U.S. GOVERNMENT AGENCIES 22.9%
Fannie Mae
4.500% due 10/01/2042	9,000	9,740
5.500% due 10/01/2042	18,000	19,735

Total U.S. Government Agencies (Cost $29,405)		29,475

U.S. TREASURY OBLIGATIONS 31.2%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 07/15/2022	6,476	7,084
1.750% due 01/15/2028	437	567
U.S. Treasury Notes
0.625% due 09/30/2017 (a)	700	700
1.000% due 08/31/2019	2,500	2,496
1.625% due 08/15/2022	5,500	5,496
1.750% due 05/15/2022 (c)	23,381	23,723

Total U.S. Treasury Obligations (Cost $39,970)		40,066

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 50.8%

REPURCHASE AGREEMENTS 40.0%
Banc of America Securities LLC
0.220% due 10/01/2012	$12,800	$12,800
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.875% due 02/28/2017 valued at $13,064. Repurchase proceeds are $12,800.)
Credit Suisse Securities (USA) LLC
0.280% due 10/01/2012	12,800	12,800
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 3.125% due 01/31/2017 valued at $13,104. Repurchase proceeds are $12,800.)
JPMorgan Securities, Inc.
0.260% due 10/01/2012	25,400	25,400
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 1.250% due 03/15/2014 - 08/31/2015 valued at $25,939. Repurchase proceeds are $25,401.)
State Street Bank and Trust Co.
0.010% due 10/01/2012	343	343
(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 06/04/2015 valued at $351. Repurchase proceeds are $343.)

		51,343

SHORT-TERM NOTES 0.9%
Appalachian Power Co.
0.810% due 08/16/2013	1,200	1,201

U.S. TREASURY BILLS 9.9%
0.137% due 03/28/2013	12,700	12,692

Total Short-Term Instruments (Cost $65,234)		65,236

Total Investments 123.0% (Cost $157,319)		$157,922

Written Options (e) (0.0%) (Premiums $2)		0

Other Assets and Liabilities (Net) (23.0%)		(29,524)

Net Assets 100.0%		$128,398

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $56 have been pledged as collateral for futures contracts on September 30, 2012. On September 30, 2012, there were no open futures contracts.
(d)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-18 5-Year Index	FBF	1.000%	06/20/2017	$	1,900	$9	$(6)	$15
CDX.IG-19 5-Year Index	CBK	1.000%	12/20/2017		4,100	4	7	(3)

						$13	$1	$12

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

114	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Written options outstanding on September 30, 2012:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT 5-Year Note December Futures	$123.000	10/26/2012	40	$2	$0

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Premium
Balance at 07/31/2012	0	$0
Sales	40	2
Closing Buys	0	0
Expirations	0	0
Exercised	0	0

Balance at 09/30/2012	40	$2

(f)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$10,797	$0	$10,797
Industrials	0	8,921	1,551	10,472
Municipal Bonds & Notes
New York	0	648	0	648
Washington	0	1,228	0	1,228
U.S. Government Agencies	0	29,475	0	29,475
U.S. Treasury Obligations	0	40,066	0	40,066
Short-Term Instruments
Repurchase Agreements	0	51,343	0	51,343
Short-Term Notes	0	1,201	0	1,201

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
U.S. Treasury Bills	$0	$12,692	$0	$12,692
	$0	$156,371	$1,551	$157,922

Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$15	$0	$15

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	$0	$(3)	$0	$(3)

Totals	$0	$156,383	$1,551	$157,934

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 07/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (3)
Investments, at value
Corporate Bonds & Notes
Industrials	$0	$1,550	$0	$(1)	$0	$2	$0	$0	$1,551	$2

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Industrials	$1,551	Third Party Vendor	Broker Quote	104.25-105.75

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	115

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)

September 30, 2012 (Unaudited)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(g)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on OTC swap agreements	$0	$15	$0	$0	$0	$15

Liabilities:
Unrealized depreciation on OTC swap agreements	$0	$3	$0	$0	$0	$3

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives:
Net realized gain on swaps	$0	$49	$0	$0	$0	$49

Net Change in Unrealized Appreciation on Derivatives:
Net change in unrealized appreciation on written options	$0	$0	$0	$0	$2	$2
Net change in unrealized appreciation on swaps	0	12	0	0	0	12

	$0	$12	$0	$0	$2	$14

(1)	See note 6 in the Notes to Financial Statements for additional information.

(h)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
CBK	$4	$0	$4
FBF	9	0	9

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

116	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Mortgage Portfolio

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.0%

INDUSTRIALS 0.0%
CVS Pass-Through Trust
6.036% due 12/10/2028	$1,699	$1,977

Total Corporate Bonds & Notes (Cost $1,698)		1,977

MUNICIPAL BONDS & NOTES 0.0%

TEXAS 0.0%
Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	1,076

Total Municipal Bonds & Notes (Cost $1,461)		1,076

U.S. GOVERNMENT AGENCIES 120.0%
Fannie Mae
0.000% due 08/25/2022 (b)	8	7
0.277% due 07/25/2037	3,473	3,339
0.305% due 12/25/2036	1,275	1,219
0.363% due 04/25/2035	1,360	1,343
0.367% due 10/25/2035	4,515	4,426
0.417% due 03/25/2035 - 10/27/2037	47,599	47,377
0.437% due 07/25/2032 - 09/26/2033	382	375
0.467% due 02/25/2037 - 05/25/2037	4,922	4,939
0.477% due 06/25/2032	4	4
0.497% due 10/25/2033	1	1
0.517% due 12/25/2028	35	35
0.577% due 02/25/2033	37	36
0.617% due 06/25/2029 - 06/25/2032	911	910
0.620% due 04/18/2028	76	76
0.627% due 04/25/2036	1,095	1,103
0.662% due 02/25/2037	4,415	4,441
0.667% due 04/25/2034	4,736	4,769
0.670% due 10/18/2030	64	64
0.687% due 12/25/2040	30,671	30,856
0.697% due 12/25/2040	90,120	90,628
0.717% due 03/25/2017 - 01/25/2041	229,518	230,961
0.750% due 09/18/2027	157	158
0.769% due 06/25/2018	2	2
0.797% due 08/25/2037 - 06/25/2041	25,041	25,246
0.817% due 05/25/2036	689	689
0.867% due 09/25/2023	78	79
1.117% due 04/25/2032 - 04/25/2037	19,933	20,210
1.319% due 05/25/2023	40	41
1.348% due 08/01/2042 - 10/01/2044	5,018	5,116
1.361% due 03/01/2035	509	522
1.519% due 11/25/2021	23	23
1.548% due 10/01/2030 - 12/01/2040	653	676
1.625% due 06/01/2017 - 08/01/2017	53	54
1.645% due 07/01/2030	25	25
1.953% due 06/01/2023	25	25
2.021% due 11/01/2035	768	803
2.077% due 02/01/2035	854	902
2.088% due 04/01/2022	53	55
2.113% due 05/01/2030	61	64

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.139% due 01/01/2030	$36	$36
2.155% due 03/01/2035	156	165
2.170% due 06/01/2019	4	5
2.200% due 11/01/2026	98	104
2.207% due 11/01/2035	36	38
2.223% due 02/01/2026	10	11
2.230% due 10/01/2028 - 04/01/2030	64	68
2.245% due 11/01/2025	47	50
2.250% due 03/01/2025 - 06/01/2026	25	26
2.253% due 08/01/2029	61	64
2.265% due 05/01/2029	16	16
2.270% due 09/01/2028	1	1
2.277% due 07/01/2032	69	70
2.285% due 09/01/2035	758	811
2.299% due 04/01/2030 - 12/01/2031	29	30
2.301% due 03/01/2024 - 06/01/2035	110	116
2.310% due 02/01/2027	54	58
2.312% due 11/01/2025	123	132
2.330% due 04/01/2030	49	50
2.338% due 05/01/2026	19	20
2.340% due 09/01/2031	34	37
2.352% due 05/01/2027	70	76
2.360% due 03/01/2017 - 11/01/2017	5	5
2.366% due 10/01/2016 - 10/01/2031	91	91
2.368% due 10/01/2023	20	20
2.375% due 07/01/2017	1	1
2.385% due 06/01/2035	5,192	5,551
2.391% due 06/01/2032	276	295
2.395% due 09/01/2030 - 04/01/2032	28	29
2.400% due 03/01/2030 - 05/01/2030	328	339
2.402% due 09/01/2030	22	23
2.423% due 02/01/2021	52	52
2.424% due 07/01/2024	3	3
2.455% due 11/01/2031	37	39
2.457% due 07/01/2027	20	21
2.461% due 05/01/2019	108	112
2.463% due 06/01/2030	98	105
2.480% due 05/01/2035	220	232
2.498% due 11/01/2017	8	8
2.500% due 09/01/2027 - 04/01/2033	351,255	369,424
2.503% due 01/01/2035	429	460
2.514% due 04/01/2019	31	33
2.520% due 06/01/2029	24	24
2.550% due 09/01/2035	1,920	2,056
2.553% due 03/01/2018	4	5
2.563% due 02/01/2034	259	277
2.566% due 09/01/2034	397	420
2.572% due 05/01/2036	186	197
2.607% due 08/01/2024	2	2
2.610% due 12/01/2029	4	4
2.612% due 10/01/2035 - 12/01/2035	334	359
2.625% due 08/01/2023 - 12/01/2023	42	45
2.639% due 09/01/2017	160	165
2.641% due 07/01/2035	446	479
2.657% due 12/01/2027	27	29
2.675% due 05/25/2035	534	572
2.701% due 07/01/2034	333	358

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.718% due 02/01/2032	$720	$771
2.719% due 07/01/2035	193	207
2.721% due 03/01/2035	362	387
2.726% due 08/01/2035	299	321
2.785% due 02/01/2035	190	203
2.817% due 02/01/2015	16	16
3.000% due 10/01/2027 - 11/01/2042	450,707	476,301
3.027% due 04/01/2035	144	156
3.090% due 02/01/2017	113	119
3.095% due 12/01/2017 - 02/01/2024	187	196
3.100% due 11/01/2017	3	3
3.175% due 08/01/2029	34	35
3.250% due 06/01/2017	3	3
3.257% due 05/01/2036	2,065	2,144
3.418% due 09/01/2027	3	3
3.500% due 06/01/2014 - 11/01/2042	322,546	344,592
3.535% due 05/01/2036	21	22
3.576% due 08/01/2026	19	20
3.672% due 06/01/2029	10	10
3.730% due 10/01/2016	19	19
3.779% due 05/01/2036	15	16
3.919% due 05/01/2036	42	45
4.000% due 05/01/2013 - 11/01/2042	953,351	1,026,712
4.123% due 02/01/2026	40	43
4.195% due 02/01/2025	38	38
4.211% due 01/01/2026	6	6
4.296% due 11/01/2028	461	498
4.305% due 04/01/2020 - 11/01/2028	318	338
4.349% due 08/01/2028	162	175
4.398% due 02/01/2028	194	210
4.478% due 10/01/2035	154	164
4.500% due 05/01/2014 - 11/01/2042	675,495	733,459
4.509% due 01/01/2028	9	10
4.537% due 02/01/2031	171	174
4.627% due 09/01/2034	87	94
4.631% due 02/01/2031	374	390
4.736% due 09/01/2035	96	103
4.772% due 11/01/2035	2,453	2,634
4.875% due 05/01/2019	9	10
4.954% due 01/01/2029	19	20
4.977% due 07/01/2024	5	5
4.997% due 01/01/2024	4	5
5.000% due 10/01/2012 - 10/01/2042	139,987	153,571
5.022% due 05/01/2035	718	775
5.077% due 12/01/2030	364	382
5.186% due 02/01/2030	305	329
5.352% due 11/01/2035	307	333
5.482% due 02/01/2031	137	148
5.500% due 11/01/2017 - 11/01/2042	431,883	476,701
5.558% due 09/01/2020	13	14
5.633% due 02/01/2036	243	265
5.700% due 08/01/2018	300	322
5.750% due 11/01/2024	1	1
6.000% due 03/25/2017 - 10/01/2040	334,520	372,340
6.250% due 12/25/2013	117	120
6.290% due 02/25/2029	1,500	1,700
6.300% due 06/25/2031 - 10/17/2038	5,856	7,225
6.410% due 08/01/2016	844	874

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	117

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 07/01/2013 - 05/01/2040	$79,107	$89,999
6.589% due 10/25/2031	18	21
6.703% due 08/01/2028	1,243	1,440
6.850% due 12/18/2027	835	971
6.875% due 02/01/2018	49	50
7.000% due 01/01/2013 - 06/01/2037	1,720	1,995
7.008% due 01/01/2030	223	236
7.491% due 08/01/2014	3	3
7.500% due 12/01/2012 - 07/25/2041	2,036	2,398
7.730% due 01/01/2025	836	930
7.800% due 10/25/2022 - 06/25/2026	87	101
8.000% due 06/01/2015 - 05/01/2032	72	87
8.200% due 04/25/2025	14	16
8.500% due 11/01/2017	53	59
8.735% due 06/25/2032	95	96
8.750% due 11/25/2019 - 06/25/2021	105	122
9.000% due 03/25/2021 - 11/01/2025	67	79
9.000% due 05/25/2022 - 06/25/2022 (a)	29	7
9.500% due 11/25/2020 - 04/01/2025	243	278
510.000% due 09/25/2019 (a)	0	1
839.670% due 08/25/2020 (a)	0	1
Farmer Mac
6.775% due 01/25/2013	711	707
8.342% due 04/25/2030	402	400
FDIC Structured Sale Guaranteed Notes
0.732% due 11/29/2037	4,359	4,348
Federal Housing Administration
1.000% due 12/01/2018	649	649
6.875% due 12/01/2016	123	121
6.896% due 07/01/2020	186	182
7.430% due 12/01/2018^	73	72
7.430% due 02/01/2020 - 05/01/2024	3,037	2,998
7.450% due 05/01/2021	809	799
Freddie Mac
0.371% due 07/15/2019 - 10/15/2020	1,666	1,669
0.421% due 03/15/2031	233	233
0.451% due 02/15/2019	2,772	2,781
0.457% due 07/25/2031	40	42
0.467% due 05/25/2031	257	253
0.471% due 07/15/2034	66	66
0.497% due 09/25/2031	274	253
0.521% due 05/15/2036	157	157
0.571% due 12/15/2029 - 12/15/2030	501	502
0.621% due 06/15/2018	1,345	1,352
0.671% due 08/15/2029 - 08/15/2032	19,456	19,571
0.691% due 11/15/2040	33,722	33,914
0.700% due 03/15/2024 - 09/15/2026	417	420
0.701% due 10/15/2040	76,699	77,109
0.721% due 02/15/2028 - 11/15/2040	147,834	148,833
0.750% due 05/15/2023	1	1
0.761% due 10/15/2037	24,974	25,244
0.771% due 03/15/2032 - 07/15/2041	3,011	3,031

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.801% due 07/15/2037	$3,712	$3,744
0.821% due 08/15/2035	5,023	5,076
1.171% due 04/15/2031	2,989	3,062
1.221% due 06/15/2031	206	211
1.421% due 07/15/2027	1,120	1,126
1.511% due 07/25/2044	16,540	16,910
1.570% due 11/25/2019 (a)	86,316	7,066
1.625% due 01/01/2017 - 10/01/2024	16	16
1.950% due 06/01/2030	1	1
2.085% due 04/01/2025	28	29
2.120% due 10/01/2023	499	506
2.160% due 03/01/2033	183	193
2.200% due 09/01/2027 - 10/01/2027	27	28
2.226% due 10/01/2018	2	3
2.250% due 10/01/2024 - 08/01/2029	137	144
2.252% due 06/01/2022	33	33
2.259% due 11/01/2027	133	142
2.262% due 01/01/2028	61	64
2.322% due 06/01/2022	4	4
2.325% due 09/01/2027	39	40
2.326% due 04/01/2029	39	41
2.328% due 02/01/2029	195	209
2.330% due 04/01/2031	5	5
2.331% due 06/01/2024	19	21
2.332% due 09/01/2028	28	29
2.334% due 07/01/2024 - 09/01/2026	234	243
2.348% due 12/01/2032	93	98
2.356% due 11/01/2027 - 08/01/2031	18	19
2.365% due 10/01/2023	42	44
2.366% due 05/01/2017 - 09/01/2018	101	105
2.369% due 07/01/2035	890	950
2.370% due 07/01/2030	129	134
2.374% due 03/01/2032	70	75
2.375% due 08/01/2031 - 11/01/2031	3	4
2.376% due 11/01/2027	78	79
2.377% due 02/01/2031	12	12
2.388% due 08/01/2027	11	11
2.392% due 11/01/2029	1,149	1,232
2.407% due 06/01/2028 - 07/01/2028	373	400
2.426% due 12/01/2029	183	197
2.450% due 05/01/2019	9	9
2.460% due 12/01/2026	14	15
2.462% due 02/01/2029	124	130
2.467% due 10/01/2035	524	562
2.469% due 07/01/2029	29	31
2.470% due 10/01/2024	84	89
2.482% due 07/01/2027	46	49
2.491% due 05/01/2032	32	32
2.497% due 12/01/2035	2,047	2,188
2.500% due 09/01/2027	22,026	23,182
2.515% due 05/01/2032	552	579
2.518% due 02/01/2027	374	399
2.520% due 04/01/2036	937	1,004
2.533% due 07/01/2030	14	15
2.563% due 10/01/2027	33	36
2.568% due 08/01/2030	6	6
2.579% due 03/01/2027	8	8
2.618% due 08/01/2018	35	37
2.639% due 02/01/2027	37	37
2.738% due 10/01/2036	490	527

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.750% due 12/01/2018	$2	$2
2.756% due 03/01/2035	253	256
2.791% due 03/01/2033	74	76
2.892% due 09/01/2024	22	24
2.947% due 11/01/2034	391	421
2.975% due 05/01/2032	9	10
2.988% due 07/01/2019	48	49
3.125% due 09/01/2018 - 04/01/2019	19	19
3.190% due 08/15/2032	728	761
3.500% due 12/15/2022 - 07/15/2032	73	76
3.790% due 03/01/2029	80	81
4.000% due 03/15/2023 - 10/01/2042	458,489	492,915
4.500% due 06/01/2018 - 10/01/2042	452,787	489,696
5.000% due 11/15/2017 - 10/01/2042	304,614	331,390
5.100% due 08/01/2035	498	537
5.500% due 11/01/2018 - 10/01/2042	285,153	311,734
6.000% due 03/01/2017 - 05/01/2040	55,980	61,844
6.250% due 12/15/2028	694	782
6.500% due 08/01/2016 - 10/25/2043	15,644	17,713
7.000% due 01/01/2015 - 12/01/2032	736	855
7.000% due 10/25/2023 (a)	59	12
7.400% due 02/01/2021	157	155
7.500% due 03/01/2022 - 01/15/2030	275	319
7.500% due 08/15/2029 (a)	14	3
7.645% due 05/01/2025	738	881
8.000% due 11/01/2013 - 09/01/2030	26	28
8.500% due 11/15/2018 - 08/01/2027	173	202
9.000% due 12/15/2020 - 02/15/2021	146	162
9.050% due 06/15/2019	30	33
9.500% due 12/15/2020 - 06/01/2021	177	178
9.500% due 11/01/2021 (a)	14	3
Ginnie Mae
0.421% due 05/16/2030 - 02/16/2032	419	421
0.521% due 12/16/2026 - 01/16/2031	526	532
0.569% due 06/20/2032	250	253
0.621% due 06/16/2031 - 03/16/2032	626	633
0.671% due 10/16/2030	21	21
0.721% due 02/16/2030 - 04/16/2032	454	460
0.771% due 12/16/2025	356	360
0.794% due 09/20/2061	47,054	47,397
0.821% due 02/16/2030	56	57
0.871% due 02/16/2030	48	49
1.055% due 01/20/2060	13,490	13,716
1.169% due 03/20/2031	2,154	2,205
1.219% due 02/20/2031	1,338	1,354
1.279% due 01/20/2059	1,007	1,030
1.308% due 10/20/2058	887	909
1.310% due 08/20/2058	2,374	2,428
1.485% due 03/16/2051 (a)	32,965	2,114

118	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.625% due 08/20/2017 - 07/20/2035	$28,238	$29,274
1.750% due 04/20/2017 - 04/20/2033	13,963	14,550
2.000% due 06/20/2017 - 08/20/2030	3,122	3,260
2.125% due 01/20/2034	6,094	6,369
2.500% due 09/20/2017 - 09/20/2030	141,932	150,918
3.000% due 06/20/2018 - 11/01/2042	205,991	220,675
3.500% due 03/20/2016 - 11/01/2042	207,793	227,415
4.000% due 11/20/2018 - 11/01/2042	160,449	176,633
4.500% due 09/15/2033 - 11/01/2042	494,493	545,852
5.000% due 03/15/2033 - 10/01/2042	547,181	604,766
5.500% due 05/15/2031 - 10/01/2042	105,647	117,625
6.000% due 10/15/2023 - 10/01/2042	82,446	93,352
6.250% due 03/16/2029	1,695	1,828
6.500% due 10/15/2023 - 10/01/2042	26,565	30,747
6.962% due 03/16/2041	2,051	2,144
7.000% due 05/15/2023 - 02/16/2029	668	736
7.500% due 02/15/2017 - 11/15/2031	1,169	1,322
7.750% due 10/15/2025	17	17
8.000% due 12/15/2017 - 09/20/2031	3,242	3,482
8.500% due 06/15/2027 - 03/20/2031	800	900
9.000% due 04/15/2020 - 12/15/2030	64	66
9.500% due 12/15/2021	33	37
NCUA Guaranteed Notes
0.608% due 03/06/2020	6,439	6,445
0.698% due 11/05/2020	186,064	186,622
0.788% due 12/08/2020	77,414	77,956
Small Business Administration
5.370% due 04/01/2028	8,743	10,082
5.490% due 05/01/2028	10,917	12,642
5.870% due 05/01/2026 - 07/01/2028	8,080	9,409
6.220% due 12/01/2028	1,457	1,711
7.190% due 12/01/2019	93	104
7.220% due 11/01/2020	323	363
Vendee Mortgage Trust
6.500% due 03/15/2029	1,419	1,701
6.687% due 01/15/2030	480	581

Total U.S. Government Agencies (Cost $9,145,428)		9,291,773

MORTGAGE-BACKED SECURITIES 9.1%
Adjustable Rate Mortgage Trust
3.113% due 09/25/2035	1,968	1,792
American Home Mortgage Assets LLC
0.407% due 10/25/2046	2,503	1,493
0.507% due 08/25/2037^	11,803	2,449
American Home Mortgage Investment Trust
0.457% due 05/25/2047^	1,720	127
2.709% due 02/25/2045	1,788	1,763

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Funding Corp.
0.509% due 05/20/2035	$1,600	$965
5.753% due 10/25/2036^	3,377	2,565
5.837% due 01/25/2037	2,756	2,080
Banc of America Mortgage Trust
2.671% due 06/20/2031	212	210
2.998% due 07/25/2034	11	11
3.000% due 02/25/2036	1,174	935
3.123% due 07/25/2033	198	203
3.626% due 07/20/2032	48	39
6.500% due 10/25/2031	44	46
BCAP LLC Trust
0.736% due 01/26/2036	9,330	8,057
5.500% due 11/26/2035	19,000	19,471
Bear Stearns Adjustable Rate Mortgage Trust
2.471% due 08/25/2033	1,742	1,762
2.497% due 08/25/2033	1,108	1,147
2.857% due 11/25/2030	7	7
2.875% due 01/25/2034	6	6
2.911% due 02/25/2033	13	12
3.109% due 04/25/2034	13	12
Bear Stearns Alt-A Trust
2.865% due 08/25/2036^	6,443	1,747
2.890% due 05/25/2035	940	847
2.921% due 11/25/2036	1,304	876
2.974% due 11/25/2036	1,146	734
4.848% due 11/25/2036^	580	428
Bear Stearns Commercial Mortgage Securities
5.906% due 06/11/2040	382	412
7.000% due 05/20/2030	1,558	1,787
Bear Stearns Mortgage Securities, Inc.
3.510% due 06/25/2030	11	11
Bear Stearns Structured Products, Inc.
2.837% due 12/26/2046	2,758	1,607
Bella Vista Mortgage Trust
0.469% due 05/20/2045	754	508
CC Mortgage Funding Corp.
0.397% due 05/25/2036	495	378
0.467% due 08/25/2035	934	714
0.739% due 01/25/2035	660	234
Citigroup Commercial Mortgage Trust
6.263% due 12/10/2049	5,600	5,744
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035	1,080	1,074
2.600% due 05/25/2035	30	29
2.679% due 08/25/2035	1,793	986
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	2,477	2,016
Commercial Mortgage Acceptance Corp.
1.399% due 07/15/2031 (a)	1,381	41
Commercial Mortgage Pass-Through Certificates Trust
2.562% due 07/10/2046 (a)	87,719	5,504
2.648% due 07/10/2046 (a)	57,826	4,920
4.867% due 05/10/2043	13,317	13,894
5.306% due 12/10/2046	1,900	2,184
Countrywide Alternative Loan Trust
0.387% due 01/25/2037^	825	570
0.407% due 11/25/2046	3,818	2,523
0.417% due 05/25/2036	717	451
0.419% due 07/20/2046^	1,574	778
0.427% due 05/25/2035	1,973	1,368
0.427% due 07/25/2046	3,290	2,381
0.429% due 03/20/2046	3,474	2,095
0.437% due 05/25/2035	370	244
0.447% due 08/25/2046	1,621	307
0.467% due 05/25/2035	543	209
0.467% due 09/25/2046	4,050	871

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.467% due 10/25/2046	$1,889	$639
0.477% due 07/25/2046	2,803	607
0.487% due 05/25/2036^	1,607	298
0.497% due 12/25/2035	495	412
0.499% due 09/20/2046	8,724	1,360
0.557% due 10/25/2046	2,250	49
0.567% due 06/25/2037	2,297	87
0.567% due 06/25/2047	359	43
0.587% due 11/25/2035	919	152
0.637% due 12/25/2035	1,175	596
6.000% due 10/25/2032	60	64
6.250% due 11/25/2036^	3,018	2,465
Countrywide Home Loan Mortgage Pass-Through Trust
0.447% due 05/25/2035	2,068	1,606
0.507% due 04/25/2035	1,482	1,111
0.517% due 04/25/2046	2,906	591
0.527% due 03/25/2035	3,362	2,451
0.547% due 02/25/2035	1,268	1,119
0.557% due 02/25/2035	35	30
0.557% due 03/25/2036	1,138	488
0.567% due 02/25/2036	1,761	637
0.617% due 03/25/2035	805	128
2.125% due 07/19/2031	8	8
2.298% due 09/25/2034	742	571
2.616% due 11/19/2033	21	22
3.012% due 08/25/2034	1,137	952
3.116% due 11/19/2033	30	30
3.729% due 09/25/2047^	2,193	1,604
5.264% due 02/20/2036	1,324	1,118
Credit Suisse First Boston Mortgage Securities Corp.
0.199% due 08/15/2038 (a)	247,436	42
2.460% due 06/25/2033	54	54
4.902% due 06/25/2032	5	5
Credit Suisse Mortgage Capital Certificates
0.451% due 10/15/2021	994	963
5.187% due 07/26/2037	9,783	10,182
5.695% due 04/16/2049	4,600	5,185
5.759% due 04/12/2049	1,998	2,082
5.866% due 06/15/2039	3,500	3,971
Credit Suisse Mortgage Capital Trust
5.579% due 04/25/2037	3,443	2,194
DBUBS Mortgage Trust
1.578% due 07/12/2044	7,190	7,363
Deutsche Mortgage Securities, Inc.
1.484% due 06/28/2047	8,103	8,072
DLJ Mortgage Acceptance Corp.
4.622% due 11/25/2023	14	13
Extended Stay America Trust
3.330% due 01/05/2013 (a)	78,225	439
FFCA Secured Lending Corp.
8.180% due 09/18/2027	2,000	1,869
8.970% due 09/18/2027	4,000	1,440
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035	968	992
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031	39	41
First Republic Mortgage Loan Trust
0.571% due 11/15/2031	4,632	4,606
1.198% due 11/15/2031	1,103	829
3.055% due 06/25/2030	3,155	3,253
Greenpoint Mortgage Funding Trust
0.417% due 10/25/2046	3,165	1,306
0.417% due 12/25/2046^	2,963	975
0.487% due 04/25/2036^	1,953	281
0.537% due 09/25/2046^	2,602	576
0.557% due 10/25/2046	3,483	939

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	119

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Greenpoint Mortgage Pass-Through Certificates
3.177% due 10/25/2033	$151	$149
GS Mortgage Securities Corp.
1.731% due 03/06/2020	2,810	2,810
GSR Mortgage Loan Trust
0.477% due 08/25/2046	3,793	855
2.749% due 06/25/2034	97	97
2.920% due 04/25/2036	635	570
Harborview Mortgage Loan Trust
0.349% due 04/19/2038	905	670
0.409% due 07/21/2036	2,813	1,970
0.469% due 09/19/2046^	1,413	194
2.550% due 11/19/2034	122	87
2.913% due 08/19/2034	3,937	3,480
3.111% due 07/19/2035	73	68
5.322% due 08/19/2036^	1,734	1,453
Homebanc Mortgage Trust
0.397% due 12/25/2036	738	510
Indymac Adjustable Rate Mortgage Trust
1.815% due 01/25/2032	11	10
Indymac Index Mortgage Loan Trust
0.417% due 11/25/2046	3,682	1,435
0.427% due 05/25/2046	2,146	1,569
0.457% due 07/25/2035	2,053	1,555
0.467% due 02/25/2037	2,450	790
0.517% due 06/25/2037^	760	298
0.537% due 02/25/2035	442	345
2.506% due 01/25/2036	3	2
2.671% due 12/25/2034	21	19
4.854% due 01/25/2036	2,785	2,249
4.919% due 08/25/2035^	2,384	1,883
Indymac Mortgage Loan Trust
0.517% due 11/25/2035^	313	145
JPMorgan Alternative Loan Trust
0.716% due 06/27/2037	22,775	17,480
JPMorgan Chase Commercial Mortgage Securities Corp.
0.596% due 07/15/2019	23,491	22,786
2.377% due 06/15/2043 (a)	21,583	1,308
4.853% due 03/15/2046	5,717	5,929
5.305% due 01/15/2049	13,552	13,664
5.336% due 05/15/2047	200	230
5.794% due 02/12/2051	300	358
JPMorgan Mortgage Trust
3.183% due 10/25/2035	3,600	3,459
Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (a)	22	2
LB Mortgage Trust
8.509% due 01/20/2017	630	632
LB-UBS Commercial Mortgage Trust
5.303% due 02/15/2040	1,183	1,184
Luminent Mortgage Trust
0.397% due 12/25/2036	3,800	2,493
0.417% due 10/25/2046	3,146	2,414
MASTR Adjustable Rate Mortgages Trust
0.457% due 05/25/2037	1,183	691
0.517% due 05/25/2047	3,917	981
0.557% due 05/25/2047	3,322	484
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	211	215
MASTR Seasoned Securities Trust
2.620% due 10/25/2032	658	654
Mellon Residential Funding Corp.
0.661% due 12/15/2030	1,446	1,446
0.701% due 06/15/2030	206	207
0.921% due 11/15/2031	1,334	1,323
1.101% due 11/15/2031	161	131

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch Alternative Note Asset
0.517% due 03/25/2037	$1,933	$881
Merrill Lynch Mortgage Investors Trust
2.322% due 01/25/2029	4,000	3,580
2.499% due 04/25/2035	59	59
Merrill Lynch Mortgage Investors, Inc.
0.594% due 04/25/2028 (a)	169	1
Morgan Stanley Dean Witter Capital
4.740% due 11/13/2036	1,268	1,273
Morgan Stanley Mortgage Loan Trust
0.587% due 11/25/2035	3,628	2,205
0.727% due 02/25/2047	2,542	1,706
2.900% due 07/25/2035	2,404	1,838
5.701% due 02/25/2047	5,696	3,711
Mortgage Equity Conversion Asset Trust
0.660% due 10/25/2041	26,328	21,375
0.660% due 02/25/2042	7,054	5,846
0.670% due 01/25/2042	49,944	40,361
0.710% due 05/25/2042	167,424	136,241
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	4,587	4,339
6.138% due 03/25/2047	4,187	3,961
7.000% due 02/19/2030	482	483
Ocwen Residential MBS Corp.
6.746% due 06/25/2039^	27	2
Prime Mortgage Trust
0.617% due 02/25/2034	129	117
RBSSP Resecuritization Trust
0.717% due 11/26/2035	595	563
0.717% due 10/26/2045	2,549	2,533
Residential Accredit Loans, Inc. Trust
0.417% due 12/25/2046^	2,992	951
0.427% due 04/25/2046	13,586	6,756
0.467% due 08/25/2037	3,552	2,512
0.487% due 05/25/2046^	2,325	566
0.522% due 09/25/2046	4,947	1,066
0.617% due 03/25/2033	239	231
3.441% due 08/25/2035^	682	411
Residential Asset Mortgage Products Trust
6.500% due 04/25/2034	62	62
Residential Asset Securitization Trust
0.617% due 05/25/2033	137	129
Residential Funding Mortgage Securities, Inc. Trust
3.338% due 09/25/2035	2,458	1,954
RiverView HECM Trust
0.277% due 07/25/2047	22,164	18,175
0.690% due 05/25/2047	5,418	4,690
0.967% due 09/26/2041	79,170	64,227
Royal Bank of Scotland Capital Funding Trust
5.305% due 01/16/2049	2,162	2,167
Sequoia Mortgage Trust
0.919% due 10/19/2026	71	71
0.937% due 11/22/2024	18	18
0.979% due 10/20/2027	1,925	1,926
2.743% due 01/20/2047	2,055	1,703
Sovereign Commercial Mortgage Securities Trust
6.026% due 07/22/2030	1,217	1,244
Structured Adjustable Rate Mortgage Loan Trust
0.437% due 05/25/2037	9,728	6,529
0.707% due 06/25/2034	980	868
2.788% due 07/25/2034	107	106
2.809% due 01/25/2035	2,751	2,469
2.817% due 08/25/2035	37	33
4.671% due 11/25/2035^	2,796	2,163
6.000% due 10/25/2037^	3,202	1,864
Structured Asset Mortgage Investments, Inc.
0.347% due 03/25/2037	350	230

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.407% due 06/25/2036	$588	$435
0.447% due 05/25/2045	2,874	2,070
0.469% due 07/19/2035	6,764	6,521
0.517% due 08/25/2036	4,250	1,325
0.879% due 09/19/2032	4,184	4,009
0.879% due 10/19/2034	330	315
0.919% due 03/19/2034	1,213	1,183
2.985% due 05/02/2030	75	50
3.338% due 05/25/2022	491	504
Structured Asset Securities Corp.
2.453% due 07/25/2032	2	2
2.514% due 02/25/2032	2	2
2.603% due 01/25/2032	197	165
2.712% due 06/25/2033	73	72
2.822% due 08/25/2032	529	528
2.843% due 10/28/2035	349	316
5.376% due 04/25/2033	180	178
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	2,321	1,489
5.970% due 09/25/2036	9,085	2,452
6.015% due 07/25/2037	4,509	3,045
Thornburg Mortgage Securities Trust
3.650% due 06/25/2043	3,904	4,016
Wachovia Bank Commercial Mortgage Trust
0.311% due 09/15/2021	2,522	2,442
WaMu Mortgage Pass-Through Certificates
0.437% due 07/25/2046^	280	28
0.447% due 04/25/2045	155	146
0.477% due 11/25/2045	2,109	1,908
0.527% due 01/25/2045	5,142	4,960
0.537% due 01/25/2045	698	662
0.537% due 07/25/2045	143	135
0.547% due 01/25/2045	2,831	2,668
0.750% due 07/25/2044	428	231
0.917% due 12/25/2045	1,012	137
0.958% due 07/25/2047	4,164	3,290
0.988% due 11/25/2046	739	567
1.148% due 02/25/2046	2,282	2,041
1.348% due 11/25/2042	121	113
1.548% due 06/25/2042	634	595
1.548% due 08/25/2042	1,428	1,333
2.314% due 12/25/2036^	2,475	1,981
2.344% due 01/25/2047	2,421	2,136
2.422% due 04/25/2037	2,590	1,938
2.453% due 06/25/2033	1,356	1,399
2.574% due 03/25/2034	27	28
2.594% due 05/25/2046	1,459	1,123
2.594% due 08/25/2046	531	465
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.467% due 07/25/2046	1,492	303
1.118% due 05/25/2046	3,152	1,937
6.268% due 07/25/2036	3,843	1,989
Washington Mutual MSC Mortgage Pass-Through Certificates
2.497% due 11/25/2030	429	429
Wells Fargo Commercial Mortgage Trust
2.167% due 10/15/2045 (a)	52,300	7,251
Wells Fargo Mortgage-Backed Securities Trust
0.717% due 07/25/2037	2,513	2,038
2.710% due 10/25/2033	350	357
WF-RBS Commercial Mortgage Trust
1.032% due 06/15/2044 (a)	7,090	274

Total Mortgage-Backed Securities (Cost $781,615)		709,595

120	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 4.5%
Aames Mortgage Investment Trust
1.017% due 10/25/2035	$174	$173
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	1,745	1,237
Access Group, Inc.
1.751% due 10/27/2025	11,927	12,002
ACE Securities Corp.
0.277% due 10/25/2036	378	121
0.917% due 08/25/2030	38	34
1.267% due 07/25/2034	2,778	2,783
AFC Home Equity Loan Trust
0.767% due 12/26/2029	8	7
1.027% due 06/25/2029	399	232
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	570	573
Ameriquest Mortgage Securities, Inc.
0.827% due 01/25/2035	5,152	2,367
Amortizing Residential Collateral Trust
0.757% due 06/25/2032	42	35
0.797% due 07/25/2032	736	616
0.917% due 10/25/2031	336	265
Amresco Residential Securities Mortgage Loan Trust
0.712% due 06/25/2028	102	93
0.772% due 06/25/2027	393	375
0.847% due 09/25/2028	1,238	992
1.157% due 06/25/2029	204	174
Argent Securities, Inc.
0.707% due 10/25/2035	7,500	3,476
Asset-Backed Funding Certificates Trust
1.237% due 03/25/2032	812	639
Asset-Backed Securities Corp. Home Equity
0.297% due 05/25/2037	10	8
0.741% due 06/15/2031	187	180
0.847% due 09/25/2034	4,548	3,200
Bayview Financial Acquisition Trust
0.566% due 05/28/2037	3,280	1,782
5.208% due 04/28/2039	169	167
Bear Stearns Asset-Backed Securities Trust
0.617% due 09/25/2046	2,785	2,033
1.192% due 02/25/2034	362	296
1.417% due 10/25/2032	338	304
1.717% due 11/25/2042	752	663
2.984% due 06/25/2043	57	57
Carrington Mortgage Loan Trust
0.697% due 10/25/2035	6,500	4,231
CDC Mortgage Capital Trust
1.267% due 01/25/2033	1,180	957
Centex Home Equity
0.517% due 01/25/2032	218	185
1.067% due 01/25/2032	832	534
Chase Funding Mortgage Loan Asset-Backed Certificates
0.817% due 07/25/2033	45	40
0.857% due 08/25/2032	746	582
0.877% due 11/25/2032	516	452
CIT Group Home Equity Loan Trust
0.487% due 06/25/2033	772	686
0.797% due 03/25/2033	36	35
0.867% due 12/25/2031	773	641
Citigroup Mortgage Loan Trust, Inc.
0.277% due 05/25/2037	11	11
0.277% due 07/25/2045	626	491
5.764% due 01/25/2037	3,952	2,695
Conseco Finance
0.921% due 08/15/2033	2,896	2,521
1.721% due 05/15/2032	679	514

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Conseco Financial Corp.
6.240% due 12/01/2028	$2,035	$2,115
7.550% due 01/15/2029	228	247
8.050% due 11/15/2026	57	59
Countrywide Asset-Backed Certificates
0.267% due 07/25/2037	15	15
0.467% due 04/25/2036	239	226
0.667% due 06/25/2033	220	203
0.687% due 11/25/2033	140	136
1.117% due 10/25/2047	3,182	2,341
1.217% due 09/25/2032	1,361	1,178
Credit Suisse First Boston Mortgage Securities Corp.
0.577% due 05/25/2044	264	258
Credit-Based Asset Servicing and Securitization LLC
0.287% due 01/25/2037	423	111
1.317% due 04/25/2032	318	265
Delta Funding Home Equity Loan Trust
1.041% due 09/15/2029	17	14
Denver Arena Trust
6.940% due 11/15/2019	4,679	4,779
EMC Mortgage Loan Trust
0.587% due 05/25/2040	529	474
Equifirst Mortgage Loan Trust
0.457% due 01/25/2034	275	254
First Plus Home Loan Owners Trust
7.670% due 05/10/2024	399	405
GE-WMC Mortgage Securities LLC
0.257% due 08/25/2036	89	33
GMAC Mortgage Corp. Loan Trust
0.697% due 01/25/2029	567	458
GSAMP Trust
0.367% due 10/25/2036	9,714	1,193
0.617% due 02/25/2033	478	379
0.707% due 09/25/2035	9,000	5,885
Illinois Student Assistance Commission
0.931% due 04/25/2017	4,070	4,076
IMC Home Equity Loan Trust
6.880% due 11/20/2028	19	19
7.520% due 08/20/2028	53	53
Irwin Home Equity Corp.
1.567% due 02/25/2029	718	593
JPMorgan Mortgage Acquisition Corp.
0.277% due 03/25/2047	19	17
0.297% due 08/25/2036	80	30
Lehman XS Trust
0.447% due 06/25/2046^	858	61
0.537% due 11/25/2046^	1,943	421
Long Beach Mortgage Loan Trust
1.267% due 10/25/2034	1,074	853
1.642% due 03/25/2032	1,451	1,236
MASTR Asset-Backed Securities Trust
0.717% due 12/25/2034^	7,500	6,810
Merrill Lynch Mortgage Investors, Inc.
0.277% due 10/25/2037	1,685	378
0.297% due 09/25/2037	272	64
0.577% due 06/25/2035	957	827
MESA Trust
1.017% due 12/25/2031	846	608
Mid-State Trust
6.340% due 10/15/2036	1,054	1,056
7.340% due 07/01/2035	684	712
7.400% due 07/01/2035	29	30
7.790% due 07/01/2035	39	39
7.791% due 03/15/2038	1,592	1,581
Morgan Stanley ABS Capital
1.017% due 07/25/2037	610	582

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Mortgage Loan Trust
0.577% due 04/25/2037	$466	$211
5.726% due 10/25/2036	4,433	2,623
5.750% due 04/25/2037	1,230	923
6.000% due 07/25/2047	3,066	2,367
New Century Home Equity Loan Trust
0.667% due 06/25/2035	7,500	5,858
Option One Mortgage Loan Trust
0.737% due 02/25/2035	4,092	1,892
0.817% due 01/25/2032	119	117
Park Place Securities, Inc.
0.477% due 09/25/2035	617	597
0.717% due 07/25/2035	5,000	4,240
0.917% due 10/25/2034	7,500	4,523
Renaissance Home Equity Loan Trust
0.577% due 11/25/2034	223	178
0.657% due 08/25/2033	682	599
0.717% due 12/25/2033	3,482	3,109
1.417% due 08/25/2032	1,704	1,326
Residential Asset Securities Corp. Trust
0.717% due 07/25/2032^	1,008	641
0.797% due 06/25/2033	137	107
0.817% due 06/25/2032	93	65
Residential Funding Mortgage Securities, Inc. Trust
8.350% due 12/25/2024	148	147
8.350% due 03/25/2025	46	45
Residential Mortgage Loan Trust
1.717% due 09/25/2029	161	146
SACO, Inc.
0.737% due 06/25/2036^	585	544
Salomon Brothers Mortgage Securities, Inc.
1.192% due 10/25/2028	204	196
1.600% due 01/25/2032	382	320
6.930% due 08/25/2028	481	472
Saxon Asset Securities Trust
0.897% due 12/26/2034	1,041	913
Securitized Asset-Backed Receivables LLC
0.257% due 01/25/2037	106	93
0.277% due 12/25/2036^	3,063	777
SLC Student Loan Trust
4.750% due 06/15/2033	1,451	1,393
SLM Student Loan Trust
0.531% due 07/25/2019	546	544
0.531% due 04/27/2020	2,535	2,518
0.541% due 07/25/2019	3,776	3,764
0.561% due 04/25/2017	46	46
0.621% due 07/25/2023	3,000	2,966
0.901% due 01/25/2017	881	882
1.201% due 01/25/2019	2,200	2,208
1.551% due 10/25/2016	841	847
1.589% due 12/15/2033	5,703	5,632
1.951% due 04/25/2023	137,769	143,575
3.500% due 08/17/2043	34,211	33,249
Soundview Home Loan Trust
0.277% due 11/25/2036	98	32
Specialty Underwriting & Residential Finance
0.717% due 09/25/2036	7,500	3,251
0.897% due 01/25/2034	289	235
1.417% due 10/25/2035	3,122	1,732
Structured Asset Investment Loan Trust
0.657% due 04/25/2035	5,000	3,607
0.697% due 09/25/2035	13,000	6,974
0.727% due 08/25/2035	9,000	2,644
1.192% due 09/25/2034	1,306	780
1.492% due 12/25/2034	1,624	848
Structured Asset Securities Corp.
0.617% due 05/25/2034	880	804

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	121

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.797% due 01/25/2033	$15	$14
1.792% due 01/25/2033	667	492
Trapeza CDO LLC
1.381% due 11/16/2034	1,000	362
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	2,500	2,519
UPS Capital Business Credit
0.801% due 04/15/2026	115	17
Vanderbilt Mortgage Finance
7.905% due 02/07/2026	5	5
Wells Fargo Home Equity Trust
0.847% due 04/25/2034	1,577	1,088

Total Asset-Backed Securities (Cost $403,355)		346,590

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 6.9%

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 10/01/2012	$5,294	$5,294

(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 06/04/2015 valued at $5,403. Repurchase proceeds are $5,294.)

U.S. TREASURY BILLS 0.1%
0.146% due 03/07/2013 - 09/19/2013 (c)(e)(g)	5,645	5,640

	SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (d) 6.7%
PIMCO Short-Term Floating NAV Portfolio	13,938,209	$139,703
PIMCO Short-Term Floating NAV Portfolio III	38,037,144	380,485

		520,188

Total Short-Term Instruments (Cost $531,224)		531,122

Total Investments 140.5% (Cost $10,864,781)		$10,882,133

Other Assets and Liabilities (Net) (40.5%)		(3,139,077)

Net Assets 100.0%		$7,743,056

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $1,912 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of September 30, 2012.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $10,662 at a weighted average interest rate of 0.214%.
(g)	Securities with an aggregate market value of $3,728 have been pledged as collateral as of September 30, 2012 for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation
Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	JPM	(1.750%	)	07/20/2018	$	5,000	$1,244	$0	$1,244
CIFC Funding Ltd. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CBK	(2.150%	)	10/20/2020		5,000	884	0	884
LB-UBS Commercial Mortgage Trust 5.652% due 09/15/2040	JPM	(1.170%	)	09/15/2040		4,000	2,419	0	2,419
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.400% due 02/25/2034	BRC	(1.190%	)	02/25/2034		579	241	0	241
Merrill Lynch Mortgage Trust 5.604% due 06/12/2043	UAG	(1.080%	)	06/12/2043		10,000	7,827	0	7,827
Merrill Lynch Mortgage Trust 5.390% due 11/12/2037	JPM	(1.150%	)	11/12/2037		4,000	3,393	0	3,393
Morgan Stanley ABS Capital 1-Month USD-LIBOR plus 1.700% due 12/27/2033	MYC	(1.390%	)	12/27/2033		543	201	0	201
Novastar Home Equity Loan 1-Month USD-LIBOR plus 3.500% due 09/25/2034	GST	(3.950%	)	09/25/2034		931	890	0	890
Octagon Investment Partners Ltd. 3-Month USD-LIBOR plus 1.400% due 10/18/2020	JPM	(1.850%	)	10/18/2020		1,000	266	0	266
Race Point CLO Ltd. 3-Month USD-LIBOR plus 1.650% due 04/15/2020	WNA	(1.950%	)	04/15/2020		2,000	399	0	399
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.300% due 02/25/2035	BRC	(1.240%	)	02/25/2035		589	494	0	494
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%	)	10/11/2021		1,500	291	0	291

							$18,549	$0	$18,549

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	GST	0.960%	09/25/2034	$	7,500	$(1,065)	$(2,550)	$1,485
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.800% due 08/25/2034	GST	0.800%	08/25/2034		6,500	(2,142)	(2,145)	3
Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.650% due 06/25/2035	GST	0.650%	06/25/2035		8,000	(1,005)	(2,400)	1,395

122	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2) (Cont.)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.460% due 07/25/2035	GST	0.690%	07/25/2035	$	6,959	$(2,479)	$(2,436)	$(43)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 0.700% due 10/25/2034	GST	1.050%	10/25/2034		268	(134)	(86)	(48)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.650% due 10/25/2034	GST	0.650%	10/25/2034		7,500	(1,534)	(2,250)	716
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.740% due 12/25/2034	GST	0.740%	12/25/2034		5,000	(625)	(1,600)	975
Residential Asset Mortgage Products Trust 1-Month USD-LIBOR plus 0.620% due 11/25/2034	GST	0.620%	11/25/2034		4,120	(172)	(1,153)	981
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.950% due 04/25/2034	GST	1.425%	04/25/2034		481	(281)	(192)	(89)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.300% due 11/25/2034	GST	1.950%	11/25/2034		188	(178)	(177)	(1)

						$(9,615)	$(14,989)	$5,374

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051	$	26,600	$1,667	$4,604	$(2,937)
CMBX.NA.AAA.4 Index	CBK	(0.350%	)	02/17/2051		22,050	1,382	870	512
CMBX.NA.AAA.4 Index	DUB	(0.350%	)	02/17/2051		50,000	3,133	4,343	(1,210)
CMBX.NA.AAA.4 Index	GST	(0.350%	)	02/17/2051		10,000	627	1,100	(473)
CMBX.NA.AAA.4 Index	JPM	(0.350%	)	02/17/2051		48,000	3,007	8,236	(5,229)
CMBX.NA.AAA.4 Index	MYC	(0.350%	)	02/17/2051		92,000	5,763	6,524	(761)
CMBX.NA.AAA.4 Index	RYL	(0.350%	)	02/17/2051		1,000	63	157	(94)
CMBX.NA.AAA.4 Index	UAG	(0.350%	)	02/17/2051		6,000	376	401	(25)
CMBX.NA.AAA.5 Index	GST	(0.350%	)	02/15/2051		19,500	1,035	3,656	(2,621)

							$17,053	$29,891	$(12,838)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	2.500%	10/01/2027	$267,000	$281,017	$(280,642)
Fannie Mae	3.000%	10/01/2042	405,500	428,568	(428,056)
Fannie Mae	3.500%	10/01/2042	86,000	91,760	(92,235)
Fannie Mae	5.000%	10/01/2042	5,000	5,455	(5,452)
Fannie Mae	5.000%	11/01/2042	40,000	43,603	(43,600)
Freddie Mac	2.500%	10/01/2027	23,000	24,171	(24,150)
Freddie Mac	5.000%	10/01/2042	4,000	4,343	(4,335)

				$878,917	$(878,470)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	123

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

(j)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Corporate Bonds & Notes
Industrials	$0	$1,977	$0	$1,977
Municipal Bonds & Notes
Texas	0	1,076	0	1,076
U.S. Government Agencies	0	9,009,437	282,336	9,291,773
Mortgage-Backed Securities	0	416,608	292,987	709,595
Asset-Backed Securities	0	346,000	590	346,590
Short-Term Instruments
Repurchase Agreements	0	5,294	0	5,294
U.S. Treasury Bills	0	5,640	0	5,640
PIMCO Short-Term Floating NAV Portfolios	$520,188	$0	$0	$520,188
	$520,188	$9,786,032	$575,913	$10,882,133

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Short Sales, at value	$0	$(878,470)	$0	$(878,470)

Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$23,333	$1,283	$24,616

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	$0	$(13,531)	$0	$(13,531)

Totals	$520,188	$8,917,364	$577,196	$10,014,748

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
U.S. Government Agencies	$363,181	$(2)	$(17,549)	$(7)	$0	$1,544	$649	$(65,480)	$282,336	$833
Mortgage-Backed Securities	265,056	43,017	(5,919)	357	400	(9,924)	0	0	292,987	(9,346)
Asset-Backed Securities	647	0	(87)	0	0	13	17	0	590	11

	$628,884	$43,015	$(23,555)	$350	$400	$(8,367)	$666	$(65,480)	$575,913	$(8,502)

Financial Derivative Instruments (2) - Assets
Credit Contracts	$1,595	$0	$0	$0	$0	$(312)	$0	$0	$1,283	$(312)

Totals	$630,479	$43,015	$(23,555)	$350	$400	$(8,679)	$666	$(65,480)	$577,196	$(8,814)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$6,315	Benchmark Pricing	Base Price	97.98-119.31
	649	Other Valuation Techniques	—	—
	275,372	Third Party Vendor	Broker Quote	99.75-100.75
Mortgage-Backed Securities	18,806	Benchmark Pricing	Base Price	84.83-100.35
	274,181	Third Party Vendor	Broker Quote	36.00-86.56
Asset-Backed Securities	17	Benchmark Pricing	Base Price	14.74
	573	Third Party Vendor	Broker Quote	100.50

Financial Derivative Instruments (2) - Assets
Credit Contracts	1,283	Indicative Market Quotations	Broker Quote	18.12-20.37

Total	$577,196

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

124	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

(k)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on OTC swap agreements	$0	$24,616	$0	$0	$0	$24,616

Liabilities:
Unrealized depreciation on OTC swap agreements	$0	$13,531	$0	$0	$0	$13,531

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain (loss) on swaps	$0	$5,960	$0	$0	$(3,557)	$2,403

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on swaps	$0	$1,519	$0	$0	$(1,433)	$86

(1)	See note 6 in the Notes to Financial Statements for additional information.

(l)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$1,667	$(1,780)	$(113)
BRC	735	(750)	(15)
CBK	2,266	(2,340)	(74)
DUB	3,133	(3,300)	(167)
GST	(6,772)	3,728	(3,044)
JPM	10,329	(10,480)	(151)
MYC	5,964	(5,960)	4
RYL	63	(80)	(17)
UAG	8,203	(10,030)	(1,827)
WNA	399	(650)	(251)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	125

Schedule of Investments PIMCO Municipal Sector Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 96.4%

ALABAMA 0.2%
Birmingham Special Care Facilities Financing Authority, Alabama Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	$500	$593

ALASKA 0.6%
Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	1,970	2,375

ARIZONA 6.1%
Pima County, Arizona Regional Transportation Authority Revenue Bonds, Series 2011
5.000% due 06/01/2026	9,390	11,143
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2026	2,000	2,339
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	10,000	10,923

		24,405

CALIFORNIA 17.3%
Anaheim Public Financing Authority, California Revenue Bonds, (AGM Insured), Series 1997
0.000% due 09/01/2022	2,000	1,363
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	144
6.918% due 04/01/2040	100	139
Brea Redevelopment Agency, California Tax Allocation Bonds, Series 2011
0.000% due 08/01/2033	2,500	655
California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2002
5.250% due 01/01/2026	1,550	1,557
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	12,500	14,320
5.500% due 11/15/2040	8,500	10,146
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	5,000	5,529
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	1,000	1,001
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 10/01/2028	2,500	2,804
California State University Revenue Bonds, (AGM Insured), Series 2007
5.000% due 11/01/2025	300	346
Dublin Unified School District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2024	410	254
Huntington Beach Union High School District, California General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2005
0.000% due 08/01/2030	3,000	1,366
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,161
Los Angeles Community College District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 08/01/2027	1,200	1,376

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles Wastewater System, California Revenue Bonds, Series 2009
5.375% due 06/01/2039	$4,000	$4,557
Newport Mesa Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2030	1,500	753
Poway Unified School District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2021	2,500	1,836
0.000% due 08/01/2027	2,500	1,340
Salinas Union High School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2003
0.000% due 10/01/2027	1,000	509
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	3,900	4,227
San Marcos Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2028	2,000	1,007
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	250	296
Santa Monica-Malibu Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 08/01/2022	5,000	3,467
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	150	169
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.125% due 06/01/2046	9,500	7,583
University of California Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 05/15/2031	1,000	1,075
Whittier Union High School District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2025	1,500	787

		69,767

COLORADO 0.8%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	3,000	3,386

DISTRICT OF COLUMBIA 3.5%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	10,000	11,303
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2009
5.500% due 10/01/2039	2,500	2,940

		14,243

FLORIDA 3.8%
Florida State Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	1,285	1,574
Florida State General Obligation Bonds, (BABs), Series 2010
5.200% due 06/01/2025	1,000	1,145
Jacksonville Economic Development Commission, Florida Revenue Bonds, Series 2007
5.300% due 05/01/2037	500	500
Jacksonville, Florida Revenue Bonds, Series 2012
5.000% due 10/01/2025	5,500	6,538
Miami-Dade County, Florida Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 10/01/2035	4,000	4,191

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, Series 2011
5.000% due 10/01/2022	$1,000	$1,224

		15,172

GEORGIA 2.4%
Atlanta, Georgia Airport Revenue Bonds, Series 2012
5.000% due 01/01/2037	1,250	1,408
DeKalb County, Georgia Revenue Bonds, Series 2011
5.250% due 10/01/2036	7,000	8,049

		9,457

ILLINOIS 11.1%
Chicago Board of Education, Illinois General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	1,059
Chicago, Illinois General Obligation Bonds, (NPFGC Insured), Series 2001
5.590% due 01/01/2023	1,555	1,755
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 08/15/2036	3,000	3,361
Illinois Finance Authority Revenue Bonds, Series 2010
5.500% due 04/01/2044	1,500	1,666
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	1,200	1,446
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	9,250	10,100
Illinois State Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037	5,000	5,935
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	8,905	9,918
Peoria Public Building Commission, Illinois Revenue Bonds, (AGC Insured), Series 2009
0.000% due 12/01/2020	3,000	2,282
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	6,205	7,279

		44,801

LOUISIANA 1.4%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	4,810	5,764

MARYLAND 1.0%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	1,600	1,726
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	2,000	2,433

		4,159

MASSACHUSETTS 0.9%
Massachusetts Port Authority Revenue Bonds, Series 2012
5.000% due 07/01/2032	2,000	2,371
5.000% due 07/01/2033	1,200	1,418

		3,789

126	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MICHIGAN 1.9%
Detroit, Michigan Water Supply System Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 07/01/2034	$125	$126
Lansing Board of Water & Light, Michigan Revenue Bonds, Series 2011
5.000% due 07/01/2025	4,335	5,227
Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.750% due 05/15/2038	2,000	2,256

		7,609

NEBRASKA 1.8%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	6,635	7,134

NEW JERSEY 9.4%
New Jersey Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	5,500	6,326
New Jersey Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 1997
0.000% due 02/15/2017	3,000	2,641
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,800
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
5.000% due 01/01/2031	7,850	9,053
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.000% due 06/15/2026	5,610	6,705
5.250% due 06/15/2025	5,310	6,501
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	6,000	4,946

		37,972

NEW YORK 17.1%
Build NYC Resource Corp., New York Revenue Notes, Series 2012
5.000% due 08/01/2018	1,400	1,651
5.000% due 08/01/2019	1,445	1,714
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2011
5.250% due 05/01/2025	3,000	3,590
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	10,000	11,144
5.750% due 02/15/2047	1,500	1,773
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2009
5.000% due 11/15/2034	2,500	2,823
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2033	5,000	5,797
5.000% due 11/15/2036	7,850	8,814
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2047	1,000	1,109
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2023	2,000	2,476
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
4.750% due 06/15/2035	4,000	4,425

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.000% due 06/15/2039	$500	$569
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2026	5,000	6,041
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2009
5.375% due 01/15/2034	1,905	2,177
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	3,000	3,391
5.750% due 11/15/2051	3,000	3,538
New York State Dormitory Authority Revenue Bonds, (AGC Insured), Series 2011
5.250% due 10/01/2025	1,455	1,741
Port Authority of New York & New Jersey Revenue Bonds, (NPFGC/FGIC Insured), Series 2001
5.000% due 08/01/2036	3,310	3,315
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	2,300	2,670

		68,758

NORTH CAROLINA 0.7%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2035	2,500	2,851

OHIO 1.3%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	250	302
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.000% due 06/01/2042	6,100	5,054

		5,356

PENNSYLVANIA 2.6%
Philadelphia, Pennsylvania Water & Sewer Revenue Bonds, Series 2011
5.000% due 01/01/2041	7,500	8,345
Reading Area Water Authority, Pennsylvania Revenue Bonds, Series 2011
5.000% due 12/01/2031	2,000	2,246

		10,591

PUERTO RICO 2.1%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2011
5.000% due 08/01/2043	8,000	8,318

RHODE ISLAND 0.4%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2002
6.250% due 06/01/2042	1,425	1,455

TENNESSEE 1.3%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2025	3,000	3,211
5.000% due 02/01/2027	2,000	2,146

		5,357

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 6.7%
Conroe Independent School District, Texas General Obligation Bonds, Series 2009
5.750% due 02/15/2035	$5,000	$5,877
Harrison County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2010
5.250% due 07/01/2028	1,250	1,350
North Texas Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	1,500	1,792
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,231
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	8,000	9,717
Texas State General Obligation Bonds, Series 2011
5.000% due 08/01/2031	5,000	5,868

		26,835

WASHINGTON 1.9%
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	2,000	2,202
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	2,500	3,092
Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2025	2,000	2,479

		7,773

WISCONSIN 0.1%
Wisconsin State General Obligation Bonds, (NPFGC Insured), Series 2006
5.000% due 05/01/2037	180	190

Total Municipal Bonds & Notes (Cost $340,486)		388,110

SHORT-TERM INSTRUMENTS 3.5%

REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
0.010% due 10/01/2012	1,588	1,588

(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $1,623. Repurchase proceeds are $1,588.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 3.1%
PIMCO Short-Term Floating NAV Portfolio	1,241,673	12,445

Total Short-Term Instruments (Cost $14,033)		14,033

Total Investments 99.9% (Cost $354,519)		$402,143

Other Assets and Liabilities (Net) 0.1%		521

Net Assets 100.0%		$402,664

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	127

Schedule of Investments PIMCO Municipal Sector Portfolio (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Portfolio.
(b)	Cash of $708 has been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond December Futures	Short	12/2012	235	$(232)

(c)	Centrally cleared swap agreements outstanding on September 30, 2012:

Cash of $2,564 has been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	$	25,000	$(972)	$(1,733)

(d)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Premiums Paid	Unrealized (Depreciation)
MCDX 5-Year Index	CBK	(1.000%	)	12/20/2016	$	6,700	$114	$153	$(39)
MCDX 5-Year Index	JPM	(1.000%	)	12/20/2016		13,700	234	338	(104)

							$348	$491	$(143)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Municipal Bonds & Notes
Alabama	$0	$593	$0	$593
Alaska	0	2,375	0	2,375
Arizona	0	24,405	0	24,405
California	0	69,767	0	69,767
Colorado	0	3,386	0	3,386
District of Columbia	0	14,243	0	14,243
Florida	0	15,172	0	15,172
Georgia	0	9,457	0	9,457
Illinois	0	44,801	0	44,801
Louisiana	0	5,764	0	5,764
Maryland	0	4,159	0	4,159
Massachusetts	0	3,789	0	3,789
Michigan	0	7,609	0	7,609
Nebraska	0	7,134	0	7,134
New Jersey	0	37,972	0	37,972
New York	0	68,758	0	68,758
North Carolina	0	2,851	0	2,851
Ohio	0	5,356	0	5,356

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Pennsylvania	$0	$10,591	$0	$10,591
Puerto Rico	0	8,318	0	8,318
Rhode Island	0	1,455	0	1,455
Tennessee	0	5,357	0	5,357
Texas	0	26,835	0	26,835
Washington	0	7,773	0	7,773
Wisconsin	0	190	0	190
Short-Term Instruments
Repurchase Agreements	0	1,588	0	1,588
PIMCO Short-Term Floating NAV Portfolio	12,445	0	0	12,445
	$12,445	$389,698	$0	$402,143

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(143)	0	(143)
Interest Rate Contracts	(232)	(1,733)	0	(1,965)
	$(232)	$(1,876)	$0	$(2,108)

Totals	$12,213	$387,822	$0	$400,035

128	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(f)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$128	$128

Liabilities:
Unrealized depreciation on OTC swap agreements	$0	$143	$0	$0	$0	$143

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized (Loss) on Derivatives:
Net realized (loss) on futures contracts	$0	$0	$0	$0	$(2,722)	$(2,722)
Net realized (loss) on swaps	0	(105)	0	0	0	(105)

	$0	$(105)	$0	$0	$(2,722)	$(2,827)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$34	$34
Net change in unrealized (depreciation) on swaps	0	(38)	0	0	(1,733)	(1,771)

	$0	$(38)	$0	$0	$(1,699)	$(1,737)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative (depreciation) of $(232) and open centrally cleared swaps cumulative (depreciation) of $(1,733) as reported in the Notes to Schedule of Investments.

(g)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
CBK	$114	$0	$114
JPM	234	(330)	(96)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	129

Schedule of Investments PIMCO Real Return Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%
NRG Energy, Inc.
4.000% due 07/01/2018	$2,963	$2,982

Total Bank Loan Obligations (Cost $2,956)		2,982

CORPORATE BONDS & NOTES 0.4%

BANKING & FINANCE 0.4%
Dexia Credit Local S.A.
0.814% due 03/05/2013	8,400	8,341
GATX Financial Corp.
5.800% due 03/01/2016	1,000	1,096
Prudential Financial, Inc. CPI Linked Bond
3.610% due 06/10/2013	1,400	1,409
SLM Corp. CPI Linked Bond
3.492% due 04/01/2014	200	200
3.664% due 02/12/2016	1,140	1,124
3.692% due 03/01/2014	2,824	2,827

Total Corporate Bonds & Notes (Cost $14,561)		14,997

MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	485	371

Total Municipal Bonds & Notes (Cost $465)		371

U.S. TREASURY OBLIGATIONS 92.4%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016 (e)	120,512	127,790
0.125% due 04/15/2017	119,435	128,728
0.125% due 01/15/2022 (f)	50,665	55,320
0.125% due 07/15/2022	219,888	240,520
0.500% due 04/15/2015 (d)(e)(f)	133,847	140,717
0.625% due 07/15/2021	109,941	125,900
1.125% due 01/15/2021	116,500	138,016
1.250% due 04/15/2014	11,692	12,163
1.250% due 07/15/2020 (d)(e)	175,342	209,794
1.375% due 07/15/2018	3,400	3,989
1.375% due 01/15/2020	127,142	152,233
1.625% due 01/15/2015	63,007	67,565
1.750% due 01/15/2028	155,976	202,416
1.875% due 07/15/2013	122,983	126,682
1.875% due 07/15/2015	3,180	3,500

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.875% due 07/15/2019		$5,258	$6,463
2.000% due 01/15/2014 (d)(e)(f)		170,373	178,027
2.000% due 07/15/2014		50,929	54,351
2.000% due 01/15/2016		104,621	117,339
2.000% due 01/15/2026 (e)		277,845	365,649
2.125% due 01/15/2019		15,367	18,870
2.125% due 02/15/2040		16,537	24,218
2.375% due 01/15/2017		28,517	33,465
2.375% due 01/15/2025		211,464	287,525
2.375% due 01/15/2027		97,787	135,244
2.500% due 01/15/2029		115,167	165,057
2.625% due 07/15/2017		25,426	30,755
3.375% due 04/15/2032		23,234	38,653
3.625% due 04/15/2028		42	68
3.875% due 04/15/2029		129,197	215,052

Total U.S. Treasury Obligations (Cost $3,170,436)			3,406,069

MORTGAGE-BACKED SECURITIES 0.1%
Wells Fargo Mortgage-Backed Securities Trust
2.656% due 10/25/2035		2,764	2,741

Total Mortgage-Backed Securities (Cost $2,551)			2,741

ASSET-BACKED SECURITIES 0.0%
Duane Street CLO Ltd.
0.689% due 11/08/2017		481	477

Total Asset-Backed Securities (Cost $465)			477

SOVEREIGN ISSUES 6.6%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	1,800	2,638
4.000% due 08/20/2015		900	1,701
4.000% due 08/20/2020		9,500	19,285
Canada Government Bond
1.500% due 12/01/2044 (a)	CAD	5,255	7,073
4.250% due 12/01/2021 (a)		17,989	26,107
Canada Housing Trust
2.450% due 12/15/2015		5,000	5,257
Instituto de Credito Oficial
1.978% due 03/25/2014	EUR	9,400	11,756
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2016 (a)		63,451	80,736
2.100% due 09/15/2017 (a)		7,388	9,147

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	2,200	$2,870
2.750% due 11/20/2025		31,900	43,743
United Kingdom Gilt
1.250% due 11/22/2017 (a)	GBP	7,373	13,681
1.875% due 11/22/2022 (a)		3,178	6,538
United Kingdom Gilt Inflation Linked
2.500% due 07/26/2016		2,100	11,646

Total Sovereign Issues (Cost $233,758)			242,178

SHORT-TERM INSTRUMENTS 2.2%

COMMERCIAL PAPER 0.5%
Santander Commercial Paper S.A
2.200% due 04/02/2013		$18,000	17,800

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 10/01/2012		693	693

(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 06/04/2015 valued at $707. Repurchase proceeds are $693.)

U.S. TREASURY BILLS 0.0%
0.124% due 03/14/2013 (d)		480	480

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 1.7%
PIMCO Short-Term Floating NAV Portfolio		6,279,303	62,937

Total Short-Term Instruments (Cost $81,910)			81,910

PURCHASED OPTIONS (h) 0.0%
(Cost $2,008)			1,794

Total Investments 101.8% (Cost $3,509,110)			$3,753,519

Written Options (h) (0.1%) (Premiums $3,855)			(4,305)

Other Assets and Liabilities (Net) (1.7%)			(60,423)

Net Assets 100.0%			$3,688,791

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	Affiliated to the Portfolio.
(c)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $6,410 at a weighted average interest rate of 0.213%.
(d)	Securities with an aggregate market value of $5,768 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(e)	Securities with an aggregate market value of $1,009 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar March Futures	Long	03/2016	946	$255
90-Day Eurodollar September Futures	Long	09/2015	506	130
U.S. Treasury 10-Year Note December Futures	Long	12/2012	132	108

				$493

130	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

(f)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $3,887 and cash of $122 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.500%	12/19/2042	$	34,500	$986	$2

(g)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
GATX Financial Corp.	CBK	(1.070%	)	03/20/2016	1.049%	$	1,000	$(1)	$0	$(1)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid	Unrealized Appreciation
United Kingdom Gilt	GST	1.000%	06/20/2015	0.197%	$	7,000	$156	$77	$79

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BPS	$	3,400	$(7)	$(2)	$(5)
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BRC		3,300	(6)	(2)	(4)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		4,800	33	38	(5)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	DUB		8,000	55	58	(3)

							$75	$92	$(17)

(h)	Purchased options outstanding on September 30, 2012:

Straddle Options
Description	Counterparty	Exercise Level (5)	Expiration Date	Notional Amount		Cost (5)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	$	6,000	$510	$456
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012		17,600	1,498	1,338

						$2,008	$1,794

(5)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	131

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

(i)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	$	34,600	$79	$(83)
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		34,600	92	(46)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		23,500	277	(927)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		23,500	442	(13)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		70,200	831	(2,768)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		70,200	1,366	(39)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		83,700	198	(202)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		83,700	198	(112)
Put - OTC 10-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	2.150%	01/07/2013	EUR	12,900	68	(56)

								$3,551	$(4,246)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$12,000	$108	$(18)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	2,800	36	(4)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	16,300	160	(37)

						$304	$(59)

Transactions in written call and put options for the period ended September 30, 2012:

	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2012	$311,200	EUR	0	$4,238
Sales	236,600		12,900	635
Closing Buys	(92,700)		0	(1,018)
Expirations	0		0	0
Exercised	0		0	0

Balance at 09/30/2012	$455,100	EUR	12,900	$3,855

(j)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	88,997	$	91,800	JPM	$0	$(451)	$(451)
10/2012	EUR	21,727		27,689	BPS	110	(341)	(231)
10/2012		13,960		18,149	CBK	210	0	210
10/2012		20,300		25,395	GLM	0	(691)	(691)
10/2012		331		428	JPM	2	0	2
10/2012		8,791		11,385	RYL	111	(23)	88
10/2012		3,461		4,264	UAG	0	(184)	(184)
10/2012	GBP	1,891		3,072	BPS	19	0	19
10/2012		13,949		22,656	BRC	131	0	131
10/2012		25,440		40,233	GLM	0	(848)	(848)
10/2012		4,078		6,616	RBC	31	0	31
10/2012	$	5,451	AUD	5,310	BRC	53	0	53
10/2012		10,270		9,830	CBK	0	(81)	(81)
10/2012		2,043		2,005	HUS	35	0	35
10/2012		1,672		1,596	RBC	0	(17)	(17)
10/2012		2,802		2,760	RYL	59	0	59
10/2012		1,163		1,122	UAG	0	0	0
10/2012		2,538	EUR	1,952	CBK	0	(29)	(29)
10/2012		5,080		3,936	HUS	0	(23)	(23)
10/2012		72,152		55,898	JPM	0	(320)	(320)
10/2012		2,924		2,238	RBC	0	(48)	(48)
10/2012		480		379	RYL	9	(2)	7
10/2012		5,263		4,114	UAG	24	0	24
10/2012		1,637	GBP	1,027	BRC	21	0	21
10/2012		9,098		5,765	DUB	212	0	212
10/2012		33,069		20,423	HUS	0	(89)	(89)
10/2012		17,036		10,712	RYL	262	0	262
10/2012		11,899		7,431	UAG	101	0	101
11/2012	EUR	53,763	$	69,407	JPM	298	0	298
11/2012	GBP	20,423		33,065	HUS	89	0	89

132	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
11/2012	$	428	EUR	331	JPM	$0	$(2)	$(2)
11/2012		5,064		3,936	RYL	0	(4)	(4)
12/2012	CAD	5,474	$	5,594	CBK	36	0	36
12/2012		24,558		25,173	DUB	237	0	237
12/2012		7,984		8,180	RBC	73	0	73
12/2012	JPY	208,007		2,655	BRC	0	(12)	(12)

						$2,123	$ (3,165)	$(1,042)

(k)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$2,982	$0	$2,982
Corporate Bonds & Notes
Banking & Finance	0	14,997	0	14,997
Municipal Bonds & Notes
West Virginia	0	371	0	371
U.S. Treasury Obligations	0	3,406,069	0	3,406,069
Mortgage-Backed Securities	0	2,741	0	2,741
Asset-Backed Securities	0	477	0	477
Sovereign Issues	0	242,178	0	242,178
Short-Term Instruments
Commercial Paper	17,800	0	0	17,800
Repurchase Agreements	0	693	0	693
U.S. Treasury Bills	0	480	0	480
PIMCO Short-Term Floating NAV Portfolio	62,937	0	0	62,937
Purchased Options
Interest Rate Contracts	0	0	1,794	1,794
	$80,737	$3,670,988	$1,794	$3,753,519

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$79	$0	$79
Foreign Exchange Contracts	0	2,123	0	2,123
Interest Rate Contracts	493	2	0	495
	$493	$2,204	$0	$2,697

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(1)	0	(1)
Foreign Exchange Contracts	0	(3,165)	0	(3,165)
Interest Rate Contracts	0	(4,263)	(59)	(4,322)
	$0	$(7,429)	$(59)	$(7,488)

Totals	$81,230	$3,665,763	$1,735	$3,748,728

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Purchased Options
Interest Rate Contracts	$0	$2,008	$0	$0	$0	$(214)	$0	$0	$1,794	$(213)

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(75)	$4	$0	$0	$15	$(3)	$0	$0	$(59)	$12

Totals	$(75)	$2,012	$0	$0	$15	$(217)	$0	$0	$1,735	$(201)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Purchased Options
Interest Rate Contracts	$1,794	Indicative Market Quotations	Broker Quote	7.60

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(59)	Indicative Market Quotations	Broker Quote	0.15-0.23

Total	$1,735

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	133

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(l)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$1,794	$1,794
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	132	132
Unrealized appreciation on foreign currency contracts	0	0	0	2,123	0	2,123
Unrealized appreciation on OTC swap agreements	0	79	0	0	0	79

	$0	$79	$0	$2,123	$1,926	$4,128

Liabilities:
Written options outstanding	$0	$0	$0	$0	$4,305	$4,305
Variation margin payable on financial derivative instruments (2)	0	0	0	0	26	26
Unrealized depreciation on foreign currency contracts	0	0	0	3,165	0	3,165
Unrealized depreciation on OTC swap agreements	0	1	0	0	18	18

	$0	$1	$0	$3,165	$4,349	$7,514

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain on futures contracts	$0	$0	$0	$0	$1,157	$1,157
Net realized (loss) on written options	0	0	0	0	(104)	(104)
Net realized gain (loss) on swaps	0	90	0	0	(1,417)	(1,327)
Net realized gain on foreign currency transactions	0	0	0	1,164	0	1,164

	$0	$90	$0	$1,164	$(364)	$890

Net Change in Unrealized (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(213)	$(213)
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(371)	(371)
Net change in unrealized (depreciation) on written options	0	0	0	0	(947)	(947)
Net change in unrealized (depreciation) on swaps	0	(72)	0	0	(264)	(336)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(3,308)	0	(3,308)

	$0	$(72)	$0	$(3,308)	$(1,795)	$(5,175)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $493 and open centrally cleared swaps cumulative appreciation of $2 as reported in the Notes to Schedule of Investments.

134	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

(m)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BPS	$(315)	$480	$165
BRC	187	0	187
CBK	(827)	939	112
DUB	(1,939)	1,869	(70)
GLM	(1,539)	1,608	69
GST	156	(340)	(184)
HUS	12	0	12
JPM	(472)	814	342
RBC	39	0	39
RYL	1,435	(1,660)	(225)
UAG	(59)	0	(59)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	135

Schedule of Investments PIMCO Senior Floating Rate Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 96.2%
ACCO Brands Corp.
4.250% due 05/01/2019	$50	$50
Acosta, Inc.
5.750% due 03/01/2018	50	50
ADS Waste Holdings, Inc.
5.250% due 09/25/2019	50	50
AES Corp.
4.250% due 05/27/2018	79	79
Allison Transmission, Inc.
2.720% due 08/07/2014	22	22
4.250% due 08/23/2019	25	25
Alpha D2 Limited
5.750% due 04/27/2017	50	50
AMC Entertainment, Inc.
4.750% due 02/22/2018	25	25
AMC Networks, Inc.
4.000% due 12/31/2018	50	50
Ameristar Casinos, Inc.
4.000% due 04/14/2018	49	49
AOT Bedding Super Holdings LLC
5.000% due 08/29/2019	35	35
ARAMARK Corp.
1.971% - 2.237% due 01/26/2014	20	20
3.464% - 3.466% due 07/26/2016	50	50
Arch Coal, Inc.
5.750% due 05/16/2018	50	50
Ashland, Inc.
3.750% due 08/23/2018	74	75
Asurion LLC
5.500% due 05/24/2018	24	24
Atlantic Broadband LLC
5.250% due 04/04/2019	50	50
August LuxUK Holding Company Sarl
6.250% due 04/27/2018	28	29
August U.S. Holding Company, Inc.
6.250% due 04/27/2018	22	22
Avaya, Inc.
3.177% due 10/24/2014	74	72
Avis Budget Car Rental LLC
4.250% due 08/09/2019	25	25
AWAS Aviation Capital Ltd.
5.750% due 07/16/2018	50	51
Bass Pro Group LLC
5.250% due 06/13/2017	50	50
Bausch & Lomb, Inc.
5.250% due 05/17/2019	25	25
BBHI Acquisition LLC
4.500% due 12/14/2017	98	99
Biomet, Inc.
3.216% - 3.369% due 03/25/2015	49	49
BJ’s Wholesale Club, Inc.
5.750% due 09/06/2019	25	25
BNY ConvergEx Group LLC
5.250% due 12/16/2016	72	69
Brickman Group Holdings, Inc.
5.500% due 10/16/2016	35	35
Caesars Entertainment Operating Co., Inc.
5.467% due 01/28/2018	30	27
Calpine Corp.
4.500% due 04/01/2018	49	50
Cannery Casino Resorts LLC
6.000% due 10/01/2018	50	50
Capsugel Holdings U.S., Inc.
4.750% due 08/01/2018	81	81

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cardinal Health, Inc.
4.216% due 09/15/2016	$25	$25
Celanese U.S. Holdings LLC
3.211% due 10/31/2016	69	70
Cellular South, Inc.
4.500% - 5.750% due 07/27/2017	50	50
Charter Communications, Inc.
3.470% due 09/06/2016	38	38
Chrysler Group LLC
6.000% due 05/24/2017	25	25
CNO Financial Group, Inc.
3.500% due 09/28/2018	50	50
Cogeco Cable, Inc.
4.750% due 09/10/2019	25	25
Colfax Corp.
4.500% due 01/13/2019	99	100
Commscope, Inc.
4.250% due 01/14/2018	50	50
Convatec, Inc.
5.000% due 12/22/2016	25	25
Covanta Energy Corp.
4.000% due 03/28/2019	50	50
CPG International, Inc.
5.500% due 09/21/2019	25	25
Crown Castle Operating Co.
4.000% due 01/31/2019	50	50
DaVita, Inc.
4.000% due 08/24/2019	25	25
4.500% due 10/20/2016	49	49
Dean Foods Co.
1.595% due 04/02/2014	49	49
Del Monte Foods Co.
4.500% due 02/16/2018	67	67
Delos Aircraft, Inc.
4.750% due 04/12/2016	100	101
Delphi Corp.
3.500% due 03/31/2017	105	106
DineEquity, Inc.
4.250% - 5.250% due 10/19/2017	34	35
DJO Finance LLC
6.250% due 09/15/2017	25	25
Dole Food Co., Inc.
5.000% - 6.000% due 07/08/2018	48	48
Dollar General Corp.
2.966% due 07/07/2014	70	70
Dunkin’ Brands, Inc.
4.000% - 5.250% due 11/23/2017	49	49
Emergency Medical Services Corp.
5.250% due 05/25/2018	42	43
Endo Pharmaceuticals Holdings, Inc.
4.000% due 06/17/2018	23	23
Essar Steel Algoma, Inc.
8.500% due 09/20/2014	25	25
Everest Acquisition LLC
5.000% due 04/24/2018	50	51
Federal Mogul Corp.
2.158% - 2.168% due 12/27/2014	65	64
2.158% - 2.168% due 12/27/2015	33	33
First Data Corp.
2.967% due 09/24/2014	3	3
Fox Acquisition Sub. LLC
5.500% due 07/31/2017	50	51
Fram Group Holdings, Inc.
6.500% due 07/29/2017	50	50
Freedom Group, Inc.
5.500% - 6.500% due 04/19/2019	50	50

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freescale Acquisition Corp.
4.481% due 12/01/2016	$99	$97
Fresenius Medical Care U.S. Finance, Inc.
3.500% due 09/10/2014	76	76
General Nutrition Centers, Inc.
5.250% due 03/02/2018	100	100
Getty Images, Inc.
3.966% due 11/04/2015	49	49
GFA Brands, Inc.
7.000% due 07/02/2018	50	51
Goodman Global, Inc.
5.750% due 10/28/2016	70	70
Goodyear Engineered Products
3.500% due 07/31/2014	25	25
Goodyear Tire & Rubber Co.
4.750% due 04/30/2019	50	51
Gray Television, Inc.
3.740% due 12/31/2014	49	49
Grifols, Inc.
4.500% due 06/01/2017	25	25
HCA, Inc.
3.466% due 05/01/2018	100	100
Health Management Associates, Inc.
4.500% due 11/18/2018	50	50
Hertz Corp.
3.750% due 03/11/2018	44	44
Homeward Residential Holdings, Inc.
8.250% due 08/08/2017	25	25
IASIS Healthcare LLC
5.000% due 05/03/2018	49	50
IMG Worldwide, Inc.
5.500% due 06/16/2016	20	20
Ineos U.S. Finance LLC
6.500% due 04/27/2018	25	25
Intelsat Jackson Holdings Ltd.
5.250% due 04/02/2018	100	101
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018	99	99
Interactive Data Corp.
4.500% due 02/11/2018	50	50
JBS USA Holdings, Inc.
4.250% due 05/25/2018	50	49
JMC Steel Group
4.750% due 04/01/2017	74	75
Kabel Deutschland GmbH
4.250% due 02/01/2019	25	25
Kinetic Concepts, Inc.
7.000% due 05/04/2018	99	101
Kronos, Inc.
6.250% due 12/28/2017	50	50
Las Vegas Sands LLC
1.720% due 05/23/2014	42	42
Lawson Software, Inc.
5.750% due 10/05/2016	48	49
LIN Television Corp.
5.000% due 12/21/2018	25	25
Live Nation Entertainment, Inc.
4.500% due 11/06/2016	74	74
LPL Holdings, Inc.
4.000% due 03/26/2019	50	50
Manitowoc Co., Inc.
3.250% due 05/13/2016	44	44
4.250% due 11/13/2017	42	42
MCC Georgia LLC
4.500% due 10/23/2017	49	49

136	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MetroPCS Wireless, Inc.
4.000% due 03/17/2018	$98	$99
Michael Foods Group, Inc.
4.250% due 02/25/2018	72	73
Michaels Stores, Inc.
2.688% - 2.750% due 10/31/2013	29	29
Momentive Performance Materials, Inc.
3.750% due 05/05/2015	9	9
NBTY, Inc.
4.250% due 10/01/2017	21	22
Neiman Marcus Group, Inc.
4.750% due 05/16/2018	50	50
Neustar, Inc.
5.000% due 11/08/2018	50	50
Nielsen Finance LLC
2.228% due 08/09/2013	15	15
Noranda Aluminum Acquisition Corp.
5.750% due 02/28/2019	25	25
Novelis, Inc.
4.000% due 03/10/2017	99	99
NRG Energy, Inc.
4.000% due 07/01/2018	49	50
Nuveen Investments, Inc.
5.862% - 5.947% due 05/13/2017	45	45
NXP BV
5.500% due 03/04/2017	50	50
Oberthur Technologies S.A.
6.252% due 08/03/2018	25	25
Oxbow Carbon & Minerals LLC
3.716% due 05/08/2016	47	48
Par Pharmaceutical Co.
5.000% due 10/01/2019	50	50
Petco Animal Supplies, Inc.
4.500% due 11/24/2017	49	50
Pharmaceutical Product Development, Inc.
6.250% due 12/05/2018	50	50
Pinafore LLC
4.250% due 09/29/2016	46	46
Pinnacle Entertainment, Inc.
4.000% due 03/08/2019	50	50
Pinnacle Foods Finance LLC
3.731% due 10/02/2016	20	20
4.750% due 10/17/2018	25	25
Polyone Corp.
5.000% due 12/20/2017	50	50
Prestige Brands, Inc.
5.250% - 6.250% due 01/31/2019	43	43
Quintiles Transnational Corp.
5.000% due 06/08/2018	69	70
Railamerica, Inc.
4.000% due 03/01/2019	25	25
Residential Cap LLC
5.000% due 11/18/2013	25	25
Rexnord LLC
5.000% due 04/01/2018	50	50

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Reynolds Group Holdings Ltd.
4.750% due 09/28/2018	$50	$50
RFC Borrower LLC
6.750% due 11/18/2013	25	25
Rovi Corp.
4.000% due 03/29/2019	50	48
RPI Finance Trust
4.000% due 05/10/2018	98	99
Samson Investment Co.
6.000% due 09/24/2018	40	40
SBA Senior Finance LLC
3.750% due 06/30/2018	99	99
Schaeffler AG
6.000% due 01/27/2017	50	51
Sealed Air Corp.
4.750% due 10/03/2018	98	99
Sensata Technologies BV
4.000% due 05/12/2018	49	50
Sensus USA, Inc.
4.750% - 5.750% due 05/09/2017	99	99
Sophia LP
6.250% due 07/19/2018	49	50
Springleaf Financial Funding Co.
5.500% due 05/10/2017	65	64
SRA International, Inc.
6.500% due 07/20/2018	41	41
SunCoke Energy, Inc.
4.000% due 07/26/2018	49	50
SunGard Data Systems, Inc.
1.966% - 1.977% due 02/28/2014	71	72
SW Acquisitions Co., Inc.
4.000% due 08/16/2017	96	96
Symphonyiri Group, Inc.
5.000% - 6.000% due 12/01/2017	99	99
Syniverse Technologies, Inc.
5.000% due 04/23/2019	50	50
Taminco Global Chemical Corp.
5.250% due 02/15/2019	50	50
Telesat LLC
4.250% due 03/28/2019	50	50
Terex Corp.
5.500% due 04/28/2017	49	49
Toys “R” Us - Delaware, Inc.
5.250% due 05/25/2018	25	25
Transdigm, Inc.
4.000% due 02/14/2017	74	75
TransUnion LLC
5.500% due 02/10/2018	49	50
Tronox Pigments B.V.
1.000% - 4.250% due 02/08/2018	11	11
4.250% - 5.500% due 02/08/2018	39	40
Tube City IMS Corp.
5.750% - 6.750% due 03/20/2019	50	50
Univar, Inc.
5.000% due 06/30/2017	49	49

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Universal Health Services, Inc.
3.750% due 11/15/2016	$51	$51
Univision Communications, Inc.
2.216% due 09/29/2014	26	26
Valeant Pharmaceuticals International, Inc.
4.250% due 02/13/2019	50	50
4.750% due 02/13/2019	50	50
Verifone Systems, Inc.
4.250% due 12/28/2018	28	28
Vertafore, Inc.
5.250% due 07/29/2016	74	74
Vodafone Americas Finance
6.250% due 07/24/2016	77	80
Walter Energy, Inc.
4.000% due 04/01/2018	68	68
Warner Chilcott Co. LLC
4.250% due 03/15/2018	74	74
WaveDivision Holdings LLC
5.500% due 08/15/2019	50	50
Weather Channel, Inc.
4.250% due 02/11/2017	98	99
Weight Watchers International, Inc.
4.000% due 03/15/2019	50	50
Wendys International, Inc.
4.750% due 05/15/2019	50	51
West Corp.
5.750% due 06/30/2018	50	50
Wolverine Healthcare Analytics, Inc.
6.750% due 05/23/2019	50	50
Yankee Candle, Co.
5.250% due 04/02/2019	50	50

Total Bank Loan Obligations (Cost $8,630)		8,720

SHORT-TERM INSTRUMENTS 13.3%

REPURCHASE AGREEMENTS 2.2%
State Street Bank and Trust Co.
0.010% due 10/01/2012	199	199

(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 06/04/2015 valued at $206. Repurchase proceeds are $199.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 11.1%
PIMCO Short-Term Floating NAV Portfolio	100,077	1,003

Total Short-Term Instruments (Cost $1,202)		1,202

Total Investments 109.5% (Cost $9,832)		$9,922

Other Assets and Liabilities (Net) (9.5%)		(858)

Net Assets 100.0%		$9,064

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	137

Schedule of Investments PIMCO Senior Floating Rate Portfolio (Cont.)

September 30, 2012 (Unaudited)

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Portfolio.
(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$8,720	$0	$8,720
Short-Term Instruments
Repurchase Agreements	0	199	0	199
PIMCO Short-Term Floating NAV Portfolio	1,003	0	0	1,003
	$1,003	$8,919	$0	$9,922

(ii) As of September 30, 2012, assets valued at $49 were transferred from Level 1 to Level 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

138	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Portfolio

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 11.3%

BANKING & FINANCE 9.4%
American International Group, Inc.
5.050% due 10/01/2015 (f)	$20,000	$21,932
Citigroup, Inc.
2.438% due 08/13/2013 (f)	9,000	9,122
6.500% due 08/19/2013 (f)	15,000	15,749
CNA Financial Corp.
5.850% due 12/15/2014 (f)	3,000	3,257
Countrywide Financial Corp.
6.250% due 05/15/2016 (f)	5,000	5,458
First Union National Bank of Florida
6.180% due 02/15/2036	600	727
International Lease Finance Corp.
5.625% due 09/20/2013	5,000	5,175
iStar Financial, Inc.
5.950% due 10/15/2013	6,000	6,060
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014^	5,000	1,331
7.000% due 09/27/2027^	2,000	520
SLM Corp.
8.000% due 03/25/2020	1,300	1,508
8.450% due 06/15/2018	4,000	4,706
UBS AG
4.875% due 08/04/2020 (f)	11,500	12,885

		88,430

INDUSTRIALS 1.9%
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	11,863	12,160
Sealed Air Corp.
5.625% due 07/15/2013	5,000	5,150
UAL Pass-Through Trust
6.636% due 01/02/2024	1,137	1,188

		18,498

Total Corporate Bonds & Notes (Cost $104,773)		106,928

U.S. GOVERNMENT AGENCIES 10.6%
Fannie Mae
0.277% due 12/25/2036	22	22
0.305% due 12/25/2036	392	375
0.337% due 03/25/2034	296	295
0.367% due 10/25/2035	2,150	2,107
0.417% due 05/25/2035	91	91
0.517% due 01/25/2034	70	71
0.567% due 05/25/2042 - 02/25/2044	694	692
0.615% due 03/25/2027	216	214
0.617% due 08/25/2017 - 12/25/2033	592	596
0.620% due 05/18/2032	163	164
0.621% due 11/17/2030	65	65
0.630% due 03/25/2027	488	482
0.657% due 05/25/2036	233	235
0.667% due 10/25/2030	118	118
0.670% due 10/18/2030	142	143
0.700% due 09/17/2027	93	94
0.717% due 08/25/2031 - 01/25/2033	362	366
0.719% due 12/25/2013	6	6
0.720% due 11/18/2030	107	108
0.767% due 12/25/2030	78	79
0.769% due 12/25/2021	67	68

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.819% due 04/25/2022 - 12/25/2023	$130	$131
0.867% due 09/25/2023 - 11/25/2031	219	223
0.869% due 10/25/2022	78	79
0.917% due 04/25/2032	172	175
0.919% due 09/25/2022	26	26
0.969% due 05/25/2022	109	112
1.019% due 09/25/2020	61	62
1.049% due 01/25/2022	91	93
1.050% due 03/25/2022	13	14
1.150% due 10/25/2021	36	37
1.217% due 04/25/2032	94	96
1.219% due 12/25/2023	599	608
1.348% due 07/01/2042 - 07/01/2044 (f)	1,499	1,530
1.369% due 04/25/2023 - 10/25/2023	241	247
1.398% due 09/01/2041 (f)	70	73
1.419% due 05/25/2022 - 01/25/2024	381	390
1.548% due 09/01/2040	20	21
1.625% due 07/01/2017	17	17
1.650% due 06/01/2033 (f)	291	300
1.792% due 04/01/2028 (f)	93	94
1.840% due 10/01/2032 (f)	63	66
1.891% due 06/01/2020	3	3
2.010% due 10/01/2033 (f)	143	146
2.014% due 08/01/2028 (f)	342	363
2.021% due 11/01/2035 (f)	152	159
2.025% due 05/01/2030	25	25
2.035% due 08/01/2035 (f)	314	331
2.040% due 08/01/2033 (f)	69	70
2.053% due 11/01/2035 (f)	100	106
2.057% due 10/01/2034 (f)	503	531
2.060% due 11/01/2022	20	20
2.062% due 07/01/2033 (f)	287	292
2.063% due 05/01/2034 (f)	163	174
2.070% due 04/01/2034 (f)	55	57
2.106% due 05/01/2032 (f)	84	89
2.125% due 08/01/2032 - 11/01/2036 (f)	701	725
2.125% due 01/01/2033	18	19
2.129% due 11/01/2035 (f)	77	81
2.150% due 01/01/2034	8	8
2.155% due 06/01/2035 - 07/01/2035 (f)	658	669
2.160% due 02/01/2035 (f)	224	238
2.162% due 04/01/2033 - 09/01/2033 (f)	381	400
2.165% due 12/01/2032 (f)	108	113
2.167% due 09/01/2033 (f)	305	320
2.170% due 04/01/2034 (f)	192	195
2.172% due 12/01/2035	9	9
2.182% due 01/01/2033 (f)	144	152
2.185% due 05/01/2035 (f)	214	226
2.196% due 11/01/2026 (f)	378	399
2.200% due 07/01/2019	14	15
2.200% due 01/01/2033 (f)	38	40
2.202% due 07/01/2036 (f)	110	111
2.213% due 01/01/2035	21	23
2.215% due 05/01/2034 (f)	179	180
2.220% due 10/01/2035 (f)	181	189
2.240% due 06/01/2027	15	16
2.240% due 11/01/2033 (f)	336	357
2.245% due 10/01/2035 - 07/01/2036 (f)	596	630
2.249% due 12/01/2034 (f)	62	65

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.250% due 06/01/2019	$21	$22
2.250% due 05/01/2032 - 05/01/2033 (f)	174	186
2.251% due 07/01/2029 (f)	29	31
2.252% due 02/01/2037 (f)	100	107
2.258% due 09/01/2034 (f)	422	440
2.260% due 11/01/2043 (f)	129	130
2.264% due 01/01/2033	25	26
2.268% due 03/01/2034 (f)	335	359
2.272% due 06/01/2034 - 04/01/2035 (f)	277	291
2.274% due 01/01/2035 (f)	279	299
2.275% due 09/01/2033 - 03/01/2035 (f)	1,015	1,038
2.290% due 01/01/2034 (f)	143	144
2.291% due 02/01/2035 (f)	407	435
2.293% due 01/01/2035 (f)	115	122
2.294% due 04/25/2023	28	29
2.300% due 09/01/2033 - 01/01/2036 (f)	693	731
2.305% due 07/01/2034 (f)	289	310
2.309% due 11/01/2031 (f)	35	38
2.315% due 07/01/2035 (f)	95	102
2.319% due 07/01/2035 (f)	67	72
2.320% due 07/01/2018	5	6
2.320% due 02/01/2035 - 07/01/2037 (f)	506	541
2.330% due 08/01/2033 - 10/01/2033 (f)	759	808
2.333% due 04/01/2035 (f)	130	139
2.334% due 02/01/2035 (f)	110	116
2.337% due 12/01/2034 (f)	169	180
2.340% due 07/01/2034 (f)	719	769
2.343% due 06/01/2030	25	25
2.343% due 02/01/2035 (f)	85	90
2.344% due 11/01/2034 (f)	55	58
2.347% due 07/01/2035 (f)	155	166
2.360% due 04/01/2033	4	4
2.366% due 07/01/2027 - 11/01/2040	87	90
2.369% due 11/01/2032 (f)	58	62
2.372% due 10/01/2024 (f)	27	27
2.375% due 10/01/2034 (f)	70	75
2.387% due 08/01/2033 (f)	172	180
2.390% due 07/01/2022 - 08/01/2032	15	15
2.395% due 07/01/2033 (f)	372	397
2.396% due 07/01/2026 (f)	509	523
2.400% due 09/01/2032 - 01/01/2033 (f)	315	329
2.402% due 03/01/2033 - 12/01/2036 (f)	657	703
2.411% due 10/01/2033 (f)	281	302
2.419% due 07/01/2037 (f)	160	168
2.420% due 12/01/2035 (f)	239	242
2.435% due 11/01/2024 (f)	131	139
2.444% due 11/01/2034 (f)	440	469
2.445% due 11/01/2033 (f)	450	479
2.460% due 01/01/2035 (f)	182	194
2.470% due 06/01/2034 (f)	346	364
2.485% due 07/01/2033 - 04/01/2035 (f)	380	405
2.492% due 09/01/2029 - 11/01/2034 (f)	289	307
2.495% due 10/01/2033 (f)	176	187
2.502% due 12/01/2032 (f)	266	276
2.508% due 06/01/2030	3	3
2.534% due 11/01/2034 (f)	142	152

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	139

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.537% due 04/01/2034 (f)	$84	$89
2.546% due 02/01/2035 (f)	254	271
2.558% due 11/01/2033 (f)	332	354
2.578% due 01/01/2033 (f)	55	59
2.580% due 03/01/2036 (f)	180	182
2.590% due 09/01/2018	16	16
2.591% due 06/01/2035 (f)	47	51
2.593% due 01/01/2037	16	17
2.603% due 05/01/2033 (f)	38	41
2.605% due 01/01/2033	5	6
2.612% due 12/01/2035 (f)	75	81
2.613% due 03/01/2035 - 12/01/2036 (f)	643	687
2.615% due 12/01/2035 (f)	92	98
2.619% due 11/01/2033 (f)	244	260
2.620% due 05/01/2035 (f)	196	209
2.625% due 12/01/2033 (f)	885	943
2.633% due 12/01/2030	5	6
2.633% due 01/01/2035 (f)	303	325
2.641% due 09/01/2033 (f)	119	127
2.643% due 07/01/2033	23	24
2.645% due 07/01/2034 (f)	104	111
2.648% due 02/01/2034 (f)	182	194
2.649% due 03/01/2036 (f)	238	256
2.650% due 04/01/2040 (f)	766	821
2.651% due 09/01/2035 (f)	747	763
2.653% due 01/01/2034 (f)	75	80
2.657% due 09/01/2017	17	17
2.657% due 07/01/2034 (f)	257	275
2.681% due 08/01/2033	6	6
2.683% due 02/01/2034 (f)	381	408
2.684% due 07/01/2035	9	9
2.689% due 04/01/2033 (f)	154	165
2.690% due 08/01/2046 (f)	492	529
2.691% due 12/01/2035 (f)	367	387
2.698% due 10/01/2035 (f)	114	123
2.708% due 02/01/2034 (f)	368	393
2.710% due 09/01/2035 (f)	404	434
2.711% due 02/01/2036 (f)	259	278
2.717% due 11/01/2034 (f)	78	83
2.718% due 02/01/2032 (f)	120	128
2.722% due 05/01/2036 (f)	215	230
2.727% due 04/01/2037 (f)	118	126
2.730% due 08/01/2035 (f)	444	477
2.745% due 04/01/2036 (f)	227	231
2.750% due 06/01/2034	11	12
2.750% due 01/01/2035 - 07/01/2035 (f)	569	606
2.760% due 04/01/2033 (f)	34	36
2.775% due 04/01/2018	1	1
2.777% due 07/01/2035 (f)	42	45
2.780% due 03/01/2034	25	25
2.787% due 04/01/2036 (f)	125	127
2.790% due 04/01/2033 (f)	291	310
2.795% due 07/01/2036 (f)	87	88
2.800% due 02/01/2034 (f)	105	112
2.810% due 08/01/2035	155	166
2.812% due 03/01/2033	24	25
2.815% due 05/01/2035 (f)	264	283
2.819% due 01/01/2019 (f)	159	169
2.835% due 05/01/2034 (f)	78	84
2.862% due 08/01/2034 (f)	536	575
2.864% due 06/01/2036 (f)	290	312
2.871% due 12/01/2018	12	12
2.875% due 03/01/2034 - 04/01/2035 (f)	966	1,019
2.877% due 10/01/2043	18	19
2.882% due 05/01/2037 (f)	780	806

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.960% due 04/01/2035	$14	$15
3.000% due 03/01/2034 - 06/01/2034 (f)	543	560
3.018% due 04/01/2024	11	11
3.061% due 08/25/2042	69	75
3.150% due 04/01/2035 (f)	92	99
3.179% due 12/01/2018	17	18
3.257% due 05/01/2036 (f)	793	823
3.310% due 02/25/2032	207	214
3.365% due 08/01/2024	9	9
3.479% due 09/01/2035 (f)	624	668
3.500% due 09/01/2013	12	13
3.535% due 05/01/2036 (f)	214	221
3.598% due 03/01/2035 (f)	319	342
3.660% due 09/01/2033 (f)	932	995
3.706% due 07/01/2019	14	14
3.919% due 05/01/2036 (f)	244	261
4.000% due 12/25/2017 - 08/25/2018	90	93
4.099% due 07/01/2019	13	13
4.183% due 06/01/2033 (f)	59	63
4.250% due 07/25/2017	87	87
4.405% due 07/01/2017	12	12
4.451% due 11/01/2033 (f)	630	677
4.500% due 01/25/2014 - 02/25/2028	455	465
4.740% due 06/01/2021	24	25
4.850% due 02/01/2013	65	65
5.000% due 09/25/2016 - 06/25/2019	92	96
5.075% due 01/01/2018	14	14
5.139% due 10/01/2032 (f)	107	114
5.182% due 03/01/2033 (f)	103	110
5.230% due 11/01/2014	7	7
5.327% due 12/01/2032 (f)	137	147
5.376% due 03/01/2038 (f)	226	245
5.467% due 01/01/2036	16	18
5.479% due 04/01/2036	15	16
5.480% due 01/01/2036 (f)	49	52
5.500% due 03/25/2017 - 08/25/2020	108	117
5.520% due 06/01/2037 (f)	212	230
5.631% due 05/01/2036 (f)	390	423
6.000% due 09/25/2014 - 08/25/2044	434	465
6.109% due 09/01/2036	13	14
6.215% due 12/25/2042	269	312
6.250% due 05/25/2042	61	70
6.500% due 07/25/2021 - 01/25/2044	1,670	1,954
6.750% due 02/01/2015	2	2
7.000% due 10/01/2015 - 02/25/2044	286	323
7.500% due 05/01/2028 - 05/25/2042	76	86
8.000% due 08/25/2022 - 10/01/2026	235	277
9.000% due 03/25/2020 - 01/01/2026	182	198
9.500% due 07/01/2021	20	20
Federal Housing Administration
7.430% due 01/01/2021 - 07/25/2022	342	338
Freddie Mac
0.477% due 08/25/2031	1,041	1,018
0.497% due 09/25/2031	619	573
0.521% due 03/15/2036	21	21
0.567% due 06/25/2029	143	126

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.571% due 10/15/2028 - 03/15/2029	$434	$438
0.617% due 05/25/2043	1,919	1,941
0.621% due 07/15/2026 - 01/15/2033	407	410
0.671% due 08/15/2029	136	137
0.700% due 03/15/2024 - 09/15/2026	314	317
0.721% due 01/15/2032	40	41
0.750% due 05/15/2023 - 10/15/2026	494	499
0.771% due 08/15/2029 - 03/15/2032	459	464
0.821% due 06/15/2029 - 12/15/2031	326	329
0.850% due 08/15/2022 - 03/15/2023	335	339
0.950% due 04/15/2022	56	57
1.306% due 10/25/2044	1,476	1,488
1.348% due 02/25/2045	131	128
1.511% due 07/25/2044	7,429	7,594
1.644% due 10/15/2013	16	16
2.100% due 08/01/2033 (f)	59	63
2.128% due 08/01/2015	17	17
2.200% due 10/01/2027	23	24
2.230% due 11/01/2036 (f)	753	769
2.250% due 11/01/2029 (f)	161	169
2.257% due 12/01/2035 (f)	109	116
2.266% due 03/01/2030 (f)	94	94
2.290% due 07/01/2036 (f)	463	474
2.325% due 07/01/2033 (f)	76	77
2.335% due 02/01/2035 (f)	259	274
2.350% due 09/01/2030 - 05/01/2035 (f)	1,003	1,046
2.366% due 02/01/2019 (f)	58	60
2.370% due 01/01/2036 - 02/01/2036 (f)	234	247
2.374% due 03/01/2032 (f)	238	254
2.375% due 04/01/2032 - 09/01/2035 (f)	700	737
2.390% due 01/01/2030 (f)	113	118
2.404% due 03/01/2035 (f)	126	133
2.405% due 09/01/2034 - 11/01/2036 (f)	893	945
2.410% due 01/01/2030 (f)	264	283
2.415% due 09/01/2034 - 01/01/2037 (f)	235	236
2.457% due 09/01/2034 (f)	234	239
2.461% due 06/01/2035	12	13
2.480% due 09/01/2035 (f)	114	116
2.483% due 12/01/2034 (f)	38	40
2.493% due 09/01/2035 (f)	188	199
2.505% due 01/01/2035 (f)	92	94
2.508% due 04/01/2034	19	20
2.525% due 02/01/2036 (f)	29	31
2.540% due 11/01/2035	7	8
2.596% due 12/01/2036 (f)	221	237
2.614% due 11/01/2034 (f)	325	339
2.625% due 12/01/2034 (f)	286	292
2.627% due 08/01/2023	18	18
2.636% due 04/01/2036 (f)	444	451
2.652% due 09/01/2035 (f)	457	490
2.653% due 02/01/2035 (f)	852	909
2.667% due 10/01/2035 (f)	445	472
2.680% due 02/01/2037 (f)	36	39
2.690% due 08/01/2036 (f)	194	198
2.712% due 03/01/2035 (f)	181	194
2.741% due 06/01/2036 (f)	386	397

140	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.753% due 01/01/2035 (f)	$35	$38
2.781% due 08/01/2035	13	14
2.790% due 08/01/2035 (f)	419	451
2.820% due 01/01/2037	20	21
2.825% due 07/01/2035	20	21
2.828% due 05/01/2035 (f)	347	372
2.836% due 09/01/2034 (f)	63	67
2.838% due 07/01/2035 (f)	380	409
2.846% due 03/01/2036 (f)	705	757
2.850% due 12/01/2024 (f)	221	223
2.856% due 08/01/2035 - 09/01/2035 (f)	649	697
2.871% due 06/01/2035 (f)	45	48
2.890% due 12/01/2035 (f)	237	253
2.905% due 03/01/2036 (f)	460	468
2.917% due 11/01/2024 (f)	119	120
2.920% due 04/01/2036 (f)	117	125
2.929% due 09/01/2035 (f)	66	70
2.949% due 02/01/2036 (f)	41	44
2.971% due 02/01/2036 (f)	88	94
2.985% due 12/01/2034	23	24
3.000% due 03/01/2035 (f)	265	271
3.036% due 04/01/2035 (f)	146	149
3.133% due 07/01/2019	5	5
3.500% due 03/15/2018	11	11
4.000% due 01/15/2017 - 04/15/2018	157	159
4.183% due 01/01/2034 (f)	1,791	1,911
4.184% due 01/01/2036 (f)	38	40
4.500% due 12/15/2017 - 04/15/2032	415	466
5.023% due 07/01/2033	12	13
5.100% due 08/01/2035 (f)	172	186
5.106% due 05/01/2033	7	7
5.108% due 10/01/2034	5	5
5.239% due 11/01/2033 (f)	595	642
5.500% due 01/15/2014 - 10/15/2032	449	463
5.671% due 03/01/2036 (f)	40	43
6.000% due 09/15/2016 - 07/01/2036	434	449
6.000% due 05/01/2035 (f)	148	166
6.045% due 11/01/2036	16	17
6.250% due 12/15/2023	21	24
7.000% due 06/01/2017 - 07/15/2027	249	287
8.500% due 11/15/2021	214	244
Ginnie Mae
0.421% due 01/16/2031	53	53
0.569% due 06/20/2032	75	76
0.619% due 09/20/2030 - 04/20/2031	501	508
0.621% due 03/16/2029 - 02/16/2032	229	232
0.671% due 03/16/2031	94	96
0.721% due 04/16/2030 - 04/16/2032	169	172
0.771% due 10/16/2029	94	95
1.625% due 07/20/2026 - 01/20/2030	33	34
1.625% due 01/20/2027 - 09/20/2032 (f)	2,679	2,784
1.750% due 04/20/2033 (f)	170	178
2.000% due 02/20/2025	18	19
8.000% due 06/20/2025	1	2

Total U.S. Government Agencies (Cost $95,950)		99,912

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
2.375% due 08/31/2014 (g)	$700	$728

Total U.S. Treasury Obligations (Cost $727)		728

MORTGAGE-BACKED SECURITIES 66.9%
Adjustable Rate Mortgage Trust
0.467% due 10/25/2035	22	18
0.547% due 05/25/2035	864	865
0.957% due 01/25/2035	66	66
0.957% due 02/25/2035	760	773
2.719% due 01/25/2035	3,408	3,442
2.846% due 01/25/2035	1,367	1,362
2.996% due 11/25/2035	622	499
3.046% due 03/25/2035	103	95
American Home Mortgage Investment Trust
2.155% due 09/25/2045	1,403	1,250
2.280% due 09/25/2035	20,739	21,020
2.533% due 10/25/2034	549	551
2.709% due 02/25/2045	1,748	1,716
Banc of America Alternative Loan Trust
0.717% due 04/25/2033	196	194
5.000% due 06/25/2019	402	406
6.000% due 04/25/2036	999	1,027
Banc of America Commercial Mortgage Trust
5.634% due 04/10/2049	1,613	1,681
Banc of America Funding Corp.
2.645% due 03/20/2035	92	91
2.801% due 11/20/2034	3,925	3,426
5.056% due 11/20/2035	465	419
Banc of America Large Loan Trust
0.731% due 08/15/2029	572	564
Banc of America Mortgage Trust
2.787% due 11/25/2034	60	60
2.849% due 11/25/2033	276	282
2.928% due 10/25/2034	64	63
2.935% due 01/25/2034	236	236
2.974% due 02/25/2034	1,616	1,599
3.052% due 01/25/2035	223	212
3.120% due 05/25/2033	1,028	1,031
3.132% due 04/25/2034	393	397
3.134% due 09/25/2033	483	487
3.135% due 09/25/2033	9,481	9,668
3.196% due 02/25/2033	341	338
5.000% due 12/25/2018	55	57
5.122% due 10/25/2035	386	383
6.500% due 09/25/2033	621	657
BCAP LLC Trust
0.337% due 07/26/2036	5,268	5,154
0.407% due 12/21/2046	2,569	2,488
0.427% due 02/26/2036	9,839	9,017
2.314% due 12/26/2036	5,672	5,596
2.464% due 11/26/2045	5,072	5,084
2.530% due 10/26/2035	5,476	5,088
2.570% due 05/26/2037	3,393	3,170
2.608% due 07/26/2037	2,142	2,137
2.612% due 10/26/2036	2,885	2,888
2.613% due 07/26/2036	3,347	3,396
2.614% due 07/26/2036	5,300	5,353
2.647% due 11/26/2035	10,700	10,469
2.704% due 05/26/2036	4,813	4,826
2.768% due 11/26/2035	1,456	1,464
2.769% due 03/26/2037	2,167	2,159
2.791% due 02/26/2036	15,633	15,613
2.834% due 07/26/2037	2,599	2,584
2.917% due 10/26/2035	2,799	2,847

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.117% due 05/26/2047	$5,701	$5,664
3.119% due 04/26/2037	5,344	5,271
3.121% due 05/20/2035	5,824	5,716
4.911% due 05/26/2037	5,487	5,599
4.948% due 06/26/2037	2,142	2,161
5.000% due 07/26/2035	3,202	3,208
5.000% due 10/26/2037	1,265	1,300
5.085% due 04/26/2037	2,259	2,325
5.098% due 02/26/2037	3,013	3,063
5.187% due 07/26/2037	2,427	2,516
5.250% due 06/26/2035	6,396	6,572
5.250% due 05/26/2037	2	2
5.320% due 07/26/2037	2,564	2,471
5.500% due 12/26/2035	7,061	7,148
5.500% due 02/26/2036	6,174	6,395
5.531% due 06/26/2047	2,364	2,436
6.000% due 08/26/2037	6,036	6,378
6.500% due 02/26/2036	7,812	7,950
Bear Stearns Adjustable Rate Mortgage Trust
2.470% due 10/25/2035	3,518	3,314
2.570% due 03/25/2035	2,421	2,451
2.638% due 04/25/2033	307	311
2.647% due 11/25/2034	2,409	2,140
2.648% due 10/25/2035	7,603	7,773
2.727% due 10/25/2033	66	67
2.764% due 08/25/2033	500	512
2.805% due 01/25/2035	191	188
2.812% due 01/25/2035	127	126
2.835% due 05/25/2033	1	1
2.907% due 02/25/2034	238	242
2.911% due 02/25/2033	14	13
2.931% due 01/25/2034	387	394
2.936% due 02/25/2034	1,173	1,121
2.994% due 01/25/2034	1,010	1,017
3.077% due 10/25/2034	221	213
3.121% due 10/25/2034	4,856	3,741
3.346% due 07/25/2034	157	157
3.439% due 12/25/2035	895	909
4.752% due 10/25/2033	3	3
4.922% due 10/25/2033	1	1
5.580% due 04/25/2033	56	56
5.606% due 02/25/2033	27	27
Bear Stearns Alt-A Trust
0.377% due 02/25/2034	1,097	1,036
0.387% due 08/25/2036	19	10
2.890% due 05/25/2035	147	132
2.974% due 11/25/2036	642	411
Bear Stearns Commercial Mortgage Securities
8.582% due 10/15/2032	3,834	4,248
Chase Mortgage Finance Corp.
2.730% due 12/25/2035	169	149
2.968% due 02/25/2037	3,587	3,243
4.648% due 12/25/2035	272	259
Citicorp Mortgage Securities, Inc.
5.000% due 02/25/2035	157	158
Citigroup Mortgage Loan Trust, Inc.
1.017% due 08/25/2035	679	430
1.592% due 08/25/2034	21	19
2.600% due 05/25/2035	450	437
2.912% due 03/25/2034	125	124
4.900% due 11/25/2035	1,128	1,108
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	439	358
Commercial Mortgage Pass-Through Certificates Trust
0.721% due 07/16/2034	58	58
Countrywide Alternative Loan Trust
0.417% due 06/25/2037	3,464	2,617
0.617% due 03/25/2034	85	82

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	141

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.697% due 08/25/2035	$6,624	$5,017
2.996% due 06/25/2037	2,706	542
4.994% due 10/25/2035	350	258
5.418% due 08/25/2036	276	282
Countrywide Home Loan Mortgage Pass-Through Trust
0.567% due 08/25/2035	496	391
0.757% due 02/25/2035	438	400
2.610% due 02/20/2036	86	65
2.657% due 11/25/2034	6,612	6,061
2.847% due 08/25/2034	3,887	3,468
2.848% due 08/25/2034	4,845	4,834
2.889% due 06/20/2035	579	500
2.910% due 04/20/2035	4,125	4,155
3.116% due 11/19/2033	27	27
3.253% due 08/25/2033	431	400
4.181% due 11/19/2033	187	189
4.500% due 10/25/2018	47	48
4.695% due 12/25/2033	269	274
5.500% due 10/25/2035	1,251	1,230
5.500% due 11/25/2035	826	737
Credit Suisse First Boston Mortgage Securities Corp.
2.303% due 07/25/2033	109	109
2.546% due 10/25/2033	2,022	2,054
2.605% due 07/25/2033	826	828
2.683% due 03/25/2034	72	71
2.832% due 11/25/2032	28	28
2.910% due 01/25/2034	3,326	3,332
3.036% due 11/25/2034	2,840	2,872
5.500% due 08/25/2034	21	21
6.500% due 04/25/2033	118	126
Credit Suisse Mortgage Capital Certificates
0.341% due 02/15/2022	14,409	14,019
0.401% due 04/15/2022	4,981	4,713
0.441% due 02/15/2022	13,000	12,138
0.451% due 10/15/2021	1,888	1,830
5.187% due 07/26/2037	16,170	16,657
5.383% due 02/15/2040	800	884
7.000% due 08/26/2036	5,975	6,228
CW Capital Cobalt Commercial Mortgage Trust
5.484% due 04/15/2047	700	806
Deutsche ALT-A Securities, Inc.
0.317% due 10/25/2036	16	7
5.000% due 10/25/2018	248	257
5.250% due 06/25/2035	514	506
Deutsche Mortgage Securities, Inc.
5.243% due 06/26/2035	706	716
First Horizon Alternative Mortgage Securities
2.563% due 08/25/2034	1,095	1,061
2.603% due 09/25/2035	122	102
2.625% due 07/25/2035	396	304
First Horizon Mortgage Pass-Through Trust
0.487% due 02/25/2035	282	275
1.014% due 02/25/2035	1,206	1,191
2.579% due 08/25/2035	4,359	4,261
2.616% due 02/25/2035	45	45
2.625% due 04/25/2035	1,393	1,393
First Republic Mortgage Loan Trust
0.571% due 11/15/2031	325	323
0.621% due 11/15/2032	512	506
0.697% due 06/25/2030	325	321
GMAC Commercial Mortgage Securities, Inc.
6.481% due 09/15/2033	7,500	8,031
GMAC Mortgage Corp. Loan Trust
4.915% due 11/19/2035	571	536
Greenwich Capital Commercial Funding Corp.
0.371% due 11/05/2021	2,286	2,190
GS Mortgage Securities Corp.
1.456% due 03/06/2020	9,700	9,700

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.805% due 03/06/2020	$3,000	$3,002
GSR Mortgage Loan Trust
0.407% due 08/25/2046	1,660	1,525
0.567% due 01/25/2034	1,006	948
1.870% due 03/25/2033	49	50
2.558% due 06/25/2034	422	420
2.707% due 08/25/2034	325	323
2.749% due 06/25/2034	56	55
3.004% due 05/25/2035	360	327
5.000% due 08/25/2019	29	30
6.000% due 03/25/2032	18	19
Harborview Mortgage Loan Trust
0.409% due 02/19/2046	1,777	1,269
0.419% due 02/19/2046	11	10
0.439% due 05/19/2035	109	80
2.434% due 08/19/2034	2,783	2,713
2.651% due 06/19/2034	7,656	7,635
2.958% due 05/19/2033	1,466	1,477
Impac CMB Trust
0.737% due 04/25/2035	2,253	2,033
0.857% due 08/25/2035	3,477	2,919
Indymac Adjustable Rate Mortgage Trust
1.815% due 01/25/2032	61	55
Indymac Index Mortgage Loan Trust
0.317% due 02/25/2037	23	23
0.407% due 09/25/2046	863	582
0.997% due 05/25/2034	308	246
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	1,449	1,460
JPMorgan Mortgage Trust
2.365% due 11/25/2033	66	67
2.488% due 12/25/2034	2,737	2,786
2.594% due 12/25/2034	91	93
2.647% due 11/25/2035	1,532	1,488
2.689% due 09/25/2034	6	6
2.765% due 11/25/2033	144	147
2.945% due 07/25/2035	1,654	1,424
3.097% due 07/25/2035	1,728	1,771
3.183% due 10/25/2035	900	865
4.281% due 04/25/2035	130	133
4.471% due 06/25/2035	11	11
4.840% due 04/25/2035	1,274	1,291
5.003% due 02/25/2035	4,128	4,219
5.283% due 07/25/2035	181	183
MASTR Adjustable Rate Mortgages Trust
2.472% due 02/25/2034	478	454
2.624% due 11/21/2034	4,937	5,070
2.693% due 09/25/2033	1,228	1,223
2.873% due 01/25/2036	508	467
3.072% due 07/25/2034	3,947	3,907
3.076% due 08/25/2034	2,036	1,932
5.029% due 01/25/2034	119	121
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,414	2,555
Merrill Lynch Mortgage Investors Trust
0.837% due 08/25/2028	217	216
0.877% due 06/25/2028	643	639
1.534% due 03/25/2028	1,313	1,288
2.499% due 04/25/2035	2,298	2,308
2.515% due 12/25/2034	500	516
3.208% due 04/25/2029	2,194	2,124
Merrill Lynch Mortgage Investors, Inc.
2.530% due 02/25/2035	556	551
2.574% due 06/25/2035	1,792	1,756
2.870% due 02/25/2034	115	115
2.899% due 09/25/2033	33	33
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,000	1,133

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.485% due 03/12/2051	$500	$571
Morgan Stanley Mortgage Loan Trust
0.487% due 09/25/2035	9,976	9,518
2.750% due 02/25/2034	15	15
Nomura Asset Acceptance Corp.
0.607% due 10/25/2034	23	23
2.807% due 10/25/2035	101	82
3.467% due 05/25/2035	210	209
Opteum Mortgage Acceptance Corp.
0.477% due 07/25/2035	844	832
Prime Mortgage Trust
0.617% due 02/25/2019	1	1
0.617% due 02/25/2034	13	11
5.000% due 08/25/2034	345	356
6.000% due 02/25/2034	63	66
Provident Funding Mortgage Loan Trust
2.966% due 05/25/2035	129	128
RBSSP Resecuritization Trust
0.537% due 08/26/2045	743	645
Residential Accredit Loans, Inc. Trust
0.617% due 01/25/2033	592	564
0.647% due 02/25/2033	503	471
3.479% due 04/25/2035	10	2
5.500% due 08/25/2034	189	193
Residential Asset Mortgage Products Trust
6.500% due 12/25/2031	175	180
7.500% due 12/25/2031	1,010	1,055
Residential Asset Securitization Trust
3.750% due 10/25/2018	20	20
5.250% due 04/25/2034	587	609
Residential Funding Mortgage Securities, Inc. Trust
5.574% due 02/25/2036^	334	265
6.500% due 03/25/2032	42	44
Royal Bank of Scotland Capital Funding Trust
6.068% due 09/17/2039	3,500	4,054
S2 Hospitality LLC
4.500% due 04/15/2025	4,624	4,653
Sequoia Mortgage Trust
0.914% due 05/20/2034	1,376	1,247
0.979% due 04/20/2033	150	150
1.019% due 10/20/2027	605	604
2.251% due 07/20/2034	87	86
Structured Adjustable Rate Mortgage Loan Trust
0.457% due 03/25/2035	275	223
0.517% due 09/25/2034	354	220
0.657% due 08/25/2035	2,073	1,860
0.957% due 01/25/2035	85	84
2.748% due 03/25/2034	120	119
2.784% due 06/25/2034	2,413	2,408
2.785% due 09/25/2034	766	766
2.788% due 07/25/2034	1,161	1,143
2.819% due 08/25/2034	2,257	2,187
2.823% due 08/25/2034	3,672	3,468
2.867% due 03/25/2034	564	573
Structured Asset Mortgage Investments, Inc.
0.899% due 11/19/2033	147	135
0.899% due 05/19/2035	591	551
0.919% due 03/19/2034	294	287
1.059% due 02/19/2033	766	718
Structured Asset Securities Corp.
2.201% due 05/25/2032	45	42
2.453% due 07/25/2032	25	25
2.562% due 09/25/2033	191	189
2.809% due 11/25/2033	201	202
5.450% due 03/25/2033	625	626
Thornburg Mortgage Securities Trust
2.480% due 04/25/2045	503	512

142	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UBS Commercial Mortgage Trust
0.796% due 07/15/2024	$1,800	$1,747
Wachovia Bank Commercial Mortgage Trust
0.311% due 09/15/2021	3,043	2,947
WaMu Mortgage Pass-Through Certificates
0.437% due 08/25/2046^	1,783	198
0.447% due 04/25/2045	8,350	7,830
0.477% due 11/25/2045	12,096	10,944
0.487% due 07/25/2045	4,923	4,654
0.487% due 12/25/2045	6,412	5,856
0.507% due 07/25/2045	16,407	15,109
0.507% due 10/25/2045	7,585	6,914
0.507% due 12/25/2045	6,776	6,180
0.527% due 01/25/2045	8,506	8,206
0.537% due 08/25/2045	601	551
0.610% due 11/25/2034	6,196	6,169
0.617% due 01/25/2045	3,489	3,290
0.670% due 07/25/2044	1,347	1,272
0.740% due 10/25/2044	867	773
1.148% due 08/25/2046	168	130
1.348% due 11/25/2042	373	348
1.548% due 08/25/2042	33	31
1.548% due 04/25/2044	1,799	1,670
2.438% due 10/25/2033	965	997
2.462% due 08/25/2033	1,835	1,056
2.488% due 10/25/2035	4,262	920
2.501% due 09/25/2035	1,036	925
2.574% due 03/25/2034	2,686	2,733
2.594% due 05/25/2046	1,074	827
2.594% due 08/25/2046	3,911	3,424
2.616% due 09/25/2046	398	344
2.616% due 11/25/2046	3,277	2,841
5.098% due 02/25/2037	902	730
Washington Mutual MSC Mortgage Pass-Through Certificates
1.954% due 02/25/2031	1	1
2.257% due 02/25/2033	32	32
2.497% due 11/25/2030	392	393
2.498% due 01/25/2035	4,337	4,414
2.600% due 02/25/2033	62	62
2.731% due 06/25/2033	77	79
7.000% due 03/25/2034	238	252
Wells Fargo Mortgage-Backed Securities Trust
0.717% due 07/25/2037	926	751
2.490% due 09/25/2033	61	63
2.612% due 12/25/2034	979	1,012
2.615% due 09/25/2034	577	588
2.615% due 01/25/2035	1,660	1,663
2.616% due 09/25/2034	2,131	2,198
2.616% due 06/25/2035	3,281	3,367
2.617% due 03/25/2036	4,421	4,245
2.651% due 02/25/2034	1,098	1,090
2.675% due 04/25/2036^	46	40
2.690% due 04/25/2035	679	690
2.711% due 06/25/2035	187	191
2.747% due 08/25/2033	952	982
4.428% due 10/25/2033	131	133
4.500% due 11/25/2018	577	581
4.500% due 05/25/2034	39	40
4.588% due 12/25/2033	347	355
4.681% due 12/25/2033	465	479
4.707% due 06/25/2034	330	344
4.719% due 01/25/2034	355	364
4.869% due 01/25/2034	405	409
4.897% due 05/25/2034	12	13
5.000% due 07/25/2019	17	17
5.169% due 10/25/2035	285	286
5.341% due 08/25/2035	133	135

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 09/25/2036	$217	$215
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024	7,000	7,250

Total Mortgage-Backed Securities (Cost $621,228)		630,853

ASSET-BACKED SECURITIES 22.1%
Accredited Mortgage Loan Trust
0.977% due 01/25/2034	258	195
American Money Management Corp. CLO Ltd.
0.614% due 08/08/2017	4,952	4,849
Anthracite CDO Ltd.
0.667% due 05/24/2017	1,154	1,143
Argent Securities, Inc.
1.252% due 01/25/2034	785	705
Avenue CLO Fund Ltd.
0.785% due 02/15/2017	2,328	2,313
Babson CLO Ltd.
0.705% due 07/20/2019	18,506	18,160
Bear Stearns Asset-Backed Securities Trust
0.287% due 12/25/2036	17	17
1.217% due 11/25/2042	473	424
3.000% due 10/25/2036	3,124	2,273
3.150% due 10/25/2036	4,113	2,523
Bear Stearns Second Lien Trust
1.017% due 12/25/2036	21,100	6,617
Callidus Debt Partners CLO Fund Ltd.
0.715% due 04/17/2020	13,724	13,432
Capital Trust Re CDO Ltd.
5.160% due 06/25/2035	1,778	1,787
5.267% due 06/25/2035	3,000	3,014
Carrington Mortgage Loan Trust
0.317% due 06/25/2037	3,082	2,944
0.397% due 02/25/2036	272	263
Citigroup Mortgage Loan Trust, Inc.
0.667% due 07/25/2044	268	257
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	1,033	1,078
Conseco Financial Corp.
6.240% due 12/01/2028	442	459
Countrywide Asset-Backed Certificates
0.317% due 05/25/2047	4,123	4,032
0.447% due 09/25/2034	213	208
0.477% due 05/25/2036	2,426	2,349
Credit-Based Asset Servicing and Securitization LLC
6.280% due 05/25/2035	815	744
EFS Volunteer LLC
1.097% due 07/26/2027	2,860	2,887
EMC Mortgage Loan Trust
0.917% due 04/25/2042	2,749	2,421
FBR Securitization Trust
0.977% due 09/25/2035	572	547
Goldman Sachs Asset Management CLO PLC
0.665% due 08/01/2022	4,633	4,431
Home Equity Asset Trust
0.817% due 11/25/2032	8	6
Home Equity Mortgage Trust
5.821% due 04/25/2035	947	930
HSBC Home Equity Loan Trust
0.399% due 01/20/2036	2,151	2,072
0.479% due 01/20/2035	18,258	17,631
HSI Asset Securitization Corp. Trust
0.267% due 10/25/2036	13	5
Indymac Residential Asset-Backed Trust
0.667% due 08/25/2035	1,100	937
0.737% due 10/25/2035	1,600	132

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Inwood Park CDO Ltd.
0.680% due 01/20/2021	$10,000	$9,798
Irwin Home Equity Corp.
0.757% due 07/25/2032	153	102
JPMorgan Mortgage Acquisition Corp.
0.287% due 01/25/2037	1,305	1,266
0.297% due 03/25/2037	56	55
Katonah Ltd.
0.874% due 05/18/2015	295	294
Lehman XS Trust
0.367% due 04/25/2037	8,932	5,692
Long Beach Mortgage Loan Trust
0.687% due 08/25/2035	1,227	1,191
0.777% due 10/25/2034	940	782
0.917% due 03/25/2032	51	42
1.072% due 07/25/2034	1,200	986
Loomis Sayles CLO Ltd.
0.678% due 10/26/2020	2,955	2,840
Merrill Lynch Mortgage Investors, Inc.
0.397% due 09/25/2036	496	338
5.666% due 05/25/2046	123	123
Morgan Stanley ABS Capital
0.677% due 06/25/2034	435	402
1.147% due 06/25/2034	911	769
1.417% due 06/25/2033	620	547
Morgan Stanley Dean Witter Capital
1.567% due 02/25/2033	356	303
Morgan Stanley Mortgage Loan Trust
0.287% due 01/25/2047	854	790
Nationstar NIM Ltd.
8.000% due 06/25/2037	24	0
Nelnet Student Loan Trust
0.571% due 04/25/2031	2,000	1,885
New Century Home Equity Loan Trust
0.477% due 06/25/2035	1,312	1,299
Newcastle Investment Trust
2.450% due 12/10/2033	8,801	8,830
Option One Mortgage Loan Trust
0.857% due 07/25/2033	269	223
Plymouth Rock CLO Ltd.
1.937% due 02/16/2019	1,304	1,305
Primus CLO Ltd.
0.688% due 07/15/2021	9,561	9,065
Renaissance Home Equity Loan Trust
0.917% due 08/25/2032	10	8
1.317% due 09/25/2037	5,234	3,093
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031	1,958	2,034
Residential Asset Securities Corp. Trust
5.120% due 12/25/2033	798	692
SACO, Inc.
0.777% due 11/25/2035	2,180	2,097
0.977% due 11/25/2035	416	401
Saxon Asset Securities Trust
8.285% due 12/25/2032	1,873	1,931
SLC Student Loan Trust
4.750% due 06/15/2033	6,168	5,922
SLM Student Loan Trust
1.080% due 03/15/2028	9,000	8,954
1.201% due 04/25/2023	4,200	4,221
1.751% due 03/15/2028	3,650	3,631
1.849% due 09/15/2028	9,000	8,991
2.350% due 04/15/2039	1,877	1,892
3.500% due 08/17/2043	12,420	12,071
Soundview Home Loan Trust
0.867% due 11/25/2033	366	340

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	143

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Specialty Underwriting & Residential Finance
0.897% due 01/25/2034	$50	$41
Structured Asset Securities Corp.
0.297% due 01/25/2037	15	15
0.797% due 01/25/2033	509	454
0.867% due 05/25/2034	220	198
Trapeza CDO LLC
1.381% due 11/16/2034	1,000	362
Truman Capital Mortgage Loan Trust
0.967% due 12/25/2032	500	415
WMC Mortgage Loan Pass-Through Certificates
0.901% due 05/15/2030	127	121

Total Asset-Backed Securities (Cost $228,488)		208,596

	SHARES
PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
DG Funding Trust
2.829% due 10/29/2012 (b)	267	1,990

Total Preferred Securities (Cost $2,002)		1,990

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.8%

REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
0.010% due 10/01/2012	$4,220	$4,220

(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 06/04/2015 valued at $4,305. Repurchase proceeds are $4,220.)

U.S. TREASURY BILLS 0.1%
0.158% due 10/04/2012 - 07/25/2013 (a)(e)	615	615

	SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.3%
PIMCO Short-Term Floating NAV Portfolio	1,236,546	$12,394

Total Short-Term Instruments (Cost $17,228)		17,229

Total Investments 113.0% (Cost $1,070,396)		$1,066,236

Other Assets and Liabilities (Net) (13.0%)		(122,783)

Net Assets 100.0%		$943,453

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Perpetual maturity, date shown represents next contractual call date.
(c)	Affiliated to the Portfolio.
(d)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $72,026 at a weighted average interest rate of 0.436%.
(e)	Securities with an aggregate market value of $615 have been pledged as collateral as of September 30, 2012 for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(f)	Securities with an aggregate market value of $132,004 and cash of $820 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BCY	0.450%	09/12/2012	10/12/2012	$38,514	$(38,524)
GSC	0.330%	09/13/2012	10/11/2012	160	(160)
RYL	0.600%	08/23/2012	11/20/2012	11,936	(11,943)
SAL	0.420%	09/13/2012	10/11/2012	61,928	(61,941)
ULW	0.400%	09/18/2012	10/18/2012	12,949	(12,951)

					$(125,519)

(g)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $461 and cash of $4 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	1.000%	06/20/2015	$	23,800	$(413)	$(233)
Receive	3-Month USD-LIBOR	1.250%	06/20/2016		31,600	(909)	(574)

						$(1,322)	$(807)

144	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

(h)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation
Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	JPM	(1.750%	)	07/20/2018	$	2,500	$622	$0	$622
CIFC Funding Ltd. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CBK	(2.150%	)	10/20/2020		500	88	0	88
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%	)	10/11/2021		2,000	389	0	389

							$1,099	$0	$1,099

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Bank of America Corp.	DUB	(0.180%	)	12/20/2016	1.592%	$	10,000	$574	$0	$574
CNA Financial Corp.	CBK	(0.470%	)	12/20/2014	0.648%		3,000	11	0	11
Countrywide Financial Corp.	JPM	(0.710%	)	06/20/2016	2.143%		5,000	257	0	257
HSBC Finance Corp.	BPS	(0.165%	)	12/20/2013	0.469%		5,000	19	0	19
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	1.140%		3,000	100	0	100
iStar Financial, Inc.	RYL	(0.565%	)	12/20/2013	3.564%		6,000	212	0	212
Sealed Air Corp.	MYC	(0.590%	)	09/20/2013	0.622%		5,000	1	0	1

								$1,174	$0	$1,174

Credit Default Swaps on Corporate Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums (Received)	Unrealized Appreciation
MetLife, Inc.	BOA	1.000%	09/20/2015	1.420%	$	2,600	$(31)	$(175)	$144

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-7 10-Year Index 15-30%	BOA	0.145%	12/20/2016	$	25,000	$(499)	$0	$(499)
CDX.IG-7 10-Year Index 15-30%	DUB	0.157%	12/20/2016		25,000	(486)	0	(486)
CDX.IG-7 10-Year Index 15-30%	GST	0.153%	12/20/2016		25,000	(490)	0	(490)

						$(1,475)	$0	$(1,475)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	145

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$88,430	$0	$88,430
Industrials	0	17,310	1,188	18,498
U.S. Government Agencies	0	99,574	338	99,912
U.S. Treasury Obligations	0	728	0	728
Mortgage-Backed Securities	0	630,853	0	630,853
Asset-Backed Securities	0	181,076	27,520	208,596
Preferred Securities
Banking & Finance	0	0	1,990	1,990
Short-Term Instruments
Repurchase Agreements	0	4,220	0	4,220
U.S. Treasury Bills	0	615	0	615

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
PIMCO Short-Term Floating NAV Portfolio	$12,394	$0	$0	$12,394
	$12,394	$1,022,806	$31,036	$1,066,236

Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$2,329	$88	$2,417

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(1,475)	0	(1,475)
Interest Rate Contracts	0	(807)	0	(807)
	$0	$(2,282)	$0	$(2,282)

Totals	$12,394	$1,022,853	$31,124	$1,066,371

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Industrials	$1,239	$0	$(32)	$0	$0	$(19)	$0	$0	$1,188	$(17)
U.S. Government Agencies	368	0	(31)	1	2	(2)	0	0	338	(1)
Asset-Backed Securities	44,936	12,534	(5,583)	105	152	919	0	(25,543)	27,520	288
Preferred Securities
Banking & Finance	1,999	0	0	0	0	(9)	0	0	1,990	(9)

	$48,542	$12,534	$(5,646)	$106	$154	$889	$0	$(25,543)	$31,036	$261

Financial Derivative Instruments (2) - Assets
Credit Contracts	$114	$0	$0	$0	$0	$(26)	$0	$0	$88	$(25)

Totals	$48,656	$12,534	$(5,646)	$106	$154	$863	$0	$(25,543)	$31,124	$236

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Industrials	$1,188	Third Party Vendor	Broker Quote	104.50
U.S. Government Agencies	338	Benchmark Pricing	Base Price	98.70-98.75
Asset-Backed Securities	26,377	Benchmark Pricing	Base Price	99.49-101.13
	1,143	Third Party Vendor	Broker Quote	99.00
Preferred Securities
Banking & Finance	1,990	Benchmark Pricing	Base Price	0.75

Financial Derivative Instruments (2) - Assets
Credit Contracts	88	Indicative Market Quotations	Broker Quote	18.12

Total	$31,124

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

146	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(l)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on OTC swap agreements	$0	$2,417	$0	$0	$0	$2,417

Liabilities:
Variation margin payable on financial derivative instruments (2)	$0	$0	$0	$0	$41	$41
Unrealized depreciation on OTC swap agreements	0	1,475	0	0	0	1,475

	$0	$1,475	$0	$0	$41	$1,516

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized (Loss) on Derivatives:
Net realized (loss) on swaps	$0	$(56)	$0	$0	$0	$(56)

Net Change in Unrealized (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on swaps	$0	$(685)	$0	$0	$(1,018)	$(1,703)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative (depreciation) of $(807) as reported in the Notes to Schedule of Investments.

(k)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(530)	$615	$85
BPS	19	(160)	(141)
CBK	99	(270)	(171)
DUB	88	(80)	8
GST	(101)	0	(101)
JPM	979	(730)	249
MYC	1	0	1
RYL	212	(280)	(68)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	147

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 12.9%

BANKING & FINANCE 11.4%
Ally Financial, Inc.
0.381% due 12/19/2012	$39,100	$39,126
2.200% due 12/19/2012	188,400	189,235
American Express Bank FSB
5.500% due 04/16/2013	20,082	20,632
5.550% due 10/17/2012	4,105	4,113
American Express Centurion Bank
5.550% due 10/17/2012	6,000	6,012
American Express Credit Corp.
5.875% due 05/02/2013	19,560	20,177
7.300% due 08/20/2013	6,700	7,100
American Honda Finance Corp.
0.631% due 12/19/2012	1,750	1,751
0.809% due 11/07/2012	700	700
1.042% due 08/05/2013	1,660	1,667
2.375% due 03/18/2013	2,450	2,472
4.625% due 04/02/2013	585	598
Asian Development Bank
1.625% due 07/15/2013	17,000	17,191
Bank of Nova Scotia
1.450% due 07/26/2014	316,441	319,518
Bank One Corp.
5.250% due 01/30/2013	8,000	8,130
Berkshire Hathaway Finance Corp.
4.500% due 01/15/2013	3,800	3,846
Berkshire Hathaway, Inc.
2.125% due 02/11/2013	1,400	1,409
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013	514,553	517,708
Citibank N.A.
1.750% due 12/28/2012	58,861	59,089
Citigroup, Inc.
5.300% due 10/17/2012	46,380	46,469
5.500% due 04/11/2013	18,950	19,417
Commonwealth Bank of Australia
0.668% due 02/26/2013	30,800	30,820
0.788% due 12/10/2012	15,280	15,289
0.878% due 07/12/2013	8,500	8,529
2.500% due 12/10/2012	8,919	8,956
DanFin Funding Ltd.
1.155% due 07/16/2013	78,650	78,972
FIH Erhvervsbank A/S
0.642% due 12/06/2012	2,400	2,401
0.769% due 06/13/2013	68,900	68,535
1.750% due 12/06/2012	13,800	13,833
2.000% due 06/12/2013	4,800	4,852
General Electric Capital Corp.
0.499% due 06/20/2013	140	139
1.875% due 09/16/2013	4,020	4,078
2.125% due 12/21/2012	60,000	60,261
2.625% due 12/28/2012	123,500	124,270
5.450% due 01/15/2013	11,400	11,561
Goldman Sachs Group, Inc.
4.750% due 07/15/2013	3,000	3,096
5.250% due 04/01/2013	33,005	33,755
5.250% due 10/15/2013	400	418
5.450% due 11/01/2012	267,060	268,113
HSBC Bank PLC
1.088% due 08/12/2013	20,420	20,504
1.625% due 08/12/2013	2,000	2,013
HSBC Finance Corp.
4.750% due 07/15/2013	20,020	20,606
6.375% due 11/27/2012	39,113	39,452
HSBC Holdings PLC
5.250% due 12/12/2012	26,290	26,522

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
John Deere Capital Corp.
0.605% due 07/15/2013	$1,300	$1,302
5.100% due 01/15/2013	60	61
JPMorgan Chase & Co.
2.125% due 12/26/2012	10,100	10,150
Landwirtschaftliche Rentenbank
0.458% due 02/12/2013	20,000	20,002
4.375% due 01/15/2013	30,300	30,654
Macquarie Bank Ltd.
4.100% due 12/17/2013	10,900	11,386
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013	9,709	9,858
5.571% due 10/04/2012	400	400
MetLife, Inc.
1.692% due 08/06/2013	17,400	17,570
Metropolitan Life Global Funding
2.500% due 01/11/2013	28,380	28,538
5.125% due 04/10/2013	18,320	18,764
Monumental Global Funding Ltd.
5.500% due 04/22/2013	4,430	4,528
Morgan Stanley
5.250% due 11/02/2012	7,400	7,421
National Bank of Canada
1.650% due 01/30/2014	42,470	43,204
Nordic Investment Bank
3.500% due 09/11/2013	11,000	11,329
PACCAR Financial Corp.
2.050% due 06/17/2013	1,960	1,984
Pricoa Global Funding
5.400% due 10/18/2012	2,750	2,755
Stadshypotek AB
0.912% due 09/30/2013	13,000	13,031
1.450% due 09/30/2013	21,370	21,574
Suncorp-Metway Ltd.
0.685% due 10/19/2012	2,050	2,050
Swedbank AB
0.905% due 01/14/2013	16,410	16,413
2.900% due 01/14/2013	8,000	8,057
TIAA Global Markets, Inc.
5.125% due 10/10/2012	9,290	9,298
U.S. Bancorp
1.375% due 09/13/2013	12,430	12,539
U.S. Central Federal Credit Union
1.900% due 10/19/2012	90,419	90,491
Wachovia Corp.
5.500% due 05/01/2013	3,000	3,089
Wells Fargo & Co.
5.250% due 10/23/2012	3,120	3,129
Western Corporate Federal Credit Union
1.750% due 11/02/2012	175,708	175,937
Westpac Banking Corp.
0.584% due 12/14/2012	59,150	59,159

		2,768,008

INDUSTRIALS 1.3%
Anheuser-Busch InBev Worldwide, Inc.
1.097% due 03/26/2013	8,860	8,895
2.500% due 03/26/2013	27,135	27,407
3.000% due 10/15/2012	26,820	26,843
BMW U.S. Capital LLC
0.829% due 12/21/2012	12,400	12,413
Canadian Natural Resources Ltd.
5.450% due 10/01/2012	3,620	3,620
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	62,207	64,426

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COX Communications, Inc.
7.125% due 10/01/2012	$4,105	$4,105
CSX Corp.
5.750% due 03/15/2013	742	760
Diageo Capital PLC
5.200% due 01/30/2013	6,571	6,674
Diageo Finance BV
5.500% due 04/01/2013	9,033	9,266
GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013	17,300	17,783
HJ Heinz Co.
5.350% due 07/15/2013	19,896	20,656
Kraft Foods, Inc.
2.625% due 05/08/2013	1,075	1,088
6.000% due 02/11/2013	6,690	6,817
PepsiCo, Inc.
0.875% due 10/25/2013	7,300	7,340
Philip Morris International, Inc.
4.875% due 05/16/2013	9,300	9,556
Reynolds American, Inc.
7.250% due 06/01/2013	1,000	1,042
Rohm and Haas Co.
5.600% due 03/15/2013	1,700	1,737
Texas Instruments, Inc.
0.615% due 05/15/2013	41,100	41,193
Time Warner Entertainment Co. LP
8.875% due 10/01/2012	2,846	2,846
Union Pacific Corp.
5.450% due 01/31/2013	3,330	3,385
Volkswagen International Finance NV
1.625% due 08/12/2013	20,600	20,807
WMC Finance USA Ltd.
5.125% due 05/15/2013	1,300	1,339

		299,998

UTILITIES 0.2%
BellSouth Corp.
4.020% due 04/26/2021	29,000	29,551
BP Capital Markets PLC
3.750% due 06/17/2013	3,000	3,073
5.250% due 11/07/2013	15,000	15,782
Public Service Co. of Colorado
7.875% due 10/01/2012	1,850	1,850
Virginia Electric and Power Co.
5.100% due 11/30/2012	1,120	1,128

		51,384

Total Corporate Bonds & Notes (Cost $3,118,833)		3,119,390

U.S. GOVERNMENT AGENCIES 27.9%
Fannie Mae
0.340% due 11/23/2012	9,800	9,803
0.500% due 08/09/2013	125,945	126,284
0.750% due 12/18/2013	20,000	20,140
1.000% due 09/23/2013 (b)	25,387	25,584
1.250% due 08/20/2013	23,445	23,660
4.750% due 02/21/2013	20,000	20,356
Federal Farm Credit Bank
0.210% due 02/03/2014 -02/20/2014	145,000	145,006
0.220% due 09/06/2013 -11/04/2013	126,510	126,524
0.230% due 11/18/2013	40,000	40,006
0.247% due 07/22/2013	24,500	24,520
0.250% due 08/28/2013	12,300	12,308

148	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.262% due 07/29/2013	$70,000	$70,052
0.342% due 06/14/2013	20,000	20,026
1.375% due 06/25/2013	3,900	3,936
Federal Home Loan Bank
0.176% due 02/28/2014	53,000	52,998
0.188% due 12/11/2013	104,340	104,291
0.200% due 02/03/2014	165,000	164,987
0.230% due 04/22/2013 -02/24/2014	2,141,660	2,142,431
0.250% due 09/06/2013 -02/14/2014	405,000	405,263
0.268% due 01/27/2014 (b)	840,900	840,676
0.280% due 08/15/2013 -10/25/2013	356,000	356,331
0.290% due 08/15/2013 -11/08/2013	76,100	76,177
0.300% due 10/18/2013 -11/25/2013	146,000	146,086
0.320% due 12/11/2013	100,000	100,123
0.330% due 01/03/2014	30,000	30,049
0.340% due 12/18/2013	94,400	94,562
1.750% due 03/08/2013	53,675	54,027
Freddie Mac
0.166% due 05/16/2013	610,900	610,998
0.167% due 09/13/2013	400,000	399,961
0.178% due 05/06/2013	230,400	230,583
0.181% due 06/03/2013	180,800	180,833
0.201% due 11/04/2013	73,779	73,789
0.500% due 10/15/2013	40,375	40,505

Total U.S. Government Agencies (Cost $6,769,794)		6,772,875

MORTGAGE-BACKED SECURITIES 0.4%
Arkle Master Issuer PLC
0.421% due 02/17/2013	64,000	64,127
Fosse Master Issuer PLC
0.400% due 10/18/2054	25,570	25,574

Total Mortgage-Backed Securities (Cost $89,570)		89,701

ASSET-BACKED SECURITIES 0.0%
Ally Auto Receivables Trust
0.339% due 06/17/2013	8,613	8,616

Total Asset-Backed Securities (Cost $8,613)		8,616

SOVEREIGN ISSUES 2.0%
Export Development Canada
0.350% due 03/19/2013	38,000	38,018
0.375% due 01/14/2013	17,300	17,310
Financement-Quebec
5.000% due 10/25/2012	61,730	61,916
Hydro-Quebec
8.000% due 02/01/2013	14,320	14,681
Japan Bank for International Cooperation
4.250% due 06/18/2013	13,100	13,454
4.375% due 11/26/2012	72,100	72,479
Kommunalbanken A/S
0.528% due 03/10/2014	29,100	29,086
0.553% due 10/21/2013	55,700	55,690
Kommuninvest Sverige AB
1.875% due 06/04/2013	2,000	2,020
Ontario Electricity Financial Corp.
7.450% due 03/31/2013	66,572	68,877
Province of British Columbia
4.300% due 05/30/2013	11,733	12,047

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Province of Nova Scotia
7.250% due 07/27/2013	$13,420	$14,195
Province of Ontario
1.875% due 11/19/2012	66,225	66,357
3.500% due 07/15/2013	13,089	13,418
4.375% due 02/15/2013	5,119	5,195

Total Sovereign Issues (Cost $484,871)		484,743

SHORT-TERM INSTRUMENTS 61.4%

CERTIFICATES OF DEPOSIT 0.6%
Banco do Brasil S.A.
0.000% due 03/26/2013	45,610	45,468
0.000% due 03/28/2013	45,790	46,014
Intesa Sanpaolo SpA
2.375% due 12/21/2012	13,000	12,846
Itau Unibanco Holding S.A.
1.000% due 03/26/2013	35,000	34,753

		139,081

COMMERCIAL PAPER 7.9%
Anheuser Busch Co., Inc.
0.320% due 10/18/2012	9,470	9,468
0.320% due 10/19/2012	38,400	38,394
Anheuser-Busch InBev Worldwide, Inc.
0.320% due 10/15/2012	7,650	7,649
Apache Corp.
0.460% due 10/19/2012	2,921	2,920
BAT International Finance PLC
0.440% due 10/10/2012	8,580	8,579
0.470% due 11/05/2012	50,400	50,377
BP Capital Markets PLC
0.600% due 08/12/2013	25,650	25,589
0.650% due 08/06/2013	27,200	27,136
0.666% due 02/08/2013	36,400	36,434
0.750% due 02/22/2013	23,865	23,846
0.830% due 02/22/2013	57,700	57,653
British Telecommunications PLC
0.838% due 10/29/2012	5,700	5,696
1.600% due 05/15/2013	8,200	8,148
1.640% due 05/15/2013	39,000	38,753
1.740% due 06/03/2013	20,000	19,858
Daimler Finance North America LLC
1.130% due 03/15/2013	28,000	27,907
Dominion Resources, Inc.
0.410% due 10/09/2012	5,890	5,889
0.420% due 10/16/2012	20,270	20,266
Duke Energy Corp.
0.460% due 10/15/2012	7,600	7,599
0.470% due 10/01/2012	3,400	3,400
0.470% due 10/04/2012	30,000	29,999
0.470% due 01/02/2013	33,090	33,050
Ford Motor Credit Co.
0.950% due 10/01/2012	14,245	14,245
1.200% due 11/02/2012	28,200	28,170
1.650% due 06/07/2013	27,930	27,669
Holcim U.S. Finance SARL & Cie SCS
0.490% due 10/01/2012	5,300	5,300
0.490% due 10/15/2012	10,365	10,363
0.500% due 10/24/2012	3,450	3,449
0.500% due 11/01/2012	8,910	8,906
0.520% due 10/17/2012	9,100	9,098
0.550% due 11/19/2012	2,610	2,608
Kansas City Power & Light Co.
0.440% due 10/10/2012	3,876	3,876

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kells Funding LLC
0.300% due 10/23/2012	$14,600	$14,597
Kinder Morgan Energy Partners LP
0.480% due 10/02/2012	22,790	22,790
0.480% due 10/09/2012	9,855	9,854
0.490% due 10/01/2012	13,910	13,910
0.500% due 10/02/2012	24,460	24,460
0.510% due 10/01/2012	15,750	15,750
0.510% due 10/02/2012	121,010	121,008
0.520% due 10/24/2012	2,900	2,899
NextEra Energy Capital Holdings, Inc.
0.420% due 10/09/2012	13,640	13,639
0.420% due 10/12/2012	9,000	8,999
Nissan Motor Acceptance Corp.
0.420% due 10/01/2012	9,020	9,020
Northeast Utilities
0.420% due 10/04/2012	2,320	2,320
0.430% due 10/02/2012	10,940	10,940
0.430% due 10/25/2012	15,090	15,086
PPL Energy Supply LLC
0.420% due 10/12/2012	39,890	39,885
0.430% due 10/19/2012	6,960	6,958
Province of Quebec
0.210% due 12/04/2012	25,000	24,988
Reed Elsevier, Inc.
0.400% due 10/04/2012	12,770	12,770
0.410% due 10/11/2012	10,010	10,009
0.410% due 10/15/2012	17,285	17,282
0.410% due 10/17/2012	6,600	6,599
0.410% due 10/18/2012	17,065	17,062
Sempra Energy
0.410% due 10/03/2012	14,355	14,355
0.430% due 10/03/2012	7,348	7,348
Southern California Edison
0.380% due 10/02/2012	23,862	23,862
Spectra Energy Capital
0.410% due 10/02/2012	12,900	12,900
0.420% due 10/02/2012	460	460
0.430% due 10/01/2012	15,775	15,775
0.440% due 10/09/2012	1,350	1,350
0.450% due 10/02/2012	380	380
0.450% due 10/29/2012	6,890	6,888
Standard Chartered Bank
0.950% due 09/26/2013	65,275	64,743
0.950% due 10/01/2013	10,000	9,917
Straight-A Funding LLC
0.180% due 10/02/2012	27,300	27,300
0.180% due 10/09/2012	117,319	117,314
0.180% due 10/10/2012	29,020	29,019
0.180% due 10/11/2012	41,037	41,035
0.180% due 10/17/2012	27,500	27,498
0.180% due 10/19/2012	19,700	19,698
0.180% due 10/23/2012	5,155	5,154
0.180% due 11/02/2012	37,000	36,994
0.180% due 11/05/2012	5,145	5,144
0.180% due 12/03/2012	30,800	30,794
0.180% due 12/10/2012	44,600	44,585
0.180% due 12/18/2012	30,141	30,130
0.183% due 10/04/2012	16,300	16,300
Vodafone Group PLC
1.024% due 09/09/2013	19,400	19,211
1.200% due 06/11/2013	5,400	5,367
Volvo Group Treasury N.A.
0.540% due 10/09/2012	23,150	23,147
0.540% due 10/10/2012	23,150	23,147
0.540% due 10/11/2012	7,500	7,499
Xerox Corp.
0.700% due 10/01/2012	50,000	50,000

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	149

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Xstrata Finance Canada Ltd.
0.470% due 10/03/2012	$40,630	$40,629
0.480% due 10/05/2012	18,170	18,169
0.520% due 10/10/2012	86,390	86,379
0.520% due 10/18/2012	32,825	32,817

		1,918,427

REPURCHASE AGREEMENTS 43.5%
Banc of America Securities LLC
0.220% due 10/01/2012	468,400	468,400
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.625% - 0.875% due 02/28/2017 - 05/31/2017 valued at $478,709. Repurchase proceeds are $468,409)
0.250% due 10/02/2012	23,000	23,000
(Dated 10/01/2012. Collateralized by U.S. Treasury Notes 0.250% due 07/15/2015 valued at $23,474. Repurchase proceeds are $23,000)
Bank of Nova Scotia
0.190% due 10/10/2012	100,000	100,000
(Dated 09/10/2012. Collateralized by Fannie Mae 4.000% due 11/01/2040 valued at $103,860. Repurchase proceeds are $100,011)
0.260% due 01/04/2013	155,612	155,612
(Dated 09/10/2012. Collateralized by Fannie Mae 2.000% due 01/25/2027 valued at $162,402. Repurchase proceeds are $155,636)
0.280% due 10/01/2012	200,000	200,000
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 1.875% due 02/28/2014 valued at $204,167. Repurchase proceeds are $200,005)
Barclays Capital, Inc.
0.240% due 10/01/2012	51,800	51,800
(Dated 09/28/2012. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $52,717. Repurchase proceeds are $51,801)
0.240% due 10/02/2012	718,700	718,700
(Dated 10/01/2012. Collateralized by U.S. Treasury Bonds 4.500% due 08/15/2039 valued at $733,200. Repurchase proceeds are $718,700)
0.250% due 10/01/2012	211,100	211,100
(Dated 09/28/2012. Collateralized by U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2022 valued at $215,052. Repurchase proceeds are $211,104)
0.250% due 10/02/2012	24,500	24,500
(Dated 10/01/2012. Collateralized by Ginnie Mae 3.000% due 09/20/2042 valued at $25,339. Repurchase proceeds are $24,500)
0.260% due 10/01/2012	18,700	18,700
(Dated 09/28/2012. Collateralized by Ginnie Mae 3.500% due 06/20/2042 valued at $19,330. Repurchase proceeds are $18,700)
0.260% due 02/13/2013	103,100	103,100
(Dated 08/13/2012. Collateralized by Fannie Mae 4.500% due 08/01/2041 valued at $102,540. Repurchase proceeds are $103,136)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.270% due 11/16/2012	$275,000	$275,000
(Dated 07/18/2012. Collateralized by Fannie Mae 4.500% due 09/01/2039 - 01/01/2041 valued at $147,397 and Freddie Mac 4.500% due 09/01/2041 valued at $126,842. Repurchase proceeds are $275,155)
0.270% due 01/16/2013	400,000	400,000
(Dated 07/20/2012. Collateralized by Freddie Mac 3.500% due 07/01/2042 valued at $335,646 and Ginnie Mae 3.500% due 07/15/2042 valued at $83,250. Repurchase proceeds are $400,219)
0.270% due 01/24/2013	442,800	442,800

(Dated 07/24/2012. Collateralized by Fannie Mae 4.000% - 5.000% due 08/01/2040 - 02/01/2042 valued at $217,905 and Ginnie Mae 3.500% due 02/01/2042 valued at $227,206. Repurchase proceeds are $443,029)

0.330% due 03/21/2014	15,194	15,194
(Dated 03/23/2012. Collateralized by Aon Corp. 7.375% due 12/14/2012 valued at $15,516. Repurchase proceeds are $15,221)
0.340% due 04/24/2014	16,469	16,469
(Dated 04/25/2012. Collateralized by Macy’s Retail Holdings, Inc. 5.750% due 07/15/2014 valued at $17,107. Repurchase proceeds are $16,494)
0.340% due 07/27/2014	9,156	9,156
(Dated 07/27/2012. Collateralized by Citigroup, Inc. 4.450% due 01/10/2017 valued at $10,043. Repurchase proceeds are $9,162)
BNP Paribas Securities Corp.
0.170% due 10/12/2012	32,300	32,300
(Dated 09/18/2012. Collateralized by U.S. Treasury Notes 1.750% due 05/31/2016 valued at $33,170. Repurchase proceeds are $32,302)
0.180% due 10/04/2012	53,400	53,400
(Dated 09/18/2012. Collateralized by Ginnie Mae 5.500% due 10/15/2040 valued at $55,073. Repurchase proceeds are $53,403)
0.180% due 10/09/2012	145,800	145,800
(Dated 09/18/2012. Collateralized by Fannie Mae 4.000% - 4.500% due 03/01/2034 - 07/25/2036 valued at $145,484 and Freddie Mac 0.901% due 02/15/2041 valued at $7,438. Repurchase proceeds are $145,810)
0.180% due 10/11/2012	118,800	118,800
(Dated 09/18/2012. Collateralized by Freddie Mac 3.500% due 04/01/2042 valued at $6,328 and Ginnie Mae 5.000% due 08/15/2039 valued at $116,802. Repurchase proceeds are $118,808)
0.300% due 10/01/2012	9,600	9,600
(Dated 09/28/2012. Collateralized by Ginnie Mae 3.500% due 09/20/2042 valued at $9,945. Repurchase proceeds are $9,600)
Citigroup Global Markets, Inc.
0.180% due 10/01/2012	708,400	708,400
(Dated 09/28/2012. Collateralized by Fannie Mae 3.500% - 4.000% due 04/01/2041 - 09/01/2042 valued at $741,771. Repurchase proceeds are $708,411)
0.200% due 10/11/2012	200,000	200,000
(Dated 09/27/2012. Collateralized by Fannie Mae 3.500% due 07/01/2042 valued at $206,139. Repurchase proceeds are $200,004)
0.200% due 10/26/2012	18,400	18,400
(Dated 09/27/2012. Collateralized by Fannie Mae 2.500% due 05/01/2027 valued at $19,003. Repurchase proceeds are $18,400)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.210% due 10/01/2012	$263,600	$263,600
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.750% due 06/30/2017 valued at $268,947. Repurchase proceeds are $263,605)
0.240% due 10/01/2012	662,400	662,400
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.375% - 1.750% due 03/31/2014 - 10/31/2016 valued at $673,326. Repurchase proceeds are $662,413)
0.250% due 10/02/2012	61,100	61,100
(Dated 10/01/2012. Collateralized by U.S. Treasury Notes 1.750% due 03/31/2014 valued at $61,849. Repurchase proceeds are $61,100)
Credit Suisse Securities (USA) LLC
0.280% due 10/01/2012	641,600	641,600
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 3.125% due 01/31/2017 valued at $656,815. Repurchase proceeds are $641,615.)
HSBC Bank USA N.A.
0.280% due 10/01/2012	560,000	560,000
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.250% - 4.000% due 02/15/2014 - 02/15/2020 valued at $571,195. Repurchase proceeds are $560,013.)
JPMorgan Securities, Inc.
0.200% due 10/26/2012	731,600	731,600
(Dated 09/27/2012. Collateralized by Freddie Mac 3.500% - 5.000% due 05/01/2040 -02/01/2042 valued at $768,770. Repurchase proceeds are $731,616)
0.250% due 10/02/2012	247,800	247,800
(Dated 10/01/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $95,740 and U.S. Treasury Notes 1.250% due 03/15/2014 valued at $157,721. Repurchase proceeds are $247,800)
0.260% due 10/01/2012	1,051,500	1,051,500
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.250% - 3.625% due 04/30/2014 - 11/15/2019 valued at $1,068,784. Repurchase proceeds are $1,051,523)
0.260% due 10/02/2012	3,800	3,800
(Dated 10/01/2012. Collateralized by Freddie Mac 4.375% due 07/17/2015 valued at $3,883. Repurchase proceeds are $3,800)
0.280% due 10/01/2012	50,000	50,000
(Dated 09/28/2012. Collateralized by Freddie Mac 0.500% due 09/25/2015 valued at $51,167. Repurchase proceeds are $50,001)
Morgan Stanley & Co., Inc.
0.280% due 10/01/2012	359,900	359,900

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.125% - 4.375% due 11/15/2039 - 02/15/2042 valued at $153,722 and U.S. Treasury Notes 1.875% due 09/30/2017 valued at $210,501. Repurchase proceeds are $359,908.)

150	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RBC Capital Markets LLC
0.180% due 10/02/2012	$500,000	$500,000
(Dated 08/31/2012. Collateralized by Ginnie Mae 4.500% - 5.500% due 02/15/2040 - 10/20/2041 valued at $499,697. Repurchase proceeds are $500,078)
0.290% due 10/01/2012	500,000	500,000
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.750% due 08/15/2041 valued at $391,179 and U.S. Treasury Notes 1.000% due 08/31/2016 valued at $116,576. Repurchase proceeds are $500,012)
RBS Securities, Inc.
0.260% due 10/01/2012	100,000	100,000
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 1.500% due 12/31/2013 valued at $102,046. Repurchase proceeds are $100,002)
0.270% due 10/01/2012	50,000	50,000
(Dated 09/28/2012. Collateralized by Fannie Mae 2.625% due 11/20/2014 valued at $51,092. Repurchase proceeds are $50,001)
State Street Bank and Trust Co.
0.010% due 10/01/2012	6,008	6,008
(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $6,131. Repurchase proceeds are $6,008.)
TD Securities (USA) LLC
0.250% due 10/01/2012	24,500	24,500
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.375% due 11/15/2039 valued at $21,640 and U.S. Treasury Notes 0.375% due 06/15/2015 valued at $3,883. Repurchase proceeds are $24,501)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.260% due 10/01/2012	$122,800	$122,800
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.125% - 4.750% due 05/15/2013 - 05/15/2014 valued at $125,647. Repurchase proceeds are $122,803)
UBS Securities LLC
0.260% due 10/01/2012	100,000	100,000
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.250% - 6.125% due 11/15/2027 - 11/15/2040 valued at $101,655. Repurchase proceeds are $100,002.)

		10,556,839

SHORT-TERM NOTES 9.4%
American Honda Finance Corp.
0.519% due 08/02/2013	15,400	15,400
0.593% due 05/02/2013	7,900	7,904
0.660% due 12/07/2012	2,000	2,001
0.705% due 01/17/2013	3,000	3,002
Bank of America Auto Trust
0.269% due 04/15/2013	5,112	5,112
Export Development Canada
0.335% due 05/23/2013	55,930	55,960
Fannie Mae
0.157% due 01/16/2013	50,000	49,994
Federal Farm Credit Bank
0.200% due 03/13/2013	165,000	165,046
Federal Home Loan Bank
0.125% due 03/05/2013 - 04/23/2013	206,630	206,593

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.170% due 06/13/2013 - 08/08/2013	$601,200	$601,249
0.180% due 07/12/2013	2,300	2,300
0.190% due 06/18/2013 (b)	10,000	10,002
0.190% due 08/22/2013 - 09/06/2013	700,700	700,782
0.220% due 04/25/2013	85,000	85,024
0.230% due 04/17/2013	229,300	229,384
0.240% due 04/26/2013	111,400	111,443
Hyundai Auto Receivables Trust
0.293% due 07/15/2013	12,948	12,955
Pacific Gas & Electric Co.
0.884% due 11/20/2012	1,100	1,101
Texas State Public Finance Authority
0.210% due 10/02/2012	6,700	6,700
0.220% due 10/02/2012	8,300	8,300

		2,280,252

Total Short-Term Instruments (Cost $14,892,110)		14,894,599

Total Investments 104.6% (Cost $25,363,791)		$25,369,924

Other Assets and Liabilities (Net) (4.6%)		(1,121,528)

Net Assets 100.0%		$24,248,396

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$2,768,008	$0	$2,768,008
Industrials	0	299,998	0	299,998
Utilities	0	51,384	0	51,384
U.S. Government Agencies	0	6,772,875	0	6,772,875
Mortgage-Backed Securities	0	89,701	0	89,701
Asset-Backed Securities	0	8,616	0	8,616

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Sovereign Issues	$0	$484,743	$0	$484,743
Short-Term Instruments
Certificates of Deposit	0	139,081	0	139,081
Commercial Paper	0	1,918,427	0	1,918,427
Repurchase Agreements	0	10,556,839	0	10,556,839
Short-Term Notes	0	2,280,252	0	2,280,252
	$0	$25,369,924	$0	$25,369,924

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	151

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio (Cont.)

September 30, 2012 (Unaudited)

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$30,831	$0	$0	$0	$0	$(11)	$0	$(30,820)	$0	$0
Sovereign Issues	29,994	0	(30,016)	(4)	2	24	0	0	0	0

Totals	$60,825	$0	$(30,016)	$(4)	$2	$13	$0	$(30,820)	$0	$0

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

(b)	Securities with an aggregate market value of $6,033 have been pledged as collateral as of September 30, 2012 for repurchase agreements as governed by Master Repurchase Agreements.

152	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 14.9%

BANKING & FINANCE 13.3%
Ally Financial, Inc.
0.381% due 12/19/2012	$300	$300
2.200% due 12/19/2012	20,980	21,073
American Express Bank FSB
5.500% due 04/16/2013	2,110	2,168
5.550% due 10/17/2012	450	451
American Express Centurion Bank
5.550% due 10/17/2012	2,650	2,655
American Express Credit Corp.
5.875% due 05/02/2013	3,860	3,982
7.300% due 08/20/2013	1,600	1,696
American Honda Finance Corp.
2.375% due 03/18/2013	525	530
ANZ National International Ltd.
6.200% due 07/19/2013	1,250	1,300
Bank of Nova Scotia
1.450% due 07/26/2014	72,300	73,003
Bank One Corp.
5.250% due 01/30/2013	1,214	1,234
Berkshire Hathaway Finance Corp.
4.500% due 01/15/2013	1,400	1,417
Berkshire Hathaway, Inc.
2.125% due 02/11/2013	300	302
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013	114,890	115,594
Citigroup, Inc.
2.438% due 08/13/2013	3,860	3,912
5.300% due 10/17/2012	4,890	4,899
5.500% due 04/11/2013	15,700	16,087
Commonwealth Bank of Australia
0.668% due 02/26/2013	2,500	2,502
0.788% due 12/10/2012	2,400	2,401
0.878% due 07/12/2013	5,800	5,820
DanFin Funding Ltd.
1.155% due 07/16/2013	11,800	11,848
FIH Erhvervsbank A/S
0.769% due 06/13/2013	16,800	16,711
1.750% due 12/06/2012	1,000	1,002
2.000% due 06/12/2013	1,000	1,011
General Electric Capital Corp.
0.499% due 06/20/2013	730	723
0.660% due 12/07/2012	1,000	1,001
1.875% due 09/16/2013	470	477
2.125% due 12/21/2012	2,690	2,702
2.625% due 12/28/2012	13,400	13,483
5.450% due 01/15/2013	2,200	2,231
Goldman Sachs Group, Inc.
1.447% due 07/29/2013	2,200	2,208
4.750% due 07/15/2013	13,055	13,473
5.250% due 04/01/2013	2,180	2,230
5.250% due 10/15/2013	1,610	1,681
5.450% due 11/01/2012	45,310	45,489
HSBC Bank PLC
1.088% due 08/12/2013	4,070	4,087
1.625% due 08/12/2013	2,000	2,013
HSBC Finance Corp.
4.750% due 07/15/2013	3,590	3,695
6.375% due 11/27/2012	9,790	9,875
HSBC Holdings PLC
5.250% due 12/12/2012	1,030	1,039
John Deere Capital Corp.
0.605% due 07/15/2013	1,200	1,202
JPMorgan Chase & Co.
2.125% due 12/26/2012	10,570	10,622

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Landwirtschaftliche Rentenbank
0.458% due 02/12/2013	$2,370	$2,370
4.375% due 01/15/2013	6,800	6,879
Macquarie Bank Ltd.
4.100% due 12/17/2013	2,340	2,444
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013	1,140	1,157
MetLife, Inc.
1.692% due 08/06/2013	3,760	3,797
Metropolitan Life Global Funding
2.500% due 01/11/2013	3,220	3,238
5.125% due 04/10/2013	2,240	2,294
Monumental Global Funding Ltd.
5.500% due 04/22/2013	780	797
Morgan Stanley
1.427% due 04/29/2013	2,070	2,073
National Bank of Canada
1.650% due 01/30/2014	9,070	9,227
Network Rail Infrastructure Finance PLC
3.500% due 06/17/2013	1,700	1,739
Northern Trust Corp.
5.500% due 08/15/2013	200	209
PACCAR Financial Corp.
2.050% due 06/17/2013	220	223
Stadshypotek AB
0.912% due 09/30/2013	1,600	1,604
1.450% due 09/30/2013	4,690	4,735
Swedbank AB
0.905% due 01/14/2013	2,000	2,000
2.900% due 01/14/2013	1,000	1,007
TIAA Global Markets, Inc.
5.125% due 10/10/2012	1,170	1,171
U.S. Bancorp
1.375% due 09/13/2013	4,623	4,664
Wachovia Corp.
5.500% due 05/01/2013	750	772
Wells Fargo & Co.
5.250% due 10/23/2012	550	552
Western Corporate Federal Credit Union
1.750% due 11/02/2012	56,800	56,874
Westpac Banking Corp.
0.584% due 12/14/2012	40,040	40,046

		560,001

INDUSTRIALS 1.2%
Anheuser-Busch InBev Worldwide, Inc.
1.097% due 03/26/2013	4,210	4,226
2.500% due 03/26/2013	3,550	3,586
3.000% due 10/15/2012	5,320	5,325
BMW U.S. Capital LLC
0.829% due 12/21/2012	2,600	2,603
Canadian Natural Resources Ltd.
5.450% due 10/01/2012	520	520
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	7,505	7,773
ConocoPhillips
4.750% due 10/15/2012	2,500	2,504
COX Communications, Inc.
7.125% due 10/01/2012	280	280
Diageo Capital PLC
5.200% due 01/30/2013	775	787
Diageo Finance BV
5.500% due 04/01/2013	1,100	1,128
GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013	3,550	3,649

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HJ Heinz Co.
5.350% due 07/15/2013	$2,000	$2,076
Kraft Foods, Inc.
6.000% due 02/11/2013	725	739
PepsiCo, Inc.
0.875% due 10/25/2013	1,200	1,207
Philip Morris International, Inc.
4.875% due 05/16/2013	1,600	1,644
Rohm and Haas Co.
5.600% due 03/15/2013	300	306
Texas Instruments, Inc.
0.615% due 05/15/2013	4,800	4,811
Thermo Fisher Scientific, Inc.
2.150% due 12/28/2012	3,000	3,009
Time Warner Entertainment Co. LP
8.875% due 10/01/2012	325	325
Union Pacific Corp.
5.450% due 01/31/2013	700	712
Volkswagen International Finance NV
1.625% due 08/12/2013	4,500	4,545

		51,755

UTILITIES 0.4%
BellSouth Corp.
4.020% due 04/26/2021	4,000	4,076
BP Capital Markets PLC
3.750% due 06/17/2013	5,560	5,694
5.250% due 11/07/2013	4,600	4,840

		14,610

Total Corporate Bonds & Notes (Cost $626,140)		626,366

U.S. GOVERNMENT AGENCIES 23.3%
Fannie Mae
0.340% due 11/23/2012	1,000	1,000
1.750% due 05/07/2013	54,054	54,545
3.250% due 04/09/2013	39,088	39,732
4.375% due 03/15/2013	65,000	66,253
Federal Farm Credit Bank
0.210% due 02/03/2014 - 02/20/2014	30,750	30,751
0.220% due 09/06/2013 - 11/04/2013	14,210	14,212
0.245% due 02/07/2014	25,000	25,004
0.247% due 07/22/2013	2,000	2,002
0.262% due 07/29/2013	5,000	5,004
Federal Home Loan Bank
0.176% due 02/28/2014	11,000	11,000
0.188% due 12/11/2013	15,760	15,752
0.200% due 04/30/2013 -02/03/2014	72,475	72,478
0.220% due 11/08/2013	10,000	10,003
0.230% due 04/29/2013 - 02/24/2014	387,260	387,396
0.245% due 11/04/2013	18,500	18,511
0.268% due 01/27/2014	100	100
0.280% due 08/13/2013	12,000	12,011
0.290% due 08/15/2013 - 11/14/2013	16,000	16,017
0.300% due 10/18/2013	20,000	20,011
0.375% due 10/18/2013	10,000	10,019
0.500% due 08/28/2013 - 12/13/2013	56,000	56,146
Freddie Mac
0.166% due 05/16/2013	50,100	50,108

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	153

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.167% due 09/13/2013	$35,000	$34,996
0.178% due 05/06/2013	19,600	19,616
0.181% due 06/03/2013	10,660	10,662

Total U.S. Government Agencies (Cost $982,797)		983,329

U.S. TREASURY OBLIGATIONS 3.4%
U.S. Treasury Notes
0.125% due 08/31/2013 (b)	80,000	79,975
0.125% due 09/30/2013 (b)	34,000	33,983
1.000% due 07/15/2013	30,000	30,198

Total U.S. Treasury Obligations (Cost $144,096)		144,156

MORTGAGE-BACKED SECURITIES 0.3%
Arkle Master Issuer PLC
0.421% due 02/17/2013	10,100	10,120
Fosse Master Issuer PLC
0.400% due 10/18/2054	3,450	3,451

Total Mortgage-Backed Securities (Cost $13,550)		13,571

ASSET-BACKED SECURITIES 0.0%
Ally Auto Receivables Trust
0.339% due 06/17/2013	1,193	1,193

Total Asset-Backed Securities (Cost $1,193)		1,193

SOVEREIGN ISSUES 3.7%
Export Development Canada
0.350% due 03/19/2013	4,800	4,802
0.375% due 01/14/2013	5,300	5,303
Financement-Quebec
5.000% due 10/25/2012	16,810	16,861
Hydro-Quebec
8.000% due 02/01/2013	1,670	1,712
Japan Bank for International Cooperation
2.125% due 11/05/2012	5,000	5,008
4.250% due 06/18/2013	10,400	10,686
4.375% due 11/26/2012	8,000	8,042
Kommunalbanken A/S
0.528% due 03/10/2014	5,900	5,897
0.553% due 10/21/2013	11,900	11,898
Ontario Electricity Financial Corp.
7.450% due 03/31/2013	37,340	38,633
Province of British Columbia
4.300% due 05/30/2013	2,000	2,053
Province of Nova Scotia
7.250% due 07/27/2013	1,510	1,597
Province of Ontario
1.375% due 01/27/2014	15,000	15,211
1.875% due 11/19/2012	28,580	28,637

Total Sovereign Issues (Cost $156,361)		156,340

SHORT-TERM INSTRUMENTS 53.2%

CERTIFICATES OF DEPOSIT 0.2%
Bank of Nova Scotia
0.569% due 09/16/2013	7,500	7,518
Intesa Sanpaolo SpA
2.375% due 12/21/2012	1,500	1,482

		9,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 9.1%
Anheuser Busch Co., Inc.
0.320% due 10/18/2012	$1,950	$1,950
0.320% due 10/19/2012	8,400	8,399
Anheuser-Busch InBev Worldwide, Inc.
0.320% due 10/15/2012	1,200	1,200
Apache Corp.
0.460% due 10/19/2012	730	730
BAT International Finance PLC
0.470% due 11/05/2012	11,400	11,395
BP Capital Markets PLC
0.490% due 04/18/2013	7,600	7,590
0.600% due 08/12/2013	6,200	6,185
0.650% due 08/06/2013	12,200	12,171
0.750% due 02/22/2013	3,000	2,997
British Telecommunications PLC
0.838% due 10/29/2012	4,550	4,547
1.600% due 05/15/2013	1,100	1,093
1.640% due 05/15/2013	5,190	5,157
Daimler Finance North America LLC
1.130% due 03/15/2013	3,125	3,114
Dominion Resources, Inc.
0.410% due 10/09/2012	930	930
0.420% due 10/16/2012	4,275	4,274
Duke Energy Corp.
0.460% due 10/15/2012	1,400	1,400
0.470% due 10/04/2012	2,600	2,600
0.470% due 01/02/2013	7,700	7,691
Ford Motor Credit Co.
0.950% due 10/01/2012	5,270	5,270
1.200% due 11/02/2012	12,370	12,357
Holcim U.S. Finance SARL & Cie SCS
0.490% due 10/01/2012	1,100	1,100
0.490% due 10/15/2012	2,545	2,544
0.500% due 10/24/2012	350	350
0.500% due 11/01/2012	260	260
0.520% due 10/17/2012	2,000	1,999
0.550% due 11/19/2012	540	539
Kansas City Power & Light Co.
0.440% due 10/10/2012	890	890
Kells Funding LLC
0.300% due 10/23/2012	7,100	7,099
Kinder Morgan Energy Partners LP
0.480% due 10/02/2012	9,405	9,405
0.480% due 10/09/2012	2,345	2,345
0.490% due 10/01/2012	3,290	3,290
0.500% due 10/02/2012	5,305	5,305
0.510% due 10/01/2012	4,005	4,005
0.510% due 10/02/2012	25,450	25,449
0.520% due 10/24/2012	3,000	2,999
NextEra Energy Capital Holdings, Inc.
0.420% due 10/09/2012	3,045	3,045
0.420% due 10/12/2012	2,500	2,500
Nissan Motor Acceptance Corp.
0.420% due 10/01/2012	1,820	1,820
Northeast Utilities
0.420% due 10/04/2012	270	270
0.430% due 10/02/2012	2,640	2,640
0.430% due 10/25/2012	2,890	2,889
PPL Energy Supply LLC
0.430% due 10/19/2012	1,080	1,080
Reed Elsevier, Inc.
0.400% due 10/04/2012	4,705	4,705
0.410% due 10/11/2012	2,245	2,245
0.410% due 10/15/2012	5,825	5,824
0.410% due 10/17/2012	2,450	2,449
0.410% due 10/18/2012	1,400	1,400

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sempra Energy
0.410% due 10/03/2012	$3,440	$3,440
0.430% due 10/03/2012	1,860	1,860
Southern California Edison
0.380% due 10/02/2012	6,205	6,205
Spectra Energy Capital
0.410% due 10/02/2012	1,200	1,200
0.420% due 10/02/2012	980	980
0.430% due 10/01/2012	3,525	3,525
0.440% due 10/09/2012	470	470
0.450% due 10/02/2012	805	805
0.450% due 10/29/2012	990	990
Standard Chartered Bank
0.950% due 09/26/2013	14,000	13,886
0.950% due 10/01/2013	3,000	2,975
Straight-A Funding LLC
0.180% due 10/02/2012	4,500	4,500
0.180% due 10/09/2012	27,000	26,999
0.180% due 10/10/2012	2,300	2,300
0.180% due 10/11/2012	4,400	4,400
0.180% due 10/17/2012	9,200	9,199
0.180% due 10/19/2012	2,200	2,200
0.180% due 11/02/2012	7,500	7,499
0.180% due 12/10/2012	5,400	5,398
0.180% due 12/18/2012	29,000	28,989
0.183% due 10/04/2012	8,200	8,200
Vodafone Group PLC
1.024% due 09/09/2013	4,000	3,961
1.200% due 06/11/2013	650	646
Volvo Group Treasury N.A.
0.540% due 10/09/2012	4,750	4,749
0.540% due 10/10/2012	4,750	4,749
0.540% due 10/11/2012	1,500	1,500
Xstrata Finance Canada Ltd.
0.520% due 10/10/2012	17,190	17,188
0.520% due 10/18/2012	12,635	12,632

		380,941

REPURCHASE AGREEMENTS 18.9%
Bank of Nova Scotia
0.190% due 10/10/2012	200,000	200,000
(Dated 09/10/2012. Collateralized by Fannie Mae 4.000% due 01/01/2042 valued at $207,759. Repurchase proceeds are $200,022)
0.260% due 01/04/2013	33,700	33,700
(Dated 09/10/2012. Collateralized by Fannie Mae 1.750% due 08/22/2024 valued at $35,110. Repurchase proceeds are $33,705)
0.280% due 10/01/2012	50,000	50,000
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 1.875% due 06/30/2015 valued at $51,046. Repurchase proceeds are $50,001)
Barclays Capital, Inc.
0.260% due 02/13/2013	26,500	26,500
(Dated 08/13/2012. Collateralized by Fannie Mae 4.500% due 08/01/2041 valued at $26,357. Repurchase proceeds are $26,509)
0.270% due 11/16/2012	35,000	35,000
(Dated 07/18/2012. Collateralized by Fannie Mae 3.500% due 07/01/2042 valued at $36,410. Repurchase proceeds are $35,020)
0.270% due 01/24/2013	115,000	115,000
(Dated 07/24/2012. Collateralized by Fannie Mae 3.000% due 07/01/2027 valued at $117,967. Repurchase proceeds are $115,060)

154	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Global Markets, Inc.
0.180% due 10/11/2012	$149,500	$149,500
(Dated 09/18/2012. Collateralized by Freddie Mac 3.500% - 4.000% due 01/01/2026 - 01/01/2042 valued at $156,918. Repurchase proceeds are $149,511.)
Credit Suisse Securities (USA) LLC
0.280% due 10/01/2012	34,700	34,700
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.250% due 02/28/2014 valued at $35,492. Repurchase proceeds are $34,701.)
JPMorgan Securities, Inc.
0.260% due 10/01/2012	40,000	40,000
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 2.625% due 12/31/2014 valued at $40,928. Repurchase proceeds are $40,001.)
Morgan Stanley & Co., Inc.
0.280% due 10/01/2012	107,600	107,600
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $109,058. Repurchase proceeds are $107,603.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Street Bank and Trust Co.
0.010% due 10/01/2012	$4,592	$4,592
(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 06/04/2015 valued at $4,686. Repurchase proceeds are $4,592.)

		796,592

SHORT-TERM NOTES 25.0%
American Honda Finance Corp.
0.519% due 08/02/2013	3,600	3,600
0.593% due 05/02/2013	2,630	2,631
0.705% due 01/17/2013	700	700
Bank of America Auto Trust
0.269% due 04/15/2013	685	685
Export Development Canada
0.335% due 05/23/2013	14,300	14,308
Federal Home Loan Bank
0.160% due 08/01/2013	20,500	20,498
0.170% due 06/13/2013 - 08/08/2013	147,630	147,638
0.180% due 07/12/2013	500	500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.190% due 08/22/2013 - 09/06/2013	$783,300	$783,394
0.228% due 08/13/2013	16,920	16,918
0.230% due 05/17/2013 - 06/06/2013	53,700	53,720
Hyundai Auto Receivables Trust
0.293% due 07/15/2013	2,865	2,867
Pacific Gas & Electric Co.
0.884% due 11/20/2012	1,200	1,201
Texas State Public Finance Authority
0.210% due 10/02/2012	1,300	1,300
0.220% due 10/02/2012	1,750	1,750

		1,051,710

Total Short-Term Instruments (Cost $2,237,852)		2,238,243

Total Investments 98.8% (Cost $4,161,989)		$4,163,198

Other Assets and Liabilities (Net) 1.2%		51,273

Net Assets 100.0%		$4,214,471

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$560,001	$0	$560,001
Industrials	0	51,755	0	51,755
Utilities	0	14,610	0	14,610
U.S. Government Agencies	0	983,329	0	983,329
U.S. Treasury Obligations	0	144,156	0	144,156
Mortgage-Backed Securities	0	13,571	0	13,571

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Asset-Backed Securities	$0	$1,193	$0	$1,193
Sovereign Issues	0	156,340	0	156,340
Short-Term Instruments
Certificates of Deposit	0	9,000	0	9,000
Commercial Paper	7,951	372,990	0	380,941
Repurchase Agreements	0	796,592	0	796,592
Short-Term Notes	0	1,051,710	0	1,051,710
	$7,951	$4,155,247	$0	$4,163,198

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (2)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$2,503	$0	$0	$0	$0	$(1)	$0	$(2,502)	$0	$0
Sovereign Issues	3,999	0	(4,002)	0	0	3	0	0	0	0

Totals	$6,502	$0	$(4,002)	$0	$0	$2	$0	$(2,502)	$0	$0

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(b)	Securities with an aggregate market value of $7,091 have been pledged as collateral as of September 30, 2012 for repurchase agreements as governed by Master Repurchase Agreements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	155

Schedule of Investments PIMCO U.S. Government Sector Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 2.0%

BANKING & FINANCE 2.0%
Bank of America Corp.
1.867% due 01/30/2014	$24,000	$24,180
Citigroup, Inc.
1.906% due 01/13/2014	24,000	24,205
KFW
3.500% due 03/10/2014	200	209
Morgan Stanley
2.052% due 01/24/2014	24,000	24,088
U.S. Trade Funding Corp.
4.260% due 11/15/2014	2,745	2,847

		75,529

INDUSTRIALS 0.0%
Totem Ocean Trailer Express, Inc.
4.514% due 12/18/2019	375	408

Total Corporate Bonds & Notes (Cost $75,681)		75,937

MUNICIPAL BONDS & NOTES 0.2%

CALIFORNIA 0.1%
Los Angeles Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 07/01/2025	1,920	2,118

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,985	1,952

NEW YORK 0.0%
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023	1,100	1,245

Total Municipal Bonds & Notes (Cost $4,866)		5,315

U.S. GOVERNMENT AGENCIES 21.0%
Egypt Government AID Bond
4.450% due 09/15/2015	35,000	39,114
Fannie Mae
0.305% due 12/25/2036	1,196	1,144
0.337% due 03/25/2034	1,154	1,149
0.347% due 03/25/2036	861	806
0.437% due 07/25/2032	662	650
0.457% due 06/25/2033	626	600
0.477% due 06/25/2032	1	1
0.537% due 03/25/2032	494	469
0.557% due 11/25/2032	5	4
0.567% due 05/25/2042	492	494
0.669% due 08/25/2021 - 03/25/2022	57	58
0.819% due 08/25/2022	13	14
0.919% due 04/25/2022	28	29
1.117% due 04/25/2032	490	501
1.125% due 04/27/2017	100,000	101,964
1.348% due 02/01/2041 - 10/01/2044	8,919	9,146
1.548% due 11/01/2030	1	1
1.625% due 10/26/2015 (d)	40,270	41,773
1.970% due 02/01/2026	11	11
2.021% due 11/01/2035	648	678
2.042% due 06/01/2021	1,075	1,131
2.053% due 11/01/2035	469	493

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.125% due 12/01/2032	$6	$6
2.155% due 03/01/2035	1,382	1,458
2.235% due 09/01/2033	3	3
2.247% due 05/01/2025	10	11
2.250% due 03/15/2016 - 09/01/2022	54,304	57,561
2.251% due 06/01/2032 - 10/01/2032	34	36
2.267% due 12/01/2022	30	32
2.270% due 09/01/2028	10	10
2.293% due 09/01/2031	62	66
2.325% due 12/01/2029	6	6
2.354% due 07/01/2018	282	286
2.366% due 11/01/2020	14	14
2.375% due 05/01/2022	10	10
2.390% due 12/01/2029	8	9
2.395% due 12/01/2029	23	24
2.400% due 12/01/2031 - 05/01/2032	8	8
2.498% due 01/01/2029	7	7
2.543% due 01/01/2036	3,988	4,281
2.612% due 12/01/2035	166	178
2.722% due 03/01/2026	17	18
2.723% due 10/01/2025	31	33
2.762% due 03/01/2018	13	13
2.773% due 08/01/2036	370	398
2.847% due 08/01/2028	12	12
2.875% due 09/01/2017 - 01/01/2018	22	23
4.000% due 03/01/2029 - 01/01/2042	15,094	16,392
4.378% due 06/01/2025	16	16
4.500% due 04/25/2017 - 10/01/2041	3,458	3,755
4.625% due 05/01/2013	11,757	12,065
4.650% due 08/01/2014	12	12
5.145% due 09/01/2026	394	401
5.650% due 11/01/2014	6	6
6.000% due 06/01/2037	413	457
Financing Corp.
0.000% due 06/06/2013	70	70
Freddie Mac
0.000% due 12/11/2025	9,084	6,023
0.457% due 07/25/2031	328	338
0.571% due 12/15/2030	102	102
0.721% due 06/15/2030 - 12/15/2032	277	280
0.771% due 06/15/2031	121	123
0.950% due 02/15/2027	13	13
1.306% due 10/25/2044	4,238	4,275
1.348% due 02/25/2045	1,328	1,297
1.511% due 07/25/2044	2,759	2,821
1.750% due 09/10/2015	28,000	29,121
2.219% due 07/01/2020	97	102
2.265% due 04/01/2027	11	11
2.324% due 08/01/2019	29	30
2.333% due 05/01/2032	18	18
2.350% due 02/01/2032	5	5
2.354% due 12/01/2031	4	4
2.355% due 03/01/2025 - 02/01/2032	17	17
2.356% due 08/01/2031	2	2
2.375% due 02/01/2024 - 12/01/2031	92	98
2.497% due 07/01/2029	16	17
2.498% due 10/01/2031	6	6
2.535% due 01/01/2032	21	23
2.709% due 03/01/2035	348	353

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.739% due 06/01/2035	$6,794	$7,285
2.853% due 02/01/2035	2,469	2,648
2.960% due 02/01/2018	18	19
3.463% due 08/01/2020	22	22
4.108% due 02/01/2025	8	8
4.125% due 09/27/2013	50,000	51,956
4.250% due 05/22/2013	20	21
4.500% due 04/02/2014 - 09/15/2035	65,181	69,631
5.000% due 01/30/2014 - 01/15/2034	39,622	42,876
5.400% due 03/17/2021	500	579
5.500% due 08/15/2030 - 10/01/2039	918	1,006
6.500% due 10/25/2043	1,215	1,423
Ginnie Mae
1.625% due 10/20/2023 - 02/20/2030	2,119	2,205
1.750% due 04/20/2023 - 04/20/2032	653	682
2.000% due 10/20/2024 - 05/20/2030	340	354
5.000% due 05/20/2034	32,212	37,693
8.500% due 03/20/2025	46	56
Israel Government AID Bond
0.000% due 11/01/2024	133,000	96,037
5.500% due 09/18/2023	61,330	81,089
Residual Funding Corp. Strips
0.000% due 10/15/2019 - 01/15/2030	18,080	11,215
Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	448	452
1.000% due 03/25/2025 - 07/25/2025	432	438
1.100% due 01/25/2019 - 11/25/2024	457	463
4.500% due 03/01/2023	562	619
4.760% due 09/01/2025	16,381	18,331
4.770% due 04/01/2024	4,808	5,332
4.875% due 09/10/2013	277	285
4.930% due 01/01/2024	3,471	3,842
5.136% due 08/10/2013	2,097	2,160
5.240% due 08/01/2023	2,323	2,593
7.060% due 11/01/2019	375	414
7.220% due 11/01/2020	431	485
U.S. Department of Housing and Urban Development
4.930% due 08/01/2014	4,000	4,164
5.190% due 08/01/2016	5,000	5,206

Total U.S. Government Agencies (Cost $717,640)		794,575

U.S. TREASURY OBLIGATIONS 58.6%
U.S. Treasury Bonds
3.000% due 05/15/2042	60,400	62,731
3.125% due 11/15/2041	71,600	76,388
3.125% due 02/15/2042	35,400	37,712
4.375% due 05/15/2041	18,500	24,547
6.250% due 08/15/2023 (d)	257,600	373,963
8.000% due 11/15/2021	44,700	70,043
8.125% due 05/15/2021	100,000	155,664
U.S. Treasury Notes
0.625% due 08/31/2017	187,200	187,390
1.750% due 05/15/2022	103,340	104,850
2.000% due 11/15/2021	112,500	117,501
2.625% due 11/15/2020	130,000	143,630
3.000% due 02/28/2017 (d)	568,567	629,955

156	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.125% due 05/15/2021	$12,000	$13,725
3.625% due 08/15/2019 (d)	129,151	151,772
3.625% due 02/15/2021 (d)	48,367	57,292
U.S. Treasury Strips
0.000% due 08/15/2023	5,100	4,164
0.000% due 11/15/2027	3,300	2,282
0.000% due 08/15/2028	900	606
0.000% due 11/15/2028	3,800	2,535
0.000% due 11/15/2039	1,100	498
0.000% due 05/15/2040	3,200	1,421

Total U.S. Treasury Obligations (Cost $2,160,684)		2,218,669

MORTGAGE-BACKED SECURITIES 5.9%
Bear Stearns Adjustable Rate Mortgage Trust
2.638% due 04/25/2033	284	287
2.647% due 11/25/2034	2,723	2,420
2.850% due 04/25/2033	15	15
2.911% due 02/25/2033	71	65
2.994% due 01/25/2034	652	657
5.372% due 04/25/2033	178	180
Bear Stearns Alt-A Trust
0.377% due 02/25/2034	3,943	3,725
2.921% due 11/25/2036	23,564	15,839
2.974% due 11/25/2036	31,592	20,229
CBA Commercial Small Balance Commercial Mortgage
0.497% due 12/25/2036	2,449	1,942
CC Mortgage Funding Corp.
0.347% due 05/25/2048	5,203	3,466
0.467% due 08/25/2035	1,234	943
Citigroup Mortgage Loan Trust, Inc.
2.600% due 05/25/2035	2,249	2,187
Countrywide Alternative Loan Trust
0.377% due 02/25/2047	1,136	840
0.397% due 05/25/2047	7,212	4,957
0.399% due 02/20/2047	10,294	5,773
0.417% due 05/25/2036	717	450
0.427% due 05/25/2035	1,435	995
0.429% due 03/20/2046	7,816	4,713
0.497% due 12/25/2035	495	412
1.148% due 02/25/2036	667	509
5.500% due 03/25/2036	3,481	2,345
Countrywide Home Loan Mortgage Pass-Through Trust
0.447% due 05/25/2035	2,346	1,821
0.507% due 04/25/2035	512	360
0.547% due 02/25/2035	1,521	1,342
0.557% due 02/25/2035	938	805
2.836% due 04/25/2035	844	622
2.895% due 09/20/2036 ^	10,519	6,346
Credit Suisse First Boston Mortgage Securities Corp.
2.120% due 05/25/2032	20	20
2.562% due 06/25/2032	49	38
Downey Savings & Loan Association Mortgage Loan Trust
0.479% due 08/19/2045	1,236	986
First Republic Mortgage Loan Trust
0.697% due 06/25/2030	435	431
0.721% due 11/15/2030	531	505
Greenpoint Mortgage Funding Trust
0.297% due 01/25/2047 ^	2	2
0.437% due 06/25/2045	1,151	893
GS Mortgage Securities Corp.
1.103% due 03/06/2020	7,668	7,668
GSR Mortgage Loan Trust
2.920% due 04/25/2036	8,759	7,865
Harborview Mortgage Loan Trust
0.349% due 04/19/2038	2,850	2,111

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.439% due 05/19/2035	$3,148	$2,324
0.959% due 02/19/2034	637	636
Impac CMB Trust
1.217% due 07/25/2033	123	111
Indymac Index Mortgage Loan Trust
0.537% due 02/25/2035	4,419	3,448
JPMorgan Mortgage Trust
2.791% due 02/25/2036	2,790	2,292
3.097% due 07/25/2035	2,749	2,817
MASTR Adjustable Rate Mortgages Trust
2.749% due 05/25/2034	402	395
MASTR Asset Securitization Trust
5.500% due 09/25/2033	349	370
Merrill Lynch Mortgage Investors, Inc.
2.225% due 12/25/2032	221	223
Prime Mortgage Trust
5.000% due 02/25/2019	422	428
Residential Accredit Loans, Inc. Trust
0.517% due 08/25/2035	2,319	1,663
0.617% due 03/25/2033	2,171	2,095
1.508% due 09/25/2045	931	679
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	937	1,012
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	77	81
Sequoia Mortgage Trust
0.569% due 07/20/2033	3,075	3,041
0.689% due 07/20/2033	2,163	1,546
0.919% due 10/19/2026	1,264	1,261
Structured Adjustable Rate Mortgage Loan Trust
1.636% due 01/25/2035	743	523
Structured Asset Mortgage Investments, Inc.
0.437% due 05/25/2036	29,577	19,593
0.799% due 07/19/2034	450	447
0.919% due 03/19/2034	781	761
Structured Asset Securities Corp.
2.843% due 10/28/2035	1,318	1,192
Wachovia Bank Commercial Mortgage Trust
0.311% due 09/15/2021	12,666	12,265
WaMu Mortgage Pass-Through Certificates
0.447% due 04/25/2045	3,473	3,256
0.477% due 11/25/2045	2,519	2,279
0.487% due 12/25/2045	1,454	1,338
0.878% due 01/25/2047	2,041	1,680
0.958% due 12/25/2046	4,086	3,510
1.128% due 06/25/2046	5,659	4,922
1.148% due 02/25/2046	3,983	3,562
1.344% due 05/25/2041	265	272
1.348% due 11/25/2042	832	776
2.574% due 03/25/2034	325	331
2.594% due 05/25/2046	1,029	792
2.594% due 07/25/2046	9,730	8,677
2.594% due 08/25/2046	25,013	21,894
2.594% due 10/25/2046	2,003	1,781
2.594% due 12/25/2046	2,123	1,812
2.616% due 09/25/2046	4,232	3,659
Washington Mutual MSC Mortgage Pass-Through Certificates
2.257% due 02/25/2033	20	20
2.600% due 02/25/2033	3	3
2.600% due 05/25/2033	52	52
Wells Fargo Mortgage-Backed Securities Trust
4.446% due 11/25/2033	134	139

Total Mortgage-Backed Securities (Cost $289,486)		224,722

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 0.5%
ACE Securities Corp.
0.267% due 08/25/2036	$71	$69
Asset-Backed Securities Corp. Home Equity
0.297% due 05/25/2037	191	153
0.741% due 06/15/2031	273	263
0.761% due 11/15/2031	34	27
Bear Stearns Asset-Backed Securities Trust
0.287% due 12/25/2036	273	260
0.297% due 10/25/2036	232	220
0.327% due 11/25/2036	4,968	3,010
0.877% due 10/25/2032	73	66
Carrington Mortgage Loan Trust
0.267% due 12/25/2036	632	615
0.537% due 10/25/2035	558	543
CIT Group Home Equity Loan Trust
0.487% due 06/25/2033	252	224
Citigroup Mortgage Loan Trust, Inc.
0.257% due 12/25/2036	116	115
0.277% due 05/25/2037	338	330
0.327% due 08/25/2036	258	253
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,236	893
Countrywide Asset-Backed Certificates
0.397% due 09/25/2036	1,754	1,660
0.407% due 06/25/2036	1,177	1,137
Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 01/25/2032	125	105
Credit-Based Asset Servicing and Securitization LLC
0.287% due 01/25/2037	1,416	370
First Franklin Mortgage Loan Trust
0.587% due 12/25/2034	15	15
GE-WMC Mortgage Securities LLC
0.257% due 08/25/2036	104	39
GSAMP Trust
0.287% due 12/25/2036	757	313
0.397% due 11/25/2035	237	26
GSRPM Mortgage Loan Trust
0.917% due 01/25/2032	43	43
Home Equity Asset Trust
0.277% due 05/25/2037	151	149
1.137% due 02/25/2033	1	1
HSI Asset Securitization Corp. Trust
0.267% due 10/25/2036	231	90
0.267% due 12/25/2036	61	60
IXIS Real Estate Capital Trust
0.277% due 05/25/2037	46	14
JPMorgan Mortgage Acquisition Corp.
0.277% due 03/25/2047	656	610
0.297% due 08/25/2036	60	22
0.297% due 03/25/2037	197	196
L.A. Arena Funding LLC
7.656% due 12/15/2026	64	71
Lehman ABS Mortgage Loan Trust
0.307% due 06/25/2037	930	440
Long Beach Mortgage Loan Trust
0.777% due 10/25/2034	1,548	1,288
MASTR Asset-Backed Securities Trust
0.267% due 11/25/2036	148	59
0.297% due 05/25/2037	367	360
Merrill Lynch Mortgage Investors, Inc.
0.337% due 02/25/2037	461	165
Mid-State Trust
7.340% due 07/01/2035	195	203
Morgan Stanley ABS Capital
0.277% due 05/25/2037	580	436

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	157

Schedule of Investments PIMCO U.S. Government Sector Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley IXIS Real Estate Capital Trust
0.267% due 11/25/2036	$53	$22
Morgan Stanley Mortgage Loan Trust
0.287% due 01/25/2047	530	491
New Century Home Equity Loan Trust
0.397% due 05/25/2036	1,325	761
0.477% due 06/25/2035	796	791
Option One Mortgage Loan Trust
0.277% due 07/25/2037	222	219
Renaissance Home Equity Loan Trust
0.917% due 08/25/2032	2	1
Salomon Brothers Mortgage Securities, Inc.
1.600% due 01/25/2032	147	123
Saxon Asset Securities Trust
0.737% due 08/25/2032	1	1
Securitized Asset-Backed Receivables LLC
0.257% due 01/25/2037	404	356
0.277% due 12/25/2036 ^	2,185	554
0.297% due 11/25/2036 ^	866	284
Soundview Home Loan Trust
0.277% due 11/25/2036	743	240
0.297% due 06/25/2037	774	744
Specialty Underwriting & Residential Finance
0.277% due 01/25/2038	205	195
Structured Asset Securities Corp.
0.297% due 01/25/2037	50	50
0.317% due 01/25/2037	703	479
0.617% due 05/25/2034	358	327

Total Asset-Backed Securities (Cost $30,019)		20,551

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 11.4%

REPURCHASE AGREEMENTS 6.3%
BNP Paribas Securities Corp.
0.170% due 10/12/2012	$14,700	$14,700
(Dated 08/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 12/15/2014 valued at $15,043. Repurchase proceeds are $14,702)
0.180% due 10/02/2012	49,100	49,100
(Dated 09/11/2012. Collateralized by Fannie Mae 3.500% due 04/01/2042 valued at $51,470. Repurchase proceeds are $49,105)
0.180% due 10/09/2012	19,700	19,700
(Dated 09/06/2012. Collateralized by Freddie Mac 0.901% due 02/15/2041 valued at $19,538. Repurchase proceeds are $19,702)
0.180% due 10/11/2012	13,700	13,700
(Dated 09/10/2012. Collateralized by Fannie Mae 3.500% due 08/01/2042 valued at $14,349. Repurchase proceeds are $13,701)
Citigroup Global Markets, Inc.
0.180% due 10/11/2012	9,100	9,100
(Dated 09/11/2012. Collateralized by Freddie Mac 4.000% due 01/01/2042 valued at $9,492. Repurchase proceeds are $9,101.)
JPMorgan Securities, Inc.
0.280% due 10/01/2012	2,200	2,200
(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 04/10/2015 valued at $2,244. Repurchase proceeds are $2,200.)
Morgan Stanley & Co., Inc.
0.280% due 10/01/2012	14,300	14,300
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $14,494. Repurchase proceeds are $14,300.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RBC Capital Markets LLC
0.290% due 10/01/2012	$109,800	$109,800
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.750% due 08/15/2041 valued at $14,299 and U.S. Treasury Notes 0.875% due 04/30/2017 valued at $97,638. Repurchase proceeds are $109,803.)
State Street Bank and Trust Co.
0.010% due 10/01/2012	5,003	5,003
(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 06/04/2015 valued at $5,107. Repurchase proceeds are $5,003.)

		237,603

U.S. TREASURY BILLS 5.1%
0.146% due 03/07/2013 - 09/19/2013 (a)(d)	195,008	194,843

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 0.0%
PIMCO Short-Term Floating NAV Portfolio	18,510	186

Total Short-Term Instruments (Cost $432,624)		432,632

Total Investments 99.6% (Cost $3,711,000)		$3,772,401

Other Assets and Liabilities (Net) 0.4%		16,542

Net Assets 100.0%		$3,788,943

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Affiliated to the Portfolio.
(c)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $ 303,850 at a weighted average interest rate of 0.034%.
(d)	Securities with an aggregate market value of $23,580 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2015	13,600	$3,178
U.S. Treasury 10-Year Note December Futures	Long	12/2012	11,859	7,874

				$11,052

(e)	Transactions in written call and put options for the period ended September 30, 2012:

	Notional Amount	Premium
Balance at 03/31/2012	$8,000,000	$10,600
Sales	0	0
Closing Buys	(4,000,000)	(5,300)
Expirations	0	0
Exercised	(4,000,000)	(5,300)

Balance at 09/30/2012	$0	$0

158	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

(f)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	10/01/2042	$23,000	$24,603	$(24,786)
Fannie Mae	4.500%	10/01/2042	4,000	4,309	(4,329)

				$28,912	$(29,115)

(g)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$75,529	$0	$75,529
Industrials	0	408	0	408
Municipal Bonds & Notes
California	0	2,118	0	2,118
Iowa	0	1,952	0	1,952
New York	0	1,245	0	1,245
U.S. Government Agencies	0	794,575	0	794,575
U.S. Treasury Obligations	0	2,218,669	0	2,218,669
Mortgage-Backed Securities	0	224,722	0	224,722
Asset-Backed Securities	0	20,551	0	20,551

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Short-Term Instruments
Repurchase Agreements	$0	$237,603	$0	$237,603
U.S. Treasury Bills	0	194,843	0	194,843
PIMCO Short-Term Floating NAV Portfolio	186	0	0	186
	$186	$3,772,215	$0	$3,772,401

Short Sales, at value	$0	$(29,115)	$0	$(29,115)

Financial Derivative Instruments (2) - Assets
Interest Rate Contracts	$11,052	$0	$0	$11,052

Totals	$11,238	$3,743,100	$0	$3,754,338

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(h)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$39	$39

Liabilities:
Variation margin payable on financial derivative instruments (2)	$0	$0	$0	$0	$54	$54

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(162)	$(162)
Net realized gain on futures contracts	0	0	0	0	112,477	112,477
Net realized gain on written options	0	0	0	0	5,300	5,300
Net realized (loss) on swaps	0	0	0	0	(4,978)	(4,978)

	$0	$0	$0	$0	$112,637	$112,637

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(135)	$(135)
Net change in unrealized appreciation on futures contracts	0	0	0	0	55,122	55,122
Net change in unrealized (depreciation) on written options	0	0	0	0	(3,934)	(3,934)
Net change in unrealized (depreciation) on swaps	0	0	0	0	(32,791)	(32,791)

	$0	$0	$0	$0	$18,262	$18,262

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $11,052 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	159

Consolidated Schedule of Investments PIMCO International Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 3.1%

CORPORATE BONDS & NOTES 3.1%
Commonwealth Bank of Australia
0.869% due 06/25/2014		$3,700	$3,730
4.500% due 02/20/2014	AUD	40,000	42,308
ING Bank Australia Ltd.
3.890% due 03/03/2015		1,000	1,040
National Australia Bank Ltd.
4.750% due 02/12/2014		15,000	15,913

Total Australia (Cost $40,006)			62,991

CANADA 25.6%

SOVEREIGN ISSUES 25.6%
Canada Government Bond
3.750% due 06/01/2019 (f)	CAD	27,000	31,471
4.000% due 06/01/2041 (e)(f)		14,600	20,056
4.250% due 06/01/2018		1,300	1,531
Canada Housing Trust
2.650% due 03/15/2022		5,000	5,298
2.750% due 12/15/2015		100	106
Hydro-Quebec
2.000% due 06/30/2016		$4,500	4,718
Province of Ontario
4.000% due 06/02/2021	CAD	78,800	89,384
4.200% due 06/02/2020		54,900	63,021
4.400% due 06/02/2019		95,000	109,988
4.650% due 06/02/2041		67,900	85,865
6.200% due 06/02/2031		7,000	10,016
Province of Quebec
4.500% due 12/01/2018		46,000	53,087
4.500% due 12/01/2020		25,000	29,101
5.000% due 12/01/2041		8,000	10,345
6.250% due 06/01/2032		10,000	14,197

Total Canada (Cost $491,802)			528,184

FRANCE 1.1%

CORPORATE BONDS & NOTES 0.2%
BNP Paribas Home Loan SFH
4.750% due 05/28/2013	EUR	2,900	3,834
Cie de Financement Foncier S.A.
4.500% due 01/09/2013		900	1,169

			5,003

SOVEREIGN ISSUES 0.9%
France Treasury Notes
4.500% due 07/12/2013		8,000	10,637
Societe Financement de l’Economie Francaise
2.875% due 09/22/2014		$7,500	7,848

			18,485

Total France (Cost $23,449)			23,488

ITALY 33.7%

SOVEREIGN ISSUES 33.7%
Italy Buoni Poliennali Del Tesoro
2.500% due 03/01/2015	EUR	96,000	122,772
3.000% due 11/01/2015		75,000	96,582
3.750% due 04/15/2016		50,000	65,581
4.000% due 02/01/2017		25,000	32,584
4.250% due 07/01/2014		10,000	13,274
4.500% due 07/15/2015		130,000	173,923
4.750% due 06/01/2017		116,000	154,080
6.000% due 11/15/2014		25,000	34,529

Total Italy (Cost $697,217)			693,325

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NETHERLANDS 8.8%

SOVEREIGN ISSUES 8.8%
Netherlands Government Bond
1.000% due 01/15/2014	EUR	25,000	$32,535
4.000% due 07/15/2016		75,000	109,201
4.500% due 07/15/2017		25,500	38,611

Total Netherlands (Cost $172,207)			180,347

SPAIN 4.9%

SOVEREIGN ISSUES 4.9%
Spain Government International Bond
4.250% due 01/31/2014	EUR	40,000	51,996
4.750% due 07/30/2014		37,000	48,679

Total Spain (Cost $103,284)			100,675

SWEDEN 5.5%

SOVEREIGN ISSUES 5.5%
Sweden Government Bond
6.750% due 05/05/2014	SEK	680,000	113,420

Total Sweden (Cost $111,383)			113,420

UNITED KINGDOM 0.2%

CORPORATE BONDS & NOTES 0.2%
Rexam PLC
6.750% due 06/01/2013		$4,000	4,080

Total United Kingdom (Cost $3,892)			4,080

UNITED STATES 11.0%

ASSET-BACKED SECURITIES 2.9%
AFC Home Equity Loan Trust
0.927% due 12/22/2027		$10	9
Ameriquest Mortgage Securities, Inc.
0.447% due 11/25/2035		80	78
Amortizing Residential Collateral Trust
0.797% due 07/25/2032		58	49
0.917% due 10/25/2031		435	343
Argent Securities, Inc.
0.307% due 07/25/2036		1,848	629
Asset-Backed Funding Certificates Trust
0.917% due 06/25/2034		849	674
Asset-Backed Securities Corp. Home Equity
0.297% due 05/25/2037		331	265
Bear Stearns Asset-Backed Securities Trust
0.297% due 10/25/2036		99	94
0.307% due 06/25/2047		827	804
0.707% due 06/25/2036		1,830	1,581
0.877% due 10/25/2032		235	212
BNC Mortgage Loan Trust
0.317% due 05/25/2037		565	551
Carrington Mortgage Loan Trust
0.537% due 10/25/2035		399	388
CIT Group Home Equity Loan Trust
0.487% due 06/25/2033		30	27
Countrywide Asset-Backed Certificates
0.317% due 07/25/2037		20,000	19,286
0.317% due 08/25/2037		1,263	1,223
0.317% due 05/25/2047		31	30
0.407% due 06/25/2036		3,503	3,386
0.957% due 05/25/2032		153	130
Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 01/25/2032		192	160

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit-Based Asset Servicing and Securitization LLC
0.277% due 11/25/2036		$64	$27
0.287% due 01/25/2037		423	111
Equity One ABS, Inc.
0.517% due 04/25/2034		536	405
First Franklin Mortgage Loan Trust
0.587% due 12/25/2034		10	10
Home Equity Asset Trust
0.817% due 11/25/2032		1	1
HSI Asset Securitization Corp. Trust
0.267% due 10/25/2036		53	21
JPMorgan Mortgage Acquisition Corp.
0.367% due 03/25/2037		10,000	8,195
Lehman XS Trust
0.367% due 04/25/2037		209	133
Long Beach Mortgage Loan Trust
0.777% due 10/25/2034		28	23
Merrill Lynch Mortgage Investors, Inc.
0.297% due 09/25/2037		48	11
Morgan Stanley ABS Capital
0.277% due 05/25/2037		159	120
0.317% due 11/25/2036		12,347	7,028
Park Place Securities, Inc.
0.477% due 09/25/2035		185	179
Securitized Asset-Backed Receivables LLC
0.257% due 01/25/2037		61	53
SLM Student Loan Trust
1.951% due 04/25/2023		13,609	14,182
Soundview Home Loan Trust
0.277% due 11/25/2036		369	119
Structured Asset Securities Corp.
0.617% due 05/25/2034		14	13
1.715% due 04/25/2035		27	26
Washington Mutual Asset-Backed Certificates Trust
0.277% due 10/25/2036		44	28

			60,604

CORPORATE BONDS & NOTES 2.5%
Black & Decker Corp.
5.750% due 11/15/2016		5,000	5,823
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		7,000	7,283
Cardinal Health, Inc.
6.000% due 06/15/2017		2,600	3,009
Citigroup, Inc.
6.500% due 08/19/2013		300	315
Computer Sciences Corp.
6.500% due 03/15/2018		4,600	5,338
Maytag Corp.
5.000% due 05/15/2015		5,700	5,907
Mohawk Industries, Inc.
6.375% due 01/15/2016		6,000	6,780
Morgan Stanley
0.789% due 05/02/2014	EUR	100	126
SSIF Nevada LP
1.155% due 04/14/2014		$10,900	10,954
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		5,000	5,996

			51,531

MORTGAGE-BACKED SECURITIES 2.6%
American Home Mortgage Investment Trust
2.533% due 10/25/2034		28	28
Bear Stearns Alt-A Trust
2.694% due 01/25/2036^		2,506	1,523

160	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.863% due 02/25/2036^	$2	$1
2.937% due 08/25/2036^	70	43
Citigroup Mortgage Loan Trust, Inc.
2.679% due 08/25/2035	172	172
Countrywide Alternative Loan Trust
0.377% due 02/25/2047	295	218
0.397% due 05/25/2047	1,904	1,309
0.399% due 02/20/2047	11,760	6,595
0.407% due 08/25/2046	454	280
0.407% due 11/25/2046	788	521
0.429% due 03/20/2046	986	594
0.477% due 12/25/2035	126	101
0.497% due 12/25/2035	491	408
0.497% due 02/25/2037	332	208
0.517% due 08/25/2035	1,079	761
0.517% due 12/25/2035	1,940	1,345
0.537% due 11/25/2035	13,830	9,212
0.567% due 09/25/2035	3,840	2,718
Countrywide Home Loan Mortgage Pass-Through Trust
0.447% due 05/25/2035	369	287
0.507% due 03/25/2035	1,580	1,038
0.507% due 04/25/2035	20	14
0.517% due 03/25/2035	125	91
0.537% due 03/25/2035	9,547	6,059
0.547% due 02/25/2035	28	25
0.597% due 09/25/2034	32	25
2.863% due 08/25/2034	112	95
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	40	43
Deutsche ALT-A Securities, Inc.
0.317% due 10/25/2036	10	4
Downey Savings & Loan Association Mortgage Loan Trust
0.429% due 03/19/2045	1,505	1,183
0.479% due 08/19/2045	562	448
0.549% due 09/19/2045	3,210	2,249
Greenpoint Mortgage Funding Trust
0.447% due 06/25/2045	3,486	2,431
GSR Mortgage Loan Trust
6.000% due 03/25/2032	1	1
Harborview Mortgage Loan Trust
0.459% due 06/19/2035	918	720
0.459% due 01/19/2036	250	157
0.459% due 03/19/2036	3,407	2,108
0.469% due 01/19/2036	4,351	2,816
0.529% due 11/19/2035	599	443
0.549% due 09/19/2035	50	35
0.559% due 06/20/2035	142	130
Nomura Asset Acceptance Corp.
2.807% due 10/25/2035	68	55
Residential Accredit Loans, Inc. Trust
0.427% due 04/25/2046	248	123
Sequoia Mortgage Trust
0.569% due 07/20/2033	2,659	2,630
0.919% due 10/19/2026	27	28
1.024% due 10/20/2034	841	795

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Mortgage Investments, Inc.
0.799% due 07/19/2034	$14	$14
Thornburg Mortgage Securities Trust
0.757% due 03/25/2044	238	224
Wachovia Bank Commercial Mortgage Trust
0.311% due 09/15/2021	219	213
WaMu Mortgage Pass-Through Certificates
0.447% due 04/25/2045	171	160
0.507% due 10/25/2045	69	63
0.527% due 01/25/2045	40	39
0.537% due 01/25/2045	42	40
0.537% due 07/25/2045	43	41
0.958% due 12/25/2046	306	263
1.348% due 11/25/2042	7	6
1.548% due 08/25/2042	28	26
2.344% due 02/27/2034	25	26
2.594% due 10/25/2046	93	83
2.616% due 11/25/2046	846	733
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 09/25/2034	433	446
2.649% due 04/25/2036	44	44

		52,491

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
0.337% due 03/25/2034	30	30
0.367% due 08/25/2034	19	19
0.567% due 09/25/2042	80	80
0.617% due 06/25/2029	10	10
2.249% due 12/01/2034	25	26
2.492% due 11/01/2034	95	102
2.633% due 12/01/2030	4	4
6.000% due 07/25/2044	47	53
6.060% due 03/01/2023	399	482
7.000% due 09/25/2023	48	55
8.800% due 01/25/2019	72	82
Freddie Mac
0.367% due 09/25/2035	3,732	3,727
0.451% due 02/15/2019	4,006	4,019
0.497% due 09/25/2031	56	52
0.671% due 12/15/2031	4	4
1.306% due 10/25/2044	181	182
1.348% due 02/25/2045	84	82
1.511% due 07/25/2044	55	56
2.738% due 10/01/2036	147	158
4.500% due 02/15/2020	65	67
5.000% due 12/15/2031	166	167
6.500% due 07/15/2028	935	1,077
Ginnie Mae
1.625% due 03/20/2022 - 09/20/2026	369	383
1.750% due 04/20/2022 - 05/20/2026	170	177
2.000% due 09/20/2024 - 06/20/2030	1,281	1,337

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 08/20/2034		$811	$982
7.500% due 02/16/2030		1,252	1,499
Small Business Administration
4.625% due 02/01/2025		89	99
5.090% due 10/01/2025		47	53

			15,064

U.S. TREASURY OBLIGATIONS 2.3%
U.S. Treasury Notes
1.375% due 02/28/2019 (d)(f)		46,000	47,337

Total United States (Cost $251,583)			227,027

SHORT-TERM INSTRUMENTS 23.8%

COMMERCIAL PAPER 2.9%
Santander Commercial Paper S.A
2.200% due 04/02/2013		$30,000	29,666
3.100% due 10/01/2013		30,000	29,060

			58,726

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 10/01/2012		1,014	1,014

(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 06/04/2015 valued at $602 and U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $435. Repurchase proceeds are $1,014.)

JAPAN TREASURY BILLS 6.2%
0.099% due 10/29/2012 - 11/05/2012 (a)	JPY	9,980,000	127,872

SPAIN TREASURY BILLS 6.2%
1.663% due 03/15/2013	EUR	100,000	127,127

U.S. TREASURY BILLS 1.2%
0.133% due 02/14/2013 - 09/19/2013 (a)(d)(f)		$25,254	25,235

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 7.3%
PIMCO Short-Term Floating NAV Portfolio		14,920,896	149,552

Total Short-Term Instruments (Cost $488,871)			489,526

Total Investments 117.7% (Cost $2,383,694)			$2,423,063

Other Assets and Liabilities (Net) (17.7%)			(363,655)

Net Assets 100.0%			$2,059,408

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Affiliated to the Portfolio.
(c)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $130,921 at a weighted average interest rate of 0.735%.
(d)	Securities with an aggregate market value of $24,928 have been pledged as collateral as of September 30, 2012 for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	161

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)

(e)	Securities with an aggregate market value of $313 and cash of $6,374 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Euro-Bund 10-Year Bond December Futures	Short	12/2012	1,527	$(2,587)

(f)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $5,986 and cash of $1,293 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Pay	3-Month CAD Bank Bill	1.500%	12/19/2016	CAD	125,000	$(246)	$2,460
Pay	3-Month CAD Bank Bill	2.500%	12/19/2021		98,000	3,855	4,260
Pay	3-Month CAD Bank Bill	2.500%	06/18/2022		96,500	3,545	4,238

						$7,154	$10,958

(g)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (2)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (1)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	BOA	(0.950%	)	12/20/2016	0.321%	$	5,000	$(133)	$148	$(281)
Cadbury Schweppes U.S. Finance LLC	BOA	(0.460%	)	12/20/2013	0.088%		3,500	(16)	0	(16)
Cardinal Health, Inc.	DUB	(0.610%	)	06/20/2017	0.411%		2,600	(25)	11	(36)
Computer Sciences Corp.	BOA	(1.160%	)	03/20/2018	2.221%		4,600	247	(70)	317
Kraft Foods, Inc.	BOA	(0.460%	)	12/20/2013	0.099%		3,500	(16)	0	(16)
Mohawk Industries, Inc.	UAG	(1.550%	)	03/20/2016	0.861%		6,000	(145)	326	(471)
Rexam PLC	CBK	(4.000%	)	06/20/2013	0.117%		4,000	(119)	0	(119)
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	1.127%		5,000	(102)	566	(668)
Whirlpool Corp.	DUB	(0.650%	)	06/20/2015	0.849%		5,700	30	3	27

								$(279)	$984	$(1,263)

(1)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(h)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	56,578	$	58,360	JPM	$0	$(287)	$(287)
10/2012	CAD	183,911		188,566	CBK	1,584	0	1,584
10/2012		183,913		188,510	RBC	1,526	0	1,526
10/2012		183,911		188,374	UAG	1,391	0	1,391
10/2012	EUR	125,326		160,636	BPS	1,063	(1,477)	(414)
10/2012		102,827		128,811	BRC	0	(3,327)	(3,327)
10/2012		61,338		76,985	CBK	0	(1,838)	(1,838)
10/2012		127,576		160,095	HUS	0	(3,846)	(3,846)
10/2012		113,086		143,211	JPM	0	(2,111)	(2,111)
10/2012		350,536		449,770	RYL	2,259	(2,945)	(686)
10/2012		74,026		93,023	UAG	0	(2,105)	(2,105)
10/2012	GBP	47,985		75,887	GLM	0	(1,599)	(1,599)
10/2012		3,376		5,466	HUS	15	0	15
10/2012	JPY	1,064,470		13,638	CBK	0	(5)	(5)
10/2012		1,064,470		13,640	FBF	0	(3)	(3)
10/2012		871,060		11,165	UAG	0	0	0
10/2012	$	1,026	CAD	1,006	JPM	0	(3)	(3)
10/2012		78,102		76,499	RBC	0	(325)	(325)
10/2012		3,556		3,483	UAG	0	(15)	(15)
10/2012		306,967	EUR	239,300	BOA	546	0	546

162	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	$	203,732	EUR	158,300	BPS	$0	$(309)	$(309)
10/2012		247,283		190,385	CBK	0	(2,628)	(2,628)
10/2012		279		223	DUB	8	0	8
10/2012		437,632		338,984	JPM	208	(2,228)	(2,020)
10/2012		35,674		27,523	RYL	0	(306)	(306)
10/2012		482	GBP	300	BPS	2	0	2
10/2012		29,692		18,750	BRC	586	0	586
10/2012		51,738		32,311	UAG	438	0	438
10/2012		13,638	JPY	1,064,470	CBK	5	0	5
10/2012		13,638		1,064,470	FBF	5	0	5
10/2012		11,159		871,060	UAG	5	0	5
11/2012	EUR	158,300	$	203,482	BOA	0	(3)	(3)
11/2012		158,300		203,794	BPS	309	0	309
11/2012		2,967		3,816	BRC	2	0	2
11/2012		171,355		221,745	CBK	1,700	(224)	1,476
11/2012		17,111		21,815	DUB	0	(185)	(185)
11/2012		20,334		25,660	FBF	0	(483)	(483)
11/2012		158,300		204,364	JPM	879	0	879
11/2012		50,000		61,493	RBC	0	(2,798)	(2,798)
11/2012		46,536		59,123	UAG	0	(708)	(708)
11/2012	SEK	354,561		53,136	BRC	0	(761)	(761)
11/2012		31,897		4,764	HUS	0	(84)	(84)
11/2012		354,561		53,234	UAG	0	(663)	(663)
11/2012	$	1,075	EUR	832	JPM	0	(6)	(6)
11/2012		5,466	GBP	3,376	HUS	0	(15)	(15)
12/2012	JPY	15,673,474	$	200,041	BRC	0	(920)	(920)
12/2012	$	28,033	CAD	27,152	CBK	0	(464)	(464)
12/2012		86,361		84,361	DUB	0	(703)	(703)
12/2012		94,207		91,765	HUS	0	(1,031)	(1,031)
12/2012		5,759	JPY	452,836	BPS	47	0	47
12/2012		285		22,364	BRC	1	0	1
05/2013	EUR	14,511	$	18,340	BOA	0	(354)	(354)
05/2013		20,207		25,909	BRC	0	(124)	(124)
05/2013		28,310		36,328	DUB	0	(143)	(143)
05/2013		16,069		20,470	FBF	0	(232)	(232)
05/2013		17,937		22,702	UAG	0	(407)	(407)

						$12,579	$(35,665)	$(23,086)

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$62,991	$0	$62,991
Canada
Sovereign Issues	0	528,184	0	528,184
France
Corporate Bonds & Notes	0	5,003	0	5,003
Sovereign Issues	0	18,485	0	18,485
Italy
Sovereign Issues	0	693,325	0	693,325
Netherlands
Sovereign Issues	0	180,347	0	180,347
Spain
Sovereign Issues	0	100,675	0	100,675
Sweden
Sovereign Issues	0	113,420	0	113,420
United Kingdom
Corporate Bonds & Notes	0	4,080	0	4,080
United States
Asset-Backed Securities	0	60,604	0	60,604
Corporate Bonds & Notes	0	51,531	0	51,531
Mortgage-Backed Securities	0	52,491	0	52,491
U.S. Government Agencies	0	15,064	0	15,064
U.S. Treasury Obligations	0	47,337	0	47,337

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Short-Term Instruments
Commercial Paper	$58,726	$0	$0	$58,726
Repurchase Agreements	0	1,014	0	1,014
Japan Treasury Bills	0	127,872	0	127,872
Spain Treasury Bills	0	127,127	0	127,127
U.S. Treasury Bills	0	25,235	0	25,235
PIMCO Short-Term Floating NAV Portfolio	149,552	0	0	149,552
	$208,278	$2,214,785	$0	$2,423,063

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	344	0	344
Foreign Exchange Contracts	0	12,579	0	12,579
Interest Rate Contracts	0	10,958	0	10,958
	$0	$23,881	$0	$23,881

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(1,607)	0	(1,607)
Foreign Exchange Contracts	0	(35,665)	0	(35,665)
Interest Rate Contracts	(2,587)	0	0	(2,587)
	$(2,587)	$(37,272)	$0	$(39,859)

Totals	$205,691	$2,201,394	$0	$2,407,085

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	163

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(2)	$0	$0	$0	$0	$2	$0	$0	$0	$0

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(j)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$12,579	$0	$12,579
Unrealized appreciation on OTC swap agreements	0	344	0	0	0	344

	$0	$344	$0	$12,579	$0	$12,923

Liabilities:
Variation margin payable on financial derivative instruments (2)	$0	$0	$0	$0	$781	$781
Unrealized depreciation on foreign currency contracts	0	0	0	35,665	0	35,665
Unrealized depreciation on OTC swap agreements	0	1,607	0	0	0	1,607

	$0	$1,607	$0	$35,665	$781	$38,053

The Effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain on futures contracts	$0	$0	$0	$0	$5,210	$5,210
Net realized gain (loss) on swaps	0	(273)	0	0	11,656	11,383
Net realized gain on foreign currency transactions	0	0	0	29,029	0	29,029

	$0	$(273)	$0	$29,029	$16,866	$45,622

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(2,698)	$(2,698)
Net change in unrealized appreciation (depreciation) on swaps	0	(352)	0	0	9,945	9,593
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(24,125)	0	(24,125)

	$0	$(352)	$0	$(24,125)	$7,247	$(17,230)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative (depreciation) of $(2,587) and open centrally cleared swaps cumulative appreciation of $10,958 as reported in the Notes to Consolidated Schedule of Investments.

164	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

(k)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
	PIMCO International Portfolio			PIMCO Cayman Japan Fund II, Ltd. (Subsidiary)
BOA	$169	$(330)	$(161)	$0	$0	$0
BPS	(365)	529	164	0	0	0
BRC	(4,543)	5,640	1,097	1	0	1
CBK	(1,989)	1,873	(116)	(0)	0	(0)
DUB	(1,018)	1,029	11	0	0	0
FBF	(713)	760	47	2	0	2
GLM	(1,599)	1,639	40	0	0	0
HUS	(4,961)	5,237	276	0	0	0
JPM	(3,548)	3,289	(259)	0	0	0
RBC	(1,597)	1,429	(168)	0	0	0
RYL	(992)	1,289	297	0	0	0
UAG	(2,209)	2,214	5	6	0	6

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The Portfolio and subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	165

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 13.7%

BANKING & FINANCE 12.1%
African Development Bank
1.625% due 02/11/2013	$2,100	$2,110
Ally Financial, Inc.
0.381% due 12/19/2012	2,500	2,502
2.200% due 12/19/2012	92,784	93,195
American Express Bank FSB
5.500% due 04/16/2013	400	411
5.550% due 10/17/2012	2,306	2,311
American Express Centurion Bank
5.550% due 10/17/2012	5,070	5,080
American Express Credit Corp.
5.875% due 05/02/2013	15,861	16,361
7.300% due 08/20/2013	29,519	31,283
American Honda Finance Corp.
1.625% due 09/20/2013	5,115	5,169
2.375% due 03/18/2013	7,745	7,813
4.625% due 04/02/2013	3,000	3,064
6.700% due 10/01/2013	5,750	6,100
ANZ National International Ltd.
1.379% due 12/20/2013	3,300	3,330
Bank of America Corp.
4.900% due 05/01/2013	3,910	4,001
Bank of Nova Scotia
1.450% due 07/26/2014	212,504	214,570
Bank One Corp.
5.250% due 01/30/2013	6,100	6,199
Berkshire Hathaway Finance Corp.
4.500% due 01/15/2013	5,000	5,061
5.000% due 08/15/2013	3,100	3,226
Berkshire Hathaway, Inc.
2.125% due 02/11/2013	1,009	1,016
BRFkredit A/S
0.705% due 04/15/2013	30,300	30,306
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013	265,522	267,150
Citibank N.A.
1.750% due 12/28/2012	56,685	56,905
Citigroup, Inc.
1.285% due 02/15/2013	425	426
2.438% due 08/13/2013	8,050	8,159
5.300% due 10/17/2012	24,276	24,323
5.500% due 04/11/2013	44,568	45,665
6.500% due 08/19/2013	25,200	26,458
Commonwealth Bank of Australia
0.788% due 12/10/2012	13,980	13,988
0.878% due 07/12/2013	48,000	48,163
2.500% due 12/10/2012	9,400	9,439
DanFin Funding Ltd.
1.155% due 07/16/2013	82,300	82,637
FIH Erhvervsbank A/S
0.769% due 06/13/2013	88,600	88,131
1.750% due 12/06/2012	5,700	5,714
2.000% due 06/12/2013	5,700	5,762
General Electric Capital Corp.
0.499% due 06/20/2013	4,860	4,814
1.875% due 09/16/2013	400	406
4.800% due 05/01/2013	3,725	3,820
5.450% due 01/15/2013	8,550	8,671
Goldman Sachs Group, Inc.
1.447% due 07/29/2013	37,779	37,916
4.750% due 07/15/2013	63,124	65,147
5.250% due 04/01/2013	2,865	2,930
5.250% due 10/15/2013	3,860	4,030
5.450% due 11/01/2012	258,475	259,494

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSBC Bank PLC
1.088% due 08/12/2013	$21,310	$21,398
1.625% due 08/12/2013	7,500	7,549
HSBC Finance Corp.
4.750% due 07/15/2013	20,365	20,961
6.000% due 04/15/2013	2,230	2,275
6.375% due 11/27/2012	38,857	39,193
HSBC Holdings PLC
5.250% due 12/12/2012	9,071	9,151
John Deere Capital Corp.
0.605% due 07/15/2013	1,900	1,904
JPMorgan Chase & Co.
1.112% due 09/30/2013	500	503
4.750% due 05/01/2013	5,392	5,529
5.375% due 10/01/2012	575	575
Landwirtschaftliche Rentenbank
0.458% due 02/12/2013	1,850	1,850
3.250% due 03/15/2013	4,000	4,055
4.375% due 01/15/2013	33,016	33,402
Macquarie Bank Ltd.
4.100% due 12/17/2013	10,600	11,072
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013	10,515	10,677
6.150% due 04/25/2013	700	721
MetLife, Inc.
1.692% due 08/06/2013	8,915	9,002
5.375% due 12/15/2012	885	894
Metropolitan Life Global Funding
2.500% due 01/11/2013	4,880	4,907
5.125% due 04/10/2013	2,434	2,493
5.200% due 09/18/2013	5,000	5,212
Monumental Global Funding Ltd.
0.621% due 01/25/2013	750	749
5.500% due 04/22/2013	2,430	2,484
Morgan Stanley
1.427% due 04/29/2013	5,400	5,407
2.937% due 05/14/2013	3,400	3,434
5.250% due 11/02/2012	6,615	6,634
5.300% due 03/01/2013	2,000	2,035
National Bank of Canada
1.650% due 01/30/2014	49,380	50,234
Network Rail Infrastructure Finance PLC
3.500% due 06/17/2013	2,500	2,557
Oesterreichische Kontrollbank AG
4.750% due 10/16/2012	9,000	9,014
PACCAR Financial Corp.
0.681% due 04/05/2013	5,800	5,814
2.050% due 06/17/2013	180	182
Stadshypotek AB
0.912% due 09/30/2013	4,900	4,912
1.450% due 09/30/2013	22,330	22,543
Swedbank AB
0.905% due 01/14/2013	1,000	1,000
2.900% due 01/14/2013	9,000	9,064
TIAA Global Markets, Inc.
5.125% due 10/10/2012	2,060	2,062
Toyota Motor Credit Corp.
0.870% due 01/15/2013	850	852
1.900% due 12/05/2012	420	421
U.S. Bancorp
1.125% due 10/30/2013	10,000	10,075
1.375% due 09/13/2013	12,090	12,196
Wachovia Corp.
5.700% due 08/01/2013	300	313
WCI Finance LLC
5.400% due 10/01/2012	10,000	10,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo & Co.
4.375% due 01/31/2013	$100	$101
5.250% due 10/23/2012	7,920	7,943
Western Corporate Federal Credit Union
1.750% due 11/02/2012	1,900	1,902
Westpac Banking Corp.
0.584% due 12/14/2012	4,685	4,686
1.900% due 12/14/2012	1,300	1,304

		1,884,497

INDUSTRIALS 1.5%
Altria Group, Inc.
8.500% due 11/10/2013	800	868
Anheuser-Busch InBev Worldwide, Inc.
1.097% due 03/26/2013	26,564	26,668
2.500% due 03/26/2013	5,805	5,863
3.000% due 10/15/2012	31,173	31,200
BMW U.S. Capital LLC
0.829% due 12/21/2012	5,600	5,606
Boeing Co.
5.125% due 02/15/2013	641	652
Campbell Soup Co.
5.000% due 12/03/2012	1,550	1,562
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	43,675	45,233
ConocoPhillips Australia Funding Co.
5.500% due 04/15/2013	5,000	5,135
COX Communications, Inc.
7.125% due 10/01/2012	4,710	4,710
CSX Corp.
5.750% due 03/15/2013	1,050	1,075
Diageo Capital PLC
5.200% due 01/30/2013	5,900	5,992
Diageo Finance BV
5.500% due 04/01/2013	1,000	1,026
Enterprise Products Operating LLC
5.650% due 04/01/2013	5,335	5,456
GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013	18,450	18,966
Harley-Davidson Funding Corp.
5.250% due 12/15/2012	10,000	10,078
HJ Heinz Co.
5.350% due 07/15/2013	710	737
International Business Machines Corp.
6.500% due 10/15/2013	1,000	1,064
Kraft Foods, Inc.
6.000% due 02/11/2013	447	456
Kroger Co.
5.000% due 04/15/2013	4,015	4,103
Newell Rubbermaid, Inc.
5.500% due 04/15/2013	1,531	1,568
PepsiCo, Inc.
0.875% due 10/25/2013	7,820	7,863
Philip Morris International, Inc.
4.875% due 05/16/2013	8,600	8,837
Potash Corp. of Saskatchewan, Inc.
4.875% due 03/01/2013	1,000	1,018
Rockies Express Pipeline LLC
6.250% due 07/15/2013	2,000	2,050
Rogers Communications, Inc.
6.250% due 06/15/2013	2,975	3,090
Rohm and Haas Co.
5.600% due 03/15/2013	3,580	3,658
SABMiller PLC
5.500% due 08/15/2013	1,350	1,401

166	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Teva Pharmaceutical Finance Co. BV
1.339% due 11/08/2013	$1,110	$1,121
Texas Instruments, Inc.
0.615% due 05/15/2013	7,900	7,918
0.875% due 05/15/2013	8,000	8,033
Thermo Fisher Scientific, Inc.
2.150% due 12/28/2012	4,381	4,394
Time Warner Entertainment Co. LP
8.875% due 10/01/2012	1,314	1,314
Union Pacific Corp.
5.450% due 01/31/2013	3,548	3,607
Volkswagen International Finance NV
0.911% due 10/01/2012	1,500	1,500
1.625% due 08/12/2013	8,000	8,080

		241,902

UTILITIES 0.1%
BellSouth Corp.
4.020% due 04/26/2021	2,000	2,038
BP Capital Markets PLC
3.750% due 06/17/2013	200	205
5.250% due 11/07/2013	3,300	3,472
British Telecommunications PLC
5.150% due 01/15/2013	2,800	2,837
Georgia Power Co.
0.709% due 03/15/2013	364	364
0.725% due 01/15/2013	2,370	2,370
Indianapolis Power & Light Co.
6.300% due 07/01/2013	4,450	4,634
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	1,205	1,205
Plains All American Pipeline LP
5.625% due 12/15/2013	1,251	1,325

		18,450

Total Corporate Bonds & Notes (Cost $2,144,694)		2,144,849

MUNICIPAL BONDS & NOTES 0.0%

CALIFORNIA 0.0%
Mount San Antonio Community College District, California General Obligation Notes, Series 2012
3.500% due 08/01/2013	200	205
Riverside County, California Revenue Bonds, (GNMA Insured), Series 1988
8.300% due 11/01/2012	2,370	2,384

		2,589

MASSACHUSETTS 0.0%
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2002
9.150% due 12/15/2023	2,000	2,075

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.389% due 06/15/2013	600	601

Total Municipal Bonds & Notes (Cost $5,267)		5,265

U.S. GOVERNMENT AGENCIES 30.3%
Fannie Mae
1.000% due 09/23/2013	35,666	35,943
1.125% due 10/08/2013	22,000	22,210
1.250% due 08/20/2013	32,048	32,341
4.625% due 10/15/2013 (g)	160,655	168,066

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Federal Farm Credit Bank
0.210% due 02/20/2014		$30,750	$30,750
0.220% due 09/06/2013		4,870	4,871
0.230% due 11/18/2013		60,000	60,009
0.260% due 10/30/2013		18,500	18,512
0.370% due 03/27/2014		110,800	111,039
Federal Home Loan Bank
0.186% due 02/27/2014		103,000	103,011
0.188% due 12/11/2013		17,280	17,272
0.195% due 03/03/2014		100,000	99,995
0.200% due 02/03/2014		103,000	102,992
0.230% due 12/13/2013 - 02/24/2014		474,580	474,725
0.240% due 11/25/2013		39,830	39,851
0.250% due 02/14/2014 - 02/18/2014		676,000	676,388
0.260% due 01/23/2014		123,500	123,590
0.270% due 01/23/2014 (g)		40,650	40,685
0.280% due 11/14/2013 - 11/21/2013		350,780	351,124
0.290% due 11/14/2013 - 12/03/2013		342,950	343,323
0.300% due 10/18/2013 - 01/23/2014		763,245	764,133
0.320% due 12/11/2013		38,000	38,047
0.320% due 12/18/2013 (g)		46,260	46,328
0.340% due 12/18/2013		10,500	10,518
0.375% due 10/18/2013 - 01/29/2014		172,210	172,571
0.500% due 12/13/2013		38,000	38,092
3.625% due 10/18/2013		117,690	121,894
4.875% due 11/27/2013		5,700	6,008
Freddie Mac
0.375% due 10/15/2013 - 11/27/2013		439,035	439,871
0.500% due 10/15/2013		179,223	179,802
0.625% due 12/23/2013		20,593	20,693
0.875% due 10/28/2013		27,781	27,985
4.125% due 09/27/2013		19,253	20,006

Total U.S. Government Agencies (Cost $4,737,985)			4,742,645

MORTGAGE-BACKED SECURITIES 0.0%
Fosse Master Issuer PLC
0.400% due 10/18/2054		2,150	2,150

Total Mortgage-Backed Securities (Cost $2,150)			2,150

ASSET-BACKED SECURITIES 0.1%
Ally Auto Receivables Trust
0.339% due 06/17/2013		738	738
Ford Auto Securitization Trust
1.748% due 04/15/2014	CAD	5,891	6,026

Total Asset-Backed Securities (Cost $6,590)			6,764

SOVEREIGN ISSUES 4.7%
Export Development Canada
0.350% due 03/19/2013		$1,900	1,901
0.375% due 01/14/2013		51,750	51,779
0.390% due 05/17/2013		17,500	17,557
Financement-Quebec
5.000% due 10/25/2012		73,560	73,781
Hydro-Quebec
8.000% due 02/01/2013		14,561	14,928

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Japan Bank for International Cooperation
2.125% due 11/05/2012		$8,150	$8,163
3.375% due 03/25/2013		10,600	10,751
4.250% due 06/18/2013		20,000	20,553
4.375% due 11/26/2012		3,000	3,016
Kommunalbanken A/S
0.528% due 03/10/2014		55,600	55,574
0.553% due 10/21/2013		38,500	38,501
Kommuninvest Sverige AB
1.875% due 06/04/2013		5,869	5,928
Mexico Government International Bond
9.000% due 12/20/2012	MXN	400,000	31,418
Ontario Electricity Financial Corp.
7.450% due 03/31/2013		$110,298	114,117
Province of Manitoba
2.125% due 04/22/2013		5,028	5,081
Province of Nova Scotia
7.250% due 07/27/2013		1,120	1,185
Province of Ontario
0.584% due 11/19/2012		4,500	4,500
0.599% due 05/07/2013		5,000	5,001
1.375% due 01/27/2014		202,050	204,886
1.875% due 11/19/2012		20,029	20,069
3.500% due 07/15/2013		9,306	9,540
4.375% due 02/15/2013		25,758	26,142
Province of Saskatchewan
8.000% due 02/01/2013		4,889	5,016

Total Sovereign Issues (Cost $728,949)			729,387

SHORT-TERM INSTRUMENTS 52.2%

CERTIFICATES OF DEPOSIT 0.5%
Banco do Brasil S.A.
0.000% due 03/26/2013		1,510	1,505
0.000% due 03/28/2013		11,810	11,868
Bank of Nova Scotia
0.569% due 09/16/2013		61,350	61,496
Dexia Credit Local
1.700% due 09/06/2013		7,700	7,700
Itau Unibanco Holding S.A.
1.000% due 03/26/2013		1,000	993

			83,562

COMMERCIAL PAPER 8.3%
Anheuser Busch Co., Inc.
0.320% due 10/18/2012		3,070	3,069
0.320% due 10/19/2012		11,300	11,298
Apache Corp.
0.460% due 10/19/2012		2,335	2,334
BAT International Finance PLC
0.440% due 10/10/2012		1,350	1,350
0.470% due 11/05/2012		37,200	37,183
BP Capital Markets PLC
0.490% due 04/18/2013		9,800	9,787
0.600% due 08/12/2013		52,000	51,876
0.650% due 08/06/2013		61,800	61,655
0.685% due 04/18/2013		500	499
0.750% due 02/22/2013		8,000	7,993
0.780% due 04/18/2013		11,070	11,055
British Telecommunications PLC
0.838% due 10/29/2012		3,200	3,198
1.600% due 05/15/2013		700	696
1.640% due 05/15/2013		8,680	8,625
Daimler Finance North America LLC
1.130% due 03/15/2013		1,000	997
Darden Restaurants, Inc.
0.365% due 10/03/2012		2,000	2,000

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	167

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dominion Resources, Inc.
0.410% due 10/09/2012	$1,440	$1,440
0.420% due 10/16/2012	6,310	6,309
0.420% due 11/19/2012	3,500	3,498
0.430% due 10/22/2012	8,790	8,788
Duke Energy Corp.
0.460% due 10/15/2012	18,600	18,597
0.460% due 11/05/2012	6,575	6,572
0.470% due 10/01/2012	800	800
0.470% due 10/04/2012	17,000	16,999
0.470% due 01/02/2013	4,800	4,794
Ford Motor Credit Co.
1.200% due 11/02/2012	36,000	35,962
1.650% due 06/07/2013	27,235	26,980
Holcim U.S. Finance SARL & Cie SCS
0.490% due 10/01/2012	6,700	6,700
0.500% due 11/01/2012	7,480	7,477
0.520% due 10/17/2012	15,400	15,396
Kansas City Power & Light Co.
0.440% due 10/10/2012	1,985	1,985
Kells Funding LLC
0.300% due 10/23/2012	46,000	45,992
Kinder Morgan Energy Partners LP
0.480% due 10/09/2012	1,100	1,100
0.490% due 10/01/2012	5,940	5,940
0.490% due 10/03/2012	3,000	3,000
0.500% due 10/02/2012	27,325	27,325
0.510% due 10/01/2012	24,585	24,585
0.510% due 10/02/2012	122,465	122,463
Mizuho Corporate Bank Ltd.
0.520% due 11/05/2012	1,500	1,500
NextEra Energy Capital Holdings, Inc.
0.420% due 10/12/2012	10,360	10,359
Nissan Motor Acceptance Corp.
0.420% due 10/01/2012	6,660	6,660
Northeast Utilities
0.420% due 10/04/2012	6,850	6,850
0.430% due 10/02/2012	11,980	11,980
0.430% due 10/25/2012	9,350	9,347
Reed Elsevier, Inc.
0.400% due 10/04/2012	7,300	7,300
0.410% due 10/18/2012	940	940
Sempra Energy
0.410% due 10/03/2012	3,230	3,230
0.430% due 10/03/2012	2,790	2,790
Southern California Edison
0.380% due 10/02/2012	16,680	16,680
Spectra Energy Capital
0.380% due 10/03/2012	7,400	7,400
0.410% due 10/02/2012	700	700
0.420% due 10/02/2012	415	415
0.440% due 10/09/2012	14,330	14,329
0.450% due 10/02/2012	340	340
0.450% due 10/29/2012	4,170	4,169
Standard Chartered Bank
0.950% due 09/26/2013	50,000	49,592
0.950% due 10/01/2013	13,000	12,892
Straight-A Funding LLC
0.180% due 10/02/2012	17,500	17,500
0.180% due 10/09/2012	49,800	49,798
0.180% due 10/10/2012	39,000	38,998
0.180% due 10/11/2012	4,200	4,200
0.180% due 10/22/2012	41,802	41,797
0.180% due 10/23/2012	6,000	5,999
0.180% due 11/02/2012	21,000	20,997
0.180% due 12/03/2012	117,282	117,260
0.183% due 10/04/2012	40,352	40,351

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Vodafone Group PLC
0.930% due 05/02/2013	$9,850	$9,803
1.024% due 09/09/2013	20,400	20,202
1.200% due 06/11/2013	850	845
Volvo Group Treasury N.A.
0.540% due 10/09/2012	14,100	14,098
0.540% due 10/10/2012	14,100	14,098
0.540% due 10/11/2012	4,500	4,499
Xstrata Finance Canada Ltd.
0.470% due 10/03/2012	3,470	3,470
0.480% due 10/05/2012	13,810	13,809
0.520% due 10/10/2012	5,100	5,099
0.520% due 10/15/2012	95,910	95,891

		1,292,504

REPURCHASE AGREEMENTS 24.1%
Banc of America Securities LLC
0.220% due 10/01/2012	94,100	94,100
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.875% due 02/28/2017 valued at $96,063. Repurchase proceeds are $94,102.)
Bank of Nova Scotia
0.260% due 01/04/2013	173,700	173,700
(Dated 09/10/2012. Collateralized by Fannie Mae 1.750% - 2.000% due 08/22/2024 - 01/25/2027 valued at $181,958. Repurchase proceeds are $173,726)
0.280% due 10/01/2012	151,500	151,500
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 1.375% due 11/30/2015 valued at $154,644. Repurchase proceeds are $151,504)
Barclays Capital, Inc.
0.250% due 10/01/2012	200,000	200,000
(Dated 09/28/2012. Collateralized by U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2022 valued at $203,702. Repurchase proceeds are $200,004)
0.260% due 02/13/2013	48,500	48,500
(Dated 08/13/2012. Collateralized by Fannie Mae 4.500% due 08/01/2041 valued at $48,237. Repurchase proceeds are $48,517)
0.270% due 11/16/2012	100,000	100,000
(Dated 07/18/2012. Collateralized by Fannie Mae 3.500% - 4.500% due 09/01/2039 - 07/01/2042 valued at $102,040. Repurchase proceeds are $100,056)
0.270% due 01/16/2013	200,000	200,000
(Dated 07/20/2012. Collateralized by Freddie Mac 3.000% - 3.500% due 02/01/2027 - 01/01/2042 valued at $209,256. Repurchase proceeds are $200,110)
0.270% due 01/24/2013	230,100	230,100
(Dated 07/24/2012. Collateralized by Freddie Mac 3.000% - 4.500% due 07/01/2027 - 01/01/2041 valued at $231,451. Repurchase proceeds are $230,219)
BNP Paribas Securities Corp.
0.300% due 10/01/2012	50,000	50,000
(Dated 09/28/2012. Collateralized by Ginnie Mae 3.500% due 09/20/2042 valued at $51,798. Repurchase proceeds are $50,001.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Global Markets, Inc.
0.200% due 10/11/2012	$300,000	$300,000
(Dated 09/27/2012. Collateralized by Fannie Mae 3.500% due 07/01/2042 - 08/01/2042 valued at $309,268. Repurchase proceeds are $300,007.)
Credit Suisse Securities (USA) LLC
0.280% due 10/01/2012	227,100	227,100
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.250% - 3.125% due 02/28/2014 - 01/31/2017 valued at $232,483. Repurchase proceeds are $227,105.)
Goldman Sachs Group, Inc.
0.210% due 10/01/2012	25,000	25,000
(Dated 09/28/2012. Collateralized by Freddie Mac 4.500% due 10/01/2041 valued at $25,930. Repurchase proceeds are $25,000.)
HSBC Bank USA N.A.
0.280% due 10/01/2012	449,500	449,500
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.250% - 3.625% due 10/31/2013 - 02/15/2020 valued at $458,261. Repurchase proceeds are $449,510.)
JPMorgan Securities, Inc.
0.260% due 10/01/2012	250,000	250,000
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 1.250% - 3.625% due 03/15/2014 - 08/15/2019 valued at $255,281. Repurchase proceeds are $250,005)
0.280% due 10/01/2012	50,000	50,000
(Dated 09/28/2012. Collateralized by Fannie Mae 0.625% due 09/04/2015 valued at $26,911 and Freddie Mac 0.500% due 09/25/2015 valued at $24,239. Repurchase proceeds are $50,001)
0.350% due 10/10/2012	95,019	95,019
(Dated 09/24/2012. Collateralized by Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series 2007 1.001% due 10/15/2012 valued at $102,216. Repurchase proceeds are $95,025)
RBC Capital Markets LLC
0.180% due 10/02/2012	500,000	500,000
(Dated 08/31/2012. Collateralized by Ginnie Mae 3.000% - 5.000% due 01/15/2039 - 08/20/2042 valued at $520,957. Repurchase proceeds are $500,078)
0.290% due 10/01/2012	266,100	266,100
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.875% - 1.000% due 08/31/2016 - 04/30/2017 valued at $271,506. Repurchase proceeds are $266,106)
RBS Securities, Inc.
0.260% due 10/01/2012	100,000	100,000
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 3.375% due 07/31/2013 valued at $102,025. Repurchase proceeds are $100,002)
0.270% due 10/01/2012	50,000	50,000
(Dated 09/28/2012. Collateralized by Fannie Mae 2.625% due 11/20/2014 valued at $51,092. Repurchase proceeds are $50,001)
State Street Bank and Trust Co.
0.010% due 10/01/2012	6,487	6,487
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $6,623. Repurchase proceeds are $6,487.)

168	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TD Securities (USA) LLC
0.260% due 10/01/2012	$100,000	$100,000
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 2.750% due 08/15/2042 valued at $19,375 and U.S. Treasury Notes 1.750% due 05/15/2022 valued at $83,393. Repurchase proceeds are $100,002.)
UBS Securities LLC
0.260% due 10/01/2012	100,000	100,000
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 6.125% due 11/15/2027 valued at $101,782. Repurchase proceeds are $100,002.)

		3,767,106

SHORT-TERM NOTES 2.9%
American Honda Finance Corp.
0.519% due 08/02/2013	14,000	14,000
0.593% due 05/02/2013	2,720	2,721
0.660% due 12/07/2012	2,000	2,001
0.705% due 01/17/2013	3,300	3,302
Bank of America Auto Trust
0.269% due 04/15/2013	188	188

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Export Development Canada
0.335% due 05/23/2013		$8,900	$8,905
Federal Home Loan Bank
0.125% due 08/23/2013		62,000	61,972
0.160% due 08/01/2013		3,000	2,999
0.170% due 07/12/2013		34,050	34,052
0.190% due 09/06/2013		235,000	235,024
0.228% due 08/13/2013		59,670	59,664
Hyundai Auto Receivables Trust
0.293% due 07/15/2013		6,139	6,142
Pacific Gas & Electric Co.
0.884% due 11/20/2012		1,140	1,141
Texas State Public Finance Authority
0.210% due 10/02/2012		10,800	10,800
0.220% due 10/02/2012		5,000	5,000
Toyota Motor Credit Corp.
0.532% due 07/19/2013		1,300	1,301

			449,212

JAPAN TREASURY BILLS 6.7%
0.097% due 10/01/2012 - 02/12/2013 (a)	JPY	81,600,000	1,045,481

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MEXICO TREASURY BILLS 9.4%
4.484% due 10/04/2012 - 02/21/2013 (a)	MXN	19,212,800	$1,476,011

U.S. TREASURY BILLS 0.3%
0.136% due 02/28/2013 - 09/19/2013 (a)(b)		$45,987	45,950

Total Short-Term Instruments (Cost $8,124,323)			8,159,826

Total Investments 101.0% (Cost $15,749,958)			$15,790,886

Other Assets and Liabilities (Net) (1.0%)			(152,930)

Net Assets 100.0%			$15,637,956

Notes to Consolidated Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Securities with an aggregate market value of $44,032 have been pledged as collateral as of September 30, 2012 for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(c)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	JPY	8,000,000	$	102,171	BOA	$0	$(363)	$(363)
10/2012		16,000,000		204,192	CBK	0	(876)	(876)
10/2012		7,800,000		99,562	UAG	0	(387)	(387)
10/2012	MXN	8,356		629	BRC	0	(19)	(19)
10/2012		2,133,291		159,229	HUS	0	(6,336)	(6,336)
10/2012		254,411		19,288	JPM	0	(454)	(454)
10/2012		118,400		8,679	RYL	0	(504)	(504)
10/2012		558		41	UAG	0	(2)	(2)
11/2012	JPY	10,000,000		127,439	CBK	0	(736)	(736)
11/2012	MXN	981,516		74,033	CBK	0	(1,817)	(1,817)
11/2012		418,890		31,090	FBF	0	(1,267)	(1,267)
11/2012		735,256		54,844	HUS	0	(2,025)	(2,025)
11/2012		402,734		30,013	JPM	0	(1,117)	(1,117)
11/2012		149,329		11,103	MSC	0	(441)	(441)
11/2012		955,275		71,684	UAG	0	(2,164)	(2,164)
11/2012	$	189	DKK	1,128	CBK	5	0	5
12/2012	JPY	22,000,000	$	282,995	UAG	887	0	887
12/2012	MXN	474,732		35,555	CBK	0	(1,058)	(1,058)
12/2012		59,250		4,448	FBF	0	(123)	(123)
12/2012		1,007,633		75,671	HUS	0	(2,084)	(2,084)
12/2012		37,345		2,818	JPM	0	(62)	(62)
12/2012		1,477,866		111,176	MSC	0	(2,757)	(2,757)
12/2012		798,098		60,728	UAG	0	(821)	(821)
12/2012	$	874	CAD	855	CBK	0	(6)	(6)
01/2013	DKK	181,530	$	30,834	BRC	0	(521)	(521)
01/2013		498,856		84,997	JPM	0	(1,169)	(1,169)
01/2013		226,981		38,642	RYL	0	(564)	(564)
01/2013	JPY	7,800,000		100,515	HUS	461	0	461
01/2013	MXN	145,000		11,022	CBK	0	(133)	(133)
01/2013		500,000		37,560	JPM	0	(906)	(906)
01/2013	$	151,718	DKK	907,367	HUS	5,009	0	5,009
02/2013	JPY	10,000,000	$	127,531	BRC	0	(792)	(792)
02/2013	MXN	42,171		3,158	BRC	0	(77)	(77)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	169

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
02/2013	MXN	1,927,829	$	144,261	HUS	$0	$(3,635)	$(3,635)
02/2013		5,942,965		444,946	JPM	0	(10,633)	(10,633)
02/2013		1,052,034		78,929	UAG	0	(1,771)	(1,771)
03/2013	CAD	6,677		6,794	BRC	27	0	27

						$6,389	$(45,620)	$(39,231)

(d)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$1,884,497	$0	$1,884,497
Industrials	0	241,902	0	241,902
Utilities	0	18,450	0	18,450
Municipal Bonds & Notes
California	0	2,589	0	2,589
Massachusetts	0	2,075	0	2,075
New Jersey	0	601	0	601
U.S. Government Agencies	0	4,742,645	0	4,742,645
Mortgage-Backed Securities	0	2,150	0	2,150
Asset-Backed Securities	0	6,764	0	6,764
Sovereign Issues	0	729,387	0	729,387
Short-Term Instruments
Certificates of Deposit	0	83,562	0	83,562
Commercial Paper	26,080	1,266,424	0	1,292,504
Repurchase Agreements	0	3,767,106	0	3,767,106

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Short-Term Notes	$0	$449,212	$0	$449,212
Japan Treasury Bills	0	1,045,481	0	1,045,481
Mexico Treasury Bills	0	1,476,011	0	1,476,011
U.S. Treasury Bills	0	45,950	0	45,950
	$26,080	$15,764,806	$0	$15,790,886

Financial Derivative Instruments (2) - Assets
Foreign Exchange Contracts	$0	$6,389	$0	$6,389

Financial Derivative Instruments (2) - Liabilities
Foreign Exchange Contracts	$0	$(45,620)	$0	$(45,620)

Totals	$26,080	$15,725,575	$0	$15,751,655

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (3)
Investments, at value
Sovereign Issues	$200	$0	$(200)	$0	$0	$0	$0	$0	$0	$0

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(e)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$6,389	$0	$6,389

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$0	$0	$45,620	$0	$45,620

170	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized (Loss) on Derivatives:
Net realized (loss) on foreign currency transactions	$0	$0	$0	$(30,664)	$0	$(30,664)

Net Change in Unrealized (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	$0	$0	$0	$(39,370)	$0	$(39,370)

(1)	See note 6 in the Notes to Financial Statements for additional information.

(f)	Collateral Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral Pledged	Net Exposures (1)	Total Market Value of OTC Derivatives	Collateral Pledged	Net Exposures (1)
	PIMCO Short-Term Floating NAV Portfolio III			PIMCO Cayman Japan Fund I, Ltd.
BOA	$0	$0	$0	$(363)	$589	$226
BRC	(590)	600	10	(792)	1,358	566
CBK	(3,009)	2,568	(441)	(1,612)	3,071	1,459
FBF	(1,390)	1,489	99	0	0	0
HUS	(9,072)	8,832	(240)	462	0	462
JPM	(14,341)	15,171	830	0	0	0
MSC	(3,198)	3,408	210	0	0	0
RYL	(1,068)	1,090	22	0	0	0
UAG	(4,758)	4,607	(151)	500	1,250	1,750

(1)

Net Exposure represents the net receivable that would be due from the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The Portfolio and subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

(g)	Securities with an aggregate market value of $5,906 have been pledged as collateral as of September 30, 2012 for repurchase agreements as governed by Master Repurchase Agreements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2012	171

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”). Information presented in these financial statements pertains to the 19 portfolios (each a “Portfolio” and collectively the “Portfolios”) offered by the Trust.

Shares of the Portfolios have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. Each Portfolio issues its shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolios is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Portfolio, except the PIMCO Short-Term Floating NAV Portfolio, PIMCO Short-Term Floating NAV Portfolio II and the PIMCO Short-Term Floating NAV Portfolio III, are declared and distributed to shareholders quarterly. Dividends from net investment income, if any, of the PIMCO Short-Term Floating NAV Portfolio, PIMCO Short-Term Floating NAV Portfolio II and the PIMCO Short-Term Floating NAV Portfolio III are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and

172	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2012 (Unaudited)

contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on each Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements and sale-buyback financing transactions, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net assets to be adjusted to reconcile to net cash flows from operating activities.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective April 1, 2012, the Funds began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Funds may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedules of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of a Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	173

Notes to Financial Statements (Cont.)

monitoring significant events that may materially affect the values of a Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of a Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant

174	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2012 (Unaudited)

inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a

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pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  Certain Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Portfolios may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Portfolios to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2012, the Portfolios had no unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  Certain Portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions,

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mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Payment In-Kind Securities  Certain Portfolios may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

(e) Residual Interest Bonds  Certain Portfolios may invest in residual interest bonds (“RIBs”), which are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and RIBs. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the weekly Securities Industry and Financial Markets Association (“SIFMA”) rate. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the RIBs. RIBs are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the RIBs and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. RIBs are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in obtaining potentially higher yielding tax-exempt securities or gaining levered exposure to the municipal bond market. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The RIBs holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the RIBs holders. The holders of RIBs bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. RIBs may be more volatile and less liquid than other municipal bonds of comparable maturity.

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(f) Restricted Securities  Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended September 30, 2012 are disclosed in the Notes to Schedules of Investments.

(g) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Portfolios may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities such as U.S. Treasury Strips which are Treasury fixed income securities sold at a discount to face value and offer no interest payments; rather, investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(h) When-Issued Transactions  Certain Portfolios may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Each Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  Certain Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Portfolio to counterparties are reflected as a liability on the

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Statements of Assets and Liabilities. Interest payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  Certain Portfolios may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Portfolio are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Certain Portfolios may enter into short sales transactions. A short sale is a transaction in which a Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolios use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolios’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statements of Operations serve as indicators of the volume of financial derivative activity for the Portfolios.

(a) Foreign Currency Contracts  Certain Portfolios may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Portfolios may enter into futures contracts. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value

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(“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Portfolios may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Certain Portfolios may also purchase put and call options. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  Certain Portfolios may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When a Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  Certain Portfolios may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Credit Default Swaptions  Certain Portfolios may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  Certain Portfolios may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Portfolios may write or purchase foreign currency options. Purchasing foreign currency options gives a Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Straddle Options  Certain Portfolios may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Portfolio to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same

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security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  Certain Portfolios may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Portfolio are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Portfolio and the counterparty and by the posting of collateral to a Portfolio to cover a Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

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Notes to Financial Statements (Cont.)

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2012 for which a Portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Portfolio may enter into interest rate swap agreements Interest rate swap agreements involve the exchange by a

182	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2012 (Unaudited)

Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolios may be subject to, please see the Important Information About the Portfolios.

Market Risks  A Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose a Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolios by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. A Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	183

Notes to Financial Statements (Cont.)

received. If the unpaid amount owed to a Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. A Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between a Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to Schedules of Investments.

Prime Broker Account Agreements and agreements governing listed equity option transactions between a Portfolio and selected counterparties or brokers govern the considerations and factors surrounding accounts opened for short selling and listed equity option transactions and activities, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. See Note 5(d) for additional information.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

184	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2012 (Unaudited)

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain/(loss) on investments on the Statements of

Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. BASIS FOR CONSOLIDATION FOR PIMCO INTERNATIONAL PORTFOLIO AND PIMCO SHORT-TERM FLOATING NAV PORTFOLIO III (“Consolidated Funds”)

PIMCO Cayman Japan Fund I and II (each a “Subsidiary”), Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the Consolidated Funds in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of the Consolidated Funds and their respective Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Consolidated Funds and their respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of September 30, 2012 of each Subsidiary to its respective Consolidated Fund (amounts in thousands).

Fund Name	Subsidiary	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	% of Portfolio Net Assets
PIMCO International Portfolio	PIMCO Cayman Japan Fund II Ltd.	06/05/2012	06/12/2012	$ 2,059,408	$128,651	6.2%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Cayman Japan Fund I Ltd.	06/05/2012	06/12/2012	15,637,956	952,511	6.1

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees are charged at an annual rate as noted in the following table:

Portfolio Name	Investment Advisory Fee	Supervisory and Administrative Fee
PIMCO Asset-Backed Securities Portfolio	0.02%	0.03%
PIMCO Developing Local Markets Portfolio	0.02%	0.10%

Portfolio Name	Investment Advisory Fee		Supervisory and Administrative Fee
PIMCO Emerging Markets Portfolio	0.02%		0.10%
PIMCO FX Strategy Portfolio	0.02%		0.03%
PIMCO High Yield Portfolio	0.02%		0.03%
PIMCO Investment Grade Corporate Portfolio	0.02%		0.03%
PIMCO Long Duration Corporate Bond Portfolio	0.02%		0.03%
PIMCO Low Duration Portfolio	0.02%		0.03%
PIMCO Moderate Duration Portfolio	0.02%		0.03%
PIMCO Mortgage Portfolio	0.02%		0.03%
PIMCO Municipal Sector Portfolio	0.02%		0.03%
PIMCO Real Return Portfolio	0.02%		0.03%
PIMCO Senior Floating Rate Portfolio	0.02%		0.03%
PIMCO Short-Term Portfolio	0.02%		0.03%
PIMCO Short-Term Floating NAV Portfolio	0.00%	(1)	0.00%
PIMCO Short-Term Floating NAV Portfolio II	0.02%		0.03%
PIMCO U.S. Government Sector Portfolio	0.02%		0.03%
PIMCO International Portfolio	0.02%		0.10%
PIMCO Short-Term Floating NAV Portfolio III	0.00%	(1)	0.00%

(1)

By investing in the Portfolio, each investing fund agrees that 0.01% of the fee that each Investing Fund is currently obligated to pay PIMCO under its investment advisory contract will be designated as compensation for the investment advisory services PIMCO provides to the Portfolio.

(c) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors,

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Notes to Financial Statements (Cont.)

stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the PIMCO FX Strategy and PIMCO Senior Floating Rate Portfolios’ Supervisory and Administrative Fees in each Portfolio’s first fiscal year, to the extent that the payment of each Portfolio’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of each Portfolio’s average daily net assets).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Portfolio’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at September 30, 2012, were as follows (amounts in thousands):

Portfolio Name	Recoverable Amounts
PIMCO FX Strategy Portfolio	$40
PIMCO Senior Floating Rate Portfolio	32

Each unaffiliated Trustee receives an annual retainer of $135,000, plus $10,500 for each Board of Trustees quarterly meeting attended, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Portfolio and Funds of the Trust according to its respective net assets except PIMCO

All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(d) Distributor  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

(e) Acquired Fund Fees and Expenses  The PIMCO International Portfolio’s Subsidiary has entered into a separate contract with PIMCO for the management of the PIMCO International Portfolio’s Subsidiary’s portfolio pursuant to which the PIMCO International Portfolio’s Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.01% and 0.05%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and Supervisory and Administrative Fees it receives from the PIMCO International Portfolio’s Subsidiary in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by PIMCO International Portfolio’s Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place. The waiver is reflected in the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. During the period ended September 30, 2012, the PIMCO International Portfolio waived the following fees (amounts in thousands):

Fund Name	Waived Fees
PIMCO International Portfolio	$19

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fees amounts are disclosed on the Statements of Assets and Liabilities.

Certain Portfolios are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2012, the

186	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2012 (Unaudited)

Portfolios below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Portfolio Name	Purchases	Sales
PIMCO Asset-Backed Securities Portfolio	$19,055	$0
PIMCO High Yield Portfolio	26,914	9,513
PIMCO Investment Grade Corporate Portfolio	33,277	19,610
PIMCO Long Duration Corporate Bond Portfolio	84,155	15,742
PIMCO Low Duration Portfolio	122,663	0
PIMCO Mortgage Portfolio	4,582	502
PIMCO Municipal Sector Portfolio	0	4,619
PIMCO Real Return Portfolio	453,538	204,537
PIMCO Short-Term Portfolio	57,149	874
PIMCO Short-Term Floating NAV Portfolio	3,303,944	1,609,705
PIMCO Short-Term Floating NAV Portfolio II	891,205	4,006
PIMCO International Portfolio	0	104
PIMCO Short-Term Floating NAV Portfolio III	2,181,020	2,595,063

Each Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Portfolios. The table below shows each Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended September 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Portfolio Name	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO Asset-Backed Securities Portfolio	$2,840	$100,406	$(90,100)	$2	$0	$13,148	$7
PIMCO Developing Local Markets Portfolio	45,526	109,304	(121,000)	8	3	33,841	104
PIMCO Emerging Markets Portfolio	292,944	377,223	(261,000)	106	(33)	409,240	523
PIMCO FX Strategy Portfolio	34,392	42,922	(69,200)	15	(12)	8,117	23
PIMCO High Yield Portfolio	22,002	136,631	(146,500)	5	0	12,138	31
PIMCO Investment Grade Corporate Portfolio	435,904	778,383	(615,100)	108	(31)	599,264	682
PIMCO Long Duration Corporate Bond Portfolio	277,816	1,031,561	(1,007,400)	55	11	302,043	262
PIMCO Low Duration Portfolio	0	100,171	(27,100)	4	10	73,085	71
PIMCO Mortgage Portfolio	993,981	2,703,913	(3,558,300)	111	(2)	139,703	813
PIMCO Municipal Sector Portfolio	4,029	64,214	(55,800)	2	0	12,445	14
PIMCO Real Return Portfolio	209,068	972,274	(1,118,501)	96	0	62,937	474
PIMCO Senior Floating Rate Portfolio	802	1,201	(1,000)	0	0	1,003	1
PIMCO Short-Term Portfolio	108,331	241,447	(337,400)	26	(10)	12,394	47
PIMCO U.S. Government Sector Portfolio	185	1	0	0	0	186	1
PIMCO International Portfolio	306,646	1,559,537	(1,716,700)	69	0	149,552	337

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO Investment Grade Corporate Portfolio	$0	$216,535	$0	$0	$(1)	$216,534	$335
PIMCO Mortgage Portfolio	0	716,057	(335,500)	31	(103)	380,485	357

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	187

Notes to Financial Statements (Cont.)

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2012, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Portfolio Name	Purchases	Sales	Purchases	Sales
PIMCO Asset-Backed Securities Portfolio	$298,433	$284,030	$79,218	$11,490
PIMCO Developing Local Markets Portfolio	0	0	31,030	28,247
PIMCO Emerging Markets Portfolio	0	0	104,657	166,698
PIMCO FX Strategy Portfolio	0	0	0	0
PIMCO High Yield Portfolio	0	1,650	199,100	202,614
PIMCO Investment Grade Corporate Portfolio	106,144	190,250	511,189	539,640
PIMCO Long Duration Corporate Bond Portfolio	1,120,022	662,341	3,022,723	566,254
PIMCO Low Duration Portfolio	237,316	154,561	39,980	3,847
PIMCO Moderate Duration Portfolio	130,274	60,283	24,123	1,407
PIMCO Mortgage Portfolio	54,890,842	54,015,743	55,797	13,022
PIMCO Municipal Sector Portfolio	0	0	37,775	62,527
PIMCO Real Return Portfolio	1,515,088	882,874	202,131	95,788
PIMCO Senior Floating Rate Portfolio	0	0	2,727	2,396
PIMCO Short-Term Portfolio	13,700	1,693	136,925	48,347
PIMCO Short-Term Floating NAV Portfolio	7,935,808	6,207,350	3,785,027	8,027,226
PIMCO Short-Term Floating NAV Portfolio II	1,275,991	781,174	790,253	721,384
PIMCO U.S. Government Sector Portfolio	1,143,885	2,533,618	56,433	202,636
PIMCO International Portfolio	45,461	45,415	2,156,228	1,884,163
PIMCO Short-Term Floating NAV Portfolio III	11,760,602	7,078,648	3,501,438	546,291

188	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2012 (Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Asset-Backed Securities Portfolio				PIMCO Developing Local Markets Portfolio (1)
	Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	4,479	$49,400	5,804	$62,550	11,478	$58,500	31,120	$182,790
Issued as reinvestment of distributions	1,149	12,786	4,642	48,858	441	2,362	8,628	46,363
Cost of shares redeemed	(3,377)	(37,060)	(10,596)	(114,718)	(20,089)	(105,452)	(144,663)	(804,278)
Net increase (decrease) resulting from Portfolio share transactions	2,251	$25,126	(150)	$(3,310)	(8,170)	$(44,590)	(104,915)	$(575,125)

	PIMCO Emerging Markets Portfolio				PIMCO FX Strategy Portfolio (2)
	Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	5,999	$66,175	23,828	$256,954	0	$0	3,342	$32,600
Issued as reinvestment of distributions	1,144	12,600	9,030	91,016	0	0	41	382
Cost of shares redeemed	(6,136)	(66,679)	(39,972)	(423,381)	(366)	(3,464)	(459)	(4,427)
Net increase (decrease) resulting from Portfolio share transactions	1,007	$12,096	(7,114)	$(75,411)	(366)	$(3,464)	2,924	$28,555

	PIMCO High Yield Portfolio				PIMCO Investment Grade Corporate Portfolio
	Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	3,028	$23,219	34,325	$273,168	31,236	$345,221	70,270	$751,746
Issued as reinvestment of distributions	3,994	30,562	10,472	77,687	9,030	100,298	23,963	249,196
Cost of shares redeemed	(6,338)	(48,851)	(98,333)	(770,059)	(21,298)	(234,549)	(164,479)	(1,719,632)
Net increase (decrease) resulting from Portfolio share transactions	684	$4,930	(53,536)	$(419,204)	18,968	$210,970	(70,246)	$(718,690)

	PIMCO Long Duration Corporate Bond Portfolio (3)				PIMCO Low Duration Portfolio (4)
	Six Months Ended 09/30/2012		Year Ended 03/31/2012		Period from 05/31/2012 to 09/30/2012
	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	166,190	$2,063,629	298,742	$3,436,294	25,750	$257,498
Issued as reinvestment of distributions	25,204	316,085	62,484	715,727	20	200
Cost of shares redeemed	(83,453)	(1,038,025)	(110,408)	(1,280,114)	(68)	(679)
Net increase resulting from Portfolio share transactions	107,941	$1,341,689	250,818	$2,871,907	25,702	$257,019

	PIMCO Moderate Duration Portfolio (5)		PIMCO Mortgage Portfolio
	Period from 07/31/2012 to 09/30/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	12,822	$128,216	38,044	$422,990	283,947	$3,167,348
Issued as reinvestment of distributions	10	100	11,295	125,270	32,836	361,913
Cost of shares redeemed	(8)	(77)	(40,779)	(452,822)	(398,500)	(4,383,654)
Net increase (decrease) resulting from Portfolio share transactions	12,824	$128,239	8,560	$95,438	(81,717)	$(854,393)

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	189

Notes to Financial Statements (Cont.)

	PIMCO Municipal Sector Portfolio				PIMCO Real Return Portfolio
	Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	1,443	$12,760	18,810	$152,170	74,255	$735,660	344,587	$3,285,124
Issued as reinvestment of distributions	901	7,900	2,677	22,128	3,371	33,237	18,071	172,229
Cost of shares redeemed	(3,473)	(30,796)	(18,646)	(157,712)	(24,032)	(237,122)	(193,578)	(1,896,153)
Net increase (decrease) resulting from Portfolio share transactions	(1,129)	$(10,136)	2,841	$16,586	53,594	$531,775	169,080	$1,561,200

	PIMCO Senior Floating Rate Portfolio (6)(9)				PIMCO Short-Term Portfolio
	Six Months Ended 09/30/2012		Period from 04/29/2011 to 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	72	$730	854	$8,520	6,161	$57,020	37,088	$337,340
Issued as reinvestment of distributions	18	186	20	197	2,000	18,620	5,579	49,680
Cost of shares redeemed	(72)	(731)	0	0	(16,065)	(149,450)	(75,843)	(685,344)
Net increase (decrease) resulting from Portfolio share transactions	18	$185	874	$8,717	(7,904)	$(73,810)	(33,176)	$(298,324)

	PIMCO Short-Term Floating NAV Portfolio (7)				PIMCO Short-Term Floating NAV Portfolio II
	Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	12,160,792	$121,869,500	19,898,587	$199,348,340	1,400,810	$14,023,049	2,610,740	$26,129,820
Issued as reinvestment of distributions	3,889	38,974	16,217	162,452	484	4,843	1,081	10,816
Cost of shares redeemed	(12,813,953)	(128,414,415)	(22,785,600)	(228,249,649)	(1,353,300)	(13,547,434)	(2,704,259)	(27,064,545)
Net increase (decrease) resulting from Portfolio share transactions	(649,272)	$(6,505,941)	(2,870,796)	$(28,738,857)	47,994	$480,458	(92,438)	$(923,909)

	PIMCO U.S. Government Sector Portfolio				PIMCO International Portfolio
	Six Months Ended 09/30/2012		Year Ended 03/31/2012		Six Months Ended 09/30/2012		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	30,876	$286,760	182,404	$1,625,344	19,836	$100,250	57,150	$274,034
Issued as reinvestment of distributions	3,347	31,151	5,309	46,945	30,567	153,375	18,057	87,305
Cost of shares redeemed	(95,846)	(892,250)	(278,667)	(2,468,421)	(55,341)	(283,879)	(141,072)	(689,639)
Net (decrease) resulting from Portfolio share transactions	(61,623)	$(574,339)	(90,954)	$(796,132)	(4,938)	$(30,254)	(65,865)	$(328,300)

	PIMCO Short-Term Floating NAV Portfolio III (8)(10)
	Six Months Ended 09/30/2012		Period from 03/12/2012 to 03/31/2012
	Shares	Amount	Shares	Amount
Receipts for shares sold	4,537,565	$45,391,900	100,450	$1,005,010
Issued as reinvestment of distributions	2,395	23,956	5	52
Cost of shares redeemed	(3,062,347)	(30,635,885)	(14,802)	(148,100)
Net increase resulting from Portfolio share transactions	1,477,613	$14,779,971	85,653	$856,962

(1)	As of September 30, 2012, 1 shareholder owned 10% or more of the total Portfolio’s outstanding shares comprising 33% of the Portfolio.
(2)	As of September 30, 2012, 5 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 76% of the Portfolio.
(3)	As of September 30, 2012, 1 shareholder owned 10% or more of the total Portfolio’s outstanding shares comprising 12% of the Portfolio.

190	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2012 (Unaudited)

(4)	As of September 30, 2012, 1 shareholder owned 10% or more of the total Portfolio’s outstanding shares comprising 100% of the Portfolio.
(5)	As of September 30, 2012, 1 shareholder owned 10% or more of the total Portfolio’s outstanding shares comprising 98% of the Portfolio.
(6)	As of September 30, 2012, 2 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 46% of the Portfolio.
(7)	As of September 30, 2012, 1 shareholder owned 10% or more of the total Portfolio’s outstanding shares comprising 12% of the Portfolio.
(8)	As of September 30, 2012, 1 shareholder owned 10% or more of the total Portfolio’s outstanding shares comprising 60% of the Portfolio.
(9)

Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

(10)

The PIMCO Total Return Fund, a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of September 30, 2012, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. tax returns. While the statute of limitations remains open to examine the Portfolios’ U.S. tax returns filed for the fiscal years ending in 2009-2012, no examinations are in progress or anticipated at this time. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Portfolio Name	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO Asset-Backed Securities Portfolio	$920,055	$33,869	$(73,267)	$(39,398)
PIMCO Developing Local Markets Portfolio	185,205	93	(14,773)	(14,680)
PIMCO Emerging Markets Portfolio	1,160,137	53,590	(4,213)	49,377
PIMCO FX Strategy Portfolio	32,740	6	(299)	(293)
PIMCO High Yield Portfolio	769,847	38,855	(22,010)	16,845
PIMCO Investment Grade Corporate Portfolio	4,038,130	416,350	(19,242)	397,108
PIMCO Long Duration Corporate Bond Portfolio	13,326,152	1,604,263	(49,985)	1,554,278
PIMCO Low Duration Portfolio	285,031	1,214	(21)	1,193
PIMCO Moderate Duration Portfolio	157,361	794	(233)	561
PIMCO Mortgage Portfolio	10,865,210	184,463	(167,540)	16,923
PIMCO Municipal Sector Portfolio	354,519	48,827	(1,203)	47,624
PIMCO Real Return Portfolio	3,511,575	244,511	(2,567)	241,944
PIMCO Senior Floating Rate Portfolio	9,832	104	(14)	90
PIMCO Short-Term Portfolio	1,070,396	41,255	(45,415)	(4,160)
PIMCO Short-Term Floating NAV Portfolio	25,363,795	7,307	(1,178)	6,129
PIMCO Short-Term Floating NAV Portfolio II	4,161,989	1,479	(270)	1,209
PIMCO U.S. Government Sector Portfolio	3,711,900	141,511	(81,010)	60,501
PIMCO International Portfolio	2,383,905	82,174	(43,016)	39,158
PIMCO Short-Term Floating NAV Portfolio III	15,749,973	44,581	(3,668)	40,913

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

16. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolios’ financial statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	191

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	RDR	RBC Dain Rausher, Inc.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	ULW	UBS Ltd.
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	WNA	Wachovia Bank N.A.
FBF	Credit Suisse International	RBC	Royal Bank of Canada	WST	Westpac Banking Corp.
FOB	Credit Suisse Securities (USA) LLC	RBS	RBS Securities, Inc.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	HKD	Hong Kong Dollar	PLN	Polish Zloty
CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Renminbi	MXN	Mexican Peso	SGD	Singapore Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.EM	Credit Derivatives Index - Emerging Markets	CMBX	Commercial Mortgage-Backed Index	MCDX	Municipal Bond Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	CM	California Mortgage Insurance	GNMA	Government National Mortgage Association
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	FGIC	Financial Guaranty Insurance Co.

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
AID	Agency International Development	CLO	Collateralized Loan Obligation	MBS	Mortgage-Backed Security
ALT	Alternate Loan Trust	CMO	Collateralized Mortgage Obligation	NCUA	National Credit Union Administration
BABs	Build America Bonds	EBITDA	Earnings Before Interest, Taxes, Depreciation and Amortization	OIS	Overnight Index Swap
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
BBSW	Bank Bill Swap Reference Rate	FDIC	Federal Deposit Insurance Corp.	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	JIBAR	Johannesburg Interbank Agreed Rate

192	PRIVATE ACCOUNT PORTFOLIO SERIES

Approval of Renewal of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement

(Unaudited)

Approval of the Amended and Restated Investment Advisory Contract and the Amended and Restated Supervision and Administration Agreement for PIMCO Low Duration Portfolio and PIMCO Moderate Duration Portfolio

At a meeting held on August 13-14, 2012, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s Private Account Portfolio Series (the “Portfolios”) for an additional one-year term through August 31, 2013. The Board also considered and approved for an additional one-year term through August 31, 2013, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Portfolios.

The Board, including all of the independent Trustees, approved the Investment Advisory Contract and Supervision and Administration Agreement (the “New Portfolios’ Agreements”) on behalf of PIMCO Low Duration Portfolio and PIMCO Moderate Duration Portfolio (the “New Portfolios”) at a meeting on August 16, 2011.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. INFORMATION RECEIVED

(a) Materials Reviewed  During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO. At each of its quarterly meetings, the Board reviews investment performance and a significant amount of information relating to operations, including the Portfolios’ compliance program, shareholder services, valuation, custody, and other information relating to the nature, extent and quality of services provided by PIMCO to the Trust. In considering whether to approve renewal of the Agreements, the Board also reviewed supplementary information, including data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO, information about the personnel providing investment management services and supervisory and administrative services to the Portfolios, and, if available, information about the fees charged and services provided by PIMCO to other clients with similar investment mandates as the Portfolios. The Board also reviewed material provided by counsel to the Trust and the independent Trustees which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

In considering whether to approve the New Portfolios’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of the New Portfolios. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to the New Portfolios.

(b) Review Process  In connection with the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel. The Board also heard oral presentations on matters related to the Agreements and met both as a full Board and as the independent Trustees, without management present at the August 13-14, 2012 meeting. The independent Trustees also met with counsel to the Trust on August 6, 2012 to discuss the materials presented.

In connection with the approval of the New Portfolios’ Agreements, the Board reviewed written materials prepared by PIMCO. The Board also heard oral presentations on matters related to the New Portfolios’ Agreements at the August 16, 2011 meeting.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements and approval of the New Portfolios’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, its Personnel, and Resources  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	193

Approval of Renewal of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement (Cont.)

and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders; and its attention to matters that may involve conflicts of interest with the Trusts.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee. The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Portfolios do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees considered that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2011, including, but not limited to, undertaking significant technology and outsourcing initiatives; expanding the quality management system for processes/activities; completing the implementation of a prospectus content management system; developing a “Pricing Portal” to streamline and automate certain pricing functions; continuing to implement fair valuation level assignments per FAS 157; streamlining processes to enable daily net asset value delivery to major intermediary clients; working with another service provider to expand a unique quality assurance platform; implementing a proprietary application developed for cash flow reporting to portfolio managers; implementing new cost basis reporting; working with an accounting firm to analyze the impact of the Foreign Account Tax Compliance Act; and engaging in extensive preparation and testing to respond quickly in the event of a crisis involving the Eurozone.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Portfolios’ Agreements are likely to benefit the Portfolios, the New Portfolios and their shareholders.

(b) Other Services  The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the

Portfolios under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Portfolios and their shareholders.

With respect to the New Portfolios, the Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Portfolios under the Agreements. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays a unified fee. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Portfolios had not yet commenced operations at the time the New Portfolios’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Portfolios’ year-to-date, one-, three-, five-, seven- and ten-year performance, as available, for the periods ended May 31, 2012 and other performance data, as available, for the period ended June 30, 2012 (“PIMCO Report”). The Board considered information regarding both the short-term and long-term investment performance of each Portfolio relative to its relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including materials provided in advance of the August 13-14, 2012 meeting. The Board considered those Portfolios of the Trust that had outperformed their respective benchmarks on a net-of-fees basis over the three-, five- and ten-year periods, as applicable.

194	PRIVATE ACCOUNT PORTFOLIO SERIES

(Unaudited)

The Board noted that some of the Portfolios had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods. The Board considered the reasons for the underperformance of certain Portfolios.

The Board considered the intensive nature of managing bond funds, noting that it requires a number of factors, including, varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategy positions in each portfolio it manages. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

PIMCO reported to the Board that, in proposing fees for any Portfolio, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Portfolio returns to current and potential investors. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also noted that PIMCO reviews the Portfolios’ fee levels and carefully considers reductions where appropriate. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management and longer-term net inflows provide evidence of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Portfolios (each as a percentage of average net assets). The Board noted the unique structure of the Portfolios, in that only private account clients of PIMCO are eligible to invest in the Portfolios. The Board also noted that the structure of the PAPS Portfolios provides separate account clients with simplified custody and accounting. The Board took notice of the fact that such clients pay separate account fees to PIMCO, and that under those separate account agreements, PIMCO offsets all of the advisory fees and, with respect to many Portfolios, partially offsets the supervisory and administrative fees it receives from the Portfolios against the separate account fees.

The Board considered that Portfolio shareholders generally are separate account clients who have separately negotiated fee arrangements with PIMCO with respect to their separate accounts. The Board noted that the Portfolios were established primarily as a means of giving certain separate account clients exposure to certain market sectors in a more efficient manner than if the separate account were to invest directly in securities from those market sectors. The Trustees noted that the PAPS Short-Term Floating NAV Portfolio and the PAPS Short-Term Floating NAV Portfolio III are used as cash management tools for series of the Trust and other registered investment companies advised by PIMCO. The Board also considered the differences between the services provided to separate account clients and other clients.

Based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO, as well as the total expenses of the Portfolios, is reasonable.

In connection with the approval of the New Portfolios’ Agreements, the Board considered the proposed advisory fees, supervisory and administrative fees and total expenses of each New Portfolio and compared such amounts with the fees and expenses of other similar funds. With respect to the New Portfolios’ advisory fees, the Board reviewed Lipper data comparing the average and median advisory fees of other comparable funds. The Board noted that the advisory fees and total expenses for the New Portfolios were comparable to the Lipper median and Lipper average for comparable funds. The Board also considered the Trust’s unified fee structure and the services to be provided under the New Portfolios’ Agreements. Based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fee and supervisory and administrative fee charged by PIMCO, as well as the total expenses of the New Portfolios, is reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Portfolios are newly organized, information regarding PIMCO’s costs in providing services to the New Portfolios and the profitability of PIMCO’s relationship with the New Portfolios was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Portfolios as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly lower than the previous year, and within the ranges, but above the median of publicly held investment management companies reported by Lipper, Inc. and

SEMIANNUAL REPORT	SEPTEMBER 30, 2012	195

Approval of Renewal of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement (Cont.)

(Unaudited)

Strategic Insight. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

The Board also reviewed information regarding PIMCO’s costs of, and revenues from, its separate account business. With respect to potential economies of scale, the Board found that the Portfolios’ fee levels intrinsically reflect certain economies of scale. The Trustees also considered that during the recent market downturn the Portfolios’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets.

The Board concluded that the Portfolios’ cost structure and the New Portfolios’ proposed cost structure were reasonable and that the fee structure inherently involves the sharing of economies of scale between PIMCO and the Portfolios or the New Portfolios, to the benefit of Portfolio and New Portfolio shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation of the Portfolios. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO continued to be excellent and favored the renewal of the Agreements. The Board concluded that the Agreements are fair and reasonable to the Portfolios and their shareholders, that the Portfolios’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Portfolios, and that the renewal of the Agreements was in the best interests of the Portfolios and their shareholders.

With respect to the New Portfolios, based on its review, including its consideration of each of the factors referred to above, the Board concluded that the New Portfolios’ Agreements were fair and reasonable to the New Portfolios and their shareholders, that the New Portfolios’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by the New Portfolios, and that the approval of the New Portfolios’ Agreements was in the best interests of the New Portfolios and their shareholders.

196	PRIVATE ACCOUNT PORTFOLIO SERIES

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PAPS4012SAR_093012

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 (except with respect to the PIMCO Total Return Fund) is included as part of the semiannual report to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the PIMCO Total Return Fund in its semiannual report to shareholders, a copy of which is included under Item 1, for this reporting period. The PIMCO Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

PIMCO Total Return Fund

September 30, 2012

Complete Schedule of Investments

Schedule of Investments PIMCO Total Return Fund	September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.6%

Allison Transmission, Inc.
2.720% due 08/07/2014		$8,275	$8,305

AWAS Aviation Capital Ltd.
5.750% due 07/16/2018		13,000	13,146

Axcan Intermediate Holdings, Inc.
5.500% due 02/11/2017		9,825	9,825

Bausch & Lomb, Inc.
4.750% due 11/18/2015		20,000	20,225

Biomet, Inc.
3.216% - 3.369% due 03/25/2015		54,355	54,445

Charter Communications, Inc.
3.470% due 09/06/2016		3,828	3,839

Chrysler Group LLC
6.000% due 05/24/2017		7,159	7,314

Community Health Systems, Inc.
2.466% - 2.673% due 07/25/2014		4,037	4,043
2.716% - 4.750% due 10/25/2016		12,833	12,789
3.862% - 3.923% due 01/25/2017		1,373	1,381

CSC Holdings, Inc.
0.967% due 12/31/2016		10,000	9,863

DaVita, Inc.
2.720% due 10/20/2015		18,000	17,970

Delos Aircraft, Inc.
4.750% due 04/12/2016		43,500	43,989

Dole Food Co., Inc.
5.000% - 6.000% due 07/08/2018		42,903	43,109

Flextronics International Ltd.
2.466% due 10/01/2014		9,948	9,932

Fresenius Medical Care U.S. Finance, Inc.
1.591% due 03/31/2013		1	1

HCA, Inc.
2.466% due 11/17/2013		106,841	107,058
2.716% due 05/02/2016		103,031	102,774
3.466% due 05/01/2018		28,250	28,338
3.612% due 03/31/2017		14,214	14,261

Health Management Associates, Inc.
2.940% due 11/18/2016		13,000	12,980

Hologic, Inc.
4.500% due 08/01/2019		10,000	10,130

Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018		24,688	24,809

JBS USA Holdings, Inc.
4.250% due 05/25/2018		17,820	17,776

Kabel Deutschland GmbH
4.117% due 12/31/2016	EUR	11,000	14,213

Las Vegas Sands LLC
1.720% due 05/23/2014		$16,101	16,112

Lombard Street PLC
0.500% - 0.874% due 02/28/2023	EUR	17,588	20,041
0.500% - 1.024% due 02/28/2023		$19,308	17,174
0.500% - 1.248% due 02/28/2023	GBP	23,317	33,428

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Residential Cap LLC
5.000% due 11/18/2013		$22,300	$22,425

Sensata Technologies BV
4.000% due 05/12/2018		24,688	24,856

Springleaf Financial Funding Co.
5.500% due 05/10/2017		477,950	468,869

SunGard Data Systems, Inc.
3.716% due 02/28/2014		2,499	2,504

Transdigm, Inc.
4.000% due 02/14/2017		11,790	11,882

U.S. Airways Group, Inc.
2.716% due 03/23/2014		26,600	26,121

Valeant Pharmaceuticals International, Inc.
4.250% due 10/02/2019		25,000	25,042

Vodafone Americas Finance
6.250% due 07/24/2016		150,975	156,259
6.875% due 08/17/2015		153,946	159,334

Warner Chilcott Co. LLC
3.216% due 08/21/2017		15,000	14,986

Yell Group PLC
4.459% due 07/31/2014		25,003	6,792

Total Bank Loan Obligations (Cost $1,607,606)			1,598,340

CORPORATE BONDS & NOTES 21.5%
BANKING & FINANCE 17.4%

21st Century Insurance Group
5.900% due 12/15/2013		160	167

Abbey National Treasury Services PLC
2.028% due 04/25/2014		224,900	223,297

ABN AMRO North American Holding Preferred Capital Repackage Trust
6.523% due 11/08/2012 (g)		15,000	14,025

ACE INA Holdings, Inc.
5.875% due 06/15/2014		3,400	3,700

AIG SunAmerica Global Financing
6.900% due 03/15/2032		19,896	26,270

AIG-FP Matched Funding
7.000% due 05/15/2015	EUR	40,000	54,555

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		174,300	179,386

Ally Financial, Inc.
0.000% due 12/01/2012		32,400	32,261
0.000% due 06/15/2015		2,100	1,853
2.618% due 12/01/2014		38,278	37,783
3.638% due 02/11/2014		511,470	517,188
3.779% due 06/20/2014		300,500	308,770
4.500% due 02/11/2014		300,235	307,741
4.625% due 06/26/2015		184,203	189,020
5.250% due 01/15/2014		61	61
5.500% due 02/15/2017		10,000	10,465
5.700% due 10/15/2013		15	15
5.700% due 12/15/2013		312	308
5.750% due 01/15/2014		150	149
5.850% due 05/15/2013		60	60
5.850% due 06/15/2013		109	109
5.900% due 12/15/2013		194	193
5.900% due 01/15/2019		491	479
5.900% due 02/15/2019		474	463
5.900% due 10/15/2019		86	84
6.000% due 11/15/2013		239	240
6.000% due 12/15/2013		111	111
6.000% due 02/15/2019		5,469	5,400
6.000% due 03/15/2019		15,434	15,203

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.000% due 04/15/2019	$3,479	$3,446
6.000% due 09/15/2019	569	559
6.050% due 08/15/2019	1,404	1,387
6.050% due 10/15/2019	1,732	1,704
6.100% due 11/15/2013	124	124
6.100% due 09/15/2019	820	810
6.125% due 10/15/2019	306	300
6.150% due 09/15/2013	50	50
6.150% due 11/15/2013	25	25
6.150% due 12/15/2013	35	35
6.150% due 08/15/2019	2,022	2,016
6.150% due 09/15/2019	785	767
6.150% due 10/15/2019	1,736	1,703
6.200% due 11/15/2013	206	206
6.200% due 03/15/2016	135	133
6.200% due 04/15/2019	2,980	2,957
6.250% due 07/15/2013	230	232
6.250% due 10/15/2013	111	111
6.250% due 11/15/2013	170	170
6.250% due 02/15/2016	280	278
6.250% due 12/15/2018	360	357
6.250% due 01/15/2019	554	544
6.250% due 04/15/2019	2,697	2,657
6.250% due 05/15/2019	1,161	1,147
6.250% due 07/15/2019	1,686	1,675
6.300% due 03/15/2013	20	20
6.300% due 10/15/2013	210	210
6.300% due 11/15/2013	211	210
6.300% due 03/15/2016	1,195	1,178
6.300% due 08/15/2019	542	535
6.350% due 02/15/2016	75	75
6.350% due 04/15/2016	259	258
6.350% due 10/15/2016	60	59
6.350% due 04/15/2019	1,208	1,202
6.350% due 07/15/2019	1,540	1,509
6.375% due 01/15/2014	120	120
6.400% due 03/15/2013	50	50
6.400% due 03/15/2016	50	50
6.400% due 12/15/2018	136	133
6.400% due 11/15/2019	2,414	2,371
6.500% due 02/15/2013	130	130
6.500% due 03/15/2013	117	117
6.500% due 04/15/2013	190	193
6.500% due 05/15/2013	228	228
6.500% due 06/15/2013	20	20
6.500% due 08/15/2013	50	50
6.500% due 11/15/2013	443	441
6.500% due 02/15/2016	46	46
6.500% due 03/15/2016	167	166
6.500% due 09/15/2016	436	429
6.500% due 10/15/2016	798	801
6.500% due 06/15/2018	2,870	2,853
6.500% due 11/15/2018	25	25
6.500% due 12/15/2018	812	807
6.500% due 05/15/2019	1,397	1,382
6.500% due 01/15/2020	42	42
6.550% due 10/15/2016	450	441
6.550% due 12/15/2019	105	104
6.600% due 08/15/2016	5,162	5,138
6.600% due 05/15/2018	100	99
6.600% due 06/15/2019	346	345
6.650% due 02/15/2013	46	46
6.650% due 04/15/2016	119	118
6.650% due 06/15/2018	67	67
6.650% due 10/15/2018	562	559
6.700% due 05/15/2014	55	55
6.700% due 06/15/2014	263	262
6.700% due 08/15/2016	125	124
6.700% due 06/15/2018	2,858	2,843
6.700% due 11/15/2018	154	153
6.700% due 06/15/2019	592	590

See Accompanying Notes	1

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.700% due 12/15/2019	$60	$60
6.750% due 10/15/2012	1,102	1,102
6.750% due 04/15/2013	148	150
6.750% due 06/15/2014	95	95
6.750% due 12/01/2014	271,810	291,288
6.750% due 07/15/2016	236	235
6.750% due 08/15/2016	1,968	1,965
6.750% due 09/15/2016	534	530
6.750% due 11/15/2016	236	232
6.750% due 06/15/2017	23	23
6.750% due 03/15/2018	421	418
6.750% due 07/15/2018	421	420
6.750% due 09/15/2018	286	279
6.750% due 10/15/2018	301	300
6.750% due 11/15/2018	488	482
6.750% due 05/15/2019	2,309	2,293
6.750% due 06/15/2019	751	746
6.800% due 04/15/2013	20	20
6.800% due 09/15/2016	89	89
6.800% due 09/15/2018	310	310
6.800% due 10/15/2018	501	500
6.850% due 04/15/2016	220	219
6.850% due 05/15/2016	60	60
6.850% due 07/15/2016	50	50
6.850% due 05/15/2018	201	199
6.875% due 10/15/2012	987	987
6.875% due 08/15/2016	1,712	1,704
6.875% due 07/15/2018	135	133
6.900% due 06/15/2017	540	539
6.900% due 07/15/2018	1,022	1,021
6.900% due 08/15/2018	310	309
6.950% due 06/15/2017	138	138
7.000% due 10/15/2012	892	892
7.000% due 12/15/2012	856	863
7.000% due 01/15/2013	947	955
7.000% due 08/15/2013	97	97
7.000% due 05/15/2016	269	269
7.000% due 08/15/2016	64	64
7.000% due 11/15/2016	427	421
7.000% due 12/15/2016	235	233
7.000% due 02/15/2017	75	73
7.000% due 06/15/2017	743	735
7.000% due 07/15/2017	789	780
7.000% due 02/15/2018	3,283	3,243
7.000% due 03/15/2018	508	505
7.000% due 05/15/2018	316	312
7.000% due 08/15/2018	187	185
7.000% due 09/15/2018	336	333
7.000% due 02/15/2021	191	186
7.000% due 09/15/2021	386	379
7.000% due 11/15/2024	11,604	11,536
7.050% due 03/15/2018	1,281	1,261
7.050% due 04/15/2018	558	557
7.100% due 01/15/2013	330	329
7.125% due 12/15/2012	304	305
7.125% due 10/15/2017	2,450	2,434
7.150% due 11/15/2012	264	265
7.150% due 06/15/2016	297	295
7.150% due 09/15/2018	353	350
7.150% due 03/15/2025	90	88
7.200% due 10/15/2017	736	734
7.250% due 06/15/2016	375	374
7.250% due 09/15/2017	10,108	10,087
7.250% due 01/15/2018	912	902
7.250% due 04/15/2018	4,778	4,764
7.250% due 08/15/2018	5,497	5,430
7.250% due 09/15/2018	261	259
7.250% due 01/15/2025	2,346	2,315
7.250% due 02/15/2025	297	296
7.250% due 03/15/2025	210	210

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
7.300% due 12/15/2017		$102	$102
7.300% due 01/15/2018		2,684	2,669
7.350% due 04/15/2018		2,123	2,107
7.375% due 11/15/2016		5,102	5,092
7.375% due 04/15/2018		357	352
7.400% due 12/15/2017		2,217	2,200
7.500% due 10/15/2012		145	145
7.500% due 12/31/2013		195,889	207,153
7.500% due 05/15/2016		555	555
7.500% due 11/15/2016		8,653	8,666
7.500% due 08/15/2017		752	751
7.500% due 11/15/2017		1,551	1,545
7.500% due 12/15/2017		2,463	2,461
7.500% due 09/15/2020		261,500	301,052
7.500% due 03/15/2025		50	49
7.550% due 05/15/2016		10	10
7.625% due 11/15/2012		151	151
7.750% due 10/15/2012		123	123
7.750% due 10/15/2017		133	133
8.000% due 10/15/2017		167	167
8.000% due 11/15/2017		144	143
8.000% due 12/31/2018		3,500	3,955
8.000% due 11/01/2031		115	135
8.000% due 11/01/2031 (k)		71,655	82,805
8.125% due 11/15/2017		296	294
8.250% due 03/15/2017		40	40
8.300% due 02/12/2015		342,345	380,003
9.000% due 07/15/2015		276	277
9.000% due 07/15/2020		154	154

American Express Bank FSB
0.528% due 06/12/2017		47,000	45,427
5.500% due 04/16/2013		272,040	279,490
6.000% due 09/13/2017		268,210	325,775

American Express Centurion Bank
5.550% due 10/17/2012		16,500	16,533
6.000% due 09/13/2017		235,900	286,530

American Express Co.
4.875% due 07/15/2013		1,400	1,448
7.000% due 03/19/2018		113,214	143,487
7.250% due 05/20/2014		12,500	13,803

American Express Credit Corp.
1.750% due 06/12/2015		4,000	4,094
5.125% due 08/25/2014		84,500	91,455
5.875% due 05/02/2013		150,510	155,257
7.300% due 08/20/2013		1,015	1,076

American General Capital
8.500% due 07/01/2030		112,200	138,654

American General Institutional Capital
7.570% due 12/01/2045		38,200	42,975
8.125% due 03/15/2046		90,935	107,531

American International Group, Inc.
0.446% due 10/22/2012	JPY	5,000,000	64,052
0.645% due 07/19/2013	EUR	22,050	28,208
2.375% due 08/24/2015		$32,600	32,971
2.750% due 12/21/2016	CHF	23,820	26,587
2.875% due 04/16/2015		87,690	97,760
3.375% due 06/29/2017		23,320	26,537
3.650% due 01/15/2014		$2,800	2,884
3.750% due 11/30/2013		140,100	143,860
4.250% due 05/15/2013		246,666	251,909
4.375% due 04/26/2016	EUR	14,650	20,221
4.500% due 12/20/2017 (p)	HKD	500,000	68,899
4.875% due 06/01/2022		$5,000	5,647
4.900% due 06/02/2014	CAD	81,886	86,688
5.000% due 06/26/2017	EUR	23,250	32,958
5.000% due 04/26/2023	GBP	26,500	45,167

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.050% due 10/01/2015		$201,911	$221,419
5.450% due 05/18/2017		304,810	348,326
5.600% due 10/18/2016		123,771	141,158
5.850% due 01/16/2018		392,242	456,132
6.250% due 05/01/2036		259,540	333,698
6.250% due 03/15/2087		140,521	142,629
6.400% due 12/15/2020		22,700	27,702
6.765% due 11/15/2017	GBP	204,606	380,645
6.797% due 11/15/2017	EUR	64,694	98,634
6.820% due 11/15/2037		$6,700	8,804
7.980% due 06/15/2017	MXN	587,485	44,701
8.000% due 05/22/2068	EUR	132,900	191,738
8.175% due 05/15/2068		$1,051,286	1,291,768
8.250% due 08/15/2018		917,470	1,182,934
8.590% due 09/15/2016	MXN	95,834	7,290
8.625% due 05/22/2068	GBP	144,450	270,579

Amsouth Bank
5.200% due 04/01/2015		$5,000	5,212

ANZ National International Ltd.
6.200% due 07/19/2013		243,850	253,669

ASIF
3.000% due 02/17/2017	EUR	6,983	8,743
5.125% due 01/28/2013	GBP	11,482	18,781

ASIF Global Financing
4.900% due 01/17/2013		$55,793	56,084

ASIF Jersey Ltd.
4.750% due 09/11/2013	EUR	17,479	23,208
12.218% due 04/09/2018		7,126,000	5,361
12.323% due 04/29/2013		13,798,000	9,692

Australia & New Zealand Banking Group Ltd.
1.289% due 05/08/2013		$1,000	1,002
2.125% due 01/10/2014		116,700	118,062
2.400% due 11/23/2016		64,600	67,762

Banco Bilbao Vizcaya Argentaria S.A.
4.375% due 10/20/2019	EUR	3,000	3,267

Banco de Credito e Inversiones
3.000% due 09/13/2017		$25,000	25,031

Banco del Estado de Chile
4.125% due 10/07/2020		38,000	41,428

Banco do Brasil S.A.
3.284% due 07/02/2014		4,700	4,728
4.500% due 01/22/2015		25,200	26,586
4.500% due 01/20/2016	EUR	50,000	68,193
5.875% due 01/19/2023		$46,400	50,228
6.000% due 01/22/2020		11,500	13,656

Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		5,000	5,150

Banco Santander Brasil S.A.
2.485% due 03/18/2014		490,900	483,027
4.250% due 01/14/2016		243,300	249,382
4.500% due 04/06/2015		44,100	45,478
4.625% due 02/13/2017		137,500	142,312

Banco Santander Chile
2.055% due 01/19/2016		174,300	169,507
2.875% due 11/13/2012		71,500	71,650
3.875% due 09/20/2022		45,000	45,264

Bank of America Corp.
0.715% due 10/14/2016		45,000	42,883
0.765% due 08/15/2016		70,800	65,387
0.886% due 05/23/2017	EUR	5,300	6,053
1.867% due 01/30/2014		$41,200	41,509
2.008% due 07/11/2014		13,200	13,339
4.012% due 02/14/2017	AUD	11,000	9,749
4.750% due 08/15/2013		$500	515

2	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.875% due 01/15/2013		$5,310	$5,371
5.650% due 05/01/2018		23,590	26,933
6.000% due 09/01/2017		257,935	298,735
7.375% due 05/15/2014		137,775	150,883
7.625% due 06/01/2019		2,900	3,627
7.800% due 09/15/2016		2,000	2,314

Bank of America N.A.
0.669% due 06/15/2016		121,860	115,003
6.000% due 10/15/2036		36,600	43,155

Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		122,900	137,930

Bank of India
4.750% due 09/30/2015		10,550	11,001

Bank of Montreal
1.300% due 10/31/2014		95,000	96,815
1.950% due 01/30/2018		63,200	66,315
2.850% due 06/09/2015		135,500	144,089

Bank of New York Mellon Corp.
4.500% due 04/01/2013		500	510

Bank of Nova Scotia
1.650% due 10/29/2015		164,300	169,800
1.950% due 01/30/2017		79,300	83,209
2.250% due 01/22/2013		48,000	48,293

Bank of Scotland Capital Funding LP
7.754% due 05/31/2021 (g)	GBP	2,954	4,008

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		$2,000	2,118

Bank One Corp.
4.900% due 04/30/2015		10,000	10,865

Barclays Bank PLC
1.947% due 01/28/2015		27,500	27,313
2.375% due 01/13/2014		25,500	25,924
2.500% due 01/23/2013		28,300	28,478
5.200% due 07/10/2014		4,400	4,699
6.050% due 12/04/2017		111,166	120,182
10.179% due 06/12/2021		496,697	647,993
14.000% due 06/15/2019 (g)	GBP	318,158	645,993

BB&T Corp.
4.750% due 10/01/2012		$145	145

BBVA Bancomer S.A.
4.500% due 03/10/2016		101,500	107,590
6.500% due 03/10/2021		189,100	208,105
6.750% due 09/30/2022		95,000	104,025

Bear Stearns Cos. LLC
0.825% due 11/21/2016		54,706	53,322
6.250% due 12/07/2012	AUD	3,300	3,434
6.400% due 10/02/2017		$271,429	326,781
7.250% due 02/01/2018		44,365	55,437

BFC Finance Corp.
7.375% due 12/01/2017		728	853

BM&FBovespa S.A.
5.500% due 07/16/2020		16,500	18,917

BNP Paribas S.A.
0.860% due 04/08/2013		22,400	22,363
4.730% due 04/12/2016 (g)	EUR	5,000	5,494
5.954% due 07/13/2016 (g)	GBP	14,850	20,023
7.195% due 06/25/2037 (g)		$25,500	24,238

BNY Mellon N.A.
4.750% due 12/15/2014		50	54

Boeing Capital Corp.
5.800% due 01/15/2013		80	81

BPCE S.A.
2.189% due 02/07/2014		76,800	77,383
2.375% due 10/04/2013		59,900	60,198

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.625% due 07/30/2015 (g)	EUR	2,700	$2,600
9.000% due 03/17/2015 (g)		11,700	14,922
9.250% due 04/22/2015 (g)		8,100	10,279
12.500% due 09/30/2019 (g)		$150	170

Canadian Imperial Bank of Commerce
1.500% due 12/12/2014		65,000	66,556

Capital One Bank USA N.A.
8.800% due 07/15/2019		115,000	152,008

Capital One Capital
7.686% due 08/01/2066		5,000	5,094
8.875% due 05/15/2040		53,600	54,812
10.250% due 08/15/2039		30,000	31,050

Capital One Financial Corp.
6.250% due 11/15/2013		193	204
6.750% due 09/15/2017		219,213	268,840
7.375% due 05/23/2014		13,582	14,955

CBA Capital Trust
5.805% due 06/30/2015 (g)		7,500	7,770

Cie de Financement Foncier S.A.
2.125% due 04/22/2013		4,000	4,035

CIT Group, Inc.
4.750% due 02/15/2015		80,600	84,428
5.250% due 04/01/2014		178,500	186,979

Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		17,950	21,084

CitiFinancial, Inc.
6.625% due 06/01/2015		10,000	10,778

Citigroup Global Markets Holdings, Inc.
0.560% due 05/13/2035	EUR	20,000	12,023

Citigroup, Inc.
0.535% due 03/07/2014		$21,000	20,796
0.570% due 02/09/2016	EUR	33,332	40,857
0.678% due 06/09/2016		$87,900	81,309
0.722% due 11/05/2014		1,265	1,246
0.857% due 05/31/2017	EUR	13,600	15,554
1.285% due 02/15/2013		$276,400	276,966
1.906% due 01/13/2014		425,000	428,627
2.135% due 05/15/2018		1,250	1,235
2.438% due 08/13/2013		215,480	218,407
3.625% due 11/30/2017	EUR	1,650	1,920
4.250% due 02/25/2030		60,000	63,480
4.750% due 02/10/2019		25,975	30,859
5.000% due 09/15/2014		$85,435	90,159
5.300% due 10/17/2012		292,268	292,830
5.365% due 03/06/2036 (p)	CAD	1,100	1,002
5.500% due 04/11/2013		$778,970	798,150
5.850% due 07/02/2013		77,279	80,090
5.875% due 07/01/2024	GBP	10,150	17,503
6.000% due 12/13/2013		$9,508	10,087
6.000% due 08/15/2017		1,383	1,613
6.010% due 01/15/2015		33,218	36,424
6.125% due 05/15/2018		2,256	2,674
6.375% due 08/12/2014		16,784	18,274
6.393% due 03/06/2023	EUR	70,100	91,059
6.500% due 08/19/2013		$256,804	269,625
8.125% due 07/15/2039		98,849	147,430
8.500% due 05/22/2019		28,809	38,157

Commonwealth Bank of Australia
0.669% due 09/17/2014		3,000	3,013
1.185% due 09/18/2015		22,300	22,305

Corp. Andina de Fomento
8.125% due 06/04/2019		1,740	2,258

Countrywide Financial Corp.
6.250% due 05/15/2016		44,755	48,849

Credit Agricole Home Loan SFH
1.203% due 07/21/2014		12,600	12,482

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Credit Agricole S.A.
3.000% due 10/01/2017 (c)		$50,000	$49,903
5.136% due 02/24/2016 (g)	GBP	11,350	13,331
8.375% due 10/13/2019 (g)		$1,600	1,564

Credit Suisse
2.200% due 01/14/2014		141,400	143,805
5.000% due 05/15/2013		231,900	238,133

Credit Suisse USA, Inc.
5.500% due 08/15/2013		275	286

Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (g)		10,100	11,308

Danske Bank A/S
1.505% due 04/14/2014		12,600	12,472
5.684% due 02/15/2017 (g)	GBP	17,100	23,539

Deutsche Bank AG
0.933% due 09/22/2015	EUR	3,200	3,903
4.875% due 05/20/2013		$276,385	283,858

Dexia Credit Local S.A.
0.814% due 03/05/2013		286,500	284,484
0.927% due 04/29/2014		885,740	860,781
2.000% due 03/05/2013		195,965	196,383
2.750% due 01/10/2014		258,970	261,318
2.750% due 04/29/2014		316,150	321,041

DNB Bank ASA
3.200% due 04/03/2017		43,500	45,489

DNB Boligkreditt A/S
2.500% due 10/18/2017	EUR	3,800	5,208
4.125% due 02/01/2013		3,200	4,164

Dragon LLC
1.972% due 03/12/2024		$19,623	20,091

Eksportfinans ASA
0.660% due 10/07/2013		17,750	17,165
0.661% due 04/05/2013		37,990	37,398
0.890% due 06/16/2015	JPY	2,100,000	24,436
0.908% due 03/09/2015		$5,000	4,595
1.600% due 03/20/2014	JPY	319,000	4,029
1.875% due 04/02/2013		$34,442	34,274
2.000% due 09/15/2015		22,265	20,832
2.375% due 06/26/2013	CHF	1,000	1,066
2.375% due 05/25/2016		$28,600	26,482
2.875% due 11/16/2016	CHF	1,100	1,157
3.000% due 11/17/2014		$48,614	47,791
4.750% due 06/11/2013	EUR	12,600	16,538
5.500% due 05/25/2016		$15,825	16,157
5.500% due 06/26/2017		12,325	12,587

Export Credit Bank of Turkey
5.875% due 04/24/2019		27,400	30,222

Export-Import Bank of Korea
2.176% due 03/21/2015		184,600	184,256
4.000% due 01/29/2021		66,500	72,801
4.125% due 09/09/2015		27,200	29,429
5.125% due 06/29/2020		116,061	136,315
5.750% due 05/22/2013	EUR	1,800	2,388
5.875% due 01/14/2015		$30,960	34,163
8.125% due 01/21/2014		44,200	48,224

FCE Bank PLC
7.125% due 01/15/2013	EUR	320,000	418,110

FIA Card Services N.A.
7.125% due 11/15/2012		$12,845	12,942

Fifth Third Bancorp
6.250% due 05/01/2013		100,180	103,437

FleetBoston Financial Corp.
6.700% due 07/15/2028		1,200	1,315

FNBC Pass-Through Trust
8.080% due 01/05/2018		164	182

See Accompanying Notes	3

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Ford Motor Credit Co. LLC
2.750% due 05/15/2015		$23,600	$24,083
3.875% due 01/15/2015		100,000	104,567
3.984% due 06/15/2016		4,900	5,170
4.207% due 04/15/2016		4,050	4,296
5.625% due 09/15/2015		15,400	16,872
5.875% due 08/02/2021		159,900	181,259
6.625% due 08/15/2017		49,000	56,908
7.000% due 10/01/2013		109,014	115,505
7.000% due 04/15/2015		136,091	152,762
8.000% due 06/01/2014		280,763	310,205
8.000% due 12/15/2016		212,219	254,243
8.125% due 01/15/2020		35,000	44,112
8.700% due 10/01/2014		155,945	177,425
12.000% due 05/15/2015		123,450	154,004

Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	21,882	29,582

GE Capital European Funding
0.566% due 05/17/2021		5,000	5,860

GE Capital UK Funding
0.781% due 03/20/2017	GBP	79,650	121,256
6.000% due 04/11/2013		84	139

General Electric Capital Corp.
0.379% due 09/20/2013		$25,000	24,979
0.509% due 03/20/2014		200	200
0.509% due 06/20/2014		38,000	37,154
0.519% due 12/20/2013		5,000	4,925
0.529% due 12/28/2018		22,100	19,107
0.549% due 03/20/2017		7,000	6,745
0.650% due 10/06/2015		13,500	13,306
0.822% due 05/05/2026		19,950	16,935
3.800% due 06/18/2019		49,450	52,289
4.625% due 09/15/2066	EUR	10,200	12,190
5.500% due 09/15/2067		175,250	221,714
5.875% due 01/14/2038		$249,612	298,845
6.375% due 11/15/2067		246,200	260,406
6.500% due 09/15/2067	GBP	4,500	7,190
7.125% due 06/15/2022 (g)		$17,200	19,243

General Electric Capital Services, Inc.
7.500% due 08/21/2035		46,700	64,149

Genworth Life Institutional Funding Trust
5.875% due 05/03/2013		40,440	41,260

Glen Meadow Pass-Through Trust
6.505% due 02/12/2067		22,700	19,153

GMAC International Finance BV
7.500% due 04/21/2015	EUR	79,120	109,934

Golden West Financial Corp.
4.750% due 10/01/2012		$7,400	7,400

Goldman Sachs Capital
4.000% due 06/01/2043		15,200	11,467
6.345% due 02/15/2034		3,000	3,026

Goldman Sachs Group, Inc.
0.668% due 05/23/2016	EUR	122,200	147,841
0.689% due 05/18/2015		20,240	25,210
0.760% due 03/29/2017		$35,000	30,249
0.772% due 01/30/2017	EUR	48,100	57,447
0.823% due 03/22/2016		$46,425	44,658
0.853% due 07/22/2015		21,726	21,042
0.860% due 08/12/2015 (p)	EUR	50,000	60,045
0.958% due 01/12/2015		$21,580	21,184
1.439% due 02/07/2014		136,655	136,631
1.447% due 07/29/2013		1,200	1,204
3.300% due 05/03/2015		36,400	37,900
4.750% due 07/15/2013		500	516
4.750% due 01/28/2014	EUR	1,800	2,415
5.250% due 07/27/2021		$146,535	161,868
5.950% due 01/18/2018		261,278	303,828

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.950% due 01/15/2027		$2,690	$2,825
6.000% due 05/01/2014		3,390	3,641
6.150% due 04/01/2018		291,605	340,840
6.250% due 09/01/2017		235,050	275,875
6.750% due 10/01/2037		322,624	347,042
7.500% due 02/15/2019		27,253	33,848

Grupo Aval Ltd.
4.750% due 09/26/2022		25,000	24,687

GSPA Monetization Trust
6.422% due 10/09/2029		22,032	21,283
HBOS Capital Funding LP
6.071% due 06/30/2014 (g)		30,450	23,827
6.461% due 11/30/2018 (g)	GBP	13,800	16,936

HBOS PLC
0.897% due 03/29/2016	EUR	14,953	16,256
1.062% due 09/30/2016		$3,000	2,551
1.083% due 09/01/2016	EUR	1,231	1,325
6.750% due 05/21/2018		$274,166	279,649

HCP, Inc.
2.700% due 02/01/2014		14,000	14,299
5.625% due 02/28/2013		3,225	3,287
5.650% due 12/15/2013		2,530	2,671
6.000% due 01/30/2017		1,700	1,959
6.300% due 09/15/2016		13,000	14,909
6.700% due 01/30/2018		27,900	33,504

Health Care REIT, Inc.
5.875% due 05/15/2015		5,000	5,551

HSBC Bank Capital Funding Sterling LP
5.862% due 04/07/2020 (g)	GBP	15,886	24,557

HSBC Bank PLC
2.000% due 01/19/2014		$148,800	150,283

HSBC Capital Funding LP
10.176% due 06/30/2030 (g)		38,160	52,279

HSBC Finance Corp.
0.705% due 01/15/2014		5,000	4,970
0.848% due 06/01/2016		27,000	25,822
0.900% due 04/05/2013	EUR	71,900	92,404
6.375% due 11/27/2012		$2,500	2,522

HSBC Finance Corp. CPI Linked Bond
3.530% due 01/10/2014		264	271
3.610% due 11/10/2013		229	231
3.660% due 10/10/2013		100	102
3.790% due 11/10/2013		550	564
4.240% due 09/15/2013		1,115	1,139

HSBC Holdings PLC
6.500% due 05/02/2036		140,100	164,827

HSBC USA, Inc.
2.375% due 02/13/2015		75,300	77,561

ILFC E-Capital Trust
4.520% due 12/21/2065		32,706	22,404
6.250% due 12/21/2065		36,420	28,954

Industrial Bank of Korea
1.375% due 10/05/2015 (c)		40,000	39,894

ING Bank NV
1.439% due 03/15/2013		284,700	285,662
1.808% due 06/09/2014		204,600	205,404
2.000% due 10/18/2013		91,600	92,530
2.500% due 01/14/2016 (k)		92,700	96,156
2.650% due 01/14/2013		13,260	13,336
3.375% due 03/03/2014	EUR	33,880	45,483
3.750% due 03/07/2017		$10,000	10,550
3.900% due 03/19/2014		2,600	2,725

International Lease Finance Corp.
5.250% due 01/10/2013		15,000	15,206
5.625% due 09/20/2013		59,718	61,808

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.650% due 06/01/2014		$10,000	$10,526
5.750% due 05/15/2016		100	107
5.875% due 05/01/2013		72,540	74,535
6.375% due 03/25/2013		105,109	107,605
6.500% due 09/01/2014		193,150	208,602
6.625% due 11/15/2013		95,389	100,158
6.750% due 09/01/2016		168,260	189,923
7.125% due 09/01/2018		26,358	30,839

Intesa Sanpaolo SpA
2.831% due 02/24/2014		366,800	361,454
3.625% due 08/12/2015		6,000	5,884
6.500% due 02/24/2021		43,000	42,077

IPIC GMTN Ltd.
3.125% due 11/15/2015		7,000	7,294
3.750% due 03/01/2017		10,000	10,570
4.875% due 05/14/2016	EUR	1,400	1,986
5.000% due 11/15/2020		$65,100	71,447

iStar Financial, Inc.
5.950% due 10/15/2013		10,000	10,100

Itau Unibanco Holding S.A.
5.650% due 03/19/2022		25,000	26,250
6.200% due 04/15/2020		12,100	13,189

John Deere Capital Corp.
4.950% due 12/17/2012		85	86
5.100% due 01/15/2013		75	76

JPMorgan Chase & Co.
0.475% due 09/26/2013	EUR	16,475	21,201
0.595% due 11/01/2012		$3,500	3,501
1.112% due 09/30/2013		300	302
1.139% due 05/02/2014		74,200	74,758
3.150% due 07/05/2016		50,291	53,249
4.400% due 07/22/2020		11,000	12,129
4.650% due 06/01/2014		7,900	8,378
5.750% due 01/02/2013		40,425	40,954
6.000% due 01/15/2018		165,580	197,689
6.300% due 04/23/2019		65,360	80,473
7.900% due 04/30/2018 (g)		46,940	53,503

JPMorgan Chase Bank N.A.
0.729% due 06/13/2016		73,765	71,158
0.877% due 05/31/2017	EUR	5,100	6,243
6.000% due 10/01/2017		$318,400	377,284

JPMorgan Chase Capital
1.312% due 09/30/2034		750	576

KeyBank N.A.
7.413% due 10/15/2027		71,850	79,748

KeyCorp 6.500% due
05/14/2013		100,000	103,564

KFW
4.000% due 01/27/2020		138,940	162,366
4.125% due 10/15/2014		245	264

Kimco Realty Corp.
5.700% due 05/01/2017		2,000	2,301

Korea Development Bank
0.714% due 11/23/2012		9,900	9,889
3.250% due 03/09/2016		9,800	10,334
3.500% due 08/22/2017		14,000	15,104
4.000% due 09/09/2016		20,000	21,800
4.375% due 08/10/2015		8,000	8,686
8.000% due 01/23/2014		41,900	45,663

Korea Exchange Bank
3.125% due 06/26/2017		28,100	29,272

Korea Finance Corp.
2.250% due 08/07/2017		50,000	50,683
3.250% due 09/20/2016		21,600	22,895

Landwirtschaftliche Rentenbank
4.875% due 11/16/2015		175	198

4	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

LBG Capital PLC
6.385% due 05/12/2020	EUR	7,249	$8,570
6.439% due 05/23/2020		4,000	4,695
7.375% due 03/12/2020		1,015	1,210
7.588% due 05/12/2020	GBP	61,600	96,826
7.625% due 12/09/2019		15,620	24,287
7.625% due 10/14/2020	EUR	12,005	14,521
7.867% due 12/17/2019	GBP	24,967	39,511
7.869% due 08/25/2020		60,900	96,317
7.875% due 11/01/2020		$85,387	86,241
8.000% due 06/15/2020 (g)		65,870	63,524
8.500% due 12/17/2021 (g)		55,300	51,429
8.875% due 02/07/2020	EUR	6,000	7,746
9.125% due 07/15/2020	GBP	10,333	16,881
9.334% due 02/07/2020		42,028	69,801
9.875% due 02/10/2023		4,700	7,529
11.040% due 03/19/2020		22,553	39,851
15.000% due 12/21/2019 (k)		9,100	19,177
15.000% due 12/21/2019	EUR	4,800	8,034

LeasePlan Corp. NV
3.250% due 05/22/2014		13,514	18,226

Lehman Brothers Holdings, Inc.
4.850% due 09/03/2013 ^(p)	CAD	15,770	3,774

Lloyds TSB Bank PLC
5.625% due 03/05/2018	EUR	2,200	2,686
12.000% due 12/16/2024 (g)		$1,200,372	1,348,405

Loews Corp.
5.250% due 03/15/2016		37,500	42,302

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		15,107	16,919
9.250% due 04/15/2019		16,500	22,732

MBNA Corp.
6.125% due 03/01/2013		20,100	20,542

Mercantile Bankshares Corp.
4.625% due 04/15/2013		3,390	3,456

Merrill Lynch & Co., Inc.
0.590% due 05/30/2014	EUR	85,400	107,997
0.595% due 08/25/2014		2,000	2,520
0.675% due 01/31/2014		62,600	79,505
0.908% due 07/22/2014		52,490	66,421
0.915% due 01/15/2015		$40,900	39,617
0.993% due 05/02/2017		1,100	996
1.149% due 09/15/2026		200	148
4.625% due 09/14/2018	EUR	2,000	2,574
4.875% due 05/30/2014		4,400	5,957
5.450% due 02/05/2013		$42,929	43,589
5.571% due 10/04/2012		59,500	59,513
6.150% due 04/25/2013		73,725	75,917
6.400% due 08/28/2017		316,429	368,595
6.500% due 07/15/2018		32,350	38,240
6.875% due 04/25/2018		794,545	953,307
6.875% due 11/15/2018		29,531	35,712
7.750% due 04/30/2018	GBP	3,850	7,480
8.680% due 05/02/2017		$395	463

MetLife Capital Trust
7.875% due 12/15/2067		1,900	2,252
9.250% due 04/08/2068		1,700	2,253

MetLife, Inc.
5.375% due 12/15/2012		255	258
6.400% due 12/15/2066		45,810	48,336

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Metropolitan Life Global Funding
5.125% due 04/10/2013		$42,400	$43,427
5.250% due 01/09/2014	GBP	150	255

Monumental Global Funding Ltd.
5.500% due 04/22/2013		$56,900	58,156

Morgan Stanley
0.593% due 11/29/2013	EUR	31,600	40,254
0.760% due 01/09/2014		$61,850	61,041
0.905% due 10/18/2016		450	419
0.917% due 01/16/2017	EUR	49,400	57,598
0.935% due 10/15/2015		$52,420	49,984
1.427% due 04/29/2013		37,200	37,247
2.052% due 01/24/2014		358,900	360,218
2.937% due 05/14/2013		314,050	317,193
3.927% due 03/01/2013	AUD	1,200	1,241
4.100% due 01/26/2015		$145,000	150,237
5.450% due 01/09/2017		200	218
5.950% due 12/28/2017		122,600	137,898
6.000% due 05/13/2014		1,480	1,569
6.625% due 04/01/2018		34,900	40,154

Murray Street Investment Trust
4.647% due 03/09/2017		55,300	59,457

National Australia Bank Ltd.
1.398% due 07/25/2014		116,100	117,413
1.600% due 08/07/2015		14,800	14,959
5.350% due 06/12/2013		186,630	192,670

National Bank of Canada
1.500% due 06/26/2015		25,000	25,381
2.200% due 10/19/2016		267,100	282,787

National City Bank
4.625% due 05/01/2013		8,430	8,621

Nationwide Building Society
4.650% due 02/25/2015		78,700	83,299
6.250% due 02/25/2020		1,500	1,724

Nationwide Life Global Funding
5.450% due 10/02/2012		12,400	12,400

New England Mutual Life Insurance Co.
7.875% due 02/15/2024		3,600	4,802

New York Life Global Funding
4.650% due 05/09/2013		17,100	17,540

NIBC Bank NV
3.500% due 04/07/2014	EUR	18,140	24,449

NiSource Finance Corp.
5.210% due 11/28/2012		$15,000	15,084

Nordea Bank AB
2.125% due 01/14/2014		70,900	71,713
2.250% due 03/20/2015		13,900	14,160

Nordea Eiendomskreditt A/S
0.880% due 04/07/2014		2,000	1,999

Northern Rock Asset Management PLC
5.625% due 06/22/2017		22,700	25,724

Northern Trust Co.
4.600% due 02/01/2013		65	66

OMX Timber Finance Investments LLC
5.420% due 01/29/2020		91,600	100,918

Pacific Life Funding LLC
0.805% due 02/05/2021	EUR	4,500	5,063

Pacific Life Global Funding
5.150% due 04/15/2013		$15,700	16,093

Pacific Life Insurance Co.
9.250% due 06/15/2039		158,005	210,139

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Pacific LifeCorp
6.000% due 02/10/2020		$77,100	$85,905

PNC Preferred Funding Trust
8.700% due 03/15/2013 (g)		13,600	13,846

Pricoa Global Funding
0.564% due 09/27/2013		2,300	2,293
5.300% due 09/27/2013		21,000	21,911

Principal Financial Global Funding LLC
2.375% due 01/24/2013	CHF	5,000	5,365

Principal Life Income Funding Trusts
5.300% due 04/24/2013		$155,300	159,575

Prudential Financial, Inc. CPI Linked Bond
3.610% due 06/10/2013		20,000	20,129

Prudential Holdings LLC
1.260% due 12/18/2017		5,980	5,749
8.695% due 12/18/2023		4,205	5,307

Prudential Insurance Co. of America
8.100% due 07/15/2015		2,245	2,566

Qatari Diar Finance QSC
5.000% due 07/21/2020		21,300	24,442

QNB Finance Ltd.
3.125% due 11/16/2015		7,800	8,124
3.375% due 02/22/2017		20,000	21,050

Rabobank Group
3.375% due 01/19/2017		17,500	18,597
4.750% due 01/15/2020		2,200	2,478
6.875% due 03/19/2020	EUR	13,200	17,896
11.000% due 06/30/2019 (g)		$335,027	442,647

RBS Capital Trust
4.709% due 07/01/2013 (g)		1,690	1,065

RCI Banque S.A.
2.328% due 04/11/2014		7,800	7,644

Regions Financial Corp.
7.750% due 11/10/2014		60,470	67,424

Reinsurance Group of America, Inc.
5.000% due 06/01/2021		40,000	42,723

Resona Bank Ltd.
5.850% due 04/15/2016 (g)		22,050	23,638

Royal Bank of Canada
3.770% due 03/30/2018	CAD	6,300	6,928

Royal Bank of Scotland Group PLC
1.102% due 09/29/2015		$82,000	73,820
1.108% due 03/09/2015		41,300	37,754
1.158% due 04/11/2016		20,576	17,646
1.235% due 10/14/2016		32,500	27,641
2.014% due 03/30/2015 (p)	CAD	35,000	30,158
2.854% due 08/23/2013		$10,400	10,525
3.600% due 05/26/2017	EUR	500	665
4.440% due 10/27/2014	AUD	5,000	4,780
5.000% due 11/12/2013		$30,024	30,934
5.000% due 10/01/2014		3,046	3,139
6.200% due 03/22/2022 (g)	GBP	15,000	16,350
6.934% due 04/09/2018	EUR	16,000	20,996
6.990% due 10/05/2017 (g)		$500	455
7.640% due 09/29/2017 (g)		59,600	49,319
7.648% due 09/30/2031 (g)		51,390	50,362

See Accompanying Notes	5

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Royal Bank of Scotland NV
1.935% due 10/26/2015	EUR	5,000	$5,480

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		$40,000	44,089
7.175% due 05/16/2013		1,300	1,343

SAFG Retirement Services, Inc.
8.125% due 04/28/2023		3,225	4,051

Santander Issuances S.A.U.
5.911% due 06/20/2016		21,440	21,226

Santander U.S. Debt S.A.U.
2.485% due 01/18/2013		15,000	14,926
2.991% due 10/07/2013		79,100	78,994
3.724% due 01/20/2015		17,500	17,380

Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		18,200	19,201
6.125% due 02/07/2022		2,700	2,990

Scotland International Finance BV
4.250% due 05/23/2013		9,382	9,438

Shinhan Bank
4.125% due 10/04/2016		25,000	27,026

SLM Corp.
0.582% due 06/17/2013	EUR	15,500	19,621
0.751% due 01/27/2014		$109,618	106,487
3.875% due 09/10/2015		5,000	5,156
4.800% due 02/13/2014 (p)	HKD	74,000	9,699
4.875% due 12/17/2012	GBP	23,200	37,650
5.000% due 10/01/2013		$111,135	115,719
5.000% due 04/15/2015		9,858	10,462
5.050% due 11/14/2014		22,400	23,755
5.140% due 06/15/2016		80,000	79,799
5.375% due 01/15/2013		92,625	94,031
5.375% due 05/15/2014		58,467	61,801
5.625% due 08/01/2033		6,000	5,694
6.200% due 06/15/2024		10	9
6.250% due 01/25/2016		11,700	12,753
8.000% due 03/25/2020		38,550	44,718
8.450% due 06/15/2018		187,950	221,121
8.780% due 09/15/2016	MXN	150,000	11,114

SLM Corp. CPI Linked Bond
3.789% due 11/21/2013		$3,670	3,744
3.812% due 01/31/2014		13,400	13,353
3.814% due 09/15/2015		10,000	9,719
3.842% due 01/01/2014		7,701	7,765
3.992% due 11/01/2013		36,546	36,755

SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (g)		7,700	9,683

Societe Generale S.A.
5.922% due 04/05/2017 (g)		4,900	3,973
7.756% due 05/22/2013 (g)	EUR	2,700	3,062
9.375% due 09/04/2019 (g)		18,700	24,811

Sovereign Bank
8.750% due 05/30/2018		$10,000	11,541

Sparebank Boligkreditt A/S
1.250% due 10/25/2014		13,600	13,693

Springleaf Finance Corp.
3.250% due 01/16/2013	EUR	78,555	100,190
4.125% due 11/29/2013		87,400	109,393
5.375% due 10/01/2012		$172,913	172,913

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.400% due 12/01/2015		$40,159	$36,268
5.500% due 12/15/2012		1,000	991
5.850% due 06/01/2013		44,117	44,117
6.500% due 09/15/2017		16,000	13,600
6.900% due 12/15/2017		176,100	150,565

SSIF Nevada LP
1.155% due 04/14/2014		27,500	27,635

State Bank of India
4.500% due 10/23/2014		600	622
4.500% due 07/27/2015		194,900	202,941

State Street Capital Trust
1.389% due 06/01/2077		100	74

Stone Street Trust
5.902% due 12/15/2015		5,200	5,472

Sumitomo Mitsui Banking Corp.
1.950% due 01/14/2014		51,300	52,010

SunAmerica Financial Group, Inc.
6.625% due 02/15/2029		56,950	72,227
7.500% due 07/15/2025		16,945	20,779

Svensk Exportkredit AB
5.125% due 03/01/2017		75	88

Swedbank AB
3.125% due 03/04/2013	EUR	350	455

Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		$24,700	26,829

Tagua Leasing LLC
1.900% due 07/12/2024		31,800	32,433

Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		23,100	31,872

Temasek Financial Ltd.
2.375% due 01/23/2023		25,000	25,104
4.300% due 10/25/2019		159,100	181,613

Toll Road Investors Partnership LP
0.000% due 02/15/2045		769	118

Toyota Motor Credit Corp. CPI Linked Bond
2.460% due 09/10/2013		2,600	2,629

Travelers Property Casualty Corp.
5.000% due 03/15/2013		70	71

Turkiye Garanti Bankasi A/S
2.955% due 04/20/2016		89,000	85,440

U.S. Bank N.A.
0.817% due 02/28/2017	EUR	10,950	13,983

UBS AG
1.447% due 01/28/2014		$66,400	66,691
2.250% due 08/12/2013		36,200	36,678
5.750% due 04/25/2018		231,975	273,764
5.875% due 12/20/2017		191,975	227,561

UFJ Finance Aruba AEC
6.750% due 07/15/2013		3,700	3,872

USB Capital
3.500% due 10/29/2012 (g)		100	86

VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		15,800	17,045

Wachovia Bank N.A.
0.822% due 11/03/2014		88,312	87,603
4.010% due 05/25/2017	AUD	1,100	1,020
6.000% due 11/15/2017		$600	725

Wachovia Capital Trust
5.570% due 10/29/2012 (g)		121,615	120,703

Wachovia Corp.
0.635% due 08/01/2013		15,650	15,665
0.787% due 10/28/2015		5,500	5,396

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.875% due 02/15/2014		$21,280	$22,426
5.250% due 08/01/2014		2,900	3,119
5.500% due 05/01/2013		197,704	203,570
5.625% due 10/15/2016		65,300	75,742
5.750% due 02/01/2018		156,310	189,024

Waha Aerospace BV
3.925% due 07/28/2020		4,720	5,086

WEA Finance LLC
6.750% due 09/02/2019		5	6

Wells Fargo & Co.
1.500% due 07/01/2015		21,380	21,754
3.850% due 05/15/2013	AUD	34,500	35,648
4.375% due 01/31/2013		$9,400	9,526
5.250% due 10/23/2012		14,180	14,221
7.980% due 03/15/2018 (g)		399,831	460,805

Wells Fargo Bank N.A.
0.647% due 05/16/2016		1,500	1,460

Westpac Banking Corp.
2.250% due 11/19/2012		107,300	107,570
2.450% due 11/28/2016		100,000	105,115
3.585% due 08/14/2014		17,700	18,623

Weyerhaeuser Co.
7.125% due 07/15/2023		7,000	8,171
7.375% due 10/01/2019		31,500	39,150
7.375% due 03/15/2032		58,514	69,688
8.500% due 01/15/2025		5,245	6,920

WR Berkley Corp.
5.375% due 09/15/2020		12,000	13,235

XL Group PLC
5.250% due 09/15/2014		5,500	5,877

Zurich Insurance Co. Ltd. Via Cloverie PLC
12.000% due 07/15/2014 (g)	EUR	19,000	27,352

			48,474,624

INDUSTRIALS 2.7%

Aetna, Inc.
6.000% due 06/15/2016		$15,000	17,585

Altria Group, Inc.
8.500% due 11/10/2013		24,805	26,926
9.250% due 08/06/2019		30,793	43,790
9.700% due 11/10/2018		30,056	43,113

America Movil S.A.B. de C.V.
5.000% due 03/30/2020		54,900	64,564

America West Airlines Pass-Through Trust
6.870% due 07/02/2018		987	997

American Airlines Pass-Through Trust
10.375% due 01/02/2021		11,688	12,682

American Airlines, Inc.
10.500% due 10/15/2012 ^		19,300	21,375

Amgen, Inc.
1.875% due 11/15/2014		56,000	57,522
5.700% due 02/01/2019		28,126	33,310

Anheuser-Busch InBev Worldwide, Inc.
0.998% due 01/27/2014		87,600	88,250

Apache Corp.
6.000% due 09/15/2013		30	32

Arrow Electronics, Inc.
6.000% due 04/01/2020		15,000	16,969

AutoZone, Inc.
5.500% due 11/15/2015		10,050	11,390
5.875% due 10/15/2012		4,800	4,809
6.500% due 01/15/2014		40,000	42,792
7.125% due 08/01/2018		30,000	37,513

6	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Aviation Capital Group Corp.
6.750% due 04/06/2021	$5,727	$5,847

Avnet, Inc.
6.625% due 09/15/2016	1,550	1,764

BAA Funding Ltd.
2.500% due 06/25/2017	22,000	22,459

Beam, Inc.
5.375% due 01/15/2016	6,093	6,941

Berry Petroleum Co.
10.250% due 06/01/2014	310	348

Berry Plastics Corp.
5.205% due 02/15/2015	1,100	1,103

BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	220	225

Boston Scientific Corp.
5.125% due 01/12/2017	21,805	24,457
5.450% due 06/15/2014	2,000	2,143
6.400% due 06/15/2016	2,000	2,318

Braskem Finance Ltd.
5.750% due 04/15/2021	74,600	79,449
7.250% due 06/05/2018	9,500	11,068

Burlington Northern Santa Fe LLC
3.600% due 09/01/2020	13,000	14,129
7.290% due 06/01/2036	55	77

Cardinal Health, Inc.
5.800% due 10/15/2016	23,000	26,923
6.000% due 06/15/2017	35,000	40,513

Case New Holland, Inc.
7.750% due 09/01/2013	1,706	1,793

Caterpillar, Inc.
0.605% due 05/21/2013	48,800	48,890

CC Holdings GS LLC
7.750% due 05/01/2017	1,500	1,609

Cellco Partnership
8.500% due 11/15/2018	340	477

Cenovus Energy, Inc.
4.500% due 09/15/2014	2,300	2,468

Centex Corp.
5.250% due 06/15/2015	4,500	4,815
5.700% due 05/15/2014	45,700	48,213
6.500% due 05/01/2016	2,500	2,813

Cie Generale de Geophysique - Veritas
7.750% due 05/15/2017	2,000	2,081

CITIC Resources Finance Ltd.
6.750% due 05/15/2014	17,900	18,885

CityCenter Holdings LLC
7.625% due 01/15/2016	19,900	21,343

CoBank ACB
7.875% due 04/16/2018	4,900	6,142

Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	250	294

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	36,902	38,218

Comcast Cable Communications LLC
7.125% due 06/15/2013	400	419

Commercial Metals Co.
6.500% due 07/15/2017	2,400	2,532

Computer Sciences Corp.
5.000% due 02/15/2013	5,000	5,082
5.500% due 03/15/2013	2,000	2,045
6.500% due 03/15/2018	31,745	36,839

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Con-way, Inc.
7.250% due 01/15/2018	$22,400	$26,262

Continental Airlines Pass-Through Trust
6.820% due 11/01/2019	4,878	5,195
7.707% due 10/02/2022	2,466	2,756
9.000% due 01/08/2018	11,790	13,617

Continental Airlines, Inc.
6.750% due 09/15/2015	35,200	37,092
6.920% due 04/02/2013 (p)	886	894

Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020	11,000	11,440

Corp. Nacional del Cobre de Chile
3.000% due 07/17/2022	25,000	25,265
6.150% due 10/24/2036	100	129

Coventry Health Care, Inc.
6.125% due 01/15/2015	7,500	8,255

COX Communications, Inc.
4.625% due 06/01/2013	6,000	6,167
7.125% due 10/01/2012	19,572	19,572

CRH America, Inc.
8.125% due 07/15/2018	10,000	12,178

CSN Islands Corp.
6.875% due 09/21/2019	25,800	28,896

CSN Resources S.A.
6.500% due 07/21/2020	28,700	31,068

CSX Corp.
5.600% due 05/01/2017	21,200	24,968
6.250% due 03/15/2018	5,852	7,187

CVS Pass-Through Trust
6.036% due 12/10/2028	25	30
6.943% due 01/10/2030	18,415	22,493
7.507% due 01/10/2032	88,927	114,394

Cytec Industries, Inc.
4.600% due 07/01/2013	2,000	2,039
6.000% due 10/01/2015	5,300	5,795
8.950% due 07/01/2017	7,000	8,660

D.R. Horton, Inc.
5.250% due 02/15/2015	10,000	10,575
5.625% due 09/15/2014	3,000	3,176
5.625% due 01/15/2016	13,700	14,865
6.125% due 01/15/2014	5,000	5,275
6.500% due 04/15/2016	6,000	6,705

Daimler Finance North America LLC
1.599% due 09/13/2013	87,700	88,335
6.500% due 11/15/2013	37,700	40,145

Darden Restaurants, Inc.
6.200% due 10/15/2017	14,000	16,340

Dell, Inc.
4.700% due 04/15/2013	116,200	118,852

Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020	18,745	20,479
7.750% due 06/17/2021	4,118	4,705

Deluxe Corp.
5.125% due 10/01/2014	6,200	6,533

Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015	5,537	5,551

Deutsche Telekom International Finance BV
5.250% due 07/22/2013	10,500	10,888
6.750% due 08/20/2018	22,190	27,895

Diageo Capital PLC
5.200% due 01/30/2013	60	61

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

DISH DBS Corp.
6.625% due 10/01/2014	$25,100	$27,296
7.000% due 10/01/2013	24,450	25,734
7.125% due 02/01/2016	26,550	29,470
7.750% due 05/31/2015	17,950	20,284

Dolphin Energy Ltd.
5.500% due 12/15/2021	26,000	30,134

Domtar Corp.
9.500% due 08/01/2016	30,670	37,045

Dow Chemical Co.
6.000% due 10/01/2012	6,240	6,240
6.850% due 08/15/2013	500	525
7.600% due 05/15/2014	1,750	1,934

Eaton Vance Corp.
6.500% due 10/02/2017	21,100	25,514

Ecopetrol S.A.
7.625% due 07/23/2019	79,515	102,177

El Paso LLC
7.250% due 06/01/2018	200	231
7.800% due 08/01/2031	1,000	1,168
8.050% due 10/15/2030	1,100	1,304

El Paso Natural Gas Co.
5.950% due 04/15/2017	3,295	3,810

Emerson Electric Co.
4.500% due 05/01/2013	95	97

Energy Transfer Partners LP
6.000% due 07/01/2013	1,435	1,486

ENN Energy Holdings Ltd.
6.000% due 05/13/2021 (k)	38,600	43,400

Enterprise Products Operating LLC
8.375% due 08/01/2066	2,000	2,257

ERAC USA Finance LLC
5.800% due 10/15/2012	10,000	10,016
6.375% due 10/15/2017	1,900	2,273

FMC Corp.
5.200% due 12/15/2019	15,000	17,270

Foster’s Finance Corp.
4.875% due 10/01/2014	6,300	6,786

Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015	1,600	1,852

Gap, Inc.
5.950% due 04/12/2021	42,272	47,177

GATX Corp.
4.750% due 10/01/2012	25,000	25,000

General Mills, Inc.
5.250% due 08/15/2013	15,000	15,626

General Motors Co.
1.000% due 05/07/2024	20,000	0

Georgia-Pacific LLC
7.700% due 06/15/2015	1,150	1,334
8.250% due 05/01/2016	5,000	5,381

Gerdau Holdings, Inc.
7.000% due 01/20/2020	133,400	154,744

Gerdau Trade, Inc.
5.750% due 01/30/2021	86,100	93,849

Hanson Australia Funding Ltd.
5.250% due 03/15/2013	15,000	15,338

Hanson Ltd.
6.125% due 08/15/2016	73,000	79,205

Hasbro, Inc.
6.300% due 09/15/2017	8,995	10,562

See Accompanying Notes	7

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

HCA, Inc.
6.250% due 02/15/2013	$8,100	$8,252
6.375% due 01/15/2015	25,089	27,159
6.500% due 02/15/2020	71,400	79,611
6.750% due 07/15/2013	25,200	26,208
7.500% due 12/15/2023	3,000	3,045
7.875% due 02/15/2020	21,820	24,629
8.500% due 04/15/2019	77,000	87,202
9.000% due 12/15/2014	11,552	12,996
9.875% due 02/15/2017	3,396	3,668

Hewlett-Packard Co.
0.711% due 05/24/2013	75,300	75,314

Hidden Ridge Facility Trustee
5.750% due 01/01/2021	8,826	9,385

Historic TW, Inc.
9.125% due 01/15/2013	12,125	12,412

Host Hotels & Resorts LP
9.000% due 05/15/2017	8,000	8,760

Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	8,000	8,678
5.750% due 09/11/2019	7,000	8,312
7.625% due 04/09/2019	11,100	14,300

Indian Oil Corp. Ltd.
4.750% due 01/22/2015	5,000	5,224

Indosat Palapa Co. BV
7.375% due 07/29/2020	15,000	17,175

Intergen NV
9.000% due 06/30/2017	1,062	1,027

Jones Group, Inc.
5.125% due 11/15/2014	44,170	45,661

KazMunayGas National Co.
7.000% due 05/05/2020	45,000	55,462

KB Home
5.750% due 02/01/2014	10,000	10,425
5.875% due 01/15/2015	6,848	7,113
6.250% due 06/15/2015	17,355	18,136

Kellogg Co.
5.125% due 12/03/2012	300	302

KeySpan Corp.
4.650% due 04/01/2013	6,900	7,033

Kimberly-Clark Corp.
5.000% due 08/15/2013	20	21

Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	210	220
6.950% due 01/15/2038	15,465	19,862

Kraft Foods Group, Inc.
6.125% due 08/23/2018	116,549	142,969

Kraft Foods, Inc.
2.625% due 05/08/2013	15,290	15,470
6.125% due 02/01/2018	39,245	47,982

Kroger Co.
5.000% due 04/15/2013	500	511

L-3 Communications Corp.
5.200% due 10/15/2019	8,200	9,248

Lennar Corp.
5.500% due 09/01/2014	29,500	31,122
5.600% due 05/31/2015	44,986	48,135
5.950% due 03/01/2013	15,800	16,116
6.500% due 04/15/2016	4,000	4,380

Lexmark International, Inc.
5.900% due 06/01/2013	21,470	22,024

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Limited Brands, Inc.
5.250% due 11/01/2014		$4,496	$4,777
6.125% due 12/01/2012		12,040	12,130
6.900% due 07/15/2017		102,465	118,347
8.500% due 06/15/2019		17,000	20,570

Lockheed Martin Corp.
7.650% due 05/01/2016		4,600	5,580

Lorillard Tobacco Co.
7.000% due 08/04/2041		14,900	18,030

Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		21,364	21,652
7.875% due 07/15/2015		51,610	60,648

Manpower, Inc.
4.750% due 06/14/2013	EUR	45,500	60,193

Marks & Spencer PLC
6.250% due 12/01/2017		$2,200	2,443

Masco Corp.
4.800% due 06/15/2015		9,000	9,485
5.850% due 03/15/2017		12,020	13,065
6.125% due 10/03/2016		15,200	16,748
7.125% due 08/15/2013		10,000	10,406

Maytag Corp.
5.000% due 05/15/2015		10,000	10,363

McKesson Corp.
7.500% due 02/15/2019		8,000	10,336

MDC Holdings, Inc.
5.375% due 12/15/2014		12,000	12,792

MeadWestvaco Corp.
7.375% due 09/01/2019		20,000	25,411

Meccanica Holdings USA, Inc.
6.250% due 01/15/2040		10,000	8,226

MGM Resorts International
9.000% due 03/15/2020		13,000	14,576
10.375% due 05/15/2014		33,650	38,024
11.125% due 11/15/2017		15,000	16,669
13.000% due 11/15/2013		9,000	10,193

Midcontinent Express Pipeline LLC
5.450% due 09/15/2014		4,800	5,006

Nabors Industries, Inc.
6.150% due 02/15/2018		19,300	22,698

New York Times Co.
5.000% due 03/15/2015		26,930	28,377

Newell Rubbermaid, Inc.
6.250% due 04/15/2018		9,000	10,440

News America, Inc.
8.450% due 08/01/2034		20	28

Noble Group Ltd.
4.875% due 08/05/2015		40,400	42,218
6.750% due 01/29/2020		80,400	85,625
8.500% due 05/30/2013		9,000	9,338

Nordstrom, Inc.
6.750% due 06/01/2014		2,400	2,643

Northwest Airlines Pass-Through Trust
1.184% due 11/20/2015		1,471	1,422
7.041% due 10/01/2023		10,792	12,053
7.150% due 04/01/2021		1,462	1,499

NXP BV
3.247% due 10/15/2013	EUR	3,544	4,554

Office Depot, Inc.
6.250% due 08/15/2013		$22,175	22,591

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

ONEOK Partners LP
6.150% due 10/01/2016		$10,000	$11,677
6.850% due 10/15/2037		1,800	2,212

PACCAR, Inc.
6.875% due 02/15/2014		3,600	3,904

Pactiv LLC
8.125% due 06/15/2017		9,800	9,653

Pearson Dollar Finance PLC
5.500% due 05/06/2013		28,567	29,349
5.700% due 06/01/2014		5,000	5,364
6.250% due 05/06/2018		28,000	32,841

Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	10,600	15,387
5.750% due 03/01/2018		$3,200	3,764
6.250% due 08/05/2013	EUR	1,200	1,616
7.500% due 12/18/2013	GBP	2,260	3,917

Petrobras International Finance Co.
3.875% due 01/27/2016		$190,000	201,965
5.375% due 01/27/2021		6,400	7,245
5.750% due 01/20/2020		143,600	164,423
5.875% due 03/01/2018		49,400	56,540
7.875% due 03/15/2019		97,120	122,495
8.375% due 12/10/2018		5,025	6,432

PHH Corp.
9.250% due 03/01/2016		2,500	2,881

Philip Morris International, Inc.
4.875% due 05/16/2013		51,540	52,962

Pioneer Natural Resources Co.
5.875% due 07/15/2016		27,835	31,743

PPG Industries, Inc.
6.650% due 03/15/2018		13,500	16,622

Pride International, Inc.
6.875% due 08/15/2020		18,500	23,461

PulteGroup, Inc.
5.200% due 02/15/2015		9,200	9,798
5.250% due 01/15/2014		50,400	52,416
6.250% due 02/15/2013		10,000	10,250
7.625% due 10/15/2017		2,500	2,888

Quest Diagnostics, Inc.
5.450% due 11/01/2015		1,900	2,138

Reliance Holdings USA, Inc.
4.500% due 10/19/2020		8,600	8,830

Rexam PLC
6.750% due 06/01/2013		16,500	16,829

Reynolds American, Inc.
7.250% due 06/01/2013		94,600	98,542

Reynolds Group Issuer, Inc.
7.125% due 04/15/2019		8,700	9,222
9.000% due 04/15/2019		1,500	1,538

Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		7,836	8,650

Rockies Express Pipeline LLC
6.875% due 04/15/2040		8,257	7,266

Rohm and Haas Co.
6.000% due 09/15/2017		155,299	185,876
7.850% due 07/15/2029		4,700	6,324

RPM International, Inc.
6.500% due 02/15/2018		26,800	31,082

Ryder System, Inc.
6.000% due 03/01/2013		18,690	19,056

8	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Ryland Group, Inc.
5.375% due 01/15/2015	$21,900	$23,323
6.625% due 05/01/2020	18,000	19,620
8.400% due 05/15/2017	28,000	33,250

RZD Capital Ltd.
5.739% due 04/03/2017	20,610	22,889

SABMiller PLC
5.500% due 08/15/2013	38,300	39,754
6.500% due 07/01/2016	1,900	2,227

Sanofi
0.672% due 03/28/2014	70,000	70,347

SBA Tower Trust
5.101% due 04/15/2042	2,200	2,463

SCA Finans AB
4.500% due 07/15/2015	5,250	5,636

Sealed Air Corp.
5.625% due 07/15/2013	9,250	9,528

Sheraton Holding Corp.
7.375% due 11/15/2015	5,000	5,819

Snap-On, Inc.
6.125% due 09/01/2021	67,000	82,679

Southern Natural Gas Co. LLC
5.900% due 04/01/2017	5,000	5,893

Southwest Airlines Co.
5.125% due 03/01/2017	4,500	5,044

Spectra Energy Capital LLC
5.500% due 03/01/2014	23,850	25,259
6.200% due 04/15/2018	8,400	10,175
6.250% due 02/15/2013	25	26

Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 10/15/2014	43,700	49,465

STATS ChipPAC Ltd.
7.500% due 08/12/2015	10,000	10,500

Tate & Lyle International Finance PLC
5.000% due 11/15/2014	12,000	12,791

Telefonica Emisiones S.A.U.
0.772% due 02/04/2013	100	100
5.855% due 02/04/2013	114	116
6.221% due 07/03/2017	10,200	10,685
6.421% due 06/20/2016	5,196	5,501

Temple-Inland, Inc.
6.375% due 01/15/2016	5,000	5,627
6.625% due 01/15/2018	15,430	18,509

Teva Pharmaceutical Finance Co. BV
1.339% due 11/08/2013	217,000	219,097

Time Warner Cable, Inc.
6.200% due 07/01/2013	25,553	26,639

Time Warner, Inc.
5.875% due 11/15/2016	4,135	4,909

Toll Brothers Finance Corp.
5.150% due 05/15/2015	10,000	10,911
5.950% due 09/15/2013	10,000	10,375
6.750% due 11/01/2019	10,000	11,458
8.910% due 10/15/2017	44,000	56,059

Transocean, Inc.
4.950% due 11/15/2015	224,000	245,410
6.000% due 03/15/2018	3,000	3,508

Tyco Electronics Group S.A.
6.000% due 10/01/2012	6,700	6,700
6.550% due 10/01/2017	9,800	11,867

Tyson Foods, Inc.
6.850% due 04/01/2016	18,908	21,791

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

UAL Equipment Trust AB
10.850% due 02/19/2015 ^	$1,657	$712

UAL Pass-Through Trust
9.200% due 03/29/2049 ^	1,397	768
10.020% due 03/22/2014 ^	5,353	2,890
10.125% due 03/22/2015 ^	7,413	4,633
10.400% due 05/01/2018	39,788	45,855

Union Pacific Corp.
5.450% due 01/31/2013	6,390	6,496
6.125% due 02/15/2020	30,000	37,483

Union Pacific Railroad Co. Pass-Through Trust
4.698% due 01/02/2024	118	131

United Technologies Corp.
0.688% due 12/02/2013	9,400	9,441

UnitedHealth Group, Inc.
4.875% due 02/15/2013	44,500	45,205
4.875% due 04/01/2013	175	179

Universal Corp.
6.250% due 12/01/2014	33,000	35,452

Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016	10,100	8,989
9.500% due 01/21/2020	16,900	15,042

UST LLC
5.750% due 03/01/2018	52,665	63,188

Vale Overseas Ltd.
4.625% due 09/15/2020	3,750	4,018
6.250% due 01/23/2017	39,835	46,276
6.875% due 11/21/2036	30,078	35,012

Valero Energy Corp.
9.375% due 03/15/2019	5,000	6,801

Verizon Wireless Capital LLC
5.550% due 02/01/2014	1,262	1,343

Videotron Ltee
9.125% due 04/15/2018	1,850	2,003

Vivendi S.A.
2.400% due 04/10/2015	64,000	64,889
6.625% due 04/04/2018	181,500	211,820

Volkswagen International Finance NV
0.911% due 10/01/2012	19,800	19,800

Wal-Mart Stores, Inc.
4.550% due 05/01/2013	100	102

Walt Disney Co.
6.000% due 07/17/2017	70	86

Waste Management, Inc.
5.000% due 03/15/2014	7,650	8,111
7.125% due 12/15/2017	1,800	2,181

Wesfarmers Ltd.
6.998% due 04/10/2013	48,200	49,635

Whirlpool Corp.
5.500% due 03/01/2013	10,300	10,477
6.500% due 06/15/2016	5,000	5,658
7.750% due 07/15/2016	11,000	12,927

WM Wrigley Jr. Co.
3.050% due 06/28/2013	6,250	6,343

WMG Acquisition Corp.
9.500% due 06/15/2016	1,020	1,118

WPP Finance UK
5.875% due 06/15/2014	2,400	2,573

Wynn Las Vegas LLC
7.750% due 08/15/2020	4,000	4,470

Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	1,265	1,431

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Yum! Brands, Inc.
6.250% due 03/15/2018	$2,000	$2,429

		7,513,372

UTILITIES 1.4%

AES Corp.
7.375% due 07/01/2021	26,450	30,285
7.750% due 03/01/2014	12,515	13,516
8.000% due 10/15/2017	4,500	5,220

AES Red Oak LLC
8.540% due 11/30/2019	6,020	6,456

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	22,200	23,599
7.700% due 08/07/2013	25,400	26,714
8.700% due 08/07/2018	105,000	136,894

Ameren Corp.
8.875% due 05/15/2014	25,500	28,378

Ameren Energy Generating Co.
7.000% due 04/15/2018 (k)	3,000	2,925
7.950% due 06/01/2032	4,085	3,768

Appalachian Power Co.
4.950% due 02/01/2015	25	27

AT&T, Inc.
5.100% due 09/15/2014	1,510	1,643
6.500% due 09/01/2037	119,500	159,827

Baltimore Gas & Electric Co.
6.125% due 07/01/2013	30	31

BellSouth Corp.
4.020% due 04/26/2021	387,910	395,287
5.200% due 09/15/2014	27,800	30,212
6.550% due 06/15/2034	17,000	20,635

British Telecommunications PLC
2.000% due 06/22/2015	21,000	21,606
5.150% due 01/15/2013	450	456

Calpine Construction Finance Co. LP
8.000% due 06/01/2016	13,000	14,040

Carolina Power & Light Co.
5.125% due 09/15/2013	50	52

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	35,700	42,726
7.750% due 11/30/2015	1,300	1,518

CenturyLink, Inc.
5.800% due 03/15/2022	41,600	45,360
6.000% due 04/01/2017	21,900	24,563
7.600% due 09/15/2039	20,600	21,872

Cleco Power LLC
6.000% due 12/01/2040	600	726

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	9,000	10,184

Constellation Energy Group, Inc.
4.550% due 06/15/2015	3,000	3,272

Dominion Resources, Inc.
5.000% due 03/15/2013	250	255
5.200% due 01/15/2016	15,300	17,274

Duke Energy Carolinas LLC
5.625% due 11/30/2012	5,100	5,142
5.750% due 11/15/2013	300	317

Duke Energy Corp.
1.625% due 08/15/2017	47,500	47,706

Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	15,600	18,233
6.400% due 09/15/2020	800	947

See Accompanying Notes	9

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

EDF S.A.
4.600% due 01/27/2020		$95,900	$107,860
5.500% due 01/26/2014		169,000	179,104
6.500% due 01/26/2019		169,690	207,889
6.950% due 01/26/2039		47,650	63,536

Enel Finance International NV
5.700% due 01/15/2013		300	303
6.250% due 09/15/2017		2,400	2,627
6.800% due 09/15/2037		1,700	1,654

France Telecom S.A.
4.375% due 07/08/2014		6,400	6,775

Frontier Communications Corp.
6.250% due 01/15/2013		10,000	10,150

Gazprom OAO Via Gaz Capital S.A.
4.950% due 05/23/2016		7,200	7,641
5.092% due 11/29/2015		97,700	104,417
5.875% due 06/01/2015	EUR	20,000	27,919
6.212% due 11/22/2016		$41,300	46,000
6.510% due 03/07/2022		8,300	9,798
7.288% due 08/16/2037		24,000	30,360
7.343% due 04/11/2013		52,900	54,662
7.510% due 07/31/2013		35,000	36,881
8.125% due 07/31/2014		5,000	5,528
8.146% due 04/11/2018		181,150	221,586
8.625% due 04/28/2034		180,520	253,631
9.250% due 04/23/2019		2,900	3,792

Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		17,721	20,097

Gazprom OAO Via RBS AG
9.625% due 03/01/2013		72,310	74,880

Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		87,500	97,891
10.500% due 03/25/2014		55,100	61,715

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		23,000	24,947

Kinder Morgan Kansas, Inc.
5.150% due 03/01/2015		1,900	2,028

Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		27,000	27,572

Korea Electric Power Corp.
3.000% due 10/05/2015		5,200	5,436

Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		2,500	2,620
6.250% due 06/17/2014		5,700	6,177

Majapahit Holding BV
7.250% due 06/28/2017		9,100	10,829
7.750% due 01/20/2020		10,000	12,625
8.000% due 08/07/2019		4,600	5,831

Midwest Generation LLC
8.560% due 01/02/2016		85	77

Monongahela Power Co.
7.950% due 12/15/2013		13,000	14,032

National Grid PLC
6.300% due 08/01/2016		4,500	5,240

NextEra Energy Capital Holdings, Inc.
5.350% due 06/15/2013		1,965	2,028
7.875% due 12/15/2015		8,000	9,564

NGPL PipeCo LLC
7.119% due 12/15/2017 (k)		58,640	62,598

Northwestern Bell Telephone
7.750% due 05/01/2030		19,625	21,047

Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		76,000	81,339

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

NRG Energy, Inc.
7.375% due 01/15/2017		$27,300	$28,426

NSG Holdings LLC
7.750% due 12/15/2025		800	836

Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		73,623	83,157

Peco Energy Co.
5.600% due 10/15/2013		8,500	8,954

Petroleos Mexicanos
5.500% due 01/21/2021		24,600	28,966
5.500% due 06/27/2044		60,900	67,142
8.000% due 05/03/2019		52,623	69,120

Plains All American Pipeline LP
5.625% due 12/15/2013		10,000	10,592

PPL Capital Funding, Inc.
6.700% due 03/30/2067		2,008	2,090

PPL Energy Supply LLC
6.300% due 07/15/2013		10,000	10,439

Progress Energy, Inc.
7.050% due 03/15/2019		17,550	22,268

PSEG Power LLC
5.000% due 04/01/2014		10,425	11,056

Public Service Co. of Colorado
3.200% due 11/15/2020		6	7

Public Service Electric & Gas Co.
5.000% due 08/15/2014		4,000	4,337
6.330% due 11/01/2013		25	27

Qtel International Finance Ltd.
3.375% due 10/14/2016		16,100	16,889
4.750% due 02/16/2021		600	667

Qwest Corp.
3.639% due 06/15/2013		110,770	111,386
7.200% due 11/10/2026		1,000	1,014
7.500% due 10/01/2014		1,700	1,898

Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		56,896	64,293
5.500% due 09/30/2014		2,000	2,171
5.832% due 09/30/2016		9,742	10,667
5.838% due 09/30/2027		2,400	2,796
6.332% due 09/30/2027		7,000	8,542
6.750% due 09/30/2019		11,400	14,335

Sempra Energy
9.800% due 02/15/2019		5,000	7,060

Telecom Italia Capital S.A.
6.999% due 06/04/2018		15,030	16,646

Tenaska Alabama Partners LP
7.000% due 06/30/2021		72	76

TNK-BP Finance S.A.
6.625% due 03/20/2017		34,000	38,887
7.250% due 02/02/2020		6,300	7,656
7.500% due 03/13/2013		28,900	29,759
7.500% due 07/18/2016		64,200	74,504
7.875% due 03/13/2018		11,600	14,094

Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	107,000	1,370
1.415% due 12/24/2013		270,000	3,418
1.500% due 05/30/2014		293,000	3,679
1.850% due 07/28/2014		223,000	2,807
4.100% due 05/29/2015		184,000	2,411
4.500% due 03/24/2014	EUR	45,950	59,421
4.750% due 02/28/2014	JPY	100,000	1,319
5.050% due 11/28/2014		50,000	667

Verizon Communications, Inc.
5.250% due 04/15/2013		$18,310	18,788

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Verizon Virginia, Inc.
4.625% due 03/15/2013	$500	$509

Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018	5,000	5,749

Virgin Media Finance PLC
9.500% due 08/15/2016	1,525	1,697

Wisconsin Energy Corp.
6.250% due 05/15/2067	15,000	15,991

		3,980,935

Total Corporate Bonds & Notes (Cost $54,601,135)		59,968,931

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%

Transocean, Inc.
1.500% due 12/15/2037	13,200	13,151

Total Convertible Bonds & Notes (Cost $11,491)		13,151

MUNICIPAL BONDS & NOTES 5.0%
ALABAMA 0.0%

Alabama Public School & College Authority Revenue Bonds, Series 2010
5.150% due 09/01/2027	100,000	119,994

Huntsville-Redstone Village Special Care Facilities Financing Authority, Alabama Revenue Bonds, Series 2007
5.500% due 01/01/2043	1,600	1,521

		121,515

ARIZONA 0.0%

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.000% due 06/01/2037	1,260	1,118

University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	10,000	11,761

		12,879

ARKANSAS 0.0%

Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2046	7,000	1,373

CALIFORNIA 1.9%

Alameda Corridor Transportation Authority, California Revenue Bonds, (AMBAC Insured), Series 2004
0.000% due 10/01/2016	9,610	8,475

Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	120	133

Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	61,700	78,635

Alameda Unified School District-Alameda County, California General Obligation Bonds, (AGM Insured), Series 2004
0.000% due 08/01/2024	3,500	2,178
0.000% due 08/01/2025	3,000	1,776

Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	100,985	142,226

Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	108,600	156,015
6.918% due 04/01/2040	60,000	83,385
7.043% due 04/01/2050	167,700	242,940

10	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Bay Area Toll Authority, California Revenue Bonds, Series 2006
1.450% due 04/01/2045	$10,200	$10,372

Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.086% due 04/01/2045	25,000	25,058

Bay Area Toll Authority, California Revenue Bonds, Series 2012
5.000% due 04/01/2024 (c)	11,260	13,894

Bell Public Financing Authority, California Revenue Bonds, (AMBAC Insured), Series 2005
5.480% due 08/01/2019	525	446

Brea Redevelopment Agency, California Tax Allocation Bonds, Series 2011
0.000% due 08/01/2034	2,665	636

Burbank, California Electric Revenue Bonds, (BABs), Series 2010
6.323% due 06/01/2040	25,000	30,130

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	3,000	3,002
6.000% due 06/01/2035	10,000	10,003
6.125% due 06/01/2038	2,000	2,000
6.125% due 06/01/2043	2,000	2,000

California County Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2033	9,735	1,533
5.450% due 06/01/2028	15,000	14,038

California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	36,645	40,519

California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	69,200	85,432

California Infrastructure & Economic Development Bank Revenue Notes, Series 2008
4.000% due 10/01/2014	85	91
4.000% due 10/01/2017	100	114

California Municipal Finance Authority Revenue Bonds, Series 2008
7.000% due 10/01/2039	500	479

California State Department of Water Resources Revenue Notes, Series 2012
1.291% due 12/01/2017	17,000	17,035
1.671% due 12/01/2018	20,000	20,071
1.871% due 12/01/2019	5,000	5,027
2.237% due 12/01/2020	22,355	22,533

California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	39,400	51,528
7.500% due 04/01/2034	86,762	114,444
7.550% due 04/01/2039	121,637	165,123

California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	263,965	362,376
7.625% due 03/01/2040	12,000	16,339
7.700% due 11/01/2030	18,250	22,126
7.950% due 03/01/2036	79,200	94,709

California State General Obligation Bonds, Series 1996
5.250% due 06/01/2015	20	20

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	400	448

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	$75,050	$76,953

California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	150	166
5.950% due 04/01/2016	3,200	3,671

California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 1996
5.625% due 03/01/2016	110	110

California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035	63,220	73,837
8.000% due 03/01/2035	7,070	7,777

California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	15,700	18,782

California State University Revenue Bonds, Series 2012
5.000% due 11/01/2024	4,180	5,131
5.000% due 11/01/2026	11,000	13,295
5.000% due 11/01/2027	24,935	29,916
5.000% due 11/01/2037	6,000	6,902

California Statewide Communities Development Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 08/15/2038	10,000	10,999

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.250% due 07/01/2042	1,250	1,105

California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040	36,685	49,978

California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	20,000	19,998

Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	6,710	8,391

Chula Vista Community Facilities District, California Special Tax Bonds, Series 2005
5.250% due 09/01/2030	1,765	1,735

Contra Costa Community College District, California General Obligation Bonds, (BABs), Series 2010
6.504% due 08/01/2034	35,000	43,493

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 1999
0.000% due 01/15/2033	5,000	1,491
0.000% due 01/15/2034	5,000	1,402

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	20,200	20,740
5.000% due 06/01/2038	45,000	46,066

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (e)	11,300	9,110
5.000% due 06/01/2033	25,700	20,971
5.125% due 06/01/2047	37,000	28,503
5.750% due 06/01/2047	67,100	57,206

Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	16,200	22,923

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Irvine Unified School District, California Special Tax Notes, Series 2011
4.381% due 09/01/2015	$400	$413
4.931% due 09/01/2016	500	523
5.395% due 09/01/2017	1,000	1,063
5.845% due 09/01/2018	750	812
6.328% due 09/01/2019	500	547
6.578% due 09/01/2020	1,000	1,100

Las Virgenes Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 09/01/2026	6,140	3,501

Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	11,900	15,014

Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	37,075	49,943
6.750% due 08/01/2049	131,755	179,595

Los Angeles Community College District, California General Obligation Bonds, Series 2010
6.680% due 08/01/2036	12,625	16,745

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	69,200	86,465

Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	98,565	126,869
7.618% due 08/01/2040	60,600	81,276

Los Angeles Department of Airports, California Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	26,675	34,609

Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	58,000	74,127

Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	44,590	51,575
6.574% due 07/01/2045	2,440	3,524
6.603% due 07/01/2050	103,220	150,974
7.000% due 07/01/2041	1,500	1,803
7.003% due 07/01/2041	6,665	7,855

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	50,100	58,556

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2037	5,250	6,141

Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	200	222

Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	71,985	84,898
5.755% due 07/01/2029	3,600	4,191

Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	76,050	100,084

Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	71,800	92,098

See Accompanying Notes	11

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Los Angeles Unified School District, California General Obligation Bonds, Series 2011
5.000% due 07/01/2023	$5,900	$7,409

Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	35,600	44,065
5.813% due 06/01/2040	27,000	33,026

Los Angeles, California Wastewater System Revenue Bonds, Series 2012
5.000% due 06/01/2029	17,355	20,745

Menlo Park, California General Obligation Bonds, Series 1996
5.000% due 08/01/2015	60	60

Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
5.906% due 07/01/2025	9,000	10,337
6.538% due 07/01/2039	41,240	48,193

Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	30,500	37,880

Newport Beach, California Revenue Bonds, Series 2011
6.000% due 12/01/2040	9,100	11,061

Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	44,000	54,539

Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	1,100	1,534

Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
5.580% due 02/01/2040	29,530	36,289
6.400% due 02/01/2044	6,000	8,206

Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	42,000	49,941

Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	33,000	44,201

Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	12,700	14,445
7.021% due 08/01/2040	24,900	28,263

Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	24,600	34,061

Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.000% due 08/01/2029	20,000	23,539
7.200% due 08/01/2039	35,000	40,812

Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (BABs), Series 2010
6.325% due 08/01/2040	10,000	12,547

Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 1993
5.125% due 12/01/2013	35	35

Salinas Union High School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2003
0.000% due 10/01/2023	885	570

San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	37,000	40,925

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	$50,000	$66,575

San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.625% due 09/01/2030	7,500	8,034
7.750% due 09/01/2040	6,000	6,348

San Diego Tobacco Settlement Revenue Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032	48,420	39,541

San Francisco City & County, California Wastewater Revenue Bonds, (BABs), Series 2010
5.500% due 10/01/2029	9,180	10,917
5.600% due 10/01/2030	9,520	11,311
5.820% due 10/01/2040	19,315	23,305

San Francisco, California City & County Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.000% due 11/01/2040	10,000	12,260
6.950% due 11/01/2050	10,500	14,872

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012
5.000% due 11/01/2034	25,245	29,719
5.000% due 11/01/2035	5,000	5,850

San Marcos Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2029	2,545	1,216
0.000% due 08/01/2032	2,000	801

San Mateo Union High School District, California General Obligation Bonds, (BABs), Series 2010
6.733% due 09/01/2034	15,745	18,348

Santa Ana Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2028	3,520	1,687
0.000% due 08/01/2030	2,500	1,070
0.000% due 08/01/2031	3,780	1,522

Santa Barbara Secondary High School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2036	30,605	9,747

Santa Clara County, California Financing Authority Revenue Notes, Series 2012
5.000% due 02/01/2021	8,555	10,296

Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2029	12,500	14,786
5.000% due 08/01/2030	5,000	5,890
5.000% due 08/01/2031	12,100	14,203

Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (AGM Insured), Series 2010
7.400% due 09/01/2036	2,000	2,306

Santa Monica Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2026	2,000	1,038
0.000% due 08/01/2027	3,550	1,742

Signal Hill Redevelopment Agency, California Tax Allocation Bonds, (NPFGC/FGIC Insured), Series 2006
5.581% due 10/01/2016	115	116

Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	15,200	17,163

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

South Tahoe Joint Powers Parking Financing Authority, California Revenue Bonds, Series 2002
7.000% due 12/01/2027	$2,505	$2,157

Southern California Public Power Authority Revenue Bonds, (BABs), Series 2010
5.921% due 07/01/2035	5,000	5,805
5.943% due 07/01/2040	21,300	25,457

Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	1,000	936

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2005
5.400% due 06/01/2027	10,000	9,057

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	36,040	29,437

University of California Revenue Bonds, (BABs), Series 2009
5.770% due 05/15/2043	18,700	23,042
6.270% due 05/15/2031	3,045	3,504
6.583% due 05/15/2049	56,400	75,094

University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	30,300	30,592
5.946% due 05/15/2045	36,000	44,823
6.296% due 05/15/2050	34,000	41,185
6.398% due 05/15/2031	37,000	45,756
6.548% due 05/15/2048	113,400	149,087

University of California Revenue Bonds, Series 2008
5.000% due 05/15/2022	100	115

University of California Revenue Bonds, Series 2012
5.000% due 05/15/2028	2,000	2,414
5.000% due 05/15/2031	33,530	39,866

University of California Revenue Notes, Series 2011
0.887% due 07/01/2013	55,000	55,244

Vista Unified School District, California General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 08/01/2026	1,000	561

West Contra Costa Unified School District, California General Obligation Bonds, (BABs), Series 2009
8.460% due 08/01/2034	10,615	12,853

William S. Hart Joint School Financing Authority, California Revenue Bonds, Series 2004
5.625% due 09/01/2034	1,500	1,507

Yorba Linda Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 1993
5.250% due 09/01/2013	10	10

		5,194,311

COLORADO 0.0%

Aurora Single Tree Metropolitan District, Colorado General Obligation Bonds, Series 2006
5.500% due 11/15/2031	1,000	663

Colorado Health Facilities Authority Revenue Bonds, Series 2007
5.900% due 08/01/2037	1,000	1,004

Denver Public Schools, Colorado Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026	24,200	28,452
7.017% due 12/15/2037	31,000	41,803

E-470 Public Highway Authority, Colorado Revenue Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2035	20,000	5,668
0.000% due 09/01/2037	15,000	3,699

12	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.518% due 04/01/2024	$5,000	$5,909

		87,198

CONNECTICUT 0.0%

Connecticut State General Obligation Bonds, Series 2012
5.000% due 04/15/2025	3,500	4,322
5.000% due 04/15/2026	5,325	6,534

Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/FGIC Insured), Series 2003
5.910% due 06/01/2033	165	190

		11,046

DISTRICT OF COLUMBIA 0.1%

District of Columbia Water & Sewer Authority Revenue Bonds, (BABs), Series 2010
5.522% due 10/01/2044	9,030	11,124

Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	92,200	110,947

		122,071

FLORIDA 0.0%

Broward County, Florida Revenue Bonds, (BABs), Series 2010
5.764% due 10/01/2025	15,000	16,698
6.206% due 10/01/2030	15,000	16,607

Daytona Beach, Florida Utility System Revenue Bonds, (AGM Insured), Series 2012
5.000% due 11/01/2027	2,285	2,717

Florida Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	3,250	2,978

Florida State General Obligation Bonds, (BABs), Series 2009
5.750% due 06/01/2039	5,000	5,669

Florida State General Obligation Bonds, Series 2012
5.000% due 07/01/2026	5,700	6,913

Palm Beach County, Florida Solid Waste Authority Revenue Bonds, Series 2011
5.000% due 10/01/2031	2,900	3,404

Sarasota County, Florida Health Facilities Authority Revenue Bonds, Series 2007
5.625% due 07/01/2027	4,365	3,645

Seminole County, Florida Water & Sewer Revenue Bonds, (BABs), Series 2010
6.443% due 10/01/2040	34,600	39,446

Tampa, Florida Revenue Bonds, Series 2012
5.000% due 09/01/2023	700	833
5.000% due 09/01/2025	875	1,026
5.000% due 09/01/2026	800	929
5.000% due 09/01/2027	700	808
5.000% due 09/01/2028	1,000	1,149
5.000% due 09/01/2029	1,050	1,201

		104,023

GEORGIA 0.1%

Georgia State General Obligation Bonds, Series 2012
5.000% due 07/01/2027	15,410	19,391

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	124,934	144,073

		163,464

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
ILLINOIS 0.3%

Chicago Board of Education, Illinois General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 12/01/2030	$40,000	$17,954

Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	77,200	87,765

Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	57,920	65,633
6.899% due 12/01/2040	404,190	490,949

Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
6.257% due 01/01/2040	11,000	12,169
7.517% due 01/01/2040	61,700	78,900

Chicago, Illinois O’Hare International Airport Revenue Bonds, (BABs), Series 2010
6.395% due 01/01/2040	1,000	1,300
6.845% due 01/01/2038	2,000	2,295

Chicago, Illinois Tax Allocation Notes, Series 2004
6.570% due 02/15/2013	710	710

Chicago, Illinois Wastewater Transmission Revenue Bonds, Series 2012
5.000% due 01/01/2023	2,500	3,036
5.000% due 01/01/2025	5,250	6,284
5.000% due 01/01/2027	5,000	5,886
5.000% due 01/01/2028	8,960	10,523
5.000% due 01/01/2029	4,700	5,495

Chicago, Illinois Waterworks Revenue Bonds, (BABs), Series 2010
6.742% due 11/01/2040	20,000	27,157

Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	8,085	10,348

Hillside Village, Illinois Tax Allocation Bonds, Series 2008
6.550% due 01/01/2020	3,925	3,949
7.000% due 01/01/2028	2,740	2,657

Illinois Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035 ^	1,000	20

Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	34,200	41,229

Illinois State Toll Highway Authority Revenue Bonds, (BABs), Series 2009
5.851% due 12/01/2034	20,000	24,998
6.184% due 01/01/2034	10,800	13,711

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 06/15/2038	2,460	690

		913,658

INDIANA 0.0%

Evansville Redevelopment Authority, Indiana Revenue Bonds, (BABs), Series 2010
6.960% due 02/01/2034	7,630	8,551

Indiana Finance Authority Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,500	1,843
5.000% due 10/01/2024	1,230	1,497
5.000% due 10/01/2025	2,265	2,732

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Indiana Municipal Power Agency Revenue Bonds, (BABs), Series 2010
5.594% due 01/01/2042	$700	$816

Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	45,000	56,079

Purdue University, Indiana Revenue Bonds, Series 2012
5.000% due 07/01/2030	3,755	4,588

		76,106

IOWA 0.0%

Iowa Finance Authority Revenue Bonds, Series 2007
5.625% due 12/01/2045 ^	2,900	1,827

Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	22,500	26,780

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	16,100	14,974
6.500% due 06/01/2023	41,160	40,474

		84,055

KANSAS 0.0%

Kansas Development Finance Authority Revenue Bonds, Series 2012
5.000% due 11/15/2028	2,980	3,474
5.000% due 11/15/2029	2,500	2,888
5.000% due 11/15/2032	15,000	17,350
5.000% due 11/15/2034	5,000	5,744

		29,456

LOUISIANA 0.0%

East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	80,000	89,754

Louisiana State Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
2.731% due 05/01/2043	2,600	2,623
3.000% due 05/01/2043	1,600	1,603

Tobacco Settlement Financing Corp., Louisiana Revenue Bonds, Series 2001
5.875% due 05/15/2039	19,305	19,752

		113,732

MASSACHUSETTS 0.1%

Commonwealth of Massachusetts Revenue Bonds, (BABs), Series 2010
5.731% due 06/01/2040	6,790	8,936

Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	35,000	42,410

Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2025	19,500	24,417
5.000% due 08/15/2026	28,015	34,853

Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	28,100	35,661

		146,277

MICHIGAN 0.0%

East Lansing Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2037	735	735

Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2022	720	726

See Accompanying Notes	13

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008
7.000% due 10/01/2036 (p)	$105	$106

Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	50,000	61,282

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	310	251

Star International Academy, Michigan Certificates of Participation Bonds, Series 2007
6.125% due 03/01/2037	1,400	1,462

		64,562

MISSISSIPPI 0.0%

Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	10,000	12,147

MISSOURI 0.0%

Branson Regional Airport Transportation Development District, Missouri Revenue Bonds, Series 2007
6.000% due 07/01/2037 ^	3,350	737

University Place Transportation Development District, Missouri Special Assessment Bonds, Series 2006
5.000% due 03/01/2032	500	444

		1,181

NEBRASKA 0.0%

Nebraska Public Power District Revenue Bonds, (BABs), Series 2010
5.323% due 01/01/2030	600	679

Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	46,300	55,422

		56,101

NEVADA 0.2%

Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	141,100	201,142

Clark County, Nevada General Obligation Bonds, (BABs), Series 2010
7.000% due 07/01/2038	35,000	40,865

Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.013% due 06/01/2039	90,000	122,089
7.100% due 06/01/2039	33,000	38,217
7.263% due 06/01/2034	27,500	31,966

Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2010
5.650% due 03/01/2035	15,085	17,380

North Las Vegas, Nevada General Obligation Bonds, (BABs), Series 2010
6.572% due 06/01/2040	33,200	37,494

		489,153

NEW JERSEY 0.2%

Essex County, New Jersey Improvement Authority Revenue Bonds, (AMBAC Insured), Series 2006
5.250% due 10/01/2020	505	553

New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2019	11,250	9,071
0.000% due 02/15/2020	65,775	50,719
0.000% due 02/15/2021	3,000	2,197
0.000% due 02/15/2026	2,710	1,447

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

New Jersey Economic Development Authority Revenue Bonds, Series 1998
5.875% due 05/15/2016	$1,555	$1,556

New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.389% due 06/15/2013	149,160	149,320

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	25,153	37,141

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	102,405	146,295

New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	25,000	28,900

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2029	14,600	13,733
5.000% due 06/01/2041	32,755	27,248

		468,180

NEW MEXICO 0.0%

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2012
5.000% due 08/01/2042	8,755	9,640

NEW YORK 1.1%

East Rochester Housing Authority, New York Revenue Bonds, Series 2006
5.500% due 08/01/2033	1,400	1,346

JPMorgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
10.237% due 09/15/2029	13,810	18,477

Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	4,895	5,908
7.336% due 11/15/2039	1,020	1,531

Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
5.989% due 11/15/2030	40,000	49,702
6.089% due 11/15/2040	40,000	51,598
6.548% due 11/15/2031	27,525	34,640
6.648% due 11/15/2039	80,000	104,711
7.134% due 11/15/2030	3,700	4,381

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2023	14,850	17,147
5.000% due 11/15/2027	20,400	23,405
5.000% due 11/15/2029	10,000	11,762
5.000% due 11/15/2042	1,635	1,835

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.700% due 01/01/2043	1,300	893

New York City, New York General Obligation Bonds, (BABs), Series 2009
5.206% due 10/01/2031	3,000	3,499
5.985% due 12/01/2036	16,860	21,340
6.435% due 12/01/2035	4,900	5,736

New York City, New York General Obligation Bonds, (BABs), Series 2010
5.517% due 10/01/2037	3,600	4,465
5.817% due 10/01/2031	2,500	2,849
5.968% due 03/01/2036	47,580	61,618
6.246% due 06/01/2035	38,255	44,560
6.271% due 12/01/2037	4,000	5,334
6.646% due 12/01/2031	13,800	16,738

New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	190	240

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

New York City, New York General Obligation Bonds, Series 2011
5.000% due 10/01/2029	$10,000	$11,896

New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2024	15,000	18,544
5.000% due 08/01/2025	10,000	12,293

New York City, New York General Obligation Notes, Series 2012
5.000% due 08/01/2021	13,800	17,211

New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	105,301	134,396
5.790% due 06/15/2041	65,285	74,117
6.124% due 06/15/2042	75,000	86,808
6.282% due 06/15/2042	52,100	61,335
6.491% due 06/15/2042	18,000	21,272

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038	42,900	48,645

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2012
5.000% due 06/15/2045	64,550	73,794

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2012
5.000% due 07/15/2025	14,820	18,133
5.000% due 07/15/2028	13,995	16,866

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	70,000	87,482
5.572% due 11/01/2038	60,100	75,077
5.808% due 08/01/2030	20,000	23,136
5.932% due 11/01/2036	22,900	26,285

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	10,000	12,119

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 11/01/2023	11,470	14,429
5.000% due 11/01/2024	13,345	16,706
5.000% due 08/01/2025	12,350	15,305
5.000% due 11/01/2025	23,000	28,604
5.000% due 11/01/2026	30,000	36,975
5.000% due 11/01/2027	47,510	58,222
5.000% due 02/01/2028	10,000	12,105
5.000% due 11/01/2028	28,325	34,711
5.000% due 05/01/2029	28,000	33,876
5.000% due 11/01/2029	27,930	34,060
5.000% due 02/01/2030	32,655	39,018
5.000% due 05/01/2030	5,000	5,997
5.000% due 02/01/2031	28,785	34,211
5.000% due 11/01/2032	2,335	2,790
5.000% due 05/01/2039	59,395	68,311
5.000% due 02/01/2042	23,000	26,315

New York Counties Tobacco Trust Revenue Bonds, Series 2001
5.625% due 06/01/2035	8,000	7,370

New York Counties Tobacco Trust Revenue Bonds, Series 2005
6.000% due 06/01/2027	14,770	14,212

New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	28,500	34,938

14	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	$50,200	$59,334

New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	14,000	16,493

New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 08/15/2026	5,000	6,104

New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 07/01/2023	1,335	1,666
5.000% due 03/15/2024	26,675	33,093
5.000% due 12/15/2024	25,635	32,160
5.000% due 03/15/2025	28,005	34,528
5.000% due 07/01/2025	2,500	3,069
5.000% due 12/15/2025	20,000	24,946
5.000% due 07/01/2026	2,500	3,052
5.000% due 12/15/2026	52,980	65,972
5.000% due 03/15/2027	30,875	37,597
5.000% due 07/01/2027	3,170	3,848
5.000% due 12/15/2027	50,000	61,647
5.000% due 03/15/2028	31,920	38,719
5.000% due 07/01/2028	2,500	3,023
5.000% due 12/15/2028	90,230	110,790
5.000% due 07/01/2029	2,250	2,708
5.000% due 12/15/2029	54,145	66,154
5.000% due 03/15/2030	34,185	40,925
5.000% due 12/15/2030	29,475	35,688
5.000% due 03/15/2031	26,540	31,601
5.000% due 06/15/2031	9,000	10,834
5.000% due 03/15/2035	14,130	16,440
5.000% due 03/15/2042	25,515	29,302

New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,291

New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 03/15/2028	25,470	30,752
5.000% due 03/15/2029	10,000	12,020
5.000% due 04/01/2029	10,000	12,036
5.000% due 03/15/2030	15,000	17,818
5.000% due 03/15/2031	13,060	15,434

New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	54,100	66,552

Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	405	517

Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	91,085	114,197

Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	9,200	10,373

Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062 (c)	55,000	55,408

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2011
5.000% due 01/01/2027	12,700	15,470

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2023	20,000	25,219
5.000% due 11/15/2024	31,420	39,359
5.000% due 11/15/2027	6,000	7,418

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

TSASC, Inc. New York Revenue Bonds, Series 2006
5.000% due 06/01/2034	$23,000	$18,208

Ulster County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.000% due 09/15/2037	1,225	884

		3,043,928

NORTH CAROLINA 0.0%

North Carolina Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	1,000

North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 04/01/2038	1,500	1,571

North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2042	12,000	13,538

North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	36,300	42,342

		58,451

OHIO 0.4%

American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	85,277	103,117

American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	58,900	68,805
7.834% due 02/15/2041	17,400	24,580
8.084% due 02/15/2050	218,460	319,026

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	11,000	8,784
5.875% due 06/01/2030	13,800	11,412
5.875% due 06/01/2047	376,000	303,541
6.500% due 06/01/2047	16,900	14,951

Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	2,980	3,581

Ohio Higher Educational Facility Commission Revenue Bonds, Series 2012
5.000% due 01/01/2038	4,100	4,616

Ohio State University Revenue Bonds, (BABs), Series 2010
4.910% due 06/01/2040	65	77

Princeton City School District, Ohio General Obligation Bonds, (BABs), Series 2010
6.390% due 12/01/2047	20,000	22,747

Student Loan Funding Corp., Ohio Revenue Bonds, (AMBAC Insured), Series 1995
0.245% due 06/01/2025	13,600	12,688
0.263% due 06/01/2025	15,400	14,367
0.280% due 06/01/2025	15,400	14,367
0.298% due 06/01/2025	23,600	22,017

University of Toledo, Ohio Revenue Bonds, (BABs), Series 2009
7.100% due 06/01/2026	5,000	5,719
7.875% due 06/01/2031	7,000	8,098

		962,493

OREGON 0.0%

Oregon State Department of Administrative Services Certificates of Participation Bonds, (BABs), Series 2010
6.130% due 05/01/2030	16,025	18,025
6.180% due 05/01/2035	18,170	19,903

		37,928

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
PENNSYLVANIA 0.1%

Commonwealth of Pennsylvania General Obligation Bonds, Series 2012
5.000% due 06/01/2025	$34,740	$43,232
5.000% due 06/01/2027	28,010	34,418

Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	500	528

Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2012
3.125% due 02/15/2024	3,825	3,836
5.000% due 02/15/2026	5,390	6,400
5.000% due 02/15/2027	4,625	5,489

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	33,000	40,414

Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	900	1,137

Pennsylvania Turnpike Commission Revenue Bonds, Series 2012
5.000% due 12/01/2042	22,150	25,111

School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	7,000	8,375
6.765% due 06/01/2040	25,000	30,942

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	335	343

		200,225

PUERTO RICO 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	51,800	7,266
0.000% due 08/01/2054	77,000	6,288

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2007
0.000% due 08/01/2056	21,600	1,558

		15,112

RHODE ISLAND 0.0%

Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	189

SOUTH CAROLINA 0.0%

South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2012
0.000% due 11/15/2047	229	9
6.000% due 11/15/2042	535	396

South Carolina State Public Service Authority Revenue Bonds, Series 2012
5.000% due 12/01/2043	60,000	68,058

		68,463

TENNESSEE 0.0%

Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	6,025	7,191

Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037 ^	289	3

Tennessee State School Bond Authority Revenue Bonds, Series 2012
5.000% due 05/01/2031	8,285	10,000
5.000% due 05/01/2039	5,500	6,435

		23,629

See Accompanying Notes	15

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
TEXAS 0.2%

Austin Trust, Texas Revenue Bonds, Series 2008
8.823% due 08/15/2030	$6,595	$7,879

Austin, Texas Water & Wastewater System Revenue Bonds, Series 2012
5.000% due 11/15/2028	12,755	15,577
5.000% due 11/15/2037	10,000	11,696

Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	30,000	32,784

City Public Service Board of San Antonio, Texas Revenue Bonds, Series 2012
5.250% due 02/01/2024	53,750	70,295

Cypress-Fairbanks Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2006
8.899% due 02/15/2014	6,500	7,762

Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
5.999% due 12/01/2044	140	193

Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	132,400	160,886

Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
6.171% due 08/15/2034	500	591

Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	5,000	6,322
5.000% due 10/01/2024	4,015	5,039

El Paso County, Texas General Obligation Bonds, Series 2012
5.000% due 02/15/2027	5,000	5,938

Houston, Texas General Obligation Bonds, Series 2009
5.000% due 03/01/2021	10,000	12,064

North Texas Higher Education Authority Revenue Bonds, Series 2011
1.561% due 04/01/2040	12,229	12,432

North Texas Municipal Water District Revenue Bonds, Series 2012
5.000% due 09/01/2025	17,025	20,959
5.000% due 09/01/2028	20,180	24,462
5.000% due 09/01/2029	21,305	25,707

North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	75	102

North Texas Tollway Authority Revenue Bonds, (BABs), Series 2010
8.410% due 02/01/2030	18,600	21,992
8.910% due 02/01/2030	20,000	23,356

San Antonio, Texas General Obligation Bonds, (BABs), Series 2010
6.038% due 08/01/2040	10,500	12,093

San Antonio, Texas General Obligation Bonds, Series 2012
5.000% due 02/01/2024	2,500	3,156

San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	9,600	12,495
6.308% due 02/01/2037	40,400	45,857

Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2019	10,000	7,875
0.000% due 08/15/2025	19,990	11,290

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Texas Transportation Commission Revenue Bonds, Series 2010
5.178% due 04/01/2030	$44,550	$54,097

Victoria, Texas General Obligation Bonds, (BABs), Series 2009
6.124% due 08/15/2030	5,000	5,703

		618,602

UTAH 0.0%

Utah County, Utah Revenue Bonds, Series 2007
5.875% due 06/15/2037	1,320	1,316

Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	250	218

Utah Transit Authority Revenue Bonds, (BABs), Series 2010
5.705% due 06/15/2040	700	830

		2,364

VIRGINIA 0.0%

Virginia College Building Authority Revenue Bonds, Series 2012
5.000% due 02/01/2026	15,340	19,002

Virginia Commonwealth Transportation Board Revenue Bonds, Series 2012
5.000% due 05/15/2029	23,835	29,151

		48,153

WASHINGTON 0.1%

Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2012
5.000% due 11/01/2024	3,000	3,756
5.000% due 02/01/2025	5,000	6,165
5.000% due 11/01/2025	2,500	3,107
5.000% due 02/01/2026	11,630	14,263
5.000% due 11/01/2028	3,725	4,557

King County, Washington General Obligation Bonds, Series 2012
5.000% due 01/01/2027	10,160	12,482

Port of Seattle, Washington Revenue Bonds, Series 2009
7.000% due 05/01/2036	11,820	14,078

Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2012
5.000% due 06/01/2026	15,315	18,819

Seattle, Washington Revenue Bonds, Series 2012
5.000% due 09/01/2027	10,025	12,247

Spokane County, Washington Wastewater System Revenue Bonds, (BABs), Series 2009
6.474% due 12/01/2029	8,000	9,350

Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032	7,150	7,430

Washington Biomedical Research Facilities Revenue Bonds, (BABs), Series 2010
6.516% due 07/01/2042	1,000	1,377

Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,000	1,234

Washington State General Obligation Bonds, Series 2009
5.000% due 01/01/2025	6,500	7,848

Washington State General Obligation Bonds, Series 2011
5.000% due 08/01/2025	11,120	13,635
5.000% due 08/01/2028	12,235	14,817

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Washington State General Obligation Bonds, Series 2012
5.000% due 08/01/2024	$11,525	$14,444
5.000% due 07/01/2025	14,250	17,661
5.000% due 08/01/2025	12,115	15,050
5.000% due 07/01/2026	43,130	53,200
5.000% due 08/01/2026	12,745	15,744
5.000% due 08/01/2027	8,395	10,304
5.000% due 08/01/2028	11,575	14,139

Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	10,200	10,216

Washington State Housing Finance Commission Revenue Notes, Series 2007
5.250% due 01/01/2017	1,500	1,551

Washington State Revenue Bonds, Series 2012
5.000% due 09/01/2023	33,755	42,061

		339,535

WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	163,090	124,885

WISCONSIN 0.1%

Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, Series 2007
5.650% due 08/01/2037 ^	1,250	450

Wisconsin State General Obligation Bonds, Series 2012
5.000% due 05/01/2023	7,035	8,684
5.000% due 05/01/2024	7,970	9,919
5.000% due 05/01/2025	11,160	13,600

Wisconsin State Revenue Bonds, (AGM Insured), Series 2008
5.050% due 05/01/2018	82,300	95,958

		128,611

Total Municipal Bonds & Notes (Cost $12,229,536)		13,954,696

U.S. GOVERNMENT AGENCIES 47.7%

Bolivia Government AID Bond
0.000% due 02/01/2019	3,042	2,932

Fannie Mae
0.000% due 06/01/2017 - 10/09/2019	142,499	135,706
0.000% due 04/25/2018 - 03/25/2036 (b)	7,683	7,422
0.277% due 07/25/2037	543	522
0.317% due 01/25/2021	105	105
0.337% due 03/25/2034	185	184
0.347% due 03/25/2036	4,922	4,607
0.367% due 08/25/2034	172	170
0.417% due 05/25/2035 - 10/27/2037	102,952	102,457
0.457% due 06/25/2032	29	29
0.467% due 03/25/2035 - 05/25/2037	232	233
0.517% due 12/25/2028 - 03/25/2037	8,677	8,719
0.527% due 04/25/2037	145,328	145,961
0.537% due 06/25/2037	26	26
0.567% due 08/25/2033 - 03/25/2044	63,155	63,419
0.577% due 03/25/2037	205	206
0.597% due 07/25/2037	6,333	6,371
0.617% due 06/25/2029 - 11/25/2036	11,003	10,978
0.620% due 04/18/2028	100	101
0.627% due 09/25/2035	38,266	38,495

16	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.662% due 02/25/2037	$29,868	$30,045
0.667% due 10/25/2030 - 12/25/2041	115,820	116,842
0.669% due 08/25/2021 - 03/25/2022	16	16
0.670% due 10/18/2030	621	626
0.717% due 03/25/2017 - 04/25/2038	95,046	95,814
0.770% due 12/18/2031	193	196
0.797% due 08/25/2037 - 06/25/2041	42,669	43,005
0.817% due 05/25/2030	167	168
0.819% due 11/25/2013 - 08/25/2022	20	20
0.847% due 05/25/2040	7,415	7,506
0.867% due 05/25/2030	167	168
0.869% due 10/25/2023 - 03/25/2024	1,498	1,520
0.875% due 08/28/2017	84,900	85,430
0.917% due 10/25/2037 - 06/25/2040	46,403	46,813
0.937% due 06/25/2037	21,375	21,584
0.947% due 06/25/2040	123,132	124,216
0.957% due 03/25/2040	12,357	12,524
0.967% due 03/25/2038 - 06/25/2040	58,140	58,744
0.976% due 11/01/2021	6,000	6,058
1.019% due 01/25/2022	22	22
1.037% due 12/25/2039	3,071	3,121
1.049% due 01/25/2022	55	56
1.069% due 12/25/2021	25	26
1.117% due 04/25/2032	33	34
1.125% due 04/27/2017	946,000	964,580
1.219% due 04/25/2023	174	178
1.250% due 10/26/2016 - 01/30/2017	443,100	455,331
1.348% due 07/01/2042 - 10/01/2044	39,745	40,619
1.349% due 12/01/2044	4,098	4,167
1.375% due 01/01/2021	9	10
1.381% due 04/01/2027	33	35
1.398% due 09/01/2041	13,461	13,881
1.548% due 10/01/2030 - 10/01/2040	4,597	4,749
1.750% due 02/01/2022	96	97
1.767% due 05/01/2023	113	115
1.875% due 03/01/2019 - 12/01/2020	961	1,003
1.927% due 02/01/2023	51	51
1.953% due 06/01/2023	73	74
1.959% due 09/01/2014	5	6
1.980% due 06/01/2035	1,302	1,375
1.989% due 09/01/2022	83	86
2.042% due 06/01/2021	247	260
2.043% due 04/01/2027	33	36
2.050% due 11/01/2023	26	27
2.053% due 11/01/2035	2,767	2,910
2.059% due 08/01/2025	727	779
2.107% due 10/01/2034	1,544	1,629
2.110% due 05/01/2024	11	11
2.113% due 05/01/2030	9	9
2.143% due 09/01/2035	106	112
2.146% due 10/01/2024	50	51
2.155% due 03/01/2035	52	55
2.160% due 06/01/2030	40	41
2.168% due 07/01/2024	203	208
2.170% due 11/01/2023	16	16
2.177% due 11/01/2034	1,947	2,049
2.184% due 10/01/2034	306	323
2.189% due 02/01/2035	2,774	2,950

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.190% due 12/01/2023 - 11/01/2025	$232	$244
2.197% due 11/01/2034	1,454	1,534
2.200% due 08/01/2032	40	41
2.207% due 11/01/2035	324	342
2.220% due 07/01/2026 - 05/01/2036	7,524	7,986
2.224% due 12/01/2034	173	183
2.230% due 09/01/2023	114	118
2.235% due 11/01/2035	10,737	11,341
2.245% due 03/01/2025 - 01/01/2035	10,798	11,452
2.249% due 12/01/2034	161	170
2.250% due 09/01/2024 - 12/01/2025	212	219
2.255% due 08/01/2027 - 09/01/2033	1,100	1,176
2.256% due 07/01/2019 - 07/01/2035	187	196
2.257% due 04/01/2034	12	13
2.260% due 08/01/2033	19	21
2.265% due 09/01/2029	4	4
2.267% due 12/01/2022	20	21
2.272% due 02/01/2034	54	58
2.277% due 09/01/2033	40	41
2.280% due 12/01/2033	796	831
2.283% due 12/01/2034	56	60
2.287% due 01/01/2035	6,750	7,143
2.291% due 02/01/2035	2,620	2,800
2.292% due 05/01/2025 - 01/01/2026	253	269
2.295% due 06/01/2015	42	42
2.300% due 10/01/2024 - 01/01/2036	10,467	11,151
2.301% due 10/01/2034	1,501	1,602
2.302% due 08/01/2026	83	89
2.303% due 07/01/2021	19	21
2.310% due 08/01/2022 - 07/01/2035	75,310	77,532
2.312% due 11/01/2025	379	407
2.315% due 11/01/2023	119	120
2.316% due 06/01/2035	7,747	8,222
2.320% due 06/01/2023	16	16
2.325% due 12/01/2023 - 06/01/2025	226	237
2.334% due 02/01/2035	388	411
2.337% due 12/01/2034	1,127	1,199
2.338% due 05/01/2026	31	33
2.340% due 11/01/2025	20	20
2.343% due 04/01/2027 - 10/01/2034	2,718	2,901
2.345% due 07/01/2026	9	10
2.352% due 09/01/2035	465	492
2.356% due 07/01/2020	52	53
2.366% due 10/01/2020	13	13
2.368% due 11/01/2019	33	34
2.369% due 11/01/2032	58	62
2.374% due 12/01/2024	10	10
2.375% due 04/01/2017 - 03/01/2024	22	22
2.382% due 09/01/2035	1,289	1,376
2.385% due 06/01/2035	4,820	5,154
2.386% due 09/01/2024	75	76
2.389% due 09/01/2034	897	947
2.390% due 03/01/2033 - 04/01/2036	320	339
2.395% due 12/01/2025	240	259
2.404% due 05/01/2030	7	7
2.415% due 08/01/2035	32	34
2.419% due 02/01/2028	35	38

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.421% due 09/01/2035	$5,133	$5,502
2.425% due 08/01/2031	114	116
2.426% due 09/01/2035	6,024	6,369
2.427% due 10/01/2035	1,251	1,339
2.430% due 01/25/2019	45,000	47,980
2.437% due 01/01/2035	1,313	1,390
2.439% due 11/01/2034	45	48
2.440% due 06/01/2025 - 11/01/2025	341	361
2.446% due 11/01/2035	7,628	8,166
2.450% due 10/01/2027 - 08/01/2035	319	339
2.460% due 08/01/2022 - 03/01/2026	17,844	18,528
2.466% due 10/01/2019 - 12/01/2033	439	470
2.475% due 05/01/2022	6	6
2.492% due 11/01/2034	3,281	3,524
2.500% due 02/01/2024 - 11/01/2027	1,070,992	1,125,385
2.505% due 12/01/2034	68	73
2.521% due 05/01/2034 - 12/01/2034	429	458
2.527% due 11/01/2034	1,303	1,394
2.528% due 09/01/2035	51	54
2.530% due 10/01/2022	18,000	18,730
2.538% due 06/01/2033	83	88
2.541% due 10/01/2023	16	17
2.543% due 01/01/2036	481	517
2.555% due 07/01/2017 - 12/01/2023	444	459
2.565% due 09/01/2021	8	9
2.585% due 11/01/2023	13	13
2.587% due 05/01/2035	181	193
2.588% due 11/01/2035	712	763
2.593% due 12/01/2036	84	91
2.594% due 06/01/2035	1,249	1,337
2.606% due 09/01/2034 - 09/01/2035	13,392	14,351
2.609% due 02/01/2035	2,669	2,862
2.612% due 09/01/2035 - 12/01/2035	1,178	1,262
2.613% due 08/01/2027	72	78
2.633% due 12/01/2030	12	13
2.639% due 09/01/2017	300	310
2.642% due 04/01/2018	102	107
2.643% due 07/01/2033	12	12
2.649% due 07/01/2034	20	22
2.657% due 12/01/2027	234	252
2.658% due 10/01/2026	9	9
2.660% due 08/01/2022	5,250	5,516
2.665% due 07/01/2022	5,983	6,299
2.667% due 02/01/2035	2,277	2,442
2.670% due 08/01/2022 - 02/01/2035	23,492	24,757
2.675% due 05/25/2035	18,416	19,698
2.676% due 12/01/2033 - 03/01/2034	6,301	6,744
2.680% due 02/01/2022	27,705	29,117
2.688% due 05/01/2033	179	191
2.694% due 06/01/2034	17	17
2.719% due 07/01/2035	54	58
2.720% due 03/01/2033 - 07/01/2035	2,144	2,299
2.721% due 03/01/2035	986	1,056
2.722% due 04/01/2026 - 01/01/2037	172	183
2.725% due 12/01/2026	11	12
2.726% due 08/01/2035	861	925
2.738% due 08/01/2035	2,398	2,577

See Accompanying Notes	17

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.739% due 05/01/2035	$16,758	$17,914
2.740% due 08/01/2022	12,200	12,895
2.745% due 04/01/2034	205	218
2.750% due 07/01/2022	3,880	4,105
2.750% due 08/01/2022	7,700	8,086
2.751% due 12/01/2017	368	384
2.752% due 05/01/2037	27	29
2.753% due 11/01/2024	965	1,014
2.758% due 08/01/2035	5,557	5,973
2.770% due 06/01/2022	14,437	15,309
2.780% due 06/01/2022 - 08/01/2022	15,556	16,493
2.783% due 07/01/2034	2,948	3,155
2.785% due 02/01/2035	56	60
2.790% due 07/01/2022	4,489	4,762
2.797% due 11/01/2031	112	113
2.800% due 07/01/2022 - 08/01/2022	12,228	12,984
2.802% due 05/01/2035	8,999	9,636
2.810% due 08/01/2035 - 02/01/2036	784	843
2.819% due 04/01/2024	187	188
2.820% due 04/01/2022 - 07/01/2022	24,139	25,699
2.830% due 07/01/2022 - 03/01/2035	3,791	4,029
2.840% due 06/01/2035	107	115
2.849% due 01/01/2037	189	202
2.850% due 05/01/2022	2,181	2,326
2.870% due 03/01/2022 - 09/01/2027	209,180	213,714
2.875% due 01/01/2018 - 11/01/2027	89	94
2.884% due 05/01/2035	3,368	3,616
2.898% due 08/01/2023	41	42
2.900% due 05/01/2022	6,800	7,277
2.915% due 07/01/2035	1,924	2,066
2.920% due 03/01/2022 - 06/01/2022	27,700	29,502
2.940% due 06/01/2022	8,468	9,085
2.944% due 05/01/2014	17	18
2.946% due 03/01/2036	336	362
2.960% due 05/01/2022 - 07/01/2022	6,950	7,451
2.975% due 06/01/2019	1	1
2.982% due 09/01/2019	407	423
2.990% due 06/01/2022	17,000	18,191
3.000% due 12/01/2021 - 11/01/2042	7,214,803	7,623,777
3.018% due 04/01/2024	13	13
3.040% due 04/01/2022	3,218	3,328
3.043% due 05/01/2022	8,946	9,678
3.050% due 10/01/2020	22	22
3.053% due 02/01/2028	325	337
3.120% due 04/01/2022 - 04/01/2035	8,683	9,384
3.125% due 08/01/2024	79	80
3.137% due 02/01/2021	43	44
3.140% due 11/01/2021	8,700	9,482
3.141% due 08/01/2027	508	547
3.192% due 06/01/2035	900	965
3.220% due 07/01/2019	6	6
3.241% due 02/01/2021	36	37
3.250% due 10/01/2024	4	4
3.272% due 02/01/2033	1	1
3.330% due 11/01/2021 - 12/01/2021	35,950	39,594
3.332% due 10/01/2027	132	138
3.380% due 11/01/2021	1,088	1,199
3.420% due 11/01/2021	5,556	6,003
3.427% due 05/01/2023	176	181

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.430% due 03/01/2022	$69,543	$77,512
3.445% due 12/01/2017	3	3
3.500% due 07/01/2013 - 11/01/2042	27,220,467	29,127,365
3.516% due 09/01/2021	6	6
3.570% due 11/01/2021	2,882	3,195
3.676% due 07/01/2024	77	81
3.750% due 01/01/2020	6	6
3.918% due 04/01/2038	19	21
3.930% due 06/01/2022	25	25
3.980% due 07/01/2021	45,500	51,100
4.000% due 03/01/2013 - 11/01/2042	40,824,945	44,014,611
4.014% due 08/01/2022	629	639
4.192% due 03/01/2023	113	116
4.250% due 05/01/2016	11,932	13,088
4.268% due 09/01/2037	82	89
4.295% due 11/01/2021	34	34
4.312% due 09/01/2028	149	156
4.375% due 03/01/2023	67	71
4.383% due 02/01/2020	24	24
4.398% due 02/01/2028	21	22
4.478% due 10/01/2035	861	921
4.500% due 01/01/2013 - 11/01/2042	17,680,720	19,195,924
4.501% due 07/01/2019	33,886	39,451
4.502% due 12/01/2036	605	643
4.627% due 09/01/2034	593	643
4.727% due 11/01/2012	21	21
4.762% due 09/01/2035	824	882
4.826% due 04/01/2013	20	20
4.856% due 02/01/2013	133	134
4.870% due 05/01/2013	119	121
4.887% due 02/01/2013	134	134
4.992% due 03/01/2024	16	16
5.000% due 02/13/2017 - 10/01/2042	4,469,275	4,919,509
5.022% due 05/01/2035	152	164
5.025% due 11/01/2022	14	14
5.032% due 06/01/2035	1,229	1,325
5.062% due 10/01/2035	978	1,054
5.105% due 07/01/2035	596	645
5.121% due 09/01/2035	1,804	1,948
5.133% due 11/01/2035	1,703	1,841
5.137% due 09/01/2035	575	621
5.142% due 11/01/2035	1,056	1,140
5.150% due 08/01/2035	1,321	1,428
5.152% due 02/01/2016	173	195
5.158% due 08/01/2035	1,270	1,373
5.178% due 09/01/2035	23	25
5.184% due 07/01/2035	1,062	1,148
5.220% due 12/01/2035	204	221
5.226% due 06/01/2029	40	42
5.228% due 12/01/2035	1,000	1,082
5.241% due 07/01/2035	730	790
5.242% due 10/01/2035	2,265	2,452
5.246% due 11/01/2035	4	4
5.258% due 08/01/2035	1,358	1,471
5.274% due 10/01/2035	1,229	1,331
5.286% due 09/01/2035	1,513	1,636
5.287% due 10/01/2035	1,532	1,657
5.290% due 11/25/2033	236	243
5.310% due 08/25/2033	1,160	1,191
5.332% due 01/01/2036	1,314	1,420
5.340% due 11/01/2035	1,710	1,853
5.352% due 11/01/2035	2,016	2,185
5.353% due 01/01/2036	23	25
5.370% due 08/25/2043	1,166	1,202
5.375% due 06/12/2017	144,200	175,021

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.387% due 10/01/2035	$436	$472
5.500% due 06/01/2017 - 11/01/2042	4,820,679	5,310,162
5.531% due 03/01/2036	1,377	1,496
5.547% due 12/01/2035	880	957
5.609% due 03/01/2036	811	873
5.633% due 02/01/2036	1,535	1,670
5.637% due 02/01/2036	170	183
5.669% due 03/01/2023	301	325
5.686% due 03/01/2036	1,682	1,833
5.693% due 01/01/2036	684	734
5.720% due 04/01/2036	4	5
5.750% due 12/20/2027 - 08/25/2034	1,665	1,837
5.790% due 10/01/2017 - 09/01/2037	385	449
5.794% due 06/01/2036	248	270
5.795% due 03/01/2036	1,300	1,418
5.884% due 06/25/2037 (a)	4,015	585
5.926% due 09/01/2036	1	1
5.996% due 09/01/2036	14	15
6.000% due 04/01/2013 - 10/25/2044	3,676,491	4,078,098
6.034% due 05/25/2037 - 06/25/2037 (a)	6,734	1,051
6.160% due 08/01/2017	146	166
6.215% due 12/25/2042	18,931	21,946
6.250% due 07/01/2024 - 02/25/2029	895	1,027
6.290% due 02/25/2029	500	567
6.300% due 10/17/2038	2,966	3,232
6.334% due 07/25/2036 (a)	3,208	497
6.384% due 06/25/2037 (a)	3,479	492
6.434% due 07/25/2037 (a)	4,372	616
6.492% due 10/25/2042	21,432	24,381
6.500% due 04/01/2013 - 02/25/2047	84,838	97,070
6.697% due 03/25/2042	4,939	5,008
6.750% due 10/25/2023	161	189
6.900% due 05/25/2023	23	26
7.000% due 09/01/2013 - 01/25/2048	12,878	14,707
7.019% due 08/25/2037	305	335
7.250% due 01/01/2023	344	386
7.284% due 09/25/2038 (a)	2,167	353
7.375% due 05/25/2022	523	618
7.500% due 06/01/2013 - 07/25/2041	4,388	4,929
7.750% due 01/25/2022	701	778
7.780% due 01/01/2018	1,875	2,067
7.800% due 10/25/2022 - 06/25/2026	129	155
8.000% due 06/01/2015 - 08/01/2032	10,543	12,843
8.000% due 08/18/2027 (a)	5	1
8.060% due 04/01/2030	1,580	2,006
8.080% due 04/01/2030	871	982
8.200% due 04/25/2025	1	1
8.239% due 03/25/2039	20	24
8.490% due 06/01/2025	759	871
8.500% due 06/01/2017 - 07/01/2037	2,404	2,894
8.500% due 01/01/2018 (a)	2	0
8.750% due 01/25/2021	101	115
9.000% due 04/01/2017 - 11/01/2025	752	885
9.000% due 06/25/2022 (a)	23	5
9.250% due 04/25/2018	9	10
9.300% due 05/25/2018 - 08/25/2019	31	35
9.500% due 01/01/2018 - 03/01/2026	381	441

18	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
9.585% due 09/25/2028	$128	$138
10.000% due 11/01/2013 - 05/01/2022	65	69
10.500% due 11/01/2013 - 04/01/2022	4	4
11.000% due 11/01/2013 - 11/01/2020	42	47
11.500% due 08/20/2016 - 11/01/2019	1	1
903.213% due 08/25/2021 (a)	0	3
1,000.000% due 04/25/2022	0	5

Farmer Mac
6.775% due 01/25/2013	264	262

FDIC Structured Sale Guaranteed Notes
0.732% due 11/29/2037	15,849	15,809
2.980% due 12/06/2020	7,782	8,200

Federal Housing Administration
1.000% due 12/01/2018 - 08/01/2020	2,272	2,268
6.896% due 07/01/2020	5,370	5,262
6.960% due 05/01/2016	42	41
7.110% due 05/01/2019	972	954
7.315% due 08/01/2019	2,636	2,594
7.350% due 04/01/2019	38	37
7.375% due 02/01/2018	100	98
7.400% due 01/25/2020	540	531
7.430% due 10/01/2018 - 05/01/2024	3,517	3,472
7.430% due 12/01/2018 ^	278	275
7.450% due 05/01/2021	1,789	1,766
7.460% due 01/01/2023	40	39
7.465% due 11/01/2019	1,343	1,326
7.580% due 12/01/2040	6,902	6,821

Freddie Mac
0.000% due 10/15/2033 (b)	192	192
0.257% due 12/25/2036	9,826	9,764
0.371% due 07/15/2019 - 08/15/2019	8,467	8,482
0.461% due 05/15/2036	32	32
0.471% due 07/15/2034	589	590
0.477% due 08/25/2031	481	470
0.521% due 02/15/2037	22	23
0.561% due 02/15/2037	128	129
0.571% due 12/15/2029 - 12/15/2030	141	141
0.621% due 06/15/2018 - 05/15/2037	35,004	35,216
0.671% due 06/15/2023 - 12/15/2031	220	221
0.721% due 06/15/2030 - 12/15/2032	231	234
0.791% due 06/15/2041 - 07/15/2041	63,631	64,087
0.801% due 05/15/2032 - 07/15/2037	28,506	28,878
0.831% due 07/15/2037	2,008	2,027
0.891% due 08/15/2037	14,029	14,169
0.921% due 08/15/2037	4,770	4,826
0.931% due 10/15/2037	8,023	8,107
0.941% due 05/15/2037 - 09/15/2037	5,814	5,868
0.971% due 08/15/2036	246	249
1.000% due 03/08/2017 - 09/29/2017	2,416,800	2,449,699
1.071% due 11/15/2039	140	143
1.217% due 05/25/2043	8,907	8,828
1.250% due 05/12/2017 - 02/15/2021	504,210	513,209
1.250% due 10/02/2019 (c)	698,900	697,453
1.306% due 10/25/2044	11,538	11,638
1.348% due 02/25/2045	28,224	27,553

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.380% due 10/25/2023	$116	$115
1.511% due 07/25/2044	4,861	4,970
1.594% due 01/01/2022	53	54
1.625% due 04/01/2017 - 06/01/2017	3	3
1.696% due 12/25/2018 (a)	294,760	23,973
1.750% due 05/30/2019	586,000	608,043
1.870% due 10/25/2023	582	602
1.875% due 12/01/2016	56	57
1.897% due 06/01/2022	8	8
2.040% due 10/01/2022	30	30
2.125% due 02/01/2018	44	44
2.160% due 06/01/2033	245	260
2.171% due 07/01/2023	41	41
2.198% due 10/01/2023	34	36
2.210% due 07/01/2020	94	95
2.222% due 07/01/2032	2	2
2.235% due 07/01/2022	74	75
2.238% due 12/01/2022	9	9
2.250% due 01/01/2019	1	1
2.265% due 05/01/2020 - 11/01/2026	242	253
2.288% due 11/01/2023	126	132
2.302% due 04/01/2025	2	2
2.308% due 04/01/2024	375	402
2.311% due 04/01/2025	63	65
2.314% due 06/01/2021	216	230
2.315% due 07/01/2024	59	62
2.317% due 08/01/2023	73	76
2.318% due 06/01/2022	273	278
2.320% due 02/01/2037	23	24
2.322% due 06/01/2022	71	72
2.331% due 06/01/2024	260	277
2.332% due 09/01/2028	2	2
2.339% due 02/01/2025	12	13
2.347% due 07/01/2024	47	50
2.352% due 10/01/2026	275	294
2.354% due 08/01/2023	297	307
2.361% due 02/01/2023 - 05/01/2023	93	96
2.365% due 08/01/2023 - 11/01/2023	287	297
2.366% due 05/01/2022	12	13
2.367% due 01/01/2034	3,477	3,644
2.368% due 04/01/2029	97	102
2.369% due 07/01/2025 - 11/01/2035	14,154	14,819
2.375% due 01/13/2022 - 08/01/2035	1,263,478	1,329,001
2.383% due 09/01/2023	395	422
2.384% due 05/01/2023	45	46
2.393% due 05/01/2023	72	73
2.396% due 10/01/2024	64	69
2.398% due 09/01/2023	23	23
2.409% due 10/01/2023	214	225
2.421% due 09/01/2035	79	84
2.428% due 02/01/2026	334	357
2.431% due 08/01/2023	640	680
2.467% due 10/01/2035	524	562
2.470% due 10/01/2024	16	17
2.472% due 03/01/2035	1,344	1,426
2.480% due 02/01/2021	5	5
2.481% due 12/01/2026	391	403
2.482% due 07/01/2027 - 01/01/2028	37	39
2.494% due 09/01/2023	238	254
2.498% due 10/01/2035	13,130	13,928
2.500% due 12/01/2023	97	103
2.522% due 10/01/2035	10,604	11,245
2.525% due 06/01/2020	54	55

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.533% due 07/01/2030	$575	$597
2.538% due 10/01/2023	73	77
2.551% due 04/01/2036	847	911
2.560% due 01/01/2024	23	24
2.564% due 09/01/2023	114	115
2.579% due 09/01/2035	5,743	6,155
2.585% due 09/01/2035	39	42
2.609% due 03/01/2024	175	185
2.625% due 04/01/2023 - 03/01/2035	163	174
2.626% due 10/01/2035	12,547	13,324
2.627% due 08/01/2023	35	36
2.628% due 11/01/2035	9,673	10,270
2.645% due 01/01/2035	200	205
2.665% due 01/01/2037	159	171
2.670% due 06/01/2030	336	359
2.703% due 08/01/2035	480	516
2.713% due 05/01/2035	17,112	18,346
2.714% due 10/01/2035	22,182	23,728
2.718% due 02/01/2037	18	19
2.726% due 07/01/2019	121	123
2.739% due 06/01/2035	33,098	35,489
2.751% due 02/01/2036	464	494
2.759% due 08/01/2035	177	190
2.760% due 06/01/2037	27	29
2.770% due 07/01/2023	67	68
2.815% due 07/01/2033	12	13
2.825% due 07/01/2035	7,212	7,753
2.840% due 03/01/2035	19	21
2.845% due 05/01/2037	153	164
2.856% due 10/01/2023 - 09/01/2035	281	300
2.870% due 05/01/2037	54	57
2.875% due 09/01/2018 - 07/01/2036	48	49
2.904% due 04/01/2036	6	7
2.919% due 09/01/2037	20	21
2.940% due 07/01/2032	68	73
2.947% due 11/01/2034	456	491
2.955% due 07/01/2035	6,760	7,275
2.970% due 05/01/2021	632	653
2.976% due 05/01/2036	489	523
3.030% due 02/01/2019	21	21
3.075% due 01/01/2019	1	1
3.105% due 05/01/2018	36	38
3.133% due 07/01/2019	2	2
3.141% due 12/01/2018	170	171
3.190% due 08/15/2032	4,082	4,267
3.192% due 03/01/2022	626	670
3.235% due 05/01/2018	97	98
3.250% due 05/01/2023 - 11/15/2025	137	142
3.336% due 04/01/2029	22	22
3.348% due 05/01/2018	131	132
3.350% due 11/15/2025	500	513
3.366% due 03/01/2021	280	284
3.500% due 09/01/2018 - 08/15/2042	19,511	20,023
3.512% due 01/01/2021	24	24
3.750% due 11/15/2017 - 03/27/2019	176,531	206,076
3.794% due 10/01/2020	5	5
4.000% due 09/15/2018 - 10/01/2042	524,202	563,369
4.150% due 06/15/2030	570	590
4.300% due 12/15/2024	1,000	1,007
4.400% due 01/15/2025	650	658
4.500% due 05/01/2013 - 01/01/2042	3,427,676	3,697,438

See Accompanying Notes	19

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.525% due 05/01/2020	$10	$11
4.530% due 01/01/2019	38	38
4.789% due 10/01/2020	106	107
4.977% due 10/01/2035	1,114	1,205
5.000% due 02/01/2013 - 07/01/2040	85,598	93,610
5.059% due 01/01/2036	6	6
5.083% due 10/01/2035	1,745	1,883
5.308% due 12/01/2035	900	974
5.438% due 11/01/2035	783	850
5.477% due 02/01/2038	27	29
5.500% due 10/01/2013 - 07/01/2047	590,952	647,791
5.683% due 03/01/2036	736	802
5.736% due 12/01/2037	113	122
5.841% due 04/01/2036	1,063	1,159
5.950% due 06/15/2028	35,765	40,692
6.000% due 11/01/2012 - 10/01/2042	887,320	979,073
6.029% due 02/15/2038 (a)	2,673	356
6.250% due 12/15/2028	576	648
6.429% due 11/15/2036 (a)	36,039	7,034
6.500% due 12/01/2012 - 10/25/2043	167,023	183,088
6.950% due 07/15/2021 - 08/15/2021	58	65
7.000% due 01/01/2014 - 10/25/2043	23,629	26,978
7.000% due 09/15/2023 (a)	12	2
7.400% due 02/01/2021	426	419
7.500% due 02/01/2016 - 11/01/2037	9,647	10,952
7.645% due 05/01/2025	6,565	7,841
7.800% due 09/15/2020	5	5
8.000% due 11/01/2013 - 06/01/2030	1,761	2,055
8.250% due 06/15/2022	109	126
8.359% due 08/15/2041	8,749	8,979
8.398% due 07/15/2041	8,793	8,896
8.500% due 07/01/2014 - 06/01/2030	1,122	1,298
8.654% due 10/15/2033	247	249
8.729% due 11/15/2033	1,645	1,837
8.750% due 12/15/2020	51	61
8.858% due 05/15/2041	1,005	1,014
8.900% due 11/15/2020	309	349
9.000% due 10/01/2013 - 07/01/2030	340	386
9.000% due 05/01/2022 (a)	2	0
9.250% due 07/01/2017	2	2
9.500% due 09/01/2016 - 12/01/2022	344	388
10.000% due 06/01/2017 - 03/01/2021	16	19
10.500% due 10/01/2017 - 01/01/2021	6	7
11.000% due 07/01/2019 - 05/01/2020	1	1
13.250% due 10/01/2013	14	14
14.000% due 04/01/2016	1	1
20.025% due 05/15/2033	1,184	1,623
37.315% due 08/15/2037	2,444	4,175
884.500% due 01/15/2021 (a)	0	1
1,007.500% due 02/15/2022 (a)	0	2

Ginnie Mae
0.519% due 05/20/2037	53,946	54,166
0.621% due 06/16/2031 - 03/16/2032	332	335

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.671% due 11/16/2029 - 10/16/2030	$320	$324
0.719% due 09/20/2030	120	122
0.721% due 02/16/2030 - 04/16/2032	1,812	1,834
0.771% due 12/16/2025	60	61
0.821% due 02/16/2030	1,349	1,372
0.871% due 02/16/2030	565	575
1.150% due 02/20/2060	48,429	49,303
1.169% due 03/20/2031	93	95
1.467% due 11/16/2043 (a)	176,414	14,540
1.625% due 02/20/2017 - 07/20/2034	53,155	55,260
1.750% due 04/20/2022 - 05/20/2032	18,471	19,247
2.000% due 05/20/2017 - 08/20/2030	11,826	12,339
2.125% due 01/20/2025	12	13
2.500% due 06/20/2021 - 04/20/2041	21,409	22,396
3.000% due 12/20/2018 - 06/20/2025	204	214
3.500% due 12/20/2017 - 12/20/2020	112	118
4.000% due 12/20/2015 - 05/20/2041	4,151	4,516
4.500% due 11/16/2028 - 08/15/2033	3,031	3,361
4.750% due 07/20/2035	2,073	2,405
5.000% due 02/20/2031 - 10/15/2037	520	558
5.196% due 10/16/2037	1,500	1,685
5.244% due 04/16/2038	1,560	1,718
5.500% due 05/20/2017 - 03/16/2034	1,812	2,170
6.000% due 03/15/2013 - 02/15/2040	20,955	23,910
6.250% due 03/16/2029	339	366
6.379% due 08/16/2033 (a)	2,166	472
6.500% due 04/15/2026 - 09/20/2038	27,951	31,813
6.750% due 06/20/2028 - 10/16/2040	13,347	15,196
7.000% due 04/15/2012 - 10/15/2034	3,691	4,213
7.500% due 05/20/2017 - 02/15/2035	4,502	5,102
7.750% due 08/20/2025 - 12/15/2040	1,516	1,623
8.000% due 10/15/2011 - 10/20/2031	802	937
8.250% due 04/15/2020	39	45
8.300% due 06/15/2019	10	12
8.500% due 07/15/2016 - 04/15/2031	570	650
9.000% due 04/20/2016 - 01/15/2031	565	630
9.500% due 09/15/2016 - 12/15/2026	256	274
10.000% due 02/15/2013 - 02/15/2025	163	179
10.250% due 02/20/2019	7	7
10.500% due 12/15/2015 - 09/15/2021	56	58
11.000% due 06/15/2013 - 09/15/2017	2	2
12.000% due 09/20/2013 - 05/15/2016	12	12
13.500% due 09/15/2014	2	2

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	$71	$72
1.000% due 03/25/2025 - 07/25/2025	90	91
1.100% due 01/25/2019 - 11/25/2024	95	97
3.870% due 01/01/2014	166	168
4.120% due 03/10/2014	202	207
4.190% due 03/01/2030	21,423	23,685
4.330% due 07/01/2014	36	37
4.340% due 03/01/2024	132	146
4.350% due 07/01/2023	418	459
4.430% due 05/01/2029	4,519	5,021
4.504% due 02/10/2014	16	17
4.524% due 02/10/2013	1,409	1,429
4.580% due 03/01/2018	313	334
4.625% due 02/01/2025	887	989
4.684% due 09/10/2014	4,675	4,899
4.750% due 07/01/2025	3,064	3,419
4.754% due 08/10/2014	762	782
4.770% due 04/01/2024	641	711
4.840% due 02/01/2023 - 05/01/2025	13,402	14,995
4.870% due 12/01/2024	1,230	1,383
4.890% due 12/01/2023	759	843
4.930% due 01/01/2024	1,492	1,652
4.950% due 03/01/2025	1,280	1,437
4.980% due 11/01/2023	5,654	6,288
5.090% due 10/01/2025	520	585
5.110% due 05/01/2017 - 08/01/2025	1,378	1,541
5.120% due 11/01/2017	112	119
5.130% due 09/01/2023	3,515	3,901
5.136% due 08/10/2013	140	144
5.160% due 02/01/2028	2,338	2,674
5.170% due 01/01/2028	1,713	1,959
5.190% due 01/01/2017 - 07/01/2024	270	298
5.200% due 11/01/2015	156	163
5.230% due 11/01/2016	175	184
5.240% due 08/01/2023	383	428
5.290% due 12/01/2027	52,913	60,489
5.310% due 05/01/2027	281	323
5.320% due 04/01/2027	342	394
5.340% due 11/01/2021	3,177	3,511
5.370% due 09/01/2016	160	169
5.490% due 05/01/2028	19,494	22,575
5.510% due 11/01/2027	616	712
5.520% due 06/01/2024	4,868	5,473
5.600% due 09/01/2028	5,787	6,722
5.680% due 05/01/2016 - 06/01/2028	18,560	21,576
5.725% due 09/10/2018	17,296	19,345
5.780% due 08/01/2027	58	68
5.820% due 07/01/2027	2,279	2,659
5.870% due 07/01/2028	580	677
5.902% due 02/10/2018	3,402	3,772
6.020% due 08/01/2028	591	692
6.070% due 07/01/2026	869	1,007
6.340% due 03/01/2021	4,261	4,732
6.440% due 02/01/2021	790	885
6.700% due 12/01/2016	1,074	1,146
6.900% due 12/01/2020	1,224	1,369
6.950% due 11/01/2016	228	243
7.060% due 11/01/2019	595	657
7.150% due 03/01/2017	326	353
7.190% due 12/01/2019	217	243

20	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
7.200% due 10/01/2019	$349	$388
7.220% due 11/01/2020	323	363
7.500% due 04/01/2017	249	269
7.630% due 06/01/2020	1,754	1,990
7.700% due 07/01/2016	97	103

Tennessee Valley Authority
4.375% due 06/15/2041	850	891

Vendee Mortgage Trust
0.430% due 06/15/2023 (a)	13,312	130
6.500% due 09/15/2024	10,010	11,795
6.687% due 01/15/2030	1,482	1,797

Total U.S. Government Agencies (Cost $130,327,123)		132,820,637

U.S. TREASURY OBLIGATIONS 17.4%

U.S. Treasury Bonds
3.000% due 05/15/2042 (j)(l)(m)	2,230,738	2,316,831
3.125% due 11/15/2041	891,700	951,333
3.125% due 02/15/2042 (j)(l)(m)	131,200	139,769

U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2017 (j)	168,266	181,359
0.125% due 01/15/2022	2,714,762	2,964,181
0.125% due 07/15/2022	1,720,844	1,882,307
0.625% due 07/15/2021 (j)(l)(m)	4,981,920	5,705,076
0.750% due 02/15/2042	2,410,458	2,627,399
1.125% due 01/15/2021	370,196	438,567
1.250% due 07/15/2020	599,146	716,868
1.375% due 07/15/2018	42,925	50,363
1.375% due 01/15/2020	503,166	602,463
1.625% due 01/15/2018	46,043	53,928
1.750% due 01/15/2028 (l)(m)	2,106,042	2,733,082
2.000% due 01/15/2026 (l)(m)	1,828,407	2,406,212
2.125% due 01/15/2019	60,507	74,301
2.125% due 02/15/2040 (m)	48,444	70,948
2.125% due 02/15/2041	17,367	25,607
2.375% due 01/15/2025	1,939,132	2,636,615
2.375% due 01/15/2027 (l)(m)	2,315,206	3,202,038
2.500% due 01/15/2029 (l)(m)	2,754,047	3,947,109
3.625% due 04/15/2028 (m)	269,487	428,358
3.875% due 04/15/2029 (m)	532,838	886,926

U.S. Treasury Notes
0.250% due 09/30/2014 (c)	720,700	721,038
0.250% due 09/15/2015	2,000,000	1,996,876
0.875% due 07/31/2019	1,203,700	1,193,074
1.000% due 06/30/2019 (j)(m)	3,128,683	3,130,394
1.000% due 08/31/2019	2,103,400	2,099,784
1.000% due 09/30/2019 (c)	1,061,239	1,058,150
1.125% due 05/31/2019	566,000	571,748
1.750% due 05/15/2022 (m)	1,436,476	1,457,463
2.625% due 04/30/2018	116,600	128,624
2.875% due 03/31/2018	172,800	192,915
3.375% due 11/15/2019	292,680	339,532
3.625% due 08/15/2019	105,259	123,696
3.625% due 02/15/2020	196,600	231,819

Total U.S. Treasury Obligations (Cost $46,064,286)		48,286,753

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MORTGAGE-BACKED SECURITIES 6.6%

7 WTC Depositor LLC Trust
4.082% due 03/13/2031		$4,600	$4,844

Adjustable Rate Mortgage Trust
0.757% due 11/25/2035		48	36
2.817% due 03/25/2035		8,925	8,861
2.846% due 01/25/2035		721	718
2.867% due 07/25/2035		2,847	2,425
2.969% due 09/25/2035		9,579	7,132
2.996% due 11/25/2035		1,160	931
3.042% due 11/25/2035		10,799	8,892
3.113% due 09/25/2035		581	529
3.155% due 08/25/2035		6,555	6,106
3.384% due 07/25/2035		5,590	4,857
5.119% due 01/25/2036		29,563	27,948
5.266% due 10/25/2035		23,878	22,607

American Home Mortgage Assets LLC
0.407% due 05/25/2046		35,999	22,742
0.407% due 09/25/2046		21,245	13,325
0.427% due 10/25/2046		22,348	13,048
0.848% due 02/25/2047		47,690	26,375
1.068% due 11/25/2046		79,938	41,127
1.088% due 10/25/2046		23,744	14,542
1.108% due 09/25/2046		6,453	3,751

American Home Mortgage Investment Trust
0.587% due 10/25/2034		29	29
2.155% due 09/25/2045		18,245	16,647
2.280% due 09/25/2035		498	504
2.405% due 11/25/2045 ^		4,636	3,691
2.533% due 10/25/2034		24,322	24,445
2.709% due 02/25/2045		73,468	71,791

Arkle Master Issuer PLC
1.585% due 05/17/2060		700,671	703,310
2.135% due 05/17/2060		66,700	69,171

Arran Residential Mortgages Funding PLC
1.539% due 11/19/2047	EUR	26,719	34,470
1.545% due 05/16/2047		17,953	23,098
1.745% due 05/16/2047		354,184	463,945

Banc of America Alternative Loan Trust
0.617% due 05/25/2035		$2,353	1,687
5.000% due 08/25/2019		1,168	1,207

Banc of America Commercial Mortgage Trust
0.614% due 07/10/2046 (a)		58,435	229
5.369% due 10/10/2045		9,200	10,072
5.414% due 09/10/2047		15,400	17,575
5.449% due 01/15/2049		1,359	1,436
5.451% due 01/15/2049		5,410	6,282
5.492% due 02/10/2051		25,110	29,542
5.634% due 04/10/2049		4,356	4,542
5.803% due 04/10/2049		9,454	11,075
5.893% due 06/10/2049		22,606	25,864
5.917% due 05/10/2045		29,000	33,570
6.395% due 02/10/2051		24,070	29,376

Banc of America Funding Corp.
0.409% due 10/20/2036		23,955	15,275
0.409% due 10/20/2046		6,266	4,334
0.509% due 05/20/2035		1,829	1,103
0.519% due 02/20/2035		2,119	1,935
0.617% due 05/25/2037		6,088	3,859
2.614% due 05/25/2035		194,834	202,804
2.634% due 02/20/2036		5,882	5,870

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.645% due 03/20/2035	$2,509	$2,488
2.801% due 11/20/2034	1,727	1,508
3.077% due 11/20/2034	9,938	8,725
5.056% due 11/20/2035	3,741	3,372
5.447% due 05/20/2036	12,025	11,372
5.500% due 09/25/2034	22,434	22,077
5.500% due 09/25/2035	31,368	32,363
5.500% due 01/25/2036	8,599	8,541
5.526% due 05/20/2036	13,139	12,943
5.539% due 09/20/2034	1,385	1,431
5.572% due 03/20/2036	2,121	1,779
5.595% due 05/20/2036	5,957	5,505
5.626% due 03/20/2036	755	654
5.627% due 04/20/2036	15,099	13,200
5.630% due 01/20/2047 ^	268	191
5.750% due 10/25/2035	321	325
5.750% due 07/20/2036	5,500	4,973
5.750% due 09/25/2036	5,907	6,054
5.753% due 10/25/2036 ^	1,762	1,338
5.837% due 01/25/2037	1,415	1,068
5.888% due 04/25/2037	4,474	4,038
5.922% due 10/20/2046 ^	4,664	3,383
6.000% due 09/25/2036 ^	36,917	35,547

Banc of America Large Loan Trust
0.731% due 08/15/2029	172	170

Banc of America Large Loan, Inc.
0.731% due 08/15/2029	79	75
1.971% due 11/15/2015	224,302	224,592

Banc of America Mortgage Trust
0.917% due 11/25/2035	2,646	2,430
2.787% due 11/25/2034	3,995	3,995
2.833% due 11/25/2035	2,202	1,932
2.834% due 11/25/2034	2,947	2,567
2.886% due 12/25/2033	3,067	3,135
2.939% due 01/25/2035	3,778	3,658
2.960% due 01/25/2036	9,007	6,533
2.998% due 07/25/2034	366	361
3.000% due 02/25/2036	3,235	2,576
3.003% due 02/25/2035	4,676	4,629
3.034% due 03/25/2035	19,331	18,206
3.089% due 07/25/2035	4,732	4,671
3.100% due 07/25/2035	3,785	3,519
3.102% due 05/25/2035	24,259	21,903
3.111% due 06/25/2035	6,000	5,216
3.113% due 05/25/2034	1,725	1,708
3.120% due 05/25/2033	2,315	2,323
3.123% due 07/25/2033	228	233
3.123% due 08/25/2035	17,905	15,362
3.132% due 04/25/2034	311	315
3.135% due 09/25/2033	2,074	2,096
3.626% due 07/20/2032	973	987
4.945% due 11/25/2034	2,323	2,315
5.106% due 02/25/2035	4,142	4,078
5.293% due 07/25/2035	3,075	3,110
5.310% due 04/25/2035	3,220	3,182
5.500% due 12/25/2020	1,314	1,365
5.500% due 11/25/2035	1,167	1,163
5.500% due 05/25/2037	1,257	1,070
6.000% due 07/25/2046 ^	4,546	3,952
6.500% due 10/25/2031	95	100
6.500% due 09/25/2033	4,581	4,843

Banc of America Re-REMIC Trust
1.765% due 02/17/2040	763	763
5.665% due 02/17/2051	90,358	101,555
5.707% due 06/24/2050	35,400	40,164
6.118% due 02/15/2051	40,000	47,420

See Accompanying Notes	21

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.742% due 07/10/2043	$468	$470
4.811% due 12/10/2042	10	11
4.933% due 07/10/2045	250	276
5.115% due 10/10/2045	200	225
5.736% due 06/10/2039	403	431
9.073% due 10/11/2037	89	96

Bayview Commercial Asset Trust
0.647% due 08/25/2034	668	591

BCAP LLC Trust
0.357% due 11/26/2036	9,750	6,557
0.377% due 11/26/2036	30,000	17,700
0.387% due 01/25/2037 ^	66,418	42,061
0.547% due 11/26/2035	7,292	5,715
0.567% due 11/26/2035	9,063	6,861
0.957% due 01/26/2047	29,036	22,793
2.612% due 10/26/2036	8,693	7,383
2.943% due 05/26/2036	18,064	13,127
5.000% due 01/26/2021	16,437	16,452
5.013% due 02/26/2036	13,835	12,491
5.184% due 07/26/2037	30,933	27,052
5.250% due 06/26/2036	94,209	81,726
5.250% due 09/26/2036	29,450	26,477
5.250% due 04/26/2037	107,450	98,377
5.250% due 06/26/2037	11,899	11,525
5.250% due 08/26/2037	21,805	21,521
5.491% due 03/26/2037	38,719	31,265
5.500% due 11/25/2034	17,669	17,106
5.788% due 03/26/2037	8,023	8,150

BCRR Trust
4.230% due 12/22/2032	19	19
4.230% due 05/22/2034	2,391	2,392
5.858% due 07/17/2040	10,000	11,928

Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035	2,538	2,584
2.250% due 08/25/2035	4,580	4,494
2.370% due 02/25/2036	13,609	12,978
2.470% due 10/25/2035	42,884	40,398
2.508% due 05/25/2033	1,521	1,544
2.570% due 03/25/2035	40,990	41,497
2.638% due 04/25/2033	190	192
2.647% due 11/25/2034	1,759	1,563
2.648% due 10/25/2035	182,068	178,690
2.722% due 04/25/2034	6,221	6,145
2.735% due 01/25/2035	58	52
2.756% due 08/25/2033	44	44
2.764% due 08/25/2033	790	808
2.803% due 10/25/2033	39	39
2.812% due 01/25/2035	1,709	1,694
2.850% due 04/25/2033	1,096	1,129
2.857% due 11/25/2030	3,547	3,643
2.875% due 01/25/2034	46	42
2.901% due 03/25/2035	6,460	5,654
2.911% due 02/25/2033	115	105
2.931% due 01/25/2034	4,955	5,044
2.954% due 01/25/2035	345	345
2.959% due 02/25/2034	2,723	2,698
2.969% due 08/25/2035	23,534	21,220
2.974% due 08/25/2035 ^	8,611	6,748
2.994% due 01/25/2034	3,029	3,052
3.032% due 05/25/2034	27	28
3.049% due 04/25/2034	2,874	2,712
3.057% due 03/25/2035	6,439	5,595
3.076% due 11/25/2034	5,981	5,709
3.078% due 03/25/2035	2,616	2,638
3.101% due 07/25/2034	524	484

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.108% due 09/25/2034	$3,784	$3,378
3.109% due 04/25/2034	50	50
3.117% due 05/25/2047 ^	34,429	26,451
3.189% due 05/25/2034	19	18
3.229% due 05/25/2034	104	103
3.399% due 11/25/2034	4,301	4,372
3.439% due 12/25/2035	5,851	5,945
4.756% due 07/25/2034	1,714	1,737
5.141% due 08/25/2035	68,527	69,275
5.372% due 04/25/2033	2,979	3,019
5.375% due 02/25/2036	3,966	3,808
5.435% due 02/25/2036	5,587	3,494
5.580% due 04/25/2033	6,703	6,748
5.606% due 02/25/2033	1,962	1,986

Bear Stearns Alt-A Trust
0.377% due 02/25/2034	5,266	4,975
0.377% due 01/25/2047	9,762	4,515
0.417% due 02/25/2034	73	48
0.437% due 04/25/2035	2,816	2,420
0.697% due 02/25/2036	3,801	2,669
0.717% due 03/25/2035	870	840
0.917% due 09/25/2034	1,123	1,097
2.568% due 10/25/2033	136	123
2.676% due 12/25/2033	2,538	2,573
2.682% due 04/25/2035	25	21
2.694% due 01/25/2036 ^	22,735	13,813
2.863% due 02/25/2036 ^	2,176	1,186
2.865% due 08/25/2036 ^	7,517	2,038
2.890% due 05/25/2035	141,003	127,230
2.921% due 11/25/2036	401	270
2.953% due 03/25/2036 ^	2,638	1,593
2.956% due 01/25/2035	4,874	3,661
2.969% due 09/25/2034	1,629	1,383
2.974% due 11/25/2036	92	59
3.006% due 09/25/2035	58,435	47,493
3.059% due 03/25/2036	10,580	6,475
3.079% due 02/25/2034	5,697	5,720
4.848% due 11/25/2036 ^	625	461
5.238% due 11/25/2035 ^	13,102	9,981
5.493% due 08/25/2036 ^	130	90
7.405% due 02/25/2034	205	203

Bear Stearns Commercial Mortgage Securities
0.601% due 03/15/2022	8,454	8,249
0.721% due 03/15/2022	17,750	17,009
4.715% due 02/11/2041	5,075	5,281
4.825% due 11/11/2041	10,000	10,802
4.830% due 08/15/2038	5	5
4.868% due 09/11/2042	17,825	18,650
4.871% due 09/11/2042	100	111
4.980% due 02/11/2041	201	202
5.116% due 02/11/2041	900	984
5.186% due 05/11/2039	1,710	1,763
5.330% due 01/12/2045	36	36
5.331% due 02/11/2044	51,225	56,290
5.382% due 12/11/2040	14,398	14,843
5.405% due 12/11/2040	165	186
5.468% due 06/11/2041	86	92
5.471% due 01/12/2045	30,150	35,228
5.618% due 03/11/2039	13,950	15,891
5.694% due 06/11/2050	48,340	57,187
5.700% due 06/11/2050	64,125	76,558
5.703% due 06/11/2050	1,300	1,390
5.854% due 06/11/2040	4,665	4,818
5.869% due 09/11/2038	385	395
5.894% due 09/11/2038	300	346
5.906% due 06/11/2040	65,962	78,311
7.000% due 05/20/2030	8,273	9,488

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Bear Stearns Mortgage Securities, Inc.
3.510% due 06/25/2030	$37	$37

Bear Stearns Structured Products, Inc.
2.837% due 12/26/2046	4,897	2,853
2.840% due 01/26/2036	5,796	3,659

Bella Vista Mortgage Trust
0.469% due 05/20/2045	53	35

CC Mortgage Funding Corp.
0.397% due 05/25/2036	3,079	2,350
0.447% due 05/25/2036	11,957	9,200

Chase Mortgage Finance Corp.
2.730% due 12/25/2035	47,728	42,149
2.914% due 03/25/2037	17,024	14,885
2.940% due 02/25/2037	1,161	1,156
2.969% due 02/25/2037	3,642	3,682
3.011% due 02/25/2037	1,661	1,656
3.032% due 02/25/2037	11,429	11,400
3.080% due 09/25/2036	1,611	1,300
4.625% due 02/25/2034	1,778	1,778
4.648% due 12/25/2035	8,253	7,847
5.265% due 01/25/2036 ^	34,463	33,520
5.500% due 12/25/2022	15,149	15,822
5.513% due 09/25/2036	221	194
5.625% due 03/25/2037	576	528
6.000% due 11/25/2036 ^	1,120	948
6.000% due 02/25/2037 ^	2,640	2,471
6.000% due 03/25/2037 ^	20,352	17,562

Chaseflex Trust
0.367% due 06/25/2036	9,855	9,404
0.557% due 08/25/2037	19,089	11,089
0.717% due 06/25/2035	5,167	3,419
5.500% due 06/25/2035	12	12
6.000% due 02/25/2037 ^	3,803	3,103

Citicorp Mortgage Securities, Inc.
4.750% due 02/25/2020	2,195	2,335
5.500% due 08/25/2022	532	532
5.500% due 12/25/2022	827	858
5.500% due 02/25/2026	737	752
5.500% due 04/25/2037	2,946	3,023
5.750% due 09/25/2037	5,728	5,918
6.000% due 06/25/2036	8,116	8,331
6.000% due 08/25/2036	2,789	2,864

Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049	350	407
5.858% due 07/17/2040	7,592	8,335
5.888% due 12/10/2049	500	566
5.921% due 03/15/2049	425	492
6.263% due 12/10/2049	39,552	47,558

Citigroup Mortgage Loan Trust, Inc.
0.287% due 01/25/2037	1,098	584
1.017% due 08/25/2035	4,619	2,922
1.990% due 09/25/2035	7,568	7,536
2.230% due 09/25/2035	19,590	19,470
2.340% due 09/25/2035	62,450	60,634
2.530% due 10/25/2035	40,161	36,737
2.570% due 10/25/2035	49,704	46,062
2.600% due 05/25/2035	390	379
2.679% due 08/25/2035	59,809	59,854
2.745% due 05/25/2035	4,532	4,398
2.845% due 12/25/2035 ^	3,639	2,261
2.857% due 09/25/2034	1,426	1,436
2.865% due 02/25/2034	4,881	4,875
2.895% due 07/25/2046 ^	8,935	6,883
3.109% due 09/25/2037 ^	62,474	47,066
5.142% due 09/25/2035	86,969	87,088
5.320% due 08/25/2035	14,165	14,236

22	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.500% due 11/25/2035	$4,451	$3,921

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	10,341	10,540
5.322% due 12/11/2049	94,870	108,634
5.393% due 07/15/2044	500	561
5.482% due 01/15/2046	300	340
5.617% due 10/15/2048	3,720	4,318

Citimortgage Alternative Loan Trust
5.750% due 07/25/2022	3,903	4,003
6.000% due 06/25/2037	2,557	2,081

Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	234	263

Collateralized Mortgage Securities Corp.
8.000% due 08/25/2017	8	9

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	83	85

Commercial Mortgage Loan Trust
6.204% due 12/10/2049	58,150	69,252

Commercial Mortgage Pass-Through Certificates
0.401% due 06/15/2022	15,764	15,036
0.451% due 02/05/2019	4,276	4,187
0.660% due 12/10/2046 (a)	79,031	463
0.721% due 07/16/2034	34	34
5.116% due 06/10/2044	250	278
5.543% due 12/11/2049	19,400	22,170

Community Program Loan Trust
4.500% due 04/01/2029	25,476	25,820

Countrywide Alternative Loan Trust
0.357% due 04/25/2047	18,745	13,966
0.377% due 12/25/2046 ^	8,786	6,291
0.387% due 01/25/2037 ^	2,817	1,949
0.387% due 05/25/2047	71,385	51,179
0.397% due 05/25/2047	7,789	5,353
0.399% due 02/20/2047	1,376	772
0.407% due 08/25/2046	113,702	68,717
0.407% due 09/25/2046	32,245	21,314
0.409% due 09/20/2046	50,992	26,954
0.409% due 03/20/2047	68,622	41,349
0.414% due 12/20/2046	96,714	59,778
0.417% due 05/25/2036	2,684	1,687
0.417% due 06/25/2037	17	13
0.417% due 04/25/2047	14,636	9,898
0.427% due 05/25/2035	287	199
0.427% due 07/25/2046	6,257	4,529
0.429% due 03/20/2046	2,923	1,762
0.429% due 05/20/2046	1,689	1,046
0.429% due 07/20/2046 ^	39,096	18,639
0.467% due 09/25/2046	1,000	215
0.467% due 10/25/2046	437	148
0.477% due 07/25/2035	5,911	4,158
0.477% due 12/25/2035	1,957	1,573
0.477% due 07/25/2036	34,679	14,091
0.477% due 07/25/2046	787	170
0.487% due 05/25/2036 ^	387	72
0.497% due 02/25/2037	4,831	3,030
0.497% due 10/25/2046	11,000	5,086
0.507% due 06/25/2034	5,460	5,152
0.507% due 11/25/2035	1,871	1,165
0.547% due 09/25/2035	2,695	1,738
0.549% due 11/20/2035	40,483	26,442
0.567% due 09/25/2035	3,192	2,259
0.567% due 05/25/2037 ^	486	278
0.667% due 08/25/2033	125	122
0.667% due 09/25/2034	285	276
0.767% due 08/25/2034	95	83

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.767% due 10/25/2036 ^	$8,213	$4,927
0.917% due 10/25/2035	3,980	2,918
1.017% due 12/25/2035	6,137	4,226
1.042% due 08/25/2046	23,441	15,347
1.148% due 12/25/2035	1,192	839
1.148% due 02/25/2036	1,027	784
1.248% due 08/25/2035	421	245
1.317% due 02/25/2036 ^	12,367	8,227
1.517% due 10/25/2035	51,469	38,268
1.648% due 11/25/2035	2,332	1,598
2.188% due 11/25/2035	1,011	716
2.897% due 02/25/2037 ^	49,697	37,911
4.994% due 10/25/2035	2,924	2,159
5.000% due 08/25/2019	323	328
5.000% due 01/25/2035	38	38
5.250% due 10/25/2033	14,723	15,158
5.250% due 06/25/2035	1,649	1,420
5.418% due 08/25/2036	649	663
5.500% due 06/25/2035	17,000	15,097
5.506% due 11/25/2035 ^	2,476	1,779
5.750% due 03/25/2037 ^	2,591	2,019
6.000% due 10/25/2032	564	594
6.000% due 10/25/2033	766	799
6.000% due 12/25/2033	14	14
6.000% due 02/25/2034	15	15
6.000% due 04/25/2036	3,207	2,609
6.000% due 06/25/2036	630	570
6.000% due 01/25/2037 ^	12,641	9,591
6.000% due 02/25/2037 ^	1,569	1,096
6.000% due 02/25/2037	1,070	813
6.000% due 08/25/2037	12,031	10,609
6.250% due 12/25/2033	275	286
6.250% due 11/25/2036 ^	1,654	1,351
6.250% due 08/25/2037 ^	6,188	4,510
6.500% due 05/25/2036 ^	6,440	3,879

Countrywide Home Loan Mortgage Pass-Through Trust
0.417% due 04/25/2046	12,632	8,128
0.447% due 05/25/2035	14,317	11,118
0.487% due 03/25/2035	1,483	1,270
0.507% due 04/25/2035	19,791	14,920
0.517% due 05/25/2035	2,384	1,861
0.537% due 03/25/2035	509	354
0.547% due 02/25/2035	2,026	1,710
0.557% due 02/25/2035	432	371
0.557% due 06/25/2035	7,401	6,332
0.557% due 03/25/2036	659	282
0.567% due 02/25/2036	381	138
0.597% due 09/25/2034	32	25
0.617% due 08/25/2018	839	806
0.757% due 02/25/2035	639	584
1.108% due 04/25/2046	11,358	5,679
1.450% due 10/25/2033	6,921	7,037
1.933% due 06/19/2031	136	139
2.125% due 07/19/2031	28	28
2.531% due 07/25/2034	4,204	4,180
2.610% due 02/20/2036	43	33
2.657% due 11/25/2034	11,729	10,753
2.721% due 10/19/2032	65	45
2.722% due 02/20/2035	19,855	18,192
2.797% due 11/20/2034	8,359	7,977
2.801% due 11/20/2034	545	487
2.803% due 03/25/2037 ^	1,876	1,108
2.809% due 02/20/2036	32,161	27,460
2.813% due 06/20/2034	1,425	1,333
2.822% due 07/20/2034	1,327	1,264
2.896% due 05/20/2036	26,458	14,991
2.898% due 02/25/2047 ^	2,152	1,491

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.910% due 04/20/2035	$15	$15
3.012% due 08/25/2034	350	304
3.729% due 09/25/2047 ^	6,047	4,422
4.181% due 11/19/2033	868	875
5.000% due 11/25/2035	164	163
5.054% due 01/20/2035	3,253	3,228
5.087% due 04/25/2035 ^	12,115	10,815
5.102% due 10/20/2035	2,815	2,208
5.143% due 05/20/2036	3,728	2,590
5.189% due 10/25/2035	11,253	9,426
5.250% due 04/25/2035	6,722	6,803
5.264% due 02/20/2036	662	559
5.274% due 04/20/2036 ^	5,592	3,920
5.500% due 12/25/2034	21,678	22,312
5.500% due 03/25/2035	10,100	10,495
5.500% due 04/25/2035	5,626	5,702
5.500% due 05/25/2035	56,155	56,551
5.500% due 09/25/2035	16,392	16,300
5.500% due 10/25/2035	15,422	14,860
5.500% due 11/25/2035	20,772	19,178
5.500% due 04/25/2038	11,346	11,388
5.750% due 02/25/2037 ^	5,667	4,829
5.750% due 07/25/2037	3,181	3,079
6.000% due 05/25/2036	6,995	6,123
6.000% due 12/25/2036	621	542
6.000% due 02/25/2037	37,800	31,835
6.000% due 03/25/2037 ^	2,252	1,982
6.000% due 07/25/2037	3,474	2,944
6.000% due 08/25/2037	21,552	20,425
6.000% due 09/25/2037	1,663	1,607
6.250% due 09/25/2036	15,600	13,511
6.500% due 01/25/2034	688	693
6.500% due 11/25/2034	3,008	3,064
7.500% due 11/25/2034	1,527	1,568
7.500% due 06/25/2035	3,650	3,641

Credit Suisse First Boston Mortgage Securities Corp.
0.888% due 03/25/2032	802	700
0.957% due 06/25/2034	1,040	1,017
2.120% due 05/25/2032	33	32
2.303% due 10/25/2033	105	105
2.562% due 06/25/2032	52	40
2.605% due 07/25/2033	6,534	6,488
2.699% due 08/25/2033	884	897
2.707% due 04/25/2034	22,451	22,818
2.875% due 09/25/2034	6,109	6,150
2.967% due 05/25/2034	6,204	5,905
3.120% due 05/25/2032	147	155
4.832% due 04/15/2037	10,553	11,457
4.902% due 06/25/2032	23	23
5.100% due 08/15/2038	200	222
5.104% due 08/15/2038	250	275
5.500% due 09/25/2035	14,226	14,400
5.500% due 10/25/2035	4,161	3,971
6.000% due 11/25/2035	55	43
6.500% due 04/25/2033	1,152	1,222
7.500% due 05/25/2032	133	139
7.500% due 12/25/2032	3	3

Credit Suisse Mortgage Capital Certificates
0.391% due 10/15/2021	4,949	4,814
0.451% due 10/15/2021	9,939	9,634
5.383% due 02/15/2040	4,200	4,641
5.448% due 01/15/2049	1,356	1,372
5.467% due 09/15/2039	29,630	33,575
5.467% due 09/18/2039	26,000	29,746
5.467% due 12/18/2043	47,400	54,230
5.509% due 04/15/2047	40,150	46,457
5.588% due 02/15/2039	1,132	1,164

See Accompanying Notes	23

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.695% due 09/15/2040		$47,601	$54,527
5.855% due 03/15/2039		1,987	2,229
5.866% due 06/15/2039		6,433	6,971
5.893% due 06/10/2049		34,815	40,434
5.928% due 12/18/2049		126,047	142,222
6.407% due 02/15/2041		2,700	3,160

Credit Suisse Mortgage Capital Trust
5.579% due 04/25/2037		1,775	1,131
5.863% due 02/25/2037		4,644	2,763

CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		2,952	2,042
5.720% due 09/25/2036		3,055	2,362
6.172% due 06/25/2036		4,364	3,053

CW Capital Cobalt Commercial Mortgage Trust
5.484% due 04/15/2047		4,100	4,720

DBUBS Mortgage Trust
3.386% due 07/10/2044		69,500	75,454

DECO Series
0.587% due 04/27/2018	EUR	388	491
0.697% due 01/27/2018		23,019	28,016
0.912% due 01/27/2020	GBP	12,120	17,663
0.952% due 10/27/2014		13,500	21,749
1.022% due 10/27/2014		4,400	7,064

Deutsche ALT-A Securities, Inc.
0.317% due 10/25/2036		$10	4
0.337% due 08/25/2036		11,175	6,710
0.357% due 08/25/2037		88,923	64,221
0.357% due 07/25/2047		32,791	24,303
0.367% due 02/25/2047		13,360	7,586
0.397% due 06/25/2037		51,008	38,223
0.417% due 02/25/2047		16,508	11,207
3.231% due 10/25/2035		5,534	5,506
5.000% due 10/25/2018		217	225
5.015% due 10/25/2035		9,750	8,171
5.500% due 12/25/2035 ^		3,548	2,847
5.869% due 10/25/2036 ^		2,816	1,893
5.886% due 10/25/2036 ^		2,816	1,896
6.005% due 10/25/2036 ^		2,107	1,429
6.300% due 07/25/2036 ^		3,023	1,744

Deutsche Mortgage Securities, Inc.
1.484% due 06/28/2047		4,180	4,163
5.243% due 06/26/2035		25,000	24,619

DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 (p)		144	118

Downey Savings & Loan Association Mortgage Loan Trust
0.399% due 04/19/2047 ^		3,534	794
0.629% due 09/19/2044		233	193
2.457% due 07/19/2044		64	60

Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		8	9

EMF-NL
1.286% due 04/17/2041	EUR	10,200	10,617
1.486% due 10/17/2041		30,738	36,222

European Loan Conduit
0.495% due 05/15/2019		29,453	34,044

Eurosail PLC
1.236% due 10/17/2040		4,682	5,574

Extended Stay America Trust
2.951% due 11/05/2027		$1,545	1,554

First Horizon Alternative Mortgage Securities
0.717% due 06/25/2035		11,140	8,526
2.545% due 06/25/2036		7,627	5,328
2.547% due 01/25/2037		17,626	11,820

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.563% due 08/25/2034		$1,641	$1,590
2.572% due 08/25/2035		5,712	4,715
2.585% due 06/25/2034		11,370	11,322
2.591% due 04/25/2035		4,757	4,194
2.603% due 09/25/2035		8,865	7,461
2.625% due 03/25/2035		107	84
5.500% due 05/25/2035		7,771	6,589
5.500% due 06/25/2035		10,818	9,824
6.250% due 08/25/2037 ^		1,751	1,383

First Horizon Asset Securities, Inc.
5.250% due 03/25/2035		8,591	8,804

First Horizon Mortgage Pass-Through Trust
0.487% due 02/25/2035		56	55
2.536% due 02/25/2034		88	87
2.543% due 05/25/2035		1,547	1,261
2.573% due 08/25/2034		1,954	1,947
2.582% due 04/25/2035		7,757	7,782
2.586% due 06/25/2035		6,406	5,921
2.589% due 01/25/2037 ^		168	136
2.591% due 10/25/2035		14,310	12,435
2.607% due 12/25/2033		19	19
2.614% due 08/25/2035		5,494	5,228
2.616% due 02/25/2035		5,100	5,097
2.619% due 10/25/2035		2,939	2,842
2.625% due 06/25/2035		4,013	3,915
3.040% due 11/25/2037		12,847	10,437
5.187% due 11/25/2035		6,252	5,900
5.241% due 06/25/2035		18,156	18,147
5.250% due 05/25/2021		841	766
5.344% due 11/25/2034		8,208	8,330
5.382% due 09/25/2035		11,357	11,051
5.450% due 10/25/2036		2,924	2,635
5.500% due 01/25/2035		1,600	1,578
5.750% due 02/25/2036		11,783	12,090
6.250% due 11/25/2036		14,905	15,314

First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		404	419

First Republic Mortgage Loan Trust
0.521% due 08/15/2032		412	413
0.571% due 11/15/2031		337	335
0.621% due 11/15/2032		62	62
0.697% due 06/25/2030		1,270	1,256
0.721% due 11/15/2030		57	54

Fosse Master Issuer PLC
1.677% due 10/18/2054	EUR	5,600	7,301
1.777% due 10/18/2054		3,888	5,066
1.877% due 10/18/2054		14,047	18,231

Four Times Square Trust
5.401% due 12/13/2028		$11,050	13,184

Fund America Investors Corp.
2.225% due 06/25/2023		56	57

GE Capital Commercial Mortgage Corp.
5.483% due 11/10/2045		1,700	1,710

GMAC Commercial Mortgage Securities Trust, Inc.
5.301% due 08/10/2038		3,325	3,579

GMAC Mortgage Corp. Loan Trust
3.342% due 06/25/2034		52	53
3.615% due 06/25/2034		4,269	4,206
3.641% due 06/19/2035		756	702
5.097% due 05/25/2035		7,145	7,125

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		161	159
8.950% due 08/20/2017		36	40

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Granite Master Issuer PLC
0.299% due 12/20/2054	EUR	10,636	$13,404
0.319% due 12/20/2054		$63,985	62,673
0.319% due 12/20/2054	EUR	16,284	20,522
0.320% due 12/17/2054		1,743	2,197
0.339% due 12/20/2054		13,058	16,457
0.401% due 12/17/2054		$4,672	4,577
0.479% due 12/20/2054		3,995	3,913
0.628% due 12/20/2054	GBP	41,843	66,229
0.630% due 12/17/2054		22,749	36,006
0.638% due 12/20/2054		25,385	40,179
0.708% due 12/20/2054		2,650	4,194
0.738% due 12/20/2054		16,388	25,939
0.758% due 12/20/2054		15,168	24,008
0.838% due 12/20/2054		19,457	30,796

Granite Mortgages PLC
0.911% due 06/20/2044		13,229	20,887
0.951% due 03/20/2044		518	819
0.991% due 09/20/2044		3,367	5,359
1.163% due 01/20/2044		5,443	8,662

Greenpoint Mortgage Funding Trust
0.417% due 10/25/2046		$892	368
0.417% due 12/25/2046 ^		796	262
0.437% due 06/25/2045		1,207	937
0.487% due 04/25/2036 ^		430	62
0.487% due 11/25/2045		617	438
0.557% due 10/25/2046		814	219

Greenwich Capital Commercial Funding Corp.
0.371% due 11/05/2021		3,338	3,197
4.799% due 08/10/2042		2,700	2,912
5.224% due 04/10/2037		64,453	71,692
5.381% due 03/10/2039		10,493	10,837
5.444% due 03/10/2039		166,341	190,980
5.597% due 12/10/2049		3,070	3,161

GS Mortgage Securities Corp.
1.103% due 03/06/2020		3,839	3,839
1.260% due 03/06/2020		76,080	76,058
1.456% due 03/06/2020		46,490	46,490
2.716% due 02/10/2021		29,991	30,612
2.999% due 08/10/2044		30	32
4.608% due 01/10/2040		4,293	4,300
4.761% due 07/10/2039		10,225	11,038
5.396% due 08/10/2038		50	54
5.479% due 11/10/2039		32	32
5.506% due 04/10/2038		51	53
5.553% due 04/10/2038		70	80

GSMPS Mortgage Loan Trust
0.567% due 03/25/2035		3,850	3,202
0.567% due 09/25/2035		10,578	8,595
7.500% due 06/25/2043		4,824	4,921

GSR Mortgage Loan Trust
0.517% due 07/25/2035		489	347
0.567% due 01/25/2034		127	121
1.870% due 03/25/2033		55	56
1.956% due 04/25/2032		158	157
2.623% due 11/25/2035		41,536	40,760
2.641% due 09/25/2035		12,900	11,740
2.646% due 09/25/2035		46,726	46,953
2.647% due 09/25/2035		108,958	109,968
2.705% due 01/25/2036		389	331
2.749% due 06/25/2034		1,141	1,136
2.763% due 12/25/2034		5,296	5,382
2.771% due 07/25/2035		9,800	8,749
2.862% due 04/25/2035		16,141	15,593
2.899% due 01/25/2035		5,833	5,790
2.901% due 04/25/2035		6,382	6,308
2.920% due 04/25/2036		159	143

24	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.924% due 04/25/2035		$806	$702
2.951% due 03/25/2037 ^		16,253	11,974
3.004% due 05/25/2035		33,726	30,718
3.019% due 05/25/2034		3,367	3,351
3.379% due 11/25/2035		7,087	6,123
5.138% due 11/25/2035		108,038	108,617
5.250% due 07/25/2035		4,389	4,336
5.385% due 05/25/2035		7,337	7,413
5.500% due 03/25/2035		150	153
5.500% due 07/25/2035		2,151	2,238
5.500% due 01/25/2037		15,118	15,639
5.750% due 02/25/2036		3,581	3,568
5.750% due 02/25/2037		9,020	8,675
6.000% due 08/25/2021		530	522
6.000% due 03/25/2032		23	24
6.000% due 11/25/2035		15,088	14,768
6.000% due 01/25/2037		21,794	21,641
6.000% due 03/25/2037		21,801	20,175
6.000% due 05/25/2037		12,000	11,518
6.250% due 09/25/2036		2,764	2,419
6.500% due 09/25/2036		8,279	7,339

Harborview Mortgage Loan Trust
0.349% due 04/19/2038		22,218	16,456
0.369% due 01/25/2047		5,540	3,508
0.399% due 07/19/2046		41,224	23,511
0.409% due 07/21/2036		5,283	3,700
0.409% due 09/19/2037		28,079	19,693
0.409% due 01/19/2038		9,983	7,203
0.419% due 09/19/2046		7,890	5,559
0.439% due 05/19/2035		2,857	2,109
0.459% due 03/19/2036		14,882	9,209
0.499% due 02/19/2036		13,253	8,865
0.529% due 11/19/2035		24,173	17,876
0.539% due 01/19/2035		2,747	2,090
0.559% due 06/20/2035		6,687	6,117
0.569% due 01/19/2035		6,274	4,439
0.959% due 02/19/2034		6	6
1.217% due 11/25/2047		3,483	2,782
2.651% due 06/19/2034		6,830	6,811
2.958% due 05/19/2033		99	100
3.077% due 07/19/2035		936	778
3.111% due 07/19/2035		146	136
5.322% due 08/19/2036 ^		4,780	4,005
5.511% due 06/19/2036		12,341	7,352

Holmes Master Issuer PLC
1.847% due 10/15/2054	EUR	188,035	244,724
1.897% due 10/15/2054		200	260

Homebanc Mortgage Trust
0.397% due 12/25/2036		$7,367	5,097
0.487% due 10/25/2035		42,561	31,032
1.077% due 08/25/2029		548	459
5.520% due 04/25/2037		4,100	2,171
5.588% due 04/25/2037		7,697	6,417

Homestar Mortgage Acceptance Corp.
0.667% due 07/25/2034		4,932	4,889

Impac CMB Trust
0.857% due 10/25/2033		294	284
0.957% due 11/25/2034		3,250	3,101
0.977% due 10/25/2033		52	51
1.217% due 07/25/2033		1,182	1,065
4.796% due 09/25/2034		441	433

Indymac Adjustable Rate Mortgage Trust
1.717% due 01/25/2032		82	75
1.815% due 01/25/2032		521	471
2.197% due 08/25/2031		438	450

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Indymac Index Mortgage Loan Trust
0.357% due 04/25/2037	$13,232	$11,902
0.377% due 04/25/2037	3,842	3,025
0.407% due 09/25/2046	24,624	16,611
0.417% due 11/25/2046	910	355
0.417% due 06/25/2047	12,733	8,016
0.427% due 04/25/2046	8,210	5,305
0.457% due 04/25/2035	2,110	1,671
0.457% due 07/25/2035	4,157	3,148
0.457% due 06/25/2037	14,862	11,665
0.517% due 07/25/2035	22,814	16,845
0.517% due 06/25/2037 ^	1,833	718
0.997% due 05/25/2034	18	15
2.506% due 01/25/2036	10,425	7,552
2.559% due 01/25/2035	238	203
2.671% due 12/25/2034	2,489	2,177
2.699% due 10/25/2034	6,495	6,352
2.710% due 02/25/2035	797	686
2.888% due 04/25/2037	12,826	8,281
2.999% due 06/25/2035	2,350	2,013
4.802% due 09/25/2035	4,150	2,478
4.802% due 09/25/2035 ^	34	0
4.854% due 01/25/2036	1,461	1,180
4.901% due 06/25/2036	2,132	1,898
4.919% due 08/25/2035	1,414	1,190
4.919% due 08/25/2035 ^	1,249	987
5.010% due 10/25/2035	1,282	1,040
5.085% due 04/25/2037 ^	29,390	19,403

Indymac Mortgage Loan Trust
0.397% due 07/25/2047	14,338	8,775
0.517% due 11/25/2035 ^	1,096	508
2.537% due 01/25/2036	20,193	17,624
5.418% due 08/25/2036	3,758	3,803

Jamaica Housing Development AID Bond
3.104% due 10/01/2018	4,194	4,054

JPMorgan Alternative Loan Trust
0.387% due 08/25/2036	30,000	23,402
5.550% due 10/25/2036	167	166
5.750% due 12/25/2036	20,380	12,487
5.950% due 09/25/2036	556	563

JPMorgan Chase Commercial Mortgage Securities Corp.
0.033% due 01/12/2043 (a)	7,906	0
0.596% due 07/15/2019	4,733	4,591
2.749% due 11/15/2043	713	749
3.341% due 07/15/2046	25,100	27,082
3.673% due 02/15/2046	32,700	35,572
3.853% due 06/15/2043	26,491	28,386
4.070% due 11/15/2043	1,600	1,809
4.608% due 06/15/2043	2,000	2,279
4.657% due 01/15/2042	1,750	1,753
4.678% due 07/15/2042	7,705	7,817
4.918% due 10/15/2042	200	219
4.936% due 08/15/2042	200	222
5.038% due 03/15/2046	485	529
5.050% due 12/12/2034	3,481	3,481
5.247% due 01/12/2043	169	170
5.298% due 05/15/2047	6,581	6,642
5.336% due 05/15/2047	234,458	269,247
5.399% due 05/15/2045	2,235	2,588
5.420% due 01/15/2049	73,259	84,826
5.440% due 06/12/2047	59,930	69,457
5.467% due 01/12/2043	24,984	27,771
5.882% due 02/15/2051	33,040	39,141
5.901% due 02/12/2049	3,777	4,136
5.918% due 02/12/2049	79,566	94,107
6.003% due 06/15/2049	5,000	5,819
6.061% due 04/15/2045	43,365	50,154

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

JPMorgan Mortgage Trust
2.365% due 11/25/2033	$44	$44
2.567% due 07/27/2037	26,883	20,570
2.746% due 08/25/2035	12,068	12,001
2.791% due 02/25/2036	52,547	44,216
2.841% due 02/25/2036	285	281
2.915% due 07/25/2035	3,617	3,668
2.945% due 07/25/2035	3,902	3,921
2.949% due 06/25/2035	1,151	1,020
2.976% due 10/25/2036	10,888	8,235
3.001% due 07/25/2035	2,756	2,777
3.005% due 07/25/2035	7,135	6,945
3.008% due 07/25/2035	6,626	6,574
3.029% due 08/25/2035 ^	7,770	6,787
3.043% due 10/25/2035	35,730	33,524
3.050% due 07/25/2035	10,010	10,187
3.097% due 07/25/2035	24,154	24,727
3.116% due 08/25/2035	4,819	4,800
3.183% due 10/25/2035	26,445	25,500
3.304% due 10/25/2035	1,793	1,655
4.761% due 02/25/2034	2,387	2,436
4.840% due 04/25/2035	773	783
4.986% due 10/25/2036	132	111
5.000% due 08/25/2020	12,766	13,217
5.003% due 02/25/2035	8,124	8,302
5.120% due 06/25/2035	19,962	20,297
5.135% due 06/25/2035	25,350	25,854
5.266% due 11/25/2035	10,315	10,189
5.283% due 07/25/2035	2,056	2,073
5.318% due 09/25/2035	1,937	1,873
5.321% due 04/25/2037	1,324	1,178
5.367% due 04/25/2036	11,425	10,569
5.420% due 05/25/2036	10,376	9,043
5.486% due 10/25/2036	72,195	60,840
5.500% due 07/25/2036	3,732	3,342
5.537% due 04/25/2036	13,299	12,518
5.667% due 08/25/2036	2,168	1,819
5.750% due 01/25/2036	9,420	8,789
6.000% due 01/25/2037	42,266	37,174
6.500% due 07/25/2036	7,947	7,351
6.500% due 08/25/2036	2,285	2,084

JPMorgan Resecuritization Trust
2.483% due 05/27/2037	13,786	11,155
5.439% due 05/27/2036	8,977	8,772

LB Mortgage Trust
8.509% due 01/20/2017	4,898	4,911

LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031	390	409
4.739% due 07/15/2030	200	218
4.742% due 02/15/2030	45	49
5.084% due 02/15/2031	65	65
5.124% due 11/15/2032	405	419
5.303% due 02/15/2040	3,517	3,519
5.372% due 09/15/2039	17,000	19,688
5.430% due 02/15/2040	38,983	44,852
5.532% due 03/15/2032	1	1
5.858% due 07/15/2040	85	101
5.866% due 09/15/2045	49,605	59,529

Lehman Mortgage Trust
0.537% due 08/25/2036	23,229	18,665
5.000% due 12/25/2035	1,931	1,825
6.455% due 04/25/2036	2,867	2,790

Lehman XS Trust
0.337% due 07/25/2037	16,037	8,737

Luminent Mortgage Trust
0.387% due 12/25/2036	18,800	12,960
0.397% due 12/25/2036	7,321	4,803

See Accompanying Notes	25

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.417% due 10/25/2046		$6,504	$4,991
0.457% due 04/25/2036		25,207	13,788

Mall Funding PLC
1.455% due 04/22/2017	GBP	13,088	19,971

MASTR Adjustable Rate Mortgages Trust
0.427% due 04/25/2046		$11,238	7,476
0.457% due 05/25/2037		2,157	1,260
0.517% due 05/25/2047		992	248
2.500% due 10/25/2032		1,765	1,799
2.624% due 11/21/2034		40,669	41,727
2.626% due 07/25/2035		4,162	3,580
2.713% due 12/25/2034		12,803	12,188
2.749% due 05/25/2034		329	323
2.756% due 12/25/2033		409	408

MASTR Alternative Loans Trust
0.617% due 11/25/2033		60	60
0.617% due 03/25/2036		9,991	1,729

MASTR Asset Securitization Trust
5.500% due 09/25/2033		1,976	2,091
5.750% due 05/25/2036		21,071	20,356
6.000% due 10/25/2036		2,835	2,833

MASTR Reperforming Loan Trust
0.577% due 07/25/2035		6,754	5,251
7.000% due 08/25/2034		4,226	4,312
7.000% due 05/25/2035		1,248	1,188

MASTR Seasoned Securities Trust
6.210% due 09/25/2017		4,494	4,699
6.500% due 08/25/2032		14,500	15,435

Mellon Residential Funding Corp.
0.651% due 08/15/2032		341	344
0.661% due 12/15/2030		2,108	2,108
0.701% due 06/15/2030		12,327	12,415
0.921% due 11/15/2031		8,339	8,273
0.961% due 09/15/2030		2,495	2,488
1.101% due 11/15/2031		161	131
2.610% due 10/20/2029		5,379	5,482

Merrill Lynch Alternative Note Asset
0.387% due 02/25/2037		8,168	6,727
0.517% due 03/25/2037		4,211	1,920
3.050% due 06/25/2037 ^		2,841	1,727

Merrill Lynch Floating Trust
0.766% due 07/09/2021		110,711	108,631

Merrill Lynch Mortgage Investors Trust
0.467% due 11/25/2035		3,479	3,189
0.547% due 11/25/2029		727	690
0.677% due 04/25/2029		376	367
0.717% due 05/25/2029		217	215
0.837% due 10/25/2028		220	218
0.877% due 06/25/2028		2,827	2,810
0.957% due 03/25/2028		165	162
0.997% due 03/25/2028		88	85
1.015% due 11/25/2029		1,035	1,015
1.231% due 10/25/2035		1,919	1,869
1.374% due 10/25/2028		135	134
1.986% due 10/25/2035		73,213	71,218
2.322% due 01/25/2029		947	953
2.420% due 10/25/2035		18,044	17,941
2.499% due 04/25/2035		875	878
2.676% due 02/25/2036		9,409	8,321
2.703% due 05/25/2036		12,824	12,455
3.095% due 06/25/2037		3,153	2,990

Merrill Lynch Mortgage Investors, Inc.
0.427% due 02/25/2036		11,908	10,116
0.467% due 08/25/2036		1,145	1,117
0.497% due 08/25/2035		2,517	2,491

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.225% due 12/25/2032	$898	$906
2.530% due 02/25/2035	20,658	20,492
2.539% due 02/25/2033	56	57
2.552% due 05/25/2033	7,753	7,834
2.574% due 06/25/2035	28,861	28,116
2.582% due 08/25/2034	2,790	2,833
2.632% due 12/25/2034	186	187
2.704% due 02/25/2034	25	25
2.714% due 12/25/2035	4,041	3,343
2.741% due 12/25/2035	3,450	3,148
2.888% due 07/25/2035	1,382	1,237
2.957% due 09/25/2035	13,612	13,581
3.177% due 05/25/2033	10	10
5.094% due 12/25/2035	12,894	12,740
5.236% due 09/25/2035	44,295	41,512
5.250% due 08/25/2036	18,925	19,598
6.720% due 11/15/2026	10	11
7.008% due 12/15/2030	2,805	2,916

Merrill Lynch Mortgage Trust
4.949% due 07/12/2038	6,296	6,652
5.204% due 09/12/2042	27,661	30,144
5.938% due 06/12/2050	1,377	1,401
6.042% due 06/12/2050	13,851	14,906

Merrill Lynch Mortgage-Backed Securities Trust
5.145% due 04/25/2037 ^	13,375	10,258

Merrill Lynch/Countrywide Commercial Mortgage Trust
0.811% due 12/12/2049 (a)	94,260	1,262
5.172% due 12/12/2049	10,730	12,302
5.378% due 08/12/2048	25,620	29,032
5.414% due 07/12/2046	300	346
5.485% due 03/12/2051	33,790	38,595
5.700% due 09/12/2049	95,607	108,954
5.810% due 06/12/2050	29,150	32,727
6.147% due 08/12/2049	61,632	70,854

Morgan Stanley Capital Trust
3.884% due 09/15/2047	2,010	2,194
4.700% due 07/15/2056	100	108
5.168% due 01/14/2042	200	216
5.439% due 02/12/2044	16,400	17,290
5.447% due 02/12/2044	530	616
5.514% due 11/12/2049	500	583
5.569% due 12/15/2044	26,700	30,278
5.598% due 03/12/2044	700	792
5.610% due 04/15/2049	24,190	25,338
5.692% due 04/15/2049	58,600	67,415
5.759% due 04/12/2049	1,665	1,726
5.809% due 12/12/2049	88,410	105,666
5.823% due 06/11/2042	300	357
5.852% due 12/12/2049	385	403
6.076% due 06/11/2049	35,914	42,463

Morgan Stanley Dean Witter Capital
4.740% due 11/13/2036	7,468	7,498
5.500% due 04/25/2017	5	5

Morgan Stanley Mortgage Loan Trust
0.477% due 03/25/2036	4,678	2,769
0.497% due 01/25/2036	9,731	6,381
0.507% due 12/25/2035	112	71
0.527% due 01/25/2035	24	23
0.537% due 01/25/2035	2,068	1,778
2.541% due 06/25/2036	4,051	3,694
2.611% due 07/25/2035	4,279	4,211
2.731% due 07/25/2035	1,425	1,147
5.284% due 06/25/2036	24,297	15,727
5.701% due 02/25/2047	3,584	2,335

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		$57,615	$52,888
5.983% due 08/12/2045		138,737	164,074
5.983% due 08/15/2045		81,900	96,857

MortgageIT Trust
0.497% due 10/25/2035		19,248	15,730
0.517% due 08/25/2035		9,102	8,531

New York Mortgage Trust
2.951% due 05/25/2036		33,328	27,793

Newgate Funding PLC
0.852% due 12/15/2050	EUR	107,200	119,816
1.253% due 12/15/2050	GBP	34,496	55,171

Nomura Asset Acceptance Corp.
0.437% due 05/25/2035		$1,050	1,033
2.807% due 10/25/2035		237	191
5.353% due 02/25/2036 ^		1,159	875
5.820% due 03/25/2047		2,441	2,310
6.138% due 03/25/2047		2,243	2,122
7.000% due 02/19/2030		1,801	1,807
7.500% due 03/25/2034		1,437	1,534

Nomura Resecuritization Trust
0.656% due 08/27/2047		113,982	112,997

OBP Depositor LLC Trust
4.646% due 07/15/2045		55,950	66,331

Ocwen Residential MBS Corp.
7.000% due 10/25/2040 ^		49	4

Opera Finance PLC
0.687% due 01/15/2015	EUR	14,050	13,914
0.934% due 02/02/2017	GBP	26,006	40,570

Opteum Mortgage Acceptance Corp.
0.477% due 07/25/2035		$883	871
0.597% due 12/25/2035		32,107	23,321

Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		15	17

Paine Webber CMO Trust
8.625% due 09/01/2018		1	1
1,359.500% due 08/01/2019 (a)		0	1

Paragon Mortgages PLC
1.064% due 05/15/2041	GBP	27,014	37,115
1.068% due 10/15/2041		2,459	3,302
1.208% due 04/16/2035		6,022	8,510

Permanent Master Issuer PLC
0.565% due 07/15/2033		$5,000	5,002
0.928% due 10/15/2033	GBP	18,000	29,045
1.797% due 07/15/2042	EUR	29,400	38,240
2.197% due 07/15/2042		7,900	10,421

PHH Alternative Mortgage Trust
0.377% due 02/25/2037		$15,976	11,766

Prime Mortgage Trust
0.617% due 02/25/2019		291	286
0.617% due 02/25/2034		5,510	5,004
5.000% due 02/25/2019		11	11

Provident Funding Mortgage Loan Trust
2.511% due 04/25/2034		7,047	7,110
2.619% due 04/25/2034		1,527	1,543
2.736% due 10/25/2035		5,516	5,600

RBSSP Resecuritization Trust
0.437% due 10/27/2036		5,414	3,054
0.457% due 08/27/2037		8,000	5,701
0.487% due 09/27/2037		9,301	4,450
0.547% due 02/27/2037		6,317	3,837

26	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Real Estate Capital PLC
0.989% due 07/25/2016	GBP	28,326	$45,061

Regal Trust
2.594% due 09/29/2031		$537	501

Resecuritization Mortgage Trust
0.467% due 04/26/2021		1	1

Residential Accredit Loans, Inc. Trust
0.317% due 05/25/2037		29,830	18,745
0.357% due 01/25/2037		15,758	11,445
0.367% due 02/25/2047		50,348	27,168
0.397% due 05/25/2036		23,676	15,708
0.397% due 09/25/2036		6,908	4,670
0.397% due 06/25/2046		116,607	51,333
0.402% due 12/25/2036		81	51
0.407% due 07/25/2036		8,819	5,941
0.407% due 08/25/2036		16,672	11,399
0.407% due 09/25/2036		143	97
0.407% due 12/25/2036		8,119	5,544
0.427% due 04/25/2046		22,561	11,219
0.467% due 08/25/2037		9,790	6,924
0.487% due 02/25/2046		4,783	2,322
0.517% due 08/25/2035		1,024	734
0.522% due 09/25/2046		419	90
0.547% due 03/25/2037		2,473	781
0.617% due 01/25/2033		36	35
0.867% due 07/25/2033		171	155
0.948% due 09/25/2046 ^		8,514	3,959
1.508% due 09/25/2045		466	340
3.321% due 04/25/2035		11,747	10,510
3.441% due 08/25/2035 ^		1,679	1,011
3.847% due 12/25/2035		27,304	19,064
3.937% due 01/25/2036 ^		19,855	14,013
4.170% due 09/25/2035		2,063	1,561
5.250% due 09/25/2020		24,105	24,667
5.500% due 06/25/2034		5,504	5,485
5.714% due 02/25/2036 ^		2,110	1,271
6.000% due 06/25/2036		132	98

Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		469	506

Residential Asset Securitization Trust
0.617% due 01/25/2046 ^		23,081	9,445
0.667% due 12/25/2036 ^		809	281
0.717% due 03/25/2035		18,637	13,725
5.000% due 08/25/2019		4,600	4,662
5.500% due 06/25/2035		1,100	950
5.750% due 02/25/2036 ^		1,756	1,428
6.000% due 04/25/2037		773	672
6.250% due 10/25/2036 ^		945	680
6.500% due 08/25/2036		2,181	1,407

Residential Funding Mortgage Securities, Inc. Trust
0.617% due 07/25/2018		137	133
3.338% due 09/25/2035		246	195
3.974% due 11/25/2035		2,539	2,053
4.066% due 07/27/2037		25,605	20,247
5.250% due 07/25/2035		6,507	6,620
5.297% due 06/25/2035		3,811	3,799
5.500% due 12/25/2034		1,600	1,577
6.000% due 06/25/2036 ^		4,892	4,397
6.500% due 03/25/2032		377	398

ResLoc U.K. PLC
0.873% due 12/15/2043	GBP	4,869	4,966

RMAC Securities PLC
0.411% due 06/12/2044	EUR	3,646	4,165
0.816% due 06/12/2044	GBP	56,793	75,632

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048	$48,438	$54,580
5.305% due 01/16/2049	7,547	7,566
5.331% due 02/16/2044	21,173	23,983
5.336% due 05/16/2047	29,124	33,510
5.420% due 01/16/2049	28,804	33,455
5.467% due 09/16/2039	1,900	2,174
5.692% due 04/16/2049	26,300	30,310
5.695% due 09/16/2040	7,500	8,609
6.068% due 09/17/2039	2,600	3,011
6.122% due 02/16/2051	42,211	50,046
6.204% due 12/16/2049	37,000	44,220

Salomon Brothers Mortgage Securities, Inc.
0.717% due 05/25/2032	96	86
4.000% due 12/25/2018	93	98

Santa Barbara Savings and Loan Association
9.500% due 11/20/2018	86	93

Sears Mortgage Securities
12.000% due 02/25/2014	9	9

Securitized Asset Sales, Inc.
0.757% due 11/26/2023	126	129

Sequoia Mortgage Trust
0.419% due 07/20/2036	6,879	6,331
0.429% due 06/20/2036	4,400	3,763
0.569% due 07/20/2033	632	625
0.879% due 06/20/2033	47	47
0.914% due 05/20/2034	6,237	5,653
0.919% due 10/19/2026	306	306
0.979% due 10/20/2027	325	325
1.019% due 10/20/2027	22	22
1.328% due 02/20/2034	4,627	4,392
2.625% due 04/20/2035	25,027	25,215
2.743% due 01/20/2047	5,666	4,696
5.030% due 09/20/2046	12,248	10,455
5.370% due 01/20/2047	7,863	7,269

Sovereign Commercial Mortgage Securities Trust
6.026% due 07/22/2030	276	282

Structured Adjustable Rate Mortgage Loan Trust
0.437% due 05/25/2037	292	196
0.517% due 09/25/2034	3,921	3,161
0.517% due 08/25/2036	17,773	11,876
0.537% due 10/25/2035	21,338	16,137
0.697% due 06/25/2035	702	696
1.636% due 01/25/2035	412	290
2.666% due 12/25/2035	5,923	3,523
2.698% due 01/25/2036 ^	4,368	3,921
2.721% due 06/25/2035	4,462	3,894
2.732% due 12/25/2034	243	224
2.748% due 03/25/2034	4,555	4,519
2.756% due 02/25/2036	25,780	19,721
2.778% due 02/25/2034	4,778	4,858
2.785% due 09/25/2034	20	20
2.788% due 07/25/2034	2,795	2,752
2.797% due 11/25/2034	1,629	1,437
2.804% due 05/25/2034	359	360
2.807% due 04/25/2035	8,023	7,077
2.809% due 01/25/2035	2,206	1,980
2.816% due 09/25/2035	5,170	4,528
2.817% due 08/25/2035	110	98
2.819% due 08/25/2034	2,144	2,089
2.828% due 04/25/2034	6,749	6,723
2.867% due 03/25/2034	123	125
2.923% due 09/25/2034	2,570	2,587
4.671% due 11/25/2035 ^	1,421	1,100
4.720% due 09/25/2036 ^	3,939	2,068
5.091% due 11/25/2036 ^	8,577	7,888

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.103% due 05/25/2036	$4,100	$3,739
5.306% due 03/25/2036 ^	2,041	1,617
5.321% due 07/25/2035	13,430	12,142
5.392% due 01/25/2036	33,691	23,939
5.606% due 09/25/2036	10,976	10,880
5.611% due 02/25/2036 ^	2,348	1,847
6.000% due 10/25/2037 ^	1,647	959

Structured Asset Mortgage Investments, Inc.
0.337% due 08/25/2036	30,380	18,760
0.347% due 03/25/2037	4,985	3,283
0.387% due 03/25/2037	1,050	153
0.407% due 06/25/2036	1,352	1,001
0.407% due 07/25/2046	47,217	30,782
0.427% due 04/25/2036	1,491	960
0.427% due 08/25/2036	9,973	6,229
0.427% due 05/25/2046	180	104
0.437% due 05/25/2036	53	35
0.437% due 05/25/2046	15,666	7,003
0.437% due 09/25/2047	300	153
0.447% due 05/25/2045	1,459	1,051
0.469% due 07/19/2035	12,591	11,672
0.477% due 05/25/2046	449	66
0.517% due 08/25/2036	1,100	343
0.527% due 12/25/2035	6,606	4,311
0.799% due 07/19/2034	33	33
0.879% due 09/19/2032	8,316	7,969
0.879% due 10/19/2034	978	934
0.919% due 03/19/2034	12	12
1.059% due 10/19/2033	1,263	1,155
2.985% due 05/02/2030	1	0
3.297% due 05/25/2022	702	722
9.159% due 06/25/2029	65	68

Structured Asset Securities Corp.
2.201% due 05/25/2032	239	223
2.453% due 07/25/2032	674	669
2.514% due 02/25/2032	1,100	1,126
2.603% due 01/25/2032	1,446	1,215
2.714% due 01/25/2034	7,170	7,113
2.828% due 11/25/2033	404	403
2.836% due 06/25/2033	4,722	4,784
2.843% due 10/28/2035	658	595
5.000% due 05/25/2035	27,814	28,060
5.450% due 03/25/2033	2,298	2,299
5.500% due 06/25/2035	5,289	5,004
5.750% due 02/25/2035	31,841	31,943
7.500% due 10/25/2036	5,351	4,936
7.654% due 04/15/2027	41	42

Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024	32	33

Suntrust Alternative Loan Trust
0.867% due 12/25/2035	15,675	10,131
5.750% due 12/25/2035	10,798	8,666

TBW Mortgage-Backed Trust
5.630% due 01/25/2037	1,238	794
5.970% due 09/25/2036	5,583	1,507
6.015% due 07/25/2037	2,393	1,616
6.500% due 07/25/2036	9,034	4,748

Thornburg Mortgage Securities Trust
0.917% due 12/25/2033	3,115	3,161
1.467% due 06/25/2047	57,860	50,561
2.990% due 10/25/2043	1,227	1,229
4.227% due 09/25/2047	139,292	113,215
5.750% due 06/25/2047	91,450	84,719
5.800% due 03/25/2037	44,460	40,615
5.876% due 10/25/2046	410,300	415,951
5.933% due 07/25/2036	269,332	271,696
6.159% due 09/25/2037	14,752	14,776

See Accompanying Notes	27

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Titan Europe PLC
1.055% due 10/23/2016	GBP	5,765	$8,914

UBS Commercial Mortgage Trust
1.139% due 07/15/2024		$8,561	8,251

Unite USAF PLC
0.797% due 03/31/2017	GBP	29,600	46,611

Wachovia Bank Commercial Mortgage Trust
0.301% due 06/15/2020		$8,413	8,069
0.311% due 09/15/2021		21,255	20,582
0.396% due 06/15/2049		184,222	171,382
5.088% due 08/15/2041		10	11
5.090% due 07/15/2042		3,273	3,315
5.118% due 07/15/2042		100	111
5.215% due 01/15/2041		450	479
5.342% due 12/15/2043		174,950	199,061
5.416% due 01/15/2045		16,615	18,942
5.500% due 10/15/2048		16,288	16,364
5.509% due 04/15/2047		62,108	71,609
5.887% due 05/15/2043		50	50
5.934% due 06/15/2049		1,557	1,622
5.939% due 06/15/2049		18,652	21,559
6.122% due 02/15/2051		20,000	23,730

Wachovia Mortgage Loan Trust LLC
2.628% due 08/20/2035		16,207	14,605
2.981% due 08/20/2035		22,921	21,284
5.359% due 10/20/2035		3,174	3,160
5.788% due 03/20/2037 ^		7,213	6,474

WaMu Mortgage Pass-Through Certificates
0.437% due 07/25/2046 ^		193	19
0.447% due 04/25/2045		14,521	13,617
0.477% due 11/25/2045		33,399	30,219
0.487% due 12/25/2045		1,551	1,427
0.497% due 11/25/2045		34,006	29,131
0.507% due 07/25/2045		687	633
0.507% due 10/25/2045		67,593	61,611
0.507% due 12/25/2045		29,813	27,190
0.527% due 01/25/2045		2,203	2,125
0.537% due 01/25/2045		5,801	5,495
0.537% due 07/25/2045		371	352
0.547% due 01/25/2045		7,956	7,497
0.610% due 11/25/2034		6,489	6,462
0.620% due 11/25/2034		2,216	2,136
0.627% due 11/25/2045		703	548
0.627% due 12/25/2045		633	509
0.670% due 06/25/2044		3,596	2,987
0.740% due 11/25/2034		1,076	960
0.848% due 02/25/2047		45,434	31,559
0.848% due 03/25/2047		38,033	26,490
0.888% due 01/25/2047		18,821	13,319
0.898% due 06/25/2047		11,891	9,090
0.908% due 04/25/2047		26,543	21,939
0.918% due 05/25/2047		29,103	22,522
0.958% due 12/25/2046		33,350	28,650
0.958% due 07/25/2047		1,032	816
0.968% due 12/25/2046		17,865	13,480
1.088% due 05/25/2046		22,485	19,660
1.128% due 06/25/2046		39,788	34,606
1.148% due 02/25/2046		4,058	3,630
1.148% due 08/25/2046		336	259
1.344% due 05/25/2041		35	36
1.348% due 11/25/2042		764	713
1.548% due 06/25/2042		1,601	1,502
1.548% due 08/25/2042		744	695
2.120% due 03/25/2033		43	44
2.140% due 01/25/2037 ^		10,759	8,157
2.314% due 12/25/2036 ^		6,821	5,462
2.344% due 02/27/2034		9,248	9,427

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.344% due 07/25/2047	$8,697	$6,372
2.396% due 01/25/2033	356	360
2.422% due 04/25/2037	7,139	5,342
2.434% due 12/25/2035	42,011	38,116
2.437% due 08/25/2034	1,020	1,013
2.449% due 09/25/2033	2,683	2,747
2.453% due 06/25/2033	7,947	8,201
2.467% due 05/25/2035	78,195	69,414
2.468% due 12/25/2035	25,000	22,464
2.472% due 03/25/2036	25,149	21,489
2.476% due 03/25/2035	6,425	6,155
2.484% due 08/25/2035	29,055	27,109
2.488% due 10/25/2035	3,959	3,708
2.501% due 09/25/2035	37,479	33,550
2.516% due 04/25/2035	18,037	16,835
2.534% due 02/25/2037 ^	18,440	13,516
2.544% due 09/25/2033	368	380
2.574% due 03/25/2034	1,733	1,764
2.594% due 05/25/2046	2,331	1,794
2.594% due 07/25/2046	1,911	1,705
2.594% due 08/25/2046	1,159	1,014
2.594% due 10/25/2046	23,960	21,301
2.594% due 12/25/2046	16,354	13,955
2.616% due 09/25/2046	13,691	11,837
2.616% due 11/25/2046	5,505	4,772
2.657% due 12/25/2036 ^	24,825	19,569
2.704% due 02/25/2037	43,069	33,698
2.741% due 09/25/2036	16,053	12,348
2.757% due 03/25/2037	83,736	74,897
4.500% due 12/25/2035	6,533	6,287
4.764% due 05/25/2037 ^	17,223	13,086
4.909% due 12/25/2036 ^	27,185	24,471
4.911% due 05/25/2037	443	356
5.033% due 01/25/2036	20,121	19,014
5.049% due 03/25/2036	39,369	38,232
5.098% due 02/25/2037	27,202	22,022
5.134% due 08/25/2036	27,997	23,328
5.174% due 08/25/2036	22,729	20,782
5.238% due 02/25/2037	1,549	1,449
5.247% due 04/25/2037	4,475	4,140
5.307% due 08/25/2036	14,307	13,012
5.314% due 08/25/2035	5,269	5,140
5.895% due 08/25/2046	29,626	27,656
6.000% due 07/25/2034	1,311	1,373

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.667% due 04/25/2035	24,752	17,952
0.918% due 04/25/2047	825	212
1.118% due 05/25/2046	8,689	5,340
5.500% due 06/25/2037	5,620	5,014
6.268% due 07/25/2036	2,005	1,038

Washington Mutual MSC Mortgage Pass-Through Certificates
1.954% due 02/25/2031	3	3
2.257% due 02/25/2033	28	27
2.498% due 01/25/2035	750	763
2.600% due 05/25/2033	142	142
2.731% due 06/25/2033	7,806	7,963

Wells Fargo Alternative Loan Trust
6.250% due 11/25/2037	10,557	9,996

Wells Fargo Commercial Mortgage Trust
2.167% due 10/15/2045 (a)	90,217	12,508

Wells Fargo Mortgage-Backed Securities Trust
0.717% due 07/25/2037	4,761	3,862
2.610% due 11/25/2034	2,076	2,081
2.612% due 12/25/2034	2,402	2,484
2.612% due 10/25/2036 ^	17,378	15,195

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.613% due 03/25/2035		$9,488	$9,442
2.614% due 07/25/2036 ^		55,855	47,936
2.615% due 06/25/2034		30,375	30,784
2.615% due 09/25/2034		635	634
2.615% due 12/25/2034		46,320	47,144
2.615% due 01/25/2035		4,865	4,865
2.616% due 09/25/2034		13,818	14,253
2.616% due 01/25/2035		15,194	14,640
2.616% due 06/25/2035		9,563	9,804
2.617% due 03/25/2036		163,732	156,652
2.619% due 07/25/2036 ^		2,411	2,074
2.620% due 06/25/2035		85,307	86,742
2.630% due 06/25/2035		3,183	3,261
2.638% due 03/25/2036		4,856	4,207
2.644% due 03/25/2035		1,904	1,880
2.648% due 10/25/2035		34,006	32,752
2.649% due 04/25/2036		480	477
2.651% due 02/25/2034		4,612	4,577
2.656% due 10/25/2035		23,484	22,626
2.659% due 05/25/2035		5,106	5,184
2.667% due 04/25/2036		26,736	24,131
2.672% due 03/25/2035		11,596	11,773
2.678% due 06/25/2034		8,607	8,747
2.693% due 03/25/2036		15,544	14,639
2.711% due 06/25/2035		1,035	1,055
2.747% due 08/25/2033		490	505
3.040% due 09/25/2036 ^		8,834	7,304
4.500% due 11/25/2018		10	10
4.588% due 12/25/2033		3,998	4,102
4.607% due 09/25/2033		443	460
4.637% due 01/25/2034		192	194
4.681% due 12/25/2033		430	442
4.725% due 07/25/2034		74	76
5.000% due 06/25/2033		1,091	1,095
5.000% due 03/25/2036		4,258	4,303
5.027% due 03/25/2036		48,988	49,296
5.169% due 10/25/2035		45,333	45,417
5.237% due 05/25/2035		4,816	4,867
5.250% due 10/25/2035		5,468	5,668
5.360% due 03/25/2036		530	527
5.500% due 11/25/2035		655	674
5.500% due 01/25/2036		9,766	9,656
5.500% due 02/25/2037		2,571	2,336
5.596% due 04/25/2036		31,235	30,499
5.724% due 04/25/2037		16,625	14,920
5.750% due 03/25/2036		11,884	11,959
5.750% due 02/25/2037		1,439	1,409
5.750% due 04/25/2037		10,680	10,141
6.000% due 06/25/2036 ^		11,446	9,902
6.000% due 08/25/2036		11,123	10,870
6.000% due 03/25/2037 ^		8,958	8,720
6.000% due 04/25/2037		3,972	3,830
6.000% due 07/25/2037		51,980	51,498
6.000% due 08/25/2037		35,814	35,660
6.250% due 07/25/2037		756	719

Windermere CMBS PLC
0.505% due 08/22/2016	EUR	19,709	24,786

Total Mortgage-Backed Securities (Cost $17,258,596)			18,454,720

28	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
ASSET-BACKED SECURITIES 2.1%

ACA CLO Ltd.
0.705% due 01/20/2021		$20,000	$19,507

Academic Loan Funding Trust
1.017% due 12/27/2022		40,364	40,464

Access Group, Inc.
1.751% due 10/27/2025		54,320	54,665

Accredited Mortgage Loan Trust
4.330% due 06/25/2033		4,659	4,011
4.980% due 10/25/2033		3,359	2,938

ACE Securities Corp.
0.277% due 10/25/2036		26	8
0.417% due 12/25/2036		30,045	10,170
1.192% due 11/25/2033		4,212	3,477

AFC Home Equity Loan Trust
0.927% due 12/22/2027		4	4

Ally Auto Receivables Trust
0.910% due 11/17/2014		3,602	3,611

Alzette European CLO S.A.
0.709% due 12/15/2020		4,748	4,681

American Money Management Corp. CLO Ltd.
0.614% due 08/08/2017		41,097	40,239
0.652% due 05/03/2018		11,951	11,806

Ameriquest Mortgage Securities, Inc.
0.417% due 05/25/2035		1,900	1,889
0.447% due 11/25/2035		80	78
0.519% due 11/25/2034		857	819
4.956% due 11/25/2035		6,674	6,746

Amortizing Residential Collateral Trust
0.757% due 06/25/2032		267	222
0.797% due 07/25/2032		97	81
0.917% due 10/25/2031		139	110

Anthracite CDO Ltd.
1.217% due 12/24/2037		4,576	4,464

Aquilae CLO PLC
1.007% due 01/17/2023	EUR	29,057	35,994

Argent Securities, Inc.
0.417% due 10/25/2035		$1,561	1,545

Artus Loan Fund Ltd.
1.085% due 02/15/2018		4,021	4,003

Asset-Backed Funding Certificates Trust
0.377% due 01/25/2037		18,445	8,936
0.437% due 01/25/2037		13,188	6,456
0.527% due 12/25/2034		1,258	1,195
0.917% due 06/25/2034		2,374	1,886
1.077% due 12/25/2030		1,762	1,617
1.312% due 05/25/2032		1,323	1,119

Asset-Backed Securities Corp. Home Equity
0.297% due 05/25/2037		1,411	1,129
0.492% due 09/25/2034		2,027	1,948
0.707% due 07/25/2035		1,677	1,669
1.027% due 06/25/2034		19,072	16,552
1.267% due 12/25/2034		10,000	7,971
1.571% due 04/15/2033		506	452

Avoca CLO BV
0.743% due 09/15/2021	EUR	51,255	63,347

Babson CLO Ltd.
0.755% due 11/15/2016		$6,459	6,411

Bank of America Auto Trust
2.670% due 12/15/2016		10,353	10,461

Bank One Issuance Trust
0.471% due 05/16/2016		500	501

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Bear Stearns Asset-Backed Securities Trust
0.277% due 01/25/2037	$175	$169
0.287% due 12/25/2036	1,990	1,896
0.297% due 10/25/2036	27	25
0.307% due 06/25/2047	11	11
0.327% due 11/25/2036	944	572
0.367% due 01/25/2037	7,146	6,488
0.377% due 01/25/2037	25,163	13,057
0.387% due 05/25/2036	9,800	6,253
0.387% due 10/25/2036	19,720	16,520
0.387% due 01/25/2037	19,663	7,115
0.397% due 04/25/2036	21,204	20,514
0.407% due 01/25/2047	5,402	5,316
0.417% due 04/25/2037	12,000	8,458
0.457% due 06/25/2047	7,500	3,304
0.497% due 02/25/2036	131	129
0.497% due 04/25/2036	6,724	4,736
0.567% due 04/25/2037	10,800	2,545
0.617% due 11/25/2034	3,631	2,604
0.617% due 09/25/2046	5,817	4,246
0.737% due 07/25/2035	1,252	1,219
0.857% due 12/25/2034	7	6
0.877% due 10/25/2032	3,112	2,801
1.017% due 10/27/2032	967	867
1.217% due 10/25/2037	514	396
1.217% due 11/25/2042	384	344
1.467% due 08/25/2037	11,420	7,746
2.984% due 06/25/2043	1,465	1,481
3.000% due 10/25/2036	274	200
3.161% due 07/25/2036	317	226

BNC Mortgage Loan Trust
0.317% due 05/25/2037	677	661

Callidus Debt Partners CLO Fund Ltd.
0.715% due 04/17/2020	27,448	26,864
1.203% due 01/21/2021	13,372	13,081

Carrington Mortgage Loan Trust
0.317% due 06/25/2037	1,426	1,362
0.337% due 02/25/2037	30	29
0.457% due 10/25/2036	13,800	5,091
0.537% due 10/25/2035	4,147	4,030
0.597% due 12/25/2035	21,844	17,467

Chambers Descendants Trust
12.000% due 08/15/2018 (p)	109,924	109,759

Chase Funding Mortgage Loan Asset-Backed Certificates
0.777% due 02/25/2033	62	57
0.857% due 08/25/2032	868	677
0.877% due 11/25/2032	28	24
0.957% due 10/25/2032	286	254
4.396% due 02/25/2030	149	150
4.499% due 11/25/2034	16	16

Chase Issuance Trust
1.421% due 05/15/2015	100	101
1.889% due 09/15/2015	1,200	1,218
5.120% due 10/15/2014	100	100

CIT Mortgage Loan Trust
1.467% due 10/25/2037	1,220	1,156

Citibank Credit Card Issuance Trust
4.850% due 04/22/2015	125	128

Citibank Omni Master Trust
2.971% due 08/15/2018	59,750	62,575
4.900% due 11/15/2018	175,000	190,853
5.350% due 08/15/2018	25,000	27,228

Citigroup Mortgage Loan Trust, Inc.
0.257% due 12/25/2036	4	4

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.277% due 05/25/2037	$2,085	$2,037
0.277% due 07/25/2045	5,272	4,135
0.287% due 05/25/2037	8,569	6,357
0.327% due 08/25/2036	137	135
0.367% due 10/25/2036	7,556	7,414
0.387% due 07/25/2045	16,200	7,550
0.467% due 08/25/2036	24,500	10,383
0.477% due 09/25/2036	5,344	2,328
0.477% due 07/25/2045	7,717	3,469
0.487% due 05/25/2037	17,700	8,156
1.192% due 11/25/2034	19,504	17,231
5.764% due 01/25/2037	2,097	1,430

Columbus Nova CLO Ltd.
0.687% due 05/16/2019	4,870	4,695

Commercial Industrial Finance Corp.
0.697% due 05/10/2021	10,600	10,218

Concord Real Estate CDO Ltd.
0.497% due 12/25/2046	14,454	13,007

Conseco Finance
0.671% due 05/15/2032	90	89

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	134	140
6.681% due 12/01/2033	336	352
7.490% due 07/01/2031	664	649

Conseco Financial Corp.
6.240% due 12/01/2028	297	308
6.870% due 04/01/2030	526	566
7.140% due 01/15/2029	37	40

Countrywide Asset-Backed Certificates
0.267% due 07/25/2037	32	32
0.337% due 06/25/2047	40,000	38,757
0.347% due 06/25/2047	4,824	4,730
0.367% due 01/25/2037	4,500	3,564
0.367% due 02/25/2037	31,010	26,082
0.367% due 01/25/2045	21,636	20,857
0.367% due 06/25/2047	61,150	42,421
0.377% due 01/25/2034	5,000	3,276
0.377% due 03/25/2037	7,666	6,141
0.377% due 01/25/2046	6,533	5,170
0.387% due 05/25/2037	54,800	40,097
0.397% due 09/25/2036	5,126	4,851
0.407% due 06/25/2036	14,652	14,163
0.457% due 03/25/2037	14,200	3,800
0.467% due 04/25/2036	13,884	13,137
0.467% due 05/25/2036	10,872	10,561
0.487% due 01/25/2036	1,489	1,340
0.507% due 06/25/2036	4,440	2,825
0.507% due 07/25/2036	7,400	2,834
0.507% due 08/25/2036	8,697	3,547
0.517% due 08/25/2035	7,076	6,287
0.517% due 06/25/2036	9,400	5,351
0.557% due 04/25/2036	10,159	7,288
0.557% due 12/25/2036	88	42
0.567% due 05/25/2036	33,100	24,957
0.587% due 11/25/2033	35	34
0.587% due 12/25/2034	4,276	3,935
0.602% due 11/25/2035	2,707	2,201
0.607% due 11/25/2034	4,696	4,527
0.617% due 08/25/2034	1,116	1,023
0.667% due 11/25/2034	1,619	1,565
0.697% due 12/25/2031	340	207
0.717% due 08/25/2047	20,000	18,767
0.747% due 05/25/2035	5,695	5,634
0.817% due 07/25/2035	19,000	15,032
0.917% due 11/25/2035	2,000	854
0.957% due 05/25/2032	22	18

See Accompanying Notes	29

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.192% due 11/25/2034		$6,000	$3,801
4.693% due 10/25/2035		14,979	13,926
4.740% due 10/25/2035		1,737	1,671
5.103% due 05/25/2035		3,500	2,941
5.714% due 04/25/2047		10,126	7,102

Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 01/25/2032		1,069	893
0.917% due 07/25/2032		54	40
0.957% due 08/25/2032		2,042	1,451
1.017% due 05/25/2043		1,963	1,636

Credit-Based Asset Servicing and Securitization LLC
0.277% due 11/25/2036		177	75
0.287% due 01/25/2037		42	11
0.337% due 07/25/2037		648	422
0.467% due 04/25/2037		1,820	930
1.317% due 04/25/2032		337	281
4.831% due 08/25/2035		66	66
6.280% due 05/25/2035		1,793	1,636

CSAM Funding
0.895% due 10/15/2016		6,861	6,831

Delta Funding Home Equity Loan Trust
1.041% due 09/15/2029		210	172

Denver Arena Trust
6.940% due 11/15/2019		2,112	2,157

Educational Services of America, Inc.
1.301% due 07/25/2023		48,912	49,182

EFS Volunteer LLC
1.301% due 10/26/2026		33,106	33,066

EMC Mortgage Loan Trust
0.587% due 05/25/2040		53	47
0.667% due 12/25/2042		2,409	1,962
0.667% due 05/25/2043		719	598

Equity One ABS, Inc.
0.777% due 11/25/2032		6,330	5,425

Eurocredit CDO BV
0.930% due 02/22/2020	EUR	18,838	23,744

First Alliance Mortgage Loan Trust
0.979% due 03/20/2031		383	312

First Franklin Mortgage Loan Trust
0.277% due 10/25/2036		90	90
0.497% due 10/25/2035		2,673	2,639
0.587% due 12/25/2034		73	73
0.617% due 04/25/2035		1,213	1,207
0.687% due 07/25/2035		825	626
1.117% due 03/25/2034		6,410	5,178
1.642% due 10/25/2034		3,498	1,903

First NLC Trust
0.287% due 08/25/2037		1,605	670
0.487% due 02/25/2036		22,081	19,140

FMAC Loan Receivables Trust
6.500% due 09/15/2020 ^		3	3

Ford Auto Securitization Trust
1.960% due 07/15/2015	CAD	50,000	51,246

Ford Credit Auto Owner Trust
2.980% due 08/15/2014		$5,513	5,566

Fraser Sullivan CLO Ltd.
0.649% due 03/15/2020		39,119	38,607

Fremont Home Loan Trust
0.277% due 01/25/2037		45	20
0.327% due 02/25/2036		10	10
0.457% due 02/25/2037		28,906	12,656

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.467% due 05/25/2036		$7,800	$2,941
0.547% due 01/25/2036		14,055	7,404

GCO Education Loan Funding Trust
0.507% due 11/25/2020		1,489	1,485

GE-WMC Mortgage Securities LLC
0.257% due 08/25/2036		13	5

Globaldrive BV
1.719% due 04/20/2018	EUR	15,535	20,221

Greenpoint Manufactured Housing
7.270% due 06/15/2029		$547	522
8.300% due 10/15/2026		500	555

Grosvenor Place CLO BV
0.661% due 03/28/2023	EUR	127,000	154,589

GSAA Trust
0.517% due 03/25/2037		$4,489	2,626
0.517% due 05/25/2047		899	632
0.587% due 06/25/2035		10,000	8,705
4.802% due 06/25/2034		124	126
5.552% due 03/25/2036		20,843	14,284
5.995% due 03/25/2046		26,049	19,532

GSAMP Trust
0.287% due 12/25/2036		351	145
0.367% due 08/25/2036		20,500	10,585
0.397% due 11/25/2035		633	68
0.447% due 03/25/2047		10,726	3,895
0.557% due 01/25/2035		368	358
0.887% due 06/25/2035		4,343	4,195
1.067% due 02/25/2047		80,817	66,452

GSC Partners CDO Fund Ltd.
0.814% due 11/20/2016		6,196	6,188

GSRPM Mortgage Loan Trust
0.917% due 01/25/2032		252	251

Gulf Stream Sextant CLO Ltd.
0.665% due 08/21/2020		8,576	8,417

Halcyon Structured Asset Management Long/Short Ltd.
0.664% due 08/07/2021		192,500	188,541

Harbourmaster CLO Ltd.
0.512% due 06/15/2020	EUR	20,179	25,244

Hewett’s Island CLO Ltd.
0.654% due 12/05/2018		$4,448	4,158

Home Equity Asset Trust
0.277% due 05/25/2037		1,480	1,464
0.387% due 08/25/2036		6,511	6,146
0.402% due 07/25/2037		8,100	6,812
0.707% due 12/25/2035		12,200	9,546
0.817% due 11/25/2032		154	111

HSBC Home Equity Loan Trust
0.369% due 03/20/2036		10,283	10,050
0.379% due 01/20/2036		6,619	6,449
0.489% due 01/20/2035		2,012	1,956
0.509% due 01/20/2034		38,402	37,575

HSI Asset Loan Obligation Trust
0.277% due 12/25/2036		160	50

HSI Asset Securitization Corp. Trust
0.267% due 10/25/2036		341	133
0.267% due 12/25/2036		66	65
0.397% due 04/25/2037		54,858	24,331

Hyde Park CDO BV
1.187% due 06/14/2022	EUR	16,934	21,092

ICE EM CLO
1.069% due 08/15/2022		$122,000	113,219

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Illinois Student Assistance Commission
0.931% due 04/25/2017		$542	$543

IMC Home Equity Loan Trust
5.353% due 07/25/2026		45	40
7.310% due 11/20/2028		21	21
7.500% due 04/25/2026		1	1
7.520% due 08/20/2028		17	17

Indymac Residential Asset-Backed Trust
0.427% due 04/25/2037		6,600	3,126
0.457% due 11/25/2036		18,500	8,652
0.467% due 03/25/2036		16,071	14,069

IXIS Real Estate Capital Trust
0.557% due 02/25/2036		452	420

JPMorgan Mortgage Acquisition Corp.
0.277% due 03/25/2047		1,815	1,688
0.297% due 08/25/2036		438	163
0.297% due 03/25/2037		19	18
0.377% due 07/25/2036		10,847	4,936
0.407% due 05/25/2035		506	467
0.407% due 03/25/2047		25,812	12,271

Jubilee CDO BV
0.686% due 09/20/2022	EUR	18,582	23,226
1.443% due 10/15/2019		7,528	9,515

L.A. Arena Funding LLC
7.656% due 12/15/2026		$194	215

Landmark CDO Ltd.
0.718% due 06/01/2017		2,457	2,407

LCM Ltd.
0.606% due 03/21/2019		18,200	17,429

Lehman ABS Mortgage Loan Trust
0.307% due 06/25/2037		6,153	2,913

Lehman XS Trust
0.387% due 12/25/2036 ^		3,678	1,921
0.417% due 08/25/2046		25,470	16,558
0.447% due 04/25/2046		34,386	19,812
0.477% due 02/25/2046		6,420	4,000
0.497% due 08/25/2035		43	39
1.717% due 07/25/2035		11,178	10,627
5.420% due 11/25/2035		1,839	1,804

Long Beach Mortgage Loan Trust
0.767% due 06/25/2035		2,125	1,948
0.777% due 10/25/2034		5,242	4,363
0.837% due 04/25/2035		6,000	5,175

Magi Funding PLC
1.314% due 04/11/2021	EUR	69,804	86,637

Magnolia Funding Ltd.
3.000% due 04/20/2017		57,843	74,598

Massachusetts Educational Financing Authority
1.401% due 04/25/2038		$2,626	2,632

MASTR Asset-Backed Securities Trust
0.267% due 01/25/2037		155	36
0.297% due 05/25/2037		207	203
0.447% due 02/25/2036		8,374	8,197
0.517% due 05/25/2037		27,456	23,826
5.471% due 11/25/2035		4,414	4,248
5.719% due 02/25/2036		10,145	9,873

MASTR Specialized Loan Trust
0.617% due 07/25/2034		743	725

Merrill Lynch First Franklin Mortgage Loan Trust
0.387% due 04/25/2037		5,380	2,695

Merrill Lynch Mortgage Investors, Inc.
0.277% due 11/25/2037		3,004	1,283

30	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.337% due 02/25/2037	$1,569	$562
0.477% due 03/25/2037	63,100	26,773

MESA Trust
1.017% due 12/25/2031	1,329	955

Mid-State Trust
6.005% due 08/15/2037	439	468
7.340% due 07/01/2035	899	936
7.791% due 03/15/2038	3,309	3,287
8.330% due 04/01/2030	1,932	2,026

Morgan Stanley ABS Capital
0.267% due 07/25/2036	363	117
0.277% due 05/25/2037	3,481	2,614
0.317% due 11/25/2036	3,077	2,293
0.327% due 03/25/2037	2,918	1,283
0.357% due 10/25/2036	30,900	13,262
0.367% due 09/25/2036	14,300	5,523
0.367% due 12/25/2036	3,942	1,755
0.397% due 03/25/2037	7,500	3,337
0.447% due 09/25/2036	4,482	1,762
0.447% due 02/25/2037	7,922	3,129
0.467% due 08/25/2036	3,600	1,482
0.467% due 03/25/2037	52,800	23,769
0.467% due 05/25/2037	5,665	2,653
0.557% due 03/25/2037	5,500	2,513
0.577% due 02/25/2037	13,166	5,332
1.017% due 07/25/2037	9,048	8,633
1.072% due 03/25/2034	8,399	7,306
1.117% due 05/25/2034	18,576	15,733
1.162% due 06/25/2034	4,223	3,623
1.217% due 03/25/2033	1,977	1,756

Morgan Stanley Dean Witter Capital
1.492% due 09/25/2032	3,989	3,175
1.567% due 02/25/2033	2,393	2,036

Morgan Stanley Home Equity Loan Trust
0.447% due 04/25/2037	10,000	4,491
0.567% due 04/25/2037	7,513	3,445

Morgan Stanley IXIS Real Estate Capital Trust
0.267% due 11/25/2036	9	4
0.327% due 11/25/2036	186	76

Morgan Stanley Mortgage Loan Trust
0.287% due 01/25/2047	15	14
0.447% due 02/25/2037	1,171	595
0.577% due 04/25/2037	5,139	2,332
5.726% due 10/25/2036	2,331	1,379
5.750% due 11/25/2036	2,705	1,620
5.750% due 04/25/2037	1,436	1,078
6.000% due 07/25/2047	1,593	1,230

Nelnet Student Loan Trust
1.151% due 07/25/2018	25,836	25,927
1.381% due 10/25/2019	5,000	5,038

New Century Home Equity Loan Trust
0.477% due 06/25/2035	810	802
0.487% due 09/25/2035	5,260	5,197
1.102% due 05/25/2034	2,921	2,520

Novastar Home Equity Loan
0.397% due 03/25/2037	5,795	2,284
0.467% due 10/25/2036	8,828	3,335
0.927% due 12/25/2033	1,326	1,219

NYLIM Flatiron CLO Ltd.
0.659% due 08/08/2020	10,750	10,342

Oakwood Mortgage Investors, Inc.
7.650% due 04/15/2027	281	280

Octagon Investment Partners Ltd.
0.778% due 12/02/2016	5,009	4,978

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Option One Mortgage Loan Trust
0.277% due 07/25/2037		$13	$13
0.357% due 01/25/2037		27,628	13,074

Ownit Mortgage Loan Trust
0.367% due 05/25/2037		29,965	14,846

Palisades CDO Ltd.
0.813% due 07/22/2039		54,311	50,502

Panhandle-Plains Higher Education Authority, Inc.
1.490% due 10/01/2035		33,283	33,806

Park Place Securities, Inc.
0.477% due 09/25/2035		247	239
0.767% due 03/25/2035		8,000	6,642
0.867% due 10/25/2034		10,700	9,752

Penta CLO S.A.
1.166% due 06/04/2024	EUR	58,970	69,850

People’s Choice Home Loan Securities Trust
1.117% due 01/25/2035		$6,500	3,802

Popular ABS Mortgage Pass-Through Trust
0.307% due 06/25/2047		11,982	10,073

Primus CLO Ltd.
0.688% due 07/15/2021		163,977	155,462

RAAC Series
0.487% due 05/25/2036		2,896	2,359
0.617% due 06/25/2047		1,700	1,111
1.417% due 09/25/2047		10,225	8,785

Renaissance Home Equity Loan Trust
0.577% due 11/25/2034		489	389
0.717% due 12/25/2033		285	254
0.917% due 08/25/2032		104	84
5.565% due 02/25/2036		12	10

Residential Asset Mortgage Products Trust
0.497% due 05/25/2037		25,888	18,145
0.517% due 03/25/2036		34,000	19,819
0.727% due 06/25/2035		4,090	3,394
5.072% due 04/25/2034		1,825	1,884

Residential Asset Securities Corp. Trust
0.367% due 08/25/2036		3,864	2,769
0.367% due 09/25/2036		6,648	6,371
0.377% due 07/25/2036		5,436	4,954
0.397% due 04/25/2036		8,041	6,675
0.467% due 08/25/2036		23,900	13,496
0.657% due 11/25/2035		6,840	4,524
0.717% due 07/25/2032 ^		5	3
1.042% due 07/25/2034		2,229	1,526

Residential Mortgage Loan Trust
1.717% due 09/25/2029		12	11

RMF Euro CDO S.A.
0.755% due 09/11/2022	EUR	16,866	20,805

SACO, Inc.
0.337% due 05/25/2036		$182	181
0.637% due 03/25/2036		120	73
0.717% due 12/25/2035		128	78

Salomon Brothers Mortgage Securities, Inc.
0.777% due 09/25/2028		924	854

Saxon Asset Securities Trust
0.737% due 08/25/2032		21	21

Securitized Asset-Backed Receivables LLC
0.257% due 01/25/2037		157	138
0.277% due 12/25/2036 ^		346	88
0.347% due 05/25/2037 ^		1,269	674

SG Mortgage Securities Trust
0.367% due 10/25/2036		20,988	9,010

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Sherwood Castle Funding PLC
0.462% due 03/15/2016	EUR	18,000	$22,943
0.833% due 06/15/2016	GBP	5,200	8,289

SLC Student Loan Trust
0.635% due 05/15/2018		$4,691	4,691
1.289% due 06/15/2021		4,300	4,355
4.750% due 06/15/2033		29,315	28,145

SLM Student Loan Trust
0.451% due 07/25/2017		7,202	7,190
0.512% due 12/15/2023	EUR	153	189
0.512% due 10/26/2026		2,500	2,924
0.522% due 09/15/2021		10,888	13,794
0.522% due 06/17/2024		30,506	37,203
0.529% due 03/15/2017		$1,298	1,294
0.531% due 10/25/2021		11,396	11,385
0.541% due 10/25/2022		2,036	2,030
0.561% due 04/25/2017		192	192
0.581% due 01/25/2019		4,587	4,585
0.591% due 04/25/2017		4,341	4,341
0.601% due 01/25/2021		109,178	109,071
0.621% due 04/27/2020		9,357	9,337
0.692% due 10/25/2023	EUR	71,068	84,418
0.781% due 01/25/2022		$12,000	11,792
0.951% due 10/25/2017		69,798	69,822
1.001% due 10/25/2017		109	110
1.101% due 04/25/2019		700	698
1.201% due 01/25/2019		40,000	40,145
1.201% due 04/25/2023		20,000	20,102
1.351% due 07/25/2023		700	702
1.551% due 10/25/2016		858	864
1.551% due 07/25/2023		5,000	5,078
1.589% due 12/15/2033		29,274	28,909
1.621% due 12/15/2023		30,378	30,628
1.751% due 01/25/2018		1,490	1,526
1.951% due 04/25/2023		934,341	973,720
2.141% due 08/15/2016		4,674	4,684
2.151% due 07/25/2023		2,100	2,217
2.471% due 06/16/2042		18,000	18,279
2.871% due 12/16/2019		42,483	43,099
3.200% due 05/16/2044		4,764	4,927
3.471% due 05/16/2044		53,665	56,650
3.500% due 08/17/2043		78,171	75,974

Soundview Home Loan Trust
0.277% due 11/25/2036		1,388	448
0.297% due 06/25/2037		615	591
0.377% due 01/25/2037		7,000	3,426
0.427% due 06/25/2037		28,400	12,723
0.467% due 08/25/2037		3,828	1,483
0.497% due 06/25/2037		23,637	10,575
0.517% due 11/25/2035		9	9

South Carolina Student Loan Corp.
0.968% due 03/01/2018		1,392	1,393
1.168% due 03/02/2020		700	703
1.418% due 09/03/2024		600	605

Specialty Underwriting & Residential Finance
0.277% due 01/25/2038		657	625
0.317% due 11/25/2037		1,808	1,253
0.567% due 09/25/2036		5,000	4,718
0.897% due 01/25/2034		23	19

Stone Tower CLO Ltd.
0.685% due 04/17/2021		5,000	4,766

Stony Hill CDO Ltd.
1.032% due 10/15/2013		69	68

Structured Asset Investment Loan Trust
0.367% due 09/25/2036		13,710	8,906
0.577% due 10/25/2035		9,349	8,301

See Accompanying Notes	31

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.917% due 04/25/2033		$2,194	$1,937

Structured Asset Securities Corp.
0.297% due 01/25/2037		489	489
0.317% due 01/25/2037		388	265
0.327% due 01/25/2037		10,000	9,333
0.357% due 05/25/2047		9,438	7,155
0.367% due 05/25/2037		631	618
0.387% due 12/25/2036		12,000	6,625
0.397% due 01/25/2037		4,306	1,721
0.427% due 09/25/2035		111	111
0.517% due 06/25/2035		4,465	3,542
0.617% due 05/25/2034		15	14
0.797% due 01/25/2033		4,410	3,934
1.715% due 04/25/2035		18,695	17,879
5.180% due 10/25/2034		2,910	3,013
5.410% due 06/25/2033		76	75

Symphony CLO Ltd.
0.675% due 05/15/2019		82,500	80,525

Tobacco Settlement Financing Corp.
6.125% due 06/01/2032		7,000	7,111

Toyota Auto Receivables Owner Trust
1.270% due 12/16/2013		3,427	3,432

Triaxx Prime CDO
0.474% due 10/02/2039		187,139	122,250

Wachovia Loan Trust
0.577% due 05/25/2035		2,042	1,684

Whitney CLO Ltd.
0.708% due 03/01/2017		908	905

Wind River CLO Ltd.
0.711% due 12/19/2016		6,486	6,345

WMC Mortgage Loan Pass-Through Certificates
0.901% due 05/15/2030		2,218	2,117

Wood Street CLO BV
0.696% due 03/29/2021	EUR	35,201	43,835

Total Asset-Backed Securities (Cost $5,626,702)			5,741,033

SOVEREIGN ISSUES 11.3%

1Malaysia Sukuk Global Bhd.
3.928% due 06/04/2015		$34,300	36,702

Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	46,200	63,139
5.500% due 07/12/2020 (k)		$8,200	9,758
6.369% due 06/16/2018 (k)		10,000	12,050
6.500% due 06/10/2019		5,000	6,188

Brazil Government International Bond
10.250% due 01/10/2028	BRL	3,300	2,137

Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014		502,667	254,292
10.000% due 01/01/2017		9,975,825	5,097,052
10.000% due 01/01/2021		649,216	327,504

Canada Housing Trust
2.650% due 03/15/2022	CAD	22,700	24,051
3.800% due 06/15/2021		410,600	474,731

Hydro-Quebec
0.750% due 03/28/2013 (g)		$5,600	3,950
8.400% due 01/15/2022		150	217

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Indonesia Government International Bond
6.750% due 03/10/2014		$5,000	$5,369
6.875% due 03/09/2017		3,000	3,611
7.250% due 04/20/2015		12,800	14,608
7.500% due 01/15/2016		21,037	24,824

Ireland Government Bond
4.500% due 02/18/2015	EUR	28,000	38,257
4.600% due 04/18/2016		42,000	56,626

Italy Buoni Poliennali Del Tesoro
2.000% due 06/01/2013		72,600	93,492
2.100% due 09/15/2021 (f)		77,775	88,753
2.250% due 11/01/2013		238,700	307,941
2.500% due 03/01/2015		741,000	947,642
3.000% due 04/01/2014		336,400	438,043
3.000% due 04/15/2015		109,900	141,976
3.000% due 06/15/2015		300,000	387,304
3.000% due 11/01/2015		281,800	362,892
3.500% due 06/01/2014		235,900	309,356
3.750% due 12/15/2013		419,300	550,092
3.750% due 08/01/2015		655,500	860,799
3.750% due 04/15/2016		62,300	81,714
3.750% due 08/01/2016		102,900	133,775
4.250% due 04/15/2013		10,000	13,039
4.250% due 07/01/2014		552,500	733,387
4.250% due 08/01/2014		243,200	323,597
4.250% due 02/01/2015		234,300	312,445
4.500% due 07/15/2015		923,100	1,234,988
4.500% due 03/01/2026		23,600	28,019
4.750% due 02/01/2013		61,100	79,368
4.750% due 09/15/2016		116,400	156,206
4.750% due 05/01/2017		395,100	526,021
4.750% due 06/01/2017		353,100	469,015
5.250% due 08/01/2017		187,900	255,330
6.000% due 11/15/2014		344,200	475,397

Italy Certificati Di Credito Del Tesoro
0.000% due 01/31/2014		47,900	59,886
0.000% due 05/30/2014		427,200	527,777
0.000% due 09/30/2014		403,300	492,040

Korea Housing Finance Corp.
4.125% due 12/15/2015		$95,800	103,681

Mexico Government International Bond
4.250% due 07/14/2017	EUR	48,600	69,542
5.000% due 06/15/2017	MXN	1,295,000	100,935
6.000% due 06/18/2015		2,213,000	178,008
6.250% due 06/16/2016		7,131,300	581,173
6.500% due 06/10/2021		3,825,900	325,205
6.500% due 06/09/2022		2,836,000	240,711
7.750% due 12/14/2017		438,170	38,394
7.750% due 05/29/2031		330,000	29,839
8.000% due 06/11/2020		363,100	33,359
9.000% due 12/20/2012		8,750,000	687,272
10.000% due 12/05/2024		9,886,700	1,082,139

New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	10,000	13,044

Panama Government International Bond
7.250% due 03/15/2015		$20,700	23,753

Portugal Obrigacoes do Tesouro OT
3.600% due 10/15/2014	EUR	7,500	9,452
4.375% due 06/16/2014		20,000	25,730

Province of British Columbia
3.250% due 12/18/2021	CAD	42,400	45,945
3.700% due 12/18/2020		10,000	11,227
4.300% due 06/18/2042		36,600	44,764

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Province of Ontario
1.600% due 09/21/2016		$8,200	$8,487
1.650% due 09/27/2019		104,500	105,044
2.450% due 06/29/2022		10,000	10,175
3.000% due 07/16/2018		17,300	18,960
3.150% due 06/02/2022	CAD	1,008,300	1,067,516
4.000% due 10/07/2019		$34,655	40,219
4.000% due 06/02/2021	CAD	1,234,800	1,400,645
4.200% due 03/08/2018		77,400	87,840
4.200% due 06/02/2020		560,000	642,838
4.300% due 03/08/2017		415,300	468,319
4.400% due 06/02/2019		204,875	237,198
4.400% due 04/14/2020		$18,900	22,474
4.600% due 06/02/2039	CAD	120,460	149,378
4.650% due 06/02/2041		282,000	356,610
4.700% due 06/02/2037		48,400	60,227
5.500% due 06/02/2018		71,100	85,591
5.600% due 06/02/2035		75,000	103,478
5.850% due 03/08/2033		165,000	230,939
6.200% due 06/02/2031		5,000	7,155
6.500% due 03/08/2029		26,200	37,992
7.600% due 06/02/2027		20,000	31,084

Province of Quebec
2.750% due 08/25/2021		$172,200	180,684
3.500% due 07/29/2020		4,000	4,481
3.500% due 12/01/2022	CAD	541,753	582,382
4.250% due 12/01/2021		692,300	792,306
4.500% due 12/01/2016		20,700	23,405
4.500% due 12/01/2017		102,300	117,060
4.500% due 12/01/2018		255,500	294,866
4.500% due 12/01/2019		357,000	414,613
4.500% due 12/01/2020		1,247,900	1,452,589
4.625% due 05/14/2018		$1,000	1,183
5.000% due 12/01/2041	CAD	25,000	32,329
5.750% due 12/01/2036		25,000	34,518
7.500% due 09/15/2029		$210	326

Qatar Government International Bond
4.000% due 01/20/2015		65,000	69,160
5.150% due 04/09/2014		9,100	9,692
5.250% due 01/20/2020		85,200	101,175

Republic of Korea
5.750% due 04/16/2014		10,000	10,745

Russia Government International Bond
3.250% due 04/04/2017		171,400	180,789
7.500% due 03/31/2030		152,669	193,050

South Africa Government International Bond
8.250% due 09/15/2017	ZAR	331,400	43,912

Spain Government International Bond
3.300% due 10/31/2014	EUR	163,200	209,141
3.400% due 04/30/2014		66,400	85,676
3.750% due 10/31/2015		75,000	95,356
4.000% due 07/30/2015		331,500	427,506
4.400% due 01/31/2015		239,600	313,899

Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$74,350	79,905
5.450% due 11/22/2017		81,000	88,311
6.800% due 11/22/2025		1,300	1,534
6.902% due 07/09/2020		51,400	60,855

Total Sovereign Issues (Cost $30,778,957)			31,563,150

32	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%

Wells Fargo & Co.
7.500% due 03/15/2013 (g)	144,918	$179,408

INDUSTRIALS 0.0%

Motors Liquidation Co.
5.250% due 03/06/2032	8,712,560	0
6.250% due 07/15/2033	475,440	0

		0

UTILITIES 0.0%

PPL Corp.
8.750% due 05/01/2014	209,500	11,460

Total Convertible Preferred Securities (Cost $177,927)		190,868

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%

Ally Financial, Inc.
7.250% due 02/07/2033	2,654,829	65,574
7.300% due 03/09/2031	1,573,542	38,441
7.350% due 08/08/2032	517,462	12,766

Citigroup Capital
7.875% due 10/30/2040	900,000	25,065

Citigroup, Inc.
6.150% due 12/15/2012	1,190,000	2,289

Santander Finance Preferred S.A.U.
10.500% due 09/29/2014 (g)	1,200,000	32,400

SLM Corp. CPI Linked Security
3.664% due 03/15/2017	4,700	115

		176,650

INDUSTRIALS 0.0%

United Technologies Corp.
7.500% due 08/01/2015	200,000	11,220

Total Preferred Securities (Cost $184,236)		187,870

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 10.9%
CERTIFICATES OF DEPOSIT 0.6%

Abbey National Treasury Services PLC
1.572% due 04/25/2013	$26,570	26,498
1.758% due 06/10/2013	55,500	55,291

Banco Bradesco S.A.
2.292% due 01/24/2013	175,300	175,891

Banco do Brasil S.A.
0.000% due 03/26/2013	5,200	5,177

Bank of Nova Scotia
0.755% due 10/18/2012	1,500	1,500

Dexia Credit Local
1.400% due 09/20/2013	446,700	446,700
1.500% due 09/27/2013	395,400	395,400
1.700% due 09/06/2013	114,600	114,600

Itau Unibanco Holding S.A.
0.000% due 11/05/2012	220,100	219,760
1.000% due 11/06/2012	108,600	108,428
1.000% due 11/13/2012	103,800	103,603

		1,652,848

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
COMMERCIAL PAPER 0.7%

BP Capital Markets PLC
0.648% due 01/11/2013	$6,700	$6,688

British Telecommunications PLC
1.730% due 06/05/2013	50,000	49,406

Dominion Resources, Inc.
0.410% due 10/10/2012	15,000	14,998
0.420% due 10/16/2012	65,000	64,989
0.430% due 10/22/2012	25,720	25,714

Duke Energy Corp.
0.450% due 10/17/2012	15,000	14,997
0.460% due 10/10/2012	25,000	24,997

Ford Motor Credit Co.
1.140% due 11/13/2012	13,500	13,482
1.140% due 11/16/2012	20,000	19,971
1.200% due 11/02/2012	35,000	34,963

Kinder Morgan Energy Partners LP
0.490% due 10/09/2012	25,000	24,997
0.500% due 10/15/2012	90,000	89,982
0.500% due 10/22/2012	28,000	27,992
0.500% due 10/24/2012	18,000	17,994
0.510% due 10/22/2012	50,000	49,985
0.520% due 10/24/2012	37,630	37,617

Northeast Utilities
0.410% due 10/09/2012	25,000	24,998
0.410% due 10/10/2012	21,456	21,454
0.410% due 10/12/2012	35,000	34,996
0.420% due 10/01/2012	37,889	37,889
0.420% due 10/04/2012	15,920	15,919
0.420% due 10/12/2012	29,465	29,461
0.430% due 10/02/2012	30,000	30,000
0.430% due 10/25/2012	58,500	58,483

PPL Energy Supply LLC
0.430% due 10/15/2012	32,000	31,995
0.440% due 10/09/2012	14,588	14,587

Santander Commercial Paper S.A
2.200% due 04/02/2013	196,800	194,611
3.100% due 10/01/2013	787,900	763,204

Sempra Energy
0.400% due 10/01/2012	15,000	15,000
0.450% due 10/01/2012	39,000	39,000

Spectra Energy Capital
0.440% due 10/05/2012	50,000	49,998
0.440% due 10/09/2012	15,000	14,998
0.510% due 10/29/2012	25,000	24,990

		1,920,355

REPURCHASE AGREEMENTS 0.1%

Banc of America Securities LLC
0.220% due 10/01/2012	2,500	2,500
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.875% due 02/28/2017 valued at $2,552. Repurchase proceeds are $2,500.)

Bank of Nova Scotia
0.280% due 10/01/2012	100,000	100,000
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 1.875% due 02/28/2014 valued at $102,084. Repurchase proceeds are $100,002.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Citigroup Global Markets, Inc.
0.210% due 10/01/2012		$11,400	$11,400
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.750% due 06/30/2017 valued at $11,634. Repurchase proceeds are $11,400)
0.280% due 10/01/2012		3,500	3,500
(Dated 09/28/2012. Collateralized by Fannie Mae 0.790% due 04/24/2015 valued at $3,573. Repurchase proceeds are $3,500)

Morgan Stanley & Co., Inc.
0.290% due 10/01/2012		2,000	2,000
(Dated 09/28/2012. Collateralized by Federal Home Loan Bank 5.250% due 06/18/2014 valued at $2,043. Repurchase proceeds are $2,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2012		27,173	27,173

(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% - 5.000% due 06/04/2015 - 03/15/2016 valued at $22,307 and U.S. Treasury Bonds 5.250% due 02/15/2029 valued at $5,410. Repurchase proceeds are $27,173.)

TD Securities (USA) LLC
0.180% due 10/01/2012		10,000	10,000
(Dated 09/28/2012. Collateralized by U.S. Treasury Inflation Protected Securities 2.125% due 02/15/2040 valued at $10,957. Repurchase proceeds are $10,000.)

			156,573

SHORT-TERM NOTES 0.1%

Appalachian Power Co.
0.810% due 08/16/2013		7,000	7,000

Export-Import Bank of Korea
2.300% due 10/21/2012		40,100	40,102

Pacific Gas & Electric Co.
0.884% due 11/20/2012		48,900	48,927

			96,029

ITALY TREASURY BILLS 1.2%
1.759% due 02/28/2013 - 09/13/2013 (d)	EUR	2,708,100	3,425,381

JAPAN TREASURY BILLS 3.3%
0.098% due 10/01/2012 - 11/05/2012 (d)	JPY	724,380,000	9,281,609

See Accompanying Notes	33

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MEXICO TREASURY BILLS 1.1%
4.396% due 10/04/2012 - 01/10/2013 (d)	MXN	40,591,155	$3,131,986

SPAIN TREASURY BILLS 0.2%
2.040% due 02/15/2013 - 09/20/2013 (d)	EUR	468,800	589,027

U.S. TREASURY BILLS 0.0%
0.128% due 01/31/2013 - 07/25/2013 (d)(j)(m)		$33,971	33,950

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (h) 3.6%
PIMCO Short-Term Floating NAV Portfolio		49,906,334	500,211
PIMCO Short-Term Floating NAV Portfolio III		941,478,840	9,417,613

			9,917,824

Total Short-Term Instruments (Cost $30,070,174)			30,205,582

Total Investments 123.3% (Cost $328,937,769)			$342,985,731

Written Options (o) (0.1%) (Premiums $662,953)			(245,500)

Other Assets and Liabilities (Net) (23.2%)			(64,543,063)

Net Assets 100.0%			$278,197,168

34	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Security becomes interest bearing at a future date.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity, date shown represents next contractual call date.
(h)	Affiliated to the Fund.
(i)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $1,020,259 at a weighted average interest rate of (0.133%).
(j)	Securities with an aggregate market value of $522,990 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(k)	Securities with an aggregate market value of $23,489 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date		Principal Amount	Payable for Reverse Repurchase Agreements
BCY	(3.000%)	08/23/2012	08/23/2014		$2,662	$(2,654)
	(3.000%)	08/24/2012	08/23/2014		3,328	(3,318)
	(1.150%)	05/04/2012	02/22/2014		985	(978)
	(1.000%)	07/06/2012	04/19/2014		1,202	(1,197)
BRC	(0.250%)	04/04/2012	04/03/2014	GBP	3,796	(6,125)
FOB	(2.250%)	03/15/2012	03/15/2014		$2,836	(2,801)
	(1.750%)	06/07/2012	06/06/2014		3,857	(3,835)
JPM	(0.500%)	08/10/2012	08/08/2014		4,256	(4,253)

						$(25,161)

(l)	Securities with an aggregate market value of $212,215 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2014	1,134	$310
90-Day Euribor March Futures	Long	03/2015	1,383	400
90-Day Eurodollar December Futures	Long	12/2014	14,348	1,200
90-Day Eurodollar June Futures	Long	06/2015	134,794	74,446
90-Day Eurodollar March Futures	Long	03/2015	54,020	47,735
90-Day Eurodollar September Futures	Long	09/2015	6,573	9,932
Euro-Bund 10-Year Bond December Futures	Short	12/2012	7,796	(6,788)
U.S. Treasury 10-Year Note December Futures	Long	12/2012	54,342	26,182

				$153,417

(m)	Centrally cleared swap agreements outstanding on September 30, 2012: Securities with an aggregate market value of $1,629,857 and cash of $737 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)		Market Value(5)	Unrealized (Depreciation)
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016	$610,512	$	(12,572)	$(23,738)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017	1,285,218		(10,144)	(63,292)
CDX.IG-17 5-Year Index	(1.000%)	12/20/2016	5,000		(42)	(40)
CDX.IG-18 5-Year Index	(1.000%)	06/20/2017	9,446,950		(43,904)	(10,917)

				$	(66,662)	$(97,987)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date		Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		$5,292,900	$39,983	$40,135
Receive	3-Month USD-LIBOR	4.250%	06/15/2041		5,972,700	(2,207,596)	(502,133)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042		4,137,700	(160,885)	(306,878)
Receive	3-Month USD-LIBOR	2.500%	12/19/2042		650,000	18,585	17,420
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2018	AUD	250,000	2,503	1,646

						$(2,307,410)	$(749,810)

See Accompanying Notes	35

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

(n)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2012(3)	Notional Amount(4)			Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Avnet, Inc.	DUB	(1.000%)	09/20/2016	1.623%		$ 1,550	$	36	$28	$8
Barclays Bank PLC	BPS	(3.000%)	06/20/2021	4.099%		6,000		454	908	(454)
CRH America, Inc.	CBK	(2.590%)	09/20/2018	2.358%		10,000		(134)	0	(134)
Deluxe Corp.	DUB	(1.000%)	12/20/2014	2.312%		6,200		175	574	(399)
Domtar Corp.	SOG	(5.000%)	09/20/2016	1.511%		31,500		(4,292)	(3,957)	(335)
Foster’s Finance Corp.	BRC	(2.140%)	12/20/2014	0.186%		6,000		(266)	0	(266)
Gap, Inc.	BOA	(5.000%)	06/20/2021	1.917%		27,000		(6,392)	(3,354)	(3,038)
Gap, Inc.	FBF	(1.000%)	06/20/2021	1.917%		5,000		348	857	(509)
Gap, Inc.	GST	(5.000%)	06/20/2021	1.917%		8,000		(1,894)	(940)	(954)
Hanson Building Materials, Inc.	BPS	(1.000%)	09/20/2016	1.354%		33,000		440	1,130	(690)
Hanson Building Materials, Inc.	BPS	(1.000%)	09/20/2016	1.398%		20,000		301	553	(252)
Hanson Ltd.	BRC	(1.000%)	09/20/2016	1.398%		20,000		301	3,057	(2,756)
Intesa Sanpaolo SpA	JPM	(3.000%)	09/20/2015	3.208%		6,000		30	192	(162)
iStar Financial, Inc.	MYC	(0.600%)	12/20/2013	3.564%		10,000		350	0	350
Jones Group, Inc.	DUB	(1.000%)	12/20/2014	1.685%		44,710		658	1,423	(765)
KB Home	DUB	(1.000%)	03/20/2014	1.399%		3,000		17	249	(232)
KB Home	GST	(1.000%)	03/20/2014	1.399%		7,000		39	329	(290)
Manpower, Inc.	GST	(2.500%)	06/20/2013	0.411%	EUR	45,500		(939)	(2,683)	1,744
Marks & Spencer PLC	RYL	(0.950%)	12/20/2017	2.490%		$2,200		162	400	(238)
MDC Holdings, Inc.	BOA	(1.000%)	12/20/2014	0.527%		3,000		(33)	0	(33)
MDC Holdings, Inc.	BPS	(1.250%)	12/20/2014	0.538%		9,000		(146)	0	(146)
Office Depot, Inc.	BOA	(5.000%)	09/20/2013	1.534%		7,000		(248)	(126)	(122)
Office Depot, Inc.	SOG	(5.000%)	09/20/2013	1.534%		16,000		(566)	(849)	283
Pactiv LLC	MYC	(5.000%)	06/20/2017	5.370%		9,800		132	(677)	809
PulteGroup, Inc.	BPS	(1.000%)	03/20/2014	0.711%		10,000		(46)	451	(497)
PulteGroup, Inc.	BRC	(5.000%)	03/20/2014	0.711%		15,400		(999)	(200)	(799)
Rohm & Haas Co.	BOA	(1.000%)	09/20/2017	0.400%		1,500		(45)	(17)	(28)
Rohm & Haas Co.	BOA	(0.700%)	09/20/2017	0.409%		13,425		(195)	0	(195)
Rohm & Haas Co.	BPS	(1.600%)	09/20/2017	0.409%		4,665		(275)	0	(275)
Rohm & Haas Co.	BPS	(1.000%)	09/20/2017	0.400%		30,000		(894)	(437)	(457)
Rohm & Haas Co.	CBK	(0.540%)	09/20/2017	0.409%		7,000		(46)	0	(46)
Rohm & Haas Co.	MYC	(1.000%)	09/20/2017	0.400%		17,000		(506)	(527)	21
RPM International, Inc.	BOA	(1.030%)	03/20/2018	1.155%		9,000		56	399	(343)
RPM International, Inc.	BRC	(1.460%)	03/20/2018	1.155%		2,800		(46)	0	(46)
RPM International, Inc.	GST	(1.000%)	03/20/2018	1.131%		15,000		98	219	(121)
Tate & Lyle International Finance PLC	BRC	(1.250%)	12/20/2014	0.280%		12,000		(265)	0	(265)
Telefonica Emisiones S.A.U.	CBK	(1.000%)	06/20/2016	2.895%		5,000		330	301	29
Telefonica Emisiones S.A.U.	CBK	(1.000%)	09/20/2017	3.326%		10,000		1,035	730	305
Toll Brothers Finance Corp.	BOA	(1.000%)	12/20/2019	1.523%		7,000		242	251	(9)
Toll Brothers Finance Corp.	BPS	(1.000%)	06/20/2015	0.636%		10,000		(102)	262	(364)
Toll Brothers Finance Corp.	DUB	(1.000%)	12/20/2019	1.523%		3,000		103	262	(159)
Universal Corp.	DUB	(1.000%)	12/20/2014	0.537%		33,000		(351)	580	(931)
UST LLC	BRC	(0.700%)	03/20/2018	0.358%		24,000		(448)	0	(448)
UST LLC	CBK	(1.000%)	03/20/2018	0.351%		2,500		(88)	(133)	45
UST LLC	DUB	(1.000%)	03/20/2018	0.351%		1,500		(53)	(74)	21

							$	(13,962)	$(819)	$(13,143)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012(3)	Notional Amount(4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	0.893%	$15,000	$164	$(50)	$214
Ally Financial, Inc.	DUB	5.000%	09/20/2013	1.083%	15,000	598	477	121
Ally Financial, Inc.	DUB	5.000%	12/20/2013	1.193%	25,000	1,202	734	468
Ally Financial, Inc.	DUB	5.000%	06/20/2014	1.802%	35,000	1,957	1,262	695
Ally Financial, Inc.	DUB	5.000%	09/20/2014	1.992%	5,000	299	229	70
Ally Financial, Inc.	DUB	5.000%	06/20/2015	2.520%	10,000	663	461	202
Ally Financial, Inc.	DUB	5.000%	12/20/2016	3.189%	2,400	170	(34)	204
Ally Financial, Inc.	DUB	5.000%	03/20/2017	3.250%	62,300	4,461	(3,894)	8,355
Ally Financial, Inc.	FBF	5.000%	09/20/2014	1.992%	10,000	598	586	12
Ally Financial, Inc.	GST	5.000%	12/20/2012	0.893%	10,000	110	(125)	235
Ally Financial, Inc.	GST	5.000%	09/20/2013	1.083%	15,000	597	443	154
Ally Financial, Inc.	GST	5.000%	12/20/2013	1.193%	15,000	721	504	217
Ally Financial, Inc.	GST	5.000%	06/20/2014	1.802%	45,000	2,516	1,871	645
Ally Financial, Inc.	GST	5.000%	09/20/2014	1.992%	30,000	1,793	1,827	(34)
American International Group, Inc.	GST	1.000%	12/20/2020	1.672%	6,600	(316)	(1,708)	1,392
American International Group, Inc.	MYC	1.000%	12/20/2020	1.672%	4,000	(192)	(988)	796

36	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

Argentine Republic Government International Bond	DUB	5.000%	09/20/2017	9.589%	25,000	(4,345)	(6,049)	1,704
Australia & New Zealand Banking Group Ltd.	DUB	1.000%	06/20/2017	1.317%	12,100	(171)	(516)	345
Australia Government Bond	BOA	1.000%	06/20/2017	0.499%	53,200	1,263	610	653
Australia Government Bond	BRC	1.000%	06/20/2017	0.499%	48,400	1,149	604	545
Australia Government Bond	CBK	1.000%	06/20/2017	0.499%	12,700	301	144	157
Australia Government Bond	DUB	1.000%	03/20/2015	0.213%	71,200	1,413	1,367	46
Australia Government Bond	DUB	1.000%	03/20/2016	0.320%	78,800	1,883	1,773	110
Australia Government Bond	DUB	1.000%	09/20/2016	0.380%	23,900	594	207	387
Australia Government Bond	DUB	1.000%	06/20/2017	0.499%	2,800	66	33	33
Australia Government Bond	GST	1.000%	06/20/2016	0.352%	7,400	180	178	2
Australia Government Bond	GST	1.000%	09/20/2016	0.380%	24,100	599	221	378
Australia Government Bond	GST	1.000%	06/20/2017	0.499%	43,600	1,034	457	577
Australia Government Bond	JPM	1.000%	06/20/2016	0.352%	25,000	610	570	40
Australia Government Bond	JPM	1.000%	09/20/2016	0.380%	22,500	559	411	148
Australia Government Bond	JPM	1.000%	06/20/2017	0.499%	35,000	831	347	484
Australia Government Bond	MYC	1.000%	06/20/2016	0.352%	22,000	536	525	11
Australia Government Bond	MYC	1.000%	06/20/2017	0.499%	25,000	594	274	320
Australia Government Bond	RYL	1.000%	06/20/2015	0.241%	14,200	299	385	(86)
Australia Government Bond	UAG	1.000%	03/20/2015	0.213%	50,000	992	693	299
Australia Government Bond	UAG	1.000%	06/20/2015	0.241%	900	19	24	(5)
Australia Government Bond	UAG	1.000%	09/20/2016	0.380%	8,100	201	148	53
Australia Government Bond	UAG	1.000%	06/20/2017	0.499%	42,900	1,018	526	492
Berkshire Hathaway Finance Corp.	BOA	1.000%	06/20/2013	0.361%	25,000	125	157	(32)
Berkshire Hathaway Finance Corp.	BOA	1.000%	09/20/2013	0.439%	5,000	29	32	(3)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.771%	162,200	964	(2,827)	3,791
Berkshire Hathaway Finance Corp.	BOA	1.000%	12/20/2015	0.889%	20,000	76	(298)	374
Berkshire Hathaway Finance Corp.	BOA	1.000%	06/20/2017	1.139%	25,500	(154)	(412)	258
Berkshire Hathaway Finance Corp.	BPS	1.000%	03/20/2015	0.771%	25,000	149	(468)	617
Berkshire Hathaway Finance Corp.	BRC	1.012%	09/20/2013	0.448%	20,000	117	0	117
Berkshire Hathaway Finance Corp.	BRC	1.000%	03/20/2015	0.771%	65,000	387	(1,169)	1,556
Berkshire Hathaway Finance Corp.	CBK	1.000%	03/20/2015	0.771%	25,000	149	(434)	583
Berkshire Hathaway Finance Corp.	CBK	1.000%	03/20/2016	0.939%	22,400	53	(253)	306
Berkshire Hathaway Finance Corp.	CBK	1.000%	06/20/2020	1.390%	4,400	(120)	(184)	64
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	0.439%	15,700	91	77	14
Berkshire Hathaway Finance Corp.	DUB	1.000%	12/20/2014	0.714%	25,000	166	(495)	661
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	0.771%	65,000	387	(932)	1,319
Berkshire Hathaway Finance Corp.	FBF	1.000%	06/20/2017	1.139%	25,000	(151)	(384)	233
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2015	0.771%	111,400	662	(1,718)	2,380
Berkshire Hathaway Finance Corp.	GST	1.000%	06/20/2015	0.818%	30,000	157	(962)	1,119
Berkshire Hathaway Finance Corp.	GST	1.000%	12/20/2015	0.889%	60,000	230	(1,275)	1,505
Berkshire Hathaway Finance Corp.	GST	1.000%	06/20/2017	1.139%	19,800	(120)	(469)	349
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2021	1.424%	25,000	(796)	(863)	67
Berkshire Hathaway Finance Corp.	JPM	1.000%	06/20/2015	0.818%	20,000	105	(816)	921
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2015	0.889%	15,000	58	(463)	521
Berkshire Hathaway Finance Corp.	JPM	1.000%	06/20/2017	1.139%	30,000	(182)	(652)	470
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2017	1.176%	20,000	(162)	(496)	334
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2021	1.424%	5,900	(188)	(237)	49
Berkshire Hathaway Finance Corp.	MYC	1.000%	03/20/2015	0.771%	77,000	457	(1,445)	1,902
Berkshire Hathaway Finance Corp.	UAG	1.000%	03/20/2015	0.771%	3,300	19	(60)	79
BP Capital Markets America, Inc.	CBK	1.000%	06/20/2017	0.797%	12,000	116	0	116
BP Capital Markets America, Inc.	DUB	1.000%	12/20/2013	0.229%	900	9	8	1
BP Capital Markets America, Inc.	FBF	1.000%	06/20/2017	0.797%	10,500	102	(5)	107
Brazil Government International Bond	BOA	1.710%	05/20/2013	0.273%	15,000	234	0	234
Brazil Government International Bond	BOA	1.000%	09/20/2015	0.704%	34,600	314	(407)	721
Brazil Government International Bond	BOA	1.950%	04/20/2016	0.808%	300	15	0	15
Brazil Government International Bond	BOA	1.000%	06/20/2016	0.837%	24,600	156	(71)	227
Brazil Government International Bond	BOA	1.000%	03/20/2021	1.420%	7,800	(251)	(355)	104
Brazil Government International Bond	BOA	1.000%	09/20/2021	1.447%	15,000	(539)	(951)	412
Brazil Government International Bond	BPS	1.000%	06/20/2017	1.026%	56,200	(50)	(671)	621
Brazil Government International Bond	BRC	1.620%	03/20/2013	0.273%	20,900	145	0	145
Brazil Government International Bond	BRC	1.000%	03/20/2015	0.612%	75,000	742	(1,413)	2,155
Brazil Government International Bond	BRC	1.000%	06/20/2015	0.662%	127,100	1,206	(1,967)	3,173
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.704%	240,700	2,187	(2,853)	5,040
Brazil Government International Bond	BRC	1.000%	12/20/2015	0.738%	105,000	913	(514)	1,427
Brazil Government International Bond	BRC	1.000%	03/20/2016	0.791%	64,790	486	(514)	1,000
Brazil Government International Bond	BRC	1.000%	06/20/2016	0.837%	25,000	158	(60)	218
Brazil Government International Bond	BRC	1.000%	09/20/2016	0.877%	25,000	128	(719)	847
Brazil Government International Bond	BRC	1.000%	12/20/2016	0.912%	25,000	99	(871)	970
Brazil Government International Bond	BRC	1.000%	06/20/2017	1.026%	89,900	(80)	(1,036)	956
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.272%	13,000	26	35	(9)
Brazil Government International Bond	CBK	1.000%	09/20/2015	0.704%	21,000	190	(330)	520
Brazil Government International Bond	CBK	1.000%	03/20/2016	0.791%	119,600	898	(943)	1,841
Brazil Government International Bond	CBK	1.000%	12/20/2016	0.912%	25,000	99	(871)	970
Brazil Government International Bond	CBK	1.000%	03/20/2021	1.420%	10,100	(326)	(448)	122
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.662%	61,800	587	(873)	1,460

See Accompanying Notes	37

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

Brazil Government International Bond	DUB	1.000%	09/20/2015	0.704%	110,000	999	(1,220)	2,219
Brazil Government International Bond	DUB	1.000%	12/20/2015	0.738%	75,000	652	(494)	1,146
Brazil Government International Bond	DUB	1.000%	06/20/2016	0.837%	100,000	632	(168)	800
Brazil Government International Bond	DUB	1.000%	12/20/2016	0.912%	22,900	91	(809)	900
Brazil Government International Bond	DUB	1.000%	06/20/2017	1.026%	65,000	(58)	(851)	793
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.375%	50,000	(1,329)	(1,656)	327
Brazil Government International Bond	FBF	1.000%	09/20/2015	0.704%	70,000	636	(777)	1,413
Brazil Government International Bond	FBF	2.090%	05/20/2016	0.823%	10,000	534	0	534
Brazil Government International Bond	FBF	1.000%	06/20/2020	1.375%	25,000	(665)	(789)	124
Brazil Government International Bond	GST	1.000%	12/20/2012	0.272%	5,700	11	15	(4)
Brazil Government International Bond	GST	1.000%	03/20/2015	0.612%	100,000	989	(1,931)	2,920
Brazil Government International Bond	GST	1.000%	06/20/2015	0.662%	30,800	292	(414)	706
Brazil Government International Bond	GST	1.000%	09/20/2016	0.877%	47,500	244	(289)	533
Brazil Government International Bond	GST	1.000%	06/20/2017	1.026%	20,000	(18)	(208)	190
Brazil Government International Bond	HUS	1.000%	12/20/2012	0.272%	500	1	1	0
Brazil Government International Bond	HUS	1.000%	06/20/2015	0.662%	248,900	2,361	(3,152)	5,513
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.704%	130,500	1,185	(1,332)	2,517
Brazil Government International Bond	HUS	1.000%	12/20/2015	0.738%	100,000	869	(756)	1,625
Brazil Government International Bond	HUS	1.000%	03/20/2016	0.791%	66,000	496	(523)	1,019
Brazil Government International Bond	HUS	1.000%	06/20/2017	1.026%	20,400	(18)	(369)	351
Brazil Government International Bond	HUS	1.000%	06/20/2020	1.375%	110,000	(2,923)	(3,489)	566
Brazil Government International Bond	JPM	1.000%	03/20/2015	0.612%	25,000	247	(506)	753
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.662%	40,000	380	(420)	800
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.704%	107,000	972	(1,219)	2,191
Brazil Government International Bond	JPM	1.000%	06/20/2016	0.837%	50,000	316	(84)	400
Brazil Government International Bond	JPM	1.000%	09/20/2016	0.877%	99,000	509	(1,137)	1,646
Brazil Government International Bond	JPM	1.000%	06/20/2017	1.026%	55,700	(50)	(555)	505
Brazil Government International Bond	JPM	1.000%	06/20/2020	1.375%	25,000	(665)	(789)	124
Brazil Government International Bond	MYC	1.660%	03/20/2013	0.273%	47,000	336	0	336
Brazil Government International Bond	MYC	1.770%	09/20/2014	0.522%	15,000	380	0	380
Brazil Government International Bond	MYC	1.000%	06/20/2015	0.662%	31,500	299	(305)	604
Brazil Government International Bond	MYC	1.000%	09/20/2015	0.704%	25,000	227	(157)	384
Brazil Government International Bond	MYC	1.000%	12/20/2015	0.738%	100,000	869	(806)	1,675
Brazil Government International Bond	MYC	1.000%	03/20/2016	0.791%	75,000	563	(608)	1,171
Brazil Government International Bond	MYC	1.000%	12/20/2016	0.912%	25,000	99	(883)	982
Brazil Government International Bond	MYC	1.520%	01/20/2017	0.935%	6,000	167	0	167
Brazil Government International Bond	MYC	1.000%	06/20/2017	1.026%	35,000	(31)	(496)	465
Brazil Government International Bond	RYL	1.000%	03/20/2015	0.612%	50,000	494	(989)	1,483
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.704%	27,600	251	(261)	512
Brazil Government International Bond	UAG	1.000%	03/20/2016	0.791%	50,000	375	(481)	856
Brazil Government International Bond	UAG	1.000%	06/20/2017	1.026%	10,000	(9)	(105)	96
California State General Obligation Bonds, Series 2003	BOA	2.530%	03/20/2021	1.824%	25,000	1,241	0	1,241
California State General Obligation Bonds, Series 2003	CBK	2.100%	03/20/2021	1.824%	20,000	395	0	395
California State General Obligation Bonds, Series 2003	MYC	2.650%	12/20/2020	1.811%	25,000	1,444	0	1,444
California State General Obligation Notes, Series 2005	GST	0.610%	03/20/2018	1.600%	25,000	(1,231)	0	(1,231)
Canada Government Bond	GST	1.000%	03/20/2015	0.236%	10,000	193	243	(50)
Canadian Natural Resources Ltd.	FBF	1.000%	06/20/2017	1.122%	590	(3)	(23)	20
China Development Bank Corp.	BRC	1.000%	06/20/2016	0.975%	20,000	24	(97)	121
China Development Bank Corp.	CBK	1.000%	06/20/2017	1.241%	24,200	(260)	(1,227)	967
China Development Bank Corp.	JPM	1.000%	06/20/2016	0.975%	15,000	18	(131)	149
China Development Bank Corp.	MYC	1.000%	06/20/2016	0.975%	50,000	61	(326)	387
China Government International Bond	BOA	0.780%	12/20/2014	0.310%	50,000	536	0	536
China Government International Bond	BOA	1.000%	06/20/2015	0.391%	126,600	2,139	1,811	328
China Government International Bond	BOA	1.000%	09/20/2015	0.422%	50,000	875	402	473
China Government International Bond	BOA	1.000%	12/20/2015	0.447%	25,000	452	362	90
China Government International Bond	BOA	1.000%	03/20/2016	0.510%	50,000	863	606	257
China Government International Bond	BPS	1.000%	06/20/2015	0.391%	25,000	422	384	38
China Government International Bond	BPS	1.000%	09/20/2015	0.422%	15,000	263	94	169
China Government International Bond	BPS	1.000%	03/20/2016	0.510%	42,000	725	509	216
China Government International Bond	BPS	1.000%	06/20/2016	0.564%	24,600	405	235	170
China Government International Bond	BPS	1.000%	06/20/2017	0.778%	10,500	112	(81)	193
China Government International Bond	BPS	1.000%	09/20/2017	0.831%	10,000	85	(145)	230
China Government International Bond	BRC	1.000%	03/20/2015	0.354%	50,000	815	520	295
China Government International Bond	BRC	1.000%	06/20/2015	0.391%	50,000	845	817	28
China Government International Bond	BRC	1.000%	12/20/2015	0.447%	75,000	1,357	1,074	283
China Government International Bond	BRC	1.000%	03/20/2016	0.510%	73,600	1,271	898	373
China Government International Bond	BRC	1.000%	06/20/2016	0.564%	146,900	2,414	1,613	801
China Government International Bond	BRC	1.000%	09/20/2016	0.611%	35,000	546	52	494
China Government International Bond	BRC	1.000%	06/20/2017	0.778%	2,700	29	(19)	48
China Government International Bond	CBK	1.000%	06/20/2015	0.391%	24,900	421	388	33
China Government International Bond	CBK	1.000%	03/20/2016	0.510%	1,000	18	(11)	29
China Government International Bond	CBK	1.000%	06/20/2016	0.564%	83,500	1,372	1,034	338
China Government International Bond	CBK	1.000%	09/20/2016	0.611%	50,000	781	235	546
China Government International Bond	CBK	1.000%	12/20/2016	0.653%	61,300	908	(1,924)	2,832
China Government International Bond	CBK	1.000%	09/20/2017	0.831%	17,800	152	(245)	397

38	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

China Government International Bond	DUB	1.000%	03/20/2015	0.354%	30,000	489	312	177
China Government International Bond	DUB	1.000%	12/20/2015	0.447%	25,000	452	349	103
China Government International Bond	DUB	1.000%	03/20/2016	0.510%	30,000	518	364	154
China Government International Bond	DUB	1.000%	06/20/2016	0.564%	40,200	661	421	240
China Government International Bond	DUB	1.000%	09/20/2016	0.611%	55,100	860	304	556
China Government International Bond	DUB	1.000%	12/20/2016	0.653%	21,000	311	(1,061)	1,372
China Government International Bond	DUB	1.000%	09/20/2017	0.831%	10,000	85	(62)	147
China Government International Bond	FBF	1.000%	03/20/2015	0.354%	85,000	1,385	410	975
China Government International Bond	FBF	1.000%	06/20/2015	0.391%	25,000	423	136	287
China Government International Bond	FBF	1.000%	12/20/2016	0.653%	96,300	1,426	(4,622)	6,048
China Government International Bond	GST	1.000%	09/20/2015	0.422%	25,000	437	182	255
China Government International Bond	GST	1.000%	09/20/2016	0.611%	20,600	321	110	211
China Government International Bond	GST	1.000%	09/20/2017	0.831%	15,000	128	(210)	338
China Government International Bond	HUS	1.000%	06/20/2017	0.778%	2,800	30	(42)	72
China Government International Bond	JPM	1.000%	03/20/2015	0.354%	35,000	571	157	414
China Government International Bond	JPM	1.000%	06/20/2015	0.391%	60,000	1,014	494	520
China Government International Bond	JPM	1.000%	09/20/2015	0.422%	10,000	175	62	113
China Government International Bond	JPM	1.000%	12/20/2015	0.447%	25,000	452	349	103
China Government International Bond	JPM	1.000%	03/20/2016	0.510%	50,000	863	594	269
China Government International Bond	JPM	1.000%	06/20/2016	0.564%	75,000	1,233	765	468
China Government International Bond	JPM	1.000%	09/20/2016	0.611%	93,500	1,460	516	944
China Government International Bond	JPM	1.000%	12/20/2016	0.653%	70,500	1,044	(2,642)	3,686
China Government International Bond	JPM	1.000%	06/20/2017	0.778%	21,600	230	(155)	385
China Government International Bond	JPM	1.000%	09/20/2017	0.831%	25,000	214	(184)	398
China Government International Bond	MYC	1.000%	03/20/2015	0.354%	100,000	1,630	463	1,167
China Government International Bond	MYC	1.000%	12/20/2015	0.447%	50,000	905	712	193
China Government International Bond	MYC	1.000%	06/20/2016	0.564%	25,000	411	276	135
China Government International Bond	MYC	1.000%	09/20/2016	0.611%	74,300	1,160	416	744
China Government International Bond	MYC	1.000%	12/20/2016	0.653%	55,800	826	(2,648)	3,474
China Government International Bond	MYC	1.000%	09/20/2017	0.831%	20,100	172	(296)	468
China Government International Bond	RYL	1.000%	03/20/2015	0.354%	20,000	326	198	128
China Government International Bond	RYL	1.000%	06/20/2015	0.391%	104,600	1,767	1,382	385
China Government International Bond	RYL	1.000%	12/20/2015	0.447%	25,000	452	362	90
China Government International Bond	RYL	1.000%	09/20/2016	0.611%	67,200	1,049	(8)	1,057
China Government International Bond	RYL	1.000%	12/20/2016	0.653%	51,700	766	(1,971)	2,737
China Government International Bond	UAG	1.000%	03/20/2015	0.354%	25,000	408	119	289
China Government International Bond	UAG	1.000%	06/20/2015	0.391%	25,000	422	396	26
China Government International Bond	UAG	1.000%	09/20/2015	0.422%	25,000	437	219	218
China Government International Bond	UAG	1.000%	09/20/2016	0.611%	31,900	498	(89)	587
China Government International Bond	UAG	1.000%	12/20/2016	0.653%	46,400	687	(1,425)	2,112
China Government International Bond	UAG	1.000%	06/20/2017	0.778%	49,300	523	(352)	875
China Government International Bond	UAG	1.000%	09/20/2017	0.831%	24,400	208	(336)	544
Colombia Government International Bond	BRC	1.000%	06/20/2017	0.942%	10,010	30	(159)	189
Dell, Inc.	BRC	1.000%	09/20/2013	0.613%	14,100	57	74	(17)
Dell, Inc.	CBK	1.000%	09/20/2013	0.613%	19,400	80	111	(31)
Dow Chemical Co.	GST	1.000%	06/20/2019	1.569%	10,000	(352)	(762)	410
Dow Chemical Co.	JPM	1.000%	06/20/2019	1.569%	10,000	(352)	(792)	440
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2014	0.438%	6,000	77	(154)	231
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	0.718%	9,500	95	(29)	124
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	12/20/2014	0.438%	5,000	64	(185)	249
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2016	0.718%	5,500	55	(42)	97
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	12/20/2014	0.438%	6,000	77	(154)	231
Emirate of Abu Dhabi Government International Bond	GST	1.000%	12/20/2014	0.438%	16,000	206	(453)	659
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	0.718%	2,000	20	(17)	37
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	12/20/2014	0.438%	5,000	64	(185)	249
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	12/20/2015	0.656%	25,000	284	(161)	445
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	03/20/2016	0.718%	5,000	51	(2)	53
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2015	0.656%	25,000	284	(161)	445
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	03/20/2016	0.718%	5,000	50	(7)	57
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	12/20/2014	0.438%	17,000	218	(460)	678
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	0.718%	5,000	50	(5)	55
Enterprise Products Operating LLC	MYC	1.000%	03/20/2019	1.454%	5,000	(136)	(201)	65
Export-Import Bank of China	BPS	1.000%	06/20/2016	0.825%	15,000	102	(141)	243
Export-Import Bank of China	BRC	1.000%	06/20/2016	0.825%	30,000	202	(266)	468
Export-Import Bank of China	CBK	1.000%	06/20/2016	0.825%	10,000	67	(97)	164
Export-Import Bank of China	CBK	1.000%	06/20/2017	1.095%	10,000	(41)	(396)	355
Export-Import Bank of China	DUB	1.000%	06/20/2016	0.825%	10,000	68	(48)	116
Export-Import Bank of China	FBF	1.000%	06/20/2016	0.825%	5,000	33	(44)	77
Export-Import Bank of China	FBF	1.000%	12/20/2016	0.943%	10,000	27	(970)	997
Export-Import Bank of China	FBF	1.000%	06/20/2017	1.095%	11,300	(46)	(437)	391
Export-Import Bank of China	GST	1.000%	06/20/2016	0.825%	20,000	135	(184)	319
Export-Import Bank of China	HUS	1.000%	06/20/2016	0.825%	10,000	68	(53)	121
Export-Import Bank of China	HUS	1.000%	06/20/2017	1.095%	7,000	(29)	(271)	242
Export-Import Bank of China	JPM	1.000%	06/20/2016	0.825%	25,000	169	(193)	362
Export-Import Bank of China	MYC	1.000%	06/20/2016	0.825%	40,000	270	(232)	502

See Accompanying Notes	39

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

Florida State Board of Education General Obligation Notes, Series 2005	CBK	0.470%	03/20/2018	0.889%	10,000	(215)	0	(215)
Ford Motor Credit Co. LLC	GST	5.000%	03/20/2016	1.569%	10,000	1,161	1,024	137
France Government Bond	BOA	0.250%	12/20/2015	0.597%	32,100	(354)	(872)	518
France Government Bond	BOA	0.250%	03/20/2016	0.688%	116,200	(1,744)	(4,571)	2,827
France Government Bond	BOA	0.250%	09/20/2016	0.835%	15,000	(343)	(905)	562
France Government Bond	BRC	0.250%	03/20/2016	0.688%	224,000	(3,362)	(8,323)	4,961
France Government Bond	BRC	0.250%	09/20/2016	0.835%	35,400	(811)	(2,165)	1,354
France Government Bond	CBK	0.250%	06/20/2015	0.504%	79,600	(543)	(1,590)	1,047
France Government Bond	CBK	0.250%	12/20/2015	0.597%	19,700	(218)	(607)	389
France Government Bond	CBK	0.250%	03/20/2016	0.688%	40,000	(600)	(1,487)	887
France Government Bond	CBK	0.250%	06/20/2016	0.767%	120,400	(2,283)	(5,198)	2,915
France Government Bond	CBK	0.250%	09/20/2016	0.835%	139,500	(3,193)	(6,474)	3,281
France Government Bond	DUB	0.250%	06/20/2015	0.504%	9,900	(68)	(182)	114
France Government Bond	DUB	0.250%	12/20/2015	0.597%	150,000	(1,656)	(4,004)	2,348
France Government Bond	DUB	0.250%	03/20/2016	0.688%	96,200	(1,444)	(3,894)	2,450
France Government Bond	DUB	0.250%	06/20/2016	0.767%	50,000	(948)	(1,153)	205
France Government Bond	GST	0.250%	03/20/2016	0.688%	100,000	(1,501)	(3,719)	2,218
France Government Bond	GST	0.250%	09/20/2016	0.835%	113,500	(2,598)	(5,910)	3,312
France Government Bond	HUS	0.250%	09/20/2016	0.835%	75,400	(1,726)	(3,715)	1,989
France Government Bond	HUS	0.250%	09/20/2017	1.098%	4,500	(184)	(300)	116
France Government Bond	JPM	0.250%	12/20/2015	0.597%	50,000	(552)	(1,393)	841
France Government Bond	JPM	0.250%	03/20/2016	0.688%	50,000	(751)	(1,998)	1,247
France Government Bond	MYC	0.250%	03/20/2016	0.688%	18,100	(271)	(616)	345
France Government Bond	MYC	0.250%	06/20/2016	0.767%	90,100	(1,709)	(3,950)	2,241
France Government Bond	MYC	0.250%	09/20/2016	0.835%	37,100	(849)	(1,752)	903
France Government Bond	RYL	0.250%	12/20/2015	0.597%	83,300	(920)	(1,778)	858
France Government Bond	RYL	0.250%	03/20/2016	0.688%	18,900	(284)	(635)	351
France Government Bond	UAG	0.250%	09/20/2015	0.554%	15,400	(138)	(408)	270
France Government Bond	UAG	0.250%	03/20/2016	0.688%	202,300	(3,036)	(8,185)	5,149
France Government Bond	UAG	0.250%	09/20/2016	0.835%	143,900	(3,294)	(6,324)	3,030
General Electric Capital Corp.	BOA	1.000%	06/20/2013	0.280%	30,100	168	177	(9)
General Electric Capital Corp.	BOA	1.000%	09/20/2013	0.358%	10,000	66	54	12
General Electric Capital Corp.	BOA	5.000%	06/20/2014	0.611%	70,500	5,455	2,605	2,850
General Electric Capital Corp.	BOA	1.000%	12/20/2014	0.725%	25,000	160	(1,123)	1,283
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.000%	76,000	23	(2,477)	2,500
General Electric Capital Corp.	BOA	1.000%	03/20/2016	1.059%	112,900	(194)	(1,444)	1,250
General Electric Capital Corp.	BOA	1.000%	06/20/2016	1.111%	10,500	(39)	(179)	140
General Electric Capital Corp.	BPS	4.700%	12/20/2013	0.412%	7,300	396	0	396
General Electric Capital Corp.	BPS	1.000%	12/20/2014	0.725%	34,400	221	(1,730)	1,951
General Electric Capital Corp.	BPS	1.000%	12/20/2015	1.000%	50,000	15	(1,903)	1,918
General Electric Capital Corp.	BPS	1.000%	03/20/2016	1.059%	25,000	(43)	(359)	316
General Electric Capital Corp.	BRC	0.640%	12/20/2012	0.286%	33,800	34	0	34
General Electric Capital Corp.	BRC	1.000%	12/20/2012	0.280%	20,600	40	(222)	262
General Electric Capital Corp.	BRC	0.910%	03/20/2013	0.286%	50,000	163	0	163
General Electric Capital Corp.	BRC	1.580%	03/20/2013	0.286%	25,000	167	0	167
General Electric Capital Corp.	BRC	1.280%	06/20/2013	0.286%	40,000	307	0	307
General Electric Capital Corp.	BRC	4.050%	12/20/2013	0.412%	25,000	1,152	0	1,152
General Electric Capital Corp.	BRC	4.800%	12/20/2013	0.412%	30,000	1,667	0	1,667
General Electric Capital Corp.	BRC	1.000%	12/20/2014	0.725%	50,000	320	(2,557)	2,877
General Electric Capital Corp.	BRC	1.000%	12/20/2015	1.000%	35,000	11	(683)	694
General Electric Capital Corp.	CBK	1.000%	06/20/2013	0.280%	21,100	118	(523)	641
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.412%	17,300	787	0	787
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.412%	57,300	2,841	0	2,841
General Electric Capital Corp.	CBK	4.800%	12/20/2013	0.412%	50,000	2,779	0	2,779
General Electric Capital Corp.	CBK	4.875%	12/20/2013	0.412%	46,900	2,651	0	2,651
General Electric Capital Corp.	CBK	3.800%	03/20/2014	0.534%	30,000	1,483	0	1,483
General Electric Capital Corp.	CBK	3.820%	03/20/2014	0.534%	50,000	2,487	0	2,487
General Electric Capital Corp.	CBK	3.850%	03/20/2014	0.534%	25,900	1,300	0	1,300
General Electric Capital Corp.	CBK	3.950%	03/20/2014	0.534%	15,000	775	0	775
General Electric Capital Corp.	CBK	4.000%	03/20/2014	0.534%	50,000	2,623	0	2,623
General Electric Capital Corp.	CBK	5.000%	09/20/2014	0.675%	50,000	4,350	1,187	3,163
General Electric Capital Corp.	CBK	1.000%	12/20/2014	0.725%	25,000	160	(1,123)	1,283
General Electric Capital Corp.	CBK	1.000%	09/20/2015	0.949%	25,000	46	(876)	922
General Electric Capital Corp.	CBK	1.000%	03/20/2016	1.059%	25,000	(43)	(190)	147
General Electric Capital Corp.	DUB	5.000%	06/20/2013	0.280%	55,000	1,985	1,269	716
General Electric Capital Corp.	DUB	5.000%	09/20/2013	0.358%	30,000	1,417	634	783
General Electric Capital Corp.	DUB	4.300%	12/20/2013	0.412%	24,700	1,217	0	1,217
General Electric Capital Corp.	DUB	4.800%	12/20/2013	0.412%	20,000	1,112	0	1,112
General Electric Capital Corp.	DUB	4.900%	12/20/2013	0.412%	34,100	1,938	0	1,938
General Electric Capital Corp.	DUB	4.000%	03/20/2014	0.534%	10,000	525	0	525
General Electric Capital Corp.	DUB	4.050%	03/20/2014	0.534%	25,000	1,330	0	1,330
General Electric Capital Corp.	DUB	5.000%	06/20/2014	0.611%	29,800	2,306	1,011	1,295
General Electric Capital Corp.	DUB	1.000%	09/20/2015	0.949%	110,000	198	(4,219)	4,417
General Electric Capital Corp.	DUB	1.000%	12/20/2015	1.000%	90,000	27	(3,099)	3,126

40	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.059%	37,100	(63)	(2,466)	2,403
General Electric Capital Corp.	FBF	1.000%	06/20/2013	0.280%	350	2	1	1
General Electric Capital Corp.	GST	1.280%	06/20/2013	0.286%	10,000	77	0	77
General Electric Capital Corp.	GST	1.000%	06/20/2017	1.279%	25,000	(310)	(693)	383
General Electric Capital Corp.	JPM	1.000%	03/20/2014	0.523%	10,000	73	(263)	336
General Electric Capital Corp.	JPM	1.000%	12/20/2014	0.725%	75,000	481	(3,867)	4,348
General Electric Capital Corp.	JPM	1.000%	09/20/2015	0.949%	15,000	27	(526)	553
General Electric Capital Corp.	JPM	1.000%	12/20/2015	1.000%	125,000	38	(3,121)	3,159
General Electric Capital Corp.	JPM	0.280%	03/20/2016	1.082%	10,000	(273)	0	(273)
General Electric Capital Corp.	JPM	1.000%	06/20/2017	1.279%	25,000	(310)	(716)	406
General Electric Capital Corp.	MYC	1.000%	09/20/2013	0.358%	65,000	431	349	82
General Electric Capital Corp.	MYC	1.000%	12/20/2014	0.725%	50,000	320	(2,368)	2,688
General Electric Capital Corp.	MYC	1.000%	09/20/2015	0.949%	85,000	153	(3,104)	3,257
General Electric Capital Corp.	MYC	1.000%	12/20/2015	1.000%	10,000	3	(172)	175
General Electric Capital Corp.	MYC	1.000%	06/20/2016	1.111%	50,900	(191)	(255)	64
General Electric Capital Corp.	MYC	1.000%	03/20/2017	1.239%	2,900	(29)	(246)	217
General Electric Capital Corp.	MYC	1.000%	06/20/2018	1.398%	6,700	(142)	(676)	534
General Electric Capital Corp.	UAG	1.000%	12/20/2014	0.725%	65,000	416	(3,362)	3,778
Goldman Sachs Group, Inc.	FBF	1.000%	09/20/2013	0.714%	6,600	20	(22)	42
Goldman Sachs Group, Inc.	FBF	1.000%	09/20/2014	1.118%	11,200	(22)	(181)	159
Goldman Sachs Group, Inc.	UAG	1.000%	06/20/2013	0.603%	10,000	32	(188)	220
HCA, Inc.	GST	5.000%	09/20/2014	1.399%	20,000	1,443	1,230	213
Indonesia Government International Bond	BOA	1.000%	09/20/2015	0.766%	15,000	108	(435)	543
Indonesia Government International Bond	BOA	1.000%	12/20/2015	0.803%	50,000	330	(660)	990
Indonesia Government International Bond	BOA	1.000%	09/20/2017	1.425%	25,000	(501)	(957)	456
Indonesia Government International Bond	BPS	1.000%	09/20/2015	0.766%	35,000	253	(951)	1,204
Indonesia Government International Bond	BPS	1.000%	03/20/2016	0.902%	10,000	37	(149)	186
Indonesia Government International Bond	BRC	1.000%	09/20/2015	0.766%	45,000	325	(1,437)	1,762
Indonesia Government International Bond	BRC	1.000%	12/20/2015	0.803%	60,000	396	(891)	1,287
Indonesia Government International Bond	BRC	1.000%	03/20/2016	0.902%	10,000	37	(149)	186
Indonesia Government International Bond	BRC	1.000%	06/20/2021	2.036%	10,000	(783)	(671)	(112)
Indonesia Government International Bond	CBK	1.000%	09/20/2015	0.766%	12,100	88	(274)	362
Indonesia Government International Bond	CBK	1.000%	12/20/2015	0.803%	15,000	99	(218)	317
Indonesia Government International Bond	CBK	1.000%	06/20/2016	0.989%	5,000	4	(95)	99
Indonesia Government International Bond	DUB	1.000%	09/20/2015	0.766%	25,000	181	(619)	800
Indonesia Government International Bond	DUB	1.000%	12/20/2015	0.803%	15,000	99	(211)	310
Indonesia Government International Bond	FBF	1.000%	09/20/2015	0.766%	10,000	72	(218)	290
Indonesia Government International Bond	FBF	1.000%	12/20/2015	0.803%	20,000	132	(318)	450
Indonesia Government International Bond	FBF	1.000%	03/20/2016	0.902%	21,900	80	(496)	576
Indonesia Government International Bond	FBF	1.000%	06/20/2021	2.036%	25,000	(1,958)	(1,641)	(317)
Indonesia Government International Bond	GST	1.000%	09/20/2015	0.766%	10,000	72	(333)	405
Indonesia Government International Bond	HUS	1.000%	09/20/2015	0.766%	25,000	180	(792)	972
Indonesia Government International Bond	HUS	1.000%	03/20/2016	0.902%	25,000	91	(566)	657
Indonesia Government International Bond	HUS	1.000%	09/20/2016	1.064%	2,000	(4)	(39)	35
Indonesia Government International Bond	HUS	1.000%	06/20/2017	1.337%	15,000	(227)	(504)	277
Indonesia Government International Bond	HUS	1.000%	09/20/2017	1.425%	20,000	(401)	(747)	346
Indonesia Government International Bond	JPM	1.000%	09/20/2015	0.766%	35,000	252	(814)	1,066
Indonesia Government International Bond	JPM	1.000%	12/20/2015	0.803%	8,700	58	(138)	196
Indonesia Government International Bond	JPM	1.000%	03/20/2016	0.902%	10,000	37	(178)	215
Indonesia Government International Bond	JPM	1.000%	06/20/2016	0.989%	12,500	9	(232)	241
Indonesia Government International Bond	JPM	1.000%	09/20/2016	1.064%	5,000	(11)	(79)	68
Indonesia Government International Bond	JPM	1.000%	06/20/2017	1.337%	27,000	(408)	(948)	540
Indonesia Government International Bond	JPM	1.000%	09/20/2017	1.425%	10,000	(201)	(383)	182
Indonesia Government International Bond	JPM	1.000%	06/20/2021	2.036%	30,000	(2,351)	(2,045)	(306)
Indonesia Government International Bond	MYC	1.000%	09/20/2015	0.766%	25,000	180	(623)	803
Indonesia Government International Bond	MYC	1.000%	12/20/2015	0.803%	30,000	198	(449)	647
Indonesia Government International Bond	MYC	1.000%	03/20/2016	0.902%	20,000	73	(342)	415
Indonesia Government International Bond	MYC	1.000%	09/20/2017	1.425%	25,000	(501)	(957)	456
Indonesia Government International Bond	MYC	1.000%	06/20/2021	2.036%	10,000	(783)	(649)	(134)
Indonesia Government International Bond	RYL	1.000%	09/20/2015	0.766%	65,000	469	(1,465)	1,934
Indonesia Government International Bond	RYL	1.000%	03/20/2016	0.902%	46,900	171	(1,041)	1,212
Indonesia Government International Bond	RYL	1.000%	09/20/2016	1.064%	28,700	(63)	(506)	443
Indonesia Government International Bond	UAG	1.000%	09/20/2016	1.064%	13,600	(30)	(215)	185
Indonesia Government International Bond	UAG	1.000%	06/20/2017	1.337%	33,000	(498)	(1,131)	633
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.036%	5,000	(392)	(366)	(26)
International Lease Finance Corp.	DUB	5.000%	06/20/2016	3.057%	6,000	410	(315)	725
International Lease Finance Corp.	FBF	5.000%	09/20/2014	2.108%	35,000	2,013	2,170	(157)
Italy Government International Bond	BRC	1.000%	09/20/2017	3.423%	50,000	(5,374)	(6,215)	841
Italy Government International Bond	GST	1.000%	09/20/2017	3.423%	25,000	(2,688)	(3,409)	721
Italy Government International Bond	MYC	1.000%	09/20/2017	3.423%	25,000	(2,687)	(3,390)	703
Japan Government International Bond	BOA	1.000%	03/20/2015	0.365%	69,600	1,116	507	609
Japan Government International Bond	BOA	1.000%	06/20/2015	0.403%	46,700	775	443	332
Japan Government International Bond	BOA	1.000%	09/20/2015	0.434%	125,000	2,144	2,043	101
Japan Government International Bond	BOA	1.000%	12/20/2015	0.459%	56,000	991	969	22
Japan Government International Bond	BOA	1.000%	03/20/2016	0.520%	62,100	1,051	892	159

See Accompanying Notes	41

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

Japan Government International Bond	BOA	1.000%	06/20/2016	0.572%		53,300	861	583	278
Japan Government International Bond	BOA	1.000%	09/20/2016	0.618%		25,000	384	(85)	469
Japan Government International Bond	BOA	1.000%	12/20/2016	0.658%		30,000	439	(580)	1,019
Japan Government International Bond	BOA	1.000%	03/20/2017	0.715%		251,900	3,243	(3,432)	6,675
Japan Government International Bond	BOA	1.000%	06/20/2017	0.767%		117,500	1,308	(229)	1,537
Japan Government International Bond	BOA	1.000%	09/20/2017	0.814%		30,000	282	59	223
Japan Government International Bond	BPS	1.000%	03/20/2016	0.520%		9,900	167	72	95
Japan Government International Bond	BPS	1.000%	06/20/2016	0.572%		25,000	404	261	143
Japan Government International Bond	BRC	1.000%	03/20/2015	0.365%		22,000	353	210	143
Japan Government International Bond	BRC	1.000%	03/20/2016	0.520%		16,000	271	196	75
Japan Government International Bond	DUB	1.000%	03/20/2015	0.365%		2,300	37	18	19
Japan Government International Bond	DUB	1.000%	06/20/2015	0.403%		20,000	332	177	155
Japan Government International Bond	DUB	1.000%	12/20/2015	0.459%		41,700	738	786	(48)
Japan Government International Bond	DUB	1.000%	09/20/2017	0.814%		20,000	188	35	153
Japan Government International Bond	GST	1.000%	03/20/2015	0.365%		180,500	2,894	1,549	1,345
Japan Government International Bond	GST	1.000%	06/20/2015	0.403%		44,900	746	53	693
Japan Government International Bond	GST	1.000%	09/20/2015	0.434%		50,000	858	806	52
Japan Government International Bond	GST	1.000%	12/20/2015	0.459%		101,200	1,792	1,876	(84)
Japan Government International Bond	GST	1.000%	03/20/2016	0.520%		50,000	846	391	455
Japan Government International Bond	GST	1.000%	06/20/2016	0.572%		75,000	1,211	486	725
Japan Government International Bond	GST	1.000%	09/20/2016	0.618%		74,100	1,138	(436)	1,574
Japan Government International Bond	GST	1.000%	12/20/2016	0.658%		25,000	365	(474)	839
Japan Government International Bond	GST	1.000%	03/20/2017	0.715%		143,000	1,841	(2,094)	3,935
Japan Government International Bond	GST	1.000%	06/20/2017	0.767%		20,700	230	(62)	292
Japan Government International Bond	HUS	1.000%	03/20/2017	0.715%		75,000	966	(1,199)	2,165
Japan Government International Bond	JPM	1.000%	09/20/2015	0.434%		75,000	1,287	1,220	67
Japan Government International Bond	JPM	1.000%	03/20/2016	0.520%		53,800	911	446	465
Japan Government International Bond	MYC	1.000%	06/20/2015	0.403%		25,000	415	82	333
Japan Government International Bond	MYC	1.000%	12/20/2015	0.459%		25,000	442	452	(10)
Japan Government International Bond	MYC	1.000%	03/20/2016	0.520%		25,000	423	178	245
Japan Government International Bond	MYC	1.000%	06/20/2016	0.572%		177,000	2,858	707	2,151
Japan Government International Bond	MYC	1.000%	09/20/2016	0.618%		35,000	538	(333)	871
Japan Government International Bond	MYC	1.000%	12/20/2016	0.658%		73,200	1,069	(1,462)	2,531
Japan Government International Bond	MYC	1.000%	03/20/2017	0.715%		98,200	1,264	(1,297)	2,561
Japan Government International Bond	MYC	1.000%	06/20/2017	0.767%		17,500	194	(48)	242
Japan Government International Bond	RYL	1.000%	06/20/2015	0.403%		30,100	499	246	253
Japan Government International Bond	RYL	1.000%	12/20/2015	0.459%		50,000	885	930	(45)
Japan Government International Bond	RYL	1.000%	03/20/2016	0.520%		35,000	592	342	250
Japan Government International Bond	RYL	1.000%	06/20/2016	0.572%		25,000	404	168	236
Japan Government International Bond	RYL	1.000%	09/20/2016	0.618%		25,000	385	(97)	482
Japan Government International Bond	RYL	1.000%	12/20/2016	0.658%		25,000	365	(480)	845
Japan Government International Bond	UAG	1.000%	06/20/2015	0.403%		35,000	581	463	118
Japan Government International Bond	UAG	1.000%	12/20/2016	0.658%		25,000	365	(474)	839
Japan Government International Bond	UAG	1.000%	03/20/2017	0.715%		20,000	257	(298)	555
Japan Government International Bond	UAG	1.000%	06/20/2017	0.767%		1,500	16	13	3
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	1.262%		15,000	(130)	(433)	303
Kazakhstan Government International Bond	HUS	1.000%	09/20/2015	1.114%		25,000	(76)	(951)	875
Kazakhstan Government International Bond	MYC	1.000%	09/20/2015	1.114%		25,000	(76)	(985)	909
Kazakhstan Government International Bond	UAG	1.000%	09/20/2015	1.114%		25,000	(76)	(985)	909
Kinder Morgan Energy Partners LP	DUB	1.000%	03/20/2018	1.615%		25,000	(790)	(978)	188
Kinder Morgan Energy Partners LP	FBF	1.000%	03/20/2018	1.615%		2,100	(66)	(82)	16
Kohl’s Corp.	BPS	1.000%	12/20/2017	1.612%		20,500	(617)	(12)	(605)
Kohl’s Corp.	MYC	1.000%	12/20/2017	1.612%		20,000	(602)	(12)	(590)
Lincoln National Corp.	CBK	1.000%	03/20/2016	1.804%		12,700	(339)	(417)	78
Lloyds TSB Bank PLC	DUB	1.000%	06/20/2013	0.668%	EUR	3,900	14	(59)	73
MetLife, Inc.	BOA	1.000%	09/20/2013	0.551%	$	26,500	125	(1,434)	1,559
MetLife, Inc.	BOA	1.000%	12/20/2014	1.084%		9,100	(14)	(125)	111
MetLife, Inc.	BOA	1.000%	09/20/2015	1.420%		25,000	(298)	(1,584)	1,286
MetLife, Inc.	BOA	1.000%	03/20/2016	1.580%		46,200	(890)	(707)	(183)
MetLife, Inc.	BOA	1.000%	06/20/2016	1.653%		25,000	(581)	(414)	(167)
MetLife, Inc.	BOA	1.000%	09/20/2020	2.117%		10,000	(771)	(1,146)	375
MetLife, Inc.	CBK	1.000%	12/20/2014	1.084%		10,800	(17)	(272)	255
MetLife, Inc.	CBK	1.000%	06/20/2016	1.653%		20,000	(464)	(475)	11
MetLife, Inc.	DUB	1.000%	03/20/2016	1.580%		17,000	(328)	(404)	76
MetLife, Inc.	FBF	1.000%	09/20/2013	0.551%		20,000	94	(919)	1,013
MetLife, Inc.	FBF	1.000%	12/20/2014	1.084%		13,900	(21)	(271)	250
MetLife, Inc.	GST	1.000%	03/20/2015	1.217%		25,000	(125)	(1,561)	1,436
MetLife, Inc.	GST	1.000%	12/20/2015	1.496%		27,000	(414)	(1,638)	1,224
MetLife, Inc.	GST	1.000%	03/20/2016	1.580%		25,000	(481)	(622)	141
MetLife, Inc.	JPM	1.000%	09/20/2015	1.420%		25,000	(298)	(1,694)	1,396
MetLife, Inc.	JPM	1.000%	12/20/2015	1.496%		23,000	(352)	(1,415)	1,063
MetLife, Inc.	JPM	1.000%	03/20/2016	1.580%		15,000	(289)	(463)	174
MetLife, Inc.	SOG	1.000%	09/20/2013	0.551%		21,400	101	(1,004)	1,105
MetLife, Inc.	UAG	1.000%	09/20/2013	0.551%		10,000	47	(490)	537
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.601%		19,800	241	(280)	521

42	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

Mexico Government International Bond	BOA	1.000%	09/20/2017	0.974%	25,000	39	(358)	397
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.324%	11,000	(275)	(476)	201
Mexico Government International Bond	BPS	1.000%	03/20/2017	0.874%	25,000	147	(311)	458
Mexico Government International Bond	BPS	1.000%	06/20/2017	0.927%	17,200	64	(105)	169
Mexico Government International Bond	BPS	1.000%	09/20/2017	0.974%	48,800	76	(888)	964
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.512%	42,400	525	(916)	1,441
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.601%	61,000	742	(635)	1,377
Mexico Government International Bond	BRC	1.000%	12/20/2015	0.634%	50,000	602	(124)	726
Mexico Government International Bond	BRC	1.000%	03/20/2016	0.689%	50,000	551	(414)	965
Mexico Government International Bond	BRC	1.000%	12/20/2016	0.816%	23,500	188	(830)	1,018
Mexico Government International Bond	BRC	1.000%	03/20/2017	0.874%	30,000	176	(454)	630
Mexico Government International Bond	BRC	1.000%	06/20/2017	0.927%	55,100	204	(617)	821
Mexico Government International Bond	BRC	1.000%	09/20/2017	0.974%	20,300	32	(456)	488
Mexico Government International Bond	BRC	1.000%	09/20/2021	1.350%	25,000	(707)	(1,986)	1,279
Mexico Government International Bond	CBK	1.000%	09/20/2015	0.601%	91,800	1,117	(808)	1,925
Mexico Government International Bond	CBK	1.000%	03/20/2016	0.689%	240,400	2,652	(2,214)	4,866
Mexico Government International Bond	CBK	1.000%	06/20/2016	0.737%	50,000	500	(48)	548
Mexico Government International Bond	CBK	1.000%	09/20/2016	0.779%	25,000	225	(707)	932
Mexico Government International Bond	CBK	1.000%	12/20/2016	0.816%	25,000	200	(871)	1,071
Mexico Government International Bond	CBK	1.000%	03/20/2021	1.324%	22,700	(566)	(964)	398
Mexico Government International Bond	DUB	1.000%	09/20/2015	0.601%	9,400	114	(118)	232
Mexico Government International Bond	DUB	1.000%	12/20/2015	0.634%	50,000	602	(456)	1,058
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.689%	150,000	1,655	(1,182)	2,837
Mexico Government International Bond	DUB	1.000%	12/20/2016	0.816%	25,000	200	(871)	1,071
Mexico Government International Bond	DUB	1.000%	03/20/2017	0.874%	15,000	88	(165)	253
Mexico Government International Bond	DUB	1.000%	06/20/2017	0.927%	46,275	171	(965)	1,136
Mexico Government International Bond	DUB	1.000%	09/20/2017	0.974%	62,100	97	(1,100)	1,197
Mexico Government International Bond	DUB	1.000%	03/20/2021	1.324%	50,000	(1,247)	(1,774)	527
Mexico Government International Bond	FBF	1.000%	09/20/2015	0.601%	25,000	304	(217)	521
Mexico Government International Bond	FBF	1.000%	06/20/2017	0.927%	27,700	103	(205)	308
Mexico Government International Bond	GST	1.000%	09/20/2016	0.779%	54,400	490	(485)	975
Mexico Government International Bond	GST	1.000%	03/20/2017	0.874%	75,000	439	(1,031)	1,470
Mexico Government International Bond	GST	1.000%	06/20/2017	0.927%	60,200	223	(1,058)	1,281
Mexico Government International Bond	GST	1.000%	09/20/2017	0.974%	25,000	39	(357)	396
Mexico Government International Bond	HUS	1.000%	03/20/2015	0.512%	22,300	276	(471)	747
Mexico Government International Bond	HUS	1.000%	12/20/2015	0.634%	50,000	602	(480)	1,082
Mexico Government International Bond	HUS	1.000%	03/20/2016	0.689%	10,000	110	(44)	154
Mexico Government International Bond	HUS	1.000%	06/20/2017	0.927%	50,500	186	(589)	775
Mexico Government International Bond	HUS	1.000%	09/20/2017	0.974%	48,500	76	(808)	884
Mexico Government International Bond	HUS	1.000%	03/20/2021	1.324%	27,000	(674)	(1,271)	597
Mexico Government International Bond	HUS	1.000%	09/20/2022	1.392%	10,000	(346)	(465)	119
Mexico Government International Bond	JPM	0.920%	03/20/2016	0.690%	6,950	57	0	57
Mexico Government International Bond	JPM	1.000%	09/20/2016	0.779%	10,000	90	(46)	136
Mexico Government International Bond	JPM	1.000%	12/20/2016	0.816%	25,000	200	(889)	1,089
Mexico Government International Bond	JPM	1.000%	06/20/2017	0.927%	60,000	222	(1,179)	1,401
Mexico Government International Bond	JPM	1.000%	09/20/2017	0.974%	25,000	39	(332)	371
Mexico Government International Bond	MYC	1.000%	12/20/2015	0.634%	25,000	302	(356)	658
Mexico Government International Bond	MYC	1.000%	09/20/2016	0.779%	63,900	574	(506)	1,080
Mexico Government International Bond	MYC	1.000%	03/20/2017	0.874%	5,000	29	(55)	84
Mexico Government International Bond	MYC	1.000%	06/20/2017	0.927%	60,000	222	(1,243)	1,465
Mexico Government International Bond	MYC	1.000%	09/20/2017	0.974%	25,000	39	(332)	371
Mexico Government International Bond	RYL	1.000%	03/20/2015	0.512%	25,000	309	(529)	838
Mexico Government International Bond	RYL	1.000%	09/20/2016	0.779%	5,000	45	(139)	184
Mexico Government International Bond	UAG	1.000%	09/20/2015	0.601%	19,100	232	(270)	502
Mexico Government International Bond	UAG	1.000%	09/20/2016	0.779%	17,900	161	(79)	240
Mexico Government International Bond	UAG	1.000%	09/20/2017	0.974%	25,000	39	(338)	377
Morgan Stanley	BRC	1.000%	09/20/2014	1.658%	12,600	(158)	(360)	202
Morgan Stanley	CBK	1.000%	12/20/2013	1.194%	13,000	(27)	(125)	98
Morgan Stanley	DUB	1.000%	03/20/2013	0.919%	7,500	5	(333)	338
Morgan Stanley	DUB	1.000%	06/20/2013	0.919%	23,000	21	(697)	718
Morgan Stanley	FBF	1.000%	06/20/2013	0.919%	48,700	44	(1,235)	1,279
Morgan Stanley	FBF	1.000%	09/20/2014	1.658%	27,800	(348)	(746)	398
Morgan Stanley	GST	1.000%	06/20/2013	0.919%	23,000	20	(755)	775
NRG Energy, Inc.	GST	5.000%	06/20/2017	3.852%	200	10	(20)	30
Panama Government International Bond	DUB	1.170%	04/20/2017	0.911%	14,000	237	0	237
Panama Government International Bond	HUS	1.000%	06/20/2017	0.940%	14,000	43	(231)	274
Panama Government International Bond	MYC	1.000%	06/20/2017	0.940%	5,000	15	(37)	52
Petrobras International Finance Co.	MYC	1.000%	12/20/2012	0.489%	23,000	34	(127)	161
Philippines Government International Bond	BOA	1.000%	12/20/2015	0.634%	6,600	79	(140)	219
Pitney Bowes, Inc.	BRC	1.000%	03/20/2016	2.935%	6,300	(401)	(531)	130
Prudential Financial, Inc.	BOA	5.000%	09/20/2014	1.016%	10,000	799	(180)	979
Prudential Financial, Inc.	BOA	1.000%	03/20/2016	1.515%	10,000	(171)	(114)	(57)
Prudential Financial, Inc.	BOA	1.000%	03/20/2018	1.901%	15,000	(684)	(424)	(260)
Prudential Financial, Inc.	CBK	5.000%	09/20/2014	1.016%	5,000	399	(90)	489
Prudential Financial, Inc.	GST	2.250%	03/20/2013	0.485%	10,000	91	0	91

See Accompanying Notes	43

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

Prudential Financial, Inc.	GST	1.000%	03/20/2016	1.515%		20,000	(342)	(382)	40
Prudential Financial, Inc.	GST	1.000%	12/20/2017	1.877%		10,000	(426)	(950)	524
Prudential Financial, Inc.	GST	1.000%	03/20/2018	1.901%		15,000	(684)	(482)	(202)
Qatar Government International Bond	CBK	1.000%	03/20/2016	0.700%		3,000	32	(20)	52
Qatar Government International Bond	FBF	1.000%	03/20/2016	0.700%		11,000	118	(5)	123
Qatar Government International Bond	HUS	1.000%	03/20/2016	0.700%		6,000	64	(34)	98
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.700%		12,000	128	(21)	149
Qatar Government International Bond	RYL	1.000%	03/20/2016	0.700%		6,000	64	(6)	70
Republic of Germany	BOA	0.250%	06/20/2017	0.465%		58,000	(579)	(1,704)	1,125
Republic of Germany	BOA	0.250%	09/20/2017	0.503%		50,000	(618)	(1,761)	1,143
Republic of Germany	BRC	0.250%	12/20/2016	0.376%		150,000	(784)	(6,548)	5,764
Republic of Germany	BRC	0.250%	06/20/2017	0.465%		50,000	(499)	(1,529)	1,030
Republic of Germany	CBK	0.250%	06/20/2016	0.314%		50,000	(116)	(816)	700
Republic of Germany	CBK	0.250%	09/20/2016	0.347%		50,000	(189)	(868)	679
Republic of Germany	CBK	0.250%	06/20/2017	0.465%		37,500	(375)	(1,172)	797
Republic of Germany	FBF	0.250%	06/20/2017	0.465%		25,000	(250)	(763)	513
Republic of Germany	GST	0.250%	03/20/2016	0.276%		84,800	(70)	(1,287)	1,217
Republic of Germany	GST	0.250%	09/20/2016	0.347%		50,000	(189)	(807)	618
Republic of Germany	GST	0.250%	12/20/2016	0.376%		90,000	(470)	(3,964)	3,494
Republic of Germany	GST	0.250%	06/20/2017	0.465%		100,000	(999)	(3,031)	2,032
Republic of Germany	GST	0.250%	09/20/2017	0.503%		100,000	(1,235)	(3,545)	2,310
Republic of Germany	HUS	0.250%	09/20/2016	0.347%		50,000	(189)	(1,452)	1,263
Republic of Germany	HUS	0.250%	12/20/2016	0.376%		49,400	(259)	(2,106)	1,847
Republic of Germany	HUS	0.250%	06/20/2017	0.465%		23,000	(230)	(730)	500
Republic of Germany	HUS	0.250%	09/20/2017	0.503%		100,000	(1,235)	(3,545)	2,310
Republic of Germany	JPM	0.250%	09/20/2017	0.503%		24,800	(306)	(879)	573
Republic of Germany	MYC	0.250%	09/20/2016	0.347%		50,000	(189)	(1,468)	1,279
Republic of Germany	MYC	0.250%	06/20/2017	0.465%		25,000	(249)	(748)	499
Republic of Germany	MYC	0.250%	09/20/2017	0.503%		100,000	(1,235)	(3,569)	2,334
Republic of Germany	SOG	0.250%	06/20/2016	0.314%		127,700	(294)	(1,042)	748
Republic of Germany	UAG	0.250%	06/20/2016	0.314%		22,300	(52)	(188)	136
Republic of Germany	UAG	0.250%	09/20/2016	0.347%		382,400	(1,445)	(9,425)	7,980
Republic of Germany	UAG	0.250%	06/20/2017	0.465%		50,000	(499)	(1,520)	1,021
Republic of Korea	BRC	1.000%	06/20/2017	0.755%		2,700	31	(29)	60
Republic of Korea	BRC	1.000%	09/20/2017	0.805%		25,000	244	(209)	453
Republic of Korea	DUB	1.000%	09/20/2016	0.600%		10,000	160	(211)	371
Republic of Korea	DUB	1.000%	12/20/2016	0.638%		25,000	385	(705)	1,090
Republic of Korea	DUB	1.000%	06/20/2017	0.755%		9,900	115	(138)	253
Republic of Korea	DUB	1.000%	09/20/2017	0.805%		20,000	196	(157)	353
Republic of Korea	FBF	1.000%	09/20/2017	0.805%		25,000	244	(341)	585
Republic of Korea	GST	1.000%	09/20/2016	0.600%		10,000	160	(211)	371
Republic of Korea	GST	1.000%	12/20/2016	0.638%		25,000	385	(694)	1,079
Republic of Korea	GST	1.000%	06/20/2017	0.755%		8,500	99	(90)	189
Republic of Korea	GST	1.000%	09/20/2017	0.805%		25,000	244	(365)	609
Republic of Korea	HUS	1.000%	09/20/2016	0.600%		31,000	498	(68)	566
Republic of Korea	HUS	1.000%	06/20/2017	0.755%		1,200	14	(2)	16
Republic of Korea	HUS	1.000%	09/20/2017	0.805%		25,000	245	(184)	429
Republic of Korea	JPM	1.000%	12/20/2016	0.638%		35,000	540	(978)	1,518
Republic of Korea	JPM	1.000%	06/20/2017	0.755%		17,700	206	(178)	384
Republic of Korea	JPM	1.000%	09/20/2017	0.805%		10,000	98	(74)	172
Republic of Korea	MYC	1.000%	09/20/2016	0.600%		25,000	402	(243)	645
Republic of Korea	MYC	1.000%	12/20/2016	0.638%		15,000	231	(416)	647
Republic of Korea	MYC	1.000%	09/20/2017	0.805%		75,000	734	(1,106)	1,840
Republic of Korea	UAG	1.000%	09/20/2016	0.600%		20,000	321	(426)	747
Republic of Korea	UAG	1.000%	06/20/2017	0.755%		129,700	1,512	(1,380)	2,892
Republic of Korea	UAG	1.000%	09/20/2017	0.805%		25,000	244	(341)	585
Russia Government International Bond	GST	1.000%	03/20/2016	1.076%		25,000	(57)	(619)	562
Russia Government International Bond	HUS	1.000%	09/20/2016	1.205%		25,000	(192)	(1,309)	1,117
Russia Government International Bond	HUS	1.000%	12/20/2016	1.257%		100,000	(1,032)	(6,111)	5,079
Russia Government International Bond	MYC	1.000%	09/20/2016	1.205%		25,000	(193)	(1,321)	1,128
SLM Corp.	BOA	5.000%	03/20/2016	2.604%		5,000	404	17	387
SLM Corp.	CBK	5.000%	09/20/2015	2.273%		10,000	799	819	(20)
SLM Corp.	GST	5.000%	03/20/2016	2.604%		200	16	1	15
South Africa Government International Bond	BRC	1.000%	12/20/2015	0.974%		25,000	29	(184)	213
South Africa Government International Bond	DUB	1.000%	12/20/2015	0.974%		25,000	29	(184)	213
South Africa Government International Bond	JPM	1.000%	06/20/2017	1.369%		27,180	(452)	(945)	493
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	2.623%	JPY	2,663,100	(116)	(6,651)	6,535
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	2.624%		282,000	(41)	(699)	658
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	2.938%		571,000	(135)	(1,233)	1,098
U.S. Treasury Notes	BPS	0.250%	03/20/2015	0.127%	EUR	45,000	181	(219)	400
U.S. Treasury Notes	BPS	0.250%	09/20/2016	0.235%		25,000	21	(495)	516
U.S. Treasury Notes	BRC	0.250%	03/20/2015	0.127%		104,000	420	(1,467)	1,887
U.S. Treasury Notes	DUB	0.250%	03/20/2015	0.127%		25,000	101	(344)	445
U.S. Treasury Notes	DUB	0.250%	06/20/2015	0.143%		50,000	194	(526)	720
U.S. Treasury Notes	DUB	0.250%	09/20/2015	0.156%		50,000	185	(689)	874

44	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

U.S. Treasury Notes	DUB	0.250%	06/20/2016	0.216%		50,000	87	(951)	1,038
U.S. Treasury Notes	DUB	0.250%	09/20/2016	0.235%		50,000	43	(931)	974
U.S. Treasury Notes	FBF	0.250%	03/20/2016	0.193%		173,500	459	(2,143)	2,602
U.S. Treasury Notes	HUS	0.250%	03/20/2016	0.193%		100,000	265	(1,239)	1,504
U.S. Treasury Notes	HUS	0.250%	09/20/2016	0.235%		50,000	42	(1,084)	1,126
U.S. Treasury Notes	RYL	0.250%	03/20/2016	0.193%		62,000	164	(752)	916
U.S. Treasury Notes	RYL	0.250%	06/20/2016	0.216%		25,000	43	(429)	472
U.S. Treasury Notes	SOG	0.250%	06/20/2015	0.143%		25,000	97	(221)	318
U.S. Treasury Notes	SOG	0.250%	09/20/2015	0.156%		50,000	185	(689)	874
U.S. Treasury Notes	SOG	0.250%	06/20/2016	0.216%		100,000	174	(1,076)	1,250
U.S. Treasury Notes	SOG	0.250%	09/20/2016	0.235%		50,000	43	(1,095)	1,138
U.S. Treasury Notes	UAG	0.250%	03/20/2016	0.193%		35,500	94	(408)	502
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.216%		125,000	218	(2,169)	2,387
U.S. Treasury Notes	UAG	0.250%	09/20/2016	0.235%		175,700	149	(2,371)	2,520
UBS AG	BPS	0.760%	03/20/2013	0.532%	$	30	0	0	0
UBS AG	JPM	1.000%	06/20/2013	0.527%	EUR	4,000	20	3	17
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.197%	$	25,000	556	178	378
United Kingdom Gilt	BOA	1.000%	03/20/2016	0.270%		94,500	2,426	1,202	1,224
United Kingdom Gilt	BOA	1.000%	06/20/2016	0.306%		66,000	1,725	819	906
United Kingdom Gilt	BOA	1.000%	09/20/2016	0.337%		30,000	798	369	429
United Kingdom Gilt	BPS	1.000%	03/20/2015	0.176%		100,000	2,078	569	1,509
United Kingdom Gilt	BPS	1.000%	06/20/2016	0.306%		50,000	1,307	1,134	173
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.197%		72,200	1,608	559	1,049
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.270%		99,200	2,547	1,307	1,240
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.306%		63,700	1,666	791	875
United Kingdom Gilt	CBK	1.000%	09/20/2016	0.337%		50,000	1,331	410	921
United Kingdom Gilt	DUB	1.000%	03/20/2015	0.176%		67,500	1,403	214	1,189
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.197%		175,000	3,896	1,560	2,336
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.270%		67,500	1,732	908	824
United Kingdom Gilt	DUB	1.000%	06/20/2016	0.306%		38,100	996	659	337
United Kingdom Gilt	DUB	1.000%	09/20/2016	0.337%		46,300	1,232	379	853
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.197%		50,000	1,113	538	575
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.229%		50,000	1,261	1,164	97
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.270%		20,500	527	396	131
United Kingdom Gilt	GST	1.000%	03/20/2015	0.176%		37,200	773	133	640
United Kingdom Gilt	GST	1.000%	06/20/2015	0.197%		25,000	556	172	384
United Kingdom Gilt	GST	1.000%	12/20/2015	0.229%		155,000	3,906	2,041	1,865
United Kingdom Gilt	GST	1.000%	03/20/2016	0.270%		419,100	10,758	7,141	3,617
United Kingdom Gilt	GST	1.000%	12/20/2016	0.364%		90,000	2,436	180	2,256
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.176%		33,700	700	273	427
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.197%		75,000	1,669	526	1,143
United Kingdom Gilt	JPM	1.000%	12/20/2015	0.229%		47,000	1,184	1,090	94
United Kingdom Gilt	MYC	0.250%	03/20/2015	0.176%		30,000	58	(339)	397
United Kingdom Gilt	MYC	1.000%	03/20/2015	0.176%		200,000	4,155	1,757	2,398
United Kingdom Gilt	MYC	1.000%	06/20/2015	0.197%		50,000	1,113	333	780
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.306%		23,100	604	400	204
United Kingdom Gilt	MYC	1.000%	12/20/2016	0.364%		47,500	1,285	47	1,238
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.176%		147,800	3,071	600	2,471
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.197%		50,000	1,113	527	586
United Kingdom Gilt	SOG	1.000%	06/20/2016	0.306%		127,200	3,325	2,201	1,124
United Kingdom Gilt	UAG	1.000%	06/20/2015	0.197%		100,000	2,226	1,202	1,024
United Kingdom Gilt	UAG	1.000%	12/20/2015	0.229%		37,300	940	858	82
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.306%		45,800	1,197	792	405
United Kingdom Gilt	UAG	1.000%	09/20/2016	0.337%		100,000	2,661	489	2,172
Venezuela Government International Bond	BPS	5.000%	09/20/2017	7.708%		10,000	(1,063)	(1,282)	219
Venezuela Government International Bond	BRC	5.000%	09/20/2017	7.708%		15,000	(1,594)	(1,908)	314
Verizon Communications, Inc.	BRC	1.000%	06/20/2013	0.082%		14,205	100	105	(5)
Verizon Communications, Inc.	CBK	1.000%	06/20/2013	0.082%		10,900	77	97	(20)
Verizon Communications, Inc.	JPM	1.000%	06/20/2013	0.082%		15,000	106	75	31
Wells Fargo & Co.	FBF	1.000%	09/20/2013	0.221%		1,500	12	(4)	16
Wells Fargo & Co.	SOG	1.000%	12/20/2012	0.204%		20,000	43	12	31

							$206,008	$(347,952)	$553,960

See Accompanying Notes	45

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe 16 Index	BOA	(1.000%)	12/20/2016	EUR 760,200	$11,872	$14,767	$(2,895)
iTraxx Europe 16 Index	BRC	(1.000%)	12/20/2016	5,700	89	146	(57)
iTraxx Europe 16 Index	CBK	(1.000%)	12/20/2016	493,200	7,702	9,543	(1,841)
iTraxx Europe 16 Index	DUB	(1.000%)	12/20/2016	963,200	15,042	19,151	(4,109)
iTraxx Europe 16 Index	FBF	(1.000%)	12/20/2016	147,900	2,310	2,649	(339)
iTraxx Europe 16 Index	GST	(1.000%)	12/20/2016	89,700	1,401	1,819	(418)
iTraxx Europe 16 Index	JPM	(1.000%)	12/20/2016	697,200	10,889	12,562	(1,673)
iTraxx Europe 16 Index	MYC	(1.000%)	12/20/2016	171,900	2,685	4,499	(1,814)
iTraxx Europe 17 Index	DUB	(1.000%)	06/20/2017	50,000	945	2,401	(1,456)
iTraxx Europe 17 Index	JPM	(1.000%)	06/20/2017	600,000	11,348	23,906	(12,558)

					$64,283	$91,443	$(27,160)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BRC	5.000%	12/20/2014	$75,200	$5,605	$8,835	$(3,230)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014	99,900	7,446	11,676	(4,230)
CDX.EM-12 5-Year Index	GST	5.000%	12/20/2014	24,300	1,812	2,892	(1,080)
CDX.EM-12 5-Year Index	HUS	5.000%	12/20/2014	25,000	1,863	2,900	(1,037)
CDX.EM-12 5-Year Index	JPM	5.000%	12/20/2014	25,000	1,863	2,837	(974)
CDX.EM-12 5-Year Index	MYC	5.000%	12/20/2014	25,000	1,863	2,962	(1,099)
CDX.EM-12 5-Year Index	UAG	5.000%	12/20/2014	50,000	3,727	4,975	(1,248)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	711,200	62,446	88,665	(26,219)
CDX.EM-13 5-Year Index	CBK	5.000%	06/20/2015	20,000	1,756	2,290	(534)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	526,500	46,229	66,005	(19,776)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015	32,400	2,845	4,200	(1,355)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015	50,700	4,452	6,337	(1,885)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	974,800	85,591	120,971	(35,380)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	68,100	5,980	7,866	(1,886)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	153,200	13,452	16,939	(3,487)
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015	900	90	108	(18)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	34,400	3,433	4,214	(781)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	93,200	9,302	11,400	(2,098)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015	45,000	4,491	5,999	(1,508)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015	28,200	2,814	3,863	(1,049)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015	8,900	888	1,179	(291)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015	67,900	6,776	9,409	(2,633)
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012	50,000	123	0	123
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012	30,000	89	0	89
CDX.IG-9 5-Year Index 15-30%	GST	0.830%	12/20/2012	30,000	61	0	61
CDX.IG-9 5-Year Index 15-30%	GST	0.940%	12/20/2012	33,800	79	0	79
CDX.IG-9 5-Year Index 15-30%	MYC	0.963%	12/20/2012	102,700	245	0	245
CDX.IG-9 5-Year Index 30-100%	DUB	0.530%	12/20/2012	211,322	275	0	275
CDX.IG-9 5-Year Index 30-100%	DUB	0.695%	12/20/2012	96,450	167	0	167
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	80,246	140	0	140
CDX.IG-9 5-Year Index 30-100%	DUB	0.705%	12/20/2012	9,838	17	0	17
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	13,889	24	0	24
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	27,584	49	0	49
CDX.IG-9 5-Year Index 30-100%	DUB	0.770%	12/20/2012	163,965	316	0	316
CDX.IG-9 5-Year Index 30-100%	DUB	0.780%	12/20/2012	241,125	471	0	471
CDX.IG-9 5-Year Index 30-100%	GST	0.695%	12/20/2012	14,082	24	0	24
CDX.IG-9 5-Year Index 30-100%	GST	0.705%	12/20/2012	21,894	38	0	38
CDX.IG-9 5-Year Index 30-100%	MYC	0.711%	12/20/2012	385,799	684	0	684
CDX.IG-9 5-Year Index 30-100%	MYC	0.771%	12/20/2012	183,255	354	0	354
CDX.IG-9 10-Year Index 30-100%	GST	0.508%	12/20/2017	241,125	3,169	0	3,169
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	62,017	942	0	942
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017	144,675	1,920	0	1,920
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	130,979	2,023	0	2,023
CDX.IG-10 5-Year Index 30-100%	BOA	0.461%	06/20/2013	241,125	800	0	800
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	132,136	508	0	508
CDX.IG-10 5-Year Index 30-100%	GST	0.463%	06/20/2013	163,579	544	0	544
CMBX.NA.AAA.2 Index	BOA	0.070%	03/15/2049	390	(15)	(16)	1
CMBX.NA.AAA.2 Index	FBF	0.070%	03/15/2049	17,655	(662)	(728)	66
CMBX.NA.AAA.2 Index	MYC	0.070%	03/15/2049	5,000	(188)	(219)	31
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049	34,000	(2,027)	(2,012)	(15)
CMBX.NA.AAA.3 Index	DUB	0.080%	12/13/2049	158,853	(9,473)	(9,430)	(43)
CMBX.NA.AAA.3 Index	GST	0.080%	12/13/2049	40,500	(2,415)	(2,455)	40
CMBX.NA.AAA.3 Index	JPM	0.080%	12/13/2049	33,350	(1,989)	(2,021)	32

46	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

CMBX.NA.AAA.3 Index	MYC	0.080%	12/13/2049	36,900	(2,200)	(2,214)	14
CMBX.NA.AAA.3 Index	UAG	0.080%	12/13/2049	11,850	(707)	(726)	19
CMBX.NA.AAA.4 Index	CBK	0.350%	02/17/2051	28,000	(1,755)	(1,864)	109
CMBX.NA.AAA.4 Index	DUB	0.350%	02/17/2051	14,300	(896)	(983)	87
CMBX.NA.AAA.4 Index	FBF	0.350%	02/17/2051	51,000	(3,195)	(3,300)	105
CMBX.NA.AAA.4 Index	GST	0.350%	02/17/2051	20,000	(1,253)	(1,425)	172
CMBX.NA.AAA.4 Index	MYC	0.350%	02/17/2051	24,100	(1,509)	(1,638)	129
CMBX.NA.AAA.4 Index	RYL	0.350%	02/17/2051	4,200	(264)	(284)	20
CMBX.NA.AAA.4 Index	UAG	0.350%	02/17/2051	25,000	(1,567)	(1,219)	(348)
CMBX.NA.AAA.5 Index	FBF	0.350%	02/15/2051	6,100	(324)	(370)	46
CMBX.NA.AAA.5 Index	JPM	0.350%	02/15/2051	10,100	(536)	(619)	83
MCDX-14 5-Year Index	GST	1.000%	06/20/2015	100,000	(308)	(4,866)	4,558
MCDX-15 5-Year Index	CBK	1.000%	12/20/2015	28,100	(220)	(1,092)	872
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	25,000	(196)	(980)	784
MCDX-15 5-Year Index	GST	1.000%	12/20/2015	25,000	(196)	(972)	776
MCDX-15 5-Year Index	MYC	1.000%	12/20/2015	21,900	(172)	(866)	694
MCDX-15 10-Year Index	CBK	1.000%	12/20/2020	25,000	(1,231)	(1,424)	193
MCDX-15 10-Year Index	GST	1.000%	12/20/2020	25,000	(1,231)	(1,424)	193
MCDX-16 5-Year Index	DUB	1.000%	06/20/2016	25,000	(302)	(214)	(88)
MCDX-18 5-Year Index	CBK	1.000%	06/20/2017	50,000	(1,139)	(1,148)	9
MCDX-18 5-Year Index	MYC	1.000%	06/20/2017	25,000	(570)	(554)	(16)
MCDX-18 10-Year Index	MYC	1.000%	06/20/2022	25,000	(1,545)	(1,521)	(24)

					$ 249,701	$339,938	$(90,237)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date(6)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered			Market Value		Premiums (Received)		Unrealized Appreciation
Floating rate equal to 3-Month AUD-BBR-BBSW plus 0.213% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2016	BRC	AUD	250,000	$	261,700	$	(1,726)	$	(13,113)	$	11,387
Floating rate equal to 3-Month AUD-BBR-BBSW plus 0.213% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2016	FBF		50,000		52,340		(345)		(2,622)		2,277

								$	(2,071)	$	(15,735)	$	13,664

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	1,720,079	$	2,303	$832	$1,471
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		3,248,200		4,351	530	3,821
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		2,098,700		2,811	852	1,959

See Accompanying Notes	47

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MYC	500,000		(419)	52	(471)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA	1,020,000		915	(210)	1,125
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC	8,268,300		7,415	(3,992)	11,407
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM	2,009,300		1,802	(1,025)	2,827
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS	3,033,000		2,720	(1,781)	4,501
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC	3,355,000		3,009	(1,687)	4,696
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	UAG	175,000		157	(31)	188
Pay	28-Day MXN-TIIE	6.350%	06/02/2021	MYC	770,500		2,734	179	2,555
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	BRC	800,000		4,158	555	3,603
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC	400,000		2,079	298	1,781
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	GLM	331,000		(664)	(122)	(542)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	UAG	350,000		(702)	(157)	(545)
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	BRC	156,000		(77)	64	(141)
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	BRC	466,000		472	(240)	712
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	MYC	1,098,000		1,113	(416)	1,529

						$	34,177	$(6,299)	$40,476

(o)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013	$3,725,700	$18,442	$(104)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	7,724,000	27,069	(2,119)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	3,745,900	21,371	(11)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.800%	09/15/2014	10,000,000	59,890	(5,910)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	4,179,200	15,776	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	1,370,400	6,167	(10)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	2,627,000	18,541	(831)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	9,529,900	26,452	(71)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	4,628,000	35,685	(1,464)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.850%	10/11/2012	1,700,000	3,060	(6,892)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	10/11/2012	1,700,000	1,551	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	1,748,800	3,498	(4,217)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	03/18/2013	1,748,800	8,831	(4,310)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.750%	01/26/2015	1,000,000	23,000	(7,738)
Call - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	0.850%	10/11/2012	474,900	1,484	(1,925)
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	0.850%	10/11/2012	474,900	1,484	(175)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.200%	10/11/2012	2,000,000	4,098	0
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.750%	01/26/2015	1,000,000	23,050	(7,738)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.850%	10/11/2012	551,400	1,792	(2,235)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.850%	10/11/2012	551,400	1,792	(203)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.900%	10/11/2012	635,000	2,230	(3,992)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.900%	10/11/2012	635,000	2,230	(77)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013	1,327,000	12,466	(298)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	0.850%	10/11/2012	709,100	957	(2,875)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.200%	10/11/2012	2,709,100	4,685	0
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	530,800	4,936	(13,481)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	530,800	10,244	(711)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012	1,661,800	5,164	(6,737)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012	1,661,800	5,164	(611)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	1,681,400	2,716	(4,054)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	1,681,400	4,656	(2,251)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012	448,900	1,386	(1,820)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012	448,900	1,386	(165)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.900%	10/11/2012	1,335,300	4,607	(8,394)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.900%	10/11/2012	1,335,300	4,607	(161)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013	4,275,200	23,240	(10,538)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	779,600	7,289	(19,801)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	779,600	15,124	(1,044)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.750%	01/26/2015	500,000	11,500	(3,869)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012	12,558,500	17,678	(50,911)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.850%	10/11/2012	1,278,500	3,995	(470)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012	7,280,000	11,221	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	03/18/2013	1,388,500	7,047	(3,422)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013	2,829,000	20,987	(3,646)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	01/26/2015	500,000	11,500	(3,869)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012	1,702,700	3,068	(6,903)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.850%	10/11/2012	2,700	8	(1)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	10/11/2012	1,700,000	1,573	0

48	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

Call - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013	EUR	308,600	1,361	(1,245)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		308,600	1,932	(1,984)
Call - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013		445,900	1,738	(1,799)
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		445,900	3,107	(2,867)
Call - OTC 5-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013		240,000	815	(968)
Put - OTC 5-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		240,000	2,280	(1,543)
Call - OTC 5-Year Interest Rate Swap	UAG	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013		120,000	423	(484)
Put - OTC 5-Year Interest Rate Swap	UAG	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		120,000	1,128	(772)
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		$875,900	788	(2,492)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		875,900	3,591	(3)
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.150%	11/19/2012		1,152,400	1,844	(3,781)
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		1,152,400	2,708	(1,135)
Call - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		579,800	522	(1,649)
Put - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		579,800	2,406	(2)
Call - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		1,420,800	2,611	(4,041)
Put - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		1,420,800	2,611	(4)
Call - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		1,321,900	2,313	(3,760)
Put - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		1,321,900	3,834	(4)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,250,000	13,438	(945)
Put - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		246,500	2,416	(186)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		100,000	200	(76)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,000,000	11,650	(756)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.500%	05/30/2013		732,700	5,532	(5,845)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,753,500	20,516	(1,325)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	81,000	619	0

								$595,080	$(233,721)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10]-Inflation Adjustment) or 0	03/12/2020	$1,757,700	$14,866	$(2,484)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10]-Inflation Adjustment) or 0	04/07/2020	4,179,400	37,277	(6,124)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10]-Inflation Adjustment) or 0	09/29/2020	483,000	6,231	(733)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10]-Inflation Adjustment) or 0	03/10/2020	631,100	4,733	(1,330)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	10/13/2020	486,300	4,766	(1,108)

						$ 67,873	$(11,779)

Transactions in written call and put options for the period ended September 30, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium

Balance at 03/31/2012	0	$183,764,100	EUR	81,000	$1,405,490
Sales	73,578	104,832,100		2,229,000	320,135
Closing Buys	(73,578)	(120,642,200)		0	(985,774)
Expirations	0	0		0	0
Exercised	0	(31,246,000)		0	(76,898)

Balance at 09/30/2012	0	$136,708,000	EUR	2,310,000	$662,953

(p)	Restricted securities as of September 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
American International Group, Inc.	4.500%	12/20/2017	10/04/2010	$57,993	$68,899	0.03%
Chambers Descendants Trust	12.000%	08/15/2018	02/19/2010 - 11/29/2010	109,216	109,759	0.04%
Citigroup, Inc.	5.365%	03/06/2036	06/29/2012	883	1,002	0.00%
Continental Airlines, Inc.	6.920%	04/02/2013	10/21/2010	886	894	0.00%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	145	118	0.00%
Goldman Sachs Group, Inc.	0.860%	08/12/2015	12/01/2009	71,288	60,045	0.02%
Lehman Brothers Holdings, Inc.	4.850%	09/03/2013	10/10/2008	250	3,774	0.00%
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008	7.000%	10/01/2036	12/11/2008	80	106	0.00%
Royal Bank of Scotland Group PLC	2.014%	03/30/2015	01/06/2011 -07/05/2011	31,903	30,158	0.01%
SLM Corp.	4.800%	02/13/2014	03/12/2010	9,284	9,699	0.00%

				$281,928	$284,454	0.10%

See Accompanying Notes	49

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

(q)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.000%	11/01/2042	$189,000	$197,180	$(199,011)
Fannie Mae	5.000%	10/01/2042	908,000	988,130	(990,146)
Fannie Mae	5.000%	11/01/2042	2,313,500	2,523,190	(2,521,716)
Fannie Mae	6.000%	10/01/2042	407,900	450,162	(450,602)
Fannie Mae	6.000%	11/01/2042	19,000	20,995	(20,989)
Ginnie Mae	6.000%	10/01/2042	1,900	2,138	(2,147)

				$4,181,795	$(4,184,611)

(r)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month		Currency to be Delivered			Currency to be Received	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	BRL	2,160,259	$		1,046,789	CBK	$0	$(18,821)	$(18,821)
10/2012		2,488,051			1,217,604	DUB	0	(9,700)	(9,700)
10/2012		3,957,122			1,927,715	JPM	0	(24,251)	(24,251)
10/2012		1,918,067			929,781	MSC	0	(16,361)	(16,361)
10/2012		1,252,704			610,962	UAG	0	(6,971)	(6,971)
10/2012	CAD	294			300	JPM	1	0	1
10/2012	EUR	100,000			121,243	BOA	0	(7,298)	(7,298)
10/2012		650,231			829,369	BPS	5,138	(11,385)	(6,247)
10/2012		1,067,699			1,343,703	BRC	0	(28,343)	(28,343)
10/2012		859,005			1,094,724	CBK	6,198	(15,338)	(9,140)
10/2012		791,708			965,052	DUB	0	(52,461)	(52,461)
10/2012		761,260			934,405	FBF	0	(43,977)	(43,977)
10/2012		1,041,633			1,314,531	HUS	0	(24,019)	(24,019)
10/2012		909,827			1,158,970	JPM	3,174	(13,377)	(10,203)
10/2012		1,267,919			1,649,350	RYL	20,219	(208)	20,011
10/2012		1,815,736			2,307,461	UAG	787	(26,638)	(25,851)
10/2012	GBP	674,974			1,068,535	BRC	0	(21,413)	(21,413)
10/2012		4,502			7,317	CBK	47	0	47
10/2012		388,959			613,816	DUB	0	(14,275)	(14,275)
10/2012		477,726			754,755	FBF	0	(16,676)	(16,676)
10/2012		13,427			21,743	JPM	61	0	61
10/2012		157,354			255,212	UAG	1,117	0	1,117
10/2012	JPY	62,410,000			799,058	BOA	0	(838)	(838)
10/2012		95,911,000			1,228,249	CBK	0	(1,018)	(1,018)
10/2012		146,012,000			1,861,577	FBF	0	(9,730)	(9,730)
10/2012		20,000,000			253,078	JPM	0	(3,216)	(3,216)
10/2012		65,029,976			830,889	RYL	2	(2,575)	(2,573)
10/2012		255,917,000			3,245,458	UAG	34	(34,224)	(34,190)
10/2012	MXN	2,851,261			206,007	CBK	0	(15,155)	(15,155)
10/2012		3,212,036			237,359	HUS	0	(12,070)	(12,070)
10/2012		2,783,183			200,994	JPM	0	(14,932)	(14,932)
10/2012	$	681,962		BRL	1,375,857	BRC	627	(3,908)	(3,281)
10/2012		245,761			500,000	DUB	879	0	879
10/2012		782,853			1,598,811	HUS	5,807	0	5,807
10/2012		784,645			1,594,398	JPM	1,839	0	1,839
10/2012		1,139,554			2,313,721	MSC	3,219	(1,462)	1,757
10/2012		2,160,806			4,393,415	UAG	6,374	0	6,374
10/2012		3,098,927		EUR	2,411,616	BOA	120	0	120
10/2012		3,053,639			2,372,680	BPS	0	(4,627)	(4,627)
10/2012		3,729,867			2,888,371	CBK	10,620	(28,713)	(18,093)
10/2012		2,479			2,016	DUB	112	0	112
10/2012		93,593			72,586	HUS	179	(484)	(305)
10/2012		45,593			35,327	JPM	0	(196)	(196)
10/2012		396			325	RBC	22	0	22
10/2012		8,950			7,299	RYL	431	0	431
10/2012		1,891,347		GBP	1,165,929	BOA	0	(8,605)	(8,605)
10/2012		3,091			1,903	BRC	0	(18)	(18)
10/2012		887,075			548,599	CBK	0	(1,199)	(1,199)
10/2012		267			167	JPM	2	0	2
10/2012		558			346	RYL	0	0	0
10/2012	ZAR	8,795		$	1,060	BRC	7	0	7
10/2012		308,722			37,178	DUB	208	0	208
10/2012		34,302			4,136	HUS	28	0	28
11/2012	AUD	1,952			2,032	JPM	12	0	12
11/2012		343,462			357,716	WST	2,354	0	2,354
11/2012	CHF	136,575			141,987	WST	0	(3,359)	(3,359)

50	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

11/2012	EUR	2,411,616		3,099,939	BOA	0	(48)	(48)
11/2012		2,800,815		3,604,958	BPS	4,679	0	4,679
11/2012		12,146		15,621	BRC	8	0	8
11/2012		2,685,371		3,480,569	CBK	28,687	0	28,687
11/2012		5,340		6,868	GLM	3	0	3
11/2012		181,742		227,615	JPM	509	(6,551)	(6,042)
11/2012		250,000		307,400	RBC	0	(14,024)	(14,024)
11/2012		12,996		16,839	UAG	134	0	134
11/2012	GBP	1,165,929		1,891,137	BOA	8,570	0	8,570
11/2012		548,599		886,988	CBK	1,194	(1)	1,193
11/2012		19,165		31,116	JPM	172	0	172
11/2012		17,919		28,930	RYL	12	(15)	(3)
11/2012		3,589		5,822	UAG	27	0	27
11/2012	HKD	405,243		52,270	JPM	8	0	8
11/2012	JPY	16,000,000		204,030	BRC	0	(1,050)	(1,050)
11/2012		63,100,000		807,451	FBF	0	(1,334)	(1,334)
11/2012	MXN	2,074,078		155,473	CBK	0	(4,773)	(4,773)
11/2012		842,114		62,594	MSC	0	(2,499)	(2,499)
11/2012	$	2,809	AUD	2,694	CBK	0	(22)	(22)
11/2012		926	CHF	890	UAG	21	0	21
11/2012		61,657	EUR	50,000	BOA	2,624	0	2,624
11/2012		633	HKD	4,905	JPM	0	0	0
11/2012		35,303	SEK	235,619	BPS	514	0	514
12/2012	BRL	1,204,284	$	592,572	BRC	3,007	0	3,007
12/2012		500,000		243,593	DUB	0	(1,185)	(1,185)
12/2012		1,259,822		611,060	HUS	0	(5,694)	(5,694)
12/2012		1,594,398		777,338	JPM	0	(3,209)	(3,209)
12/2012		2,155,261		1,052,155	MSC	260	(3,226)	(2,966)
12/2012		3,460,967		1,687,818	UAG	0	(6,520)	(6,520)
12/2012	CAD	2,724,642		2,787,329	BPS	20,796	0	20,796
12/2012		1,053,445		1,087,624	CBK	17,982	0	17,982
12/2012		4,916,305		5,035,180	DUB	43,288	0	43,288
12/2012		713,377		732,360	HUS	8,015	0	8,015
12/2012	EUR	50,000		61,700	BOA	0	(2,617)	(2,617)
12/2012		203,000		250,481	CBK	0	(10,595)	(10,595)
12/2012	JPY	21,778,681		277,812	BRC	0	(1,428)	(1,428)
12/2012		78,369,066		993,032	FBF	0	(11,794)	(11,794)
12/2012		19,921,068		254,390	RBC	0	(1,033)	(1,033)
12/2012	MXN	42,940		3,230	BRC	0	(86)	(86)
12/2012		4,032,009		305,524	CBK	920	(6,355)	(5,435)
12/2012		7,947,235		597,385	DUB	0	(16,254)	(16,254)
12/2012		2,715,544		207,482	FBF	0	(1,888)	(1,888)
12/2012		6,618,763		493,060	HUS	0	(17,937)	(17,937)
12/2012		5,344,904		401,633	JPM	444	(11,191)	(10,747)
12/2012		19,924,359		1,487,973	MSC	0	(50,029)	(50,029)
12/2012		12,882,019		959,775	UAG	0	(34,371)	(34,371)
12/2012	$	67,900	BRL	139,047	HUS	171	0	171
12/2012		400		817	JPM	0	0	0
12/2012		71,500		146,262	MSC	135	(31)	104
12/2012		293,800		601,389	UAG	631	(18)	613
12/2012		21,444	CAD	20,963	BRC	0	(159)	(159)
12/2012		113,522		111,085	CBK	0	(729)	(729)
12/2012		299		294	JPM	0	(1)	(1)
12/2012		44,662		43,419	RYL	0	(576)	(576)
12/2012		605	JPY	47,555	BPS	5	0	5
12/2012		252,734		19,763,771	DUB	671	0	671
12/2012		38,632		2,989,996	RYL	0	(295)	(295)
12/2012		50,000	MXN	663,588	BRC	1,238	0	1,238
12/2012		49,900		656,144	GLM	789	(25)	764
12/2012		29,611		398,119	HUS	1,129	0	1,129
12/2012		210,960		2,796,933	MSC	5,007	(5)	5,002
12/2012		231,818		3,054,936	UAG	4,312	(246)	4,066
01/2013	EUR	147,150	$	182,400	DUB	0	(6,948)	(6,948)
01/2013		37,500		46,047	JPM	0	(2,207)	(2,207)
01/2013		220,000		270,176	RBC	0	(12,912)	(12,912)
01/2013		277,100		344,648	UAG	0	(11,915)	(11,915)
01/2013	MXN	842,679		64,055	CBK	0	(773)	(773)
02/2013	CNY	172,487		27,331	BRC	192	0	192
02/2013		314,121		49,900	FBF	477	0	477
02/2013		814,027		128,900	UAG	823	0	823
02/2013	EUR	255,400		327,175	BPS	0	(1,565)	(1,565)
02/2013		57,100		70,073	DUB	0	(3,403)	(3,403)
02/2013		207,800		254,595	UAG	0	(12,837)	(12,837)
02/2013	$	26,863	CNY	170,562	CBK	0	(27)	(27)
02/2013		90,900		573,579	GST	0	(654)	(654)

See Accompanying Notes	51

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

02/2013		23,804		150,000	JPM	0	(203)	(203)
02/2013		64,400		406,493	UAG	0	(443)	(443)
06/2013	EUR	111,459	$	146,719	BPS	3,076	0	3,076
08/2013	CNY	61,799		9,781	HUS	122	0	122
08/2013	EUR	224,400		283,243	BPS	0	(6,122)	(6,122)
08/2013	$	9,915	CNY	61,799	GST	0	(255)	(255)
09/2013	EUR	657,900	$	826,586	BOA	0	(21,974)	(21,974)
09/2013		1,976,200		2,563,527	BRC	14,377	0	14,377
09/2013		794,965		1,015,816	UAG	3,975	(13,559)	(9,584)
11/2013		225,500		283,882	BOA	0	(7,149)	(7,149)
11/2013		324,100		408,172	BRC	0	(10,113)	(10,113)
11/2013		17,711		22,887	FBF	29	0	29
01/2014		21,800		27,520	BPS	0	(642)	(642)
04/2014	CNY	75,000		11,818	HUS	229	0	229
04/2014		209,365		33,002	UAG	648	0	648
04/2014	EUR	90,600		114,463	BPS	0	(2,655)	(2,655)
04/2014		70,800		89,728	CBK	0	(1,794)	(1,794)
04/2014	$	10,899	CNY	66,994	JPM	0	(546)	(546)
04/2014		35,423		217,371	RYL	0	(1,832)	(1,832)
05/2014	EUR	51,900	$	65,627	BPS	0	(1,506)	(1,506)
05/2014		200,000		253,695	CBK	0	(5,007)	(5,007)
06/2014		129,600		163,883	BPS	0	(3,762)	(3,762)
06/2014		106,300		134,788	FBF	0	(2,716)	(2,716)
07/2014		85,700		108,411	BPS	0	(2,482)	(2,482)
08/2014		61,300		77,581	BPS	0	(1,765)	(1,765)

						$249,528	$(853,421)	$(603,893)

(s)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$1,527,697	$70,643	$1,598,340
Corporate Bonds & Notes
Banking & Finance	19,243	48,241,454	213,927	48,474,624
Industrials	0	7,401,234	112,138	7,513,372
Utilities	0	3,980,858	77	3,980,935
Convertible Bonds & Notes
Industrials	0	13,151	0	13,151
Municipal Bonds & Notes
Alabama	0	121,515	0	121,515
Arizona	0	12,879	0	12,879
Arkansas	0	1,373	0	1,373
California	0	5,194,311	0	5,194,311
Colorado	0	87,198	0	87,198
Connecticut	0	11,046	0	11,046
District of Columbia	0	122,071	0	122,071
Florida	0	104,023	0	104,023
Georgia	0	163,464	0	163,464
Illinois	0	913,658	0	913,658
Indiana	0	76,106	0	76,106
Iowa	0	84,055	0	84,055
Kansas	0	29,456	0	29,456
Louisiana	0	113,732	0	113,732
Massachusetts	0	146,277	0	146,277
Michigan	0	64,562	0	64,562
Mississippi	0	12,147	0	12,147
Missouri	0	1,181	0	1,181
Nebraska	0	56,101	0	56,101
Nevada	0	489,153	0	489,153
New Jersey	0	468,180	0	468,180
New Mexico	0	9,640	0	9,640
New York	0	3,043,928	0	3,043,928
North Carolina	0	58,451	0	58,451
Ohio	0	899,054	63,439	962,493
Oregon	0	37,928	0	37,928
Pennsylvania	0	200,225	0	200,225
Puerto Rico	0	15,112	0	15,112
Rhode Island	0	189	0	189

52	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

South Carolina	0	68,463	0	68,463
Tennessee	0	23,629	0	23,629
Texas	0	618,602	0	618,602
Utah	0	2,364	0	2,364
Virginia	0	48,153	0	48,153
Washington	0	339,535	0	339,535
West Virginia	0	124,885	0	124,885
Wisconsin	0	128,611	0	128,611
U.S. Government Agencies	697,453	132,054,167	69,017	132,820,637
U.S. Treasury Obligations	0	48,286,753	0	48,286,753
Mortgage-Backed Securities	1,407	17,991,315	461,998	18,454,720
Asset-Backed Securities	0	5,292,851	448,182	5,741,033
Sovereign Issues	0	31,563,150	0	31,563,150
Convertible Preferred Securities
Banking & Finance	179,408	0	0	179,408
Industrials	0	0	0	0
Utilities	11,460	0	0	11,460
Preferred Securities
Banking & Finance	174,361	2,289	0	176,650
Industrials	11,220	0	0	11,220
Short-Term Instruments
Certificates of Deposit	0	1,652,848	0	1,652,848
Commercial Paper	957,815	962,540	0	1,920,355
Repurchase Agreements	0	156,573	0	156,573
Short-Term Notes	0	96,029	0	96,029
Italy Treasury Bills	0	3,425,381	0	3,425,381
Japan Treasury Bills	0	9,281,609	0	9,281,609
Mexico Treasury Bills	0	3,131,986	0	3,131,986
Spain Treasury Bills	0	589,027	0	589,027
U.S. Treasury Bills	0	33,950	0	33,950
PIMCO Short-Term Floating NAV Portfolios	9,917,824	0	0	9,917,824

	$11,970,191	$329,576,119	$1,439,421	$342,985,731
Short Sales, at value	$0	$(4,184,611)	$0	$(4,184,611)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	585,018	0	585,018
Foreign Exchange Contracts	0	263,192	0	263,192
Interest Rate Contracts	160,205	101,375	0	261,580

	$160,205	$949,585	$0	$1,109,790
Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(259,584)	0	(259,584)
Foreign Exchange Contracts	0	(853,421)	0	(853,421)
Interest Rate Contracts	(6,788)	(1,044,431)	(11,779)	(1,062,998)

	$(6,788)	$(2,157,436)	$(11,779)	$(2,176,003)

Totals	$12,123,608	$324,183,657	$1,427,642	$337,734,907

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Bank Loan Obligations	$0	$70,706	$0	$332	$0	$(395)	$0	$0	$70,643	$(395)
Corporate Bonds & Notes
Banking & Finance	378,412	10,416	(1,025)	(130)	(22)	10,532	0	(184,256)	213,927	10,450
Industrials	138,021	0	(5,807)	(155)	(16)	1,228	0	(21,133)	112,138	1,281
Utilities	95	0	(14)	0	0	(4)	0	0	77	(4)

See Accompanying Notes	53

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

Municipal Bonds & Notes
Ohio	70,608	0	(8,400)	166	537	528	0	0	63,439	429
U.S. Government Agencies	3,122,410	(3,006,749)	(7,270)	(15)	6	1,756	8,182	(49,303)	69,017	421
Mortgage-Backed Securities	331,336	78	(22,306)	1,074	2,238	7,625	154,444	(12,491)	461,998	6,900
Asset-Backed Securities	408,069	132,552	(44,733)	990	(1,292)	2,683	3	(50,090)	448,182	1,765
Convertible Preferred Securities
Industrials	2,359	0	0	0	0	(2,359)	0	0	0	(2,359)

	$4,451,310	$(2,792,997)	$(89,555)	$2,262	$1,451	$21,594	$162,629	$(317,273)	$1,439,421	$18,488
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(13,550)	$0	$0	$0	$0	$1,771	$0	$0	$(11,779)	$1,771

Totals	$4,437,760	$(2,792,997)	$(89,555)	$2,262	$1,451	$23,365	$162,629	$(317,273)	$1,427,642	$20,259

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Bank Loan Obligations	$70,643	Benchmark Pricing	Base Price	89.00
Corporate Bonds & Notes
Banking & Finance	91,458	Benchmark Pricing	Base Price	23.52 - 117.15
	122,469	Third Party Vendor	Broker Quote	96.60 - 110.17
Industrials	10,279	Benchmark Pricing	Base Price	101.00 - 106.04
	768	Indicative Market Quotations	Broker Quote	55.00
	101,091	Third Party Vendor	Broker Quote	101.00 - 115.50
Utilities	77	Third Party Vendor	Broker Quote	91.00
Municipal Bonds & Notes Ohio	63,439	Benchmark Pricing	Base Price	93.29
U.S. Government Agencies	50,806	Benchmark Pricing	Base Price	96.39 - 119.31
	1,983	Other Valuation Techniques	—	—
	16,228	Third Party Vendor	Broker Quote	99.75
Mortgage-Backed Securities	110,802	Benchmark Pricing	Base Price	8.47 - 112.32
	351,196	Third Party Vendor	Broker Quote	59.00 - 102.07
Asset-Backed Securities	407,718	Benchmark Pricing	Base Price	66.99 - 100.50

	40,464	Third Party Vendor	Broker Quote	100.25
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(11,779)	Indicative Market Quotations	Broker Quote	0.14 - 0.23

Total	$1,427,642

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(t)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$2,867	$0	$0	$46,386	$49,253
Unrealized appreciation on foreign currency contracts	0	0	0	249,528	0	249,528
Unrealized appreciation on OTC swap agreements	0	585,017	0	13,664	42,175	640,856

	$0	$587,884	$0	$263,192	$88,561	$939,637

54	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2012 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Liabilities:
Written options outstanding	$0	$0	$0	$0	$245,500	$245,500
Variation margin payable on financial derivative instruments (2)	0	0	0	0	1,254	1,254
Unrealized depreciation on foreign currency contracts	0	0	0	853,421	0	853,421
Unrealized depreciation on OTC swap agreements	0	161,597	0	0	1,699	163,296

	$0	$161,597	$0	$853,421	$248,453	$1,263,471

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain on futures contracts	$0	$0	$0	$0	$672,293	$672,293
Net realized gain on written options	0	0	0	0	985,766	985,766
Net realized gain (loss) on swaps	0	97,789	0	(812)	434,351	531,328
Net realized gain on foreign currency transactions	0	0	0	915,855	0	915,855

	$0	$97,789	$0	$915,043	$2,092,410	$3,105,242

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$431,462	$431,462
Net change in unrealized (depreciation) on written options	0	0	0	0	(418,710)	(418,710)
Net change in unrealized appreciation (depreciation) on swaps	0	154,675	0	(4,159)	(1,536,746)	(1,386,230)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(852,744)	0	(852,744)

	$0	$154,675	$0	$(856,903)	$(1,523,994)	$(2,226,222)

(1)	See note 6 in the Notes to Financial Statements for additional information.

(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $153,417 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(847,797) as reported in the Notes to Schedule of Investments.

(u)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures(1)
BOA	$(33,618)	$41,468	$7,850
BPS	1,186	4,024	5,210
BRC	33,148	(22,920)	10,228
CBK	(22,717)	24,527	1,810
DUB	39,344	(45,020)	(5,676)
FBF	(101,707)	116,722	15,015
GLM	(24,225)	24,546	321
GST	34,966	(39,730)	(4,764)
HUS	53,435	(52,680)	755
JPM	(28,669)	26,482	(2,187)
MSC	(64,992)	64,299	(693)
MYC	(3,125)	(720)	(3,845)
RBC	(27,947)	29,898	1,951
RYL	(46,097)	48,221	2,124
SOG	3,000	(3,190)	(190)
UAG	(122,234)	142,802	20,568
WST	(1,005)	0	(1,005)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	55

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: December 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: December 5, 2012

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: December 4, 2012